Due to size constraints, this filing is being made in 2 related submissions.  This submission is the second of the 2 related submissions.  The accession number of the previous related submission is as follows:  0000898745-10-000374

Retirement, Institutional, & J Share Classes

Semiannual Report

April 30, 2010

Table of Contents

Financial Statements	1
Notes to Financial Statements	105
Schedules of Investments	146
Financial Highlights	436
Shareholder Expense Example	598
Supplemental Information	607

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

			Disciplined
	Bond & Mortgage	Core Plus	LargeCap
Amounts in thousands, except per share amounts	Securities Fund	Bond Fund I	Blend Fund
Investment in securities--at cost	$ 2,438,022	$ 2,622,380	$ 1,194,370
Foreign currency--at cost	$ 97	$ 226	$ –
Assets
Investment in securities--at value	$ 2,351,648	$ 2,699,553	$ 1,350,058
Foreign currency--at value	96	244	–
Cash	6,973	14,843	10
Receivables:
Dividends and interest	17,305	13,475	1,817
Expense reimbursement from Manager	20	–	2
Expense reimbursement from Underwriter	8	–	–
Foreign currency contracts	53	2,891	–
Fund shares sold	6,335	1,009	30
Investment securities sold	141,586	138,043	2,468
Swap premiums paid	18,662	3,601	–
Unrealized gain on swap agreements	174	5,856	–
Variation margin on futures contracts	–	2,235	–
Other assets	9	2	5
Prepaid expenses	–	56	–
Total Assets	2,542,869	2,881,808	1,354,390
Liabilities
Accrued management and investment advisory fees	867	1,227	753
Accrued administrative service fees	21	8	2
Accrued distribution fees	135	8	64
Accrued service fees	25	10	3
Accrued transfer agent fees	169	10	218
Accrued directors' expenses	4	1	1
Accrued other expenses	74	–	41
Payables:
Dividends payable	5,850	–	–
Foreign currency contracts	1	526	–
Fund shares redeemed	1,022	1,199	1,554
Investment securities purchased	469,986	113,737	4,102
Options and swaptions contracts written (premiums received $0, $4,000 and $0)	–	3,229	–
Short sales (proceeds received $0, $60,723 and $0)	–	60,687	–
Swap premiums received	1,428	391	–
Unrealized loss on swap agreements	22,109	697	–
Variation margin on futures contracts	100	458	–
Total Liabilities	501,791	182,188	6,738
Net Assets Applicable to Outstanding Shares	$ 2,041,078	$ 2,699,620	$ 1,347,652
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,317,569	$ 2,591,460	$ 1,760,379
Accumulated undistributed (overdistributed) net investment income (loss)	23,503	5,491	6,466
Accumulated undistributed (overdistributed) net realized gain (loss)	(191,438)	5,919	(574,881)
Net unrealized appreciation (depreciation) of investments	(108,606)	94,241	155,688
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	50	2,509	–
Total Net Assets	$ 2,041,078	$ 2,699,620	$ 1,347,652
Capital Stock (par value: $.01 a share):
Shares authorized	715,000	380,000	905,000
Net Asset Value Per Share:
Class A: Net Assets	$ 130,504	N/A	$ 214,930
Shares Issued and Outstanding	12,940		18,207
Net Asset Value per share $ 10.09 $ 11.81
Maximum Offering Price	$10.48 (a)		$12.50 (b)
Class B: Net Assets	$ 11,713	N/A	$ 16,309
Shares Issued and Outstanding 1,159 1,401
Net Asset Valueper share	$ 10.11 (c)		$ 11.64 (c)
Class C: Net Assets	$ 4,913	N/A	$ 2,116
Shares Issued and Outstanding 487 181
Net Asset Value per share	$ 10.09(c)		$ 11.71(c)
Class J: Net Assets	$ 198,398	N/A	N/A
Shares Issued and Outstanding 19,568
Net Asset Value per share	$ 10.14 (c)
Institutional: Net Assets	$ 1,521,383	$ 2,627,556	$ 1,096,953
Shares Issued and Outstanding	150,929	236,933	93,259
Net Asset Value per share	$ 10.08	$ 11.09	$ 11.76
R-1: Net Assets	$ 10,525	$ 2,598	$ 1,387
Shares Issued and Outstanding	1,044	235	118
Net Asset Value per share	$ 10.08	$ 11.04	$ 11.72
R-2: Net Assets	$ 27,939	$ 7,414	$ 2,098
Shares Issued and Outstanding	2,794	671	180
Net Asset Value per share	$ 10.00	$ 11.04	$ 11.65
R-3: Net Assets	$ 46,446	$ 21,508	$ 7,171
Shares Issued and Outstanding	4,630	1,946	614
Net Asset Value per share	$ 10.03	$ 11.05	$ 11.68
R-4: Net Assets	$ 30,660	$ 6,830	$ 4,713
Shares Issued and Outstanding	3,009	615	402
Net Asset Value per share	$ 10.19	$ 11.10	$ 11.71
R-5: Net Assets	$ 58,597	$ 33,714	$ 1,975
Shares Issued and Outstanding	5,836	3,043	168
Net Asset Value per share	$ 10.04	$ 11.08	$ 11.73

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	Diversified	Equity Income	Global Diversified
Amounts in thousands, except per share amounts	International Fund	Fund	Income Fund
Investment in securities--at cost	$ 1,523,365	$ 2,180,722	$ 408,252
Foreign currency--at cost	$ 1,346	$ –	$ 111
Assets
Investment in securities--at value	$ 1,699,241	$ 2,436,627	$ 426,900
Foreign currency--at value	1,370	–	110
Cash	2,037	215	15,811
Receivables:
Dividends and interest	5,053	5,411	5,087
Expense reimbursement from Manager	3	–	–
Expense reimbursement from Underwriter	7	–	–
Foreign tax refund	42	–	–
Fund shares sold	608	1,679	17,570
Investment securities sold	12,647	–	4,841
Other assets	5	1	–
Prepaid directors' expenses	–	–	3
Prepaid transfer agent fees	–	–	6
Total Assets	1,721,013	2,443,933	470,328
Liabilities
Accrued management and investment advisory fees	1,242	1,034	257
Accrued administrative service fees	27	–	–
Accrued distribution fees	181	332	104
Accrued service fees	33	–	–
Accrued transfer agent fees	338	524	–
Accrued directors' expenses	5	6	–
Accrued other expenses	297	151	7
Payables:
Dividends payable	–	–	1,692
Fund shares redeemed	743	1,609	376
Investment securities purchased	13,438	2,987	13,758
Total Liabilities	16,304	6,643	16,194
Net Assets Applicable to Outstanding Shares	$ 1,704,709	$ 2,437,290	$ 454,134
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,192,737	$ 2,835,793	$ 429,686
Accumulated undistributed (overdistributed) net investment income (loss)	4,189	9,245	(404)
Accumulated undistributed (overdistributed) net realized gain (loss)	(668,100)	(663,653)	6,206
Net unrealized appreciation (depreciation) of investments	175,876	255,905	18,648
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	7	–	(2)
Total Net Assets	$ 1,704,709	$ 2,437,290	$ 454,134
Capital Stock (par value: $.01 a share):
Shares authorized	910,000	830,000	375,000
Net Asset Value Per Share:
Class A: Net Assets	$ 275,211	$ 618,570	$ 238,610
Shares Issued and Outstanding	30,307	38,001	18,757
Net Asset Value per share	$ 9.08	$ 16.28	$ 12.72
Maximum Offering Price	$ 9.61 (a)	$ 17.23(a)	$ 13.22 (b)
Class B: Net Assets	$ 21,625	$ 133,470	N/A
Shares Issued and Outstanding	2,372	8,278
Net Asset Value per share	$ 9.12 (c)	$ 16.12(c)
Class C: Net Assets	$ 11,806	$ 107,039	$ 94,463
Shares Issued and Outstanding	1,298	6,704	7,445
Net Asset Value per share	$ 9.09 (c)	$ 15.97(c)	$ 12.69 (c)
Class J: Net Assets	$ 173,986	N/A	N/A
Shares Issued and Outstanding	19,343
Net Asset Value per share	$ 8.99 (c)
Institutional: Net Assets	$ 994,945	$ 1,578,156	$ 121,061
Shares Issued and Outstanding	109,923	96,858	9,546
Net Asset Value per share	$ 9.05	$ 16.29	$ 12.68
R-1: Net Assets	$ 10,278	$ 11	N/A
Shares Issued and Outstanding	1,138	1
Net Asset Value per share	$ 9.03	$ 16.28
R-2: Net Assets	$ 20,228	$ 11	N/A
Shares Issued and Outstanding	2,250	1
Net Asset Value per share	$ 8.99	$ 16.29
R-3: Net Assets	$ 69,178	$ 11	N/A
Shares Issued and Outstanding	7,653	1
Net Asset Value per share	$ 9.04	$ 16.29
R-4: Net Assets	$ 49,110	$ 11	N/A
Shares Issued and Outstanding	5,364	1
Net Asset Value per share	$ 9.16	$ 16.29
R-5: Net Assets	$ 78,342	$ 11	N/A
Shares Issued and Outstanding	8,570	1
Net Asset Value per share	$ 9.14	$ 16.29

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Government &	High Quality
	Global Real Estate	High Quality Bond	Intermediate-Term
Amounts in thousands, except per share amounts	Securities Fund	Fund	Bond Fund
Investment in securities--at cost	$ 11,024	$ 1,517,535	$ 45,364
Foreign currency--at cost	$ 157	$ –	$ –
Assets
Investment in securities--at value	$ 12,147	$ 1,560,277	$ 44,204
Foreign currency--at value	157	–	–
Cash	68	10	906
Receivables:
Dividends and interest	45	6,590	268
Expense reimbursement from Manager	10	26	1
Expense reimbursement from Underwriter	–	31	1
Foreign currency contracts	7	–	–
Fund shares sold	75	6,425	8
Investment securities sold	554	385	8,880
Other assets	–	19	–
Prepaid directors' expenses	1	–	1
Prepaid expenses	–	1	–
Total Assets	13,064	1,573,764	54,269
Liabilities
Accrued management and investment advisory fees	9	621	15
Accrued administrative service fees	–	6	2
Accrued distribution fees	4	186	13
Accrued service fees	–	6	3
Accrued transfer agent fees	2	185	31
Accrued directors' expenses	–	1	–
Accrued other expenses	37	–	42
Payables:
Dividends payable	–	4,905	–
Foreign currency contracts	5	–	–
Fund shares redeemed	–	968	165
Investment securities purchased	614	38,650	8,812
Total Liabilities	671	45,528	9,083
Net Assets Applicable to Outstanding Shares	$ 12,393	$ 1,528,236	$ 45,186
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 13,822	$ 1,587,636	$ 74,144
Accumulated undistributed (overdistributed) net investment income (loss)	(428)	(2,343)	355
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,125)	(99,799)	(28,153)
Net unrealized appreciation (depreciation) of investments	1,123	42,742	(1,160)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	1	–	–
Total Net Assets	$ 12,393	$ 1,528,236	$ 45,186
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	855,000	305,000
Net Asset Value Per Share:
Class A: Net Assets	$ 8,864	$ 343,528	N/A
Shares Issued and Outstanding	1,422	31,309
Net Asset Value per share	$ 6.23	$ 10.97
Maximum Offering Price	$ 6.59 (a)	$ 11.22(b)
Class B: Net Assets	N/A	$ 46,143	N/A
Shares Issued and Outstanding		4,209
Net Asset Value per share		$ 10.96(c)
Class C: Net Assets	$ 2,278	$ 43,647	N/A
Shares Issued and Outstanding	372	3,983
Net Asset Value per share	$ 6.13 (c)	$ 10.96(c)
Class J: Net Assets	N/A	$ 99,637	$ 27,566
Shares Issued and Outstanding		9,070	3,292
Net Asset Value per share		$ 10.99(c)	$ 8.37 (c)
Institutional: Net Assets	$ 1,251	$ 952,654	$ 245
Shares Issued and Outstanding	200	86,788	29
Net Asset Value per share	$ 6.26	$ 10.98	$ 8.42
R-1: Net Assets	N/A	$ 3,506	$ 2,002
Shares Issued and Outstanding		319	239
Net Asset Value per share		$ 10.98	$ 8.38
R-2: Net Assets	N/A	$ 7,937	$ 3,178
Shares Issued and Outstanding		723	383
Net Asset Value per share		$ 10.98	$ 8.31
R-3: Net Assets	N/A	$ 14,682	$ 5,597
Shares Issued and Outstanding		1,337	672
Net Asset Value per share		$ 10.98	$ 8.32
R-4: Net Assets	N/A	$ 4,458	$ 2,006
Shares Issued and Outstanding		406	241
Net Asset Value per share		$ 10.98	$ 8.32
R-5: Net Assets	N/A	$ 12,044	$ 4,592
Shares Issued and Outstanding		1,096	551
Net Asset Value per share		$ 10.99	$ 8.33

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

Amounts in thousands, except per share amounts	High Yield Fund	High Yield Fund I	Income Fund
Investment in securities--at cost	$ 2,830,299	$ 1,122,377	$ 1,124,843
Investment in affiliated securities--at cost	$ 23,687	$ –	$ –
Assets
Investment in securities--at value	$ 2,982,424	$ 1,203,995	$ 1,173,194
Investment in affiliated securities--at value	30,838	–	–
Cash	16,409	2,994	10
Receivables:
Dividends and interest	61,222	25,635	15,474
Expense reimbursement from Manager	5	–	5
Expense reimbursement from Underwriter	–	–	1
Fund shares sold	30,323	463	9,169
Investment securities sold	35,811	13,098	–
Prepaid transfer agent fees	–	4	–
Prepaid expenses	–	27	52
Total Assets	3,157,032	1,246,216	1,197,905
Liabilities
Accrued management and investment advisory fees	1,257	617	479
Accrued distribution fees	747	–	126
Accrued transfer agent fees	228	–	43
Accrued directors' expenses	14	1	1
Accrued other expenses	177	–	–
Payables:
Dividends payable	19,276	–	5,185
Fund shares redeemed	6,586	119	698
Investment securities purchased	84,406	42,068	–
Total Liabilities	112,691	42,805	6,532
Net Assets Applicable to Outstanding Shares	$ 3,044,341	$ 1,203,411	$ 1,191,373
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,881,503	$ 1,108,128	$ 1,186,445
Accumulated undistributed (overdistributed) net investment income (loss)	(6,933)	25,848	(10,214)
Accumulated undistributed (overdistributed) net realized gain (loss)	10,424	(12,183)	(33,209)
Net unrealized appreciation (depreciation) of investments	159,276	81,618	48,351
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	71	–	–
Total Net Assets	$ 3,044,341	$ 1,203,411	$ 1,191,373
Capital Stock (par value: $.01 a share):
Shares authorized	650,000	150,000	880,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,748,205	N/A	$ 214,260
Shares Issued and Outstanding	217,657		22,812
Net Asset Value per share	$ 8.03		$ 9.39
Maximum Offering Price	$ 8.34 (a)		$ 9.61 (b)
Class B: Net Assets	$ 77,333	N/A	$ 47,588
Shares Issued and Outstanding	9,582		5,049
Net Asset Value per share	$ 8.07 (c)		$ 9.43 (c)
Class C: Net Assets	$ 411,065	N/A	$ 45,572
Shares Issued and Outstanding	50,869		4,831
Net Asset Value per share	$ 8.08 (c)		$ 9.43 (c)
Class J: Net Assets	N/A	N/A	$ 18,398
Shares Issued and Outstanding			1,955
Net Asset Value per share			$ 9.41 (c)
Institutional: Net Assets	$ 807,738	$ 1,203,411	$ 865,505
Shares Issued and Outstanding	100,898	110,614	91,945
Net Asset Value per share	$ 8.01	$ 10.88	$ 9.41
R-1: Net Assets	N/A	N/A	$ 10
Shares Issued and Outstanding			1
Net Asset Value per share			$ 9.41
R-2: Net Assets	N/A	N/A	$ 10
Shares Issued and Outstanding			1
Net Asset Value per share			$ 9.41
R-3: Net Assets	N/A	N/A	$ 10
Shares Issued and Outstanding			1
Net Asset Value per share			$ 9.41
R-4: Net Assets	N/A	N/A	$ 10
Shares Issued and Outstanding			1
Net Asset Value per share			$ 9.41
R-5: Net Assets	N/A	N/A	$ 10
Shares Issued and Outstanding			1
Net Asset Value per share			$ 9.41

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		International
	Inflation	Emerging	International
Amounts in thousands, except per share amounts	Protection Fund	Markets Fund	Fund I
Investment in securities--at cost	$ 491,766	$ 1,176,064	$ 1,319,010
Foreign currency--at cost	$ –	$ 6,440	$ 4,386
Assets
Investment in securities--at value	$ 488,263	$ 1,430,102	$ 1,419,241
Foreign currency--at value	–	6,497	4,409
Cash	16,009	1,239	14,072
Receivables:
Dividends and interest	2,373	2,706	5,506
Expense reimbursement from Manager	3	–	32
Expense reimbursement from Underwriter	–	8	–
Foreign tax refund	–	158	–
Fund shares sold	845	1,179	286
Investment securities sold	–	2,529	9,661
Variation margin on futures contracts	50	–	–
Total Assets	507,543	1,444,418	1,453,207
Liabilities
Accrued management and investment advisory fees	162	1,415	1,320
Accrued administrative service fees	1	16	9
Accrued distribution fees	8	145	8
Accrued service fees	1	19	11
Accrued transfer agent fees	9	168	12
Accrued directors' expenses	1	2	5
Accrued other expenses	4	334	178
Payables:
Dividends payable	563	–	–
Fund shares redeemed	397	1,431	963
Investment securities purchased	–	6,720	10,798
Variation margin on futures contracts	6	–	603
Total Liabilities	1,152	10,250	13,907
Net Assets Applicable to Outstanding Shares	$ 506,391	$ 1,434,168	$ 1,439,300
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 598,161	$ 1,495,909	$ 1,914,625
Accumulated undistributed (overdistributed) net investment income (loss)	1,542	(933)	2,925
Accumulated undistributed (overdistributed) net realized gain (loss)	(89,882)	(314,870)	(577,810)
Net unrealized appreciation (depreciation) of investments	(3,430)	254,038	99,558
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	24	2
Total Net Assets	$ 506,391	$ 1,434,168	$ 1,439,300
Capital Stock (par value: $.01 a share):
Shares authorized	680,000	455,000	330,000
Net Asset Value Per Share:
Class A: Net Assets	$ 13,336	$ 130,059	N/A
Shares Issued and Outstanding	1,696	5,569
Net Asset Value per share	$ 7.86	$ 23.35
Maximum Offering Price	$ 8.17 (a)	$ 24.71(b)
Class B: Net Assets	N/A	$ 17,606	N/A
Shares Issued and Outstanding		783
Net Asset Value per share		$ 22.48(c)
Class C: Net Assets	$ 2,390	$ 12,860	N/A
Shares Issued and Outstanding	306	562
Net Asset Value per share	$ 7.81 (c)	$ 22.89(c)
Class J: Net Assets	$ 6,916	$ 198,626	N/A
Shares Issued and Outstanding	893	8,806
Net Asset Value per share	$ 7.75 (c)	$ 22.56(c)
Institutional: Net Assets	$ 478,597	$ 944,496	$ 1,368,716
Shares Issued and Outstanding	61,239	40,709	131,537
Net Asset Value per share	$ 7.82	$ 23.20	$ 10.41
R-1: Net Assets	$ 563	$ 9,535	$ 6,633
Shares Issued and Outstanding	73	413	641
Net Asset Value per share	$ 7.71	$ 23.08	$ 10.34
R-2: Net Assets	$ 788	$ 12,938	$ 9,707
Shares Issued and Outstanding	102	564	939
Net Asset Value per share	$ 7.71	$ 22.92	$ 10.34
R-3: Net Assets	$ 2,306	$ 39,220	$ 13,954
Shares Issued and Outstanding	298	1,705	1,349
Net Asset Value per share	$ 7.74	$ 23.00	$ 10.34
R-4: Net Assets	$ 739	$ 28,900	$ 13,195
Shares Issued and Outstanding	95	1,247	1,272
Net Asset Value per share	$ 7.76	$ 23.17	$ 10.37
R-5: Net Assets	$ 756	$ 39,928	$ 27,095
Shares Issued and Outstanding	97	1,719	2,611
Net Asset Value per share	$ 7.78	$ 23.23	$ 10.38

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	International	International Value	LargeCap Blend
Amounts in thousands, except per share amounts	Growth Fund	Fund I	Fund I
Investment in securities--at cost	$ 1,239,855	$ 893,112	$ 923,122
Foreign currency--at cost	$ 486	$ 2,802	$ –
Assets
Investment in securities--at value	$ 1,340,257	$ 1,028,327	$ 1,035,565
Foreign currency--at value	757	2,819	–
Cash	109	6,064	2,775
Receivables:
Dividends and interest	4,732	4,849	902
Expense reimbursement from Manager	4	26	7
Expense reimbursement from Underwriter	2	–	1
Fund shares sold	434	386	3
Investment securities sold	7,079	8,012	–
Other assets	–	–	2
Prepaid directors' expenses	–	–	1
Total Assets	1,353,374	1,050,483	1,039,256
Liabilities
Accrued management and investment advisory fees	1,118	959	377
Accrued administrative service fees	5	–	1
Accrued distribution fees	23	–	37
Accrued service fees	6	–	1
Accrued transfer agent fees	29	–	129
Accrued directors' expenses	4	–	–
Accrued other expenses	104	124	121
Payables:
Fund shares redeemed	909	102	134
Investment securities purchased	7,686	5,459	–
Variation margin on futures contracts	–	551	471
Total Liabilities	9,884	7,195	1,271
Net Assets Applicable to Outstanding Shares	$ 1,343,490	$ 1,043,288	$ 1,037,985
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,075,134	$ 860,299	$ 1,172,634
Accumulated undistributed (overdistributed) net investment income (loss)	5,554	4,645	3,768
Accumulated undistributed (overdistributed) net realized gain (loss)	(837,588)	43,686	(251,534)
Net unrealized appreciation (depreciation) of investments	100,402	134,668	113,117
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(12)	(10)	–
Total Net Assets	$ 1,343,490	$ 1,043,288	$ 1,037,985
Capital Stock (par value: $.01 a share):
Shares authorized	590,000	100,000	555,000
Net Asset Value Per Share:
Class A: Net Assets	$ 5,913	N/A	$ 87,149
Shares Issued and Outstanding	725		11,264
Net Asset Value per share	$ 8.16		$ 7.74
Maximum Offering Price	$ 8.63 (a)		$ 8.19 (a)
Class B: Net Assets	N/A	N/A	$ 4,239
Shares Issued and Outstanding			562
Net Asset Value per share			$ 7.54 (b)
Class C: Net Assets	$ 556	N/A	$ 872
Shares Issued and Outstanding	68		113
Net Asset Value per share	$ 8.20 (b)		$ 7.71 (b)
Class J: Net Assets	$ 38,704	N/A	$ 34,790
Shares Issued and Outstanding	4,859		4,539
Net Asset Value per share	$ 7.97 (b)		$ 7.66 (b)
Institutional: Net Assets	$ 1,257,986	$ 1,043,288	$ 902,006
Shares Issued and Outstanding	154,671	97,984	116,846
Net Asset Value per share	$ 8.13	$ 10.65	$ 7.72
R-1: Net Assets	$ 1,302	N/A	$ 1,109
Shares Issued and Outstanding	159		144
Net Asset Value per share	$ 8.16		$ 7.69
R-2: Net Assets	$ 6,203	N/A	$ 1,889
Shares Issued and Outstanding	781		244
Net Asset Value per share	$ 7.94		$ 7.76
R-3: Net Assets	$ 17,141	N/A	$ 666
Shares Issued and Outstanding	2,034		85
Net Asset Value per share	$ 8.43		$ 7.81
R-4: Net Assets	$ 3,438	N/A	$ 1,427
Shares Issued and Outstanding	426		183
Net Asset Value per share	$ 8.06		$ 7.78
R-5: Net Assets	$ 12,247	N/A	$ 3,838
Shares Issued and Outstanding	1,516		492
Net Asset Value per share	$ 8.08		$ 7.80

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	LargeCap Blend	LargeCap Growth	LargeCap Growth
Amounts in thousands, except per share amounts	Fund II	Fund	Fund I
Investment in securities--at cost	$ 700,079	$ 1,804,794	$ 2,125,336
Assets
Investment in securities--at value	$ 797,498	$ 2,320,339	$ 2,546,754
Cash	7,992	10	11,316
Receivables:
Dividends and interest	807	1,236	1,140
Expense reimbursement from Manager	13	–	213
Expense reimbursement from Underwriter	4	2	2
Fund shares sold	1,533	2,000	1,406
Investment securities sold	1,218	–	455
Other assets	–	12	–
Total Assets	809,065	2,323,599	2,561,286
Liabilities
Accrued management and investment advisory fees	495	1,226	1,435
Accrued administrative service fees	11	31	9
Accrued distribution fees	71	137	42
Accrued service fees	13	38	10
Accrued transfer agent fees	81	466	78
Accrued directors' expenses	4	5	4
Accrued other expenses	85	85	49
Payables:
Fund shares redeemed	902	5,697	268
Investment securities purchased	829	13,559	8,910
Variation margin on futures contracts	256	–	1,424
Total Liabilities	2,747	21,244	12,229
Net Assets Applicable to Outstanding Shares	$ 806,318	$ 2,302,355	$ 2,549,057
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 866,574	$ 2,315,765	$ 2,374,462
Accumulated undistributed (overdistributed) net investment income (loss)	1,747	(2,781)	748
Accumulated undistributed (overdistributed) net realized gain (loss)	(159,520)	(526,174)	(248,246)
Net unrealized appreciation (depreciation) of investments	97,517	515,545	422,093
Total Net Assets	$ 806,318	$ 2,302,355	$ 2,549,057
Capital Stock (par value: $.01 a share):
Shares authorized	490,000	1,120,000	640,000
Net Asset Value Per Share:
Class A: Net Assets	$ 42,690	$ 321,981	$ 45,478
Shares Issued and Outstanding	4,683	43,472	5,697
Net Asset Value per share	$ 9.12	$ 7.41	$ 7.98
Maximum Offering Price	$ 9.65 (a)	$ 7.84(a)	$ 8.44 (a)
Class B: Net Assets	$ 10,920	$ 21,907	$ 5,132
Shares Issued and Outstanding	1,216	3,090	675
Net Asset Value per share	$ 8.98 (b)	$ 7.09(b)	$ 7.60 (b)
Class C: Net Assets	$ 1,246	$ 10,421	$ 1,676
Shares Issued and Outstanding	138	1,443	211
Net Asset Value per share	$ 9.04 (b)	$ 7.22(b)	$ 7.94 (b)
Class J: Net Assets	$ 105,066	$ 46,075	$ 51,359
Shares Issued and Outstanding	11,880	6,510	6,810
Net Asset Value per share	$ 8.84 (b)	$ 7.08(b)	$ 7.54 (b)
Institutional: Net Assets	$ 557,489	$ 1,628,476	$ 2,371,853
Shares Issued and Outstanding	61,370	216,266	285,784
Net Asset Value per share	$ 9.08	$ 7.53	$ 8.30
R-1: Net Assets	$ 4,188	$ 17,849	$ 2,597
Shares Issued and Outstanding	463	2,448	327
Net Asset Value per share	$ 9.05	$ 7.29	$ 7.95
R-2: Net Assets	$ 16,563	$ 18,709	$ 8,118
Shares Issued and Outstanding	1,842	2,552	1,045
Net Asset Value per share	$ 8.99	$ 7.33	$ 7.77
R-3: Net Assets	$ 26,392	$ 59,260	$ 22,436
Shares Issued and Outstanding	2,926	7,625	2,787
Net Asset Value per share	$ 9.02	$ 7.77	$ 8.05
R-4: Net Assets	$ 14,443	$ 31,989	$ 8,975
Shares Issued and Outstanding	1,591	4,163	1,115
Net Asset Value per share	$ 9.08	$ 7.68	$ 8.05
R-5: Net Assets	$ 27,321	$ 145,688	$ 31,433
Shares Issued and Outstanding	3,017	19,175	3,847
Net Asset Value per share	$ 9.06	$ 7.60	$ 8.17

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

7

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	LargeCap Growth	LargeCap S&P 500	LargeCap Value
Amounts in thousands, except per share amounts	Fund II	Index Fund	Fund
Investment in securities--at cost	$ 1,191,977	$ 1,218,402	$ 1,086,100
Assets
Investment in securities--at value	$ 1,418,682	$ 1,278,314	$ 1,190,501
Cash	8,046	102	10
Receivables:
Dividends and interest	1,010	1,238	783
Expense reimbursement from Manager	19	–	1
Expense reimbursement from Underwriter	1	12	2
Fund shares sold	161	1,146	438
Investment securities sold	9,171	228	20,853
Other assets	–	–	28
Prepaid expenses	13	1	–
Total Assets	1,437,103	1,281,041	1,212,616
Liabilities
Accrued management and investment advisory fees	1,137	158	432
Accrued administrative service fees	6	56	2
Accrued distribution fees	17	173	61
Accrued service fees	8	68	3
Accrued transfer agent fees	14	147	187
Accrued directors' expenses	3	6	1
Accrued other expenses	–	–	25
Payables:
Foreign currency contracts	2	–	–
Fund shares redeemed	1,452	1,037	415
Investment securities purchased	6,477	778	7,961
Variation margin on futures contracts	690	802	263
Total Liabilities	9,806	3,225	9,350
Net Assets Applicable to Outstanding Shares	$ 1,427,297	$ 1,277,816	$ 1,203,266
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,503,448	$ 1,259,237	$ 1,296,660
Accumulated undistributed (overdistributed) net investment income (loss)	2,389	4,451	3,982
Accumulated undistributed (overdistributed) net realized gain (loss)	(305,152)	(46,539)	(202,119)
Net unrealized appreciation (depreciation) of investments	226,614	60,667	104,743
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(2)	–	–
Total Net Assets	$ 1,427,297	$ 1,277,816	$ 1,203,266
Capital Stock (par value: $.01 a share):
Shares authorized	670,000	585,000	455,000
Net Asset Value Per Share:
Class A: Net Assets	$ 3,727	$ 63,151	$ 167,859
Shares Issued and Outstanding	493	7,594	18,665
Net Asset Value per share	$ 7.57	$ 8.32	$ 8.99
Maximum Offering Price	$ 8.01 (a)	$ 8.45(b)	$ 9.51 (a)
Class B: Net Assets	N/A	N/A	$ 7,402
Shares Issued and Outstanding			821
Net Asset Value per share			$ 9.01 (c)
Class C: Net Assets	$ 724	$ 5,075	$ 1,593
Shares Issued and Outstanding	98	615	179
Net Asset Value per share	$ 7.37 (c)	$ 8.25(c)	$ 8.92 (c)
Class J: Net Assets	$ 27,392	$ 293,485	$ 43,373
Shares Issued and Outstanding	3,876	35,639	4,885
Net Asset Value per share	$ 7.07 (c)	$ 8.23(c)	$ 8.88 (c)
Institutional: Net Assets	$ 1,340,745	$ 429,498	$ 964,719
Shares Issued and Outstanding	172,866	51,764	107,451
Net Asset Value per share	$ 7.76	$ 8.30	$ 8.98
R-1: Net Assets	$ 1,574	$ 15,327	$ 1,810
Shares Issued and Outstanding	211	1,849	203
Net Asset Value per share	$ 7.47	$ 8.29	$ 8.93
R-2: Net Assets	$ 8,364	$ 51,312	$ 3,537
Shares Issued and Outstanding	1,154	6,173	395
Net Asset Value per share	$ 7.25	$ 8.31	$ 8.95
R-3: Net Assets	$ 8,973	$ 124,009	$ 5,078
Shares Issued and Outstanding	1,216	14,908	570
Net Asset Value per share	$ 7.38	$ 8.32	$ 8.91
R-4: Net Assets	$ 9,307	$ 100,336	$ 2,252
Shares Issued and Outstanding	1,236	12,031	252
Net Asset Value per share	$ 7.53	$ 8.34	$ 8.93
R-5: Net Assets	$ 26,491	$ 195,623	$ 5,643
Shares Issued and Outstanding	3,490	23,304	628
Net Asset Value per share	$ 7.59	$ 8.39	$ 8.99

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	LargeCap Value	LargeCap Value	MidCap Blend
Amounts in thousands, except per share amounts	Fund I	Fund III	Fund
Investment in securities--at cost	$ 2,122,833	$ 1,639,305	$ 1,051,910
Assets
Investment in securities--at value	$ 2,312,677	$ 1,874,199	$ 1,176,108
Cash	19,643	5,802	21
Receivables:
Dividends and interest	2,415	1,730	564
Expense reimbursement from Manager	25	36	7
Expense reimbursement from Underwriter	–	3	7
Fund shares sold	674	47	1,350
Investment securities sold	5,927	7,006	5,891
Other assets	–	–	5
Prepaid expenses	45	–	–
Total Assets	2,341,406	1,888,823	1,183,953
Liabilities
Accrued management and investment advisory fees	1,401	1,208	622
Accrued administrative service fees	4	13	6
Accrued distribution fees	5	57	221
Accrued service fees	4	16	7
Accrued transfer agent fees	–	80	374
Accrued directors' expenses	5	7	3
Accrued other expenses	–	47	111
Payables:
Fund shares redeemed	1,268	2,309	1,539
Investment securities purchased	4,509	–	1,787
Line of credit	–	–	765
Variation margin on futures contracts	1,407	952	–
Total Liabilities	8,603	4,689	5,435
Net Assets Applicable to Outstanding Shares	$ 2,332,803	$ 1,884,134	$ 1,178,518
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,499,431	$ 2,314,288	$ 1,018,174
Accumulated undistributed (overdistributed) net investment income (loss)	5,435	5,436	(3,102)
Accumulated undistributed (overdistributed) net realized gain (loss)	(362,518)	(669,916)	39,248
Net unrealized appreciation (depreciation) of investments	190,455	234,326	124,198
Total Net Assets	$ 2,332,803	$ 1,884,134	$ 1,178,518
Capital Stock (par value: $.01 a share):
Shares authorized	380,000	650,000	490,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 34,329	$ 511,033
Shares Issued and Outstanding		3,441	40,571
Net Asset Value per share		$ 9.98	$ 12.60
Maximum Offering Price		$ 10.56(a)	$ 13.33 (a)
Class B: Net Assets	N/A	$ 7,409	$ 43,717
Shares Issued and Outstanding		738	3,544
Net Asset Value per share		$ 10.04(b)	$ 12.33 (b)
Class C: Net Assets	N/A	$ 1,007	$ 16,232
Shares Issued and Outstanding		101	1,325
Net Asset Value per share		$ 10.00(b)	$ 12.25 (b)
Class J: Net Assets	N/A	$ 73,342	$ 171,733
Shares Issued and Outstanding		7,480	14,056
Net Asset Value per share		$ 9.81(b)	$ 12.22 (b)
Institutional: Net Assets	$ 2,304,685	$ 1,664,294	$ 382,382
Shares Issued and Outstanding	222,198	167,752	30,074
Net Asset Value per share	$ 10.37	$ 9.92	$ 12.71
R-1: Net Assets	$ 6,083	$ 5,159	$ 2,153
Shares Issued and Outstanding	588	522	176
Net Asset Value per share	$ 10.34	$ 9.89	$ 12.26
R-2: Net Assets	$ 3,998	$ 19,407	$ 4,930
Shares Issued and Outstanding	387	1,971	401
Net Asset Value per share	$ 10.33	$ 9.85	$ 12.31
R-3: Net Assets	$ 6,896	$ 33,991	$ 14,143
Shares Issued and Outstanding	668	3,337	1,131
Net Asset Value per share	$ 10.33	$ 10.19	$ 12.51
R-4: Net Assets	$ 4,814	$ 17,577	$ 8,593
Shares Issued and Outstanding	466	1,776	673
Net Asset Value per share	$ 10.34	$ 9.90	$ 12.76
R-5: Net Assets	$ 6,327	$ 27,619	$ 23,602
Shares Issued and Outstanding	610	2,778	1,866
Net Asset Value per share	$ 10.37	$ 9.94	$ 12.65

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

9

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	MidCap Growth	MidCap Growth	MidCap S&P 400
Amounts in thousands, except per share amounts	Fund	Fund III	Index Fund
Investment in securities--at cost	$ 92,538	$ 1,071,163	$ 304,324
Assets
Investment in securities--at value	$ 108,317	$ 1,408,656	$ 331,983
Cash	10	10,963	460
Receivables:
Dividends and interest	1	219	137
Expense reimbursement from Manager	2	29	10
Expense reimbursement from Underwriter	1	1	2
Fund shares sold	153	346	443
Investment securities sold	1,153	7,380	1,895
Prepaid directors' expenses	1	–	–
Prepaid expenses	–	20	–
Total Assets	109,638	1,427,614	334,930
Liabilities
Accrued management and investment advisory fees	58	1,134	40
Accrued administrative service fees	6	14	24
Accrued distribution fees	12	41	37
Accrued service fees	7	16	29
Accrued transfer agent fees	14	50	21
Accrued directors' expenses	–	3	–
Accrued other expenses	8	–	12
Payables:
Fund shares redeemed	404	251	335
Investment securities purchased	742	9,739	1,231
Variation margin on futures contracts	–	804	135
Total Liabilities	1,251	12,052	1,864
Net Assets Applicable to Outstanding Shares	$ 108,387	$ 1,415,562	$ 333,066
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 97,680	$ 1,466,718	$ 308,218
Accumulated undistributed (overdistributed) net investment income (loss)	(228)	(1,239)	494
Accumulated undistributed (overdistributed) net realized gain (loss)	(4,844)	(388,304)	(3,226)
Net unrealized appreciation (depreciation) of investments	15,779	338,387	27,580
Total Net Assets	$ 108,387	$ 1,415,562	$ 333,066
Capital Stock (par value: $.01 a share):
Shares authorized	305,000	560,000	305,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 33,915	N/A
Shares Issued and Outstanding		3,797
Net Asset Value per share		$ 8.93
Maximum Offering Price		$ 9.45(a)
Class B: Net Assets	N/A	$ 5,474	N/A
Shares Issued and Outstanding		636
Net Asset Value per share		$ 8.61(b)
Class C: Net Assets	N/A	$ 2,131	N/A
Shares Issued and Outstanding		243
Net Asset Value per share		$ 8.75(b)
Class J: Net Assets	$ 22,886	$ 31,766	$ 41,394
Shares Issued and Outstanding	3,669	3,710	3,271
Net Asset Value per share	$ 6.24 (b)	$ 8.56(b)	$ 12.65 (b)
Institutional: Net Assets	$ 34,809	$ 1,228,375	$ 78,557
Shares Issued and Outstanding	5,118	132,552	6,106
Net Asset Value per share	$ 6.80	$ 9.27	$ 12.87
R-1: Net Assets	$ 1,448	$ 5,390	$ 8,669
Shares Issued and Outstanding	224	611	676
Net Asset Value per share	$ 6.47	$ 8.82	$ 12.83
R-2: Net Assets	$ 2,957	$ 12,758	$ 24,443
Shares Issued and Outstanding	444	1,426	1,876
Net Asset Value per share	$ 6.65	$ 8.94	$ 13.03
R-3: Net Assets	$ 7,749	$ 38,832	$ 49,773
Shares Issued and Outstanding	1,142	4,199	3,815
Net Asset Value per share	$ 6.79	$ 9.25	$ 13.05
R-4: Net Assets	$ 8,003	$ 34,104	$ 34,999
Shares Issued and Outstanding	1,160	3,675	2,680
Net Asset Value per share	$ 6.90	$ 9.28	$ 13.06
R-5: Net Assets	$ 30,535	$ 22,817	$ 95,231
Shares Issued and Outstanding	4,370	2,420	7,262
Net Asset Value per share	$ 6.99	$ 9.43	$ 13.11

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

10

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	MidCap Value	MidCap Value	Money Market
Amounts in thousands, except per share amounts	Fund I	Fund III	Fund
Investment in securities--at cost	$ 1,193,514	$ 86,229	$ 1,417,059
Assets
Investment in securities--at value	$ 1,473,044	$ 98,659	$ 1,417,059
Cash	7,002	12	6
Receivables:
Dividends and interest	801	28	410
Expense reimbursement from Manager	34	2	411
Expense reimbursement from Underwriter	2	3	54
Fund shares sold	279	63	1,616
Investment securities sold	11,388	1,710	–
Other assets	–	–	27
Prepaid directors' expenses	4	1	–
Prepaid expenses	31	–	–
Total Assets	1,492,585	100,478	1,419,583
Liabilities
Accrued management and investment advisory fees	1,187	53	473
Accrued administrative service fees	16	1	30
Accrued distribution fees	43	33	150
Accrued service fees	19	2	37
Accrued transfer agent fees	44	25	512
Accrued directors' expenses	–	–	27
Accrued other expenses	–	25	198
Payables:
Fund shares redeemed	850	8	3,299
Investment securities purchased	9,464	1,475	2,969
Variation margin on futures contracts	1,314	5	–
Total Liabilities	12,937	1,627	7,695
Net Assets Applicable to Outstanding Shares	$ 1,479,648	$ 98,851	$ 1,411,888
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,603,026	$ 111,133	$ 1,479,687
Accumulated undistributed (overdistributed) net investment income (loss)	2,455	195	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(407,164)	(24,918)	(67,799)
Net unrealized appreciation (depreciation) of investments	281,331	12,441	–
Total Net Assets	$ 1,479,648	$ 98,851	$ 1,411,888
Capital Stock (par value: $.01 a share):
Shares authorized	580,000	305,000	17,575,000
Net Asset Value Per Share:
Class A: Net Assets	$ 8,569	N/A	$ 540,945
Shares Issued and Outstanding	714		542,146
Net Asset Value per share	$ 12.01		$ 1.00
Maximum Offering Price	$ 12.71 (a)		$ 1.00
Class B: Net Assets	$ 1,340	N/A	$ 46,625
Shares Issued and Outstanding	112		46,730
Net Asset Value per share	$ 11.96 (b)		$ 1.00 (b)
Class C: Net Assets	$ 1,516	N/A	$ 23,084
Shares Issued and Outstanding	127		23,136
Net Asset Value per share	$ 11.95 (b)		$ 1.00 (b)
Class J: Net Assets	$ 57,459	$ 86,402	$ 315,570
Shares Issued and Outstanding	4,796	7,663	316,261
Net Asset Value per share	$ 11.98 (b)	$ 11.28(b)	$ 1.00 (b)
Institutional: Net Assets	$ 1,277,634	$ 181	$ 220,299
Shares Issued and Outstanding	106,108	15	220,809
Net Asset Value per share	$ 12.04	$ 11.79	$ 1.00
R-1: Net Assets	$ 7,696	$ 633	$ 9,668
Shares Issued and Outstanding	649	56	9,689
Net Asset Value per share	$ 11.87	$ 11.36	$ 1.00
R-2: Net Assets	$ 20,643	$ 1,556	$ 28,977
Shares Issued and Outstanding	1,740	136	29,040
Net Asset Value per share	$ 11.86	$ 11.43	$ 1.00
R-3: Net Assets	$ 37,972	$ 1,739	$ 59,544
Shares Issued and Outstanding	3,178	153	59,677
Net Asset Value per share	$ 11.95	$ 11.39	$ 1.00
R-4: Net Assets	$ 26,851	$ 1,224	$ 22,682
Shares Issued and Outstanding	2,243	109	22,730
Net Asset Value per share	$ 11.97	$ 11.28	$ 1.00
R-5: Net Assets	$ 39,968	$ 7,116	$ 144,494
Shares Issued and Outstanding	3,329	627	144,811
Net Asset Value per share	$ 12.01	$ 11.34	$ 1.00

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

11

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	Preferred	Principal Capital	Principal LifeTime
Amounts in thousands, except per share amounts	Securities Fund	Appreciation Fund	2010 Fund
Investment in securities--at cost	$ 2,158,471	$ 662,112	$ –
Investment in affiliated securities--at cost	$ –	$ –	$ 1,877,345
Assets
Investment in securities--at value	$ 2,496,618	$ 1,017,899	$ –
Investment in affiliated securities--at value	–	–	1,774,847
Cash	68	10	–
Receivables:
Dividends and interest	20,352	1,010	1,554
Expense reimbursement from Manager	–	–	3
Expense reimbursement from Underwriter	1	–	8
Fund shares sold	22,676	2,449	712
Investment securities sold	1,768	615	–
Prepaid expenses	98	–	9
Total Assets	2,541,581	1,021,983	1,777,133
Liabilities
Accrued management and investment advisory fees	1,501	467	44
Accrued administrative service fees	1	–	49
Accrued distribution fees	593	170	129
Accrued service fees	1	–	59
Accrued transfer agent fees	69	304	31
Accrued directors' expenses	4	3	11
Accrued other expenses	–	67	–
Payables:
Dividends payable	13,581	–	–
Fund shares redeemed	6,485	978	2,649
Investment securities purchased	2,790	335	–
Total Liabilities	25,025	2,324	2,972
Net Assets Applicable to Outstanding Shares	$ 2,516,556	$ 1,019,659	$ 1,774,161
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,364,323	$ 640,867	$ 2,023,818
Accumulated undistributed (overdistributed) net investment income (loss)	(3,316)	3,065	6,465
Accumulated undistributed (overdistributed) net realized gain (loss)	(182,598)	19,940	(153,624)
Net unrealized appreciation (depreciation) of investments	338,147	355,787	(102,498)
Total Net Assets	$ 2,516,556	$ 1,019,659	$ 1,774,161
Capital Stock (par value: $.01 a share):
Shares authorized	555,000	780,000	585,000
Net Asset Value Per Share:
Class A: Net Assets	$ 740,125	$ 428,352	$ 37,145
Shares Issued and Outstanding	77,352	11,431	3,464
Net Asset Value per share	$ 9.57	$ 37.47	$ 10.72
Maximum Offering Price	$ 9.94 (a)	$ 39.65(b)	$ 11.34 (b)
Class B: Net Assets	N/A	$ 76,385	N/A
Shares Issued and Outstanding		2,389
Net Asset Value per share		$ 31.97(c)
Class C: Net Assets	$ 523,237	$ 19,701	N/A
Shares Issued and Outstanding	54,706	613
Net Asset Value per share	$ 9.56 (c)	$ 32.15(c)
Class J: Net Assets	$ 25,320	N/A	$ 205,353
Shares Issued and Outstanding	2,688		19,314
Net Asset Value per share	$ 9.42 (c)		$ 10.63 (c)
Institutional: Net Assets	$ 1,221,175	$ 495,166	$ 1,115,575
Shares Issued and Outstanding	128,142	13,081	104,558
Net Asset Value per share	$ 9.53	$ 37.85	$ 10.67
R-1: Net Assets	$ 1,424	$ 11	$ 25,470
Shares Issued and Outstanding	150	–	2,403
Net Asset Value per share	$ 9.50	$ 37.80	$ 10.60
R-2: Net Assets	$ 762	$ 11	$ 41,517
Shares Issued and Outstanding	81	–	3,926
Net Asset Value per share	$ 9.47	$ 37.81	$ 10.58
R-3: Net Assets	$ 1,826	$ 11	$ 104,827
Shares Issued and Outstanding	192	–	9,911
Net Asset Value per share	$ 9.49	$ 37.82	$ 10.58
R-4: Net Assets	$ 1,983	$ 11	$ 76,888
Shares Issued and Outstanding	209	–	7,252
Net Asset Value per share	$ 9.49	$ 37.83	$ 10.60
R-5: Net Assets	$ 704	$ 11	$ 167,386
Shares Issued and Outstanding	74	–	15,757
Net Asset Value per share	$ 9.51	$ 37.84	$ 10.62

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

12

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2015 Fund	2020 Fund	2025 Fund
Investment in affiliated securities--at cost	$ 381,795	$ 4,914,290	$ 420,820
Assets
Investment in affiliated securities--at value	$ 445,479	$ 4,654,854	$ 490,769
Receivables:
Dividends and interest	257	2,464	197
Expense reimbursement from Manager	–	7	–
Expense reimbursement from Underwriter	–	22	–
Fund shares sold	718	3,468	762
Prepaid expenses	21	22	20
Total Assets	446,475	4,660,837	491,748
Liabilities
Accrued management and investment advisory fees	11	115	12
Accrued administrative service fees	15	119	16
Accrued distribution fees	15	333	16
Accrued service fees	17	143	19
Accrued transfer agent fees	–	85	–
Accrued directors' expenses	–	28	–
Payables:
Fund shares redeemed	83	2,926	31
Total Liabilities	141	3,749	94
Net Assets Applicable to Outstanding Shares	$ 446,334	$ 4,657,088	$ 491,654
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 376,669	$ 5,093,596	$ 415,514
Accumulated undistributed (overdistributed) net investment income (loss)	1,024	10,052	696
Accumulated undistributed (overdistributed) net realized gain (loss)	4,957	(187,124)	5,495
Net unrealized appreciation (depreciation) of investments	63,684	(259,436)	69,949
Total Net Assets	$ 446,334	$ 4,657,088	$ 491,654
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	785,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 79,668	N/A
Shares Issued and Outstanding		7,186
Net Asset Value per share		$ 11.09
Maximum Offering Price		$ 11.74(a)
Class B: Net Assets	N/A	$ 9,044	N/A
Shares Issued and Outstanding		814
Net Asset Value per share		$ 11.12(b)
Class J: Net Assets	N/A	$ 539,433	N/A
Shares Issued and Outstanding		49,107
Net Asset Value per share		$ 10.98(b)
Institutional: Net Assets	$ 326,910	$ 3,011,958	$ 354,998
Shares Issued and Outstanding	35,148	273,187	39,036
Net Asset Value per share	$ 9.30	$ 11.03	$ 9.09
R-1: Net Assets	$ 12,054	$ 61,237	$ 12,391
Shares Issued and Outstanding	1,316	5,586	1,379
Net Asset Value per share	$ 9.16	$ 10.96	$ 8.99
R-2: Net Assets	$ 10,275	$ 103,106	$ 10,916
Shares Issued and Outstanding	1,120	9,436	1,214
Net Asset Value per share	$ 9.17	$ 10.93	$ 8.99
R-3: Net Assets	$ 27,005	$ 238,966	$ 35,640
Shares Issued and Outstanding	2,938	21,826	3,954
Net Asset Value per share	$ 9.19	$ 10.95	$ 9.01
R-4: Net Assets	$ 38,263	$ 203,624	$ 35,378
Shares Issued and Outstanding	4,150	18,575	3,910
Net Asset Value per share	$ 9.22	$ 10.96	$ 9.05
R-5: Net Assets	$ 31,827	$ 410,052	$ 42,331
Shares Issued and Outstanding	3,447	37,323	4,668
Net Asset Value per share	$ 9.23	$ 10.99	$ 9.07

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

13

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2030 Fund	2035 Fund	2040 Fund
Investment in affiliated securities--at cost	$ 4,356,177	$ 265,902	$ 2,504,556
Assets
Investment in affiliated securities--at value	$ 4,145,629	$ 312,415	$ 2,404,569
Receivables:
Dividends and interest	1,530	87	579
Expense reimbursement from Manager	9	–	9
Expense reimbursement from Underwriter	20	–	9
Fund shares sold	2,936	560	2,080
Prepaid directors' expenses	–	1	–
Prepaid expenses	–	16	–
Total Assets	4,150,124	313,079	2,407,246
Liabilities
Accrued management and investment advisory fees	102	7	59
Accrued administrative service fees	109	11	62
Accrued distribution fees	302	12	153
Accrued service fees	130	13	74
Accrued transfer agent fees	87	–	58
Accrued directors' expenses	24	–	12
Accrued other expenses	7	–	7
Payables:
Fund shares redeemed	2,163	–	1,441
Total Liabilities	2,924	43	1,866
Net Assets Applicable to Outstanding Shares	$ 4,147,200	$ 313,036	$ 2,405,380
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 4,488,936	$ 262,449	$ 2,560,394
Accumulated undistributed (overdistributed) net investment income (loss)	4,732	179	752
Accumulated undistributed (overdistributed) net realized gain (loss)	(135,920)	3,895	(55,779)
Net unrealized appreciation (depreciation) of investments	(210,548)	46,513	(99,987)
Total Net Assets	$ 4,147,200	$ 313,036	$ 2,405,380
Capital Stock (par value: $.01 a share):
Shares authorized	885,000	400,000	575,000
Net Asset Value Per Share:
Class A: Net Assets	$ 57,977	N/A	$ 35,957
Shares Issued and Outstanding	5,318		3,310
Net Asset Value per share	$ 10.90		$ 10.86
Maximum Offering Price	$ 11.53 (a)		$ 11.49 (a)
Class B: Net Assets	$ 8,097	N/A	$ 5,976
Shares Issued and Outstanding	739		553
Net Asset Value per share	$ 10.96 (b)		$ 10.81 (b)
Class J: Net Assets	$ 494,990	N/A	$ 228,134
Shares Issued and Outstanding	45,635		20,874
Net Asset Value per share	$ 10.85 (b)		$ 10.93 (b)
Institutional: Net Assets	$ 2,664,039	$ 221,345	$ 1,613,923
Shares Issued and Outstanding	245,234	24,627	146,966
Net Asset Value per share	$ 10.86	$ 8.99	$ 10.98
R-1: Net Assets	$ 52,406	$ 9,567	$ 33,347
Shares Issued and Outstanding	4,852	1,075	3,059
Net Asset Value per share	$ 10.80	$ 8.90	$ 10.90
R-2: Net Assets	$ 95,360	$ 5,542	$ 52,385
Shares Issued and Outstanding	8,832	623	4,807
Net Asset Value per share	$ 10.80	$ 8.89	$ 10.90
R-3: Net Assets	$ 222,547	$ 28,204	$ 123,782
Shares Issued and Outstanding	20,546	3,159	11,365
Net Asset Value per share	$ 10.83	$ 8.93	$ 10.89
R-4: Net Assets	$ 185,912	$ 24,918	$ 101,221
Shares Issued and Outstanding	16,761	2,783	9,285
Net Asset Value per share	$ 11.09	$ 8.95	$ 10.90
R-5: Net Assets	$ 365,872	$ 23,460	$ 210,655
Shares Issued and Outstanding	33,698	2,615	19,237
Net Asset Value per share	$ 10.86	$ 8.97	$ 10.95

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

14

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2045 Fund	2050 Fund	2055 Fund
Investment in affiliated securities--at cost	$ 112,852	$ 1,050,369	$ 17,225
Assets
Investment in affiliated securities--at value	$ 132,998	$ 1,014,909	$ 19,830
Receivables:
Dividends and interest	24	154	2
Expense reimbursement from Manager	–	8	2
Expense reimbursement from Underwriter	–	2	–
Fund shares sold	316	1,467	44
Prepaid directors' expenses	1	–	1
Prepaid expenses	11	–	8
Total Assets	133,350	1,016,540	19,887
Liabilities
Accrued management and investment advisory fees	3	25	–
Accrued administrative service fees	6	23	1
Accrued distribution fees	6	46	–
Accrued service fees	6	28	1
Accrued transfer agent fees	–	22	–
Accrued directors' expenses	–	4	–
Accrued other expenses	–	3	–
Payables:
Fund shares redeemed	–	601	3
Total Liabilities	21	752	5
Net Assets Applicable to Outstanding Shares	$ 133,329	$ 1,015,788	$ 19,882
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 111,304	$ 1,074,160	$ 17,129
Accumulated undistributed (overdistributed) net investment income (loss)	(16)	(83)	(4)
Accumulated undistributed (overdistributed) net realized gain (loss)	1,895	(22,829)	152
Net unrealized appreciation (depreciation) of investments	20,146	(35,460)	2,605
Total Net Assets	$ 133,329	$ 1,015,788	$ 19,882
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	500,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 22,414	N/A
Shares Issued and Outstanding		2,122
Net Asset Value per share		$ 10.56
Maximum Offering Price		$ 11.17(a)
Class B: Net Assets	N/A	$ 1,973	N/A
Shares Issued and Outstanding		188
Net Asset Value per share		$ 10.50(b)
Class J: Net Assets	N/A	$ 48,508	N/A
Shares Issued and Outstanding		4,698
Net Asset Value per share		$ 10.33(b)
Institutional: Net Assets	$ 89,656	$ 747,892	$ 15,244
Shares Issued and Outstanding	10,042	71,180	1,710
Net Asset Value per share	$ 8.93	$ 10.51	$ 8.91
R-1: Net Assets	$ 4,757	$ 13,034	$ 550
Shares Issued and Outstanding	542	1,249	63
Net Asset Value per share	$ 8.78	$ 10.44	$ 8.77
R-2: Net Assets	$ 2,266	$ 22,692	$ 165
Shares Issued and Outstanding	258	2,176	19
Net Asset Value per share	$ 8.79	$ 10.43	$ 8.79
R-3: Net Assets	$ 17,044	$ 43,259	$ 1,213
Shares Issued and Outstanding	1,932	4,143	137
Net Asset Value per share	$ 8.82	$ 10.44	$ 8.82
R-4: Net Assets	$ 9,988	$ 39,774	$ 1,381
Shares Issued and Outstanding	1,129	3,800	156
Net Asset Value per share	$ 8.85	$ 10.47	$ 8.85
R-5: Net Assets	$ 9,618	$ 76,242	$ 1,329
Shares Issued and Outstanding	1,085	7,271	150
Net Asset Value per share	$ 8.86	$ 10.49	$ 8.86

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

15

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	Principal
	LifeTime Strategic	Real Estate	SAM Balanced
Amounts in thousands, except per share amounts	Income Fund	Securities Fund	Portfolio
Investment in securities--at cost	$ –	$ 1,319,249	$ –
Investment in affiliated securities--at cost	$ 620,344	$ –	$ 3,055,649
Assets
Investment in securities--at value	$ –	$ 1,798,540	$ –
Investment in affiliated securities--at value	609,792	–	3,253,345
Receivables:
Dividends and interest	887	1,514	5,318
Expense reimbursement from Manager	4	54	–
Expense reimbursement from Underwriter	2	5	13
Fund shares sold	336	2,550	2,689
Investment securities sold	–	36,390	–
Prepaid expenses	14	–	–
Total Assets	611,035	1,839,053	3,261,365
Liabilities
Accrued management and investment advisory fees	14	1,181	909
Accrued administrative service fees	15	16	5
Accrued distribution fees	43	97	1,402
Accrued service fees	18	20	7
Accrued transfer agent fees	21	151	1,029
Accrued directors' expenses	3	2	25
Accrued other expenses	–	40	160
Cash overdraft	–	13	–
Payables:
Fund shares redeemed	2,177	884	6,374
Investment securities purchased	–	32,767	–
Total Liabilities	2,291	35,171	9,911
Net Assets Applicable to Outstanding Shares	$ 608,744	$ 1,803,882	$ 3,251,454
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 678,806	$ 1,867,101	$ 3,281,378
Accumulated undistributed (overdistributed) net investment income (loss)	3,455	2,326	3,155
Accumulated undistributed (overdistributed) net realized gain (loss)	(62,965)	(544,836)	(230,775)
Net unrealized appreciation (depreciation) of investments	(10,552)	479,291	197,696
Total Net Assets	$ 608,744	$ 1,803,882	$ 3,251,454
Capital Stock (par value: $.01 a share):
Shares authorized	500,000	730,000	1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$ 23,807	$ 94,486	$ 1,656,067
Shares Issued and Outstanding	2,290	6,200	136,586
Net Asset Value per share	$ 10.39	$ 15.24	$ 12.12
Maximum Offering Price	$ 10.79 (a)	$ 16.13(b)	$ 12.83 (b)
Class B: Net Assets	$ 820	$ 13,709	$ 519,363
Shares Issued and Outstanding	80	906	42,955
Net Asset Value per share	$ 10.31 (c)	$ 15.13(c)	$ 12.09 (c)
Class C: Net Assets	N/A	$ 9,202	$ 604,592
Shares Issued and Outstanding		607	50,373
Net Asset Value per share		$ 15.15(c)	$ 12.00 (c)
Class J: Net Assets	$ 58,831	$ 123,887	$ 317,327
Shares Issued and Outstanding	5,718	8,297	26,788
Net Asset Value per share	$ 10.29 (c)	$ 14.93(c)	$ 11.85 (c)
Institutional: Net Assets	$ 404,441	$ 1,414,220	$ 106,738
Shares Issued and Outstanding	39,141	92,777	8,901
Net Asset Value per share	$ 10.33	$ 15.24	$ 11.99
R-1: Net Assets	$ 12,972	$ 6,465	$ 4,199
Shares Issued and Outstanding	1,260	428	351
Net Asset Value per share	$ 10.30	$ 15.11	$ 11.97
R-2: Net Assets	$ 16,197	$ 15,613	$ 2,610
Shares Issued and Outstanding	1,575	1,059	218
Net Asset Value per share	$ 10.28	$ 14.74	$ 11.95
R-3: Net Assets	$ 27,490	$ 44,671	$ 13,029
Shares Issued and Outstanding	2,681	2,981	1,088
Net Asset Value per share	$ 10.25	$ 14.98	$ 11.97
R-4: Net Assets	$ 27,258	$ 20,687	$ 6,621
Shares Issued and Outstanding	2,655	1,391	552
Net Asset Value per share	$ 10.27	$ 14.87	$ 11.99
R-5: Net Assets	$ 36,928	$ 60,942	$ 20,908
Shares Issued and Outstanding	3,576	4,091	1,745
Net Asset Value per share	$ 10.33	$ 14.90	$ 11.98

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

16

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands, except per share amounts	Balanced Portfolio	Growth Portfolio	Income Portfolio
Investment in affiliated securities--at cost	$ 719,383	$ 2,277,481	$ 801,660
Assets
Investment in affiliated securities--at value	$ 768,392	$ 2,379,946	$ 860,337
Receivables:
Dividends and interest	1,913	1,808	2,741
Expense reimbursement from Manager	–	–	1
Expense reimbursement from Underwriter	5	6	4
Fund shares sold	1,240	1,384	2,960
Prepaid expenses	24	–	–
Total Assets	771,574	2,383,144	866,043
Liabilities
Accrued management and investment advisory fees	213	668	239
Accrued administrative service fees	3	4	1
Accrued distribution fees	329	1,068	373
Accrued service fees	3	5	2
Accrued transfer agent fees	178	899	198
Accrued directors' expenses	4	19	5
Accrued other expenses	–	128	28
Payables:
Dividends payable	–	–	1,902
Fund shares redeemed	1,515	4,164	1,095
Total Liabilities	2,245	6,955	3,843
Net Assets Applicable to Outstanding Shares	$ 769,329	$ 2,376,189	$ 862,200
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 740,548	$ 2,468,447	$ 827,900
Accumulated undistributed (overdistributed) net investment income (loss)	1,719	4,729	93
Accumulated undistributed (overdistributed) net realized gain (loss)	(21,947)	(199,452)	(24,470)
Net unrealized appreciation (depreciation) of investments	49,009	102,465	58,677
Total Net Assets	$ 769,329	$ 2,376,189	$ 862,200
Capital Stock (par value: $.01 a share):
Shares authorized	855,000	1,255,000	955,000
Net Asset Value Per Share:
Class A: Net Assets	$ 299,016	$ 1,202,079	$ 420,620
Shares Issued and Outstanding	29,355	94,283	38,246
Net Asset Value per share	$ 10.19	$ 12.75	$ 11.00
Maximum Offering Price	$ 10.78 (a)	$ 13.49(a)	$ 11.43 (b)
Class B: Net Assets	$ 87,704	$ 378,085	$ 125,874
Shares Issued and Outstanding	8,625	30,787	11,447
Net Asset Value per share	$ 10.17 (c)	$ 12.28(c)	$ 11.00 (c)
Class C: Net Assets	$ 172,543	$ 523,316	$ 177,693
Shares Issued and Outstanding	17,067	43,128	16,273
Net Asset Value per share	$ 10.11 (c)	$ 12.13(c)	$ 10.92 (c)
Class J: Net Assets	$ 137,138	$ 153,062	$ 96,973
Shares Issued and Outstanding	13,587	12,291	8,870
Net Asset Value per share	$ 10.09 (c)	$ 12.45(c)	$ 10.93 (c)
Institutional: Net Assets	$ 53,129	$ 83,509	$ 30,960
Shares Issued and Outstanding	5,252	6,653	2,822
Net Asset Value per share	$ 10.12	$ 12.55	$ 10.97
R-1: Net Assets	$ 1,636	$ 3,338	$ 612
Shares Issued and Outstanding	162	269	56
Net Asset Value per share	$ 10.10	$ 12.42	$ 10.94
R-2: Net Assets	$ 3,775	$ 3,514	$ 501
Shares Issued and Outstanding	373	283	46
Net Asset Value per share	$ 10.12	$ 12.43	$ 10.96
R-3: Net Assets	$ 7,646	$ 8,764	$ 4,117
Shares Issued and Outstanding	756	703	376
Net Asset Value per share	$ 10.11	$ 12.47	$ 10.96
R-4: Net Assets	$ 3,805	$ 6,698	$ 1,770
Shares Issued and Outstanding	376	534	162
Net Asset Value per share	$ 10.11	$ 12.54	$ 10.96
R-5: Net Assets	$ 2,937	$ 13,824	$ 3,080
Shares Issued and Outstanding	290	1,106	281
Net Asset Value per share	$ 10.11	$ 12.50	$ 10.96

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

17

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	SAM Strategic	Short-Term	Short-Term
Amounts in thousands, except per share amounts	Growth Portfolio	Bond Fund	Income Fund
Investment in securities--at cost	$ –	$ 138,797	$ 682,011
Investment in affiliated securities--at cost	$ 1,482,202	$ –	$ –
Assets
Investment in securities--at value	$ –	$ 133,167	$ 694,668
Investment in affiliated securities--at value	1,520,364	–	–
Cash	–	44	10
Receivables:
Dividends and interest	485	1,218	5,665
Expense reimbursement from Manager	–	11	–
Expense reimbursement from Underwriter	4	2	–
Fund shares sold	853	496	6,628
Investment securities sold	–	194	–
Prepaid directors' expenses	–	–	1
Prepaid expenses	–	–	29
Total Assets	1,521,706	135,132	707,001
Liabilities
Accrued management and investment advisory fees	427	44	243
Accrued administrative service fees	2	1	–
Accrued distribution fees	688	31	75
Accrued service fees	3	1	–
Accrued transfer agent fees	704	80	12
Accrued directors' expenses	11	–	–
Accrued other expenses	75	36	–
Payables:
Dividends payable	–	234	1,522
Fund shares redeemed	2,637	63	1,388
Investment securities purchased	–	847	8,200
Variation margin on futures contracts	–	–	105
Total Liabilities	4,547	1,337	11,545
Net Assets Applicable to Outstanding Shares	$ 1,517,159	$ 133,795	$ 695,456
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,620,665	$ 177,543	$ 688,936
Accumulated undistributed (overdistributed) net investment income (loss)	9,232	(574)	122
Accumulated undistributed (overdistributed) net realized gain (loss)	(150,900)	(37,544)	(6,110)
Net unrealized appreciation (depreciation) of investments	38,162	(5,630)	12,508
Total Net Assets	$ 1,517,159	$ 133,795	$ 695,456
Capital Stock (par value: $.01 a share):
Shares authorized	1,055,000	655,000	550,000
Net Asset Value Per Share:
Class A: Net Assets	$ 773,363	$ 62,858	$ 207,051
Shares Issued and Outstanding	55,924	7,098	17,273
Net Asset Value per share	$ 13.83	$ 8.86	$ 11.99
Maximum Offering Price	$ 14.63 (a)	$ 9.06(b)	$ 12.27 (b)
Class B: Net Assets	$ 254,358	N/A	N/A
Shares Issued and Outstanding	19,607
Net Asset Value per share	$ 12.97 (c)
Class C: Net Assets	$ 321,430	$ 6,304	$ 63,734
Shares Issued and Outstanding	24,732	711	5,313
Net Asset Value per share	$ 13.00 (c)	$ 8.87(c)	$ 12.00 (c)
Class J: Net Assets	$ 110,962	$ 48,485	N/A
Shares Issued and Outstanding	8,208	5,464
Net Asset Value per share	$ 13.52 (c)	$ 8.87(c)
Institutional: Net Assets	$ 40,390	$ 11,068	$ 424,671
Shares Issued and Outstanding	2,969	1,251	35,440
Net Asset Value per share	$ 13.60	$ 8.86	$ 11.98
R-1: Net Assets	$ 3,186	$ 726	N/A
Shares Issued and Outstanding	237	82
Net Asset Value per share	$ 13.47	$ 8.86
R-2: Net Assets	$ 801	$ 122	N/A
Shares Issued and Outstanding	59	14
Net Asset Value per share	$ 13.51	$ 8.89
R-3: Net Assets	$ 5,355	$ 2,808	N/A
Shares Issued and Outstanding	396	315
Net Asset Value per share	$ 13.52	$ 8.91
R-4: Net Assets	$ 2,983	$ 248	N/A
Shares Issued and Outstanding	220	28
Net Asset Value per share	$ 13.58	$ 8.84
R-5: Net Assets	$ 4,331	$ 1,176	N/A
Shares Issued and Outstanding	320	133
Net Asset Value per share	$ 13.54	$ 8.83

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

18

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands, except per share amounts	Blend Fund	Growth Fund	Growth Fund I
Investment in securities--at cost	$ 175,038	$ 213,356	$ 551,609
Assets
Investment in securities--at value	$ 221,949	$ 268,232	$ 678,410
Cash	187	224	4,175
Receivables:
Dividends and interest	88	60	49
Expense reimbursement from Manager	2	6	12
Expense reimbursement from Underwriter	4	1	1
Fund shares sold	73	74	1,142
Investment securities sold	277	835	11,254
Other assets	1	–	–
Prepaid directors' expenses	–	1	1
Prepaid expenses	–	–	11
Total Assets	222,581	269,433	695,055
Liabilities
Accrued management and investment advisory fees	134	164	599
Accrued administrative service fees	1	1	3
Accrued distribution fees	58	21	8
Accrued service fees	1	1	4
Accrued transfer agent fees	127	88	3
Accrued other expenses	42	16	–
Payables:
Fund shares redeemed	44	275	91
Investment securities purchased	875	2,502	11,222
Variation margin on futures contracts	71	86	1,275
Total Liabilities	1,353	3,154	13,205
Net Assets Applicable to Outstanding Shares	$ 221,228	$ 266,279	$ 681,850
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 249,773	$ 306,411	$ 733,615
Accumulated undistributed (overdistributed) net investment income (loss)	(177)	(827)	(1,907)
Accumulated undistributed (overdistributed) net realized gain (loss)	(75,423)	(94,355)	(178,174)
Net unrealized appreciation (depreciation) of investments	47,055	55,050	128,316
Total Net Assets	$ 221,228	$ 266,279	$ 681,850
Capital Stock (par value: $.01 a share):
Shares authorized	455,000	705,000	290,000
Net Asset Value Per Share:
Class A: Net Assets	$ 75,450	$ 34,760	N/A
Shares Issued and Outstanding	5,713	4,828
Net Asset Value per share	$ 13.21	$ 7.20
Maximum Offering Price	$ 13.98 (a)	$ 7.62(a)
Class B: Net Assets	$ 7,484	$ 2,525	N/A
Shares Issued and Outstanding	594	362
Net Asset Value per share	$ 12.59 (b)	$ 6.97(b)
Class C: Net Assets	$ 1,228	$ 1,689	N/A
Shares Issued and Outstanding	95	239
Net Asset Value per share	$ 12.92 (b)	$ 7.06(b)
Class J: Net Assets	$ 93,000	$ 26,689	$ 14,342
Shares Issued and Outstanding	7,313	3,930	1,785
Net Asset Value per share	$ 12.72 (b)	$ 6.79(b)	$ 8.04 (b)
Institutional: Net Assets	$ 36,193	$ 194,542	$ 641,165
Shares Issued and Outstanding	2,673	26,292	70,817
Net Asset Value per share	$ 13.54	$ 7.40	$ 9.05
R-1: Net Assets	$ 280	$ 771	$ 1,881
Shares Issued and Outstanding	22	110	218
Net Asset Value per share	$ 13.00	$ 7.03	$ 8.61
R-2: Net Assets	$ 1,328	$ 538	$ 3,000
Shares Issued and Outstanding	102	75	356
Net Asset Value per share	$ 13.00	$ 7.16	$ 8.42
R-3: Net Assets	$ 978	$ 2,364	$ 6,633
Shares Issued and Outstanding	74	325	773
Net Asset Value per share	$ 13.22	$ 7.28	$ 8.58
R-4: Net Assets	$ 2,188	$ 474	$ 5,572
Shares Issued and Outstanding	163	63	637
Net Asset Value per share	$ 13.44	$ 7.46	$ 8.75
R-5: Net Assets	$ 3,099	$ 1,927	$ 9,257
Shares Issued and Outstanding	228	256	1,042
Net Asset Value per share	$ 13.57	$ 7.54	$ 8.89

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

19

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	SmallCap	SmallCap S&P 600	SmallCap
Amounts in thousands, except per share amounts	Growth Fund II	Index Fund	Value Fund
Investment in securities--at cost	$ 265,347	$ 337,604	$ 367,370
Assets
Investment in securities--at value	$ 339,275	$ 363,765	$ 445,246
Cash	4,237	266	10
Receivables:
Dividends and interest	42	208	277
Expense reimbursement from Manager	20	10	6
Expense reimbursement from Underwriter	1	4	2
Fund shares sold	23	621	317
Investment securities sold	8,838	2,091	16,575
Prepaid directors' expenses	–	–	1
Prepaid expenses	–	–	2
Total Assets	352,436	366,965	462,436
Liabilities
Accrued management and investment advisory fees	293	45	285
Accrued administrative service fees	4	24	6
Accrued distribution fees	17	52	31
Accrued service fees	5	29	8
Accrued transfer agent fees	39	44	54
Accrued directors' expenses	1	–	–
Accrued other expenses	26	23	–
Payables:
Fund shares redeemed	735	344	247
Investment securities purchased	3,430	892	4,393
Line of credit	60	–	–
Variation margin on futures contracts	245	137	–
Total Liabilities	4,855	1,590	5,024
Net Assets Applicable to Outstanding Shares	$ 347,581	$ 365,375	$ 457,412
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 379,781	$ 410,999	$ 555,664
Accumulated undistributed (overdistributed) net investment income (loss)	(1,363)	506	755
Accumulated undistributed (overdistributed) net realized gain (loss)	(104,799)	(72,225)	(176,883)
Net unrealized appreciation (depreciation) of investments	73,962	26,095	77,876
Total Net Assets	$ 347,581	$ 365,375	$ 457,412
Capital Stock (par value: $.01 a share):
Shares authorized	440,000	305,000	830,000
Net Asset Value Per Share:
Class A: Net Assets	$ 14,662	N/A	$ 15,974
Shares Issued and Outstanding	2,012		1,103
Net Asset Value per share	$ 7.29		$ 14.48
Maximum Offering Price	$ 7.71 (a)		$ 15.32 (a)
Class B: Net Assets	$ 3,076	N/A	$ 3,086
Shares Issued and Outstanding	439		219
Net Asset Value per share	$ 7.01 (b)		$ 14.10 (b)
Class C: Net Assets	$ 923	N/A	$ 3,682
Shares Issued and Outstanding	129		258
Net Asset Value per share	$ 7.15 (b)		$ 14.29 (b)
Class J: Net Assets	$ 18,000	$ 84,642	$ 44,714
Shares Issued and Outstanding	2,713	6,036	3,191
Net Asset Value per share	$ 6.63 (b)	$ 14.02(b)	$ 14.01 (b)
Institutional: Net Assets	$ 277,143	$ 68,491	$ 331,839
Shares Issued and Outstanding	36,525	4,713	22,908
Net Asset Value per share	$ 7.59	$ 14.53	$ 14.49
R-1: Net Assets	$ 1,375	$ 8,250	$ 2,150
Shares Issued and Outstanding	191	572	150
Net Asset Value per share	$ 7.21	$ 14.43	$ 14.30
R-2: Net Assets	$ 6,847	$ 21,155	$ 6,827
Shares Issued and Outstanding	984	1,443	477
Net Asset Value per share	$ 6.96	$ 14.66	$ 14.31
R-3: Net Assets	$ 7,439	$ 53,919	$ 14,293
Shares Issued and Outstanding	1,038	3,651	989
Net Asset Value per share	$ 7.17	$ 14.77	$ 14.46
R-4: Net Assets	$ 6,807	$ 35,458	$ 6,748
Shares Issued and Outstanding	935	2,386	464
Net Asset Value per share	$ 7.28	$ 14.86	$ 14.54
R-5: Net Assets	$ 11,309	$ 93,460	$ 28,099
Shares Issued and Outstanding	1,529	6,274	1,923
Net Asset Value per share	$ 7.39	$ 14.90	$ 14.61

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

20

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	SmallCap	SmallCap
Amounts in thousands, except per share amounts	Value Fund I	Value Fund II
Investment in securities--at cost	$ 132,995	$ 680,810
Assets
Investment in securities--at value	$ 161,191	$ 757,712
Cash	1,487	6,321
Receivables:
Dividends and interest	111	291
Expense reimbursement from Manager	5	14
Expense reimbursement from Underwriter	–	1
Fund shares sold	134	1,824
Investment securities sold	323	2,935
Prepaid expenses	–	4
Total Assets	163,251	769,102
Liabilities
Accrued management and investment advisory fees	130	602
Accrued administrative service fees	4	3
Accrued distribution fees	5	8
Accrued service fees	5	4
Accrued directors' expenses	1	–
Accrued other expenses	19	–
Payables:
Fund shares redeemed	594	261
Investment securities purchased	349	1,339
Variation margin on futures contracts	327	1,845
Total Liabilities	1,434	4,062
Net Assets Applicable to Outstanding Shares	$ 161,817	$ 765,040
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 262,758	$ 785,027
Accumulated undistributed (overdistributed) net investment income (loss)	84	108
Accumulated undistributed (overdistributed) net realized gain (loss)	(129,507)	(99,108)
Net unrealized appreciation (depreciation) of investments	28,482	79,013
Total Net Assets	$ 161,817	$ 765,040
Capital Stock (par value: $.01 a share):
Shares authorized	265,000	305,000
Net Asset Value Per Share:
Class J: Net Assets	N/A	$ 12,153
Shares Issued and Outstanding		1,355
Net Asset Value per share		$ 8.97(a)
Institutional: Net Assets	$ 125,783	$ 723,454
Shares Issued and Outstanding	9,133	80,193
Net Asset Value per share	$ 13.77	$ 9.02
R-1: Net Assets	$ 2,332	$ 1,307
Shares Issued and Outstanding	171	150
Net Asset Value per share	$ 13.61	$ 8.70
R-2: Net Assets	$ 6,349	$ 2,211
Shares Issued and Outstanding	471	253
Net Asset Value per share	$ 13.47	$ 8.73
R-3: Net Assets	$ 8,430	$ 13,809
Shares Issued and Outstanding	621	1,560
Net Asset Value per share	$ 13.57	$ 8.85
R-4: Net Assets	$ 6,973	$ 2,888
Shares Issued and Outstanding	509	324
Net Asset Value per share	$ 13.70	$ 8.91
R-5: Net Assets	$ 11,950	$ 9,218
Shares Issued and Outstanding	871	1,029
Net Asset Value per share	$ 13.72	$ 8.96

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

21

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

			Disciplined
	Bond & Mortgage	Core Plus	LargeCap
Amounts in thousands	Securities Fund	Bond Fund I	Blend Fund
Net Investment Income (Loss)
Income:
Dividends	$ 114	$ 219	$ 19,985
Interest	52,592	37,220	39
Total Income	52,706	37,439	20,024
Expenses:
Management and investment advisory fees	5,134	6,844	5,954
Distribution fees - Class A	159	N/A	263
Distribution fees - Class B	61	N/A	90
Distribution fees - Class C	23	N/A	10
Distribution fees - Class J	434	N/A	N/A
Distribution fees - R-1	18	4	2
Distribution fees - R-2	42	10	3
Distribution fees - R-3	58	24	9
Distribution fees - R-4	14	3	2
Administrative service fees - R-1	14	3	2
Administrative service fees - R-2	28	7	2
Administrative service fees - R-3	35	14	5
Administrative service fees - R-4	18	4	3
Administrative service fees - R-5	32	14	1
Registration fees - Class A	8	N/A	8
Registration fees - Class B	8	N/A	7
Registration fees - Class C	8	N/A	8
Registration fees - Class J	10	N/A	N/A
Registration fees - Institutional	10	10	10
Service fees - R-1	13	3	2
Service fees - R-2	35	9	3
Service fees - R-3	39	16	6
Service fees - R-4	21	4	3
Service fees - R-5	44	19	1
Shareholder reports - Class A	10	N/A	20
Shareholder reports - Class B	2	N/A	4
Shareholder reports - Class J	22	N/A	N/A
Shareholder reports - Institutional	–	6	–
Transfer agent fees - Class A	166	N/A	339
Transfer agent fees - Class B	32	N/A	69
Transfer agent fees - Class C	6	N/A	5
Transfer agent fees - Class J	140	N/A	N/A
Transfer agent fees - Institutional	1	43	1
Custodian fees	12	10	5
Directors' expenses	11	16	5
Professional fees	6	8	9
Other expenses	18	14	16
Total Gross Expenses	6,692	7,085	6,867
Less: Reimbursement from Manager - Class A	80	N/A	–
Less: Reimbursement from Manager - Class B	37	N/A	–
Less: Reimbursement from Manager - Class C	9	N/A	10
Less: Reimbursement from Manager - Institutional	11	–	–
Less: Reimbursement from Underwriter - Class J	48	N/A	N/A
Total Net Expenses	6,507	7,085	6,857
Net Investment Income (Loss)	46,199	30,354	13,167

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	17,920	3,600	179,734
Foreign currency transactions	96	6,034	–
Futures contracts	1,248	15,246	12,477
Options and swaptions	–	5,015	–
Short sales	–	(1,713)	–
Swap agreements	(7,698)	1,576	–
Change in unrealized appreciation/depreciation of:
Investments	72,263	11,876	88,196
Futures contracts	(957)	(92)	327
Options and swaptions	–	(718)	–
Short sales	–	777	–
Swap agreements	(1,074)	3,511	–
Translation of assets and liabilities in foreign currencies	50	1,907	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	81,848	47,019	280,734
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 128,047	$ 77,373	$ 293,901
See accompanying notes.

22

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Diversified		Global Diversified
Amounts in thousands	International Fund	Equity Income Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$ 20,270	$ 38,833	$ 2,235
Withholding tax	(2,957)	–	(61)
Interest	10	202	4,502
Total Income	17,323	39,035	6,676
Expenses:
Management and investment advisory fees	6,686	5,475	740
Distribution fees - Class A	347	760	89
Distribution fees - Class B	116	696	N/A
Distribution fees - Class C	58	536	131
Distribution fees - Class J	390	N/A	N/A
Distribution fees - R-1	17	–	N/A
Distribution fees - R-2	31	–	N/A
Distribution fees - R-3	88	–	N/A
Distribution fees - R-4	26	–	N/A
Administrative service fees - R-1	13	–	N/A
Administrative service fees - R-2	21	–	N/A
Administrative service fees - R-3	53	–	N/A
Administrative service fees - R-4	33	–	N/A
Administrative service fees - R-5	45	–	N/A
Registration fees - Class A	12	5	13
Registration fees - Class B	7	7	N/A
Registration fees - Class C	8	7	12
Registration fees - Class J	10	N/A	N/A
Registration fees - Institutional	10	10	10
Service fees - R-1	12	–	N/A
Service fees - R-2	26	–	N/A
Service fees - R-3	60	–	N/A
Service fees - R-4	38	–	N/A
Service fees - R-5	61	–	N/A
Shareholder reports - Class A	32	28	1
Shareholder reports - Class B	5	17	N/A
Shareholder reports - Class C	1	5	–
Shareholder reports - Class J	20	N/A	N/A
Transfer agent fees - Class A	482	651	7
Transfer agent fees - Class B	78	273	N/A
Transfer agent fees - Class C	21	105	3
Transfer agent fees - Class J	149	N/A	N/A
Transfer agent fees - Institutional	3	3	1
Custodian fees	198	1	12
Directors' expenses	14	14	1
Professional fees	24	10	8
Other expenses	16	17	1
Total Gross Expenses	9,211	8,620	1,029
Less: Reimbursement from Manager - Class C	20	–	–
Less: Reimbursement from Underwriter - Class J	43	NA	N/A
Total Net Expenses	9,148	8,620	1,029
Net Investment Income (Loss)	8,175	30,415	5,647

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	57,053	24,649	6,256
Foreign currency transactions	(307)	–	–
Change in unrealized appreciation/depreciation of:
Investments	19,690	228,446	9,794
Translation of assets and liabilities in foreign currencies	(22)	–	(3)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	76,414	253,095	16,047
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 84,589	$ 283,510	$ 21,694

See accompanying notes.

23

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

			High Quality
	Global Real Estate	Government & High	Intermediate-Term
Amounts in thousands	Securities Fund	Quality Bond Fund	Bond Fund
Net Investment Income (Loss)
Income:
Dividends	$ 199	$ –	$ 4
Withholding tax	(11)	–	–
Interest	–	34,732	800
Total Income	188	34,732	804
Expenses:
Management and investment advisory fees	49	3,630	90
Distribution fees - Class A	10	391	N/A
Distribution fees - Class B	N/A	261	N/A
Distribution fees - Class C	9	173	N/A
Distribution fees - Class J	N/A	217	60
Distribution fees - R-1	N/A	5	3
Distribution fees - R-2	N/A	12	5
Distribution fees - R-3	N/A	17	8
Distribution fees - R-4	N/A	2	1
Administrative service fees - R-1	N/A	4	2
Administrative service fees - R-2	N/A	8	3
Administrative service fees - R-3	N/A	10	5
Administrative service fees - R-4	N/A	3	1
Administrative service fees - R-5	N/A	7	3
Registration fees - Class A	11	10	N/A
Registration fees - Class B	N/A	7	N/A
Registration fees - Class C	11	11	N/A
Registration fees - Class J	N/A	14	8
Registration fees - Institutional	10	10	10
Service fees - R-1	N/A	4	2
Service fees - R-2	N/A	10	4
Service fees - R-3	N/A	11	6
Service fees - R-4	N/A	3	1
Service fees - R-5	N/A	9	4
Shareholder meeting expense	–	–	20
Shareholder meeting expense - Class J	N/A	–	4
Shareholder reports - Class A	1	16	N/A
Shareholder reports - Class B	N/A	2	N/A
Shareholder reports - Class C	–	1	N/A
Shareholder reports - Class J	N/A	5	3
Shareholder reports - Institutional	–	–	5
Transfer agent fees - Class A	8	254	N/A
Transfer agent fees - Class B	N/A	72	N/A
Transfer agent fees - Class C	3	17	N/A
Transfer agent fees - Class J	N/A	88	29
Transfer agent fees - Institutional	–	1	7
Custodian fees	15	3	5
Directors' expenses	1	9	1
Professional fees	9	7	5
Other expenses	–	12	1
Total Gross Expenses	137	5,316	296
Less: Reimbursement from Manager - Class A	26	–	N/A
Less: Reimbursement from Manager - Class B	N/A	43	N/A
Less: Reimbursement from Manager - Class C	15	8	N/A
Less: Reimbursement from Manager - Class J	N/A	61	–
Less: Reimbursement from Manager - Institutional	13	–	21
Less: Reimbursement from Manager - R-1	N/A	1	–
Less: Reimbursement from Manager - R-2	N/A	4	–
Less: Reimbursement from Manager - R-3	N/A	6	–
Less: Reimbursement from Manager - R-4	N/A	2	–
Less: Reimbursement from Manager - R-5	N/A	6	–
Less: Reimbursement from Underwriter - Class A	–	156	N/A
Less: Reimbursement from Underwriter - Class J	N/A	24	7
Total Net Expenses	83	5,005	268
Net Investment Income (Loss)	105	29,727	536

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	262	310	(1,437)
Foreign currency transactions	(5)	–	–
Futures contracts	–	–	68
Change in unrealized appreciation/depreciation of:
Investments	1,035	12,699	3,037
Futures contracts	–	–	(45)
Translation of assets and liabilities in foreign currencies	11	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	1,303	13,009	1,623
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,408	$ 42,736	$ 2,159

See accompanying notes.

24

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

Amounts in thousands	High Yield Fund	High Yield Fund I	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 524	$ –	$ –
Dividends	1,748	163	–
Withholding tax	(70)	–	–
Interest	131,418	54,277	35,551
Total Income	133,620	54,440	35,551
Expenses:
Management and investment advisory fees	7,293	3,495	2,800
Distribution fees - Class A	2,015	N/A	246
Distribution fees - Class B	383	N/A	257
Distribution fees - Class C	1,817	N/A	204
Distribution fees - Class J	N/A	N/A	22
Registration fees - Class A	44	N/A	13
Registration fees - Class B	10	N/A	9
Registration fees - Class C	15	N/A	9
Registration fees - Class J	N/A	N/A	12
Registration fees - Institutional	13	13	10
Shareholder reports - Class A	71	N/A	9
Shareholder reports - Class B	4	N/A	3
Shareholder reports - Class C	16	N/A	2
Shareholder reports - Institutional	11	–	4
Transfer agent fees - Class A	1,083	N/A	120
Transfer agent fees - Class B	62	N/A	50
Transfer agent fees - Class C	191	N/A	22
Transfer agent fees - Class J	N/A	N/A	20
Transfer agent fees - Institutional	117	14	37
Custodian fees	9	6	2
Directors' expenses	34	5	6
Professional fees	8	6	8
Other expenses	29	9	9
Total Gross Expenses	13,225	3,548	3,874
Less: Reimbursement from Manager - Class B	–	N/A	17
Less: Reimbursement from Manager - Class C	–	N/A	1
Less: Reimbursement from Manager - Class J	N/A	N/A	23
Less: Reimbursement from Manager - Institutional	11	–	–
Less: Reimbursement from Underwriter - Class J	N/A	N/A	2
Total Net Expenses	13,214	3,548	3,831
Net Investment Income (Loss)	120,406	50,892	31,720

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	60,725	38,497	(9,532)
Foreign currency transactions	731	–	5
Change in unrealized appreciation/depreciation of:
Investments	84,757	33,329	29,520
Investments in affiliated securities	8,253	–	–
Translation of assets and liabilities in foreign currencies	77	–	1
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	154,543	71,826	19,994
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 274,949	$ 122,718	$ 51,714

See accompanying notes.

25

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

		International
	Inflation	Emerging
Amounts in thousands	Protection Fund	Markets Fund	International Fund I
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 11,053	$ 19,997
Withholding tax	–	(1,197)	(2,764)
Interest	5,591	6	20
Securities lending - net	5	–	–
Total Income	5,596	9,862	17,253
Expenses:
Management and investment advisory fees	954	8,046	8,219
Distribution fees - Class A	15	155	N/A
Distribution fees - Class B	N/A	90	N/A
Distribution fees - Class C	10	60	N/A
Distribution fees - Class J	15	441	N/A
Distribution fees - R-1	1	15	11
Distribution fees - R-2	1	19	16
Distribution fees - R-3	2	44	18
Distribution fees - R-4	–	14	7
Administrative service fees - R-1	1	12	9
Administrative service fees - R-2	1	12	11
Administrative service fees - R-3	1	27	11
Administrative service fees - R-4	–	18	8
Administrative service fees - R-5	–	21	14
Registration fees - Class A	8	11	N/A
Registration fees - Class B	N/A	8	N/A
Registration fees - Class C	8	8	N/A
Registration fees - Class J	8	17	N/A
Registration fees - Institutional	10	10	10
Service fees - R-1	1	11	8
Service fees - R-2	1	16	14
Service fees - R-3	1	30	12
Service fees - R-4	–	21	10
Service fees - R-5	–	28	19
Shareholder reports - Class A	1	11	N/A
Shareholder reports - Class B	N/A	3	N/A
Shareholder reports - Class C	–	2	N/A
Shareholder reports - Class J	1	16	N/A
Shareholder reports - Institutional	–	6	5
Transfer agent fees - Class A	11	191	N/A
Transfer agent fees - Class B	N/A	46	N/A
Transfer agent fees - Class C	4	21	N/A
Transfer agent fees - Class J	10	153	N/A
Transfer agent fees - Institutional	1	44	47
Custodian fees	1	313	176
Directors' expenses	6	10	12
Professional fees	5	18	15
Other expenses	5	18	15
Total Gross Expenses	1,083	9,986	8,667
Less: Reimbursement from Manager	–	–	198
Less: Reimbursement from Manager - Class A	5	–	N/A
Less: Reimbursement from Manager - Class C	9	–	N/A
Less: Reimbursement from Manager - Class J	7	–	N/A
Less: Reimbursement from Underwriter - Class J	2	49	N/A
Total Net Expenses	1,060	9,937	8,469
Net Investment Income (Loss)	4,536	(75)	8,784

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	1,855	102,425	72,600
Foreign currency transactions	–	(594)	(217)
Futures contracts	949	–	390
Change in unrealized appreciation/depreciation of:
Investments	11,936	62,586	(41,060)
Futures contracts	(58)	–	802
Translation of assets and liabilities in foreign currencies	–	36	(27)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	14,682	164,453	32,488
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 19,218	$ 164,378	$ 41,272

See accompanying notes.

26

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	International	International	LargeCap
Amounts in thousands	Growth Fund	Value Fund I	Blend Fund I
Net Investment Income (Loss)
Income:
Dividends	$ 18,142	$ 15,282	$ 9,587
Withholding tax	(2,815)	(2,094)	–
Interest	8	15	16
Total Income	15,335	13,203	9,603
Expenses:
Management and investment advisory fees	6,544	5,515	2,143
Distribution fees - Class A	7	N/A	105
Distribution fees - Class B	N/A	N/A	22
Distribution fees - Class C	2	N/A	4
Distribution fees - Class J	88	N/A	74
Distribution fees - R-1	2	N/A	2
Distribution fees - R-2	9	N/A	3
Distribution fees - R-3	23	N/A	1
Distribution fees - R-4	3	N/A	1
Administrative service fees - R-1	2	N/A	1
Administrative service fees - R-2	6	N/A	2
Administrative service fees - R-3	14	N/A	1
Administrative service fees - R-4	3	N/A	1
Administrative service fees - R-5	7	N/A	2
Registration fees - Class A	10	N/A	9
Registration fees - Class B	N/A	N/A	8
Registration fees - Class C	9	N/A	8
Registration fees - Class J	7	N/A	7
Registration fees - Institutional	10	10	10
Service fees - R-1	2	N/A	1
Service fees - R-2	8	N/A	2
Service fees - R-3	15	N/A	1
Service fees - R-4	4	N/A	1
Service fees - R-5	10	N/A	3
Shareholder meeting expense - Class A	–	N/A	26
Shareholder meeting expense - Class B	N/A	N/A	2
Shareholder meeting expense - Class J	–	N/A	5
Shareholder meeting expense - Institutional	–	–	5
Shareholder reports - Class A	1	N/A	13
Shareholder reports - Class B	N/A	N/A	1
Shareholder reports - Class J	5	N/A	3
Shareholder reports - Institutional	6	–	–
Transfer agent fees - Class A	7	N/A	198
Transfer agent fees - Class B	N/A	N/A	20
Transfer agent fees - Class C	3	N/A	3
Transfer agent fees - Class J	38	N/A	25
Transfer agent fees - Institutional	50	1	1
Custodian fees	80	102	7
Directors' expenses	9	3	3
Professional fees	11	15	5
Other expenses	15	8	6
Total Gross Expenses	7,010	5,654	2,735
Less: Reimbursement from Manager	–	152	29
Less: Reimbursement from Manager - Class A	8	N/A	–
Less: Reimbursement from Manager - Class C	10	N/A	9
Less: Reimbursement from Underwriter - Class J	10	N/A	8
Total Net Expenses	6,982	5,502	2,689
Net Investment Income (Loss)	8,353	7,701	6,914

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	68,821	57,148	23,367
Foreign currency transactions	(57)	(145)	–
Futures contracts	–	36	2,840
Change in unrealized appreciation/depreciation of:
Investments	4,546	(29,638)	106,447
Futures contracts	–	430	1,299
Translation of assets and liabilities in foreign currencies	(43)	(56)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	73,267	27,775	133,953
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 81,620	$ 35,476	$ 140,867

See accompanying notes.

27

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	LargeCap	LargeCap	LargeCap
Amounts in thousands	Blend Fund II	Growth Fund	Growth Fund I
Net Investment Income (Loss)
Income:
Dividends	$ 7,202	$ 7,306	$ 8,034
Interest	8	32	41
Total Income	7,210	7,338	8,075
Expenses:
Management and investment advisory fees	2,842	7,584	7,172
Distribution fees - Class A	50	383	54
Distribution fees - Class B	59	114	26
Distribution fees - Class C	6	49	7
Distribution fees - Class J	227	96	105
Distribution fees - R-1	7	28	4
Distribution fees - R-2	25	27	13
Distribution fees - R-3	31	72	23
Distribution fees - R-4	7	17	3
Administrative service fees - R-1	5	22	3
Administrative service fees - R-2	16	18	9
Administrative service fees - R-3	19	43	14
Administrative service fees - R-4	9	22	4
Administrative service fees - R-5	15	68	14
Registration fees - Class A	8	13	8
Registration fees - Class B	8	7	7
Registration fees - Class C	8	8	8
Registration fees - Class J	9	9	8
Registration fees - Institutional	10	10	10
Service fees - R-1	5	20	3
Service fees - R-2	20	22	11
Service fees - R-3	21	49	16
Service fees - R-4	10	26	4
Service fees - R-5	20	93	20
Shareholder meeting expense	1	–	–
Shareholder meeting expense - Class A	8	–	8
Shareholder meeting expense - Class B	2	–	1
Shareholder reports - Class A	5	49	7
Shareholder reports - Class B	1	3	1
Shareholder reports - Class C	–	1	–
Shareholder reports - Class J	9	5	6
Shareholder reports - Institutional	6	6	–
Transfer agent fees - Class A	73	702	103
Transfer agent fees - Class B	28	87	20
Transfer agent fees - Class C	4	14	4
Transfer agent fees - Class J	60	42	63
Transfer agent fees - Institutional	47	60	1
Custodian fees	10	2	9
Directors' expenses	12	14	14
Professional fees	5	9	6
Other expenses	9	20	15
Total Gross Expenses	3,717	9,814	7,804
Less: Reimbursement from Manager	69	–	508
Less: Reimbursement from Manager - Class C	9	–	8
Less: Reimbursement from Underwriter - Class J	25	11	12
Total Net Expenses	3,614	9,803	7,276
Net Investment Income (Loss)	3,596	(2,465)	799

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	13,395	139,938	87,707
Futures contracts	2,149	–	5,390
Change in unrealized appreciation/depreciation of:
Investments	90,246	275,967	229,381
Futures contracts	396	–	1,825
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	106,186	415,905	324,303
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 109,782	$ 413,440	$ 325,102

See accompanying notes.

28

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	LargeCap	LargeCap S&P 500	LargeCap
Amounts in thousands	Growth Fund II	Index Fund	Value Fund
Net Investment Income (Loss)
Income:
Dividends	$ 12,452	$ 10,590	$ 10,251
Interest	20	21	13
Total Income	12,472	10,611	10,264
Expenses:
Management and investment advisory fees	7,728	822	2,079
Distribution fees - Class A	4	45	201
Distribution fees - Class B	N/A	N/A	38
Distribution fees - Class C	3	22	7
Distribution fees - Class J	58	627	90
Distribution fees - R-1	3	24	3
Distribution fees - R-2	12	77	5
Distribution fees - R-3	11	159	7
Distribution fees - R-4	5	46	1
Administrative service fees - R-1	2	19	2
Administrative service fees - R-2	8	51	3
Administrative service fees - R-3	7	96	4
Administrative service fees - R-4	6	59	2
Administrative service fees - R-5	13	103	3
Registration fees - Class A	7	8	8
Registration fees - Class B	N/A	N/A	7
Registration fees - Class C	8	8	8
Registration fees - Class J	8	10	8
Registration fees - Institutional	10	10	10
Service fees - R-1	2	17	2
Service fees - R-2	10	64	4
Service fees - R-3	8	108	5
Service fees - R-4	6	69	1
Service fees - R-5	18	141	4
Shareholder meeting expense - Class A	1	–	–
Shareholder reports - Class A	–	7	17
Shareholder reports - Class B	N/A	N/A	1
Shareholder reports - Class J	3	27	5
Shareholder reports - Institutional	–	6	6
Transfer agent fees - Class A	7	103	269
Transfer agent fees - Class B	N/A	N/A	27
Transfer agent fees - Class C	2	6	4
Transfer agent fees - Class J	27	180	41
Transfer agent fees - Institutional	1	48	47
Custodian fees	9	6	4
Directors' expenses	12	16	6
Professional fees	7	5	5
Other expenses	14	14	7
Total Gross Expenses	8,020	3,003	2,941
Less: Reimbursement from Manager	117	–	–
Less: Reimbursement from Manager - Class A	7	–	–
Less: Reimbursement from Manager - Class C	9	11	10
Less: Reimbursement from Manager - Institutional	–	4	–
Less: Reimbursement from Underwriter - Class J	6	70	10
Total Net Expenses	7,881	2,918	2,921
Net Investment Income (Loss)	4,591	7,693	7,343

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	143,457	5,018	24,131
Foreign currency transactions	280	–	–
Futures contracts	4,335	(2,132)	843
Change in unrealized appreciation/depreciation of:
Investments	67,281	141,762	112,510
Futures contracts	997	1,371	708
Translation of assets and liabilities in foreign currencies	(15)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	216,335	146,019	138,192
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 220,926	$ 153,712	$ 145,535

See accompanying notes.

29

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	LargeCap	LargeCap
Amounts in thousands	Value Fund I	Value Fund III	MidCap Blend Fund
Net Investment Income (Loss)
Income:
Dividends	$ 15,693	$ 19,613	$ 8,640
Interest	39	28	8
Total Income	15,732	19,641	8,648
Expenses:
Management and investment advisory fees	6,359	7,198	3,725
Distribution fees - Class A	N/A	41	585
Distribution fees - Class B	N/A	38	219
Distribution fees - Class C	N/A	5	65
Distribution fees - Class J	N/A	156	350
Distribution fees - R-1	9	8	4
Distribution fees - R-2	7	29	7
Distribution fees - R-3	8	43	16
Distribution fees - R-4	2	9	4
Administrative service fees - R-1	8	6	3
Administrative service fees - R-2	4	20	5
Administrative service fees - R-3	5	26	9
Administrative service fees - R-4	2	11	5
Administrative service fees - R-5	4	17	11
Registration fees - Class A	N/A	7	11
Registration fees - Class B	N/A	8	9
Registration fees - Class C	N/A	8	9
Registration fees - Class J	N/A	9	8
Registration fees - Institutional	10	10	10
Service fees - R-1	7	6	3
Service fees - R-2	6	25	5
Service fees - R-3	5	29	11
Service fees - R-4	3	13	6
Service fees - R-5	5	23	15
Shareholder meeting expense	–	1	–
Shareholder meeting expense - Class A	N/A	9	–
Shareholder meeting expense - Class B	N/A	2	–
Shareholder reports - Class A	N/A	5	37
Shareholder reports - Class B	N/A	1	5
Shareholder reports - Class C	N/A	–	1
Shareholder reports - Class J	N/A	9	17
Shareholder reports - Institutional	–	–	2
Transfer agent fees - Class A	N/A	76	574
Transfer agent fees - Class B	N/A	26	103
Transfer agent fees - Class C	N/A	4	17
Transfer agent fees - Class J	N/A	58	128
Transfer agent fees - Institutional	1	3	6
Custodian fees	7	4	3
Directors' expenses	12	17	13
Professional fees	1	7	4
Other expenses	12	23	10
Total Gross Expenses	6,477	7,990	6,015
Less: Reimbursement from Manager	114	111	–
Less: Reimbursement from Manager - Class A	N/A	77	23
Less: Reimbursement from Manager - Class B	N/A	33	11
Less: Reimbursement from Manager - Class C	N/A	12	6
Less: Reimbursement from Underwriter - Class J	N/A	17	39
Total Net Expenses	6,363	7,740	5,936
Net Investment Income (Loss)	9,369	11,901	2,712

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	55,555	96,097	57,365
Foreign currency transactions	–	–	(1)
Futures contracts	5,286	3,310	–
Change in unrealized appreciation/depreciation of:
Investments	149,618	163,937	164,815
Futures contracts	1,712	313	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	212,171	263,657	222,179
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 221,540	$ 275,558	$ 224,891

See accompanying notes.

30

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	MidCap	MidCap	MidCap S&P 400
Amounts in thousands	Growth Fund	Growth Fund III	Index Fund
Net Investment Income (Loss)
Income:
Dividends	$ 278	$ 5,437	$ 2,114
Interest	–	18	4
Total Income	278	5,455	2,118
Expenses:
Management and investment advisory fees	323	6,252	211
Distribution fees - Class A	N/A	38	N/A
Distribution fees - Class B	N/A	27	N/A
Distribution fees - Class C	N/A	9	N/A
Distribution fees - Class J	47	63	80
Distribution fees - R-1	2	9	12
Distribution fees - R-2	4	18	32
Distribution fees - R-3	11	45	55
Distribution fees - R-4	4	15	15
Administrative service fees - R-1	2	7	10
Administrative service fees - R-2	3	12	22
Administrative service fees - R-3	6	27	33
Administrative service fees - R-4	5	20	19
Administrative service fees - R-5	13	10	45
Registration fees - Class A	N/A	9	N/A
Registration fees - Class B	N/A	8	N/A
Registration fees - Class C	N/A	8	N/A
Registration fees - Class J	8	8	8
Registration fees - Institutional	10	10	10
Service fees - R-1	2	6	9
Service fees - R-2	3	15	27
Service fees - R-3	8	30	37
Service fees - R-4	5	23	22
Service fees - R-5	18	14	62
Shareholder reports - Class A	N/A	4	N/A
Shareholder reports - Class B	N/A	1	N/A
Shareholder reports - Class J	3	4	4
Shareholder reports - Institutional	–	–	5
Transfer agent fees - Class A	N/A	70	N/A
Transfer agent fees - Class B	N/A	18	N/A
Transfer agent fees - Class C	N/A	5	N/A
Transfer agent fees - Class J	22	36	36
Transfer agent fees - Institutional	3	1	46
Custodian fees	4	11	8
Directors' expenses	2	14	5
Professional fees	5	9	5
Other expenses	1	12	4
Total Gross Expenses	514	6,868	822
Less: Reimbursement from Manager	–	142	–
Less: Reimbursement from Manager - Class A	N/A	4	N/A
Less: Reimbursement from Manager - Class B	N/A	13	N/A
Less: Reimbursement from Manager - Class C	N/A	8	N/A
Less: Reimbursement from Manager - Institutional	8	–	51
Less: Reimbursement from Underwriter - Class J	5	7	9
Total Net Expenses	501	6,694	762
Net Investment Income (Loss)	(223)	(1,239)	1,356

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	10,712	50,155	4,386
Futures contracts	–	5,980	1,286
Change in unrealized appreciation/depreciation of:
Investments	9,126	220,951	56,358
Futures contracts	–	3,403	62
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	19,838	280,489	62,092
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 19,615	$ 279,250	$ 63,448

See accompanying notes.

31

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)
	MidCap	MidCap Value	Money Market
Amounts in thousands	Value Fund I	Fund III	Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$ 14,181	$ 1,082	$ –
Interest	28	–	2,750
Total Income	14,209	1,082	2,750
Expenses:
Management and investment advisory fees	6,415	294	3,219
Distribution fees - Class A	9	N/A	N/A
Distribution fees - Class B	6	N/A	282
Distribution fees - Class C	6	N/A	134
Distribution fees - Class J	115	178	418
Distribution fees - Class S	N/A	N/A	158
Distribution fees - R-1	12	1	17
Distribution fees - R-2	27	2	41
Distribution fees - R-3	44	2	79
Distribution fees - R-4	11	1	12
Administrative service fees - R-1	9	1	14
Administrative service fees - R-2	18	1	27
Administrative service fees - R-3	26	1	48
Administrative service fees - R-4	15	1	15
Administrative service fees - R-5	18	4	80
Registration fees - Class A	9	N/A	33
Registration fees - Class B	10	N/A	11
Registration fees - Class C	13	N/A	16
Registration fees - Class J	10	7	39
Registration fees - Class S	N/A	N/A	4
Registration fees - Institutional	10	10	22
Service fees - Class S	N/A	N/A	26
Service fees - R-1	8	–	12
Service fees - R-2	23	2	34
Service fees - R-3	30	1	54
Service fees - R-4	17	1	17
Service fees - R-5	24	5	109
Shareholder reports - Class A	1	N/A	25
Shareholder reports - Class B	–	N/A	6
Shareholder reports - Class C	–	N/A	2
Shareholder reports - Class J	1	10	66
Shareholder reports - Class S	N/A	N/A	7
Shareholder reports - Institutional	12	–	–
Transfer agent fees - Class A	17	N/A	465
Transfer agent fees - Class B	5	N/A	64
Transfer agent fees - Class C	3	N/A	24
Transfer agent fees - Class J	48	54	248
Transfer agent fees - Class S	N/A	N/A	11
Transfer agent fees - Institutional	48	–	1
Custodian fees	19	4	3
Directors' expenses	17	2	30
Professional fees	1	5	40
Other expenses	11	2	32
Total Gross Expenses	7,068	589	5,945
Less: Reimbursement from Manager	130	–	–
Less: Reimbursement from Manager - Class A	23	N/A	724
Less: Reimbursement from Manager - Class B	15	N/A	311
Less: Reimbursement from Manager - Class C	16	N/A	51
Less: Reimbursement from Manager - Class J	–	–	886
Less: Reimbursement from Manager - Class S	N/A	N/A	78
Less: Reimbursement from Manager - Institutional	–	10	130
Less: Reimbursement from Manager - R-1	–	–	29
Less: Reimbursement from Manager - R-2	–	–	72
Less: Reimbursement from Manager - R-3	–	–	124
Less: Reimbursement from Manager - R-4	–	–	40
Less: Reimbursement from Manager - R-5	–	–	239
Less: Reimbursement from Underwriter - Class B	–	N/A	70
Less: Reimbursement from Underwriter - Class C	–	N/A	134
Less: Reimbursement from Underwriter - Class J	13	20	–
Less: Reimbursement from Underwriter - Class S	N/A	N/A	158
Less: Reimbursement from Underwriter - R-1	–	–	17
Less: Reimbursement from Underwriter - R-2	–	–	41
Less: Reimbursement from Underwriter - R-3	–	–	79
Less: Reimbursement from Underwriter - R-4	–	–	12
Total Net Expenses	6,871	559	2,750
Net Investment Income (Loss)	7,338	523	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	75,512	7,168	–
Futures contracts	7,934	45	–
Other investment companies	–	–	654
Change in unrealized appreciation/depreciation of:
Investments	200,597	12,118	–
Futures contracts	3,772	35	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	287,815	19,366	654
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 295,153	$ 19,889	$ 654

(a) Class S shares discontinued operations on November 23, 2009.

See accompanying notes.

32

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Preferred Securities	Principal Capital	Principal LifeTime
Amounts in thousands	Fund	Appreciation Fund	2010 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ –	$ 37,324
Dividends	64,087	7,966	–
Interest	31,039	11	–
Total Income	95,126	7,977	37,324
Expenses:
Management and investment advisory fees	8,851	2,659	256
Distribution fees - Class A	885	502	42
Distribution fees - Class B	N/A	404	N/A
Distribution fees - Class C	2,368	89	N/A
Distribution fees - Class J	54	N/A	447
Distribution fees - R-1	2	–	41
Distribution fees - R-2	2	–	62
Distribution fees - R-3	2	–	124
Distribution fees - R-4	1	–	37
Administrative service fees - R-1	2	–	33
Administrative service fees - R-2	1	–	41
Administrative service fees - R-3	1	–	74
Administrative service fees - R-4	1	–	48
Administrative service fees - R-5	1	–	93
Registration fees - Class A	27	5	10
Registration fees - Class B	N/A	8	N/A
Registration fees - Class C	14	8	N/A
Registration fees - Class J	8	N/A	11
Registration fees - Institutional	18	10	10
Service fees - R-1	2	–	30
Service fees - R-2	1	–	52
Service fees - R-3	1	–	84
Service fees - R-4	2	–	55
Service fees - R-5	1	–	126
Shareholder reports - Class A	24	25	1
Shareholder reports - Class B	N/A	12	N/A
Shareholder reports - Class C	14	1	N/A
Shareholder reports - Class J	3	N/A	4
Shareholder reports - Institutional	2	–	–
Transfer agent fees - Class A	343	390	31
Transfer agent fees - Class B	N/A	185	N/A
Transfer agent fees - Class C	221	24	N/A
Transfer agent fees - Class J	28	N/A	46
Transfer agent fees - Institutional	82	1	3
Custodian fees	6	6	–
Directors' expenses	21	8	26
Professional fees	6	7	4
Other expenses	21	10	17
Total Gross Expenses	13,016	4,354	1,808
Less: Reimbursement from Manager - Class A	168	–	20
Less: Reimbursement from Manager - Class C	102	–	N/A
Less: Reimbursement from Underwriter - Class J	6	N/A	50
Total Net Expenses	12,740	4,354	1,738
Net Investment Income (Loss)	82,386	3,623	35,586

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	24,089	34,608	–
Investment transactions in affiliated securities	–	–	(69,286)
Capital gain distribution received from affiliated securities	–	–	334
Change in unrealized appreciation/depreciation of:
Investments	165,636	104,953	–
Investments in affiliated securities	–	–	219,837
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	189,725	139,561	150,885
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 272,111	$ 143,184	$ 186,471

See accompanying notes.

33

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2015 Fund	2020 Fund	2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 7,123	$ 88,503	$ 7,236
Total Income	7,123	88,503	7,236
Expenses:
Management and investment advisory fees	57	650	60
Distribution fees - Class A	N/A	91	N/A
Distribution fees - Class B	N/A	43	N/A
Distribution fees - Class J	N/A	1,131	N/A
Distribution fees - R-1	18	98	18
Distribution fees - R-2	13	148	13
Distribution fees - R-3	31	281	36
Distribution fees - R-4	17	93	15
Administrative service fees - R-1	14	79	14
Administrative service fees - R-2	9	99	9
Administrative service fees - R-3	19	169	22
Administrative service fees - R-4	21	120	19
Administrative service fees - R-5	15	210	20
Registration fees - Class A	N/A	11	N/A
Registration fees - Class B	N/A	8	N/A
Registration fees - Class J	N/A	16	N/A
Registration fees - Institutional	10	10	10
Service fees - R-1	13	70	13
Service fees - R-2	11	124	10
Service fees - R-3	21	191	25
Service fees - R-4	25	139	22
Service fees - R-5	20	287	28
Shareholder reports - Class A	N/A	2	N/A
Shareholder reports - Class J	N/A	12	N/A
Transfer agent fees - Class A	N/A	64	N/A
Transfer agent fees - Class B	N/A	10	N/A
Transfer agent fees - Class J	N/A	146	N/A
Transfer agent fees - Institutional	–	6	–
Directors' expenses	5	64	6
Professional fees	4	5	4
Other expenses	3	43	3
Total Gross Expenses	326	4,420	347
Less: Reimbursement from Manager - Class A	N/A	31	N/A
Less: Reimbursement from Manager - Class B	N/A	13	N/A
Less: Reimbursement from Underwriter - Class J	N/A	126	N/A
Total Net Expenses	326	4,250	347
Net Investment Income (Loss)	6,797	84,253	6,889

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	5,420	(107,487)	5,989
Capital gain distribution received from affiliated securities	80	982	92
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	31,056	541,292	36,617
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	36,556	434,787	42,698
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 43,353	$ 519,040	$ 49,587

See accompanying notes.

34

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2030 Fund	2035 Fund	2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 76,091	$ 4,250	$ 41,014
Total Income	76,091	4,250	41,014
Expenses:
Management and investment advisory fees	580	38	333
Distribution fees - Class A	67	N/A	41
Distribution fees - Class B	39	N/A	29
Distribution fees - Class J	1,017	N/A	467
Distribution fees - R-1	81	13	52
Distribution fees - R-2	139	7	75
Distribution fees - R-3	259	29	142
Distribution fees - R-4	85	10	46
Administrative service fees - R-1	65	11	41
Administrative service fees - R-2	93	4	50
Administrative service fees - R-3	156	18	85
Administrative service fees - R-4	110	13	60
Administrative service fees - R-5	188	11	104
Registration fees - Class A	10	N/A	11
Registration fees - Class B	8	N/A	8
Registration fees - Class J	17	N/A	10
Registration fees - Institutional	10	10	10
Service fees - R-1	58	10	37
Service fees - R-2	116	5	63
Service fees - R-3	176	20	97
Service fees - R-4	127	15	69
Service fees - R-5	257	15	141
Shareholder reports - Class A	2	N/A	2
Shareholder reports - Class J	16	N/A	10
Transfer agent fees - Class A	61	N/A	49
Transfer agent fees - Class B	10	N/A	9
Transfer agent fees - Class J	173	N/A	118
Transfer agent fees - Institutional	2	–	1
Directors' expenses	57	4	33
Professional fees	5	4	4
Other expenses	38	2	21
Total Gross Expenses	4,022	239	2,218
Less: Reimbursement from Manager - Class A	39	N/A	40
Less: Reimbursement from Manager - Class B	14	N/A	14
Less: Reimbursement from Underwriter - Class J	113	N/A	52
Total Net Expenses	3,856	239	2,112
Net Investment Income (Loss)	72,235	4,011	38,902

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(88,112)	4,108	(47,299)
Capital gain distribution received from affiliated securities	916	60	576
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	510,750	24,346	298,733
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	423,554	28,514	252,010
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 495,789	$ 32,525	$ 290,912

See accompanying notes.

35

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2045 Fund	2050 Fund	2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 1,683	$ 16,004	$ 223
Total Income	1,683	16,004	223
Expenses:
Management and investment advisory fees	16	139	2
Distribution fees - Class A	N/A	26	N/A
Distribution fees - Class B	N/A	9	N/A
Distribution fees - Class J	N/A	96	N/A
Distribution fees - R-1	6	20	1
Distribution fees - R-2	2	33	–
Distribution fees - R-3	18	49	1
Distribution fees - R-4	4	18	1
Administrative service fees - R-1	5	16	1
Administrative service fees - R-2	2	22	–
Administrative service fees - R-3	11	29	1
Administrative service fees - R-4	5	24	1
Administrative service fees - R-5	4	37	–
Registration fees - Class A	N/A	9	N/A
Registration fees - Class B	N/A	8	N/A
Registration fees - Class J	N/A	8	N/A
Registration fees - Institutional	10	10	10
Service fees - R-1	4	14	–
Service fees - R-2	2	27	–
Service fees - R-3	12	33	1
Service fees - R-4	6	27	1
Service fees - R-5	6	51	1
Shareholder reports - Class A	N/A	1	N/A
Shareholder reports - Class J	N/A	3	N/A
Transfer agent fees - Class A	N/A	37	N/A
Transfer agent fees - Class B	N/A	5	N/A
Transfer agent fees - Class J	N/A	41	N/A
Directors' expenses	2	14	1
Professional fees	4	4	4
Other expenses	1	9	–
Total Gross Expenses	120	819	26
Less: Reimbursement from Manager - Class A	N/A	34	N/A
Less: Reimbursement from Manager - Class B	N/A	11	N/A
Less: Reimbursement from Manager - Institutional	–	–	11
Less: Reimbursement from Underwriter - Class J	N/A	11	N/A
Total Net Expenses	120	763	15
Net Investment Income (Loss)	1,563	15,241	208

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	1,937	(19,498)	220
Capital gain distribution received from affiliated securities	28	258	3
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	10,130	128,842	1,426
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	12,095	109,602	1,649
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 13,658	$ 124,843	$ 1,857

See accompanying notes.

36

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Principal
	LifeTime Strategic	Real Estate	SAM Balanced
Amounts in thousands	Income Fund	Securities Fund	Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 14,642	$ –	$ 54,263
Dividends	–	29,447	–
Interest	–	11	–
Total Income	14,642	29,458	54,263
Expenses:
Management and investment advisory fees	87	6,683	5,345
Distribution fees - Class A	28	96	1,995
Distribution fees - Class B	4	62	2,769
Distribution fees - Class C	N/A	33	2,941
Distribution fees - Class J	128	241	601
Distribution fees - R-1	19	9	7
Distribution fees - R-2	28	20	2
Distribution fees - R-3	33	46	15
Distribution fees - R-4	13	8	3
Administrative service fees - R-1	15	7	5
Administrative service fees - R-2	18	13	1
Administrative service fees - R-3	20	28	9
Administrative service fees - R-4	17	11	4
Administrative service fees - R-5	21	30	10
Registration fees - Class A	9	8	12
Registration fees - Class B	7	8	7
Registration fees - Class C	N/A	8	11
Registration fees - Class J	10	10	20
Registration fees - Institutional	10	10	10
Service fees - R-1	14	6	5
Service fees - R-2	23	16	2
Service fees - R-3	22	32	10
Service fees - R-4	19	12	4
Service fees - R-5	28	42	14
Shareholder reports - Class A	–	9	44
Shareholder reports - Class B	–	2	22
Shareholder reports - Class C	N/A	1	13
Shareholder reports - Class J	2	17	6
Shareholder reports - Institutional	–	7	–
Transfer agent fees - Class A	22	141	900
Transfer agent fees - Class B	3	41	463
Transfer agent fees - Class C	N/A	12	290
Transfer agent fees - Class J	17	97	177
Transfer agent fees - Institutional	1	59	1
Custodian fees	–	2	–
Directors' expenses	10	10	48
Professional fees	4	8	10
Other expenses	6	11	31
Total Gross Expenses	638	7,856	15,807
Less: Reimbursement from Manager - Class A	18	57	–
Less: Reimbursement from Manager - Class B	10	32	–
Less: Reimbursement from Manager - Class C	N/A	12	–
Less: Reimbursement from Underwriter - Class J	14	27	67
Total Net Expenses	596	7,728	15,740
Net Investment Income (Loss)	14,046	21,730	38,523

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	57,193	–
Investment transactions in affiliated securities	(33,306)	–	(16,670)
Capital gain distribution received from affiliated securities	80	–	904
Change in unrealized appreciation/depreciation of:
Investments	–	390,510	–
Investments in affiliated securities	65,422	–	322,746
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	32,196	447,703	306,980
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 46,242	$ 469,433	$ 345,503

See accompanying notes.

37

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 14,860	$ 31,162	$ 19,432
Total Income	14,860	31,162	19,432
Expenses:
Management and investment advisory fees	1,223	3,926	1,397
Distribution fees - Class A	357	1,434	505
Distribution fees - Class B	456	2,018	677
Distribution fees - Class C	827	2,587	865
Distribution fees - Class J	258	293	163
Distribution fees - R-1	2	5	1
Distribution fees - R-2	3	4	1
Distribution fees - R-3	8	10	4
Distribution fees - R-4	2	3	1
Administrative service fees - R-1	2	4	1
Administrative service fees - R-2	2	3	–
Administrative service fees - R-3	5	6	3
Administrative service fees - R-4	3	4	1
Administrative service fees - R-5	1	6	1
Registration fees - Class A	15	10	25
Registration fees - Class B	10	7	8
Registration fees - Class C	12	7	10
Registration fees - Class J	14	16	10
Registration fees - Institutional	10	10	10
Service fees - R-1	2	3	1
Service fees - R-2	2	4	1
Service fees - R-3	5	7	3
Service fees - R-4	3	4	1
Service fees - R-5	2	9	2
Shareholder reports - Class A	6	34	11
Shareholder reports - Class B	3	16	5
Shareholder reports - Class C	3	16	4
Shareholder reports - Class J	3	3	1
Transfer agent fees - Class A	137	738	202
Transfer agent fees - Class B	67	372	105
Transfer agent fees - Class C	73	346	72
Transfer agent fees - Class J	64	84	54
Transfer agent fees - Institutional	–	1	1
Directors' expenses	11	36	13
Professional fees	6	9	6
Other expenses	6	22	8
Total Gross Expenses	3,603	12,057	4,173
Less: Reimbursement from Manager - Institutional	–	–	5
Less: Reimbursement from Underwriter - Class J	29	32	18
Total Net Expenses	3,574	12,025	4,150
Net Investment Income (Loss)	11,286	19,137	15,282

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(2,829)	(25,694)	(602)
Capital gain distribution received from affiliated securities	145	929	55
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	54,721	301,032	45,959
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	52,037	276,267	45,412
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 63,323	$ 295,404	$ 60,694

See accompanying notes.

38

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	SAM Strategic	Short-Term	Short-Term
Amounts in thousands	Growth Portfolio	Bond Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 17,604	$ –	$ –
Dividends	–	14	–
Interest	–	2,233	10,378
Total Income	17,604	2,247	10,378
Expenses:
Management and investment advisory fees	2,503	266	1,260
Distribution fees - Class A	923	51	130
Distribution fees - Class B	1,342	N/A	N/A
Distribution fees - Class C	1,568	27	263
Distribution fees - Class J	217	105	N/A
Distribution fees - R-1	5	1	N/A
Distribution fees - R-2	1	–	N/A
Distribution fees - R-3	6	4	N/A
Distribution fees - R-4	1	–	N/A
Administrative service fees - R-1	4	1	N/A
Administrative service fees - R-2	1	–	N/A
Administrative service fees - R-3	3	2	N/A
Administrative service fees - R-4	2	–	N/A
Administrative service fees - R-5	2	1	N/A
Registration fees - Class A	16	8	11
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	8	8	9
Registration fees - Class J	13	7	N/A
Registration fees - Institutional	10	10	12
Service fees - R-1	3	1	N/A
Service fees - R-2	1	–	N/A
Service fees - R-3	4	3	N/A
Service fees - R-4	2	–	N/A
Service fees - R-5	3	1	N/A
Shareholder reports - Class A	29	3	5
Shareholder reports - Class B	12	N/A	N/A
Shareholder reports - Class C	12	–	2
Shareholder reports - Class J	3	6	N/A
Shareholder reports - Institutional	–	4	4
Transfer agent fees - Class A	629	56	72
Transfer agent fees - Class B	293	N/A	N/A
Transfer agent fees - Class C	270	6	21
Transfer agent fees - Class J	70	41	N/A
Transfer agent fees - Institutional	1	38	43
Custodian fees	–	3	2
Directors' expenses	23	3	5
Professional fees	7	6	6
Other expenses	14	2	4
Total Gross Expenses	8,008	664	1,849
Less: Reimbursement from Manager - Class C	–	6	–
Less: Reimbursement from Manager - Institutional	1	51	–
Less: Reimbursement from Underwriter - Class J	24	12	N/A
Total Net Expenses	7,983	595	1,849
Net Investment Income (Loss)	9,621	1,652	8,529

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	(6,488)	748
Investment transactions in affiliated securities	(19,048)	–	–
Futures contracts	–	–	(779)
Capital gain distribution received from affiliated securities	665	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	9,384	6,663
Investments in affiliated securities	214,211	–	–
Futures contracts	–	–	170
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	195,828	2,896	6,802
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 205,449	$ 4,548	$ 15,331

See accompanying notes.

39

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands	Blend Fund	Growth Fund	Growth Fund I
Net Investment Income (Loss)
Income:
Dividends	$ 1,152	$ 417	$ 1,044
Interest	4	5	17
Total Income	1,156	422	1,061
Expenses:
Management and investment advisory fees	746	916	2,851
Distribution fees - Class A	85	40	N/A
Distribution fees - Class B	37	12	N/A
Distribution fees - Class C	5	8	N/A
Distribution fees - Class J	188	54	27
Distribution fees - R-1	–	1	3
Distribution fees - R-2	2	1	4
Distribution fees - R-3	1	3	7
Distribution fees - R-4	1	–	2
Administrative service fees - R-1	–	1	2
Administrative service fees - R-2	1	–	3
Administrative service fees - R-3	1	2	4
Administrative service fees - R-4	1	–	3
Administrative service fees - R-5	2	1	4
Registration fees - Class A	8	7	N/A
Registration fees - Class B	7	8	N/A
Registration fees - Class C	8	8	N/A
Registration fees - Class J	7	7	8
Registration fees - Institutional	10	10	10
Service fees - R-1	–	1	2
Service fees - R-2	1	1	3
Service fees - R-3	1	2	5
Service fees - R-4	2	–	3
Service fees - R-5	2	1	6
Shareholder reports - Class A	11	4	N/A
Shareholder reports - Class B	1	–	N/A
Shareholder reports - Class J	11	4	1
Shareholder reports - Institutional	–	5	–
Transfer agent fees - Class A	162	102	N/A
Transfer agent fees - Class B	28	14	N/A
Transfer agent fees - Class C	4	5	N/A
Transfer agent fees - Class J	65	24	22
Transfer agent fees - Institutional	–	35	1
Custodian fees	5	3	25
Directors' expenses	4	2	3
Professional fees	5	6	5
Other expenses	2	2	3
Total Gross Expenses	1,414	1,290	3,007
Less: Reimbursement from Manager	–	–	57
Less: Reimbursement from Manager - Class B	–	12	N/A
Less: Reimbursement from Manager - Class C	9	9	N/A
Less: Reimbursement from Manager - Institutional	4	14	–
Less: Reimbursement from Underwriter - Class J	21	6	3
Total Net Expenses	1,380	1,249	2,947
Net Investment Income (Loss)	(224)	(827)	(1,886)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	11,650	14,473	28,714
Futures contracts	310	354	2,234
Change in unrealized appreciation/depreciation of:
Investments	34,701	40,507	95,527
Futures contracts	213	214	3,480
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	46,874	55,548	129,955
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 46,650	$ 54,721	$ 128,069

See accompanying notes.

40

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	SmallCap	SmallCap S&P 600	SmallCap
Amounts in thousands	Growth Fund II	Index Fund	Value Fund
Net Investment Income (Loss)
Income:
Dividends	$ 604	$ 1,958	$ 3,623
Interest	4	5	6
Total Income	608	1,963	3,629
Expenses:
Management and investment advisory fees	1,777	289	1,657
Distribution fees - Class A	17	N/A	18
Distribution fees - Class B	15	N/A	14
Distribution fees - Class C	4	N/A	17
Distribution fees - Class J	37	165	89
Distribution fees - R-1	2	11	3
Distribution fees - R-2	10	28	9
Distribution fees - R-3	9	58	18
Distribution fees - R-4	3	15	3
Administrative service fees - R-1	2	9	3
Administrative service fees - R-2	7	18	6
Administrative service fees - R-3	5	35	11
Administrative service fees - R-4	4	20	4
Administrative service fees - R-5	8	44	14
Registration fees - Class A	8	N/A	8
Registration fees - Class B	7	N/A	7
Registration fees - Class C	8	N/A	8
Registration fees - Class J	8	9	8
Registration fees - Institutional	10	10	10
Service fees - R-1	1	8	2
Service fees - R-2	8	23	8
Service fees - R-3	6	40	12
Service fees - R-4	5	22	5
Service fees - R-5	11	60	20
Shareholder reports - Class A	2	N/A	2
Shareholder reports - Class B	1	N/A	1
Shareholder reports - Class J	4	9	6
Shareholder reports - Institutional	–	6	4
Transfer agent fees - Class A	40	N/A	35
Transfer agent fees - Class B	14	N/A	11
Transfer agent fees - Class C	3	N/A	8
Transfer agent fees - Class J	23	80	36
Transfer agent fees - Institutional	–	47	32
Custodian fees	19	11	3
Directors' expenses	6	5	3
Professional fees	6	5	6
Other expenses	9	6	3
Total Gross Expenses	2,099	1,033	2,104
Less: Reimbursement from Manager	36	–	–
Less: Reimbursement from Manager - Class A	39	N/A	20
Less: Reimbursement from Manager - Class B	19	N/A	11
Less: Reimbursement from Manager - Class C	10	N/A	12
Less: Reimbursement from Manager - Class J	20	–	–
Less: Reimbursement from Manager - Institutional	–	37	–
Less: Reimbursement from Underwriter - Class J	4	18	10
Total Net Expenses	1,971	978	2,051
Net Investment Income (Loss)	(1,363)	985	1,578

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	27,785	(31,776)	12,122
Futures contracts	1,693	(2,413)	–
Change in unrealized appreciation/depreciation of:
Investments	52,618	127,351	86,776
Futures contracts	485	544	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	82,581	93,706	98,898
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 81,218	$ 94,691	$ 100,476

See accompanying notes.

41

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	SmallCap	SmallCap
Amounts in thousands	Value Fund I	Value Fund II
Net Investment Income (Loss)
Income:
Dividends	$ 1,577	$ 3,419
Interest	3	19
Total Income	1,580	3,438
Expenses:
Management and investment advisory fees	916	2,595
Distribution fees - Class J	N/A	21
Distribution fees - R-1	3	2
Distribution fees - R-2	9	3
Distribution fees - R-3	11	14
Distribution fees - R-4	3	1
Administrative service fees - R-1	3	1
Administrative service fees - R-2	6	2
Administrative service fees - R-3	6	9
Administrative service fees - R-4	4	2
Administrative service fees - R-5	7	4
Registration fees - Class J	N/A	11
Registration fees - Institutional	10	10
Service fees - R-1	3	1
Service fees - R-2	7	2
Service fees - R-3	7	10
Service fees - R-4	5	2
Service fees - R-5	9	6
Shareholder reports - Class J	N/A	2
Transfer agent fees - Class J	N/A	14
Transfer agent fees - Institutional	1	–
Custodian fees	27	31
Directors' expenses	3	6
Professional fees	5	–
Other expenses	7	4
Total Gross Expenses	1,052	2,753
Less: Reimbursement from Manager	19	63
Less: Reimbursement from Manager - Class J	N/A	1
Less: Reimbursement from Manager - Institutional	6	–
Less: Reimbursement from Underwriter - Class J	N/A	2
Total Net Expenses	1,027	2,687
Net Investment Income (Loss)	553	751

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	2,911	12,706
Futures contracts	(201)	1,365
Change in unrealized appreciation/depreciation of:
Investments	41,948	128,784
Futures contracts	704	3,393
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	45,362	146,248
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 45,915	$ 146,999

See accompanying notes.

42

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Bond & Mortgage Securities Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 46,199	$ 118,292
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	11,566	(126,942)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	70,282	367,555
Net Increase (Decrease) in Net Assets Resulting from Operations	128,047	358,905

Dividends and Distributions to Shareholders
From net investment income	(47,712)	(103,880)
Total Dividends and Distributions	(47,712)	(103,880)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(56,196)	(702,515)
Redemption fees - Class A	–	2
Redemption fees - Class C	–	1
Redemption fees - Class J	3	–
Total increase (decrease) in net assets	24,142	(447,487)

Net Assets
Beginning of period	2,016,936	2,464,423
End of period (including undistributed net investment income as set forth below)	$ 2,041,078	$ 2,016,936
Undistributed (overdistributed) net investment income (loss)	$ 23,503	$ 24,944

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 9,256 $	410 $	1,376 $	11,125 $	80,809 $	1,836 $	1,376 $	4,286 $	5,377 $	9,459
Reinvested	2,725	234	74	4,204	36,351	210	610	1,038	630	1,384
Redeemed	(13,196)	(2,377)	(672)	(16,128)	(167,665)	(1,694)	(4,875)	(6,580)	(2,350)	(13,429)
Net Increase (Decrease)	$ (1,215) $	(1,733) $	778 $	(799) $	(50,505) $	352 $	(2,889) $	(1,256) $	3,657 $	(2,586)
Shares:
Sold	943	42	141	1,131	8,195	186	142	440	541	968
Reinvested	277	24	7	425	3,697	21	62	106	63	141
Redeemed	(1,340)	(242)	(68)	(1,631)	(17,153)	(172)	(500)	(674)	(237)	(1,378)
Net Increase (Decrease)	(120)	(176)	80	(75)	(5,261)	35	(296)	(128)	367	(269)
Year Ended October 31, 2009
Dollars:
Sold	$ 16,698 $	2,257 $	1,995 $	14,311 $	67,556 $	3,245 $	4,341 $	7,510 $	5,214 $	19,921
Reinvested	4,524	481	82	7,297	84,393	291	1,072	1,833	994	2,440
Redeemed	(25,793)	(6,265)	(811)	(39,330)	(806,211)	(1,906)	(7,275)	(17,594)	(6,310)	(37,475)
Net Increase (Decrease)	$ (4,571) $	(3,527) $	1,266 $ (17,722) $ (654,262) $			1,630 $	(1,862) $	(8,251) $	(102) $ (15,114)
Shares:
Sold	1,900	258	226	1,625	7,833	374	496	861	597	2,280
Reinvested	526	56	10	846	9,857	34	126	215	115	285
Redeemed	(2,999)	(721)	(95)	(4,571)	(93,028)	(221)	(860)	(2,068)	(721)	(4,365)
Net Increase (Decrease)	(573)	(407)	141	(2,100)	(75,338)	187	(238)	(992)	(9)	(1,800)

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (2,926) $	(241) $	(85) $	(4,235) $	(36,353) $	(210) $	(610) $	(1,038) $	(630) $	(1,384)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,926) $	(241) $	(85) $	(4,235) $	(36,353) $	(210) $	(610) $	(1,038) $	(630) $	(1,384)
Year Ended October 31, 2009
From net investment
income	$ (4,879) $	(499) $	(92) $	(7,367) $	(84,398) $	(295) $	(1,072) $	(1,836) $	(997) $	(2,445)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(4,879) $	(499) $	(92) $	(7,367) $	(84,398) $	(295) $	(1,072) $	(1,836) $	(997) $	(2,445)

See accompanying notes.

43

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Core Plus Bond Fund I

							Period Ended	Year Ended
							April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 30,354	$ 35,439
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							29,758	11,045
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							17,261	79,647
		Net Increase (Decrease) in Net Assets Resulting from Operations					77,373	126,131

Dividends and Distributions to Shareholders
From net investment income							(40,311)	(31,491)
From net realized gain on investments							(22,736)	(573)
				Total Dividends and Distributions			(63,047)	(32,064)

Capital Share Transactions
Net increase (decrease) in capital share transactions							588,072	1,944,493
				Total increase (decrease) in net assets			602,398	2,038,560

Net Assets
Beginning of period							2,097,222	58,662
End of period (including undistributed net investment income as set forth below)							$ 2,699,620	$ 2,097,222
Undistributed (overdistributed) net investment income (loss)							$ 5,491	$ 7,247

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 598,528	$ 1,051	$ 2,191	$ 8,267	$ 3,220	$ 27,961
Reinvested	61,663	50	159	467	144	564
Redeemed	(105,329)	(87)	(1,113)	(2,063)	(4,249)	(3,352)
Net Increase (Decrease)	$ 554,862	$ 1,014	$ 1,237	$ 6,671	$ (885) $	25,173
Shares:
Sold	54,443	96	199	751	291	2,545
Reinvested	5,646	4	15	43	13	52
Redeemed	(9,557)	(8)	(101)	(189)	(383)	(304)
Net Increase (Decrease)	50,532	92	113	605	(79)	2,293
Year Ended October 31, 2009
Dollars:
Sold	$ 1,971,973	$ 1,592	$ 6,374	$ 15,483	$ 10,738	$ 15,405
Reinvested	31,509	16	56	173	131	179
Redeemed	(95,569)	(112)	(503)	(1,478)	(3,707)	(7,767)
Net Increase (Decrease)	$ 1,907,913	$ 1,496	$ 5,927	$ 14,178	$ 7,162	$ 7,817
Shares:
Sold	186,712	150	598	1,462	1,025	1,448
Reinvested	2,931	1	5	16	12	17
Redeemed	(9,133)	(10)	(47)	(139)	(345)	(717)
Net Increase (Decrease)	180,510	141	556	1,339	692	748

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (39,435)	$ (29) $	(93) $	(282) $	(87) $	(385)
From net realized gain on
investments	(22,228)	(21)	(66)	(185)	(57)	(179)
Total Dividends and
Distributions	$ (61,663)	$ (50) $	(159) $	(467) $	(144) $	(564)
Year Ended October 31, 2009
From net investment
income	$ (30,946)	$ (16) $	(56) $	(172) $	(125) $	(176)
From net realized gain on
investments	(563)	–	–	(1)	(6)	(3)
Total Dividends and
Distributions	$ (31,509)	$ (16) $	(56) $	(173) $	(131) $	(179)

See accompanying notes.

44

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Disciplined LargeCap Blend Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 13,167		$ 32,692
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									192,211	(397,981)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									88,523	506,086
		Net Increase (Decrease) in Net Assets Resulting from Operations							293,901	140,797

Dividends and Distributions to Shareholders
From net investment income									(32,161)	(38,282)
					Total Dividends and Distributions				(32,161)	(38,282)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(1,199,687)		160,131
				Total increase (decrease) in net assets				(937,947)		262,646

Net Assets
Beginning of period								2,285,599		2,022,953
End of period (including undistributed net investment income as set forth below)								$ 1,347,652		$ 2,285,599
Undistributed (overdistributed) net investment income (loss)								$ 6,466		$ 25,460

	Class A	Class B	Class C Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 5,335 $	211	$ 59	$ 53,167	$ 122	$ 211	$ 225 $	280	$ 464
Reinvested	1,679	–	6	30,229	8	15	63	48	19
Redeemed	(19,730)	(4,604)	(178)	(1,265,562)	(194)	(266)	(724)	(348)	(222)
Net Increase (Decrease)	$ (12,716) $	(4,393) $	(113) $ (1,182,166) $		(64) $	(40) $	(436) $	(20) $	261
Shares:
Sold	467	19	5	4,781	11	19	20	25	40
Reinvested	151	–	1	2,733	1	1	6	4	2
Redeemed	(1,746)	(409)	(16)	(111,060)	(18)	(24)	(66)	(31)	(19)
Net Increase (Decrease)	(1,128)	(390)	(10)	(103,546)	(6)	(4)	(40)	(2)	23
Year Ended October 31, 2009
Dollars:
Sold	$ 9,606 $	1,316	$ 706	$ 359,469	$ 311	$ 371	$ 1,332 $	1,529	$ 571
Reinvested	2,307	–	14	35,625	11	18	94	44	23
Redeemed	(36,203)	(8,417)	(405)	(204,845)	(247)	(278)	(1,695)	(601)	(525)
Net Increase (Decrease)	$ (24,290) $	(7,101) $	315	$ 190,249	$ 75	$ 111	$ (269) $	972	$ 69
Shares:
Sold	1,049	147	78	39,382	33	41	149	164	61
Reinvested	255	–	2	3,963	1	2	10	5	3
Redeemed	(3,975)	(935)	(44)	(23,900)	(27)	(29)	(179)	(69)	(56)
Net Increase (Decrease)	(2,671)	(788)	36	19,445	7	14	(20)	100	8

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,773)	–	$ (6) $	(30,229)	$ (8) $	(15) $	(63) $	(48) $	(19)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,773) $	–	$ (6) $	(30,229)	$ (8) $	(15) $	(63) $	(48) $	(19)
Year Ended October 31, 2009
From net investment
income	$ (2,452) $	–	$ (15) $	(35,625)	$ (11) $	(18) $	(94) $	(44) $	(23)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (2,452) $	–	$ (15) $	(35,625)	$ (11) $	(18) $	(94) $	(44) $	(23)
See accompanying notes.

45

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Diversified International Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 8,175	$ 20,633
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	56,746	(470,903)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	19,668	692,313
Net Increase (Decrease) in Net Assets Resulting from Operations	84,589	242,043

Dividends and Distributions to Shareholders
From net investment income	(22,219)	(31,605)
Total Dividends and Distributions	(22,219)	(31,605)

Capital Share Transactions
Net increase (decrease) in capital share transactions	199,173	(8,762)
Redemption fees - Class B	1	–
Redemption fees - Class J	1	1
Total increase (decrease) in net assets	261,545	201,677

Net Assets
Beginning of period	1,443,164	1,241,487
End of period (including undistributed net investment income as set forth below)	$ 1,704,709	$ 1,443,164
Undistributed (overdistributed) net investment income (loss)	$ 4,189	$ 18,540

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 13,733 $	808 $	1,277 $	13,050 $	259,245	$ 1,237	$ 1,468 $	3,319	$ 3,227	$ 7,913
Reinvested	3,086	9	77	2,150	13,296	101	233	925	756	1,322
Redeemed	(27,639)	(4,253)	(1,433)	(15,340)	(43,233)	(570)	(2,770)	(7,273)	(8,206)	(17,342)
Net Increase (Decrease)	$ (10,820) $	(3,436) $	(79) $	(140) $	229,308	$ 768	$ (1,069) $	(3,029) $	(4,223) $	(8,107)
Shares:
Sold	1,513	89	140	1,454	28,245	138	162	366	355	791
Reinvested	339	1	9	238	1,469	11	26	102	82	146
Redeemed	(3,044)	(469)	(159)	(1,709)	(4,811)	(64)	(307)	(805)	(897)	(1,885)
Net Increase (Decrease)	(1,192)	(379)	(10)	(17)	24,903	85	(119)	(337)	(460)	(948)
Year Ended October 31, 2009
Dollars:
Sold	$ 23,420 $	1,659 $	1,824 $	22,429 $	122,581	$ 2,316	$ 3,845 $	10,335	$ 12,380	$ 18,685
Reinvested	4,778	71	95	3,049	18,934	117	318	1,184	1,035	1,605
Redeemed	(50,168)	(8,852)	(3,447)	(27,465)	(137,603)	(1,029)	(5,053)	(9,570)	(6,891)	(9,344)
Net Increase (Decrease)	$ (21,970) $	(7,122) $	(1,528) $	(1,987) $	3,912	$ 1,404	$ (890) $	1,949	$ 6,524	$ 10,946
Shares:
Sold	3,184	224	245	3,084	18,296	322	527	1,409	1,702	2,536
Reinvested	657	10	13	423	2,619	16	44	164	141	222
Redeemed	(6,993)	(1,233)	(483)	(3,871)	(19,381)	(143)	(666)	(1,297)	(939)	(1,283)
Net Increase (Decrease)	(3,152)	(999)	(225)	(364)	1,534	195	(95)	276	904	1,475

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (3,324) $	(10) $	(85) $	(2,151) $	(13,312) $	(101) $	(233) $	(925) $	(756) $	(1,322)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (3,324) $		(10) $	(85) $	(2,151) $	(13,312) $	(101) $	(233) $	(925) $	(756) $	(1,322)
Year Ended October 31, 2009
From net investment
income	$ (5,176) $	(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (5,176) $		(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)

See accompanying notes.

46

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Equity Income Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 30,415	$ 58,630
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									24,649	(401,243)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									228,446	453,674
		Net Increase (Decrease) in Net Assets Resulting from Operations							283,510	111,061

Dividends and Distributions to Shareholders
From net investment income									(30,681)	(61,628)
				Total Dividends and Distributions					(30,681)	(61,628)

Capital Share Transactions
Net increase (decrease) in capital share transactions									247,070	(268,607)
Redemption fees - Class A									1	–
Redemption fees - Class B									–	1
Redemption fees - Class C									–	3
				Total increase (decrease) in net assets					499,900	(219,170)

Net Assets
Beginning of period								1,937,390		2,156,560
End of period (including undistributed net investment income as set forth below)								$ 2,437,290	$ 1,937,390
Undistributed (overdistributed) net investment income (loss)								$ 9,245	$ 9,511

	Class A	Class B Class C	Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 38,407 $	1,245 $	3,626	$ 363,515	$ 10	$ 10	$ 10	$ 10	$ 11
Reinvested	7,361	1,070	848	20,023	–	–	–	–	–
Redeemed	(96,714)	(25,411)	(17,207)	(49,744)	–	–	–	–	–
Net Increase (Decrease)	$ (50,946) $ (23,096) $ (12,733) $			333,794	$ 10	$ 10	$ 10	$ 10	$ 11
Shares:
Sold	2,453	81	236	22,593	1	1	1	1	1
Reinvested	469	69	55	1,272	–	–	–	–	–
Redeemed	(6,229)	(1,636)	(1,130)	(3,255)	–	–	–	–	–
Net Increase (Decrease)	(3,307)	(1,486)	(839)	20,610	1	1	1	1	1
Year Ended October 31, 2009
Dollars:
Sold	$ 75,056 $	7,278 $	12,751	$ 25,979	N/A	N/A	N/A	N/A	N/A
Reinvested	15,918	2,701	2,096	37,328	N/A	N/A	N/A	N/A	N/A
Redeemed	(217,977)	(50,076)	(44,291)	(135,370)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	$ (127,003) $	(40,097) $ (29,444) $		(72,063)	N/A	N/A	N/A	N/A	N/A
Shares:
Sold	5,825	579	1,017	1,999	N/A	N/A	N/A	N/A	N/A
Reinvested	1,229	211	165	2,881	N/A	N/A	N/A	N/A	N/A
Redeemed	(17,318)	(4,024)	(3,567)	(10,534)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	(10,264)	(3,234)	(2,385)	(5,654)	N/A	N/A	N/A	N/A	N/A

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (8,337) $	(1,237) $	(1,075) $	(20,032) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(8,337) $	(1,237) $	(1,075) $	(20,032) $	–	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment
income	$ (18,462) $	(3,157) $	(2,673) $	(37,336)	N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–	–	–	N/A	N/A	N/A	N/A	N/A
Total Dividends and Distributions $	(18,462) $	(3,157) $	(2,673) $	(37,336)	N/A	N/A	N/A	N/A	N/A

See accompanying notes.

47

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Global Diversified Income Fund

				Period Ended	Period Ended
				April 30, 2010	October 31, 2009(a)
Operations
Net investment income (loss)				$ 5,647	$ 3,716
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				6,256	7,306
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				9,791	8,855
		Net Increase (Decrease) in Net Assets Resulting from Operations		21,694	19,877

Dividends and Distributions to Shareholders
From net investment income				(5,966)	(3,752)
From net realized gain on investments				(7,398)	–
			Total Dividends and Distributions	(13,364)	(3,752)

Capital Share Transactions
Net increase (decrease) in capital share transactions				363,532	66,146
Redemption fees - Class A				1	–
			Total increase (decrease) in net assets	371,863	82,271

Net Assets
Beginning of period				82,271	–
End of period (including undistributed net investment income as set forth below)				$ 454,134	$ 82,271
Undistributed (overdistributed) net investment income (loss)				$ (404)	$ (38)

	Class A	Class C	Institutional
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 231,818	$ 91,368	$ 45,541
Reinvested	2,467	570	9,262
Redeemed	(9,323)	(574)	(7,597)
Net Increase (Decrease)	$ 224,962	$ 91,364	$ 47,206
Shares:
Sold	18,627	7,366	3,677
Reinvested	201	46	767
Redeemed	(746)	(46)	(613)
Net Increase (Decrease)	18,082	7,366	3,831

Period Ended October 31, 2009
Dollars:
Sold	$ 8,052	$ 944	$ 56,769
Reinvested	130	11	3,608
Redeemed	(271)	(9)	(3,088)
Net Increase (Decrease)	$ 7,911	$ 946	$ 57,289
Shares:
Sold	687	79	5,657
Reinvested	11	1	329
Redeemed	(23)	(1)	(271)
Net Increase (Decrease)	675	79	5,715

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (2,110) $	(645) $	(3,211)
From net realized gain on
investments	(1,104)	(202)	(6,092)
Total Dividends and
Distributions	$ (3,214) $	(847) $	(9,303)

Period Ended October 31, 2009
From net investment
income	$ (133) $	(11) $	(3,608)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (133) $	(11) $	(3,608)

(a)	Period from December 15, 2008, date operations commenced, through October 31, 2009.

See accompanying notes.

48

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Global Real Estate Securities Fund

				Period Ended	Year Ended
				April 30, 2010	October 31, 2009
Operations
Net investment income (loss)				$ 105	$ 113
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				257	(1,771)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				1,046	2,497
		Net Increase (Decrease) in Net Assets Resulting from Operations		1,408	839

Dividends and Distributions to Shareholders
From net investment income				(426)	(252)
			Total Dividends and Distributions	(426)	(252)

Capital Share Transactions
Net increase (decrease) in capital share transactions				3,222	2,960
			Total increase (decrease) in net assets	4,204	3,547

Net Assets
Beginning of period				8,189	4,642
End of period (including undistributed net investment income as set forth below)				$ 12,393	$ 8,189
Undistributed (overdistributed) net investment income (loss)				$ (428)	$ (102)

	Class A	Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 5,120 $	784 $	–
Reinvested	205	17	–
Redeemed	(2,786)	(118)	–
Net Increase (Decrease)	$ 2,539 $	683 $	–
Shares:
Sold	863	134	–
Reinvested	34	3	–
Redeemed	(470)	(20)	–
Net Increase (Decrease)	427	117	–
Year Ended October 31, 2009
Dollars:
Sold	$ 3,335 $	399 $	–
Reinvested	104	12	–
Redeemed	(827)	(63)	–
Net Increase (Decrease)	$ 2,612 $	348 $	–
Shares:
Sold	605	78	–
Reinvested	22	3	–
Redeemed	(169)	(13)	–
Net Increase (Decrease)	458	68	–

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (306) $	(74) $	(46)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (306) $	(74) $	(46)
Year Ended October 31, 2009
From net investment
income	$ (148) $	(51) $	(53)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (148) $	(51) $	(53)

See accompanying notes.

49

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

								Government & High Quality
Amounts in thousands									Bond Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 29,727		$ 54,295
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									310	(135)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								12,699		63,789
		Net Increase (Decrease) in Net Assets Resulting from Operations						42,736		117,949

Dividends and Distributions to Shareholders
From net investment income								(32,277)		(55,422)
					Total Dividends and Distributions			(32,277)		(55,422)

Capital Share Transactions
Net increase (decrease) in capital share transactions								115,994		172,574
Redemption fees - Class A									–	5
Redemption fees - Class C									–	1
Redemption fees - Class J									1	–
				Total increase (decrease) in net assets				126,454		235,107

Net Assets
Beginning of period								1,401,782		1,166,675
End of period (including undistributed net investment income as set forth below)								$ 1,528,236		$ 1,401,782
Undistributed (overdistributed) net investment income (loss)								$ (2,343)		$ (572)

	Class A Class B Class C			Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 75,351 $	3,492 $	20,949 $	13,139 $	50,229	$ 1,071 $	978 $	6,938 $	1,306 $	4,388
Reinvested	5,631	792	462	1,978	21,213	57	161	275	91	270
Redeemed	(30,069)	(15,493)	(4,917)	(10,535)	(19,339)	(441)	(2,109)	(4,160)	(1,205)	(4,509)
Net Increase (Decrease)	$ 50,913 $ (11,209) $		16,494 $	4,582 $	52,103	$ 687 $	(970) $	3,053 $	192 $	149
Shares:
Sold	6,878	319	1,916	1,198	4,586	97	89	632	119	399
Reinvested	514	73	43	180	1,936	5	15	25	8	25
Redeemed	(2,746)	(1,415)	(450)	(961)	(1,768)	(40)	(192)	(380)	(110)	(411)
Net Increase (Decrease)	4,646	(1,023)	1,509	417	4,754	62	(88)	277	17	13
Year Ended October 31, 2009
Dollars:
Sold	$ 80,434 $	7,966 $	20,711 $	12,232 $	42,218	$ 749 $	1,205 $	1,689 $	965 $	3,245
Issued in acquisitions	162,540	32,115	10,397	90,681	2,006	2,122	9,019	11,453	4,260	13,208
Reinvested	6,517	1,576	395	2,033	41,940	50	185	246	97	293
Redeemed	(50,482)	(26,782)	(11,448)	(12,358)	(278,626)	(171)	(1,731)	(2,042)	(1,164)	(5,169)
Net Increase (Decrease)	$ 199,009 $	14,875 $	20,055 $	92,588 $ (192,462) $		2,750 $	8,678 $	11,346 $	4,158 $	11,577
Shares:
Sold	7,499	748	1,940	1,140	3,916	70	111	156	90	301
Issued in acquisitions	15,207	3,006	974	8,474	187	198	843	1,071	398	1,235
Reinvested	607	147	37	188	3,924	5	17	23	9	27
Redeemed	(4,712)	(2,501)	(1,070)	(1,149)	(26,271)	(16)	(160)	(190)	(108)	(480)
Net Increase (Decrease)	18,601	1,400	1,881	8,653	(18,244)	257	811	1,060	389	1,083

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (6,698) $	(919) $	(595) $	(1,998) $	(21,213) $	(57) $	(161) $	(275) $	(91) $	(270)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (6,698) $	(919) $	(595) $	(1,998) $	(21,213) $	(57) $	(161) $	(275) $	(91) $	(270)
Year Ended October 31, 2009
From net investment
income	$ (8,066) $	(1,877) $	(605) $	(2,053) $	(41,950) $	(50) $	(185) $	(246) $	(97) $	(293)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (8,066) $	(1,877) $	(605) $	(2,053) $	(41,950) $	(50) $	(185) $	(246) $	(97) $	(293)

See accompanying notes.

50

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

								High Quality
Amounts in thousands								Intermediate-Term Bond Fund

								Period Ended	Year Ended
								April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 536		$ 2,229
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(1,369)	(21,302)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								2,992	19,178
		Net Increase (Decrease) in Net Assets Resulting from Operations						2,159	105

Dividends and Distributions to Shareholders
From net investment income								(1,968)	(5,680)
				Total Dividends and Distributions				(1,968)	(5,680)

Capital Share Transactions
Net increase (decrease) in capital share transactions								663	(35,466)
				Total increase (decrease) in net assets				854	(41,041)

Net Assets
Beginning of period								44,332	85,373
End of period (including undistributed net investment income as set forth below)							$ 45,186		$ 44,332
Undistributed (overdistributed) net investment income (loss)							$ 355		$ 1,764

	Class J Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,617 $	–	$ 515 $	711 $	2,369 $	494 $	739
Reinvested	1,141	14	79	135	266	86	242
Redeemed	(2,401)	(78)	(218)	(1,101)	(2,951)	(647)	(1,349)
Net Increase (Decrease)	$ 1,357 $	(64) $	376 $	(255) $	(316) $	(67) $	(368)
Shares:
Sold	317	–	62	87	289	60	91
Reinvested	142	1	10	17	33	11	30
Redeemed	(291)	(9)	(27)	(135)	(358)	(78)	(165)
Net Increase (Decrease)	168	(8)	45	(31)	(36)	(7)	(44)
Year Ended October 31, 2009
Dollars:
Sold	$ 4,519 $	2,745	$ 696 $	1,308 $	1,637 $	1,788 $	2,965
Reinvested	1,933	1,971	100	259	666	180	549
Redeemed	(6,251)	(35,688)	(567)	(1,616)	(4,912)	(2,242)	(5,506)
Net Increase (Decrease)	$ 201 $	(30,972) $	229 $	(49) $	(2,609) $	(274) $	(1,992)
Shares:
Sold	585	356	90	169	212	230	374
Reinvested	254	259	13	34	88	24	73
Redeemed	(810)	(4,570)	(72)	(213)	(646)	(285)	(714)
Net Increase (Decrease)	29	(3,955)	31	(10)	(346)	(31)	(267)

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,146) $	(14) $	(79) $	(135) $	(266) $	(86) $	(242)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,146) $	(14) $	(79) $	(135) $	(266) $	(86) $	(242)
Year Ended October 31, 2009
From net investment
income	$ (1,943) $	(1,983) $	(100) $	(259) $	(666) $	(180) $	(549)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,943) $	(1,983) $	(100) $	(259) $	(666) $	(180) $	(549)

See accompanying notes.

51

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					High Yield Fund

					Period Ended	Year Ended
					April 30, 2010	October 31, 2009
Operations
Net investment income (loss)					$ 120,406	$ 192,784
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					61,456	(35,120)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					93,087	567,301
		Net Increase (Decrease) in Net Assets Resulting from Operations			274,949	724,965

Dividends and Distributions to Shareholders
From net investment income					(121,971)	(206,517)
				Total Dividends and Distributions	(121,971)	(206,517)

Capital Share Transactions
Net increase (decrease) in capital share transactions					135,898	848,392
Redemption fees - Class A					11	141
Redemption fees - Class C					1	7
				Total increase (decrease) in net assets	288,888	1,366,988

Net Assets
Beginning of period					2,755,453	1,388,465
End of period (including undistributed net investment income as set forth below)					$ 3,044,341	$ 2,755,453
Undistributed (overdistributed) net investment income (loss)					$ (6,933)	$ (3,913)

	Class A	Class B	Class C	Institutional
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 478,430	$ 7,639	$ 88,840	$ 132,709
Reinvested	54,614	1,656	8,131	34,035
Redeemed	(414,838)	(11,114)	(42,261)	(201,943)
Net Increase (Decrease)	$ 118,206	$ (1,819) $	54,710	$ (35,199)
Shares:
Sold	61,235	981	11,287	17,051
Reinvested	6,982	211	1,033	4,366
Redeemed	(53,238)	(1,416)	(5,395)	(26,026)
Net Increase (Decrease)	14,979	(224)	6,925	(4,609)
Year Ended October 31, 2009
Dollars:
Sold	$ 1,224,142	$ 25,065	$ 202,187 $	454,673
Reinvested	85,272	2,739	10,037	61,854
Redeemed	(819,740)	(15,845)	(48,012)	(333,980)
Net Increase (Decrease)	$ 489,674	$ 11,959	$ 164,212 $	182,547
Shares:
Sold	186,189	3,762	29,907	71,692
Reinvested	12,642	406	1,463	9,212
Redeemed	(122,223)	(2,407)	(7,128)	(48,776)
Net Increase (Decrease)	76,608	1,761	24,242	32,128

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (69,051)	$ (2,968) $	(14,127) $	(35,825)
From net realized gain on
investments	–	–	–	–
Total Dividends and
Distributions	$ (69,051)	$ (2,968) $	(14,127) $	(35,825)
Year Ended October 31, 2009
From net investment
income	$ (113,582)	$ (5,368) $	(18,558) $	(69,009)
From net realized gain on
investments	–	–	–	–
Total Dividends and
Distributions	$ (113,582)	$ (5,368) $	(18,558) $	(69,009)

See accompanying notes.

52

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		High Yield Fund I

		Period Ended	Year Ended
		April 30, 2010	October 31, 2009
Operations
Net investment income (loss)		$ 50,892	$ 81,656
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions		38,497	(21,316)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies		33,329	237,866
	Net Increase (Decrease) in Net Assets Resulting from Operations	122,718	298,206

Dividends and Distributions to Shareholders
From net investment income		(93,623)	(59,653)
	Total Dividends and Distributions	(93,623)	(59,653)

Capital Share Transactions
Net increase (decrease) in capital share transactions		159,240	114,444
	Total increase (decrease) in net assets	188,335	352,997

Net Assets
Beginning of period		1,015,076	662,079
End of period (including undistributed net investment income as set forth below)		$ 1,203,411	$ 1,015,076
Undistributed (overdistributed) net investment income (loss)		$ 25,848	$ 70,240

	Institutional
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 111,471
Reinvested	93,239
Redeemed	(45,470)
Net Increase (Decrease)	$ 159,240
Shares:
Sold	10,612
Reinvested	9,213
Redeemed	(4,338)
Net Increase (Decrease)	15,487
Year Ended October 31, 2009
Dollars:
Sold	$ 174,136
Reinvested	59,653
Redeemed	(119,345)
Net Increase (Decrease)	$ 114,444
Shares:
Sold	20,277
Reinvested	8,522
Redeemed	(14,474)
Net Increase (Decrease)	14,325

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (93,623)
From net realized gain on
investments	–
Total Dividends and
Distributions	$ (93,623)
Year Ended October 31, 2009
From net investment
income	$ (59,653)
From net realized gain on
investments	–
Total Dividends and
Distributions	$ (59,653)

See accompanying notes.

53

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Income Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 31,720		$ 59,913
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(9,527)	(15,369)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									29,521	178,568
		Net Increase (Decrease) in Net Assets Resulting from Operations							51,714	223,112

Dividends and Distributions to Shareholders
From net investment income									(35,247)	(60,851)
				Total Dividends and Distributions					(35,247)	(60,851)

Capital Share Transactions
Net increase (decrease) in capital share transactions									93,069	1,314
Redemption fees - Class A									1	1
Redemption fees - Class B									–	4
Redemption fees - Class C									–	5
				Total increase (decrease) in net assets				109,537		163,585

Net Assets
Beginning of period								1,081,836		918,251
End of period (including undistributed net investment income as set forth below)								$ 1,191,373		$ 1,081,836
Undistributed (overdistributed) net investment income (loss)								$ (10,214)		$ (6,544)

	Class A	Class B Class C		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 52,048 $	4,061 $	13,932	$ 18,424	$ 49,312	$ 10	$ 10	$ 10	$ 10	$ 10
Reinvested	4,451	973	741	276	26,540	–	–	–	–	–
Redeemed	(25,815)	(12,049)	(6,098)	(2,128)	(31,649)	–	–	–	–	–
Net Increase (Decrease)	$ 30,684 $	(7,015) $	8,575	$ 16,572	$ 44,203	$ 10	$ 10	$ 10	$ 10	$ 10
Shares:
Sold	5,602	436	1,494	1,979	5,296	1	1	1	1	1
Reinvested	478	104	79	29	2,843	–	–	–	–	–
Redeemed	(2,781)	(1,291)	(654)	(229)	(3,402)	–	–	–	–	–
Net Increase (Decrease)	3,299	(751)	919	1,779	4,737	1	1	1	1	1
Year Ended October 31, 2009
Dollars:
Sold	$ 72,261 $	12,866 $	25,613	$ 1,670	$ 94,433	N/A	N/A	N/A	N/A	N/A
Reinvested	6,298	1,914	830	3	47,073	N/A	N/A	N/A	N/A	N/A
Redeemed	(44,589)	(20,750)	(9,068)	(48)	(187,192)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	$ 33,970 $	(5,970) $	17,375	$ 1,625	$ (45,686)	N/A	N/A	N/A	N/A	N/A
Shares:
Sold	8,385	1,509	2,970	181	11,330	N/A	N/A	N/A	N/A	N/A
Reinvested	738	225	96	–	5,529	N/A	N/A	N/A	N/A	N/A
Redeemed	(5,272)	(2,462)	(1,078)	(5)	(22,609)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	3,851	(728)	1,988	176	(5,750)	N/A	N/A	N/A	N/A	N/A

Distributions:
Period Ended April 30, 2010
From net investment income $	(5,972) $	(1,360) $	(1,076) $	(279) $	(26,560) $	–	$ –	$ –	$ – $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,972) $	(1,360) $	(1,076) $	(279) $	(26,560) $	–	$ –	$ –	$ – $	–
Year Ended October 31, 2009
From net investment income $	(8,806) $	(2,808) $	(1,180) $	(3) $	(48,054)	N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–	–	–	–	N/A	N/A	N/A	N/A	N/A
Total Dividends and Distributions $	(8,806) $	(2,808) $	(1,180) $	(3) $	(48,054)	N/A	N/A	N/A	N/A	N/A

See accompanying notes.

54

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Inflation Protection Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 4,536		$ 6,049
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									2,804	(84,107)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									11,878	106,727
		Net Increase (Decrease) in Net Assets Resulting from Operations							19,218	28,669

Dividends and Distributions to Shareholders
From net investment income									(3,375)	(689)
				Total Dividends and Distributions					(3,375)	(689)

Capital Share Transactions
Net increase (decrease) in capital share transactions									28,526	26,179
Redemption fees - Class A									–	3
Redemption fees - Class J									1	–
				Total increase (decrease) in net assets					44,370	54,162

Net Assets
Beginning of period									462,021	407,859
End of period (including undistributed net investment income as set forth below)								$ 506,391		$ 462,021
Undistributed (overdistributed) net investment income (loss)								$ 1,542		$ 333

	Class A Class C	Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 3,308 $	1,061	$ 1,340	$ 45,016	$ 317	$ 147	$ 1,369	$ 441	$ 319
Reinvested	53	4	33	3,247	2	4	7	4	4
Redeemed	(1,995)	(227)	(1,111)	(24,084)	(138)	(118)	(168)	(86)	(223)
Net Increase (Decrease)	$ 1,366 $	838	$ 262	$ 24,179	$ 181	$ 33	$ 1,208	$ 359	$ 100
Shares:
Sold	430	139	177	5,894	42	19	180	58	42
Reinvested	7	1	5	423	–	1	1	1	1
Redeemed	(259)	(30)	(147)	(3,153)	(18)	(16)	(22)	(12)	(30)
Net Increase (Decrease)	178	110	35	3,164	24	4	159	47	13
Year Ended October 31, 2009
Dollars:
Sold	$ 8,514 $	1,108	$ 1,673	$ 102,728	$ 323	$ 271	$ 799	$ 255	$ 504
Reinvested	9	1	8	664	–	1	1	–	1
Redeemed	(3,719)	(1,490)	(3,562)	(79,713)	(403)	(220)	(732)	(301)	(541)
Net Increase (Decrease)	$ 4,804 $	(381) $	(1,881) $	23,679	$ (80) $	52	$ 68	$ (46) $	(36)
Shares:
Sold	1,173	153	236	14,213	45	38	113	36	70
Reinvested	1	–	1	91	–	–	–	–	–
Redeemed	(519)	(210)	(505)	(11,168)	(57)	(31)	(102)	(42)	(77)
Net Increase (Decrease)	655	(57)	(268)	3,136	(12)	7	11	(6)	(7)

Distributions:
Period Ended April 30, 2010
From net investment income $	(68) $	(6) $	(33) $	(3,247) $	(2) $	(4) $	(7) $	(4) $	(4)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(68) $	(6) $	(33) $	(3,247) $	(2) $	(4) $	(7) $	(4) $	(4)
Year Ended October 31, 2009
From net investment income $	(12) $	(1) $	(8) $	(665) $	–	$ (1) $	(1) $	–	$ (1)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(12) $	(1) $	(8) $	(665) $	–	$ (1) $	(1) $	–	$ (1)

See accompanying notes.

55

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Emerging Markets Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ (75)		$ 11,635
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									101,831	(226,425)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									62,622	627,271
		Net Increase (Decrease) in Net Assets Resulting from Operations							164,378	412,481

Dividends and Distributions to Shareholders
From net investment income									(9,058)	(8,139)
					Total Dividends and Distributions				(9,058)	(8,139)

Capital Share Transactions
Net increase (decrease) in capital share transactions									16,191	154,062
Redemption fees - Class A									–	3
Redemption fees - Class J									4	5
				Total increase (decrease) in net assets					171,515	558,412

Net Assets
Beginning of period								1,262,653		704,241
End of period (including undistributed net investment income as set forth below)								$ 1,434,168		$ 1,262,653
Undistributed (overdistributed) net investment income (loss)								$ (933)		$ 8,794

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 19,880	$ 1,631	$ 2,675	$ 24,201	$ 89,050	$ 2,103	$ 1,916	$ 9,439	$ 5,476	$ 9,189
Reinvested	288	–	–	712	7,299	20	32	165	169	246
Redeemed	(16,211)	(3,629)	(1,718)	(31,958)	(83,905)	(1,007)	(2,086)	(5,411)	(5,037)	(7,338)
Net Increase (Decrease)	$ 3,957	$ (1,998) $	957	$ (7,045) $	12,444	$ 1,116	$ (138) $	4,193	$ 608	$ 2,097
Shares:
Sold	874	75	120	1,105	3,986	94	86	422	243	405
Reinvested	13	–	–	32	322	1	1	7	7	11
Redeemed	(720)	(167)	(78)	(1,474)	(3,782)	(46)	(93)	(243)	(225)	(333)
Net Increase (Decrease)	167	(92)	42	(337)	526	49	(6)	186	25	83
Year Ended October 31, 2009
Dollars:
Sold	$ 25,535	$ 3,697	$ 3,474	$ 42,370	$ 194,858	$ 2,647	$ 3,572	$ 11,087	$ 9,895	$ 13,916
Reinvested	209	–	–	610	6,778	5	13	95	119	160
Redeemed	(33,454)	(4,024)	(2,223)	(30,033)	(79,509)	(922)	(2,536)	(3,843)	(3,271)	(5,163)
Net Increase (Decrease)	$ (7,710) $	(327) $	1,251	$ 12,947	$ 122,127	$ 1,730	$ 1,049	$ 7,339	$ 6,743	$ 8,913
Shares:
Sold	1,518	216	199	2,585	13,044	162	223	660	587	837
Reinvested	15	–	–	46	500	–	1	7	9	12
Redeemed	(2,327)	(258)	(139)	(1,990)	(4,970)	(56)	(153)	(261)	(207)	(303)
Net Increase (Decrease)	(794)	(42)	60	641	8,574	106	71	406	389	546

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (297)	–	–	$ (713) $	(7,416) $	(20) $	(32) $	(165) $	(169) $	(246)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(297) $	–	$ –	$ (713) $	(7,416) $	(20) $	(32) $	(165) $	(169) $	(246)
Year Ended October 31, 2009
From net investment
income	$ (251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)

See accompanying notes.

56

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							International Fund I

							Period Ended	Year Ended
							April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 8,784	$ 18,986
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							72,773	(298,919)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							(40,285)	556,966
		Net Increase (Decrease) in Net Assets Resulting from Operations					41,272	277,033

Dividends and Distributions to Shareholders
From net investment income							(24,092)	(31,497)
				Total Dividends and Distributions			(24,092)	(31,497)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(108,785)	378,778
				Total increase (decrease) in net assets			(91,605)	624,314

Net Assets
Beginning of period							1,530,905	906,591
End of period (including undistributed net investment income as set forth below)							$ 1,439,300	$ 1,530,905
Undistributed (overdistributed) net investment income (loss)							$ 2,925	$ 18,451

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 83,649	$ 1,063 $	1,208	$ 3,621	$ 2,474	$ 6,232
Reinvested	23,275	57	109	166	146	339
Redeemed	(219,055)	(755)	(3,114)	(2,587)	(3,379)	(2,234)
Net Increase (Decrease)	$ (112,131) $	365 $	(1,797) $	1,200	$ (759) $	4,337
Shares:
Sold	7,927	101	116	345	242	591
Reinvested	2,196	5	10	16	14	32
Redeemed	(20,627)	(72)	(306)	(247)	(321)	(213)
Net Increase (Decrease)	(10,504)	34	(180)	114	(65)	410
Year Ended October 31, 2009
Dollars:
Sold	$ 507,838	$ 2,615 $	2,678	$ 2,929	$ 2,926	$ 4,355
Issued in acquisitions	12,092	424	996	777	1,880	18
Reinvested	30,233	80	185	250	297	451
Redeemed	(180,474)	(1,061)	(1,951)	(3,149)	(3,250)	(2,361)
Net Increase (Decrease)	$ 369,689	$ 2,058 $	1,908	$ 807	$ 1,853	$ 2,463
Shares:
Sold	60,993	299	296	336	339	483
Issued in acquisitions	1,581	56	132	103	247	2
Reinvested	3,511	9	22	29	35	53
Redeemed	(21,553)	(116)	(235)	(347)	(352)	(287)
Net Increase (Decrease)	44,532	248	215	121	269	251

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (23,275) $	(57) $	(109) $	(166) $	(146) $	(339)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (23,275) $	(57) $	(109) $	(166) $	(146) $	(339)
Year Ended October 31, 2009
From net investment
income	$ (30,234) $	(80) $	(185) $	(250) $	(297) $	(451)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (30,234) $	(80) $	(185) $	(250) $	(297) $	(451)

See accompanying notes.

57

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Growth Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 8,353		$ 19,151
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								68,764		(560,951)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									4,503	699,679
		Net Increase (Decrease) in Net Assets Resulting from Operations						81,620		157,879

Dividends and Distributions to Shareholders
From net investment income								(21,397)		(31,255)
				Total Dividends and Distributions				(21,397)		(31,255)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(2,276)		(164,167)
Redemption fees - Class J									–	1
				Total increase (decrease) in net assets				57,947		(37,542)

Net Assets
Beginning of period								1,285,543		1,323,085
End of period (including undistributed net investment income as set forth below)								$ 1,343,490		$ 1,285,543
Undistributed (overdistributed) net investment income (loss)								$ 5,554		$ 18,655

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,487	$ 164 $	1,960 $	83,107	$ 275 $	468 $	1,469 $	522 $	1,402
Reinvested	65	2	388	20,407	7	62	185	80	200
Redeemed	(674)	(69)	(3,768)	(97,525)	(296)	(911)	(3,884)	(3,751)	(3,648)
Net Increase (Decrease)	$ 878	$ 97 $	(1,420) $	5,989	$ (14) $	(381) $	(2,230) $	(3,149) $	(2,046)
Shares:
Sold	183	20	245	10,241	34	59	175	65	172
Reinvested	8	–	48	2,504	1	8	22	10	25
Redeemed	(82)	(8)	(473)	(12,101)	(38)	(116)	(457)	(463)	(454)
Net Increase (Decrease)	109	12	(180)	644	(3)	(49)	(260)	(388)	(257)
Year Ended October 31, 2009
Dollars:
Sold	$ 3,964	$ 267 $	4,565 $	179,435	$ 380 $	958 $	2,809 $	1,186 $	3,508
Reinvested	35	2	543	29,962	16	66	268	132	226
Redeemed	(1,293)	(125)	(7,415)	(367,545)	(1,021)	(1,701)	(5,948)	(4,041)	(3,400)
Net Increase (Decrease)	$ 2,706	$ 144 $	(2,307) $ (158,148) $		(625) $	(677) $	(2,871) $	(2,723) $	334
Shares:
Sold	547	37	696	26,855	61	143	413	181	522
Reinvested	5	–	82	4,452	2	10	38	20	34
Redeemed	(189)	(17)	(1,157)	(55,351)	(153)	(264)	(851)	(607)	(502)
Net Increase (Decrease)	363	20	(379)	(24,044)	(90)	(111)	(400)	(406)	54

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (66) $	(2) $	(388) $	(20,407) $	(7) $	(62) $	(185) $	(80) $	(200)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(66) $	(2) $	(388) $	(20,407) $	(7) $	(62) $	(185) $	(80) $	(200)
Year Ended October 31, 2009
From net investment
income	$ (37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)

See accompanying notes.

58

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	International Value Fund I

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 7,701	$ 14,454
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	57,039	12,644
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	(29,264)	180,904
Net Increase (Decrease) in Net Assets Resulting from Operations	35,476	208,002

Dividends and Distributions to Shareholders
From net investment income	(16,656)	(875)
From net realized gain on investments	(24,686)	–
Total Dividends and Distributions	(41,342)	(875)

Capital Share Transactions
Net increase (decrease) in capital share transactions	85,962	391,603
Total increase (decrease) in net assets	80,096	598,730

Net Assets
Beginning of period	963,192	364,462
End of period (including undistributed net investment income as set forth below)	$ 1,043,288	$ 963,192
Undistributed (overdistributed) net investment income (loss)	$ 4,645	$ 13,745

Institutional
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 81,853
Reinvested	41,342
Redeemed	(37,233)
Net Increase (Decrease)	$ 85,962
Shares:
Sold	7,602
Reinvested	3,805
Redeemed	(3,482)
Net Increase (Decrease)	7,925
Year Ended October 31, 2009
Dollars:
Sold	$ 456,569
Reinvested	875
Redeemed	(65,841)
Net Increase (Decrease)	$ 391,603
Shares:
Sold	54,770
Reinvested	99
Redeemed	(7,126)
Net Increase (Decrease)	47,743

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (16,656)
From net realized gain on
investments	(24,686)
Total Dividends and
Distributions	$ (41,342)
Year Ended October 31, 2009
From net investment
income	$ (875)
From net realized gain on
investments	–
Total Dividends and
Distributions	$ (875)

See accompanying notes.

59

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Blend Fund I

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 6,914		$ 12,876
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								26,207			(161,208)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								107,746			217,686
		Net Increase (Decrease) in Net Assets Resulting from Operations						140,867			69,354

Dividends and Distributions to Shareholders
From net investment income								(12,982)			(13,086)
					Total Dividends and Distributions			(12,982)			(13,086)

Capital Share Transactions
Net increase (decrease) in capital share transactions								12,599			146,918
Redemption fees - Class A									–		1
				Total increase (decrease) in net assets				140,484			203,187

Net Assets
Beginning of period								897,501			694,314
End of period (including undistributed net investment income as set forth below)								$ 1,037,985		$ 897,501
Undistributed (overdistributed) net investment income (loss)								$ 3,768		$ 9,836

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,974 $	166	$ 59	$ 2,045 $	22,569	$ 118	$ 148 $	138 $	81 $	234
Reinvested	484	–	2	291	12,110	8	14	5	14	45
Redeemed	(7,470)	(1,073)	(47)	(2,863)	(16,384)	(136)	(195)	(247)	(149)	(342)
Net Increase (Decrease)	$ (4,012) $	(907) $	14	$ (527) $	18,295	$ (10) $	(33) $	(104) $	(54) $	(63)
Shares:
Sold	402	23	8	281	3,125	16	21	19	11	32
Reinvested	67	–	–	40	1,684	1	2	–	2	6
Redeemed	(1,012)	(148)	(6)	(394)	(2,266)	(19)	(27)	(33)	(20)	(47)
Net Increase (Decrease)	(543)	(125)	2	(73)	2,543	(2)	(4)	(14)	(7)	(9)
Year Ended October 31, 2009
Dollars:
Sold	$ 5,932 $	589	$ 324	$ 3,694 $	182,372	$ 393	$ 216 $	348 $	537 $	1,716
Reinvested	860	–	–	403	11,722	7	14	13	23	26
Redeemed	(12,575)	(2,065)	(217)	(6,451)	(37,485)	(207)	(571)	(1,186)	(1,149)	(365)
Net Increase (Decrease)	$ (5,783) $	(1,476) $	107	$ (2,354) $	156,609	$ 193	$ (341) $	(825) $	(589) $	1,377
Shares:
Sold	1,022	101	57	631	31,260	66	36	59	98	277
Reinvested	146	–	–	69	2,000	1	2	2	4	4
Redeemed	(2,140)	(358)	(37)	(1,150)	(6,557)	(38)	(99)	(189)	(174)	(59)
Net Increase (Decrease)	(972)	(257)	20	(450)	26,703	29	(61)	(128)	(72)	222

Distributions:
Period Ended April 30, 2010
From net investment income $	(493)	–	$ (2) $	(291) $	(12,110) $	(8) $	(14) $	(5) $	(14) $	(45)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(493) $	–	$ (2) $	(291) $	(12,110) $	(8) $	(14) $	(5) $	(14) $	(45)
Year Ended October 31, 2009
From net investment income $	(878) $	–	$ –	$ (403) $	(11,722) $	(7) $	(14) $	(13) $	(23) $	(26)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(878) $	–	$ –	$ (403) $	(11,722) $	(7) $	(14) $	(13) $	(23) $	(26)

See accompanying notes.

60

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Blend Fund II

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 3,596		$ 8,769
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									15,544		(122,756)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									90,642		184,688
		Net Increase (Decrease) in Net Assets Resulting from Operations							109,782		70,701

Dividends and Distributions to Shareholders
From net investment income									(8,377)		(9,429)
					Total Dividends and Distributions				(8,377)		(9,429)

Capital Share Transactions
Net increase (decrease) in capital share transactions									761		(8,650)
Redemption fees - Class J									–		1
				Total increase (decrease) in net assets					102,166		52,623

Net Assets
Beginning of period									704,152		651,529
End of period (including undistributed net investment income as set forth below)								$ 806,318		$ 704,152
Undistributed (overdistributed) net investment income (loss)								$ 1,747		$ 6,528

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 3,812 $	283	$ 104	$ 4,900 $	37,773	$ 784	$ 809	$ 4,568	$ 1,516	$ 7,253
Reinvested	187	–	2	825	6,583	23	108	215	119	312
Redeemed	(4,542)	(3,268)	(122)	(8,581)	(35,838)	(461)	(1,980)	(2,738)	(2,482)	(9,403)
Net Increase (Decrease)	$ (543) $	(2,985) $	(16) $	(2,856) $	8,518	$ 346	$ (1,063) $	2,045	$ (847) $	(1,838)
Shares:
Sold	434	34	12	583	4,372	93	94	537	175	842
Reinvested	22	–	–	99	774	2	13	25	14	37
Redeemed	(525)	(381)	(14)	(1,021)	(4,112)	(54)	(229)	(318)	(295)	(1,108)
Net Increase (Decrease)	(69)	(347)	(2)	(339)	1,034	41	(122)	244	(106)	(229)
Year Ended October 31, 2009
Dollars:
Sold	$ 4,665 $	647	$ 348	$ 8,235 $	52,182	$ 1,103	$ 2,539	$ 3,350	$ 2,800	$ 6,003
Reinvested	320	–	–	953	7,419	22	82	220	138	266
Redeemed	(8,056)	(3,673)	(245)	(16,107)	(54,042)	(675)	(2,588)	(5,590)	(2,099)	(6,867)
Net Increase (Decrease)	$ (3,071) $	(3,026) $	103	$ (6,919) $	5,559	$ 450	$ 33	$ (2,020) $	839	$ (598)
Shares:
Sold	676	95	49	1,235	7,659	162	366	498	414	826
Reinvested	49	–	–	149	1,136	3	12	34	21	41
Redeemed	(1,212)	(541)	(38)	(2,484)	(8,117)	(93)	(378)	(835)	(315)	(1,023)
Net Increase (Decrease)	(487)	(446)	11	(1,100)	678	72	–	(303)	120	(156)

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (189)	–	$ (2) $	(826) $	(6,583) $	(23) $	(108) $	(215) $	(119) $	(312)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(189) $	–	$ (2) $	(826) $	(6,583) $	(23) $	(108) $	(215) $	(119) $	(312)
Year Ended October 31, 2009
From net investment
income	$ (325)	–	–	$ (954) $	(7,422) $	(22) $	(82) $	(220) $	(138) $	(266)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(325) $	–	$ –	$ (954) $	(7,422) $	(22) $	(82) $	(220) $	(138) $	(266)
See accompanying notes.

61

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ (2,465)		$ 1,219
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									139,938		(576,058)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									275,967		654,424
		Net Increase (Decrease) in Net Assets Resulting from Operations							413,440		79,585

Dividends and Distributions to Shareholders
From net investment income									(316)		(1,219)
From tax return of capital									–		(1,510)
					Total Dividends and Distributions				(316)		(2,729)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(337,393)			48,076
				Total increase (decrease) in net assets					75,731		124,932

Net Assets
Beginning of period								2,226,624			2,101,692
End of period (including undistributed net investment income as set forth below)								$ 2,302,355		$ 2,226,624
Undistributed (overdistributed) net investment income (loss)								$ (2,781)		$ –

	Class A	Class B	Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 13,909	$ 606	$ 1,098	$ 3,440	$ 110,336	$ 6,507	$ 922	$ 2,885	$ 2,442	$ 65,182
Reinvested	–	–	–	–	312	–	–	–	–	–
Redeemed	(31,211)	(5,011)	(1,366)	(4,393)	(464,583)	(1,152)	(1,547)	(10,312)	(12,284)	(13,173)
Net Increase (Decrease)	$ (17,302) $	(4,405) $	(268) $	(953) $ (353,935) $		5,355	$ (625) $	(7,427) $	(9,842) $	52,009
Shares:
Sold	2,002	93	165	517	15,724	976	136	340	339	9,398
Reinvested	–	–	–	–	45	–	–	–	–	–
Redeemed	(4,501)	(746)	(202)	(669)	(63,262)	(170)	(230)	(1,428)	(1,691)	(1,867)
Net Increase (Decrease)	(2,499)	(653)	(37)	(152)	(47,493)	806	(94)	(1,088)	(1,352)	7,531
Year Ended October 31, 2009
Dollars:
Sold	$ 31,898	$ 2,624	$ 4,875	$ 8,030	$ 304,415	$ 2,278	$ 2,967	$ 13,205	$ 17,184	$ 20,285
Reinvested	–	–	–	–	2,593	–	–	–	–	–
Redeemed	(70,804)	(11,201)	(5,196)	(7,940)	(227,115)	(1,641)	(2,848)	(8,121)	(11,714)	(15,698)
Net Increase (Decrease)	$ (38,906) $	(8,577) $	(321) $	90	$ 79,893	$ 637	$ 119	$ 5,084	$ 5,470	$ 4,587
Shares:
Sold	5,828	485	901	1,533	54,584	411	531	2,361	3,001	3,645
Reinvested	–	–	–	–	478	–	–	–	–	–
Redeemed	(12,689)	(2,123)	(972)	(1,516)	(40,962)	(290)	(511)	(1,381)	(2,005)	(2,807)
Net Increase (Decrease)	(6,861)	(1,638)	(71)	17	14,100	121	20	980	996	838

Distributions:
Period Ended April 30, 2010
From net investment
income	–	–	–	–	$ (316)	–	–	–	–	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (316) $	–	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment
income	–	–	–	–	$ (1,219)	–	–	–	–	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
From tax return of capital	–	–	–	–	(1,510)	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (2,729) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

62

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund I

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 799		$ 1,249
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									93,097		(241,059)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									231,206		604,321
		Net Increase (Decrease) in Net Assets Resulting from Operations							325,102		364,511

Dividends and Distributions to Shareholders
From net investment income									(1,115)		(185)
					Total Dividends and Distributions				(1,115)		(185)

Capital Share Transactions
Net increase (decrease) in capital share transactions									576,921		89,559
Redemption fees - Class A									–		2
Redemption fees - Class C									1		–
Redemption fees - Class J									2		2
				Total increase (decrease) in net assets					900,911		453,889

Net Assets
Beginning of period								1,648,146			1,194,257
End of period (including undistributed net investment income as set forth below)								$ 2,549,057		$ 1,648,146
Undistributed (overdistributed) net investment income (loss)								$ 748		$ 1,064

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 3,829	$ 230	$ 584	$ 8,750	$ 656,024	$ 698	$ 1,764	$ 7,480	$ 4,359	$ 12,050
Reinvested	–	–	–	–	1,115	–	–	–	–	–
Redeemed	(4,691)	(1,255)	(110)	(7,145)	(98,632)	(160)	(4,301)	(1,550)	(772)	(1,346)
Net Increase (Decrease)	$ (862) $	(1,025) $	474	$ 1,605	$ 558,507	$ 538	$ (2,537) $	5,930	$ 3,587	$ 10,704
Shares:
Sold	514	32	78	1,241	82,422	94	245	1,002	600	1,597
Reinvested	–	–	–	–	145	–	–	–	–	–
Redeemed	(626)	(176)	(15)	(1,015)	(12,579)	(22)	(607)	(205)	(103)	(176)
Net Increase (Decrease)	(112)	(144)	63	226	69,988	72	(362)	797	497	1,421
Year Ended October 31, 2009
Dollars:
Sold	$ 8,349	$ 870	$ 612	$ 12,443	$ 245,935	$ 628	$ 2,378	$ 2,921	$ 1,271	$ 5,030
Reinvested	–	–	–	–	185	–	–	–	–	–
Redeemed	(6,981)	(2,119)	(167)	(7,507)	(157,833)	(284)	(2,277)	(5,937)	(1,689)	(6,269)
Net Increase (Decrease)	$ 1,368	$ (1,249) $	445	$ 4,936	$ 88,287	$ 344	$ 101	$ (3,016) $	(418) $	(1,239)
Shares:
Sold	1,444	158	99	2,247	44,429	109	429	482	236	822
Reinvested	–	–	–	–	37	–	–	–	–	–
Redeemed	(1,296)	(399)	(29)	(1,435)	(28,644)	(53)	(426)	(1,077)	(327)	(1,034)
Net Increase (Decrease)	148	(241)	70	812	15,822	56	3	(595)	(91)	(212)

Distributions:
Period Ended April 30, 2010
From net investment
income	–	–	–	–	$ (1,115)	–	–	–	–	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (1,115) $	–	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ –	$ –	$ (185) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (185) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

63

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund II

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 4,591		$ 7,423
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									148,072	(329,496)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									68,263	519,083
		Net Increase (Decrease) in Net Assets Resulting from Operations							220,926	197,010

Dividends and Distributions to Shareholders
From net investment income									(6,366)	(8,170)
				Total Dividends and Distributions					(6,366)	(8,170)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(355,978)		(9,003)
Redemption fees - Class J									1	–
				Total increase (decrease) in net assets				(141,417)		179,837

Net Assets
Beginning of period								1,568,714		1,388,877
End of period (including undistributed net investment income as set forth below)								$ 1,427,297		$ 1,568,714
Undistributed (overdistributed) net investment income (loss)								$ 2,389		$ 3,884

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 376	$ 152	$ 3,369	$ 108,977 $	274	$ 391	$ 899	$ 2,591	$ 8,323
Reinvested	–	–	–	6,297	–	–	–	14	55
Redeemed	(270)	(33)	(2,603)	(478,685)	(370)	(667)	(2,408)	(785)	(1,875)
Net Increase (Decrease)	$ 106	$ 119	$ 766	$ (363,411) $	(96) $	(276) $	(1,509) $	1,820	$ 6,503
Shares:
Sold	52	22	497	14,742	38	56	126	364	1,161
Reinvested	–	–	–	857	–	–	–	2	7
Redeemed	(38)	(5)	(386)	(62,349)	(51)	(97)	(348)	(110)	(258)
Net Increase (Decrease)	14	17	111	(46,750)	(13)	(41)	(222)	256	910
Year Ended October 31, 2009
Dollars:
Sold	$ 2,076	$ 292	$ 4,897	$ 116,783 $	576	$ 1,191	$ 4,591	$ 1,297	$ 5,495
Reinvested	–	–	–	8,126	–	–	–	–	44
Redeemed	(334)	(203)	(3,445)	(137,193)	(150)	(1,531)	(2,108)	(2,363)	(7,044)
Net Increase (Decrease)	$ 1,742	$ 89	$ 1,452	$ (12,284) $	426	$ (340) $	2,483	$ (1,066) $	(1,505)
Shares:
Sold	351	51	899	20,065	98	221	768	219	968
Reinvested	–	–	–	1,483	–	–	–	–	8
Redeemed	(61)	(34)	(644)	(23,483)	(27)	(296)	(357)	(433)	(1,212)
Net Increase (Decrease)	290	17	255	(1,935)	71	(75)	411	(214)	(236)

Distributions:
Period Ended April 30, 2010
From net investment
income	–	–	–	$ (6,297)	–	–	–	$ (14) $	(55)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ (6,297) $	–	$ –	$ –	$ (14) $	(55)
Year Ended October 31, 2009
From net investment
income	–	–	–	$ (8,126)	–	–	–	–	$ (44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ (8,126) $	–	$ –	$ –	$ –	$ (44)

See accompanying notes.

64

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap S&P 500 Index Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 7,693	$ 14,440
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	2,886	(18,499)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	143,133	81,234
Net Increase (Decrease) in Net Assets Resulting from Operations	153,712	77,175

Dividends and Distributions to Shareholders
From net investment income	(14,232)	(16,807)
Total Dividends and Distributions	(14,232)	(16,807)

Capital Share Transactions
Net increase (decrease) in capital share transactions	227,439	60,429
Redemption fees - Class A	–	1
Redemption fees - Class C	–	1
Redemption fees - Class J	1	4
Total increase (decrease) in net assets	366,920	120,803

Net Assets
Beginning of period	910,896	790,093
End of period (including undistributed net investment income as set forth below)	$ 1,277,816	$ 910,896
Undistributed (overdistributed) net investment income (loss)	$ 4,451	$ 10,990

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 5,689	$ 1,021 $	15,983 $	294,805	$ 2,129	$ 4,916 $	10,729 $	13,256	$ 20,581
Reinvested	759	41	3,639	2,617	156	623	2,000	1,324	3,049
Redeemed	(6,370)	(435)	(22,316)	(39,115)	(1,386)	(8,094)	(42,690)	(9,943)	(25,529)
Net Increase (Decrease)	$ 78	$ 627 $	(2,694) $	258,307	$ 899	$ (2,555) $ (29,961) $		4,637	$ (1,899)
Shares:
Sold	721	130	2,037	37,714	265	623	1,352	1,694	2,580
Reinvested	98	5	472	337	20	80	257	170	389
Redeemed	(804)	(57)	(2,840)	(4,967)	(176)	(1,024)	(5,410)	(1,261)	(3,186)
Net Increase (Decrease)	15	78	(331)	33,084	109	(321)	(3,801)	603	(217)
Year Ended October 31, 2009
Dollars:
Sold	$ 11,135	$ 3,638 $	31,222 $	46,244	$ 4,594	$ 7,806 $	25,055 $	21,378	$ 45,860
Reinvested	1,001	35	4,838	3,149	118	689	2,263	1,553	3,133
Redeemed	(13,399)	(2,440)	(38,846)	(35,467)	(920)	(5,401)	(17,464)	(13,029)	(26,316)
Net Increase (Decrease)	$ (1,263) $	1,233 $	(2,786) $	13,926	$ 3,792	$ 3,094 $	9,854 $	9,902	$ 22,677
Shares:
Sold	1,768	552	5,044	7,405	718	1,185	3,897	3,398	6,912
Reinvested	162	6	792	513	19	111	367	251	504
Redeemed	(2,162)	(378)	(6,312)	(5,576)	(146)	(858)	(2,801)	(2,027)	(4,032)
Net Increase (Decrease)	(232)	180	(476)	2,342	591	438	1,463	1,622	3,384

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (777) $	(42) $	(3,644) $	(2,617) $	(156) $	(623) $	(2,000) $	(1,324) $	(3,049)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (777) $	(42) $	(3,644) $	(2,617) $	(156) $	(623) $	(2,000) $	(1,324) $	(3,049)
Year Ended October 31, 2009
From net investment
income	$ (1,020) $	(37) $	(4,841) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,020) $	(37) $	(4,841) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)

See accompanying notes.

65

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									LargeCap Value Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 7,343		$ 14,990
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									24,974		(107,879)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									113,218		121,707
		Net Increase (Decrease) in Net Assets Resulting from Operations							145,535		28,818

Dividends and Distributions to Shareholders
From net investment income									(15,093)		(16,197)
					Total Dividends and Distributions				(15,093)		(16,197)

Capital Share Transactions
Net increase (decrease) in capital share transactions									282,959		154,910
Redemption fees - Class J									–		1
				Total increase (decrease) in net assets					413,401		167,532

Net Assets
Beginning of period									789,865		622,333
End of period (including undistributed net investment income as set forth below)								$ 1,203,266		$ 789,865
Undistributed (overdistributed) net investment income (loss)								$ 3,982		$ 11,732

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 4,604 $	237 $	169	$ 3,319	$ 314,261	$ 208	$ 408	$ 440	$ 342	$ 1,311
Reinvested	2,168	3	13	536	12,051	22	41	94	33	73
Redeemed	(13,441)	(1,521)	(86)	(3,304)	(32,549)	(57)	(387)	(1,975)	(416)	(3,638)
Net Increase (Decrease)	$ (6,669) $	(1,281) $	96	$ 551	$ 293,763	$ 173	$ 62	$ (1,441) $	(41) $	(2,254)
Shares:
Sold	538	28	21	392	36,950	25	48	53	40	156
Reinvested	261	–	1	65	1,453	3	5	12	4	9
Redeemed	(1,580)	(178)	(10)	(394)	(3,860)	(7)	(46)	(238)	(50)	(435)
Net Increase (Decrease)	(781)	(150)	12	63	34,543	21	7	(173)	(6)	(270)
Year Ended October 31, 2009
Dollars:
Sold	$ 8,683 $	963 $	1,327	$ 6,193	$ 196,844	$ 838	$ 1,560	$ 4,186	$ 1,210	$ 5,210
Reinvested	3,218	45	28	735	11,858	13	32	45	34	86
Redeemed	(27,189)	(2,737)	(1,124)	(7,865)	(45,568)	(135)	(577)	(855)	(719)	(1,429)
Net Increase (Decrease)	$ (15,288) $	(1,729) $	231	$ (937) $	163,134	$ 716	$ 1,015	$ 3,376	$ 525	$ 3,867
Shares:
Sold	1,238	136	184	899	28,410	118	243	608	171	707
Reinvested	451	6	4	104	1,670	2	5	7	5	12
Redeemed	(3,922)	(392)	(165)	(1,141)	(6,493)	(20)	(80)	(123)	(100)	(200)
Net Increase (Decrease)	(2,233)	(250)	23	(138)	23,587	100	168	492	76	519

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (2,227) $	(3) $	(13) $	(536) $	(12,051) $	(22) $	(41) $	(94) $	(33) $	(73)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,227) $	(3) $	(13) $	(536) $	(12,051) $	(22) $	(41) $	(94) $	(33) $	(73)
Year Ended October 31, 2009
From net investment
income	$ (3,317) $	(45) $	(31) $	(735) $	(11,859) $	(13) $	(32) $	(45) $	(34) $	(86)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,317) $	(45) $	(31) $	(735) $	(11,859) $	(13) $	(32) $	(45) $	(34) $	(86)

See accompanying notes.

66

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							LargeCap Value Fund I

							Period Ended	Year Ended
							April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 9,369	$ 18,255
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							60,841	(360,821)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							151,330	452,505
		Net Increase (Decrease) in Net Assets Resulting from Operations					221,540	109,939

Dividends and Distributions to Shareholders
From net investment income							(17,816)	(20,341)
				Total Dividends and Distributions			(17,816)	(20,341)

Capital Share Transactions
Net increase (decrease) in capital share transactions							855,113	289,404
				Total increase (decrease) in net assets			1,058,837	379,002

Net Assets
Beginning of period							1,273,966	894,964
End of period (including undistributed net investment income as set forth below)							$ 2,332,803	$ 1,273,966
Undistributed (overdistributed) net investment income (loss)							$ 5,435	$ 13,882

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 941,471	$ 932	$ 362	$ 1,612	$ 1,325	$ 666
Reinvested	17,589	36	28	61	38	64
Redeemed	(99,624)	(366)	(2,315)	(1,116)	(599)	(5,051)
Net Increase (Decrease)	$ 859,436	$ 602	$ (1,925) $	557	$ 764	$ (4,321)
Shares:
Sold	93,886	93	37	169	140	67
Reinvested	1,815	4	3	6	4	7
Redeemed	(10,061)	(36)	(243)	(114)	(62)	(520)
Net Increase (Decrease)	85,640	61	(203)	61	82	(446)
Year Ended October 31, 2009
Dollars:
Sold	$ 240,743	$ 1,208	$ 1,173	$ 1,591	$ 2,177	$ 4,273
Issued in acquisitions	99,642	309	301	826	145	1,055
Reinvested	20,029	35	63	67	43	104
Redeemed	(77,407)	(423)	(1,365)	(1,711)	(1,461)	(2,013)
Net Increase (Decrease)	$ 283,007	$ 1,129	$ 172	$ 773	$ 904	$ 3,419
Shares:
Sold	31,332	148	148	195	265	503
Issued in acquisitions	12,732	40	38	106	19	135
Reinvested	2,568	5	8	8	6	13
Redeemed	(9,708)	(54)	(163)	(210)	(179)	(252)
Net Increase (Decrease)	36,924	139	31	99	111	399

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (17,589) $	(36) $	(28) $	(61) $	(38) $	(64)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (17,589) $	(36) $	(28) $	(61) $	(38) $	(64)
Year Ended October 31, 2009
From net investment
income	$ (20,029) $	(35) $	(63) $	(67) $	(43) $	(104)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (20,029) $	(35) $	(63) $	(67) $	(43) $	(104)

See accompanying notes.

67

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Value Fund III

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 11,901		$ 33,849
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								99,407		(638,155)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								164,250		688,775
		Net Increase (Decrease) in Net Assets Resulting from Operations						275,558		84,469

Dividends and Distributions to Shareholders
From net investment income								(31,437)		(46,086)
					Total Dividends and Distributions			(31,437)		(46,086)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(264,862)		1,804
				Total increase (decrease) in net assets				(20,741)		40,187

Net Assets
Beginning of period								1,904,875		1,864,688
End of period (including undistributed net investment income as set forth below)								$ 1,884,134		$ 1,904,875
Undistributed (overdistributed) net investment income (loss)								$ 5,436		$ 24,972

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,278 $	271 $	95 $	3,958 $	405,324	$ 589	$ 776 $	1,588 $	1,031 $	3,876
Reinvested	415	40	6	746	29,015	40	191	307	221	451
Redeemed	(3,354)	(1,579)	(88)	(5,471)	(672,894)	(604)	(4,069)	(7,771)	(6,537)	(13,713)
Net Increase (Decrease)	$ (661) $	(1,268) $	13 $	(767) $ (238,555) $		25	$ (3,102) $	(5,876) $	(5,285) $	(9,386)
Shares:
Sold	240	29	10	426	41,238	63	83	164	110	416
Reinvested	45	4	–	82	3,161	5	21	33	24	49
Redeemed	(355)	(166)	(9)	(591)	(71,428)	(65)	(440)	(807)	(709)	(1,470)
Net Increase (Decrease)	(70)	(133)	1	(83)	(27,029)	3	(336)	(610)	(575)	(1,005)
Year Ended October 31, 2009
Dollars:
Sold	$ 4,702 $	534 $	178 $	7,339 $	245,245	$ 969	$ 1,786 $	3,522 $	3,877 $	7,529
Reinvested	535	35	6	1,232	41,374	72	340	1,012	493	973
Redeemed	(7,383)	(3,112)	(205)	(11,501)	(226,595)	(1,495)	(8,051)	(29,867)	(7,614)	(24,126)
Net Increase (Decrease)	$ (2,146) $	(2,543) $	(21) $	(2,930) $	60,024	$ (454) $	(5,925) $ (25,333) $		(3,244) $ (15,624)
Shares:
Sold	610	70	23	975	32,401	130	232	447	516	961
Reinvested	70	5	1	163	5,416	9	45	129	64	127
Redeemed	(997)	(407)	(29)	(1,558)	(30,552)	(196)	(1,075)	(3,590)	(1,019)	(2,953)
Net Increase (Decrease)	(317)	(332)	(5)	(420)	7,265	(57)	(798)	(3,014)	(439)	(1,865)

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (419) $	(40) $	(6) $	(747) $	(29,015) $	(40) $	(191) $	(307) $	(221) $	(451)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(419) $	(40) $	(6) $	(747) $	(29,015) $	(40) $	(191) $	(307) $	(221) $	(451)
Year Ended October 31, 2009
From net investment
income	$ (546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)

See accompanying notes.

68

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Blend Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 2,712	$ (32)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	57,364	(17,853)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	164,815	93,250
Net Increase (Decrease) in Net Assets Resulting from Operations	224,891	75,365

Dividends and Distributions to Shareholders
From net investment income	(5,794)	–
From net realized gain on investments	–	(32,308)
Total Dividends and Distributions	(5,794)	(32,308)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(135,790)	466,875
Redemption fees - Class A	–	1
Total increase (decrease) in net assets	83,307	509,933

Net Assets
Beginning of period	1,095,211	585,278
End of period (including undistributed net investment income as set forth below)	$ 1,178,518	$ 1,095,211
Undistributed (overdistributed) net investment income (loss)	$ (3,102)	$ (19)

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 31,757 $	1,511	$ 4,859	$ 12,127	$ 21,824	$ 339	$ 1,110	$ 2,116	$ 743	$ 7,389
Reinvested	1,565	–	19	423	3,166	4	11	43	38	113
Redeemed	(46,204)	(8,997)	(1,056)	(13,307)	(148,037)	(458)	(1,077)	(1,393)	(1,753)	(2,665)
Net Increase (Decrease)	$ (12,882) $	(7,486) $	3,822	$ (757) $ (123,047) $		(115) $	44	$ 766	$ (972) $	4,837
Shares:
Sold	2,725	134	430	1,072	1,889	31	94	189	64	646
Reinvested	138	–	2	38	278	–	1	4	3	10
Redeemed	(4,010)	(787)	(94)	(1,189)	(12,143)	(40)	(91)	(122)	(153)	(231)
Net Increase (Decrease)	(1,147)	(653)	338	(79)	(9,976)	(9)	4	71	(86)	425
Year Ended October 31, 2009
Dollars:
Sold	$ 41,456 $	3,703	$ 2,791	$ 17,690	$ 44,957	$ 921	$ 1,661	$ 4,193	$ 2,672	$ 5,958
Issued in acquisitions	36,812	10,845	3,912	–	368,602	–	–	–	–	–
Reinvested	19,297	1,897	201	7,197	443	55	139	420	303	629
Redeemed	(57,336)	(10,856)	(902)	(22,143)	(10,891)	(257)	(680)	(2,376)	(810)	(3,628)
Net Increase (Decrease)	$ 40,229 $	5,589	$ 6,002	$ 2,744	$ 403,111	$ 719	$ 1,120	$ 2,237	$ 2,165	$ 2,959
Shares:
Sold	4,579	407	310	2,021	4,760	106	182	457	293	660
Issued in acquisitions	3,375	1,014	368	–	33,427	–	–	–	–	–
Reinvested	2,345	233	25	901	53	7	17	51	36	76
Redeemed	(6,530)	(1,237)	(104)	(2,605)	(1,186)	(30)	(75)	(255)	(88)	(404)
Net Increase (Decrease)	3,769	417	599	317	37,054	83	124	253	241	332

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,606)	–	$ (24) $	(424) $	(3,531) $	(4) $	(11) $	(43) $	(38) $	(113)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (1,606) $		–	$ (24) $	(424) $	(3,531) $	(4) $	(11) $	(43) $	(38) $	(113)
Year Ended October 31, 2009
From net investment
income	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(19,722)	(1,941)	(215)	(7,204)	(1,678)	(55)	(141)	(420)	(303)	(629)
Total Dividends and Distributions $ (19,722) $		(1,941) $	(215) $	(7,204) $	(1,678) $	(55) $	(141) $	(420) $	(303) $	(629)

See accompanying notes.

69

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Growth Fund

								Period Ended	Year Ended
								April 30, 2010	October 31, 2009
Operations
Net investment income (loss)								$ (223)	$ (417)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								10,712	(12,315)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								9,126	17,799
		Net Increase (Decrease) in Net Assets Resulting from Operations						19,615	5,067

Dividends and Distributions to Shareholders
From net investment income								(5)	–
					Total Dividends and Distributions			(5)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions								5,336	29,086
				Total increase (decrease) in net assets				24,946	34,153

Net Assets
Beginning of period								83,441	49,288
End of period (including undistributed net investment income as set forth below)								$ 108,387	$ 83,441
Undistributed (overdistributed) net investment income (loss)								$ (228)	$ –

	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,211	$ 3,856	$ 168	$ 349	$ 1,113	$ 1,738	$ 20,181
Reinvested	–	2	–	–	–	–	–
Redeemed	(1,928)	(10,584)	(79)	(329)	(6,040)	(2,120)	(2,202)
Net Increase (Decrease)	$ (717) $	(6,726) $	89	$ 20	$ (4,927) $	(382) $	17,979
Shares:
Sold	209	635	28	58	182	289	3,231
Redeemed	(337)	(1,710)	(13)	(52)	(966)	(348)	(338)
Net Increase (Decrease)	(128)	(1,075)	15	6	(784)	(59)	2,893
Year Ended October 31, 2009
Dollars:
Sold	$ 2,764	$ 25,600	$ 585	$ 2,057	$ 8,984	$ 6,252	$ 9,778
Redeemed	(3,922)	(12,428)	(198)	(449)	(1,215)	(3,920)	(4,802)
Net Increase (Decrease)	$ (1,158) $	13,172	$ 387	$ 1,608	$ 7,769	$ 2,332	$ 4,976
Shares:
Sold	607	5,145	123	411	1,845	1,251	1,916
Redeemed	(866)	(2,500)	(39)	(89)	(229)	(756)	(896)
Net Increase (Decrease)	(259)	2,645	84	322	1,616	495	1,020

Distributions:
Period Ended April 30, 2010
From net investment
income	–	$ (5)	–	–	–	–	–
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ (5) $	–	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

70

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Growth Fund III

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ (1,239)		$ (2,177)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									56,135	(168,592)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									224,354	395,922
		Net Increase (Decrease) in Net Assets Resulting from Operations							279,250	225,153

Capital Share Transactions
Net increase (decrease) in capital share transactions									(12,577)	393,917
Redemption fees - Class J									–	1
				Total increase (decrease) in net assets					266,673	619,071

Net Assets
Beginning of period								1,148,889		529,818
End of period (including undistributed net investment income as set forth below)								$ 1,415,562		$ 1,148,889
Undistributed (overdistributed) net investment income (loss)								$ (1,239)		$ –

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 3,747	$ 197	$ 393	$ 4,178	$ 45,585	$ 743	$ 1,029	$ 2,774	$ 4,006	$ 9,187
Redeemed	(3,226)	(1,090)	(152)	(3,051)	(61,410)	(890)	(1,700)	(3,631)	(4,128)	(5,138)
Net Increase (Decrease)	$ 521	$ (893) $	241	$ 1,127	$ (15,825) $	(147) $	(671) $	(857) $	(122) $	4,049
Shares:
Sold	453	25	48	521	5,399	91	124	335	485	1,102
Redeemed	(396)	(136)	(19)	(391)	(7,340)	(113)	(215)	(433)	(493)	(637)
Net Increase (Decrease)	57	(111)	29	130	(1,941)	(22)	(91)	(98)	(8)	465
Year Ended October 31, 2009
Dollars:
Sold	$ 6,007	$ 668	$ 805	$ 5,071	$ 158,566	$ 1,040	$ 1,403	$ 3,854	$ 3,462	$ 6,010
Issued in acquisitions	1,401	–	169	–	313,277	2,352	2,652	6,653	4,937	5,701
Redeemed	(5,572)	(1,569)	(415)	(3,747)	(96,154)	(616)	(2,170)	(7,849)	(2,634)	(9,385)
Net Increase (Decrease)	$ 1,836	$ (901) $	559	$ 1,324	$ 375,689	$ 2,776	$ 1,885	$ 2,658	$ 5,765	$ 2,326
Shares:
Sold	969	111	124	825	27,173	169	228	620	539	945
Issued in acquisitions	295	–	36	–	55,882	432	510	1,157	904	942
Redeemed	(949)	(271)	(72)	(644)	(15,065)	(94)	(367)	(1,199)	(427)	(1,385)
Net Increase (Decrease)	315	(160)	88	181	67,990	507	371	578	1,016	502

Distributions:
Period Ended April 30, 2010
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

71

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap S&P 400 Index Fund

								Period Ended	Year Ended
								April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 1,356		$ 2,025
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								5,672	(4,207)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								56,420	39,028
		Net Increase (Decrease) in Net Assets Resulting from Operations						63,448	36,846

Dividends and Distributions to Shareholders
From net investment income								(2,408)	(2,266)
From net realized gain on investments								–	(9,635)
				Total Dividends and Distributions				(2,408)	(11,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions								26,700	54,596
				Total increase (decrease) in net assets				87,740	79,541

Net Assets
Beginning of period								245,326	165,785
End of period (including undistributed net investment income as set forth below)							$ 333,066		$ 245,326
Undistributed (overdistributed) net investment income (loss)							$ 494		$ 1,546

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 5,431 $	19,565	$ 1,410 $	2,840 $	6,282 $	5,187 $	10,961
Reinvested	222	657	36	121	325	253	794
Redeemed	(2,992)	(5,370)	(602)	(1,684)	(5,501)	(2,752)	(8,483)
Net Increase (Decrease)	$ 2,661 $	14,852	$ 844 $	1,277 $	1,106 $	2,688 $	3,272
Shares:
Sold	466	1,633	119	240	526	432	911
Reinvested	20	58	3	10	28	22	69
Redeemed	(261)	(463)	(54)	(143)	(461)	(237)	(736)
Net Increase (Decrease)	225	1,228	68	107	93	217	244
Year Ended October 31, 2009
Dollars:
Sold	$ 5,941 $	19,572	$ 2,212 $	4,099 $	8,976 $	9,182 $	26,673
Reinvested	1,688	2,742	262	959	2,002	1,222	3,018
Redeemed	(3,891)	(9,403)	(790)	(3,410)	(4,467)	(3,675)	(8,316)
Net Increase (Decrease)	$ 3,738 $	12,911	$ 1,684 $	1,648 $	6,511 $	6,729 $	21,375
Shares:
Sold	669	2,263	254	453	981	1,030	3,054
Reinvested	211	335	33	117	243	147	363
Redeemed	(459)	(1,062)	(89)	(369)	(504)	(422)	(960)
Net Increase (Decrease)	421	1,536	198	201	720	755	2,457

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (222) $	(657) $	(36) $	(121) $	(325) $	(253) $	(794)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (222) $	(657) $	(36) $	(121) $	(325) $	(253) $	(794)
Year Ended October 31, 2009
From net investment
income	$ (252) $	(668) $	(28) $	(111) $	(331) $	(247) $	(629)
From net realized gain on
investments	(1,436)	(2,082)	(234)	(848)	(1,671)	(975)	(2,389)
Total Dividends and
Distributions	$ (1,688) $	(2,750) $	(262) $	(959) $	(2,002) $	(1,222) $	(3,018)

See accompanying notes.

72

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Value Fund I

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 7,338	$ 8,989
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	83,446	(144,156)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	204,369	306,276
Net Increase (Decrease) in Net Assets Resulting from Operations	295,153	171,109

Dividends and Distributions to Shareholders
From net investment income	(11,333)	(9,947)
Total Dividends and Distributions	(11,333)	(9,947)

Capital Share Transactions
Net increase (decrease) in capital share transactions	29,053	340,554
Redemption fees - Class B	1	–
Total increase (decrease) in net assets	312,874	501,716

Net Assets
Beginning of period	1,166,774	665,058
End of period (including undistributed net investment income as set forth below)	$ 1,479,648	$ 1,166,774
Undistributed (overdistributed) net investment income (loss)	$ 2,455	$ 6,450

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,846	$ 316	$ 319	$ 4,072	$ 66,391	$ 1,004	$ 2,687	$ 3,777	$ 6,190	$ 13,868
Reinvested	49	4	5	294	10,289	24	87	218	154	208
Redeemed	(812)	(302)	(173)	(4,343)	(55,606)	(520)	(1,239)	(8,036)	(3,609)	(8,109)
Net Increase (Decrease)	$ 1,083	$ 18	$ 151	$ 23	$ 21,074	$ 508	$ 1,535	$ (4,041) $	2,735	$ 5,967
Shares:
Sold	164	28	29	365	5,960	92	247	345	579	1,279
Reinvested	5	–	–	28	971	2	8	21	15	20
Redeemed	(76)	(27)	(16)	(399)	(5,190)	(47)	(113)	(749)	(331)	(778)
Net Increase (Decrease)	93	1	13	(6)	1,741	47	142	(383)	263	521
Year Ended October 31, 2009
Dollars:
Sold	$ 576	$ 134	$ 254	$ 2,513	$ 150,730	$ 1,752	$ 2,530	$ 9,715	$ 4,470	$ 11,618
Issued in acquisitions	4,847	877	760	39,353	160,499	703	6,720	11,451	5,811	6,679
Reinvested	–	–	–	–	9,574	15	40	90	101	127
Redeemed	(429)	(129)	(83)	(3,527)	(72,007)	(494)	(1,580)	(3,961)	(3,602)	(5,573)
Net Increase (Decrease)	$ 4,994	$ 882	$ 931	$ 38,339	$ 248,796	$ 1,976	$ 7,710	$ 17,295	$ 6,780	$ 12,851
Shares:
Sold	63	15	28	281	18,984	210	309	1,169	536	1,349
Issued in acquisitions	604	110	95	4,911	19,977	88	847	1,434	726	833
Reinvested	–	–	–	–	1,231	2	5	12	13	16
Redeemed	(46)	(14)	(9)	(390)	(8,781)	(61)	(180)	(470)	(400)	(676)
Net Increase (Decrease)	621	111	114	4,802	31,411	239	981	2,145	875	1,522

Distributions:
Period Ended April 30, 2010
From net investment income $	(50) $	(4) $	(5) $	(294) $	(10,289) $	(24) $	(87) $	(218) $	(154) $	(208)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(50) $	(4) $	(5) $	(294) $	(10,289) $	(24) $	(87) $	(218) $	(154) $	(208)
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ –	$ (9,574) $	(15) $	(40) $	(90) $	(101) $	(127)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (9,574) $	(15) $	(40) $	(90) $	(101) $	(127)

See accompanying notes.

73

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Value Fund III

								Period Ended	Year Ended
								April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 523		$ 1,196
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								7,213	(17,346)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								12,153	24,908
		Net Increase (Decrease) in Net Assets Resulting from Operations						19,889	8,758

Dividends and Distributions to Shareholders
From net investment income								(1,162)	(1,328)
				Total Dividends and Distributions				(1,162)	(1,328)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(6,079)	(2,438)
				Total increase (decrease) in net assets				12,648	4,992

Net Assets
Beginning of period								86,203	81,211
End of period (including undistributed net investment income as set forth below)							$ 98,851		$ 86,203
Undistributed (overdistributed) net investment income (loss)							$ 195		$ 834

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,273 $	35	$ 108 $	203 $	332 $	133 $	1,274
Reinvested	1,009	2	6	20	18	17	89
Redeemed	(5,502)	(1)	(20)	(277)	(154)	(543)	(5,101)
Net Increase (Decrease)	$ (2,220) $	36	$ 94 $	(54) $	196 $	(393) $	(3,738)
Shares:
Sold	216	3	10	20	32	13	122
Reinvested	101	–	1	2	2	2	9
Redeemed	(534)	–	(2)	(28)	(15)	(55)	(514)
Net Increase (Decrease)	(217)	3	9	(6)	19	(40)	(383)
Year Ended October 31, 2009
Dollars:
Sold	$ 3,156 $	98	$ 211 $	438 $	474 $	448 $	6,870
Reinvested	1,141	–	4	13	20	33	117
Redeemed	(9,957)	(3)	(99)	(232)	(656)	(975)	(3,539)
Net Increase (Decrease)	$ (5,660) $	95	$ 116 $	219 $	(162) $	(494) $	3,448
Shares:
Sold	394	12	26	53	60	57	784
Reinvested	149	–	–	1	2	4	15
Redeemed	(1,297)	(1)	(12)	(28)	(86)	(120)	(439)
Net Increase (Decrease)	(754)	11	14	26	(24)	(59)	360

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,010) $	(2) $	(6) $	(20) $	(18) $	(17) $	(89)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,010) $	(2) $	(6) $	(20) $	(18) $	(17) $	(89)
Year Ended October 31, 2009
From net investment
income	$ (1,141) $	–	$ (4) $	(13) $	(20) $	(33) $	(117)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,141) $	–	$ (4) $	(13) $	(20) $	(33) $	(117)
See accompanying notes.

74

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Money Market Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ –		$ 12,272
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									654		(54)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
		Net Increase (Decrease) in Net Assets Resulting from Operations							654		12,218

Dividends and Distributions to Shareholders
From net investment income									–	(12,272)
					Total Dividends and Distributions				–	(12,272)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(938,828)		(458,474)
				Total increase (decrease) in net assets				(938,174)		(458,528)

Net Assets
Beginning of period								2,350,062		2,808,590
End of period (including undistributed net investment income as set forth below)								$ 1,411,888		$ 2,350,062
Undistributed (overdistributed) net investment income (loss)								$ –		$ –

	Class A	Class B	Class C	Class J	Class S(a) Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 234,875	$ 5,656 $	5,954 $	60,797 $	6,506	$ 99,128	$ 1,308 $	5,699	$ 12,365 $	6,840	$ 36,139
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(332,224)	(25,723)	(14,124)	(107,931)	(767,986)	(220,176)	(1,686)	(6,035)	(22,195)	(10,417)	(40,507)
Net Increase (Decrease)	$ (95,822) $ (20,067) $		(7,644) $	(30,840) $ (761,480) $		(11,538) $	(368) $	4,987	$ (8,769) $	(3,569) $	(3,718)
Shares:
Sold	234,875	5,656	5,954	60,797	6,506	99,128	1,308	5,699	12,365	6,840	36,139
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(332,224)	(25,723)	(14,124)	(107,931)	(767,986)	(220,176)	(1,686)	(6,035)	(22,195)	(10,417)	(40,507)
Net Increase (Decrease)	(95,822)	(20,067)	(7,644)	(30,840)	(761,480)	(11,538)	(368)	4,987	(8,769)	(3,569)	(3,718)
Year Ended October 31, 2009
Dollars:
Sold	$ 659,720	$ 60,716 $	50,539 $ 227,413 $ 396,802			$ 306,339	$ 18,105 $	23,928	$ 77,071 $	67,269	$ 124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)
Net Increase (Decrease)	$ (138,649) $ (20,626) $		(12,217) $	(9,035) $ (191,591) $		(45,069) $	(1,147) $	(8,076) $	(17,295) $	(4,607) $	(10,162)
Shares:
Sold	659,720	60,716	50,539	227,413	396,802	306,339	18,105	23,928	77,071	67,269	124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)
Net Increase (Decrease)	(138,649)	(20,626)	(12,217)	(9,035)	(191,591)	(45,069)	(1,147)	(8,076)	(17,295)	(4,607)	(10,162)

Distributions:
Period Ended April 30, 2010
From net investment
income	$ –	$ – $	– $	–	–	$ –	$ – $	–	$ – $	–	$ –
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ –	$ – $	– $	–	–	$ –	$ – $	–	$ – $	–	$ –
Year Ended October 31, 2009
From net investment
income	$ (3,828) $	(155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (3,828) $	(155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)

(a) Class S shares discontinued operations on November 23, 2009.

See accompanying notes.

75

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Preferred Securities Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 82,386	$ 137,487
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	24,089	(62,021)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	165,636	611,107
Net Increase (Decrease) in Net Assets Resulting from Operations	272,111	686,573

Dividends and Distributions to Shareholders
From net investment income	(86,681)	(137,851)
Total Dividends and Distributions	(86,681)	(137,851)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(80,953)	625,983
Redemption fees - Class A	2	19
Redemption fees - Class C	–	5
Redemption fees - Class J	2	–
Total increase (decrease) in net assets	104,481	1,174,729

Net Assets
Beginning of period	2,412,075	1,237,346
End of period (including undistributed net investment income as set forth below)	$ 2,516,556	$ 2,412,075
Undistributed (overdistributed) net investment income (loss)	$ (3,316)	$ 979

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 223,752	$ 106,484	$ 4,081	$ 202,002	$ 177	$ 603	$ 385	$ 225	$ 1,095
Reinvested	15,758	6,609	801	41,944	42	43	56	73	28
Redeemed	(222,507)	(58,085)	(3,865)	(396,805)	(163)	(1,030)	(390)	(695)	(1,571)
Net Increase (Decrease)	$ 17,003	$ 55,008	$ 1,017	$ (152,859) $	56	$ (384) $	51	$ (397) $	(448)
Shares:
Sold	24,040	11,469	446	21,605	19	65	41	25	118
Reinvested	1,700	713	88	4,549	5	5	6	8	3
Redeemed	(23,864)	(6,265)	(422)	(42,745)	(18)	(109)	(43)	(76)	(172)
Net Increase (Decrease)	1,876	5,917	112	(16,591)	6	(39)	4	(43)	(51)
Year Ended October 31, 2009
Dollars:
Sold	$ 545,622	$ 278,167	$ 4,348	$ 282,648	$ 590	$ 557	$ 324	$ 422	$ 1,405
Reinvested	19,513	7,773	1,308	83,074	62	55	118	144	44
Redeemed	(229,958)	(60,686)	(4,159)	(302,429)	(230)	(428)	(751)	(540)	(1,010)
Net Increase (Decrease)	$ 335,177	$ 225,254	$ 1,497	$ 63,293	$ 422	$ 184	$ (309) $	26	$ 439
Shares:
Sold	76,300	38,769	560	40,879	80	75	45	57	172
Reinvested	2,640	1,048	187	11,766	9	8	17	20	6
Redeemed	(32,041)	(8,415)	(615)	(44,442)	(34)	(64)	(103)	(83)	(127)
Net Increase (Decrease)	46,899	31,402	132	8,203	55	19	(41)	(6)	51

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (24,794) $	(14,910) $	(801) $	(45,934) $	(42) $	(43) $	(56) $	(73) $	(28)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (24,794) $	(14,910) $	(801) $	(45,934) $	(42) $	(43) $	(56) $	(73) $	(28)
Year Ended October 31, 2009
From net investment
income	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)

See accompanying notes.

76

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal Capital Appreciation Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 3,623	$ 6,083
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	34,608	13,895
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	104,953	72,730
Net Increase (Decrease) in Net Assets Resulting from Operations	143,184	92,708

Dividends and Distributions to Shareholders
From net investment income	(5,788)	(7,102)
From net realized gain on investments	(6,037)	(44,445)
Total Dividends and Distributions	(11,825)	(51,547)

Capital Share Transactions
Net increase (decrease) in capital share transactions	6,407	(63,061)
Redemption fees - Class A	1	1
Total increase (decrease) in net assets	137,767	(21,899)

Net Assets
Beginning of period	881,892	903,791
End of period (including undistributed net investment income as set forth below)	$ 1,019,659	$ 881,892
Undistributed (overdistributed) net investment income (loss)	$ 3,065	$ 5,230

	Class A	Class B	Class C Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 41,108 $	1,611 $	3,656	$ 45,238	$ 10	$ 10	$ 10	$ 10	$ 10
Reinvested	4,116	566	115	6,549	–	–	–	–	–
Redeemed	(49,097)	(17,635)	(2,142)	(27,728)	–	–	–	–	–
Net Increase (Decrease)	$ (3,873) $ (15,458) $		1,629	$ 24,059	$ 10	$ 10	$ 10	$ 10	$ 10
Shares:
Sold	1,156	54	122	1,227	–	–	–	–	–
Reinvested	119	19	4	188	–	–	–	–	–
Redeemed	(1,393)	(576)	(71)	(785)	–	–	–	–	–
Net Increase (Decrease)	(118)	(503)	55	630	–	–	–	–	–
Year Ended October 31, 2009
Dollars:
Sold	$ 32,183 $	5,203 $	5,391	$ 9,219	N/A	N/A	N/A	N/A	N/A
Reinvested	19,140	4,632	645	24,796	N/A	N/A	N/A	N/A	N/A
Redeemed	(83,046)	(24,170)	(3,505)	(53,549)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	$ (31,723) $ (14,335) $		2,531	$ (19,534)	N/A	N/A	N/A	N/A	N/A
Shares:
Sold	1,124	214	209	321	N/A	N/A	N/A	N/A	N/A
Reinvested	702	198	28	899	N/A	N/A	N/A	N/A	N/A
Redeemed	(2,981)	(1,013)	(151)	(1,890)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	(1,155)	(601)	86	(670)	N/A	N/A	N/A	N/A	N/A

Distributions:
Period Ended April 30, 2010
From net investment income $	(1,960)	–	–	$ (3,828)	–	–	–	–	–
From net realized gain on
investments	(2,559)	(627)	(127)	(2,724)	–	–	–	–	–
Total Dividends and Distributions $	(4,519) $	(627) $	(127) $	(6,552)	–	–	–	–	–
Year Ended October 31, 2009
From net investment income $	(2,125)	–	–	$ (4,977)	N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	(18,790)	(5,122)	(714)	(19,819)	N/A	N/A	N/A	N/A	N/A
Total Dividends and Distributions $ (20,915) $		(5,122) $	(714) $	(24,796)	N/A	N/A	N/A	N/A	N/A

See accompanying notes.

77

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2010 Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 35,586	$ 42,268
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(68,952)	(81,885)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	219,837	253,629
Net Increase (Decrease) in Net Assets Resulting from Operations	186,471	214,012

Dividends and Distributions to Shareholders
From net investment income	(50,866)	(52,124)
From net realized gain on investments	–	(45,044)
Total Dividends and Distributions	(50,866)	(97,168)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(2,874)	142,629
Redemption fees - Class A	–	1
Redemption fees - Class J	1	4
Total increase (decrease) in net assets	132,732	259,478

Net Assets
Beginning of period	1,641,429	1,381,951
End of period (including undistributed net investment income as set forth below)	$ 1,774,161	$ 1,641,429
Undistributed (overdistributed) net investment income (loss)	$ 6,465	$ 21,745

	Class A Class C(a) Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 4,653	N/A	$ 15,342 $	53,707	$ 2,694	$ 3,178	$ 12,264	$ 8,854	$ 12,746
Reinvested	934	N/A	5,405	33,177	563	999	2,653	2,073	5,050
Redeemed	(3,265)	N/A	(21,526)	(81,812)	(1,870)	(7,341)	(11,278)	(10,180)	(29,894)
Net Increase (Decrease)	$ 2,322	N/A	$ (779) $	5,072	$ 1,387	$ (3,164) $	3,639	$ 747	$ (12,098)
Shares:
Sold	446	N/A	1,495	5,260	264	310	1,210	873	1,247
Reinvested	92	N/A	539	3,298	56	100	266	207	503
Redeemed	(315)	N/A	(2,099)	(7,997)	(183)	(722)	(1,110)	(1,004)	(2,950)
Net Increase (Decrease)	223	N/A	(65)	561	137	(312)	366	76	(1,200)
Year Ended October 31, 2009
Dollars:
Sold	$ 9,315	$ 822	$ 23,802 $	176,956	$ 6,923	$ 8,232	$ 20,990	$ 26,100	$ 31,004
Reinvested	1,800	212	11,872	61,397	1,132	2,389	5,292	3,468	9,566
Redeemed	(8,664)	(4,745)	(42,196)	(134,734)	(4,622)	(9,546)	(15,604)	(13,162)	(25,370)
Net Increase (Decrease)	$ 2,451	$ (3,711) $	(6,522) $	103,619	$ 3,433	$ 1,075	$ 10,678	$ 16,406	$ 15,200
Shares:
Sold	1,070	98	2,753	21,530	817	960	2,450	3,043	3,569
Reinvested	214	25	1,424	7,341	136	288	638	417	1,148
Redeemed	(1,012)	(543)	(5,060)	(16,634)	(537)	(1,102)	(1,867)	(1,518)	(3,060)
Net Increase (Decrease)	272	(420)	(883)	12,237	416	146	1,221	1,942	1,657

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (946)	N/A	$ (5,405) $	(33,177) $	(563) $	(999) $	(2,653) $	(2,073) $	(5,050)
From net realized gain on
investments	–	N/A	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (946)	N/A	$ (5,405) $	(33,177) $	(563) $	(999) $	(2,653) $	(2,073) $	(5,050)
Year Ended October 31, 2009
From net investment
income	$ (945) $	(93) $	(6,026) $	(33,741) $	(558) $	(1,158) $	(2,684) $	(1,813) $	(5,106)
From net realized gain on
investments	(873)	(125)	(5,862)	(27,656)	(574)	(1,231)	(2,608)	(1,655)	(4,460)
Total Dividends and
Distributions	$ (1,818) $	(218) $	(11,888) $	(61,397) $	(1,132) $	(2,389) $	(5,292) $	(3,468) $	(9,566)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

78

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2015 Fund

							Period Ended	Year Ended
							April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 6,797	$ 3,129
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							5,500	(118)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							31,056	46,956
		Net Increase (Decrease) in Net Assets Resulting from Operations					43,353	49,967

Dividends and Distributions to Shareholders
From net investment income							(7,722)	(1,445)
				Total Dividends and Distributions			(7,722)	(1,445)

Capital Share Transactions
Net increase (decrease) in capital share transactions							96,191	212,756
				Total increase (decrease) in net assets			131,822	261,278

Net Assets
Beginning of period							314,512	53,234
End of period (including undistributed net investment income as set forth below)							$ 446,334	$ 314,512
Undistributed (overdistributed) net investment income (loss)							$ 1,024	$ 1,949

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 84,733	$ 3,590 $	2,397	$ 5,659	$ 8,067	$ 6,199
Reinvested	5,723	174	166	471	622	566
Redeemed	(14,988)	(1,242)	(385)	(3,034)	(1,499)	(1,028)
Net Increase (Decrease)	$ 75,468	$ 2,522 $	2,178	$ 3,096	$ 7,190	$ 5,737
Shares:
Sold	9,580	406	271	644	911	694
Reinvested	653	20	19	54	71	65
Redeemed	(1,679)	(138)	(44)	(340)	(169)	(116)
Net Increase (Decrease)	8,554	288	246	358	813	643
Year Ended October 31, 2009
Dollars:
Sold	$ 181,449	$ 6,264 $	6,238	$ 15,388	$ 22,400	$ 16,904
Reinvested	781	47	52	174	173	218
Redeemed	(21,877)	(641)	(1,141)	(4,652)	(4,136)	(4,885)
Net Increase (Decrease)	$ 160,353	$ 5,670 $	5,149	$ 10,910	$ 18,437	$ 12,237
Shares:
Sold	25,547	875	850	2,153	3,163	2,362
Reinvested	108	7	7	24	24	30
Redeemed	(2,812)	(96)	(165)	(647)	(607)	(712)
Net Increase (Decrease)	22,843	786	692	1,530	2,580	1,680

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (5,723) $	(174) $	(166) $	(471) $	(622) $	(566)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (5,723) $	(174) $	(166) $	(471) $	(622) $	(566)
Year Ended October 31, 2009
From net investment
income	$ (781) $	(47) $	(52) $	(174) $	(173) $	(218)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (781) $	(47) $	(52) $	(174) $	(173) $	(218)

See accompanying notes.

79

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2020 Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 84,253	$ 90,860
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(106,505)	(70,892)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	541,292	539,486
Net Increase (Decrease) in Net Assets Resulting from Operations	519,040	559,454

Dividends and Distributions to Shareholders
From net investment income	(111,134)	(94,501)
From net realized gain on investments	–	(119,088)
Total Dividends and Distributions	(111,134)	(213,589)

Capital Share Transactions
Net increase (decrease) in capital share transactions	198,534	673,817
Redemption fees - Class A	–	1
Redemption fees - Class B	–	1
Redemption fees - Class J	1	8
Total increase (decrease) in net assets	606,441	1,019,692

Net Assets
Beginning of period	4,050,647	3,030,955
End of period (including undistributed net investment income as set forth below)	$ 4,657,088	$ 4,050,647
Undistributed (overdistributed) net investment income (loss)	$ 10,052	$ 36,933

	Class A Class B Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 10,200	$ 643	N/A	$ 52,068	$ 186,740	$ 6,867	$ 8,277	$ 19,714	$ 29,415	$ 33,982
Reinvested	1,707	148	N/A	11,628	75,053	1,138	2,108	5,205	4,437	9,690
Redeemed	(6,489)	(635)	N/A	(36,947)	(141,206)	(3,054)	(10,673)	(20,101)	(15,239)	(26,142)
Net Increase (Decrease)	$ 5,418	$ 156	N/A	$ 26,749	$ 120,587	$ 4,951	$ (288) $	4,818	$ 18,613	$ 17,530
Shares:
Sold	960	61	N/A	4,926	17,701	651	784	1,871	2,814	3,225
Reinvested	163	14	N/A	1,122	7,231	110	204	504	430	936
Redeemed	(609)	(59)	N/A	(3,497)	(13,478)	(287)	(1,037)	(1,921)	(1,457)	(2,497)
Net Increase (Decrease)	514	16	N/A	2,551	11,454	474	(49)	454	1,787	1,664
Year Ended October 31, 2009
Dollars:
Sold	$ 18,872	$ 1,650 $	999	$ 71,503	$ 545,651	$ 12,185	$ 17,051	$ 45,337	$ 52,026	$ 67,828
Reinvested	3,241	405	302	26,481	139,365	2,307	4,923	10,798	7,584	18,091
Redeemed	(10,404)	(1,881)	(6,626)	(78,005)	(191,155)	(3,860)	(14,563)	(22,218)	(17,847)	(26,223)
Net Increase (Decrease)	$ 11,709	$ 174 $	(5,325) $ 19,979		$ 493,861	$ 10,632	$ 7,411	$ 33,917	$ 41,763	$ 59,696
Shares:
Sold	2,195	189	122	8,197	64,545	1,430	1,985	5,299	5,965	7,870
Reinvested	385	48	36	3,170	16,618	277	593	1,297	909	2,165
Redeemed	(1,225)	(218)	(758)	(9,291)	(23,764)	(450)	(1,616)	(2,458)	(2,002)	(3,233)
Net Increase (Decrease)	1,355	19	(600)	2,076	57,399	1,257	962	4,138	4,872	6,802

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,722) $	(152)	N/A	$ (11,629) $	(75,053) $	(1,138) $	(2,108) $	(5,205) $	(4,437) $	(9,690)
From net realized gain on
investments	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,722) $	(152)	N/A	$ (11,629) $	(75,053) $	(1,138) $	(2,108) $	(5,205) $	(4,437) $	(9,690)
Year Ended October 31, 2009
From net investment
income	$ (1,381) $	(136) $	(100) $ (10,757) $		(63,895) $	(875) $	(1,853) $	(4,404) $	(3,204) $	(7,896)
From net realized gain on
investments	(1,913)	(292)	(205)	(15,737)	(75,470)	(1,432)	(3,070)	(6,394)	(4,380)	(10,195)
Total Dividends and
Distributions	$ (3,294) $	(428) $	(305) $ (26,494) $ (139,365) $			(2,307) $	(4,923) $ (10,798) $		(7,584) $ (18,091)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

80

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2025 Fund

							Period Ended	Year Ended
							April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 6,889	$ 2,743
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							6,081	(8)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							36,617	51,451
		Net Increase (Decrease) in Net Assets Resulting from Operations					49,587	54,186

Dividends and Distributions to Shareholders
From net investment income							(7,567)	(1,566)
				Total Dividends and Distributions			(7,567)	(1,566)

Capital Share Transactions
Net increase (decrease) in capital share transactions							122,086	216,920
				Total increase (decrease) in net assets			164,106	269,540

Net Assets
Beginning of period							327,548	58,008
End of period (including undistributed net investment income as set forth below)							$ 491,654	$ 327,548
Undistributed (overdistributed) net investment income (loss)							$ 696	$ 1,374

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 95,914	$ 3,689 $	3,872 $	9,414	$ 9,881	$ 7,282
Reinvested	5,544	165	138	508	496	716
Redeemed	(10,307)	(987)	(753)	(996)	(1,457)	(1,033)
Net Increase (Decrease)	$ 91,151	$ 2,867 $	3,257 $	8,926	$ 8,920	$ 6,965
Shares:
Sold	11,119	425	448	1,086	1,146	840
Reinvested	648	19	16	59	58	84
Redeemed	(1,180)	(112)	(87)	(121)	(170)	(120)
Net Increase (Decrease)	10,587	332	377	1,024	1,034	804
Year Ended October 31, 2009
Dollars:
Sold	$ 180,040	$ 5,618 $	5,652 $	13,778	$ 18,538	$ 16,448
Reinvested	802	48	48	198	140	330
Redeemed	(13,430)	(248)	(877)	(2,381)	(4,089)	(3,695)
Net Increase (Decrease)	$ 167,412	$ 5,418 $	4,823 $	11,595	$ 14,589	$ 13,083
Shares:
Sold	26,511	816	820	2,015	2,715	2,360
Reinvested	116	7	7	29	20	48
Redeemed	(1,810)	(35)	(128)	(329)	(580)	(572)
Net Increase (Decrease)	24,817	788	699	1,715	2,155	1,836

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (5,544) $	(165) $	(138) $	(508) $	(496) $	(716)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (5,544) $	(165) $	(138) $	(508) $	(496) $	(716)
Year Ended October 31, 2009
From net investment
income	$ (802) $	(48) $	(48) $	(198) $	(140) $	(330)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (802) $	(48) $	(48) $	(198) $	(140) $	(330)

See accompanying notes.

81

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2030 Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 72,235	$ 69,249
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(87,196)	(42,546)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	510,750	476,944
Net Increase (Decrease) in Net Assets Resulting from Operations	495,789	503,647

Dividends and Distributions to Shareholders
From net investment income	(87,744)	(68,936)
From net realized gain on investments	–	(105,596)
Total Dividends and Distributions	(87,744)	(174,532)

Capital Share Transactions
Net increase (decrease) in capital share transactions	145,231	664,737
Redemption fees - Class A	–	4
Redemption fees - Class J	1	3
Total increase (decrease) in net assets	553,277	993,859

Net Assets
Beginning of period	3,593,923	2,600,064
End of period (including undistributed net investment income as set forth below)	$ 4,147,200	$ 3,593,923
Undistributed (overdistributed) net investment income (loss)	$ 4,732	$ 20,241

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

82

	Class A Class B Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 7,101	$ 272	N/A	$ 54,489	$ 158,435	$ 6,983	$ 6,477	$ 19,847	$ 25,407	$ 33,866
Reinvested	1,109	113	N/A	8,970	59,784	801	1,700	4,211	3,458	7,579
Redeemed	(5,247)	(508)	N/A	(26,906)	(150,353)	(1,719)	(10,623)	(17,055)	(15,194)	(27,766)
Net Increase (Decrease)	$ 2,963	$ (123)	N/A	$ 36,553	$ 67,866	$ 6,065	$ (2,446) $	7,003	$ 13,671	$ 13,679
Shares:
Sold	678	27	N/A	5,240	15,297	673	625	1,910	2,430	3,265
Reinvested	108	11	N/A	878	5,855	79	167	413	331	742
Redeemed	(503)	(49)	N/A	(2,588)	(14,575)	(164)	(1,042)	(1,651)	(1,428)	(2,687)
Net Increase (Decrease)	283	(11)	N/A	3,530	6,577	588	(250)	672	1,333	1,320
Year Ended October 31, 2009
Dollars:
Sold	$ 17,520	$ 1,308 $	880	$ 69,133	$ 425,100	$ 11,597	$ 16,852	$ 41,222	$ 46,488	$ 74,802
Reinvested	2,078	323	293	20,958	115,541	1,698	4,015	8,899	6,490	14,171
Redeemed	(7,908)	(1,040)	(6,714)	(54,873)	(83,248)	(3,194)	(8,027)	(15,825)	(17,259)	(16,543)
Net Increase (Decrease)	$ 11,690	$ 591 $	(5,541) $	35,218	$ 457,393	$ 10,101	$ 12,840	$ 34,296	$ 35,719	$ 72,430
Shares:
Sold	2,090	156	112	8,109	51,452	1,392	2,034	4,964	5,386	9,049
Reinvested	255	40	36	2,592	14,239	211	499	1,100	784	1,748
Redeemed	(946)	(128)	(777)	(6,709)	(10,046)	(378)	(921)	(1,833)	(1,915)	(2,023)
Net Increase (Decrease)	1,399	68	(629)	3,992	55,645	1,225	1,612	4,231	4,255	8,774

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,125) $	(114)	N/A	$ (8,972) $	(59,784) $	(801) $	(1,700) $	(4,211) $	(3,458) $	(7,579)
From net realized gain on
investments	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,125) $	(114)	N/A	$ (8,972) $	(59,784) $	(801) $	(1,700) $	(4,211) $	(3,458) $	(7,579)
Year Ended October 31, 2009
From net investment
income	$ (786) $	(81) $	(78) $	(7,366) $	(47,705) $	(555) $	(1,282) $	(3,152) $	(2,355) $	(5,576)
From net realized gain on
investments	(1,331)	(249)	(226)	(13,601)	(67,836)	(1,143)	(2,733)	(5,747)	(4,135)	(8,595)
Total Dividends and
Distributions	$ (2,117) $	(330) $	(304) $ (20,967) $ (115,541) $			(1,698) $	(4,015) $	(8,899) $	(6,490) $ (14,171)

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2035 Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 4,011	$ 1,272
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	4,168	39
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	24,346	32,545
Net Increase (Decrease) in Net Assets Resulting from Operations	32,525	33,856

Dividends and Distributions to Shareholders
From net investment income	(4,247)	(906)
Total Dividends and Distributions	(4,247)	(906)

Capital Share Transactions
Net increase (decrease) in capital share transactions	79,645	136,016
Total increase (decrease) in net assets	107,923	168,966

Net Assets
Beginning of period	205,113	36,147
End of period (including undistributed net investment income as set forth below)	$ 313,036	$ 205,113
Undistributed (overdistributed) net investment income (loss)	$ 179	$ 415

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 62,086	$ 2,704 $	1,810 $	6,639	$ 7,774	$ 3,726
Reinvested	3,090	104	65	354	286	348
Redeemed	(7,162)	(482)	(181)	(341)	(569)	(606)
Net Increase (Decrease)	$ 58,014	$ 2,326 $	1,694 $	6,652	$ 7,491	$ 3,468
Shares:
Sold	7,288	315	213	775	919	434
Reinvested	365	12	8	42	34	41
Redeemed	(826)	(56)	(22)	(40)	(66)	(70)
Net Increase (Decrease)	6,827	271	199	777	887	405
Year Ended October 31, 2009
Dollars:
Sold	$ 110,044	$ 4,423 $	2,597 $	10,086	$ 11,264	$ 10,160
Reinvested	424	33	15	161	123	150
Redeemed	(6,122)	(85)	(320)	(1,129)	(4,168)	(1,640)
Net Increase (Decrease)	$ 104,346	$ 4,371 $	2,292 $	9,118	$ 7,219	$ 8,670
Shares:
Sold	16,516	658	391	1,481	1,673	1,487
Reinvested	63	5	2	24	18	22
Redeemed	(840)	(12)	(47)	(160)	(583)	(257)
Net Increase (Decrease)	15,739	651	346	1,345	1,108	1,252

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (3,090) $	(104) $	(65) $	(354) $	(286) $	(348)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (3,090) $	(104) $	(65) $	(354) $	(286) $	(348)
Year Ended October 31, 2009
From net investment
income	$ (424) $	(33) $	(15) $	(161) $	(123) $	(150)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (424) $	(33) $	(15) $	(161) $	(123) $	(150)

See accompanying notes.

83

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2040 Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 38,902	$ 32,773
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(46,723)	(6,927)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	298,733	261,794
Net Increase (Decrease) in Net Assets Resulting from Operations	290,912	287,640

Dividends and Distributions to Shareholders
From net investment income	(43,949)	(31,654)
From net realized gain on investments	–	(53,692)
Total Dividends and Distributions	(43,949)	(85,346)

Capital Share Transactions
Net increase (decrease) in capital share transactions	120,291	469,910
Redemption fees - Class A	–	1
Redemption fees - Class J	–	1
Total increase (decrease) in net assets	367,254	672,206

Net Assets
Beginning of period	2,038,126	1,365,920
End of period (including undistributed net investment income as set forth below)	$ 2,405,380	$ 2,038,126
Undistributed (overdistributed) net investment income (loss)	$ 752	$ 5,799

	Class A Class B Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 4,193	$ 220	N/A	$ 28,705	$ 117,080	$ 4,459	$ 5,436	$ 12,300	$ 16,624	$ 29,921
Reinvested	602	69	N/A	3,427	31,432	428	788	1,944	1,733	3,523
Redeemed	(2,642)	(443)	N/A	(13,762)	(88,614)	(677)	(5,666)	(7,605)	(14,020)	(9,164)
Net Increase (Decrease)	$ 2,153	$ (154)	N/A	$ 18,370	$ 59,898	$ 4,210	$ 558	$ 6,639	$ 4,337	$ 24,280
Shares:
Sold	404	22	N/A	2,741	11,169	428	521	1,182	1,617	2,855
Reinvested	59	7	N/A	333	3,043	42	77	189	169	342
Redeemed	(254)	(43)	N/A	(1,314)	(8,554)	(64)	(554)	(731)	(1,347)	(887)
Net Increase (Decrease)	209	(14)	N/A	1,760	5,658	406	44	640	439	2,310
Year Ended October 31, 2009
Dollars:
Sold	$ 10,235	$ 703 $	483	$ 32,327	$ 313,558	$ 8,589	$ 10,763	$ 28,332	$ 30,918	$ 47,924
Reinvested	1,179	234	115	8,436	59,500	879	1,764	4,134	2,995	6,100
Redeemed	(4,050)	(719)	(2,934)	(21,579)	(45,988)	(1,707)	(2,896)	(8,833)	(5,954)	(4,598)
Net Increase (Decrease)	$ 7,364	$ 218 $	(2,336) $	19,184	$ 327,070	$ 7,761	$ 9,631	$ 23,633	$ 27,959	$ 49,426
Shares:
Sold	1,233	87	62	3,808	37,888	1,031	1,305	3,448	3,693	5,785
Reinvested	147	29	14	1,044	7,317	109	219	513	371	752
Redeemed	(496)	(87)	(342)	(2,598)	(5,190)	(203)	(332)	(963)	(660)	(555)
Net Increase (Decrease)	884	29	(266)	2,254	40,015	937	1,192	2,998	3,404	5,982

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (604) $	(70)	N/A	$ (3,427) $	(31,432) $	(428) $	(788) $	(1,944) $	(1,733) $	(3,523)
From net realized gain on
investments	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions $	(604) $	(70)	N/A	$ (3,427) $	(31,432) $	(428) $	(788) $	(1,944) $	(1,733) $	(3,523)
Year Ended October 31, 2009
From net investment
income	$ (404) $	(50) $	(25) $	(2,618) $	(23,186) $	(254) $	(502) $	(1,350) $	(1,047) $	(2,218)
From net realized gain on
investments	(782)	(186)	(91)	(5,818)	(36,314)	(625)	(1,262)	(2,784)	(1,948)	(3,882)
Total Dividends and Distributions $	(1,186) $	(236) $	(116) $	(8,436) $	(59,500) $	(879) $	(1,764) $	(4,134) $	(2,995) $	(6,100)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

84

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2045 Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 1,563	$ 387
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	1,965	19
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	10,130	12,910
Net Increase (Decrease) in Net Assets Resulting from Operations	13,658	13,316

Dividends and Distributions to Shareholders
From net investment income	(1,616)	(353)
Total Dividends and Distributions	(1,616)	(353)

Capital Share Transactions
Net increase (decrease) in capital share transactions	39,668	55,173
Total increase (decrease) in net assets	51,710	68,136

Net Assets
Beginning of period	81,619	13,483
End of period (including undistributed net investment income as set forth below)	$ 133,329	$ 81,619
Undistributed (overdistributed) net investment income (loss)	$ (16)	$ 37

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 29,941 $	1,834 $	931 $	4,213 $	3,482 $	2,287
Reinvested	1,110	44	23	207	104	128
Redeemed	(3,291)	(181)	(36)	(526)	(333)	(269)
Net Increase (Decrease)	$ 27,760 $	1,697 $	918 $	3,894 $	3,253 $	2,146
Shares:
Sold	3,524	216	111	498	416	270
Reinvested	132	5	3	25	13	15
Redeemed	(383)	(21)	(4)	(63)	(40)	(31)
Net Increase (Decrease)	3,273	200	110	460	389	254
Year Ended October 31, 2009
Dollars:
Sold	$ 42,324 $	1,999 $	938 $	5,643 $	4,729 $	4,231
Reinvested	133	10	6	118	48	38
Redeemed	(2,071)	(67)	(80)	(682)	(1,889)	(255)
Net Increase (Decrease)	$ 40,386 $	1,942 $	864 $	5,079 $	2,888 $	4,014
Shares:
Sold	6,384	300	139	853	720	636
Reinvested	20	2	1	18	7	6
Redeemed	(277)	(10)	(12)	(100)	(272)	(38)
Net Increase (Decrease)	6,127	292	128	771	455	604

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,110) $	(44) $	(23) $	(207) $	(104) $	(128)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(1,110) $	(44) $	(23) $	(207) $	(104) $	(128)
Year Ended October 31, 2009
From net investment
income	$ (133) $	(10) $	(6) $	(118) $	(48) $	(38)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(133) $	(10) $	(6) $	(118) $	(48) $	(38)

See accompanying notes.

85

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2050 Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 15,241		$ 12,352
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(19,240)		(2,336)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									128,842		107,789
		Net Increase (Decrease) in Net Assets Resulting from Operations							124,843		117,805

Dividends and Distributions to Shareholders
From net investment income									(16,582)		(12,033)
From net realized gain on investments									–		(23,635)
					Total Dividends and Distributions				(16,582)		(35,668)

Capital Share Transactions
Net increase (decrease) in capital share transactions									63,468		209,363
Redemption fees - Class J									1		–
				Total increase (decrease) in net assets					171,730		291,500

Net Assets
Beginning of period									844,058		552,558
End of period (including undistributed net investment income as set forth below)								$ 1,015,788		$ 844,058
Undistributed (overdistributed) net investment income (loss)								$ (83)		$ 1,258

	Class A Class B Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,685	$ 78	N/A	$ 8,452	$ 57,255	$ 1,997	$ 2,578	$ 5,956	$ 6,360	$ 12,917
Reinvested	325	19	N/A	588	12,915	141	295	594	602	1,099
Redeemed	(1,628)	(116)	N/A	(3,022)	(31,522)	(316)	(2,802)	(3,145)	(4,662)	(4,175)
Net Increase (Decrease)	$ 1,382	$ (19)	N/A	$ 6,018	$ 38,648	$ 1,822	$ 71	$ 3,405	$ 2,300	$ 9,841
Shares:
Sold	267	9	N/A	858	5,673	200	258	599	644	1,293
Reinvested	33	2	N/A	60	1,307	14	30	60	61	112
Redeemed	(162)	(12)	N/A	(305)	(3,175)	(31)	(285)	(314)	(462)	(422)
Net Increase (Decrease)	138	(1)	N/A	613	3,805	183	3	345	243	983
Year Ended October 31, 2009
Dollars:
Sold	$ 7,249	$ 415 $	579	$ 7,963	$ 212,719	$ 3,715	$ 4,988	$ 11,524	$ 12,512	$ 21,494
Reinvested	729	77	67	1,715	27,390	319	787	1,378	1,190	2,008
Redeemed	(2,694)	(371)	(1,876)	(5,464)	(88,296)	(525)	(1,349)	(3,475)	(2,737)	(2,668)
Net Increase (Decrease)	$ 5,284	$ 121 $	(1,230) $	4,214	$ 151,813	$ 3,509	$ 4,426	$ 9,427	$ 10,965	$ 20,834
Shares:
Sold	917	54	79	981	27,621	472	632	1,459	1,559	2,701
Reinvested	94	10	9	227	3,545	42	103	180	155	260
Redeemed	(333)	(48)	(233)	(694)	(11,611)	(65)	(172)	(407)	(333)	(343)
Net Increase (Decrease)	678	16	(145)	514	19,555	449	563	1,232	1,381	2,618

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (327) $	(19)	N/A	$ (590) $	(12,915) $	(141) $	(295) $	(594) $	(602) $	(1,099)
From net realized gain on
investments	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions $	(327) $	(19)	N/A	$ (590) $	(12,915) $	(141) $	(295) $	(594) $	(602) $	(1,099)
Year Ended October 31, 2009
From net investment
income	$ (226) $	(13) $	(16) $	(436) $	(9,650) $	(80) $	(194) $	(398) $	(370) $	(650)
From net realized gain on
investments	(508)	(65)	(53)	(1,279)	(17,740)	(239)	(593)	(980)	(820)	(1,358)
Total Dividends and Distributions $	(734) $	(78) $	(69) $	(1,715) $	(27,390) $	(319) $	(787) $	(1,378) $	(1,190) $	(2,008)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

86

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2055 Fund

							Period Ended	Year Ended
							April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 208	$ 41
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							223	(38)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							1,426	1,648
		Net Increase (Decrease) in Net Assets Resulting from Operations					1,857	1,651

Dividends and Distributions to Shareholders
From net investment income							(219)	(35)
				Total Dividends and Distributions			(219)	(35)

Capital Share Transactions
Net increase (decrease) in capital share transactions							7,168	7,988
				Total increase (decrease) in net assets			8,806	9,604

Net Assets
Beginning of period							11,076	1,472
End of period (including undistributed net investment income as set forth below)							$ 19,882	$ 11,076
Undistributed (overdistributed) net investment income (loss)							$ (4)	$ 7

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 7,243	$ 190 $	96	$ 454 $	626 $	381
Reinvested	163	6	1	16	16	17
Redeemed	(1,404)	(80)	(14)	(288)	(145)	(110)
Net Increase (Decrease)	$ 6,002	$ 116 $	83	$ 182 $	497 $	288
Shares:
Sold	841	23	11	54	74	45
Reinvested	19	1	–	2	2	2
Redeemed	(164)	(10)	(1)	(34)	(17)	(13)
Net Increase (Decrease)	696	14	10	22	59	34
Year Ended October 31, 2009
Dollars:
Sold	$ 8,166	$ 321 $	69	$ 725 $	828 $	531
Reinvested	24	1	–	3	1	6
Redeemed	(2,281)	(58)	(22)	(116)	(188)	(22)
Net Increase (Decrease)	$ 5,909	$ 264 $	47	$ 612 $	641 $	515
Shares:
Sold	1,217	47	10	114	121	75
Reinvested	4	–	–	–	–	1
Redeemed	(341)	(8)	(3)	(16)	(28)	(4)
Net Increase (Decrease)	880	39	7	98	93	72

Distributions:
Period Ended April 30, 2010
From net investment income $	(163) $	(6) $	(1) $	(16) $	(16) $	(17)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(163) $	(6) $	(1) $	(16) $	(16) $	(17)
Year Ended October 31, 2009
From net investment income $	(24) $	(1) $	–	$ (3) $	(1) $	(6)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(24) $	(1) $	–	$ (3) $	(1) $	(6)

See accompanying notes.

87

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

	Principal LifeTime
Amounts in thousands	Strategic Income Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 14,046	$ 15,389
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(33,226)	(28,474)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	65,422	75,099
Net Increase (Decrease) in Net Assets Resulting from Operations	46,242	62,014

Dividends and Distributions to Shareholders
From net investment income	(20,361)	(24,425)
From net realized gain on investments	–	(6,750)
Total Dividends and Distributions	(20,361)	(31,175)

Capital Share Transactions
Net increase (decrease) in capital share transactions	23,870	60,055
Redemption fees - Class J	–	1
Total increase (decrease) in net assets	49,751	90,895

Net Assets
Beginning of period	558,993	468,098
End of period (including undistributed net investment income as set forth below)	$ 608,744	$ 558,993
Undistributed (overdistributed) net investment income (loss)	$ 3,455	$ 9,770

	Class A Class B Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,649 $	159	N/A	$ 3,715 $	57,290	$ 5,137 $	5,744 $	6,039 $	8,180 $	6,143
Reinvested	746	24	N/A	1,834	13,752	324	571	898	830	1,364
Redeemed	(1,934)	(127)	N/A	(4,726)	(48,683)	(1,852)	(10,333)	(7,226)	(6,268)	(10,380)
Net Increase (Decrease)	$ 1,461 $	56	N/A	$ 823 $	22,359	$ 3,609 $	(4,018) $	(289) $	2,742 $	(2,873)
Shares:
Sold	262	16	N/A	371	5,758	513	576	602	824	605
Reinvested	75	3	N/A	187	1,399	33	59	92	85	139
Redeemed	(191)	(13)	N/A	(471)	(4,857)	(184)	(1,036)	(728)	(624)	(1,032)
Net Increase (Decrease)	146	6	N/A	87	2,300	362	(401)	(34)	285	(288)
Year Ended October 31, 2009
Dollars:
Sold	$ 6,663 $	174 $	663	$ 6,038 $	96,731	$ 4,778 $	7,995 $	11,338 $	12,450 $	13,967
Reinvested	1,084	34	161	3,589	19,964	358	1,052	1,502	1,237	2,138
Redeemed	(5,035)	(329)	(3,736)	(16,676)	(60,368)	(2,814)	(8,699)	(12,445)	(8,582)	(13,177)
Net Increase (Decrease)	$ 2,712 $	(121) $	(2,912) $	(7,049) $	56,327	$ 2,322 $	348 $	395 $	5,105 $	2,928
Shares:
Sold	746	20	77	669	10,796	526	923	1,297	1,397	1,573
Reinvested	124	4	18	415	2,302	41	122	174	144	247
Redeemed	(580)	(37)	(420)	(1,917)	(6,893)	(316)	(982)	(1,398)	(985)	(1,503)
Net Increase (Decrease)	290	(13)	(325)	(833)	6,205	251	63	73	556	317

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (757) $	(24)	N/A	$ (1,841) $	(13,752) $	(324) $	(571) $	(898) $	(830) $	(1,364)
From net realized gain on
investments	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions $	(757) $	(24)	N/A	$ (1,841) $	(13,752) $	(324) $	(571) $	(898) $	(830) $	(1,364)
Year Ended October 31, 2009
From net investment
income	$ (859) $	(26) $	(130) $	(2,772) $	(15,786) $	(270) $	(797) $	(1,153) $	(965) $	(1,667)
From net realized gain on
investments	(251)	(9)	(42)	(835)	(4,178)	(88)	(255)	(349)	(272)	(471)
Total Dividends and Distributions $	(1,110) $	(35) $	(172) $	(3,607) $	(19,964) $	(358) $	(1,052) $	(1,502) $	(1,237) $	(2,138)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

88

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Real Estate Securities Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 21,730	$ 34,840
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	57,193	(382,695)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	390,510	426,891
Net Increase (Decrease) in Net Assets Resulting from Operations	469,433	79,036

Dividends and Distributions to Shareholders
From net investment income	(20,703)	(35,754)
Total Dividends and Distributions	(20,703)	(35,754)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(75,901)	204,786
Redemption fees - Class J	–	2
Total increase (decrease) in net assets	372,829	248,070

Net Assets
Beginning of period	1,431,053	1,182,983
End of period (including undistributed net investment income as set forth below)	$ 1,803,882	$ 1,431,053
Undistributed (overdistributed) net investment income (loss)	$ 2,326	$ 1,299

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 19,160	$ 893 $	2,810	$ 6,786 $	152,034	$ 1,674	$ 2,263	$ 5,242	$ 4,368	$ 10,439
Reinvested	844	89	48	1,153	16,842	48	137	416	201	689
Redeemed	(10,325)	(2,182)	(664)	(9,901)	(251,345)	(815)	(2,012)	(3,809)	(3,392)	(17,592)
Net Increase (Decrease)	$ 9,679	$ (1,200) $	2,194	$ (1,962) $	(82,469) $	907	$ 388	$ 1,849	$ 1,177	$ (6,464)
Shares:
Sold	1,417	65	207	503	11,326	121	168	386	329	781
Reinvested	62	7	3	86	1,227	3	10	31	15	51
Redeemed	(778)	(163)	(50)	(759)	(17,735)	(61)	(159)	(296)	(272)	(1,378)
Net Increase (Decrease)	701	(91)	160	(170)	(5,182)	63	19	121	72	(546)
Year Ended October 31, 2009
Dollars:
Sold	$ 14,105	$ 1,062 $	2,070	$ 8,366 $	301,137	$ 1,432	$ 2,090	$ 9,915	$ 5,172	$ 23,757
Reinvested	1,467	218	77	2,281	28,922	74	262	739	342	1,221
Redeemed	(14,629)	(3,516)	(1,219)	(17,948)	(131,354)	(416)	(2,411)	(7,601)	(3,212)	(17,617)
Net Increase (Decrease)	$ 943	$ (2,236) $	928	$ (7,301) $	198,705	$ 1,090	$ (59) $	3,053	$ 2,302	$ 7,361
Shares:
Sold	1,436	107	200	903	32,951	151	222	1,077	556	2,752
Reinvested	160	24	8	255	3,158	8	30	82	38	135
Redeemed	(1,572)	(374)	(133)	(1,968)	(13,787)	(45)	(250)	(781)	(337)	(1,788)
Net Increase (Decrease)	24	(243)	75	(810)	22,322	114	2	378	257	1,099

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (886) $	(92) $	(58) $	(1,154) $	(17,022) $	(48) $	(137) $	(416) $	(201) $	(689)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(886) $	(92) $	(58) $	(1,154) $	(17,022) $	(48) $	(137) $	(416) $	(201) $	(689)
Year Ended October 31, 2009
From net investment
income	$ (1,518) $	(229) $	(81) $	(2,285) $	(29,003) $	(74) $	(262) $	(739) $	(342) $	(1,221)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,518) $	(229) $	(81) $	(2,285) $	(29,003) $	(74) $	(262) $	(739) $	(342) $	(1,221)

See accompanying notes.

89

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Balanced Portfolio

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 38,523	$ 75,889
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(15,766)	(157,192)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	322,746	430,870
Net Increase (Decrease) in Net Assets Resulting from Operations	345,503	349,567

Dividends and Distributions to Shareholders
From net investment income	(41,761)	(74,488)
From net realized gain on investments	–	(254,589)
Total Dividends and Distributions	(41,761)	(329,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(67,818)	(168,677)
Redemption fees - Class A	7	31
Redemption fees - Class B	–	5
Redemption fees - Class C	1	3
Redemption fees - Class J	5	10
Total increase (decrease) in net assets	235,937	(148,138)

Net Assets
Beginning of period	3,015,517	3,163,655
End of period (including undistributed net investment income as set forth below)	$ 3,251,454	$ 3,015,517
Undistributed (overdistributed) net investment income (loss)	$ 3,155	$ 6,393

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 138,099 $	11,308 $	38,938 $	90,044	$ 38,854	$ 1,086	$ 1,624	$ 3,247	$ 2,833	$ 6,969
Reinvested	21,630	5,400	6,059	3,820	1,371	45	23	170	72	305
Redeemed	(209,255)	(124,756)	(73,000)	(18,971)	(7,149)	(742)	(63)	(1,674)	(2,752)	(1,353)
Net Increase (Decrease)	$ (49,526) $	(108,048) $	(28,003) $	74,893	$ 33,076	$ 389	$ 1,584	$ 1,743	$ 153	$ 5,921
Shares:
Sold	11,767	977	3,365	7,900	3,368	94	138	280	248	610
Reinvested	1,856	466	526	335	119	4	2	15	6	27
Redeemed	(17,957)	(10,694)	(6,338)	(1,661)	(619)	(64)	(5)	(144)	(244)	(117)
Net Increase (Decrease)	(4,334)	(9,251)	(2,447)	6,574	2,868	34	135	151	10	520
Year Ended October 31, 2009
Dollars:
Sold	$ 246,167 $	38,062 $	81,795 $ 157,408	$ 42,356	$ 2,380	$ 702	$ 6,514	$ 5,846	$ 13,590
Reinvested	165,189	67,856	58,772	8,977	2,990	136	22	555	277	537
Redeemed	(550,777)	(272,914)	(204,967)	(23,805)	(6,036)	(396)	(61)	(1,135)	(3,012)	(5,705)
Net Increase (Decrease)	$ (139,421) $	(166,996) $	(64,400) $ 142,580	$ 39,310	$ 2,120	$ 663	$ 5,934	$ 3,111	$ 8,422
Shares:
Sold	24,946	3,964	8,443	16,244	4,347	242	73	663	619	1,379
Reinvested	17,317	7,159	6,237	953	313	15	2	59	29	57
Redeemed	(56,803)	(28,171)	(21,359)	(2,469)	(625)	(39)	(6)	(123)	(280)	(555)
Net Increase (Decrease)	(14,540)	(17,048)	(6,679)	14,728	4,035	218	69	599	368	881

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (23,522) $	(5,871) $	(6,560) $	(3,821) $	(1,372) $	(45) $	(23) $	(170) $	(72) $	(305)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (23,522) $	(5,871) $	(6,560) $	(3,821) $	(1,372) $	(45) $	(23) $	(170) $	(72) $	(305)
Year Ended October 31, 2009
From net investment
income	$ (43,726) $	(13,478) $	(12,425) $	(3,171) $	(1,128) $	(43) $	(9) $	(166) $	(118) $	(224)
From net realized gain on
investments	(135,259)	(59,823)	(50,864)	(5,809)	(1,867)	(93)	(13)	(389)	(159)	(313)
Total Dividends and
Distributions	$ (178,985) $	(73,301) $	(63,289) $	(8,980) $	(2,995) $	(136) $	(22) $	(555) $	(277) $	(537)

See accompanying notes.

90

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Conservative Balanced Portfolio

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 11,286		$ 19,645
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(2,684)		(10,112)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									54,721		79,319
		Net Increase (Decrease) in Net Assets Resulting from Operations							63,323		88,852

Dividends and Distributions to Shareholders
From net investment income									(11,477)		(19,003)
From net realized gain on investments									–		(23,460)
					Total Dividends and Distributions				(11,477)		(42,463)

Capital Share Transactions
Net increase (decrease) in capital share transactions									46,221		71,935
Redemption fees - Class A									1		9
Redemption fees - Class B									1		4
Redemption fees - Class C									–		2
Redemption fees - Class J									3		1
				Total increase (decrease) in net assets					98,072		118,340

Net Assets
Beginning of period									671,257		552,917
End of period (including undistributed net investment income as set forth below)								$ 769,329		$ 671,257
Undistributed (overdistributed) net investment income (loss)								$ 1,719		$ 1,910

	Class A Class B		Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 40,257 $	4,128 $	17,732	$ 41,396	$ 19,402	$ 604	$ 2,520	$ 3,929	$ 1,306	$ 1,210
Reinvested	4,493	1,065	2,082	1,923	826	19	27	110	67	47
Redeemed	(41,210)	(18,168)	(19,534)	(8,314)	(6,325)	(60)	(95)	(1,846)	(1,281)	(89)
Net Increase (Decrease)	$ 3,540 $ (12,975) $		280	$ 35,005	$ 13,903	$ 563	$ 2,452	$ 2,193	$ 92	$ 1,168
Shares:
Sold	4,058	420	1,807	4,221	1,976	61	256	400	132	123
Reinvested	455	108	213	196	84	2	3	11	7	5
Redeemed	(4,163)	(1,838)	(1,994)	(847)	(646)	(6)	(10)	(188)	(129)	(9)
Net Increase (Decrease)	350	(1,310)	26	3,570	1,414	57	249	223	10	119
Year Ended October 31, 2009
Dollars:
Sold	$ 88,292 $	18,762 $	51,048	$ 67,244	$ 16,446	$ 709	$ 3,116	$ 3,892	$ 2,165	$ 1,788
Reinvested	17,317	6,426	10,042	3,089	1,663	30	49	130	137	89
Redeemed	(96,075)	(44,973)	(61,324)	(11,113)	(1,728)	(113)	(2,709)	(512)	(649)	(1,303)
Net Increase (Decrease)	$ 9,534 $ (19,785) $		(234) $	59,220	$ 16,381	$ 626	$ 456	$ 3,510	$ 1,653	$ 574
Shares:
Sold	10,359	2,247	6,097	7,900	1,927	82	366	457	263	204
Reinvested	2,067	773	1,211	366	198	3	6	15	17	10
Redeemed	(11,410)	(5,317)	(7,346)	(1,308)	(203)	(12)	(310)	(60)	(75)	(143)
Net Increase (Decrease)	1,016	(2,297)	(38)	6,958	1,922	73	62	412	205	71

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (4,970) $	(1,191) $	(2,297) $	(1,923) $	(826) $	(19) $	(27) $	(110) $	(67) $	(47)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(4,970) $	(1,191) $	(2,297) $	(1,923) $	(826) $	(19) $	(27) $	(110) $	(67) $	(47)
Year Ended October 31, 2009
From net investment
income	$ (8,828) $	(2,710) $	(4,451) $	(1,838) $	(931) $	(16) $	(25) $	(83) $	(77) $	(44)
From net realized gain on
investments	(10,222)	(4,406)	(6,657)	(1,253)	(732)	(14)	(24)	(47)	(60)	(45)
Total Dividends and Distributions $ (19,050) $		(7,116) $	(11,108) $	(3,091) $	(1,663) $	(30) $	(49) $	(130) $	(137) $	(89)

See accompanying notes.

91

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Conservative Growth Portfolio

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 19,137	$ 38,038
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(24,765)	(145,701)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	301,032	320,936
Net Increase (Decrease) in Net Assets Resulting from Operations	295,404	213,273

Dividends and Distributions to Shareholders
From net investment income	(30,292)	(37,756)
From net realized gain on investments	–	(234,949)
Total Dividends and Distributions	(30,292)	(272,705)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(105,289)	(129,261)
Redemption fees - Class A	2	4
Redemption fees - Class B	–	4
Redemption fees - Class C	–	6
Redemption fees - Class J	2	1
Total increase (decrease) in net assets	159,827	(188,678)

Net Assets
Beginning of period	2,216,362	2,405,040
End of period (including undistributed net investment income as set forth below)	$ 2,376,189	$ 2,216,362
Undistributed (overdistributed) net investment income (loss)	$ 4,729	$ 15,884

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 95,309 $	7,497 $	20,844 $	38,266	$ 24,392	$ 913	$ 856	$ 1,395	$ 1,994	$ 4,831
Reinvested	17,189	3,146	4,612	2,017	1,279	33	39	132	83	217
Redeemed	(144,455)	(95,232)	(71,765)	(10,551)	(3,810)	(115)	(197)	(953)	(2,484)	(771)
Net Increase (Decrease)	$ (31,957) $	(84,589) $	(46,309) $	29,732	$ 21,861	$ 831	$ 698	$ 574	$ (407) $	4,277
Shares:
Sold	7,760	644	1,792	3,211	2,048	76	73	115	166	408
Reinvested	1,431	271	403	172	108	3	3	11	7	18
Redeemed	(11,894)	(8,087)	(6,207)	(887)	(319)	(10)	(16)	(79)	(211)	(65)
Net Increase (Decrease)	(2,703)	(7,172)	(4,012)	2,496	1,837	69	60	47	(38)	361
Year Ended October 31, 2009
Dollars:
Sold	$ 154,327 $	24,300 $	58,280 $	70,985	$ 33,814	$ 1,394	$ 1,633	$ 5,579	$ 3,533	$ 7,799
Reinvested	131,913	56,472	60,836	5,444	2,359	144	143	189	298	472
Redeemed	(357,820)	(187,607)	(181,474)	(12,158)	(3,341)	(522)	(435)	(618)	(555)	(4,645)
Net Increase (Decrease)	$ (71,580) $ (106,835) $		(62,358) $	64,271	$ 32,832	$ 1,016	$ 1,341	$ 5,150	$ 3,276	$ 3,626
Shares:
Sold	15,468	2,553	6,170	7,174	3,447	141	171	570	391	802
Reinvested	13,495	6,042	6,566	568	245	15	15	20	31	49
Redeemed	(36,035)	(19,708)	(19,161)	(1,233)	(341)	(51)	(46)	(64)	(56)	(431)
Net Increase (Decrease)	(7,072)	(11,113)	(6,425)	6,509	3,351	105	140	526	366	420

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (18,172) $	(3,325) $	(4,993) $	(2,019) $	(1,279) $	(33) $	(39) $	(132) $	(83) $	(217)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (18,172) $	(3,325) $	(4,993) $	(2,019) $	(1,279) $	(33) $	(39) $	(132) $	(83) $	(217)
Year Ended October 31, 2009
From net investment
income	$ (23,972) $	(5,279) $	(6,672) $	(1,085) $	(495) $	(25) $	(44) $	(35) $	(55) $	(94)
From net realized gain on
investments	(114,621)	(54,199)	(58,909)	(4,362)	(1,865)	(119)	(99)	(154)	(243)	(378)
Total Dividends and
Distributions	$ (138,593) $	(59,478) $	(65,581) $	(5,447) $	(2,360) $	(144) $	(143) $	(189) $	(298) $	(472)

See accompanying notes.

92

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Flexible Income Portfolio

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 15,282		$ 28,103
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(547)		(11,243)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									45,959		97,758
		Net Increase (Decrease) in Net Assets Resulting from Operations							60,694		114,618

Dividends and Distributions to Shareholders
From net investment income									(18,183)		(27,667)
From net realized gain on investments									–		(16,978)
				Total Dividends and Distributions					(18,183)		(44,645)

Capital Share Transactions
Net increase (decrease) in capital share transactions									36,716		32,082
Redemption fees - Class A									4		19
Redemption fees - Class B									1		4
Redemption fees - Class C									2		8
Redemption fees - Class J									1		1
				Total increase (decrease) in net assets					79,235		102,087

Net Assets
Beginning of period									782,965		680,878
End of period (including undistributed net investment income as set forth below)								$ 862,200		$ 782,965
Undistributed (overdistributed) net investment income (loss)								$ 93		$ 2,994

	Class A	Class B Class C		Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 61,028	$ 5,691 $	20,826	$ 44,645	$ 14,646	$ 286	$ 210	$ 1,781	$ 837	$ 1,931
Reinvested	8,538	2,202	3,058	1,744	653	12	9	87	33	75
Redeemed	(60,615)	(32,510)	(26,654)	(5,613)	(4,591)	(89)	(71)	(474)	(234)	(725)
Net Increase (Decrease)	$ 8,951	$ (24,617) $	(2,770) $	40,776	$ 10,708	$ 209	$ 148	$ 1,394	$ 636	$ 1,281
Shares:
Sold	5,657	531	1,948	4,158	1,370	27	20	167	79	180
Reinvested	793	205	287	163	61	1	1	8	3	7
Redeemed	(5,622)	(3,016)	(2,495)	(522)	(429)	(8)	(7)	(44)	(22)	(68)
Net Increase (Decrease)	828	(2,280)	(260)	3,799	1,002	20	14	131	60	119
Year Ended October 31, 2009
Dollars:
Sold	$ 140,173	$ 27,251 $	59,662	$ 44,591	$ 15,519	$ 838	$ 239	$ 2,121	$ 616	$ 1,309
Reinvested	21,029	8,281	8,202	1,262	557	11	8	71	46	53
Redeemed	(156,322)	(80,753)	(51,482)	(6,140)	(3,316)	(607)	(47)	(443)	(255)	(392)
Net Increase (Decrease)	$ 4,880	$ (45,221) $	16,382	$ 39,713	$ 12,760	$ 242	$ 200	$ 1,749	$ 407	$ 970
Shares:
Sold	14,958	2,923	6,411	4,586	1,577	85	24	223	66	136
Reinvested	2,249	892	885	132	58	1	1	8	5	6
Redeemed	(16,610)	(8,619)	(5,502)	(654)	(335)	(61)	(5)	(46)	(25)	(39)
Net Increase (Decrease)	597	(4,804)	1,794	4,064	1,300	25	20	185	46	103

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (9,660) $	(2,509) $	(3,398) $	(1,745) $	(655) $	(12) $	(9) $	(87) $	(33) $	(75)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(9,660) $	(2,509) $	(3,398) $	(1,745) $	(655) $	(12) $	(9) $	(87) $	(33) $	(75)
Year Ended October 31, 2009
From net investment
income	$ (15,363) $	(5,265) $	(5,483) $	(980) $	(434) $	(8) $	(5) $	(57) $	(33) $	(39)
From net realized gain on
investments	(8,774)	(4,178)	(3,571)	(284)	(124)	(3)	(3)	(14)	(13)	(14)
Total Dividends and Distributions $	(24,137) $	(9,443) $	(9,054) $	(1,264) $	(558) $	(11) $	(8) $	(71) $	(46) $	(53)

See accompanying notes.

93

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Strategic Growth Portfolio

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 9,621		$ 17,938
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(18,383)	(107,724)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									214,211	211,875
		Net Increase (Decrease) in Net Assets Resulting from Operations							205,449	122,089

Dividends and Distributions to Shareholders
From net investment income									(13,278)	(5,245)
From net realized gain on investments									–	(138,630)
				Total Dividends and Distributions					(13,278)	(143,875)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(78,784)	(45,906)
Redemption fees - Class A									–	12
Redemption fees - Class B									–	3
Redemption fees - Class C									–	7
Redemption fees - Class J									4	–
				Total increase (decrease) in net assets					113,391	(67,670)

Net Assets
Beginning of period								1,403,768		1,471,438
End of period (including undistributed net investment income as set forth below)								$ 1,517,159		$ 1,403,768
Undistributed (overdistributed) net investment income (loss)								$ 9,232		$ 12,889

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 62,092 $	4,476 $	15,136 $	24,553	$ 11,793	$ 519	$ 250	$ 1,111	$ 930	$ 2,872
Reinvested	8,130	1,143	1,598	1,118	527	27	7	56	26	57
Redeemed	(98,777)	(60,219)	(41,163)	(8,864)	(4,187)	(194)	(48)	(514)	(952)	(287)
Net Increase (Decrease)	$ (28,555) $ (54,600) $ (24,429) $			16,807	$ 8,133	$ 352	$ 209	$ 653	$ 4	$ 2,642
Shares:
Sold	4,679	365	1,214	1,908	930	41	19	87	73	226
Reinvested	627	93	131	88	41	2	1	4	2	5
Redeemed	(7,520)	(4,867)	(3,337)	(690)	(328)	(15)	(4)	(39)	(76)	(22)
Net Increase (Decrease)	(2,214)	(4,409)	(1,992)	1,306	643	28	16	52	(1)	209
Year Ended October 31, 2009
Dollars:
Sold	$ 104,729 $	17,893 $	35,960 $	43,014	$ 16,925	$ 1,302	$ 205	$ 2,862	$ 1,758	$ 1,332
Reinvested	68,546	31,385	30,321	4,471	1,019	113	29	157	127	112
Redeemed	(188,779)	(106,851)	(97,862)	(10,337)	(1,874)	(139)	(35)	(300)	(684)	(1,305)
Net Increase (Decrease)	$ (15,504) $ (57,573) $ (31,581) $			37,148	$ 16,070	$ 1,276	$ 199	$ 2,719	$ 1,201	$ 139
Shares:
Sold	9,952	1,829	3,701	4,120	1,661	128	19	273	174	125
Reinvested	6,689	3,276	3,158	443	101	11	3	15	12	11
Redeemed	(18,026)	(10,821)	(9,920)	(1,003)	(179)	(12)	(3)	(28)	(59)	(114)
Net Increase (Decrease)	(1,385)	(5,716)	(3,061)	3,560	1,583	127	19	260	127	22

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (8,511) $	(1,213) $	(1,736) $	(1,118) $	(527) $	(27) $	(7) $	(56) $	(26) $	(57)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (8,511) $	(1,213) $	(1,736) $	(1,118) $	(527) $	(27) $	(7) $	(56) $	(26) $	(57)
Year Ended October 31, 2009
From net investment
income	$ (4,709)	–	– $	(373) $	(118) $	(7) $	(2) $	(13) $	(11) $	(12)
From net realized gain on
investments	(67,243)	(33,236)	(32,657)	(4,100)	(901)	(106)	(27)	(144)	(116)	(100)
Total Dividends and
Distributions	$ (71,952) $	(33,236) $	(32,657) $	(4,473) $	(1,019) $	(113) $	(29) $	(157) $	(127) $	(112)

See accompanying notes.

94

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Short-Term Bond Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 1,652		$ 7,497
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(6,488)		(18,362)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									9,384	20,014
		Net Increase (Decrease) in Net Assets Resulting from Operations							4,548	9,149

Dividends and Distributions to Shareholders
From net investment income								(1,962)		(7,750)
				Total Dividends and Distributions				(1,962)		(7,750)

Capital Share Transactions
Net increase (decrease) in capital share transactions									5,530	(60,132)
Redemption fees - Class A									16	–
Redemption fees - Class C									–	2
Redemption fees - Class J									–	2
				Total increase (decrease) in net assets					8,132	(58,729)

Net Assets
Beginning of period								125,663		184,392
End of period (including undistributed net investment income as set forth below)								$ 133,795		$ 125,663
Undistributed (overdistributed) net investment income (loss)								$ (574)		$ (369)

	Class A Class C		Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 27,387 $	2,213 $	5,267 $	17,845 $	183 $	119 $	609 $	204 $	224
Reinvested	982	42	648	106	9	1	44	4	18
Redeemed	(25,480)	(841)	(4,181)	(18,342)	(244)	(22)	(730)	(216)	(319)
Net Increase (Decrease)	$ 2,889 $	1,414 $	1,734 $	(391) $	(52) $	98 $	(77) $	(8) $	(77)
Shares:
Sold	3,142	252	600	2,041	21	14	69	23	26
Reinvested	112	5	74	12	1	–	5	1	2
Redeemed	(2,902)	(96)	(476)	(2,099)	(28)	(2)	(83)	(25)	(37)
Net Increase (Decrease)	352	161	198	(46)	(6)	12	(9)	(1)	(9)
Year Ended October 31, 2009
Dollars:
Sold	$ 9,761 $	4,074 $	7,711 $	18,397 $	596 $	53 $	512 $	825 $	1,196
Reinvested	2,820	83	2,146	2,120	24	6	142	9	67
Redeemed	(17,520)	(1,235)	(12,921)	(74,515)	(306)	(190)	(807)	(1,930)	(1,250)
Net Increase (Decrease)	$ (4,939) $	2,922 $	(3,064) $	(53,998) $	314 $	(131) $	(153) $	(1,096) $	13
Shares:
Sold	1,181	497	931	2,203	71	6	62	100	147
Reinvested	346	10	263	262	3	1	18	1	9
Redeemed	(2,155)	(151)	(1,595)	(9,059)	(37)	(23)	(98)	(231)	(155)
Net Increase (Decrease)	(628)	356	(401)	(6,594)	37	(16)	(18)	(130)	1

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,031) $	(57) $	(654) $	(144) $	(9) $	(1) $	(44) $	(4) $	(18)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,031) $	(57) $	(654) $	(144) $	(9) $	(1) $	(44) $	(4) $	(18)
Year Ended October 31, 2009
From net investment
income	$ (3,004) $	(118) $	(2,175) $	(2,205) $	(24) $	(6) $	(142) $	(9) $	(67)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,004) $	(118) $	(2,175) $	(2,205) $	(24) $	(6) $	(142) $	(9) $	(67)

See accompanying notes.

95

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Short-Term Income Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 8,529	$ 12,106
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(31)	(987)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	6,833	19,883
Net Increase (Decrease) in Net Assets Resulting from Operations	15,331	31,002

Dividends and Distributions to Shareholders
From net investment income	(8,359)	(12,041)
Total Dividends and Distributions	(8,359)	(12,041)

Capital Share Transactions
Net increase (decrease) in capital share transactions	219,322	151,628
Redemption fees - Class A	7	2
Redemption fees - Class C	–	3
Total increase (decrease) in net assets	226,301	170,594

Net Assets
Beginning of period	469,155	298,561
End of period (including undistributed net investment income as set forth below)	$ 695,456	$ 469,155
Undistributed (overdistributed) net investment income (loss)	$ 122	$ 91

	Class A	Class C	Institutional
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 109,689	$ 25,663	$ 176,626
Reinvested	1,952	396	5,133
Redeemed	(42,147)	(5,111)	(52,879)
Net Increase (Decrease)	$ 69,494	$ 20,948	$ 128,880
Shares:
Sold	9,208	2,152	14,805
Reinvested	164	33	430
Redeemed	(3,535)	(428)	(4,437)
Net Increase (Decrease)	5,837	1,757	10,798
Year Ended October 31, 2009
Dollars:
Sold	$ 112,560	$ 39,978	$ 133,069
Reinvested	1,742	301	9,310
Redeemed	(19,968)	(4,297)	(121,067)
Net Increase (Decrease)	$ 94,334	$ 35,982	$ 21,312
Shares:
Sold	9,736	3,465	11,526
Reinvested	151	26	816
Redeemed	(1,741)	(373)	(10,706)
Net Increase (Decrease)	8,146	3,118	1,636

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (2,608) $	(566) $	(5,185)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (2,608) $	(566) $	(5,185)
Year Ended October 31, 2009
From net investment
income	$ (2,246) $	(433) $	(9,362)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (2,246) $	(433) $	(9,362)

See accompanying notes.

96

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Blend Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ (224)		$ 362
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									11,960		(68,962)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									34,914		69,301
		Net Increase (Decrease) in Net Assets Resulting from Operations							46,650		701

Dividends and Distributions to Shareholders
From net investment income									(147)		(503)
					Total Dividends and Distributions				(147)		(503)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(5,975)		(12,534)
Redemption fees - Class J									1		–
				Total increase (decrease) in net assets					40,529		(12,336)

Net Assets
Beginning of period									180,699		193,035
End of period (including undistributed net investment income as set forth below)								$ 221,228		$ 180,699
Undistributed (overdistributed) net investment income (loss)								$ (177)		$ 194

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 3,702	$ 238	$ 216	$ 4,097	$ 324	$ 65	$ 84	$ 153	$ 183 $	322
Reinvested	–	–	–	–	135	–	–	–	3	9
Redeemed	(5,936)	(1,469)	(176)	(6,442)	(70)	(44)	(131)	(68)	(397)	(773)
Net Increase (Decrease)	$ (2,234) $	(1,231) $	40	$ (2,345) $	389	$ 21	$ (47) $	85	$ (211) $	(442)
Shares:
Sold	308	21	18	354	27	6	7	13	15	26
Reinvested	–	–	–	–	12	–	–	–	–	1
Redeemed	(500)	(128)	(15)	(563)	(6)	(3)	(11)	(6)	(32)	(64)
Net Increase (Decrease)	(192)	(107)	3	(209)	33	3	(4)	7	(17)	(37)
Year Ended October 31, 2009
Dollars:
Sold	$ 5,459	$ 424	$ 225	$ 3,937	$ 1,360	$ 67	$ 115	$ 168	$ 570 $	1,995
Reinvested	–	–	–	309	185	–	–	–	5	4
Redeemed	(9,798)	(3,062)	(120)	(11,905)	(690)	(82)	(336)	(464)	(427)	(473)
Net Increase (Decrease)	$ (4,339) $	(2,638) $	105	$ (7,659) $	855	$ (15) $	(221) $	(296) $	148 $	1,526
Shares:
Sold	582	46	23	433	193	7	13	18	58	200
Reinvested	–	–	–	35	20	–	–	–	1	–
Redeemed	(1,078)	(343)	(13)	(1,363)	(65)	(9)	(36)	(53)	(45)	(46)
Net Increase (Decrease)	(496)	(297)	10	(895)	148	(2)	(23)	(35)	14	154

Distributions:
Period Ended April 30, 2010
From net investment income	–	–	–	–	$ (135)	–	–	–	$ (3) $	(9)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (135) $	–	$ –	$ –	$ (3) $	(9)
Year Ended October 31, 2009
From net investment income	–	–	–	$ (309) $	(185)	–	–	–	$ (5) $	(4)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ (309) $	(185) $	–	$ –	$ –	$ (5) $	(4)

See accompanying notes.

97

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ (827)		$ (783)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									14,827		(86,952)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									40,721		102,200
		Net Increase (Decrease) in Net Assets Resulting from Operations							54,721		14,465

Dividends and Distributions to Shareholders
From tax return of capital									–		(18)
					Total Dividends and Distributions				–		(18)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(12,349)		(14,317)
Redemption fees - Class A									–		1
Redemption fees - Class J									–		2
				Total increase (decrease) in net assets					42,372		133

Net Assets
Beginning of period									223,907		223,774
End of period (including undistributed net investment income as set forth below)								$ 266,279		$ 223,907
Undistributed (overdistributed) net investment income (loss)								$ (827)		$ –

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,672 $	156	$ 121	$ 1,608	$ 1,925	$ 130	$ 91	$ 171	$ 131	$ 134
Redeemed	(2,652)	(511)	(200)	(1,963)	(12,171)	(67)	(103)	(509)	(205)	(107)
Net Increase (Decrease)	$ (980) $	(355) $	(79) $	(355) $	(10,246) $	63	$ (12) $	(338) $	(74) $	27
Shares:
Sold	252	25	19	256	289	20	14	26	18	20
Redeemed	(402)	(79)	(31)	(321)	(1,829)	(10)	(15)	(76)	(30)	(16)
Net Increase (Decrease)	(150)	(54)	(12)	(65)	(1,540)	10	(1)	(50)	(12)	4
Year Ended October 31, 2009
Dollars:
Sold	$ 2,202 $	361	$ 524	$ 2,469	$ 8,736	$ 290	$ 76	$ 472	$ 1,854	$ 2,044
Reinvested	–	–	–	–	18	–	–	–	–	–
Redeemed	(4,330)	(978)	(314)	(3,856)	(17,503)	(103)	(46)	(489)	(2,763)	(2,981)
Net Increase (Decrease)	$ (2,128) $	(617) $	210	$ (1,387) $	(8,749) $	187	$ 30	$ (17) $	(909) $	(937)
Shares:
Sold	440	72	98	522	1,732	59	15	90	345	397
Reinvested	–	–	–	–	4	–	–	–	–	–
Redeemed	(891)	(207)	(68)	(828)	(3,376)	(18)	(10)	(95)	(491)	(529)
Net Increase (Decrease)	(451)	(135)	30	(306)	(1,640)	41	5	(5)	(146)	(132)

Distributions:
Period Ended April 30, 2010
From net investment income	–	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	–	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment income	–	–	–	–	$ –	–	–	–	–	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
From tax return of capital	–	–	–	–	(18)	–	–	–	–	–
Total Dividends and Distributions	–	–	$ –	$ –	$ (18) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

98

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund I

								Period Ended	Year Ended
								April 30, 2010	October 31, 2009
Operations
Net investment income (loss)								$ (1,886)	$ (1,821)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								30,948	973
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								99,007	49,659
		Net Increase (Decrease) in Net Assets Resulting from Operations						128,069	48,811

Dividends and Distributions to Shareholders
From net investment income								(21)	–
					Total Dividends and Distributions			(21)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions								158,661	225,677
				Total increase (decrease) in net assets				286,709	274,488

Net Assets
Beginning of period								395,141	120,653
End of period (including undistributed net investment income as set forth below)								$ 681,850	$ 395,141
Undistributed (overdistributed) net investment income (loss)								$ (1,907)	$ –

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,980	$ 176,981	$ 500	$ 849	$ 2,623	$ 1,600	$ 2,543
Reinvested	–	21	–	–	–	–	–
Redeemed	(1,603)	(22,923)	(120)	(762)	(2,124)	(698)	(1,206)
Net Increase (Decrease)	$ 1,377	$ 154,079	$ 380	$ 87	$ 499	$ 902	$ 1,337
Shares:
Sold	403	21,541	64	112	347	211	313
Reinvested	–	3	–	–	–	–	–
Redeemed	(225)	(2,927)	(16)	(103)	(285)	(93)	(157)
Net Increase (Decrease)	178	18,617	48	9	62	118	156
Year Ended October 31, 2009
Dollars:
Sold	$ 3,611	$ 73,149	$ 538	$ 833	$ 2,621	$ 1,379	$ 3,608
Issued in acquisitions	–	165,249	326	400	1,095	445	1,710
Redeemed	(1,376)	(20,952)	(108)	(484)	(1,496)	(492)	(4,379)
Net Increase (Decrease)	$ 2,235	$ 217,446	$ 756	$ 749	$ 2,220	$ 1,332	$ 939
Shares:
Sold	623	11,844	87	142	451	227	616
Issued in acquisitions	–	26,801	55	70	187	74	282
Redeemed	(259)	(3,405)	(17)	(87)	(253)	(82)	(692)
Net Increase (Decrease)	364	35,240	125	125	385	219	206

Distributions:
Period Ended April 30, 2010
From net investment
income	–	$ (21)	–	–	–	–	–
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ (21) $	–	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

99

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund II

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ (1,363)		$ (2,420)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									29,478		(97,060)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									53,103		120,200
		Net Increase (Decrease) in Net Assets Resulting from Operations							81,218		20,720

Capital Share Transactions
Net increase (decrease) in capital share transactions									(71,369)		(31,518)
Redemption fees - Class C									1		–
				Total increase (decrease) in net assets					9,850		(10,798)

Net Assets
Beginning of period									337,731		348,529
End of period (including undistributed net investment income as set forth below)								$ 347,581		$ 337,731
Undistributed (overdistributed) net investment income (loss)								$ (1,363)		$ –

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,422	$ 38	$ 99	$ 1,073	$ 5,241	$ 249	$ 533	$ 750	$ 639	$ 947
Redeemed	(1,359)	(708)	(111)	(1,705)	(64,871)	(375)	(1,313)	(1,553)	(1,069)	(9,296)
Net Increase (Decrease)	$ 63	$ (670) $	(12) $	(632) $	(59,630) $	(126) $	(780) $	(803) $	(430) $	(8,349)
Shares:
Sold	216	6	15	177	747	39	83	118	97	141
Redeemed	(205)	(111)	(19)	(284)	(9,202)	(59)	(211)	(239)	(167)	(1,398)
Net Increase (Decrease)	11	(105)	(4)	(107)	(8,455)	(20)	(128)	(121)	(70)	(1,257)
Year Ended October 31, 2009
Dollars:
Sold	$ 2,416	$ 205	$ 468	$ 2,263	$ 22,547	$ 402	$ 873	$ 1,555	$ 1,570	$ 4,394
Redeemed	(1,691)	(959)	(77)	(3,014)	(47,577)	(437)	(1,523)	(3,268)	(1,617)	(8,048)
Net Increase (Decrease)	$ 725	$ (754) $	391	$ (751) $	(25,030) $	(35) $	(650) $	(1,713) $	(47) $	(3,654)
Shares:
Sold	456	40	86	498	4,404	78	173	318	312	848
Redeemed	(337)	(191)	(16)	(649)	(8,766)	(84)	(302)	(625)	(307)	(1,461)
Net Increase (Decrease)	119	(151)	70	(151)	(4,362)	(6)	(129)	(307)	5	(613)

Distributions:
Period Ended April 30, 2010
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

100

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap S&P 600 Index Fund

								Period Ended	Year Ended
								April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 985		$ 3,276
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(34,189)	(32,217)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								127,895	46,242
		Net Increase (Decrease) in Net Assets Resulting from Operations						94,691	17,301

Dividends and Distributions to Shareholders
From net investment income								(3,008)	(4,844)
From net realized gain on investments								–	(22,180)
				Total Dividends and Distributions				(3,008)	(27,024)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(156,067)	54,150
				Total increase (decrease) in net assets				(64,384)	44,427

Net Assets
Beginning of period								429,759	385,332
End of period (including undistributed net investment income as set forth below)							$ 365,375		$ 429,759
Undistributed (overdistributed) net investment income (loss)							$ 506		$ 2,529

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 7,860 $	20,322	$ 1,909 $	2,041 $	6,468 $	4,870 $	12,714
Reinvested	205	1,884	12	40	187	160	519
Redeemed	(6,065)	(185,739)	(550)	(2,056)	(5,156)	(5,089)	(10,603)
Net Increase (Decrease)	$ 2,000 $ (163,533) $		1,371 $	25 $	1,499 $	(59) $	2,630
Shares:
Sold	618	1,559	143	153	492	358	950
Reinvested	17	150	1	3	15	12	41
Redeemed	(484)	(14,582)	(44)	(158)	(393)	(393)	(810)
Net Increase (Decrease)	151	(12,873)	100	(2)	114	(23)	181
Year Ended October 31, 2009
Dollars:
Sold	$ 12,464 $	40,853	$ 1,966 $	3,792 $	8,725 $	7,982 $	17,444
Issued in acquisitions	–	–	161	380	1,643	250	101
Reinvested	4,325	13,093	249	1,044	2,620	1,614	4,067
Redeemed	(10,455)	(37,879)	(531)	(3,346)	(6,392)	(3,044)	(6,976)
Net Increase (Decrease)	$ 6,334 $	16,067	$ 1,845 $	1,870 $	6,596 $	6,802 $	14,636
Shares:
Sold	1,293	3,978	200	372	851	779	1,631
Issued in acquisitions	–	–	18	42	178	27	11
Reinvested	456	1,327	26	105	262	161	403
Redeemed	(1,104)	(4,028)	(51)	(315)	(626)	(289)	(676)
Net Increase (Decrease)	645	1,277	193	204	665	678	1,369

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (206) $	(1,884) $	(12) $	(40) $	(187) $	(160) $	(519)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (206) $	(1,884) $	(12) $	(40) $	(187) $	(160) $	(519)
Year Ended October 31, 2009
From net investment
income	$ (527) $	(2,799) $	(24) $	(111) $	(374) $	(283) $	(726)
From net realized gain on
investments	(3,802)	(10,302)	(225)	(933)	(2,246)	(1,331)	(3,341)
Total Dividends and
Distributions	$ (4,329) $	(13,101) $	(249) $	(1,044) $	(2,620) $	(1,614) $	(4,067)
See accompanying notes.

101

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Value Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 1,578		$ 3,768
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									12,122		(123,417)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									86,776		95,006
		Net Increase (Decrease) in Net Assets Resulting from Operations							100,476		(24,643)

Dividends and Distributions to Shareholders
From net investment income									(3,551)		(2,883)
					Total Dividends and Distributions				(3,551)		(2,883)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(52,491)		(2,427)
Redemption fees - Class A									–		1
				Total increase (decrease) in net assets					44,434		(29,952)

Net Assets
Beginning of period									412,978		442,930
End of period (including undistributed net investment income as set forth below)								$ 457,412		$ 412,978
Undistributed (overdistributed) net investment income (loss)								$ 755		$ 2,728

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,683 $	158	$ 536	$ 2,430 $	13,199 $	247	$ 770	$ 1,303	$ 765 $	6,769
Reinvested	49	–	–	124	3,045	4	20	84	38	174
Redeemed	(2,292)	(377)	(644)	(3,559)	(60,293)	(146)	(861)	(5,491)	(1,825)	(8,401)
Net Increase (Decrease)	$ (560) $	(219) $	(108) $	(1,005) $	(44,049) $	105	$ (71) $	(4,104) $	(1,022) $	(1,458)
Shares:
Sold	124	12	43	187	1,054	18	59	100	57	519
Reinvested	4	–	–	10	243	1	1	7	3	14
Redeemed	(179)	(30)	(51)	(286)	(4,547)	(12)	(66)	(423)	(142)	(644)
Net Increase (Decrease)	(51)	(18)	(8)	(89)	(3,250)	7	(6)	(316)	(82)	(111)
Year Ended October 31, 2009
Dollars:
Sold	$ 3,339 $	850	$ 2,237	$ 3,787 $	28,290 $	715	$ 1,276	$ 7,353	$ 1,548 $	7,268
Reinvested	19	–	–	48	2,637	1	–	21	32	119
Redeemed	(4,029)	(742)	(2,393)	(7,754)	(34,673)	(296)	(1,140)	(1,853)	(1,922)	(7,165)
Net Increase (Decrease)	$ (671) $	108	$ (156) $	(3,919) $	(3,746) $	420	$ 136	$ 5,521	$ (342) $	222
Shares:
Sold	314	77	206	366	2,646	67	118	686	143	655
Reinvested	2	–	–	4	238	–	–	2	3	11
Redeemed	(381)	(71)	(225)	(751)	(3,339)	(28)	(105)	(171)	(172)	(657)
Net Increase (Decrease)	(65)	6	(19)	(381)	(455)	39	13	517	(26)	9

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (55)	–	–	$ (124) $	(3,048) $	(4) $	(20) $	(84) $	(38) $	(178)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(55) $	–	$ –	$ (124) $	(3,048) $	(4) $	(20) $	(84) $	(38) $	(178)
Year Ended October 31, 2009
From net investment
income	$ (21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)

See accompanying notes.

102

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Value Fund I

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 553	$ 2,735
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	2,710	(99,169)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	42,652	98,976
Net Increase (Decrease) in Net Assets Resulting from Operations	45,915	2,542

Dividends and Distributions to Shareholders
From net investment income	(2,332)	(3,772)
Total Dividends and Distributions	(2,332)	(3,772)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(107,769)	(93,385)
Total increase (decrease) in net assets	(64,186)	(94,615)

Net Assets
Beginning of period	226,003	320,618
End of period (including undistributed net investment income as set forth below)	$ 161,817	$ 226,003
Undistributed (overdistributed) net investment income (loss)	$ 84	$ 1,863

	Institutional R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 14,587 $	327	$ 711 $	1,208 $	867 $	2,220
Reinvested	2,092	7	23	46	44	120
Redeemed	(115,493)	(353)	(1,363)	(3,095)	(1,514)	(8,203)
Net Increase (Decrease)	$ (98,814) $	(19) $	(629) $	(1,841) $	(603) $	(5,863)
Shares:
Sold	1,146	26	57	98	70	177
Reinvested	179	1	2	4	4	10
Redeemed	(9,712)	(30)	(112)	(251)	(127)	(697)
Net Increase (Decrease)	(8,387)	(3)	(53)	(149)	(53)	(510)
Year Ended October 31, 2009
Dollars:
Sold	$ 39,143 $	701	$ 1,170 $	2,022 $	1,480 $	5,252
Reinvested	3,502	–	14	64	47	145
Redeemed	(133,412)	(367)	(1,915)	(4,534)	(1,341)	(5,356)
Net Increase (Decrease)	$ (90,767) $	334	$ (731) $	(2,448) $	186 $	41
Shares:
Sold	4,116	74	123	204	152	529
Reinvested	355	–	1	7	5	15
Redeemed	(12,049)	(38)	(199)	(473)	(131)	(537)
Net Increase (Decrease)	(7,578)	36	(75)	(262)	26	7

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (2,092) $	(7) $	(23) $	(46) $	(44) $	(120)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(2,092) $	(7) $	(23) $	(46) $	(44) $	(120)
Year Ended October 31, 2009
From net investment
income	$ (3,502)	–	$ (14) $	(64) $	(47) $	(145)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(3,502) $	–	$ (14) $	(64) $	(47) $	(145)

See accompanying notes.

103

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Value Fund II

								Period Ended	Year Ended
								April 30, 2010	October 31, 2009
Operations
Net investment income (loss)							$ 751		$ 801
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								14,071	(61,826)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								132,177	85,722
		Net Increase (Decrease) in Net Assets Resulting from Operations						146,999	24,697

Dividends and Distributions to Shareholders
From net investment income								(1,204)	(1,334)
From net realized gain on investments								–	(14,302)
					Total Dividends and Distributions			(1,204)	(15,636)

Capital Share Transactions
Net increase (decrease) in capital share transactions								269,134	167,655
				Total increase (decrease) in net assets				414,929	176,716

Net Assets
Beginning of period								350,111	173,395
End of period (including undistributed net investment income as set forth below)							$ 765,040		$ 350,111
Undistributed (overdistributed) net investment income (loss)							$ 108		$ 618

	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,588	$ 290,043	$ 478	$ 365	$ 1,635	$ 698 $	1,544
Reinvested	–	1,191	–	–	–	1	12
Redeemed	(739)	(23,635)	(144)	(976)	(1,066)	(980)	(1,881)
Net Increase (Decrease)	$ 1,849	$ 267,599	$ 334	$ (611) $	569	$ (281) $	(325)
Shares:
Sold	312	36,643	58	45	211	88	190
Reinvested	–	158	–	–	–	–	2
Redeemed	(96)	(3,083)	(20)	(127)	(141)	(126)	(248)
Net Increase (Decrease)	216	33,718	38	(82)	70	(38)	(56)
Year Ended October 31, 2009
Dollars:
Sold	$ 1,038	$ 97,846	$ 263	$ 446	$ 1,609	$ 596 $	2,738
Issued in acquisitions	6,367	72,070	268	1,208	3,507	736	3,554
Reinvested	–	14,514	21	82	473	175	371
Redeemed	(832)	(32,308)	(97)	(532)	(1,736)	(1,069)	(3,653)
Net Increase (Decrease)	$ 6,573	$ 152,122	$ 455	$ 1,204	$ 3,853	$ 438 $	3,010
Shares:
Sold	163	13,726	44	73	264	101	436
Issued in acquisitions	1,106	12,513	48	216	620	130	621
Reinvested	–	2,627	4	16	88	32	68
Redeemed	(130)	(5,441)	(18)	(97)	(295)	(188)	(622)
Net Increase (Decrease)	1,139	23,425	78	208	677	75	503

Distributions:
Period Ended April 30, 2010
From net investment
income	–	$ (1,191)	–	–	–	$ (1) $	(12)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions	–	$ (1,191) $	–	$ –	$ –	$ (1) $	(12)
Year Ended October 31, 2009
From net investment
income	–	$ (1,300)	–	–	$ (2) $	(9) $	(23)
From net realized gain on
investments	–	(13,214)	(21)	(82)	(471)	(166)	(348)
Total Dividends and Distributions	–	$ (14,514) $	(21) $	(82) $	(473) $	(175) $	(371)

See accompanying notes.

104

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2010, the Fund consists of 67 separate funds. The financial statements for Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Preferred Securities Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund I and SmallCap Value Fund II (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares. Certain detailed financial information for Class A, Class B and Class C shares is provided separately.

The sole shareholder of the Class S shares of the Fund redeemed all shares in November 2009. On November 23, 2009 the Class S shares ceased operations.

Effective November 21, 2008, International Fund I acquired all the assets and assumed all the liabilities of Global Equity Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from Global Equity Fund I for shares of International Fund I at an approximate exchange rate of .82 for Institutional, R-1, R-4 and R-5 classes of shares, and .83 for R-2 and R-3 classes of shares. The aggregate net assets of Global Equity Fund I and International Fund I immediately prior to the acquisition were approximately $16,187,000 (including approximately $12,069,000 of accumulated realized losses, and $1,000 of unrealized appreciation) and $796,019,000, respectively. The aggregate net assets of International Fund I immediately following the acquisition were $812,206,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective November 21, 2008, MidCap Growth Fund III acquired all the assets and assumed all the liabilities of MidCap Growth Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Growth Fund I for shares of MidCap Growth Fund III at an approximate exchange rate of 1.14, 1.13, 1.14, 1.14, 1.13, 1.10, 1.11, and 1.10 for Class A, Class C, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Growth Fund I and MidCap Growth Fund III immediately prior to the acquisition were approximately $140,396,000 (including approximately $17,169,000 of accumulated realized losses, and $115,257,000 of unrealized appreciation) and $427,940,000, respectively. The aggregate net assets of MidCap Growth Fund III immediately following the acquisition were $568,336,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective November 21, 2008, SmallCap S&P 600 Index Fund acquired all the assets and assumed all the liabilities of SmallCap Blend Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a taxable exchange of shares from SmallCap Blend Fund I for shares of SmallCap S&P 600 Index Fund at an approximate exchange rate of .77, .75, .73, .73, .74 and .74 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of SmallCap Blend Fund I and SmallCap S&P 600 Index Fund immediately prior to the acquisition were approximately $2,535,000 and $273,861,000, respectively. The aggregate net assets of SmallCap S&P 600 Index Fund immediately following the acquisition were $276,396,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective December 15, 2008, the initial purchases of $45,000 of Class A and Class C shares and $10,000 of Institutional class shares of Global Diversified Income Fund were made by the Manager.

Effective December 15, 2008 the initial purchases of $10,000 of Class J, R-1, R-2, R-3, R-4, and R-5 class shares of Mortgage Securities Fund were made by Principal Life Insurance Company.

Effective March 2, 2009, the initial purchases of $10,000 of Class A, Class B, Class C, and Class J shares of MidCap Value Fund I were made by Principal Life Insurance Company.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

1. Organization (Continued)

Effective March 2, 2009, the initial purchase of $10,000 of Class J shares of SmallCap Value Fund II was made by Principal Life Insurance Company.

Effective April 9, 2009, Mortgage Securities Fund acquired all the assets and assumed all the liabilities of Government & High Quality Bond Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from Government & High Quality Bond Fund for shares of Mortgage Securities Fund at an approximate exchange rate of .85 for Class A, Class B, Class C, Class J, Institutional, R-1, R-4 and R-5 shares, and an approximate exchange rate of .84 for R-2 and R-3 classes of shares. The aggregate net assets of Government & High Quality Bond Fund and Mortgage Securities Fund immediately prior to the acquisition were approximately $337,801,000 ($63,445,000 of accumulated realized losses, and $9,055,000 of unrealized appreciation) and $992,148,000, respectively. The aggregate net assets of Mortgage Securities Fund immediately following the acquisition were $1,329,949,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, LargeCap Value Fund I acquired all the assets and assumed all the liabilities of LargeCap Value Fund II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from LargeCap Value Fund II for shares of LargeCap Value Fund I at an approximate exchange rate of .80, .80, .81, .81, .81 and .80 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of LargeCap Value Fund II and LargeCap Value Fund I immediately prior to the acquisition were approximately $102,278,000 ($51,724,000 of accumulated realized losses, and $5,542,000 of unrealized depreciation) and $970,593,000, respectively. The aggregate net assets of LargeCap Value Fund I immediately following the acquisition were $1,072,871,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, MidCap Growth Fund III acquired all the assets and assumed all the liabilities of MidCap Growth Fund II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Growth Fund II for shares of MidCap Growth Fund III at an approximate exchange rate of .95, .94, .94, .91, .92 and .91 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Growth Fund II and MidCap Growth Fund III immediately prior to the acquisition were approximately $196,746,000 ($155,439,000 of accumulated realized losses, and $22,810,000 of unrealized depreciation) and $782,207,000, respectively. The aggregate net assets of MidCap Growth Fund III immediately following the acquisition were $978,953,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, MidCap Value Fund I acquired all the assets and assumed all the liabilities of MidCap Value Fund II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Value Fund II for shares of MidCap Value Fund I at an approximate exchange rate of .87, .87, .87, .83, .87, .88, .85, .87, .86 and .87 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Value Fund II and MidCap Value Fund I immediately prior to the acquisition were approximately $237,700,000 ($272,054,000 of accumulated realized losses, and $1,956,000 of unrealized depreciation) and $714,577,000, respectively. The aggregate net assets of MidCap Value Fund I immediately following the acquisition were $952,277,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, SmallCap Value Fund II acquired all the assets and assumed all the liabilities of SmallCap Value Fund III pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from SmallCap Value Fund III for shares of SmallCap Value Fund II at an approximate exchange rate of 1.08, 1.21, 1.19, 1.14, 1.15, 1.17 and 1.19 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of SmallCap Value Fund II and SmallCap Value Fund III immediately prior to the acquisition were approximately $87,710,000 ($46,294,000 of accumulated realized losses, and $9,346,000 of unrealized depreciation) and $151,113,000, respectively. The aggregate net assets of SmallCap Value Fund III immediately following the acquisition were $238,823,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, SmallCap Growth Fund I acquired all the assets and assumed all the liabilities of SmallCap Growth Fund III pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from SmallCap Growth Fund III for shares of SmallCap Growth Fund I at an approximate exchange rate of .94, .94, .97, .96, .95 and .95 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The aggregate net assets of SmallCap Growth Fund I and SmallCap Growth Fund III immediately prior to the acquisition were approximately $169,225,000 ($187,252,000 of accumulated realized losses, and $19,226,000 of unrealized appreciation) and $145,731,000, respectively. The aggregate net assets of SmallCap Growth Fund I immediately following the acquisition were $314,956,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

1. Organization (Continued)

Effective June 5, 2009, Class C shares of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund, discontinued operations and converted to Class A shares. The following table reflects the shares and dollars converted to Class A shares. The amounts shown are also included in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class C (amounts in thousands).

	Shares	Dollars
Principal LifeTime 2010 Fund	437	$ 3,884
Principal LifeTime 2020 Fund	523	4,717
Principal LifeTime 2030 Fund	639	5,604
Principal LifeTime 2040 Fund	295	2,568
Principal LifeTime 2050 Fund	166	1,396
Principal LifeTime Strategic Income Fund	312	2,821

Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

Effective September 30, 2009, the initial purchase of $10,000 of Class J shares of Income Fund was made by Principal Management Corporation.

Effective October 23, 2009, MidCap Blend Fund acquired all the assets and assumed all the liabilities of MidCap Stock Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Stock Fund for shares of MidCap Blend Fund at an approximate exchange rate of 1.22, 1.13, 1.14 and 1.21 for Class A, Class B, Class C, and Institutional classes of shares respectively. The aggregate net assets of MidCap Stock Fund and MidCap Blend Fund immediately prior to the acquisition were approximately $420,171,000 ($303,000 of accumulated realized losses, and $17,851,000 of unrealized appreciation) and $723,874,000, respectively. The aggregate net assets of MidCap Blend Fund immediately following the acquisition were $1,144,045,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

On December 14, 2009, the Board of Directors of Principal Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of High Quality Intermediate-Term Bond Fund by Bond Market Index Fund. The proposal was submitted for a shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. held on May 10, 2010. The acquisition was completed on May 14, 2010.

Effective December 20, 2009, Money Market Fund acquired all the assets and assumed all the liabilities of Ultra Short Bond Fund pursuant to a plan of acquisition approved by the shareholders on December 15, 2009. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 19,180,000 shares from Ultra Short Bond Fund for 134,909,000 shares valued at 134,909,000 of Money Market Fund at an approximate exchange rate of 7.04, 7.04, 6.99, 7.04, 6.99, 6.99, 7.01, 6.98, 7.03, for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares, respectively. The investment securities of Ultra Short Bond Fund, with a fair value of approximately $131,525,000 and a cost of $131,913,000 at December 20, 2009 were the primary assets acquired by Money Market Fund. For financial reporting purposes, assets received and shares issued by Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Ultra Short Bond Fund were carried forward to align ongoing reporting of Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Ultra Short Bond Fund and Money Market Fund immediately prior to the acquisition were approximately $134,910,000 (including approximately $64,643,000 of accumulated realized losses) and $1,544,659,000, respectively. The aggregate net assets of Money Market Fund immediately following the acquisition were $1,679,569,000.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year for Money Market Fund, Money Market Fund’s pro forma results of operations for the period ended April 30, 2010, would have been $33,000 of net investment income, $324,000 of net realized and unrealized loss on investments, and $357,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Ultra Short Bond Fund that have been included in Money Market Fund’s statement of operations since December 20, 2009.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

1. Organization (Continued)

Effective March 1, 2010, Class B shares of the Funds are no longer available for purchase (including investments through an automated investment plan), except through exchanges and dividend reinvestments. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares. Shareholders who owned class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Fund’s Class B shares in accordance with the Funds’ current policies. All other features of Class B shares, including 12b-1 distribution and/or service fees, contingent deferred sales charge schedules, and conversion features, remain unchanged and continue in effect.

Effective March 1, 2010, the initial purchases of $10,000 of R-1, R-2, R-3, R-4 and R-5 classes of shares of Equity Income Fund, Income Fund and Principal Capital Appreciation Fund, respectively, were made by Principal Management Corporation.

On March 8, 2010, the Board of Directors of Principal Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of LargeCap Blend Fund I by LargeCap S&P 500 Index Fund. The proposal will be submitted for a shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for July 2010.

On March 8, 2010, the Board of Directors of Principal Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of Short-Term Bond Fund by Short-Term Income Fund. The proposal will be submitted for a shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for July 2010.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

				International
Diversified		Global Real Estate		Emerging
International Fund		Securities Fund		Markets Fund		International Fund I
Euro	21.8%	United States Dollar	40.6%	United States Dollar	23.5%	Euro	27.8%
Japanese Yen	18.7	Hong Kong Dollar	13.2	Hong Kong Dollar	16.3	British Pound	19.9
British Pound	14.3	Australian Dollar	10.9	South Korean Won	13.9	Japanese Yen	19.7
Canadian Dollar	6.9	Japanese Yen	9.9	Taiwan Dollar	10.1	Swiss Franc	7.9
Swiss Franc	6.8	Euro	7.7	Brazilian Real	9.1	Australian Dollar	6.7
United States Dollar	5.3	British Pound	5.3	South African Rand	6.8

International		International
Growth Fund		Value Fund I
Euro	22.1%	Euro	37.6%
Japanese Yen	21.1	Japanese Yen	19.7
British Pound	17.8	British Pound	15.5
Swiss Franc	11.3	Swiss Franc	7.9
Canadian Dollar	7.3
Australian Dollar	7.0

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Funds and SAM Portfolios bear directly, each of the Principal LifeTime Funds and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Funds and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Short-Term Bond Fund and Short-Term Income Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2010, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2006-2009. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds may be subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2010, Diversified International Fund had a foreign tax refund receivable of $42,000, no deferred tax liability, and an approximate capital loss carryforward of $3,014,000 that expires in 2017, and International Emerging Markets Fund had a foreign tax refund receivable of $158,000, no deferred tax liability, and an approximate capital loss carryforward of $16,678,000 that expires in 2017, relating to Indian securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2010, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of April 30, 2010 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .125% on the amount of the line of credit. During the period ended April 30, 2010, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund I, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, Preferred Securities Fund, Principal Capital Appreciation Fund, Short-Term Bond Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Value Fund I, and SmallCap Value Fund II each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. Certain of the Funds may write call and put options on futures, swaps, securities or currencies it owns and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2010, were as follows:

Core Plus Bond Fund I	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	2,071	490,500,000	$6,558
Options written	89,507,509	1,100,100,000	10,213
Options expired	(66,205,969)	—	(2,761)
Options closed	(62)	(742,500,000)	(6,525)
Options exercised	(28)	—	(7)
Balance at end of period	23,303,521	848,100,000	7,478

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Reimbursement from Custodian. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral is usually invested in short-term securities and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2010, the Funds had no securities on loan.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Short Sales. Certain of the Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Swap Agreements. Certain of the Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3. Operating Policies (Continued)

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2010 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Details of credit default swaps where the Funds sold protection as of April 30, 2010 are as follows (amounts shown in thousands):

Credit Default Swaps on Credit Indices – Sell Protection

							Unrealized
Counterparty	Reference	(Pay)/Receive	Expiration	Notional	Market	Upfront Premiums	Appreciation/
(Issuer)	Entity	Fixed Rate	Date	Amount(1)	Value(2)	Paid/(Received)	(Depreciation)
Bond & Mortgage Securities Fund
Deutsche Bank AG	CMBX.NA.AM4	0.50%	02/17/2051	$ 1,750	$ (359)	$ (393)	$34
Goldman Sachs	CMBX.NA.AJ4	0.96	02/17/2051	1,750	(743)	(787)	44
			Total	$3,500	$(1,102)	$(1,180)	$78

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection

				Implied
				Credit			Upfront
		(Pay)/		Spread as			Premiums	Unrealized
Counterparty	Reference	Receive	Expiration of April 30,		Notional	Market	Paid/	Appreciation/
(Issuer)	Entity	Fixed Rate	Date	2010 (3)	Amount(1)	Value(2)	(Received) (Depreciation)

Core Plus Bond Fund I
Bank of America NA	Japanese Govt Bond (20Y):	1.00%	03/20/2015	0.68%	$ 500	$ 7	$ 5	$ 2
	2.00%; 03/21/2022
Bank of America NA	Berkshire Hathaway Finance	1.00	03/20/2015	1.12	2,200	(11)	(37)	26
	Corp: 4.63%; 10/15/2013
Bank of America NA	France (Govt of) OAT BD;	0.25	03/20/2015	0.60	1,000	(16)	(16)	—
	4.25%; 04/25/2019
Barclays Bank PLC	United Mexican States;	1.00	03/20/2015	1.12	1,500	(8)	(32)	24
	7.50%; 04/08/2033
Barclays Bank PLC	Republic of Brazil Global	1.00	06/20/2015	1.22	500	(5)	(7)	2
	Bond; 12.25%; 03/06/2030
Barclays Bank PLC	Citigroup Inc; 6.50%;	1.00	03/20/2011	1.10	400	—	(2)	2
	01/18/2011
Citibank NA	United Mexican States;	1.00	03/20/2015	1.12	1,500	(8)	(33)	25
	7.50%: 04/08/2033
Citibank NA	France (Govt of) OAT BD;	0.25	03/20/2015	0.60	1,400	(23)	(22)	(1)
	4.25%; 04/25/2019
Deutsche Bank AG	Republic of Brazil Global	1.00	06/20/2015	1.22	600	(6)	(6)	—
	Bond; 12.25%; 03/06/2030
Deutsche Bank AG	UK Gilt; 4.25%; 06/07/2032	1.00	12/20/2014	0.74	200	2	1	1
Deutsche Bank AG	SLM Corp; 5.13%;	5.00	09/20/2010	2.58	100	1	(3)	4
	08/27/2012
Deutsche Bank AG	United Mexican States;	1.00	03/20/2015	1.12	800	(4)	(17)	13
	7.50%; 04/08/2033
Deutsche Bank AG	General Electric Capital	4.23	12/20/2013	1.13	800	86	—	86
	Corp.; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	4.30	12/20/2013	1.13	300	33	—	33
	Corp.; 5.63
Deutsche Bank AG	General Electric Capital	4.75	12/20/2013	1.13	100	13	—	13
	Corp.; 5.63
Deutsche Bank AG	General Electric Capital	4.90	12/20/2013	1.13	300	39	—	39
	Corp.; 5.63%; 09/15/2017
Deutsche Bank AG	Japanese Govt Bond (20Y);	1.00	03/20/2015	0.68	1,000	14	11	3
	2.00%; 03/21/2022
Goldman Sachs	Berkshire Hathaway Finance	1.00	03/20/2015	1.12	1,100	(6)	(19)	13
International	Corp; 4.63%; 10/15/2013

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3.	Operating Policies (Continued)

				Implied
				Credit			Upfront
		(Pay)/		Spread as			Premiums	Unrealized
Counterparty	Reference	Receive	Expiration of April 30,		Notional	Market	Paid/	Appreciation/
(Issuer)	Entity	Fixed Rate	Date	2010 (3)	Amount(1)	Value(2)	(Received) (Depreciation)
Goldman Sachs	Citigroup Inc; 6.50%;	1.00%	03/20/2011	1.10%	$ 500	$ —	$ (2)	$ 2
International	01/18/2011
Goldman Sachs	Republic of Brazil Global	1.00	06/20/2015	1.22	500	(5)	(6)	1
International	Bond; 12.25%; 03/06/2030
Goldman Sachs	France (Govt of) OAT BD;	0.25	03/20/2015	0.60	900	(15)	(15)	—
International	4.25%l 04/25/2019
Goldman Sachs
International	UK Gilt; 4.25%; 06/07/2032	1.00	06/20/2015	0.76	12,300	143	111	32
HSBC Bank USA,	Republic of Brazil Global	1.00	06/20/2015	1.22	4,400	(45)	(47)	2
N.A.	Bond; 12.25%; 03/06/2030
HSBC Bank USA,	Republic of Brazil Global	1.00	06/20/2015	1.22	2,100	(22)	(22)	—
N.A.	Bond; 12.25
Morgan Stanley	Republic of Brazil Global	1.00	06/20/2015	1.22	600	(6)	(6)	—
Capital Services Inc.	Bond; 12.25
Royal Bond of	France (Govt of) OAT BD;	0.25	03/20/2015	0.60	1,400	(23)	(23)	—
Scotland PLC	4.25%; 04/25/2019
UBS AG Stamford	Berkshire Hathaway Finance	1.00	03/20/2015	1.12	1,100	(6)	(19)	13
	Corp; 4.63%; 10/15/2013
UBS AG Stamford	Citigroup Inc; 6.50%;	1.00	03/20/2011	1.10	1,200	(1)	(5)	4
	01/18/2011
				Total	$39,300	$128	$(211)	$339

(1) The maximum potential payment amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

As of April 30, 2010, counterparties had pledged collateral for swap agreements of $8,530,000 for Core Plus Bond Fund I.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2010		Liability Derivatives April 30, 2010
Derivatives not accounted for as		Fair		Fair
hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$174	Payables, Net Assets Consist of Net unrealized	$22,020
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	53	Payables	1
Interest rate contracts			Payables, Net Assets Consist of Net unrealized	386*
appreciation (depreciation) of investments

	Total	$227		$22,407
Core Plus Bond Fund I
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$340	Payables, Net Assets Consist of Net unrealized	$7
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	2,891	Payables	526
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	16,618*	Payables, Net Assets Consist of Net unrealized	3,919*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
	Total	$19,849		$4,452
Global Real Estate Securities Fund
Foreign exchange contracts	Receivables	$5	Payables	$3
Inflation Protection Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$79*	Payables, Net Assets Consist of Net unrealized	$6*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	161*	Payables, Net Assets Consist of Net unrealized	$834*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
International Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$208*	Payables, Net Assets Consist of Net unrealized	$755*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Blend Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$674*
appreciation (depreciation) of investments
LargeCap Blend Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$98*
appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$675*
appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

3. Operating Policies (Continued)

	Asset Derivatives April 30, 2010		Liability Derivatives April 30, 2010
Derivatives not accounted for as		Fair		Fair
hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap Growth Fund II
Equity contracts			Payables, Net Assets Consist of Net unrealized	$91*
appreciation (depreciation) of investments
Foreign exchange contracts			Payables	2
	Total			$93
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$755*
appreciation (depreciation) of investments
LargeCap Value Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$357*	Payables, Net Assets Consist of Net unrealized	$15*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$611*
appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts			Payables, Net Assets Consist of Net unrealized	$568*
appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$894*
appreciation (depreciation) of investments
MidCap S&P 400 Index Fund
Equity contracts			Payables, Net Assets Consist of Net unrealized	$79*
appreciation (depreciation) of investments
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$1,801*
appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$11*
appreciation (depreciation) of investments
Short-Term Income Fund
Interest rate contracts			Payables, Net Assets Consist of Net unrealized	$149*
appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$144*
appreciation (depreciation) of investments
SmallCap Growth Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$174*
appreciation (depreciation) of investments
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$1,515*
appreciation (depreciation) of investments
SmallCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$34*
appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts			Payables, Net Assets Consist of Net unrealized	$66*
appreciation (depreciation) of investments
SmallCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$286*
appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$2,111*
appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Derivatives Not		Realized Gain or (Loss)	Change in Unrealized Appreciation
Accounted for as	Location of Gain or (Loss) On Derivatives Recognized in	on Derivatives Recognized	or (depreciation) of Derivatives
Hedging Instruments	Operations	in Operations	Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap agreements/Change in	$(6,772)	$(1,866)
	unrealized appreciation/depreciation of Swap agreements
Foreign exchange	Net realized gain (loss) from Foreign currency	158	52
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	322	(165)
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements
	Total	$(6,292)	$(1,979)
Core Plus Bond Fund I
Credit contracts	Net realized gain (loss) from Swap agreements/Change in	$ 29	$ 199
	unrealized appreciation/depreciation of Swap agreements
Foreign exchange	Net realized gain (loss) from Foreign currency	6,614	1,947
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	21,582	2,466
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements
	Total	$28,225	$4,612
Disciplined LargeCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$12,477	$327
	unrealized appreciation/depreciation of Futures contracts
Global Real Estate Securities fund
Foreign exchange	Net realized gain (loss) from Foreign currency	$(3)	$12
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies
High Quality Intermediate-Term Bond Fund
Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$68	$(45)
	unrealized appreciation/depreciation of Futures contracts
Inflation Protection Fund
Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	$949	$(58)
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements
International Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	390	(27)
	unrealized appreciation/depreciation of Futures contracts
International Value Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$36	$(56)
	unrealized appreciation/depreciation of Futures contracts
LargeCap Blend Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$2,840	$1,299
	unrealized appreciation/depreciation of Futures contracts
LargeCap Blend Fund II
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$2,149	$396
	unrealized appreciation/depreciation of Futures contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$5,390	$1,825
	unrealized appreciation/depreciation of Futures contracts
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$4,335	$997
	unrealized appreciation/depreciation of Futures contracts
Foreign exchange	Net realized gain (loss) from Foreign currency	280	(15)
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies
	Total	$4,615	$982
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(2,132)	$1,371
	unrealized appreciation/depreciation of Futures contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$843	$708
	unrealized appreciation/depreciation of Futures contracts
LargeCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$5,286	$1,712
	unrealized appreciation/depreciation of Futures contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$3,310	$313
	unrealized appreciation/depreciation of Futures contracts

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	April 30, 2010 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives Not		Realized Gain or (Loss)	Appreciation or (depreciation)
Accounted for as	Location of Gain or (Loss) On Derivatives Recognized in	on Derivatives Recognized	of Derivatives
Hedging Instruments	Operations	in Operations	Recognized in Operations
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$5,980	$3,403
	unrealized appreciation/depreciation of Futures contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$1,286	$62
	unrealized appreciation/depreciation of Futures contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$7,934	$3,772
	unrealized appreciation/depreciation of Futures contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$45	$35
	unrealized appreciation/depreciation of Futures contracts
Short-Term Income Fund
Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$(779)	$170
	unrealized appreciation/depreciation of Futures contracts
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$310	$213
	unrealized appreciation/depreciation of Futures contracts
SmallCap Growth Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$354	$214
	unrealized appreciation/depreciation of Futures contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$2,234	3,480
	unrealized appreciation/depreciation of Futures contracts
SmallCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$1,693	$485
	unrealized appreciation/depreciation of Futures contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(2,413)	544
	unrealized appreciation/depreciation of Futures contracts
SmallCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(201)	$1,365
	unrealized appreciation/depreciation of Futures contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$704	$3,393
	unrealized appreciation/depreciation of Futures contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by the certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2010.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of April 30, 2010, there were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

The following is a summary of the inputs used as of April 30, 2010, in valuing the Funds’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	—	1,302,240	50,779	1,353,019
Convertible Bonds	—	6,283	—	6,283
Municipal Bonds	—	5,970	—	5,970
Repurchase Agreements	—	79,210	—	79,210
Senior Floating Rate Interests	—	31,320	—	31,320
U.S. Government & Government Agency Obligations	—	875,846	—	875,846
Total investments in securities $	—	$ 2,300,869	$ 50,779	$ 2,351,648
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 174	$ —	$ 174
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 53	$ —	$ 53
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (22,020)	$ —	$ (22,020)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (1)	$ —	$ (1)
Interest Rate Contracts**
Futures	$ (297)	$ —	$ —	$ (297)
Interest Rate Swaps	$ —	$ (89)	$ —	$ (89)

Core Plus Bond Fund I
Bonds	—	1,065,783	50,280	1,116,063
Commercial Paper	—	72,569	—	72,569
Convertible Preferred Stocks
Financial	—	5,719	—	5,719
Municipal Bonds	—	74,997	—	74,997
Repurchase Agreements	—	729,100	—	729,100
Senior Floating Rate Interests	—	2,306	—	2,306
U.S. Government & Government Agency Obligations	—	677,986	20,813	698,799
Total investments in securities $	—	$ 2,628,460	$ 71,093	$ 2,699,553
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 238	$ 102	$ 340
Credit Default Swaptions	$ —	$ 1	$ —	$ 1
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 2,891	$ —	$ 2,891
Options	$ —	$ 36	$ —	$ 36
Interest Rate Contracts**
Futures	$ 11,102	$ —	$ —	$ 11,102
Inflation Floors	$ —	$ 1	$ 29	$ 30
Interest Rate Swaps	$ —	$ 5,516	$ —	$ 5,516
Interest Rate Swaptions	$ —	$ 1,051	$ —	$ 1,051
Options	$ —	$ 186	$ —	$ 186
Short Sales**	$ —	$ 36	$ —	$ 36
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (1)	$ —	$ (1)
Credit Default Swaptions	$ —	$ (3)	$ —	$ (3)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (526)	$ —	$ (526)
Interest Rate Contracts**
Interest Rate Swaps	$ —	$ —	$ (696)	$ (696)
Interest Rate Swaptions	$ —	$ (422)	$ —	$ (422)
Options	$ —	$ (108)	$ —	$ (108)

Disciplined LargeCap Blend Fund
Common Stocks*	1,347,195	—	—	1,347,195
Repurchase Agreements	—	2,863	—	2,863
Total investments in securities $	1,347,195	$ 2,863	$ —	$ 1,350,058

NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Fund
Common Stocks
Basic Materials	12,096	144,132	—	156,228
Communications	10,367	118,315	—	128,682
Consumer, Cyclical	599	206,102	—	206,701
Consumer, Non-cyclical	7,091	235,633	—	242,724
Diversified	—	26,941	—	26,941
Energy	16,425	144,915	—	161,340
Financial	2,887	396,081	26	398,994
Industrial	400	179,433	—	179,833
Technology	4,624	88,708	—	93,332
Utilities	—	49,583	—	49,583
Preferred Stocks
Basic Materials	—	11,293	—	11,293
Communications	—	5,898	—	5,898
Consumer, Non-cyclical	—	9,716	—	9,716
Financial	—	5,650	—	5,650
Utilities	—	1,226	—	1,226
Repurchase Agreements	—	21,100	—	21,100
Total investments in securities $	54,489	$ 1,644,726	$ 26	$ 1,699,241

Equity Income Fund
Bonds	—	3,936	—	3,936
Common Stocks
Basic Materials	73,196	—	—	73,196
Communications	153,737	—	—	153,737
Consumer, Cyclical	268,359	—	—	268,359
Consumer, Non-cyclical	388,351	—	—	388,351
Energy	300,212	—	—	300,212
Financial	527,365	11,568	—	538,933
Industrial	284,785	—	—	284,785
Technology	160,716	—	—	160,716
Utilities	178,806	—	—	178,806
Preferred Stocks
Financial	—	19,926	—	19,926
Repurchase Agreements	—	65,474	—	65,474
U.S. Government & Government Agency Obligations	—	196	—	196
Total investments in securities $	2,335,527	$ 101,100	$ —	$ 2,436,627

Global Diversified Income Fund
Bonds	—	227,891	9,316	237,207
Common Stocks
Basic Materials	655	1,134	—	1,789
Communications	1,382	2,065	—	3,447
Consumer, Cyclical	3,738	2,353	—	6,091
Consumer, Non-cyclical	3,738	955	—	4,693
Energy	43,937	3,485	—	47,422
Exchange Traded Funds	2,527	—	—	2,527
Financial	30,296	31,927	—	62,223
Industrial	1,882	2,659	—	4,541
Technology	612	—	—	612
Utilities	1,543	565	—	2,108
Convertible Bonds	—	76	—	76
Preferred Stocks
Communications	—	2,783	—	2,783
Energy	—	72	—	72
Financial	—	34,074	451	34,525
Utilities	—	1,371	—	1,371
Repurchase Agreements	—	13,044	—	13,044
Senior Floating Rate Interests	—	2,369	—	2,369
Total investments in securities $	90,310	$ 326,823	$ 9,767	$ 426,900

NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	97	63	—	160
Consumer, Non-cyclical	73	—	—	73
Diversified	—	81	—	81
Exchange Traded Funds	—	15	—	15
Financial	4,838	6,980	—	11,818
Total investments in securities $	5,008	$ 7,139	$ —	$ 12,147
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 5	$ —	$ 5
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (3)	$ —	$ (3)

Government & High Quality Bond Fund
Bonds	—	420,074	—	420,074
Repurchase Agreements	—	67,448	—	67,448
U.S. Government & Government Agency Obligations	—	1,072,755	—	1,072,755
Total investments in securities $	—	$ 1,560,277	$ —	$ 1,560,277

High Quality Intermediate-Term Bond Fund
Bonds	—	24,909	1,004	25,913
Municipal Bonds	—	189	—	189
Repurchase Agreements	—	1,148	—	1,148
U.S. Government & Government Agency Obligations	—	16,954	—	16,954
Total investments in securities $	—	$ 43,200	$ 1,004	$ 44,204

High Yield Fund
Bonds	—	2,361,015	74,160	2,435,175
Common Stocks
Consumer, Cyclical	—	30,839	942	31,781
Consumer, Non-cyclical	933	—	—	933
Industrial	7,921	—	—	7,921
Convertible Bonds	—	140,140	—	140,140
Convertible Preferred Stocks
Financial	—	6,280	—	6,280
Preferred Stocks
Government	—	2,093	—	2,093
Repurchase Agreements	—	90,830	—	90,830
Senior Floating Rate Interests	—	298,109	—	298,109
Total investments in securities $	8,854	$ 2,929,306	$ 75,102	$ 3,013,262

High Yield Fund I
Bonds	—	1,045,645	12,793	1,058,438
Common Stocks
Communications	1,594	—	—	1,594
Consumer, Cyclical	—	—	108	108
Consumer, Non-cyclical	1,055	204	22	1,281
Industrial	66	—	404	470
Technology	360	—	150	510
Convertible Preferred Stocks
Consumer, Cyclical	—	1,503	—	1,503
Preferred Stocks
Consumer, Cyclical	—	624	—	624
Consumer, Non-cyclical	—	—	58	58
Financial	—	595	4,032	4,627
Repurchase Agreements	—	50,509	—	50,509
Senior Floating Rate Interests	—	77,803	6,470	84,273
Total investments in securities $	3,075	$ 1,176,883	$ 24,037	$ 1,203,995

Income Fund
Bonds	—	826,717	14,570	841,287
Convertible Bonds	—	14,882	—	14,882
Repurchase Agreements	—	36,800	—	36,800
Senior Floating Rate Interests	—	10,235	—	10,235
U.S. Government & Government Agency Obligations	—	269,990	—	269,990
Total investments in securities $	—	$ 1,158,624	$ 14,570	$ 1,173,194

NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Inflation Protection Fund
Bonds	—	23,782	7,522	31,304
U.S. Government & Government Agency Obligations	—	456,959	—	456,959
Total investments in securities $	—	$ 480,741	$ 7,522	$ 488,263
Assets
Interest Rate Contracts**
Futures	$ 79	$ —	$ —	$ 79
Liabilities
Interest Rate Contracts**
Futures	$ (6)	$ —	$ —	$ (6)

International Emerging Markets Fund
Common Stocks
Basic Materials	64,853	94,103	—	158,956
Communications	47,033	71,118	—	118,151
Consumer, Cyclical	3,410	132,481	—	135,891
Consumer, Non-cyclical	39,468	50,085	—	89,553
Diversified	—	35,255	—	35,255
Energy	80,313	101,463	—	181,776
Financial	16,484	306,314	—	322,798
Industrial	—	84,689	—	84,689
Technology	24,243	138,604	—	162,847
Utilities	3,581	26,000	—	29,581
Preferred Stocks
Basic Materials	—	55,319	—	55,319
Financial	—	32,388	—	32,388
Utilities	—	3,896	—	3,896
Repurchase Agreements	—	19,002	—	19,002
Total investments in securities $	279,385	$ 1,150,717	$ —	$ 1,430,102

International Fund I
Common Stocks
Basic Materials	6,331	126,598	—	132,929
Communications	4,018	94,568	—	98,586
Consumer, Cyclical	—	155,431	—	155,431
Consumer, Non-cyclical	—	248,086	—	248,086
Diversified	—	32,476	—	32,476
Energy	—	121,269	—	121,269
Financial	13,854	316,721	—	330,575
Industrial	—	143,765	—	143,765
Technology	—	61,724	—	61,724
Utilities	—	55,753	—	55,753
Preferred Stocks
Consumer, Cyclical	—	133	—	133
Consumer, Non-cyclical	—	876	—	876
Repurchase Agreements	—	37,638	—	37,638
Total investments in securities $	24,203	$ 1,395,038	$ —	$ 1,419,241
Assets
Equity Contracts**
Futures	$ 161	$ —	$ —	$ 161
Liabilities
Equity Contracts**
Futures	$ (834)	$ —	$ —	$ (834)

International Growth Fund
Common Stocks
Basic Materials	—	179,797	—	179,797
Communications	—	87,416	—	87,416
Consumer, Cyclical	—	198,546	—	198,546
Consumer, Non-cyclical	78	300,961	—	301,039
Energy	—	104,799	—	104,799
Exchange Traded Funds	13,152	—	—	13,152
Financial	—	218,006	—	218,006
Industrial	—	141,219	—	141,219
Technology	—	39,844	—	39,844
Utilities	—	24,585	—	24,585
Preferred Stocks
Communications	—	5,682	—	5,682
Consumer, Non-cyclical	—	6,042	—	6,042
Repurchase Agreements	—	20,130	—	20,130
Total investments in securities $	13,230	$ 1,327,027	$ —	$ 1,340,257

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International Value Fund I
Common Stocks
Basic Materials	—	87,936	—	87,936
Communications	—	93,882	—	93,882
Consumer, Cyclical	—	117,607	—	117,607
Consumer, Non-cyclical	—	94,646	—	94,646
Diversified	—	4,660	—	4,660
Energy	—	83,001	—	83,001
Financial	2	270,277	1	270,280
Industrial	—	168,631	—	168,631
Technology	—	18,836	—	18,836
Utilities	—	54,519	—	54,519
Repurchase Agreements	—	34,329	—	34,329
Total investments in securities $	2	$ 1,028,324	$ 1	$ 1,028,327
Assets
Equity Contracts**
Futures	$ 208	$ —	$ —	$ 208
Liabilities
Equity Contracts**
Futures	$ (755)	$ —	$ —	$ (755)

LargeCap Blend Fund I
Common Stocks*	1,011,692	—	—	1,011,692
Repurchase Agreements	—	23,873	—	23,873
Total investments in securities $	1,011,692	$ 23,873	$ —	$ 1,035,565
Assets
Equity Contracts**
Futures	$ 674	$ —	$ —	$ 674

LargeCap Blend Fund II
Common Stocks*	790,858	—	—	790,858
Repurchase Agreements	—	6,640	—	6,640
Total investments in securities $	790,858	$ 6,640	$ —	$ 797,498
Assets
Equity Contracts**
Futures	$ 98	$ —	$ —	$ 98

LargeCap Growth Fund
Common Stocks*	2,229,198	—	—	2,229,198
Repurchase Agreements	—	91,141	—	91,141
Total investments in securities $	2,229,198	$ 91,141	$ —	$ 2,320,339

LargeCap Growth Fund I
Common Stocks*	2,471,262	—	—	2,471,262
Repurchase Agreements	—	75,492	—	75,492
Total investments in securities $	2,471,262	$ 75,492	$ —	$ 2,546,754
Assets
Equity Contracts**
Futures	$ 675	$ —	$ —	$ 675

LargeCap Growth Fund II
Common Stocks*	1,389,648	—	—	1,389,648
Repurchase Agreements	—	29,034	—	29,034
Total investments in securities $	1,389,648	$ 29,034	$ —	$ 1,418,682
Liabilities
Equity Contracts**
Futures	$ (91)	$ —	$ —	$ (91)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (2)	$ —	$ (2)

LargeCap S&P 500 Index Fund
Common Stocks*	1,233,608	—	—	1,233,608
Repurchase Agreements	—	44,706	—	44,706
Total investments in securities $	1,233,608	$ 44,706	$ —	$ 1,278,314
Assets
Equity Contracts**
Futures	$ 755	$ —	$ —	$ 755

	NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Value Fund
Common Stocks*		1,176,135	—	—	1,176,135
Repurchase Agreements		—	14,366	—	14,366
	Total investments in securities $	1,176,135	$ 14,366	$ —	$ 1,190,501
Assets
Equity Contracts**
Futures	$ 357		$ —	$ —	$ 357
Liabilities
Equity Contracts**
Futures	$ (15)		$ —	$ —	$ (15)

LargeCap Value Fund I
Common Stocks*		2,251,402	—	—	2,251,402
Repurchase Agreements		—	61,275	—	61,275
	Total investments in securities $	2,251,402	$ 61,275	$ —	$ 2,312,677
Assets
Equity Contracts**
Futures	$ 611		$ —	$ —	$ 611

LargeCap Value Fund III
Common Stocks*		1,828,580	—	—	1,828,580
Repurchase Agreements		—	45,619	—	45,619
	Total investments in securities $	1,828,580	$ 45,619	$ —	$ 1,874,199
Liabilities
Equity Contracts**
Futures	$ (568)		$ —	$ —	$ (568)

MidCap Blend Fund
Common Stocks
Basic Materials		35,311	19,494	—	54,805
Communications		181,893	—	—	181,893
Consumer, Cyclical		145,987	—	—	145,987
Consumer, Non-cyclical		282,662	—	—	282,662
Diversified		16,411	—	—	16,411
Energy		152,194	—	—	152,194
Financial		199,849	—	3,183	203,032
Industrial		37,152	—	—	37,152
Technology		64,369	—	—	64,369
Utilities		37,603	—	—	37,603
	Total investments in securities $	1,153,431	$ 19,494	$ 3,183	$ 1,176,108

MidCap Growth Fund
Common Stocks*		106,623	—	—	106,623
Repurchase Agreements		—	1,694	—	1,694
	Total investments in securities $	106,623	$ 1,694	$ —	$ 108,317

MidCap Growth Fund III
Common Stocks*		1,380,254	—	—	1,380,254
Repurchase Agreements		—	28,402	—	28,402
	Total investments in securities $	1,380,254	$ 28,402	$ —	$ 1,408,656
Assets
Equity Contracts**
Futures	$ 894		$ —	$ —	$ 894

MidCap S&P 400 Index Fund
Common Stocks*		326,187	—	—	326,187
Repurchase Agreements		—	5,796	—	5,796
	Total investments in securities $	326,187	$ 5,796	$ —	$ 331,983
Liabilities
Equity Contracts**
Futures	$ (79)		$ —	$ —	$ (79)

MidCap Value Fund I
Common Stocks*		1,416,943	—	—	1,416,943
Repurchase Agreements		—	56,101	—	56,101
	Total investments in securities $	1,416,943	$ 56,101	$ —	$ 1,473,044
Assets
Equity Contracts**
Futures	$ 1,801		$ —	$ —	$ 1,801

	NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
MidCap Value Fund III
Common Stocks*		98,463	—	—	98,463
Repurchase Agreements		—	196	—	196
	Total investments in securities $	98,463	$ 196	$ —	$ 98,659
Assets
Equity Contracts**
Futures	$ 11		$ —	$ —	$ 11

Money Market Fund
Bonds		—	92,261	—	92,261
Certificate of Deposit		—	52,600	—	52,600
Commercial Paper		—	1,061,025	—	1,061,025
Common Stocks*		29,670	—	—	29,670
Municipal Bonds		—	113,814	—	113,814
Repurchase Agreements		—	36,740	—	36,740
U.S. Government & Government Agency Obligations		—	30,949	—	30,949
	Total investments in securities $	29,670	$ 1,387,389	$ —	$ 1,417,059

Preferred Securities Fund
Bonds		—	797,782	29,243	827,025
Common Stocks
Exchange Traded Funds		9,643	—	—	9,643
Convertible Preferred Stocks
Consumer, Non-cyclical		—	2,257	—	2,257
Preferred Stocks
Communications		—	116,721	—	116,721
Energy		—	5,234	—	5,234
Financial		—	1,335,861	12,607	1,348,468
Utilities		—	148,762	—	148,762
Repurchase Agreements		—	38,508	—	38,508
	Total investments in securities $	9,643	$ 2,445,125	$ 41,850	$ 2,496,618

Principal Capital Appreciation Fund
Common Stocks*		998,117	—	—	998,117
Repurchase Agreements		—	19,782	—	19,782
	Total investments in securities $	998,117	$ 19,782	$ —	$ 1,017,899

Principal LifeTime 2010 Fund
Investment Companies		1,774,847	—	—	1,774,847
	Total investments in securities $	1,774,847	$ —	$ —	$ 1,774,847

Principal LifeTime 2015 Fund
Investment Companies		445,479	—	—	445,479
	Total investments in securities $	445,479	$ —	$ —	$ 445,479

Principal LifeTime 2020 Fund
Investment Companies		4,654,854	—	—	4,654,854
	Total investments in securities $	4,654,854	$ —	$ —	$ 4,654,854

Principal LifeTime 2025 Fund
Investment Companies		490,769	—	—	490,769
	Total investments in securities $	490,769	$ —	$ —	$ 490,769

Principal LifeTime 2030 Fund
Investment Companies		4,145,629	—	—	4,145,629
	Total investments in securities $	4,145,629	$ —	$ —	$ 4,145,629

Principal LifeTime 2035 Fund
Investment Companies		312,415	—	—	312,415
	Total investments in securities $	312,415	$ —	$ —	$ 312,415

Principal LifeTime 2040 Fund
Investment Companies		2,404,569	—	—	2,404,569
	Total investments in securities $	2,404,569	$ —	$ —	$ 2,404,569

Principal LifeTime 2045 Fund
Investment Companies		132,998	—	—	132,998
	Total investments in securities $	132,998	$ —	$ —	$ 132,998

	NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Principal LifeTime 2050 Fund
Investment Companies		1,014,909	—	—	1,014,909
	Total investments in securities $	1,014,909	$ —	$ —	$ 1,014,909

Principal LifeTime 2055 Fund
Investment Companies		19,830	—	—	19,830
	Total investments in securities $	19,830	$ —	$ —	$ 19,830

Principal LifeTime Strategic Income Fund
Investment Companies		609,792	—	—	609,792
	Total investments in securities $	609,792	$ —	$ —	$ 609,792

Real Estate Securities Fund
Common Stocks*		1,786,741	—	—	1,786,741
Repurchase Agreements		—	11,799	—	11,799
	Total investments in securities $	1,786,741	$ 11,799	$ —	$ 1,798,540

SAM Balanced Portfolio
Investment Companies		3,253,345	—	—	3,253,345
	Total investments in securities $	3,253,345	$ —	$ —	$ 3,253,345

SAM Conservative Balanced Portfolio
Investment Companies		768,392	—	—	768,392
	Total investments in securities $	768,392	$ —	$ —	$ 768,392

SAM Conservative Growth Portfolio
Investment Companies		2,379,946	—	—	2,379,946
	Total investments in securities $	2,379,946	$ —	$ —	$ 2,379,946

SAM Flexible Income Portfolio
Investment Companies		860,337	—	—	860,337
	Total investments in securities $	860,337	$ —	$ —	$ 860,337

SAM Strategic Growth Portfolio
Investment Companies		1,520,364	—	—	1,520,364
	Total investments in securities $	1,520,364	$ —	$ —	$ 1,520,364

Short-Term Bond Fund
Bonds		—	109,512	1,803	111,315
Repurchase Agreements		—	1,619	—	1,619
U.S. Government & Government Agency Obligations		—	20,233	—	20,233
	Total investments in securities $	—	$ 131,364	$ 1,803	$ 133,167

Short-Term Income Fund
Bonds		—	664,141	108	664,249
Repurchase Agreements		—	17,587	—	17,587
U.S. Government & Government Agency Obligations		—	12,832	—	12,832
	Total investments in securities $	—	$ 694,560	$ 108	$ 694,668
Liabilities
Interest Rate Contracts**
Futures	$ (149)		$ —	$ —	$ (149)

SmallCap Blend Fund
Common Stocks*		215,499	—	—	215,499
Repurchase Agreements		—	6,450	—	6,450
	Total investments in securities $	215,499	$ 6,450	$ —	$ 221,949
Assets
Equity Contracts**
Futures	$ 144		$ —	$ —	$ 144

SmallCap Growth Fund
Common Stocks*		262,150	—	—	262,150
Repurchase Agreements		—	6,082	—	6,082
	Total investments in securities $	262,150	$ 6,082	$ —	$ 268,232
Assets
Equity Contracts**
Futures	$ 174		$ —	$ —	$ 174

	NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Growth Fund I
Common Stocks
Basic Materials		7,102	—	—	7,102
Communications		86,732	—	—	86,732
Consumer, Cyclical		118,376	—	—	118,376
Consumer, Non-cyclical		193,782	—	61	193,843
Diversified		20	—	—	20
Energy		29,516	—	—	29,516
Financial		24,454	—	—	24,454
Industrial		74,053	—	—	74,053
Technology		102,313	—	—	102,313
Utilities		301	—	—	301
Repurchase Agreements		—	41,700	—	41,700
	Total investments in securities $	636,649	$ 41,700	$ 61	$ 678,410

Assets
Equity Contracts**
Futures	$ 1,515		$ —	$ —	$ 1,515

SmallCap Growth Fund II
Common Stocks
Basic Materials		7,952	—	—	7,952
Communications		41,109	—	—	41,109
Consumer, Cyclical		61,546	—	—	61,546
Consumer, Non-cyclical		90,283	—	33	90,316
Diversified		11	—	—	11
Energy		16,746	—	—	16,746
Financial		10,229	—	—	10,229
Industrial		43,344	—	—	43,344
Technology		63,311	—	—	63,311
Utilities		163	—	—	163
Repurchase Agreements		—	4,548	—	4,548
	Total investments in securities $	334,694	$ 4,548	$ 33	$ 339,275
Assets
Equity Contracts**
Futures	$ 34		$ —	$ —	$ 34

SmallCap S&P 600 Index Fund
Common Stocks*		360,178	—	—	360,178
Repurchase Agreements		—	3,587	—	3,587
	Total investments in securities $	360,178	$ 3,587	$ —	$ 363,765

Liabilities
Equity Contracts**
Futures	$ (66)		$ —	$ —	$ (66)

SmallCap Value Fund
Common Stocks*		440,544	—	—	440,544
Repurchase Agreements		—	4,702	—	4,702
	Total investments in securities $	440,544	$ 4,702	$ —	$ 445,246

SmallCap Value Fund I
Common Stocks*		151,049	—	—	151,049
Repurchase Agreements		—	10,142	—	10,142
	Total investments in securities $	151,049	$ 10,142	$ —	$ 161,191

Assets
Equity Contracts**
Futures	$ 286		$ —	$ —	$ 286

NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Fund II
Common Stocks
Basic Materials	35,339	—	—	35,339
Communications	35,901	—	—	35,901
Consumer, Cyclical	120,579	—	21	120,600
Consumer, Non-cyclical	84,448	—	—	84,448
Diversified	678	—	—	678
Energy	46,570	—	—	46,570
Financial	190,471	4	—	190,475
Industrial	124,919	—	—	124,919
Technology	46,608	—	—	46,608
Utilities	12,964	—	—	12,964
Repurchase Agreements	—	59,210	—	59,210
Total investments in securities $	698,477	$ 59,214	$ 21	$ 757,712

Assets
Equity Contracts**
Futures	$ 2,111	$ —	$ —	$ 2,111
*	For additional detail regarding sector classifications, please see the Schedule of Investments.
**	Foreign Currency Contracts, Futures, Options, Short Sales, and Swap and Swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

	Value	Accrued		Change in	Net		Transfers	Value
	October 31,	Discounts/	Realized	Unrealized	Purchases/	Transfers	Out of Level	April 30,
Fund	2009	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	into Level 3*	3*	2010
Bond & Mortgage Securities Fund
Bonds	$ 47,021	$ (382)	$ (5,438)	$ 8,513	$ 9,943	$ 5,007	$ (13,885)	$ 50,779
Total	$ 47,021	$ (382)	$ (5,438)	$ 8,513	$ 9,943	$ 5,007	$ (13,885)	$ 50,779

Core Plus Bond Fund I
Bonds	$ 11,654	$ 78	$ —	$ 2,597	$ 55,845	$ 919	$ —	$ 71,093
Credit Default Swaps	$ —	$ —	$ —	$ —	$ 97	$ 5	$ —	$ 102
Inflation Floors	$ —	$ —	$ —	$ —	$ 29	$ —	$ —	$ 29
Interest Rate Swaps	$ —	$ —	$ —	$ —	$ (696)	$ —	$ —	$ (696)
Total	$ 11,654	$ 78	$ —	$ 2,597	$ 55,275	$ 924	$ —	$ 70,528

Diversified International Fund
Common Stocks
Financial	$ —	$ —	$ —	$ 26	$ —	$ —	$ —	$ 26
Total	$ —	$ —	$ —	$ 26	$ —	$ —	$ —	$ 26

Global Diversified Income Fund
Bonds	$ 46	$ —	$ 15	$ (56)	$ 9,138	$ 219	$ (46)	$ 9,316
Preferred Stocks
Financial	$ —	$ —	$ —	$ 3	$ 448	$ —	$ —	$ 451
Total	$ 46	$ —	$ 15	$ (53)	$ 9,586	$ 219	$ (46)	$ 9,767

Global Real Estate Securities Fund
Common Stocks
Financial	$ 31	$ —	$ —	$ (5)	$ (26)	$ —	$ —	$ —
Total	$ 31	$ —	$ —	$ (5)	$ (26)	$ —	$ —	$ —

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

	Value	Accrued		Change in	Net		Transfers	Value
	October 31,	Discounts/	Realized	Unrealized	Purchases/	Transfers	Out of Level	April 30,
Fund	2009	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	into Level 3*	3*	2010
High Quality Intermediate-Term Bond
Fund
Bonds	$ 1,220	$ 1	$ (174)	$ 305	$ 39	$ 104	$ (491)	$ 1,004
Total	$ 1,220	$ 1	$ (174)	$ 305	$ 39	$ 104	$ (491)	$ 1,004

High Yield Fund
Bonds	$ 136,667	$ 447	$ (771)	$ (4,063)	$ 237	$ 5,404	$ (63,761)	$ 74,160
Common Stocks
Communications	$ 148	$ —	$ (1,728)	$ 1,715	$ (135)	$ —	$ —	$ —
Consumer, Cyclical	$ 943	$ —	$ —	$ (1)	$ —	$ —	$ —	$ 942
Consumer, Non-cyclical	$ 4,612	$ —	$ 1,566	$ (1,118)	$ (5,092)	$ 30	$ —	$ (2)
Technology	$ 1,056	$ —	$ (1,150)	$ 915	$ (819)	$ —	$ —	$ 2
Total	$ 143,426	$ 447	$ (2,083)	$ (2,552)	$ (5,809)	$ 5,434	$ 63,761)	$ 75,102

High Yield Fund I
Bonds	$ 11,799	$ (90)	$ (2,318)	$ 3,815	$ 1,204	$ 1,020	$ (2,637)	$ 12,793
Common Stocks
Consumer, Cyclical	$ —	$ —	$ —	$ 4	$ 104	$ —	$ —	$ 108
Consumer, Non-Cyclical	$ —	$ —	$ —	$ 2	$ 20	$ —	$ —	$ 22
Industrial	$ 336	$ —	$ —	$ 68	$ —	$ —	$ —	$ 404
Technology	$ —	$ —	$ —	$ (27)	$ 177	$ —	$ —	$ 150
Preferred Stocks
Consumer, Non-Cyclical	$ —	$ —	$ —	$ 36	$ 22	$ —	$ —	$ 58
Financial	$ —	$ —	$ —	$ 243	$ 3,789	$ —	$ —	$ 4,032
Senior Floating Rate	$ 192	$ 102	$ (117)	$ 1,662	$ 676	$ 4,128	$ (173)	$ 6,470
Interests
Total	$ 12,327	$ 12	$ (2,435)	$ 5,803	$ 5,992	$ 5,148	$ (2,810)	$ 24,037

Income Fund
Bonds	$ 22,978	$ 1	$ —	$ (8,241)	$ (168)	$ —	$ —	$ 14,570
Total	$ 22,978	$ 1	$ —	$ (8,241)	$ (168)	$ —	$ —	$ 14,570

Inflation Protection Fund
Bonds	$ 10,158	$ —	$ (1,395)	$ 2,076	$ (3,541)	$ 1,447	$ (1,223)	$ 7,522
Total	$ 10,158	$ —	$ (1,395)	$ 2,076	$ (3,541)	$ 1,447	$ (1,223)	$ 7,522

International Fund I
Common Stocks
Financial	$ —	$ —	$ 40	$ —	$ (40)	$ —	$ —	$ —
Industrial	$ 76	$ —	$ —	$ (23)	$ (53)	$ —	$ —	$ —
Total	$ 76	$ —	$ 40	$ (23)	$ (93)	$ —	$ —	$ —

International Growth Fund
Common Stocks
Utilities	$ 151	$ —	$ —	$ —	$ —	$ —	$ (151)	$ —
Total	$ 151	$ —	$ —	$ —	$ —	$ —	$ (151)	$ —

International Value Fund I
Common Stocks
Diversified	$ 8	$ —	$ —	$ (3)	$ (5)	$ —	$ —	$ —
Financial	$ —	$ —	$ —	$ 1	$ —	$ —	$ —	$ 1
Total	$ 8	$ —	$ —	$ (2)	$ (5)	$ —	$ —	$ 1

MidCap Blend Fund
Common Stocks
Financial	$ —	$ —	$ —	$ 476	$ —	$ 2,707	$ —	$ 3,183
Total	$ —	$ —	$ —	$ 476	$ —	$ 2,707	$ —	$ 3,183

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

	Value	Accrued		Change in	Net		Transfers	Value
	October 31,	Discounts/	Realized	Unrealized	Purchases/	Transfers	Out of Level	April 30,
Fund	2009	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	into Level 3*	3*	2010
Preferred Securities Fund
Bonds	$ 25,599	$ 17	$ —	$ 1,916	$ 10,671	$ —	$ (8,960)	$ 29,243
Preferred Stocks
Financial	$ 5,088	$ —	$ (69)	$ 2,176	$ (1,030)	$ 6,442	$ —	$ 12,607
Total	$ 30,687	$ 17	$ (69)	$ 4,092	$ 9,641	$ 6,442	$ (8,960)	$ 41,850

Short-Term Bond Fund
Bonds	$ 3,335	$ —	$ (659)	$ 1,016	$ (1,688)	$ —	$ (201)	$ 1,803
Total	$ 3,335	$ —	$ (659)	$ 1,016	$ (1,688)	$ —	$ (201)	$ 1,803

Short-Term Income Fund
Bonds	$ 86	$ —	$ —	$ 22	$ —	$ —	$ —	$ 108
Total	$ 86	$ —	$ —	$ 22	$ —	$ —	$ —	$ 108

SmallCap Growth Fund I
Common Stocks
Consumer, Non-cyclical	$ 40	$ —	$ —	$ (4)	$ 25	$ —	$ —	$ 61
Energy	$ 1	$ —	$ —	$ 2	$ (3)	$ —	$ —	$ —
Total	$ 41	$ —	$ —	$ (2)	$ 22	$ —	$ —	$ 61

SmallCap Growth Fund II
Common Stocks
Consumer, Non-cyclical	$ 36	$ —	$ 2	$ (5)	$ —	$ —	$ —	$ 33
Energy	$ 1	$ —	$ —	$ 1	$ (2)	$ —	$ —	$ —
Total	$ 37	$ —	$ 2	$ (4)	$ (2)	$ —	$ —	$ 33

SmallCap Value Fund II
Common Stocks
Consumer, Cyclical	$ 21	$ —	$ 3	$ 2	$ (5)	$ —	$ —	$ 21
Total	$ 21	$ —	$ 3	$ 2	$ (5)	$ —	$ —	$ 21

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3
2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired -
transfer out of Level 3
3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.
4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds. The annual rate paid by each of the Principal LifeTime Funds is 0.03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion.

The annual rates used in this calculation for each of the other Funds are as follows:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

			Net Assets of Funds						Net Assets of Funds
			(in millions)						(in millions)
					Over						Over
		First	Next	Next	$1.5			First	Next	Next	$1.5
		$500	$500	$500	billion			$500	$500	$500	billion
Global Real Estate Securities Fund		.90	.88	.86	.85	MidCap Growth Fund		.65	.63	.61	.60
High Quality Intermediate-Term Bond Fund		.40	.38	.36	.35	MidCap Growth Fund III		1.00	.96	.94	.92
High Yield Fund I		.65	.63	.61	.60	MidCap Value Fund I		1.00	.98	.96	.95
Inflation Protection Fund		.40	.38	.36	.35	MidCap Value Fund III		.65	.63	.61	.60
International Emerging Markets Fund		1.20	1.18	1.16	1.15	Real Estate Securities Fund		.85	.83	.81	.80
International Fund I		1.10	1.08	1.06	1.05	Short-Term Bond Fund		.40	.38	.36	.35
International Growth Fund		1.00	.98	.96	.95	SmallCap Blend Fund		.75	.73	.71	.70
International Value Fund I		1.10	1.08	1.06	1.05	SmallCap Growth Fund		.75	.73	.71	.70
LargeCap Blend Fund I		.45	.43	.41	.40	SmallCap Growth Fund I		1.10	1.08	1.06	1.05
LargeCap Blend Fund II		.75	.73	.71	.70	SmallCap Growth Fund II		1.00	.98	.96	.95
LargeCap Value Fund		.45	.43	.41	.40	SmallCap Value Fund		.75	.73	.71	.70
LargeCap Value Fund I		.80	.78	.76	.75	SmallCap Value Fund I		1.00	.98	.96	.95
MidCap Blend Fund		.65	.63	.61	.60	SmallCap Value Fund II		1.00	.98	.96	.95

			Net Assets of Funds (in millions)
	First		Next	Next	Over $1.5 Next $1		Over $3
	$500		$500	$500	billion	billion	billion
Disciplined LargeCap Blend Fund	.60%		.58%	.56%	.55%	.54%	.53%
LargeCap Growth Fund I	.75		.73	.71	.70	.69	.68
LargeCap Growth Fund II	.95		.93	.91	.90	.89	.88
Preferred Securities Fund	.75		.73	.71	.70	.69	.68

Net Assets of Funds (in millions)
	First		Over
	$250		$250
High Yield Fund	.625%		.50%

	Net Assets of Funds (in millions)							Net Assets of Funds (in millions)
	First		Next	Over				First	Next		Over
	$200		$300	$500				$500	$500	$1 billion

Short-Term Income Fund	.50%		.45%	.40%	Principal Capital Appreciation Fund			.625%	.50%		.375%

		Net Assets of Funds					Net Assets of Funds (in millions)
		First $2		Over $2			First		Next	Over
		billion		billion			$250		$250	$500
Income Fund		.50%		.45%	Equity Income Fund		.60%	.55%		.50%
Government & High Quality Bond Fund		.50		.45

		Net Assets of Funds (in millions)
	First	Next		Next	Next	Over
	$500	$500		$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%		.62%	.58%	.55%

		All Net Assets
LargeCap S&P 500 Index Fund			.15%
MidCap S&P 400 Index Fund			.15
SmallCap S&P 600 Index Fund			.15

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next	Over
	$500	$500	$500	$500	$1 billion $3 billion
Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
Money Market Fund	.40	.39	.38	.37	.36	.35

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next	Over
	$500	$500	$500	$500	$500	$2.5 billion
Core Plus Bond Fund I	.60%	.58%	.56%	.55%	.53%	.50%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from November 1, 2009 through April 30, 2010
	Class A	Class B	Class C	Class J	Institutional	Expiration
Bond & Mortgage Securities Fund	.94%	1.60%	1.75%	N/A	N/A	February 28, 2011
Disciplined LargeCap Blend Fund	N/A	N/A	1.82	N/A	N/A	February 28, 2011
Diversified International Fund	N/A	N/A	2.08	N/A	N/A	February 28, 2011
Global Diversified Income Fund	1.25	N/A	2.00	N/A	.90%	February 28, 2011
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	.95	February 28, 2011
Government & High Quality Bond Fund	.88	1.65	1.63	1.00%	N/A	February 28, 2011
Income Fund	0.90**	1.64**	1.65**	1.10	N/A	February 28, 2011
Inflation Protection Fund	.90	N/A	1.65	1.15	N/A	February 28, 2011
International Emerging Markets Fund	N/A	N/A	2.80	N/A	N/A	February 28, 2011
International Growth Fund	1.60	N/A	2.35	N/A	N/A	February 28, 2011
International Value Fund I	N/A	N/A	N/A	N/A	1.10	February 28, 2011
LargeCap Blend Fund I	N/A	N/A	1.894	N/A	N/A	February 28, 2011
LargeCap Blend Fund II	N/A	N/A	2.182	N/A	N/A	February 28, 2011
LargeCap Growth Fund I	N/A	N/A	2.184	N/A	N/A	February 28, 2011
LargeCap Growth Fund II	1.686	N/A	2.436	N/A	N/A	February 28, 2011
LargeCap S&P 500 Index Fund	N/A	N/A	1.30	N/A	N/A	February 28, 2011
LargeCap Value Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2011
LargeCap Value Fund III	1.138	1.888	1.888	N/A	N/A	February 28, 2011
MidCap Blend Fund	N/A	N/A	1.95	N/A	N/A	February 28, 2011
MidCap Growth Fund III	1.728*	2.478	2.478	N/A	N/A	February 28, 2011
MidCap Value Fund I	1.33	2.08	2.08	1.73	N/A	February 28, 2011
MidCap Value Fund III	N/A	N/A	N/A	N/A	.70	February 28, 2011
Money Market Fund	N/A	N/A	1.79	N/A	N/A	February 28, 2011
Preferred Securities Fund	1.00	N/A	1.75	N/A	N/A	February 28, 2010
Principal LifeTime 2010 Fund	.41	N/A	N/A	N/A	N/A	February 28, 2011
Principal LifeTime 2015 Fund	N/A	N/A	N/A	N/A	.08	February 28, 2011
Principal LifeTime 2020 Fund	.41	1.16	N/A	N/A	N/A	February 28, 2011
Principal LifeTime 2025 Fund	N/A	N/A	N/A	N/A	.08	February 28, 2011
Principal LifeTime 2030 Fund	.41	1.16	N/A	N/A	N/A	February 28, 2011
Principal LifeTime 2035 Fund	N/A	N/A	N/A	N/A	.08	February 28, 2011
Principal LifeTime 2040 Fund	.41	1.16	N/A	N/A	N/A	February 28, 2011
Principal LifeTime 2045 Fund	N/A	N/A	N/A	N/A	.08	February 28, 2011
Principal LifeTime 2050 Fund	.41	1.16	N/A	N/A	N/A	February 28, 2011

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

		Period from November 1, 2009 through April 30, 2010
	Class A	Class B	Class C	Class J	Institutional	Expiration
Principal LifeTime 2055 Fund	N/A	N/A	N/A	N/A	.08	February 28, 2011
Principal LifeTime Strategic Income Fund	.41	1.16	N/A	N/A	N/A	February 28, 2011
Real Estate Securities Fund	1.45***	2.20***	2.20***	N/A	N/A	February 28, 2011
SAM Balanced Portfolio	N/A	N/A	N/A	.95	N/A	February 28, 2011
SAM Conservative Balanced Portfolio	N/A	N/A	N/A	.95	N/A	February 28, 2011
SAM Conservative Growth Portfolio	N/A	N/A	N/A	.95	N/A	February 28, 2011
SAM Flexible Income Portfolio	N/A	N/A	N/A	.95	N/A	February 28, 2011
SAM Strategic Growth Portfolio	N/A	N/A	N/A	.95	N/A	February 28, 2011
Short-Term Bond Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2011
Short-Term Income Fund	.95	N/A	1.67	N/A	N/A	February 28, 2011
SmallCap Blend Fund	N/A	N/A	2.20	N/A	N/A	February 28, 2011
SmallCap Growth Fund II	1.43	2.18	2.18	1.58	N/A	February 28, 2011
SmallCap Value Fund	1.35	2.29	2.08	N/A	N/A	February 28, 2011
SmallCap Value Fund II	N/A	N/A	N/A	1.93	N/A	February 28, 2011

*	The limit is voluntary and may be terminated at any time.
**	Expired February 28, 2010.
***	Prior to March 1, 2010 the expense limit was 1.28%, 2.08% and 1.98% for Class A, Class B and Class C shares, respectively.

		Period from November 1, 2009 through April 30, 2010
	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 28, 2011
Principal LifeTime 2045 Fund	.96	.83	.65	.46	.34	February 28, 2011
Principal LifeTime 2055 Fund	.96	.83	.65	.46	.34	February 28, 2011

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 28, 2011. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

International Fund I	0.026%	LargeCap Value Fund III	0.012%
International Value Fund I	0.030	MidCap Growth Fund III	0.022
LargeCap Blend Fund I	0.006	MidCap Value Fund I	0.020
LargeCap Blend Fund II	0.018	SmallCap Growth Fund I	0.022
LargeCap Growth Fund I	0.016	SmallCap Growth Fund II	0.020
LargeCap Growth Fund II	0.014	SmallCap Value Fund I	0.020
LargeCap Value Fund I	0.014	SmallCap Value Fund II	0.024

Effective March 1, 2010 the Manager has voluntarily agreed to limit the management and investment advisory fees for LargeCap Growth Fund I. The expense limit will reduce the management and investment advisory fees by .09% (expressed as a percent of average net assets on an annualized basis). The expense limit may be terminated at any time.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	Expense Limit		Expense Limit
Diversified International Fund	.93%	SAM Conservative Growth Portfolio	.40%
High Quality Intermediate-Term Bond Fund	.45	SAM Flexible Income Portfolio	.40
High Yield Fund	.56	SAM Strategic Growth Portfolio	.40
International Emerging Markets Fund	1.34	Short-Term Bond Fund	.45
International Fund I	1.114	Short-Term Income Fund	.54
LargeCap S&P 500 Index Fund	.20	SmallCap Blend Fund	.80
MidCap Blend Fund	.70	SmallCap Growth Fund	.80
MidCap Growth Fund	.70	SmallCap Growth Fund I	1.128
MidCap S&P 400 Index Fund	.20	SmallCap S&P 600 Index Fund	.20
SAM Balanced Portfolio	.40	SmallCap Value Fund I	1.03
SAM Conservative Balanced Portfolio	.40	SmallCap Value Fund II	1.026
SAM Conservative Balanced Portfolio	.40

The Manager has contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 28, 2011.

The Manager has contractually agreed to reduce MidCap Blend Fund’s expenses attributable to Class A shares by 0.01% and Class B Shares by 0.05% (expressed as a percentage of average net assets on a daily basis) through the period ending February 28, 2011.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Bond Fund	Class A	.15
Short-Term Income Fund	Class A	.15

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .40% for Class J shares. The expense limit may be terminated at any time.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C, R-1, R-2, R-3 and R-4 shares, respectively. The limit may be terminated at any time.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund through April 30, 2010. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retain sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund, Short-Term Bond Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, Inflation Protection Fund, Preferred Securities Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2010, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$105	$7	$1	$8
Disciplined LargeCap Blend Fund	73	11	—	N/A
Diversified International Fund	133	23	1	11
Equity Income Fund	109	132	2	N/A
Global Diversified Income Fund	413	N/A	2	N/A
Global Real Estate Securities Fund	29	N/A	—	N/A
Government & High Quality Bond Fund	285	18	8	4
High Quality Intermediate-Term Bond Fund	N/A	N/A	N/A	1
High Yield Fund	369	43	93	N/A
Income Fund	165	13	12	2
Inflation Protection Fund	14	N/A	—	—
International Emerging Markets Fund	144	18	2	12
International Growth Fund	7	N/A	—	1
LargeCap Blend Fund I	58	4	—	3
LargeCap Blend Fund II	37	6	—	2
LargeCap Growth Fund	112	14	1	5
LargeCap Growth Fund I	43	3	—	5
LargeCap Growth Fund II	5	N/A	—	2
LargeCap S&P 500 Index Fund	29	N/A	1	13
LargeCap Value Fund	71	6	—	3
LargeCap Value Fund III	30	4	—	3
MidCap Blend Fund	234	30	1	6
MidCap Growth Fund	N/A	N/A	N/A	1
MidCap Growth Fund III	52	3	1	3
MidCap S&P 400 Index Fund	N/A	N/A	N/A	4
MidCap Value Fund I	15	1	1	1
MidCap Value Fund III	N/A	N/A	N/A	1
Money Market Fund	1	110	3	89
Preferred Securities Fund	310	N/A	111	1
Principal Capital Appreciation Fund	136	56	2	N/A
Principal LifeTime 2010 Fund	52	N/A	—	20
Principal LifeTime 2020 Fund	165	6	—	55
Principal LifeTime 2030 Fund	136	8	—	53
Principal LifeTime 2040 Fund	96	7	—	33
Principal LifeTime 2050 Fund	81	2	—	6
Principal LifeTime Strategic Income Fund	17	1	—	1
Real Estate Securities Fund	67	9	1	2
SAM Balanced Portfolio	802	319	17	103
SAM Conservative Balanced Portfolio	295	48	7	38
SAM Conservative Growth Portfolio	562	255	17	49
SAM Flexible Income Portfolio	383	57	16	20
SAM Strategic Growth Portfolio	367	218	26	31
Short-Term Bond Fund	42	N/A	2	2

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5.	Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class B	Class C	Class J
Short-Term Income Fund	$253	N/A	$24	N/A
SmallCap Blend Fund	117	$4	1	$1
SmallCap Growth Fund	15	4	1	1
SmallCap Growth Fund I	N/A	N/A	N/A	1
SmallCap Growth Fund II	22	2	1	—
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	6
SmallCap Value Fund	18	2	—	2
SmallCap Value Fund II	N/A	N/A	N/A	1

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

At April 30, 2010, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A Class C Institutional			R-1	R-2	R-3	R-4	R-5
Bond & Mortgage Securities Fund	431	—	15,864	—	—	—	—	—
Core Plus Bond Fund I	—	—	125,472	—	—	—	—	—
Disciplined LargeCap Blend Fund	—	—	5,198	—	—	—	—	—
Diversified International Fund	—	—	11,504	—	—	—	—	—
Equity Income Fund	—	—	5,040	1	1	1	1	1
Global Real Estate Securities Fund	150	150	200	—	—	—	—	—
Government & High Quality Bond Fund	123	—	—	—	—	—	—	—
High Yield Fund I	—	—	27,319	—	—	—	—	—
Income Fund	—	—	1,254	1	1	1	1	1
Inflation Protection Fund	—	—	42,408	—	—	—	—	—
International Emerging Markets Fund	—	—	732	—	—	—	—	—
International Fund I	—	—	64,412	—	—	—	—	—
International Growth Fund	—	—	41,734	—	—	—	—	—
International Value Fund I	—	—	19,553	—	—	—	—	—
LargeCap Blend Fund II	—	—	53,062	—	—	—	—	—
LargeCap Growth Fund	—	—	9,700	—	—	—	—	—
LargeCap Growth Fund I	—	—	98,485	—	—	—	—	—
LargeCap Growth Fund II	—	—	93,525	—	—	—	—	—
LargeCap Value Fund	—	—	7,593	—	—	—	—	—
LargeCap Value Fund I	—	—	81,793	—	—	—	—	—
LargeCap Value Fund III	—	—	79,260	—	—	—	—	—
MidCap Blend Fund	—	—	36	—	—	—	—	—
MidCap Growth Fund III	—	—	96,654	—	—	—	—	—
MidCap Value Fund I	—	—	75,659	—	—	—	—	—
MidCap Value Fund III	—	—	1	—	—	—	—	—
Money Market Fund	14,557	—	29,034	—	—	—	—	—
Preferred Securities Fund	—	—	5,630	—	—	—	—	—
Principal Capital Appreciation Fund	—	—	300	—	—	—	—	—
Principal LifeTime 2010 Fund	—	—	90,457	—	—	—	—	—
Principal LifeTime 2015 Fund	—	—	14,937	—	—	—	—	—
Principal LifeTime 2020 Fund	—	—	232,971	—	—	—	—	—
Principal LifeTime 2025 Fund	—	—	16,482	—	—	—	—	—
Principal LifeTime 2030 Fund	—	—	219,142	—	—	—	—	—
Principal LifeTime 2035 Fund	—	—	11,184	—	—	—	—	—
Principal LifeTime 2040 Fund	—	—	131,474	—	—	—	—	—
Principal LifeTime 2045 Fund	—	—	5,218	—	—	—	—	—
Principal LifeTime 2050 Fund	—	—	66,176	—	—	—	—	—
Principal LifeTime 2055 Fund	—	—	1,437	—	1	—	—	—
Principal LifeTime Strategic Income Fund	—	—	35,833	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5.	Management Agreement and Transactions with Affiliates (Continued)

	Class A Class C Institutional			R-1	R-2	R-3	R-4	R-5
Real Estate Securities Fund	—	—	17,484	—	—	—	—	—
SAM Balanced Portfolio	—	—	8,517	—	—	—	—	—
SAM Conservative Balanced Portfolio	—	—	4,485	—	—	—	—	—
SAM Conservative Growth Portfolio	—	—	6,582	—	—	—	—	—
SAM Flexible Income Portfolio	—	—	2,242	—	—	—	—	—
SAM Strategic Growth Portfolio	—	—	2,955	—	—	—	—	—
Short-Term Bond Fund	913	—	—	—	—	—	—	—
SmallCap Blend Fund	—	—	2,673	—	—	—	—	—
SmallCap Growth Fund I	—	—	26,897	—	—	—	—	—
SmallCap Growth Fund II	—	—	36,578	—	—	—	—	—
SmallCap Value Fund	—	—	4	—	—	—	—	—
SmallCap Value Fund I	—	—	8,999	—	—	—	—	—
SmallCap Value Fund II	—	—	49,135	—	—	—	—	—

Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Quality Intermediate Term Bond Fund and Preferred Securities Fund, $49,000, $40,000, $1,000, and $176,000 of brokerage commissions were paid, respectively, to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2010. Brokerage commissions were paid to affiliates of sub-advisors as follows (amounts in thousands):

Period Ended
April 30, 2010
LargeCap Growth Fund II	$13
MidCap Value Fund I	17

6. Investment Transactions

For the period ended April 30, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$ 3,769,733	$ 3,827,083	MidCap Value Fund III	$ 42,808	$ 49,177
Core Plus Bond Fund I	376,289	14,092	Preferred Securities Fund	193,984	259,634
Disciplined LargeCap Blend Fund	1,163,265	2,357,227	Principal Capital Appreciation Fund	98,139	107,031
Diversified International Fund	1,006,256	848,163	Principal LifeTime 2010 Fund	426,667	444,035
Equity Income Fund	470,272	230,282	Principal LifeTime 2015 Fund	176,633	81,802
Global Diversified Income Fund	411,185	93,872	Principal LifeTime 2020 Fund	1,137,186	972,304
Global Real Estate Securities Fund	11,765	8,942	Principal LifeTime 2025 Fund	198,459	77,625
Government & High Quality Bond Fund	244,368	143,789	Principal LifeTime 2030 Fund	1,038,423	912,009
High Quality Intermediate-Term Bond Fund	78,959	95,471	Principal LifeTime 2035 Fund	128,525	49,463
High Yield Fund	1,214,393	1,096,237	Principal LifeTime 2040 Fund	620,977	506,510
High Yield Fund I	600,338	505,520	Principal LifeTime 2045 Fund	60,532	21,041
Income Fund	126,012	62,165	Principal LifeTime 2050 Fund	263,668	201,862
Inflation Protection Fund	–	16,220	Principal LifeTime 2055 Fund	11,101	3,870
International Emerging Markets Fund	533,418	538,884	Principal LifeTime Strategic Income Fund	215,593	197,484
International Fund I	782,240	918,305	Real Estate Securities Fund	439,973	515,861
International Growth Fund	667,512	697,833	SAM Balanced Portfolio	340,097	409,589
International Value Fund I	342,988	311,819	SAM Conservative Balanced Portfolio	100,049	53,315
LargeCap Blend Fund I	243,278	232,065	SAM Conservative Growth Portfolio	307,456	423,414
LargeCap Blend Fund II	135,103	133,384	SAM Flexible Income Portfolio	99,604	65,679
LargeCap Growth Fund	814,466	1,152,174	SAM Strategic Growth Portfolio	202,033	284,491
LargeCap Growth Fund I	1,010,460	450,582	Short-Term Bond Fund	53,590	40,737
LargeCap Growth Fund II	487,025	817,660	Short-Term Income Fund	298,593	49,632
LargeCap S&P 500 Index Fund	262,841	60,593	SmallCap Blend Fund	66,410	71,909
LargeCap Value Fund	1,229,732	964,713	SmallCap Growth Fund	84,901	94,923
LargeCap Value Fund I	1,256,202	437,769	SmallCap Growth Fund I	392,502	249,753
LargeCap Value Fund III	670,162	982,872	SmallCap Growth Fund II	138,845	220,858
MidCap Blend Fund	175,306	299,555	SmallCap S&P 600 Index Fund	57,263	212,923
MidCap Growth Fund	119,980	116,816	SmallCap Value Fund	168,614	224,012
MidCap Growth Fund III	427,096	428,745	SmallCap Value Fund I	44,451	161,061
MidCap S&P 400 Index Fund	56,271	31,483	SmallCap Value Fund II	345,415	121,892
MidCap Value Fund I	472,975	446,295

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

6. Investment Transactions (Continued)

For the period ended April 30, 2010, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales
Bond & Mortgage Securities Fund	$ 436,196	$ 367,143
Core Plus Bond Fund I	617,257	1,093,382
Government & High Quality Bond Fund	18,364	8,144
High Quality Intermediate-Term Bond Fund	22,356	17,796
Inflation Protection Fund	202,283	152,939
Short-Term Bond Fund	21,474	23,929
Short-Term Income Fund	855	10,929

For the period ended April 30, 2010, Core Plus Bond Fund had securities sold short and purchases to cover securities sold short totaling $121,684,000 and $60,961,000, respectively.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2010 and October 31, 2009 were as follows:

			Long-Term
	Ordinary Income		Capital Gain		Return of Capital
	2010	2009	2010	2009*	2010	2009
Bond & Mortgage Securities Fund	$ 47,712	$ 103,880	$ – $	–	$ – $	–
Core Plus Bond Fund I	62,433	31,747	614	317	–	–
Disciplined LargeCap Blend Fund	32,161	38,282	–	–	–	–
Diversified International Fund	22,219	31,605	–	–	–	–
Equity Income Fund	30,681	61,628	–	–	–	–
Global Diversified Income Fund	13,319	3,752	45	–	–	–
Global Real Estate Securities Fund	426	252	–	–	–	–
Government & High Quality Bond Fund	32,277	55,422	–	–	–	–
High Quality Intermediate-Term Bond Fund	1,968	5,680	–	–	–	–
High Yield Fund	121,971	206,517	–	–	–	–
High Yield Fund I	93,623	59,653	–	–	–	–
Income Fund	35,247	60,851	–	–	–	–
Inflation Protection Fund	3,375	689	–	–	–	–
International Emerging Markets Fund	9,058	8,139	–	–	–	–
International Fund I	24,092	31,497	–	–	–	–
International Growth Fund	21,397	31,255	–	–	–	–
International Value Fund I	37,431	875	3,911	–	–	–
LargeCap Blend Fund I	12,982	13,086	–	–	–	–
LargeCap Blend Fund II	8,377	9,429	–	–	–	–
LargeCap Growth Fund	316	1,219	–	–	–	1,510
LargeCap Growth Fund I	1,115	185	–	–	–	–
LargeCap Growth Fund II	6,366	8,170	–	–	–	–
LargeCap S&P 500 Index Fund	14,232	16,807	–	–	–	–
LargeCap Value Fund	15,093	16,197	–	–	–	–
LargeCap Value Fund I	17,816	20,341	–	–	–	–
LargeCap Value Fund III	31,437	46,086	–	–	–	–
MidCap Blend Fund	5,794	4	–	32,304	–	–
MidCap Growth Fund	5	–	–	–	–	–
MidCap S&P 400 Index Fund	2,408	2,932	–	8,969	–	–
MidCap Value Fund I	11,333	9,947	–	–	–	–
MidCap Value Fund III	1,162	1,328	–	–	–	–
Money Market Fund	–	12,272	–	–	–	–
Preferred Securities Fund	86,681	137,851	–	–	–	–
Principal Capital Appreciation Fund	5,788	6,896	6,037	44,651	–	–
Principal LifeTime 2010 Fund	50,866	52,118	–	45,050	–	–
Principal LifeTime 2015 Fund	7,722	1,445	–	–	–	–
Principal LifeTime 2020 Fund	111,134	94,501	–	119,088	–	–
Principal LifeTime 2025 Fund	7,567	1,566	–	–	–	–
Principal LifeTime 2030 Fund	87,744	68,958	–	105,574	–	–
Principal LifeTime 2035 Fund	4,247	906	–	–	–	–
Principal LifeTime 2040 Fund	43,949	31,656	–	53,690	–	–
Principal LifeTime 2045 Fund	1,616	353	–	–	–	–
Principal LifeTime 2050 Fund	16,582	12,039	–	23,629	–	–
Principal LifeTime 2055 Fund	219	35	–	–	–	–
Principal LifeTime Strategic Income Fund	20,361	24,425	–	6,750	–	–
Real Estate Securities Fund	20,703	35,754	–	–	–	–
SAM Balanced Portfolio	41,761	74,488	–	254,589	–	–
SAM Conservative Balanced Portfolio	11,477	19,001	–	23,462	–	–
SAM Conservative Growth Portfolio	30,292	37,750	–	234,955	–	–
SAM Flexible Income Portfolio	18,183	27,663	–	16,982	–	–
SAM Strategic Growth Portfolio	13,278	5,245	–	138,630	–	–
Short-Term Bond Fund	1,962	7,750	–	–	–	–
Short-Term Income Fund	8,359	12,041	–	–	–	–
SmallCap Blend Fund	147	503	–	–	–	–
SmallCap Growth Fund	–	–	–	–	–	18
SmallCap Growth Fund I	21	–	–	–	–	–
SmallCap S&P 600 Index Fund	3,008	8,227	–	18,797	–	–
SmallCap Value Fund	3,551	2,883	–	–	–	–
SmallCap Value Fund I	2,332	3,772	–	–	–	–
SmallCap Value Fund II	1,204	1,335	–	14,301	–	–

*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2009, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Bond & Mortgage Securities Fund	$ 4,838	$ —
Core Plus Bond Fund I	29,838	611
Disciplined LargeCap Blend Fund	25,460	—
Diversified International Fund	20,416	—
Equity Income Fund	3,493	—
Global Diversified Income Fund	7,747	45
Global Real Estate Securities Fund	87	—
Government & High Quality Bond Fund	1,028	—
High Quality Intermediate-Term Bond Fund	1,737	—
High Yield Fund	4,209	—
High Yield Fund I	71,263	—
Income Fund	1,638	—
Inflation Protection Fund	333	—
International Emerging Markets Fund	8,794	—
International Fund I	21,128	—
International Growth Fund	19,452	—
International Value Fund I	35,932	3,903
LargeCap Blend Fund I	9,836	—
LargeCap Blend Fund II	6,528	—
LargeCap Growth Fund I	1,063	—
LargeCap Growth Fund II	3,884	—
LargeCap S&P 500 Index Fund	10,990	—
LargeCap Value Fund	11,732	—
LargeCap Value Fund I	13,882	—
LargeCap Value Fund III	24,971	—
MidCap Blend Fund	3,630	—
MidCap S&P 400 Index Fund	1,517	—
MidCap Value Fund I	6,413	—
MidCap Value Fund III	833	—
Preferred Securities Fund	2,472	—
Principal Capital Appreciation Fund	5,229	6,038
Principal LifeTime 2010 Fund	21,746	—
Principal LifeTime 2015 Fund	1,949	—
Principal LifeTime 2020 Fund	36,933	—
Principal LifeTime 2025 Fund	1,374	—
Principal LifeTime 2030 Fund	20,241	—
Principal LifeTime 2035 Fund	415	—
Principal LifeTime 2040 Fund	5,799	—
Principal LifeTime 2045 Fund	37	—
Principal LifeTime 2050 Fund	1,257	—
Principal LifeTime 2055 Fund	7	—
Principal LifeTime Strategic Income Fund	9,770	—
Real Estate Securities Fund	1,299	—
SAM Balanced Portfolio	6,393	—
SAM Conservative Balanced Portfolio	1,910	—
SAM Conservative Growth Portfolio	15,884	—
SAM Flexible Income Portfolio	2,994	—
SAM Strategic Growth Portfolio	12,889	—
Short-Term Bond Fund	41	—
Short-Term Income Fund	91	—
SmallCap Blend Fund	126	—
SmallCap S&P 600 Index Fund	2,529	—
SmallCap Value Fund	2,728	—
SmallCap Value Fund I	1,816	—
SmallCap Value Fund II	577	—

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2009, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:
										Annual
	2010	2011	2012	2013	2014	2015	2016	2017	Total	Limitations*
Bond & Mortgage Securities Fund	$ – $	–	$ – $	2,385 $	6,971 $	5,293	$ 49,364	$ 134,933 $ 198,946 $		–
Disciplined LargeCap Blend Fund	–	–	–	–	–	–	305,353	378,292	683,645	–
Diversified International Fund	1,183	586	–	–	–	–	233,619	469,054	704,442	516
Equity Income Fund	–	–	–	–	–	–	274,716	406,815	681,531	–
Global Real Estate Securities Fund	–	–	–	–	–	8	1,392	375	1,775	200
Government & High Quality Bond Fund	2,420	7,384	9,350	9,068	9,483	3,147	55,498	2,385	98,735	17,781
High Quality Intermediate-Term Bond Fund	–	–	–	–	432	366	4,265	21,650	26,713	–
High Yield Fund	–	–	–	–	–	–	5,508	46,472	51,980	–
High Yield Fund I	–	–	–	–	–	–	29,197	19,184	48,381	–
Income Fund	–	1,212	892	–	1,046	2,036	–	18,489	23,675	–
Inflation Protection Fund	–	–	–	–	1,338	4,175	8,044	78,475	92,032	–
International Emerging Markets Fund	–	–	–	–	–	–	172,450	218,062	390,512	–
International Fund I	–	–	–	–	–	1,065	299,444	272,450	572,959	–
International Growth Fund	–	–	–	–	–	–	339,871	552,396	892,267	–
International Value Fund I	–	–	–	–	–	–	–	6,466	6,466	–
LargeCap Blend Fund I	–	–	–	–	–	–	99,167	143,714	242,881	–
LargeCap Blend Fund II	–	–	–	–	–	–	29,343	111,763	141,106	–
LargeCap Growth Fund	2,580	14,931	–	–	–	–	55,519	580,885	653,915	138
LargeCap Growth Fund I	–	115	296	–	–	–	84,598	222,408	307,417	–
LargeCap Growth Fund II	–	–	–	–	–	–	92,392	316,158	408,550	62,861
LargeCap S&P 500 Index Fund	–	–	–	–	–	–	20,154	18,297	38,451	–
LargeCap Value Fund	–	–	–	–	–	–	111,908	94,041	205,949	–
LargeCap Value Fund I	–	–	–	–	–	7,219	47,220	341,578	396,017	–
LargeCap Value Fund III	–	–	–	–	–	–	109,880	589,997	699,877	–
MidCap Blend Fund	–	–	–	–	–	–	–	17,810	17,810	–
MidCap Growth Fund	–	–	–	–	–	–	1,644	12,803	14,447	–
MidCap Growth Fund III	806	–	–	–	–	80,083	183,267	164,232	428,388	–
MidCap S&P 400 Index Fund	–	–	–	–	–	–	–	5,373	5,373	–
MidCap Value Fund I	–	–	–	–	–	72,203	253,279	133,289	458,771	–
MidCap Value Fund III	–	–	–	–	–	–	13,706	17,449	31,155	–
Money Market Fund	–	–	–	–	–	–	3,741	54	3,795	–
Preferred Securities Fund	–	–	3,453	716	675	3,787	129,516	60,965	199,112	61,132
Principal LifeTime 2010 Fund	–	–	–	–	–	–	–	76,560	76,560	–
Principal LifeTime 2015 Fund	–	–	–	–	–	–	256	–	256	10
Principal LifeTime 2020 Fund	–	–	–	–	–	–	–	65,331	65,331	–
Principal LifeTime 2025 Fund	–	–	–	–	–	–	473	–	473	27
Principal LifeTime 2030 Fund	–	–	–	–	–	–	–	39,664	39,664	–
Principal LifeTime 2035 Fund	–	–	–	–	–	–	223	–	223	9
Principal LifeTime 2040 Fund	–	–	–	–	–	–	–	5,882	5,882	–
Principal LifeTime 2045 Fund	–	–	–	–	–	–	62	–	62	–
Principal LifeTime 2050 Fund	–	–	–	–	–	–	–	1,628	1,628	–
Principal LifeTime 2055 Fund	–	–	–	–	–	–	25	7	32	–
Principal LifeTime Strategic Income Fund	–	–	–	–	–	–	–	27,861	27,861	–
Real Estate Securities Fund	–	–	–	–	–	–	182,052	305,335	487,387	–
SAM Balanced Portfolio	–	–	–	–	–	–	–	129,420	129,420	–
SAM Conservative Balanced Portfolio	–	–	–	–	–	–	–	3,832	3,832	–
SAM Conservative Growth Portfolio	–	–	–	–	–	–	–	123,544	123,544	–
SAM Flexible Income Portfolio	–	–	–	–	–	–	–	5,106	5,106	–
SAM Strategic Growth Portfolio	–	–	–	–	–	–	–	85,133	85,133	–
Short-Term Bond Fund	–	1,572	2,030	1,226	2,068	1,597	3,548	18,801	30,842	–
Short-Term Income Fund	1,139	684	241	–	431	240	2,743	354	5,832	–
SmallCap Blend Fund	–	–	–	–	–	–	18,178	68,844	87,022	–
SmallCap Growth Fund	–	1,627	–	–	–	–	20,385	87,090	109,102	542
SmallCap Growth Fund I	–	–	–	–	–	35,158	166,116	–	201,274	–
SmallCap Growth Fund II	–	–	–	–	–	–	33,279	96,840	130,119	–
SmallCap S&P 600 Index Fund	–	–	–	–	–	–	–	27,106	27,106	–
SmallCap Value Fund	–	–	–	–	–	–	62,850	124,445	187,295	–
SmallCap Value Fund I	–	–	–	–	–	–	32,298	88,932	121,230	–
SmallCap Value Fund II	–	–	–	–	–	–	44,782	62,716	107,498	–
*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

7. Federal Tax Information (Continued)

As of October 31, 2009, Bond & Mortgage Securities Fund, Diversified International Fund, LargeCap Growth Fund, LargeCap Growth Fund I, MidCap Growth Fund III, Short-Term Bond Fund, Short-Term Income Fund and SmallCap Growth Fund II had $1,281,000, $398,000, $21,343,000, $5,526,000, $937,000, $895,000, $381,000 and $112,000 in expired capital loss carryforwards, respectively. In addition, International Value Fund I, Principal LifeTime 2015 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2045 Fund and SmallCap Growth Fund I utilized $360,000, $95,000, $75,000, $78,000, $24,000 and $925,000, of capital loss carryforward, respectively.

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 66.29%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.09%			Automobile Parts & Equipment (continued)
GenCorp Inc			Stanadyne Corp
9.50%, 8/15/2013	$ 1,735	$ 1,772	10.00%, 8/15/2014	$ 700	$ 662
					$ 2,805
Agriculture - 0.92%			Banks - 9.87%
Altria Group Inc			ANZ National International Ltd
9.70%, 11/10/2018	10,560	13,280	3.25%, 4/2/2012(a)	460	478
Lorillard Tobacco Co			Australia & New Zealand Banking Group Ltd
6.88%, 5/1/2020	180	185	3.70%, 1/13/2015(a)	1,200	1,210
MHP SA			BAC Capital Trust XIII
10.25%, 4/29/2015(a),(b)	100	98	0.66%, 3/15/2043(d)	3,640	2,495
Philip Morris International Inc			BAC Capital Trust XIV
4.50%, 3/26/2020	4,700	4,634	5.63%, 3/15/2043(d)	250	183
Southern States Cooperative Inc			Banco Industrial e Comercial SA
11.25%, 5/15/2015(a),(c)	720	715	8.50%, 4/27/2020(a)	412	400
		$ 18,912	Banco Panamericano SA
Airlines - 0.25%			8.50%, 4/23/2020(a)	100	99
American Airlines Pass Through Trust 2001-02			Bank of America Corp
7.86%, 10/1/2011	835	859	4.50%, 4/1/2015	4,870	4,915
American Airlines Pass Through Trust 2009-1A			6.50%, 8/1/2016	3,300	3,560
10.38%, 7/2/2019	934	1,069	8.00%, 12/29/2049(d)	3,580	3,604
Delta Air Lines Inc			Bank of America NA
6.72%, 1/2/2023	801	771	6.00%, 10/15/2036	2,000	1,870
UAL 2007-1 Pass Through Trust			Bank of Nova Scotia
2.68%, 7/2/2014(a),(b),(d)	458	353	2.25%, 1/22/2013	6,400	6,461
UAL 2009-1 Pass Through Trust			Barclays Bank PLC
10.40%, 11/1/2016(b)	545	591	3.90%, 4/7/2015	1,250	1,264
UAL 2009-2A Pass Through Trust			BB&T Corp
9.75%, 1/15/2017	710	777	3.95%, 4/29/2016	11,460	11,509
UAL Pass Through Trust Series 2000-1			BNP Paribas
8.03%, 7/1/2011	419	622	3.25%, 3/11/2015	3,100	3,087
		$ 5,042	Capital One Financial Corp
Apparel - 0.07%			5.70%, 9/15/2011	1,570	1,644
Rafaella Apparel Group Inc			CIT Group Inc
11.25%, 6/15/2011	2,105	1,410	7.00%, 5/1/2013	44	43
			7.00%, 5/1/2014	66	64
Automobile Asset Backed Securities - 1.03%			7.00%, 5/1/2015	66	63
Capital Auto Receivables Asset Trust			7.00%, 5/1/2016	111	105
4.68%, 10/15/2012(d)	6,485	6,656	7.00%, 5/1/2017	155	147
5.52%, 3/15/2011(d)	2,131	2,133	Citigroup Inc
Capital One Auto Finance Trust			5.63%, 8/27/2012	5,150	5,423
0.29%, 10/15/2012(d)	1,260	1,253	Commonwealth Bank of Australia
Daimler Chrysler Auto Trust			3.50%, 3/19/2015(a)	8,825	8,879
4.71%, 9/10/2012	3,130	3,202	Credit Agricole SA/London
Ford Credit Auto Owner Trust			3.50%, 4/13/2015(a)	3,910	3,912
5.30%, 6/15/2012	3,095	3,235	Credito Real SA de CV
5.60%, 10/15/2012	1,315	1,397	10.25%, 4/14/2015(a),(b)	983	983
5.69%, 11/15/2012(d)	905	967	Deutsche Bank AG/London
Hyundai Auto Receivables Trust			3.45%, 3/30/2015	5,555	5,570
0.65%, 1/17/2012(d)	452	452	Discover Bank/Greenwood DE
Volkswagen Auto Loan Enhanced Trust			7.00%, 4/15/2020	2,690	2,764
4.50%, 7/20/2012	1,732	1,764	First Union Institutional Capital I
		$ 21,059	8.04%, 12/1/2026	1,000	1,044
Automobile Floor Plan Asset Backed Securities -			GMAC Inc
0.16%			6.00%, 12/15/2011	1,149	1,153
Swift Master Auto Receivables Trust			6.63%, 5/15/2012	588	593
0.35%, 6/15/2012(d)	3,300	3,297	6.88%, 9/15/2011	886	902
			8.30%, 2/12/2015(a)	2,745	2,865
Automobile Manufacturers - 0.04%			Goldman Sachs Group Inc/The
Oshkosh Corp			0.43%, 2/6/2012(d)	2,000	1,970
8.25%, 3/1/2017(a)	375	395	0.47%, 8/5/2011(d)	3,500	3,477
8.50%, 3/1/2020(a)	375	394	JP Morgan Chase & Co
		$ 789	4.95%, 3/25/2020	10,745	10,762
Automobile Parts & Equipment - 0.13%			Kazkommerts International BV
Goodyear Tire & Rubber Co/The			8.50%, 4/16/2013	205	202
8.63%, 12/1/2011	1,135	1,185	Lloyds TSB Bank PLC
			4.38%, 1/12/2015(a)	13,410	13,316
10.50%, 5/15/2016	860	958	5.80%, 1/13/2020(a)	6,485	6,427
			Morgan Stanley
			5.63%, 9/23/2019	2,765	2,727

See accompanying notes

146

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Chemicals (continued)
Morgan Stanley (continued)			Nova Chemicals Corp
6.25%, 8/28/2017	$ 1,715 $	1,777	8.63%, 11/1/2019(a)	$ 1,425 $	1,489
PNC Funding Corp			Phibro Animal Health Corp
0.48%, 1/31/2012(d)	4,625	4,590	10.00%, 8/1/2013(a)	500	517
PNC Preferred Funding Trust III			Reichhold Industries Inc
8.70%, 2/28/2049(a),(d)	2,200	2,322	9.00%, 8/15/2014(a)	1,100	1,062
Rabobank Nederland NV			Sherwin-Williams Co/The
11.00%, 12/29/2049(a),(d)	1,560	2,007	3.13%, 12/15/2014	400	405
Royal Bank of Scotland Group PLC				$ 9,958
4.70%, 7/3/2018	218	178	Coal - 0.28%
5.00%, 10/1/2014	220	217	Arch Coal Inc
5.05%, 1/8/2015	1,215	1,174	8.75%, 8/1/2016(a)	975	1,038
Royal Bank of Scotland PLC/The			Bumi Capital Pte Ltd
4.88%, 3/16/2015	14,000	14,355	12.00%, 11/10/2016(a)	1,412	1,559
Santander US Debt SA Unipersonal			Consol Energy Inc
3.72%, 1/20/2015(a)	16,280	16,198	8.00%, 4/1/2017(a)	1,425	1,505
Standard Chartered PLC			Drummond Co Inc
3.85%, 4/27/2015(a)	6,050	6,080	9.00%, 10/15/2014(a)	1,225	1,283
SunTrust Preferred Capital I			International Coal Group Inc
5.85%, 12/31/2049(d)	266	208	9.13%, 4/1/2018	300	311
Svenska Handelsbanken AB				$ 5,696
5.13%, 3/30/2020(a)	11,960	12,130	Commercial Services - 0.25%
US Bank NA/Cincinnati OH			Aramark Corp
3.78%, 4/29/2020(d)	7,750	7,808	8.50%, 2/1/2015	685	703
Wachovia Bank NA			Great Lakes Dredge & Dock Corp
7.80%, 8/18/2010	385	393	7.75%, 12/15/2013	495	501
Wells Fargo & Co			Hertz Corp/The
0.47%, 8/20/2010(d)	640	640	8.88%, 1/1/2014	1,025	1,058
3.63%, 4/15/2015	5,000	5,076	Quintiles Transnational Corp
7.98%, 3/29/2049(d)	2,470	2,606	9.50%, 12/30/2014(a)	1,150	1,164
Wells Fargo Bank NA			RSC Equipment Rental Inc/RSC Holdings III LLC
0.46%, 5/16/2016(d)	4,615	4,340	10.00%, 7/15/2017(a)	950	1,038
Westpac Banking Corp			10.25%, 11/15/2019(a)	575	600
4.20%, 2/27/2015	3,085	3,216	Trico Shipping AS
	$ 201,485		11.88%, 11/1/2014(a)	125	126
Beverages - 1.44%				$ 5,190
Anheuser-Busch InBev Worldwide Inc			Computers - 0.34%
2.50%, 3/26/2013(a)	3,230	3,246	Affiliated Computer Services Inc
4.13%, 1/15/2015	365	379	5.20%, 6/1/2015	4,435	4,607
5.00%, 4/15/2020(a)	8,445	8,563	Seagate Technology HDD Holdings
5.38%, 11/15/2014(a)	6,400	6,963	6.80%, 10/1/2016	1,370	1,390
5.38%, 1/15/2020	615	643	Seagate Technology International/Cayman Islands
6.88%, 11/15/2019(a)	2,050	2,374	10.00%, 5/1/2014(a)	690	818
Coca-Cola Femsa SAB de CV				$ 6,815
4.63%, 2/15/2020(a)	1,770	1,765
			Consumer Products - 0.03%
Constellation Brands Inc			Yankee Acquisition Corp/MA
7.25%, 9/1/2016	505	518	9.75%, 2/15/2017	573	599
8.38%, 12/15/2014	895	960
Dr Pepper Snapple Group Inc			Credit Card Asset Backed Securities - 0.61%
2.35%, 12/21/2012	765	773	BA Credit Card Trust
6.82%, 5/1/2018	2,704	3,145	0.95%, 12/15/2014(d)	3,000	3,029
	$ 29,329		Cabela's Master Credit Card Trust
Biotechnology - 0.11%			4.31%, 12/16/2013(a)	3,600	3,663
Talecris Biotherapeutics Holdings Corp			Discover Card Master Trust
7.75%, 11/15/2016(a)	2,200	2,222	5.65%, 3/16/2020	2,525	2,835
			GE Capital Credit Card Master Note Trust
Building Materials - 0.14%			0.43%, 3/15/2015(d)	3,160	3,012
Lafarge SA				$ 12,539
6.15%, 7/15/2011	1,597	1,663	Distribution & Wholesale - 0.24%
Masco Corp			McJunkin Red Man Corp
7.13%, 3/15/2020	1,140	1,169	9.50%, 12/15/2016(a)	730	760
	$ 2,832		Minerva Overseas II Ltd
Chemicals - 0.49%			10.88%, 11/15/2019(a)	3,479	3,766
CF Industries Inc			10.88%, 11/15/2019	348	376
6.88%, 5/1/2018	925	964		$ 4,902
7.13%, 5/1/2020	1,520	1,600	Diversified Financial Services - 5.17%
Dow Chemical Co/The			Ameriprise Financial Inc
5.90%, 2/15/2015	3,575	3,921	5.35%, 11/15/2010	2	2

See accompanying notes

147

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Diversified Financial Services (continued)
AngloGold Ashanti Holdings PLC			SquareTwo Financial Corp
5.38%, 4/15/2020	$ 1,159	$ 1,172	11.63%, 4/1/2017(a)	$ 740 $	725
Capital One Capital V			Textron Financial Corp
10.25%, 8/15/2039	1,545	1,854	0.38%, 2/25/2011(d)	5,325	5,244
Capital One Capital VI			TNK-BP Finance SA
8.88%, 5/15/2040	5,560	6,173	7.25%, 2/2/2020(a)	1,900	1,957
CEDC Finance Corp International Inc			UBS Preferred Funding Trust V
9.13%, 12/1/2016(a)	1,776	1,882	6.24%, 5/29/2049	1,200	1,104
Citigroup Capital XXI				$ 105,483
8.30%, 12/21/2057	2,160	2,160	Electric - 2.04%
Countrywide Financial Corp			AES Corp/The
6.25%, 5/15/2016	11,270	11,713	9.75%, 4/15/2016(a)	1,275	1,393
Credit Acceptance Corp			Baltimore Gas & Electric Co
9.13%, 2/1/2017(a)	505	528	5.90%, 10/1/2016	1,230	1,344
DTEK Finance BV			CE Generation LLC
9.50%, 4/28/2015(a)	1,506	1,506	7.42%, 12/15/2018	821	835
E*Trade Financial Corp			CMS Energy Corp
7.38%, 9/15/2013	1,565	1,518	6.25%, 2/1/2020	3,850	3,860
12.50%, 11/30/2017	775	926	6.55%, 7/17/2017	2,000	2,092
Financiera Independencia SAB de CV			Dubai Electricity & Water Authority
10.00%, 3/30/2015(a)	2,517	2,536	8.50%, 4/22/2015(a)	600	618
Ford Motor Credit Co LLC			Dynegy Holdings Inc
7.80%, 6/1/2012	1,360	1,410	7.50%, 6/1/2015	1,155	1,016
General Electric Capital Corp			Elwood Energy LLC
6.00%, 8/7/2019	3,000	3,243	8.16%, 7/5/2026	1,957	1,879
Goldman Sachs Capital I			Enel Finance International SA
6.35%, 2/15/2034	1,000	895	3.88%, 10/7/2014(a)	2,315	2,365
Goldman Sachs Capital II			5.13%, 10/7/2019(a)	4,350	4,274
5.79%, 12/29/2049(d)	2,000	1,582	Energy Future Holdings Corp
Grupo Papelero Scribe SA			9.75%, 10/15/2019	751	753
8.88%, 4/7/2020(a)	3,202	3,010	10.00%, 1/15/2020(a)	605	635
HSBC Finance Capital Trust IX			Energy Future Intermediate Holding Co LLC
5.91%, 11/30/2035	650	593	9.75%, 10/15/2019	918	920
HSBC Finance Corp			FirstEnergy Solutions Corp
5.50%, 1/19/2016	1,000	1,072	6.05%, 8/15/2021	3,875	3,925
Icahn Enterprises LP / Icahn Enterprises Finance			Indiantown Cogeneration LP
Corp			9.26%, 12/15/2010	1,624	1,657
7.75%, 1/15/2016(a)	1,435	1,395	Mirant Americas Generation LLC
International Lease Finance Corp			8.50%, 10/1/2021	445	432
5.63%, 9/15/2010	145	145	Mirant Mid Atlantic Pass Through Trust C
5.65%, 6/1/2014	2,790	2,553	10.06%, 12/30/2028	2,762	3,005
8.63%, 9/15/2015(a)	970	958	Nisource Finance Corp
Janus Capital Group Inc			5.25%, 9/15/2017	1,380	1,416
6.95%, 6/15/2017(d)	740	754	6.40%, 3/15/2018	1,850	2,022
LBG Capital No.1 PLC			Northern States Power Co/MN
8.00%, 6/15/2049(a),(d)	800	718	5.35%, 11/1/2039	745	742
LBI Escrow Corp			NRG Energy Inc
8.00%, 11/1/2017(a)	500	518	7.25%, 2/1/2014	575	583
Merrill Lynch & Co Inc			7.38%, 1/15/2017	620	611
0.45%, 11/1/2011(d)	4,650	4,608	PacifiCorp
0.48%, 6/5/2012(d)	2,300	2,257	5.65%, 7/15/2018	1,100	1,213
Nissan Motor Acceptance Corp			6.25%, 10/15/2037	225	248
3.25%, 1/30/2013(a)	1,280	1,305	Reliant Energy Mid-Atlantic Power Holdings LLC
Nomura Holdings Inc			9.24%, 7/2/2017	2,591	2,682
6.70%, 3/4/2020	6,610	7,080	Tenaska Oklahoma
OMX Timber Finance Investments I LLC			6.53%, 12/30/2014(a)	285	275
5.42%, 1/29/2020(a),(b),(d)	11,785	11,499	United Maritime Group LLC/United Maritime
ORIX Corp			Group Finance Corp
4.71%, 4/27/2015	3,140	3,136	11.75%, 6/15/2015(a)	720	749
Pinnacle Foods Finance LLC / Pinnacle Foods				$ 41,544
Finance Corp			Electrical Components & Equipment - 0.07%
9.25%, 4/1/2015(a)	1,050	1,092	Coleman Cable Inc
10.63%, 4/1/2017	155	167	9.00%, 2/15/2018(a)	1,410	1,440
Pontis Ltd
6.25%, 7/20/2010(a),(b)	800	800	Electronics - 0.15%
SLM Corp			NXP BV / NXP Funding LLC
0.48%, 7/26/2010(d)	3,500	3,486	3.05%, 10/15/2013(d)	985	941
4.50%, 7/26/2010	2,865	2,878	9.50%, 10/15/2015	1,760	1,729
8.00%, 3/25/2020	7,615	7,329

See accompanying notes

148

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electronics (continued)			Healthcare - Services - 0.69%
Viasystems Inc			Alliance HealthCare Services Inc
12.00%, 1/15/2015(a)	$ 370 $	406	8.00%, 12/1/2016(a)	$ 1,320 $	1,234
	$ 3,076		HCA Inc/DE
Energy - Alternate Sources - 0.05%			8.50%, 4/15/2019(a)	810	890
Headwaters Inc			9.25%, 11/15/2016	500	541
11.38%, 11/1/2014	965	1,021	9.63%, 11/15/2016	2,250	2,447
			9.88%, 2/15/2017(a)	200	221
Engineering & Contruction - 0.04%			Healthsouth Corp
Dycom Investments Inc			10.75%, 6/15/2016	1,410	1,537
8.13%, 10/15/2015	830	801	IASIS Healthcare LLC / IASIS Capital Corp
			8.75%, 6/15/2014	955	981
Entertainment - 0.49%			Multiplan Inc
CCM Merger Inc			10.38%, 4/15/2016(a)	1,225	1,268
8.00%, 8/1/2013(a)	1,400	1,290	Quest Diagnostics Inc/DE
Choctaw Resort Development Enterprise			4.75%, 1/30/2020	820	817
7.25%, 11/15/2019(a)	858	596	Select Medical Corp
Lions Gate Entertainment Inc			7.63%, 2/1/2015	1,520	1,444
10.25%, 11/1/2016(a)	770	797	Tenet Healthcare Corp
Peninsula Gaming LLC			9.25%, 2/1/2015(d)	1,300	1,391
8.38%, 8/15/2015(a)	820	838	US Oncology Inc
10.75%, 8/15/2017(a)	1,580	1,616	6.64%, 3/15/2012(d)	358	342
Pinnacle Entertainment Inc			9.13%, 8/15/2017	950	993
7.50%, 6/15/2015	715	688		$ 14,106
8.63%, 8/1/2017(a)	290	303	Holding Companies - Diversified - 0.05%
WMG Acquisition Corp			ESI Tractebel Acquisition Corp
7.38%, 4/15/2014	1,200	1,158	7.99%, 12/30/2011	1,109	1,115
9.50%, 6/15/2016(a)	1,255	1,356
WMG Holdings Corp			Home Equity Asset Backed Securities - 1.78%
9.50%, 12/15/2014	1,390	1,407	Asset Backed Securities Corp Home Equity
	$ 10,049		0.36%, 7/25/2036(d)	1,001	952
Environmental Control - 0.36%			Bear Stearns Asset Backed Securities Trust
Republic Services Inc			0.42%, 8/25/2036(d)	7,145	3,389
5.50%, 9/15/2019(a)	4,485	4,709	0.45%, 5/25/2037(d)	3,200	1,978
6.20%, 3/1/2040(a)	1,755	1,796	0.86%, 3/25/2034(d)	1,098	826
Waste Management Inc			CDC Mortgage Capital Trust
5.00%, 3/15/2014	10	11	1.12%, 6/25/2034(d)	529	413
WCA Waste Corp			Countrywide Asset-Backed Certificates
9.25%, 6/15/2014(e)	825	838	5.39%, 4/25/2036	2,652	1,409
	$ 7,354		5.51%, 8/25/2036	2,440	1,836
Finance - Mortgage Loan/Banker - 0.01%			6.09%, 6/25/2021(d)	3,100	1,395
Fannie Mae			First NLC Trust
6.00%, 5/15/2011(f)	75	79	0.56%, 9/25/2035(d)	1,065	1,044
			0.76%, 5/25/2035(d)	468	249
Food - 0.48%			GMAC Mortgage Corp Loan Trust
Kraft Foods Inc			5.75%, 10/25/2036	2,775	1,596
5.38%, 2/10/2020	6,415	6,654	5.81%, 10/25/2036	1,604	867
6.50%, 2/9/2040	2,975	3,201	6.05%, 12/25/2037(d)	3,426	1,815

	$ 9,855		GSAA Trust
Forest Products & Paper - 0.18%			0.40%, 4/25/2047(d),(e)	8,765	1,002
Cascades Inc			HSI Asset Securitization Corp Trust
7.88%, 1/15/2020(a)	510	515	0.40%, 1/25/2037(d)	6,548	3,082
Corp Durango SAB de CV			Indymac Residential Asset Backed Trust
6.00%, 8/27/2016(d)	2,235	1,777	0.50%, 8/25/2035(d)	40	40
Domtar Corp			JP Morgan Mortgage Acquisition Corp
			0.41%, 8/25/2036(d)	1,850	1,357
10.75%, 6/1/2017	1,020	1,249
Sappi Papier Holding AG			Morgan Stanley ABS Capital I
6.75%, 6/15/2012(a)	135	135	1.13%, 12/25/2034(d)	390	64
	$ 3,676		New Century Home Equity Loan Trust
			0.55%, 3/25/2035(d)	85	81
Healthcare - Products - 0.43%

Angiotech Pharmaceuticals Inc			Option One Mortgage Loan Trust
4.00%, 12/1/2013(d)	3,070	2,506	0.71%, 3/25/2037 (d),(e)	4,325	63
			1.26%, 2/25/2035(d),(e)	161	34
Boston Scientific Corp			1.31%, 5/25/2034(d)	826	597
4.50%, 1/15/2015	1,955	1,918

5.13%, 1/12/2017	1,850	1,793	Residential Asset Securities Corp
6.00%, 1/15/2020	1,885	1,863	0.41%, 9/25/2036 (d)	7,900	6,091
Saxon Asset Securities Trust
7.00%, 11/15/2035	850	818	1.96%, 3/25/2035(d)	403	139
	$ 8,898		Specialty Underwriting & Residential Finance
			1.03%, 2/25/2035(d)	475	414

See accompanying notes

149

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Home Equity Asset Backed Securities			Lodging (continued)
(continued)			Wyndham Worldwide Corp (continued)
WAMU Asset-Backed Certificates			9.88%, 5/1/2014	$ 1,840 $	2,097
0.43%, 5/25/2037(d)	$ 4,000 $	2,204		$ 6,833
0.43%, 7/25/2047(d)	6,850	3,021	Media - 3.24%
Wells Fargo Home Equity Trust			CBS Corp
0.76%, 4/25/2034(d)	407	278	5.75%, 4/15/2020	4,300	4,468
	$ 36,236		Clear Channel Worldwide Holdings Inc
Insurance - 1.81%			9.25%, 12/15/2017(a)	360	384
CNA Financial Corp			9.25%, 12/15/2017(a)	600	643
6.00%, 8/15/2011	1,875	1,940	Comcast Corp
Crum & Forster Holdings Corp			5.15%, 3/1/2020	3,515	3,588
7.75%, 5/1/2017	1,000	1,004	6.40%, 3/1/2040	3,150	3,275
Endurance Specialty Holdings Ltd			6.45%, 3/15/2037	845	885
7.00%, 7/15/2034	740	708	COX Communications Inc
Genworth Financial Inc			5.45%, 12/15/2014	1,805	1,975
6.15%, 11/15/2066(d)	2,650	2,120	6.75%, 3/15/2011	305	318
8.63%, 12/15/2016	460	513	DirecTV Holdings LLC
ING Groep NV			3.55%, 3/15/2015(a)	17,235	17,180
5.78%, 12/29/2049	1,565	1,351	5.20%, 3/15/2020(a)	2,055	2,072
Liberty Mutual Group Inc			DirecTV Holdings LLC / DirecTV Financing Co
10.75%, 6/15/2058(a),(d)	3,870	4,509	Inc
Lincoln National Corp			5.88%, 10/1/2019	5,590	5,935
5.65%, 8/27/2012	865	919	DISH DBS Corp
7.00%, 5/17/2066(d)	5,535	5,120	7.75%, 5/31/2015	1,725	1,811
Metropolitan Life Global Funding I			7.88%, 9/1/2019	725	761
0.29%, 5/17/2010(a),(d)	5,750	5,750	Kabel Deutschland GmbH
Ohio National Financial Services Inc			10.63%, 7/1/2014	2,085	2,174
6.38%, 4/30/2020(a)	2,275	2,335	NBC Universal Inc
Pacific Life Global Funding			3.65%, 4/30/2015(a)	90	91
0.50%, 6/22/2011(a),(d)	2,500	2,485	5.15%, 4/30/2020(a)	7,045	7,127
Sun Life Financial Global Funding LP			6.40%, 4/30/2040(a)	700	723
0.54%, 7/6/2010(a),(d)	1,750	1,750	News America Inc
Teachers Insurance & Annuity Association of			6.20%, 12/15/2034	2,170	2,228
America			Nielsen Finance LLC / Nielsen Finance Co
6.85%, 12/16/2039(a)	1,645	1,855	10.00%, 8/1/2014	1,905	2,000
Travelers Cos Inc/The			Rainbow National Services LLC
6.25%, 3/15/2067(d)	3,030	2,980	10.38%, 9/1/2014(a)	2,190	2,300
WR Berkley Corp			Time Warner Inc
6.25%, 2/15/2037	1,820	1,709	4.88%, 3/15/2020	3,870	3,835
	$ 37,048		UPC Holding BV
Internet - 0.06%			9.88%, 4/15/2018(a)	2,025	2,136
Zayo Group LLC/Zayo Capital Inc				$ 65,909
10.25%, 3/15/2017(a)	1,120	1,163	Mining - 0.61%
			Alcoa Inc
Iron & Steel - 0.14%			5.90%, 2/1/2027	665	613
AK Steel Corp			5.95%, 2/1/2037	385	337
7.63%, 5/15/2020(c)	255	263	Prime Dig Pte Ltd
Evraz Group SA			11.75%, 11/3/2014	100	110
9.50%, 4/24/2018(a)	586	621	Rio Tinto Finance USA Ltd
United States Steel Corp			8.95%, 5/1/2014	1,260	1,527
7.00%, 2/1/2018	1,460	1,486	9.00%, 5/1/2019	1,340	1,726
7.38%, 4/1/2020	560	575	Southern Copper Corp
	$ 2,945		5.38%, 4/16/2020	126	127
Leisure Products & Services - 0.09%			Teck Resources Ltd
Royal Caribbean Cruises Ltd			9.75%, 5/15/2014	2,845	3,457
6.88%, 12/1/2013	1,400	1,449	Vale Overseas Ltd
7.25%, 6/15/2016	300	304	6.88%, 11/21/2036	183	192
	$ 1,753		Vedanta Resources PLC
Lodging - 0.33%			9.50%, 7/18/2018(a)	100	110
Harrah's Operating Co Inc			Vulcan Materials Co
10.00%, 12/15/2018	359	311	1.51%, 12/15/2010(d)	4,325	4,321
10.00%, 12/15/2018	586	507		$ 12,520
11.25%, 6/1/2017	130	142	Miscellaneous Manufacturing - 0.95%
MGM Mirage			GE Capital Trust I
8.50%, 9/15/2010	770	776	6.38%, 11/15/2067	1,045	1,001
10.38%, 5/15/2014(a)	215	235	Textron Inc
13.00%, 11/15/2013	1,470	1,727	6.20%, 3/15/2015	1,720	1,843
Wyndham Worldwide Corp			Trimas Corp
7.38%, 3/1/2020	1,005	1,038	9.75%, 12/15/2017(a)	425	438
See accompanying notes			150

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Miscellaneous Manufacturing (continued)			Mortgage Backed Securities (continued)
Tyco Electronics Group SA			Credit Suisse Mortgage Capital Certificates
6.00%, 10/1/2012	$ 1,740 $	1,878	(continued)
7.13%, 10/1/2037	1,655	1,860	5.42%, 2/15/2040	$ 4,000 $	2,747
Tyco International Finance SA			5.47%, 8/18/2016(a),(b)	3,700	3,269
3.38%, 10/15/2015(c)	5,880	5,899	5.66%, 5/10/2017(a)	4,000	3,276
4.13%, 10/15/2014	985	1,031	5.70%, 7/15/2017(a)	2,980	2,193
Tyco International Ltd / Tyco International Finance			5.70%, 7/15/2017(a)	6,561	6,592
SA			5.91%, 6/15/2039(d)	3,600	3,439
6.88%, 1/15/2021	570	668	6.00%, 6/15/2017(a)	3,250	3,309
7.00%, 12/15/2019	4,000	4,721	6.00%, 7/15/2017(a),(b)	1,775	1,346
	$ 19,339		6.02%, 6/15/2038(d)	3,650	3,767
Mortgage Backed Securities - 14.43%			Developers Diversified Realty Corp
Adjustable Rate Mortgage Trust			3.81%, 10/14/2014(a)	496	507
0.53%, 8/25/2036(d),(e)	4,528	838	5.73%, 10/14/2014(a)	600	637
0.54%, 6/25/2035(d)	585	570	Fannie Mae
0.83%, 2/25/2035(d)	262	198	0.46%, 1/25/2023(d)	741	737
4.84%, 11/25/2035(d)	1,600	1,570	0.51%, 11/25/2022(d)	582	579
Banc of America Commercial Mortgage Inc			0.51%, 3/25/2035(d)	537	536
0.45%, 7/10/2042	196,666	1,255	0.56%, 2/25/2018(d)	427	428
4.97%, 7/10/2043	1,390	453	0.56%, 2/25/2032(d)	889	888
5.45%, 1/15/2049	3,370	3,352	1.29%, 10/25/2011(b),(d)	63,664	425
5.63%, 4/10/2049	4,535	4,707	6.34%, 4/25/2039(d)	2,046	2,103
5.67%, 1/15/2049(a),(d)	1,335	140	6.35%, 3/25/2039(d)	3,035	3,133
5.87%, 4/10/2049(d)	8,685	8,498	6.50%, 2/25/2047	1,692	1,844
5.89%, 7/10/2044	2,125	2,167	Fannie Mae Whole Loan
6.37%, 2/10/2051(d)	4,610	4,720	0.46%, 5/25/2035(d),(e)	1,384	1,381
Banc of America Funding Corp			FDIC Structured Sale Guaranteed Notes
0.34%, 7/20/2036(d)	395	387	0.80%, 2/25/2048(a),(d)	1,922	1,928
0.54%, 7/20/2036(d)	5,781	2,424	3.00%, 9/30/2019(a)	2,673	2,675
Banc of America Large Loan Inc			3.25%, 4/25/2038(a)	2,912	2,904
5.20%, 1/25/2017(a)	2,983	3,060	First Union National Bank Commercial Mortgage
BCRR Trust			Securities Inc
5.86%, 12/15/2043(a)	1,975	1,705	6.14%, 2/12/2034	143	150
6.00%, 4/17/2017(a),(d)	1,700	1,699	Freddie Mac
6.50%, 7/17/2017(a)	3,000	3,014	0.55%, 6/15/2018(d)	617	614
Bear Stearns Alt-A Trust			0.60%, 2/15/2030(d)	434	434
0.54%, 7/25/2035(d)	299	80	0.60%, 5/15/2030(d)	353	352
Bear Stearns Mortgage Funding Trust			0.65%, 7/15/2023(d)	5,234	5,222
0.47%, 7/25/2036(d)	7,116	3,895	0.70%, 6/15/2023(d)	1,017	1,008
Bella Vista Mortgage Trust			0.90%, 11/15/2039(d)	3,218	3,265
0.51%, 5/20/2045(d),(e)	711	406	5.50%, 9/15/2031(d)	5,025	5,360
Citigroup Commercial Mortgage Trust			GE Capital Commercial Mortgage Corp
0.72%, 10/15/2049(d)	62,510	978	0.38%, 5/10/2014	16,208	111
5.48%, 3/17/2051(a),(d)	1,732	1,527	0.77%, 3/10/2040(a),(d)	13,506	77
6.30%, 12/10/2049(d)	3,520	3,609	5.61%, 4/10/2017(d)	7,360	5,066
Commercial Mortgage Loan Trust			Ginnie Mae
6.22%, 9/10/2017(d)	5,420	5,483	5.00%, 10/16/2022	13,474	1,559
Commercial Mortgage Pass Through Certificates			GMAC Commercial Mortgage Securities Inc
6.01%, 12/10/2049(d)	7,090	7,294	1.02%, 3/10/2038(a),(d)	6,950	54
Countrywide Alternative Loan Trust			Greenpoint Mortgage Funding Trust
0.48%, 5/25/2035(d)	24	15	0.53%, 6/25/2045(d)	540	163
0.54%, 6/25/2036(d),(e)	5,415	1,035	0.56%, 6/25/2045(d)	475	88
0.68%, 12/25/2035(d)	3,606	974	Greenwich Capital Commercial Funding Corp
1.77%, 7/20/2035(d)	907	485	5.51%, 3/10/2039	3,775	3,021
Countrywide Asset-Backed Certificates			GS Mortgage Securities Corp II
0.53%, 1/25/2036(d),(e)	3,043	2,327	0.00%, 6/12/2016(a),(g)	625	585
0.54%, 11/25/2035(d)	349	326	0.86%, 11/10/2039(a)	37,529	982
Countrywide Home Loan Mortgage Pass Through			6.00%, 8/10/2045(d)	11,240	11,008
Trust			GSR Mortgage Loan Trust
0.46%, 4/25/2046(d)	5,893	3,446	0.52%, 8/25/2046(d),(e)	4,254	934
Credit Suisse First Boston Mortgage Securities			0.62%, 12/25/2035(d)	514	347
Corp			Harborview Mortgage Loan Trust
0.38%, 11/15/2037(a),(d)	20,509	372	0.50%, 5/19/2047(d)	6,270	869
0.45%, 5/15/2036(a),(d)	9,870	32	Impac CMB Trust
Credit Suisse Mortgage Capital Certificates			0.51%, 5/25/2037(d),(e)	3,697	2,992
0.18%, 12/15/2039	19,887	323	0.69%, 4/25/2035(d)	319	79
0.77%, 9/15/2039(a)	68,454	1,186	1.26%, 10/25/2033(d)	203	132
5.38%, 11/15/2016(a),(b)	650	633	Indymac Index Mortgage Loan Trust
5.38%, 12/15/2016(a)	3,250	2,288	0.44%, 2/25/2037(d)	3,744	2,335

See accompanying notes

151

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Indymac Index Mortgage Loan Trust (continued)			Structured Asset Securities Corp
0.49%, 4/25/2035(d)	$ 552 $	318	5.50%, 6/25/2036(d)	$ 4,743 $	1,167
0.50%, 6/25/2037(d),(e)	5,930	3,804	Wachovia Bank Commercial Mortgage Trust
0.52%, 6/25/2035(d)	4,558	3,087	0.73%, 10/15/2041(a),(d)	30,687	281
0.56%, 8/25/2035(d)	922	620	5.25%, 12/15/2043	3,550	3,555
0.86%, 4/25/2034(d)	200	112	5.60%, 12/15/2043	1,960	58
JP Morgan Chase Commercial Mortgage Securities			5.68%, 5/15/2046(d)	5,350	5,359
Corp			5.77%, 7/15/2016	5,455	5,646
0.72%, 2/15/2051(d)	60,991	1,010	5.80%, 7/15/2045	3,155	2,880
5.28%, 5/15/2047	1,804	1,858	5.82%, 5/15/2046(d)	2,255	1,885
5.29%, 9/12/2037(d)	300	168	6.10%, 2/15/2051(d)	825	811
5.31%, 1/15/2049	250	251	WAMU Commercial Mortgage Securities Trust
5.34%, 5/15/2047	4,066	4,010	3.83%, 1/25/2035(a)	503	509
5.42%, 2/15/2017	3,000	2,892	WaMu Mortgage Pass Through Certificates
5.44%, 5/15/2045(d)	2,725	2,535	0.48%, 8/25/2046(d),(e)	1,737	688
5.62%, 5/15/2045(d)	1,350	341	0.49%, 4/25/2045(d)	313	262
5.63%, 12/5/2019(a)	1,915	2,043	0.51%, 11/25/2045(d)	413	413
5.63%, 6/12/2041(d)	3,205	2,351	0.53%, 4/25/2045(d)	313	199
5.72%, 11/15/2017	2,720	2,656	0.55%, 7/25/2045(d)	696	579
6.30%, 2/12/2051(d)	2,040	1,471	0.57%, 1/25/2045(d)	403	333
6.40%, 2/12/2051(a),(d)	2,250	577	0.63%, 1/25/2045(d)	760	529
JP Morgan Mortgage Trust			0.64%, 11/25/2045(d)	1,849	1,837
5.98%, 6/25/2036(d)	567	533	0.66%, 1/25/2045(d)	6,692	4,983
LB-UBS Commercial Mortgage Trust			0.79%, 1/25/2045(d)	1,882	171
0.34%, 7/15/2040(a)	69,569	1,312	0.90%, 12/25/2027(d),(e)	4,090	3,681
0.51%, 2/15/2040(d)	14,758	277	4.18%, 5/25/2035(d)	945	923
5.56%, 2/15/2040(d)	3,115	1,835	Washington Mutual Alternative Mortgage Pass-
5.86%, 7/15/2040(d)	750	751	Through Certificates
6.32%, 4/15/2041(d)	250	266	0.44%, 1/25/2047(d)	4,719	431
6.32%, 4/15/2041(d)	2,300	1,595	Wells Fargo Mortgage Backed Securities Trust
6.37%, 12/15/2028	400	417	2.97%, 10/25/2035(d)	1,164	1,033
6.45%, 7/17/2040(d)	1,540	450		$ 294,450
Luminent Mortgage Trust			Municipals - 0.04%
0.45%, 5/25/2046(d)	2,113	1,161	City of Buenos Aires
Merrill Lynch Mortgage Investors Inc			12.50%, 4/6/2015(a)	759	797
0.61%, 8/25/2036(d)	290	163
Merrill Lynch Mortgage Trust			Office & Business Equipment - 0.34%
5.78%, 8/12/2016	4,000	3,544	Xerox Corp
Merrill Lynch/Countrywide Commercial Mortgage			4.25%, 2/15/2015	1,770	1,809
Trust			5.50%, 5/15/2012	4,035	4,304
0.72%, 8/12/2048(d)	40,294	1,025	5.63%, 12/15/2019	810	850
0.82%, 12/12/2049(d)	116,642	2,436		$ 6,963
5.39%, 12/12/2049(a),(d)	1,700	365	Oil & Gas - 2.86%
5.70%, 9/12/2049	750	743	Alliance Oil Co Ltd
Morgan Stanley Capital I			9.88%, 3/11/2015(a)	1,521	1,559
0.50%, 6/12/2012(d)	5,000	4,406	Anadarko Petroleum Corp
5.36%, 3/15/2044(d)	5,805	5,715	6.20%, 3/15/2040	1,690	1,711
5.81%, 4/12/2049(d)	825	787	6.45%, 9/15/2036	435	452
Morgan Stanley Dean Witter Capital I			Canadian Natural Resources Ltd
6.54%, 2/15/2031	3	3	5.70%, 5/15/2017	1,880	2,062
Morgan Stanley Reremic Trust			Cenovus Energy Inc
3.00%, 1/17/2013(a),(b)	1,883	1,872	4.50%, 9/15/2014(a)	1,040	1,095
6.00%, 8/12/2045(a),(d)	7,070	7,305	5.70%, 10/15/2019(a)	4,905	5,271
Nomura Asset Acceptance Corp			Chaparral Energy Inc
0.61%, 2/25/2035(d)	95	78	8.50%, 12/1/2015	660	643
RBSCF Trust			Chesapeake Energy Corp
4.66%, 4/15/2015(a)	900	884	7.63%, 7/15/2013	685	710
5.34%, 12/16/2016(a),(b),(d)	2,000	1,840	9.50%, 2/15/2015	675	740
6.00%, 7/17/2014(a),(d)	900	835	Continental Resources Inc/OK
Residential Accredit Loans Inc			7.38%, 10/1/2020(a)	445	461
0.45%, 7/25/2037(d),(e)	7,943	4,510	Denbury Resources Inc
Sequoia Mortgage Trust			8.25%, 2/15/2020	1,449	1,554
0.69%, 2/20/2034(d)	2,207	1,651	9.75%, 3/1/2016	2,155	2,381
Structured Adjustable Rate Mortgage Loan Trust			Ecopetrol SA
0.45%, 7/25/2037(d)	5,795	3,605	7.63%, 7/23/2019	141	158
0.96%, 8/25/2034(d),(e)	2,642	246	Gaz Capital SA for Gazprom
Structured Asset Mortgage Investments Inc			7.29%, 8/16/2037(a)	5,850	5,791
0.56%, 5/25/2045(d)	598	181	9.25%, 4/23/2019	269	320
0.57%, 9/25/2045(d)	700	421
See accompanying notes

152

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Hilcorp Energy I LP/Hilcorp Finance Co			CNH Equipment Trust
8.00%, 2/15/2020(a)	$ 455 $	444	4.12%, 5/15/2012	$ 2,722 $	2,749
Husky Energy Inc			Countrywide Asset-Backed Certificates
7.25%, 12/15/2019	860	1,015	0.39%, 11/25/2037(d)	5,320	3,881
KazMunaiGaz Finance Sub BV			0.42%, 2/25/2037(d)	7,775	6,222
7.00%, 5/5/2020(a),(b),(c)	369	366	0.43%, 6/25/2037(d)	4,032	1,721
Linn Energy LLC			0.55%, 2/25/2036(d)	2,949	2,812
9.88%, 7/1/2018	1,765	1,906	0.78%, 6/25/2035(d)	2,570	2,422
11.75%, 5/15/2017(a)	425	484	0.92%, 12/25/2035(d)	2,600	936
Linn Energy LLC/Linn Energy Finance Corp			1.87%, 1/25/2034(d)	28	15
8.63%, 4/15/2020(a)	1,470	1,525	Countrywide Home Equity Loan Trust
Lukoil International Finance BV			0.45%, 5/15/2036(d)	2,935	709
7.25%, 11/5/2019(a)	239	249	0.48%, 12/15/2035(d)	907	340
Marathon Oil Corp			First-Citizens Home Equity Loan LLC
6.60%, 10/1/2037	1,270	1,372	0.46%, 9/15/2022(a),(d)	954	519
Nexen Inc			GMAC Mortgage Corp Loan Trust
6.40%, 5/15/2037	1,725	1,822	0.44%, 8/25/2035(d)	1,461	570
OPTI Canada Inc			0.47%, 11/25/2036(d)	9,941	3,943
7.88%, 12/15/2014	2,180	2,076	Indymac Residential Asset Backed Trust
9.00%, 12/15/2012(a)	220	225	0.45%, 4/25/2037(d)	2,000	946
Petrobras International Finance Co			JP Morgan Mortgage Acquisition Corp
6.88%, 1/20/2040	220	227	0.34%, 12/25/2036(d)	350	257
Petrohawk Energy Corp			0.34%, 3/25/2037(d)	1,299	1,224
9.13%, 7/15/2013	2,130	2,226	0.41%, 3/25/2037(d)	3,820	2,201
10.50%, 8/1/2014	415	459	0.42%, 5/25/2037(d)	7,850	3,638
Petroleos de Venezuela SA			0.43%, 4/25/2036(d)	4,095	3,091
5.00%, 10/28/2015	2,296	1,469	5.45%, 11/25/2036	6,230	5,995
5.13%, 10/28/2016	304	190	Lehman XS Trust
5.25%, 4/12/2017	633	411	1.42%, 11/25/2035(d)	2,503	1,511
5.38%, 4/12/2027	607	314	Long Beach Mortgage Loan Trust
5.50%, 4/12/2037	22	11	0.41%, 7/25/2036(d)	6,660	2,743
Petroleum Development Corp			0.76%, 2/25/2035(d)	2,187	1,966
12.00%, 2/15/2018	2,025	2,177	0.79%, 6/25/2034(d),(e)	450	359
Pioneer Natural Resources Co			Marriott Vacation Club Owner Trust
7.50%, 1/15/2020	885	941	5.52%, 5/20/2029(a),(d)	1,010	1,022
Quicksilver Resources Inc			Merrill Lynch Mortgage Investors Inc
11.75%, 1/1/2016	1,482	1,719	0.49%, 7/25/2036(d)	121	111
Suncor Energy Inc			MSDWCC Heloc Trust
6.85%, 6/1/2039	850	944	0.45%, 7/25/2017(d)	564	294
Valero Energy Corp			Ownit Mortgage Loan Asset Backed Certificates
4.50%, 2/1/2015	2,300	2,360	0.56%, 8/25/2036(d)	156	152
6.13%, 2/1/2020	215	223	Popular ABS Mortgage Pass-Through Trust
Venoco Inc			0.53%, 5/25/2035(d)	1,452	1,075
11.50%, 10/1/2017	725	772	Residential Asset Mortgage Products Inc
XTO Energy Inc			0.53%, 7/25/2035(d)	490	438
5.50%, 6/15/2018	1,500	1,648	SACO I Inc
6.10%, 4/1/2036	938	1,046	0.40%, 9/25/2036(d)	864	92
6.50%, 12/15/2018	4,045	4,753	Saxon Asset Securities Trust
	$ 58,282		0.78%, 3/25/2035(d)	1,340	916
Oil & Gas Services - 0.18%				$ 63,992
Cie Generale de Geophysique-Veritas			Packaging & Containers - 0.05%
7.50%, 5/15/2015	1,210	1,225	Plastipak Holdings Inc
Weatherford International Ltd			8.50%, 12/15/2015(a)	750	766
6.50%, 8/1/2036	2,300	2,395	10.63%, 8/15/2019(a)	310	344
	$ 3,620			$ 1,110
Other Asset Backed Securities - 3.14%			Pharmaceuticals - 0.51%
Aircraft Certificate Owner Trust			AmerisourceBergen Corp
6.46%, 9/20/2022(a),(b)	680	612	5.63%, 9/15/2012	2,175	2,356
7.00%, 9/20/2022(a),(b)	705	578	Axcan Intermediate Holdings Inc
Ameriquest Mortgage Securities Inc			9.25%, 3/1/2015	2,000	2,100
0.56%, 3/25/2035(d)	242	231	Elan Finance PLC/Elan Finance Corp
Carrington Mortgage Loan Trust			8.75%, 10/15/2016(a)	720	731
0.54%, 12/25/2035(d)	6,172	5,670	Omnicare Inc
Chase Funding Mortgage Loan Asset-Backed			6.13%, 6/1/2013	1,355	1,358
Certificates			Watson Pharmaceuticals Inc
0.72%, 12/25/2033(d)	39	35	5.00%, 8/15/2014	1,980	2,082
0.86%, 7/25/2033(d)	2,028	1,831	6.13%, 8/15/2019	1,490	1,592
1.01%, 9/25/2033(d)	664	165		$ 10,219

See accompanying notes

153

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines - 1.15%			Retail (continued)
Copano Energy LLC / Copano Energy Finance			Sonic Automotive Inc (continued)
Corp			9.00%, 3/15/2018(a)	$ 485 $	505
7.75%, 6/1/2018	$ 405 $	411	Suburban Propane Partners LP/Suburban Energy
8.13%, 3/1/2016	785	797	Finance Corp
El Paso Pipeline Partners Operating Co LLC			7.38%, 3/15/2020	745	760
6.50%, 4/1/2020	740	764	Toys R Us Property Co LLC
Enbridge Energy Partners LP			8.50%, 12/1/2017(a)	1,065	1,126
5.20%, 3/15/2020	2,465	2,545	Yum! Brands Inc
Energy Transfer Partners LP			6.25%, 3/15/2018	4,385	4,889
6.70%, 7/1/2018	1,150	1,287	6.88%, 11/15/2037	560	631
Enterprise Products Operating LLC				$ 34,136
6.13%, 10/15/2039	3,565	3,646	Semiconductors - 0.10%
8.38%, 8/1/2066	1,715	1,783	Freescale Semiconductor Inc
MarkWest Energy Partners LP / MarkWest Energy			9.25%, 4/15/2018(a)	385	401
Finance Corp			National Semiconductor Corp
8.75%, 4/15/2018	1,820	1,886	0.51%, 6/15/2010(d)	1,725	1,724
Regency Energy Partners LP/Regency Energy				$ 2,125
Finance Corp			Software - 0.19%
8.38%, 12/15/2013	1,465	1,513	First Data Corp
Rockies Express Pipeline LLC			9.88%, 9/24/2015	235	215
3.90%, 4/15/2015(a)	3,515	3,493	10.55%, 9/24/2015	1,764	1,561
5.63%, 4/15/2020(a)	3,360	3,361	11.25%, 3/31/2016	425	355
Williams Partners LP			Open Solutions Inc
3.80%, 2/15/2015(a)	2,000	2,011	9.75%, 2/1/2015(a)	2,290	1,935
	$ 23,497			$ 4,066
Real Estate - 0.17%			Sovereign - 0.39%
Country Garden Holdings Co			Argentina Bonos
11.25%, 4/22/2017(a)	1,046	1,033	7.00%, 10/3/2015	695	566
11.75%, 9/10/2014	1,411	1,481	Argentina Government International Bond
Regency Centers LP			8.28%, 12/31/2033	501	372
8.45%, 9/1/2010	940	954	Belgium Government Bond
	$ 3,468		4.00%, 3/28/2019	350	490
REITS - 0.76%			Canadian Government Bond
Boston Properties LP			2.00%, 12/1/2014	85	80
5.63%, 11/15/2020	3,750	3,848	3.75%, 6/1/2019	90	90
Brandywine Operating Partnership LP			Colombia Government International Bond
5.63%, 12/15/2010	1,397	1,418	7.38%, 3/18/2019	659	757
DuPont Fabros Technology LP			Denmark Government Bond
8.50%, 12/15/2017(a)	585	607	4.00%, 11/15/2017	160	31
HRPT Properties Trust			France Government Bond OAT
0.86%, 3/16/2011(d)	1,336	1,317	3.75%, 4/25/2021	90	124
iStar Financial Inc			French Treasury Note BTAN
5.85%, 3/15/2017	1,105	851	3.00%, 7/12/2014	338	470
8.00%, 3/15/2011(a)	2,203	2,197	Hellenic Republic Government Bond
ProLogis			4.60%, 5/20/2013	65	68
6.88%, 3/15/2020	5,400	5,347	Italy Buoni Poliennali Del Tesoro
	$ 15,585		4.25%, 3/1/2020	400	546
Retail - 1.67%			Japan Government Ten Year Bond
Bon-Ton Department Stores Inc/The			1.50%, 12/20/2017	50,000	556
10.25%, 3/15/2014	670	678	1.70%, 3/20/2017	60,000	679
CVS Caremark Corp			Peruvian Government International Bond
0.55%, 6/1/2010(d)	4,710	4,710	7.13%, 3/30/2019	160	188
6.13%, 9/15/2039	4,245	4,353	Poland Government Bond
CVS Pass-Through Trust			5.75%, 4/25/2014	95	33
7.51%, 1/10/2032(a)	339	384	Russian Foreign Bond - Eurobond
Darden Restaurants Inc			3.63%, 4/29/2015(a)	500	488
6.80%, 10/15/2037(d)	4,030	4,455	Sweden Government Bond
Ferrellgas Partners LP			3.75%, 8/12/2017	150	22
9.13%, 10/1/2017(a)	1,325	1,404	Switzerland Government Bond
Lowe's Cos Inc			3.75%, 6/10/2015	20	21
4.63%, 4/15/2020	1,585	1,624	Ukraine Government International Bond
Macy's Retail Holdings Inc			6.58%, 11/21/2016	480	465
5.75%, 7/15/2014	5,145	5,383	United Kingdom Gilt
Nordstrom Inc			4.50%, 3/7/2019	105	170
4.75%, 5/1/2020	2,475	2,487	5.00%, 3/7/2025	50	82
Phillips-Van Heusen Corp			Venezuela Government International Bond
7.38%, 5/15/2020(c)	540	554	5.75%, 2/26/2016	443	319
Sonic Automotive Inc			6.00%, 12/9/2020	1,024	652
8.63%, 8/15/2013	189	193	7.65%, 4/21/2025	556	375

See accompanying notes

154

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Sovereign (continued)			Telecommunications (continued)
Venezuela Government International Bond			Verizon Global Funding Corp
(continued)			7.75%, 12/1/2030	$ 2,375	$ 2,875
7.75%, 10/13/2019	$ 106 $	77	VIP Finance Ireland Ltd for OJSC Vimpel
8.50%, 10/8/2014	386	333	Communications
	$ 8,054		9.13%, 4/30/2018(a)	4,032	4,591
Student Loan Asset Backed Securities - 0.15%			Vodafone Group PLC
SLM Student Loan Trust			0.53%, 2/27/2012(d)	4,000	3,999
0.87%, 10/25/2017(d)	3,000	3,029	0.60%, 6/15/2011(d)	1,930	1,932
			West Corp
Telecommunications - 4.21%			9.50%, 10/15/2014	1,855	1,920
American Tower Corp			11.00%, 10/15/2016	295	316
7.00%, 10/15/2017	6,130	6,850	Wind Acquisition Finance SA
AT&T Inc			11.75%, 7/15/2017(a)	2,490	2,770
5.60%, 5/15/2018	2,725	2,952	Wind Acquisition Holdings Finance SA
6.15%, 9/15/2034	1,325	1,342	12.25%, 7/15/2017(a)	865	906
6.50%, 9/1/2037	2,020	2,152			$ 85,784
Clearwire Communications LLC/Clearwire			Transportation - 0.24%
Finance Inc			CSX Corp
12.00%, 12/1/2015(a)	1,165	1,209	6.22%, 4/30/2040(a)	420	440
Digicel Group Ltd			6.25%, 3/15/2018	3,315	3,696
9.13%, 1/15/2015(a)	3,555	3,590	Navios Maritime Holdings Inc / Navios Maritime
10.50%, 4/15/2018(a)	2,932	3,130	Finance US Inc
Digicel Ltd			8.88%, 11/1/2017(a)	775	810
12.00%, 4/1/2014(a)	905	1,036			$ 4,946
DigitalGlobe Inc			TOTAL BONDS		$ 1,353,019
10.50%, 5/1/2014(a)	1,365	1,495		Principal
Global Crossing Ltd				Amount
12.00%, 9/15/2015(a)	730	820	CONVERTIBLE BONDS - 0.31%	(000's)	Value (000's)
Intelsat Luxembourg SA			Aerospace & Defense - 0.04%
11.25%, 2/4/2017	635	665	GenCorp Inc
11.50%, 2/4/2017	564	595	2.25%, 11/15/2024	375	352
Intelsat Subsidiary Holding Co SA			4.06%, 12/31/2039(a)	400	394
8.88%, 1/15/2015(a)	1,380	1,428			$ 746
8.88%, 1/15/2015	4,175	4,342	Biotechnology - 0.15%
iPCS Inc			Amylin Pharmaceuticals Inc
2.37%, 5/1/2013(d)	560	529
			3.00%, 6/15/2014	3,430	3,018
Level 3 Financing Inc
9.25%, 11/1/2014	2,445	2,417	Electronics - 0.07%
10.00%, 2/1/2018(a)	710	699
			L-1 Identity Solutions Inc
MasTec Inc			3.75%, 5/15/2027	1,445	1,373
7.63%, 2/1/2017	900	874
Nextel Communications Inc			Retail - 0.00%
7.38%, 8/1/2015	2,605	2,537	Sonic Automotive Inc
Rogers Wireless Inc			5.00%, 10/1/2029	75	83
6.38%, 3/1/2014	260	291
SBA Tower Trust			Semiconductors - 0.05%
4.25%, 4/15/2015(a)	2,870	2,935
			Jazz Technologies Inc
Sprint Nextel Corp			8.00%, 12/31/2011	1,090	1,063
6.00%, 12/1/2016	345	318
8.38%, 8/15/2017	1,015	1,049	TOTAL CONVERTIBLE BONDS		$ 6,283
Telcordia Technologies Inc				Principal
4.05%, 7/15/2012(a),(d)	2,360	2,363
10.00%, 3/15/2013(a)	310	311		Amount
			MUNICIPAL BONDS - 0.29%	(000's)	Value (000's)
Telecom Italia Capital SA
0.73%, 2/1/2011 (d)	845	842	California - 0.12%
0.91%, 7/18/2011(d)	2,175	2,165	Los Angeles Unified School District/CA
			5.75%, 7/1/2034	$ 2,430	$ 2,318
6.38%, 11/15/2033	2,610	2,429	San Diego County Water Authority
7.00%, 6/4/2018	2,165	2,343	6.14%, 5/1/2049	190	197
Telefonica Emisiones SAU
0.58%, 2/4/2013(d)	2,075	2,037			$ 2,515
3.73%, 4/27/2015	2,855	2,873	Illinois - 0.05%
4.95%, 1/15/2015	2,045	2,168	Chicago Transit Authority
5.13%, 4/27/2020	1,910	1,912	6.20%, 12/1/2040	1,000	1,039
Telesat Canada / Telesat LLC
11.00%, 11/1/2015	605	678	Nevada - 0.10%
Verizon Communications Inc			County of Clark NV
6.25%, 4/1/2037	1,425	1,492	6.88%, 7/1/2042	1,970	2,053
6.35%, 4/1/2019	1,430	1,607

See accompanying notes

155

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Oregon - 0.02%			Media (continued)
Oregon State Department of Transportation			Univision, 1st Lien Term Loan
5.83%, 11/15/2034	$ 345	$ 363	2.54%, 9/29/2014(d)	$ 2,890	$ 2,630
					$ 3,049
TOTAL MUNICIPAL BONDS		$ 5,970	Miscellaneous Manufacturing - 0.01%
	Principal		GenTek Holding LLC, Term Loan
SENIOR FLOATING RATE INTERESTS -	Amount		7.00%, 9/30/2014(d)	209	210
1.54%	(000's)	Value (000's)
Automobile Manufacturers - 0.15%			Oil & Gas - 0.03%
Ford, Term Loan B			Venoco Inc, Term Loan C
3.28%, 12/16/2013(d)	3,132	3,020	4.31%, 5/7/2014(d)	725	693

Automobile Parts & Equipment - 0.02%			Retail - 0.02%
Hayes Lemmerz Intl, Term Loan			Rite Aid Corp, Term Loan 4
12.00%, 12/11/2013(d)	489	496	9.50%, 6/5/2015(d)	300	312

Chemicals - 0.11%			Semiconductors - 0.10%
Nalco Co, Term Loan B-New			Freescale Semiconductor Inc, Term Loan
6.41%, 5/6/2016(d)	2,188	2,204	4.50%, 12/1/2016(d)	1,552	1,489
			Spansion Inc, Term Loan B-Exit
Diversified Financial Services - 0.08%			7.64%, 2/9/2015(d)	600	606
American General Finance Corp, Term Loan					$ 2,095
7.25%, 4/16/2015(d)	870	872	Software - 0.16%
Nuveen Investments Inc, Term Loan			First Data Corp, Term Loan B1
12.50%, 7/9/2015(d)	655	721	3.01%, 12/24/2014(d)	975	878
		$ 1,593	First Data Corp, Term Loan B2
Electric - 0.11%			3.03%, 9/24/2014(d)	731	658
Texas Competitive Electric Holdings Company,			First Data Corp, Term Loan B3
Term Loan B2			3.03%, 9/24/2014(d)	975	875
3.75%, 10/29/2014(d)	2,736	2,243	Open Solutions Inc, Term Loan B
			2.45%, 1/23/2014(d)	939	846
Entertainment - 0.04%					$ 3,257
CCM Merger Inc, Term Loan B			Telecommunications - 0.02%
8.50%, 7/21/2012(d)	738	729	Telcordia Technologies Inc, Term Loan 1L
			0.00%, 4/9/2016(d),(h)	500	501
Healthcare - Products - 0.06%
Biomet Inc, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$ 31,320
3.28%, 3/25/2015(d)	1,182	1,166		Principal
			U.S. GOVERNMENT & GOVERNMENT	Amount
Healthcare - Services - 0.23%			AGENCY OBLIGATIONS - 42.91%	(000's)	Value (000's)
HCA Inc, Term Loan A1			Federal Home Loan Mortgage Corporation
1.54%, 1/22/2012(d)	1,822	1,766	(FHLMC) - 15.50%
HCA Inc, Term Loan B1			2.74%, 1/1/2034(d),(i)	$ 285	$ 297
2.54%, 11/18/2013(d)	2,851	2,774	4.50%, 4/1/2011(i)	1,166	1,205
Multiplan Inc, Term Loan			4.50%, 5/1/2025(i),(j)	10,475	10,887
6.00%, 4/12/2013(d)	100	100	5.00%, 5/1/2018(i)	1,933	2,066
		$ 4,640	5.00%, 10/1/2018(i)	1,276	1,364
Insurance - 0.05%			5.00%, 1/1/2019(i)	1,855	1,982
Asurion Corp, PIK Term Loan			5.00%, 5/1/2025(i),(j)	6,660	7,040
6.75%, 7/7/2015(d)	1,090	1,077	5.00%, 7/1/2035(i)	1,093	1,137
			5.00%, 8/1/2035(i)	6,087	6,334
Internet - 0.02%			5.00%, 10/1/2035(i)	2,367	2,463
Skype Technologies, 1st Lien Term Loan			5.00%, 6/1/2037(i)	212	220
7.00%, 2/2/2015(d)	500	500	5.00%, 4/1/2040(i)	22,042	22,868
			5.00%, 5/1/2040(i),(j)	48,950	50,717
Lodging - 0.09%			5.03%, 7/1/2034(d),(i)	186	197
Harrah's Operating Co Inc, Term Loan B1			5.33%, 12/1/2035(d),(i)	132	138
3.32%, 1/28/2015(d)	1,967	1,732	5.50%, 3/1/2018(i)	339	365
			5.50%, 8/1/2023(i)	4,159	4,455
Machinery - Diversified - 0.09%			5.50%, 6/1/2024(i)	528	563
Manitowoc Company Inc, Term Loan B			5.50%, 4/1/2033(i)	351	373
7.50%, 4/14/2014(d)	1,805	1,803	5.50%, 5/1/2033(i)	663	704
			5.50%, 10/1/2033(i)	502	533
Media - 0.15%			5.50%, 12/1/2033(i)	2,867	3,046
Nielsen Finance LLC / Nielsen Finance Co, Term			5.50%, 9/1/2034(i)	1,575	1,670
Loan			5.50%, 2/1/2035(i)	3,586	3,802
2.25%, 8/9/2013(d)	423	419	5.50%, 11/1/2036(i)	3,402	3,606
			5.50%, 7/1/2037(i)	3,734	3,949
			5.50%, 4/1/2038(i)	4,229	4,473

See accompanying notes

156

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
5.50%, 4/1/2038(i)	$ 3,362	$ 3,556	4.50%, 1/1/2020(i)	$ 1,510	$ 1,591
5.50%, 5/1/2038(i)	4,465	4,722	4.50%, 5/1/2023(i)	14,491	15,093
5.50%, 5/1/2038(i)	7,319	7,740	4.50%, 5/1/2040(i),(j)	49,000	49,398
5.50%, 8/1/2038(i)	2,521	2,666	5.00%, 9/1/2017(i)	417	445
5.50%, 11/1/2039(i)	51,000	53,934	5.00%, 3/1/2018(i)	872	930
5.50%, 5/1/2040(i),(j)	54,850	57,935	5.00%, 5/1/2020(i)	778	828
5.54%, 8/1/2037(d),(i)	1,220	1,291	5.00%, 5/1/2025(i),(j)	5,000	5,277
5.64%, 5/1/2037(i)	599	623	5.00%, 7/1/2035(i)	1,211	1,260
5.87%, 2/1/2037(d),(i)	1,110	1,177	5.00%, 7/1/2035(i)	2,908	3,027
6.00%, 7/1/2017(i)	108	117	5.00%, 4/1/2039(i)	10,604	10,990
6.00%, 3/1/2022(i)	381	413	5.00%, 12/1/2039(i)	1,455	1,508
6.00%, 7/1/2023(i)	1,187	1,287	5.00%, 1/1/2040(i)	21,099	21,866
6.00%, 6/1/2028(i)	21	23	5.00%, 2/1/2040(i)	947	982
6.00%, 1/1/2029(i)	9	10	5.00%, 2/1/2040(i)	876	908
6.00%, 3/1/2031(i)	49	54	5.00%, 4/1/2040(i)	2,195	2,275
6.00%, 4/1/2031(i)	5	6	5.00%, 5/1/2040(i),(j)	74,000	76,590
6.00%, 12/1/2031(i)	291	317	5.43%, 10/1/2036(d),(i)	874	919
6.00%, 12/1/2032(i)	288	313	5.50%, 9/1/2017(i)	109	117
6.00%, 2/1/2033(i)	308	335	5.50%, 10/1/2017(i)	172	185
6.00%, 12/1/2033(i)	541	588	5.50%, 6/1/2020(i)	3,129	3,367
6.00%, 10/1/2036(d),(i)	2,763	2,965	5.50%, 9/1/2020(i)	3,175	3,416
6.00%, 12/1/2037(d),(i)	3,651	3,914	5.50%, 2/1/2023(i)	397	422
6.00%, 1/1/2038(i)	2,671	2,863	5.50%, 6/1/2023(i)	1,557	1,656
6.00%, 1/1/2038(d),(i)	1,087	1,165	5.50%, 7/1/2023(i)	28	29
6.00%, 7/1/2038(i)	12,187	13,059	5.50%, 7/1/2033(i)	1,138	1,208
6.00%, 5/1/2040(i),(j)	15,750	16,857	5.50%, 9/1/2033(i)	1,414	1,501
6.50%, 6/1/2017(i)	302	327	5.50%, 8/1/2036(i)	7,968	8,423
6.50%, 3/1/2029(i)	36	40	5.50%, 2/1/2037(i)	831	876
6.50%, 3/1/2029(i)	6	7	5.50%, 7/1/2038(i)	9,909	10,450
6.50%, 5/1/2029(i)	55	60	5.50%, 5/1/2040(i),(j)	33,730	35,527
6.50%, 4/1/2031(i)	28	31	5.89%, 12/1/2036(d),(i)	4,658	4,927
6.50%, 6/1/2031(i)	3	3	6.00%, 10/1/2021(i)	2,144	2,313
6.50%, 9/1/2031(i)	16	17	6.00%, 2/1/2023(i)	129	141
6.50%, 2/1/2032(i)	30	32	6.00%, 5/1/2032(i)	20	21
6.50%, 2/1/2032(i)	19	20	6.00%, 5/1/2036(i)	857	915
6.50%, 5/1/2032(i)	69	76	6.00%, 6/1/2037(i)	2,482	2,644
6.50%, 4/1/2035(i)	598	652	6.00%, 12/1/2037(i)	696	741
6.50%, 10/1/2035(i)	289	315	6.00%, 2/1/2038(d),(i)	4,767	5,074
7.00%, 12/1/2029(i)	22	25	6.00%, 3/1/2038(i)	1,903	2,025
7.00%, 6/1/2030(i)	28	31	6.00%, 5/1/2038(i)	1,954	2,080
7.00%, 12/1/2030(i)	28	31	6.00%, 5/1/2038(i)	1,315	1,400
7.00%, 6/1/2031(i)	1	1	6.00%, 5/1/2038(i)	1,341	1,427
7.00%, 9/1/2031(i)	8	9	6.00%, 8/1/2038(i)	4,289	4,566
7.50%, 9/1/2030(i)	6	7	6.00%, 8/1/2038(i)	2,368	2,521
7.50%, 9/1/2030(i)	7	8	6.50%, 1/1/2011(i)	1	1
7.50%, 12/1/2030(i)	1	1	6.50%, 2/1/2011(i)	14	14
7.50%, 1/1/2031(i)	39	44	6.50%, 3/1/2011(i)	17	17
7.50%, 3/1/2031(i)	12	14	6.50%, 7/1/2016(i)	12	13
7.50%, 2/1/2032(i)	21	24	6.50%, 2/1/2017(i)	39	42
8.00%, 9/1/2030(i)	125	143	6.50%, 3/1/2017(i)	19	20
8.00%, 11/1/2030(i)	1	1	6.50%, 4/1/2017(i)	9	10
		$ 316,303	6.50%, 8/1/2017(i)	261	282
Federal National Mortgage Association (FNMA)			6.50%, 5/1/2022(i)	23	25
- 15.99%			6.50%, 12/1/2031(i)	12	13
1.88%, 10/1/2034(d),(i)	345	355	6.50%, 2/1/2032(i)	16	17
2.50%, 3/1/2036(d),(i)	4,003	4,176	6.50%, 2/1/2032(i)	30	33
2.52%, 1/1/2033(d),(i)	388	405	6.50%, 4/1/2032(i)	17	19
2.58%, 3/1/2035(d),(i)	720	748	6.50%, 6/1/2032(i)	6	7
2.66%, 2/1/2036(d),(i)	109	114	6.50%, 8/1/2032(i)	117	128
2.81%, 4/1/2036(d),(i)	787	817	6.50%, 10/1/2036(i)	4,654	5,044
2.85%, 12/1/2032(d),(i)	253	263	6.50%, 7/1/2037(i)	2,709	2,932
3.05%, 4/1/2033(d),(i)	366	376	6.50%, 7/1/2037(i)	2,027	2,193
3.13%, 3/1/2035(d),(i)	7,769	8,135	6.50%, 2/1/2038(i)	1,743	1,885
3.30%, 8/1/2035(d),(i)	204	211	6.50%, 3/1/2038(i)	1,575	1,704
3.30%, 9/1/2035(d),(i)	414	428	7.00%, 2/1/2032(i)	49	55
3.37%, 7/1/2033(d),(i)	2,553	2,656	7.00%, 3/1/2032(i)	126	141
3.37%, 7/1/2034(d),(i)	740	764	7.50%, 8/1/2032(i)	54	61
3.39%, 8/1/2035(d),(i)	446	460			$ 326,423

See accompanying notes

157

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

Principal	Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Government National Mortgage Association	Banks (continued)
(GNMA) - 1.97%	Investment in Joint Trading Account; Morgan	$ 21,699	$ 21,698
5.00%, 11/15/2033	$ 10,547	$ 11,093	Stanley Repurchase Agreement; 0.18% dated
5.00%, 6/15/2034	247	259	04/30/10 maturing 05/03/10 (collateralized by
5.00%, 5/1/2040(j)	6,055	6,313	Sovereign Agency Issues; $22,132,554;
5.50%, 5/20/2035	551	588	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
5.50%, 5/1/2040(j)	15,335	16,279	$ 79,210
6.00%, 7/20/2028	157	171	TOTAL REPURCHASE AGREEMENTS	$ 79,210
6.00%, 11/20/2028	141	154	Total Investments	$ 2,351,648
6.00%, 1/20/2029	158	172	Liabilities in Excess of Other Assets, Net -
6.00%, 7/20/2029	37	40	(15.22)%	$ (310,570)
6.00%, 8/15/2031	71	77	TOTAL NET ASSETS - 100.00%	$ 2,041,078
6.00%, 1/15/2032	20	22
6.00%, 2/15/2032	229	249
6.00%, 2/15/2033	110	120	(a)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 12/15/2033	166	181	1933. These securities may be resold in transactions exempt from
6.00%, 5/1/2040(j)	3,025	3,244	registration, normally to qualified institutional buyers. Unless otherwise
6.50%, 3/20/2028	29	32	indicated, these securities are not considered illiquid. At the end of the
6.50%, 5/20/2029	24	26	period, the value of these securities totaled $373,361 or 18.29% of net
6.50%, 2/20/2032	13	14	assets.
6.50%, 10/15/2032	85	93	(b)	Market value is determined in accordance with procedures established in
6.50%, 12/15/2032	655	719	good faith by the Board of Directors. At the end of the period, the value of
7.00%, 4/15/2031	1	1	these securities totaled $25,265 or 1.24% of net assets.
7.00%, 6/15/2031	45	51	(c)	Security purchased on a when-issued basis.
7.00%, 7/15/2031	10	11	(d)	Variable Rate. Rate shown is in effect at April 30, 2010.
7.00%, 6/15/2032	245	275	(e)	Security is Illiquid
8.00%, 1/20/2031	16	18	(f)	Security or a portion of the security was pledged to cover margin
$ 40,202	requirements for futures contracts. At the end of the period, the value of
U.S. Treasury - 9.45%	these securities totaled $662 or 0.03% of net assets.
1.75%, 8/15/2012	40,000	40,591	(g)	Non-Income Producing Security
2.63%, 12/31/2014	600	609	(h)	This Senior Floating Rate Note will settle after April 30, 2010, at which
2.75%, 2/15/2019	40	38	time the interest rate will be determined.
3.13%, 1/31/2017	30,000	30,110	(i)	This entity was put into conservatorship by the US Government in 2008.
3.13%, 5/15/2019	500	483	See Notes to Financial Statements for additional information.
3.25%, 12/31/2016	550	557	(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.38%, 11/15/2019	30,000	29,374	Notes to Financial Statements.
4.00%, 8/15/2018(f)	27,650	28,851	(k)	Security or a portion of the security was pledged to cover margin
4.38%, 11/15/2039	65	63	requirements for swap and/or swaption contracts. At the end of the period,
4.50%, 2/15/2036(k)	13,500	13,572	the value of these securities totaled $3,688 or 0.18% of net assets.
6.00%, 2/15/2026	37,150	44,748
6.13%, 8/15/2029	25	31
6.75%, 8/15/2026	3,000	3,891	Unrealized Appreciation (Depreciation)
$ 192,918	The net federal income tax unrealized appreciation (depreciation) and federal tax
TOTAL U.S. GOVERNMENT &	cost of investments held as of the period end were as follows:
GOVERNMENT AGENCY OBLIGATIONS	$ 875,846
Maturity	Unrealized Appreciation	$ 73,374
Amount	Unrealized Depreciation	(162,950)
REPURCHASE AGREEMENTS - 3.88%	(000's)	Value (000's)	Net Unrealized Appreciation (Depreciation)	$ (89,576)
Banks - 3.88%	Cost for federal income tax purposes	$ 2,441,224
Investment in Joint Trading Account; Bank of	$ 21,699	$ 21,699	All dollar amounts are shown in thousands (000's)
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$22,132,556; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	14,114	14,114
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $14,396,062;
0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	21,699	21,699
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $22,132,566;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)

See accompanying notes

158

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	47 .89%
Financial	21 .83%
Government	9 .89%
Communications	7 .70%
Asset Backed Securities	6 .87%
Consumer, Non-cyclical	5 .30%
Energy	4 .55%
Consumer, Cyclical	3 .59%
Industrial	2 .30%
Utilities	2 .15%
Basic Materials	1 .53%
Technology	1 .28%
Revenue	0 .18%
General Obligation	0 .11%
Diversified	0 .05%
Liabilities in Excess of Other Assets, Net	(15 .22)%
TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)
Asset Type	Percent
Futures	1 .23%
Credit Default Swaps	1 .09%
Currency Contract	0 .18%
Interest Rate Swaps	0 .00%

Credit Default Swaps

								Unrealized/
			Buy/Sell	(Pay)/Receive Expiration		Notional		Appreciation
Counterparty (Issuer)	Reference Entity		Protection Fixed Rate		Date	Amount		(Depreciation)
Barclays Bank	CDX.NA.HY.13		Buy	(5.00)%	12/20/2014	$ 9,900		$ (652)
Barclays Bank	CDX.NA.HY.13		Buy	(5.00)%	12/20/2014		9,900	(640)
Barclays Bank	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		2,262	(634)
Barclays Bank	CDX.NA.IG		Buy	(1.00)%	06/20/2015	38,400		96
Barclays Bank	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		5,351	(1,452)
Deutsche Bank AG	CMBX.NA.AM4		Sell	0.50%	02/17/2051		1,750	34
Goldman Sachs	CMBX.NA.AJ4		Sell	0.96%	02/17/2051		1,750	44
Goldman Sachs	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	17,922		(5,065)
Goldman Sachs	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		9,570	(2,610)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		9,570	(2,681)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		5,351	(1,457)
Morgan Stanley	CDX.NA.HY.13		Buy	(5.00)%	12/20/2014	19,800		(1,280)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		5,351	(1,458)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		5,568	(1,494)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		9,570	(2,597)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value		Appreciation/(Depreciation)
Danish Kroner	JP Morgan Securities	05/19/2010		172,275 $	31	$ 31	$ —
Polish Zloty	JP Morgan Securities	05/19/2010		102,510	36	35		(1)

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value		Appreciation/(Depreciation)
British Pound	JP Morgan Securities	05/19/2010		171,668 $	266	$ 263	$ 3
Canadian Dollar	JP Morgan Securities	05/19/2010		176,855	177	174		3
Danish Kroner	JP Morgan Securities	05/19/2010		341,927	62	61		1
Euro	JP Morgan Securities	05/19/2010		1,291,979	1,752	1,720		32
Japanese Yen	JP Morgan Securities	05/19/2010	120,732,977		1,297	1,285		12
Polish Zloty	JP Morgan Securities	05/19/2010		200,511	70	68		2
Swedish Krona	JP Morgan Securities	05/19/2010		158,430	22	22		—
Swiss Franc	JP Morgan Securities	05/19/2010		22,727	21	21		—

All dollar amounts are shown in thousands (000's)

See accompanying notes

159

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
US 10 Year Note; June 2010		Short	213	$ 24,817	$ 25,114		$ (297)
							$ (297)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive				Notional /Principal	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date		Currency	Amount	Appreciation/(Depreciation)
Goldman Sachs	3 Month LIBOR	Receive	3.24%	04/26/2017	USD	$ 7,000	$ (34)
Goldman Sachs	3 Month LIBOR	Receive	3.77%	04/26/2020	USD	5,250	(55)

All dollar amounts are shown in thousands (000's)

See accompanying notes

160

Schedule of Investments
Core Plus Bond Fund I
April 30, 2010 (unaudited)

CONVERTIBLE PREFERRED STOCKS -				Principal
0.21%	Shares Held Value (000's)			Amount
Banks - 0.21%			BONDS (continued)	(000's)	Value (000's)
Wells Fargo & Co	5,800 $	5,719	Banks (continued)
			GMAC Inc
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 5,719	5.38%, 6/6/2011	$ 7,802	$ 10,284
	Principal		6.00%, 4/1/2011	1,500	1,501
	Amount		6.00%, 12/15/2011	4,000	4,015
BONDS - 41.34%	(000's)	Value (000's)	8.30%, 2/12/2015(b)	5,000	5,219
Agriculture - 0.06%			Goldman Sachs Group Inc/The
UST LLC			0.97%, 2/4/2013(c)	200	252
5.75%, 3/1/2018	$ 1,700	$ 1,709	5.25%, 10/15/2013	1,300	1,364
			6.25%, 9/1/2017	1,800	1,884
Airlines - 0.04%			6.88%, 1/15/2011	800	828
UAL 2009-1 Pass Through Trust			ING Bank NV
10.40%, 11/1/2016(a)	900	977	1.09%, 3/30/2012(a),(b),(c),(d)	23,000	22,958
			2.63%, 2/9/2012(b)	23,600	24,178
Automobile Asset Backed Securities - 0.18%			Intesa Sanpaolo/New York
Bank of America Auto Trust			2.38%, 12/21/2012	14,500	14,616
1.70%, 12/15/2011(b)	1,157	1,161	JP Morgan Chase & Co
Capital Auto Receivables Asset Trust			0.40%, 12/21/2011(c)	16,200	16,161
1.70%, 10/15/2012(c)	962	970	6.00%, 1/15/2018	800	863
Ford Credit Auto Owner Trust			7.90%, 4/29/2049(c)	2,100	2,206
1.21%, 1/15/2012	2,200	2,204	JP Morgan Chase Bank NA
2.00%, 12/15/2011	472	473	0.59%, 6/13/2016(c)	3,500	3,287
		$ 4,808	KeyBank NA
Banks - 17.10%			3.20%, 6/15/2012	11,000	11,470
American Express Bank FSB			KeyCorp
6.00%, 9/13/2017	5,000	5,403	0.86%, 11/22/2010(c)	900	1,144
American Express Centurion Bank			6.50%, 5/14/2013	800	871
5.55%, 10/17/2012	1,300	1,401	Korea Development Bank
Banco Santander Chile			4.38%, 8/10/2015	7,400	7,569
1.56%, 4/20/2012(b),(c)	4,700	4,697	Lloyds TSB Bank PLC
Bank of America Corp			5.80%, 1/13/2020(b)	18,100	17,938
2.10%, 4/30/2012	17,800	18,141	12.00%, 12/16/2049(a),(b)	12,200	14,105
4.50%, 4/1/2015	10,000	10,092	Morgan Stanley
			0.55%, 1/9/2012(c)	13,000	12,859
6.50%, 8/1/2016	10,100	10,894
Bank of Scotland PLC			0.57%, 4/19/2012	1,500	1,467
0.31%, 12/8/2010(b),(c)	600	599	0.60%, 1/9/2014(c)	1,200	1,150
Barclays Bank PLC			3.25%, 12/1/2011	3,800	3,938
5.00%, 9/22/2016	10,100	10,464	5.95%, 12/28/2017	2,700	2,765
6.05%, 12/4/2017(b)	4,300	4,481	Nordea Bank AB
			4.88%, 1/27/2020(b)	10,900	10,853
Citibank NA
1.88%, 5/7/2012	7,900	8,013	Regions Bank/Birmingham AL
1.88%, 6/4/2012	3,900	3,957	3.25%, 12/9/2011	7,600	7,879
Citigroup Inc			7.50%, 5/15/2018	800	807
0.40%, 5/18/2010(c)	500	500	Regions Financial Corp
0.52%, 6/9/2016(c)	300	258	7.38%, 12/10/2037	500	459
0.79%, 6/28/2013(c)	2,300	2,906	Royal Bank of Scotland PLC/The
2.13%, 4/30/2012	7,900	8,059	2.63%, 5/11/2012(b)	21,000	21,477
3.63%, 11/30/2017	2,300	2,934	3.00%, 12/9/2011(b)	200	206
5.50%, 8/27/2012	400	420	Santander US Debt SA Unipersonal
			1.09%, 3/30/2012(b),(c)	17,200	17,221
5.50%, 4/11/2013	5,800	6,125
Societe Generale
5.50%, 10/15/2014	10,400	10,804	5.92%, 4/29/2049(b),(c)	500	454
5.63%, 8/27/2012	600	632
6.00%, 2/21/2012	700	742	UBS AG/Stamford CT
6.00%, 8/15/2017	4,658	4,823	1.35%, 2/23/2012(c)	4,800	4,830
6.40%, 3/27/2013	1,700	2,466	USB Capital IX
			6.19%, 4/15/2049(c)	800	695
7.25%, 10/1/2010	900	921
Wachovia Corp
8.50%, 5/22/2019	300	354	0.43%, 10/15/2011(c)	11,550	11,511
Commonwealth Bank of Australia
0.71%, 7/12/2013(b),(c)	13,900	13,979	Wells Fargo & Co
Credit Agricole SA			7.98%, 3/29/2049(c)	23,000	24,265
8.38%, 12/31/2049(b),(c)	16,500	17,242			$ 461,621
Danske Bank A/S			Beverages - 0.61%
2.50%, 5/10/2012(b)	4,100	4,187	Anheuser-Busch InBev Worldwide Inc
Deutsche Bank AG/London			4.13%, 1/15/2015	7,900	8,201
6.00%, 9/1/2017	2,900	3,208	5.38%, 1/15/2020	7,900	8,260
Dexia Credit Local					$ 16,461
0.81%, 4/29/2014(b),(c)	8,700	8,689	Commercial Services - 0.25%
Export-Import Bank of Korea			Duke University
5.88%, 1/14/2015	8,000	8,681	4.20%, 4/1/2014	1,800	1,917
			5.15%, 4/1/2019	1,400	1,502

See accompanying notes

161

Schedule of Investments
Core Plus Bond Fund I
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Commercial Services (continued)			Electric - 0.25%
President and Fellows of Harvard College			Duke Energy Carolinas LLC
6.00%, 1/15/2019(b)	$ 500 $	568	5.75%, 11/15/2013	$ 2,300 $	2,585
6.50%, 1/15/2039(b)	2,400	2,826	EDF SA
	$ 6,813		5.50%, 1/26/2014(b)	500	553
Diversified Financial Services - 9.73%			6.50%, 1/26/2019(b)	500	567
American Express Credit Corp			Enel Finance International SA
0.43%, 12/2/2010(c)	2,700	2,702	6.80%, 9/15/2037(b)	2,800	2,963
1.66%, 5/27/2010(c)	500	500		$ 6,668
American Express Travel Related Services Co Inc			Finance - Mortgage Loan/Banker - 1.97%
5.25%, 11/21/2011(b)	2,400	2,504	Fannie Mae
American General Finance Corp			1.75%, 5/7/2013(e)	15,600	15,618
0.53%, 8/17/2011(c)	100	92	Federal Home Loan Banks
3.25%, 1/16/2013	6,800	7,524	1.00%, 12/28/2011	1,700	1,702
4.13%, 11/29/2013	3,000	3,280	Freddie Mac
4.88%, 7/15/2012	2,600	2,423	0.22%, 9/19/2011(c),(e)	19,700	19,679
5.63%, 8/17/2011	7,000	6,744	1.13%, 6/1/2011	13,800	13,873
6.90%, 12/15/2017	1,200	1,007	1.13%, 12/15/2011	2,200	2,206
Bear Stearns Cos LLC/The				$ 53,078
7.25%, 2/1/2018	2,200	2,538	Healthcare - Services - 0.39%
Capital One Capital V			HCA Inc/DE
10.25%, 8/15/2039	10,000	12,000	8.50%, 4/15/2019(b)	5,200	5,714
Caterpillar Financial Services Corp			Roche Holdings Inc
7.05%, 10/1/2018	5,390	6,342	7.00%, 3/1/2039(b)	3,900	4,754
Citigroup Capital XXI				$ 10,468
8.30%, 12/21/2057	9,050	9,050	Home Equity Asset Backed Securities - 0.17%
Citigroup Funding Inc			Lake Country Mortgage Loan Trust
1.30%, 5/7/2010(c)	700	700	0.72%, 12/25/2032(b),(c)	4,873	4,712
1.88%, 10/22/2012	3,200	3,234
2.25%, 12/10/2012	15,800	16,109	Insurance - 1.39%
FCE Bank PLC			American International Group Inc
7.13%, 1/15/2013	5,350	7,230	4.95%, 3/20/2012	1,000	1,019
7.88%, 2/15/2011	1,300	2,024	8.18%, 5/15/2068	2,300	1,992
Ford Motor Credit Co LLC			8.25%, 8/15/2018	4,000	4,268
3.05%, 1/13/2012(c)	1,600	1,554	ASIF III Jersey Ltd
General Electric Capital Corp			5.50%, 3/7/2011	6,800	9,097
0.48%, 10/6/2015(c)	7,500	6,901	Metropolitan Life Global Funding I
2.00%, 9/28/2012	40,000	40,655	0.70%, 7/13/2011(b),(c)	13,900	13,881
2.13%, 12/21/2012	1,600	1,628	Pacific LifeCorp
2.63%, 12/28/2012	2,900	2,987	6.00%, 2/10/2020(b)	900	913
6.88%, 1/10/2039	500	556	Prudential Financial Inc
Goldman Sachs Capital II			4.63%, 6/10/2013(c)	1,000	994
5.79%, 12/29/2049(c)	2,600	2,057	Reinsurance Group of America Inc
International Lease Finance Corp			6.75%, 12/15/2011	5,050	5,404
0.47%, 5/24/2010(c)	1,000	1,000
				$ 37,568
5.45%, 3/24/2011	4,490	4,480	Investment Companies - 0.06%
5.75%, 6/15/2011	3,000	2,994	Temasek Financial I Ltd
Macquarie Bank Ltd			4.30%, 10/25/2019(b)	1,700	1,708
2.60%, 1/20/2012(b)	20,726	21,259
Macquarie Group Ltd			Mining - 0.26%
7.30%, 8/1/2014(b)	7,400	8,376
			Corp Nacional del Cobre de Chile
Merrill Lynch & Co Inc			7.50%, 1/15/2019(b)	600	718
0.45%, 11/1/2011(c)	4,000	3,964
0.48%, 6/5/2012(c)	4,200	4,121	Vale Overseas Ltd
0.52%, 7/25/2011(c)	2,200	2,188	5.63%, 9/15/2019	5,800	6,085
0.99%, 3/22/2011(c)	1,200	1,576		$ 6,803
			Mortgage Backed Securities - 2.65%
6.05%, 8/15/2012	14,150	15,183	Banc of America Funding Corp
Nomura Holdings Inc			3.69%, 6/25/2034(c)	248	240
6.70%, 3/4/2020	13,200	14,140	Banc of America Mortgage Securities Inc
Northern Rock Asset Management PLC			5.50%, 12/25/2020	2,513	2,394
5.63%, 6/22/2017(b),(d)	12,200	12,240
			Bear Stearns Adjustable Rate Mortgage Trust
SLM Corp			4.51%, 12/25/2035(c)	468	452
0.46%, 3/15/2011(c)	5,000	4,925
0.48%, 7/26/2010(c)	700	697	Bear Stearns Alt-A Trust
			2.95%, 5/25/2035(c)	456	343
2.75%, 3/15/2011	10,100	9,315	5.12%, 9/25/2035(c)	43	33
4.50%, 7/26/2010	400	402	Bear Stearns Commercial Mortgage Securities
4.88%, 12/17/2012	7,500	11,131	5.59%, 6/11/2040(c)	1,927	1,993
TNK-BP Finance SA			5.70%, 6/11/2050	200	210
6.13%, 3/20/2012	2,300	2,395
	$ 262,727

See accompanying notes

162

Schedule of Investments Core Plus Bond Fund I

April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Mortgage Backed Securities (continued)			Sovereign - 3.86%
Countrywide Home Loan Mortgage Pass Through			Bundesrepublik Deutschland
Trust			3.25%, 1/4/2020	$ 26,500	$ 36,123
5.50%, 11/25/2035	$ 7,822 $	7,087	Canadian Government Bond
Fannie Mae			2.00%, 12/1/2014	9,300	8,801
0.57%, 4/25/2037(c)	2,642	2,611	4.50%, 6/1/2015	1,400	1,476
Fannie Mae Grantor Trust			French Treasury Note BTAN
7.50%, 6/25/2030	27	31	2.50%, 1/15/2015	4,300	5,829
7.50%, 7/25/2042	42	48	Societe Financement de l'Economie Francaise
GSMPS Mortgage Loan Trust			0.50%, 7/16/2012(b),(c)	1,000	1,001
7.50%, 6/19/2032(b)	201	167	3.38%, 5/5/2014(b)	11,300	11,745
JP Morgan Chase Commercial Mortgage Securities			Swedish Housing Finance Corp
Corp			3.13%, 3/23/2012(b)	36,400	37,448
4.88%, 1/12/2038(c)	5,300	5,570	United Mexican States
JP Morgan Mortgage Trust			5.95%, 3/19/2019	200	215
4.28%, 7/25/2035(c)	2,452	2,220	6.05%, 1/11/2040	1,500	1,470
5.75%, 1/25/2036	991	854			$ 104,108
6.08%, 10/25/2036(c)	3,932	3,478	Student Loan Asset Backed Securities - 0.00%
Mastr Reperforming Loan Trust			SLM Student Loan Trust
7.00%, 8/25/2034(b)	266	254	0.36%, 4/25/2017(c)	25	25
Morgan Stanley Capital I			0.82%, 10/25/2017(c)	100	100
5.11%, 6/15/2040(c)	1,255	1,310	South Carolina Student Loan Corp
RBSCF 2010-RR3 CSCA			0.75%, 9/2/2014(c)	7	7
5.47%, 7/16/2016(a)	20,378	20,889			$ 132
Suntrust Adjustable Rate Mortgage Loan Trust			Telecommunications - 0.15%
5.97%, 10/25/2037(c)	17,444	13,976	Cellco Partnership / Verizon Wireless Capital LLC
Thornburg Mortgage Securities Trust			5.25%, 2/1/2012	3,900	4,159
0.35%, 3/25/2037(c)	1,430	1,408
Wachovia Bank Commercial Mortgage Trust			Transportation - 0.07%
5.42%, 1/15/2045	200	205	Union Pacific Corp
WaMu Mortgage Pass Through Certificates			5.70%, 8/15/2018	1,800	1,940
5.86%, 2/25/2037(c)	7,025	5,756
	$ 71,529		TOTAL BONDS		$ 1,116,063
Oil & Gas - 0.70%				Principal
Petrobras International Finance Co				Amount
7.88%, 3/15/2019	9,600	11,217	MUNICIPAL BONDS - 2.78%	(000's)	Value (000's)
Petroleos Mexicanos			California - 1.41%
6.00%, 3/5/2020(b)	3,700	3,805
			California Infrastructure & Economic Development
8.00%, 5/3/2019	2,100	2,468	Bank University of California
Shell International Finance BV			6.49%, 5/15/2049	$ 1,000	$ 1,019
5.50%, 3/25/2040	1,400	1,419	California State University
	$ 18,909		6.43%, 11/1/2030	1,500	1,505
Other Asset Backed Securities - 0.25%			Los Angeles Unified School District/CA
Small Business Administration Participation			6.76%, 7/1/2034	22,000	24,261
Certificates			State of California
4.43%, 5/1/2029(c)	6,305	6,587	7.63%, 3/1/2040	4,700	5,247
			7.95%, 3/1/2036	600	655
Pharmaceuticals - 0.08%			University of California
Novartis Capital Corp			6.27%, 5/15/2031	5,400	5,470
4.13%, 2/10/2014	2,000	2,134			$ 38,157
			Florida - 0.19%
Pipelines - 0.01%			County of Seminole FL
TransCanada PipeLines Ltd			6.44%, 10/1/2040	5,000	5,162
7.63%, 1/15/2039	200	249
			Georgia - 0.14%
Real Estate - 0.26%			Municipal Electric Authority of Georgia
WEA Finance LLC			6.66%, 4/1/2057	3,500	3,672
7.13%, 4/15/2018(b)	6,300	7,120
			Illinois - 0.74%
Regional Authority - 0.36%			Chicago Transit Authority
Province of Ontario Canada			6.20%, 12/1/2040	11,000	11,432
5.85%, 3/8/2033	3,800	4,240	State of Illinois
6.50%, 3/8/2029	4,700	5,579	4.07%, 1/1/2014	2,400	2,427
	$ 9,819		6.90%, 3/1/2035	6,000	6,195
Savings & Loans - 0.49%					$ 20,054
Nationwide Building Society			Louisiana - 0.15%
6.25%, 2/25/2020(b)	12,700	13,256
			State of Louisiana
			3.00%, 5/1/2043	3,900	3,932

See accompanying notes

163

Schedule of Investments

Core Plus Bond Fund I

April 30, 2010 (unaudited)

	Principal			Principal

	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount

MUNICIPAL BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)

Nebraska - 0.01%			Federal National Mortgage Association (FNMA)

Public Power Generation Agency			(continued)

7.24%, 1/1/2041	$ 200	$ 209	6.00%, 5/1/2036(g)	$ 308	$ 329

			6.00%, 6/1/2036(g)	16	17

Nevada - 0.07%			6.00%, 7/1/2036(g)	60	64

County of Clark NV			6.00%, 8/1/2036(g)	11	12

6.82%, 7/1/2045	1,700	1,896	6.00%, 8/1/2036(g)	18	19

			6.00%, 8/1/2036(g)	223	238

New York - 0.04%			6.00%, 8/1/2036(g)	114	122

New York City Municipal Water Finance Authority			6.00%, 8/1/2036(g)	17	18

6.01%, 6/15/2042	1,000	1,046	6.00%, 9/1/2036(g)	605	646

			6.00%, 9/1/2036(g)	631	674

Pennsylvania - 0.03%			6.00%, 9/1/2036(g)	1,336	1,427

University of Pittsburgh/PA GO OF UNIV			6.00%, 9/1/2036(g)	17	18

5.00%, 9/15/2028	800	869	6.00%, 9/1/2036(g)	609	650

			6.00%, 10/1/2036(g)	52	56

TOTAL MUNICIPAL BONDS		$ 74,997	6.00%, 10/1/2036(g)	13	14

	Principal		6.00%, 10/1/2036(g)	17	19

SENIOR FLOATING RATE INTERESTS -	Amount		6.00%, 10/1/2036(g)	606	647

0.09%	(000's) Value (000's)		6.00%, 10/1/2036(g)	1,428	1,524

Diversified Financial Services - 0.09%			6.00%, 10/1/2036(g)	90	96

American General Finance Corp, Term Loan			6.00%, 10/1/2036(g)	3,824	4,082

7.25%, 4/16/2015(c)	2,300	2,306	6.00%, 10/1/2036(g)	13	14
			6.00%, 10/1/2036(g)	263	281

TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,306	6.00%, 11/1/2036(g)	146	156
			6.00%, 11/1/2036(g)	12	12

	Principal		6.00%, 11/1/2036(g)	615	657

U.S. GOVERNMENT & GOVERNMENT	Amount		6.00%, 11/1/2036(g)	17	19

AGENCY OBLIGATIONS - 25.88%	(000's)	Value (000's)	6.00%, 11/1/2036(g)	262	280

Federal Home Loan Bank - 0.24%			6.00%, 11/1/2036(g)	14	15
0.19%, 7/16/2010 (f)	$ 6,600	$ 6,597	6.00%, 11/1/2036(g)	302	323

			6.00%, 12/1/2036(g)	27	29

Federal Home Loan Mortgage Corporation			6.00%, 12/1/2036(g)	689	735
(FHLMC) - 6.76%
0.20%, 7/14/2010(f),(g)	129,800	129,751	6.00%, 12/1/2036(g)	37	39

0.24%, 8/18/2010(f),(g)	52,300	52,269	6.00%, 12/1/2036(g)	657	701

4.64%, 6/1/2035(c),(g)	579	596	6.00%, 12/1/2036(g)	330	352
			6.00%, 12/1/2036(g)	1,005	1,072

		$ 182,616	6.00%, 12/1/2036(g)	327	349

Federal National Mortgage Association (FNMA)			6.00%, 12/1/2036(g)	778	830

- 10.98%			6.00%, 12/1/2036(g)	1,017	1,087
3.30%, 9/1/2035(c),(g)	635	659
			6.00%, 1/1/2037(g)	772	824
4.50%, 5/1/2040(g),(h)	15,000	15,122
			6.00%, 1/1/2037(g)	150	160
4.66%, 8/1/2035(c),(g)	590	610
			6.00%, 1/1/2037(g)	1,189	1,266
5.50%, 6/1/2036(g)	400	422
			6.00%, 1/1/2037(g)	408	435
5.50%, 1/1/2037(g)	364	384
			6.00%, 1/1/2037(g)	23	25
5.50%, 2/1/2037(g)	50	53
			6.00%, 1/1/2037(g)	746	797
5.50%, 3/1/2037(g)	361	381
			6.00%, 1/1/2037(g)	16	17
5.50%, 3/1/2037(g)	922	973
			6.00%, 2/1/2037(g)	412	439
5.50%, 4/1/2037(g)	470	495
			6.00%, 4/1/2037(g)	649	691
5.50%, 5/1/2037(g)	27	29
			6.00%, 4/1/2037(g)	167	178
5.50%, 7/1/2037(g)	426	449
			6.00%, 4/1/2037(g)	720	767
5.50%, 5/1/2040(g),(h)	3,000	3,160
			6.00%, 4/1/2037(g)	394	420
6.00%, 12/1/2031(g)	38	41
			6.00%, 4/1/2037(g)	1,002	1,068
6.00%, 4/1/2033(g)	40	43
			6.00%, 4/1/2037(g)	66	70
6.00%, 7/1/2033(g)	16	17
			6.00%, 5/1/2037(g)	320	340
6.00%, 6/1/2034(g)	26	28
			6.00%, 5/1/2037(g)	771	821
6.00%, 7/1/2034(g)	19	20
			6.00%, 5/1/2037(g)	29	31
6.00%, 8/1/2034(g)	67	73
			6.00%, 6/1/2037(g)	44	47
6.00%, 11/1/2034(g)	67	73
			6.00%, 6/1/2037(g)	563	599
6.00%, 4/1/2035(g)	17	18
			6.00%, 6/1/2037(g)	15	16
6.00%, 5/1/2035(g)	75	80
			6.00%, 6/1/2037(g)	369	393
6.00%, 6/1/2035(g)	119	127
			6.00%, 6/1/2037(g)	660	705
6.00%, 6/1/2035(g)	1,315	1,407
			6.00%, 6/1/2037(g)	566	603
6.00%, 7/1/2035(g)	1,053	1,127
			6.00%, 7/1/2037(g)	505	537
6.00%, 9/1/2035(g)	47	51
			6.00%, 7/1/2037(g)	871	928
6.00%, 9/1/2035(g)	245	263
			6.00%, 7/1/2037(g)	58	62
6.00%, 10/1/2035(g)	22	24
			6.00%, 7/1/2037(g)	16	17
6.00%, 10/1/2035(g)	1,038	1,111
			6.00%, 7/1/2037(g)	15	16
6.00%, 2/1/2036(g)	757	808
			6.00%, 7/1/2037(g)	14	15
6.00%, 2/1/2036(g)	282	301
			6.00%, 7/1/2037(g)	460	490
6.00%, 4/1/2036(g)	654	698

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 7/1/2037(g)	$ 1,751	$ 1,865	6.00%, 10/1/2037(g)	$ 727	$ 775
6.00%, 7/1/2037(g)	929	989	6.00%, 10/1/2037(g)	17	18
6.00%, 7/1/2037(g)	7	7	6.00%, 10/1/2037(g)	493	525
6.00%, 7/1/2037(g)	242	257	6.00%, 10/1/2037(g)	432	460
6.00%, 7/1/2037(g)	146	155	6.00%, 10/1/2037(g)	2,394	2,550
6.00%, 7/1/2037(g)	137	146	6.00%, 11/1/2037(g)	423	451
6.00%, 7/1/2037(g)	738	786	6.00%, 11/1/2037(g)	589	628
6.00%, 7/1/2037(g)	72	77	6.00%, 11/1/2037(g)	1,186	1,263
6.00%, 7/1/2037(g)	443	472	6.00%, 11/1/2037(g)	10,866	11,573
6.00%, 7/1/2037(g)	2,089	2,225	6.00%, 11/1/2037(g)	240	255
6.00%, 7/1/2037(g)	148	158	6.00%, 11/1/2037(g)	16	17
6.00%, 8/1/2037(g)	255	271	6.00%, 11/1/2037(g)	649	692
6.00%, 8/1/2037(g)	2,147	2,286	6.00%, 11/1/2037(g)	359	383
6.00%, 8/1/2037(g)	215	229	6.00%, 11/1/2037(g)	843	898
6.00%, 8/1/2037(g)	799	851	6.00%, 11/1/2037(g)	309	329
6.00%, 8/1/2037(g)	23	25	6.00%, 11/1/2037(g)	61	65
6.00%, 8/1/2037(g)	518	552	6.00%, 11/1/2037(g)	218	232
6.00%, 8/1/2037(g)	376	401	6.00%, 11/1/2037(g)	605	644
6.00%, 8/1/2037(g)	332	354	6.00%, 11/1/2037(g)	577	614
6.00%, 8/1/2037(g)	292	311	6.00%, 11/1/2037(g)	639	680
6.00%, 8/1/2037(g)	16,450	17,520	6.00%, 11/1/2037(g)	306	326
6.00%, 8/1/2037(g)	332	354	6.00%, 11/1/2037(g)	200	213
6.00%, 8/1/2037(g)	844	899	6.00%, 11/1/2037(g)	990	1,055
6.00%, 8/1/2037(g)	17	18	6.00%, 11/1/2037(g)	123	131
6.00%, 8/1/2037(g)	434	462	6.00%, 11/1/2037(g)	296	315
6.00%, 8/1/2037(g)	458	488	6.00%, 11/1/2037(g)	690	734
6.00%, 9/1/2037(g)	646	688	6.00%, 11/1/2037(g)	16	17
6.00%, 9/1/2037(g)	23,967	25,527	6.00%, 11/1/2037(g)	14	15
6.00%, 9/1/2037(g)	854	909	6.00%, 11/1/2037(g)	23	24
6.00%, 9/1/2037(g)	686	730	6.00%, 11/1/2037(g)	728	775
6.00%, 9/1/2037(g)	12	13	6.00%, 11/1/2037(g)	619	660
6.00%, 9/1/2037(g)	17	18	6.00%, 11/1/2037(g)	2,652	2,825
6.00%, 9/1/2037(g)	63	67	6.00%, 12/1/2037(g)	250	266
6.00%, 9/1/2037(g)	1,323	1,409	6.00%, 12/1/2037(g)	67	71
6.00%, 9/1/2037(g)	358	381	6.00%, 12/1/2037(g)	714	761
6.00%, 9/1/2037(g)	246	262	6.00%, 12/1/2037(g)	3,275	3,488
6.00%, 9/1/2037(g)	205	219	6.00%, 12/1/2037(g)	1,186	1,263
6.00%, 9/1/2037(g)	359	382	6.00%, 12/1/2037(g)	785	836
6.00%, 9/1/2037(g)	8,307	8,847	6.00%, 12/1/2037(g)	475	505
6.00%, 9/1/2037(g)	38	41	6.00%, 12/1/2037(g)	160	171
6.00%, 9/1/2037(g)	759	808	6.00%, 12/1/2037(g)	444	473
6.00%, 9/1/2037(g)	459	489	6.00%, 12/1/2037(g)	963	1,026
6.00%, 9/1/2037(g)	13	14	6.00%, 12/1/2037(g)	433	462
6.00%, 9/1/2037(g)	1,937	2,063	6.00%, 12/1/2037(g)	328	350
6.00%, 9/1/2037(g)	2,315	2,466	6.00%, 12/1/2037(g)	188	201
6.00%, 9/1/2037(g)	17	18	6.00%, 12/1/2037(g)	1,131	1,205
6.00%, 9/1/2037(g)	645	687	6.00%, 12/1/2037(g)	10,480	11,162
6.00%, 9/1/2037(g)	12	13	6.00%, 12/1/2037(g)	539	574
6.00%, 9/1/2037(g)	11,029	11,746	6.00%, 1/1/2038(g)	292	311
6.00%, 9/1/2037(g)	439	468	6.00%, 1/1/2038(g)	1,118	1,191
6.00%, 9/1/2037(g)	2,571	2,738	6.00%, 1/1/2038(g)	729	777
6.00%, 10/1/2037(g)	303	323	6.00%, 1/1/2038(g)	14	15
6.00%, 10/1/2037(g)	642	684	6.00%, 1/1/2038(g)	894	952
6.00%, 10/1/2037(g)	4,039	4,302	6.00%, 1/1/2038(g)	1,734	1,847
6.00%, 10/1/2037(g)	947	1,008	6.00%, 1/1/2038(g)	1,319	1,405
6.00%, 10/1/2037(g)	19	20	6.00%, 1/1/2038(g)	19	20
6.00%, 10/1/2037(g)	585	623	6.00%, 1/1/2038(g)	192	204
6.00%, 10/1/2037(g)	383	408	6.00%, 1/1/2038(g)	332	354
6.00%, 10/1/2037(g)	433	461	6.00%, 1/1/2038(g)	725	771
6.00%, 10/1/2037(g)	20	21	6.00%, 2/1/2038(g)	36	39
6.00%, 10/1/2037(g)	449	479	6.00%, 2/1/2038(g)	794	846
6.00%, 10/1/2037(g)	14,122	15,041	6.00%, 2/1/2038(g)	606	645
6.00%, 10/1/2037(e),(g)	38,591	41,102	6.00%, 3/1/2038(g)	2,230	2,374
6.00%, 10/1/2037(g)	53	57	6.00%, 3/1/2038(g)	115	123
6.00%, 10/1/2037(g)	787	838	6.00%, 3/1/2038(g)	542	577
6.00%, 10/1/2037(g)	2,522	2,686	6.00%, 3/1/2038(g)	297	316
6.00%, 10/1/2037(g)	1,831	1,950	6.00%, 3/1/2038(g)	29	31
6.00%, 10/1/2037(g)	497	530	6.00%, 4/1/2038(g)	842	896

See accompanying notes

165

Schedule of Investments
Core Plus Bond Fund I
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA)			Finance - Mortgage Loan/Banker (continued)
(continued)			Fannie Mae Discount Notes (continued)
6.00%, 4/1/2038(g)	$ 813	$ 865	0.22%, 8/2/2010(f)	$ 52,300	$ 52,273
6.00%, 6/1/2038(g)	44	47			$ 72,569
6.00%, 8/1/2038(g)	32	34	TOTAL COMMERCIAL PAPER		$ 72,569
6.00%, 9/1/2038(g)	5,212	5,551	Total Investments		$ 2,699,553
		$ 296,288	Other Assets in Excess of Liabilities, Net -
U.S. Treasury - 4.03%			0.00%		$ 67
1.38%, 3/15/2013	8,800	8,781	TOTAL NET ASSETS - 100.00%		$ 2,699,620
2.38%, 2/28/2015	142	142
3.13%, 4/30/2017	20,800	20,813
3.50%, 2/15/2039	3,300	2,757	(a)		Market value is determined in accordance with procedures established in
3.63%, 2/15/2020(e)	27,600	27,518	good faith by the Board of Directors. At the end of the period, the value of
4.25%, 5/15/2039(e)	11,200	10,694	these securities totaled $58,929 or 2.18% of net assets.
4.38%, 2/15/2038	2,500	2,450	(b)		Security exempt from registration under Rule 144A of the Securities Act of
4.38%, 11/15/2039(e)	7,200	7,020	1933. These securities may be resold in transactions exempt from
4.63%, 2/15/2040	27,300	27,731	registration, normally to qualified institutional buyers. Unless otherwise
4.75%, 2/15/2037	800	835	indicated, these securities are not considered illiquid. At the end of the
		$ 108,741	period, the value of these securities totaled $348,696 or 12.92% of net
U.S. Treasury Bill - 3.87%			assets.
0.16%, 7/1/2010(f)	300	300	(c)	Variable Rate. Rate shown is in effect at April 30, 2010.
0.17%, 7/8/2010(f)	51,284	51,270	(d) Security is Illiquid
0.22%, 8/26/2010(e),(f),(i)	53,019	52,987	(e)		Security or a portion of the security was pledged to cover margin
		$ 104,557	requirements for futures contracts. At the end of the period, the value of
TOTAL U.S. GOVERNMENT &			these securities totaled $12,040 or 0.45% of net assets.
GOVERNMENT AGENCY OBLIGATIONS		$ 698,799	(f) Rate shown is the discount rate.
	Maturity		(g)		This entity was put into conservatorship by the US Government in 2008.
	Amount		See Notes to Financial Statements for additional information.
REPURCHASE AGREEMENTS - 27.01%	(000's)	Value (000's)	(h)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
Mortgage Backed Securities - 9.96%			Notes to Financial Statements.
United States Agency Repurchase Agreement;	$ 268,704	$ 268,700	(i)		Security or a portion of the security was pledged to cover margin
0.20% dated 04/30/10 maturing 05/03/10			requirements for swap and/or swaption contracts. At the end of the period,
(collateralized by Sovereign Agency Issue;			the value of these securities totaled $690 or 0.03% of net assets.
$274,074,000; 0.16%; dated 09/12/11)

U.S. Treasury - 17.03%			Unrealized Appreciation (Depreciation)
United States Treasury Repurchase Agreement;	12,600	12,600	The net federal income tax unrealized appreciation (depreciation) and federal tax
0.19% dated 04/30/10 maturing 05/03/10			cost of investments held as of the period end were as follows:
(collateralized by US Treasury Note;
$12,852,000; 0.88%; dated 01/31/12)			Unrealized Appreciation		$ 75,035
United States Treasury Repurchase Agreement;	61,001	61,000	Unrealized Depreciation		(3,027)
0.19% dated 04/30/10 maturing 05/03/10			Net Unrealized Appreciation (Depreciation)		$ 72,008
(collateralized by US Treasury Note;			Cost for federal income tax purposes		$ 2,627,545
$62,220,000; 2.63%; dated 02/29/16)			All dollar amounts are shown in thousands (000's)
United States Treasury Repurchase Agreement;	374,006	374,000
0.20% dated 04/30/10 maturing 05/03/10			Portfolio Summary (unaudited)
(collateralized by US Treasury Bond;			Sector		Percent
$381,480,000; 6.13%; dated 11/15/27)			Government		33 .83%
United States Treasury Repurchase Agreement;	12,200	12,200	Mortgage Securities		30 .59%
0.20% dated 04/30/10 maturing 05/03/10			Financial		29 .33%
(collateralized by US Treasury Note;			General Obligation		1 .43%
$12,444,000; 3.13%; dated 04/30/17)			Consumer, Non-cyclical		1 .39%
		$ 459,800	Revenue		1 .35%
U.S. Treasury Inflation-Indexed Obligations -			Energy		0 .71%
0.02%			Asset Backed Securities		0 .60%
United States TIPS Repurchase Agreement; 0.19%	600	600	Basic Materials		0 .26%
dated 04/30/10 maturing 05/03/10			Utilities		0 .25%
(collateralized by US Treasury Inflation-			Communications		0 .15%
Indexed Obligation; $612,000; 2.50%; dated			Industrial		0 .07%
01/15/29)			Consumer, Cyclical		0 .04%
			Other Assets in Excess of Liabilities, Net		0 .00%
TOTAL REPURCHASE AGREEMENTS		$ 729,100	TOTAL NET ASSETS		100.00%
	Principal
	Amount
COMMERCIAL PAPER - 2.69%	(000's)	Value (000's)
Finance - Mortgage Loan/Banker - 2.69%
Fannie Mae Discount Notes
0.16%, 6/14/2010(f)	20,300	20,296

See accompanying notes

166

Schedule of Investments
Core Plus Bond Fund I
April 30, 2010 (unaudited)

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		86 .53%
Short Sales		2 .25%
Currency Contract		8 .25%
Interest Rate Swaps		0 .23%
Interest Rate Swaptions		0 .08%
Options		0 .03%
Credit Default Swaps		0 .01%
Interest Rate Floor		0 .01%
Credit Default Swaptions		0 .00%

Credit Default Swaps

							Unrealized/
			Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)
Bank of America NA	Japanese Govt Bond (20Y); 2.00%; 03/21/2022		Sell	1.00%	03/20/2015	$ 500	$ 2
Bank of America NA	Berkshire Hathaway Finance Corp; 4.63%; 10/15/2013		Sell	1.00%	03/20/2015	2,200	26
Bank of America NA	France (Govt of) OAT BD; 4.25%; 04/25/2019		Sell	0.25%	03/20/2015	1,000	—
Barclays Bank PLC	United Mexican States; 7.50%; 04/08/2033		Sell	1.00%	03/20/2015	1,500	24
Barclays Bank PLC	Republic of Brazil Global Bond; 12.25%; 03/06/2030		Sell	1.00%	06/20/2015	500	2
Barclays Bank PLC	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	03/20/2011	400	2
Citibank NA	United Mexican States; 7.50%; 04/08/2033		Sell	1.00%	03/20/2015	1,500	25
Citibank NA	France (Govt of) OAT BD; 4.25%; 04/25/2019		Sell	0.25%	03/20/2015	1,400	(1)
Deutsche Bank AG	Republic of Brazil Global Bond; 12.25%; 03/06/2030		Sell	1.00%	06/20/2015	600	—
Deutsche Bank AG	UK Gilt; 4.25%; 6/07/2032		Sell	1.00%	12/20/2014	200	1
Deutsche Bank AG	SLM Corp; 5.13%; 08/27/2012		Sell	5.00%	09/20/2010	100	4
Deutsche Bank AG	United Mexican States; 7.50%; 04/08/2033		Sell	1.00%	03/20/2015	800	13
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017		Sell	4.23%	12/20/2013	800	86
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017		Sell	4.30%	12/20/2013	300	33
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017		Sell	4.75%	12/20/2013	100	13
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017		Sell	4.90%	12/20/2013	300	39
Deutsche Bank AG	Japanese Govt Bond (20Y); 2.00%; 03/21/2022		Sell	1.00%	03/20/2015	1,000	3
Goldman Sachs	Berkshire Hathaway Finance Corp; 4.63%; 10/15/2013		Sell	1.00%	03/20/2015	1,100	13
International
Goldman Sachs	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	03/20/2011	500	2
International
Goldman Sachs	Republic of Brazil Global Bond; 12.25%; 03/06/2030		Sell	1.00%	06/20/2015	500	1
International
Goldman Sachs	France (Govt of) OAT BD; 4.25%; 04/25/2019		Sell	0.25%	03/20/2015	900	—
International
Goldman Sachs	UK GILT; 4.25%; 06/07/2032		Sell	1.00%	06/20/2015	12,300	32
International
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%; 03/06/2030		Sell	1.00%	06/20/2015	4,400	2
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%; 03/06/2030		Sell	1.00%	06/20/2015	2,100	—
Morgan Stanley Capital	Republic of Brazil Global Bond; 12.25%; 03/06/2030		Sell	1.00%	06/20/2015	600	—
Services Inc.
Royal Bank of Scotland	France (Govt of) OAT BD; 4.25%; 04/25/2019		Sell	0.25%	03/20/2015	1,400	—
PLC
UBS AG Stamford	Berkshire Hathaway Finance Corp; 4.63%; 10/15/2013		Sell	1.00%	03/20/2015	1,100	13
UBS AG Stamford	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	03/20/2011	1,200	4

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value Appreciation/(Depreciation)
Brazilian Real	HSBC Securities Inc	06/02/2010	25,828,352 $		14,291	$ 14,780 $	489
Canadian Dollar	UBS Securities	05/04/2010	10,109,000		10,052	9,953	(99)
Euro	Barclays Capital	05/24/2010		392,000	522	522	—
Euro	RBC Dominion Securities	05/24/2010		539,000	711	718	7
Indonesia Rupiah	Barclays Capital	11/24/2010	3,616,010,000		370	394	24
Indonesia Rupiah	Citigroup Global Markets	10/07/2010	17,384,293,000		1,720	1,900	180
Indonesia Rupiah	Citigroup Global Markets	11/24/2010	3,600,100,000		370	392	22
Indonesia Rupiah	HSBC Securities Inc	11/24/2010	5,113,815,000		533	558	25
Indonesia Rupiah	Royal Bank of Scotland	10/07/2010	2,644,200,000		260	289	29
Indonesia Rupiah	UBS Securities	10/07/2010	4,569,318,000		460	499	39
Japanese Yen	RBC Dominion Securities	05/17/2010	15,800,000		168	169	1
Korean Won	Banc of America Securities	11/12/2010	413,282,400		350	370	20
Korean Won	Barclays Capital	11/12/2010	772,226,000		658	692	34
Korean Won	Barclays Capital	07/28/2010	303,000,000		256	272	16
Korean Won	Barclays Capital	08/27/2010	1,826,585,000		1,533	1,638	105
Korean Won	Citigroup Global Markets	11/12/2010	1,770,919,774		1,521	1,586	65

See accompanying notes

167

Schedule of Investments
Core Plus Bond Fund I
April 30, 2010 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept		In Exchange For		Value	Appreciation/(Depreciation)
Korean Won	Deutsche Bank Securities	11/12/2010		290,650,000 $	250	$ 260	$ 10
Korean Won	Deutsche Bank Securities	07/28/2010		600,283,726	506	539	33
Korean Won	Goldman Sachs	11/12/2010		152,490,000	130	137	7
Korean Won	JP Morgan Securities	11/12/2010		2,787,468,200	2,449	2,496	47
Korean Won	Morgan Stanley & Company	07/28/2010		498,655,000	422	447	25
Korean Won	Morgan Stanley & Company	11/12/2010		564,039,000	490	505	15
Korean Won	Morgan Stanley & Company	08/27/2010		1,193,586,000	1,014	1,070	56
Malaysian Ringgit	Barclays Capital	06/14/2010		2,538,210	730	794	64
Malaysian Ringgit	Barclays Capital	10/12/2010		3,380,431	990	1,053	63
Malaysian Ringgit	Citigroup Global Markets	10/12/2010		2,347,124	686	731	45
Malaysian Ringgit	Deutsche Bank Securities	06/14/2010		2,766,981	797	866	69
Mexican Peso	Deutsche Bank Securities	09/24/2010		1,617,395	128	129	1
Mexican Peso	UBS Securities	09/24/2010		65,752,077	5,090	5,257	167
Philippine Peso	Barclays Capital	11/15/2010		2,970,000	64	66	2
Philippine Peso	Citigroup Global Markets	11/15/2010		9,587,400	207	212	5
Philippine Peso	Deutsche Bank Securities	11/15/2010		2,840,000	61	63	2
Singapore Dollar	Barclays Capital	06/16/2010		426,279	300	311	11
Singapore Dollar	Barclays Capital	09/16/2010		983,785	702	718	16
Singapore Dollar	Citigroup Global Markets	09/16/2010		731,284	519	534	15
Singapore Dollar	Citigroup Global Markets	06/16/2010		1,514,369	1,089	1,105	16
Singapore Dollar	Deutsche Bank Securities	06/16/2010		366,873	260	268	8
Singapore Dollar	Goldman Sachs	09/16/2010		629,703	447	460	13
Singapore Dollar	UBS Securities	06/16/2010		296,808	210	217	7

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver		In Exchange For		Value	Appreciation/(Depreciation)
British Pound	Royal Bank of Scotland	06/24/2010		14,991,000 $	22,573	$ 22,928	$ (355)
Canadian Dollar	Deutsche Bank Securities	05/04/2010		10,109,000	10,014	9,952	62
Canadian Dollar	UBS Securities	07/07/2010		10,109,000	10,051	9,954	97
Euro	Credit Suisse	07/26/2010		74,798,000	100,239	99,600	639
Euro	Credit Suisse	05/24/2010		1,330,000	1,807	1,771	36
Japanese Yen	Goldman Sachs	05/17/2010		1,037,518,000	11,149	11,047	102
Japanese Yen	Royal Bank of Scotland	05/17/2010		182,010,000	1,973	1,938	35
Singapore Dollar	Citigroup Global Markets	06/16/2010		1,300,000	931	949	(18)
Singapore Dollar	Deutsche Bank Securities	09/16/2010		2,344,772	1,677	1,712	(35)
Singapore Dollar	Deutsche Bank Securities	06/16/2010		1,304,330	933	952	(19)
Swiss Franc	Banc of America Securities	05/10/2010		1,000	1	1	—
Swiss Franc	Deutsche Bank Securities	05/10/2010		9,697,000	9,179	9,012	167

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Current Market Value		Appreciation/(Depreciation)
90 day Eurodollar; December 2010	Long	1,125 $		277,998	$ 278,930		$ 932
90 day Eurodollar; June 2010	Long	2,997		743,531		745,728	2,197
90 day Eurodollar; March 2011	Long	262		63,856		64,779	923
90 day Eurodollar; September 2010	Long	1,628		403,654		404,518	864
90 day Sterling; December 2010	Long	125		23,613		23,635	22
90 day Sterling; June 2010	Long	182		34,458		34,538	80
90 day Sterling; September 2010	Long	120		22,735		22,742	7
Euro Bond; June 2010	Long	325		53,093		54,025	932
Euro Bond; June 2010	Long	144		22,376		22,655	279
US 10 Year Note; June 2010	Long	3,657		427,009		431,184	4,175
US 2 Year Note; June 2010	Long	1,024		222,292		222,800	508
US 5 Year Note; June 2010	Long	252		29,026		29,197	171
US Long Bond; June 2010	Long	11		1,298		1,310	12
							$ 11,102

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

	(Pay)/Receive				Notional /Principal		Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate Fixed Rate Expiration Date		Currency	Amount		Appreciation/(Depreciation)
Deutsche Bank AG	3 Month LIBOR	Pay	4.00%	12/16/2014	USD	$ 30,100	$ 1,589
Deutsche Bank AG	6 Month EURIBOR	Pay	3.00%	06/16/2015	EUR	13,000	515

See accompanying notes

168

Schedule of Investments
Core Plus Bond Fund I
April 30, 2010 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/Receive				Notional /Principal			Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate Fixed Rate Expiration Date Currency				Amount		Appreciation/(Depreciation)
Goldman Sachs Bank USA	6 Month EURIBOR	Pay	3.00%	06/16/2015	EUR	$ 900		$ 36
Barclays Bank PLC	6 Month EURIBOR	Pay	3.00%	06/16/2015	EUR	59,400				2,169
Barclays Bank PLC	MXN-TIIE-Banxico 28 day	Pay	7.34%	01/28/2015	MXN	315,000				440
	Rate
Citibank NA	MXN-TIIE-Banxico 28 day	Pay	7.33%	01/28/2015	MXN	136,000				190
	Rate
Barclays Bank PLC	Brazil Cetip Interbank	Pay	12.29%	01/02/2013	BRL	35,100				(63)
	Deposit Rate
HSBC Bank USA, N.A.	MXN-TIIE-Banxico 28 day	Pay	7.33%	01/28/2015	MXN	30,000				27
	Rate
Goldman Sachs Bank USA	Brazil Cetip Interbank	Pay	11.89%	01/02/2013	BRL	43,200				(195)
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank	Pay	11.89%	01/02/2013	BRL	26,100				(113)
	Deposit Rate
Goldman Sachs Bank USA	Brazil Cetip Interbank	Pay	10.99%	01/02/2012	BRL		6,500			(25)
	Deposit Rate
UBS AG Stamford	Brazil Cetip Interbank	Pay	11.42%	01/02/2012	BRL		5,000			(20)
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank	Pay	11.36%	01/02/2012	BRL		4,600			(18)
	Deposit Rate
UBS AG STAMFORD	Brazil Cetip Interbank	Pay	12.07%	01/02/2013	BRL		5,800			(27)
	Deposit Rate
Merrill Lynch Capital Services Brazil Cetip Interbank		Pay	10.99%	01/02/2012	BRL		9,200			(35)
Inc.	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank	Pay	12.54%	01/02/2014	BRL		1,200			(4)
	Deposit Rate
UBS AG Stamford	Brazil Cetip Interbank	Pay	12.25%	01/02/2014	BRL		7,100			(26)
	Deposit Rate
Citibank NA	6 Month EURIBOR	Pay	3.50%	06/16/2020	EUR		3,500			101
Goldman Sachs Bank USA	Brazil Cetip Interbank	Pay	12.65%	01/02/2014	BRL		7,100			(26)
	Deposit Rate
Barclays Bank PLC	Brazil Cetip Interbank	Pay	11.91%	01/02/2013	BRL	26,700				(129)
	Deposit Rate
Royal Bank of Scotland PLC	3 Month LIBOR	Pay	4.00%	06/16/2015	USD	15,000				91
Morgan Stanley Capital	3 Month LIBOR	Pay	4.00%	06/16/2015	USD	23,300				197
Services Inc.
Goldman Sachs Bank USA	6 Month EURIBOR	Pay	2.50%	06/16/2015	EUR		5,800			60
Morgan Stanley Capital	6 Month EURIBOR	Pay	2.50%	06/16/2015	EUR		2,800			30
Services Inc.
Barclays Bank PLC	Brazil Cetip Interbank	Pay	10.84%	01/02/2012	BRL		1,200			(4)
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank	Pay	11.14%	01/02/2012	BRL		3,500			(11)
	Deposit Rate
Barclays Bank PLC	3 Month LIBOR	Pay	4.00%	06/16/2017	USD		2,100			17
Morgan Stanley Capital	3 Month LIBOR	Pay	4.00%	06/16/2017	USD		6,800			39
Services Inc.
Citibank NA	3 Month LIBOR	Pay	4.00%	06/16/2017	USD		1,600			8
Royal Bank of Scotland PLC	3 Month LIBOR	Pay	4.00%	06/16/2017	USD		1,700			7

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

				Pay/Receive Exercise Expiration			Notional
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index Floating Rate			Rate	Date	Amount		Premium Value
Call - 10 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	3.50%	06/14/2010	$ 56,500		$ 179	$ (271)
Call - 10 Year Interest Rate Swap	Barclays Bank PLC		3 Month LIBOR	Receive	3.50%	06/14/2010		4,200	7	(20)
Call - 10 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	3.25%	10/29/2010		7,900	25	(46)
Call - 10 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	3.25%	10/29/2010		2,800	10	(16)
Call - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	3.50%	08/31/2010		27,000	200	(226)
Call - 10 Year Interest Rate Swap	Morgan Stanley Capital		3 Month LIBOR	Receive	3.50%	08/31/2010		17,600	83	(147)
	Services Inc.
Call - 10 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	3.60%	05/21/2010		9,000	13	(42)
Call - 10 Year Interest Rate Swap	Barclays Bank PLC		3 Month LIBOR	Receive	3.25%	08/31/2010		64,100	166	(232)
Call - 10 Year Interest Rate Swap	Morgan Stanley Capital		3 Month LIBOR	Receive	3.50%	06/14/2010		18,700	69	(90)
	Services Inc.
Call - 10 Year Interest Rate Swap	Bank of America NA		3 Month LIBOR	Receive	3.50%	06/14/2010		4,500	13	(22)
Call - 10 Year Interest Rate Swap	Morgan Stanley Capital		3 Month LIBOR	Receive	3.25%	10/29/2010		3,300	17	(19)
	Services Inc.
Call - 10 Year Interest Rate Swap	Bank of America NA		3 Month LIBOR	Receive	3.25%	08/31/2010		59,700	146	(216)
See accompanying notes

169

Schedule of Investments
Core Plus Bond Fund I
April 30, 2010 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive Exercise Expiration			Notional
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index Floating Rate Rate			Date	Amount	Premium Value
Call - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.25%	08/31/2010 $	3,400	$ 9		$ (12)
Put - 10 Year Interest Rate Swap	Goldman Sachs Bank USA	3 Month LIBOR	Receive	5.00%	10/29/2010	7,900		35	(26)
Put - 10 Year Interest Rate Swap	Goldman Sachs Bank USA	3 Month LIBOR	Receive	4.75%	08/31/2010	10,200		67	(23)
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	10.00%	07/10/2012	12,900		65	(10)
	Services Inc.
Put - 10 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	4.50%	06/14/2010	4,200		5	(1)
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	4.50%	08/31/2010	17,600		114	(75)
	Services Inc.
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC 3 Month LIBOR		Receive	6.00%	08/31/2010	22,000		66	(1)
Put - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	5.00%	10/29/2010	2,800		11	(9)
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC 3 Month LIBOR		Receive	4.50%	08/31/2010	27,000		139	(115)
Put - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	4.50%	06/14/2010	11,700		33	(4)
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	4.50%	06/14/2010	18,700		20	(6)
	Services Inc.
Put - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	4.10%	05/21/2010	9,000		15	(4)
Put - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	4.75%	08/31/2010	3,400		24	(8)
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	5.00%	10/29/2010	3,300		20	(11)
	Services Inc.
Put - 10 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	4.75%	08/31/2010	64,100		262	(142)
Put - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	4.50%	06/14/2010	56,500		176	(18)
Put - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	4.75%	08/31/2010	59,700		322	(132)
Put - 5 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	5.00%	06/15/2010	32,000		42	—
Put - 5 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	5.00%	06/15/2010	108,000		179	—
Put - 5 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	4.00%	12/01/2010	74,300		370	(329)
	Services Inc.

All dollar amounts are shown in thousands (000's)

Options

Written Options Outstanding		Exercise Price Expiration Date		Contracts	Premium			Value
Call - Eurodollar Future; June 2010		$125.00	05/31/2010		30 $	5	$ (32)
Call - U.S. Treasury 10 Year Note Future; June 2010		$118.00	05/21/2010		49	9			(30)
Call - U.S. Treasury 10 Year Note Future; June 2010		$119.00	05/21/2010		359	33			(90)
Call - U.S. Treasury 30 Year Bond Future; June 2010		$119.00	05/21/2010		4	1			(4)
Put - Eurodollar Future; June 2010		$120.00	05/31/2010		30	2			(1)
Put - Eurodollar Future; September 2011		$97.38	09/10/2010		2,592	622			(470)
Put - OTC USD versus JPY		JPY90.00	07/21/2010	13,600,000		120			(99)
Put - OTC USD versus JPY		JPY90.00	07/21/2010	9,700,000		85			(70)
Put - U.S. Treasury 10 Year Note Future; June 2010		$114.00	05/21/2010		240	21			(7)
Put - U.S. Treasury 10 Year Note Future; June 2010		$115.00	05/21/2010		213	28			(10)
Put - U.S. Treasury 30 Year Bond Future; June 2010		$111.00	05/21/2010		4	1			—

All dollar amounts are shown in thousands (000's)

Credit Default Swaptions

		Buy/Sell			Notional
Written Swaptions Outstanding	Counterparty (Issuer)	Protection	Exercise Rate Expiration Date		Amount	Premium			Value
Put - 5 Year Credit Default Swap	Bank of America NA	Sell	1.30%	06/16/2010 $	2,300	$ 2			$ (1)
Call - 5Year Credit Default Swap	Bank of America NA	Sell	0.80%	06/16/2010	2,300			2	(5)

All dollar amounts are shown in thousands (000's)

Inflation Floor

		Strike			Notional
Description	Counterparty (Issuer) Index	Exercise Index	Expiration Date		Amount	Premium			Value
Floor - US CPI Urban Consumers NSA	Deutsche Bank AG	$ 215.95	Max of $0 or (0-	03/10/2020	$ 1,800	$ 13		$ (12)
index		(Index Final/Index
			Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 215.95	Max of $0 or (0-	03/12/2020	5,200		43		(36)
index		(Index Final/Index
			Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 216.69	Max of $0 or (0-	04/07/2020	12,500		111		(89)
Index		(Index Final/Index
			Initial - 1))

All dollar amounts are shown in thousands (000's)

See accompanying notes

170

Schedule of Investments
Core Plus Bond Fund I
April 30, 2010 (unaudited)

Short Sales Outstanding
Security Description	Asset Type	Shares/Principal	Value
Fannie Mae Pool 6%, 6/1/2040	U.S. Government & Government Agency Obligations	$ 57,000	$ 60,687

All dollar amounts are shown in thousands (000's)

See accompanying notes

171

     Schedule of Investments Disciplined LargeCap Blend Fund April 30, 2010 (unaudited)

COMMON STOCKS - 99.97%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 1.16%			Cosmetics & Personal Care - 2.16%
Interpublic Group of Cos Inc (a)	837,970 $	7,466	Procter & Gamble Co	469,302 $	29,172
Omnicom Group Inc	191,845	8,184
	$ 15,650		Distribution & Wholesale - 0.26%
Aerospace & Defense - 2.76%			WESCO International Inc (a)	87,157	3,540
General Dynamics Corp	146,540	11,190
L-3 Communications Holdings Inc	12,913	1,208	Diversified Financial Services - 2.31%
Lockheed Martin Corp	20,325	1,725	American Express Co	316,287	14,587
Raytheon Co	125,548	7,320	Ameriprise Financial Inc	208,774	9,679
United Technologies Corp	210,602	15,785	BlackRock Inc	10,962	2,017
	$ 37,228		Franklin Resources Inc	7,035	813
Agriculture - 0.53%			NASDAQ OMX Group Inc/The (a)	191,952	4,031
Archer-Daniels-Midland Co	27,351	764		$ 31,127
Philip Morris International Inc	128,163	6,290	Electric - 2.70%
	$ 7,054		Constellation Energy Group Inc	196,632	6,951
Airlines - 0.58%			DTE Energy Co	93,867	4,521
Southwest Airlines Co	592,422	7,808	Entergy Corp	98,000	7,966
			Integrys Energy Group Inc	102,411	5,081
Automobile Manufacturers - 0.95%			Mirant Corp (a)	100,736	1,175
Ford Motor Co (a)	979,390	12,752	PG&E Corp	2,965	130
			PPL Corp	156,056	3,864
Banks - 8.77%			Public Service Enterprise Group Inc	205,374	6,599
Bank of America Corp	1,042,548	18,589		$ 36,287
Capital One Financial Corp	216,374	9,393	Electrical Components & Equipment - 1.03%
Citigroup Inc (a)	481,454	2,104	Emerson Electric Co	230,419	12,035
Comerica Inc	26,253	1,102	Hubbell Inc	40,614	1,887
Fifth Third Bancorp	247,132	3,685		$ 13,922
Goldman Sachs Group Inc/The	109,694	15,928	Electronics - 0.55%
JP Morgan Chase & Co	361,701	15,401	Garmin Ltd	75,688	2,829
M&T Bank Corp	819	71	Thomas & Betts Corp (a)	108,848	4,565
Morgan Stanley	205	6		$ 7,394
PNC Financial Services Group Inc	164,524	11,058	Engineering & Contruction - 0.17%
State Street Corp	57,325	2,494	URS Corp (a)	44,828	2,302
US Bancorp	498,995	13,358
Wells Fargo & Co	757,544	25,082	Food - 3.75%
	$ 118,271		ConAgra Foods Inc	292,139	7,149
Beverages - 1.34%			Dean Foods Co (a)	8,466	133
Coca-Cola Co/The	200,652	10,725	Del Monte Foods Co	443,636	6,628
PepsiCo Inc	112,439	7,333	General Mills Inc	131,362	9,350
	$ 18,058		HJ Heinz Co	164,221	7,697
Biotechnology - 0.97%			Hormel Foods Corp	92,268	3,761
Amgen Inc (a)	46,270	2,654	Sara Lee Corp	521,861	7,421
Gilead Sciences Inc (a)	262,530	10,415	Sysco Corp	428	13
	$ 13,069		Tyson Foods Inc	425,842	8,342
Chemicals - 1.38%				$ 50,494
Ashland Inc	92,930	5,535	Forest Products & Paper - 0.60%
CF Industries Holdings Inc	55,400	4,635	International Paper Co	301,035	8,050
Huntsman Corp	196,194	2,239
Lubrizol Corp	68,454	6,184	Gas - 0.54%
	$ 18,593		Nicor Inc	70,767	3,079
Coal - 0.60%			NiSource Inc	130,426	2,126
Peabody Energy Corp	127,927	5,977	UGI Corp	74,988	2,061
Walter Energy Inc	25,593	2,068		$ 7,266
	$ 8,045		Healthcare - Products - 2.22%
Commercial Services - 0.81%			CareFusion Corp (a)	258,234	7,122
RR Donnelley & Sons Co	180,714	3,884	Hologic Inc (a)	183,284	3,275
Western Union Co/The	384,178	7,011	Hospira Inc (a)	52,279	2,812
	$ 10,895		Johnson & Johnson	257,652	16,567
Computers - 7.28%			Medtronic Inc	2,770	121
Apple Inc (a)	103,077	26,915		$ 29,897
Dell Inc (a)	423,421	6,851	Healthcare - Services - 1.40%
EMC Corp/Massachusetts (a)	588,728	11,192	Coventry Health Care Inc (a)	242,457	5,756
Hewlett-Packard Co	409,728	21,294	Tenet Healthcare Corp (a)	402,693	2,517
IBM Corp	209,741	27,057	UnitedHealth Group Inc	347,188	10,523
Western Digital Corp (a)	119,577	4,913		$ 18,796
	$ 98,222		Home Builders - 0.24%
Consumer Products - 1.10%			Lennar Corp	165,127	3,286
Jarden Corp	156,176	5,016
Kimberly-Clark Corp	160,505	9,833	Insurance - 3.83%
	$ 14,849		Aflac Inc	182,010	9,275
			Allied World Assurance Co Holdings Ltd	56,803	2,475

See accompanying notes

172

     Schedule of Investments Disciplined LargeCap Blend Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Pharmaceuticals (continued)
American Financial Group Inc/OH	69,329 $	2,040	Merck & Co Inc	394,974 $	13,840
Berkshire Hathaway Inc (a)	129,801	9,995	Mylan Inc/PA (a)	331,945	7,313
Chubb Corp	171,351	9,059	Pfizer Inc	750,570	12,550
Travelers Cos Inc/The	203,578	10,330		$ 97,132
Unum Group	341,065	8,346	Pipelines - 1.53%
	$ 51,520		El Paso Corp	469,738	5,684
Internet - 1.41%			Oneok Inc	51,771	2,544
Amazon.com Inc (a)	1,093	150	Spectra Energy Corp	151,805	3,543
Google Inc (a)	35,815	18,819	Williams Cos Inc	373,758	8,824
	$ 18,969			$ 20,595
Iron & Steel - 0.01%			REITS - 1.44%
Cliffs Natural Resources Inc	2,232	140	Apartment Investment & Management Co	216,649	4,855
			Mack-Cali Realty Corp	109,440	3,760
Machinery - Construction & Mining - 0.01%			Simon Property Group Inc	121,705	10,834
Caterpillar Inc	2,341	159		$ 19,449
			Retail - 7.22%
Machinery - Diversified - 0.69%			Best Buy Co Inc	159,544	7,275
Deere & Co	155,325	9,291	Big Lots Inc (a)	232,097	8,866
			Brinker International Inc	136,317	2,525
Media - 1.86%			CVS Caremark Corp	41	2
Comcast Corp - Class A	402,082	7,937	GameStop Corp (a)	133,899	3,255
DIRECTV (a)	4,017	146	Gap Inc/The	291,439	7,208
Gannett Co Inc	83,540	1,422	Home Depot Inc	65,660	2,314
McGraw-Hill Cos Inc/The	136,862	4,615	Kohl's Corp (a)	87,003	4,784
News Corp - Class A	542,306	8,362	McDonald's Corp	43,618	3,079
Walt Disney Co/The	67,865	2,500	Ross Stores Inc	147,201	8,243
	$ 24,982		Starbucks Corp	367,670	9,552
Metal Fabrication & Hardware - 0.26%			TJX Cos Inc	209,156	9,692
Precision Castparts Corp	163	21	Walgreen Co	289,759	10,185
Timken Co	100,344	3,530	Wal-Mart Stores Inc	379,575	20,364
	$ 3,551			$ 97,344
Mining - 0.91%			Semiconductors - 2.83%
Freeport-McMoRan Copper & Gold Inc	163,242	12,330	Intel Corp	934,476	21,334
			QLogic Corp (a)	249,809	4,839
Miscellaneous Manufacturing - 3.56%			Texas Instruments Inc	346,214	9,005
3M Co	28,948	2,567	Xilinx Inc	115,365	2,974
Carlisle Cos Inc	53,684	2,025		$ 38,152
Danaher Corp	49,019	4,131	Software - 4.85%
Dover Corp	89,733	4,686	Compuware Corp (a)	384,606	3,308
General Electric Co	1,835,618	34,620	Fidelity National Information Services Inc	203,615	5,353
	$ 48,029		Microsoft Corp	1,203,342	36,750
Oil & Gas - 7.52%			Oracle Corp	771,201	19,928
Chesapeake Energy Corp	274,287	6,528		$ 65,339
Chevron Corp	179,228	14,596	Telecommunications - 4.92%
ConocoPhillips	302,126	17,883	AT&T Inc	973,920	25,380
Exxon Mobil Corp	523,810	35,541	Aviat Networks Inc (a)	19,078	124
Helmerich & Payne Inc	80,175	3,257	Cisco Systems Inc (a)	1,001,661	26,965
Hess Corp	63,748	4,051	CommScope Inc (a)	2,494	81
Occidental Petroleum Corp	138,930	12,318	Qualcomm Inc	130,857	5,069
Rowan Cos Inc (a)	152,387	4,541	Qwest Communications International Inc	706,170	3,693
XTO Energy Inc	55,563	2,640	Verizon Communications Inc	171,428	4,953
	$ 101,355			$ 66,265
Oil & Gas Services - 1.94%			Toys, Games & Hobbies - 0.57%
Cameron International Corp (a)	11,490	453	Mattel Inc	335,649	7,737
National Oilwell Varco Inc	197,333	8,689
Oil States International Inc (a)	130,363	6,298	Transportation - 0.94%
Schlumberger Ltd	66,870	4,776	CSX Corp	1,521	85
Superior Energy Services Inc (a)	216,924	5,870	Expeditors International of Washington Inc	89,536	3,648
	$ 26,086		Union Pacific Corp	29,545	2,236
Packaging & Containers - 0.30%			United Parcel Service Inc	97,691	6,754
Temple-Inland Inc	172,389	4,020		$ 12,723
			TOTAL COMMON STOCKS	$ 1,347,195
Pharmaceuticals - 7.21%
Abbott Laboratories	325,335	16,644
AmerisourceBergen Corp	265,727	8,198
Bristol-Myers Squibb Co	480,669	12,156
Cardinal Health Inc	229,131	7,948
Herbalife Ltd	28,987	1,399
McKesson Corp	125,272	8,119
Medco Health Solutions Inc (a)	152,157	8,965

See accompanying notes

173

		Schedule of Investments
		Disciplined LargeCap Blend Fund
		April 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.21%	(000's)	Value (000's)
Banks - 0.21%
Investment in Joint Trading Account; Bank of	$ 784	$ 784
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$799,884; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	510	510
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $520,282; 0.00% -
5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	784	784
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $799,883; 1.13% -
3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	784	785
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $799,884; 0.00% -
5.85%; dated 03/03/10 - 02/19/25)
		$ 2,863
TOTAL REPURCHASE AGREEMENTS		$ 2,863
Total Investments		$ 1,350,058
Liabilities in Excess of Other Assets, Net -
(0.18)%		$ (2,406)
TOTAL NET ASSETS - 100.00%		$ 1,347,652

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 95,610
Unrealized Depreciation	(23,698)
Net Unrealized Appreciation (Depreciation)	$ 71,912
Cost for federal income tax purposes	$ 1,278,146
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	21 .49%
Financial	16 .56%
Technology	14 .96%
Energy	11 .59%
Industrial	10 .27%
Consumer, Cyclical	9 .82%
Communications	9 .35%
Utilities	3 .24%
Basic Materials	2 .90%
Liabilities in Excess of Other Assets, Net	(0 .18)%
TOTAL NET ASSETS	100.00%

See accompanying notes

174

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 96.46%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Havas SA	74,825 $	401	HSBC Holdings PLC	1,142,397 $	11,632
			ICICI Bank Ltd ADR	32,980	1,402
Aerospace & Defense - 0.41%			Industrial and Commercial Bank of China Ltd	5,929,000	4,321
Meggitt PLC	119,652	569	Industrial Bank of Korea	77,980	1,084
MTU Aero Engines Holding AG	12,285	674	Julius Baer Group Ltd	91,592	3,148
Safran SA	228,691	5,811	KBC Groep NV (a)	79,105	3,539
	$ 7,054		Korea Exchange Bank	92,910	1,134
Agriculture - 0.83%			Laurentian Bank of Canada	8,700	378
British American Tobacco PLC	309,796	9,741	Lloyds Banking Group PLC (a)	8,267,791	8,272
Golden Agri-Resources Ltd (a)	10,323,512	4,361	Malayan Banking Bhd	1,139,700	2,721
Golden Agri-Resources Ltd - Warrants (a)	761,164	67	Mitsubishi UFJ Financial Group Inc	800,800	4,173
	$ 14,169		National Australia Bank Ltd	364,472	9,312
Airlines - 0.42%			Nedbank Group Ltd	53,072	956
Air China Ltd (a)	1,562,000	1,726	OTP Bank PLC (a)	67,893	2,387
Gol Linhas Aereas Inteligentes SA ADR	45,799	599	Powszechna Kasa Oszczednosci Bank Polski SA	91,807	1,322
Singapore Airlines Ltd	412,384	4,528	Royal Bank of Canada	223,400	13,545
Virgin Blue Holdings Ltd (a)	580,207	313	Sberbank of Russian Federation	1,248,227	3,309
	$ 7,166		Siam Commercial Bank Public (b)	343,700	862
Apparel - 0.22%			Standard Bank Group Ltd/South Africa	119,980	1,848
Yue Yuen Industrial Holdings Ltd	1,053,500	3,670	Standard Chartered PLC	585,503	15,618
			State Bank of India Ltd	12,677	1,291
Automobile Manufacturers - 3.00%			Sumitomo Mitsui Financial Group Inc	279,100	9,230
Daimler AG (a)	161,451	8,262	Sumitomo Trust & Banking Co Ltd/The	1,126,000	6,810
			Sydbank A/S (a)	10,283	301
Dongfeng Motor Group Co Ltd	1,200,698	1,705
Honda Motor Co Ltd	405,900	13,735	Torinto Dominion Bank	217,200	16,144
Hyundai Motor Co	21,271	2,594	Turkiye Garanti Bankasi AS	249,398	1,208
Kia Motors Corp	99,250	2,422	Turkiye Halk Bankasi AS	198,057	1,567
Nissan Motor Co Ltd	1,133,100	9,859		$ 264,520
Renault SA (a)	114,551	5,307	Beverages - 1.41%
Tata Motors Ltd	95,504	1,850	Britvic PLC	35,953	263
Toyota Motor Corp	125,352	4,844	Carlsberg A/S	83,703	6,765
Yulon Motor Co Ltd	539,000	626	Cia de Bebidas das Americas ADR	23,496	2,298
	$ 51,204		Fomento Economico Mexicano SAB de CV ADR	34,774	1,646
Automobile Parts & Equipment - 1.07%			Heineken NV	136,135	6,347
FCC Co Ltd	16,300	337	SABMiller PLC	214,153	6,714
Keihin Corp	36,069	684		$ 24,033
Nissin Kogyo Co Ltd	17,600	286	Building Materials - 0.88%
Sumitomo Electric Industries Ltd	472,800	5,818	Adelaide Brighton Ltd	122,537	330
Toyoda Gosei Co Ltd	128,400	3,559	Asahi Glass Co Ltd	640,000	7,563
Valeo SA (a)	225,645	7,547	Central Glass Co Ltd	66,000	317
	$ 18,231		Duratex SA	62,235	567
Banks - 15.51%			Holcim Ltd	70,534	5,256
Aareal Bank AG (a)	29,176	626	Hong Leong Asia Ltd	98,000	340
Asya Katilim Bankasi AS (a)	206,153	544	Sika AG	346	614
Australia & New Zealand Banking Group Ltd	660,486	14,629		$ 14,987
Banco Bilbao Vizcaya Argentaria SA	202,168	2,659	Chemicals - 2.12%
Banco do Brasil SA	143,264	2,471	Air Water Inc	40,000	443
Banco Santander SA	626,483	7,966	BASF SE	231,227	13,486
Bangkok Bank Public Co	216,100	792	Croda International PLC	22,271	341
Bank Mandiri Tbk PT	3,786,000	2,398	Daicel Chemical Industries Ltd	758,994	4,865
Bank of China Ltd	1,650,000	849	Hanwha Chem Corp	107,540	1,618
Bank of Communications Co Ltd	1,250,000	1,424	Kolon Industries Inc (a)	7,279	328
Bank of Montreal	199,800	12,409	Lanxess AG	8,801	416
Bank of Yokohama Ltd/The	1,297,609	6,747	LG Chem Ltd	3,314	838
Bank Pekao SA	21,954	1,251	Lintec Corp	8,514	162
Barclays PLC	2,017,960	10,366	Nippon Kayaku Co Ltd	52,631	463
BNP Paribas	210,041	14,427	Nippon Shokubai Co Ltd	38,620	349
BNP Paribas - Rights (a),(b)	2,334,791	879	Nippon Soda Co Ltd	83,201	373
BOC Hong Kong Holdings Ltd	1,952,000	4,672	Nippon Synthetic Chemical Industry Co Ltd/The	21,000	148
Canadian Western Bank	22,700	536	Rhodia SA	210,110	4,853
Chiba Bank Ltd/The	1,013,937	6,421	Syngenta AG	27,618	6,998
China Construction Bank Corp	5,241,691	4,257	Zeon Corp	44,000	266
DBS Group Holdings Ltd	724,000	7,972		$ 35,947
Deutsche Bank AG	169,793	11,727	Coal - 0.34%
DnB NOR ASA	926,244	10,962	Banpu Public Co Ltd	67,100	1,329
Erste Group Bank AG	109,154	4,846	Centennial Coal Company Ltd	76,651	298
FirstRand Ltd	679,574	1,866	China Shenhua Energy Co Ltd	471,000	2,021
Grupo Financiero Banorte SAB de CV	340,900	1,371	Exxaro Resources Ltd	88,963	1,474
HDFC Bank Ltd ADR	9,957	1,485	Grande Cache Coal Corp (a)	43,200	284
Home Capital Group Inc	9,700	454

See accompanying notes

175

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Coal (continued)			Electrical Components & Equipment - 1.15%
Whitehaven Coal Ltd	58,032 $	284	Bekaert SA	1,956 $	350
	$ 5,690		Fujikura Ltd	118,000	630
Commercial Services - 0.84%			Furukawa Electric Co Ltd	1,164,000	5,770
Adecco SA	116,843	6,872	Hitachi Ltd	2,824,739	12,415
Aggreko PLC	30,014	559	SMA Solar Technology AG	2,269	277
Atlantia SpA	201,880	4,296		$ 19,442
COSCO Pacific Ltd	1,022,000	1,378	Electronics - 2.55%
Prosegur Cia de Seguridad SA	12,101	561	AAC Acoustic Technologies Holdings Inc	170,000	280
Zhejiang Expressway Co Ltd	866,000	808	Alps Electric Co Ltd	68,500	498
	$ 14,474		Chemring Group PLC	9,762	544
Computers - 1.33%			Hon Hai Precision Industry Co Ltd	1,011,781	4,750
CGI Group Inc (a)	566,500	8,388	Horiba Ltd	11,400	336
Dimension Data Holdings PLC	180,264	250	Japan Aviation Electronics Industry Ltd	42,000	314
Infosys Technologies Ltd ADR	66,036	3,954	Koninklijke Philips Electronics NV	318,444	10,693
Lenovo Group Ltd	2,920,000	2,153	Kyocera Corp	55,100	5,532
Lite-On Technology Corp	958,245	1,272	LG Display Co Ltd	39,120	1,664
Tata Consultancy Services Ltd	95,245	1,633	Minebea Co Ltd	552,000	3,203
TDK Corp	79,000	5,056	Nippon Chemi-Con Corp	169,744	702
Wipro Ltd ADR	1,153	26	Nippon Electric Glass Co Ltd	400,000	6,100
	$ 22,732		Omron Corp	239,700	5,573
Consumer Products - 0.41%			Taiyo Yuden Co Ltd	22,000	341
Reckitt Benckiser Group PLC	133,991	6,961	Tripod Technology Corp	387,000	1,330
			WPG Holdings Co Ltd	743,000	1,525
Cosmetics & Personal Care - 0.33%				$ 43,385
Fancl Corp	18,424	327	Engineering & Contruction - 1.48%
Shiseido Co Ltd	253,700	5,319	Abengoa SA	12,583	306
	$ 5,646		Bilfinger Berger AG	47,624	3,158
Distribution & Wholesale - 2.27%			Bradken Ltd	37,869	254
DCC PLC	21,018	563	Carillion PLC	67,640	353
Hyosung Corp	14,357	1,019	Daelim Industrial Co Ltd	24,856	1,412
Inchcape PLC (a)	848,642	445	Downer EDI Ltd	67,637	432
Marubeni Corp	1,230,277	7,259	Hochtief AG	75,205	6,199
Mitsubishi Corp	449,589	10,650	Imtech NV	21,472	677
Mitsui & Co Ltd	609,078	9,154	Monadelphous Group Ltd	24,768	351
Sumitomo Corp	790,831	9,523	NCC AB	35,281	544
	$ 38,613		Nippo Corp	38,274	296
Diversified Financial Services - 1.11%			Obrascon Huarte Lain SA	15,602	444
Azimut Holding SpA	38,891	438	SHO-BOND Holdings Co Ltd	14,500	280
BinckBank NV	22,717	318	Tecnicas Reunidas SA	5,526	335
Challenger Financial Services Group Ltd	105,497	400	Vinci SA	176,067	9,811
Chinatrust Financial Holding Co Ltd	2,058,000	1,162	YIT OYJ	15,959	337
Close Brothers Group PLC	28,823	321		$ 25,189
E.Sun Financial Holding Co Ltd (a)	927,000	412	Food - 3.86%
Fubon Financial Holding Co Ltd (a)	1,523,000	1,857	China Yurun Food Group Ltd	166,000	503
Get Nice Holdings Ltd	5,884,000	365	Cia Brasileira de Distribuicao Grupo Pao de	9,531	653
IG Group Holdings PLC	41,503	257	Acucar ADR
Kenedix Inc (a)	1,405	488	CSM	208,225	6,729
KGI Securities Co Ltd (a),(c)	55,539	514	Delhaize Group SA	100,606	8,320
Mediobanca SpA - Warrants (a),(d)	301,811	26	Ebro Puleva SA	33,171	618
ORIX Corp	99,065	9,055	Fuji Oil Co Ltd	18,300	254
Shinhan Financial Group Co Ltd	39,260	1,670	Jeronimo Martins SGPS SA	361,568	3,741
SinoPac Financial Holdings Co Ltd (a)	1,752,000	596	Koninklijke Ahold NV	635,841	8,719
Tullett Prebon PLC	66,073	353	Marine Harvest ASA (a)	5,943,000	5,514
Woori Finance Holdings Co Ltd	57,210	908	Metro AG	90,326	5,423
	$ 19,140		Morinaga Milk Industry Co Ltd	62,000	250
Electric - 2.05%			Nestle SA	340,238	16,648
Atco Ltd	11,700	562	Nippon Suisan Kaisha Ltd	48,300	140
Chubu Electric Power Co Inc	185,400	4,308	Nisshin Oillio Group Ltd/The	70,000	369
Empresa Nacional de Electricidad SA/Chile	802,952	1,247	Nutreco Holding NV	6,210	389
Enel SpA	1,589,277	8,326	Shoprite Holdings Ltd	137,724	1,463
International Power PLC	864,827	4,377	Toyo Suisan Kaisha Ltd	181,577	4,377
Iride SpA	101,198	192	Uni-President Enterprises Corp	1,274,132	1,416
Okinawa Electric Power Co Inc/The	2,500	141	Viscofan SA	11,920	322
Public Power Corp SA	41,961	687		$ 65,848
Reliance Infrastructure Ltd	90,630	2,298	Food Service - 0.46%
RWE AG	101,731	8,356	Compass Group PLC	965,360	7,851
Tenaga Nasional BHD	426,200	1,133
Terna Rete Elettrica Nazionale SpA	787,761	3,193	Forest Products & Paper - 0.89%
	$ 34,820		Billerud AB	39,859	313
			Fibria Celulose SA ADR(a)	85,964	1,706
			Holmen AB	13,319	336
See accompanying notes			176

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Internet (continued)
Lee & Man Paper Manufacturing Ltd	291,200 $	254	Rightmove PLC	37,228 $	396
Mondi PLC	61,517	415	Tencent Holdings Ltd	62,500	1,293
Sino-Forest Corp (a)	234,100	4,162		$ 1,986
Svenska Cellulosa AB	622,706	8,114	Investment Companies - 0.05%
	$ 15,300		Kinnevik Investment AB	45,835	841
Gas - 0.68%
Canadian Utilities Ltd	32,600	1,456	Iron & Steel - 1.43%
Korea Gas Corp	19,996	806	Cia Siderurgica Nacional SA ADR	65,068	1,214
Snam Rete Gas SpA	647,988	3,077	Evraz Group SA (a)	33,783	1,218
Tokyo Gas Co Ltd	1,461,583	6,211	JFE Holdings Inc	230,000	8,202
	$ 11,550		JSW Steel Ltd	30,219	827
Hand & Machine Tools - 0.68%			Kobe Steel Ltd	1,543,000	3,444
Disco Corp	58,831	4,153	Kyoei Steel Ltd	10,200	189
Fuji Electric Holdings Co Ltd	1,614,000	4,848	Mechel ADR	45,860	1,179
Makita Corp	83,300	2,582	Mount Gibson Iron Ltd (a)	225,778	349
	$ 11,583		OneSteel Ltd	913,568	2,938
Healthcare - Products - 0.34%			POSCO ADR	35,694	4,003
Coloplast A/S	42,959	4,760	Ternium SA ADR	24,315	898
DiaSorin SpA	7,243	270		$ 24,461
Nipro Corp	15,049	285	Leisure Products & Services - 0.02%
SSL International PLC	31,147	408	Flight Centre Ltd	15,739	287
	$ 5,723
Healthcare - Services - 0.03%			Lodging - 0.09%
Ramsay Health Care Ltd	36,857	460	Genting Bhd	460,500	995
			SJM Holdings Ltd	769,000	497
Holding Companies - Diversified - 1.58%				$ 1,492
GS Holdings	45,960	1,599	Machinery - Construction & Mining - 0.03%
Haci Omer Sabanci Holding AS ADR(a)	3	—	Danieli & C. Officine Meccaniche SpA	17,124	432
Hutchison Whampoa Ltd	831,000	5,703
Imperial Holdings Ltd	72,037	954	Machinery - Diversified - 1.15%
KOC Holding AS (a)	572,630	2,216	Kinki Sharyo Co Ltd	30,000	198
LG Corp	27,004	1,841	Kone OYJ	155,807	6,856
Noble Group Ltd	3,216,400	6,976	Metso OYJ	182,935	7,057
Shanghai Industrial Holdings Ltd	279,000	1,205	Sumitomo Heavy Industries Ltd	733,000	4,819
Wharf Holdings Ltd	1,192,000	6,447	Weir Group PLC/The	44,305	665
	$ 26,941			$ 19,595
Home Builders - 0.49%			Media - 1.64%
Daiwa House Industry Co Ltd	394,000	4,239	Gestevision Telecinco SA	21,845	311
Persimmon PLC (a)	558,260	4,050	ITV PLC (a)	5,832,728	5,984
	$ 8,289		Mediaset SpA	434,458	3,440
Home Furnishings - 1.21%			Metropole Television SA	13,008	336
Alpine Electronics Inc	21,200	299	Pearson PLC	462,223	7,387
Arcelik AS	215,829	957	Promotora de Informaciones SA (a)	76,386	317
Electrolux AB	373,065	9,595	Societe Television Francaise 1	226,555	4,201
Indesit Co SpA	29,047	391	WPP PLC	558,539	5,922
Pioneer Corp	67,400	255		$ 27,898
SEB SA	5,075	386	Metal Fabrication & Hardware - 0.59%
Sony Corp	257,100	8,803	Hanwa Co Ltd	66,000	282
	$ 20,686		JFE Shoji Holdings Inc	61,000	314
Insurance - 4.29%			SKF AB	183,008	3,651
Allianz SE	72,991	8,347	Vallourec SA	30,277	6,031
Amlin PLC	560,907	3,210		$ 10,278
Aviva PLC	1,148,143	6,070	Mining - 4.72%
Baloise-Holding AG	48,237	3,798	Alamos Gold Inc	34,800	517
Cathay Financial Holding Co Ltd (a)	144,000	230	Anglo American PLC (a)	265,119	11,261
China Life Insurance Co Ltd	349,000	1,607	Anglo Platinum Ltd (a)	16,800	1,823
CNP Assurances	40,656	3,422	Antofagasta PLC	94,003	1,425
Hannover Rueckversicherung AG	111,980	5,283	BHP Billiton Ltd	547,139	20,002
Helvetia Holding AG	1,386	424	China Molybdenum Co Ltd	770,000	602
ING Groep NV (a)	794,565	7,013	FNX Mining Co Inc (a)	24,600	324
Milano Assicurazioni SPA	134,017	318	Grupo Mexico SAB de CV	772,500	2,038
Ping An Insurance Group Co of China Ltd	299,500	2,564	IAMGOLD Corp	323,897	5,797
RSA Insurance Group PLC	2,025,619	3,749	Impala Platinum Holdings Ltd	105,528	2,976
Sampo OYJ	365,320	8,980	KGHM Polska Miedz SA	55,303	2,063
Sanlam Ltd	600,025	1,960	Korea Zinc Co Ltd	6,387	1,112
Tokio Marine Holdings Inc	225,700	6,719	MMC Norilsk Nickel ADR	124,190	2,384
Zurich Financial Services	42,406	9,401	Quadra Mining Ltd (a)	18,000	273
	$ 73,095		Red Back Mining Inc (a)	40,462	1,063
Internet - 0.12%			Rio Tinto Ltd	287,505	18,786
Atea ASA	36,200	297	SEMAFO Inc (a)	74,900	478

See accompanying notes

177

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Pharmaceuticals (continued)
Sterlite Industries India Ltd ADR	39,236 $	712	Stada Arzneimittel AG	19,728 $	774
Tek Cominco Limited (a)	156,900	6,166	Teva Pharmaceutical Industries Ltd ADR	41,334	2,427
Zijin Mining Group Co Ltd	922,000	718	Towa Pharmaceutical Co Ltd	4,000	232
	$ 80,520			$ 105,410
Miscellaneous Manufacturing - 1.35%			Real Estate - 2.15%
Aalberts Industries NV	21,451	349	Arnest One Corp	31,770	328
Ansell Ltd	42,612	503	Brookfield Asset Management Inc	392,438	9,960
Cookson Group PLC (a)	502,923	4,310	Cheung Kong Holdings Ltd	432,000	5,327
FUJIFILM Holdings Corp	137,700	4,719	Cyrela Brazil Realty SA	107,718	1,292
Invensys PLC	741,078	3,817	Deutsche Euroshop AG	8,756	275
Largan Precision Co Ltd (a)	59,000	973	Great Eagle Holdings Ltd	114,000	319
Siemens AG	45,708	4,463	Henderson Land Development Co Ltd	706,000	4,450
Tomkins PLC	1,020,556	3,861	Henderson Land Development Co Ltd - Warrants	141,200	—
	$ 22,995		(a),(b),(d)
Office & Business Equipment - 0.53%			Hongkong Land Holdings Ltd	963,000	5,094
Canon Inc	197,900	9,053	Huaku Development Co Ltd	227,000	618
			Keppel Land Ltd	150,000	404
Oil & Gas - 7.61%			KWG Property Holding Ltd	699,748	404
Alliance Oil Co Ltd (a)	17,354	278	PSP Swiss Property AG (a)	6,913	411
Bankers Petroleum Ltd (a)	77,500	684	Rossi Residencial SA	237,019	1,745
Baytex Energy Trust	23,700	799	Sun Hung Kai Properties Ltd	394,000	5,463
BG Group PLC	580,725	9,816	Swiss Prime Site AG (a)	9,234	546
BP PLC	2,750,162	23,987		$ 36,636
Cenovus Energy, Inc	270,698	7,960	REITS - 0.27%
CNOOC Ltd	2,486,000	4,373	CapitaMall Trust	2,347,000	3,310
EnCana Corp	254,598	8,421	Dundee Real Estate Investment Trust	10,800	273
EnQuest PLC (a)	243,708	368	Great Portland Estates PLC	72,706	348
ERG SpA	24,464	337	Japan Retail Fund Investment Corp	256	345
Gazprom OAO ADR	20,250	465	Kenedix Realty Investment Corp	148	486
Gazprom OAO ADR	188,981	4,388		$ 4,762
Gazprom OAO (b),(c)	6,868	399	Retail - 2.88%
JX Holdings Inc (a)	1,223,010	6,822	Aeon Co Ltd	596,970	6,835
Lukoil OAO ADR	42,557	2,443	Alimentation Couche Tard Inc	27,500	513
Petrobank Energy & Resources Ltd (a)	117,500	5,926	Aoyama Trading Co Ltd	12,000	208
PetroChina Co Ltd	3,237,494	3,728	Cie Financiere Richemont SA	235,614	8,690
Petroleo Brasileiro SA ADR	216,723	9,195	EDION Corp	39,600	403
Premier Oil PLC (a)	19,818	384	GOME Electrical Appliances Holdings Ltd (a)	1,946,000	627
PTT Public Company Limited (b)	146,600	1,150	Halfords Group PLC	45,522	353
Reliance Industries Ltd (c)	42,178	1,951	J Front Retailing Co Ltd	502,000	2,924
Rosneft Oil Co	429,111	3,434	JB Hi-Fi Ltd	37,553	669
Royal Dutch Shell PLC - A Shares	194,188	6,048	K's Holdings Corp	118,680	3,151
Royal Dutch Shell PLC - B Shares	141,623	4,270	Lojas Renner SA	48,200	1,195
Statoil ASA	516,950	12,500	Lotte Shopping Co Ltd	5,313	1,507
Total SA	178,188	9,695	Massmart Holdings Ltd	68,757	1,019
	$ 129,821		Matsumotokiyoshi Holdings Co Ltd	13,476	302
Oil & Gas Services - 1.53%			Mitchells & Butlers PLC (a)	58,920	294
Acergy SA	317,100	6,041	PPR	39,141	5,260
Petrofac Ltd	280,311	4,848	President Chain Store Corp	96,000	275
Saipem SpA	161,557	6,033	PT Astra International Tbk	688,500	3,558
Subsea 7 Inc (a)	19,686	385	Swatch Group AG/The	25,812	7,562
Technip SA	103,740	8,295	Travis Perkins PLC (a)	31,378	405
TGS Nopec Geophysical Co ASA (a)	27,400	525	Wal-Mart de Mexico SAB de CV	520,000	1,216
	$ 26,127		WH Smith PLC	66,357	509
Packaging & Containers - 0.02%			Woolworths Holdings Ltd/South Africa	551,151	1,737
Rengo Co Ltd	55,000	316		$ 49,212
			Semiconductors - 3.13%
Pharmaceuticals - 6.18%			Aixtron AG	208,082	6,575
AstraZeneca PLC	305,773	13,511	ASM International NV (a)	12,623	329
China Shineway Pharmaceutical Group Ltd	305,304	932	ASML Holding NV	142,647	4,680
Chugai Pharmaceutical Co Ltd	192,700	3,486	Dialog Semiconductor PLC (a)	18,736	274
Dr Reddys Laboratories Ltd	56,869	1,604	Elpida Memory Inc (a)	332,859	7,091
GlaxoSmithKline PLC	247,572	4,595	Hynix Semiconductor Inc (a)	79,800	2,020
Kobayashi Pharmaceutical Co Ltd	7,400	299	Infineon Technologies AG (a)	1,115,099	7,867
Meda AB	20,972	201	Novatek Microelectronics Corp Ltd	456,000	1,563
Miraca Holdings Inc	15,200	490	Powertech Technology Inc	394,000	1,405
Nippon Shinyaku Co Ltd	25,117	289	Richtek Technology Corp	154,000	1,615
Novartis AG	435,442	22,201	Samsung Electronics Co Ltd	13,821	10,509
Novo Nordisk A/S	125,921	10,360	Taiwan Semiconductor Manufacturing Co Ltd	2,101,605	4,113
Roche Holding AG	128,910	20,353	Tokyo Electron Ltd	79,600	5,219
Sanofi-Aventis SA	218,650	14,916		$ 53,260
Shire PLC	396,753	8,740
See accompanying notes			178

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software - 0.49%				Amount
Autonomy Corp PLC (a)	150,748 $	4,135	REPURCHASE AGREEMENTS - 1.24%	(000's)	Value (000's)
Check Point Software Technologies Ltd (a)	18,082	644	Banks - 1.24%
Micro Focus International PLC	54,504	436	Investment in Joint Trading Account; Bank of	$ 5,780	$ 5,780
Temenos Group AG (a)	85,142	2,316	America Repurchase Agreement; 0.19%
Totvs SA	11,000	756	dated 04/30/10 maturing 05/03/10
	$ 8,287		(collateralized by US Treasury Notes;
Telecommunications - 5.78%			$5,895,710; 0.00% - 4.63%; dated 06/25/10 -
America Movil SAB de CV ADR	137,442	7,076	10/15/15)
Bezeq Israeli Telecommunication Corp Ltd	629,248	1,537	Investment in Joint Trading Account; Credit Suisse	3,760	3,760
BT Group PLC	2,584,714	4,974	Repurchase Agreement; 0.19% dated
China Mobile Ltd	646,639	6,330	04/30/10 maturing 05/03/10 (collateralized by
DragonWave Inc (a)	38,500	328	Sovereign Agency Issues; $3,834,848; 0.00%
Eutelsat Communications	118,078	4,203	- 5.50%; dated 03/03/10 - 10/05/29)
Koninklijke KPN NV	583,140	8,749	Investment in Joint Trading Account; Deutsche	5,780	5,780
KT Corp	40,580	1,801	Bank Repurchase Agreement; 0.18% dated
Manitoba Telecom Services Inc	12,400	397	04/30/10 maturing 05/03/10 (collateralized by
Mobile Telesystems OJSC ADR	23,854	1,318	Sovereign Agency Issues; $5,895,710; 1.13%
Nippon Telegraph & Telephone Corp	76,100	3,097	- 3.75%; dated 09/09/11 - 03/09/12)
NTT DoCoMo Inc	6,308	9,814	Investment in Joint Trading Account; Morgan	5,780	5,780
Portugal Telecom SGPS SA	368,686	3,752	Stanley Repurchase Agreement; 0.18% dated
Rogers Communications - Class B	264,400	9,425	04/30/10 maturing 05/03/10 (collateralized by
Singapore Telecommunications Ltd	1,896,000	4,182	Sovereign Agency Issues; $5,895,710; 0.00%
Taiwan Mobile Co Ltd	540,000	1,033	- 5.85%; dated 03/03/10 - 02/19/25)
Telefonica SA	190,804	4,319			$ 21,100
Telenet Group Holding NV (a)	156,548	4,735	TOTAL REPURCHASE AGREEMENTS		$ 21,100
Telenor ASA	642,200	9,129	Total Investments		$ 1,699,241
TeliaSonera AB	742,843	5,092	Other Assets in Excess of Liabilities, Net -
Telkom SA Ltd	275,792	1,373	0.32%		$ 5,468
VimpelCom Ltd ADR(a)	24,099	420	TOTAL NET ASSETS - 100.00%		$ 1,704,709
Vivo Participacoes SA ADR	58,679	1,553
Vodafone Group PLC	1,696,874	3,760
	$ 98,397		(a) Non-Income Producing Security
Transportation - 0.25%			(b)	Market value is determined in accordance with procedures established in
Construcciones y Auxiliar de Ferrocarriles SA	632	347	good faith by the Board of Directors. At the end of the period, the value of
Firstgroup PLC	62,910	366	these securities totaled $3,290 or 0.19% of net assets.
Koninklijke Vopak NV	8,100	664	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Pacific Basin Shipping Ltd	510,000	386	1933. These securities may be resold in transactions exempt from
Sankyu Inc	68,000	309	registration, normally to qualified institutional buyers. Unless otherwise
Seino Holdings Corp	56,000	404	indicated, these securities are not considered illiquid. At the end of the
Sincere Navigation	799,000	1,033	period, the value of these securities totaled $2,864 or 0.17% of net assets.
Stagecoach Group PLC	123,024	370	(d) Security is Illiquid
Tsakos Energy Navigation Ltd	27,312	400
	$ 4,279
Water - 0.19%			Unrealized Appreciation (Depreciation)
Pennon Group PLC	55,442	440	The net federal income tax unrealized appreciation (depreciation) and federal tax
Severn Trent PLC	156,812	2,773	cost of investments held as of the period end were as follows:
	$ 3,213
TOTAL COMMON STOCKS	$ 1,644,358		Unrealized Appreciation		$ 208,111
PREFERRED STOCKS - 1.98%	Shares Held Value (000's)		Unrealized Depreciation		(54,820)
Banks - 0.33%			Net Unrealized Appreciation (Depreciation)		$ 153,291
Banco Bradesco SA	201,213	3,698	Cost for federal income tax purposes		$ 1,545,950
Itau Unibanco Holding SA	89,166	1,933	All dollar amounts are shown in thousands (000's)
	$ 5,631
Consumer Products - 0.57%
Henkel AG & Co KGaA	181,218	9,716

Electric - 0.07%
Eletropaulo Metropolitana Eletricidade de Sao	55,250	1,226
Paulo SA

Investment Companies - 0.00%
Lereko Mobility Pty Ltd (a)	3,348	19

Media - 0.35%
ProSiebenSat.1 Media AG	318,005	5,898

Mining - 0.66%
Vale SA	420,880	11,293

TOTAL PREFERRED STOCKS	$ 33,783

See accompanying notes

179

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	18 .71%
United Kingdom	13 .57%
Switzerland	6 .75%
Canada	6 .65%
Germany	6 .36%
France	6 .15%
Australia	4 .16%
Hong Kong	3 .98%
Netherlands	3 .87%
Brazil	2 .53%
Korea, Republic Of	2 .47%
Norway	2 .28%
China	1 .84%
Italy	1 .80%
Sweden	1 .68%
Taiwan, Province Of China	1 .67%
Singapore	1 .48%
Finland	1 .37%
Denmark	1 .31%
United States	1 .29%
South Africa	1 .14%
Russian Federation	1 .14%
India	1 .12%
Spain	1 .11%
Belgium	1 .00%
Mexico	0 .78%
Ireland	0 .54%
Portugal	0 .44%
Turkey	0 .38%
Indonesia	0 .35%
Malaysia	0 .29%
Austria	0 .28%
Israel	0 .27%
Poland	0 .27%
Thailand	0 .25%
Hungary	0 .14%
Luxembourg	0 .12%
Greece	0 .07%
Chile	0 .07%
Other Assets in Excess of Liabilities, Net	0 .32%
TOTAL NET ASSETS	100.00%

See accompanying notes

180

Schedule of Investments Equity Income Fund April 30, 2010 (unaudited)

COMMON STOCKS - 96.30%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.56%			Healthcare - Products (continued)
Raytheon Co	235,700 $	13,741	Medtronic Inc	206,100 $	9,005
				$ 41,310
Apparel - 1.24%			Insurance - 7.56%
VF Corp	350,900	30,325	ACE Ltd	1,245,500	66,248
			Allianz SE ADR	1,020,137	11,568
Automobile Manufacturers - 0.69%			Allstate Corp/The	860,409	28,110
PACCAR Inc	360,500	16,771	Chubb Corp	477,200	25,230
			Fidelity National Financial Inc	1,622,419	24,628
Automobile Parts & Equipment - 0.49%			MetLife Inc	625,000	28,488
Johnson Controls Inc	357,400	12,005		$ 184,272
			Machinery - Diversified - 1.42%
Banks - 6.48%			Deere & Co	578,600	34,612
Banco Santander SA ADR	2,175,700	26,848
Bank of New York Mellon Corp/The	1,690,680	52,631	Media - 1.04%
Bank of Nova Scotia	542,709	27,629	Walt Disney Co/The	377,491	13,907
JP Morgan Chase & Co	32,900	1,401	Yellow Pages Income Fund	1,685,180	11,476
Northern Trust Corp	608,300	33,444		$ 25,383
US Bancorp	591,000	15,821	Mining - 1.86%
	$ 157,774		BHP Billiton Ltd ADR	296,500	21,582
Beverages - 0.54%			Vale SA ADR	403,800	12,369
Coca-Cola Co/The	170,200	9,097	Vulcan Materials Co	200,000	11,456
Molson Coors Brewing Co	94,100	4,174		$ 45,407
	$ 13,271		Miscellaneous Manufacturing - 4.46%
Chemicals - 1.14%			3M Co	269,000	23,852
Air Products & Chemicals Inc	154,100	11,832	Honeywell International Inc	333,300	15,822
EI du Pont de Nemours & Co	341,000	13,586	Parker Hannifin Corp	523,700	36,230
Sociedad Quimica y Minera de Chile SA ADR	62,700	2,257	Siemens AG ADR	335,400	32,748
	$ 27,675			$ 108,652
Commercial Services - 0.56%			Oil & Gas - 9.36%
Automatic Data Processing Inc	313,300	13,585	Chevron Corp	634,500	51,674
			Enerplus Resources Fund	1,028,653	25,048
Consumer Products - 0.66%			Exxon Mobil Corp	547,800	37,168
Clorox Co	148,800	9,627	Marathon Oil Corp	1,000,500	32,166
Kimberly-Clark Corp	103,700	6,353	Penn West Energy Trust	1,325,100	26,595
	$ 15,980		Total SA ADR	837,178	45,526
Distribution & Wholesale - 1.95%			Valero Energy Corp	475,700	9,890
Genuine Parts Co	1,108,777	47,456		$ 228,067
			Pharmaceuticals - 9.32%
Diversified Financial Services - 3.11%			Abbott Laboratories	983,600	50,321
AllianceBernstein Holding LP	1,232,372	38,684	Bristol-Myers Squibb Co	1,116,078	28,226
Federated Investors Inc	480,411	11,588	Mead Johnson Nutrition Co	557,629	28,779
NYSE Euronext	784,859	25,610	Merck & Co Inc	1,162,080	40,719
	$ 75,882		Novartis AG ADR	660,882	33,606
Electric - 5.59%			Pfizer Inc	721,245	12,059
FPL Group Inc	926,600	48,230	Teva Pharmaceutical Industries Ltd ADR	566,900	33,294
Progress Energy Inc	1,185,100	47,309		$ 227,004
Wisconsin Energy Corp	94,500	4,962	Pipelines - 2.96%
Xcel Energy Inc	1,643,000	35,735	Enterprise Products Partners LP	888,226	31,496
	$ 136,236		Kinder Morgan Energy Partners LP	313,973	21,190
Electrical Components & Equipment - 1.53%			Spectra Energy Corp	833,700	19,459
Emerson Electric Co	715,900	37,391		$ 72,145
			REITS - 3.62%
Environmental Control - 0.42%			Annaly Capital Management Inc	2,118,000	35,900
Waste Management Inc	296,400	10,279	HCP Inc	660,185	21,205
			Health Care REIT Inc	468,200	21,036
Food - 3.16%			Kimco Realty Corp	662,687	10,331
General Mills Inc	165,200	11,759		$ 88,472
Kraft Foods Inc	1,293,523	38,288	Retail - 4.84%
Kroger Co/The	266,800	5,931	Costco Wholesale Corp	185,600	10,965
Sysco Corp	672,900	21,223	CVS Caremark Corp	205,500	7,589
	$ 77,201		McDonald's Corp	717,800	50,670
Forest Products & Paper - 0.00%			Wal-Mart Stores Inc	910,000	48,822
Weyerhaeuser Co	2,300	114		$ 118,046
			Savings & Loans - 1.33%
Gas - 1.75%			Hudson City Bancorp Inc	2,446,100	32,533
Sempra Energy	865,600	42,570
			Semiconductors - 4.60%
Healthcare - Products - 1.70%			Applied Materials Inc	651,700	8,980
Becton Dickinson and Co	73,600	5,621	Intel Corp	2,561,100	58,470
Johnson & Johnson	415,000	26,684	Maxim Integrated Products Inc	232,500	4,515

See accompanying notes

181

Schedule of Investments
Equity Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Microchip Technology Inc	589,400 $	17,216	REPURCHASE AGREEMENTS - 2.69%	(000's)	Value (000's)
Taiwan Semiconductor Manufacturing Co Ltd	2,155,207	22,824	Banks - 2.69%
ADR			Investment in Joint Trading Account; Bank of	$ 17,936	$ 17,936
		$ 112,005	America Repurchase Agreement; 0.19%
Software - 2.00%			dated 04/30/10 maturing 05/03/10
Microsoft Corp	1,595,000	48,711	(collateralized by US Treasury Notes;
			$18,294,530; 0.00% - 4.63%; dated 06/25/10
Telecommunications - 5.27%			- 10/15/15)
AT&T Inc	1,087,900	28,351	Investment in Joint Trading Account; Credit Suisse	11,666	11,666
BCE Inc	853,700	25,696	Repurchase Agreement; 0.19% dated
CenturyTel Inc	149,400	5,096	04/30/10 maturing 05/03/10 (collateralized by
Nippon Telegraph & Telephone Corp ADR	238,000	4,829	Sovereign Agency Issues; $11,899,624;
Qualcomm Inc	161,100	6,241	0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Qwest Communications International Inc	1,038,500	5,431	Investment in Joint Trading Account; Deutsche	17,936	17,936
Telefonica SA ADR	80,900	5,484	Bank Repurchase Agreement; 0.18% dated
Verizon Communications Inc	920,400	26,590	04/30/10 maturing 05/03/10 (collateralized by
Vodafone Group PLC ADR	929,562	20,636	Sovereign Agency Issues; $18,294,530;
		$ 128,354	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Toys, Games & Hobbies - 1.80%			Investment in Joint Trading Account; Morgan	17,936	17,936
Mattel Inc	1,898,319	43,756	Stanley Repurchase Agreement; 0.18% dated
			04/30/10 maturing 05/03/10 (collateralized by
Transportation - 3.29%			Sovereign Agency Issues; $18,294,530;
Norfolk Southern Corp	492,900	29,244	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
Union Pacific Corp	672,300	50,866			$ 65,474
		$ 80,110	TOTAL REPURCHASE AGREEMENTS		$ 65,474
TOTAL COMMON STOCKS		$ 2,347,095	Total Investments		$ 2,436,627
PREFERRED STOCKS - 0.81%	Shares Held Value (000's)		Other Assets in Excess of Liabilities, Net -
Banks - 0.31%			0.03%		$ 663
National City Capital Trust II	191,700	4,491	TOTAL NET ASSETS - 100.00%		$ 2,437,290
National City Capital Trust III	135,000	3,101

		$ 7,592	(a) This entity was put into conservatorship by the US Government in 2008.
Diversified Financial Services - 0.13%			See Notes to Financial Statements for additional information.
National City Capital Trust IV	125,000	3,213

REITS - 0.37%
Public Storage Inc 6.63%; Series M	288,000	7,079	Unrealized Appreciation (Depreciation)
Public Storage Inc 7.25%; Series K	79,700	2,042	The net federal income tax unrealized appreciation (depreciation) and federal tax
		$ 9,121	cost of investments held as of the period end were as follows:
TOTAL PREFERRED STOCKS		$ 19,926
	Principal		Unrealized Appreciation		$ 362,616
	Amount		Unrealized Depreciation		(107,602)
BONDS - 0.16%	(000's)	Value (000's)	Net Unrealized Appreciation (Depreciation)		$ 255,014
Media - 0.04%			Cost for federal income tax purposes		$ 2,181,613
CBS Corp			All dollar amounts are shown in thousands (000's)
7.88%, 9/1/2023	$ 950	$ 1,101
			Portfolio Summary (unaudited)
Telecommunications - 0.12%			Sector		Percent
Telus Corp			Financial		25 .60%
8.00%, 6/1/2011	2,640	2,835	Consumer, Non-cyclical		15 .94%
			Energy		12 .32%
TOTAL BONDS		$ 3,936	Industrial		11 .68%
	Principal		Consumer, Cyclical		11 .01%
U.S. GOVERNMENT & GOVERNMENT	Amount		Utilities		7 .34%
AGENCY OBLIGATIONS - 0.01%	(000's)	Value (000's)	Technology		6 .60%
Federal Home Loan Mortgage Corporation			Communications		6 .47%
(FHLMC) - 0.01%			Basic Materials		3 .00%
6.50%, 9/1/2030(a)	$ 130	$ 144	Mortgage Securities		0 .01%
7.00%, 9/1/2030(a)	47	52	Other Assets in Excess of Liabilities, Net		0 .03%
		$ 196	TOTAL NET ASSETS		100.00%
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 196

See accompanying notes

182

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 29.83%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.05%			Distribution & Wholesale (continued)
General Dynamics Corp	1,341 $	102	Sumitomo Corp	20,700 $	249
United Technologies Corp	2,050	154		$ 1,056
	$ 256		Diversified Financial Services - 0.15%
Agriculture - 0.03%			AGF Management Ltd	8,200	141
Lorillard Inc	1,762	138	Ameriprise Financial Inc	1,773	82
			BGC Partners Inc	18,682	122
Apparel - 0.02%			Criteria Caixacorp SA	17,450	87
Yue Yuen Industrial Holdings Ltd	32,000	111	ORIX Corp	2,240	205
				$ 637
Automobile Manufacturers - 0.11%			Electric - 0.35%
Ford Motor Co (a)	12,835	167	CLP Holdings Ltd	31,000	217
Nissan Motor Co Ltd	16,800	146	DTE Energy Co	3,518	169
Toyota Motor Corp	4,700	182	Edison International	6,486	223
	$ 495		EDP - Energias de Portugal SA	17,119	61
Banks - 1.43%			Enel SpA	54,721	287
Australia & New Zealand Banking Group Ltd	16,418	364	Entergy Corp	2,283	186
Banco Bilbao Vizcaya Argentaria SA	9,677	127	Integrys Energy Group Inc	3,259	162
Banco Santander SA	26,115	332	PPL Corp	5,995	148
Bank of America Corp	25,777	460	Public Service Enterprise Group Inc	3,860	124
Bank of Hawaii Corp	2,556	135		$ 1,577
Bank of Montreal	4,400	273	Electrical Components & Equipment - 0.18%
Bank of Novia Scotia	4,000	204	Emerson Electric Co	6,718	351
Barclays PLC	41,435	213	Hitachi Ltd	61,000	268
Citigroup Inc (a)	22,907	100	Schneider Electric SA	1,640	186
City Holding Co	4,013	141		$ 805
Commonwealth Bank of Australia	3,389	181	Electronics - 0.06%
Community Bank System Inc	5,028	124	Koninklijke Philips Electronics NV	6,782	228
Deutsche Bank AG	4,153	287	Premier Farnell PLC	17,167	62
Goldman Sachs Group Inc/The	533	77		$ 290
HSBC Holdings PLC	36,193	368	Engineering & Contruction - 0.21%
JP Morgan Chase & Co	10,103	430	Bilfinger Berger AG	687	46
M&T Bank Corp	1,534	134	Bouygues SA	4,428	219
National Australia Bank Ltd	15,941	407	Carillion PLC	27,236	142
National Bank of Canada	2,300	141	NCC AB	4,620	71
Nordea Bank AB	14,056	137	Skanska AB	6,203	103
PNC Financial Services Group Inc	4,276	288	Vinci SA	5,367	299
Royal Bank of Canada	2,400	146	YIT OYJ	3,646	77
Svenska Handelsbanken AB	7,884	221		$ 957
Torinto Dominion Bank	5,200	386	Environmental Control - 0.04%
Trustmark Corp	4,194	103	Waste Management Inc	4,716	164
US Bancorp	7,626	204
Wells Fargo & Co	14,867	492	Food - 0.11%
	$ 6,475		ConAgra Foods Inc	7,282	178
Chemicals - 0.24%			Sara Lee Corp	15,639	223
Akzo Nobel NV	1,188	70	Tyson Foods Inc	4,731	93
BASF SE	6,178	360		$ 494
EI du Pont de Nemours & Co	7,691	307	Forest Products & Paper - 0.10%
Koninklijke DSM NV	4,060	182	International Paper Co	3,885	104
PPG Industries Inc	2,590	182	MeadWestvaco Corp	2,282	62
	$ 1,101		M-real OYJ (a)	39,659	138
Coal - 0.02%			Svenska Cellulosa AB	10,082	131
Centennial Coal Company Ltd	23,665	92		$ 435
			Gas - 0.12%

Commercial Corrections Corp Services of America - 0.10% (a)	8,900	184	AGL Resources Inc	3,965	157
			Laclede Group Inc/The	4,982	170
Deluxe Corp	3,883	81	Nicor Inc	2,621	114
H&R Block Inc	4,699	86	Southern Union Co	3,453	90
Hillenbrand Inc	4,084	100		$ 531
	$ 451		Healthcare - Products - 0.08%
Consumer Products - 0.06%			Covidien PLC	4,019	193
Kimberly-Clark Corp	4,227	259	Johnson & Johnson	2,455	158

Cosmetics & Personal Care - 0.15%				$ 351
Procter & Gamble Co	11,114	691	Healthcare - Services - 0.07%
			Coventry Health Care Inc (a)	2,515	60
Distribution & Wholesale - 0.23%			UnitedHealth Group Inc	8,510	258
ITOCHU Corp	19,000	165		$ 318
Marubeni Corp	22,000	130	Home Furnishings - 0.04%
Mitsubishi Corp	11,100	263	Sony Corp	5,900	202
Mitsui & Co Ltd	16,600	249

See accompanying notes

183

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance - 0.75%			Oil & Gas (continued)
Aflac Inc	3,942 $	201	JX Holdings Inc (a)	38,420 $	214
Allianz SE	3,025	346	Marathon Oil Corp	6,491	209
Allied World Assurance Co Holdings Ltd	2,254	98	Peyto Energy Trust	6,870	90
AMP Ltd	27,739	159	Repsol YPF SA	10,042	236
Aspen Insurance Holdings Ltd	2,977	80	Royal Dutch Shell PLC - A Shares	14,248	444
Aviva PLC	38,279	202	Royal Dutch Shell PLC - B Shares	15,259	460
AXA SA	9,491	189	Statoil ASA	10,398	251
Baloise-Holding AG	1,582	124	Total SA	9,835	535
Chubb Corp	2,214	117		$ 5,348
Horace Mann Educators Corp	8,241	142	Oil & Gas Services - 0.05%
Maiden Holdings Ltd	17,805	133	PAA Natural Gas Storage LP (a)	5,007	116
Muenchener Rueckversicherungs AG	1,095	155	Technip SA	1,401	112
Power Corp of Canada/Canada	6,000	166		$ 228
Protective Life Corp	6,574	158	Pharmaceuticals - 0.44%
Prudential PLC	9,751	86	AstraZeneca PLC	7,282	322
Sampo OYJ	4,118	101	Bristol-Myers Squibb Co	13,646	345
Travelers Cos Inc/The	5,340	271	Cardinal Health Inc	3,004	104
Unitrin Inc	6,108	179	Merck & Co Inc	6,408	225
Unum Group	4,395	108	Pfizer Inc	21,647	362
Validus Holdings Ltd	7,072	181	Sanofi-Aventis SA	5,324	363
Zurich Financial Services	901	200	Takeda Pharmaceutical Co Ltd	6,300	270
	$ 3,396			$ 1,991
Internet - 0.04%			Pipelines - 9.21%
Earthlink Inc	12,997	117	Buckeye Partners LP	35,600	2,164
Wotif.com Holdings Ltd	11,120	66	Copano Energy LLC	37,800	990
	$ 183		DCP Midstream Partners LP	26,442	884
Investment Companies - 0.06%			Duncan Energy Partners LP	54,500	1,460
Apollo Investment Corp	4,555	55	Enbridge Energy Partners LP	47,800	2,451
Hercules Technology Growth Capital Inc	12,511	136	Energy Transfer Equity LP	12,600	431
Ratos AB	2,385	75	Energy Transfer Partners LP	72,100	3,526
	$ 266		Enterprise Products Partners LP	78,500	2,784
Iron & Steel - 0.02%			Holly Energy Partners LP	37,200	1,732
Labrador Iron Ore Royalty Income Fund	1,900	96	Kinder Morgan Management LLC (a)	68,170	4,009
			Magellan Midstream Partners LP	64,800	3,084
Leisure Products & Services - 0.03%			MarkWest Energy Partners LP	27,900	858
Daiichikosho Co Ltd	8,800	117	NuStar Energy LP	41,300	2,542
			ONEOK Partners LP	42,200	2,601
Lodging - 0.18%			Plains All American Pipeline LP	51,600	2,992
Marriott International Inc/DE	8,000	294	Regency Energy Partners LP	46,700	1,060
Starwood Hotels & Resorts Worldwide Inc	10,000	545	Spectra Energy Corp	10,442	244
	$ 839		Sunoco Logistics Partners LP	32,800	2,244
Media - 0.11%			Targa Resources Partners LP	49,630	1,328
News Corp - Class A	14,656	226	TC Pipelines LP	55,700	2,130
Pearson PLC	10,360	165	Western Gas Partners LP	18,600	435
WPP PLC	8,542	91	Williams Cos Inc	5,627	133
	$ 482		Williams Partners LP	41,700	1,764
Metal Fabrication & Hardware - 0.05%				$ 41,846
Hanwa Co Ltd	15,000	64	Publicly Traded Investment Fund - 0.56%
Vallourec SA	918	183	iShares MSCI EAFE Index Fund	18,666	1,016
	$ 247		John Hancock Preferred Income Fund III	31,400	500
Mining - 0.03%			SPDR S&P 500 ETF Trust	8,506	1,011
Tek Cominco Limited (a)	4,000	157		$ 2,527
			Real Estate - 2.25%
Miscellaneous Manufacturing - 0.33%			Brookfield Properties Corp	55,600	895
3M Co	3,086	274	CapitaLand Ltd	93,000	251
General Electric Co	32,210	607	Castellum AB	11,100	101
Morgan Crucible Co PLC	22,559	74	CB Richard Ellis Group Inc (a)	44,300	767
Nikkiso Co Ltd	5,000	39	Conwert Immobilien Invest SE	9,900	114
Siemens AG	4,263	416	Daito Trust Construction Co Ltd	2,200	117
Wartsila OYJ	1,777	90	Fabege AB	26,700	166
	$ 1,500		FKP Property Group	468,524	366
Office & Business Equipment - 0.05%			Hang Lung Properties Ltd	66,000	238
Xerox Corp	22,828	249	Henderson Land Development Co Ltd	60,000	378
			Henderson Land Development Co Ltd - Warrants	12,000	—
			(a),(b),(c)
Oil & Gas - 1.18%
BP PLC	89,634	782	Hongkong Land Holdings Ltd	93,000	492
Chevron Corp	4,154	338	Hysan Development Co Ltd	206,000	604
ConocoPhillips	8,093	479	Jones Lang LaSalle Inc	9,500	749
ENI SpA	16,158	361	Mitsui Fudosan Co Ltd	14,000	259
Exxon Mobil Corp	13,990	949	New World Development Ltd	133,000	236

See accompanying notes

184

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate (continued)			REITS (continued)
Renhe Commercial Holdings Co Ltd	980,000 $	239	K-REIT Asia	378,000 $	306
Shimao Property Holdings Ltd	152,500	233	Land Securities Group PLC	77,900	779
Shui On Land Ltd	900,000	408	Link REIT/The	100,000	245
Sino Land Co Ltd	348,000	625	Macerich Co/The	5,644	252
SM Prime Holdings Inc	500,000	114	Mack-Cali Realty Corp	2,723	94
Sponda OYJ	31,000	122	Medical Properties Trust Inc	14,424	145
Sun Hung Kai Properties Ltd	142,000	1,969	Mid-America Apartment Communities Inc	6,200	343
Swiss Prime Site AG (a)	6,300	373	Mirvac Group	393,230	505
Technopolis PLC	15,500	75	National Health Investors Inc	9,400	382
Tokyo Tatemono Co Ltd	40,000	185	National Retail Properties Inc	3,995	94
Wihlborgs Fastigheter AB	8,000	161	Nippon Commercial Investment Corp	257	299
	$ 10,237		Northern Property Real Estate Investment Trust	13,100	312
REITS - 9.00%			Omega Healthcare Investors Inc	26,000	520
Acadia Realty Trust	27,000	515	Orix JREIT Inc	41	201
Alstria Office REIT-AG	12,900	143	Public Storage Inc	8,300	804
AMB Property Corp	15,800	440	Ramco-Gershenson Properties Trust	49,397	615
American Campus Communities Inc	9,500	268	RioCan Real Estate Investment Trust	29,300	560
Annaly Capital Management Inc	10,780	183	Simon Property Group Inc	26,451	2,355
Apartment Investment & Management Co	21,000	470	SL Green Realty Corp	7,300	454
Ascendas Real Estate Investment Trust	174,000	243	Societe Immobiliere de Location pour l'Industrie et	2,625	309
Ashford Hospitality Trust Inc (a)	20,000	186	le Commerce
Astro Japan Property Group	536,603	179	Stockland	107,000	390
Australand Property Group	96,080	257	Strategic Hotels & Resorts Inc (a)	75,000	482
AvalonBay Communities Inc	10,500	1,092	Sun Communities Inc	11,500	332
BioMed Realty Trust Inc	6,523	121	Sunstone Hotel Investors Inc (a)	15,000	191
Boston Properties Inc	11,277	889	Tishman Speyer Office Fund (a)	540,000	222
Brandywine Realty Trust	16,286	208	Unibail-Rodamco SE	7,820	1,478
British Land Co PLC	97,500	692	United Urban Investment Corp	25	163
Camden Property Trust	14,708	712	Vastned Offices/Industrial NV	14,400	220
Canadian Real Estate Investment Trust	10,900	307	Vastned Retail NV	4,020	233
CapitaCommercial Trust	664,000	581	Ventas Inc	3,729	176
CapLease Inc	92,800	541	Vornado Realty Trust	11,642	971
CBL & Associates Properties Inc	43,129	630	Washington Real Estate Investment Trust	3,107	98
Challenger Diversified Property Group	305,000	156	Westfield Group	194,688	2,300
Champion REIT	421,000	196		$ 40,873
Charter Hall Office REIT	1,953,000	535	Retail - 0.64%
Colonial Properties Trust	7,360	116	Gap Inc/The	2,663	66
Cominar Real Estate Investment Trust	19,000	359	Home Depot Inc	5,514	194
Commonwealth Property Office Fund	360,000	307	Inergy LP	58,000	2,205
Corio NV	3,800	220	Ruby Tuesday Inc (a)	7,640	86
Derwent London PLC	15,000	330	Wesfarmers Ltd	9,733	261
Dexus Property Group	741,430	550	Wesfarmers Ltd	3,517	94
Digital Realty Trust Inc	9,300	546		$ 2,906
DuPont Fabros Technology Inc	7,000	155	Savings & Loans - 0.07%
Education Realty Trust Inc	41,700	295	Dime Community Bancshares	10,520	134
Entertainment Properties Trust	12,126	530	New York Community Bancorp Inc	12,435	205
Equity Lifestyle Properties Inc	4,100	228		$ 339
Equity Residential	14,306	648	Semiconductors - 0.08%
Essex Property Trust Inc	8,800	931	Intel Corp	15,916	363
Eurocommercial Properties NV	5,826	218
Federal Realty Investment Trust	7,865	609	Storage & Warehousing - 0.03%
Fonciere Des Regions	850	88	Safestore Holdings PLC	57,700	119
Fonciere Des Regions - Warrants (a)	800	1
General Growth Properties Inc	25,700	403	Telecommunications - 0.62%
GPT Group	370,000	198	AT&T Inc	27,848	726
Great Portland Estates PLC	44,950	215	BCE Inc	3,400	102
H&R Real Estate Investment Trust	19,436	333	BT Group PLC	66,286	128
Hammerson PLC	91,400	533	France Telecom SA	3,966	87
HCP Inc	4,157	134	Nippon Telegraph & Telephone Corp	3,800	155
Health Care REIT Inc	24,900	1,119	Nokia OYJ	14,030	172
Hersha Hospitality Trust	86,899	501	NTT DoCoMo Inc	152	236
Highwoods Properties Inc	6,400	205	Qwest Communications International Inc	9,733	51
Home Properties Inc	6,500	323	Telecom Italia SpA	114,660	160
Hospitality Properties Trust	33,100	877	Telecom Italia SpA - RNC	71,550	81
Host Hotels & Resorts Inc	92,631	1,506	Telstra Corp Ltd	61,067	179
ICADE	3,050	296	Telus Corp	4,700	167
ING Office Fund	510,000	286	Verizon Communications Inc	2,025	58
Japan Excellent Inc	24	125	Vodafone Group PLC	170,585	378
Japan Retail Fund Investment Corp	462	622	Windstream Corp	9,262	102
Kenedix Realty Investment Corp	95	312		$ 2,782
Klepierre	11,025	380

See accompanying notes

185

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Textiles - 0.01%			Insurance (continued)
Pacific Textile Holdings Ltd	111,000 $	65	Aegon NV 7.25%	800 $	17
			Allianz SE	103,000	2,688
Toys, Games & Hobbies - 0.04%			Arch Capital Group Ltd 7.88%	18,900	472
Mattel Inc	7,872	181	Arch Capital Group Ltd 8.00%	8,100	205
			Axis Capital Holdings Ltd	16,000	1,512
Trucking & Leasing - 0.05%			Delphi Financial Group Inc 7.38%	3,600	77
TAL International Group Inc	8,843	230	Delphi Financial Group Inc 8.00%	6,400	162
			Everest Re Capital Trust II	19,800	427
TOTAL COMMON STOCKS	$ 135,453		ING Groep NV 6.13%	2,100	37
PREFERRED STOCKS - 8.53%	Shares Held Value (000's)		ING Groep NV 6.20%	1,000	18
Banks - 1.46%			ING Groep NV 7.05%	9,300	185
Banesto Holdings Ltd (d)	3,856	97	ING Groep NV 7.20%	22,500	455
Barclays Bank PLC 6.63%	16,400	358	ING Groep NV 8.50%	23,800	558
Barclays Bank PLC 7.75%	58,900	1,445	Lincoln National Corp 6.75%	3,800	90
Barclays Bank PLC 8.13%	4,000	101	PLC Capital Trust III	8,600	212
BB&T Capital Trust VI	500	14	PLC Capital Trust V	4,800	101
BB&T Capital Trust VII	50,000	1,332	RenaissanceRe Holdings Ltd - Series B	5,300	129
CoBank ACB 11.00%; Series C (d)	6,000	322	RenaissanceRe Holdings Ltd - Series C	3,200	65
CoBank ACB 11.00%; Series D (b)	8,400	451	RenaissanceRe Holdings Ltd - Series D	24,800	547
Fifth Third Capital Trust V	1,800	43	Torchmark Capital Trust III	1,800	44
Fifth Third Capital Trust VI	2,400	57			$ 10,273
Fifth Third Capital Trust VII	22,400	591	Media - 0.28%
Fleet Capital Trust VIII	1,300	30	CBS Corp 6.75%	34,100	809
HSBC Holdings PLC 6.20%	21,800	492	Viacom Inc	19,100	477
Keycorp Capital VI	700	14			$ 1,286
KeyCorp Capital X	13,500	337	Oil & Gas - 0.02%
M&T Capital Trust IV	7,700	208	Nexen Inc	2,900	72
National Bank of Greece SA	1,500	28
National City Capital Trust II	3,100	73	REITS - 2.43%
National City Capital Trust III	1,000	23	BRE Properties Inc - Series C	25,000	570
Santander Finance Preferred SA Unipersonal	15,500	421	Developers Diversified Realty Corp 7.38%	16,600	373
SunTrust Capital IX	4,600	115	Developers Diversified Realty Corp 7.50%	4,000	90
USB Capital XII	1,300	31	Developers Diversified Realty Corp 8.00%	2,700	65
VNB Capital Trust I	800	20	Duke Realty Corp 6.50%	500	11
Wachovia Capital Trust X	1,200	31	Duke Realty Corp 6.60%	36,400	798
	$ 6,634		Duke Realty Corp 6.63%	1,300	28
Diversified Financial Services - 1.45%			Duke Realty Corp 6.95%	10,000	230
Ameriprise Financial Inc	11,100	293	Harris Preferred Capital Corp	10,500	259
Citigroup Capital VIII	1,000	22	HRPT Properties Trust 7.50%	34,700	692
Citigroup Capital XIX	13,800	317	Kimco Realty Corp 6.65%	7,600	177
Citigroup Capital XV	4,500	94	Kimco Realty Corp 7.75%	62,500	1,612
Corporate-Backed Trust Certificates 6.00%	1,100	25	Prologis - Series G	8,000	173
CORTS Trust for First Union Institutional Capital I	1,800	47	PS Business Parks Inc - Series L	1,900	47
Countrywide Financial Corp	8,500	184	PS Business Parks Inc - Series M	70,000	1,653
Credit Suisse Guernsey Ltd	25,600	661	Public Storage Inc (a)	4,703	117
Deutsche Bank Capital Funding Trust IX	4,200	97	Public Storage Inc 6.45%; Series F	16,900	398
Deutsche Bank Capital Funding Trust X	6,700	159	Public Storage Inc 6.45%; Series X	1,300	30
Deutsche Bank Contingent Capital Trust II	10,700	237	Public Storage Inc 6.60%; Series C	21,400	518
Deutsche Bank Contingent Capital Trust III	102,700	2,550	Public Storage Inc 6.75%; Series L	1,600	40
Deutsche Bank Contingent Capital Trust V	28,400	727	Public Storage Inc 6.95%; Series H	4,900	122
Morgan Stanley Capital Trust III	7,600	167	Regency Centers Corp 7.25%	3,100	73
Morgan Stanley Capital Trust IV	26,700	579	Regency Centers Corp 7.45%	8,100	195
Morgan Stanley Capital Trust V	3,800	77	UDR Inc	700	17
National City Capital Trust IV	9,700	249	Vornado Realty LP	94,200	2,418
PreferredPlus TR-CCR1	2,000	49	Vornado Realty Trust - Series F	4,000	91
PreferredPlus TR-CCR1 6.00%; Series GSC3	1,600	32	Weingarten Realty Investors 6.50%	6,000	134
PreferredPlus TR-CCR1 6.00%; Series GSC4	300	6	Weingarten Realty Investors 6.75%	1,600	36
PreferredPlus TR-CCR1 6.00%; Series GSG1	1,200	25	Weingarten Realty Investors 8.10%	2,400	54
	$ 6,597				$ 11,021
Electric - 0.30%			Telecommunications - 0.33%
Entergy Mississippi Inc (a)	10,000	246	Telephone & Data Systems Inc 7.60%	57,100	1,405
Entergy Texas Inc	10,400	290	United States Cellular Corp 7.50%	3,700	92
FPL Group Capital Inc 8.75%	5,900	171			$ 1,497
PPL Capital Funding Inc	6,200	157	TOTAL PREFERRED STOCKS		$ 38,751
SCANA Corp	18,500	507		Principal
	$ 1,371			Amount
Insurance - 2.26%			BONDS - 52.23%	(000's)	Value (000's)
Aegon NV 6.375%	98,600	1,906	Advertising - 0.72%
Aegon NV 6.50%	15,300	295	Affinion Group Inc
Aegon NV 6.875%	3,500	71	10.13%, 10/15/2013	$ 250	$ 259

See accompanying notes

186

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Advertising (continued)			Banks (continued)
Affinion Group Inc (continued)			JP Morgan Chase & Co
10.13%, 10/15/2013	$ 1,750 $	1,816	7.90%, 4/29/2049(e)	$ 2,900 $	3,046
Lamar Media Corp			Kazkommerts International BV
7.88%, 4/15/2018(d)	750	767	8.50%, 4/16/2013	100	98
MDC Partners Inc			KeyCorp Capital III
11.00%, 11/1/2016(d)	365	400	7.75%, 7/15/2029	395	384
	$ 3,242		National Australia Bank/New York
Aerospace & Defense - 1.19%			8.00%, 9/29/2049	800	854
Global Aviation Holdings Ltd			NB Capital Trust IV
14.00%, 8/15/2013(d)	2,000	2,082	8.25%, 4/15/2027	200	202
Triumph Group Inc			Societe Generale
8.00%, 11/15/2017	250	250	8.75%, 4/7/2049	2,770	2,981
Vought Aircraft Industries Inc			SunTrust Capital VIII
8.00%, 7/15/2011	1,500	1,506	6.10%, 12/15/2036	1,600	1,347
Wyle Services Corp			Susquehanna Capital II
10.50%, 4/1/2018(d)	1,500	1,562	11.00%, 3/23/2040	750	795
	$ 5,400		VTB Capital SA
Agriculture - 0.19%			6.25%, 6/30/2035(d)	400	401
MHP SA			Wachovia Capital Trust V
10.25%, 4/29/2015(c),(d)	100	98	7.97%, 6/1/2027(d)	1,000	1,001
Vector Group Ltd				$ 27,942
11.00%, 8/15/2015(d)	750	774	Building Materials - 0.26%
	$ 872		Cemex Finance LLC
Airlines - 0.89%			9.50%, 12/14/2016(d)	100	101
American Airlines Pass Through Trust 2001-02			Desarrolladora Homex SAB de CV
7.86%, 10/1/2011	230	237	9.50%, 12/11/2019(d)	425	451
American Airlines Pass Through Trust 2009-1A			Urbi Desarrollos Urbanos SAB de CV
10.38%, 7/2/2019	174	199	9.50%, 1/21/2020(d)	587	637
Delta Air Lines Inc				$ 1,189
6.72%, 1/2/2023	309	297	Chemicals - 0.57%
7.92%, 5/18/2012	250	255	CPG International I Inc
12.25%, 3/15/2015(d)	1,400	1,512	7.18%, 7/1/2012(e)	250	240
UAL 2009-1 Pass Through Trust			10.50%, 7/1/2013	2,000	2,020
10.40%, 11/1/2016(c)	215	233	Sociedad Quimica y Minera de Chile SA
UAL 2009-2A Pass Through Trust			5.50%, 4/21/2020(d)	300	300
9.75%, 1/15/2017	250	274		$ 2,560
United Air Lines Inc			Coal - 0.68%
9.88%, 8/1/2013(d)	970	1,016	Adaro Indonesia PT
	$ 4,023		7.63%, 10/22/2019(d)	100	105
Banks - 6.16%			Bumi Capital Pte Ltd
Abbey National Capital Trust I			12.00%, 11/10/2016(d)	1,750	1,932
8.96%, 12/29/2049	1,500	1,666	Consol Energy Inc
Banco do Brasil Cayman			8.25%, 4/1/2020(d)	1,000	1,065
8.50%, 12/29/2049(d)	458	511		$ 3,102
Banco Industrial e Comercial SA			Commercial Services - 2.40%
8.50%, 4/27/2020(d)	316	307	Alion Science and Technology Corp
Barclays Bank PLC			12.00%, 11/1/2014(d)	1,500	1,568
6.28%, 12/15/2034	100	84	Aramark Corp
7.43%, 9/15/2049(d),(e)	1,050	1,029	8.50%, 2/1/2015	315	323
BBVA International Preferred SA Unipersonal			Catalent Pharma Solutions Inc
5.92%, 12/29/2049(e)	1,500	1,204	9.50%, 4/15/2015	2,103	2,134
BNP Paribas			Laureate Education Inc
7.20%, 6/29/2049(d)	2,400	2,256	10.00%, 8/15/2015(d)	2,000	2,065
BPCE SA			Live Nation Entertainment Inc
12.50%, 9/30/2049(d)	500	601	8.13%, 5/15/2018(d),(f)	1,160	1,192
CIT Group Inc			NCO Group Inc
7.00%, 5/1/2016	2,400	2,283	11.88%, 11/15/2014	1,650	1,605
Credit Agricole SA			PharmaNet Development Group Inc
9.75%, 6/29/2049	2,600	2,736	10.88%, 4/15/2017(d)	2,000	2,047
Credito Real SA de CV				$ 10,934
10.25%, 4/14/2015(c),(d)	754	754	Computers - 0.55%
First Hawaiian Capital I			Compucom Systems Inc
8.34%, 7/1/2027	1,000	1,020	12.50%, 10/1/2015(d)	150	159
First Union Capital I			Stratus Technologies Inc
7.94%, 1/15/2027	350	365	12.00%, 3/29/2015(d)	2,250	2,174
First Union Institutional Capital I			SunGard Data Systems Inc
8.04%, 12/1/2026	1,550	1,618	10.25%, 8/15/2015	140	148
First Union Institutional Capital II				$ 2,481
7.85%, 1/1/2027	400	399
See accompanying notes			187

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Consumer Products - 0.13%			Electric (continued)
Prestige Brands Inc			Dubai Electricity & Water Authority
8.25%, 4/1/2018(d)	$ 560 $	577	8.50%, 4/22/2015(d)	$ 460 $	474
			Dynegy Holdings Inc
Distribution & Wholesale - 0.87%			8.38%, 5/1/2016	1,250	1,100
Intcomex Inc			Edison Mission Energy
13.25%, 12/15/2014(d)	2,000	2,020	7.50%, 6/15/2013	1,250	1,112
Minerva Overseas II Ltd			Elwood Energy LLC
10.88%, 11/15/2019(d)	1,286	1,392	8.16%, 7/5/2026	215	206
10.88%, 11/15/2019	220	238	FPL Group Capital Inc
VWR Funding Inc			7.30%, 9/1/2067(e)	200	205
10.25%, 7/15/2015	264	279	Indiantown Cogeneration LP
	$ 3,929		9.26%, 12/15/2010	99	101
Diversified Financial Services - 5.73%			Midwest Generation LLC
AngloGold Ashanti Holdings PLC			8.56%, 1/2/2016	343	350
5.38%, 4/15/2020	195	197	NRG Energy Inc
Capital One Capital III			8.50%, 6/15/2019	175	178
7.69%, 8/15/2036	1,300	1,274	Reliant Energy Mid-Atlantic Power Holdings LLC
Capital One Capital VI			9.24%, 7/2/2017	378	392
8.88%, 5/15/2040	840	933	United Maritime Group LLC/United Maritime
CEDC Finance Corp International Inc			Group Finance Corp
9.13%, 12/1/2016(d)	860	912	11.75%, 6/15/2015(d)	2,000	2,080
CEVA Group PLC				$ 7,462
11.50%, 4/1/2018(d)	550	592	Electrical Components & Equipment - 0.36%
11.63%, 10/1/2016(d)	1,050	1,140	Coleman Cable Inc
Chukchansi Economic Development Authority			9.00%, 2/15/2018(d)	1,600	1,634
4.02%, 11/15/2012(d),(e)	2,000	1,570
Citigroup Capital XXI			Entertainment - 1.48%
8.30%, 12/21/2057	1,400	1,400	Lions Gate Entertainment Inc
City National Capital Trust I			10.25%, 11/1/2016(d)	1,500	1,552
9.63%, 2/1/2040	300	336	Pinnacle Entertainment Inc
DTEK Finance BV			8.75%, 5/15/2020(d),(f)	1,100	1,099
9.50%, 4/28/2015(d)	1,154	1,154	River Rock Entertainment Authority/The
Financiera Independencia SAB de CV			9.75%, 11/1/2011	2,250	2,137
10.00%, 3/30/2015(d)	1,982	1,997	Snoqualmie Entertainment Authority
Grupo Papelero Scribe SA			4.14%, 2/1/2014(d),(e)	750	601
8.88%, 4/7/2020(d)	1,682	1,581	9.13%, 2/1/2015(d)	1,330	1,137
Icahn Enterprises LP / Icahn Enterprises Finance			WMG Holdings Corp
Corp			9.50%, 12/15/2014	220	223
7.75%, 1/15/2016(d)	2,000	1,945		$ 6,749
International Lease Finance Corp			Food - 0.55%
6.38%, 3/25/2013	1,500	1,444	B&G Foods Inc
8.63%, 9/15/2015(d)	1,260	1,244	7.63%, 1/15/2018	170	175
LBI Escrow Corp			C&S Group Enterprises LLC
8.00%, 11/1/2017(d)	1,280	1,327	8.38%, 5/1/2017(d)	1,990	2,005
MBNA Capital A			Smithfield Foods Inc
8.28%, 12/1/2026	1,000	1,012	10.00%, 7/15/2014(d)	300	337
Nuveen Investments Inc				$ 2,517
10.50%, 11/15/2015	2,000	2,000	Forest Products & Paper - 0.29%
Old Mutual Capital Funding			Corp Durango SAB de CV
8.00%, 5/29/2049	1,500	1,428	6.00%, 8/27/2016(e)	1,667	1,325
Pinnacle Foods Finance LLC / Pinnacle Foods
Finance Corp			Healthcare - Products - 0.25%
9.25%, 4/1/2015(d)	200	208	Biomet Inc
Pontis Ltd			11.63%, 10/15/2017	1,000	1,120
6.25%, 7/20/2010(c),(d)	600	600
TNK-BP Finance SA			Healthcare - Services - 0.35%
6.63%, 3/20/2017(d)	450	460	Apria Healthcare Group Inc
7.25%, 2/2/2020(d)	1,220	1,257	12.38%, 11/1/2014(d)	1,350	1,492
	$ 26,011		Community Health Systems Inc
Electric - 1.65%			8.88%, 7/15/2015	100	105
AES Corp/The				$ 1,597
9.75%, 4/15/2016(d)	300	328	Holding Companies - Diversified - 0.06%
AES Red Oak LLC			Susser Holdings LLC / Susser Finance Corp
8.54%, 11/30/2019	193	197	10.63%, 12/15/2013	250	264
CMS Energy Corp
8.75%, 6/15/2019	25	29	Insurance - 3.36%
Dominion Resources Inc/VA			AXA SA
7.50%, 6/30/2066	700	710	6.38%, 12/29/2049(d),(e)	1,700	1,513

See accompanying notes

188

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Machinery - Diversified - 0.13%
Catlin Insurance Co Ltd			CPM Holdings Inc
7.25%, 12/18/2049(d)	$ 2,150 $	1,924	10.63%, 9/1/2014(d)	$ 100 $	107
Delphi Financial Group Inc			Douglas Dynamics LLC
7.88%, 1/31/2020	800	860	7.75%, 1/15/2012(d)	500	505
Liberty Mutual Group Inc				$ 612
7.00%, 3/15/2037(d),(e)	300	266	Media - 1.02%
7.80%, 3/15/2037(d)	1,500	1,387	Cablevision Systems Corp
10.75%, 6/15/2058(d),(e)	210	245	8.00%, 4/15/2020	500	509
Lincoln National Corp			CCO Holdings LLC / CCO Holdings Capital Corp
7.00%, 5/17/2066(e)	275	254	8.13%, 4/30/2020(d)	2,000	2,045
MetLife Capital Trust IV			Clear Channel Worldwide Holdings Inc
7.88%, 12/15/2037(d)	1,200	1,252	9.25%, 12/15/2017(d)	38	40
MetLife Capital Trust X			9.25%, 12/15/2017(d)	152	163
9.25%, 4/8/2068(d)	1,000	1,170	Nielsen Finance LLC / Nielsen Finance Co
Nationwide Financial Services			0.00%, 8/1/2016(e)	1,800	1,746
6.75%, 5/15/2037	2,180	1,864	UPC Holding BV
Progressive Corp/The			9.88%, 4/15/2018(d)	155	163
6.70%, 6/15/2037	300	297		$ 4,666
Prudential Financial Inc			Mining - 0.37%
8.88%, 6/15/2038(e)	300	338	Prime Dig Pte Ltd
Unitrin Inc			11.75%, 11/3/2014	1,385	1,517
6.00%, 5/15/2017	150	146	Southern Copper Corp
USI Holdings Corp			5.38%, 4/16/2020	95	96
9.75%, 5/15/2015(d)	2,173	2,091	Vedanta Resources PLC
XL Capital Ltd			9.50%, 7/18/2018(d)	100	109
6.50%, 12/31/2049(e)	2,000	1,640		$ 1,722
	$ 15,247		Miscellaneous Manufacturing - 1.29%
Internet - 0.54%			Amsted Industries Inc
GXS Worldwide Inc			8.13%, 3/15/2018(d)	2,000	2,000
9.75%, 6/15/2015(d)	2,500	2,450	Eastman Kodak Co
			7.25%, 11/15/2013	1,470	1,464
Investment Companies - 0.35%			9.75%, 3/1/2018(d)	530	553
Allied Capital Corp			RBS Global Inc / Rexnord LLC
6.00%, 4/1/2012	218	219	8.50%, 5/1/2018(d)	1,850	1,855
6.63%, 7/15/2011	490	495		$ 5,872
Man Group PLC			Mortgage Backed Securities - 3.26%
11.00%, 5/7/2049	836	876	Banc of America Commercial Mortgage Inc
	$ 1,590		5.17%, 9/10/2047	200	203
Iron & Steel - 0.68%			5.49%, 2/10/2051	205	205
Evraz Group SA			Bear Stearns Commercial Mortgage Securities
9.50%, 4/24/2018(d)	458	485	8.14%, 2/15/2032(e)	350	350
Standard Steel LLC/Standard Steel Finance Corp			Citigroup Commercial Mortgage Trust
12.00%, 5/1/2015(c),(d)	2,500	2,410	5.32%, 12/17/2049(d)	746	673
Steel Dynamics Inc			6.10%, 12/10/2049	300	320
6.75%, 4/1/2015	190	194	Citigroup/Deutsche Bank Commercial Mortgage
	$ 3,089		Trust
Leisure Products & Services - 0.89%			5.89%, 11/15/2044	300	303
Easton-Bell Sports Inc			Commercial Mortgage Loan Trust
9.75%, 12/1/2016(d)	150	160	6.22%, 9/10/2017(e)	705	713
Royal Caribbean Cruises Ltd			Commercial Mortgage Pass Through Certificates
6.88%, 12/1/2013	325	336	6.01%, 12/10/2049(e)	560	576
Sabre Holdings Corp			Credit Suisse Mortgage Capital Certificates
8.35%, 3/15/2016(e)	2,000	1,930	0.13%, 9/15/2040(d),(e)	79,480	508
Travelport LLC			5.38%, 11/15/2016(d)	400	397
9.88%, 9/1/2014	250	263	5.73%, 2/15/2039(e)	100	85
11.88%, 9/1/2016	1,250	1,369	5.85%, 3/15/2039(e)	200	204
	$ 4,058		5.91%, 6/15/2039(e)	375	358
Lodging - 1.08%			6.42%, 9/15/2017(e)	228	223
Harrah's Operating Co Inc			GMAC Commercial Mortgage Securities Inc
10.75%, 2/1/2016	1,500	1,320	7.84%, 8/16/2033	350	351
12.75%, 4/15/2018(d)	1,000	989	GS Mortgage Securities Corp II
MGM Mirage			5.37%, 8/17/2016(d)	400	385
11.38%, 3/1/2018(d)	2,000	2,055	6.00%, 8/10/2045(e)	450	441
Wyndham Worldwide Corp			JP Morgan Chase Commercial Mortgage Securities
7.38%, 3/1/2020	350	361	Corp
9.88%, 5/1/2014	170	194	4.99%, 9/12/2037	200	172
	$ 4,919		5.31%, 1/15/2049	803	807
			5.92%, 10/12/2016(e)	600	630
			5.94%, 2/12/2049(e)	300	304
See accompanying notes

189

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Pharmaceuticals - 0.45%
LB-UBS Commercial Mortgage Trust			BioScrip Inc
0.39%, 9/15/2037(d),(e)	$ 54,562 $	610	10.25%, 10/1/2015(d)	$ 2,000 $	2,050
0.71%, 2/15/2040(e)	24,301	414
5.41%, 9/15/2039(e)	990	954	Pipelines - 0.03%
5.86%, 7/15/2040(e)	445	445	Copano Energy LLC / Copano Energy Finance
6.08%, 6/15/2038(e)	400	422	Corp
7.70%, 7/15/2032	350	350	8.13%, 3/1/2016	140	142
Merrill Lynch/Countrywide Commercial Mortgage
Trust			Real Estate - 0.42%
5.64%, 11/12/2016	250	261	Country Garden Holdings Co
Morgan Stanley Capital I			11.25%, 4/22/2017(d)	700	691
5.63%, 6/12/2012	800	810	11.75%, 9/10/2014(d)	1,145	1,202
Morgan Stanley Reremic Trust				$ 1,893
4.97%, 4/15/2040(c),(d)	850	723	REITS - 0.13%
RBSCF Trust			DuPont Fabros Technology LP
4.66%, 4/15/2015(d)	150	147	8.50%, 12/15/2017(d)	550	571
6.00%, 7/17/2014(d),(e)	150	139
Wachovia Bank Commercial Mortgage Trust			Retail - 1.51%
0.66%, 6/15/2035(d)	26,165	696	Dave & Buster's Inc
5.34%, 11/15/2048	508	476	11.25%, 3/15/2014	1,630	1,708
5.37%, 11/15/2048	200	162	El Pollo Loco Inc
	$ 14,817		11.75%, 12/1/2012	250	261
Municipals - 0.13%			Landry's Restaurants Inc
City of Buenos Aires			11.63%, 12/1/2015(d)	1,505	1,625
12.50%, 4/6/2015(d)	566	594	11.63%, 12/1/2015(d)	745	805
			Rite Aid Corp
Oil & Gas - 2.41%			9.50%, 6/15/2017	2,500	2,187
Alliance Oil Co Ltd			Sally Holdings LLC/Sally Capital Inc
9.88%, 3/11/2015(d)	1,460	1,497	10.50%, 11/15/2016	250	274
Continental Resources Inc/OK				$ 6,860
7.38%, 10/1/2020(d)	1,500	1,553	Savings & Loans - 0.08%
Denbury Resources Inc			Sovereign Capital Trust VI
8.25%, 2/15/2020	746	800	7.91%, 6/13/2036	400	380
9.75%, 3/1/2016	145	160
Ecopetrol SA			Semiconductors - 0.46%
7.63%, 7/23/2019	700	784	Freescale Semiconductor Inc
Gaz Capital SA for Gazprom			9.25%, 4/15/2018(d)	2,000	2,080
7.29%, 8/16/2037(d)	1,725	1,708
9.25%, 4/23/2019(d)	100	118	Software - 1.03%
KazMunaiGaz Finance Sub BV			First Data Corp
7.00%, 5/5/2020(c),(d),(f)	307	305	9.88%, 9/24/2015	1,700	1,556
Lukoil International Finance BV			9.88%, 9/24/2015	300	271
7.25%, 11/5/2019(d)	350	365	JDA Software Group Inc
Petrobras International Finance Co			8.00%, 12/15/2014(d)	400	419
6.88%, 1/20/2040	183	189	Mantech International Corp
Petrohawk Energy Corp			7.25%, 4/15/2018(d)	500	511
9.13%, 7/15/2013	340	355	Open Solutions Inc
Petroleos de Venezuela SA			9.75%, 2/1/2015(d)	2,250	1,901
5.00%, 10/28/2015	1,067	683		$ 4,658
5.13%, 10/28/2016	241	151	Sovereign - 1.59%
5.25%, 4/12/2017	950	616	Argentina Bonos
Pioneer Natural Resources Co			7.00%, 10/3/2015	429	349
6.65%, 3/15/2017	180	185	Argentina Government International Bond
SandRidge Energy Inc			8.28%, 12/31/2033	600	446
8.63%, 4/1/2015	850	856	Brazilian Government International Bond
8.75%, 1/15/2020(d)	650	653	5.88%, 1/15/2019	600	644
	$ 10,978		Colombia Government International Bond
Oil & Gas Services - 1.01%			7.38%, 3/18/2019	547	628
Aquilex Holdings LLC/Aquilex Finance Corp			Indonesia Government International Bond
11.13%, 12/15/2016(d)	2,000	2,170	11.63%, 3/4/2019(d)	525	759
Thermon Industries Inc			Peruvian Government International Bond
9.50%, 5/1/2017(d)	2,350	2,397	7.13%, 3/30/2019	641	754
	$ 4,567		Russian Foreign Bond - Eurobond
Other Asset Backed Securities - 0.54%			3.63%, 4/29/2015(d)	400	390
Applebee's Enterprises LLC			Ukraine Government International Bond
6.43%, 12/20/2012(c),(d)	2,628	2,444	6.58%, 11/21/2016(d)	300	285
			6.58%, 11/21/2016	100	97
			United Mexican States
			5.95%, 3/19/2019	1,000	1,076

See accompanying notes

190

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS -	Amount
BONDS (continued)	(000's)	Value (000's)	0.52%	(000's)	Value (000's)
Sovereign (continued)			Electric - 0.09%
United Mexican States (continued)			Texas Competitive Electric Holdings Co LLC,
6.05%, 1/11/2040	$ 162	$ 159	Term Loan B3
Venezuela Government International Bond			3.75%, 10/10/2014(e)	$ 492	$ 400
5.75%, 2/26/2016	240	173
6.00%, 12/9/2020	200	127	Lodging - 0.11%
8.50%, 10/8/2014	567	489	Harrah's Operating Co Inc, Term Increment Loan
9.25%, 9/15/2027	1,112	865	B4
		$ 7,241	9.50%, 10/23/2016(e)	499	517
Telecommunications - 4.14%
Clearwire Communications LLC/Clearwire Finance			Software - 0.32%
Inc			Merrill Corp, Term Loan
12.00%, 12/1/2015(d)	850	882	8.50%, 12/20/2012(e)	1,541	1,452
12.00%, 12/1/2015(d)	1,150	1,199
Cleveland Unlimited Inc			TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,369
13.50%, 12/15/2010(d),(e)	250	241		Maturity
Cricket Communications Inc				Amount
7.75%, 5/15/2016	100	104	REPURCHASE AGREEMENTS - 2.87%	(000's)	Value (000's)
9.38%, 11/1/2014	135	140	Banks - 2.87%
10.00%, 7/15/2015	1,000	1,058	Investment in Joint Trading Account; Bank of	$ 3,573	$ 3,574
Digicel Group Ltd			America Repurchase Agreement; 0.19%
9.13%, 1/15/2015(d)	825	833	dated 04/30/10 maturing 05/03/10
10.50%, 4/15/2018(d)	1,055	1,126	(collateralized by US Treasury Notes;
DigitalGlobe Inc			$3,644,605; 0.00% - 4.63%; dated 06/25/10 -
10.50%, 5/1/2014(d)	195	213	10/15/15)
Frontier Communications Corp			Investment in Joint Trading Account; Credit Suisse	2,324	2,324
8.13%, 10/1/2018	250	256	Repurchase Agreement; 0.19% dated
Globo Comunicacoe e Participacoes SA			04/30/10 maturing 05/03/10 (collateralized by
7.25%, 4/26/2022(d)	200	209	Sovereign Agency Issues; $2,370,622; 0.00%
Intelsat Luxembourg SA			- 5.50%; dated 03/03/10 - 10/05/29)
11.25%, 2/4/2017	1,220	1,278	Investment in Joint Trading Account; Deutsche	3,573	3,573
Level 3 Financing Inc			Bank Repurchase Agreement; 0.18% dated
9.25%, 11/1/2014	210	208	04/30/10 maturing 05/03/10 (collateralized by
10.00%, 2/1/2018(d)	1,500	1,477	Sovereign Agency Issues; $3,644,604; 1.13%
Nextel Communications Inc			- 3.75%; dated 09/09/11 - 03/09/12)
7.38%, 8/1/2015	250	243	Investment in Joint Trading Account; Morgan	3,573	3,573
Sprint Nextel Corp			Stanley Repurchase Agreement; 0.18% dated
6.00%, 12/1/2016	250	231	04/30/10 maturing 05/03/10 (collateralized by
8.38%, 8/15/2017	200	207	Sovereign Agency Issues; $3,644,605; 0.00%
Telcordia Technologies Inc			- 5.85%; dated 03/03/10 - 02/19/25)
4.05%, 7/15/2012(d),(e)	185	185			$ 13,044
10.00%, 3/15/2013(d)	1,250	1,252	TOTAL REPURCHASE AGREEMENTS		$ 13,044
11.00%, 5/1/2018(d)	2,650	2,703	Total Investments		$ 426,900
Telemar Norte Leste SA			Other Assets in Excess of Liabilities, Net -
9.50%, 4/23/2019(d)	375	446	6.00%		$ 27,234
VIP Finance Ireland Ltd for OJSC Vimpel			TOTAL NET ASSETS - 100.00%		$ 454,134
Communications
8.38%, 4/30/2013(d)	100	107
9.13%, 4/30/2018(d)	1,620	1,845	(a) Non-Income Producing Security
West Corp			(b) Security is Illiquid
9.50%, 10/15/2014	767	794	(c)	Market value is determined in accordance with procedures established in
11.00%, 10/15/2016	725	778	good faith by the Board of Directors. At the end of the period, the value of
Wind Acquisition Finance SA			these securities totaled $7,567 or 1.67% of net assets.
11.75%, 7/15/2017(d)	340	378	(d)	Security exempt from registration under Rule 144A of the Securities Act of
Windstream Corp			1933. These securities may be resold in transactions exempt from
8.63%, 8/1/2016	375	384	registration, normally to qualified institutional buyers. Unless otherwise
		$ 18,777	indicated, these securities are not considered illiquid. At the end of the
TOTAL BONDS		$ 237,207	period, the value of these securities totaled $132,405 or 29.16% of net
	Principal		assets.
	Amount		(e)	Variable Rate. Rate shown is in effect at April 30, 2010.
CONVERTIBLE BONDS - 0.02%	(000's)	Value (000's)	(f) Security purchased on a when-issued basis.
Agriculture - 0.02%
Vector Group Ltd
6.14%, 6/15/2026	70	76

TOTAL CONVERTIBLE BONDS		$ 76

See accompanying notes

191

     Schedule of Investments Global Diversified Income Fund April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 20,978
Unrealized Depreciation	(2,872)
Net Unrealized Appreciation (Depreciation)	$ 18,106
Cost for federal income tax purposes	$ 408,794
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
United States	67 .20%
France	3 .26%
United Kingdom	3 .07%
Bermuda	2 .22%
Australia	1 .97%
Mexico	1 .76%
Netherlands	1 .49%
Cayman Islands	1 .31%
Japan	1 .20%
Hong Kong	1 .20%
Canada	1 .17%
Luxembourg	1 .08%
Germany	0 .97%
Venezuela	0 .69%
Singapore	0 .64%
Indonesia	0 .62%
Spain	0 .53%
Brazil	0 .47%
Ireland	0 .47%
Ukraine	0 .33%
Colombia	0 .31%
Argentina	0 .31%
Switzerland	0 .29%
Sweden	0 .26%
Italy	0 .20%
Finland	0 .18%
Peru	0 .16%
China	0 .15%
United Arab Emirates	0 .10%
Russian Federation	0 .08%
Liberia	0 .07%
Chile	0 .07%
Norway	0 .05%
Isle of Man	0 .04%
Austria	0.02%
Philippines	0 .02%
Guernsey	0 .02%
Greece	0 .01%
Portugal	0 .01%
Other Assets in Excess of Liabilities, Net	6 .00%
TOTAL NET ASSETS	100.00%

See accompanying notes

192

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 98.02%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services - 0.59%			REITS (continued)
Corrections Corp of America (a)	3,515 $	73	Cominar Real Estate Investment Trust	2,000 $	38
			Commonwealth Property Office Fund	69,896	60
Holding Companies - Diversified - 0.65%			Corio NV	1,549	90
Wharf Holdings Ltd	15,000	81	Derwent London PLC	4,673	103
			Dexus Property Group	158,509	118
Investment Companies - 0.12%			Digital Realty Trust Inc	1,980	116
ProLogis European Properties (a)	2,368	15	Douglas Emmett Inc	4,800	80
			DuPont Fabros Technology Inc	4,009	89
Lodging - 1.03%			Education Realty Trust Inc	8,256	58
City Developments Ltd	4,000	31	Equity Lifestyle Properties Inc	1,915	106
Starwood Hotels & Resorts Worldwide Inc	1,788	97	Equity Residential	3,506	159
	$ 128		Essex Property Trust Inc	1,358	144
Real Estate - 31.22%			Eurocommercial Properties NV	1,130	42
Beni Stabili SpA	33,102	29	Federal Realty Investment Trust	1,553	120
Brookfield Properties Corp	8,500	137	FelCor Lodging Trust Inc (a)	5,633	46
CapitaLand Ltd	66,868	181	Fonciere Des Regions	212	22
Castellum AB	4,636	42	Fonciere Des Regions - Warrants (a)	260	—
CB Richard Ellis Group Inc (a)	11,865	205	General Growth Properties Inc	7,090	111
China Overseas Land & Investment Ltd	44,274	86	GEO Property Group	135,452	28
China Resources Land Ltd	48,716	89	GPT Group	260,030	139
Conwert Immobilien Invest SE	4,043	47	Great Portland Estates PLC	12,135	58
Fabege AB	7,154	44	H&R Real Estate Investment Trust	5,819	100
Filinvest Land Inc	1,133,280	24	Hammerson PLC	19,476	114
First Capital Realty Inc	1,100	24	HCP Inc	1,710	55
FKP Property Group	119,353	93	Health Care REIT Inc	3,198	144
Franshion Properties China Ltd	247,000	70	Hersha Hospitality Trust	13,307	77
Grainger PLC	17,937	38	Host Hotels & Resorts Inc	11,255	183
Hang Lung Properties Ltd	27,000	97	ICADE	697	68
Helical Bar PLC	3,987	20	ING Office Fund	42,542	24
Henderson Land Development Co Ltd	11,200	71	Japan Retail Fund Investment Corp	71	95
Henderson Land Development Co Ltd - Warrants	2,240	—	Kenedix Realty Investment Corp	20	66
(a),(b),(c)			Kimco Realty Corp	3,328	52
Hongkong Land Holdings Ltd	4,733	25	Klepierre	2,533	87
Hysan Development Co Ltd	48,000	141	K-REIT Asia	83,000	67
Jones Lang LaSalle Inc	2,450	193	Land Securities Group PLC	16,391	164
Kerry Properties Ltd	18,000	83	LaSalle Hotel Properties	2,498	66
KWG Property Holding Ltd	79,735	46	Liberty International PLC	1,548	12
Mitsubishi Estate Co Ltd	13,877	250	Mid-America Apartment Communities Inc	1,779	98
Mitsui Fudosan Co Ltd	22,193	411	Mirvac Group	101,377	130
New World Development Ltd	98,700	175	National Health Investors Inc	1,298	53
Nomura Real Estate Holdings Inc	4,700	83	Nippon Commercial Investment Corp	53	62
Norwegian Property ASA (a)	21,711	43	Northern Property Real Estate Investment Trust	2,150	51
Shimao Property Holdings Ltd	50,000	77	Orix JREIT Inc	5	25
Shui On Land Ltd	125,500	57	PS Business Parks Inc	810	49
Sino Land Co Ltd	78,000	140	Public Storage Inc	3,313	321
SM Prime Holdings Inc	113,605	26	Ramco-Gershenson Properties Trust	3,992	50
Songbird Estates PLC (a)	3,689	10	RioCan Real Estate Investment Trust	2,200	42
Sponda OYJ	10,696	42	Simon Property Group Inc	6,197	552
Sumitomo Realty & Development Co Ltd	5,947	122	SL Green Realty Corp	3,360	209
Sun Hung Kai Properties Ltd	30,087	417	Societe Immobiliere de Location pour l'Industrie et	549	65
Swiss Prime Site AG (a)	1,649	98	le Commerce
Technopolis PLC	4,957	24	Stockland	29,680	108
Tokyo Tatemono Co Ltd	15,000	69	Strategic Hotels & Resorts Inc (a)	9,427	60
Wihlborgs Fastigheter AB	1,989	40	Tanger Factory Outlet Centers	1,321	55
	$ 3,869		Tishman Speyer Office Fund (a)	300,509	123
REITS - 64.15%			Unibail-Rodamco SE	1,731	327
Alstria Office REIT-AG	2,248	25	United Urban Investment Corp	7	45
AMB Property Corp	3,510	98	Vastned Offices/Industrial NV	1,790	27
Apartment Investment & Management Co	4,151	93	Vastned Retail NV	829	48
Ascendas Real Estate Investment Trust	69,000	96	Ventas Inc	3,677	173
Ashford Hospitality Trust Inc (a)	16,011	149	Vornado Realty Trust	1,991	166
AvalonBay Communities Inc	2,106	219	Westfield Group	38,074	450
Boardwalk Real Estate Investment Trust	1,300	53		$ 7,949
Boston Properties Inc	2,935	231	Storage & Warehousing - 0.26%
British Land Co PLC	15,061	107	Safestore Holdings PLC	15,492	32
Canadian Real Estate Investment Trust	2,300	65
CapitaCommercial Trust	96,000	84	TOTAL COMMON STOCKS	$ 12,147
CapLease Inc	13,046	76	Total Investments	$ 12,147
CBL & Associates Properties Inc	6,680	98	Other Assets in Excess of Liabilities, Net -
Charter Hall Office REIT	296,341	81	1.98%	$ 246
Colonial Properties Trust	5,345	84	TOTAL NET ASSETS - 100.00%	$ 12,393

See accompanying notes

193

Schedule of Investments Global Real Estate Securities Fund April 30, 2010 (unaudited)

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 671
Unrealized Depreciation		(358)
Net Unrealized Appreciation (Depreciation)		$ 313
Cost for federal income tax purposes		$ 11,834
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Country		Percent
United States		40 .44%
Hong Kong		12 .88%
Australia		10 .92%
Japan		9 .92%
United Kingdom		5 .30%
France		4 .60%
Canada		4 .10%
Singapore		3 .71%
Netherlands		1 .67%
Sweden		1 .02%
Switzerland		0 .79%
Finland		0 .53%
China		0 .46%
Philippines		0 .41%
Austria		0 .37%
Norway		0 .35%
Italy		0 .23%
Germany		0 .20%
Luxembourg		0 .12%
Other Assets in Excess of Liabilities, Net		1 .98%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Currency Contract		14 .72%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	05/18/2010	173,110 $	160	$ 160	$ —
Markets
British Pound	State Street Financial Global	05/18/2010	35,970	55	55	—
Markets
Canadian Dollar	State Street Financial Global	05/18/2010	19,672	19	19	—
Markets
Euro	State Street Financial Global	05/18/2010	47,155	63	63	—
Markets
Hong Kong Dollar	State Street Financial Global	05/18/2010	1,137,446	146	146	—
Markets
Japanese Yen	State Street Financial Global	05/18/2010	15,321,237	165	163	(2)
Markets
New Zealand Dollar	State Street Financial Global	05/18/2010	15,021	11	11	—
Markets
Norwegian Krone	State Street Financial Global	05/18/2010	1,771	—	—	—
Markets
Singapore Dollar	State Street Financial Global	05/18/2010	278,458	200	203	3
Markets
Swedish Krona	State Street Financial Global	05/18/2010	10,349	1	1	—
Markets

See accompanying notes

194

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2010 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Swiss Franc	State Street Financial Global	05/18/2010	18,908 $	18	$ 18	$ —
	Markets

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	05/18/2010	576,019 $	531	$ 532	$ (1)
	Markets
British Pound	State Street Financial Global	05/18/2010	13,854	21	21	—
	Markets
Canadian Dollar	State Street Financial Global	05/18/2010	16,292	16	16	—
	Markets
Euro	State Street Financial Global	05/18/2010	59,325	80	79	1
	Markets
Hong Kong Dollar	State Street Financial Global	05/18/2010	1,131,342	146	146	—
	Markets
Japanese Yen	State Street Financial Global	05/18/2010	6,180,184	67	66	1
	Markets
Norwegian Krone	State Street Financial Global	05/18/2010	152,530	26	26	—
	Markets
Philippine Peso	State Street Financial Global	05/18/2010	2,257,997	51	51	—
	Markets
Singapore Dollar	State Street Financial Global	05/18/2010	23,482	17	17	—
	Markets
Swedish Krona	State Street Financial Global	05/18/2010	186,824	26	26	—
	Markets
Swiss Franc	State Street Financial Global	05/18/2010	5,298	5	5	—
	Markets

All dollar amounts are shown in thousands (000's)

See accompanying notes

195

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 27.49%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Banks - 0.18%			Mortgage Backed Securities (continued)
Goldman Sachs Group Inc/The			MASTR Alternative Loans Trust
3.25%, 6/15/2012	$ 2,600	$ 2,714	5.38%, 1/25/2020(a)	$ 13,394	$ 13,643
			5.50%, 1/25/2020	14,226	14,528
Finance - Mortgage Loan/Banker - 4.09%			Prime Mortgage Trust
Fannie Mae			4.75%, 10/25/2020(a)	7,717	7,729
1.25%, 6/22/2012	20,000	20,010	Residential Funding Mortgage Securities I
1.75%, 3/23/2011	6,183	6,247	5.50%, 12/25/2033	17,000	17,226
5.00%, 5/11/2017	3,000	3,286	Structured Asset Securities Corp
6.21%, 8/6/2038	1,250	1,465	5.00%, 5/25/2035	12,760	12,291
6.63%, 11/15/2030	1,300	1,592	5.50%, 12/25/2033	5,667	5,601
Freddie Mac			6.00%, 4/25/2033	23,041	23,486
2.13%, 3/23/2012	9,485	9,676	Wells Fargo Mortgage Backed Securities Trust
2.88%, 2/9/2015	20,000	20,208	5.00%, 11/25/2020	5,171	5,250
		$ 62,484	5.50%, 11/25/2035	7,966	7,591
Home Equity Asset Backed Securities - 0.26%			5.50%, 11/25/2035	10,949	10,766
Asset Backed Securities Corp Home Equity			6.00%, 4/25/2037	21,000	16,558
0.36%, 7/25/2036(a)	1,266	1,204	6.00%, 12/28/2037(a)	21,254	21,204
Morgan Stanley Home Equity Loan Trust					$ 347,170
0.43%, 2/25/2036(a)	2,896	2,725	Other Asset Backed Securities - 0.19%
		$ 3,929	Saxon Asset Securities Trust
Mortgage Backed Securities - 22.72%			0.42%, 3/25/2036(a)	3,213	2,997
Banc of America Funding Corp
0.34%, 7/20/2036(a)	2,641	2,589	Student Loan Asset Backed Securities - 0.05%
Banc of America Mortgage Securities Inc			SLM Student Loan Trust
4.75%, 8/25/2033	2,119	2,125	0.45%, 9/17/2018(a)	780	780
5.50%, 5/25/2034	4,365	4,359
Chase Mortgage Finance Corp			TOTAL BONDS		$ 420,074
6.00%, 5/25/2035	21,000	18,037		Principal
Citicorp Mortgage Securities Inc			U.S. GOVERNMENT & GOVERNMENT	Amount
5.50%, 3/25/2035	7,477	7,540	AGENCY OBLIGATIONS - 70.20%	(000's)	Value (000's)
Countrywide Home Loan Mortgage Pass Through			Federal Home Loan Mortgage Corporation
Trust			(FHLMC) - 34.26%
5.00%, 11/25/2018	8,186	8,318	3.25%, 9/1/2033(a),(b)	$ 9	$ 9
5.25%, 5/25/2034	11,406	10,864	3.35%, 10/1/2032(a),(b)	6	6
5.75%, 12/25/2035	20,878	17,906	4.00%, 6/1/2024(b)	9,307	9,480
Credit Suisse First Boston Mortgage Securities			4.00%, 8/1/2039(b)	9,871	9,655
Corp			4.50%, 4/1/2018(b)	4,088	4,314
5.75%, 4/25/2033	4,388	4,337	4.50%, 7/1/2019(b)	9,853	10,385
6.00%, 12/25/2033	4,311	4,301	4.50%, 1/1/2024(b)	1,377	1,433
Fannie Mae			4.50%, 8/1/2024(b)	10,388	10,813
0.88%, 4/25/2027(a)	48	48	4.50%, 8/1/2033(b)	3,470	3,546
5.00%, 8/25/2026	931	955	4.50%, 8/1/2033(b)	3,185	3,255
5.00%, 2/25/2027	824	14	4.50%, 6/1/2035(b)	18,410	18,723
5.50%, 2/25/2032	11,087	11,808	4.50%, 5/1/2039(b)	14,883	15,025
5.50%, 12/25/2035(a)	21,990	23,453	4.50%, 6/1/2039(b)	19,580	19,766
6.50%, 2/25/2047	2,131	2,322	4.50%, 9/1/2039(b)	19,670	19,858
7.00%, 4/25/2032	5,152	5,734	4.50%, 11/1/2039(b)	14,545	14,684
9.00%, 5/25/2020	56	62	4.50%, 12/1/2039(b)	19,868	20,058
Fannie Mae Grantor Trust			5.00%, 1/1/2019(b)	957	1,023
7.30%, 5/25/2010	7,000	7,002	5.00%, 10/1/2025(b)	789	828
Fannie Mae Interest Strip			5.00%, 12/1/2032(b)	742	776
7.00%, 4/1/2024	233	52	5.00%, 2/1/2033(b)	5,895	6,164
Federal Home Loan Banks			5.00%, 6/1/2033(b)	5,634	5,868
5.46%, 11/27/2015	2,161	2,336	5.00%, 8/1/2033(b)	9,892	10,340
Freddie Mac			5.00%, 8/1/2033(b)	9,472	9,865
1.21%, 2/15/2021(a)	52	52	5.00%, 1/1/2034(b)	5,163	5,396
4.50%, 7/15/2017	4,900	5,100	5.00%, 5/1/2034(b)	1,136	1,186
5.00%, 9/15/2027	5,520	159	5.00%, 5/1/2034(b)	9,876	10,308
5.50%, 9/15/2031(a)	1,375	1,466	5.00%, 12/1/2034(b)	348	363
5.50%, 1/15/2033	5,958	6,444	5.00%, 5/1/2035(b)	923	961
5.50%, 4/15/2033(a)	15,000	16,108	5.00%, 7/1/2035(b)	14,440	15,026
5.50%, 12/15/2033	21,000	22,539	5.00%, 7/1/2035(b)	46	48
6.50%, 8/15/2027	323	350	5.00%, 7/1/2035(b)	493	513
Ginnie Mae			5.00%, 10/1/2035(b)	94	98
3.89%, 7/16/2026	1,293	1,328	5.00%, 11/1/2035(b)	4,003	4,166
4.26%, 2/16/2032	2,196	2,295	5.00%, 10/1/2038(b)	14,757	15,245
5.08%, 1/16/2030(a)	1,203	1,264	5.00%, 5/1/2039(b)	12,920	13,404
LF Rothschild Mortgage Trust			5.00%, 6/1/2039(b)	15,351	15,926
9.95%, 9/1/2017	26	30	5.00%, 9/1/2039(b)	18,378	19,067

See accompanying notes

196

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
5.00%, 1/1/2040(b)	$ 19,819	$ 20,562	6.50%, 5/1/2022(b)	$ 797	$ 876
5.50%, 4/1/2018(b)	427	460	6.50%, 8/1/2022(b)	246	271
5.50%, 11/1/2018(b)	4,257	4,594	6.50%, 5/1/2023(b)	175	190
5.50%, 1/1/2029(b)	13	13	6.50%, 7/1/2023(b)	12	13
5.50%, 3/1/2029(b)	11	11	6.50%, 1/1/2024(b)	29	32
5.50%, 11/1/2032(b)	3,478	3,696	6.50%, 7/1/2025(b)	3	4
5.50%, 4/1/2033(b)	6,674	7,086	6.50%, 7/1/2025(b)	3	3
5.50%, 5/1/2033(b)	270	287	6.50%, 9/1/2025(b)	2	2
5.50%, 8/1/2033(b)	6,617	7,033	6.50%, 9/1/2025(b)	4	5
5.50%, 10/1/2033(b)	124	132	6.50%, 9/1/2025(b)	1	1
5.50%, 12/1/2033(b)	8,495	9,026	6.50%, 10/1/2025(b)	12	14
5.50%, 12/1/2033(b)	3,401	3,613	6.50%, 10/1/2025(b)	14	15
5.50%, 1/1/2034(b)	7,837	8,312	6.50%, 4/1/2027(b)	5	6
5.50%, 9/1/2035(b)	14,496	15,366	6.50%, 2/1/2028(b)	1	1
5.50%, 10/1/2035(b)	15,416	16,342	6.50%, 3/1/2029(b)	45	49
5.50%, 7/1/2037(b)	448	474	6.50%, 3/1/2029(b)	257	283
5.50%, 4/1/2038(b)	392	414	6.50%, 4/1/2029(b)	2,615	2,891
5.50%, 5/1/2038(b)	854	903	6.50%, 4/1/2031(b)	1,068	1,175
5.52%, 6/1/2037(a),(b)	1,085	1,148	6.50%, 6/1/2031(b)	2	2
5.61%, 6/1/2037(a),(b)	740	781	6.50%, 10/1/2031(b)	385	423
5.74%, 1/1/2037(a),(b)	6,787	7,244	6.50%, 1/1/2032(b)	2,826	3,103
5.82%, 11/1/2036(a),(b)	217	229	6.50%, 2/1/2032(b)	67	74
5.87%, 1/1/2037(a),(b)	7,461	7,914	6.50%, 2/1/2032(b)	11	12
5.92%, 3/1/2036(a),(b)	254	264	6.50%, 4/1/2032(b)	54	59
6.00%, 4/1/2017(b)	895	966	6.50%, 8/1/2032(b)	72	79
6.00%, 4/1/2017(b)	760	821	6.50%, 8/1/2032(b)	159	175
6.00%, 5/1/2017(b)	958	1,036	6.50%, 4/1/2035(b)	44	48
6.00%, 7/1/2017(b)	55	59	6.50%, 2/1/2037(b)	193	210
6.00%, 1/1/2021(b)	215	232	6.50%, 12/1/2037(b)	642	698
6.00%, 6/1/2028(b)	55	60	7.00%, 7/1/2024(b)	15	17
6.00%, 5/1/2031(b)	607	661	7.00%, 1/1/2028(b)	1,403	1,587
6.00%, 10/1/2031(b)	25	27	7.00%, 6/1/2029(b)	586	655
6.00%, 2/1/2032(b)	70	76	7.00%, 1/1/2031(b)	8	9
6.00%, 9/1/2032(b)	1,083	1,178	7.00%, 3/1/2031(b)	186	207
6.00%, 11/1/2033(b)	3,650	3,984	7.00%, 4/1/2031(b)	349	391
6.00%, 11/1/2033(b)	3,095	3,378	7.00%, 6/1/2031(b)	152	170
6.00%, 12/1/2033(b)	2,748	2,996	7.00%, 10/1/2031(b)	227	253
6.00%, 5/1/2034(b)	6,288	6,738	7.00%, 4/1/2032(b)	846	943
6.00%, 5/1/2034(b)	7,070	7,663	7.00%, 7/1/2036(b)	7,268	8,035
6.00%, 9/1/2034(b)	637	691	7.00%, 1/1/2037(b)	1,485	1,641
6.00%, 1/1/2035(b)	8,490	9,090	7.50%, 3/1/2013(b)	311	316
6.00%, 2/1/2035(b)	467	506	7.50%, 12/1/2030(b)	9	10
6.00%, 2/1/2035(b)	5,995	6,499	7.50%, 2/1/2031(b)	10	11
6.00%, 8/1/2036(b)	2,014	2,161	7.50%, 2/1/2031(b)	147	167
6.00%, 10/1/2036(a),(b)	552	592	7.50%, 4/1/2032(b)	142	162
6.00%, 3/1/2037(b)	1,145	1,227	8.00%, 8/1/2030(b)	2	3
6.00%, 3/1/2037(b)	12,031	12,909	8.00%, 11/1/2030(b)	2	3
6.00%, 4/1/2037(b)	2,974	3,192	8.00%, 12/1/2030(b)	43	50
6.00%, 5/1/2037(b)	959	1,029	8.50%, 4/1/2019(b)	13	14
6.00%, 1/1/2038(a),(b)	352	377	8.50%, 7/1/2029(b)	210	247
6.00%, 1/1/2038(b)	2,779	2,979	9.00%, 9/1/2016(b)	3	3
6.00%, 3/1/2038(b)	516	553	9.00%, 5/1/2017(b)	1	1
6.00%, 4/1/2038(b)	1,205	1,291	9.00%, 5/1/2021(b)	3	3
6.00%, 6/1/2038(b)	1,918	2,056	9.00%, 9/1/2021(b)	2	3
6.00%, 7/1/2038(b)	2,706	2,900	9.00%, 1/1/2022(b)	4	4
6.00%, 10/1/2038(b)	1,810	1,940	9.00%, 8/1/2022(b)	2	2
6.38%, 7/1/2036(a),(b)	824	869	9.50%, 6/1/2016(b)	3	3
6.50%, 2/1/2011(b)	3	3	9.50%, 4/1/2017(b)	13	15
6.50%, 3/1/2011(b)	9	9			$ 523,570
6.50%, 3/1/2011(b)	17	18	Federal National Mortgage Association (FNMA)
6.50%, 3/1/2011(b)	3	3	- 27.40%
6.50%, 3/1/2011(b)	34	36	1.95%, 9/1/2034(a),(b)	2,341	2,411
6.50%, 4/1/2011(b)	8	8	2.72%, 3/1/2028(a),(b)	20	20
6.50%, 4/1/2011(b)	1	1	3.11%, 7/1/2035(a),(b)	642	657
6.50%, 11/1/2016(b)	355	384	3.13%, 11/1/2033(a),(b)	13	13
6.50%, 6/1/2017(b)	151	163	4.00%, 5/1/2039(b)	13,605	13,321
6.50%, 12/1/2021(b)	1,393	1,533	4.50%, 12/1/2019(b)	443	467
6.50%, 4/1/2022(b)	1,411	1,552	4.50%, 1/1/2020(b)	1,403	1,478

See accompanying notes

197

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
4.50%, 3/1/2040(b)	$ 16,474	$ 16,515	6.00%, 1/1/2017(b)	$ 47	$ 50
4.50%, 5/1/2040(b)	23,000	23,216	6.00%, 4/1/2017(b)	76	82
5.00%, 1/1/2018(b)	379	405	6.00%, 8/1/2017(b)	2,066	2,233
5.00%, 6/1/2018(b)	8,890	9,443	6.00%, 8/1/2018(b)	1,049	1,134
5.00%, 11/1/2018(b)	1,476	1,576	6.00%, 12/1/2022(b)	122	133
5.00%, 4/1/2019(b)	355	379	6.00%, 3/1/2029(b)	327	354
5.00%, 12/1/2023(b)	11,737	12,406	6.00%, 8/1/2031(b)	1,712	1,856
5.00%, 1/1/2026(b)	1,064	1,114	6.00%, 12/1/2031(b)	60	65
5.00%, 6/1/2034(b)	9,787	10,210	6.00%, 12/1/2031(b)	22	24
5.00%, 4/1/2035(b)	851	886	6.00%, 1/1/2032(b)	1,035	1,114
5.00%, 5/1/2035(b)	1,038	1,080	6.00%, 11/1/2032(b)	87	94
5.00%, 7/1/2035(b)	372	387	6.00%, 4/1/2033(b)	605	657
5.00%, 7/1/2035(b)	2,766	2,879	6.00%, 1/1/2034(b)	5,107	5,532
5.00%, 8/1/2035(b)	475	494	6.00%, 2/1/2034(b)	720	782
5.00%, 6/1/2037(b)	6,991	7,259	6.00%, 3/1/2034(b)	2,436	2,627
5.00%, 4/1/2039(b)	17,298	17,944	6.00%, 9/1/2034(b)	6,181	6,571
5.00%, 4/1/2040(b)	15,000	15,546	6.00%, 9/1/2036(b)	1,024	1,093
5.05%, 12/1/2033(a),(b)	479	504	6.00%, 4/1/2037(b)	13,540	14,422
5.50%, 1/1/2017(b)	1,880	2,028	6.00%, 11/1/2037(b)	1,740	1,854
5.50%, 9/1/2017(b)	253	272	6.00%, 2/1/2038(a),(b)	1,189	1,266
5.50%, 9/1/2017(b)	62	66	6.00%, 2/1/2038(b)	1,171	1,247
5.50%, 12/1/2017(b)	2,532	2,721	6.00%, 3/1/2038(b)	1,239	1,318
5.50%, 3/1/2018(b)	279	300	6.00%, 3/1/2038(b)	381	406
5.50%, 5/1/2018(b)	5,104	5,498	6.00%, 4/1/2038(b)	1,366	1,454
5.50%, 6/1/2019(b)	60	65	6.00%, 5/1/2038(b)	16,921	18,012
5.50%, 6/1/2019(b)	82	89	6.00%, 7/1/2038(b)	2,042	2,174
5.50%, 7/1/2019(b)	111	120	6.01%, 10/1/2036(a),(b)	3,701	3,922
5.50%, 7/1/2019(b)	39	43	6.11%, 5/1/2037(a),(b)	1,297	1,375
5.50%, 7/1/2019(b)	196	211	6.50%, 6/1/2016(b)	18	20
5.50%, 7/1/2019(b)	164	177	6.50%, 9/1/2024(b)	1,172	1,267
5.50%, 7/1/2019(b)	59	64	6.50%, 8/1/2028(b)	191	210
5.50%, 8/1/2019(b)	50	54	6.50%, 9/1/2028(b)	62	69
5.50%, 8/1/2019(b)	361	389	6.50%, 11/1/2028(b)	128	141
5.50%, 9/1/2019(b)	293	316	6.50%, 12/1/2028(b)	104	114
5.50%, 6/1/2026(b)	933	990	6.50%, 1/1/2029(b)	49	54
5.50%, 2/1/2033(b)	5,792	6,170	6.50%, 2/1/2029(b)	70	77
5.50%, 3/1/2033(b)	4,182	4,439	6.50%, 3/1/2029(b)	200	221
5.50%, 5/1/2033(b)	453	482	6.50%, 4/1/2029(b)	377	415
5.50%, 5/1/2033(b)	5,891	6,261	6.50%, 6/1/2031(b)	157	173
5.50%, 5/1/2033(b)	3,418	3,630	6.50%, 6/1/2031(b)	201	221
5.50%, 7/1/2033(b)	3,585	3,806	6.50%, 6/1/2031(b)	724	782
5.50%, 9/1/2033(b)	2,145	2,276	6.50%, 9/1/2031(b)	27	29
5.50%, 2/1/2034(b)	4,379	4,651	6.50%, 12/1/2031(b)	9	10
5.50%, 2/1/2034(b)	15,734	16,604	6.50%, 1/1/2032(b)	328	361
5.50%, 3/1/2034(b)	4,223	4,483	6.50%, 3/1/2032(b)	413	455
5.50%, 4/1/2034(b)	3,414	3,617	6.50%, 3/1/2032(b)	898	989
5.50%, 7/1/2034(b)	3,810	4,018	6.50%, 4/1/2032(b)	50	55
5.50%, 9/1/2034(b)	3,226	3,418	6.50%, 4/1/2032(b)	1,345	1,482
5.50%, 9/1/2034(b)	13,185	13,912	6.50%, 8/1/2032(b)	640	705
5.50%, 1/1/2035(b)	9,137	9,681	6.50%, 11/1/2032(b)	876	967
5.50%, 2/1/2035(b)	10,785	11,400	6.50%, 11/1/2032(b)	179	197
5.50%, 7/1/2035(b)	3,252	3,438	6.50%, 11/1/2032(b)	500	551
5.50%, 9/1/2035(b)	1,378	1,457	6.50%, 12/1/2032(b)	1,493	1,645
5.50%, 2/1/2037(b)	89	94	6.50%, 2/1/2033(b)	819	900
5.50%, 2/1/2037(b)	2,416	2,550	6.50%, 7/1/2034(b)	1,480	1,627
5.50%, 6/1/2037(b)	1,608	1,695	6.50%, 7/1/2034(b)	2,315	2,545
5.50%, 6/1/2037(b)	1,137	1,200	6.50%, 2/1/2036(b)	7,129	7,696
5.50%, 2/1/2038(b)	2,326	2,453	6.50%, 4/1/2036(b)	73	79
5.50%, 3/1/2038(b)	3,643	3,842	6.50%, 5/1/2036(b)	9,923	10,753
5.50%, 3/1/2038(b)	1,632	1,721	6.50%, 8/1/2036(b)	511	554
5.50%, 5/1/2038(b)	1,658	1,748	6.50%, 8/1/2036(b)	1,212	1,313
5.50%, 6/1/2038(b)	18,940	19,975	6.50%, 10/1/2036(b)	327	355
5.50%, 6/1/2038(b)	932	983	6.50%, 11/1/2036(b)	344	372
5.50%, 9/1/2038(b)	2,583	2,725	6.50%, 7/1/2037(b)	198	215
5.50%, 11/1/2038(b)	1,806	1,904	6.50%, 7/1/2037(b)	150	163
5.60%, 11/1/2035(a),(b)	712	752	6.50%, 8/1/2037(b)	558	604
5.75%, 5/1/2037(a),(b)	3,033	3,186	6.50%, 10/1/2037(b)	787	851
6.00%, 12/1/2016(b)	967	1,043	6.50%, 1/1/2038(b)	74	80

See accompanying notes

198

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (continued)
6.50%, 2/1/2038(b)	$ 126	$ 137	6.00%, 5/20/2032(a)	$ 1,244	$ 1,358
6.50%, 3/1/2038(b)	114	124	6.00%, 8/15/2032	206	224
6.50%, 5/1/2038(b)	72	78	6.00%, 9/15/2032	356	387
7.00%, 9/1/2010(b)	1	1	6.00%, 2/15/2033	63	68
7.00%, 9/1/2010(b)	1	1	6.00%, 7/20/2033	4,128	4,517
7.00%, 10/1/2010(b)	1	1	6.00%, 8/15/2034	6,476	7,012
7.00%, 5/1/2011(b)	3	3	6.00%, 8/15/2038	1,475	1,584
7.00%, 3/1/2012(b)	1	2	6.50%, 9/15/2023	54	59
7.00%, 5/1/2022(b)	67	75	6.50%, 9/15/2023	63	68
7.00%, 8/1/2028(b)	226	254	6.50%, 9/15/2023	34	37
7.00%, 12/1/2028(b)	196	219	6.50%, 9/15/2023	36	39
7.00%, 4/1/2029(b)	101	112	6.50%, 10/15/2023	49	54
7.00%, 7/1/2029(b)	209	234	6.50%, 11/15/2023	20	22
7.00%, 11/1/2031(b)	1,261	1,411	6.50%, 12/15/2023	55	59
7.00%, 7/1/2032(b)	366	409	6.50%, 12/15/2023	30	32
7.50%, 12/1/2024(b)	351	397	6.50%, 12/15/2023	76	83
7.50%, 7/1/2029(b)	152	171	6.50%, 12/15/2023	105	114
7.50%, 2/1/2030(b)	117	131	6.50%, 1/15/2024	57	63
7.50%, 1/1/2031(b)	6	7	6.50%, 1/15/2024	18	19
7.50%, 5/1/2031(b)	11	12	6.50%, 1/15/2024	49	53
7.50%, 8/1/2032(b)	72	82	6.50%, 1/15/2024	27	30
8.00%, 5/1/2022(b)	16	18	6.50%, 1/15/2024	78	85
8.00%, 9/1/2024(b)	1	1	6.50%, 1/15/2024	23	25
8.00%, 1/1/2025(b)	2	2	6.50%, 1/15/2024	30	32
8.00%, 1/1/2025(b)	1	1	6.50%, 1/15/2024	51	55
8.50%, 2/1/2023(b)	5	6	6.50%, 3/15/2024	15	16
8.50%, 9/1/2025(b)	4	4	6.50%, 3/15/2024	121	132
9.00%, 3/1/2017(b)	1	1	6.50%, 4/15/2024	52	57
9.00%, 1/1/2019(b)	1	1	6.50%, 4/20/2024	36	39
9.00%, 9/1/2030(b)	59	69	6.50%, 7/15/2024	153	166
		$ 418,759	6.50%, 10/15/2025	17	19
Government National Mortgage Association			6.50%, 1/15/2026	27	29
(GNMA) - 5.96%			6.50%, 3/15/2026	44	48
4.50%, 9/20/2039	16,650	16,905	6.50%, 7/20/2026	16	17
4.50%, 3/20/2040	18,070	18,348	6.50%, 2/15/2028	22	25
5.00%, 2/15/2034	821	864	6.50%, 10/20/2028	31	34
5.50%, 12/15/2013	7	8	6.50%, 3/20/2031	266	294
5.50%, 1/15/2014	65	70	6.50%, 4/20/2031	215	238
5.50%, 1/15/2014	33	35	6.50%, 7/15/2031	7	7
5.50%, 2/15/2014	29	32	6.50%, 10/15/2031	47	52
5.50%, 3/15/2014	70	75	6.50%, 7/15/2032	45	50
5.50%, 7/20/2033	6,547	7,000	6.50%, 7/15/2032	594	653
5.50%, 2/20/2034	7,009	7,487	6.50%, 4/20/2034	1,630	1,789
5.50%, 3/20/2034	6,608	7,059	6.50%, 5/20/2034	1,389	1,525
5.50%, 5/20/2035	882	941	6.80%, 4/20/2025	77	85
5.50%, 1/15/2039	839	892	7.00%, 11/15/2022	17	19
5.50%, 1/15/2039	2,375	2,526	7.00%, 11/15/2022	10	11
6.00%, 10/15/2023	295	320	7.00%, 11/15/2022	59	66
6.00%, 11/15/2023	131	142	7.00%, 12/15/2022	111	124
6.00%, 11/15/2023	97	105	7.00%, 12/15/2022	13	15
6.00%, 12/15/2023	75	82	7.00%, 1/15/2023	46	51
6.00%, 12/15/2023	65	70	7.00%, 1/15/2023	18	20
6.00%, 12/15/2023	3	3	7.00%, 1/15/2023	16	18
6.00%, 1/15/2024	45	49	7.00%, 2/15/2023	132	148
6.00%, 1/20/2024	30	33	7.00%, 3/15/2023	24	27
6.00%, 2/15/2024	54	59	7.00%, 7/15/2023	84	94
6.00%, 2/15/2024	60	65	7.00%, 7/15/2023	28	31
6.00%, 2/15/2024	102	110	7.00%, 7/15/2023	23	25
6.00%, 3/15/2024	30	32	7.00%, 8/15/2023	26	29
6.00%, 4/20/2024	64	69	7.00%, 10/15/2023	38	42
6.00%, 5/20/2024	31	34	7.00%, 12/15/2023	31	35
6.00%, 5/20/2024	43	47	7.00%, 12/15/2023	56	62
6.00%, 10/20/2024	53	58	7.00%, 1/15/2026	56	62
6.00%, 9/20/2025	31	33	7.00%, 5/15/2026	9	10
6.00%, 11/20/2025	39	42	7.00%, 1/15/2027	67	75
6.00%, 4/20/2026	227	247	7.00%, 3/15/2027	38	43
6.00%, 10/20/2028	34	37	7.00%, 10/15/2027	17	19
6.00%, 2/20/2029	342	373	7.00%, 10/15/2027	4	4

See accompanying notes

199

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.00%, 10/15/2027	$ 3	$ 3	8.00%, 4/15/2017	$ 13	$ 15
7.00%, 11/15/2027	6	6	8.00%, 4/15/2017	17	19
7.00%, 11/15/2027	127	142	8.00%, 4/15/2017	10	11
7.00%, 12/15/2027	4	4	8.00%, 5/15/2017	11	12
7.00%, 12/15/2027	4	4	8.00%, 6/15/2017	13	14
7.00%, 12/15/2027	54	60	8.00%, 6/15/2017	14	16
7.00%, 2/15/2028	2	2	8.00%, 7/15/2017	9	10
7.00%, 2/15/2028	1	1	8.00%, 2/15/2022	52	60
7.00%, 4/15/2028	79	88	8.00%, 4/15/2022	53	61
7.00%, 4/15/2028	3	3	8.00%, 12/15/2030	15	17
7.00%, 5/15/2028	1	1	9.00%, 11/15/2021	188	213
7.00%, 6/15/2028	183	206	9.50%, 4/15/2016	4	5
7.00%, 12/15/2028	150	168	9.50%, 9/15/2016	2	2
7.00%, 1/15/2029	124	140	9.50%, 11/15/2016	18	20
7.00%, 3/15/2029	124	139	9.50%, 7/15/2017	19	22
7.00%, 4/15/2029	228	256	9.50%, 7/15/2017	32	36
7.00%, 4/15/2029	104	117	9.50%, 10/15/2017	11	13
7.00%, 5/15/2031	27	30	9.50%, 11/15/2017	22	25
7.00%, 6/20/2031	162	181	9.50%, 9/20/2018	96	109
7.00%, 7/15/2031	8	9	9.50%, 9/15/2020	13	15
7.00%, 9/15/2031	7	8	9.50%, 12/20/2020	26	30
7.25%, 9/15/2025	69	77	9.50%, 1/20/2021	5	5
7.50%, 4/15/2017	5	6	9.50%, 2/20/2021	3	4
7.50%, 4/15/2017	33	37	9.50%, 3/20/2021	3	3
7.50%, 4/15/2017	48	53	9.50%, 8/15/2021	185	213
7.50%, 5/15/2017	3	3	13.50%, 12/15/2014	4	4
7.50%, 7/15/2018	19	21			$ 91,101
7.50%, 12/15/2021	21	24	U.S. Treasury - 1.27%
7.50%, 12/15/2021	36	41	1.50%, 10/31/2010	3,500	3,521
7.50%, 2/15/2022	20	22	1.88%, 2/28/2014	6,478	6,464
7.50%, 3/15/2022	5	6	4.13%, 5/15/2015	8,750	9,468
7.50%, 3/15/2022	7	8			$ 19,453
7.50%, 3/15/2022	31	35	U.S. Treasury Inflation-Indexed Obligations -
7.50%, 4/15/2022	36	41	0.78%
7.50%, 4/15/2022	17	19	3.00%, 7/15/2012	10,970	11,876
7.50%, 4/15/2022	13	15
7.50%, 4/15/2022	18	20	U.S. Treasury Strip - 0.53%
7.50%, 5/15/2022	35	39	0.00%, 11/15/2015(c)	4,000	3,437
7.50%, 7/15/2022	56	63	0.00%, 5/15/2020(c)	6,800	4,559
7.50%, 8/15/2022	70	79			$ 7,996
7.50%, 8/15/2022	6	6	TOTAL U.S. GOVERNMENT &
7.50%, 8/15/2022	15	17	GOVERNMENT AGENCY OBLIGATIONS		$ 1,072,755
7.50%, 8/15/2022	23	26		Maturity
7.50%, 8/15/2022	22	25		Amount
7.50%, 8/15/2022	1	1	REPURCHASE AGREEMENTS - 4.41%	(000's)	Value (000's)
7.50%, 8/15/2022	10	11	Banks - 4.41%
7.50%, 2/15/2023	5	6	Investment in Joint Trading Account; Bank of	$ 18,477	$ 18,477
7.50%, 2/15/2023	20	22	America Repurchase Agreement; 0.19%
7.50%, 5/15/2023	20	23	dated 04/30/10 maturing 05/03/10
7.50%, 5/15/2023	77	87	(collateralized by US Treasury Notes;
7.50%, 5/15/2023	6	7	$18,846,210; 0.00% - 4.63%; dated 06/25/10
7.50%, 6/15/2023	22	24	- 10/15/15)
7.50%, 10/15/2023	8	9	Investment in Joint Trading Account; Credit Suisse	12,018	12,018
7.50%, 11/15/2023	34	38	Repurchase Agreement; 0.19% dated
7.50%, 3/15/2024	54	61	04/30/10 maturing 05/03/10 (collateralized by
7.50%, 8/15/2024	6	6	Sovereign Agency Issues; $12,258,463;
7.50%, 4/15/2027	5	6	0.00% - 5.50%; dated 03/03/10 - 10/05/29)
7.50%, 5/15/2027	21	23	Investment in Joint Trading Account; Deutsche	18,477	18,477
7.50%, 5/15/2027	15	17	Bank Repurchase Agreement; 0.18% dated
7.50%, 6/15/2027	38	43	04/30/10 maturing 05/03/10 (collateralized by
7.50%, 8/15/2029	226	256	Sovereign Agency Issues; $18,846,211;
7.50%, 9/15/2029	94	106	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
7.50%, 9/15/2029	68	76
7.50%, 10/15/2029	104	117
7.50%, 11/15/2029	117	132
7.50%, 11/15/2029	96	108
8.00%, 8/15/2016	61	68
8.00%, 12/15/2016	12	13
See accompanying notes			200

Schedule of Investments Government & High Quality Bond Fund April 30, 2010 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 18,477	$ 18,476
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $18,846,210;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
$ 67,448
TOTAL REPURCHASE AGREEMENTS		$ 67,448
Total Investments		$ 1,560,277
Liabilities in Excess of Other Assets, Net -
(2.10)%		$ (32,041)
TOTAL NET ASSETS - 100.00%		$ 1,528,236

(a)	Variable Rate. Rate shown is in effect at April 30, 2010.
(b)	This entity was put into conservatorship by the US Government in 2008 See Notes to Financial Statements for additional information.
(c)	Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 50,582
Unrealized Depreciation	(9,898)
Net Unrealized Appreciation (Depreciation)	$ 40,684
Cost for federal income tax purposes	$ 1,519,593
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	90 .34%
Government	6 .67%
Financial	4 .59%
Asset Backed Securities	0 .50%
Liabilities in Excess of Other Assets, Net	(2 .10)%
TOTAL NET ASSETS	100.00%

See accompanying notes

201

Schedule of Investments
High Quality Intermediate-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 57.35%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Agriculture - 0.86%			Chemicals (continued)
Altria Group Inc			Sherwin-Williams Co/The
9.70%, 11/10/2018	$ 220	$ 277	3.13%, 12/15/2014	$ 45	$ 45
Lorillard Tobacco Co					$ 171
6.88%, 5/1/2020	5	5	Computers - 0.05%
Philip Morris International Inc			Affiliated Computer Services Inc
4.50%, 3/26/2020	110	108	5.20%, 6/1/2015	20	21
		$ 390
Automobile Asset Backed Securities - 1.67%			Credit Card Asset Backed Securities - 0.56%
Capital Auto Receivables Asset Trust			Cabela's Master Credit Card Trust
5.52%, 3/15/2011(a)	152	152	4.31%, 12/16/2013(b)	250	254
Daimler Chrysler Auto Trust
4.71%, 9/10/2012	250	256	Diversified Financial Services - 5.21%
Ford Credit Auto Owner Trust			Bear Stearns Cos LLC/The
5.30%, 6/15/2012	210	219	0.44%, 11/28/2011(a)	450	451
5.60%, 10/15/2012	90	96	Capital One Capital VI
Hyundai Auto Receivables Trust			8.88%, 5/15/2040	20	22
0.65%, 1/17/2012(a)	34	34	Countrywide Financial Corp
		$ 757	6.25%, 5/15/2016	220	229
Banks - 9.08%			General Electric Capital Corp
Bank of America Corp			5.88%, 1/14/2038	35	35
6.00%, 9/1/2017	340	353	6.00%, 8/7/2019	205	221
Citigroup Inc			Merrill Lynch & Co Inc
5.63%, 8/27/2012	100	105	0.45%, 11/1/2011(a)	200	198
Commonwealth Bank of Australia			0.48%, 6/5/2012(a)	150	147
3.50%, 3/19/2015(b)	75	75	Nissan Motor Acceptance Corp
Credit Agricole SA/London			3.25%, 1/30/2013(b)	25	25
3.50%, 4/13/2015(b)	50	50	Nomura Holdings Inc
Deutsche Bank AG/London			6.70%, 3/4/2020	255	273
3.45%, 3/30/2015	305	306	OMX Timber Finance Investments I LLC
Goldman Sachs Group Inc/The			5.42%, 1/29/2020(a),(b),(c)	235	229
0.43%, 2/6/2012(a)	150	148	SLM Corp
JP Morgan Chase & Co			0.48%, 7/26/2010(a)	100	100
4.95%, 3/25/2020	225	225	Textron Financial Corp
5.25%, 5/1/2015	45	48	0.38%, 2/25/2011(a)	425	418
Lloyds TSB Bank PLC					$ 2,348
4.38%, 1/12/2015(b)	650	645	Electric - 1.04%
5.80%, 1/13/2020(b)	255	253	Baltimore Gas & Electric Co
Morgan Stanley			5.90%, 10/1/2016	90	98
5.50%, 1/26/2020	100	98	Carolina Power & Light Co
5.63%, 9/23/2019	165	163	8.63%, 9/15/2021	75	99
6.25%, 8/28/2017	100	104	Duke Energy Corp
6.63%, 4/1/2018	170	180	3.95%, 9/15/2014	25	26
PNC Funding Corp			FirstEnergy Solutions Corp
0.48%, 1/31/2012(a)	450	447	6.05%, 8/15/2021	10	10
5.25%, 11/15/2015	290	308	6.80%, 8/15/2039	10	10
Santander US Debt SA Unipersonal			Iberdrola Finance Ireland Ltd
3.72%, 1/20/2015(b)	300	299	3.80%, 9/11/2014(b)	40	40
Wells Fargo & Co			Nisource Finance Corp
0.47%, 8/20/2010(a)	50	50	5.25%, 9/15/2017	60	62
3.63%, 4/15/2015	245	249	5.40%, 7/15/2014	45	48
		$ 4,106	Northern States Power Co/MN
Beverages - 1.07%			5.35%, 11/1/2039	20	20
Anheuser-Busch InBev Worldwide Inc			PacifiCorp
2.50%, 3/26/2013(b)	75	75	5.65%, 7/15/2018	40	44
4.13%, 1/15/2015	10	11	6.25%, 10/15/2037	10	11
5.00%, 4/15/2020(b)	150	152			$ 468
5.38%, 11/15/2014(b)	45	49	Environmental Control - 0.31%
5.38%, 1/15/2020	15	16	Republic Services Inc
6.88%, 11/15/2019(b)	40	46	5.50%, 9/15/2019(b)	55	58
Dr Pepper Snapple Group Inc			6.20%, 3/1/2040(b)	80	82
2.35%, 12/21/2012	15	15			$ 140
6.82%, 5/1/2018	102	119	Food - 0.61%
		$ 483	Kraft Foods Inc
Chemicals - 0.38%			5.38%, 2/10/2020	165	171
Dow Chemical Co/The			6.25%, 6/1/2012	25	28
5.90%, 2/15/2015	115	126	6.50%, 2/9/2040	70	75
					$ 274

See accompanying notes

202

Schedule of Investments
High Quality Intermediate-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Products - 0.33%			Mining (continued)
Boston Scientific Corp			Rio Tinto Finance USA Ltd
4.50%, 1/15/2015	$ 60 $	59	6.50%, 7/15/2018	$ 15 $	17
5.13%, 1/12/2017	35	34	8.95%, 5/1/2014	30	37
6.00%, 1/15/2020	35	35	9.00%, 5/1/2019	25	32
7.00%, 11/15/2035	20	19	Southern Copper Corp
	$ 147		5.38%, 4/16/2020	2	2
Healthcare - Services - 0.03%			Vale Overseas Ltd
Quest Diagnostics Inc/DE			5.63%, 9/15/2019	20	21
4.75%, 1/30/2020	15	15	6.88%, 11/21/2036	3	3
			Vulcan Materials Co
Home Equity Asset Backed Securities - 1.99%			1.51%, 12/15/2010(a)	200	200
Bear Stearns Asset Backed Securities Trust				$ 348
0.86%, 3/25/2034(a)	149	112	Miscellaneous Manufacturing - 0.46%
1.24%, 2/25/2034(a)	39	35	Textron Inc
CDC Mortgage Capital Trust			6.20%, 3/15/2015	35	37
1.12%, 6/25/2034(a)	132	103	Tyco Electronics Group SA
First NLC Trust			6.00%, 10/1/2012	25	27
0.56%, 9/25/2035(a)	91	90	7.13%, 10/1/2037	30	34
MASTR Asset Backed Securities Trust			Tyco International Finance SA
2.74%, 8/25/2033(a)	100	57	4.13%, 10/15/2014	15	16
New Century Home Equity Loan Trust			Tyco International Ltd / Tyco International Finance
0.55%, 3/25/2035(a)	9	8	SA
Option One Mortgage Loan Trust			6.88%, 1/15/2021	80	94
1.31%, 5/25/2034(a)	83	60		$ 208
Saxon Asset Securities Trust			Mortgage Backed Securities - 14.58%
1.96%, 3/25/2035(a)	50	17	Adjustable Rate Mortgage Trust
Specialty Underwriting & Residential Finance			0.83%, 2/25/2035(a)	30	22
1.03%, 2/25/2035(a)	63	55	Banc of America Commercial Mortgage Inc
Wells Fargo Home Equity Trust			5.89%, 7/10/2044	60	61
0.55%, 10/25/2035(a)	347	319	6.37%, 2/10/2051(a)	160	164
0.76%, 4/25/2034(a)	62	43	Banc of America Funding Corp
	$ 899		0.34%, 7/20/2036(a)	152	149
Insurance - 0.73%			Banc of America Large Loan Inc
Liberty Mutual Group Inc			5.20%, 1/25/2017(b)	134	138
7.25%, 9/1/2012(b)	3	3	BCRR Trust
Lincoln National Corp			6.00%, 4/17/2017(a),(b)	50	50
5.65%, 8/27/2012	145	154	Bear Stearns Commercial Mortgage Securities
Teachers Insurance & Annuity Association of			3.97%, 11/11/2035	8	8
America			7.00%, 5/20/2030	88	92
6.85%, 12/16/2039(b)	55	62	Citigroup Commercial Mortgage Trust
WR Berkley Corp			6.30%, 12/10/2049(a)	35	36
6.25%, 2/15/2037	115	108	Commercial Mortgage Loan Trust
	$ 327		6.22%, 9/10/2017(a)	345	349
Media - 2.92%			Commercial Mortgage Pass Through Certificates
CBS Corp			6.01%, 12/10/2049(a)	300	92
5.75%, 4/15/2020	100	104	Countrywide Alternative Loan Trust
Comcast Corp			0.48%, 5/25/2035(a)	72	45
5.15%, 3/1/2020	150	153	Countrywide Asset-Backed Certificates
6.40%, 3/1/2040	75	78	0.53%, 1/25/2036(a),(d)	254	194
6.45%, 3/15/2037	65	68	0.54%, 11/25/2035(a)	34	31
COX Communications Inc			Credit Suisse Mortgage Capital Certificates
5.45%, 12/15/2014	15	16	5.42%, 2/15/2040	150	103
6.75%, 3/15/2011	70	73	6.02%, 6/15/2038(a)	225	232
DirecTV Holdings LLC			Fannie Mae
3.55%, 3/15/2015(b)	385	384	0.46%, 1/25/2023(a)	74	74
5.20%, 3/15/2020(b)	60	61	0.51%, 11/25/2022(a)	61	60
DirecTV Holdings LLC / DirecTV Financing Co			0.51%, 3/25/2035(a)	107	107
Inc			0.56%, 2/25/2018(a)	49	49
5.88%, 10/1/2019	125	133	0.56%, 2/25/2032(a)	62	62
News America Inc			6.35%, 3/25/2039(a)	88	91
6.20%, 12/15/2034	45	46	6.50%, 2/25/2047	111	121
Time Warner Cable Inc			Fannie Mae Whole Loan
5.40%, 7/2/2012	40	43	0.46%, 5/25/2035(a),(d)	140	140
Time Warner Inc			First Union National Bank Commercial Mortgage
4.88%, 3/15/2020	165	164	Securities Inc
	$ 1,323		6.14%, 2/12/2034	143	150
Mining - 0.76%			Freddie Mac
Barrick Australian Finance Pty Ltd			0.60%, 2/15/2030(a)	54	54
4.95%, 1/15/2020	35	36	0.65%, 7/15/2023(a)	361	360
See accompanying notes			203

Schedule of Investments
High Quality Intermediate-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Freddie Mac (continued)			Nexen Inc
0.70%, 6/15/2023(a)	$ 88 $	88	6.40%, 5/15/2037	$ 50 $	53
0.90%, 11/15/2039(a)	76	77	Pemex Project Funding Master Trust
5.50%, 9/15/2031(a)	325	347	6.63%, 6/15/2035	10	10
GE Capital Commercial Mortgage Corp			Petrobras International Finance Co
4.97%, 8/11/2036	25	26	5.75%, 1/20/2020	6	6
GMAC Commercial Mortgage Securities Inc			7.88%, 3/15/2019	2	2
6.96%, 9/15/2035	136	138	Petro-Canada
GSR Mortgage Loan Trust			6.80%, 5/15/2038	50	56
0.62%, 12/25/2035(a)	32	22	Petroleos Mexicanos
Impac CMB Trust			4.88%, 3/15/2015(b)	11	11
1.26%, 10/25/2033(a)	22	14	8.00%, 5/3/2019	10	12
Indymac Index Mortgage Loan Trust			Suncor Energy Inc
0.44%, 2/25/2037(a)	625	390	6.85%, 6/1/2039	20	22
0.50%, 6/25/2037(a),(d)	454	291	Valero Energy Corp
0.86%, 4/25/2034(a)	18	10	4.50%, 2/1/2015	30	31
JP Morgan Chase Commercial Mortgage Securities			XTO Energy Inc
Corp			6.10%, 4/1/2036	50	56
5.28%, 5/15/2047	96	99	6.50%, 12/15/2018	80	94
5.34%, 5/15/2047	90	89		$ 720
5.44%, 5/15/2045(a)	65	60	Other Asset Backed Securities - 4.45%
5.72%, 11/15/2017	20	19	Ameriquest Mortgage Securities Inc
LB-UBS Commercial Mortgage Trust			0.56%, 3/25/2035(a)	23	22
6.06%, 6/15/2020	3	3	Carrington Mortgage Loan Trust
Morgan Stanley Capital I			0.54%, 12/25/2035(a)	800	735
5.36%, 3/15/2044(a)	390	384	Chase Funding Mortgage Loan Asset-Backed
5.81%, 4/12/2049(a)	80	76	Certificates
Morgan Stanley Dean Witter Capital I			0.72%, 12/25/2033(a)	7	6
6.54%, 2/15/2031	8	8	1.01%, 9/25/2033(a)	66	16
Morgan Stanley Reremic Trust			Countrywide Asset-Backed Certificates
6.00%, 8/12/2045(a),(b)	200	207	0.55%, 2/25/2036(a)	172	164
Nomura Asset Acceptance Corp			1.87%, 1/25/2034(a)	182	96
0.61%, 2/25/2035(a)	12	10	First Franklin Mortgage Loan Asset Backed
Structured Asset Mortgage Investments Inc			Certificates
0.57%, 9/25/2045(a)	75	45	0.50%, 11/25/2035(a)	75	74
Structured Asset Securities Corp			First-Citizens Home Equity Loan LLC
5.50%, 6/25/2036(a)	308	76	0.46%, 9/15/2022(a),(b)	86	47
Wachovia Bank Commercial Mortgage Trust			JP Morgan Mortgage Acquisition Corp
5.68%, 5/15/2046(a)	350	351	0.34%, 3/25/2037(a)	96	90
5.80%, 7/15/2045	145	132	5.45%, 11/25/2036	455	438
WAMU Commercial Mortgage Securities Trust			Lehman XS Trust
3.83%, 1/25/2035(b)	40	41	0.46%, 9/25/2035(a)	49	48
WaMu Mortgage Pass Through Certificates			Long Beach Mortgage Loan Trust
0.55%, 7/25/2045(a)	64	53	0.79%, 6/25/2034(a),(d)	40	32
0.57%, 1/25/2045(a)	46	38	Marriott Vacation Club Owner Trust
0.64%, 11/25/2045(a)	127	126	5.52%, 5/20/2029(a),(b)	69	69
0.90%, 12/25/2027(a),(d)	131	118	MSDWCC Heloc Trust
Wells Fargo Mortgage Backed Securities Trust			0.45%, 7/25/2017(a)	51	27
2.97%, 10/25/2035(a)	241	214	Residential Asset Mortgage Products Inc
	$ 6,586		0.53%, 7/25/2035(a)	61	55
Office & Business Equipment - 0.28%			Saxon Asset Securities Trust
Xerox Corp			0.78%, 3/25/2035(a)	134	92
4.25%, 2/15/2015	40	41		$ 2,011
5.50%, 5/15/2012	65	69	Pharmaceuticals - 0.18%
5.63%, 12/15/2019	15	16	Watson Pharmaceuticals Inc
	$ 126		5.00%, 8/15/2014	25	26
Oil & Gas - 1.60%			6.13%, 8/15/2019	50	54
Anadarko Petroleum Corp				$ 80
5.95%, 9/15/2016	95	105	Pipelines - 0.63%
6.20%, 3/15/2040	20	20	DCP Midstream LLC
Canadian Natural Resources Ltd			5.35%, 3/15/2020(b)	80	82
5.70%, 5/15/2017	30	33	Enbridge Energy Partners LP
Cenovus Energy Inc			5.20%, 3/15/2020	35	36
4.50%, 9/15/2014(b)	35	37	Energy Transfer Partners LP
5.70%, 10/15/2019(b)	40	43	6.70%, 7/1/2018	20	22
Gaz Capital SA for Gazprom			Enterprise Products Operating LLC
6.51%, 3/7/2022(b)	100	97	6.13%, 10/15/2039	45	46
Marathon Oil Corp
6.60%, 10/1/2037	30	32

See accompanying notes

204

Schedule of Investments
High Quality Intermediate-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Pipelines (continued)			Telecommunications (continued)
Williams Partners LP			Vodafone Group PLC
3.80%, 2/15/2015(b)	$ 100 $	101	0.53%, 2/27/2012(a)	$ 300	$ 300
	$ 287		0.60%, 6/15/2011(a)	145	145
REITS - 1.21%					$ 1,864
BioMed Realty LP			Transportation - 0.23%
6.13%, 4/15/2020(b)	25	25	Burlington Northern Santa Fe LLC
Boston Properties LP			5.65%, 5/1/2017	30	33
5.63%, 11/15/2020	85	87	CSX Corp
Brandywine Operating Partnership LP			6.25%, 3/15/2018	65	72
5.63%, 12/15/2010	79	80			$ 105
HRPT Properties Trust			TOTAL BONDS		$ 25,913
0.86%, 3/16/2011(a)	100	99		Principal
ProLogis				Amount
6.88%, 3/15/2020	260	257	MUNICIPAL BONDS - 0.42%	(000's)	Value (000's)
	$ 548		California - 0.19%
Retail - 0.85%			Los Angeles Unified School District/CA
CVS Caremark Corp			5.75%, 7/1/2034	$ 45	$ 43
6.13%, 9/15/2039	75	77	San Diego County Water Authority
CVS Pass-Through Trust			6.14%, 5/1/2049	40	41
7.51%, 1/10/2032(b)	10	11			$ 84
Darden Restaurants Inc			Illinois - 0.09%
6.80%, 10/15/2037(a)	105	116	Chicago Transit Authority
Lowe's Cos Inc			6.20%, 12/1/2040	40	42
4.63%, 4/15/2020	55	56
Yum! Brands Inc			Nevada - 0.10%
6.25%, 3/15/2018	115	128	County of Clark NV
	$ 388		6.88%, 7/1/2042	45	47
Semiconductors - 0.55%
National Semiconductor Corp			Oregon - 0.04%
0.51%, 6/15/2010(a)	250	250	Oregon State Department of Transportation
			5.83%, 11/15/2034	15	16
Sovereign - 0.60%
Mexico Government International Bond			TOTAL MUNICIPAL BONDS		$ 189
6.63%, 3/3/2015	6	7		Principal
Peruvian Government International Bond			U.S. GOVERNMENT & GOVERNMENT	Amount
7.13%, 3/30/2019	2	2	AGENCY OBLIGATIONS - 37.52%	(000's)	Value (000's)
Russian Foreign Bond - Eurobond			Federal Home Loan Mortgage Corporation
7.50%, 3/31/2030(b)	154	176
			(FHLMC) - 3.59%
United Mexican States			4.50%, 9/1/2024(e)	$ 478	$ 498
5.95%, 3/19/2019	72	78	4.50%, 9/1/2024(e)	478	498
6.05%, 1/11/2040	6	6	5.33%, 12/1/2035(a),(e)	115	121
	$ 269		5.50%, 5/1/2036(e)	213	226
Telecommunications - 4.13%			5.50%, 5/1/2038(e)	20	21
American Tower Corp			5.64%, 5/1/2037(e)	102	106
7.00%, 10/15/2017	125	140	6.50%, 12/1/2015(e)	4	4
AT&T Inc			6.50%, 3/1/2029(e)	39	43
5.60%, 5/15/2018	40	43	6.50%, 5/1/2031(e)	18	20
6.15%, 9/15/2034	75	76	6.50%, 10/1/2031(e)	7	7
Rogers Wireless Inc			6.50%, 2/1/2032(e)	6	6
6.38%, 3/1/2014	65	73	6.50%, 5/1/2032(e)	3	3
SBA Tower Trust			6.50%, 5/1/2032(e)	16	17
4.25%, 4/15/2015(b)	120	123	7.00%, 12/1/2030(e)	3	3
Telecom Italia Capital SA			7.00%, 1/1/2032(e)	8	9
0.73%, 2/1/2011(a)	70	70	7.50%, 12/1/2015(e)	7	7
0.91%, 7/18/2011(a)	150	149	7.50%, 10/1/2030(e)	17	20
5.25%, 11/15/2013	5	5	7.50%, 12/1/2030(e)	1	1
6.38%, 11/15/2033	195	182	7.50%, 4/1/2032(e)	10	11
7.00%, 6/4/2018	10	11	8.00%, 11/1/2030(e)	1	1
Telefonica Emisiones SAU					$ 1,622
0.58%, 2/4/2013(a)	155	152
			Federal National Mortgage Association (FNMA)
3.73%, 4/27/2015	65	66	- 8.12%
4.95%, 1/15/2015	120	127	3.37%, 7/1/2034(a),(e)	21	22
5.13%, 4/27/2020	75	75	5.00%, 7/1/2035(e)	17	17
Telefonica Europe BV			5.50%, 7/1/2023(e)	36	38
7.75%, 9/15/2010	50	51	5.50%, 4/1/2035(e)	62	66
Verizon Communications Inc			5.50%, 9/1/2035(e)	131	139
6.25%, 4/1/2037	35	37	5.50%, 8/1/2036(e)	895	946
6.35%, 4/1/2019	35	39	5.50%, 7/1/2037(e)	279	294

See accompanying notes

205

Schedule of Investments
High Quality Intermediate-Term Bond Fund
April 30, 2010 (unaudited)

			(a) Variable Rate. Rate shown is in effect at April 30, 2010.
			(b)	Security exempt from registration under Rule 144A of the Securities Act of
	Principal		1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Amount		registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	indicated, these securities are not considered illiquid. At the end of the
Federal National Mortgage Association (FNMA)			period, the value of these securities totaled $4,100 or 9.07% of net assets.
(continued)			(c)	Market value is determined in accordance with procedures established in
5.50%, 4/1/2039(e)	$ 291	$ 307
6.00%, 10/1/2016(e)	7	7	good faith by the Board of Directors. At the end of the period, the value of
6.00%, 2/1/2037(e)	401	428	these securities totaled $229 or 0.51% of net assets.
6.00%, 11/1/2037(e)	31	33	(d) Security is Illiquid
6.00%, 9/1/2038(e)	1,186	1,264	(e)	This entity was put into conservatorship by the US Government in 2008.
6.50%, 12/1/2031(e)	10	11	See Notes to Financial Statements for additional information.
6.50%, 7/1/2037(e)	29	31
6.50%, 7/1/2037(e)	37	40
6.50%, 2/1/2038(e)	23	25	Unrealized Appreciation (Depreciation)
		$ 3,668	The net federal income tax unrealized appreciation (depreciation) and federal tax
Government National Mortgage Association			cost of investments held as of the period end were as follows:
(GNMA) - 0.16%
6.00%, 7/15/2032	10	11	Unrealized Appreciation	$ 669
6.00%, 12/15/2032	24	26	Unrealized Depreciation	(1,806)
6.50%, 10/20/2028	12	13	Net Unrealized Appreciation (Depreciation)	$ (1,137)
6.50%, 2/20/2032	6	7	Cost for federal income tax purposes	$ 45,341
6.50%, 5/20/2032	2	2	All dollar amounts are shown in thousands (000's)
7.00%, 7/15/2031	11	13
8.00%, 8/20/2029	2	2	Portfolio Summary (unaudited)
		$ 74	Sector	Percent
U.S. Treasury - 25.65%			Mortgage Securities	26 .45%
1.75%, 8/15/2012	1,000	1,015	Government	26 .24%
2.50%, 3/31/2015	3,500	3,518	Financial	18 .78%
2.63%, 2/29/2016	1,000	992	Asset Backed Securities	8 .67%
3.13%, 1/31/2017	700	703	Communications	7 .05%
3.13%, 5/15/2019	90	87	Consumer, Non-cyclical	3 .07%
3.38%, 11/15/2019	700	685	Energy	2 .24%
3.63%, 2/15/2020	1,400	1,396	Basic Materials	1 .14%
4.00%, 8/15/2018	880	918	Utilities	1 .04%
4.38%, 2/15/2038	750	735	Industrial	1 .00%
4.75%, 8/15/2017	675	746	Technology	0 .88%
6.25%, 8/15/2023	650	795	Consumer, Cyclical	0 .85%
		$ 11,590	Revenue	0 .32%
TOTAL U.S. GOVERNMENT &			General Obligation	0 .10%
GOVERNMENT AGENCY OBLIGATIONS		$ 16,954	Other Assets in Excess of Liabilities, Net	2 .17%
	Maturity		TOTAL NET ASSETS	100.00%
	Amount
REPURCHASE AGREEMENTS - 2.54%	(000's)	Value (000's)
Banks - 2.54%
Investment in Joint Trading Account; Bank of	$ 315	$ 315
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$320,855; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	205	205
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $208,699; 0.00% -
5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	315	314
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $320,855; 1.13% -
3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	315	314
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $320,855; 0.00% -
5.85%; dated 03/03/10 - 02/19/25)
		$ 1,148
TOTAL REPURCHASE AGREEMENTS		$ 1,148
Total Investments		$ 44,204
Other Assets in Excess of Liabilities, Net -
2.17%		$ 982
TOTAL NET ASSETS - 100.00%		$ 45,186

See accompanying notes

206

Schedule of Investments
High Yield Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 1.34%	Shares Held Value (000's)			Principal
Automobile Manufacturers - 1.02%				Amount
New Flyer Industries Inc (a)	2,733,500 $	30,839	BONDS (continued)	(000's)	Value (000's)
			Automobile Manufacturers (continued)
Biotechnology - 0.00%			Oshkosh Corp
Neuro-Hitech Inc (b)	250,000	2	8.25%, 3/1/2017(f)	$ 3,695	$ 3,889
Neuro-Hitech Inc - Warrants (b),(c),(d)	125,000	—	8.50%, 3/1/2020(f)	3,695	3,889
		$ 2			$ 21,033
Diversified Financial Services - 0.00%			Automobile Parts & Equipment - 0.59%
Neoview Holdings Inc - Warrants (b),(c),(d)	120,000	—	Goodyear Tire & Rubber Co/The
			10.50%, 5/15/2016	16,200	18,043
Food - 0.03%
B&G Foods Inc	90,126	931	Banks - 4.45%
			Bank of America Corp
Food Service - 0.03%			8.00%, 12/29/2049(e)	51,500	51,843
FU JI Food and Catering Services Holdings Ltd	962,000	942	CIT Group Inc
(b),(d)			7.00%, 5/1/2013	1,106	1,088
			7.00%, 5/1/2014	1,659	1,601
Pharmaceuticals - 0.00%			7.00%, 5/1/2015	1,659	1,582
Vion Pharmaceuticals Inc (b),(d)	50,938	—	7.00%, 5/1/2016	2,765	2,630
Vion Pharmaceuticals Inc - Rights (b),(d)	130,000	—	7.00%, 5/1/2017	3,871	3,683
		$ —	GMAC Inc
Pipelines - 0.00%			8.00%, 3/15/2020(f)	11,625	12,003
Energy Maintenance Services Group LLC -	354	—	8.30%, 2/12/2015(f)	6,050	6,315
Warrants (b),(c),(d)			Wells Fargo & Co
			7.98%, 3/29/2049(e)	25,500	26,902
Transportation - 0.26%			Wells Fargo Capital XV
Teekay LNG Partners LP	272,000	7,921	9.75%, 12/29/2049(e)	25,000	28,000
					$ 135,647
TOTAL COMMON STOCKS		$ 40,635	Beverages - 0.63%
CONVERTIBLE PREFERRED STOCKS -			Beverages & More Inc
0.21%	Shares Held Value (000's)		9.25%, 3/1/2012(c),(f)	12,500	12,484
Insurance - 0.21%			Constellation Brands Inc
Aspen Insurance Holdings Ltd	111,448	6,280	7.25%, 9/1/2016	6,400	6,568
					$ 19,052
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 6,280	Biotechnology - 0.74%
PREFERRED STOCKS - 0.07%	Shares Held Value (000's)		Talecris Biotherapeutics Holdings Corp
Finance - Mortgage Loan/Banker - 0.07%			7.75%, 11/15/2016(f)	22,275	22,498
Freddie Mac - Series Z (b)	1,300,000	2,093
			Building Materials - 0.37%
TOTAL PREFERRED STOCKS		$ 2,093	Masco Corp
	Principal		7.13%, 3/15/2020	11,125	11,412
	Amount
BONDS - 79.99%	(000's)	Value (000's)	Chemicals - 0.48%
Aerospace & Defense - 0.46%			CF Industries Inc
GenCorp Inc			6.88%, 5/1/2018	3,355	3,497
9.50%, 8/15/2013	$ 4,240	$ 4,330	7.13%, 5/1/2020	1,865	1,963
L-3 Communications Corp			Nova Chemicals Corp
			8.63%, 11/1/2019(f)	8,710	9,102
6.38%, 10/15/2015	9,500	9,726
		$ 14,056			$ 14,562
Agriculture - 0.78%			Coal - 1.03%
Southern States Cooperative Inc			Arch Coal Inc
			8.75%, 8/1/2016(f)	9,425	10,038
11.00%, 11/1/2011(c),(e),(f)	16,500	16,348
11.25%, 5/15/2015(f),(g)	7,605	7,548	Consol Energy Inc
			8.00%, 4/1/2017(f)	14,825	15,659
		$ 23,896

Airlines - 1.41%			Drummond Co Inc
American Airlines Pass Through Trust 2001-02			9.00%,10/15/2014 (f)	2,600	2,723
7.86%, 10/1/2011	5,500	5,658	International Coal Group Inc
American Airlines Pass Through Trust 2009-1A			9.13%, 4/1/2018	2,960	3,064
10.38%, 7/2/2019	7,741	8,863			$ 31,484
UAL 2007-1 Pass Through Trust			Commercial Services - 1.08%
2.68%, 7/2/2014(d),(e),(f)	11,717	9,022	Aramark Corp
UAL 2009-1 Pass Through Trust			8.50%, 2/1/2015	6,875	7,055
10.40%, 11/1/2016(d)	4,710	5,110	Great Lakes Dredge & Dock Corp
UAL 2009-2A Pass Through Trust			7.75%, 12/15/2013	4,465	4,515
9.75%, 1/15/2017	7,170	7,851	Hertz Corp/The
UAL Pass Through Trust Series 2000-1			8.88%, 1/1/2014	10,080	10,407
8.03%, 7/1/2011	4,257	6,321	RSC Equipment Rental Inc/RSC Holdings III LLC
			10.25%, 11/15/2019(f)	5,850	6,099
		$ 42,825
Trico Shipping AS
Automobile Manufacturers - 0.69%			11.88%, 11/1/2014 (f)	4,840	4,895
New Flyer Industries Ltd
14.00%, 8/19/2020(c),(d),(f)	13,600	13,255			$ 32,971

See accompanying notes

207

Schedule of Investments
High Yield Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Computers - 0.58%			Electric (continued)
Seagate HDD Cayman			Energy Future Holdings Corp (continued)
6.88%, 5/1/2020(f),(g)	$ 17,645 $	17,689	10.00%, 1/15/2020(f)	$ 7,780 $	8,169
			Energy Future Intermediate Holding Co LLC
Consumer Products - 0.20%			9.75%, 10/15/2019	4,089	4,098
Yankee Acquisition Corp/MA			Mirant Americas Generation LLC
9.75%, 2/15/2017	5,684	5,940	8.50%, 10/1/2021	19,040	18,469
			Mirant Mid Atlantic Pass Through Trust C
Distribution & Wholesale - 0.26%			10.06%, 12/30/2028	27,424	29,834
McJunkin Red Man Corp			NRG Energy Inc
9.50%, 12/15/2016(f)	7,455	7,763	7.25%, 2/1/2014	7,395	7,497
			7.38%, 1/15/2017	18,855	18,572
Diversified Financial Services - 8.98%			NV Energy Inc
Capital One Capital VI			6.75%, 8/15/2017	18,600	19,057
8.88%, 5/15/2040	23,125	25,676	Orion Power Holdings Inc
CEDC Finance Corp International Inc			12.00%, 5/1/2010	2,500	2,500
9.13%, 12/1/2016(f)	5,635	5,973	TECO Energy Inc
Citigroup Capital XXI			7.50%, 6/15/2010	1	1
8.30%, 12/21/2057	26,265	26,265	United Maritime Group LLC/United Maritime
Credit Acceptance Corp			Group Finance Corp
9.13%, 2/1/2017(f)	5,255	5,492	11.75%, 6/15/2015(f)	7,910	8,227
DVI Inc				$ 143,095
0.00%, 2/1/2004(b),(c),(d)	8,575	869	Electrical Components & Equipment - 0.34%
0.00%, 2/1/2004(b),(c),(d)	6,850	623	Coleman Cable Inc
E*Trade Financial Corp			9.00%, 2/15/2018(f)	10,260	10,478
7.38%, 9/15/2013	14,795	14,351
12.50%, 11/30/2017	8,043	9,612	Electronics - 1.17%
Ford Motor Credit Co LLC			NXP BV / NXP Funding LLC
7.80%, 6/1/2012	14,125	14,644	3.05%, 10/15/2013(e)	18,530	17,696
8.00%, 6/1/2014	5,510	5,791	9.50%, 10/15/2015	14,330	14,079
General Motors Acceptance Corp of Canada Ltd			Viasystems Inc
7.13%, 9/13/2011	38,000	34,588	12.00%, 1/15/2015(f)	3,720	4,083
Grupo Papelero Scribe SA				$ 35,858
8.88%, 4/7/2020(f)	3,700	3,478	Energy - Alternate Sources - 0.37%
Icahn Enterprises LP / Icahn Enterprises Finance			Headwaters Inc
Corp			11.38%, 11/1/2014	10,670	11,284
7.75%, 1/15/2016(f)	14,740	14,335
International Lease Finance Corp			Entertainment - 3.68%
5.63%, 9/15/2010	1,495	1,493	CCM Merger Inc
5.65%, 6/1/2014	28,115	25,730	8.00%, 8/1/2013(f)	38,500	35,468
8.63%, 9/15/2015(f)	9,690	9,569	Lions Gate Entertainment Inc
Janus Capital Group Inc			10.25%, 11/1/2016(f)	7,550	7,814
6.95%, 6/15/2017(e)	7,495	7,636	Peninsula Gaming LLC
LBG Capital No.1 PLC			8.38%, 8/15/2015(f)	14,305	14,627
8.00%, 6/15/2049(e),(f)	17,450	15,661	10.75%, 8/15/2017(f)	12,635	12,919
LBI Escrow Corp			Pinnacle Entertainment Inc
8.00%, 11/1/2017(f)	5,065	5,249	7.50%, 6/15/2015	6,373	6,134
8.00%, 11/1/2017(f)	800	1,105	8.63%, 8/1/2017(f)	3,915	4,091
Pinnacle Foods Finance LLC / Pinnacle Foods			WMG Acquisition Corp
Finance Corp			9.50%, 6/15/2016(f)	15,950	17,226
9.25%, 4/1/2015(f)	8,620	8,965	WMG Holdings Corp
10.63%, 4/1/2017	1,470	1,580	9.50%, 12/15/2014	13,470	13,638
SquareTwo Financial Corp				$ 111,917
11.63%, 4/1/2017(f)	7,470	7,321
			Food Service - 0.29%
TRAINS HY-1-2006			FU JI Food and Catering Services Holdings Ltd
0.00%, 5/1/2016(b),(f)	20,295	20,286	0.00%, 10/18/2010(b)	245,000	7,359
UCI Holdco Inc			0.00%, 11/9/2049(b)	46,500	1,362
8.26%, 12/15/2013(e)	5,643	5,474
				$ 8,721
UPCB Finance Ltd			Forest Products & Paper - 0.59%
7.63%, 1/15/2020(f)	900	1,228
			Cascades Inc
	$ 272,994		7.88%, 1/15/2020(f)	5,205	5,257
Electric - 4.69%			Domtar Corp
AES Corp/The			10.75%, 6/1/2017	9,160	11,221
8.75%, 5/15/2013(f)	1	1
			Sappi Papier Holding AG
Dynegy Holdings Inc			6.75%, 6/15/2012(f)	1,332	1,332
8.38%, 5/1/2016	13,345	11,743		$ 17,810
Elwood Energy LLC			Healthcare - Products - 0.81%
8.16%, 7/5/2026	3,630	3,485	Angiotech Pharmaceuticals Inc
Energy Future Holdings Corp			4.00%, 12/1/2013(e)	22,510	18,374
9.75%, 10/15/2019	11,416	11,442
See accompanying notes

208

Schedule of Investments High Yield Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Products (continued)			Media (continued)
Angiotech Pharmaceuticals Inc (continued)			DISH DBS Corp
7.75%, 4/1/2014	$ 10,000 $	6,250	7.88%, 9/1/2019	$ 34,160 $	35,868
	$ 24,624		Frontiervision
Healthcare - Services - 6.72%			0.00%, 10/15/2006(b),(d)	7,250	—
Alliance HealthCare Services Inc			0.00%, 9/15/2008(b),(d)	9,250	277
8.00%, 12/1/2016(f)	13,345	12,478	Nielsen Finance LLC / Nielsen Finance Co
HCA Inc/DE			10.00%, 8/1/2014	22,000	23,100
7.50%, 11/6/2033	16,000	14,560	UPC Holding BV
9.25%, 11/15/2016	31,500	34,059	9.88%, 4/15/2018(f)	8,250	8,704
9.63%, 11/15/2016	25,520	27,753		$ 78,257
Healthsouth Corp			Miscellaneous Manufacturing - 1.20%
10.75%, 6/15/2016	32,000	34,880	GE Capital Trust I
IASIS Healthcare LLC / IASIS Capital Corp			6.38%, 11/15/2067	10,910	10,446
8.75%, 6/15/2014	9,480	9,741	RBS Global Inc / Rexnord LLC
Multiplan Inc			8.50%, 5/1/2018(f)	21,475	21,529
10.38%, 4/15/2016(f)	33,000	34,155	Trimas Corp
Select Medical Corp			9.75%, 12/15/2017(f)	4,410	4,548
7.63%, 2/1/2015	15,095	14,340		$ 36,523
Tenet Healthcare Corp			Mortgage Backed Securities - 0.43%
9.25%, 2/1/2015(e)	17,000	18,190	GS Mortgage Securities Corp II
US Oncology Inc			0.00%, 6/12/2016(b),(f)	7,000	6,550
9.13%, 8/15/2017	4,000	4,180	RBSCF Trust
	$ 204,336		6.00%, 7/17/2014(e),(f)	7,000	6,491
Home Furnishings - 0.28%				$ 13,041
ALH Finance LLC / ALH Finance Corp			Oil & Gas - 6.42%
8.50%, 1/15/2013	8,500	8,564	Chaparral Energy Inc
			8.50%, 12/1/2015	11,555	11,266
Insurance - 3.13%			Chesapeake Energy Corp
Genworth Financial Inc			6.50%, 8/15/2017	11,500	11,212
8.63%, 12/15/2016	4,650	5,188	Continental Resources Inc/OK
Liberty Mutual Group Inc			7.38%, 10/1/2020(f)	4,485	4,642
10.75%, 6/15/2058(e),(f)	38,125	44,416	Denbury Resources Inc
Lincoln National Corp			8.25%, 2/15/2020	16,729	17,942
7.00%, 5/17/2066(e)	49,225	45,533	9.75%, 3/1/2016	2,735	3,022
	$ 95,137		Hilcorp Energy I LP/Hilcorp Finance Co
Internet - 0.38%			8.00%, 2/15/2020(f)	13,670	13,328
Zayo Group LLC/Zayo Capital Inc			Linn Energy LLC
10.25%, 3/15/2017(f)	11,135	11,566	9.88%, 7/1/2018	34,000	36,720
			Linn Energy LLC/Linn Energy Finance Corp
Iron & Steel - 0.57%			8.63%, 4/15/2020(f)	20,000	20,750
AK Steel Corp			OPTI Canada Inc
7.63%, 5/15/2020(g)	3,765	3,878	7.88%, 12/15/2014	20,600	19,622
United States Steel Corp			9.00%, 12/15/2012(f)	2,215	2,270
7.38%, 4/1/2020	13,080	13,440	Petrohawk Energy Corp
	$ 17,318		9.13%, 7/15/2013	1,080	1,129
Leisure Products & Services - 0.59%			Petroleum Development Corp
Royal Caribbean Cruises Ltd			12.00%, 2/15/2018	17,375	18,678
7.25%, 6/15/2016	2,960	2,997	Pioneer Natural Resources Co
7.25%, 3/15/2018	15,000	15,038	7.50%, 1/15/2020	8,915	9,474
	$ 18,035		Quicksilver Resources Inc
Lodging - 2.00%			11.75%, 1/1/2016	14,918	17,305
Harrah's Operating Co Inc			Venoco Inc
10.00%, 12/15/2018	13,440	11,625	11.50%, 10/1/2017	7,550	8,041
MGM Mirage				$ 195,401
8.50%, 9/15/2010	2,670	2,690	Oil & Gas Services - 0.21%
10.38%, 5/15/2014(f)	1,830	2,004	Cie Generale de Geophysique-Veritas
13.00%, 11/15/2013	19,000	22,325	9.50%, 5/15/2016	6,020	6,441
Wyndham Worldwide Corp
7.38%, 3/1/2020	2,075	2,143	Other Asset Backed Securities - 0.40%
9.88%, 5/1/2014	17,160	19,559	Aircraft Certificate Owner Trust
Wynn Las Vegas LLC / Wynn Las Vegas Capital			6.46%, 9/20/2022(d),(f)	6,925	6,232
Corp			7.00%, 9/20/2022(d),(f)	7,160	5,871
6.63%, 12/1/2014	615	623		$ 12,103
	$ 60,969		Packaging & Containers - 0.84%
Media - 2.57%			Crown Americas LLC / Crown Americas Capital
Clear Channel Worldwide Holdings Inc			Corp
9.25%, 12/15/2017(f)	3,730	3,982	7.75%, 11/15/2015	12,000	12,450
9.25%, 12/15/2017(f)	5,905	6,326

See accompanying notes

209

Schedule of Investments High Yield Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Packaging & Containers (continued)			Software (continued)
Crown Cork & Seal Co Inc			SS&C Technologies Inc
7.38%, 12/15/2026	$ 10,500 $	9,660	11.75%, 12/1/2013	$ 16,000	$ 16,980
Plastipak Holdings Inc					$ 57,125
10.63%, 8/15/2019(f)	2,955	3,284	Sovereign - 1.36%
	$ 25,394		Brazilian Government International Bond
Pharmaceuticals - 0.91%			12.50%, 1/5/2016	45,600	29,381
Axcan Intermediate Holdings Inc			Mexican Bonos
9.25%, 3/1/2015	3,865	4,058	8.00%, 12/19/2013	138,474	11,921
Elan Finance PLC/Elan Finance Corp					$ 41,302
8.75%, 10/15/2016(f)	10,955	11,120	Telecommunications - 9.18%
Omnicare Inc			Clearwire Communications LLC/Clearwire
6.13%, 6/1/2013	12,560	12,591	Finance Inc
	$ 27,769		12.00%, 12/1/2015(f)	11,990	12,440
Pipelines - 2.05%			Digicel Group Ltd
El Paso Natural Gas Co			9.13%, 1/15/2015(f)	12,280	12,403
8.38%, 6/15/2032	12,500	15,179	10.50%, 4/15/2018(f)	4,500	4,804
El Paso Pipeline Partners Operating Co LLC			Digicel Ltd
6.50%, 4/1/2020	7,385	7,623	12.00%, 4/1/2014(f)	10,800	12,366
Energy Maintenance Services Group LLC			DigitalGlobe Inc
0.00%, 3/1/2014(b),(c),(d)	12,298	2,706	10.50%, 5/1/2014(f)	2,000	2,190
Enterprise Products Operating LLC			Global Crossing Ltd
8.38%, 8/1/2066	27,110	28,194	12.00%, 9/15/2015(f)	7,580	8,508
MarkWest Energy Partners LP / MarkWest Energy			Intelsat Luxembourg SA
Finance Corp			11.25%, 2/4/2017	43,920	46,006
8.75%, 4/15/2018	8,515	8,824	11.50%, 2/4/2017	10,551	11,131
	$ 62,526		Level 3 Financing Inc
REITS - 0.85%			9.25%, 11/1/2014	22,600	22,346
DuPont Fabros Technology LP			10.00%, 2/1/2018(f)	12,280	12,096
8.50%, 12/15/2017(f)	5,950	6,173	Nextel Communications Inc
Reckson Operating Partnership LP			7.38%, 8/1/2015	36,325	35,371
6.00%, 3/31/2016	20,000	19,939	Sprint Nextel Corp
	$ 26,112		6.00%, 12/1/2016	5,490	5,064
Retail - 2.14%			8.38%, 8/15/2017	8,745	9,040
Asbury Automotive Group Inc			Telcordia Technologies Inc
7.63%, 3/15/2017	4,800	4,608	4.05%, 7/15/2012(e),(f)	14,795	14,813
Bon-Ton Department Stores Inc/The			10.00%, 3/15/2013(f)	9,310	9,322
10.25%, 3/15/2014	6,730	6,814	11.00%, 5/1/2018(f)	2,920	2,978
Ferrellgas Partners LP			West Corp
9.13%, 10/1/2017(f)	13,510	14,321	9.50%, 10/15/2014	18,000	18,630
Ltd Brands Inc			11.00%, 10/15/2016	3,035	3,255
7.00%, 5/1/2020(g)	6,745	6,880	Wind Acquisition Finance SA
Phillips-Van Heusen Corp			11.75%, 7/15/2017(f)	23,660	26,322
7.38%, 5/15/2020(g)	5,575	5,714	Wind Acquisition Holdings Finance SA
Sonic Automotive Inc			12.25%, 7/15/2017(f)	10,000	10,475
8.63%, 8/15/2013	2,628	2,687			$ 279,560
9.00%, 3/15/2018(f)	4,840	5,034	Transportation - 1.03%
Suburban Propane Partners LP/Suburban Energy			Navios Maritime Holdings Inc / Navios Maritime
Finance Corp			Finance US Inc
7.38%, 3/15/2020	7,405	7,553	8.88%, 11/1/2017(f)	7,915	8,271
Toys R Us Property Co LLC			syncreon Global Ireland Ltd / syncreon Global
8.50%, 12/1/2017(f)	10,830	11,453	Finance US Inc
	$ 65,064		9.50%, 5/1/2018(f)	4,905	4,936
Savings & Loans - 0.00%			Trailer Bridge Inc
Washington Mutual Bank / Henderson NV			9.25%, 11/15/2011	18,000	18,270
0.00%, 6/15/2011(b)	3,500	35			$ 31,477
0.00%, 1/15/2013(b)	3,000	30	TOTAL BONDS		$ 2,435,175
0.00%, 1/15/2015(b),(e)	2,000	20		Principal
	$ 85			Amount
Semiconductors - 0.18%			CONVERTIBLE BONDS - 4.60%	(000's)	Value (000's)
Freescale Semiconductor Inc			Aerospace & Defense - 0.24%
9.25%, 4/15/2018(f)	5,210	5,418	GenCorp Inc
			2.25%, 11/15/2024	3,935	3,689
Software - 1.88%			4.06%, 12/31/2039(f)	3,765	3,709
First Data Corp					$ 7,398
10.55%, 9/24/2015	18,401	16,285	Biotechnology - 1.07%
11.25%, 3/31/2016	4,520	3,774	Amylin Pharmaceuticals Inc
Open Solutions Inc			3.00%, 6/15/2014	37,175	32,714
9.75%, 2/1/2015(f)	23,770	20,086

See accompanying notes

210

Schedule of Investments
High Yield Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
CONVERTIBLE BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Electronics - 0.74%			Electronics - 0.28%
L-1 Identity Solutions Inc			L-1 Identity Solutions Operating Co, Term Loan
3.75%, 5/15/2027	$ 7,395	$ 7,025	B1
TTM Technologies Inc			6.66%, 8/5/2013(e)	$ 8,450 $	8,454
3.25%, 5/15/2015	16,150	15,544
		$ 22,569	Entertainment - 0.41%
Pharmaceuticals - 0.02%			CCM Merger Inc, Term Loan B
Vion Pharmaceuticals Inc			8.50%, 7/21/2012(e)	12,477	12,327
0.00%, 2/15/2012(b)	4,500	608
			Healthcare - Services - 0.36%
Retail - 0.41%			HCA Inc, Term Loan A1
Asbury Automotive Group Inc			1.54%, 1/22/2012(e)	4,490	4,354
3.00%, 9/15/2012	12,500	11,625	Multiplan Inc, Term Loan B
Sonic Automotive Inc			3.56%, 4/12/2013(e)	4,528	4,435
5.00%, 10/1/2029	755	839	Multiplan Inc, Term Loan C
		$ 12,464	3.56%, 4/12/2013(e)	2,415	2,367
Semiconductors - 0.61%				$ 11,156
Jazz Technologies Inc			Insurance - 0.11%
8.00%, 12/31/2011	11,205	10,925	Asurion Corp, PIK Term Loan
Linear Technology Corp			6.75%, 7/7/2015(e)	3,425	3,383
3.00%, 5/1/2027	7,500	7,481
		$ 18,406	Internet - 0.16%
Software - 0.57%			Skype Technologies, 1st Lien Term Loan
Blackboard Inc			7.00%, 2/2/2015(e)	5,000	4,996
3.25%, 7/1/2027	17,000	17,255
			Lodging - 0.76%
Telecommunications - 0.47%			Harrah's Operating Co Inc, Term Increment Loan
JDS Uniphase Corp			B4
1.00%, 5/15/2026	15,810	14,446	9.50%, 10/23/2016(e)	18,309	18,965
			Harrah's Operating Co Inc, Term Loan B1
Transportation - 0.47%			3.32%, 1/28/2015(e)	4,609	4,057
Horizon Lines Inc				$ 23,022
4.25%, 8/15/2012	16,000	14,280	Media - 0.83%
			Univision, 1st Lien Term Loan
TOTAL CONVERTIBLE BONDS		$ 140,140	2.54%, 9/29/2014(e)	27,790	25,293
	Principal
SENIOR FLOATING RATE INTERESTS -	Amount		Miscellaneous Manufacturing - 0.07%
9.79%	(000's)	Value (000's)	GenTek Holding LLC, Term Loan
			7.00%, 9/30/2014(e)	2,095	2,103
Automobile Manufacturers - 1.19%
Ford, Term Loan B
3.28%, 12/16/2013(e)	37,597	36,253	Oil & Gas - 0.34%
			Big West Oil LLC, Term Loan
			0.00%, 4/30/2015(e),(h)	3,210	3,238
Automobile Parts & Equipment - 0.12%
Hayes Lemmerz Intl, Term Loan			Venoco Inc, Term Loan C
12.00%, 12/11/2013(e)	3,701	3,756	4.31%, 5/7/2014(e)	7,410	7,086
				$ 10,324
Commercial Services - 1.08%			Retail - 0.06%
Quintiles Transnational, Term Loan			Rite Aid Corp, Term Loan 4
4.25%, 3/31/2014(e)	7,500	7,388	9.50%, 6/5/2015(e)	1,615	1,682
Quintiles Transnational, Term Loan B
2.25%, 3/31/2013(e)	18,230	17,873	Semiconductors - 0.53%
Rental Services Corp, Term Loan			Freescale Semiconductor Inc, Term Loan
3.80%, 11/30/2013(e)	7,853	7,601	4.50%, 12/1/2016(e)	11,826	11,347
		$ 32,862	Spansion Inc, Term Loan B-Exit
			7.64%, 2/9/2015(e)	4,850	4,895
Diversified Financial Services - 0.73%
American General Finance Corp, Term Loan				$ 16,242
7.25%, 4/16/2015(e)	14,740	14,779	Software - 1.33%
Nuveen Investments Inc, Term Loan			First Data Corp, Term Loan B1
12.50%, 7/9/2015(e)	6,080	6,688	3.01%, 12/24/2014(e)	15,840	14,265
Universal City Development Partners Ltd, Term			First Data Corp, Term Loan B2
Loan B			3.03%, 9/24/2014(e)	4,949	4,450
6.50%, 10/29/2014(e)	748	751	First Data Corp, Term Loan B3
		$ 22,218	3.03%, 9/24/2014(e)	7,939	7,129
Electric - 0.92%			Open Solutions Inc, Term Loan B
			2.45%, 1/23/2014(e)	12,917	11,636
Texas Competitive Electric Holdings Company,
Term Loan B2			Reynolds & Reynolds Co, Term Loan
3.75%, 10/29/2014(e)	34,089	27,944	0.00%, 4/1/2017(e),(h)	3,000	2,996
				$ 40,476

See accompanying notes

211

Schedule of Investments High Yield Fund April 30, 2010 (unaudited)

Portfolio Summary (unaudited)
	Principal		Sector	Percent
SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		Financial	21 .85%
			Consumer, Cyclical	15 .52%
Telecommunications - 0.51%			Consumer, Non-cyclical	14 .43%
Intelsat Jackson Holdings Ltd, Term Loan
3.29%, 2/1/2014(e)	$ 15,500	$ 14,616	Communications	14 .10%
			Energy	10 .42%
Telcordia Technologies Inc, Term Loan 1L
0.00%, 4/9/2016(e),(h)	1,000	1,002	Industrial	7 .47%
			Technology	5 .68%
		$ 15,618	Utilities	5 .61%
TOTAL SENIOR FLOATING RATE INTERESTS		$ 298,109	Basic Materials	1 .64%
	Maturity		Government	1 .43%
	Amount		Mortgage Securities	0 .43%
REPURCHASE AGREEMENTS - 2.98%	(000's)	Value (000's)	Asset Backed Securities	0 .40%
Banks - 2.98%			Other Assets in Excess of Liabilities, Net	1 .02%
Investment in Joint Trading Account; Bank of	$ 24,882	$ 24,882	TOTAL NET ASSETS	100.00%
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$25,379,557; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	16,185	16,184
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $16,508,060;
0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	24,882	24,882
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $25,379,557;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	24,882	24,882
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $25,379,558;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
$ 90,830
TOTAL REPURCHASE AGREEMENTS		$ 90,830
Total Investments		$ 3,013,262
Other Assets in Excess of Liabilities, Net -
1.02%		$ 31,079
TOTAL NET ASSETS - 100.00%		$ 3,044,341

(a)	Affiliated Security as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security).
(b)	Non-Income Producing Security
(c)	Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $44,907 or 1.48% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2010.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $847,937 or 27.85% of net assets.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after April 30, 2010, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 262,764
Unrealized Depreciation	(107,650)
Net Unrealized Appreciation (Depreciation)	$ 155,114
Cost for federal income tax purposes	$ 2,858,148
All dollar amounts are shown in thousands (000's)

See accompanying notes

212

Schedule of Investments
High Yield Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
New Flyer Industries Inc	2,733,500	$ 23,687	—	$ —	— $	—	2,733,500	$ 23,687

		$ 23,687		$ –	$ –			$ 23,687

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
New Flyer Industries Inc	$ 524		$ —			$ —
	$ 524		$ —			$ —

See accompanying notes

213

Schedule of Investments
High Yield Fund I
April 30, 2010 (unaudited)

COMMON STOCKS - 0.33%	Shares Held Value (000's)			Principal
Agriculture - 0.00%				Amount
Eurofresh Inc (a),(b)	43,973 $	22	BONDS (continued)	(000's)	Value (000's)
			Aerospace & Defense - 0.10%
Commercial Services - 0.03%			GenCorp Inc
World Color Press Inc (a)	16,724	204	9.50%, 8/15/2013	$ 700	$ 715
World Color Press Inc - Warrants (a)	18,954	75	Triumph Group Inc
	$ 279		8.00%, 11/15/2017	532	532
Computers - 0.03%					$ 1,247
Unisys Corp (a)	12,859	360	Agriculture - 0.10%
			Alliance One International Inc
Consumer Products - 0.08%			10.00%, 7/15/2016(d)	1,000	1,060
Spectrum Brands Inc (a)	33,090	980	Eurofresh Inc
			15.00%, 11/18/2016(b),(c)	143	143
Hand & Machine Tools - 0.02%					$ 1,203
Milacron Inc (a),(b),(c)	130	202	Airlines - 1.81%
			American Airlines Pass Through Trust 2001-01
Leisure Products & Services - 0.01%			7.38%, 5/23/2019	235	200
True Temper Holdings Corp (a),(b),(c)	15,480	108	American Airlines Pass Through Trust 2001-02
			6.98%, 4/1/2011	912	914
Media - 0.13%			American Airlines Pass Through Trust 2009-1A
Dex One Corp (a)	48,929	1,483	10.38%, 7/2/2019	1,182	1,353
SuperMedia Inc (a)	2,459	111	Continental Airlines 2003-ERJ1 Pass Through
	$ 1,594		Trust
Packaging & Containers - 0.02%			7.88%, 7/2/2018(b)	1,036	943
Constar International Inc (a)	4,000	66	Continental Airlines 2004-ERJ1 Pass Through
Portola Packaging Inc (a),(b),(c)	48,888	202	Trust
	$ 268		9.56%, 9/1/2019(b)	228	215
Semiconductors - 0.01%			Continental Airlines 2005-ERJ1 Pass Through
Magnachip Semiconductor Corp (a),(b),(c)	1,068,165	150	Trust
			9.80%, 4/1/2021	495	468
TOTAL COMMON STOCKS	$ 3,963		Continental Airlines 2006-1 Class G Pass Through
CONVERTIBLE PREFERRED STOCKS -			Trust
0.13%	Shares Held Value (000's)		0.60%, 6/2/2013(e)	474	332
Automobile Manufacturers - 0.13%			Continental Airlines Inc
Motors Liquidation Co (a)	100,000	862	9.32%, 11/1/2019	313	291
Motors Liquidation Co (a)	75,000	641	Delta Air Lines Inc
	$ 1,503		6.82%, 8/10/2022	1,951	1,982
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 1,503		8.02%, 8/10/2022	719	691
PREFERRED STOCKS - 0.44%	Shares Held Value (000's)		8.95%, 8/10/2014	204	199
			9.50%, 9/15/2014(d)	2,475	2,620
Agriculture - 0.00%
Eurofresh Inc (a),(b)	58	58	Northwest Airlines Inc
			7.03%, 11/1/2019	982	954
			UAL 2007-1 Pass Through Trust
Automobile Manufacturers - 0.05%			6.64%, 7/2/2022(b)	5,855	5,503
Motors Liquidation Co (a)	25,000	212
			7.34%, 7/2/2019(b),(d)	445	382
Motors Liquidation Co (a)	50,000	412
			UAL 2009-2A Pass Through Trust
	$ 624		9.75%, 1/15/2017	4,330	4,741
Banks - 0.34%					$ 21,788
CoBank ACB 11.00%; Series D (c)	60,000	3,219
CoBank ACB 7.00% (c),(d)	20,000	813	Apparel - 0.42%
			Hanesbrands Inc
	$ 4,032		3.83%, 12/15/2014(e)	1,591	1,535
Diversified Financial Services - 0.05%			Levi Strauss & Co
Ford Motor Credit Co LLC	12,000	289	7.63%, 5/15/2020(d),(f)	2,380	2,404
Ford Motor Credit Co LLC	13,000	306	Quiksilver Inc
	$ 595		6.88%, 4/15/2015	1,200	1,106
TOTAL PREFERRED STOCKS	$ 5,309				$ 5,045
	Principal		Automobile Manufacturers - 0.84%
	Amount		Ford Motor Co
BONDS - 87.95%	(000's) Value (000's)		7.75%, 6/15/2043	500	420
Advertising - 0.48%			8.90%, 1/15/2032	575	578
Interpublic Group of Cos Inc			9.22%, 9/15/2021	500	513
10.00%, 7/15/2017	$ 3,085 $	3,528	9.98%, 2/15/2047	1,580	1,643
Lamar Media Corp			Motors Liquidation Co
6.63%, 8/15/2015	500	492	0.00%, 7/15/2023(a)	1,000	370
6.63%, 8/15/2015	437	424	0.00%, 9/1/2025(a)	700	250
Sitel LLC/Sitel Finance Corp			0.00%, 5/1/2028(a)	150	53
11.50%, 4/1/2018(d)	435	442	0.00%, 7/15/2033(a)	5,050	1,932
Visant Holding Corp			0.00%, 3/15/2036(a),(e)	725	143
10.25%, 12/1/2013(e)	850	878
			Navistar International Corp
	$ 5,764		8.25%, 11/1/2021	3,995	4,215
					$ 10,117

See accompanying notes

214

Schedule of Investments
High Yield Fund I
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Automobile Parts & Equipment - 0.27%			Chemicals (continued)
Affinia Group Inc			Huntsman International LLC
9.00%, 11/30/2014	$ 2,425 $	2,410	7.88%, 11/15/2014	$ 1,620 $	1,644
10.75%, 8/15/2016(d)	400	439	MacDermid Inc
Cooper-Standard Automotive Inc			9.50%, 4/15/2017(d)	3,310	3,418
8.50%, 5/1/2018(d),(f)	400	409	Momentive Performance Materials Inc
Goodyear Tire & Rubber Co/The			12.50%, 6/15/2014(d)	3,985	4,483
10.50%, 5/15/2016	53	59	PolyOne Corp
	$ 3,317		8.88%, 5/1/2012	2,000	2,130
Banks - 5.22%			Reichhold Industries Inc
BankAmerica Capital II			9.00%, 8/15/2014(d)	860	830
8.00%, 12/15/2026	142	143	Sterling Chemicals Inc
BankAmerica Institutional Capital B			10.25%, 4/1/2015	1,250	1,262
7.70%, 12/31/2026(d)	525	515	Westlake Chemical Corp
Barclays Bank PLC			6.63%, 1/15/2016	1,310	1,310
5.93%, 12/31/2049(d),(e)	800	724		$ 18,764
7.43%, 9/15/2049(d),(e)	1,600	1,568	Coal - 0.86%
CIT Group Inc			Arch Coal Inc
7.00%, 5/1/2015	1,500	1,431	8.75%, 8/1/2016(d)	3,380	3,600
7.00%, 5/1/2016	10,909	10,377	Arch Western Finance LLC
7.00%, 5/1/2017	15,099	14,363	6.75%, 7/1/2013	2,705	2,725
Credit Agricole SA			Consol Energy Inc
6.64%, 5/31/2049(d),(e)	2,575	2,182	8.00%, 4/1/2017(d)	800	845
GMAC Inc			8.25%, 4/1/2020(d)	675	719
0.00%, 6/15/2015(a)	1,650	1,102	International Coal Group Inc
6.75%, 12/1/2014	2,335	2,329	9.13%, 4/1/2018	370	383
8.00%, 12/31/2018	7,940	7,910	Murray Energy Corp
8.00%, 11/1/2031	16,286	15,879	10.25%, 10/15/2015(d)	500	520
Lloyds Banking Group PLC			Patriot Coal Corp
0.00%, 9/19/2049(a),(d)	1,295	855	8.25%, 4/30/2018(f)	700	702
6.27%, 11/29/2049(d),(e)	825	544	Penn Virginia Resource Partners LP / Penn
NB Capital Trust II			Virginia Resource Finance Corp
7.83%, 12/15/2026	200	198	8.25%, 4/15/2018	800	816
NB Capital Trust IV				$ 10,310
8.25%, 4/15/2027	400	403	Commercial Services - 5.26%
Wachovia Capital Trust III			ACE Cash Express Inc
5.80%, 3/29/2049	2,669	2,309	10.25%, 10/1/2014(c),(d)	1,805	1,498
	$ 62,832		Avis Budget Car Rental LLC / Avis Budget
Beverages - 0.27%			Finance Inc
Constellation Brands Inc			9.63%, 3/15/2018(d)	1,700	1,836
7.25%, 9/1/2016	1,115	1,144	Cadmus Communications Corp
7.25%, 5/15/2017	1,050	1,071	8.38%, 6/15/2014	600	546
8.38%, 12/15/2014	1,000	1,073	Cardtronics Inc
	$ 3,288		9.25%, 8/15/2013	3,495	3,622
Biotechnology - 0.09%			9.25%, 8/15/2013	175	181
FMC Finance III SA			Catalent Pharma Solutions Inc
6.88%, 7/15/2017	592	614	9.50%, 4/15/2015	993	1,008
Talecris Biotherapeutics Holdings Corp			Cenveo Corp
7.75%, 11/15/2016(d)	500	505	7.88%, 12/1/2013	1,000	1,000
	$ 1,119		8.88%, 2/1/2018(d)	500	516
Building Materials - 1.21%			10.50%, 8/15/2016(d)	1,500	1,567
Gibraltar Industries Inc			Ceridian Corp
8.00%, 12/1/2015(e)	300	294	11.25%, 11/15/2015(e)	1,060	1,092
Goodman Global Group Inc			12.25%, 11/15/2015	6,134	6,318
0.00%, 12/15/2014(a),(d)	5,765	3,517	Deluxe Corp
Masco Corp			7.38%, 6/1/2015	650	661
6.13%, 10/3/2016	1,080	1,104	DI Finance/DynCorp International
Ply Gem Industries Inc			9.50%, 2/15/2013	640	658
11.75%, 6/15/2013	4,265	4,537	Ford Holdings LLC
13.13%, 7/15/2014(d)	1,855	1,929	9.30%, 3/1/2030	3,503	3,573
US Concrete Inc			9.38%, 3/1/2020	1,060	1,102
8.38%, 4/1/2014	500	320	Garda World Security Corp
USG Corp			9.75%, 3/15/2017(d)	375	389
9.75%, 8/1/2014(d)	2,690	2,905	Hertz Corp/The
	$ 14,606		10.50%, 1/1/2016	1,315	1,410
Chemicals - 1.56%			Iron Mountain Inc
CF Industries Inc			8.00%, 6/15/2020	1,000	1,036
6.88%, 5/1/2018	2,325	2,424	8.38%, 8/15/2021	500	528
7.13%, 5/1/2020	1,200	1,263	KAR Auction Services Inc
			4.25%, 5/1/2014(e)	425	398

See accompanying notes

215

Schedule of Investments
High Yield Fund I
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
KAR Auction Services Inc (continued)			Capital One Capital V
10.00%, 5/1/2015	$ 13 $	14	10.25%, 8/15/2039	$ 3,625 $	4,350
Knowledge Learning Corp			Capital One Capital VI
7.75%, 2/1/2015(d)	3,205	3,061	8.88%, 5/15/2040	350	389
Lender Processing Services Inc			CEDC Finance Corp International Inc
8.13%, 7/1/2016	2,320	2,474	9.13%, 12/1/2016(d)	440	466
Live Nation Entertainment Inc			Chukchansi Economic Development Authority
8.13%, 5/15/2018(d),(f)	2,175	2,235	8.00%, 11/15/2013(d)	1,943	1,622
RSC Equipment Rental Inc/RSC Holdings III LLC			CNG Holdings Inc/OH
9.50%, 12/1/2014	6,307	6,481	12.25%, 2/15/2015(d)	570	576
10.25%, 11/15/2019(d)	1,820	1,897	Countrywide Capital III
Service Corp International/US			8.05%, 6/15/2027	1,775	1,775
7.00%, 6/15/2017	500	495	El Paso Performance-Linked Trust
7.38%, 10/1/2014	350	357	7.75%, 7/15/2011(d)	1,250	1,299
7.50%, 4/1/2027	3,590	3,384	Ford Motor Credit Co LLC
Sotheby's			3.05%, 1/13/2012(e)	1,750	1,700
7.75%, 6/15/2015	250	254	7.80%, 6/1/2012	425	440
Stewart Enterprises Inc			8.00%, 12/15/2016	3,125	3,331
6.25%, 2/15/2013(e)	700	693	8.13%, 1/15/2020	8,215	8,703
Team Health Inc			8.70%, 10/1/2014	6,010	6,484
11.25%, 12/1/2013	625	659	Holly Energy Partners LP/Holly Energy Finance
United Rentals North America Inc			Corp
7.00%, 2/15/2014	1,900	1,857	6.25%, 3/1/2015	2,650	2,518
7.75%, 11/15/2013	4,150	4,181	8.25%, 3/15/2018(d)	500	505
10.88%, 6/15/2016	3,700	4,163	Icahn Enterprises LP / Icahn Enterprises Finance
Valassis Communications Inc			Corp
8.25%, 3/1/2015	2,100	2,218	7.75%, 1/15/2016(d)	5,950	5,786
	$ 63,362		International Lease Finance Corp
Computers - 1.14%			5.25%, 1/10/2013	1,755	1,651
Seagate HDD Cayman			5.88%, 5/1/2013	2,735	2,582
6.88%, 5/1/2020(d),(f)	665	667	8.63%, 9/15/2015(d)	2,705	2,672
Seagate Technology HDD Holdings			8.75%, 3/15/2017(d)	500	496
6.80%, 10/1/2016	1,750	1,776	LBI Escrow Corp
Stratus Technologies Inc			8.00%, 11/1/2017(d)	5,920	6,134
12.00%, 3/29/2015(d)	600	580	Midwest Gaming Borrower LLC / Midwest
Stream Global Services Inc			Finance Corp
11.25%, 10/1/2014(d)	350	364	11.63%, 4/15/2016(d)	400	411
SunGard Data Systems Inc			Milacron Escrow Corp
9.13%, 8/15/2013	700	718	0.00%, 5/15/2011(a),(c)	188	—
10.25%, 8/15/2015	6,005	6,328	New Communications Holdings Inc
10.63%, 5/15/2015	2,165	2,387	7.88%, 4/15/2015(d)	1,480	1,528
Unisys Corp			8.25%, 4/15/2017(d)	3,095	3,188
14.25%, 9/15/2015(d)	802	968	8.50%, 4/15/2020(d)	270	278
	$ 13,788		8.75%, 4/15/2022(d)	270	278
Consumer Products - 0.18%			Pinnacle Foods Finance LLC / Pinnacle Foods
Spectrum Brands Inc			Finance Corp
12.00%, 8/28/2019	1,366	1,457	9.25%, 4/1/2015(d)	295	307
Yankee Acquisition Corp/MA			Universal City Development Partners Ltd
8.50%, 2/15/2015	700	726	8.88%, 11/15/2015(d)	415	425
	$ 2,183		10.88%, 11/15/2016(d)	1,725	1,833
Cosmetics & Personal Care - 0.05%				$ 70,242
Revlon Consumer Products Corp			Electric - 4.77%
9.75%, 11/15/2015(d)	555	570	Calpine Construction Finance Co LP and CCFC
			Finance Corp
Distribution & Wholesale - 0.39%			8.00%, 6/1/2016(d)	1,885	1,951
ACE Hardware Corp			Calpine Corp
9.13%, 6/1/2016(d)	2,000	2,158	7.25%, 10/15/2017(d)	1,084	1,051
American Tire Distributors Inc			Dynegy Holdings Inc
6.54%, 4/1/2012(e)	250	237	7.13%, 5/15/2018	2,250	1,687
10.75%, 4/1/2013	399	411	7.50%, 6/1/2015	100	88
Intcomex Inc			7.75%, 6/1/2019	10,180	8,144
13.25%, 12/15/2014(d)	470	475	Dynegy Roseton/Danskammer Pass Through Trust
McJunkin Red Man Corp			Series B
9.50%, 12/15/2016(d)	1,345	1,400	7.67%, 11/8/2016	1,273	1,204
	$ 4,681		Edison Mission Energy
Diversified Financial Services - 5.85%			7.00%, 5/15/2017	1,400	1,020
American General Finance Corp			7.20%, 5/15/2019	500	358
5.85%, 6/1/2013	6,260	5,778	7.50%, 6/15/2013	350	311
6.90%, 12/15/2017	3,260	2,737	7.63%, 5/15/2027	7,540	5,127
See accompanying notes			216

Schedule of Investments
High Yield Fund I
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Entertainment (continued)
Edison Mission Energy (continued)			Peninsula Gaming LLC
7.75%, 6/15/2016	$ 1,600 $	1,244	8.38%, 8/15/2015(d)	$ 2,650 $	2,710
Energy Future Holdings Corp			10.75%, 8/15/2017(d)	2,060	2,107
10.88%, 11/1/2017	11,545	9,092	Pokagon Gaming Authority
11.25%, 11/1/2017	6,420	4,654	10.38%, 6/15/2014(d)	4,389	4,608
Homer City Funding LLC			Shingle Springs Tribal Gaming Authority
8.14%, 10/1/2019	882	873	9.38%, 6/15/2015(d)	1,775	1,509
Ipalco Enterprises Inc			Six Flags Operations Inc
7.25%, 4/1/2016(d)	1,720	1,801	0.00%, 7/15/2016(a),(d)	1,773	2,061
Midwest Generation LLC			Speedway Motorsports Inc
8.56%, 1/2/2016	1,523	1,554	8.75%, 6/1/2016	1,400	1,498
Mirant Americas Generation LLC			WMG Acquisition Corp
8.50%, 10/1/2021	1,500	1,455	7.38%, 4/15/2014	2,260	2,181
North American Energy Alliance LLC/North			9.50%, 6/15/2016(d)	2,705	2,921
American Energy Alliance Finance Corp			WMG Holdings Corp
10.88%, 6/1/2016(d)	455	485	9.50%, 12/15/2014	950	962
NRG Energy Inc				$ 28,533
7.25%, 2/1/2014	1,375	1,394	Environmental Control - 0.04%
7.38%, 2/1/2016	6,100	6,039	WCA Waste Corp
7.38%, 1/15/2017	3,910	3,852	9.25%, 6/15/2014(c)	500	508
Public Service Co of New Mexico
7.95%, 5/15/2018	200	213	Food - 0.99%
RRI Energy Inc			Bumble Bee Foods LLC
7.63%, 6/15/2014	2,100	2,087	7.75%, 12/15/2015(d)	420	430
7.88%, 6/15/2017	1,500	1,440	Chiquita Brands International Inc
Texas Competitive Electric Holdings Co LLC			8.88%, 12/1/2015	1,250	1,282
10.25%, 11/1/2015(e)	450	338	Dole Food Co Inc
	$ 57,462		8.00%, 10/1/2016(d)	775	802
Electrical Components & Equipment - 0.19%			13.88%, 3/15/2014	377	456
Belden Inc			Ingles Markets Inc
7.00%, 3/15/2017	400	394	8.88%, 5/15/2017	2,530	2,675
9.25%, 6/15/2019(d)	400	430	JBS USA LLC/JBS USA Finance Inc
General Cable Corp			11.63%, 5/1/2014	1,657	1,906
2.67%, 4/1/2015(e)	750	685	Smithfield Foods Inc
7.13%, 4/1/2017	250	250	7.75%, 5/15/2013	955	969
International Wire Group Inc			7.75%, 7/1/2017	1,700	1,681
9.75%, 4/15/2015(d)	535	533	Tops Markets LLC
	$ 2,292		10.13%, 10/15/2015(d)	1,100	1,161
Electronics - 1.16%			TreeHouse Foods Inc
Da-Lite Screen Co Inc			7.75%, 3/1/2018	550	573
12.50%, 4/1/2015(b),(d)	750	730		$ 11,935
Flextronics International Ltd			Forest Products & Paper - 1.87%
6.25%, 11/15/2014	5,078	5,103	Abitibi-Consolidated Co of Canada
Kemet Corp			0.00%, 4/1/2011(a),(d)	1,387	1,464
10.50%, 5/1/2018(d),(f)	1,450	1,443	0.00%, 4/1/2015(a)	1,100	239
NXP BV / NXP Funding LLC			Appleton Papers Inc
3.05%, 10/15/2013(e)	1,850	1,767	10.50%, 6/15/2015(d)	690	700
7.88%, 10/15/2014	1,500	1,477	Boise Paper Holdings LLC / Boise Co-Issuer Co
Sanmina-SCI Corp			8.00%, 4/1/2020(d)	500	515
3.01%, 6/15/2014(d),(e)	1,020	974	Bowater Canada Finance Corp
6.75%, 3/1/2013	500	499	0.00%, 11/15/2011(a)	700	334
Viasystems Inc			Cascades Inc
12.00%, 1/15/2015(d)	1,702	1,868	7.75%, 12/15/2017(d)	520	529
	$ 13,861		7.88%, 1/15/2020(d)	500	505
Engineering & Contruction - 0.12%			Domtar Corp
Dycom Investments Inc			7.13%, 8/15/2015	1,450	1,537
8.13%, 10/15/2015	1,490	1,438	Georgia-Pacific LLC
			7.00%, 1/15/2015(d)	5,855	6,089
Entertainment - 2.37%			7.13%, 1/15/2017(d)	2,050	2,163
Choctaw Resort Development Enterprise			NewPage Corp
7.25%, 11/15/2019(d)	655	455	11.38%, 12/31/2014	4,350	4,470
Cinemark USA Inc			PE Paper Escrow GmbH
8.63%, 6/15/2019	525	556	12.00%, 8/1/2014(d)	3,150	3,591
FireKeepers Development Authority			Potlatch Corp
13.88%, 5/1/2015(d)	4,265	4,947	7.50%, 11/1/2019(d)	360	367
Isle of Capri Casinos Inc				$ 22,503
7.00%, 3/1/2014	1,500	1,388	Gas - 0.82%
Mashantucket Western Pequot Tribe			Sabine Pass LNG LP
0.00%, 11/15/2015(a),(d)	2,520	630	7.25%, 11/30/2013	1,000	961

See accompanying notes

217

Schedule of Investments
High Yield Fund I
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Gas (continued)			Housewares - 0.02%
Sabine Pass LNG LP (continued)			Libbey Glass Inc
7.50%, 11/30/2016	$ 9,660 $	8,863	10.00%, 2/15/2015(d)	$ 215 $	227
	$ 9,824
Healthcare - Products - 0.38%			Insurance - 1.88%
Accellent Inc			American International Group Inc
8.38%, 2/1/2017(d)	300	303	8.18%, 5/15/2068	4,235	3,668
Biomet Inc			Crum & Forster Holdings Corp
10.00%, 10/15/2017	1,700	1,870	7.75%, 5/1/2017	750	753
11.63%, 10/15/2017	2,065	2,313	Fairfax Financial Holdings Ltd
DJO Finance LLC / DJO Finance Corp			7.75%, 6/15/2017	615	639
10.88%, 11/15/2014(d)	175	191	HUB International Holdings Inc
	$ 4,677		10.25%, 6/15/2015(d)	4,250	4,144
Healthcare - Services - 2.96%			Liberty Mutual Group Inc
DaVita Inc			7.50%, 8/15/2036(d)	900	897
6.63%, 3/15/2013	750	758	7.80%, 3/15/2037(d)	400	370
HCA Inc/DE			10.75%, 6/15/2058(d),(e)	7,225	8,417
5.75%, 3/15/2014	441	428	Nationwide Mutual Insurance Co
6.38%, 1/15/2015	1,058	1,030	8.25%, 12/1/2031(d)	396	422
7.05%, 12/1/2027	465	416	9.38%, 8/15/2039(d)	600	718
7.50%, 12/15/2023	1,285	1,247	USI Holdings Corp
7.69%, 6/15/2025	1,430	1,366	4.12%, 11/15/2014(c),(d),(e)	145	123
8.50%, 4/15/2019(d)	2,433	2,673	9.75%, 5/15/2015(d)	2,543	2,448
9.25%, 11/15/2016	8,945	9,672		$ 22,599
Health Management Associates Inc			Internet - 0.13%
6.13%, 4/15/2016	3,515	3,396	Equinix Inc
IASIS Healthcare LLC / IASIS Capital Corp			8.13%, 3/1/2018	905	942
8.75%, 6/15/2014	250	257	Terremark Worldwide Inc
Multiplan Inc			12.00%, 6/15/2017(d)	500	575
10.38%, 4/15/2016(d)	937	970		$ 1,517
National Mentor Holdings Inc			Iron & Steel - 1.15%
11.25%, 7/1/2014	1,765	1,765	AK Steel Corp
NMH Holdings Inc			7.63%, 5/15/2020(f)	1,761	1,813
7.38%, 6/15/2014(d),(e)	3,187	2,398	California Steel Industries Inc
Radiation Therapy Services Inc			6.13%, 3/15/2014	870	835
9.88%, 4/15/2017(d)	700	714	Essar Steel Algoma Inc
Tenet Healthcare Corp			9.38%, 3/15/2015(d)	410	420
8.88%, 7/1/2019(d)	2,750	3,028	Steel Dynamics Inc
9.00%, 5/1/2015(d)	125	136	7.38%, 11/1/2012	750	786
10.00%, 5/1/2018(d)	125	142	Tube City IMS Corp
US Oncology Inc			9.75%, 2/1/2015	5,060	5,111
9.13%, 8/15/2017	2,240	2,341	United States Steel Corp
Vanguard Health Holding Co II LLC/Vanguard			6.65%, 6/1/2037	4,170	3,753
Holding Co II Inc			7.38%, 4/1/2020	1,200	1,233
8.00%, 2/1/2018(d)	2,900	2,871		$ 13,951
	$ 35,608		Leisure Products & Services - 0.12%
Holding Companies - Diversified - 0.29%			Royal Caribbean Cruises Ltd
Reynolds Group Issuer Inc / Reynolds Group Issuer			6.88%, 12/1/2013	106	110
LLC / Reynolds Group Issuer Lu			7.25%, 6/15/2016	502	508
8.50%, 5/15/2018(d),(f)	2,250	2,267	11.88%, 7/15/2015	696	839
Susser Holdings LLC / Susser Finance Corp				$ 1,457
10.63%, 12/15/2013	1,150	1,216	Lodging - 2.44%
	$ 3,483		Harrah's Operating Co Inc
Home Builders - 0.63%			5.63%, 6/1/2015	2,690	1,917
DR Horton Inc			10.00%, 12/15/2018	3,400	2,941
5.63%, 9/15/2014	750	747	10.75%, 2/1/2016	6,390	5,623
K Hovnanian Enterprises Inc			11.25%, 6/1/2017	1,100	1,199
10.63%, 10/15/2016	1,750	1,916	12.75%, 4/15/2018(d)	700	692
KB Home			Mandalay Resort Group
5.88%, 1/15/2015	415	402	6.38%, 12/15/2011	900	872
Lennar Corp			MGM Mirage
6.95%, 6/1/2018(d),(f)	715	697	6.63%, 7/15/2015	531	458
Meritage Homes Corp			6.75%, 9/1/2012	1,000	965
6.25%, 3/15/2015	875	842	6.75%, 4/1/2013	1,500	1,425
7.15%, 4/15/2020(d)	2,200	2,134	9.00%, 3/15/2020(d)	2,335	2,451
Standard Pacific Corp			11.13%, 11/15/2017(d)	3,225	3,664
6.25%, 4/1/2014	900	873	11.38%, 3/1/2018(d)	350	360
	$ 7,611		San Pasqual Casino
			8.00%, 9/15/2013(d)	2,851	2,769

See accompanying notes

218

Schedule of Investments High Yield Fund I

April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Lodging (continued)			Media (continued)
Seminole Hard Rock Entertainment Inc			McClatchy Co/The
2.76%, 3/15/2014(d),(e)	$ 2,450 $	2,190	11.50%, 2/15/2017(d)	$ 225 $	241
Starwood Hotels & Resorts Worldwide Inc			Media General Inc
7.88%, 10/15/2014	770	845	11.75%, 2/15/2017(d)	2,000	2,135
Wynn Las Vegas LLC / Wynn Las Vegas Capital			Mediacom Broadband LLC / Mediacom Broadband
Corp			Corp
7.88%, 5/1/2020(d)	1,000	1,009	8.50%, 10/15/2015	1,918	1,970
	$ 29,380		Mediacom LLC / Mediacom Capital Corp
Machinery - Diversified - 0.23%			9.13%, 8/15/2019(d)	537	553
Columbus McKinnon Corp/NY			Nexstar Broadcasting Inc
8.88%, 11/1/2013	525	537	0.50%, 1/15/2014(d),(e)	749	689
Manitowoc Co Inc/The			7.00%, 1/15/2014	247	227
9.50%, 2/15/2018	1,810	1,900	Nexstar Broadcasting Inc / Mission Broadcasting
Milacron Inc			Inc
10.00%, 8/1/2014(b),(c)	45	45	8.88%, 4/15/2017(d)	350	357
Stewart & Stevenson LLC			Nielsen Finance LLC / Nielsen Finance Co
10.00%, 7/15/2014	400	386	0.00%, 8/1/2016(e)	3,235	3,138
	$ 2,868		11.50%, 5/1/2016	2,870	3,257
Media - 7.95%			Quebecor Media Inc
Allbritton Communications Co			7.75%, 3/15/2016	1,500	1,504
7.75%, 12/15/2012	3,345	3,395	Salem Communications Corp
8.00%, 5/15/2018(d)	675	675	9.63%, 12/15/2016	450	482
Barrington Broadcasting Group LLC and			Sinclair Television Group Inc
Barrington Broadcasting Capital Corp			9.25%, 11/1/2017(d)	2,080	2,210
10.50%, 8/15/2014	250	245	Sirius XM Radio Inc
Block Communications Inc			8.75%, 4/1/2015(d)	5,820	5,936
8.25%, 12/15/2015(d)	2,785	2,775	9.75%, 9/1/2015(d)	1,300	1,420
Cablevision Systems Corp			Umbrella Acquisition Inc
7.75%, 4/15/2018	440	447	9.75%, 3/15/2015(d)	4,485	4,070
8.00%, 4/15/2020	225	229	Unitymedia Hessen GmbH & Co KG / Unitymedia
8.63%, 9/15/2017(d)	740	781	NRW GmbH
CCO Holdings LLC / CCO Holdings Capital Corp			8.13%, 12/1/2017(d)	1,100	1,122
7.88%, 4/30/2018(d)	310	315	Univision Communications Inc
8.13%, 4/30/2020(d)	2,380	2,434	12.00%, 7/1/2014(d)	1,325	1,464
Cengage Learning Acquisitions Inc			UPC Holding BV
10.50%, 1/15/2015(d),(e)	3,175	3,112	9.88%, 4/15/2018(d)	2,450	2,585
Cequel Communications Holdings I LLC and			Videotron Ltee
Cequel Capital Corp			6.88%, 1/15/2014	3,355	3,397
8.63%, 11/15/2017(d)	3,960	4,029	9.13%, 4/15/2018	2,525	2,803
Charter Communications Operating LLC / Charter			XM Satellite Radio Inc
Communications Operating Capital			11.25%, 6/15/2013(d)	1,795	1,970
10.87%, 9/15/2014(d),(e)	1,800	2,034	13.00%, 8/1/2013(d)	2,985	3,388
Clear Channel Communications Inc				$ 95,700
5.50%, 9/15/2014	2,730	1,788	Metal Fabrication & Hardware - 0.07%
5.75%, 1/15/2013	2,145	1,780	Wolverine Tube Inc
10.75%, 8/1/2016	2,990	2,508	15.00%, 3/31/2012(c)	1,047	785
Clear Channel Worldwide Holdings Inc
9.25%, 12/15/2017(d)	475	507	Mining - 0.19%
9.25%, 12/15/2017(d)	1,900	2,036	CII Carbon LLC
CSC Holdings LLC			11.13%, 11/15/2015(c),(d)	633	647
8.50%, 6/15/2015(d)	1,535	1,635	FMG Resources August 2006 Pty Ltd
DISH DBS Corp			10.63%, 9/1/2016(d)	1,000	1,175
6.63%, 10/1/2014	1,855	1,874	Noranda Aluminum Acquisition Corp
7.75%, 5/31/2015	600	630	5.27%, 5/15/2015(e)	534	461
7.88%, 9/1/2019	6,050	6,352		$ 2,283
Fisher Communications Inc			Miscellaneous Manufacturing - 1.26%
8.63%, 9/15/2014	700	693	Bombardier Inc
Gannett Co Inc			7.50%, 3/15/2018(d)	225	238
8.75%, 11/15/2014(d)	1,465	1,611	7.75%, 3/15/2020(d)	225	239
9.38%, 11/15/2017(d)	3,365	3,685	Colt Defense LLC / Colt Finance Corp
Gray Television Inc			8.75%, 11/15/2017(d)	749	711
10.50%, 6/29/2015(d)	250	251	Eastman Kodak Co
Kabel Deutschland GmbH			9.75%, 3/1/2018(d)	2,865	2,987
10.63%, 7/1/2014	500	521	FGI Holding Co Inc
LBI Media Inc			11.25%, 10/1/2015(d)	865	876
8.50%, 8/1/2017(d)	500	431	Harland Clarke Holdings Corp
LIN Television Corp			6.00%, 5/15/2015(e)	2,450	2,067
6.50%, 5/15/2013	4,080	4,009	9.50%, 5/15/2015	1,625	1,560

See accompanying notes

219

Schedule of Investments
High Yield Fund I
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Miscellaneous Manufacturing (continued)			Oil & Gas (continued)
Hexcel Corp			W&T Offshore Inc
6.75%, 2/1/2015	$ 500 $	498	8.25%, 6/15/2014(d)	$ 2,000 $	1,890
JB Poindexter & Co Inc			Western Refining Inc
8.75%, 3/15/2014	2,515	2,396	10.75%, 6/15/2014(d),(e)	909	854
Koppers Inc			11.25%, 6/15/2017(d)	1,431	1,345
7.88%, 12/1/2019(d)	125	129		$ 57,543
RBS Global Inc / Rexnord LLC			Oil & Gas Services - 0.45%
8.50%, 5/1/2018(d)	2,125	2,130	Forbes Energy Services LLC / Forbes Energy
SPX Corp			Capital Inc
7.63%, 12/15/2014	900	952	11.00%, 2/15/2015	1,000	932
Trimas Corp			Global Geophysical Services Inc
9.75%, 12/15/2017(d)	300	309	10.50%, 5/1/2017(d)	450	441
	$ 15,092		Helix Energy Solutions Group Inc
Oil & Gas - 4.78%			9.50%, 1/15/2016(d)	2,363	2,458
Alon Refining Krotz Springs Inc			Key Energy Services Inc
13.50%, 10/15/2014	1,994	1,954	8.38%, 12/1/2014	1,500	1,530
Antero Resources Finance Corp				$ 5,361
9.38%, 12/1/2017(d)	175	181	Packaging & Containers - 2.10%
ATP Oil & Gas Corp/United States			AEP Industries Inc
11.88%, 5/1/2015(d)	8,760	8,738	7.88%, 3/15/2013	1,021	1,016
Bill Barrett Corp			Ball Corp
9.88%, 7/15/2016	1,950	2,096	6.63%, 3/15/2018	1,180	1,201
Chesapeake Energy Corp			7.13%, 9/1/2016	2,655	2,821
6.88%, 1/15/2016	8,665	8,643	Berry Plastics Corp
7.50%, 9/15/2013	700	707	8.25%, 11/15/2015	630	636
9.50%, 2/15/2015	1,410	1,545	8.88%, 9/15/2014	1,912	1,879
Cimarex Energy Co			8.88%, 9/15/2014	1,003	986
7.13%, 5/1/2017	2,480	2,558	9.50%, 5/15/2018(d)	2,300	2,280
Comstock Resources Inc			BWAY Corp
8.38%, 10/15/2017	1,000	1,033	10.00%, 4/15/2014	575	630
Denbury Resources Inc			Constar International Inc
8.25%, 2/15/2020	2,299	2,466	3.62%, 2/15/2012(e)	2,150	1,854
Forest Oil Corp			Crown Americas LLC / Crown Americas Capital
7.25%, 6/15/2019	3,490	3,542	Corp
8.50%, 2/15/2014	1,490	1,583	7.75%, 11/15/2015	2,495	2,588
Gibson Energy ULC / GEP Midstream Finance			Crown Americas LLC / Crown Americas Capital
Corp			Corp II
10.00%, 1/15/2018(d)	875	875	7.63%, 5/15/2017(d)	1,135	1,182
11.75%, 5/27/2014(d)	925	1,027	Impress Holdings BV
Holly Corp			3.43%, 9/15/2013(d),(e)	600	576
9.88%, 6/15/2017(d)	690	718	Intertape Polymer US Inc
Linn Energy LLC/Linn Energy Finance Corp			8.50%, 8/1/2014	350	299
8.63%, 4/15/2020(d)	3,215	3,335	Jefferson Smurfit Corp US
Newfield Exploration Co			0.00%, 10/1/2012(a)	435	437
6.63%, 9/1/2014	930	946	Owens-Brockway Glass Container Inc
6.88%, 2/1/2020	750	758	8.25%, 5/15/2013	750	761
7.13%, 5/15/2018	500	515	Plastipak Holdings Inc
NFR Energy LLC/NFR Energy Finance Corp			8.50%, 12/15/2015(d)	1,000	1,021
9.75%, 2/15/2017(d)	1,000	985	Smurfit-Stone Container Enterprises Inc
9.75%, 2/15/2017(d)	800	788	0.00%, 7/1/2012(a)	865	878
Parker Drilling Co			0.00%, 3/15/2017(a)	2,475	2,475
9.13%, 4/1/2018(d)	250	256	Solo Cup Co
Penn Virginia Corp			8.50%, 2/15/2014	1,320	1,327
10.38%, 6/15/2016	610	668	Solo Cup Co / Solo Cup Operating Corp
Pioneer Drilling Co			10.50%, 11/1/2013	375	399
9.88%, 3/15/2018(d)	450	463		$ 25,246
Pioneer Natural Resources Co			Pharmaceuticals - 0.44%
6.65%, 3/15/2017	325	335	Elan Finance PLC/Elan Finance Corp
Plains Exploration & Production Co			4.25%, 11/15/2011(e)	950	936
7.63%, 4/1/2020	500	501	4.38%, 12/1/2013(e)	250	241
Quicksilver Resources Inc			8.75%, 10/15/2016(d)	1,800	1,827
11.75%, 1/1/2016	850	986	Omnicare Inc
Range Resources Corp			6.88%, 12/15/2015	1,700	1,700
7.25%, 5/1/2018	50	52	Valeant Pharmaceuticals International
7.50%, 5/15/2016	2,933	3,050	7.63%, 3/15/2020(d)	600	610
Swift Energy Co				$ 5,314
7.13%, 6/1/2017	1,500	1,470
8.88%, 1/15/2020	650	680

See accompanying notes

220

Schedule of Investments
High Yield Fund I
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines - 1.72%			Retail (continued)
Copano Energy LLC / Copano Energy Finance			Ltd Brands Inc
Corp			8.50%, 6/15/2019	$ 500 $	555
7.75%, 6/1/2018	$ 1,000 $	1,015	Macy's Retail Holdings Inc
Crosstex Energy/Crosstex Energy Finance Corp			6.90%, 4/1/2029	2,200	2,090
8.88%, 2/15/2018(d)	1,465	1,524	7.00%, 2/15/2028	1,040	993
El Paso Corp			Michaels Stores Inc
6.88%, 6/15/2014	500	518	0.00%, 11/1/2016(e)	4,500	4,168
7.25%, 6/1/2018	1,000	1,039	11.38%, 11/1/2016	1,250	1,366
7.80%, 8/1/2031	6,945	6,930	Nebraska Book Co Inc
7.88%, 6/15/2012	500	530	8.63%, 3/15/2012	1,315	1,262
8.25%, 2/15/2016	1,595	1,730	10.00%, 12/1/2011	597	618
El Paso Pipeline Partners Operating Co LLC			O'Charleys Inc
6.50%, 4/1/2020	450	464	9.00%, 11/1/2013	1,629	1,662
MarkWest Energy Partners LP / MarkWest Energy			OSI Restaurant Partners Inc
Finance Corp			10.00%, 6/15/2015	990	1,020
6.88%, 11/1/2014	2,305	2,259	PEP Boys-Manny Moe & Jack
8.75%, 4/15/2018	3,305	3,425	7.50%, 12/15/2014	1,995	1,983
Targa Resources Partners LP / Targa Resources			Phillips-Van Heusen Corp
Partners Finance Corp			7.38%, 5/15/2020(f)	350	358
8.25%, 7/1/2016	1,250	1,275	7.75%, 11/15/2023	350	374
	$ 20,709		QVC Inc
Real Estate - 0.17%			7.13%, 4/15/2017(d)	225	228
Realogy Corp			7.38%, 10/15/2020(d)	225	229
10.50%, 4/15/2014	2,195	2,047	Real Mex Restaurants Inc
			14.00%, 1/1/2013	900	886
REITS - 1.18%			Rite Aid Corp
DuPont Fabros Technology LP			7.50%, 3/1/2017	2,650	2,504
8.50%, 12/15/2017(d)	400	415	9.75%, 6/12/2016	1,760	1,938
Host Hotels & Resorts LP			10.25%, 10/15/2019	570	623
6.38%, 3/15/2015	1,050	1,055	10.38%, 7/15/2016	2,775	2,994
6.75%, 6/1/2016	4,175	4,259	Suburban Propane Partners LP/Suburban Energy
6.88%, 11/1/2014	1,945	1,977	Finance Corp
7.13%, 11/1/2013	1,500	1,526	7.38%, 3/15/2020	400	408
Ventas Realty LP/Ventas Capital Corp			Toys R US Inc
6.50%, 6/1/2016	1,055	1,089	7.88%, 4/15/2013	1,250	1,290
6.50%, 6/1/2016	2,155	2,225	Toys R Us Property Co I LLC
6.75%, 4/1/2017	1,725	1,775	10.75%, 7/15/2017(d)	3,880	4,404
	$ 14,321		Toys R Us Property Co LLC
Retail - 5.30%			8.50%, 12/1/2017(d)	1,020	1,079
Amerigas Partners LP			United Auto Group
7.25%, 5/20/2015	1,125	1,148	7.75%, 12/15/2016	1,500	1,470
AmeriGas Partners LP / AmeriGas Eagle Finance				$ 63,623
Corp			Semiconductors - 0.99%
7.13%, 5/20/2016	2,165	2,214	Advanced Micro Devices Inc
Blockbuster Inc			8.13%, 12/15/2017(d)	1,805	1,859
11.75%, 10/1/2014(d)	1,742	1,276	Amkor Technology Inc
Burlington Coat Factory Investment Holdings Inc			7.38%, 5/1/2018(d),(f)	665	675
14.50%, 10/15/2014	770	824	7.75%, 5/15/2013	2,000	2,020
Burlington Coat Factory Warehouse Corp			Freescale Semiconductor Inc
11.13%, 4/15/2014	3,000	3,154	9.25%, 4/15/2018(d)	4,605	4,789
Collective Brands Inc			10.13%, 3/15/2018(d)	2,350	2,538
8.25%, 8/1/2013	2,091	2,138		$ 11,881
Ferrellgas LP/Ferrellgas Finance Corp			Software - 0.59%
6.75%, 5/1/2014	2,660	2,613	First Data Corp
6.75%, 5/1/2014	4,005	3,935	9.88%, 9/24/2015	2,290	2,095
Ferrellgas Partners LP			10.55%, 9/24/2015	5,691	5,037
9.13%, 10/1/2017(d)	2,405	2,549		$ 7,132
Ferrellgas Partners LP / Ferrellgas Partners Finance			Telecommunications - 11.31%
Corp			Avaya Inc
8.63%, 6/15/2020	1,950	1,984	9.75%, 11/1/2015	2,225	2,242
General Nutrition Centers Inc			CC Holdings GS V LLC/Crown Castle GS III Corp
5.75%, 3/15/2014(e)	4,000	3,810	7.75%, 5/1/2017(d)	650	707
HSN Inc			Cincinnati Bell Inc
11.25%, 8/1/2016	500	564	8.25%, 10/15/2017	1,000	1,015
Inergy LP/Inergy Finance Corp			8.75%, 3/15/2018	435	440
6.88%, 12/15/2014	525	525	Citizens Communications Co
8.25%, 3/1/2016	1,615	1,680	7.13%, 3/15/2019	1,375	1,327
Landry's Restaurants Inc
11.63%, 12/1/2015(d)	655	707

See accompanying notes

221

Schedule of Investments High Yield Fund I

April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Telecommunications (continued)			Telecommunications (continued)
Clearwire Communications LLC/Clearwire			Valor Telecommunications Enterprises Finance
Finance Inc			Corp
12.00%, 12/1/2015(d)	$ 8,375 $	8,689	7.75%, 2/15/2015	$ 620	$ 634
Cricket Communications Inc			Virgin Media Finance PLC
7.75%, 5/15/2016	4,210	4,368	8.38%, 10/15/2019	315	330
9.38%, 11/1/2014	1,250	1,292	8.75%, 4/15/2014	202	206
Crown Castle International Corp			9.13%, 8/15/2016	3,435	3,667
9.00%, 1/15/2015	500	537	9.50%, 8/15/2016	2,885	3,166
DigitalGlobe Inc			Wind Acquisition Finance SA
10.50%, 5/1/2014(d)	1,300	1,423	11.75%, 7/15/2017(d)	600	668
Frontier Communications Corp			Wind Acquisition Holdings Finance SA
8.25%, 5/1/2014	100	107	12.25%, 7/15/2017(d)	775	812
9.00%, 8/15/2031	8,680	8,767	Windstream Corp
GCI Inc			7.00%, 3/15/2019	1,525	1,437
8.63%, 11/15/2019(d)	3,125	3,180	7.88%, 11/1/2017	1,650	1,638
Global Crossing Ltd			8.13%, 8/1/2013	1,230	1,285
12.00%, 9/15/2015(d)	125	140	8.63%, 8/1/2016	3,260	3,337
Inmarsat Finance PLC					$ 135,984
7.38%, 12/1/2017(d)	310	323	Transportation - 0.79%
Integra Telecom Holdings Inc			Kansas City Southern de Mexico SA de CV
10.75%, 4/15/2016(d)	4,450	4,539	7.38%, 6/1/2014	194	198
Intelsat Corp			7.63%, 12/1/2013	200	205
9.25%, 8/15/2014	2,178	2,254	12.50%, 4/1/2016	1,075	1,271
Intelsat Intermediate Holding Co SA			Kansas City Southern Railway
9.50%, 2/1/2015(e)	2,500	2,600	8.00%, 6/1/2015	750	793
Intelsat Jackson Holdings SA			Navios Maritime Holdings Inc
8.50%, 11/1/2019(d)	1,580	1,663	9.50%, 12/15/2014	667	684
Intelsat Luxembourg SA			Navios Maritime Holdings Inc / Navios Maritime
11.25%, 2/4/2017	3,800	3,980	Finance US Inc
11.50%, 2/4/2017	8,849	9,336	8.88%, 11/1/2017(d)	1,000	1,045
Intelsat SA			Overseas Shipholding Group Inc
6.50%, 11/1/2013	830	820	8.13%, 3/30/2018	760	775
Intelsat Subsidiary Holding Co SA			PHI Inc
8.88%, 1/15/2015(d)	2,620	2,712	7.13%, 4/15/2013	1,300	1,290
8.88%, 1/15/2015	1,175	1,222	Quality Distribution LLC/QD Capital Corp
iPCS Inc			10.00%, 6/1/2013(c),(d)	1,000	980
2.37%, 5/1/2013(e)	550	520	RailAmerica Inc
Level 3 Financing Inc			9.25%, 7/1/2017	500	539
8.75%, 2/15/2017	2,485	2,342	Teekay Corp
9.25%, 11/1/2014	3,710	3,668	8.50%, 1/15/2020	170	179
10.00%, 2/1/2018(d)	4,990	4,916	Ultrapetrol Bahamas Ltd
MasTec Inc			9.00%, 11/24/2014	1,500	1,498
7.63%, 2/1/2017	700	680			$ 9,457
MetroPCS Wireless Inc			TOTAL BONDS		$ 1,058,438
9.25%, 11/1/2014	7,450	7,729		Principal
9.25%, 11/1/2014	200	207	SENIOR FLOATING RATE INTERESTS -	Amount
Nextel Communications Inc			7.00%	(000's)	Value (000's)
7.38%, 8/1/2015	2,750	2,678	Advertising - 0.08%
NII Capital Corp			RH Donnelley Inc, Term Loan
8.88%, 12/15/2019(d)	1,195	1,267	0.00%, 10/24/2014(e),(g)	840	816
10.00%, 8/15/2016(d)	725	805
			RH Donnelley Inc, Term Loan D2
PAETEC Holding Corp			9.25%, 6/30/2011(e)	129	131
8.88%, 6/30/2017(d)	2,265	2,330
					$ 947
8.88%, 6/30/2017	850	874	Airlines - 0.08%
Qwest Communications International Inc			Delta Air Lines Inc, 1st Lien Term Loan
7.13%, 4/1/2018(d)	2,000	2,065
			0.09%, 4/30/2012(e)	37	36
8.00%, 10/1/2015(d)	460	493
			2.30%, 4/30/2012(e)	918	893
Qwest Corp			2.32%, 4/30/2012(e)	15	15
7.63%, 6/15/2015	2,000	2,205			$ 944
8.38%, 5/1/2016	2,665	3,038
8.88%, 3/15/2012(e)	750	819	Automobile Manufacturers - 0.79%
			Ford, Term Loan B
Sprint Capital Corp			3.26%, 12/16/2013(e)	4,018	3,874
6.88%, 11/15/2028	10,125	8,809	3.26%, 12/16/2013(e)	460	444
Sprint Nextel Corp			3.31%, 12/16/2013(e)	4,018	3,874
6.00%, 12/1/2016	8,425	7,772
Remy, 1st Lien Term Loan
Telesat Canada / Telesat LLC			5.75%, 12/6/2013 (e)	321	319
11.00%, 11/1/2015	1,700	1,904	5.76%, 12/6/2013(e)	128	127
			5.79%, 12/6/2013(e)	15	15

See accompanying notes

222

Schedule of Investments
High Yield Fund I
April 30, 2010 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		(continued)	(000's) Value (000's)
Automobile Manufacturers (continued)			Engineering & Contruction - 0.17%
Remy, 2nd Lien Term Loan			Clear Channel Communications, Term Loan B
8.76%, 6/6/2014(e)	$ 907 $	908	3.92%, 1/29/2016(e)	$ 2,498 $	2,078
	$ 9,561
Chemicals - 0.80%			Entertainment - 0.23%
BOC Edwards, 1st Lien Term Loan			CCM Merger Inc, Term Loan B
2.25%, 5/13/2014(e)	431	391	8.50%, 7/21/2012(e)	115	114
Lyondell Chemical Co, DIP Term Loan			8.50%, 7/21/2012(e)	241	238
5.80%, 6/3/2010(e)	800	877	8.50%, 7/21/2012(e)	910	899
6.56%, 6/3/2010(e)	1	1	HSP Gaming LP, Term Loan
Lyondell Chemical Co, Term Loan			11.25%, 8/20/2014(e)	750	741
3.75%, 12/20/2013(e)	104	82	Six Flags Entertainment Corp, Term Loan
3.75%, 12/20/2013(e)	229	180	2.50%, 4/30/2015(e)	870	867
3.75%, 12/20/2013(e)	742	586		$ 2,859
3.75%, 12/20/2014(e)	390	307	Food - 0.07%
4.00%, 12/20/2014(e)	298	235	Dole Food Co Inc, Term Loan
4.00%, 12/20/2014(e)	298	235	0.16%, 4/12/2013(e)	53	53
4.00%, 12/20/2014(e)	298	235	5.00%, 2/11/2017(e)	282	285
7.00%, 12/20/2014(e)	3,255	2,568	5.00%, 2/11/2017(e)	238	240
7.00%, 12/20/2014(e)	1,294	1,021	5.00%, 2/11/2017(e)	194	196
7.00%, 12/20/2014(e)	1,294	1,021	5.50%, 2/11/2017(e)	5	5
Millenium Chemical, 1st Lien Term Loan			5.50%, 2/11/2017(e)	18	18
2.54%, 5/15/2014(e)	1,985	1,863		$ 797
	$ 9,602		Forest Products & Paper - 0.31%
Commercial Services - 0.10%			Abitibi-Consolidated Co of Canada, Term Loan B
Quebecor World Inc, Exit Term Loan			11.00%, 3/31/2011(e)	3,805	3,689
9.00%, 7/10/2012(e)	856	860
9.00%, 7/10/2012(e)	315	317	Holding Companies - Diversified - 0.36%
	$ 1,177		ATI Acquisition Co LLC, Term Loan
Diversified Financial Services - 0.38%			8.25%, 12/31/2014(e)	792	767
American General Finance Corp, Term Loan			9.25%, 12/31/2014(e)	6	5
7.25%, 4/16/2015(e)	1,300	1,303	Spectrum Brands Inc, Term Loan
CIT Group Holdings, Term Loan			1.50%, 6/30/2012(e)	168	168
13.00%, 1/20/2012(e)	50	52	8.00%, 6/30/2012(e)	1,315	1,312
13.00%, 1/20/2012(e)	50	52	8.00%, 6/30/2012(e)	1,075	1,072
13.00%, 1/20/2012(e)	50	52	8.00%, 6/30/2012(e)	1,075	1,072
13.00%, 1/20/2012(e)	50	52	8.75%, 6/30/2012(e)	1	1
13.00%, 1/20/2012(e)	50	52		$ 4,397
13.00%, 1/20/2012(e)	50	52	Insurance - 0.01%
13.00%, 1/20/2012(e)	101	104	USI Holdings Corp, Term Loan
13.00%, 1/20/2012(e)	549	568	7.00%, 5/4/2014(e)	159	156
13.00%, 1/20/2012(e)	549	568
13.00%, 1/20/2012(e)	549	568	Lodging - 0.31%
13.00%, 1/20/2012(e)	549	567	Fontainebleau Las Vegas Holdings LLC, Term
13.00%, 1/20/2012(e)	549	567	Loan
	$ 4,557		4.53%, 6/6/2014(e)	563	139
Electric - 0.99%			Fontainebleau Nevada Resorts, Term Loan
Calpine Corp, Term Loan			4.32%, 6/6/2014(e)	281	70
3.17%, 3/29/2014(e)	3,254	3,125	Harrah's Operating Co Inc, Term Loan B1
NRG Opco, Term Loan			3.32%, 1/28/2015(e)	2,898	2,551
0.19%, 2/1/2013(e)	441	432	MGM Mirage Inc, Term Loan
2.02%, 2/1/2013(e)	82	80	6.00%, 10/3/2011(e)	303	296
2.04%, 2/1/2013(e)	586	573	6.00%, 10/3/2011(e)	197	193
Texas Competitive Electric Holdings Co LLC,			Venetian Macau, Term Loan B
Term Loan B3			4.80%, 5/5/2013(e)	18	17
3.75%, 10/10/2014(e)	5,064	4,117	4.80%, 5/5/2013(e)	34	33
3.79%, 10/10/2014(e)	39	32	4.80%, 5/5/2013(e)	123	121
Texas Competitive Electric Holdings Company,			4.80%, 5/5/2013(e)	325	320
Delay-Draw Term Loan DD				$ 3,740
3.75%, 10/10/2014(e)	3,811	3,085	Media - 0.78%
TXU Energy Co, Term Loan B1			Dex Media West LLC, Term Loan
3.75%, 10/10/2014(e)	486	398	7.50%, 10/24/2014(e)	39	37
3.79%, 10/10/2014(e)	4	3	7.50%, 10/24/2014(e)	161	153
	$ 11,845		7.50%, 10/24/2014(e)	161	153
Electrical Components & Equipment - 0.04%			Entercom Radio LLC, Term Loan
TPF Generation Holdings LLC, 2nd Lien Term			1.39%, 6/30/2012(e)	1,245	1,193
Loan			Idearc Inc, Term Loan
4.54%, 12/15/2014(e)	500	462	11.00%, 12/31/2015(e)	3,164	2,957
			Newport Television, Term Loan
			9.00%, 9/14/2016(e)	2,404	2,344

See accompanying notes

223

Schedule of Investments
High Yield Fund I
April 30, 2010 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		(continued)	(000's)	Value (000's)
Media (continued)			Telecommunications (continued)
Newport Television, Term Loan (continued)			Transaction Network Services Inc, Term Loan
9.00%, 9/14/2016(e)	$ 633 $	617	(continued)
Newsday, Term Loan			6.00%, 12/1/2015(e)	$ 446	$ 448
10.50%, 8/1/2013(e)	500	545			$ 2,095
Univision, 1st Lien Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS		$ 84,273
2.54%, 9/29/2014(e)	91	82		Maturity
2.54%, 9/29/2014(e)	1,409	1,283		Amount
	$ 9,364		REPURCHASE AGREEMENTS - 4.20%	(000's)	Value (000's)
Miscellaneous Manufacturing - 0.55%			Banks - 4.20%
Capmark Financial Group Inc, Term Loan			Investment in Joint Trading Account; Bank of	$ 13,837	$ 13,836
4.75%, 3/23/2011(e)	4,695	4,090	America Repurchase Agreement; 0.19%
Clarke American Corp, Term Loan			dated 04/30/10 maturing 05/03/10
2.77%, 4/1/2014(e)	294	271	(collateralized by US Treasury Notes;
2.79%, 4/1/2014(e)	521	481	$14,113,040; 0.00% - 4.63%; dated 06/25/10
2.79%, 4/1/2014(e)	186	171	- 10/15/15)
2.79%, 4/1/2014(e)	469	432	Investment in Joint Trading Account; Credit Suisse	9,000	9,000
Jacuzzi Brands Inc, Term Loan B			Repurchase Agreement; 0.19% dated
0.19%, 2/7/2014(e)	24	20	04/30/10 maturing 05/03/10 (collateralized by
2.54%, 2/7/2014(e)	1	—	Sovereign Agency Issues; $9,179,787; 0.00%
2.57%, 2/7/2014(e)	270	222	- 5.50%; dated 03/03/10 - 10/05/29)
Polymer Group Inc, Term Loan			Investment in Joint Trading Account; Deutsche	13,837	13,836
7.00%, 11/22/2012(e)	970	960	Bank Repurchase Agreement; 0.18% dated
	$ 6,647		04/30/10 maturing 05/03/10 (collateralized by
Oil & Gas - 0.05%			Sovereign Agency Issues; $14,113,040;
Big West Oil LLC, Term Loan			1.13% - 3.75%; dated 09/09/11 - 03/09/12)
0.00%, 4/30/2015(e),(g)	550	555	Investment in Joint Trading Account; Morgan	13,837	13,837
			Stanley Repurchase Agreement; 0.18% dated
Packaging & Containers - 0.04%			04/30/10 maturing 05/03/10 (collateralized by
Reynolds Group Holdings, Term Loan			Sovereign Agency Issues; $14,113,040;
6.25%, 10/28/2015(e)	85	85	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
6.25%, 10/28/2015(e)	412	412			$ 50,509
	$ 497		TOTAL REPURCHASE AGREEMENTS		$ 50,509
REITS - 0.24%			Total Investments		$ 1,203,995
General Growth Properties, Term Loan			Liabilities in Excess of Other Assets, Net -
0.00%, 1/1/2025(e),(g)	2,765	2,857	(0.05)%		$ (584)
			TOTAL NET ASSETS - 100.00%		$ 1,203,411
Retail - 0.17%
Claire's Stores Inc, Term Loan
0.00%, 5/29/2014(e),(g)	184	164	(a) Non-Income Producing Security
3.04%, 5/29/2014(e)	908	809	(b)	Market value is determined in accordance with procedures established in
3.04%, 5/29/2014(e)	405	361	good faith by the Board of Directors. At the end of the period, the value of
Outback Steakhouse, Term Loan			these securities totaled $8,703 or 0.72% of net assets.
0.08%, 6/14/2014(e)	52	47	(c) Security is Illiquid
2.63%, 6/14/2013(e)	7	6	(d)	Security exempt from registration under Rule 144A of the Securities Act of
2.63%, 6/14/2013(e)	12	11	1933. These securities may be resold in transactions exempt from
2.63%, 6/14/2014(e)	787	712	registration, normally to qualified institutional buyers. Unless otherwise
	$ 2,110		indicated, these securities are not considered illiquid. At the end of the
Semiconductors - 0.09%			period, the value of these securities totaled $344,934 or 28.66% of net
Freescale Semiconductor Inc, Term Loan			assets.
4.50%, 12/1/2016(e)	1,181	1,133	(e)	Variable Rate. Rate shown is in effect at April 30, 2010.
			(f) Security purchased on a when-issued basis.
Software - 0.18%			(g)	This Senior Floating Rate Note will settle after April 30, 2010, at which
First Data Corp, Term Loan B1			time the interest rate will be determined.
3.01%, 12/24/2014(e)	688	619
3.03%, 12/24/2014(e)	21	19
3.04%, 12/24/2014(e)	35	32
			Unrealized Appreciation (Depreciation)
First Data Corp, Term Loan B3			The net federal income tax unrealized appreciation (depreciation) and federal tax
3.03%, 9/24/2014(e)	1,627	1,461
3.04%, 9/24/2014(e)	81	73	cost of investments held as of the period end were as follows:
	$ 2,204		Unrealized Appreciation		$ 91,070
Telecommunications - 0.18%			Unrealized Depreciation		(13,416)
Level 3, Term Loan			Net Unrealized Appreciation (Depreciation)		$ 77,654
2.55%, 3/13/2014(e)	500	469	Cost for federal income tax purposes		$ 1,126,341
2.55%, 3/13/2014(e)	1,250	1,171	All dollar amounts are shown in thousands (000's)
Transaction Network Services Inc, Term Loan
6.00%, 12/1/2015(e)	7	7

See accompanying notes

224

Schedule of Investments
High Yield Fund I
April 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Communications	21 .21%
Financial	20 .02%
Consumer, Cyclical	16 .28%
Consumer, Non-cyclical	11 .00%
Energy	7 .86%
Industrial	7 .56%
Utilities	6 .62%
Basic Materials	5 .88%
Technology	3 .03%
Diversified	0 .59%
Liabilities in Excess of Other Assets, Net	(0 .05)%
TOTAL NET ASSETS	100.00%

See accompanying notes

225

Schedule of Investments
Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Diversified Financial Services - 0.00%				Amount
Adelphia Recovery Trust (a),(b)	658,740 $	—	BONDS (continued)	(000's)	Value (000's)
			Diversified Financial Services (continued)
Pipelines - 0.00%			DVI Inc (continued)
Energy Maintenance Services Group LLC -	383	—	0.00%, 2/1/2004(a),(b),(c)	$ 400	$ 36
Warrants (a),(b),(c)			International Lease Finance Corp
			8.75%, 3/15/2017(d)	9,500	9,429
TOTAL COMMON STOCKS		$ —	Jefferies Group Inc
	Principal		6.25%, 1/15/2036	9,000	7,928
	Amount		7.75%, 3/15/2012	7,500	8,125
BONDS - 70.61%	(000's)	Value (000's)	Merrill Lynch & Co Inc
Aerospace & Defense - 1.11%			5.00%, 1/15/2015	3,000	3,090
Lockheed Martin Corp			6.50%, 7/15/2018	2,000	2,088
5.50%, 11/15/2039	$ 8,000	$ 8,117	6.75%, 6/1/2028	2,000	2,046
7.75%, 5/1/2026	3,000	3,794	QHP Royalty Sub LLC
Lockheed Martin Tactical Systems Inc			10.25%, 3/15/2015(c),(d)	3,832	3,888
7.63%, 6/15/2025	1,000	1,269			$ 37,453
		$ 13,180	Electric - 10.43%
Automobile Manufacturers - 0.57%			Arizona Public Service Co
New Flyer Industries Ltd			6.50%, 3/1/2012	5,000	5,393
14.00%, 8/19/2020(b),(c),(d)	7,000	6,822	Dominion Resources Inc/VA
			5.00%, 3/15/2013	10,000	10,790
Banks - 9.73%			Exelon Generation Co LLC
Bank of America Corp			6.20%, 10/1/2017	9,000	9,977
5.42%, 3/15/2017	5,000	4,959	6.25%, 10/1/2039	3,000	3,129
6.80%, 3/15/2028	670	684	Metropolitan Edison Co
8.00%, 12/29/2049(e)	4,000	4,027	4.95%, 3/15/2013	7,000	7,403
8.13%, 12/29/2049(e)	7,000	7,047	Mirant Americas Generation LLC
Bank One Corp			8.50%, 10/1/2021	15,000	14,550
10.00%, 8/15/2010	400	410	Nisource Finance Corp
Citigroup Inc			5.25%, 9/15/2017	2,000	2,053
5.85%, 8/2/2016	12,000	12,465	5.40%, 7/15/2014	5,000	5,302
FleetBoston Financial Corp			6.15%, 3/1/2013	5,000	5,463
6.88%, 1/15/2028	995	1,020	Ohio Edison Co
Goldman Sachs Group Inc/The			5.45%, 5/1/2015	5,000	5,350
5.35%, 1/15/2016	2,000	2,038	Oncor Electric Delivery Co LLC
6.60%, 1/15/2012	10,000	10,658	7.00%, 9/1/2022	12,000	14,053
JP Morgan Chase & Co			Pacific Gas & Electric Co
5.13%, 9/15/2014	12,000	12,825	4.20%, 3/1/2011	10,250	10,535
7.90%, 4/29/2049(e)	5,000	5,251	6.05%, 3/1/2034	2,000	2,123
Morgan Stanley			PacifiCorp
4.75%, 4/1/2014	5,000	5,101	4.95%, 8/15/2014	5,000	5,416
6.25%, 8/9/2026	7,000	7,327	5.25%, 6/15/2035	5,000	4,858
US Bank NA/Cincinnati OH			6.25%, 10/15/2037	2,000	2,202
4.95%, 10/30/2014	6,000	6,503	PPL Energy Supply LLC
6.38%, 8/1/2011	5,000	5,315	6.40%, 11/1/2011	5,000	5,346
Wells Fargo & Co			6.50%, 5/1/2018	3,000	3,291
4.63%, 4/15/2014	11,000	11,598	Southwestern Electric Power Co
7.98%, 3/29/2049(e)	15,000	15,825	5.38%, 4/15/2015	6,500	6,975
Wells Fargo Capital XV					$ 124,209
9.75%, 12/29/2049(e)	2,500	2,800	Entertainment - 1.88%
		$ 115,853	CCM Merger Inc
Beverages - 1.01%			8.00%, 8/1/2013(d)	11,000	10,134
Anheuser-Busch InBev Worldwide Inc			Peninsula Gaming LLC
7.75%, 1/15/2019(d)	10,000	12,036	10.75%, 8/15/2017(d)	12,000	12,270
					$ 22,404
Chemicals - 0.99%			Environmental Control - 1.31%
Airgas Inc			Republic Services Inc
4.50%, 9/15/2014	5,000	5,192	5.00%, 3/1/2020(d)	12,000	12,054
7.13%, 10/1/2018(d)	6,000	6,600	Waste Management Inc
		$ 11,792	7.38%, 8/1/2010	3,500	3,554
Commercial Services - 1.59%					$ 15,608
Ceridian Corp			Gas - 1.08%
11.25%, 11/15/2015(e)	10,000	10,300	Sempra Energy
ERAC USA Finance LLC			6.00%, 2/1/2013	9,000	9,744
6.38%, 10/15/2017(d)	4,000	4,468	6.00%, 10/15/2039	3,000	3,072
7.00%, 10/15/2037(d)	4,000	4,265			$ 12,816
		$ 19,033	Healthcare - Services - 3.21%
Diversified Financial Services - 3.14%			Alliance HealthCare Services Inc
DVI Inc			8.00%, 12/1/2016(d)	8,000	7,480
0.00%, 2/1/2004(a),(b),(c)	8,125	823

See accompanying notes

226

Schedule of Investments Income Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Services (continued)			Pharmaceuticals - 0.55%
HCA Inc/DE			Elan Finance PLC/Elan Finance Corp
7.50%, 11/6/2033	$ 1,700 $	1,547	8.75%, 10/15/2016(d)	$ 3,000 $	3,045
9.25%, 11/15/2016	6,000	6,488	Omnicare Inc
Healthsouth Corp			6.13%, 6/1/2013	3,500	3,509
10.75%, 6/15/2016	8,500	9,265		$ 6,554
Tenet Healthcare Corp			Pipelines - 3.43%
9.00%, 5/1/2015(d)	6,000	6,532	El Paso Natural Gas Co
10.00%, 5/1/2018(d)	6,000	6,832	7.50%, 11/15/2026	10,000	11,189
	$ 38,144		Energy Maintenance Services Group LLC
Insurance - 1.69%			0.00%, 3/1/2014(a),(b),(c)	13,299	2,926
Aspen Insurance Holdings Ltd			Enterprise Products Operating LLC
6.00%, 8/15/2014	2,500	2,662	6.38%, 2/1/2013	2,500	2,750
Farmers Insurance Exchange			Express Pipeline LP
6.00%, 8/1/2014(d)	6,000	6,088	7.39%, 12/31/2017(d)	7,892	8,544
Prudential Financial Inc			Southern Natural Gas Co
7.38%, 6/15/2019	4,000	4,711	8.00%, 3/1/2032	4,000	4,705
8.88%, 6/15/2038(e)	6,000	6,750	Tennessee Gas Pipeline Co
	$ 20,211		8.38%, 6/15/2032	2,000	2,429
Leisure Products & Services - 1.04%			TransCanada PipeLines Ltd
Royal Caribbean Cruises Ltd			7.25%, 8/15/2038	7,000	8,369
6.88%, 12/1/2013	6,000	6,210		$ 40,912
7.25%, 3/15/2018	2,000	2,005	Real Estate - 1.13%
8.75%, 2/2/2011	4,000	4,150	WEA Finance LLC / WT Finance Aust Pty Ltd
	$ 12,365		6.75%, 9/2/2019(d)	12,000	13,443
Lodging - 1.08%
MGM Mirage			REITS - 10.28%
11.13%, 11/15/2017(d)	1,000	1,136	Arden Realty LP
13.00%, 11/15/2013	10,000	11,750	5.20%, 9/1/2011	3,000	3,132
	$ 12,886		5.25%, 3/1/2015	8,000	8,618
Media - 4.85%			BioMed Realty LP
Comcast Corp			6.13%, 4/15/2020(d)	3,000	3,037
6.45%, 3/15/2037	7,000	7,331	Developers Diversified Realty Corp
6.95%, 8/15/2037	3,000	3,341	4.63%, 8/1/2010	10,000	10,027
COX Communications Inc			Duke Realty LP
6.45%, 12/1/2036(d)	4,000	4,183	8.25%, 8/15/2019	12,000	13,634
6.75%, 3/15/2011	8,000	8,352	HCP Inc
Frontiervision			6.00%, 3/1/2015	1,750	1,848
0.00%, 9/15/2008(a),(b)	2,500	75	6.45%, 6/25/2012	3,000	3,212
Historic TW Inc			7.07%, 6/8/2015	2,250	2,454
9.15%, 2/1/2023	5,260	6,887	Health Care REIT Inc
News America Inc			6.00%, 11/15/2013	8,000	8,633
6.40%, 12/15/2035	8,000	8,411	6.13%, 4/15/2020	2,000	2,064
Reed Elsevier Capital Inc			6.20%, 6/1/2016	3,000	3,223
6.75%, 8/1/2011	10,000	10,624	Healthcare Realty Trust Inc
Time Warner Cable Inc			5.13%, 4/1/2014	2,000	2,042
6.55%, 5/1/2037	6,000	6,315	6.50%, 1/17/2017	5,000	5,236
7.30%, 7/1/2038	2,000	2,306	8.13%, 5/1/2011	7,500	7,940
	$ 57,825		Kimco Realty Corp
Mining - 1.09%			6.88%, 10/1/2019	12,000	13,551
Xstrata Canada Corp			Nationwide Health Properties Inc
6.00%, 10/15/2015	12,000	13,016	6.00%, 5/20/2015	12,000	12,719
			Shurgard Storage Centers LLC
Oil & Gas - 2.99%			5.88%, 3/15/2013	9,000	9,489
OPTI Canada Inc			Simon Property Group LP
7.88%, 12/15/2014	10,000	9,525	10.35%, 4/1/2019	9,000	11,662
Petro-Canada				$ 122,521
4.00%, 7/15/2013	3,000	3,117	Retail - 1.92%
6.80%, 5/15/2038	5,000	5,555	Asbury Automotive Group Inc
9.25%, 10/15/2021	8,500	11,404	8.00%, 3/15/2014	5,000	5,019
XTO Energy Inc			Neiman Marcus Group Inc/The
6.75%, 8/1/2037	5,000	6,005	10.38%, 10/15/2015	13,000	13,699

	$ 35,606		Sonic 9.00%, Automotive 3/15/2018 Inc (d)	4,000	4,160
Packaging & Containers - 1.00%
Sealed Air Corp				$ 22,878
5.63%, 7/15/2013(d)	4,000	4,239	Telecommunications - 2.40%
7.88%, 6/15/2017(d)	7,000	7,643	Corning Inc
	$ 11,882		5.90%, 3/15/2014	12,000	13,182
			Qwest Corp
			8.88%, 3/15/2012(e)	8,000	8,740

See accompanying notes

227

Schedule of Investments
Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Telecommunications (continued)			Federal National Mortgage Association (FNMA)
Telus Corp			- 5.39%
8.00%, 6/1/2011	$ 6,219	$ 6,679	4.00%, 3/1/2039(f)	$ 16,887	$ 16,534
		$ 28,601	5.00%, 1/1/2018(f)	2,271	2,424
Toys, Games & Hobbies - 0.09%			5.00%, 10/1/2032(f)	2,627	2,741
Mattel Inc			5.00%, 8/1/2035(f)	20,835	21,683
7.30%, 6/13/2011	1,000	1,057	5.50%, 3/1/2033(f)	3,026	3,212
			5.50%, 2/1/2035(f)	13,481	14,250
Transportation - 1.02%			6.00%, 4/1/2032(f)	762	826
Trailer Bridge Inc			6.50%, 9/1/2028(f)	88	97
9.25%, 11/15/2011	12,000	12,180	6.50%, 11/1/2028(f)	70	77
			6.50%, 5/1/2031(f)	188	207
TOTAL BONDS		$ 841,287	6.50%, 4/1/2032(f)	956	1,053
	Principal		6.50%, 5/1/2032(f)	877	967
	Amount		7.00%, 1/1/2030(f)	22	25
CONVERTIBLE BONDS - 1.25%	(000's)	Value (000's)	7.45%, 6/1/2016(f)	100	106
Healthcare - Products - 0.75%					$ 64,202
China Medical Technologies Inc			Government National Mortgage Association
4.00%, 8/15/2013	13,000	8,889	(GNMA) - 0.17%
			6.00%, 5/20/2032(e)	1,658	1,810
Pharmaceuticals - 0.50%			7.00%, 6/20/2031	217	243
Omnicare Inc					$ 2,053
3.25%, 12/15/2035	7,000	5,993	U.S. Treasury - 2.90%
			3.63%, 2/15/2020	12,000	11,964
TOTAL CONVERTIBLE BONDS		$ 14,882	4.25%, 5/15/2039	8,000	7,639
	Principal		4.50%, 8/15/2039	15,000	14,925
SENIOR FLOATING RATE INTERESTS -	Amount				$ 34,528
0.86%	(000's)	Value (000's)	TOTAL U.S. GOVERNMENT &
Commercial Services - 0.21%			GOVERNMENT AGENCY OBLIGATIONS		$ 269,990
Quintiles Transnational, Term Loan				Maturity
4.25%, 3/31/2014(e)	2,500	2,462		Amount
			REPURCHASE AGREEMENTS - 3.09%	(000's)	Value (000's)
Entertainment - 0.65%			Banks - 3.09%
CCM Merger Inc, Term Loan B			Investment in Joint Trading Account; Bank of	$ 10,081	$ 10,081
8.50%, 7/21/2012(e)	7,867	7,773	America Repurchase Agreement; 0.19%
			dated 04/30/10 maturing 05/03/10
TOTAL SENIOR FLOATING RATE INTERESTS		$ 10,235	(collateralized by US Treasury Notes;
	Principal		$10,282,408; 0.00% - 4.63%; dated 06/25/10
U.S. GOVERNMENT & GOVERNMENT	Amount		- 10/15/15)
AGENCY OBLIGATIONS - 22.66%	(000's)	Value (000's)	Investment in Joint Trading Account; Credit Suisse	6,557	6,557
Federal Home Loan Mortgage Corporation			Repurchase Agreement; 0.19% dated
(FHLMC) - 14.20%			04/30/10 maturing 05/03/10 (collateralized by
4.00%, 4/1/2039(f)	$ 14,342	$ 14,029	Sovereign Agency Issues; $6,688,162; 0.00%
4.50%, 8/1/2033(f)	8,407	8,592	- 5.50%; dated 03/03/10 - 10/05/29)
4.50%, 8/1/2033(f)	12,047	12,313	Investment in Joint Trading Account; Deutsche	10,081	10,081
4.50%, 8/1/2033(f)	7,262	7,422	Bank Repurchase Agreement; 0.18% dated
4.50%, 5/1/2039(f)	17,116	17,279	04/30/10 maturing 05/03/10 (collateralized by
4.50%, 7/1/2039(f)	19,500	19,686	Sovereign Agency Issues; $10,282,407;
5.00%, 8/1/2035(f)	5,856	6,093	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
5.00%, 11/1/2035(f)	11,986	12,473	Investment in Joint Trading Account; Morgan	10,081	10,081
5.00%, 10/1/2038(f)	18,214	18,817	Stanley Repurchase Agreement; 0.18% dated
5.50%, 11/1/2017(f)	2,440	2,632	04/30/10 maturing 05/03/10 (collateralized by
5.50%, 1/1/2018(f)	725	782	Sovereign Agency Issues; $10,282,408;
5.50%, 5/1/2031(f)	1,165	1,239	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
5.50%, 6/1/2035(f)	12,780	13,547			$ 36,800
5.50%, 1/1/2036(f)	12,865	13,637	TOTAL REPURCHASE AGREEMENTS		$ 36,800
5.50%, 4/1/2036(f)	11,407	12,074	Total Investments		$ 1,173,194
6.00%, 3/1/2031(f)	261	284	Other Assets in Excess of Liabilities, Net -
6.00%, 5/1/2032(f)	1,034	1,124	1.53%		$ 18,179
6.00%, 6/1/2038(f)	4,543	4,870	TOTAL NET ASSETS - 100.00%		$ 1,191,373
6.50%, 1/1/2029(f)	266	293
6.50%, 5/1/2029(f)	406	447
6.50%, 6/1/2029(f)	662	729	(a) Non-Income Producing Security
6.50%, 6/1/2029(f)	228	251	(b)	Market value is determined in accordance with procedures established in
6.50%, 8/1/2029(f)	223	245	good faith by the Board of Directors. At the end of the period, the value of
7.00%, 1/1/2032(f)	313	349	these securities totaled $10,682 or 0.90% of net assets.
		$ 169,207	(c) Security is Illiquid

See accompanying notes			228

Schedule of Investments Income Fund April 30, 2010 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $158,328 or 13.29% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2010.
(f)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 65,247
Unrealized Depreciation	(24,708)
Net Unrealized Appreciation (Depreciation)	$ 40,539
Cost for federal income tax purposes	$ 1,132,655
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	29 .71%
Mortgage Securities	19 .76%
Utilities	11 .51%
Consumer, Non-cyclical	7 .82%
Communications	7 .25%
Consumer, Cyclical	6 .58%
Energy	6 .42%
Industrial	4 .44%
Government	2 .90%
Basic Materials	2 .08%
Other Assets in Excess of Liabilities, Net	1 .53%
TOTAL NET ASSETS	100.00%

See accompanying notes

229

Schedule of Investments Inflation Protection Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 6.18%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 0.35%			Mortgage Backed Securities (continued)
Capital One Auto Finance Trust			Fannie Mae Grantor Trust
0.29%, 10/15/2012(a)	$ 1,359	$ 1,352	0.61%, 5/25/2035(a)	$ 60	$ 53
Hyundai Auto Receivables Trust			Fannie Mae Whole Loan
0.65%, 1/17/2012(a)	442	442	0.41%, 5/25/2035(a),(b)	59	58
		$ 1,794	0.46%, 5/25/2035(a),(b)	80	80
Banks - 0.02%			0.51%, 6/25/2044(a)	3	3
HSBC USA Capital Trust I			0.71%, 2/25/2047(a)	72	70
7.81%, 12/15/2026(b),(c)	100	95	Freddie Mac
			0.50%, 3/15/2023(a)	155	153
Diversified Financial Services - 0.86%			0.55%, 5/15/2017(a)	205	204
Bear Stearns Cos LLC/The			0.55%, 2/15/2018(a)	268	266
0.44%, 11/28/2011(a)	1,500	1,501	0.55%, 6/15/2018(a)	281	279
Sirens BV			0.60%, 2/15/2030(a)	22	22
2.25%, 4/13/2012(a),(c),(d)	2,000	1,880	0.60%, 5/15/2030(a)	51	51
SLM Corp			0.65%, 9/15/2033(a)	276	277
0.46%, 3/15/2011(a)	1,000	985	0.70%, 6/15/2023(a)	81	80
		$ 4,366	G-Force LLC
Electric - 0.23%			0.56%, 12/25/2039(a),(b),(c)	1,000	374
Pepco Holdings Inc			Ginnie Mae
0.88%, 6/1/2010(a)	1,150	1,150	0.61%, 10/20/2031(a)	116	116
			0.82%, 3/16/2047(a)	5,325	253
Food - 0.09%			1.26%, 10/16/2012(a)	2,297	56
Kraft Foods Inc			4.51%, 10/16/2028(a)	593	612
0.75%, 8/11/2010(a)	450	450	Greenwich Capital Commercial Funding Corp
			0.51%, 3/10/2039(a),(c)	54,190	863
Home Equity Asset Backed Securities - 0.28%			GSC Capital Corp Mortgage Trust
Asset Backed Securities Corp Home Equity			0.52%, 2/25/2036(a),(b)	514	76
0.36%, 7/25/2036(a)	703	668	GSR Mortgage Loan Trust
First NLC Trust			0.52%, 8/25/2046(a),(b)	213	47
0.56%, 9/25/2035(a)	319	313	Homebanc Mortgage Trust
GSAA Trust			0.60%, 1/25/2036(a)	839	366
0.40%, 4/25/2047(a),(b)	3,025	346	Impac CMB Trust
New Century Home Equity Loan Trust			0.51%, 5/25/2037(a),(b)	1,297	1,050
0.55%, 3/25/2035(a)	55	52	0.77%, 8/25/2035(a),(b)	51	11
Option One Mortgage Loan Trust			0.88%, 4/25/2035(a),(b)	233	85
0.71%, 3/25/2037(a),(b)	2,000	29	0.91%, 8/25/2035(a),(b)	4	—
1.26%, 2/25/2035(a),(b)	27	6	1.24%, 10/25/2034(a)	38	22
		$ 1,414	1.81%, 10/25/2034(a),(b)	85	30
Mortgage Backed Securities - 3.58%			Impac Secured Assets CMN Owner Trust
			0.43%, 9/25/2036(a)	1,500	828
Banc of America Commercial Mortgage Inc
6.85%, 4/15/2036	300	302	Indymac Index Mortgage Loan Trust
			0.44%, 2/25/2037(a)	1,460	910
Bear Stearns Alt-A Trust
0.43%, 4/25/2037(a)	1,052	484	JP Morgan Alternative Loan Trust
			0.41%, 3/25/2037(a),(b)	1,460	686
Bear Stearns Asset Backed Securities Trust
0.49%, 4/25/2036(a)	114	55	LB-UBS Commercial Mortgage Trust
Bear Stearns Commercial Mortgage Securities			5.59%, 6/15/2031	390	414
7.00%, 5/20/2030	341	357	Merrill Lynch / Countrywide Commercial
Chase Mortgage Finance Corp			Mortgage Trust
3.70%, 7/25/2037(a)	351	344	0.18%, 7/12/2046(a),(c)	16,588	214
Citigroup/Deutsche Bank Commercial Mortgage			Merrill Lynch Alternative Note Asset Trust
			0.47%, 4/25/2037(a)	4,627	2,407
Trust
0.12%, 12/11/2049(a),(c)	12,683	103	Morgan Stanley Capital I
0.56%, 12/11/2049(a),(c)	8,105	143	0.86%, 12/20/2046(a),(b),(c)	200	2
0.62%, 10/15/2048(a)	33,240	474	WaMu Mortgage Pass Through Certificates
Countrywide Alternative Loan Trust			0.48%, 8/25/2046(a),(b)	695	275
0.47%, 5/25/2047 (a)	3,555	1,160	0.63%, 1/25/2045(a)	156	108
0.52%, 7/25/2046(a)	2,100	945	0.64%, 11/25/2045(a)	318	315
0.54%, 6/25/2036(a),(b)	902	173	0.90%, 12/25/2027(a),(b)	722	650
0.68%, 12/25/2035(a)	401	108	Washington Mutual Alternative Mortgage Pass-
Countrywide Asset-Backed Certificates			Through Certificates
0.53%, 1/25/2036(a),(b)	127	97	0.44%, 1/25/2047(a)	3,020	276
			0.54%, 6/25/2046(a)	550	47
Fannie Mae
0.46%, 1/25/2023(a)	59	59			$ 18,154
0.51%, 11/25/2022(a)	61	60	Other Asset Backed Securities - 0.44%
0.51%, 3/25/2035(a)	143	143	Ameriquest Mortgage Securities Inc
0.56%, 2/25/2018(a)	44	44	0.57%, 4/25/2034(a),(b)	339	284
0.56%, 3/25/2018(a)	269	268	Argent Securities Inc
0.56%, 2/25/2032(a)	49	49	0.38%, 4/25/2036(a)	41	22
0.66%, 2/25/2028(a)	97	97

See accompanying notes

230

Schedule of Investments
Inflation Protection Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Other Asset Backed Securities (continued)			U.S. Treasury Inflation-Indexed Obligations
Carrington Mortgage Loan Trust			(continued)
0.49%, 12/25/2035(a)	$ 118	$ 113	3.88%, 4/15/2029	$ 14,839	$ 19,667
Countrywide Asset-Backed Certificates					$ 456,959
0.51%, 3/25/2036(a),(b)	1,183	763	TOTAL U.S. GOVERNMENT &
0.63%, 2/25/2036(a),(b)	126	114	GOVERNMENT AGENCY OBLIGATIONS		$ 456,959
0.76%, 2/25/2037(a),(b)	3,000	89	Total Investments		$ 488,263
1.39%, 12/25/2032(a),(b)	61	37	Other Assets in Excess of Liabilities, Net -
Fannie Mae Grantor Trust			3.58%		$ 18,128
0.39%, 4/25/2035(a)	122	117	TOTAL NET ASSETS - 100.00%		$ 506,391
Fannie Mae Whole Loan
0.56%, 11/25/2033(a),(b)	6	6
First Franklin Mortgage Loan Asset Backed			(a)	Variable Rate. Rate shown is in effect at April 30, 2010.
Certificates			(b) Security is Illiquid
0.50%, 11/25/2035(a)	122	121	(c)	Security exempt from registration under Rule 144A of the Securities Act of
First-Citizens Home Equity Loan LLC			1933. These securities may be resold in transactions exempt from
0.46%, 9/15/2022(a),(c)	687	374	registration, normally to qualified institutional buyers. Unless otherwise
Long Beach Mortgage Loan Trust			indicated, these securities are not considered illiquid. At the end of the
0.79%, 6/25/2034(a),(b)	225	179	period, the value of these securities totaled $4,989 or 0.99% of net assets.
		$ 2,219	(d)	Market value is determined in accordance with procedures established in
Pipelines - 0.10%			good faith by the Board of Directors. At the end of the period, the value of
Williams Cos Inc			these securities totaled $1,880 or 0.37% of net assets.
2.29%, 10/1/2010(a),(c)	500	500	(e)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
Student Loan Asset Backed Securities - 0.06%			these securities totaled $380 or 0.08% of net assets.
SLM Student Loan Trust
0.32%, 3/15/2017(a)	324	322
			Unrealized Appreciation (Depreciation)
Telecommunications - 0.17%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Sprint Nextel Corp			cost of investments held as of the period end were as follows:
0.69%, 6/28/2010(a)	400	399
Telcordia Technologies Inc			Unrealized Appreciation		$ 21,691
4.05%, 7/15/2012(a),(c)	440	441
			Unrealized Depreciation		(25,669)
		$ 840	Net Unrealized Appreciation (Depreciation)		$ (3,978)
TOTAL BONDS		$ 31,304	Cost for federal income tax purposes		$ 492,241
	Principal		All dollar amounts are shown in thousands (000's)
U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS - 90.24%	(000's)	Value (000's)	Portfolio Summary (unaudited)
U.S. Treasury Inflation-Indexed Obligations -			Sector		Percent
90.24%			Government		90 .24%
0.50%, 4/15/2015	$ 8,806	$ 8,838	Mortgage Securities		3 .60%
0.63%, 4/15/2013	226	232	Asset Backed Securities		1 .11%
1.25%, 4/15/2014	14,522	15,155	Financial		0 .88%
1.38%, 7/15/2018	7,016	7,199	Utilities		0 .23%
1.38%, 1/15/2020	29,322	29,581	Communications		0 .17%
1.63%, 1/15/2015	3,615	3,817	Energy		0 .10%
1.63%, 1/15/2018	6,590	6,895	Consumer, Non-cyclical		0 .09%
1.75%, 1/15/2028	20,402	20,252	Other Assets in Excess of Liabilities, Net		3 .58%
1.88%, 7/15/2013	4,119	4,389	TOTAL NET ASSETS		100.00%
1.88%, 7/15/2015	12,257	13,131
1.88%, 7/15/2019	2,989	3,163
2.00%, 4/15/2012	16,513	17,363	Other Assets Summary (unaudited)
2.00%, 1/15/2014(e)	33,700	36,094	Asset Type		Percent
2.00%, 7/15/2014	37,726	40,565	Futures		7 .54%
2.00%, 1/15/2016	8,731	9,411
2.00%, 1/15/2026	14,742	15,301
2.13%, 1/15/2019	12,139	13,118
2.13%, 2/15/2040	7,867	8,353
2.38%, 4/15/2011	11,717	12,079
2.38%, 1/15/2017	6,540	7,196
2.38%, 1/15/2025	23,917	26,037
2.38%, 1/15/2027	10,135	11,026
2.50%, 7/15/2016	4,073	4,528
2.50%, 1/15/2029	43,464	48,178
2.63%, 7/15/2017	21,611	24,239
3.00%, 7/15/2012	36,013	38,990
3.38%, 1/15/2012	4,022	4,312
3.38%, 4/15/2032	1,142	1,457
3.63%, 4/15/2028	5,025	6,393

See accompanying notes

231

Schedule of Investments
Inflation Protection Fund
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 10 Year Note; June 2010	Long	212 $	24,956	$ 24,997	$ 41
US 2 Year Note; June 2010	Long	50	10,841	10,879	38
US 5 Year Note; June 2010	Short	20	2,311	2,317	(6)
					$ 73
All dollar amounts are shown in thousands (000's)

See accompanying notes

232

     Schedule of Investments International Emerging Markets Fund April 30, 2010 (unaudited)

COMMON STOCKS - 92.01%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 0.52%			Computers (continued)
Golden Agri-Resources Ltd (a)	17,737,000 $	7,493	Infosys Technologies Ltd ADR	340,807 $	20,408
			Lenovo Group Ltd	13,906,000	10,252
Airlines - 0.79%			Lite-On Technology Corp	3,334,590	4,426
Air China Ltd (a)	7,172,000	7,925	Tata Consultancy Services Ltd	545,122	9,345
Gol Linhas Aereas Inteligentes SA ADR	260,681	3,410	Wipro Ltd ADR	6,596	148
	$ 11,335			$ 51,622
Automobile Manufacturers - 3.34%			Distribution & Wholesale - 0.31%
Dongfeng Motor Group Co Ltd	5,534,000	7,860	Hyosung Corp	63,387	4,499
Ford Otomotiv Sanayi AS	454,540	3,592
Hyundai Motor Co	101,740	12,408	Diversified Financial Services - 2.83%
Kia Motors Corp	481,190	11,741	Chinatrust Financial Holding Co Ltd	11,781,000	6,653
Tata Motors Ltd	448,281	8,682	E.Sun Financial Holding Co Ltd (a)	5,521,000	2,455
Yulon Motor Co Ltd	3,087,000	3,585	Fubon Financial Holding Co Ltd (a)	7,948,000	9,689
	$ 47,868		KGI Securities Co Ltd (a),(c)	313,659	2,902
Automobile Parts & Equipment - 0.31%			Shinhan Financial Group Co Ltd	201,399	8,567
Weichai Power Co Ltd	550,000	4,498	SinoPac Financial Holdings Co Ltd (a)	10,158,000	3,455
			Woori Finance Holdings Co Ltd	438,200	6,952
Banks - 15.87%				$ 40,673
Asya Katilim Bankasi AS (a)	2,943,458	7,770	Electric - 1.78%
Banco do Brasil SA	592,090	10,212	Empresa Nacional de Electricidad SA/Chile	2,141,108	3,326
Bangkok Bank Public Co	1,238,400	4,537	Enersis SA ADR	180,060	3,581
Bank Mandiri Tbk PT	11,442,500	7,247	Reliance Infrastructure Ltd	501,584	12,717
Bank of China Ltd	9,349,000	4,813	Tenaga Nasional BHD	2,206,500	5,865
Bank of Communications Co Ltd	7,005,000	7,978		$ 25,489
Bank Pekao SA	125,409	7,146	Electronics - 3.21%
BNP Paribas - Rights (a),(b)	13,391,826	5,041	Chroma Ate Inc	144	—
China Construction Bank Corp	25,484,778	20,695	Hon Hai Precision Industry Co Ltd	4,578,525	21,494
FirstRand Ltd	2,633,730	7,234	LG Display Co Ltd	258,060	10,975
Grupo Financiero Banorte SAB de CV	1,955,100	7,860	Tripod Technology Corp	2,206,000	7,579
HDFC Bank Ltd ADR	57,072	8,511	WPG Holdings Co Ltd	2,908,000	5,969
ICICI Bank Ltd ADR	187,518	7,973		$ 46,017
Industrial and Commercial Bank of China Ltd	30,829,000	22,470	Engineering & Contruction - 0.55%
Industrial Bank of Korea	346,480	4,818	Daelim Industrial Co Ltd	138,498	7,866
Korea Exchange Bank	473,330	5,777
Malayan Banking Bhd	4,696,500	11,213	Food - 1.53%
Nedbank Group Ltd	304,225	5,478	China Yurun Food Group Ltd	950,000	2,881
OTP Bank PLC (a)	329,949	11,598	Cia Brasileira de Distribuicao Grupo Pao de	54,623	3,742
Powszechna Kasa Oszczednosci Bank Polski SA	390,023	5,616	Acucar ADR
Sberbank of Russian Federation	6,167,340	16,349	Shoprite Holdings Ltd	714,001	7,583
Siam Commercial Bank Public (b)	1,969,100	4,939	Uni-President Enterprises Corp	6,973,444	7,752
Standard Bank Group Ltd/South Africa	687,562	10,593		$ 21,958
State Bank of India Ltd	70,692	7,197	Forest Products & Paper - 0.78%
Turkiye Garanti Bankasi AS	1,418,526	6,872	Fibria Celulose SA ADR(a)	492,558	9,777
Turkiye Halk Bankasi AS	960,091	7,597	Lee & Man Paper Manufacturing Ltd	1,646,400	1,438
	$ 227,534			$ 11,215
Beverages - 1.57%			Gas - 0.29%
Cia de Bebidas das Americas ADR	133,610	13,067	Korea Gas Corp	101,585	4,092
Fomento Economico Mexicano SAB de CV ADR	199,456	9,440
	$ 22,507		Holding Companies - Diversified - 2.46%
Building Materials - 0.80%			GS Holdings	218,180	7,589
Corp GEO SAB de CV (a)	1,657,700	5,250	Imperial Holdings Ltd	442,267	5,859
Duratex SA	356,533	3,249	KOC Holding AS (a)	1,646,671	6,372
Semen Gresik Persero Tbk PT	3,258,000	2,934	LG Corp	149,262	10,177
	$ 11,433		Shanghai Industrial Holdings Ltd	1,217,000	5,258
Chemicals - 1.30%				$ 35,255
Hanwha Chem Corp	485,820	7,309	Home Furnishings - 0.38%
Kolon Industries Inc (a)	41,256	1,861	Arcelik AS	1,240,734	5,498
LG Chem Ltd	37,248	9,419
	$ 18,589		Insurance - 2.44%
Coal - 1.80%			Cathay Financial Holding Co Ltd (a)	835,000	1,336
Banpu Public Co Ltd	372,600	7,377	China Life Insurance Co Ltd	1,984,000	9,135
China Shenhua Energy Co Ltd	2,679,500	11,498	Ping An Insurance Group Co of China Ltd	1,548,500	13,257
Exxaro Resources Ltd	419,595	6,951	Sanlam Ltd	3,460,483	11,306
	$ 25,826			$ 35,034
Commercial Services - 0.76%			Internet - 0.47%
COSCO Pacific Ltd	4,734,000	6,383	Tencent Holdings Ltd	323,300	6,686
Zhejiang Expressway Co Ltd	4,786,000	4,464
	$ 10,847		Iron & Steel - 3.40%
Computers - 3.59%			Cia Siderurgica Nacional SA ADR	373,214	6,960
Chicony Electronics Co Ltd	2,669,000	7,043	Evraz Group SA (a)	174,879	6,307

See accompanying notes

233

     Schedule of Investments International Emerging Markets Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Iron & Steel (continued)			Software - 0.56%
JSW Steel Ltd	181,754 $	4,973	Check Point Software Technologies Ltd (a)	103,508 $	3,687
Mechel ADR	237,395	6,101	Totvs SA	62,400	4,290
POSCO ADR	171,811	19,270			$ 7,977
Ternium SA ADR	139,464	5,152	Telecommunications - 7.78%
	$ 48,763		America Movil SAB de CV ADR	582,284	29,976
Lodging - 0.40%			Bezeq Israeli Telecommunication Corp Ltd	2,941,779	7,185
Genting Bhd	2,622,100	5,669	China Mobile Ltd	3,343,593	32,731
			Empresa Nacional de Telecomunicaciones SA	275,577	3,903
Machinery - Construction & Mining - 0.53%			KT Corp	192,360	8,537
United Tractors Tbk PT	3,527,000	7,538	Mobile Telesystems OJSC ADR	134,722	7,443
			Taiwan Mobile Co Ltd	3,056,000	5,848
Metal Fabrication & Hardware - 0.02%			Telkom SA Ltd	1,251,253	6,228
Confab Industrial SA	132,804	336	VimpelCom Ltd ADR(a)	137,038	2,387
			Vivo Participacoes SA ADR	273,041	7,227
Mining - 5.60%					$ 111,465
Anglo Platinum Ltd (a)	69,932	7,589	Transportation - 0.41%
Antofagasta PLC	404,770	6,137	Sincere Navigation	4,582,000	5,925
China Molybdenum Co Ltd	4,336,000	3,390
Grupo Mexico SAB de CV	3,653,300	9,640	TOTAL COMMON STOCKS		$ 1,319,497
Impala Platinum Holdings Ltd	545,202	15,372	PREFERRED STOCKS - 6.39%	Shares Held Value (000's)
KGHM Polska Miedz SA	298,936	11,148	Banks - 2.26%
Korea Zinc Co Ltd	33,726	5,871	Banco Bradesco SA	1,157,389	21,273
MMC Norilsk Nickel ADR	773,788	14,857	Itau Unibanco Holding SA	511,579	11,090
Sterlite Industries India Ltd ADR	150,836	2,736			$ 32,363
Zijin Mining Group Co Ltd	4,682,000	3,649	Electric - 0.27%
	$ 80,389		Eletropaulo Metropolitana Eletricidade de Sao	175,600	3,896
Miscellaneous Manufacturing - 0.39%			Paulo SA
Largan Precision Co Ltd (a)	338,000	5,574
			Investment Companies - 0.00%
Oil & Gas - 10.88%			Lereko Mobility Pty Ltd (a)	4,384	25
CNOOC Ltd	11,217,000	19,730
Gazprom OAO (b),(c)	23,609	1,371
			Mining - 3.86%
Gazprom OAO ADR	743,819	17,271	Vale SA	2,061,730	55,319
Lukoil OAO ADR	241,908	13,886
PetroChina Co Ltd	13,610,293	15,673	TOTAL PREFERRED STOCKS		$ 91,603
Petroleo Brasileiro SA ADR	1,126,208	47,785		Maturity
PTT Public Company Limited (b)	838,100	6,573
				Amount
Reliance Industries Ltd	476,649	11,023	REPURCHASE AGREEMENTS - 1.32%	(000's)	Value (000's)
Rosneft Oil Co	2,153,929	17,238	Banks - 1.32%
Tatneft ADR	179,097	5,400	Investment in Joint Trading Account; Bank of	$ 5,205	$ 5,205
	$ 155,950		America Repurchase Agreement; 0.19%
Pharmaceuticals - 1.86%			dated 04/30/10 maturing 05/03/10
China Shineway Pharmaceutical Group Ltd	1,786,052	5,452	(collateralized by US Treasury Notes;
Dr Reddys Laboratories Ltd	286,372	8,077	$5,309,363; 0.00% - 4.63%; dated 06/25/10 -
Teva Pharmaceutical Industries Ltd ADR	225,071	13,219	10/15/15)
	$ 26,748		Investment in Joint Trading Account; Credit Suisse	3,386	3,386
Real Estate - 1.36%			Repurchase Agreement; 0.19% dated
Cyrela Brazil Realty SA	611,306	7,332	04/30/10 maturing 05/03/10 (collateralized by
Huaku Development Co Ltd	1,291,000	3,516	Sovereign Agency Issues; $3,453,460; 0.00%
KWG Property Holding Ltd	3,977,256	2,295	- 5.50%; dated 03/03/10 - 10/05/29)
Rossi Residencial SA	870,977	6,414	Investment in Joint Trading Account; Deutsche	5,205	5,205
	$ 19,557		Bank Repurchase Agreement; 0.18% dated
Retail - 3.94%			04/30/10 maturing 05/03/10 (collateralized by
GOME Electrical Appliances Holdings Ltd (a)	11,081,000	3,571	Sovereign Agency Issues; $5,309,362; 1.13%
Lojas Renner SA	277,400	6,878	- 3.75%; dated 09/09/11 - 03/09/12)
Lotte Shopping Co Ltd	30,367	8,613	Investment in Joint Trading Account; Morgan	5,205	5,206
Massmart Holdings Ltd	393,964	5,838	Stanley Repurchase Agreement; 0.18% dated
President Chain Store Corp	651,952	1,864	04/30/10 maturing 05/03/10 (collateralized by
PT Astra International Tbk	2,883,500	14,901	Sovereign Agency Issues; $5,309,363; 0.00%
Wal-Mart de Mexico SAB de CV	2,956,800	6,916	- 5.85%; dated 03/03/10 - 02/19/25)
Woolworths Holdings Ltd/South Africa	2,519,750	7,943			$ 19,002
	$ 56,524		TOTAL REPURCHASE AGREEMENTS		$ 19,002
Semiconductors - 7.20%			Total Investments		$ 1,430,102
Hynix Semiconductor Inc (a)	507,877	12,855	Other Assets in Excess of Liabilities, Net -
Novatek Microelectronics Corp Ltd	2,127,000	7,291	0.28%		$ 4,066
Powertech Technology Inc	1,379,000	4,919	TOTAL NET ASSETS - 100.00%		$ 1,434,168
Richtek Technology Corp	728,000	7,633
Samsung Electronics Co Ltd	64,810	49,277
Taiwan Semiconductor Manufacturing Co Ltd	10,869,491	21,273	(a) Non-Income Producing Security
	$ 103,248

See accompanying notes			234

Schedule of Investments International Emerging Markets Fund April 30, 2010 (unaudited)

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $17,924 or 1.25% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,273 or 0.30% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 269,857
Unrealized Depreciation	(42,602)
Net Unrealized Appreciation (Depreciation)	$ 227,255
Cost for federal income tax purposes	$ 1,202,847
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
Brazil	15 .50%
Korea, Republic Of	15 .23%
China	11 .33%
Taiwan, Province Of China	10 .33%
India	7 .10%
Russian Federation	6 .97%
South Africa	6 .83%
Hong Kong	4 .99%
Mexico	4 .82%
Turkey	2 .62%
Indonesia	2 .28%
Israel	1 .68%
United States	1 .67%
Poland	1 .67%
Thailand	1 .63%
Malaysia	1 .59%
Hungary	0 .81%
Luxembourg	0 .80%
Chile	0 .75%
Singapore	0 .52%
United Kingdom	0 .43%
Netherlands	0 .17%
Other Assets in Excess of Liabilities, Net	0 .28%
TOTAL NET ASSETS	100.00%

See accompanying notes

235

Schedule of Investments
International Fund I
April 30, 2010 (unaudited)

COMMON STOCKS - 95.92%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.06%			Banks (continued)
Dentsu Inc	11,500 $	313	Australia & New Zealand Banking Group Ltd	798,210 $	17,680
JC Decaux SA (a)	4,736	136	Banca Popolare di Milano Scarl	27,071	152
Publicis Groupe SA	8,247	364	Banco Bilbao Vizcaya Argentaria SA	391,070	5,143
	$ 813		Banco Espirito Santo SA	36,000	172
Aerospace & Defense - 0.76%			Banco Popular Espanol SA	60,285	427
BAE Systems PLC	1,783,158	9,346	Banco Santander SA	686,800	8,733
European Aeronautic Defence and Space Co NV	16,615	309	Bank of Cyprus Public Co Ltd	40,247	232
Rolls-Royce Group PLC (a)	85,208	751	Bank of East Asia Ltd	103,000	366
Safran SA	24,857	632	Bank of Kyoto Ltd/The	22,000	193
	$ 11,038		Bank of Yokohama Ltd/The	85,000	442
Agriculture - 0.46%			Bankinter SA	19,504	144
British American Tobacco PLC	98,062	3,083	Barclays PLC	1,549,242	7,958
Golden Agri-Resources Ltd (a)	463,640	196	BNP Paribas	219,854	15,101
Imperial Tobacco Group PLC	50,122	1,428	BOC Hong Kong Holdings Ltd	952,500	2,279
Japan Tobacco Inc	444	1,539	Chiba Bank Ltd/The	54,000	342
Wilmar International Ltd	88,000	442	Chugoku Bank Ltd/The	12,000	154
	$ 6,688		Commonwealth Bank of Australia	184,244	9,858
Airlines - 0.31%			Credit Agricole SA	72,744	1,039
All Nippon Airways Co Ltd	57,000	181	Credit Suisse Group AG	220,414	10,116
British Airways PLC (a)	159,300	552	Danske Bank A/S (a)	78,665	2,054
Cathay Pacific Airways Ltd	670,000	1,396	DBS Group Holdings Ltd	81,000	892
Deutsche Lufthansa AG (a)	104,400	1,725	Deutsche Bank AG	46,503	3,212
Qantas Airways Ltd (a)	77,218	200	Deutsche Postbank AG (a)	51,400	1,752
			Dexia SA (a)	36,302	196
Singapore Airlines Ltd	37,000	406
	$ 4,460		DnB NOR ASA	848,025	10,037
			EFG Eurobank Ergasias SA (a)	22,186	178
Apparel - 0.22%
Adidas AG	8,602	504	Erste Group Bank AG	9,005	400
Asics Corp	11,000	105	Fukuoka Financial Group Inc	53,000	230
Billabong International Ltd	14,071	148	Gunma Bank Ltd/The	27,000	146
Burberry Group PLC	86,669	888	Hachijuni Bank Ltd/The	30,000	168
Christian Dior SA	12,664	1,348	Hang Seng Bank Ltd	35,800	488
Yue Yuen Industrial Holdings Ltd	45,500	159	Hiroshima Bank Ltd/The	34,000	139
	$ 3,152		HSBC Holdings PLC	2,672,426	27,212
			Industrial and Commercial Bank of China Ltd	7,603,000	5,541
Automobile Manufacturers - 3.00%			Intesa Sanpaolo SpA	1,451,259	4,784
Bayerische Motoren Werke AG	60,581	2,993	Itau Unibanco Holding SA ADR	410,700	8,904
Daihatsu Motor Co Ltd	13,000	125
Daimler AG (a)	72,673	3,719	Iyo Bank Ltd/The	16,000	149
			Joyo Bank Ltd/The	46,000	191
Fiat SpA	137,781	1,808	Julius Baer Group Ltd	8,428	290
Fuji Heavy Industries Ltd	206,000	1,152	Kasikornbank PCL	1,512,600	4,182
Hino Motors Ltd	127,000	640	Kasikornbank PCL	757,300	2,189
Honda Motor Co Ltd	572,800	19,383	KBC Groep NV (a)	26,571	1,189
Nissan Motor Co Ltd	113,400	987	Lloyds Banking Group PLC (a)	4,152,212	4,155
Peugeot SA (a)	10,582	313
			Mediobanca SpA (a)	113,965	1,052
Renault SA (a)	18,261	846
			Mitsubishi UFJ Financial Group Inc	1,288,200	6,713
Scania AB	22,263	388	Mizuho Financial Group Inc	1,055,079	2,032
Suzuki Motor Corp	16,000	336	Mizuho Trust & Banking Co Ltd	104,000	102
Toyota Motor Corp	242,572	9,373	National Australia Bank Ltd	85,461	2,183
Volkswagen AG	6,832	653	National Bank of Greece SA (a)	99,656	1,602
Volvo AB - B Shares (a)	44,376	551
			Natixis (a)	152,197	778
	$ 43,267		Nishi-Nippon City Bank Ltd/The	46,000	132
Automobile Parts & Equipment - 1.36%			Nordea Bank AB	152,286	1,486
Aisin Seiki Co Ltd	32,200	978	Oversea-Chinese Banking Corp Ltd	122,000	775
Bridgestone Corp	746,900	12,448	Piraeus Bank SA (a)	85,520	644
Cie Generale des Etablissements Michelin	19,609	1,421	Pohjola Bank PLC	9,609	105
Denso Corp	68,200	1,990	Raiffeisen International Bank Holding AS	3,912	191
JTEKT Corp	13,400	154	Resona Holdings Inc	33,800	413
Koito Manufacturing Co Ltd	6,000	99	Royal Bank of Scotland Group PLC (a)	689,621	564
NGK Spark Plug Co Ltd	11,000	149	Senshu Ikeda Holdings Inc	44,700	77
NHK Spring Co Ltd	86,000	826	Shizuoka Bank Ltd/The	42,000	352
NOK Corp	7,900	134	Skandinaviska Enskilda Banken AB	72,373	493
Nokian Renkaat OYJ	7,549	177	Societe Generale	70,164	3,747
Pirelli & C SpA	192,775	111	Standard Chartered PLC	81,271	2,168
Sumitomo Electric Industries Ltd	34,500	425	Sumitomo Mitsui Financial Group Inc	153,800	5,086
Sumitomo Rubber Industries Ltd	11,900	106	Sumitomo Trust & Banking Co Ltd/The	67,000	405
Toyoda Gosei Co Ltd	4,500	125	Suncorp-Metway Ltd	51,057	422
Toyota Boshoku Corp	4,500	80	Suruga Bank Ltd	14,000	137
Toyota Industries Corp	12,500	365	Svenska Handelsbanken AB	23,316	654
	$ 19,588		Swedbank AB (a)	204,600	2,203
Banks - 14.76%			UBS AG (a)	397,466	6,158
Alpha Bank AE (a)	163,628	1,325	UniCredit SpA	772,217	2,024
See accompanying notes			236

Schedule of Investments International Fund I

April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Chemicals (continued)
Unione di Banche Italiane SCPA	171,499 $	2,124	Ube Industries Ltd/Japan	361,000 $	913
United Overseas Bank Ltd	221,000	3,233	Yara International ASA	8,600	298
Westpac Banking Corp	140,476	3,500		$ 48,340
Wing Hang Bank Ltd	12,000	122	Commercial Services - 1.27%
Yamaguchi Financial Group Inc	15,000	150	Abertis Infraestructuras SA	19,588	341
	$ 212,361		Adecco SA	35,377	2,081
Beverages - 0.94%			Atlantia SpA	17,920	381
Anheuser-Busch InBev NV	113,887	5,525	Babcock International Group PLC	48,100	429
Asahi Breweries Ltd	17,500	314	Brambles Ltd	63,991	425
Carlsberg A/S	18,761	1,517	Bunzl PLC	22,818	266
Coca Cola Hellenic Bottling Co SA	12,710	345	Capita Group PLC/The	83,112	1,014
Coca-Cola Amatil Ltd	39,041	403	Dai Nippon Printing Co Ltd	25,000	346
Diageo PLC	102,062	1,741	Experian PLC	47,155	436
Foster's Group Ltd	78,695	394	G4S PLC	87,034	354
Heineken Holding NV	7,671	314	Hays PLC	459,800	781
Heineken NV	12,032	561	Kamigumi Co Ltd	107,000	884
Kirin Holdings Co Ltd	38,000	544	QinetiQ Group PLC	236,500	461
Pernod-Ricard SA	8,068	686	Randstad Holding NV (a)	7,079	359
SABMiller PLC	38,519	1,208	Secom Co Ltd	8,600	373
	$ 13,552		Securitas AB	21,785	230
Biotechnology - 0.05%			Serco Group PLC	33,681	323
CSL Ltd	22,966	686	SGS SA	6,167	8,011
			Toppan Printing Co Ltd	40,000	365
Building Materials - 1.02%			Transurban Group	80,843	381
Asahi Glass Co Ltd	209,000	2,470		$ 18,241
Boral Ltd	41,417	224	Computers - 0.44%
Cie de St-Gobain	37,231	1,838	Atos Origin SA (a)	3,109	157
Cimpor Cimentos de Portugal SGPS SA	17,008	123	Cap Gemini SA	5,875	296
CRH PLC	28,039	801	Computershare Ltd	30,927	336
CRH PLC	86,407	2,462	Fujitsu Ltd	410,000	2,883
Daikin Industries Ltd	10,700	403	Gemalto NV (a)	27,000	1,204
Geberit AG	2,704	480	Logitech International SA (a)	12,663	207
HeidelbergCement AG	29,039	1,786	TDK Corp	22,200	1,421
Holcim Ltd	11,229	837		$ 6,504
Italcementi SpA	5,192	59	Consumer Products - 0.43%
James Hardie Industries SE (a)	30,587	215	Reckitt Benckiser Group PLC	116,764	6,066
JS Group Corp	17,300	339	Societe BIC SA	1,908	148
Lafarge SA	9,143	663		$ 6,214
Nippon Sheet Glass Co Ltd	43,000	141	Cosmetics & Personal Care - 0.80%
Panasonic Electric Works Co Ltd	137,000	1,687	Kao Corp	24,400	595
Taiheiyo Cement Corp	59,000	84	L'Oreal SA	9,618	999
Titan Cement Co SA	4,177	111	Shiseido Co Ltd	15,700	329
	$ 14,723		Unicharm Corp	99,000	9,623
Chemicals - 3.36%				$ 11,546
Air Liquide SA	30,787	3,591	Distribution & Wholesale - 1.56%
Air Water Inc	56,000	620	Canon Marketing Japan Inc	4,800	75
Akzo Nobel NV	10,605	627	Hitachi High-Technologies Corp	4,800	105
Asahi Kasei Corp	88,000	495	ITOCHU Corp	262,000	2,270
BASF SE	90,246	5,263	Jardine Cycle & Carriage Ltd	8,000	176
Bayer AG	61,870	3,966	Li & Fung Ltd	104,000	501
Daicel Chemical Industries Ltd	148,000	949	Marubeni Corp	75,000	442
Denki Kagaku Kogyo KK	33,000	147	Mitsubishi Corp	471,800	11,176
Hitachi Chemical Co Ltd	7,200	156	Mitsui & Co Ltd	223,133	3,354
JSR Corp	85,500	1,731	Sumitomo Corp	238,600	2,873
K+S AG	7,887	451	Toyota Tsusho Corp	14,800	221
Kaneka Corp	21,000	132	Wolseley PLC (a)	54,685	1,366
Koninklijke DSM NV	10,588	473		$ 22,559
Linde AG	118,007	14,100	Diversified Financial Services - 2.49%
Mitsubishi Chemical Holdings Corp	83,500	446	ASX Ltd	11,653	352
Mitsubishi Gas Chemical Co Inc	27,000	163	Credit Saison Co Ltd	10,800	158
Mitsui Chemicals Inc	384,000	1,261	Criteria Caixacorp SA	58,489	292
Nissan Chemical Industries Ltd	9,000	122	Daiwa Securities Group Inc	68,000	352
Nitto Denko Corp	11,400	445	Deutsche Boerse AG	40,852	3,135
Shin-Etsu Chemical Co Ltd	46,900	2,704	Hong Kong Exchanges and Clearing Ltd	41,600	680
Showa Denko KK	99,000	225	IG Group Holdings PLC	107,500	667
Solvay SA	12,300	1,175	Investec PLC	29,375	232
Sumitomo Chemical Co Ltd	90,000	425	Macquarie Group Ltd	61,644	2,811
Syngenta AG	27,899	7,069	Mitsubishi UFJ Lease & Finance Co Ltd	21,790	844
Taiyo Nippon Sanso Corp	20,000	180	Mizuho Securities Co Ltd	39,000	108
Tokuyama Corp	20,000	112	Nomura Holdings Inc	1,449,000	10,015
Tosoh Corp	36,000	101

See accompanying notes

237

Schedule of Investments
International Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Engineering & Contruction (continued)
ORIX Corp	29,480 $	2,694	Hochtief AG	2,921 $	241
Promise Co Ltd	116,850	1,118	JGC Corp	14,000	242
Schroders PLC	8,873	188	Kajima Corp	58,000	147
Shinhan Financial Group Co Ltd	162,000	6,891	Kinden Corp	9,000	80
Shriram Transport Finance Co Ltd - Warrants (a),(b)	389,453	4,950	Koninklijke Boskalis Westminster NV	4,462	201
Singapore Exchange Ltd	59,000	350	Leighton Holdings Ltd	10,375	350
	$ 35,837		MAp Group	1,138,388	3,263
Electric - 3.06%			Obayashi Corp	166,000	742
AGL Energy Ltd	31,226	432	SembCorp Industries Ltd	68,000	207
Chubu Electric Power Co Inc	30,000	697	Skanska AB	18,337	304
CLP Holdings Ltd	296,663	2,079	Taisei Corp	69,000	157
Contact Energy Ltd (a)	20,861	94	Vinci SA	20,312	1,132
E.ON AG	236,598	8,750	WorleyParsons Ltd	11,630	283
EDF SA	9,660	518		$ 11,660
EDP - Energias de Portugal SA	624,277	2,235	Entertainment - 0.06%
Enel SpA	306,914	1,608	OPAP SA	15,329	311
Fortum OYJ	62,708	1,620	Sankyo Co Ltd	3,800	175
GDF Suez	295,558	10,511	TABCORP Holdings Ltd	42,281	267
Hokkaido Electric Power Co Inc	12,700	246	Tatts Group Ltd	83,975	192
Hokuriku Electric Power Co	12,900	267		$ 945
Hongkong Electric Holdings Ltd	64,000	378	Food - 6.54%
Iberdrola SA	171,430	1,360	Ajinomoto Co Inc	45,000	423
International Power PLC	577,225	2,921	Associated British Foods PLC	78,683	1,209
Kansai Electric Power Co Inc/The	34,500	768	Carrefour SA	59,172	2,900
Kyushu Electric Power Co Inc	17,200	348	Casino Guichard Perrachon SA	3,783	334
National Grid PLC	114,719	1,106	Danone	253,676	14,946
Public Power Corp SA	62,149	1,017	Delhaize Group SA	4,957	410
RWE AG	16,823	1,382	Goodman Fielder Ltd	93,307	125
Scottish & Southern Energy PLC	37,643	624	Jeronimo Martins SGPS SA	15,322	158
Shikoku Electric Power Co Inc	12,400	332	Kikkoman Corp	12,000	133
Terna Rete Elettrica Nazionale SpA	86,733	352	Koninklijke Ahold NV	58,544	803
Tohoku Electric Power Co Inc	19,300	394	MEIJI Holdings Co Ltd	4,700	170
Tokyo Electric Power Co Inc/The	162,252	4,072	Metro AG	41,791	2,509
	$ 44,111		Nestle SA	375,766	18,387
Electrical Components & Equipment - 1.67%			Nippon Meat Packers Inc	13,000	164
Brother Industries Ltd	15,500	188	Nisshin Seifun Group Inc	13,000	160
Furukawa Electric Co Ltd	43,000	213	Olam International Ltd	85,000	160
Gamesa Corp Tecnologica SA	497,352	6,111	Parmalat SpA	116,950	308
Hitachi Ltd	216,000	950	Suedzucker AG	4,748	97
Legrand SA	7,319	238	Tate & Lyle PLC	294,200	2,048
Mitsubishi Electric Corp	261,000	2,326	Tesco PLC	2,784,594	18,470
Prysmian SpA	6,936	125	Toyo Suisan Kaisha Ltd	6,000	145
Schneider Electric SA	95,944	10,893	Unilever NV	533,582	16,233
Vestas Wind Systems A/S (a)	49,283	3,007	Unilever PLC	168,390	5,060
	$ 24,051		Want Want China Holdings Ltd	8,930,000	6,704
Electronics - 1.26%			WM Morrison Supermarkets PLC	104,130	461
Advantest Corp	11,100	287	Woolworths Ltd	58,717	1,467
Hoya Corp	16,800	465	Yakult Honsha Co Ltd	6,700	175
Ibiden Co Ltd	8,900	320		$ 94,159
Keyence Corp	7,030	1,680	Food Service - 0.05%
Koninklijke Philips Electronics NV	193,005	6,481	Compass Group PLC	85,729	697
Kyocera Corp	7,900	793
Mabuchi Motor Co Ltd	2,000	110	Forest Products & Paper - 0.10%
Minebea Co Ltd	25,000	145	Holmen AB	3,672	93
Murata Manufacturing Co Ltd	10,300	610	Nippon Paper Group Inc	6,400	180
NEC Corp	124,000	408	OJI Paper Co Ltd	58,000	273
Nidec Corp	5,300	544	Svenska Cellulosa AB	26,095	340
Nippon Electric Glass Co Ltd	76,000	1,159	UPM-Kymmene OYJ	35,698	512
Omron Corp	66,200	1,539		$ 1,398
Toshiba Corp	581,000	3,349	Gas - 0.73%
Yaskawa Electric Corp	17,000	150	Centrica PLC	906,016	4,070
Yokogawa Electric Corp	15,700	134	Enagas	12,456	250
	$ 18,174		Gas Natural SDG SA	144,434	2,465
Engineering & Contruction - 0.82%			Hong Kong & China Gas Co Ltd	159,000	386
ABB Ltd (a)	101,408	1,946	Osaka Gas Co Ltd	87,000	303
Acciona SA	8,866	879	Snam Rete Gas SpA	58,250	277
ACS Actividades de Construccion y Servicios SA	9,849	446	Toho Gas Co Ltd	30,000	152
Balfour Beatty PLC	47,657	202	Tokyo Gas Co Ltd	601,000	2,554
Bouygues SA	10,292	510		$ 10,457
Chiyoda Corp	26,000	238
Fomento de Construcciones y Contratas SA	2,758	90
See accompanying notes			238

Schedule of Investments
International Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Hand & Machine Tools - 0.41%			Insurance (continued)
Fuji Electric Holdings Co Ltd	38,000 $	114	MS&AD Insurance Group Holdings	86,270 $	2,480
Makita Corp	37,700	1,169	Muenchener Rueckversicherungs AG	27,284	3,853
Sandvik AB	46,338	664	Old Mutual PLC	215,248	380
Schindler Holding AG	1,487	129	Ping An Insurance Group Co of China Ltd	772,500	6,613
Schindler Holding AG	3,382	297	Prudential PLC	119,376	1,048
SMC Corp/Japan	14,300	2,050	QBE Insurance Group Ltd	41,777	809
THK Co Ltd	65,400	1,436	Sampo OYJ	20,016	492
	$ 5,859		SCOR SE	11,528	272
Healthcare - Products - 0.75%			Sony Financial Holdings Inc	257	927
Cie Generale d'Optique Essilor International SA	33,314	2,031	Storebrand ASA (a)	323,600	2,434
Cochlear Ltd	3,747	255	Swiss Life Holding AG (a)	1,980	241
Coloplast A/S	1,582	175	Swiss Reinsurance Co Ltd	14,085	611
Elekta AB	57,600	1,496	T&D Holdings Inc	35,700	932
Fresenius SE	2,039	145	Tokio Marine Holdings Inc	128,366	3,821
Getinge AB	13,925	311	TrygVesta AS	1,757	109
ResMed Inc (a)	165,304	1,082	Zurich Financial Services	20,537	4,553
Smith & Nephew PLC	41,717	433		$ 60,135
Sonova Holding AG	13,944	1,728	Internet - 0.55%
SSL International PLC	113,360	1,485	Ctrip.com International Ltd ADR(a)	110,034	4,018
Synthes Inc	2,423	275	Dena Co Ltd	18	146
Terumo Corp	6,900	352	Iliad SA	14,500	1,450
William Demant Holding AS (a)	14,100	962	Rakuten Inc	1,575	1,221
	$ 10,730		SBI Holdings Inc/Japan	1,152	247
Healthcare - Services - 0.69%			United Internet AG	59,679	895
Amil Participacoes SA	833,816	6,835		$ 7,977
Fresenius Medical Care AG & Co KGaA	34,027	1,844	Investment Companies - 0.08%
Ramsay Health Care Ltd	87,084	1,087	Investor AB	18,576	351
	$ 9,766		Kinnevik Investment AB	15,102	277
Holding Companies - Diversified - 2.26%			Pargesa Holding SA	1,854	151
China Merchants Holdings International Co Ltd	946,000	3,286	Ratos AB	7,066	221
Drax Group PLC	24,549	135	Resolution Ltd	165,627	185
GEA Group AG	70,843	1,573		$ 1,185
Groupe Bruxelles Lambert SA	3,291	279	Iron & Steel - 1.27%
Hutchison Whampoa Ltd	275,000	1,888	ArcelorMittal	74,952	2,916
Jardine Strategic Holdings Ltd	387,500	8,161	BlueScope Steel Ltd	356,400	855
Keppel Corp Ltd	303,000	2,150	Daido Steel Co Ltd	20,000	85
LVMH Moet Hennessy Louis Vuitton SA	33,356	3,838	Fortescue Metals Group Ltd (a)	86,108	358
Noble Group Ltd	134,000	291	JFE Holdings Inc	58,500	2,086
NWS Holdings Ltd	58,000	101	Kobe Steel Ltd	172,000	384
Swire Pacific Ltd	801,500	8,957	Nippon Steel Corp	414,000	1,469
Wharf Holdings Ltd	336,000	1,817	OneSteel Ltd	92,416	297
	$ 32,476		Sumitomo Metal Industries Ltd	137,000	372
Home Builders - 0.78%			ThyssenKrupp AG	266,117	8,654
Daiwa House Industry Co Ltd	122,000	1,312	Voestalpine AG	20,777	773
Sekisui Chemical Co Ltd	1,443,000	9,855		$ 18,249
	$ 11,167		Leisure Products & Services - 0.15%
Home Furnishings - 0.45%			Carnival PLC	11,471	497
Electrolux AB	16,665	429	Sega Sammy Holdings Inc	114,800	1,501
Matsushita Electric Industrial Co Ltd	89,500	1,312	Yamaha Motor Co Ltd	14,900	220
Sharp Corp/Japan	41,000	531		$ 2,218
Sony Corp	121,400	4,156	Lodging - 0.22%
	$ 6,428		Accor SA	35,416	2,023
Insurance - 4.18%			City Developments Ltd	34,000	261
Admiral Group PLC	13,289	267	Crown Ltd	34,074	257
Aegon NV (a)	182,770	1,278	Genting Singapore PLC (a)	200	—
Ageas	466,811	1,434	Intercontinental Hotels Group PLC	17,948	317
Allianz SE	21,627	2,473	Shangri-La Asia Ltd	92,000	178
AMP Ltd	436,355	2,504	Sky City Entertainment Group Ltd	40,009	91
Assicurazioni Generali SpA	55,054	1,162		$ 3,127
Aviva PLC	420,814	2,225	Machinery - Construction & Mining - 0.13%
AXA Asia Pacific Holdings Ltd	71,907	408	Atlas Copco AB - A Shares	30,863	496
AXA SA	276,738	5,500	Atlas Copco AB - B Shares	27,148	393
Baloise-Holding AG	25,855	2,036	Hitachi Construction Machinery Co Ltd	7,500	160
CNP Assurances	3,600	303	Komatsu Ltd	38,700	780
Hannover Rueckversicherung AG	4,141	195		$ 1,829
ING Groep NV (a)	978,460	8,636	Machinery - Diversified - 0.39%
Insurance Australia Group Ltd	84,788	298	Alstom SA	9,295	545
Legal & General Group PLC	1,222,038	1,589	Amada Co Ltd	23,000	189
Mapfre SA	52,665	172	Fanuc Ltd	8,700	1,027
Mediolanum SpA	15,814	80	Kone OYJ	10,694	471

See accompanying notes

239

Schedule of Investments International Fund I

April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Machinery - Diversified (continued)			Miscellaneous Manufacturing (continued)
Kubota Corp	121,000 $	1,063	Tomkins PLC	281,644 $	1,066
MAN SE	13,514	1,269	Wartsila OYJ	5,834	297
Metso OYJ	8,888	343		$ 23,492
Mitsubishi Heavy Industries Ltd	139,000	560	Office & Business Equipment - 1.14%
Sumitomo Heavy Industries Ltd	40,000	263	Canon Inc	297,100	13,590
	$ 5,730		Ricoh Co Ltd	158,000	2,684
Media - 0.97%			Seiko Epson Corp	9,800	174
British Sky Broadcasting Group PLC	120,061	1,124		$ 16,448
Fairfax Media Ltd	147,264	232	Oil & Gas - 7.46%
Fuji Media Holdings Inc	400	642	Arrow Energy Ltd (a)	40,761	192
Gestevision Telecinco SA	7,036	100	BG Group PLC	1,142,701	19,315
ITV PLC (a)	1,428,400	1,465	BP PLC	1,137,245	9,919
Jupiter Telecommunications Co Ltd	167	169	Cairn Energy PLC (a)	1,031,052	6,293
Mediaset SpA	194,609	1,542	Caltex Australia Ltd	9,750	104
Metropole Television SA	4,425	114	ENI SpA	219,001	4,895
Modern Times Group AB	26,400	1,608	Galp Energia SGPS SA	99,802	1,600
PagesJaunes Groupe SA	9,245	111	Inpex Corp	197	1,386
Pearson PLC	94,772	1,515	JX Holdings Inc (a)	221,490	1,236
Reed Elsevier NV	33,446	398	Niko Resources Ltd	80,975	8,876
Reed Elsevier PLC	56,052	439	Oil Search Ltd	247,023	1,283
Sanoma OYJ	5,811	112	Origin Energy Ltd	157,274	2,366
Singapore Press Holdings Ltd	112,000	335	Repsol YPF SA	29,875	702
Societe Television Francaise 1	8,163	151	Royal Dutch Shell PLC - A Shares	449,900	14,013
Television Broadcasts Ltd	19,000	92	Royal Dutch Shell PLC - B Shares	289,054	8,714
United Business Media Ltd	80,200	677	Santos Ltd	126,692	1,607
Vivendi SA	50,113	1,315	Statoil ASA	54,400	1,315
WPP PLC	166,394	1,764	Suncor Energy Inc	256,855	8,787
	$ 13,905		Total SA	201,940	10,987
Metal Fabrication & Hardware - 0.31%			Tullow Oil PLC	154,355	2,689
Assa Abloy AB	21,711	501	Woodside Petroleum Ltd	24,651	1,022
Johnson Matthey PLC	64,234	1,708		$ 107,301
NSK Ltd	33,000	252	Oil & Gas Services - 0.97%
NTN Corp	130,000	571	Cie Generale de Geophysique-Veritas (a)	44,350	1,335
SKF AB	27,091	540	Saipem SpA	108,376	4,047
Tenaris SA	18,970	381	SBM Offshore NV	419,127	8,248
Vallourec SA	2,630	524	Technip SA	4,237	338
	$ 4,477			$ 13,968
Mining - 4.50%			Packaging & Containers - 0.09%
Anglo American PLC (a)	150,763	6,404	Amcor Ltd/Australia	54,966	333
Antofagasta PLC	27,434	416	Rexam PLC	181,300	894
BHP Billiton Ltd	261,702	9,567	Toyo Seikan Kaisha Ltd	10,600	182
BHP Billiton PLC	197,424	6,027		$ 1,409
Dowa Holdings Co Ltd	18,000	100	Pharmaceuticals - 5.31%
Eurasian Natural Resources Corp PLC	17,916	332	Astellas Pharma Inc	71,700	2,511
Fresnillo PLC	12,945	158	AstraZeneca PLC	68,293	3,018
Kazakhmys PLC	14,889	315	Daiichi Sankyo Co Ltd	30,900	537
Lihir Gold Ltd	535,000	1,890	Dainippon Sumitomo Pharma Co Ltd	83,100	688
Mitsubishi Materials Corp	287,000	860	Eisai Co Ltd	11,500	393
Mitsui Mining & Smelting Co Ltd	40,000	110	GlaxoSmithKline PLC	366,761	6,807
Newcrest Mining Ltd	93,681	2,828	Hisamitsu Pharmaceutical Co Inc	4,700	173
Orica Ltd	16,309	395	Kobayashi Pharmaceutical Co Ltd	18,000	727
OZ Minerals Ltd (a)	214,299	225	Medipal Holdings Corp	10,200	127
Randgold Resources Ltd	3,621	307	Mitsubishi Tanabe Pharma Corp	86,000	1,138
Rio Tinto Ltd	81,275	5,310	Novartis AG	373,030	19,018
Rio Tinto PLC	335,397	17,340	Novo Nordisk A/S	80,799	6,648
Sumitomo Metal Mining Co Ltd	21,000	311	Ono Pharmaceutical Co Ltd	5,800	240
Umicore	77,630	2,838	Roche Holding AG	131,498	20,762
Vale SA ADR	206,683	6,331	Sanofi-Aventis SA	121,085	8,260
Vedanta Resources PLC	37,789	1,445	Santen Pharmaceutical Co Ltd	5,200	166
Xstrata PLC	87,271	1,432	Shionogi & Co Ltd	20,800	376
	$ 64,941		Shire PLC	141,826	3,124
Miscellaneous Manufacturing - 1.63%			Suzuken Co Ltd	4,900	188
Alfa Laval AB	23,492	350	Takeda Pharmaceutical Co Ltd	34,400	1,477
CSR Ltd	102,665	164	Tsumura & Co	4,300	126
FUJIFILM Holdings Corp	63,800	2,186		$ 76,504
Invensys PLC	56,117	289	Real Estate - 0.74%
Konica Minolta Holdings Inc	33,000	417	Aeon Mall Co Ltd	5,700	119
Nikon Corp	14,600	332	CapitaLand Ltd	103,000	278
Olympus Corp	15,000	454	Cheung Kong Holdings Ltd	65,000	802
Siemens AG	178,931	17,471	China Overseas Land & Investment Ltd	740,000	1,437
Smiths Group PLC	27,120	466
See accompanying notes			240

Schedule of Investments
International Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate (continued)			Semiconductors - 1.22%
Daito Trust Construction Co Ltd	5,500 $	293	Aixtron AG	8,400 $	265
Fraser and Neave Ltd	70,000	249	ASM Pacific Technology Ltd	13,600	128
Hang Lung Properties Ltd	470,000	1,691	ASML Holding NV	82,078	2,693
Henderson Land Development Co Ltd	50,000	315	Elpida Memory Inc (a)	58,800	1,253
Henderson Land Development Co Ltd - Warrants	10,000	—	Infineon Technologies AG (a)	365,912	2,581
(a),(c),(d)			Rohm Co Ltd	13,400	993
Hopewell Holdings Ltd	39,500	115	Samsung Electronics Co Ltd	9,528	7,245
IMMOFINANZ AG (a)	44,499	190	STMicroelectronics NV	47,500	440
Mitsubishi Estate Co Ltd	141,000	2,542	Tokyo Electron Ltd	28,700	1,882
Mitsui Fudosan Co Ltd	39,000	722		$ 17,480
New World Development Ltd	174,000	309	Shipbuilding - 0.03%
Sumitomo Realty & Development Co Ltd	18,244	374	Mitsui Engineering & Shipbuilding Co Ltd	53,000	141
Sun Hung Kai Properties Ltd	56,658	785	SembCorp Marine Ltd	57,000	174
Tokyo Tatemono Co Ltd	26,000	120	Yangzijiang Shipbuilding Holdings Ltd	114,000	111
UOL Group Ltd	37,000	103		$ 426
Wheelock & Co Ltd	63,000	196	Software - 1.48%
	$ 10,640		Autonomy Corp PLC (a)	14,818	407
REITS - 0.73%			Dassault Systemes SA	4,508	293
Ascendas Real Estate Investment Trust	1,204,333	1,682	Playtech Ltd	240,300	1,828
British Land Co PLC	159,303	1,131	Sage Group PLC	1,850,829	6,918
CFS Retail Property Trust	119,362	210	SAP AG	109,605	5,233
Corio NV	3,811	221	Totvs SA	96,204	6,614
Dexus Property Group	335,344	249		$ 21,293
Fonciere Des Regions	1,599	165	Storage & Warehousing - 0.01%
ICADE	1,594	155	Mitsubishi Logistics Corp	8,000	105
Japan Prime Realty Investment Corp	45	107
Japan Retail Fund Investment Corp	110	148	Telecommunications - 5.27%
Klepierre	6,331	218	Alcatel-Lucent/France (a)	94,536	301
Land Securities Group PLC	30,830	308	Belgacom SA	10,582	372
Nippon Building Fund Inc	37	311	BT Group PLC	940,215	1,809
Nomura Real Estate Office Fund Inc	18	101	Deutsche Telekom AG	258,361	3,399
Segro PLC	179,015	845	Eutelsat Communications	6,890	245
Stockland	97,184	354	Foxconn International Holdings Ltd (a)	148,000	133
Unibail-Rodamco SE	3,720	703	France Telecom SA	74,480	1,631
Westfield Group	297,077	3,509	Hellenic Telecommunications Organization SA	73,027	805
	$ 10,417		Inmarsat PLC	30,373	354
Retail - 2.37%			KDDI Corp	143	689
ABC-Mart Inc	9,500	339	Koninklijke KPN NV	636,514	9,549
Aeon Co Ltd	29,500	338	Millicom International Cellular SA	9,985	867
Carphone Warehouse Group PLC (a)	260,050	769	Nippon Telegraph & Telephone Corp	44,500	1,811
Cie Financiere Richemont SA	82,226	3,033	Nokia OYJ	241,863	2,957
Citizen Holdings Co Ltd	18,300	127	NTT DoCoMo Inc	1,532	2,383
David Jones Ltd	338,049	1,449	SES SA	106,594	2,443
Esprit Holdings Ltd	52,056	373	Singapore Telecommunications Ltd	913,000	2,014
Fast Retailing Co Ltd	2,100	318	Softbank Corp	112,805	2,523
Harvey Norman Holdings Ltd	237,844	743	Swisscom AG	3,034	1,030
Hennes & Mauritz AB	23,630	1,508	TalkTalk Telecom Group PLC (a)	595,000	1,156
Home Retail Group PLC	61,046	256	Tele2 AB	21,669	366
Inditex SA	29,555	1,829	Telecom Corp of New Zealand Ltd	130,668	204
J Front Retailing Co Ltd	33,000	192	Telecom Italia SpA	403,159	564
Kingfisher PLC	1,725,752	6,577	Telecom Italia SpA - RNC	419,251	473
Lawson Inc	20,500	905	Telefonaktiebolaget LM Ericsson	285,665	3,297
Lifestyle International Holdings Ltd	41,000	80	Telefonica SA	335,209	7,588
Marks & Spencer Group PLC	73,014	408	Telenor ASA	43,300	616
Marui Group Co Ltd	93,200	737	TeliaSonera AB	117,537	806
Matsumotokiyoshi Holdings Co Ltd	38,000	852	Telstra Corp Ltd	528,762	1,549
Next PLC	13,711	479	Vodafone Group PLC	10,811,273	23,957
Nitori Co Ltd	14,400	1,132		$ 75,891
PPR	21,108	2,837	Textiles - 0.06%
Seven & I Holdings Co Ltd	31,000	793	Kuraray Co Ltd	24,000	314
Shimamura Co Ltd	1,500	151	Nisshinbo Holdings Inc	9,000	96
Swatch Group AG/The	4,751	1,392	Toray Industries Inc	76,000	437
Swatch Group AG/The	3,082	168		$ 847
Takashimaya Co Ltd	20,000	190	Toys, Games & Hobbies - 0.21%
UNY Co Ltd	12,300	111	Nintendo Co Ltd	8,900	2,990
Wesfarmers Ltd	10,259	276
Wesfarmers Ltd	177,668	4,762	Transportation - 1.45%
Whitbread PLC	12,184	285	AP Moller - Maersk A/S - B shares	56	470
Yamada Denki Co Ltd	6,040	472	Asciano Group (a)	194,449	302
	$ 33,881		Central Japan Railway Co	70	570

See accompanying notes

241

Schedule of Investments International Fund I

April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		(a) Non-Income Producing Security
Transportation (continued)			(b)	Security exempt from registration under Rule 144A of the Securities Act of
ComfortDelgro Corp Ltd	129,000 $	147	1933. These securities may be resold in transactions exempt from
Deutsche Post AG	142,054	2,309	registration, normally to qualified institutional buyers. Unless otherwise
East Japan Railway Co	66,600	4,456	indicated, these securities are not considered illiquid. At the end of the
Firstgroup PLC	33,471	194	period, the value of these securities totaled $4,950 or 0.34% of net assets.
Kawasaki Kisen Kaisha Ltd	46,000	195	(c) Security is Illiquid
Keio Corp	41,000	265	(d)	Market value is determined in accordance with procedures established in
Keisei Electric Railway Co Ltd	20,000	118	good faith by the Board of Directors. At the end of the period, the value of
Koninklijke Vopak NV	2,258	185	these securities totaled $0 or 0.00% of net assets.
Kuehne + Nagel International AG	24,475	2,561
Mitsui OSK Lines Ltd	174,000	1,301
MTR Corp	98,000	343	Unrealized Appreciation (Depreciation)
Neptune Orient Lines Ltd/Singapore (a)	62,000	97
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Nippon Express Co Ltd	493,000	2,323	cost of investments held as of the period end were as follows:
Nippon Yusen KK	104,000	428
Orient Overseas International Ltd (a)	172,500	1,312
			Unrealized Appreciation	$ 91,234
TNT NV	60,848	1,859	Unrealized Depreciation	(72,995)
Tokyu Corp	79,000	330	Net Unrealized Appreciation (Depreciation)	$ 18,239
Toll Holdings Ltd	46,222	302	Cost for federal income tax purposes	$ 1,401,002
West Japan Railway Co	120	436	All dollar amounts are shown in thousands (000's)
Yamato Holdings Co Ltd	27,600	394
		$ 20,897	Portfolio Summary (unaudited)
Water - 0.08%			Country	Percent
Severn Trent PLC	16,457	291	Japan	19 .72%
United Utilities Group PLC	47,418	388	United Kingdom	17 .79%
Veolia Environnement	16,103	506	France	8 .59%
		$ 1,185	Switzerland	8 .00%
TOTAL COMMON STOCKS		$ 1,380,594	Germany	7 .61%
PREFERRED STOCKS - 0.07%	Shares Held Value (000's)		Australia	6 .37%
Automobile Manufacturers - 0.01%			Netherlands	5 .72%
Bayerische Motoren Werke AG	3,769	133	Hong Kong	2 .88%
			United States	2 .71%
Consumer Products - 0.03%			Spain	2 .57%
Henkel AG & Co KGaA	8,750	469	Brazil	2 .00%
			Italy	1 .96%
Healthcare - Products - 0.03%			China	1 .62%
Fresenius SE	5,608	407	Sweden	1 .44%
			Canada	1 .23%
TOTAL PREFERRED STOCKS		$ 1,009	Denmark	1 .03%
	Maturity		Norway	1 .02%
	Amount		Singapore	0 .99%
REPURCHASE AGREEMENTS - 2.62%	(000's)	Value (000's)	Korea, Republic Of	0 .98%
Banks - 2.62%			Belgium	0 .93%
Investment in Joint Trading Account; Bank of	$ 10,311	$ 10,311	Luxembourg	0 .80%
America Repurchase Agreement; 0.19%			Finland	0 .48%
dated 04/30/10 maturing 05/03/10			Ireland	0 .47%
(collateralized by US Treasury Notes;			Thailand	0 .44%
$10,516,605; 0.00% - 4.63%; dated 06/25/10			Greece	0 .44%
- 10/15/15)			Portugal	0 .29%
Investment in Joint Trading Account; Credit Suisse	6,706	6,706	Papua New Guinea	0 .22%
Repurchase Agreement; 0.19% dated			Virgin Islands, British	0 .13%
04/30/10 maturing 05/03/10 (collateralized by			Austria	0 .10%
Sovereign Agency Issues; $6,840,495; 0.00%			New Zealand	0 .02%
- 5.50%; dated 03/03/10 - 10/05/29)			Jersey, Channel Islands	0 .02%
Investment in Joint Trading Account; Deutsche	10,311	10,311	Cyprus	0 .02%
Bank Repurchase Agreement; 0.18% dated			Guernsey	0 .01%
04/30/10 maturing 05/03/10 (collateralized by			Mexico	0 .01%
Sovereign Agency Issues; $10,516,605;			Other Assets in Excess of Liabilities, Net	1.39%
1.13% - 3.75%; dated 09/09/11 - 03/09/12)			TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Morgan	10,311	10,310
Stanley Repurchase Agreement; 0.18% dated			Other Assets Summary (unaudited)
04/30/10 maturing 05/03/10 (collateralized by			Asset Type	Percent
Sovereign Agency Issues; $10,516,605;			Futures	3 .01%
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
		$ 37,638
TOTAL REPURCHASE AGREEMENTS		$ 37,638
Total Investments		$ 1,419,241
Other Assets in Excess of Liabilities, Net -
1.39%		$ 20,059
TOTAL NET ASSETS - 100.00%		$ 1,439,300

See accompanying notes

242

Schedule of Investments
International Fund I
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2010	Long	398 $	31,192	$ 30,358	$ (834)
S&P 500; June 2010	Long	44	12,856	13,017	161
					$ (673)
All dollar amounts are shown in thousands (000's)

See accompanying notes

243

Schedule of Investments
International Growth Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 97.39%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.33%			Computers (continued)
Safran SA	173,988 $	4,421	TDK Corp	79,200 $	5,069
				$ 14,982
Agriculture - 1.86%			Cosmetics & Personal Care - 0.50%
British American Tobacco PLC	361,513	11,368	Shiseido Co Ltd	318,100	6,668
Golden Agri-Resources Ltd - Warrants (a)	895,502	78
Imperial Tobacco Group PLC	473,130	13,478	Distribution & Wholesale - 2.46%
	$ 24,924		ITOCHU Corp	709,000	6,142
Apparel - 1.32%			Jardine Cycle & Carriage Ltd	195,000	4,288
Christian Dior SA	45,197	4,812	Marubeni Corp	1,039,000	6,130
Gildan Activewear (a)	196,100	5,691	Mitsubishi Corp	244,800	5,799
Yue Yuen Industrial Holdings Ltd	2,085,423	7,265	Mitsui & Co Ltd	383,100	5,758
	$ 17,768		Sumitomo Corp	413,700	4,982
Automobile Manufacturers - 2.07%				$ 33,099
Daimler AG (a)	71,593	3,664	Diversified Financial Services - 1.47%
Honda Motor Co Ltd	417,500	14,127	Deutsche Boerse AG	137,125	10,523
Nissan Motor Co Ltd	1,155,000	10,050	Hong Kong Exchanges and Clearing Ltd	561,500	9,176
	$ 27,841			$ 19,699
Automobile Parts & Equipment - 1.79%			Electric - 1.58%
Aisin Seiki Co Ltd	175,500	5,333	EDP - Energias de Portugal SA	1,659,611	5,940
Denso Corp	237,700	6,937	Hongkong Electric Holdings Ltd	794,500	4,688
Sumitomo Electric Industries Ltd	417,000	5,132	National Grid PLC	823,611	7,942
Tokai Rika Co Ltd	189,000	4,055	Public Power Corp SA	165,002	2,701
Valeo SA (a)	79,528	2,660		$ 21,271
	$ 24,117		Electrical Components & Equipment - 1.22%
Banks - 9.96%			Furukawa Electric Co Ltd	875,000	4,337
Australia & New Zealand Banking Group Ltd	400,250	8,865	Hitachi Ltd	1,641,000	7,212
Barclays PLC	772,369	3,968	Schneider Electric SA	42,443	4,819
BNP Paribas	96,338	6,617		$ 16,368
Chiba Bank Ltd/The	814,000	5,155	Electronics - 1.52%
Credit Suisse Group AG	341,743	15,685	Alps Electric Co Ltd	690,100	5,022
DBS Group Holdings Ltd	548,000	6,034	Kyocera Corp	64,200	6,446
Deutsche Bank AG	83,822	5,789	Murata Manufacturing Co Ltd	150,600	8,912
DnB NOR ASA	546,266	6,465		$ 20,380
Lloyds Banking Group PLC (a)	13,156,348	13,163	Engineering & Contruction - 1.70%
National Bank of Canada	86,400	5,282	ABB Ltd (a)	175,498	3,366
Standard Chartered PLC	784,558	20,928	Bilfinger Berger AG	63,108	4,185
Sumitomo Mitsui Financial Group Inc	220,000	7,276	Hochtief AG	76,792	6,330
Svenska Handelsbanken AB	151,853	4,258	Vinci SA	161,432	8,996
Torinto Dominion Bank	125,993	9,365		$ 22,877
UBS AG (a)	290,419	4,499
			Entertainment - 0.18%
Westpac Banking Corp	421,432	10,501	OPAP SA	116,736	2,371
	$ 133,850
Beverages - 1.10%			Food - 8.89%
Carlsberg A/S	58,772	4,750	Associated British Foods PLC	302,890	4,653
Diageo PLC	194,645	3,320	Carrefour SA	146,841	7,197
Heineken NV	142,624	6,650	Delhaize Group SA	70,193	5,805
	$ 14,720		Fuji Oil Co Ltd	329,500	4,577
Building Materials - 1.27%			Koninklijke Ahold NV	770,180	10,561
Asahi Glass Co Ltd	460,000	5,436	Metro AG	83,757	5,029
Holcim Ltd	157,566	11,742	Nestle SA	755,456	36,965
	$ 17,178		Parmalat SpA	3,374,602	8,883
Chemicals - 2.56%			Tesco PLC	1,243,747	8,249
BASF SE	135,527	7,904	Toyo Suisan Kaisha Ltd	143,000	3,447
Bayer AG	157,363	10,088	Unilever NV	297,552	9,053
Daicel Chemical Industries Ltd	478,000	3,064	Unilever PLC	281,703	8,465
Koninklijke DSM NV	113,118	5,053	WM Morrison Supermarkets PLC	1,489,077	6,588
Rhodia SA	191,111	4,414		$ 119,472
Ube Industries Ltd/Japan	1,490,000	3,766	Food Service - 0.52%
	$ 34,289		Compass Group PLC	861,754	7,008
Coal - 0.26%
Grande Cache Coal Corp (a)	528,300	3,474	Forest Products & Paper - 1.21%
			Sino-Forest Corp (a)	417,000	7,414
Commercial Services - 1.24%			Svenska Cellulosa AB	680,738	8,870
Atlantia SpA	278,355	5,924		$ 16,284
Babcock International Group PLC	386,476	3,447	Gas - 0.25%
Dai Nippon Printing Co Ltd	526,000	7,287	Canadian Utilities Ltd	74,200	3,314
	$ 16,658
Computers - 1.12%			Hand & Machine Tools - 0.74%
CGI Group Inc (a)	237,800	3,521	Disco Corp	51,400	3,628
Fujitsu Ltd	909,000	6,392	Makita Corp	95,300	2,954

See accompanying notes

244

Schedule of Investments International Growth Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Hand & Machine Tools (continued)			Oil & Gas Services (continued)
Schindler Holding AG	38,918 $	3,419	Subsea 7 Inc (a)	164,000 $	3,207
	$ 10,001		Technip SA	75,234	6,016
Healthcare - Products - 0.33%				$ 21,680
Coloplast A/S	39,578	4,386	Packaging & Containers - 0.24%
			Toyo Seikan Kaisha Ltd	191,400	3,293
Healthcare - Services - 0.49%
Ramsay Health Care Ltd	523,599	6,538	Pharmaceuticals - 8.01%
			Astellas Pharma Inc	108,100	3,785
Home Builders - 0.26%			AstraZeneca PLC	137,051	6,056
Persimmon PLC (a)	480,175	3,483	GlaxoSmithKline PLC	926,899	17,204
			Miraca Holdings Inc	91,800	2,958
Home Furnishings - 1.83%			Novartis AG	631,054	32,174
Electrolux AB	285,798	7,350	Novo Nordisk A/S	219,537	18,063
Indesit Co SpA	212,340	2,861	Roche Holding AG	132,263	20,883
Sony Corp	419,400	14,360	Sanofi-Aventis SA	43,725	2,983
	$ 24,571		Santen Pharmaceutical Co Ltd	111,700	3,567
Insurance - 3.67%				$ 107,673
AMP Ltd	929,456	5,334	Pipelines - 0.44%
Baloise-Holding AG	34,354	2,705	Enbridge Inc	120,474	5,851
CNP Assurances	31,371	2,641
Hannover Rueckversicherung AG	85,099	4,014	Publicly Traded Investment Fund - 0.98%
Sampo OYJ	291,808	7,173	iShares MSCI EAFE Index Fund	241,632	13,152
Sony Financial Holdings Inc	2,637	9,510
Tokio Marine Holdings Inc	404,000	12,027	Real Estate - 1.13%
Zurich Financial Services	26,402	5,853	Cheung Kong Holdings Ltd	527,000	6,499
	$ 49,257		Henderson Land Development Co Ltd	606,000	3,820
Iron & Steel - 0.49%			Henderson Land Development Co Ltd - Warrants	121,200	—
JFE Holdings Inc	183,600	6,548	(a),(b),(c)
			New World Development Ltd	2,752,000	4,881
Machinery - Construction & Mining - 0.55%				$ 15,200
Atlas Copco AB - A Shares	457,383	7,357	Retail - 4.33%
			Aeon Co Ltd	381,000	4,362
Machinery - Diversified - 0.95%			Cie Financiere Richemont SA	210,063	7,748
Alstom SA	118,121	6,931	Inditex SA	131,703	8,152
Kone OYJ	131,430	5,783	K's Holdings Corp	144,720	3,843
	$ 12,714		Next PLC	171,381	5,989
Media - 0.65%			Swatch Group AG/The	24,553	7,193
Mediaset SpA	509,571	4,035	Travis Perkins PLC (a)	206,737	2,670
Societe Television Francaise 1	255,547	4,739	Wesfarmers Ltd	246,630	6,612
	$ 8,774		Whitbread PLC	180,063	4,208
Mining - 9.14%			Yamada Denki Co Ltd	96,060	7,511
Anglo American PLC (a)	516,883	21,955		$ 58,288
BHP Billiton Ltd	1,034,432	37,815	Semiconductors - 1.60%
BHP Billiton PLC	412,703	12,600	Aixtron AG	140,214	4,431
Inmet Mining Corp	74,500	3,867	Dialog Semiconductor PLC (a)	238,653	3,496
Orica Ltd	148,674	3,606	Elpida Memory Inc (a)	326,400	6,953
Rio Tinto Ltd	233,607	15,264	Infineon Technologies AG (a)	942,057	6,647
Rio Tinto PLC	392,326	20,283		$ 21,527
Tek Cominco Limited (a)	185,400	7,286	Software - 0.25%
	$ 122,676		SAP AG	69,849	3,335
Miscellaneous Manufacturing - 1.72%
FUJIFILM Holdings Corp	264,800	9,075	Telecommunications - 5.85%
Invensys PLC	927,597	4,777	BT Group PLC	4,537,139	8,731
Siemens AG	94,834	9,260	Eutelsat Communications	139,256	4,957
	$ 23,112		Koninklijke KPN NV	554,620	8,321
Oil & Gas - 5.49%			NTT DoCoMo Inc	3,157	4,912
Bankers Petroleum Ltd (a)	446,600	3,939	Portugal Telecom SGPS SA	509,584	5,186
BG Group PLC	605,206	10,229	Rogers Communications - Class B	205,730	7,333
BP PLC	958,975	8,364	Singapore Telecommunications Ltd	3,636,000	8,020
Canadian Natural Resources	58,000	4,467	Softbank Corp	305,100	6,824
Cenovus Energy, Inc	337,000	9,910	Telefonica SA	703,435	15,922
EnCana Corp	275,300	9,106	Telenor ASA	593,400	8,436
Idemitsu Kosan Co Ltd	118,500	9,816		$ 78,642
Petrobank Energy & Resources Ltd (a)	99,600	5,023	Transportation - 0.26%
Statoil ASA	395,035	9,552	Central Japan Railway Co	432	3,518
Suncor Energy Inc	99,024	3,388
	$ 73,794		TOTAL COMMON STOCKS	$ 1,308,403
Oil & Gas Services - 1.61%
Acergy SA	226,800	4,321
Saipem SpA	217,878	8,136

See accompanying notes

245

Schedule of Investments International Growth Fund April 30, 2010 (unaudited)

Portfolio Summary (unaudited)

PREFERRED STOCKS - 0.87%	Shares Held Value (000's)		Country	Percent
			Japan	21 .14%
Consumer Products - 0.45%			United Kingdom	18 .35%
Henkel AG & Co KGaA	112,683 $	6,042	Switzerland	11 .32%
			Germany	7 .17%
Media - 0.42%			Australia	7 .04%
ProSiebenSat.1 Media AG	306,357	5,682	Canada	6 .77%
			France	5 .39%
TOTAL PREFERRED STOCKS		$ 11,724	Hong Kong	3 .25%
	Maturity		Netherlands	2 .96%
	Amount		United States	2 .48%
REPURCHASE AGREEMENTS - 1.50%	(000's)	Value (000's)	Italy	2 .21%
Banks - 1.50%			Sweden	2 .08%
Investment in Joint Trading Account; Bank of	$ 5,515	$ 5,515	Denmark	2 .02%
America Repurchase Agreement; 0.19%			Norway	1 .82%
dated 04/30/10 maturing 05/03/10			Spain	1 .79%
(collateralized by US Treasury Notes;			Singapore	1 .37%
$5,624,805; 0.00% - 4.63%; dated 06/25/10 -			Finland	0 .96%
10/15/15)			Portugal	0 .83%
Investment in Joint Trading Account; Credit Suisse	3,587	3,587	Belgium	0 .43%
Repurchase Agreement; 0.19% dated			Greece	0 .38%
04/30/10 maturing 05/03/10 (collateralized by			Other Assets in Excess of Liabilities, Net	0 .24%
Sovereign Agency Issues; $3,658,638; 0.00%			TOTAL NET ASSETS	100.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	5,515	5,514
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $5,624,804; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	5,515	5,514
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $5,624,805; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
$ 20,130
TOTAL REPURCHASE AGREEMENTS		$ 20,130
Total Investments		$ 1,340,257
Other Assets in Excess of Liabilities, Net -
0.24%		$ 3,233
TOTAL NET ASSETS - 100.00%		$ 1,343,490

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 134,013
Unrealized Depreciation		(48,553)
Net Unrealized Appreciation (Depreciation)		$ 85,460
Cost for federal income tax purposes		$ 1,254,797
All dollar amounts are shown in thousands (000's)

See accompanying notes

246

Schedule of Investments
International Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS - 95.28%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.05%			Banks (continued)
Dentsu Inc	7,000 $	191	Banca Monte dei Paschi di Siena SpA	87,660 $	121
Hakuhodo DY Holdings Inc	6,500	369	Banca Popolare di Milano Scarl	77,902	438
	$ 560		Banco Bilbao Vizcaya Argentaria SA	410,986	5,405
Aerospace & Defense - 2.41%			Banco Comercial Portugues SA	755,514	710
BAE Systems PLC	185,203	971	Banco Espirito Santo SA	43,767	210
European Aeronautic Defence and Space Co NV	494,571	9,186	Banco Popular Espanol SA	69,915	495
Finmeccanica SpA	84,757	1,086	Banco Santander SA	1,354,284	17,220
Meggitt PLC	90,213	429	Bank of Kyoto Ltd/The	67,000	589
MTU Aero Engines Holding AG	8,200	449	Bank of Nagoya Ltd/The	24,000	91
Rolls-Royce Group PLC (a)	1,479,790	13,039	Bank of Yokohama Ltd/The	101,000	525
Saab AB	1,155	18	Barclays PLC	1,624,531	8,345
	$ 25,178		Bendigo and Adelaide Bank Ltd	28,252	255
Agriculture - 1.41%			BNP Paribas	146,966	10,094
British American Tobacco PLC	278,972	8,772	BOC Hong Kong Holdings Ltd	164,000	393
Golden Agri-Resources Ltd (a)	275,000	116	Chiba Bank Ltd/The	63,000	399
Imperial Tobacco Group PLC	24,089	686	Chiba Kogyo Bank Ltd/The (a)	5,300	37
KT&G Corp	101,427	5,113	Commonwealth Bank of Australia	165,918	8,877
	$ 14,687		Credit Agricole SA	30,868	442
Airlines - 0.85%			Credit Suisse Group AG	38,215	1,754
Air New Zealand Ltd	136,800	135	Credito Emiliano SpA	49,773	304
Cathay Pacific Airways Ltd	180,000	375	Daishi Bank Ltd/The	28,000	95
Deutsche Lufthansa AG (a)	47,528	785	Danske Bank A/S (a)	78,944	2,061
Qantas Airways Ltd (a)	80,918	209	DBS Group Holdings Ltd	216,000	2,378
Singapore Airlines Ltd	673,000	7,389	Deutsche Bank AG	35,044	2,420
	$ 8,893		DnB NOR ASA	236,777	2,802
Apparel - 1.14%			Eighteenth Bank Ltd/The	20,000	56
Christian Dior SA	11,000	1,171	Erste Group Bank AG	12,246	544
Tokyo Style Co Ltd	4,000	33	Fukuoka Financial Group Inc	64,000	278
Yue Yuen Industrial Holdings Ltd	3,045,500	10,610	Gunma Bank Ltd/The	33,000	178
	$ 11,814		Hachijuni Bank Ltd/The	35,000	196
			Hang Seng Bank Ltd	44,000	600
Automobile Manufacturers - 3.27%			HSBC Holdings PLC	1,450,536	14,770
Bayerische Motoren Werke AG	11	1	HSBC Holdings PLC	960,566	9,809
Daihatsu Motor Co Ltd	8,000	77
Daimler AG (a)	55,211	2,825	Hyakugo Bank Ltd/The	27,000	121
			Hyakujushi Bank Ltd/The	8,000	33
Fiat SpA	133,538	1,753	Intesa Sanpaolo SpA	457,593	1,508
Fuji Heavy Industries Ltd	119,000	666	Intesa Sanpaolo SpA-RSP	75,234	200
Hino Motors Ltd	20,000	101	Iyo Bank Ltd/The	7,000	65
Honda Motor Co Ltd	164,500	5,567	Joyo Bank Ltd/The	54,000	225
Kanto Auto Works Ltd	2,900	24	Kagoshima Bank Ltd/The	23,000	151
Mazda Motor Corp	285,000	841	KBC Groep NV (a)	8,259	370
Nissan Motor Co Ltd	241,400	2,101	Lloyds Banking Group PLC (a)	830,264	831
Nissan Shatai Co Ltd	19,000	142
Peugeot SA (a)	6,858	203	Mitsubishi UFJ Financial Group Inc	2,325,900	12,120
			Mizuho Financial Group Inc	1,118,700	2,154
Scania AB	9,035	157	National Australia Bank Ltd	230,592	5,891
Suzuki Motor Corp	18,100	380	Natixis (a)	132,109	676
Toyota Auto Body Co Ltd	11,300	182	Nishi-Nippon City Bank Ltd/The	56,000	161
Toyota Motor Corp	478,000	18,469	Nordea Bank AB	497,332	4,852
Volkswagen AG	1,272	120	Oversea-Chinese Banking Corp Ltd	70,000	445
Volkswagen AG	6,017	575	Pohjola Bank PLC	11,354	124
	$ 34,184		Resona Holdings Inc	39,900	487
Automobile Parts & Equipment - 0.28%			Royal Bank of Scotland Group PLC (a)	565,300	463
Aichi Machine Industry Co Ltd	9,000	37	San-In Godo Bank Ltd/The	19,000	146
Aisan Industry Co Ltd	4,400	37	Senshu Ikeda Holdings Inc	39,500	68
Bridgestone Corp	31,400	523	Skandinaviska Enskilda Banken AB	1,441,947	9,829
NGK Spark Plug Co Ltd	8,000	109	Societe Generale	41,046	2,192
Nippon Seiki Co Ltd	6,000	66	Sumitomo Mitsui Financial Group Inc	138,900	4,594
Pirelli & C SpA	533,000	307	Sumitomo Trust & Banking Co Ltd/The	134,000	810
Showa Corp	5,800	42	Suncorp-Metway Ltd	171,491	1,418
Sumitomo Electric Industries Ltd	40,500	498	Svenska Handelsbanken AB	34,985	981
Sumitomo Rubber Industries Ltd	14,000	125	Sydbank A/S (a)	2,479	73
Takata Corp	8,300	208	UBS AG (a)	919,152	14,240
Topre Corp	6,100	50	UniCredit SpA	3,402,725	8,917
Toyo Tire & Rubber Co Ltd	28,000	63	Unione di Banche Italiane SCPA	29,506	365
Toyota Industries Corp	14,100	411	United Overseas Bank Ltd	103,000	1,507
Valeo SA (a)	12,600	422
			Vontobel Holding AG	1,325	38
Yokohama Rubber Co Ltd/The	4,000	19	Yamaguchi Financial Group Inc	47,000	470
	$ 2,917			$ 174,981
Banks - 16.78%			Beverages - 0.45%
Aichi Bank Ltd/The	1,300	90	Carlsberg A/S	29,935	2,419
Australia & New Zealand Banking Group Ltd	247,164	5,475	Coca Cola Hellenic Bottling Co SA	628	17

See accompanying notes

247

Schedule of Investments
International Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Beverages (continued)			Computers (continued)
Coca-Cola Amatil Ltd	32,000 $	330	Obic Co Ltd	600 $	120
Foster's Group Ltd	107,191	537		$ 4,779
Heineken NV	13,800	644	Consumer Products - 0.02%
Kirin Holdings Co Ltd	47,000	673	Henkel AG & Co KGaA	2,533	115
Mikuni Coca-Cola Bottling Co Ltd	1,600	13	Kokuyo Co Ltd	900	8
Sapporo Holdings Ltd	21,000	103	Societe BIC SA	734	57
	$ 4,736			$ 180
Building Materials - 0.49%			Distribution & Wholesale - 1.05%
Asahi Glass Co Ltd	14,000	165	Canon Marketing Japan Inc	5,400	85
Boral Ltd	23,655	128	DCC PLC	6,685	179
Cie de St-Gobain	22,298	1,101	ITOCHU Corp	221,000	1,915
Cimpor Cimentos de Portugal SGPS SA	18,767	136	Itochu-Shokuhin Co Ltd	1,400	44
Fletcher Building Ltd	22,120	134	Iwatani Corp	28,000	81
Fujitec Co Ltd	7,000	41	Japan Pulp & Paper Co Ltd	13,000	46
Geberit AG	1,117	198	Jardine Cycle & Carriage Ltd	25,000	550
Holcim Ltd	21,916	1,633	Marubeni Corp	255,000	1,504
Imerys SA	1,413	86	Mitsubishi Corp	114,700	2,717
JS Group Corp	20,200	396	Mitsui & Co Ltd	119,200	1,791
Lafarge SA	11,593	841	San-Ai Oil Co Ltd	9,000	41
Taiheiyo Cement Corp	35,000	49	Sumitomo Corp	124,400	1,498
Titan Cement Co SA	4,593	122	Toyota Tsusho Corp	31,200	466
	$ 5,030			$ 10,917
Chemicals - 6.37%			Diversified Financial Services - 0.62%
Akzo Nobel NV	257,521	15,229	Aeon Credit Service Co Ltd	6,500	71
Arkema SA	9,000	375	Credit Saison Co Ltd	13,100	192
BASF SE	81,196	4,735	Criteria Caixacorp SA	67,085	334
Bayer AG	111,758	7,164	Daiwa Securities Group Inc	241,000	1,247
Daicel Chemical Industries Ltd	21,000	135	Guoco Group Ltd	24,000	250
Denki Kagaku Kogyo KK	40,000	178	Hitachi Capital Corp	7,400	112
DIC Corp	80,000	171	Jaccs Co Ltd	16,000	41
Givaudan SA	9,856	8,576	London Stock Exchange Group PLC	27,200	283
Hitachi Chemical Co Ltd	8,200	178	Macquarie Group Ltd	23,053	1,051
Incitec Pivot Ltd	128,314	379	Mediobanca SpA - Warrants (a),(b)	13,120	1
Kaneka Corp	67,000	423	Mitsubishi UFJ Lease & Finance Co Ltd	4,490	174
Kansai Paint Co Ltd	17,000	129	Mizuho Securities Co Ltd	47,000	130
Koninklijke DSM NV	12,305	550	Nomura Holdings Inc	217,800	1,506
Linde AG	109,610	13,097	ORIX Corp	6,000	549
Mitsubishi Chemical Holdings Corp	112,500	600	Ricoh Leasing Co Ltd	3,400	86
Mitsubishi Gas Chemical Co Inc	32,000	193	Schroders PLC	6,638	140
Nippon Shokubai Co Ltd	18,000	163	Singapore Exchange Ltd	25,000	148
Sekisui Jushi Corp	5,000	46	Takefuji Corp	15,770	64
Shin-Etsu Chemical Co Ltd	212,900	12,273		$ 6,379
Showa Denko KK	40,000	91	Electric - 3.66%
Solvay SA	12,835	1,226	AGL Energy Ltd	35,974	498
Sumitomo Chemical Co Ltd	110,000	520	BKW FMB Energie AG	1,098	73
Tokuyama Corp	15,000	84	Chubu Electric Power Co Inc	37,800	878
Tosoh Corp	42,000	118	CLP Holdings Ltd	133,000	932
	$ 66,633		E.ON AG	371,338	13,734
Coal - 0.02%			Edison SpA	828,000	1,131
Whitehaven Coal Ltd	38,800	190	EDP - Energias de Portugal SA	69,750	250
			Enel SpA	400,485	2,098
Commercial Services - 0.25%			Fortum OYJ	26,916	696
Atlantia SpA	7,403	158	GDF Suez	74,527	2,650
Brambles Ltd	76,618	509	Hokkaido Electric Power Co Inc	36,500	708
Dai Nippon Printing Co Ltd	56,000	776	Hongkong Electric Holdings Ltd	83,500	493
Intoll Group	194,326	200	Iberdrola SA	223,693	1,775
Kamigumi Co Ltd	21,000	173	International Power PLC	81,249	411
SIA Engineering Co Ltd	23,000	62	Kansai Electric Power Co Inc/The	43,600	970
Sohgo Security Services Co Ltd	400	4	Kyushu Electric Power Co Inc	21,600	437
Toppan Forms Co Ltd	300	3	National Grid PLC	96,889	934
Toppan Printing Co Ltd	72,000	657	Public Power Corp SA	37,528	614
	$ 2,542		RWE AG	61,543	5,055
Computers - 0.46%			Scottish & Southern Energy PLC	23,606	392
Atos Origin SA (a)	10,588	537	Shikoku Electric Power Co Inc	5,000	134
Dimension Data Holdings PLC	9,016	13	SP AusNet	106,244	87
Fujitsu Ltd	118,000	830	Tohoku Electric Power Co Inc	49,100	1,001
Gemalto NV (a)	57,821	2,577	Tokyo Electric Power Co Inc/The	86,200	2,164
Itochu Techno-Solutions Corp	2,300	87		$ 38,115
Japan Digital Laboratory Co Ltd	2,400	29	Electrical Components & Equipment - 0.62%
Logica PLC	265,000	554	Brother Industries Ltd	17,500	213
NEC Fielding Ltd	2,400	32
See accompanying notes			248

Schedule of Investments International Value Fund I April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electrical Components & Equipment			Food (continued)
(continued)			Parmalat SpA	141,886 $	374
Fujikura Ltd	34,000 $	182	Yamazaki Baking Co Ltd	10,000	128
Funai Electric Co Ltd	3,800	148	Yokohama Reito Co Ltd	6,000	43
Furukawa Electric Co Ltd	25,000	124	Yonekyu Corp	1,000	9
HI-LEX Corp	3,600	45		$ 7,545
Hitachi Ltd	505,000	2,220	Food Service - 0.01%
Legrand SA	5,618	183	Compass Group PLC	13,702	111
Nexans SA	1,233	97
Schneider Electric SA	28,450	3,230	Forest Products & Paper - 0.50%
Toshiba TEC Corp	22,000	91	Chuetsu Pulp & Paper Co Ltd	12,000	22
	$ 6,533		Holmen AB	4,183	106
Electronics - 0.47%			Mondi PLC	76,000	513
Advantest Corp	6,000	155	Nippon Paper Group Inc	7,600	213
Hosiden Corp	7,100	90	OJI Paper Co Ltd	70,000	330
Koninklijke Philips Electronics NV	56,721	1,904	Svenska Cellulosa AB	207,778	2,707
Kyocera Corp	4,900	492	UPM-Kymmene OYJ	94,043	1,350
Mabuchi Motor Co Ltd	6,700	369		$ 5,241
NEC Corp	335,000	1,103	Gas - 1.44%
Omron Corp	5,800	135	Enagas	232,414	4,661
Toshiba Corp	103,000	594	Gas Natural SDG SA	83,324	1,422
Yokogawa Electric Corp	9,100	78	Osaka Gas Co Ltd	101,000	352
	$ 4,920		Snam Rete Gas SpA	1,774,600	8,428
Engineering & Contruction - 1.86%			Toho Gas Co Ltd	18,000	91
Balfour Beatty PLC	19,126	81		$ 14,954
Bouygues SA	50,672	2,511	Hand & Machine Tools - 0.68%
Chudenko Corp	2,100	26	Fuji Electric Holdings Co Ltd	29,000	87
Downer EDI Ltd	35,900	229	Makita Corp	3,300	102
Fomento de Construcciones y Contratas SA	9,200	301	Schindler Holding AG	89	8
Koninklijke Boskalis Westminster NV	4,638	209	SMC Corp/Japan	48,500	6,951
Leighton Holdings Ltd	15,500	522		$ 7,148
Maeda Corp	7,000	23	Healthcare - Products - 0.02%
Maeda Road Construction Co Ltd	12,000	103	Fresenius SE	2,275	161
MAp Group	20,945	60
NEC Networks & System Integration Corp	500	6	Holding Companies - Diversified - 0.45%
Nippo Corp	13,000	100	CIR-Compagnie Industriali Riunite SpA (a)	7,287	15
Obayashi Corp	54,000	241	Drax Group PLC	29,965	165
SembCorp Industries Ltd	190,000	578	First Pacific Co Ltd/Hong Kong	268,000	180
Singapore Airport Terminal Services Ltd	3,000	6	HKR International Ltd	162,400	62
Skanska AB	33,233	551	Hutchison Whampoa Ltd	157,000	1,078
Strabag SE	9,006	234	Jardine Matheson Holdings Ltd	11,400	418
Taisei Corp	81,000	185	Jardine Strategic Holdings Ltd	8,000	169
Toda Corp	24,000	87	Keppel Corp Ltd	76,000	539
Vinci SA	238,524	13,292	NWS Holdings Ltd	66,000	115
Yurtec Corp	1,000	5	Swire Pacific Ltd	72,000	804
	$ 19,350		Wharf Holdings Ltd	206,000	1,115
Entertainment - 1.60%				$ 4,660
Heiwa Corp	300	3	Home Builders - 0.07%
Mars Engineering Corp	800	16	Daiwa House Industry Co Ltd	42,000	452
OPAP SA	351,859	7,147	Mitsui Home Co Ltd	8,000	49
Sankyo Co Ltd	173,700	8,018	Sekisui Chemical Co Ltd	35,000	239
TABCORP Holdings Ltd	123,182	778		$ 740
Tatts Group Ltd	263,927	602	Home Furnishings - 0.31%
Toei Co Ltd	14,000	73	Corona Corp	1,200	14
	$ 16,637		Electrolux AB	40,500	1,042
Food - 0.73%			Matsushita Electric Industrial Co Ltd	82,500	1,209
Ajinomoto Co Inc	88,000	826	Pioneer Corp	16,600	63
Associated British Foods PLC	18,361	282	Sharp Corp/Japan	17,000	220
Carrefour SA	11,247	551	Sony Corp	20,000	685
Casino Guichard Perrachon SA	7,865	694		$ 3,233
Delhaize Group SA	27,186	2,249	Insurance - 6.96%
Goodman Fielder Ltd	327,103	439	Ageas	119,298	367
House Foods Corp	2,400	35	Allianz SE	26,966	3,084
Kato Sangyo Co Ltd	4,200	65	AMP Ltd	133,553	767
Maxvalu Nishinihon Co Ltd	2,800	40	Aviva PLC	2,418,453	12,785
MEIJI Holdings Co Ltd	14,900	538	AXA Asia Pacific Holdings Ltd	83,388	473
Metcash Ltd	62,822	236	AXA SA	424,782	8,441
Metro AG	3,203	192	Baloise-Holding AG	14,292	1,126
Nippon Beet Sugar Manufacturing Co Ltd	15,000	36	CNP Assurances	1,947	164
Nippon Meat Packers Inc	29,000	367	Grupo Catalana Occidente SA	13,359	269
Nisshin Seifun Group Inc	15,000	184	Hannover Rueckversicherung AG	4,951	234
Nutreco Holding NV	4,112	257
See accompanying notes			249

Schedule of Investments
International Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Machinery - Diversified - 1.36%
Helvetia Holding AG	1,500 $	458	Amada Co Ltd	17,000 $	140
ING Groep NV (a)	187,210	1,652	Fanuc Ltd	106,900	12,623
Insurance Australia Group Ltd	61,800	217	Kubota Corp	56,000	492
Legal & General Group PLC	1,386,278	1,803	MAN SE	5,422	509
Mediolanum SpA	11,708	59	Metso OYJ	10,548	407
MS&AD Insurance Group Holdings	59,050	1,697	Mitsubishi Heavy Industries Ltd	3,000	12
Muenchener Rueckversicherungs AG	11,729	1,656		$ 14,183
NKSJ Holdings Inc	101,000	733	Media - 2.18%
Old Mutual PLC	1,184,817	2,091	Fairfax Media Ltd	436,895	690
Prudential PLC	154,941	1,360	Fuji Media Holdings Inc	36	58
QBE Insurance Group Ltd	75,933	1,471	Gestevision Telecinco SA	7,872	112
RSA Insurance Group PLC	268,855	498	Mediaset SpA	57,385	454
Sampo OYJ	11,843	291	Metropole Television SA	1,809	47
SCOR SE	8,693	205	PagesJaunes Groupe SA	10,164	122
Sony Financial Holdings Inc	4,019	14,494	Pearson PLC	48,034	768
Standard Life PLC	104,057	316	Reed Elsevier NV	1,315,758	15,670
Swiss Life Holding AG (a)	8,203	997	Sanoma OYJ	6,395	124
Swiss Reinsurance Co Ltd	12,521	543	SKY Perfect JSAT Holdings Inc	370	149
T&D Holdings Inc	31,750	830	Societe Television Francaise 1	3,375	63
Tokio Marine Holdings Inc	11,100	331	Television Broadcasts Ltd	15,000	72
Zurich Financial Services	59,622	13,218	Tohokushinsha Film Corp	5,300	33
	$ 72,630		Tokyo Broadcasting System Holdings Inc	14,500	251
Internet - 0.04%			TV Asahi Corp	110	179
eAccess Ltd	5	4	Vivendi SA	90,693	2,379
SBI Holdings Inc/Japan	1,395	299	WPP PLC	154,625	1,639
So-net Entertainment Corp	20	52		$ 22,810
United Internet AG	2,187	33	Metal Fabrication & Hardware - 0.08%
	$ 388		Assa Abloy AB	9,219	213
Investment Companies - 0.05%			Sumikin Bussan Corp	17,000	42
Kinnevik Investment AB	8,757	161	Vallourec SA	3,152	628
Ratos AB	4,097	128		$ 883
Resolution Ltd	200,940	224	Mining - 1.05%
	$ 513		Antofagasta PLC	11,013	167
Iron & Steel - 0.49%			BHP Billiton Ltd	11,900	435
ArcelorMittal	49,490	1,926	Boliden AB	45,458	625
BlueScope Steel Ltd	141,710	340	Eurasian Natural Resources Corp PLC	26,645	494
JFE Holdings Inc	22,300	795	Mitsubishi Materials Corp	49,000	147
Kobe Steel Ltd	8,000	18	Mitsui Mining & Smelting Co Ltd	16,000	44
Kyoei Steel Ltd	5,200	96	Orica Ltd	54,042	1,311
Mount Gibson Iron Ltd (a)	103,900	160	Rio Tinto Ltd	6,500	425
OneSteel Ltd	112,235	361	Rio Tinto PLC	130,056	6,724
Osaka Steel Co Ltd	4,900	78	Sumitomo Metal Mining Co Ltd	23,000	340
SSAB AB - A Shares	15,041	263	Xstrata PLC	12,681	208
SSAB AB - B Shares	6,901	107		$ 10,920
ThyssenKrupp AG	17,210	560	Miscellaneous Manufacturing - 3.03%
Toyo Kohan Co Ltd	9,000	50	CSR Ltd	119,874	191
Voestalpine AG	8,761	326	FUJIFILM Holdings Corp	19,700	675
Yodogawa Steel Works Ltd	14,000	62	Hi-P International Ltd	8,000	4
	$ 5,142		Konica Minolta Holdings Inc	69,500	879
Leisure Products & Services - 0.22%			Siemens AG	247,209	24,139
Carnival PLC	13,226	573	Sulzer AG	52,023	5,158
Daiichikosho Co Ltd	7,200	96	Tamron Co Ltd	700	12
Roland Corp	100	1	Tokai Rubber Industries Inc	10,900	134
Sega Sammy Holdings Inc	43,000	562	Tomkins PLC	35,187	133
Shimano Inc	100	5	Wartsila OYJ	7,028	358
SRI Sports Ltd	34	34		$ 31,683
Thomas Cook Group PLC	142,000	539	Office & Business Equipment - 0.47%
TUI AG (a)	11,521	127	Canon Inc	83,400	3,815
Yamaha Motor Co Ltd	34,700	512	Ricoh Co Ltd	33,000	561
	$ 2,449		Seiko Epson Corp	30,000	531
Lodging - 0.73%				$ 4,907
Accor SA	123,810	7,074	Oil & Gas - 6.22%
Crown Ltd	34,977	264	BP PLC	1,549,773	13,517
Millennium & Copthorne Hotels PLC	47,000	339	Caltex Australia Ltd	10,395	111
	$ 7,677		ENI SpA	184,930	4,133
Machinery - Construction & Mining - 0.01%			Inpex Corp	93	654
Danieli & C. Officine Meccaniche SpA	2,157	54	JX Holdings Inc (a)	212,310	1,184
Tadano Ltd	4,000	22	OMV AG	32,435	1,159
	$ 76		Repsol YPF SA	37,461	880
			Royal Dutch Shell PLC - A Shares	251,855	7,844

See accompanying notes

250

Schedule of Investments International Value Fund I April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
Royal Dutch Shell PLC - A Shares	111,400 $	3,495	Champion REIT	83,000 $	39
Royal Dutch Shell PLC - B Shares	427,998	12,904	Corio NV	4,264	247
Santos Ltd	34,100	433	Dexus Property Group	390,696	290
Statoil ASA	229,700	5,554	Fonciere Des Regions	6,540	677
Total SA	156,147	8,496	Fonciere Des Regions - Warrants (a)	1,924	2
Transocean Ltd (a)	61,925	4,572	Fortune Real Estate Investment Trust	13,000	6
	$ 64,936		Gecina SA	5,510	566
Oil & Gas Services - 1.71%			Japan Prime Realty Investment Corp	44	105
Technip SA	223,551	17,875	Japan Real Estate Investment Corp	35	292
			Japan Retail Fund Investment Corp	108	145
Packaging & Containers - 0.89%			Klepierre	7,327	252
Amcor Ltd/Australia	97,112	588	Land Securities Group PLC	44,915	449
Nihon Yamamura Glass Co Ltd	2,000	6	Link REIT/The	325,000	797
Rexam PLC	1,632,181	8,048	Nippon Building Fund Inc	42	352
Toyo Seikan Kaisha Ltd	34,100	587	Nomura Real Estate Office Fund Inc	21	118
	$ 9,229		Segro PLC	38,511	182
Pharmaceuticals - 6.21%			Starhill Global REIT	174,000	77
Astellas Pharma Inc	69,800	2,444	Stockland	195,774	714
AstraZeneca PLC	213,261	9,423	Unibail-Rodamco SE	5,419	1,024
Celesio AG	10,181	332	Westfield Group	209,817	2,479
Daiichi Sankyo Co Ltd	38,400	667		$ 9,210
Dainippon Sumitomo Pharma Co Ltd	46,500	385	Retail - 1.43%
Eisai Co Ltd	14,700	503	Aeon Co Ltd	52,600	602
GlaxoSmithKline PLC	94,781	1,759	Alpen Co Ltd	4,400	77
Kyorin Co Ltd	9,000	130	Aoyama Trading Co Ltd	7,200	125
Medipal Holdings Corp	26,800	334	Autogrill SpA (a)	8,185	100
Mitsubishi Tanabe Pharma Corp	19,000	251	Cawachi Ltd	1,400	29
Novartis AG	208,616	10,636	Cie Financiere Richemont SA	189,811	7,001
Ono Pharmaceutical Co Ltd	6,700	278	Citizen Holdings Co Ltd	23,500	163
Roche Holding AG	63,680	10,054	CREATE SD Holdings Co Ltd	200	4
Sanofi-Aventis SA	359,021	24,492	Geo Corp	64	69
Suzuken Co Ltd	6,000	229	Heiwado Co Ltd	4,700	60
Taisho Pharmaceutical Co	4,000	73	Home Retail Group PLC	223,569	938
Takeda Pharmaceutical Co Ltd	53,800	2,310	J Front Retailing Co Ltd	36,000	210
Torii Pharmaceutical Co Ltd	3,500	61	Kasumi Co Ltd	6,400	33
UCB SA	11,028	427	Kohnan Shoji Co Ltd	2,900	37
VITAL KSK Holdings Inc	1,100	7	Marks & Spencer Group PLC	63,042	353
	$ 64,795		Marui Group Co Ltd	18,000	142
Real Estate - 0.63%			Okuwa Co Ltd	5,000	56
CapitaMalls Asia Ltd	113,000	178	Plenus Co Ltd	300	4
Cheung Kong Holdings Ltd	124,000	1,529	PPR	4,312	579
Chinese Estates Holdings Ltd	80,000	136	Takashimaya Co Ltd	25,000	237
Daito Trust Construction Co Ltd	3,100	165	Travis Perkins PLC (a)	26,230	339
Fraser and Neave Ltd	79,000	281	Valor Co Ltd	2,800	23
GAGFAH SA	36,000	286	Wesfarmers Ltd	121,107	3,246
Hang Lung Group Ltd	110,000	537	Wesfarmers Ltd	12,236	329
Hang Lung Properties Ltd	3,000	11	Wing On Co International Ltd	9,000	14
Heiwa Real Estate Co Ltd	16,500	52		$ 14,770
Henderson Land Development Co Ltd	68,000	429	Semiconductors - 0.87%
Henderson Land Development Co Ltd - Warrants	13,600	—	Elpida Memory Inc (a)	7,300	156
(a),(b),(c)			Infineon Technologies AG (a)	151,589	1,069
Hongkong Land Holdings Ltd	54,000	286	Rohm Co Ltd	6,700	497
Hopewell Holdings Ltd	46,000	134	Tokyo Electron Ltd	113,300	7,428
Hysan Development Co Ltd	53,000	156		$ 9,150
New World Development Ltd	172,000	305	Shipbuilding - 1.48%
Nexity	7,793	285	Cosco Corp Singapore Ltd	83,000	104
Pacific Century Premium Developments Ltd (a)	170,000	69	Hyundai Heavy Industries Co Ltd	66,516	15,054
Sino Land Co Ltd	142,000	254	Mitsui Engineering & Shipbuilding Co Ltd	121,000	323
TOC Co Ltd	1,000	5		$ 15,481
Tokyo Tatemono Co Ltd	23,000	106	Storage & Warehousing - 0.01%
Tokyu Community Corp	1,600	40	Mitsubishi Logistics Corp	5,000	65
Tokyu Land Corp	58,000	248
United Industrial Corp Ltd	45,000	68	Telecommunications - 6.72%
UOL Group Ltd	134,000	372	Alcatel-Lucent/France (a)	284,000	905
Wheelock & Co Ltd	192,000	597	Belgacom SA	12,492	439
Wheelock Properties Singapore Ltd	27,000	38	BT Group PLC	501,951	966
	$ 6,567		Daimei Telecom Engineering Corp	4,000	33
REITS - 0.88%			Deutsche Telekom AG	185,291	2,438
Ascendas Real Estate Investment Trust	102,000	142	Elisa OYJ (a)	11,057	212
BGP Holdings PLC (a),(b),(c)	738,711	—	Eutelsat Communications	2,847	101
CFS Retail Property Trust	144,811	255	France Telecom SA	661,791	14,487
See accompanying notes			251

Schedule of Investments
International Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Telecommunications (continued)				Amount
KDDI Corp	1,708 $	8,235	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Nippon Telegraph & Telephone Corp	26,700	1,087	Banks (continued)
Nokia OYJ	228,332	2,791	Investment in Joint Trading Account; Deutsche	$ 9,404	$ 9,404
NTT DoCoMo Inc	859	1,336	Bank Repurchase Agreement; 0.18% dated
PCCW Ltd	297,000	90	04/30/10 maturing 05/03/10 (collateralized by
Singapore Telecommunications Ltd	232,000	512	Sovereign Agency Issues; $9,592,133; 1.13%
Swisscom AG	6,397	2,171	- 3.75%; dated 09/09/11 - 03/09/12)
Tele2 AB	26,470	447	Investment in Joint Trading Account; Morgan	9,404	9,404
Telecom Corp of New Zealand Ltd	149,136	233	Stanley Repurchase Agreement; 0.18% dated
Telecom Italia SpA	2,266,148	3,168	04/30/10 maturing 05/03/10 (collateralized by
Telecom Italia SpA - RNC	486,197	549	Sovereign Agency Issues; $9,592,132; 0.00%
Telefonaktiebolaget LM Ericsson	52,906	611	- 5.85%; dated 03/03/10 - 02/19/25)
Telefonica SA	256,004	5,795			$ 34,329
Telenor ASA	24,000	341	TOTAL REPURCHASE AGREEMENTS		$ 34,329
TeliaSonera AB	265,332	1,818	Total Investments		$ 1,028,327
Telstra Corp Ltd	263,083	770	Other Assets in Excess of Liabilities, Net -
Vodafone Group PLC	9,291,546	20,589	1.43%		$ 14,961
		$ 70,124	TOTAL NET ASSETS - 100.00%		$ 1,043,288
Textiles - 0.07%
Kuraray Co Ltd	27,000	353
Teijin Ltd	130,000	415	(a) Non-Income Producing Security
		$ 768	(b) Security is Illiquid
Toys, Games & Hobbies - 0.23%			(c) Market value is determined in accordance with procedures established in
Namco Bandai Holdings Inc	28,300	282	good faith by the Board of Directors. At the end of the period, the value of
Nintendo Co Ltd	6,400	2,150	these securities totaled $0 or 0.00% of net assets.
		$ 2,432
Transportation - 2.78%
Central Japan Railway Co	84	684	Unrealized Appreciation (Depreciation)
Construcciones y Auxiliar de Ferrocarriles SA	620	340	The net federal income tax unrealized appreciation (depreciation) and federal tax
Deutsche Post AG	461,617	7,503	cost of investments held as of the period end were as follows:
Firstgroup PLC	47,344	275
Hankyu Hanshin Holdings Inc	63,000	293	Unrealized Appreciation		$ 154,997
Kawasaki Kisen Kaisha Ltd	17,000	72	Unrealized Depreciation		(29,194)
Keisei Electric Railway Co Ltd	39,000	231	Net Unrealized Appreciation (Depreciation)		$ 125,803
Mitsui OSK Lines Ltd	66,000	493	Cost for federal income tax purposes		$ 902,524
Neptune Orient Lines Ltd/Singapore (a)	38,000	60	All dollar amounts are shown in thousands (000's)
Nippon Express Co Ltd	68,000	320
Nippon Konpo Unyu Soko Co Ltd	4,000	48	Portfolio Summary (unaudited)
Nippon Yusen KK	113,000	465	Country		Percent
Orient Overseas International Ltd (a)	16,000	122
			Japan		19 .72%
Seino Holdings Corp	23,000	166	United Kingdom		14 .39%
Senko Co Ltd	13,000	52	France		12 .86%
TNT NV	533,224	16,295	Germany		8 .91%
Toll Holdings Ltd	18,633	122	Netherlands		8 .24%
West Japan Railway Co	325	1,182	Switzerland		7 .91%
Yamato Holdings Co Ltd	15,000	214	Australia		4 .33%
		$ 28,937	Spain		3 .75%
Water - 0.14%			Italy		3 .42%
Severn Trent PLC	19,704	348	United States		3 .29%
United Utilities Group PLC	56,640	464	Sweden		2 .36%
Veolia Environnement	20,322	638	Hong Kong		2 .23%
		$ 1,450	Korea, Republic Of		1 .93%
TOTAL COMMON STOCKS		$ 993,998	Singapore		1 .50%
	Maturity		Norway		0 .83%
	Amount		Greece		0 .75%
REPURCHASE AGREEMENTS - 3.29%	(000's)	Value (000's)	Finland		0 .61%
Banks - 3.29%			Belgium		0 .48%
Investment in Joint Trading Account; Bank of	$ 9,404	$ 9,404	Denmark		0 .44%
America Repurchase Agreement; 0.19%			Austria		0 .21%
dated 04/30/10 maturing 05/03/10			Luxembourg		0 .21%
(collateralized by US Treasury Notes;			Portugal		0 .12%
$9,592,133; 0.00% - 4.63%; dated 06/25/10 -			New Zealand		0 .04%
10/15/15)			Ireland		0 .02%
Investment in Joint Trading Account; Credit Suisse	6,117	6,117	Guernsey		0 .02%
Repurchase Agreement; 0.19% dated			Other Assets in Excess of Liabilities, Net		1 .43%
04/30/10 maturing 05/03/10 (collateralized by			TOTAL NET ASSETS		100.00%
Sovereign Agency Issues; $6,239,176; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)			Other Assets Summary (unaudited)
			Asset Type		Percent
			Futures		3 .91%

See accompanying notes

252

Schedule of Investments
International Value Fund I
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2010	Long	376 $	29,435	$ 28,680	$ (755)
S&P 500; June 2010	Long	41	11,922	12,130	208
					$ (547)
All dollar amounts are shown in thousands (000's)

See accompanying notes

253

Schedule of Investments LargeCap Blend Fund I

April 30, 2010 (unaudited)

COMMON STOCKS - 97.47%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.56%			Commercial Services (continued)
Boeing Co/The	34,922 $	2,529	Robert Half International Inc	14,387 $	394
Goodrich Corp	5,573	414	RR Donnelley & Sons Co	41,578	893
L-3 Communications Holdings Inc	6,542	612	SEI Investments Co	138,386	3,108
Lockheed Martin Corp	38,038	3,229		$ 9,718
Northrop Grumman Corp	162,362	11,013	Computers - 5.76%
United Technologies Corp	116,495	8,731	Accenture PLC - Class A	232,319	10,138
	$ 26,528		Apple Inc (a)	23,584	6,158
Agriculture - 2.65%			Computer Sciences Corp	5,888	309
Altria Group Inc	95,321	2,020	Dell Inc (a)	434,727	7,034
Archer-Daniels-Midland Co	210,229	5,874	EMC Corp/Massachusetts (a)	215,026	4,088
Lorillard Inc	133,181	10,438	Hewlett-Packard Co	87,633	4,554
Philip Morris International Inc	186,070	9,132	IBM Corp	79,950	10,314
	$ 27,464		Lexmark International Inc (a)	31,159	1,154
Airlines - 0.04%			SanDisk Corp (a)	47,382	1,890
Copa Holdings SA	7,578	430	Seagate Technology (a)	361,053	6,632
			Western Digital Corp (a)	183,163	7,526
Apparel - 0.20%				$ 59,797
Nike Inc	27,125	2,059	Consumer Products - 0.09%
			Kimberly-Clark Corp	15,640	958
Automobile Manufacturers - 0.59%
Ford Motor Co (a)	94,261	1,227	Cosmetics & Personal Care - 2.18%
Oshkosh Corp (a)	73,000	2,819	Colgate-Palmolive Co	35,716	3,004
PACCAR Inc	43,790	2,037	Procter & Gamble Co	315,333	19,601
	$ 6,083			$ 22,605
Automobile Parts & Equipment - 0.64%			Distribution & Wholesale - 0.36%
Autoliv Inc (a)	28,440	1,557	Ingram Micro Inc (a)	204,544	3,714
BorgWarner Inc (a)	7,684	333
Johnson Controls Inc	142,466	4,786	Diversified Financial Services - 1.01%
	$ 6,676		AmeriCredit Corp (a)	13,871	332
Banks - 8.42%			Ameriprise Financial Inc	4,130	191
Bank of America Corp	1,022,601	18,233	Discover Financial Services	79,326	1,226
Bank of New York Mellon Corp/The	207,876	6,471	Eaton Vance Corp	41,933	1,478
BB&T Corp	152,460	5,068	Federated Investors Inc	107,329	2,589
Capital One Financial Corp	107,096	4,649	Franklin Resources Inc	3,889	450
Citigroup Inc (a)	1,280,281	5,595	T Rowe Price Group Inc	72,904	4,192
JP Morgan Chase & Co	445,813	18,983		$ 10,458
PNC Financial Services Group Inc	30,535	2,052	Electric - 2.41%
State Street Corp	5,481	239	Ameren Corp	14,390	374
US Bancorp	314,504	8,420	Constellation Energy Group Inc	36,560	1,292
Wells Fargo & Co	533,683	17,670	Dominion Resources Inc/VA	50,485	2,110
	$ 87,380		DTE Energy Co	17,353	836
Beverages - 1.78%			Duke Energy Corp	598,699	10,046
Coca-Cola Co/The	137,004	7,323	Exelon Corp	148,580	6,477
Hansen Natural Corp (a)	44,117	1,945	Integrys Energy Group Inc	28,282	1,403
PepsiCo Inc	141,845	9,251	Mirant Corp (a)	53,028	618
	$ 18,519		Public Service Enterprise Group Inc	47,814	1,536
Biotechnology - 2.22%			Xcel Energy Inc	13,288	289
Amgen Inc (a)	161,123	9,242		$ 24,981
Biogen Idec Inc (a)	65,848	3,507	Electrical Components & Equipment - 0.90%
Celgene Corp (a)	24,298	1,505	Emerson Electric Co	178,924	9,345
Genzyme Corp (a)	41,379	2,203
Gilead Sciences Inc (a)	167,138	6,630	Electronics - 0.86%
	$ 23,087		Arrow Electronics Inc (a)	18,805	573
Building Materials - 0.05%			Avnet Inc (a)	29,188	933
Armstrong World Industries Inc (a)	11,090	483	Flextronics International Ltd (a)	93,724	726
			Garmin Ltd	3,615	135
Chemicals - 1.49%			Gentex Corp	58,397	1,255
Dow Chemical Co/The	149,821	4,619	Jabil Circuit Inc	19,247	295
Eastman Chemical Co	29,356	1,964	Tech Data Corp (a)	9,550	410
EI du Pont de Nemours & Co	95,626	3,810	Tyco Electronics Ltd	138,219	4,440
Huntsman Corp	180,093	2,055	Vishay Intertechnology Inc (a)	21,597	225
Monsanto Co	48,273	3,044		$ 8,992
	$ 15,492		Engineering & Contruction - 0.01%
Coal - 0.05%			URS Corp (a)	2,262	116
Peabody Energy Corp	11,696	546
			Entertainment - 0.15%
Commercial Services - 0.95%			Regal Entertainment Group	93,794	1,602
Apollo Group Inc (a)	24,755	1,421
Manpower Inc	60,600	3,400	Food - 0.93%
Moody's Corp	20,283	502	Hershey Co/The	25,411	1,195

See accompanying notes

254

Schedule of Investments LargeCap Blend Fund I

April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Leisure Products & Services - 0.21%
Hormel Foods Corp	58,951 $	2,403	Carnival Corp	51,871 $	2,163
Kraft Foods Inc	39,609	1,172
SUPERVALU Inc	12,444	185	Lodging - 0.27%
Tyson Foods Inc	239,808	4,698	Marriott International Inc/DE	77,522	2,850
	$ 9,653
Forest Products & Paper - 1.19%			Machinery - Construction & Mining - 0.33%
International Paper Co	183,005	4,894	Caterpillar Inc	50,692	3,452
MeadWestvaco Corp	6,920	188
Plum Creek Timber Co Inc	54,718	2,178	Machinery - Diversified - 0.14%
Rayonier Inc	103,170	5,053	Cummins Inc	20,617	1,489
	$ 12,313
Gas - 0.21%			Media - 3.10%
NiSource Inc	131,068	2,136	Comcast Corp - Class A	375,414	7,410
			Comcast Corp - Special Class A	124,403	2,345
Healthcare - Products - 2.97%			DISH Network Corp	147,442	3,266
Baxter International Inc	31,879	1,505	Scripps Networks Interactive	51,428	2,332
Becton Dickinson and Co	6,024	460	Time Warner Inc	337,764	11,173
Boston Scientific Corp (a)	446,767	3,074	Walt Disney Co/The	156,940	5,782
CareFusion Corp (a)	157,314	4,339		$ 32,308
Covidien PLC	8,486	407	Mining - 1.04%
Hill-Rom Holdings Inc	7,869	250	Alcoa Inc	76,823	1,032
Johnson & Johnson	235,981	15,174	Freeport-McMoRan Copper & Gold Inc	62,739	4,739
Medtronic Inc	50,932	2,225	Newmont Mining Corp	88,230	4,948
Stryker Corp	60,147	3,455		$ 10,719
	$ 30,889		Miscellaneous Manufacturing - 3.50%
Healthcare - Services - 1.06%			3M Co	32,473	2,880
Coventry Health Care Inc (a)	86,558	2,055	Eaton Corp	43,351	3,345
Humana Inc (a)	13,410	613	General Electric Co	964,160	18,184
UnitedHealth Group Inc	162,487	4,925	Honeywell International Inc	73,432	3,486
WellPoint Inc (a)	63,814	3,433	Illinois Tool Works Inc	60,570	3,095
	$ 11,026		Ingersoll-Rand PLC	78,414	2,900
Home Furnishings - 0.26%			Leggett & Platt Inc	15,867	389
Harman International Industries Inc (a)	54,739	2,161	Parker Hannifin Corp	10,743	743
Whirlpool Corp	4,385	477	Tyco International Ltd	33,752	1,309
	$ 2,638			$ 36,331
Housewares - 0.39%			Oil & Gas - 9.58%
Toro Co	71,472	4,070	Apache Corp	27,647	2,813
			Chesapeake Energy Corp	10,578	252
Insurance - 3.46%			Chevron Corp	227,329	18,514
ACE Ltd	4,342	231	Cimarex Energy Co	46,085	3,137
Berkshire Hathaway Inc (a)	57,355	4,416	ConocoPhillips	284,609	16,846
Berkshire Hathaway Inc - Class A (a)	31	3,575	Devon Energy Corp	178,014	11,986
Chubb Corp	60,114	3,179	Exxon Mobil Corp	463,908	31,476
Cincinnati Financial Corp	11,393	324	Hess Corp	19,340	1,229
Genworth Financial Inc (a)	13,851	229	Occidental Petroleum Corp	32,358	2,869
Loews Corp	43,031	1,602	Sunoco Inc	58,668	1,923
Mercury General Corp	6,161	277	Tesoro Corp	89,776	1,181
MetLife Inc	107,607	4,905	Transocean Ltd (a)	11,828	857
Prudential Financial Inc	67,186	4,270	Valero Energy Corp	296,357	6,161
Reinsurance Group of America Inc	2,537	131	XTO Energy Inc	5,419	258
RenaissanceRe Holdings Ltd	9,472	530		$ 99,502
Travelers Cos Inc/The	107,216	5,440	Oil & Gas Services - 1.49%
Unum Group	278,418	6,813	Baker Hughes Inc	37,089	1,845
	$ 35,922		Exterran Holdings Inc (a)	48,184	1,405
Internet - 3.06%			Halliburton Co	142,281	4,361
Amazon.com Inc (a)	31,645	4,337	National Oilwell Varco Inc	18,998	836
eBay Inc (a)	50,788	1,209	Schlumberger Ltd	98,771	7,054
Expedia Inc	126,126	2,978		$ 15,501
Google Inc (a)	28,208	14,822	Packaging & Containers - 0.03%
Liberty Media Corp - Interactive (a)	88,416	1,359	Sonoco Products Co	8,191	271
Symantec Corp (a)	256,478	4,301
VeriSign Inc (a)	99,981	2,727	Pharmaceuticals - 5.62%
	$ 31,733		Abbott Laboratories	7,173	367
Iron & Steel - 0.19%			Bristol-Myers Squibb Co	71,202	1,801
Nucor Corp	14,183	643	Cardinal Health Inc	130,883	4,540
Reliance Steel & Aluminum Co	12,042	588	Cephalon Inc (a)	26,470	1,699
Schnitzer Steel Industries Inc	12,912	697	Eli Lilly & Co	478,380	16,729
			Forest Laboratories Inc (a)	103,800	2,830
	$ 1,928
			Herbalife Ltd	6,710	324
			King Pharmaceuticals Inc (a)	115,849	1,135

See accompanying notes

255

Schedule of Investments
LargeCap Blend Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Textiles - 0.04%
McKesson Corp	59,783 $	3,875	Mohawk Industries Inc (a)	7,038 $	449
Medco Health Solutions Inc (a)	45,535	2,683
Merck & Co Inc	158,757	5,563	Transportation - 1.72%
NBTY Inc (a)	16,007	651	FedEx Corp	43,944	3,955
Pfizer Inc	966,048	16,152	United Parcel Service Inc	201,039	13,900
	$ 58,349				$ 17,855
REITS - 1.80%			TOTAL COMMON STOCKS		$ 1,011,692
Annaly Capital Management Inc	24,213	410		Maturity
AvalonBay Communities Inc	22,253	2,315		Amount
Nationwide Health Properties Inc	5,551	194	REPURCHASE AGREEMENTS - 2.30%	(000's)	Value (000's)
Public Storage Inc	13,935	1,350	Banks - 2.30%
Simon Property Group Inc	162,160	14,435	Investment in Joint Trading Account; Bank of	$ 6,540	$ 6,540
	$ 18,704		America Repurchase Agreement; 0.19%
Retail - 6.54%			dated 04/30/10 maturing 05/03/10
Abercrombie & Fitch Co	20,004	875	(collateralized by US Treasury Notes;
American Eagle Outfitters Inc	9,371	157	$6,670,404; 0.00% - 4.63%; dated 06/25/10 -
AutoNation Inc (a)	53,493	1,081	10/15/15)
Barnes & Noble Inc	13,614	300	Investment in Joint Trading Account; Credit Suisse	4,254	4,253
Big Lots Inc (a)	35,454	1,354	Repurchase Agreement; 0.19% dated
CVS Caremark Corp	117,428	4,336	04/30/10 maturing 05/03/10 (collateralized by
Dollar Tree Inc (a)	47,217	2,867	Sovereign Agency Issues; $4,338,745; 0.00%
Gap Inc/The	78,633	1,945	- 5.50%; dated 03/03/10 - 10/05/29)
Guess? Inc	26,933	1,235	Investment in Joint Trading Account; Deutsche	6,540	6,540
JC Penney Co Inc	26,584	775	Bank Repurchase Agreement; 0.18% dated
Kohl's Corp (a)	93,949	5,166	04/30/10 maturing 05/03/10 (collateralized by
Ltd Brands Inc	149,332	4,002	Sovereign Agency Issues; $6,670,404; 1.13%
Macy's Inc	37,874	879	- 3.75%; dated 09/09/11 - 03/09/12)
McDonald's Corp	55,554	3,921	Investment in Joint Trading Account; Morgan	6,540	6,540
Nordstrom Inc	23,824	985	Stanley Repurchase Agreement; 0.18% dated
Office Depot Inc (a)	43,870	301	04/30/10 maturing 05/03/10 (collateralized by
PetSmart Inc	78,752	2,604	Sovereign Agency Issues; $6,670,405; 0.00%
Ross Stores Inc	119,908	6,715	- 5.85%; dated 03/03/10 - 02/19/25)
Starbucks Corp	212,273	5,515			$ 23,873
TJX Cos Inc	108,844	5,044	TOTAL REPURCHASE AGREEMENTS		$ 23,873
Walgreen Co	121,785	4,281	Total Investments		$ 1,035,565
Wal-Mart Stores Inc	216,336	11,607	Other Assets in Excess of Liabilities, Net -
Williams-Sonoma Inc	64,463	1,857	0.23%		$ 2,420
	$ 67,802		TOTAL NET ASSETS - 100.00%		$ 1,037,985
Savings & Loans - 0.26%
Hudson City Bancorp Inc	203,886	2,712
			(a) Non-Income Producing Security
Semiconductors - 3.14%
Fairchild Semiconductor International Inc (a)	106,041	1,190
Integrated Device Technology Inc (a)	86,257	570
			Unrealized Appreciation (Depreciation)
Intel Corp	839,892	19,175	The net federal income tax unrealized appreciation (depreciation) and federal tax
LSI Corp (a)	132,581	798
Micron Technology Inc (a)	90,206	843	cost of investments held as of the period end were as follows:
NVIDIA Corp (a)	17,152	270
			Unrealized Appreciation		$ 120,247
Texas Instruments Inc	374,086	9,730	Unrealized Depreciation		(43,315)
	$ 32,576		Net Unrealized Appreciation (Depreciation)		$ 76,932
Software - 4.66%			Cost for federal income tax purposes		$ 958,633
Activision Blizzard Inc	288,341	3,195	All dollar amounts are shown in thousands (000's)
Adobe Systems Inc (a)	56,878	1,911
Microsoft Corp	1,033,711	31,570	Portfolio Summary (unaudited)
Oracle Corp	453,819	11,727	Sector		Percent
	$ 48,403		Consumer, Non-cyclical		20 .43%
Telecommunications - 4.91%			Financial		17 .25%
AT&T Inc	663,075	17,280	Technology		13 .56%
CenturyTel Inc	29,482	1,005	Energy		11 .12%
Cisco Systems Inc (a)	613,529	16,516
JDS Uniphase Corp (a)	17,376	226	Communications		11 .07%
Motorola Inc (a)	194,755	1,377	Industrial		10 .10%
NeuStar Inc (a)	17,245	422	Consumer, Cyclical		9 .71%
			Basic Materials		3 .91%
Qualcomm Inc	102,488	3,970	Utilities		2 .62%
Sprint Nextel Corp (a)	880,866	3,744
			Other Assets in Excess of Liabilities, Net		0 .23%
Telephone & Data Systems Inc	5,184	180	TOTAL NET ASSETS		100.00%
Tellabs Inc	178,290	1,619
Verizon Communications Inc	158,417	4,576
	$ 50,915		Other Assets Summary (unaudited)
			Asset Type		Percent
			Futures		2 .45%

See accompanying notes

256

Schedule of Investments
LargeCap Blend Fund I
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	86 $	24,769	$ 25,443	$ 674
					$ 674
All dollar amounts are shown in thousands (000's)

See accompanying notes

257

Schedule of Investments
LargeCap Blend Fund II
April 30, 2010 (unaudited)

COMMON STOCKS - 98.09%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Biotechnology - 1.56%
Interpublic Group of Cos Inc (a)	17,311 $	154	Amgen Inc (a)	48,556 $	2,785
Lamar Advertising Co (a)	3,900	145	Biogen Idec Inc (a)	13,128	699
Omnicom Group Inc	22,883	976	Celgene Corp (a)	96,355	5,969
	$ 1,275		Genzyme Corp (a)	6,628	353
Aerospace & Defense - 2.46%			Gilead Sciences Inc (a)	48,293	1,916
Boeing Co/The	70,662	5,118	Life Technologies Corp (a)	13,538	741
General Dynamics Corp	16,691	1,274	Vertex Pharmaceuticals Inc (a)	3,100	120
Goodrich Corp	9,028	669		$ 12,583
L-3 Communications Holdings Inc	4,136	387	Building Materials - 1.01%
Lockheed Martin Corp	21,704	1,843	Masco Corp	503,390	8,170
Northrop Grumman Corp	14,759	1,001
Orbital Sciences Corp (a)	228,340	4,197	Chemicals - 1.94%
Raytheon Co	16,689	973	Air Products & Chemicals Inc	50,899	3,908
Rockwell Collins Inc	6,398	416	CF Industries Holdings Inc	1,727	144
United Technologies Corp	52,593	3,942	Dow Chemical Co/The	46,751	1,442
	$ 19,820		Eastman Chemical Co	2,587	173
Agriculture - 1.68%			Ecolab Inc	8,460	413
Altria Group Inc	91,485	1,938	EI du Pont de Nemours & Co	39,817	1,586
Archer-Daniels-Midland Co	21,274	594	FMC Corp	2,573	164
Lorillard Inc	5,718	448	International Flavors & Fragrances Inc	2,812	141
Philip Morris International Inc	215,080	10,557	Monsanto Co	71,907	4,535
	$ 13,537		Potash Corp of Saskatchewan Inc	1,700	188
Airlines - 0.10%			PPG Industries Inc	5,945	418
Southwest Airlines Co	59,623	786	Praxair Inc	16,307	1,366
			Sherwin-Williams Co/The	9,892	772
Apparel - 0.40%			Sigma-Aldrich Corp	6,232	370
Coach Inc	32,555	1,359		$ 15,620
Nike Inc	18,080	1,372	Coal - 0.24%
Polo Ralph Lauren Corp	2,044	184	Consol Energy Inc	13,838	619
VF Corp	3,161	273	Massey Energy Co	5,726	209
	$ 3,188		Peabody Energy Corp	23,037	1,076
Automobile Manufacturers - 0.35%				$ 1,904
Ford Motor Co (a)	123,970	1,614	Commercial Services - 1.68%
PACCAR Inc	26,756	1,245	Apollo Group Inc (a)	11,774	676
	$ 2,859		Automatic Data Processing Inc	25,349	1,099
Automobile Parts & Equipment - 0.18%			DeVry Inc	2,200	137
Goodyear Tire & Rubber Co/The (a)	9,500	128	Equifax Inc	4,503	151
Johnson Controls Inc	37,342	1,254	H&R Block Inc	29,439	539
	$ 1,382		Mastercard Inc	4,926	1,222
Banks - 8.96%			Moody's Corp	142,978	3,535
Bank of America Corp	901,778	16,079	Paychex Inc	6,400	196
			Quanta Services Inc (a)	3,400	68
Bank of New York Mellon Corp/The	50,596	1,575
BB&T Corp	15,668	521	Robert Half International Inc	3,600	99
Capital One Financial Corp	10,660	463	RR Donnelley & Sons Co	7,308	157
Citigroup Inc (a)	869,926	3,802	SAIC Inc (a)	10,904	190
Comerica Inc	5,379	226	Total System Services Inc	7,022	112
			Verisk Analytics Inc (a)	10,400	291
Fifth Third Bancorp	41,500	619
First Horizon National Corp (a)	8,017	113	Visa Inc	45,916	4,143
Goldman Sachs Group Inc/The	25,674	3,728	Western Union Co/The	50,847	928
JP Morgan Chase & Co	350,107	14,907		$ 13,543
KeyCorp	49,600	447	Computers - 5.36%
M&T Bank Corp	2,942	257	Accenture PLC - Class A	13,200	576
Marshall & Ilsley Corp	48,098	438	Apple Inc (a)	80,071	20,908
Morgan Stanley	79,281	2,396	Cognizant Technology Solutions Corp (a)	6,045	310
Northern Trust Corp	15,250	838	Computer Sciences Corp	5,900	309
PNC Financial Services Group Inc	25,880	1,740	Dell Inc (a)	78,980	1,278
Regions Financial Corp	56,700	501	EMC Corp/Massachusetts (a)	93,610	1,779
State Street Corp	27,944	1,216	Hewlett-Packard Co	168,866	8,777
SunTrust Banks Inc	13,981	413	IBM Corp	64,811	8,360
US Bancorp	98,780	2,645	Lexmark International Inc (a)	2,778	103
Wells Fargo & Co	577,303	19,114	NetApp Inc (a)	9,000	312
Zions Bancorporation	8,000	230	Teradata Corp (a)	6,095	177
	$ 72,268		Western Digital Corp (a)	8,026	330
Beverages - 2.28%				$ 43,219
Brown-Forman Corp	3,910	227	Consumer Products - 0.57%
Coca-Cola Co/The	114,816	6,137	Clorox Co	17,361	1,123
Molson Coors Brewing Co	5,598	248	Fortune Brands Inc	6,100	320
PepsiCo Inc	180,721	11,787	Kimberly-Clark Corp	51,726	3,169
	$ 18,399			$ 4,612

See accompanying notes

258

Schedule of Investments
LargeCap Blend Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care - 2.18%			Electronics (continued)
Avon Products Inc	26,258 $	849	Waters Corp (a)	7,277 $	524
Colgate-Palmolive Co	17,722	1,491		$ 9,535
Estee Lauder Cos Inc/The	4,201	277	Energy - Alternate Sources - 0.56%
Procter & Gamble Co	240,748	14,964	First Solar Inc (a)	31,620	4,539
	$ 17,581
Distribution & Wholesale - 0.10%			Engineering & Contruction - 0.19%
Fastenal Co	8,300	454	Fluor Corp	14,273	754
Genuine Parts Co	8,481	363	Foster Wheeler AG (a)	8,700	261
	$ 817		Jacobs Engineering Group Inc (a)	4,428	213
Diversified Financial Services - 1.87%			McDermott International Inc (a)	9,800	269
American Express Co	128,148	5,910		$ 1,497
Ameriprise Financial Inc	9,080	421	Entertainment - 0.03%
Charles Schwab Corp/The	212,917	4,107	International Game Technology	12,000	253
CME Group Inc	2,364	776
Discover Financial Services	19,331	299	Environmental Control - 0.22%
Federated Investors Inc	3,136	75	Republic Services Inc	33,200	1,030
Franklin Resources Inc	9,929	1,148	Stericycle Inc (a)	5,000	295
IntercontinentalExchange Inc (a)	3,300	385	Waste Management Inc	11,484	398
Invesco Ltd	25,300	582		$ 1,723
Janus Capital Group Inc	13,300	187	Food - 2.42%
NASDAQ OMX Group Inc/The (a)	5,260	110	Campbell Soup Co	27,262	978
NYSE Euronext	10,500	343	ConAgra Foods Inc	15,051	368
SLM Corp (a)	11,200	137	General Mills Inc	7,993	569
T Rowe Price Group Inc	6,099	351	Hershey Co/The	8,422	396
TD Ameritrade Holding Corp (a)	12,900	258	HJ Heinz Co	7,724	362
	$ 15,089		Hormel Foods Corp	2,484	101
Electric - 2.25%			JM Smucker Co/The	4,238	259
AES Corp/The (a)	66,573	768	Kellogg Co	130,033	7,144
Allegheny Energy Inc	26,700	582	Kraft Foods Inc	71,211	2,108
Ameren Corp	8,437	219	Kroger Co/The	43,646	970
American Electric Power Co Inc	16,065	551	McCormick & Co Inc/MD	104,100	4,119
Calpine Corp (a)	24,000	327	Sara Lee Corp	24,832	353
CMS Energy Corp	8,176	133	Sysco Corp	32,839	1,036
Consolidated Edison Inc	9,990	452	Tyson Foods Inc	10,865	213
Constellation Energy Group Inc	23,953	847	Whole Foods Market Inc (a)	13,781	538
Dominion Resources Inc/VA	14,086	589		$ 19,514
DTE Energy Co	5,873	283	Forest Products & Paper - 0.63%
Duke Energy Corp	31,656	531	International Paper Co	156,013	4,171
Edison International	11,603	399	MeadWestvaco Corp	6,093	166
Entergy Corp	14,156	1,151	Plum Creek Timber Co Inc	5,797	231
Exelon Corp	119,303	5,201	Weyerhaeuser Co	10,300	510
FirstEnergy Corp	14,856	562		$ 5,078
FPL Group Inc	13,309	693	Gas - 0.32%
Integrys Energy Group Inc	2,719	135	CenterPoint Energy Inc	81,601	1,172
Northeast Utilities	5,955	165	Nicor Inc	1,610	70
NRG Energy Inc (a)	13,730	332	NiSource Inc	31,619	515
Pepco Holdings Inc	6,700	112	Sempra Energy	15,975	786
PG&E Corp	8,746	383		$ 2,543
PPL Corp	30,327	750	Hand & Machine Tools - 0.08%
Progress Energy Inc	12,456	497	Snap-On Inc	2,055	99
Public Service Enterprise Group Inc	21,732	698	Stanley Black & Decker Inc	9,192	571
SCANA Corp	3,785	149		$ 670
Southern Co	16,409	567	Healthcare - Products - 3.41%
TECO Energy Inc	25,756	436	Baxter International Inc	30,512	1,441
Wisconsin Energy Corp	4,162	219	Becton Dickinson and Co	4,862	371
Xcel Energy Inc	16,262	354	Boston Scientific Corp (a)	86,204	593
	$ 18,085		CareFusion Corp (a)	15,556	429
Electrical Components & Equipment - 0.33%			Covidien PLC	10,125	486
Emerson Electric Co	48,743	2,546	CR Bard Inc	4,700	407
Molex Inc	4,824	108	DENTSPLY International Inc	12,513	459
	$ 2,654		Edwards Lifesciences Corp (a)	36,900	3,804
Electronics - 1.18%			Hospira Inc (a)	9,773	526
Agilent Technologies Inc (a)	11,000	399	Intuitive Surgical Inc (a)	1,100	396
Amphenol Corp	5,879	272	Johnson & Johnson	211,251	13,584
Dolby Laboratories Inc (a)	92,550	6,360	Medtronic Inc	46,398	2,027
FLIR Systems Inc (a)	5,405	165	Patterson Cos Inc	3,167	101
Jabil Circuit Inc	6,789	104	St Jude Medical Inc (a)	21,053	860
Thermo Fisher Scientific Inc (a)	17,694	978	Stryker Corp	18,875	1,084
Tyco Electronics Ltd	22,825	733	Zimmer Holdings Inc (a)	16,129	982
				$ 27,550

See accompanying notes

259

Schedule of Investments
LargeCap Blend Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services - 0.74%			Lodging (continued)
Aetna Inc	16,999 $	502	Wynn Resorts Ltd	2,400 $	212
CIGNA Corp	17,400	558		$ 2,594
Coventry Health Care Inc (a)	5,269	125	Machinery - Construction & Mining - 0.14%
DaVita Inc (a)	4,900	306	Caterpillar Inc	12,770	870
Humana Inc (a)	12,546	574	Joy Global Inc	4,900	278
Quest Diagnostics Inc	5,529	316		$ 1,148
Tenet Healthcare Corp (a)	59,421	371	Machinery - Diversified - 0.33%
UnitedHealth Group Inc	54,181	1,642	Cummins Inc	6,836	494
WellPoint Inc (a)	28,196	1,517	Deere & Co	14,021	839
	$ 5,911		Flowserve Corp	1,989	228
Home Builders - 0.80%			Rockwell Automation Inc	18,963	1,151
DR Horton Inc	16,600	244		$ 2,712
Lennar Corp	8,300	165	Media - 2.87%
Toll Brothers Inc (a)	266,450	6,014	Cablevision Systems Corp	17,500	480
	$ 6,423		Comcast Corp - Class A	114,239	2,255
Home Furnishings - 0.08%			DIRECTV (a)	22,302	808
Harman International Industries Inc (a)	8,500	336	Discovery Communications Inc - A Shares (a)	3,450	134
Whirlpool Corp	2,643	288	Discovery Communications Inc - C Shares (a)	11,950	399
	$ 624		Gannett Co Inc	8,412	143
Housewares - 0.39%			McGraw-Hill Cos Inc/The	19,312	651
Newell Rubbermaid Inc	185,069	3,159	New York Times Co/The (a)	4,116	41
			News Corp - Class A	46,866	723
Insurance - 2.57%			News Corp - Class B	315,156	5,607
Aflac Inc	23,084	1,176	Scripps Networks Interactive	3,184	144
Allstate Corp/The	23,809	778	Time Warner Cable Inc	26,229	1,476
Aon Corp	26,952	1,144	Time Warner Inc	72,480	2,397
Assurant Inc	4,157	151	Viacom Inc (a)	14,149	500
Berkshire Hathaway Inc (a)	74,270	5,719	Walt Disney Co/The	203,376	7,492
Berkshire Hathaway Inc - Class A (a)	25	2,883		$ 23,250
Chubb Corp	21,391	1,131	Metal Fabrication & Hardware - 0.15%
Cincinnati Financial Corp	5,792	165	Precision Castparts Corp	9,686	1,243
Hartford Financial Services Group Inc	6,400	183
Loews Corp	18,700	697	Mining - 1.43%
Marsh & McLennan Cos Inc	31,765	770	Agnico-Eagle Mines Ltd	2,600	164
MetLife Inc	42,991	1,959	Alcoa Inc	19,982	269
Progressive Corp/The	24,010	482	Eldorado Gold Corp	12,000	183
Prudential Financial Inc	27,091	1,722	Freeport-McMoRan Copper & Gold Inc	52,112	3,936
Torchmark Corp	2,947	158	Newmont Mining Corp	112,968	6,336
Travelers Cos Inc/The	26,116	1,325	Titanium Metals Corp (a)	3,011	46
Unum Group	11,814	289	Vulcan Materials Co	10,300	590
	$ 20,732			$ 11,524
Internet - 2.33%			Miscellaneous Manufacturing - 4.13%
Akamai Technologies Inc (a)	9,500	369	3M Co	40,208	3,566
Amazon.com Inc (a)	22,071	3,025	Cooper Industries PLC	14,200	697
eBay Inc (a)	39,794	947	Danaher Corp	29,503	2,486
Expedia Inc	48,905	1,155	Dover Corp	6,629	346
Google Inc (a)	18,790	9,873	Eaton Corp	43,585	3,363
Liberty Media Corp - Interactive (a)	31,500	484	General Electric Co	838,178	15,807
McAfee Inc (a)	26,000	904	Honeywell International Inc	101,690	4,828
Priceline.com Inc (a)	2,764	725	Illinois Tool Works Inc	7,910	404
Symantec Corp (a)	18,793	315	Ingersoll-Rand PLC	7,400	274
VeriSign Inc (a)	19,948	544	ITT Corp	6,504	361
Yahoo! Inc (a)	24,423	404	Leggett & Platt Inc	5,417	133
	$ 18,745		Parker Hannifin Corp	5,721	396
Iron & Steel - 0.25%			Textron Inc	13,600	311
AK Steel Holding Corp	3,891	65	Tyco International Ltd	8,400	326
Cliffs Natural Resources Inc	9,063	567		$ 33,298
Nucor Corp	18,990	861	Office & Business Equipment - 0.07%
United States Steel Corp	10,100	552	Pitney Bowes Inc	7,375	187
	$ 2,045		Xerox Corp	32,454	354
Leisure Products & Services - 0.16%				$ 541
Carnival Corp	19,360	807	Oil & Gas - 8.10%
Harley-Davidson Inc	13,800	467	Anadarko Petroleum Corp	16,559	1,029
	$ 1,274		Apache Corp	8,179	832
Lodging - 0.32%			Chesapeake Energy Corp	13,284	316
Marriott International Inc/DE	29,218	1,074	Chevron Corp	106,082	8,640
MGM Mirage (a)	54,736	870	ConocoPhillips	61,099	3,617
Starwood Hotels & Resorts Worldwide Inc	4,900	267	Devon Energy Corp	17,506	1,179
Wyndham Worldwide Corp	6,359	171	Diamond Offshore Drilling Inc	40,250	3,183
			EOG Resources Inc	15,474	1,735

See accompanying notes

260

Schedule of Investments LargeCap Blend Fund II

April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
Exxon Mobil Corp	322,839 $	21,905	Vornado Realty Trust	5,583 $	465
Helmerich & Payne Inc	3,756	153		$ 6,348
Hess Corp	17,382	1,104	Retail - 5.64%
Marathon Oil Corp	17,221	554	AutoNation Inc (a)	3,291	66
Murphy Oil Corp	23,587	1,418	AutoZone Inc (a)	4,663	863
Nabors Industries Ltd (a)	10,087	218	Bed Bath & Beyond Inc (a)	30,655	1,409
Newfield Exploration Co (a)	88,770	5,165	Best Buy Co Inc	8,067	368
Occidental Petroleum Corp	38,348	3,400	Big Lots Inc (a)	2,940	112
Petroleo Brasileiro SA ADR	69,090	2,931	Costco Wholesale Corp	9,046	534
Pioneer Natural Resources Co	4,104	263	CVS Caremark Corp	63,018	2,327
Range Resources Corp	11,600	554	Darden Restaurants Inc	4,971	222
Rowan Cos Inc (a)	4,049	121	Family Dollar Stores Inc	4,941	196
Southwestern Energy Co (a)	26,582	1,055	GameStop Corp (a)	5,863	143
Suncor Energy Inc	16,100	550	Gap Inc/The	53,353	1,319
Tesoro Corp	4,771	63	Home Depot Inc	84,135	2,965
Total SA ADR	62,620	3,405	JC Penney Co Inc	8,010	234
Valero Energy Corp	18,000	374	Kohl's Corp (a)	25,346	1,394
XTO Energy Inc	33,575	1,596	Lowe's Cos Inc	103,189	2,799
	$ 65,360		Ltd Brands Inc	9,525	255
Oil & Gas Services - 2.06%			Macy's Inc	32,491	754
Baker Hughes Inc	29,402	1,463	McDonald's Corp	52,749	3,724
Cameron International Corp (a)	8,701	343	Nordstrom Inc	5,884	243
FMC Technologies Inc (a)	13,400	907	RadioShack Corp	4,457	96
Halliburton Co	136,433	4,182	Ross Stores Inc	4,453	250
National Oilwell Varco Inc	86,408	3,805	Sears Holdings Corp (a)	1,727	209
Schlumberger Ltd	68,334	4,880	Staples Inc	345,955	8,140
Smith International Inc	21,132	1,009	Starbucks Corp	52,716	1,370
	$ 16,589		Target Corp	17,536	997
Packaging & Containers - 0.09%			Tiffany & Co	4,430	215
Ball Corp	3,350	178	TJX Cos Inc	9,780	453
Bemis Co Inc	3,850	117	Urban Outfitters Inc (a)	4,615	173
Owens-Illinois Inc (a)	6,000	213	Walgreen Co	51,103	1,797
Pactiv Corp (a)	4,711	120	Wal-Mart Stores Inc	206,079	11,057
Sealed Air Corp	5,658	121	Yum! Brands Inc	16,791	712
	$ 749			$ 45,396
Pharmaceuticals - 5.56%			Savings & Loans - 0.05%
Abbott Laboratories	155,184	7,939	Hudson City Bancorp Inc	16,835	224
Allergan Inc/United States	18,404	1,172	People's United Financial Inc	13,331	207
AmerisourceBergen Corp	168,338	5,193		$ 431
Bristol-Myers Squibb Co	230,867	5,839	Semiconductors - 2.59%
Cardinal Health Inc	19,617	680	Advanced Micro Devices Inc (a)	80,200	727
Cephalon Inc (a)	5,543	356	Analog Devices Inc	20,106	602
Eli Lilly & Co	44,090	1,542	Applied Materials Inc	98,688	1,360
Express Scripts Inc (a)	17,148	1,717	ASML Holding NV	159,330	5,204
Forest Laboratories Inc (a)	10,745	293	Broadcom Corp	8,834	305
King Pharmaceuticals Inc (a)	8,840	87	Intel Corp	230,384	5,260
McKesson Corp	14,730	955	KLA-Tencor Corp	3,400	116
Medco Health Solutions Inc (a)	21,739	1,281	Marvell Technology Group Ltd (a)	6,500	134
Merck & Co Inc	160,574	5,626	MEMC Electronic Materials Inc (a)	6,600	85
Novartis AG ADR	105,630	5,371	Microchip Technology Inc	6,252	183
Pfizer Inc	405,561	6,781	Micron Technology Inc (a)	76,966	720
	$ 44,832		National Semiconductor Corp	41,573	614
Pipelines - 0.33%			NVIDIA Corp (a)	67,700	1,064
El Paso Corp	23,808	288	QLogic Corp (a)	4,078	79
Oneok Inc	3,580	176	Teradyne Inc (a)	6,016	73
Spectra Energy Corp	50,334	1,175	Texas Instruments Inc	157,432	4,094
Williams Cos Inc	44,787	1,057	Xilinx Inc	9,859	254
	$ 2,696			$ 20,874
REITS - 0.80%			Software - 4.19%
Apartment Investment & Management Co	4,165	93	Adobe Systems Inc (a)	10,791	362
AvalonBay Communities Inc	7,799	812	Autodesk Inc (a)	138,900	4,724
Boston Properties Inc	10,638	839	BMC Software Inc (a)	6,199	244
Equity Residential	9,833	445	CA Inc	61,520	1,403
HCP Inc	10,438	335	Citrix Systems Inc (a)	6,515	306
Health Care REIT Inc	4,379	197	Compuware Corp (a)	8,206	70
Host Hotels & Resorts Inc	22,475	365	Dun & Bradstreet Corp	1,849	142
Kimco Realty Corp	24,405	380	Electronic Arts Inc (a)	11,800	229
Public Storage Inc	4,829	468	Fidelity National Information Services Inc	7,100	187
Simon Property Group Inc	18,945	1,686	Fiserv Inc (a)	10,779	551
Ventas Inc	5,576	263	Intuit Inc (a)	34,079	1,232
			Microsoft Corp	692,578	21,152
See accompanying notes			261

Schedule of Investments
LargeCap Blend Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)				Maturity
Software (continued)					Amount
Oracle Corp	90,671 $	2,343	REPURCHASE AGREEMENTS (continued)		(000's)	Value (000's)
Red Hat Inc (a)	29,286	875	Banks (continued)
		$ 33,820	Investment in Joint Trading Account; Morgan		$ 1,819	$ 1,819
Telecommunications - 5.13%			Stanley Repurchase Agreement; 0.18% dated
American Tower Corp (a)	76,433	3,120	04/30/10 maturing 05/03/10 (collateralized by
AT&T Inc	319,888	8,336	Sovereign Agency Issues; $1,855,255; 0.00%
Cisco Systems Inc (a)	273,646	7,367	- 5.85%; dated 03/03/10 - 02/19/25)
Corning Inc	345,973	6,660				$ 6,640
Crown Castle International Corp (a)	13,400	507	TOTAL REPURCHASE AGREEMENTS			$ 6,640
Frontier Communications Corp	11,121	88	Total Investments			$ 797,498
Harris Corp	4,690	241	Other Assets in Excess of Liabilities, Net -
JDS Uniphase Corp (a)	23,800	309	1.09%			$ 8,820
Juniper Networks Inc (a)	186,276	5,292	TOTAL NET ASSETS - 100.00%			$ 806,318
Motorola Inc (a)	74,832	529
NII Holdings Inc (a)	5,800	246
Qualcomm Inc	89,097	3,451	(a) Non-Income Producing Security
Qwest Communications International Inc	52,881	277
Sprint Nextel Corp (a)	193,700	823
Tellabs Inc	13,751	125	Unrealized Appreciation (Depreciation)
Verizon Communications Inc	132,224	3,820	The net federal income tax unrealized appreciation (depreciation) and federal tax
Windstream Corp	15,554	172	cost of investments held as of the period end were as follows:
		$ 41,363
Textiles - 0.04%			Unrealized Appreciation			$ 95,791
Cintas Corp	12,581	343	Unrealized Depreciation			(32,634)
			Net Unrealized Appreciation (Depreciation)			$ 63,157
Toys, Games & Hobbies - 0.13%			Cost for federal income tax purposes			$ 734,341
Hasbro Inc	13,966	536	All dollar amounts are shown in thousands (000's)
Mattel Inc	23,573	543
		$ 1,079	Portfolio Summary (unaudited)
Transportation - 1.92%			Sector			Percent
CH Robinson Worldwide Inc	4,700	284	Consumer, Non-cyclical			22 .08%
CSX Corp	19,750	1,107	Financial			15 .07%
Expeditors International of Washington Inc	13,251	540	Industrial			12 .23%
FedEx Corp	13,709	1,234	Technology			12 .21%
Norfolk Southern Corp	78,535	4,659	Energy			11 .29%
Ryder System Inc	4,600	214	Communications			10 .49%
Union Pacific Corp	26,747	2,024	Consumer, Cyclical			8 .72%
United Parcel Service Inc	78,109	5,400	Basic Materials			4 .25%
		$ 15,462	Utilities			2 .57%
TOTAL COMMON STOCKS		$ 790,858	Other Assets in Excess of Liabilities, Net			1 .09%
	Maturity		TOTAL NET ASSETS			100.00%
	Amount
REPURCHASE AGREEMENTS - 0.82%	(000's)	Value (000's)	Other Assets Summary (unaudited)
Banks - 0.82%			Asset Type			Percent
Investment in Joint Trading Account; Bank of	$ 1,819	$ 1,819	Futures			1 .76%
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$1,855,254; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	1,183	1,183
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,206,745; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	1,819	1,819
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,855,255; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	48	$ 14,103 $	14,201	$ 98
					$ 98

All dollar amounts are shown in thousands (000's)

See accompanying notes

262

Schedule of Investments LargeCap Growth Fund April 30, 2010 (unaudited)

COMMON STOCKS - 96.82%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.54%			Machinery - Diversified - 1.51%
Boeing Co/The	490,000 $	35,491	Deere & Co	581,734 $	34,799

Automobile Manufacturers - 3.28%			Mining - 1.68%
Ford Motor Co (a)	5,809,988	75,646	Newmont Mining Corp	690,000	38,695

Banks - 9.45%			Miscellaneous Manufacturing - 1.02%
Bank of America Corp	3,147,196	56,115	General Electric Co	1,242,000	23,424
Capital One Financial Corp	1,170,630	50,817
Fifth Third Bancorp	2,019,000	30,103	Pharmaceuticals - 2.57%
Goldman Sachs Group Inc/The	154,328	22,408	Merck & Co Inc	633,000	22,180
Wells Fargo & Co	1,753,000	58,042	Mylan Inc/PA (a)	1,687,000	37,165
	$ 217,485				$ 59,345
Beverages - 3.30%			Retail - 10.49%
Dr Pepper Snapple Group Inc	210,000	6,873	Bed Bath & Beyond Inc (a)	1,151,000	52,900
Hansen Natural Corp (a)	566,849	24,987	Best Buy Co Inc	1,026,000	46,786
PepsiCo Inc	678,000	44,219	Home Depot Inc	1,555,000	54,814
	$ 76,079		Kohl's Corp (a)	820,000	45,092
Biotechnology - 3.06%			Starbucks Corp	1,611,000	41,854
Amgen Inc (a)	680,900	39,056			$ 241,446
Celgene Corp (a)	506,000	31,347	Semiconductors - 5.18%
	$ 70,403		Broadcom Corp	2,126,000	73,326
Chemicals - 2.15%			Marvell Technology Group Ltd (a)	2,230,000	46,049
Dow Chemical Co/The	747,000	23,030			$ 119,375
Potash Corp of Saskatchewan Inc	239,000	26,409	Telecommunications - 3.05%
	$ 49,439		Cisco Systems Inc (a)	2,605,480	70,139
Commercial Services - 5.88%
Mastercard Inc	272,481	67,586	Transportation - 1.67%
Visa Inc	750,532	67,721	FedEx Corp	428,000	38,524
	$ 135,307
Computers - 10.02%			TOTAL COMMON STOCKS		$ 2,229,198
Apple Inc (a)	449,807	117,454		Maturity
Cognizant Technology Solutions Corp (a)	646,035	33,064		Amount
Hewlett-Packard Co	969,699	50,395	REPURCHASE AGREEMENTS - 3.96%	(000's)	Value (000's)
NetApp Inc (a)	859,388	29,795	Banks - 3.96%
	$ 230,708		Investment in Joint Trading Account; Bank of	$ 24,967	$ 24,967
Cosmetics & Personal Care - 3.96%			America Repurchase Agreement; 0.19%
Estee Lauder Cos Inc/The	745,784	49,162	dated 04/30/10 maturing 05/03/10
Procter & Gamble Co	677,000	42,082	(collateralized by US Treasury Notes;
	$ 91,244		$25,466,310; 0.00% - 4.63%; dated 06/25/10
Diversified Financial Services - 2.37%			- 10/15/15)
American Express Co	1,182,000	54,514	Investment in Joint Trading Account; Credit Suisse	16,240	16,240
			Repurchase Agreement; 0.19% dated
Electronics - 2.62%			04/30/10 maturing 05/03/10 (collateralized by
Thermo Fisher Scientific Inc (a)	1,091,700	60,349	Sovereign Agency Issues; $16,564,488;
			0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Food - 1.93%			Investment in Joint Trading Account; Deutsche	24,967	24,967
Whole Foods Market Inc (a)	1,137,000	44,366	Bank Repurchase Agreement; 0.18% dated
			04/30/10 maturing 05/03/10 (collateralized by
Healthcare - Products - 4.76%			Sovereign Agency Issues; $25,466,309;
Covidien PLC	436,000	20,924	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Intuitive Surgical Inc (a)	187,271	67,522	Investment in Joint Trading Account; Morgan	24,967	24,967
Medtronic Inc	485,000	21,190	Stanley Repurchase Agreement; 0.18% dated
	$ 109,636		04/30/10 maturing 05/03/10 (collateralized by
Internet - 10.41%			Sovereign Agency Issues; $25,466,310;
Amazon.com Inc (a)	559,600	76,699	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
Equinix Inc (a)	219,000	22,042			$ 91,141
F5 Networks Inc (a)	399,000	27,304	TOTAL REPURCHASE AGREEMENTS		$ 91,141
Google Inc (a)	99,390	52,223	Total Investments		$ 2,320,339
Priceline.com Inc (a)	234,000	61,320	Liabilities in Excess of Other Assets, Net -
	$ 239,588		(0.78)%		$ (17,984)
Iron & Steel - 1.05%			TOTAL NET ASSETS - 100.00%		$ 2,302,355
Allegheny Technologies Inc	451,000	24,115

Lodging - 1.88%			(a) Non-Income Producing Security
Las Vegas Sands Corp (a)	1,740,000	43,256

Machinery - Construction & Mining - 1.99%
Caterpillar Inc	673,000	45,825

See accompanying notes			263

Schedule of Investments LargeCap Growth Fund April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 523,669
Unrealized Depreciation	(20,320)
Net Unrealized Appreciation (Depreciation)	$ 503,349
Cost for federal income tax purposes	$ 1,816,990
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	25 .46%
Financial	15 .78%
Consumer, Cyclical	15 .65%
Technology	15 .20%
Communications	13 .46%
Industrial	10 .35%
Basic Materials	4 .88%
Liabilities in Excess of Other Assets, Net	(0 .78)%
TOTAL NET ASSETS	100.00%

See accompanying notes

264

Schedule of Investments LargeCap Growth Fund I April 30, 2010 (unaudited)

COMMON STOCKS - 96.95%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.04%			Chemicals - 1.55%
Omnicom Group Inc	24,627 $	1,051	Air Products & Chemicals Inc	8,960 $	688
			Albemarle Corp	589	27
Aerospace & Defense - 0.42%			Ashland Inc	650	39
Alliant Techsystems Inc (a)	4,055	328	Celanese Corp	17,765	568
General Dynamics Corp	4,064	310	CF Industries Holdings Inc	4,964	415
Goodrich Corp	9,850	731	Ecolab Inc	16,828	822
Lockheed Martin Corp	24,544	2,084	EI du Pont de Nemours & Co	24,760	987
Northrop Grumman Corp	4,458	302	FMC Corp	7,656	487
Raytheon Co	24,211	1,412	International Flavors & Fragrances Inc	9,197	461
Rockwell Collins Inc	12,597	819	Lubrizol Corp	7,286	658
Spirit Aerosystems Holdings Inc (a)	4,059	90	Monsanto Co	119,759	7,553
United Technologies Corp	61,273	4,592	Mosaic Co/The	11,170	571
	$ 10,668		Praxair Inc	288,895	24,201
Agriculture - 0.59%			RPM International Inc	8,375	185
Altria Group Inc	198,387	4,204	Sherwin-Williams Co/The	9,446	737
Archer-Daniels-Midland Co	25,415	710	Sigma-Aldrich Corp	15,114	896
Lorillard Inc	11,892	932		$ 39,295
Philip Morris International Inc	188,209	9,237	Coal - 0.12%
	$ 15,083		Alpha Natural Resources Inc (a)	14,830	698
Airlines - 0.05%			Consol Energy Inc	14,307	639
Copa Holdings SA	3,723	211	Massey Energy Co	8,463	310
Delta Air Lines Inc (a)	61,568	744	Peabody Energy Corp	21,176	989
Southwest Airlines Co	28,616	377	Walter Energy Inc	6,540	529
	$ 1,332			$ 3,165
Apparel - 1.53%			Commercial Services - 3.96%
Coach Inc	849,542	35,468	Aaron's Inc	8,860	200
Hanesbrands Inc (a)	11,722	334	Apollo Group Inc (a)	10,509	603
Nike Inc	28,625	2,173	Automatic Data Processing Inc	35,425	1,536
Polo Ralph Lauren Corp	6,415	577	Career Education Corp (a)	7,910	231
VF Corp	2,460	212	Corrections Corp of America (a)	1,458	30
	$ 38,764		DeVry Inc	7,702	481
Automobile Manufacturers - 0.04%			Equifax Inc	12,222	411
PACCAR Inc	23,726	1,104	FTI Consulting Inc (a)	6,353	261
			Genpact Ltd (a)	870,965	14,702
Automobile Parts & Equipment - 0.04%			Global Payments Inc	9,543	409
Johnson Controls Inc	29,250	982	H&R Block Inc	42,055	770
			Hillenbrand Inc	2,836	70
Banks - 4.15%			Iron Mountain Inc	22,323	562
Bank of New York Mellon Corp/The	658,009	20,484	ITT Educational Services Inc (a)	4,389	444
BOK Financial Corp	755	41	Lender Processing Services Inc	11,830	447
Capital One Financial Corp	15,765	684	Mastercard Inc	228,493	56,675
Commerce Bancshares Inc	2,681	111	Moody's Corp	23,230	574
Goldman Sachs Group Inc/The	65,763	9,549	Morningstar Inc (a)	2,416	114
JP Morgan Chase & Co	522,763	22,259	Paychex Inc	22,728	696
Morgan Stanley	448,933	13,567	RR Donnelley & Sons Co	6,553	141
Northern Trust Corp	122,617	6,742	SAIC Inc (a)	36,274	632
State Street Corp	18,588	808	SEI Investments Co	14,980	336
Wells Fargo & Co	952,281	31,530	Total System Services Inc	14,448	231
	$ 105,775		Verisk Analytics Inc (a)	9,080	254
Beverages - 1.44%			Visa Inc	211,313	19,067
Brown-Forman Corp	8,890	517	Weight Watchers International Inc	351	9
Coca-Cola Co/The	157,127	8,398	Western Union Co/The	56,399	1,029
Molson Coors Brewing Co	836	37		$ 100,915
PepsiCo Inc	426,983	27,848	Computers - 11.19%
	$ 36,800		Accenture PLC - Class A	1,368,588	59,726
Biotechnology - 1.67%			Apple Inc (a)	443,371	115,773
Amgen Inc (a)	72,038	4,132	Brocade Communications Systems Inc (a)	19,166	124
Biogen Idec Inc (a)	21,737	1,157	Cognizant Technology Solutions Corp (a)	551,957	28,249
Bio-Rad Laboratories Inc (a)	2,375	265	Dell Inc (a)	145,153	2,349
Celgene Corp (a)	275,159	17,046	Diebold Inc	7,183	225
Genzyme Corp (a)	21,958	1,169	DST Systems Inc	4,188	178
Gilead Sciences Inc (a)	314,434	12,474	EMC Corp/Massachusetts (a)	570,836	10,852
Life Technologies Corp (a)	10,944	599	Hewlett-Packard Co	156,726	8,145
Myriad Genetics Inc (a)	11,821	284	IBM Corp	189,796	24,483
Vertex Pharmaceuticals Inc (a)	141,391	5,482	IHS Inc (a)	5,911	299
			MICROS Systems Inc (a)	9,950	370
	$ 42,608		NCR Corp (a)	19,635	258
Building Materials - 0.01%			NetApp Inc (a)	923,772	32,027
Lennox International Inc	5,759	261	Seagate Technology (a)	37,547	690
			Synopsys Inc (a)	11,186	254
			Teradata Corp (a)	17,426	507

See accompanying notes

265

Schedule of Investments
LargeCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics (continued)
Western Digital Corp (a)	17,003 $	698	Thermo Fisher Scientific Inc (a)	4,192 $	231
	$ 285,207		Thomas & Betts Corp (a)	2,000	84
Consumer Products - 0.14%			Trimble Navigation Ltd (a)	1,023,170	33,468
Church & Dwight Co Inc	8,691	602	Vishay Intertechnology Inc (a)	4,751	50
Clorox Co	8,778	568	Waters Corp (a)	11,932	859
Kimberly-Clark Corp	34,576	2,118		$ 63,666
Scotts Miracle-Gro Co/The	5,527	268	Energy - Alternate Sources - 0.16%
	$ 3,556		First Solar Inc (a)	29,089	4,176
Cosmetics & Personal Care - 2.19%
Alberto-Culver Co	1,059,412	30,511	Engineering & Contruction - 2.77%
Avon Products Inc	30,147	975	ABB Ltd ADR(a)	1,605,612	30,763
Colgate-Palmolive Co	47,931	4,031	Aecom Technology Corp (a)	11,700	352
Estee Lauder Cos Inc/The	7,895	520	Fluor Corp	14,305	756
Procter & Gamble Co	318,130	19,775	Jacobs Engineering Group Inc (a)	780,650	37,643
	$ 55,812		McDermott International Inc (a)	28,290	775
Distribution & Wholesale - 0.52%			Shaw Group Inc/The (a)	8,410	322
Fastenal Co	216,300	11,829	URS Corp (a)	1,243	64
LKQ Corp (a)	17,354	366		$ 70,675
WESCO International Inc (a)	2,657	108	Environmental Control - 1.41%
WW Grainger Inc	7,611	841	Nalco Holding Co	17,101	423
	$ 13,144		Stericycle Inc (a)	576,208	33,939
Diversified Financial Services - 2.70%			Waste Connections Inc (a)	7,273	260
Affiliated Managers Group Inc (a)	5,107	430	Waste Management Inc	35,212	1,221
American Express Co	15,025	693		$ 35,843
AmeriCredit Corp (a)	3,266	78	Food - 0.25%
Ameriprise Financial Inc	2,493	116	General Mills Inc	11,701	833
BlackRock Inc	1,327	244	Hershey Co/The	10,657	501
Charles Schwab Corp/The	1,850,982	35,705	HJ Heinz Co	22,004	1,031
CME Group Inc	473	155	Hormel Foods Corp	759	31
Eaton Vance Corp	14,426	508	Kellogg Co	17,968	987
Federated Investors Inc	10,191	246	Kraft Foods Inc	18,065	535
Franklin Resources Inc	172,732	19,975	Kroger Co/The	38,838	863
IntercontinentalExchange Inc (a)	70,284	8,198	Sara Lee Corp	21,358	304
Invesco Ltd	3,972	91	Sysco Corp	41,660	1,314
Investment Technology Group Inc (a)	345	6		$ 6,399
NASDAQ OMX Group Inc/The (a)	7,442	156	Forest Products & Paper - 0.01%
T Rowe Price Group Inc	20,675	1,189	Plum Creek Timber Co Inc	7,192	286
TD Ameritrade Holding Corp (a)	32,360	648
Waddell & Reed Financial Inc	10,651	395	Gas - 0.02%
	$ 68,833		CenterPoint Energy Inc	40,542	582
Electric - 0.15%
AES Corp/The (a)	66,526	768	Hand & Machine Tools - 0.00%
Allegheny Energy Inc	12,810	279	Snap-On Inc	1,886	91
Calpine Corp (a)	22,429	306
Constellation Energy Group Inc	19,042	673	Healthcare - Products - 3.80%
DPL Inc	1,760	49	Baxter International Inc	57,138	2,698
Exelon Corp	7,093	309	Beckman Coulter Inc	8,138	508
FPL Group Inc	6,661	347	Becton Dickinson and Co	19,496	1,489
Integrys Energy Group Inc	2,009	100	Boston Scientific Corp (a)	66,398	457
ITC Holdings Corp	6,157	344	CR Bard Inc	7,012	607
NV Energy Inc	12,392	155	DENTSPLY International Inc	18,385	674
PPL Corp	29,508	731	Hill-Rom Holdings Inc	2,992	95
	$ 4,061		Hologic Inc (a)	3,006	54
Electrical Components & Equipment - 0.44%			Hospira Inc (a)	12,941	696
AMETEK Inc	13,298	575	IDEXX Laboratories Inc (a)	455,179	30,105
Emerson Electric Co	193,557	10,110	Intuitive Surgical Inc (a)	77,667	28,004
Energizer Holdings Inc (a)	7,188	439	Inverness Medical Innovations Inc (a)	4,594	183
Hubbell Inc	803	37	Johnson & Johnson	172,000	11,060
Molex Inc	1,256	28	Medtronic Inc	90,263	3,944
	$ 11,189		Patterson Cos Inc	12,441	398
			St Jude Medical Inc (a)	23,162	945
Electronics - 2.51%
Agilent Technologies Inc (a)	24,222	878	Stryker Corp	245,950	14,127
Amphenol Corp	572,202	26,441	Techne Corp	4,607	305
Arrow Electronics Inc (a)	6,144	188	Varian Medical Systems Inc (a)	15,519	875
Avnet Inc (a)	6,264	200		$ 97,224
AVX Corp	1,168	18	Healthcare - Services - 2.84%
FLIR Systems Inc (a)	18,587	569	Aetna Inc	11,891	351
Garmin Ltd	11,422	427	Community Health Systems Inc (a)	5,746	235
Jabil Circuit Inc	11,571	177	Covance Inc (a)	649,375	37,105
PerkinElmer Inc	3,024	76	Coventry Health Care Inc (a)	5,178	123

See accompanying notes

266

Schedule of Investments LargeCap Growth Fund I April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Machinery - Diversified (continued)
DaVita Inc (a)	511,487 $	31,932	Rockwell Automation Inc	132,911 $	8,070
Health Management Associates Inc (a)	30,531	284	Roper Industries Inc	502,097	30,638
Humana Inc (a)	7,706	352		$ 41,188
Laboratory Corp of America Holdings (a)	8,732	686	Media - 0.74%
Lincare Holdings Inc (a)	6,888	322	Comcast Corp - Class A	26,709	527
Mednax Inc (a)	1,827	100	CTC Media Inc	4,055	68
Quest Diagnostics Inc	12,528	716	DIRECTV (a)	36,413	1,319
Tenet Healthcare Corp (a)	40,345	252	Discovery Communications Inc - C Shares (a)	18,614	621
WellPoint Inc (a)	4,028	217	John Wiley & Sons Inc	5,116	216
	$ 72,675		McGraw-Hill Cos Inc/The	24,918	840
Housewares - 0.01%			New York Times Co/The (a)	808	8
Newell Rubbermaid Inc	5,379	92	Scripps Networks Interactive	6,459	293
Toro Co	4,138	236	Walt Disney Co/The	407,306	15,005
	$ 328			$ 18,897
Insurance - 0.19%			Metal Fabrication & Hardware - 0.62%
Aflac Inc	37,833	1,928	Precision Castparts Corp	121,217	15,557
Arthur J Gallagher & Co	11,503	302	Valmont Industries Inc	2,607	217
Axis Capital Holdings Ltd	4,623	144		$ 15,774
Brown & Brown Inc	10,610	214	Mining - 0.19%
CNA Financial Corp (a)	1,378	39	Freeport-McMoRan Copper & Gold Inc	22,616	1,708
Endurance Specialty Holdings Ltd	1,995	73	Newmont Mining Corp	43,316	2,429
Genworth Financial Inc (a)	25,763	425	Southern Copper Corp	16,029	490
Hanover Insurance Group Inc/The	432	19		$ 4,627
Marsh & McLennan Cos Inc	4,847	117	Miscellaneous Manufacturing - 2.66%
Progressive Corp/The	8,598	173	3M Co	55,405	4,913
Prudential Financial Inc	19,350	1,230	Brink's Co/The	5,925	158
Reinsurance Group of America Inc	630	33	Carlisle Cos Inc	1,982	75
Validus Holdings Ltd	1,507	39	Crane Co	3,144	113
WR Berkley Corp	5,456	147	Danaher Corp	690,625	58,206
	$ 4,883		Dover Corp	16,306	851
Internet - 6.88%			Harsco Corp	7,255	225
Akamai Technologies Inc (a)	217,500	8,446	Honeywell International Inc	59,350	2,817
Amazon.com Inc (a)	282,581	38,731	ITT Corp	2,229	124
Baidu Inc/China ADR(a)	12,740	8,782	Leggett & Platt Inc	11,459	281
eBay Inc (a)	30,920	736		$ 67,763
Expedia Inc	221,778	5,236	Office & Business Equipment - 0.01%
Google Inc (a)	185,661	97,554	Xerox Corp	33,667	367
Liberty Media Corp - Interactive (a)	723,600	11,122
NetFlix Inc (a)	4,950	489	Oil & Gas - 3.47%
Priceline.com Inc (a)	3,478	911	Atwood Oceanics Inc (a)	5,916	215
Sohu.com Inc (a)	3,630	175	Canadian Natural Resources Ltd	468,793	36,069
Symantec Corp (a)	66,025	1,107	Diamond Offshore Drilling Inc	8,535	675
VeriSign Inc (a)	23,871	651	EOG Resources Inc	206,473	23,150
Yahoo! Inc (a)	78,431	1,296	EQT Corp	16,203	705
	$ 175,236		Exxon Mobil Corp	99,722	6,766
Iron & Steel - 0.00%			Helmerich & Payne Inc	4,072	166
Cliffs Natural Resources Inc	1,555	97	Holly Corp	5,267	142
Schnitzer Steel Industries Inc	2,085	113	Patterson-UTI Energy Inc	2,470	38
	$ 210		Pride International Inc (a)	10,036	304
Leisure Products & Services - 0.36%			Range Resources Corp	123,600	5,903
Carnival Corp	215,648	8,993	Rowan Cos Inc (a)	2,378	71
WMS Industries Inc (a)	6,491	325	Southwestern Energy Co (a)	24,266	963
	$ 9,318		St Mary Land & Exploration Co	1,898	76
Lodging - 1.54%			Suncor Energy Inc	382,943	13,085
Marriott International Inc/DE	600,167	22,063	Tesoro Corp	6,733	89
MGM Mirage (a)	693,001	11,012		$ 88,417
Starwood Hotels & Resorts Worldwide Inc	107,600	5,865	Oil & Gas Services - 3.48%
Wyndham Worldwide Corp	9,744	261	Cameron International Corp (a)	17,529	692
	$ 39,201		Dresser-Rand Group Inc (a)	10,200	360
Machinery - Construction & Mining - 0.09%			FMC Technologies Inc (a)	335,863	22,734
Bucyrus International Inc	2,091	132	Oceaneering International Inc (a)	6,772	444
Caterpillar Inc	21,248	1,447	Schlumberger Ltd	891,585	63,677
Joy Global Inc	11,096	630	Smith International Inc	18,225	870
	$ 2,209			$ 88,777
Machinery - Diversified - 1.62%			Packaging & Containers - 0.07%
Cummins Inc	8,244	595	Ball Corp	7,562	402
Deere & Co	12,976	776	Crown Holdings Inc (a)	19,805	515
Flowserve Corp	6,932	794	Owens-Illinois Inc (a)	16,981	602
Graco Inc	3,380	117	Packaging Corp of America	1,164	29
IDEX Corp	5,893	198

See accompanying notes

267

Schedule of Investments
LargeCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Packaging & Containers (continued)			Retail (continued)
Pactiv Corp (a)	13,379 $	340	Tiffany & Co	14,052 $	681
	$ 1,888		TJX Cos Inc	32,741	1,517
Pharmaceuticals - 4.64%			Urban Outfitters Inc (a)	15,895	596
Abbott Laboratories	124,634	6,376	Walgreen Co	95,152	3,345
Allergan Inc/United States	776,519	49,457	Wal-Mart Stores Inc	486,211	26,085
AmerisourceBergen Corp	20,127	621	Williams-Sonoma Inc	4,702	135
Bristol-Myers Squibb Co	76,466	1,934	Yum! Brands Inc	32,601	1,383
Cephalon Inc (a)	8,763	563		$ 200,343
Eli Lilly & Co	37,786	1,321	Savings & Loans - 0.02%
Express Scripts Inc (a)	189,277	18,952	Capitol Federal Financial	2,391	90
Herbalife Ltd	7,616	367	Hudson City Bancorp Inc	32,164	428
McKesson Corp	205,287	13,305	TFS Financial Corp	1,106	16
Medco Health Solutions Inc (a)	335,057	19,742		$ 534
Merck & Co Inc	95,177	3,335	Semiconductors - 2.52%
Mylan Inc/PA (a)	25,887	570	Advanced Micro Devices Inc (a)	36,445	330
NBTY Inc (a)	4,398	179	Altera Corp	20,723	526
Omnicare Inc	6,187	172	Analog Devices Inc	20,574	616
Perrigo Co	9,861	602	Applied Materials Inc	690,500	9,515
Valeant Pharmaceuticals International (a)	8,424	379	ASML Holding NV	320,051	10,453
	$ 117,875		Broadcom Corp	34,686	1,196
Pipelines - 0.01%			Cree Inc (a)	7,291	534
El Paso Corp	23,133	280	Intel Corp	292,061	6,668
			Marvell Technology Group Ltd (a)	867,257	17,909
REITS - 0.14%			Microchip Technology Inc	19,797	578
Alexandria Real Estate Equities Inc	1,129	80	Micron Technology Inc (a)	18,449	173
Digital Realty Trust Inc	9,419	553	National Semiconductor Corp	27,759	410
Federal Realty Investment Trust	915	71	NVIDIA Corp (a)	710,812	11,174
HCP Inc	14,079	452	ON Semiconductor Corp (a)	52,296	415
Health Care REIT Inc	7,465	336	QLogic Corp (a)	14,716	285
Nationwide Health Properties Inc	10,593	371	Texas Instruments Inc	107,469	2,795
Public Storage Inc	10,875	1,054	Xilinx Inc	23,242	599
Simon Property Group Inc	8,276	737		$ 64,176
	$ 3,654		Software - 4.54%
Retail - 7.86%			Adobe Systems Inc (a)	36,994	1,243
Advance Auto Parts Inc	11,789	531	Allscripts-Misys Healthcare Solutions Inc (a)	7,745	156
Aeropostale Inc (a)	11,641	338	ANSYS Inc (a)	10,848	488
American Eagle Outfitters Inc	21,116	355	BMC Software Inc (a)	13,062	514
AutoNation Inc (a)	783	16	Broadridge Financial Solutions Inc	10,785	257
AutoZone Inc (a)	3,696	684	CA Inc	36,654	836
Barnes & Noble Inc	865	19	Citrix Systems Inc (a)	627,786	29,506
Bed Bath & Beyond Inc (a)	349,969	16,085	Dun & Bradstreet Corp	6,580	506
Best Buy Co Inc	26,682	1,217	Fiserv Inc (a)	11,072	566
Big Lots Inc (a)	1,018	39	Intuit Inc (a)	25,978	939
Brinker International Inc	12,641	234	Microsoft Corp	1,383,802	42,261
Chico's FAS Inc	20,586	307	MSCI Inc (a)	12,392	429
Chipotle Mexican Grill Inc (a)	3,943	532	Oracle Corp	307,768	7,953
Copart Inc (a)	7,927	283	Red Hat Inc (a)	23,394	699
Costco Wholesale Corp	606,685	35,843	Salesforce.com Inc (a)	329,110	28,172
CVS Caremark Corp	31,359	1,158	Sybase Inc (a)	10,294	446
Darden Restaurants Inc	16,277	728	VMware Inc (a)	6,206	383
Dick's Sporting Goods Inc (a)	10,633	310		$ 115,354
Dollar Tree Inc (a)	11,129	676	Telecommunications - 7.21%
Family Dollar Stores Inc	17,358	687	Amdocs Ltd (a)	3,398	108
GameStop Corp (a)	17,913	435	American Tower Corp (a)	610,361	24,909
Gap Inc/The	33,768	835	Cisco Systems Inc (a)	1,768,941	47,619
Guess? Inc	7,219	331	Corning Inc	93,721	1,804
Home Depot Inc	14,069	496	Crown Castle International Corp (a)	357,704	13,539
Kohl's Corp (a)	206,977	11,382	Frontier Communications Corp	16,819	134
Lowe's Cos Inc	750,711	20,359	Harris Corp	12,833	661
Ltd Brands Inc	22,089	592	Juniper Networks Inc (a)	1,027,476	29,191
McDonald's Corp	87,406	6,170	Motorola Inc (a)	17,825	126
Nordstrom Inc	20,420	844	NeuStar Inc (a)	8,946	219
O'Reilly Automotive Inc (a)	180,425	8,821	NII Holdings Inc (a)	973	41
Panera Bread Co (a)	3,403	265	Qualcomm Inc	1,657,424	64,208
PetSmart Inc	1,103,671	36,498	SBA Communications Corp (a)	14,409	510
Phillips-Van Heusen Corp	4,124	260	tw telecom inc (a)	18,458	329
RadioShack Corp	1,819	39	Windstream Corp	25,078	277
Ross Stores Inc	10,141	568		$ 183,675
Staples Inc	56,672	1,333
Starbucks Corp	536,653	13,943
Target Corp	59,580	3,388

See accompanying notes

268

Schedule of Investments LargeCap Growth Fund I April 30, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Consumer, Non-cyclical	21 .52%
Textiles - 0.00%			Technology	18 .26%
Cintas Corp	2,845 $	78	Communications	14 .87%
			Industrial	13 .95%
Toys, Games & Hobbies - 0.04%			Consumer, Cyclical	11 .99%
Hasbro Inc	8,853	340
Mattel Inc	34,445	794	Financial	10 .16%
			Energy	7 .24%
		$ 1,134	Basic Materials	1 .75%
Transportation - 1.33%			Utilities	0 .17%
CH Robinson Worldwide Inc	11,968	722	Other Assets in Excess of Liabilities, Net	0 .09%
Expeditors International of Washington Inc	587,103	23,918	TOTAL NET ASSETS	100.00%
Landstar System Inc	6,094	269
Teekay Corp	2,204	55
Union Pacific Corp	21,780	1,648	Other Assets Summary (unaudited)
United Parcel Service Inc	104,428	7,220	Asset Type	Percent
		$ 33,832	Futures	3 .02%
Water - 0.00%
American Water Works Co Inc	1,010	22

TOTAL COMMON STOCKS		$ 2,471,262
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.96%	(000's)	Value (000's)
Banks - 2.96%
Investment in Joint Trading Account; Bank of	$ 20,680	$ 20,680
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$21,093,746; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	13,452	13,451
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $13,720,366;
0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	20,680	20,681
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $21,093,745;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	20,680	20,680
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $21,093,745;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
		$ 75,492
TOTAL REPURCHASE AGREEMENTS		$ 75,492
Total Investments		$ 2,546,754
Other Assets in Excess of Liabilities, Net -
0.09%		$ 2,303
TOTAL NET ASSETS - 100.00%		$ 2,549,057

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 420,764
Unrealized Depreciation		(34,424)
Net Unrealized Appreciation (Depreciation)		$ 386,340
Cost for federal income tax purposes		$ 2,160,414
All dollar amounts are shown in thousands (000's)

See accompanying notes

269

Schedule of Investments
LargeCap Growth Fund I
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	260 $	76,246	$ 76,921	$ 675
					$ 675
All dollar amounts are shown in thousands (000's)
See accompanying notes

270

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS - 97.37%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.05%			Building Materials - 0.01%
Omnicom Group Inc	16,583 $	707	Lennox International Inc	3,878 $	176

Aerospace & Defense - 1.05%			Chemicals - 1.52%
Alliant Techsystems Inc (a)	2,730	221	Air Products & Chemicals Inc	6,033	463
General Dynamics Corp	2,737	209	Albemarle Corp	534	25
Goodrich Corp	6,652	494	Ashland Inc	607	36
Lockheed Martin Corp	16,546	1,405	Celanese Corp	119,284	3,816
Northrop Grumman Corp	3,001	204	CF Industries Holdings Inc	3,343	280
Raytheon Co	16,303	950	Ecolab Inc	11,344	554
Rockwell Collins Inc	128,330	8,341	EI du Pont de Nemours & Co	16,673	664
Spirit Aerosystems Holdings Inc (a)	2,829	63	FMC Corp	5,155	328
United Technologies Corp	41,258	3,092	International Flavors & Fragrances Inc	6,193	310
	$ 14,979		Lubrizol Corp	4,906	443
Agriculture - 0.71%			Monsanto Co	25,955	1,637
Altria Group Inc	133,736	2,834	Mosaic Co/The	7,517	384
Archer-Daniels-Midland Co	17,115	478	PPG Industries Inc	91,500	6,439
Lorillard Inc	8,008	627	Praxair Inc	14,750	1,236
Philip Morris International Inc	126,875	6,227	RPM International Inc	5,640	125
	$ 10,166		Sherwin-Williams Co/The	6,368	497
Airlines - 0.06%			Sigma-Aldrich Corp	75,678	4,488
Copa Holdings SA	2,508	142		$ 21,725
Delta Air Lines Inc (a)	41,457	501	Coal - 0.15%
Southwest Airlines Co	19,268	254	Alpha Natural Resources Inc (a)	9,985	470
	$ 897		Consol Energy Inc	9,633	430
Apparel - 1.12%			Massey Energy Co	5,699	209
Coach Inc	16,943	708	Peabody Energy Corp	14,258	666
Hanesbrands Inc (a)	7,893	225	Walter Energy Inc	4,404	356
Nike Inc	191,385	14,528		$ 2,131
Polo Ralph Lauren Corp	4,320	388	Commercial Services - 2.63%
VF Corp	1,657	143	Aaron's Inc	5,967	135
	$ 15,992		Apollo Group Inc (a)	7,076	406
Automobile Manufacturers - 0.28%			Automatic Data Processing Inc	23,891	1,036
Ford Motor Co (a)	249,000	3,242	Career Education Corp (a)	5,327	156
PACCAR Inc	15,967	743	Corrections Corp of America (a)	1,364	28
	$ 3,985		DeVry Inc	5,186	324
Automobile Parts & Equipment - 0.51%			Equifax Inc	8,230	277
BorgWarner Inc (a)	152,750	6,620	FTI Consulting Inc (a)	4,278	176
Johnson Controls Inc	19,696	662	Global Payments Inc	6,433	275
	$ 7,282		H&R Block Inc	28,317	518
Banks - 1.86%			Hillenbrand Inc	1,979	49
Bank of New York Mellon Corp/The	11,656	363	Iron Mountain Inc	15,031	378
			ITT Educational Services Inc (a)	2,957	299
BOK Financial Corp	732	40
Capital One Financial Corp	10,616	461	Lender Processing Services Inc	7,966	301
Commerce Bancshares Inc	1,804	75	Mastercard Inc	16,114	3,996
Goldman Sachs Group Inc/The	12,739	1,850	Moody's Corp	15,641	387
			Morningstar Inc (a)	1,627	77
JP Morgan Chase & Co	310,104	13,204
Morgan Stanley	14,985	453	Paychex Inc	183,097	5,603
Northern Trust Corp	11,451	630	RR Donnelley & Sons Co	4,413	95
			SAIC Inc (a)	24,425	425
State Street Corp	12,516	544
Wells Fargo & Co	264,234	8,749	SEI Investments Co	10,087	227
			Total System Services Inc	9,730	156
	$ 26,369		Verisk Analytics Inc (a)	6,114	171
Beverages - 5.34%			Visa Inc	236,302	21,321
Brown-Forman Corp	5,993	349	Weight Watchers International Inc	317	8
Coca-Cola Co/The	708,067	37,846	Western Union Co/The	37,955	693
Molson Coors Brewing Co	782	35
PepsiCo Inc	583,216	38,038		$ 37,517
			Computers - 11.21%
	$ 76,268		Apple Inc (a)	219,169	57,230
Biotechnology - 2.67%			Brocade Communications Systems Inc (a)	12,906	84
Alexion Pharmaceuticals Inc (a)	29,820	1,637
			Cognizant Technology Solutions Corp (a)	15,984	818
Amgen Inc (a)	201,246	11,543
			Dell Inc (a)	427,436	6,916
Biogen Idec Inc (a)	14,637	779
Bio-Rad Laboratories Inc (a)	1,600	179	Diebold Inc	4,836	151
Celgene Corp (a)	25,259	1,565	DST Systems Inc	2,820	120
			EMC Corp/Massachusetts (a)	385,974	7,338
Genzyme Corp (a)	14,802	788
Gilead Sciences Inc (a)	493,653	19,583	Hewlett-Packard Co	829,567	43,112
Life Technologies Corp (a)	7,368	403	IBM Corp	123,692	15,956
			IHS Inc (a)	3,980	201
Myriad Genetics Inc (a)	7,959	191
			Lexmark International Inc (a)	81,700	3,027
Talecris Biotherapeutics Holdings Corp (a)	54,234	1,017
			MICROS Systems Inc (a)	6,700	249
Vertex Pharmaceuticals Inc (a)	9,214	357
			NCR Corp (a)	13,221	174
	$ 38,042		NetApp Inc (a)	15,815	548

See accompanying notes

271

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics (continued)
Research In Motion Ltd (a)	317,489 $	22,602	Garmin Ltd	7,691 $	288
Seagate Technology (a)	25,282	464	Jabil Circuit Inc	263,691	4,039
Synopsys Inc (a)	7,533	171	PerkinElmer Inc	2,108	53
Teradata Corp (a)	11,733	341	Thermo Fisher Scientific Inc (a)	55,686	3,078
Western Digital Corp (a)	11,449	471	Thomas & Betts Corp (a)	1,393	58
	$ 159,973		Vishay Intertechnology Inc (a)	3,790	40
Consumer Products - 0.17%			Waters Corp (a)	8,035	579
Church & Dwight Co Inc	5,852	405		$ 9,764
Clorox Co	5,918	383	Energy - Alternate Sources - 0.00%
Kimberly-Clark Corp	23,308	1,428	First Solar Inc (a)	400	57
Scotts Miracle-Gro Co/The	3,722	180
	$ 2,396		Engineering & Contruction - 1.04%
Cosmetics & Personal Care - 3.85%			Aecom Technology Corp (a)	7,878	237
Alberto-Culver Co	5,800	167	Fluor Corp	251,334	13,281
Avon Products Inc	20,289	656	Jacobs Engineering Group Inc (a)	10,291	496
Colgate-Palmolive Co	273,436	22,996	McDermott International Inc (a)	19,049	522
Estee Lauder Cos Inc/The	31,222	2,058	Shaw Group Inc/The (a)	5,663	217
Procter & Gamble Co	467,306	29,048	URS Corp (a)	863	44
	$ 54,925			$ 14,797
Distribution & Wholesale - 0.06%			Environmental Control - 0.09%
LKQ Corp (a)	11,685	246	Nalco Holding Co	11,515	285
WESCO International Inc (a)	1,852	75	Waste Connections Inc (a)	4,897	176
WW Grainger Inc	5,124	567	Waste Management Inc	23,710	822
	$ 888			$ 1,283
Diversified Financial Services - 2.29%			Food - 1.77%
Affiliated Managers Group Inc (a)	3,440	290	General Mills Inc	98,587	7,018
American Express Co	142,898	6,590	Hershey Co/The	7,184	338
AmeriCredit Corp (a)	2,276	54	HJ Heinz Co	14,818	695
Ameriprise Financial Inc	1,678	78	Hormel Foods Corp	709	29
BlackRock Inc	894	164	Kellogg Co	277,893	15,267
Charles Schwab Corp/The	1,164,863	22,471	Kraft Foods Inc	12,158	360
CME Group Inc	320	105	Kroger Co/The	26,138	581
Eaton Vance Corp	9,715	342	Sara Lee Corp	14,381	204
Federated Investors Inc	6,862	165	Sysco Corp	28,036	884
Franklin Resources Inc	3,691	427		$ 25,376
IntercontinentalExchange Inc (a)	3,495	408	Forest Products & Paper - 0.01%
Invesco Ltd	2,769	64	Plum Creek Timber Co Inc	4,843	193
Investment Technology Group Inc (a)	361	6
NASDAQ OMX Group Inc/The (a)	5,011	105	Gas - 0.03%
T Rowe Price Group Inc	13,922	801	CenterPoint Energy Inc	27,299	392
TD Ameritrade Holding Corp (a)	21,790	436
Waddell & Reed Financial Inc	7,173	266	Hand & Machine Tools - 0.00%
	$ 32,772		Snap-On Inc	1,315	63
Electric - 0.20%
AES Corp/The (a)	44,795	517	Healthcare - Products - 4.46%
Allegheny Energy Inc	8,627	188	Baxter International Inc	90,249	4,262
Calpine Corp (a)	15,103	206	Beckman Coulter Inc	5,486	342
Constellation Energy Group Inc	12,822	453	Becton Dickinson and Co	50,637	3,868
DPL Inc	1,384	39	Boston Scientific Corp (a)	44,708	308
Exelon Corp	4,777	208	Covidien PLC	110,046	5,281
FPL Group Inc	4,486	234	CR Bard Inc	4,718	408
Integrys Energy Group Inc	1,399	69	DENTSPLY International Inc	12,380	454
ITC Holdings Corp	4,145	231	Edwards Lifesciences Corp (a)	49,342	5,086
NV Energy Inc	8,344	104	Gen-Probe Inc (a)	38,430	1,821
PPL Corp	19,858	492	Hill-Rom Holdings Inc	2,084	66
	$ 2,741		Hologic Inc (a)	2,093	37
Electrical Components & Equipment - 1.09%			Hospira Inc (a)	8,714	469
AMETEK Inc	8,954	387	IDEXX Laboratories Inc (a)	4,918	325
Emerson Electric Co	283,037	14,783	Intuitive Surgical Inc (a)	2,057	742
Energizer Holdings Inc (a)	4,840	296	Inverness Medical Innovations Inc (a)	3,094	123
Hubbell Inc	752	35	Johnson & Johnson	352,616	22,673
Molex Inc	1,168	26	Medtronic Inc	60,778	2,655
	$ 15,527		Patterson Cos Inc	8,377	268
			St Jude Medical Inc (a)	15,614	637
Electronics - 0.69%
Agilent Technologies Inc (a)	16,302	591	Stryker Corp	227,674	13,077
Amphenol Corp	8,146	377	Techne Corp	3,103	206
Arrow Electronics Inc (a)	4,137	126	Varian Medical Systems Inc (a)	10,451	589
Avnet Inc (a)	4,218	135		$ 63,697
AVX Corp	1,089	17	Healthcare - Services - 0.19%
FLIR Systems Inc (a)	12,515	383	Aetna Inc	8,007	236

See accompanying notes

272

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Machinery - Diversified (continued)
Community Health Systems Inc (a)	3,869 $	158	IDEX Corp	3,968 $	133
Coventry Health Care Inc (a)	3,487	83	Rockwell Automation Inc	113,104	6,868
Health Management Associates Inc (a)	20,557	191	Roper Industries Inc	6,475	395
Humana Inc (a)	5,188	237		$ 8,934
Laboratory Corp of America Holdings (a)	5,880	462	Media - 1.94%
Lincare Holdings Inc (a)	4,639	217	Comcast Corp - Class A	17,985	355
Mednax Inc (a)	1,230	68	CTC Media Inc	2,827	48
Quest Diagnostics Inc	8,435	482	DIRECTV (a)	24,519	888
Tenet Healthcare Corp (a)	27,166	170	Discovery Communications Inc - C Shares (a)	12,548	419
WellPoint Inc (a)	2,711	146	John Wiley & Sons Inc	3,445	146
	$ 2,450		McGraw-Hill Cos Inc/The	16,777	566
Home Furnishings - 0.34%			New York Times Co/The (a)	754	7
Whirlpool Corp	44,001	4,790	Scripps Networks Interactive	94,530	4,286
			Walt Disney Co/The	569,291	20,972
Housewares - 0.01%				$ 27,687
Newell Rubbermaid Inc	3,749	64	Metal Fabrication & Hardware - 0.08%
Toro Co	2,787	159	Precision Castparts Corp	7,524	966
	$ 223		Valmont Industries Inc	1,756	146
Insurance - 0.73%				$ 1,112
Aflac Inc	162,100	8,261	Mining - 0.54%
Arthur J Gallagher & Co	7,745	203	Freeport-McMoRan Copper & Gold Inc	15,246	1,152
Axis Capital Holdings Ltd	3,113	97	Newmont Mining Corp	112,880	6,330
Brown & Brown Inc	7,145	144	Southern Copper Corp	10,793	330
CNA Financial Corp (a)	1,287	36		$ 7,812
Endurance Specialty Holdings Ltd	1,393	51	Miscellaneous Manufacturing - 3.80%
Genworth Financial Inc (a)	17,348	287	3M Co	329,943	29,256
Hanover Insurance Group Inc/The	389	18	Brink's Co/The	3,989	106
Marsh & McLennan Cos Inc	3,265	79	Carlisle Cos Inc	1,380	52
Progressive Corp/The	5,790	116	Crane Co	2,117	76
Prudential Financial Inc	13,029	828	Danaher Corp	8,635	728
Reinsurance Group of America Inc	608	32	Dover Corp	10,980	573
Validus Holdings Ltd	1,408	36	Eaton Corp	84,000	6,482
WR Berkley Corp	3,674	99	Harsco Corp	4,884	151
	$ 10,287		Honeywell International Inc	140,881	6,688
Internet - 3.83%			Illinois Tool Works Inc	112,830	5,766
Amazon.com Inc (a)	50,235	6,885	ITT Corp	1,501	83
eBay Inc (a)	20,843	496	Leggett & Platt Inc	7,717	189
Expedia Inc	13,939	329	Textron Inc	181,200	4,139
F5 Networks Inc (a)	61,351	4,198		$ 54,289
Google Inc (a)	75,904	39,883	Office & Business Equipment - 0.02%
NetFlix Inc (a)	3,334	330	Xerox Corp	22,670	247
Priceline.com Inc (a)	2,344	614
Sohu.com Inc (a)	2,445	118	Oil & Gas - 2.43%
Symantec Corp (a)	44,537	747	Apache Corp	22,855	2,326
VeriSign Inc (a)	16,074	438	Atwood Oceanics Inc (a)	3,984	145
Yahoo! Inc (a)	52,782	872	Diamond Offshore Drilling Inc	5,747	455
	$ 54,910		EQT Corp	10,911	475
Iron & Steel - 0.01%			Exxon Mobil Corp	157,262	10,670
Cliffs Natural Resources Inc	1,047	65	Helmerich & Payne Inc	2,742	112
Schnitzer Steel Industries Inc	1,405	76	Holly Corp	3,547	96
	$ 141		Occidental Petroleum Corp	201,587	17,872
Leisure Products & Services - 0.05%			Patterson-UTI Energy Inc	2,308	35
Carnival Corp	9,459	394	Pride International Inc (a)	6,758	205
WMS Industries Inc (a)	4,371	219	Rowan Cos Inc (a)	1,657	49
	$ 613		Southwestern Energy Co (a)	52,930	2,100
Lodging - 0.42%			St Mary Land & Exploration Co	1,279	52
Marriott International Inc/DE	11,766	432	Tesoro Corp	4,692	61
Starwood Hotels & Resorts Worldwide Inc	97,649	5,323		$ 34,653
Wyndham Worldwide Corp	6,562	176	Oil & Gas Services - 3.48%
	$ 5,931		Cameron International Corp (a)	365,153	14,409
Machinery - Construction & Mining - 0.31%			Dresser-Rand Group Inc (a)	6,869	242
Bucyrus International Inc	1,407	89	FMC Technologies Inc (a)	5,927	401
Caterpillar Inc	58,400	3,977	Oceaneering International Inc (a)	4,560	299
Joy Global Inc	7,473	424	Schlumberger Ltd	473,068	33,786
	$ 4,490		Smith International Inc	12,272	586
Machinery - Diversified - 0.63%				$ 49,723
Cummins Inc	5,552	401	Packaging & Containers - 0.09%
Deere & Co	8,738	523	Ball Corp	5,091	271
Flowserve Corp	4,669	535	Crown Holdings Inc (a)	13,336	347
Graco Inc	2,276	79	Owens-Illinois Inc (a)	11,434	405

See accompanying notes

273

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Packaging & Containers (continued)			Retail (continued)
Packaging Corp of America	1,089 $	27	Ross Stores Inc	6,837 $	383
Pactiv Corp (a)	9,008	229	Staples Inc	38,161	898
	$ 1,279		Starbucks Corp	39,257	1,020
Pharmaceuticals - 7.77%			Target Corp	192,917	10,971
Abbott Laboratories	745,876	38,158	Tiffany & Co	9,462	459
Allergan Inc/United States	348,217	22,179	TJX Cos Inc	425,209	19,705
AmerisourceBergen Corp	129,152	3,984	Urban Outfitters Inc (a)	10,704	401
Bristol-Myers Squibb Co	51,488	1,302	Walgreen Co	201,049	7,067
Cephalon Inc (a)	5,907	379	Wal-Mart Stores Inc	642,892	34,491
Eli Lilly & Co	25,473	891	Williams-Sonoma Inc	92,065	2,651
Express Scripts Inc (a)	104,663	10,480	Yum! Brands Inc	21,938	931
Herbalife Ltd	5,128	247		$ 159,271
McKesson Corp	31,221	2,024	Savings & Loans - 0.03%
Mead Johnson Nutrition Co	48,432	2,500	Capitol Federal Financial	1,666	63
Medco Health Solutions Inc (a)	26,194	1,543	Hudson City Bancorp Inc	21,657	288
Merck & Co Inc	640,383	22,439	TFS Financial Corp	1,035	14
Mylan Inc/PA (a)	17,451	384		$ 365
NBTY Inc (a)	2,965	121	Semiconductors - 2.58%
Novo Nordisk A/S ADR	34,903	2,866	Advanced Micro Devices Inc (a)	24,540	222
Omnicare Inc	4,167	116	Altera Corp	161,746	4,102
Perrigo Co	15,940	973	Analog Devices Inc	13,853	415
Valeant Pharmaceuticals International (a)	5,673	255	Broadcom Corp	182,687	6,301
	$ 110,841		Cree Inc (a)	36,310	2,659
Pipelines - 0.01%			Emulex Corp (a)	45,000	529
El Paso Corp	15,594	189	Intel Corp	371,256	8,476
			Linear Technology Corp	219,404	6,595
REITS - 0.17%			Marvell Technology Group Ltd (a)	22,055	455
Alexandria Real Estate Equities Inc	769	54	MEMC Electronic Materials Inc (a)	110,500	1,433
Digital Realty Trust Inc	6,342	372	Microchip Technology Inc	13,345	390
Federal Realty Investment Trust	638	49	Micron Technology Inc (a)	12,422	116
HCP Inc	9,480	304	National Semiconductor Corp	18,696	276
Health Care REIT Inc	5,027	226	NVIDIA Corp (a)	31,826	500
Nationwide Health Properties Inc	7,133	250	ON Semiconductor Corp (a)	35,214	280
Public Storage Inc	7,323	710	QLogic Corp (a)	88,910	1,722
Simon Property Group Inc	5,572	496	Texas Instruments Inc	72,380	1,883
	$ 2,461		Xilinx Inc	15,650	403
Retail - 11.15%				$ 36,757
Abercrombie & Fitch Co	87,000	3,805	Software - 4.61%
Advance Auto Parts Inc	7,938	358	Adobe Systems Inc (a)	24,910	837
Aeropostale Inc (a)	7,840	228	Allscripts-Misys Healthcare Solutions Inc (a)	5,215	105
American Eagle Outfitters Inc	14,220	239	ANSYS Inc (a)	7,304	329
AutoNation Inc (a)	713	14	BMC Software Inc (a)	8,796	346
AutoZone Inc (a)	2,489	460	Broadridge Financial Solutions Inc	7,262	173
Barnes & Noble Inc	792	17	CA Inc	24,687	563
Bed Bath & Beyond Inc (a)	13,917	640	Citrix Systems Inc (a)	8,680	408
Best Buy Co Inc	17,965	819	Dun & Bradstreet Corp	4,432	341
Big Lots Inc (a)	984	38	Fiserv Inc (a)	7,464	381
Brinker International Inc	8,513	158	Intuit Inc (a)	124,453	4,500
Chico's FAS Inc	13,862	206	Microsoft Corp	1,270,741	38,808
Chipotle Mexican Grill Inc (a)	32,901	4,438	MSCI Inc (a)	8,344	289
Copart Inc (a)	5,344	191	Oracle Corp	623,152	16,102
Costco Wholesale Corp	330,638	19,534	Red Hat Inc (a)	15,752	471
CVS Caremark Corp	21,104	779	Salesforce.com Inc (a)	18,216	1,559
Darden Restaurants Inc	10,973	491	Sybase Inc (a)	6,931	301
Dick's Sporting Goods Inc (a)	7,160	208	VMware Inc (a)	4,180	258
Dollar Tree Inc (a)	7,493	455		$ 65,771
Family Dollar Stores Inc	11,689	462	Telecommunications - 5.10%
GameStop Corp (a)	12,062	293	Amdocs Ltd (a)	2,289	73
Gap Inc/The	22,738	562	American Tower Corp (a)	121,889	4,974
Guess? Inc	4,861	223	Arris Group Inc (a)	92,100	1,132
Home Depot Inc	291,874	10,289	Cisco Systems Inc (a)	745,356	20,065
J Crew Group Inc (a)	38,113	1,771	Corning Inc	309,572	5,959
Kohl's Corp (a)	102,347	5,628	Crown Castle International Corp (a)	8,704	329
Lowe's Cos Inc	22,068	598	Frontier Communications Corp	11,325	90
Ltd Brands Inc	14,875	399	Harris Corp	8,642	445
McDonald's Corp	363,876	25,686	Juniper Networks Inc (a)	379,579	10,784
Nordstrom Inc	13,751	568	Motorola Inc (a)	12,230	86
Panera Bread Co (a)	2,291	178	NeuStar Inc (a)	6,024	148
PetSmart Inc	10,504	347	NII Holdings Inc (a)	909	39
Phillips-Van Heusen Corp	2,778	175	Qualcomm Inc	720,446	27,911
RadioShack Corp	1,699	37	SBA Communications Corp (a)	9,703	343
See accompanying notes			274

Schedule of Investments LargeCap Growth Fund II April 30, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Consumer, Non-cyclical	29 .56%
Telecommunications (continued)
tw telecom inc (a)	12,428 $	221	Technology	18 .42%
			Consumer, Cyclical	14 .05%
Windstream Corp	16,885	187	Industrial	10 .96%
		$ 72,786	Communications	10 .92%
Textiles - 0.00%			Financial	7 .11%
Cintas Corp	1,985	54	Energy	6 .07%
			Basic Materials	2 .08%
Toys, Games & Hobbies - 0.05%			Utilities	0 .23%
Hasbro Inc	5,968	229	Other Assets in Excess of Liabilities, Net	0 .60%
Mattel Inc	23,194	535	TOTAL NET ASSETS	100.00%
		$ 764
Transportation - 2.08%
CH Robinson Worldwide Inc	8,053	485	Other Assets Summary (unaudited)
Expeditors International of Washington Inc	11,406	465	Asset Type	Percent
Landstar System Inc	4,108	182	Futures	2 .61%
Teekay Corp	1,537	39	Currency Contract	0 .13%
Union Pacific Corp	88,239	6,676
United Parcel Service Inc	316,312	21,870
		$ 29,717
Water - 0.00%
American Water Works Co Inc	944	21

TOTAL COMMON STOCKS		$ 1,389,648
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.03%	(000's)	Value (000's)
Banks - 2.03%
Investment in Joint Trading Account; Bank of	$ 7,954	$ 7,953
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$8,112,652; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	5,173	5,173
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $5,276,852; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	7,954	7,954
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $8,112,653; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	7,954	7,954
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $8,112,651; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 29,034
TOTAL REPURCHASE AGREEMENTS		$ 29,034
Total Investments		$ 1,418,682
Other Assets in Excess of Liabilities, Net -
0.60%		$ 8,615
TOTAL NET ASSETS - 100.00%		$ 1,427,297

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 200,813
Unrealized Depreciation		(19,590)
Net Unrealized Appreciation (Depreciation)		$ 181,223
Cost for federal income tax purposes		$ 1,237,459
All dollar amounts are shown in thousands (000's)

See accompanying notes

275

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Danish Kroner	Banc of America Securities	05/28/2010	10,574,131 $	1,890 $	1,892	$ (2)

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
S&P 500; June 2010	Long	126 $	37,368 $		37,277	$ (91)
						$ (91)
All dollar amounts are shown in thousands (000's)

See accompanying notes

276

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 96.54%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Beverages (continued)
Interpublic Group of Cos Inc (a)	55,726 $	496	PepsiCo Inc	187,436 $	12,225
Omnicom Group Inc	35,607	1,519		$ 30,276
	$ 2,015		Biotechnology - 1.48%
Aerospace & Defense - 2.28%			Amgen Inc (a)	112,321	6,443
Boeing Co/The	86,821	6,288	Biogen Idec Inc (a)	30,922	1,647
General Dynamics Corp	44,241	3,378	Celgene Corp (a)	52,729	3,266
Goodrich Corp	14,356	1,065	Genzyme Corp (a)	30,520	1,625
L-3 Communications Holdings Inc	13,257	1,240	Gilead Sciences Inc (a)	103,613	4,110
Lockheed Martin Corp	36,170	3,071	Life Technologies Corp (a)	20,740	1,135
Northrop Grumman Corp	34,726	2,356	Millipore Corp (a)	6,426	682
Raytheon Co	43,479	2,535		$ 18,908
Rockwell Collins Inc	18,032	1,172	Building Materials - 0.05%
United Technologies Corp	107,402	8,050	Masco Corp	41,150	668
	$ 29,155
Agriculture - 1.57%			Chemicals - 1.88%
Altria Group Inc	238,626	5,056	Air Products & Chemicals Inc	24,333	1,868
Archer-Daniels-Midland Co	73,702	2,059	Airgas Inc	9,489	602
Lorillard Inc	17,756	1,392	CF Industries Holdings Inc	7,944	665
Philip Morris International Inc	215,736	10,588	Dow Chemical Co/The	131,933	4,067
Reynolds American Inc	19,387	1,036	Eastman Chemical Co	8,339	558
	$ 20,131		Ecolab Inc	27,098	1,324
Airlines - 0.09%			EI du Pont de Nemours & Co	103,665	4,130
Southwest Airlines Co	85,249	1,124	FMC Corp	8,318	529
			International Flavors & Fragrances Inc	9,066	454
Apparel - 0.50%			Monsanto Co	62,586	3,946
Coach Inc	36,037	1,504	PPG Industries Inc	19,023	1,339
Nike Inc	44,726	3,395	Praxair Inc	35,133	2,943
Polo Ralph Lauren Corp	6,562	590	Sherwin-Williams Co/The	10,556	824
VF Corp	10,147	877	Sigma-Aldrich Corp	13,967	828
	$ 6,366			$ 24,077
Automobile Manufacturers - 0.54%			Coal - 0.23%
Ford Motor Co (a)	386,322	5,030	Consol Energy Inc	25,171	1,125
PACCAR Inc	41,771	1,943	Massey Energy Co	11,639	426
	$ 6,973		Peabody Energy Corp	30,825	1,440
Automobile Parts & Equipment - 0.23%				$ 2,991
Goodyear Tire & Rubber Co/The (a)	27,781	373	Commercial Services - 1.50%
Johnson Controls Inc	77,045	2,588	Apollo Group Inc (a)	14,744	846
	$ 2,961		Automatic Data Processing Inc	57,902	2,511
Banks - 9.00%			DeVry Inc	7,101	443
Bank of America Corp	1,150,617	20,516	Equifax Inc	14,493	487
Bank of New York Mellon Corp/The	138,574	4,314	H&R Block Inc	38,485	705
BB&T Corp	79,217	2,633	Iron Mountain Inc	20,784	523
Capital One Financial Corp	52,220	2,267	Mastercard Inc	11,069	2,745
Citigroup Inc (a)	2,253,640	9,848	Monster Worldwide Inc (a)	14,406	251
Comerica Inc	19,960	838	Moody's Corp	22,552	557
Fifth Third Bancorp	91,190	1,360	Paychex Inc	36,892	1,129
First Horizon National Corp (a)	25,832	365	Quanta Services Inc (a)	24,093	485
Goldman Sachs Group Inc/The	60,358	8,764	Robert Half International Inc	17,045	467
Huntington Bancshares Inc/OH	82,165	556	RR Donnelley & Sons Co	23,567	506
JP Morgan Chase & Co	455,683	19,403	SAIC Inc (a)	34,965	609
KeyCorp	100,718	909	Total System Services Inc	22,621	362
M&T Bank Corp	9,528	832	Visa Inc	51,198	4,620
Marshall & Ilsley Corp	60,407	550	Washington Post Co/The	700	355
Morgan Stanley	160,353	4,846	Western Union Co/The	78,310	1,429
Northern Trust Corp	27,719	1,524		$ 19,030
PNC Financial Services Group Inc	59,294	3,985	Computers - 5.88%
Regions Financial Corp	136,790	1,209	Apple Inc (a)	104,005	27,158
State Street Corp	56,818	2,471	Cognizant Technology Solutions Corp (a)	34,129	1,747
SunTrust Banks Inc	57,273	1,695	Computer Sciences Corp	17,619	923
US Bancorp	219,452	5,875	Dell Inc (a)	197,488	3,195
Wells Fargo & Co	594,202	19,674	EMC Corp/Massachusetts (a)	235,436	4,476
Zions Bancorporation	17,250	496	Hewlett-Packard Co	270,001	14,032
	$ 114,930		IBM Corp	148,989	19,220
Beverages - 2.37%			Lexmark International Inc (a)	8,958	332
Brown-Forman Corp	12,466	725	NetApp Inc (a)	39,529	1,370
Coca-Cola Co/The	264,385	14,131	SanDisk Corp (a)	26,233	1,046
Coca-Cola Enterprises Inc	36,652	1,016	Teradata Corp (a)	19,122	556
Constellation Brands Inc (a)	22,909	419	Western Digital Corp (a)	26,224	1,078
Dr Pepper Snapple Group Inc	29,146	954		$ 75,133
Molson Coors Brewing Co	18,171	806

See accompanying notes

277

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.42%			Electronics - 0.55%
Avery Dennison Corp	12,852 $	502	Agilent Technologies Inc (a)	40,009 $	1,451
Clorox Co	16,085	1,040	Amphenol Corp	19,869	918
Fortune Brands Inc	17,431	914	FLIR Systems Inc (a)	17,534	536
Kimberly-Clark Corp	47,748	2,925	Jabil Circuit Inc	22,146	339
	$ 5,381		PerkinElmer Inc	13,485	338
Cosmetics & Personal Care - 2.19%			Thermo Fisher Scientific Inc (a)	46,963	2,596
Avon Products Inc	49,031	1,585	Waters Corp (a)	10,734	773
Colgate-Palmolive Co	56,630	4,762		$ 6,951
Estee Lauder Cos Inc/The	13,556	894	Energy - Alternate Sources - 0.06%
Procter & Gamble Co	333,141	20,708	First Solar Inc (a)	5,572	800
	$ 27,949
Distribution & Wholesale - 0.19%			Engineering & Contruction - 0.14%
Fastenal Co	15,049	823	Fluor Corp	20,507	1,084
Genuine Parts Co	18,202	779	Jacobs Engineering Group Inc (a)	14,289	689
WW Grainger Inc	7,061	781		$ 1,773
	$ 2,383		Entertainment - 0.06%
Diversified Financial Services - 1.77%			International Game Technology	34,021	717
American Express Co	137,258	6,330
Ameriprise Financial Inc	29,305	1,359	Environmental Control - 0.28%
Charles Schwab Corp/The	112,127	2,163	Republic Services Inc	37,142	1,153
CME Group Inc	7,644	2,510	Stericycle Inc (a)	9,724	573
Discover Financial Services	62,349	964	Waste Management Inc	55,624	1,929
E*Trade Financial Corp (a)	219,787	369		$ 3,655
Federated Investors Inc	10,157	245	Food - 1.94%
Franklin Resources Inc	17,014	1,967	Campbell Soup Co	21,632	776
IntercontinentalExchange Inc (a)	8,442	985	ConAgra Foods Inc	50,856	1,244
Invesco Ltd	49,179	1,131	Dean Foods Co (a)	20,794	326
Janus Capital Group Inc	21,066	297	General Mills Inc	37,796	2,690
Legg Mason Inc	18,647	591	Hershey Co/The	19,083	897
NASDAQ OMX Group Inc/The (a)	16,975	356	HJ Heinz Co	36,271	1,700
NYSE Euronext	29,935	977	Hormel Foods Corp	7,971	325
SLM Corp (a)	55,617	681	JM Smucker Co/The	13,652	834
T Rowe Price Group Inc	29,705	1,708	Kellogg Co	29,245	1,607
	$ 22,633		Kraft Foods Inc	199,181	5,896
Electric - 2.96%			Kroger Co/The	74,539	1,657
AES Corp/The (a)	76,670	885	McCormick & Co Inc/MD	15,155	600
Allegheny Energy Inc	19,449	424	Safeway Inc	44,593	1,052
Ameren Corp	27,174	705	Sara Lee Corp	79,980	1,137
American Electric Power Co Inc	54,830	1,881	SUPERVALU Inc	24,316	362
CMS Energy Corp	26,354	429	Sysco Corp	67,962	2,144
Consolidated Edison Inc	32,269	1,459	Tyson Foods Inc	34,987	685
Constellation Energy Group Inc	23,064	815	Whole Foods Market Inc (a)	19,539	763
Dominion Resources Inc/VA	68,829	2,877		$ 24,695
DTE Energy Co	18,916	911	Forest Products & Paper - 0.30%
Duke Energy Corp	150,171	2,520	International Paper Co	49,674	1,328
Edison International	37,369	1,284	MeadWestvaco Corp	19,645	534
Entergy Corp	21,700	1,764	Plum Creek Timber Co Inc	18,674	743
Exelon Corp	75,686	3,299	Weyerhaeuser Co	24,242	1,201
FirstEnergy Corp	34,963	1,324		$ 3,806
FPL Group Inc	47,409	2,468	Gas - 0.22%
Integrys Energy Group Inc	8,777	435	CenterPoint Energy Inc	45,043	647
Northeast Utilities	20,125	559	Nicor Inc	5,188	226
NRG Energy Inc (a)	30,038	726	NiSource Inc	31,747	517
Pepco Holdings Inc	25,503	427	Sempra Energy	28,330	1,393
PG&E Corp	42,590	1,865		$ 2,783
Pinnacle West Capital Corp	12,314	460	Hand & Machine Tools - 0.11%
PPL Corp	43,248	1,071	Snap-On Inc	6,625	319
Progress Energy Inc	32,644	1,303	Stanley Black & Decker Inc	18,055	1,122
Public Service Enterprise Group Inc	58,030	1,865		$ 1,441
SCANA Corp	12,787	505	Healthcare - Products - 3.37%
Southern Co	94,092	3,252	Baxter International Inc	69,123	3,264
TECO Energy Inc	24,518	415	Becton Dickinson and Co	27,033	2,065
Wisconsin Energy Corp	13,408	704	Boston Scientific Corp (a)	173,346	1,193
Xcel Energy Inc	52,375	1,139	CareFusion Corp (a)	20,337	561
	$ 37,771		CR Bard Inc	10,971	949
Electrical Components & Equipment - 0.38%			DENTSPLY International Inc	16,880	619
Emerson Electric Co	86,301	4,508	Hospira Inc (a)	18,793	1,011
Molex Inc	15,549	348	Intuitive Surgical Inc (a)	4,466	1,610
	$ 4,856		Johnson & Johnson	315,631	20,295
			Medtronic Inc	126,698	5,535

See accompanying notes

278

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
Patterson Cos Inc	10,701 $	342	Cliffs Natural Resources Inc	15,509 $	970
St Jude Medical Inc (a)	37,325	1,524	Nucor Corp	36,119	1,637
Stryker Corp	32,415	1,862	United States Steel Corp	16,444	899
Varian Medical Systems Inc (a)	14,214	801		$ 4,319
Zimmer Holdings Inc (a)	24,428	1,488	Leisure Products & Services - 0.23%
	$ 43,119		Carnival Corp	49,780	2,076
Healthcare - Services - 1.05%			Harley-Davidson Inc	26,873	909
Aetna Inc	49,433	1,461		$ 2,985
CIGNA Corp	31,537	1,011	Lodging - 0.27%
Coventry Health Care Inc (a)	16,977	403	Marriott International Inc/DE	29,196	1,073
DaVita Inc (a)	11,836	739	Starwood Hotels & Resorts Worldwide Inc	21,426	1,168
Humana Inc (a)	19,524	893	Wyndham Worldwide Corp	20,510	550
Laboratory Corp of America Holdings (a)	12,009	944	Wynn Resorts Ltd	7,919	699
Quest Diagnostics Inc	17,237	985		$ 3,490
Tenet Healthcare Corp (a)	49,667	310	Machinery - Construction & Mining - 0.38%
UnitedHealth Group Inc	132,763	4,024	Caterpillar Inc	71,652	4,879
WellPoint Inc (a)	50,916	2,739
	$ 13,509		Machinery - Diversified - 0.55%
Holding Companies - Diversified - 0.04%			Cummins Inc	23,095	1,668
Leucadia National Corp (a)	21,765	551	Deere & Co	48,631	2,909
			Flowserve Corp	6,406	734
Home Builders - 0.10%			Rockwell Automation Inc	16,374	994
DR Horton Inc	31,725	466	Roper Industries Inc	10,745	656
Lennar Corp	18,662	372		$ 6,961
Pulte Group Inc (a)	36,390	476	Media - 2.85%
	$ 1,314		CBS Corp	77,653	1,259
Home Furnishings - 0.09%			Comcast Corp - Class A	325,454	6,424
Harman International Industries Inc (a)	7,964	314	DIRECTV (a)	107,256	3,886
Whirlpool Corp	8,580	934	Discovery Communications Inc - A Shares (a)	32,520	1,258
	$ 1,248		Gannett Co Inc	27,224	463
Housewares - 0.04%			McGraw-Hill Cos Inc/The	36,208	1,221
Newell Rubbermaid Inc	31,862	544	Meredith Corp	4,211	152
			New York Times Co/The (a)	13,344	133
Insurance - 3.53%			News Corp - Class A	258,450	3,985
Aflac Inc	53,807	2,742	Scripps Networks Interactive	10,274	466
Allstate Corp/The	61,542	2,010	Time Warner Cable Inc	40,437	2,275
American International Group Inc (a)	15,475	602	Time Warner Inc	131,925	4,364
Aon Corp	30,606	1,300	Viacom Inc (a)	69,658	2,461
Assurant Inc	13,360	487	Walt Disney Co/The	222,452	8,195
Berkshire Hathaway Inc (a)	189,808	14,615		$ 36,542
Chubb Corp	37,686	1,993	Metal Fabrication & Hardware - 0.16%
Cincinnati Financial Corp	18,687	531	Precision Castparts Corp	16,250	2,086
Genworth Financial Inc (a)	56,094	927
Hartford Financial Services Group Inc	50,851	1,453	Mining - 0.74%
Lincoln National Corp	34,668	1,060	Alcoa Inc	117,020	1,573
Loews Corp	40,699	1,516	Freeport-McMoRan Copper & Gold Inc	49,383	3,730
Marsh & McLennan Cos Inc	61,039	1,478	Newmont Mining Corp	56,314	3,158
MetLife Inc	93,948	4,282	Titanium Metals Corp (a)	9,684	149
Progressive Corp/The	77,024	1,547	Vulcan Materials Co	14,490	830
Prudential Financial Inc	53,333	3,390		$ 9,440
Torchmark Corp	9,502	509	Miscellaneous Manufacturing - 3.61%
Travelers Cos Inc/The	58,904	2,989	3M Co	81,632	7,238
Unum Group	38,122	933	Danaher Corp	30,052	2,533
XL Capital Ltd	39,237	698	Dover Corp	21,369	1,116
	$ 45,062		Eastman Kodak Co (a)	30,812	189
Internet - 2.41%			Eaton Corp	18,970	1,464
Akamai Technologies Inc (a)	19,737	766	General Electric Co	1,223,771	23,080
Amazon.com Inc (a)	39,260	5,381	Honeywell International Inc	87,690	4,162
eBay Inc (a)	129,621	3,086	Illinois Tool Works Inc	44,370	2,267
Expedia Inc	24,251	573	ITT Corp	20,978	1,166
Google Inc (a)	27,718	14,564	Leggett & Platt Inc	17,027	418
McAfee Inc (a)	18,201	632	Pall Corp	13,461	525
Priceline.com Inc (a)	5,228	1,370	Parker Hannifin Corp	18,443	1,276
Symantec Corp (a)	92,471	1,551	Textron Inc	31,268	714
VeriSign Inc (a)	21,040	574		$ 46,148
Yahoo! Inc (a)	136,506	2,257	Office & Business Equipment - 0.18%
	$ 30,754		Pitney Bowes Inc	23,794	605
Iron & Steel - 0.35%			Xerox Corp	155,060	1,690
AK Steel Holding Corp	12,601	211		$ 2,295
Allegheny Technologies Inc	11,263	602

See accompanying notes

279

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 8.69%			Publicly Traded Investment Fund - 0.35%
Anadarko Petroleum Corp	56,494 $	3,512	iShares S&P 500 Index Fund/US	37,656 $	4,490
Apache Corp	38,600	3,928
Cabot Oil & Gas Corp	11,889	430	Real Estate - 0.04%
Chesapeake Energy Corp	74,765	1,779	CB Richard Ellis Group Inc (a)	31,005	537
Chevron Corp	230,347	18,759
ConocoPhillips	170,532	10,094	REITS - 1.20%
Denbury Resources Inc (a)	45,355	868	Apartment Investment & Management Co	13,435	301
Devon Energy Corp	51,246	3,450	AvalonBay Communities Inc	9,353	973
Diamond Offshore Drilling Inc	7,972	631	Boston Properties Inc	15,939	1,257
EOG Resources Inc	28,969	3,248	Equity Residential	32,331	1,464
EQT Corp	16,483	717	HCP Inc	33,702	1,083
Exxon Mobil Corp	541,505	36,741	Health Care REIT Inc	14,186	637
Helmerich & Payne Inc	12,125	492	Host Hotels & Resorts Inc	74,917	1,218
Hess Corp	33,403	2,123	Kimco Realty Corp	46,514	725
Marathon Oil Corp	81,195	2,610	ProLogis	54,389	716
Murphy Oil Corp	21,922	1,319	Public Storage Inc	15,562	1,508
Nabors Industries Ltd (a)	32,650	705	Simon Property Group Inc	33,260	2,961
Noble Energy Inc	20,008	1,529	Ventas Inc	17,973	849
Occidental Petroleum Corp	93,127	8,257	Vornado Realty Trust	18,082	1,507
Pioneer Natural Resources Co	13,253	850		$ 15,199
Questar Corp	20,031	960	Retail - 6.03%
Range Resources Corp	18,253	872	Abercrombie & Fitch Co	10,091	441
Rowan Cos Inc (a)	13,056	389	AutoNation Inc (a)	10,366	209
Southwestern Energy Co (a)	39,694	1,575	AutoZone Inc (a)	3,406	630
Sunoco Inc	13,413	439	Bed Bath & Beyond Inc (a)	30,051	1,381
Tesoro Corp	16,123	212	Best Buy Co Inc	39,316	1,793
Valero Energy Corp	64,781	1,347	Big Lots Inc (a)	9,481	362
XTO Energy Inc	66,907	3,179	Costco Wholesale Corp	50,389	2,977
	$ 111,015		CVS Caremark Corp	159,485	5,890
Oil & Gas Services - 1.64%			Darden Restaurants Inc	16,037	718
Baker Hughes Inc	49,251	2,450	Family Dollar Stores Inc	15,871	628
Cameron International Corp (a)	28,038	1,107	GameStop Corp (a)	17,513	426
FMC Technologies Inc (a)	13,991	947	Gap Inc/The	54,606	1,351
Halliburton Co	103,809	3,182	Home Depot Inc	195,028	6,874
National Oilwell Varco Inc	47,994	2,113	JC Penney Co Inc	27,066	789
Schlumberger Ltd	137,242	9,802	Kohl's Corp (a)	35,166	1,934
Smith International Inc	28,492	1,361	Lowe's Cos Inc	168,834	4,579
	$ 20,962		Ltd Brands Inc	30,681	822
Packaging & Containers - 0.19%			Macy's Inc	48,288	1,120
Ball Corp	10,791	574	McDonald's Corp	123,407	8,711
Bemis Co Inc	12,503	380	Nordstrom Inc	18,958	784
Owens-Illinois Inc (a)	19,338	686	Office Depot Inc (a)	31,511	216
Pactiv Corp (a)	15,178	386	O'Reilly Automotive Inc (a)	15,778	772
Sealed Air Corp	18,229	392	RadioShack Corp	14,364	309
	$ 2,418		Ross Stores Inc	14,208	796
Pharmaceuticals - 4.96%			Sears Holdings Corp (a)	5,567	673
Abbott Laboratories	178,080	9,111	Staples Inc	83,612	1,968
Allergan Inc/United States	35,270	2,246	Starbucks Corp	85,264	2,215
AmerisourceBergen Corp	32,388	999	Target Corp	86,286	4,907
Bristol-Myers Squibb Co	196,603	4,972	Tiffany & Co	14,274	692
Cardinal Health Inc	41,458	1,438	TJX Cos Inc	48,138	2,231
Cephalon Inc (a)	8,594	552	Urban Outfitters Inc (a)	14,881	558
Eli Lilly & Co	116,388	4,070	Walgreen Co	112,994	3,971
Express Scripts Inc (a)	31,575	3,162	Wal-Mart Stores Inc	244,723	13,129
Forest Laboratories Inc (a)	34,680	945	Yum! Brands Inc	53,823	2,283
King Pharmaceuticals Inc (a)	28,499	279		$ 77,139
McKesson Corp	30,898	2,003	Savings & Loans - 0.11%
Mead Johnson Nutrition Co	23,455	1,210	Hudson City Bancorp Inc	54,347	723
Medco Health Solutions Inc (a)	53,225	3,136	People's United Financial Inc	42,585	661
Merck & Co Inc	357,310	12,520		$ 1,384
Mylan Inc/PA (a)	35,174	775	Semiconductors - 2.44%
Pfizer Inc	925,628	15,477	Advanced Micro Devices Inc (a)	64,755	587
Watson Pharmaceuticals Inc (a)	12,223	523	Altera Corp	34,109	865
	$ 63,418		Analog Devices Inc	34,144	1,022
Pipelines - 0.38%			Applied Materials Inc	154,049	2,123
El Paso Corp	80,438	973	Broadcom Corp	49,453	1,706
Oneok Inc	12,099	595	Intel Corp	633,573	14,464
Spectra Energy Corp	74,263	1,733	KLA-Tencor Corp	19,736	672
Williams Cos Inc	66,936	1,580	Linear Technology Corp	25,636	771
	$ 4,881		LSI Corp (a)	75,301	453
			MEMC Electronic Materials Inc (a)	26,078	338

See accompanying notes

280

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Microchip Technology Inc	21,131 $	617	REPURCHASE AGREEMENTS - 3.50%	(000's)	Value (000's)
Micron Technology Inc (a)	97,566	912	Banks - 3.50%
National Semiconductor Corp	27,276	403	Investment in Joint Trading Account; Bank of	$ 12,247	$ 12,247
Novellus Systems Inc (a)	10,996	288	America Repurchase Agreement; 0.19%
NVIDIA Corp (a)	63,644	1,001	dated 04/30/10 maturing 05/03/10
QLogic Corp (a)	13,064	253	(collateralized by US Treasury Notes;
Teradyne Inc (a)	20,328	249	$12,491,577; 0.00% - 4.63%; dated 06/25/10
Texas Instruments Inc	142,438	3,705	- 10/15/15)
Xilinx Inc	31,730	818	Investment in Joint Trading Account; Credit Suisse	7,966	7,966
	$ 31,247		Repurchase Agreement; 0.19% dated
Software - 4.01%			04/30/10 maturing 05/03/10 (collateralized by
Adobe Systems Inc (a)	60,114	2,019	Sovereign Agency Issues; $8,125,110; 0.00%
Autodesk Inc (a)	26,348	896	- 5.50%; dated 03/03/10 - 10/05/29)
BMC Software Inc (a)	20,946	825	Investment in Joint Trading Account; Deutsche	12,247	12,246
CA Inc	45,330	1,034	Bank Repurchase Agreement; 0.18% dated
Cerner Corp (a)	7,789	661	04/30/10 maturing 05/03/10 (collateralized by
Citrix Systems Inc (a)	21,084	991	Sovereign Agency Issues; $12,491,577;
Compuware Corp (a)	26,083	224	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Dun & Bradstreet Corp	5,849	450	Investment in Joint Trading Account; Morgan	12,247	12,247
Electronic Arts Inc (a)	37,464	726	Stanley Repurchase Agreement; 0.18% dated
Fidelity National Information Services Inc	37,841	995	04/30/10 maturing 05/03/10 (collateralized by
Fiserv Inc (a)	17,470	893	Sovereign Agency Issues; $12,491,577;
Intuit Inc (a)	36,005	1,302	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
Microsoft Corp	875,154	26,727			$ 44,706
Novell Inc (a)	39,946	224	TOTAL REPURCHASE AGREEMENTS		$ 44,706
Oracle Corp	448,313	11,584	Total Investments		$ 1,278,314
Red Hat Inc (a)	21,644	647	Liabilities in Excess of Other Assets, Net -
Salesforce.com Inc (a)	12,606	1,079	(0.04)%		$ (498)
	$ 51,277		TOTAL NET ASSETS - 100.00%		$ 1,277,816
Telecommunications - 5.27%
American Tower Corp (a)	46,184	1,885
AT&T Inc	676,936	17,641	(a) Non-Income Producing Security
CenturyTel Inc	34,359	1,172
Cisco Systems Inc (a)	656,700	17,678
Corning Inc	178,796	3,442	Unrealized Appreciation (Depreciation)
Frontier Communications Corp	35,822	285	The net federal income tax unrealized appreciation (depreciation) and federal tax
Harris Corp	15,003	773	cost of investments held as of the period end were as follows:
JDS Uniphase Corp (a)	25,635	333
Juniper Networks Inc (a)	60,265	1,712
MetroPCS Communications Inc (a)	29,936	228	Unrealized Appreciation		$ 205,351
Motorola Inc (a)	265,275	1,876	Unrealized Depreciation		(157,035)
			Net Unrealized Appreciation (Depreciation)		$ 48,316
Qualcomm Inc	192,756	7,467	Cost for federal income tax purposes		$ 1,229,998
Qwest Communications International Inc	170,662	893	All dollar amounts are shown in thousands (000's)
Sprint Nextel Corp (a)	341,486	1,451
Tellabs Inc	44,084	400	Portfolio Summary (unaudited)
Verizon Communications Inc	325,243	9,396	Sector		Percent
Windstream Corp	52,405	579	Consumer, Non-cyclical		20 .82%
	$ 67,211		Financial		19 .15%
Textiles - 0.03%			Technology		12 .51%
Cintas Corp	15,079	411	Energy		11 .00%
			Communications		10 .69%
Toys, Games & Hobbies - 0.12%			Industrial		10 .48%
Hasbro Inc	14,077	540	Consumer, Cyclical		8 .55%
Mattel Inc	41,710	961	Basic Materials		3 .27%
	$ 1,501		Utilities		3 .18%
Transportation - 1.80%			Exchange Traded Funds		0 .35%
CH Robinson Worldwide Inc	19,104	1,152	Diversified		0 .04%
CSX Corp	44,735	2,507	Liabilities in Excess of Other Assets, Net		(0 .04)%
Expeditors International of Washington Inc	24,329	991	TOTAL NET ASSETS		100.00%
FedEx Corp	35,890	3,231
Norfolk Southern Corp	42,397	2,516	Other Assets Summary (unaudited)
Ryder System Inc	6,126	285
Union Pacific Corp	57,954	4,385	Asset Type		Percent
United Parcel Service Inc	113,875	7,873	Futures		3 .45%
	$ 22,940
TOTAL COMMON STOCKS	$ 1,233,608

See accompanying notes

281

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	149 $	43,327	$ 44,082	$ 755
					$ 755
All dollar amounts are shown in thousands (000's)

See accompanying notes

282

Schedule of Investments LargeCap Value Fund April 30, 2010 (unaudited)

COMMON STOCKS - 97.75%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 2.16%			Gas (continued)
Interpublic Group of Cos Inc (a)	1,469,192 $	13,091	Southern Union Co	338,099 $	8,834
Omnicom Group Inc	302,042	12,885		$ 23,776
	$ 25,976		Healthcare - Products - 1.69%
Automobile Manufacturers - 1.29%			CareFusion Corp (a)	370,430	10,216
Ford Motor Co (a)	1,194,571	15,553	Hologic Inc (a)	564,960	10,096
				$ 20,312
Banks - 14.10%			Healthcare - Services - 1.41%
Bank of America Corp	1,694,024	30,204	UnitedHealth Group Inc	557,949	16,911
Citigroup Inc (a)	1,262,226	5,516
Comerica Inc	185,675	7,798	Insurance - 5.79%
Commerce Bancshares Inc	148,240	6,140	Chubb Corp	285,511	15,095
Goldman Sachs Group Inc/The	105,134	15,266	Endurance Specialty Holdings Ltd	188,992	6,964
JP Morgan Chase & Co	463,032	19,716	Travelers Cos Inc/The	380,938	19,329
M&T Bank Corp	61,553	5,377	Unitrin Inc	383,480	11,217
PNC Financial Services Group Inc	296,558	19,932	Unum Group	696,095	17,033
US Bancorp	754,461	20,197		$ 69,638
Wells Fargo & Co	1,191,044	39,435	Internet - 0.70%
	$ 169,581		AOL Inc (a)	361,637	8,448
Chemicals - 2.19%
Ashland Inc	210,724	12,551	Media - 1.97%
Lubrizol Corp	153,128	13,833	DISH Network Corp	261,722	5,797
	$ 26,384		Gannett Co Inc	615,663	10,479
Coal - 0.81%			News Corp - Class A	479,850	7,399
Arch Coal Inc	360,033	9,721		$ 23,675
			Metal Fabrication & Hardware - 1.41%
Commercial Services - 0.75%			Timken Co	482,267	16,966
Equifax Inc	267,431	8,986
			Mining - 1.11%
Computers - 3.18%			Freeport-McMoRan Copper & Gold Inc	176,454	13,328
EMC Corp/Massachusetts (a)	1,120,298	21,297
Hewlett-Packard Co	326,990	16,994	Miscellaneous Manufacturing - 5.96%
	$ 38,291		Carlisle Cos Inc	61,108	2,306
Consumer Products - 0.70%			General Electric Co	2,837,495	53,515
Kimberly-Clark Corp	138,267	8,470	Illinois Tool Works Inc	310,399	15,861
				$ 71,682
Distribution & Wholesale - 0.47%			Office & Business Equipment - 1.43%
WESCO International Inc (a)	139,432	5,664	Xerox Corp	1,583,409	17,259

Diversified Financial Services - 4.65%			Oil & Gas - 10.04%
American Express Co	388,085	17,899	Chevron Corp	132,871	10,821
Ameriprise Financial Inc	369,180	17,115	Ensco PLC ADR	194,582	9,180
Discover Financial Services	446,520	6,903	Exxon Mobil Corp (b)	697,065	47,296
NASDAQ OMX Group Inc/The (a)	669,779	14,065	Hess Corp	241,903	15,373
	$ 55,982		Occidental Petroleum Corp	235,829	20,908
Electric - 5.36%			Whiting Petroleum Corp (a)	48,499	4,381
CMS Energy Corp	590,634	9,604	XTO Energy Inc	270,449	12,852
DTE Energy Co	284,031	13,682		$ 120,811
Edison International	389,789	13,397	Oil & Gas Services - 2.95%
Entergy Corp	148,103	12,039	Halliburton Co	363,902	11,154
Integrys Energy Group Inc	194,868	9,667	National Oilwell Varco Inc	337,401	14,856
Xcel Energy Inc	280,097	6,092	Oil States International Inc (a)	198,103	9,570
	$ 64,481			$ 35,580
Electronics - 1.59%			Pharmaceuticals - 5.66%
Garmin Ltd	151,979	5,681	AmerisourceBergen Corp	307,922	9,499
Thomas & Betts Corp (a)	320,256	13,432	Bristol-Myers Squibb Co	600,723	15,192
	$ 19,113		Cardinal Health Inc	425,622	14,765
Engineering & Contruction - 0.86%			Endo Pharmaceuticals Holdings Inc (a)	469,586	10,284
Jacobs Engineering Group Inc (a)	215,593	10,396	Forest Laboratories Inc (a)	342,063	9,325
			Pfizer Inc (b)	534,892	8,943
Food - 2.12%				$ 68,008
Del Monte Foods Co	802,466	11,989	Pipelines - 2.26%
Tyson Foods Inc	686,600	13,451	El Paso Corp	933,005	11,290
	$ 25,440		Williams Cos Inc	670,914	15,840
Forest Products & Paper - 1.25%				$ 27,130
International Paper Co	563,955	15,080	REITS - 1.77%
			Mack-Cali Realty Corp	318,531	10,945
Gas - 1.98%			Ventas Inc	217,761	10,285
AGL Resources Inc	245,287	9,691		$ 21,230
Energen Corp	107,439	5,251	Retail - 4.30%
			Best Buy Co Inc	230,135	10,494

See accompanying notes

283

Schedule of Investments LargeCap Value Fund April 30, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Financial	27 .50%
Retail (continued)
Big Lots Inc (a)	179,066 $	6,840	Energy	16 .06%
			Consumer, Non-cyclical	12 .33%
Gap Inc/The	492,694	12,184	Industrial	9 .82%
Starbucks Corp	370,174	9,617
Wal-Mart Stores Inc	236,861	12,708	Communications	9 .17%
			Utilities	7 .34%
		$ 51,843	Consumer, Cyclical	6 .83%
Semiconductors - 0.73%			Technology	5 .34%
Intel Corp	387,108	8,838	Basic Materials	4 .55%
			Other Assets in Excess of Liabilities, Net	1 .06%
Telecommunications - 4.34%			TOTAL NET ASSETS	100.00%
Amdocs Ltd (a)	275,677	8,805
AT&T Inc	1,219,475	31,779
Qwest Communications International Inc	2,239,690	11,714	Other Assets Summary (unaudited)
		$ 52,298	Asset Type	Percent
Toys, Games & Hobbies - 0.77%			Futures	1 .18%
Mattel Inc	402,754	9,284

TOTAL COMMON STOCKS		$ 1,176,135
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.19%	(000's)	Value (000's)
Banks - 1.19%
Investment in Joint Trading Account; Bank of	$ 3,935	$ 3,935
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$4,014,104; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	2,560	2,560
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $2,610,962; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	3,935	3,936
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $4,014,104; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	3,935	3,935
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $4,014,104; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 14,366
TOTAL REPURCHASE AGREEMENTS		$ 14,366
Total Investments		$ 1,190,501
Other Assets in Excess of Liabilities, Net -
1.06%		$ 12,765
TOTAL NET ASSETS - 100.00%		$ 1,203,266

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,008 or 0.33% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 103,789
Unrealized Depreciation		(20,896)
Net Unrealized Appreciation (Depreciation)		$ 82,893
Cost for federal income tax purposes		$ 1,107,608
All dollar amounts are shown in thousands (000's)

See accompanying notes

284

Schedule of Investments
LargeCap Value Fund
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; June 2010	Long	65 $	3,861	$ 3,846	$ (15)
S&P 500; June 2010	Long	35	9,998	10,355	357
					$ 342
All dollar amounts are shown in thousands (000's)

See accompanying notes

285

Schedule of Investments
LargeCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS - 96.51%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.60%			Beverages (continued)
Interpublic Group of Cos Inc (a)	1,569,301 $	13,982	Dr Pepper Snapple Group Inc	26,098 $	854
			Molson Coors Brewing Co	17,393	772
Aerospace & Defense - 3.34%			PepsiCo Inc	165,181	10,773
Boeing Co/The	57,495	4,164		$ 15,745
General Dynamics Corp	484,708	37,013	Biotechnology - 0.53%
L-3 Communications Holdings Inc	11,502	1,076	Amgen Inc (a)	213,800	12,264
Northrop Grumman Corp	26,324	1,785	Life Technologies Corp (a)	2,871	157
Raytheon Co	255,513	14,896		$ 12,421
Spirit Aerosystems Holdings Inc (a)	10,266	228	Chemicals - 1.14%
United Technologies Corp	249,594	18,707	Agrium Inc	61,200	3,820
	$ 77,869		Air Products & Chemicals Inc	13,643	1,048
Agriculture - 0.82%			Albemarle Corp	12,424	567
Archer-Daniels-Midland Co	24,311	679	Ashland Inc	10,405	620
Bunge Ltd	11,559	612	Cabot Corp	9,435	307
Lorillard Inc	2,634	207	CF Industries Holdings Inc	1,630	136
Reynolds American Inc	329,640	17,609	Cytec Industries Inc	6,806	327
	$ 19,107		Dow Chemical Co/The	110,470	3,406
Airlines - 0.41%			Eastman Chemical Co	10,481	702
Southwest Airlines Co	729,601	9,616	EI du Pont de Nemours & Co	60,020	2,391
			FMC Corp	80,268	5,108
Apparel - 0.04%			Huntsman Corp	23,393	267
Polo Ralph Lauren Corp	437	39	International Flavors & Fragrances Inc	601	30
VF Corp	9,894	855	Lubrizol Corp	1,175	106
	$ 894		PPG Industries Inc	16,332	1,149
Automobile Manufacturers - 1.22%			Praxair Inc	70,600	5,914
Ford Motor Co (a)	927,838	12,080	RPM International Inc	8,764	193
Oshkosh Corp (a)	12,895	498	Sherwin-Williams Co/The	1,970	154
PACCAR Inc	341,912	15,906	Valspar Corp	14,462	453
	$ 28,484			$ 26,698
Automobile Parts & Equipment - 0.49%			Coal - 0.58%
Autoliv Inc (a)	12,273	672	Arch Coal Inc	23,439	633
BorgWarner Inc (a)	220,012	9,535	Massey Energy Co	2,778	102
Johnson Controls Inc	29,162	980	Peabody Energy Corp	275,135	12,854
TRW Automotive Holdings Corp (a)	6,274	202		$ 13,589
	$ 11,389		Commercial Services - 0.12%
Banks - 15.11%			Career Education Corp (a)	731	22
BancorpSouth Inc	12,019	266	Convergys Corp (a)	12,286	155
Bank of America Corp	2,722,527	48,543	Corrections Corp of America (a)	14,722	305
Bank of Hawaii Corp	6,894	365	Education Management Corp (a)	1,151	25
Bank of New York Mellon Corp/The	755,147	23,508	Equifax Inc	3,773	127
BB&T Corp	67,100	2,230	Hillenbrand Inc	5,224	128
BOK Financial Corp	1,835	100	Interactive Data Corp	2,660	89
Capital One Financial Corp	445,560	19,342	KAR Auction Services Inc (a)	1,473	23
Citigroup Inc (a)	1,630,739	7,126	Quanta Services Inc (a)	30,177	608
City National Corp/CA	6,215	387	RR Donnelley & Sons Co	21,966	472
Comerica Inc	274,805	11,542	SAIC Inc (a)	14,850	259
Commerce Bancshares Inc	5,984	248	Service Corp International/US	36,201	325
Cullen/Frost Bankers Inc	7,457	443	Total System Services Inc	6,193	99
Fifth Third Bancorp	68,598	1,023	Verisk Analytics Inc (a)	3,368	94
First Citizens BancShares Inc/NC	871	179	Weight Watchers International Inc	4,139	110
First Horizon National Corp (a)	32,435	459		$ 2,841
Fulton Financial Corp	25,331	266	Computers - 4.33%
Goldman Sachs Group Inc/The	252,165	36,614	Brocade Communications Systems Inc (a)	41,182	267
JP Morgan Chase & Co	2,071,589	88,208	Computer Sciences Corp	14,521	761
KeyCorp	75,775	684	Diebold Inc	1,127	35
M&T Bank Corp	10,991	960	DST Systems Inc	630	27
Marshall & Ilsley Corp	1,173,600	10,680	EMC Corp/Massachusetts (a)	941,956	17,907
Morgan Stanley	429,730	12,987	Hewlett-Packard Co	781,109	40,594
PNC Financial Services Group Inc	50,520	3,395	IBM Corp	93,100	12,010
Regions Financial Corp	99,618	881	Lexmark International Inc (a)	11,264	417
State Street Corp	19,889	865	Research In Motion Ltd (a)	234,000	16,659
SunTrust Banks Inc	198,821	5,885	Seagate Technology (a)	639,734	11,752
TCF Financial Corp	20,463	381	Synopsys Inc (a)	7,753	176
US Bancorp	185,446	4,964	Teradata Corp (a)	4,381	128
Wells Fargo & Co	2,115,488	70,044	Western Digital Corp (a)	3,026	124
	$ 352,575			$ 100,857
Beverages - 0.68%			Consumer Products - 0.66%
Brown-Forman Corp	2,086	121	Clorox Co	2,269	147
Coca-Cola Co/The	50,931	2,723	Fortune Brands Inc	273,227	14,322
Constellation Brands Inc (a)	27,450	502	Jarden Corp	12,674	407

See accompanying notes

286

Schedule of Investments
LargeCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Kimberly-Clark Corp	7,764 $	476	Garmin Ltd	2,794 $	104
	$ 15,352		Jabil Circuit Inc	13,592	208
Cosmetics & Personal Care - 1.11%			Tech Data Corp (a)	7,242	311
Alberto-Culver Co	1,827	53	Thermo Fisher Scientific Inc (a)	38,831	2,147
Procter & Gamble Co	414,473	25,763	Thomas & Betts Corp (a)	5,206	218
	$ 25,816		Vishay Intertechnology Inc (a)	21,183	221
Distribution & Wholesale - 0.07%				$ 4,061
Genuine Parts Co	22,998	984	Energy - Alternate Sources - 0.01%
Ingram Micro Inc (a)	23,352	424	Covanta Holding Corp (a)	18,605	325
WESCO International Inc (a)	2,747	112
	$ 1,520		Engineering & Contruction - 0.70%
Diversified Financial Services - 1.29%			Foster Wheeler AG (a)	507,500	15,215
American Express Co	85,788	3,957	KBR Inc	23,149	511
AmeriCredit Corp (a)	9,030	216	Shaw Group Inc/The (a)	2,144	82
Ameriprise Financial Inc	423,311	19,625	URS Corp (a)	10,497	539
BlackRock Inc	3,034	558		$ 16,347
CME Group Inc	6,471	2,125	Entertainment - 0.64%
Discover Financial Services	55,441	857	DreamWorks Animation SKG Inc (a)	371,300	14,737
Federated Investors Inc	809	19	International Game Technology	7,179	151
Franklin Resources Inc	8,578	992	Regal Entertainment Group	5,582	95
Invesco Ltd	39,569	910		$ 14,983
Investment Technology Group Inc (a)	5,456	95	Environmental Control - 0.06%
NASDAQ OMX Group Inc/The (a)	10,864	228	Republic Services Inc	31,721	984
Raymond James Financial Inc	14,119	432	Waste Connections Inc (a)	3,070	110
	$ 30,014		Waste Management Inc	7,311	254
Electric - 4.56%				$ 1,348
AES Corp/The (a)	18,658	215	Food - 1.60%
Allegheny Energy Inc	9,505	207	Campbell Soup Co	9,116	327
Ameren Corp	34,095	885	ConAgra Foods Inc	45,982	1,125
American Electric Power Co Inc	520,261	17,845	Del Monte Foods Co	28,523	426
CMS Energy Corp	32,720	532	General Mills Inc	19,889	1,416
Consolidated Edison Inc	27,327	1,235	Hershey Co/The	9,261	435
Constellation Energy Group Inc	4,103	145	HJ Heinz Co	8,623	404
Dominion Resources Inc/VA	58,754	2,456	Hormel Foods Corp	9,069	370
DPL Inc	14,601	411	JM Smucker Co/The	12,175	744
DTE Energy Co	16,318	786	Kraft Foods Inc	127,033	3,760
Duke Energy Corp	111,015	1,863	Kroger Co/The	757,596	16,841
Dynegy Inc (a)	1,896,154	2,522	Safeway Inc	33,533	792
Edison International	32,447	1,115	Sara Lee Corp	53,781	765
Entergy Corp	19,528	1,587	Tyson Foods Inc	43,519	852
Exelon Corp	450,835	19,652	Unilever NV	298,300	9,026
FirstEnergy Corp	359,567	13,617	Whole Foods Market Inc (a)	3,081	120
FPL Group Inc	30,788	1,602		$ 37,403
Integrys Energy Group Inc	8,600	427	Forest Products & Paper - 0.67%
MDU Resources Group Inc	26,538	563	International Paper Co	506,512	13,544
Northeast Utilities	25,261	702	MeadWestvaco Corp	24,681	671
NV Energy Inc	19,371	242	Plum Creek Timber Co Inc	15,100	601
OGE Energy Corp	13,852	573	Weyerhaeuser Co	18,229	903
Pepco Holdings Inc	553,095	9,259		$ 15,719
PG&E Corp	174,383	7,638	Gas - 0.20%
Pinnacle West Capital Corp	14,583	545	AGL Resources Inc	11,130	440
Progress Energy Inc	27,792	1,109	Atmos Energy Corp	13,272	393
Public Service Enterprise Group Inc	50,391	1,619	CenterPoint Energy Inc	8,555	123
SCANA Corp	17,572	694	Energen Corp	10,341	505
Southern Co	387,384	13,388	National Fuel Gas Co	10,207	531
TECO Energy Inc	30,705	520	NiSource Inc	39,608	646
Westar Energy Inc	15,675	371	Sempra Energy	24,327	1,196
Wisconsin Energy Corp	16,864	886	Southern Union Co	16,051	419
Xcel Energy Inc	45,383	987	UGI Corp	15,617	429
	$ 106,198			$ 4,682
Electrical Components & Equipment - 0.05%			Hand & Machine Tools - 0.07%
Energizer Holdings Inc (a)	1,537	94	Lincoln Electric Holdings Inc	6,133	368
General Cable Corp (a)	7,493	214	Snap-On Inc	6,035	291
Hubbell Inc	7,608	354	Stanley Black & Decker Inc	15,037	934
Molex Inc	17,363	389		$ 1,593
	$ 1,051		Healthcare - Products - 1.74%
Electronics - 0.18%			Boston Scientific Corp (a)	807,376	5,555
Arrow Electronics Inc (a)	10,091	308	Cooper Cos Inc/The	6,516	253
Avnet Inc (a)	14,490	463	Covidien PLC	503,944	24,184
AVX Corp	5,239	81	Johnson & Johnson	145,211	9,338

See accompanying notes

287

Schedule of Investments
LargeCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Internet (continued)
Kinetic Concepts Inc (a)	5,733 $	248	eBay Inc (a)	82,178 $	1,957
Zimmer Holdings Inc (a)	17,487	1,065	Expedia Inc	2,265	53
	$ 40,643		IAC/InterActiveCorp (a)	6,818	153
Healthcare - Services - 2.07%			Liberty Media Corp - Interactive (a)	57,553	885
Aetna Inc	35,437	1,047		$ 3,415
CIGNA Corp	21,995	705	Iron & Steel - 0.56%
Coventry Health Care Inc (a)	15,373	365	Carpenter Technology Corp	6,354	249
Health Net Inc (a)	14,978	330	Cliffs Natural Resources Inc	11,758	735
Humana Inc (a)	15,489	708	Nucor Corp	27,103	1,228
LifePoint Hospitals Inc (a)	7,840	299	Reliance Steel & Aluminum Co	9,076	443
Lincare Holdings Inc (a)	1,784	83	Schnitzer Steel Industries Inc	616	33
Mednax Inc (a)	4,469	246	Steel Dynamics Inc	31,037	488
UnitedHealth Group Inc	1,075,403	32,595	United States Steel Corp	183,162	10,012
WellPoint Inc (a)	226,116	12,166		$ 13,188
	$ 48,544		Leisure Products & Services - 1.13%
Home Builders - 0.02%			Carnival Corp	453,199	18,899
NVR Inc (a)	730	524	Harley-Davidson Inc	20,218	684
			Royal Caribbean Cruises Ltd (a)	190,600	6,831
Home Furnishings - 0.29%				$ 26,414
Whirlpool Corp	62,627	6,818	Lodging - 0.09%
			Choice Hotels International Inc	2,817	102
Housewares - 0.02%			Marriott International Inc/DE	22,870	841
Newell Rubbermaid Inc	33,555	573	Starwood Hotels & Resorts Worldwide Inc	15,082	822
			Wyndham Worldwide Corp	14,334	384
Insurance - 3.58%				$ 2,149
ACE Ltd	250,831	13,342	Machinery - Construction & Mining - 0.10%
Aflac Inc	619,897	31,590	Bucyrus International Inc	9,046	570
Allied World Assurance Co Holdings Ltd	7,144	311	Caterpillar Inc	25,948	1,767
Allstate Corp/The	55,505	1,813	Joy Global Inc	1,725	98
American Financial Group Inc/OH	12,401	365		$ 2,435
Aon Corp	23,876	1,014	Machinery - Diversified - 0.79%
Arch Capital Group Ltd (a)	6,590	498
			Cummins Inc	91,648	6,620
Arthur J Gallagher & Co	1,002	26	Deere & Co	174,574	10,443
Aspen Insurance Holdings Ltd	11,960	323	Gardner Denver Inc	7,432	374
Assurant Inc	16,986	619	IDEX Corp	4,771	160
Axis Capital Holdings Ltd	13,643	425	Manitowoc Co Inc/The	18,804	264
Chubb Corp	34,357	1,816	Rockwell Automation Inc	12,599	765
Cincinnati Financial Corp	20,869	593		$ 18,626
CNA Financial Corp (a)	1,985	56
			Media - 4.20%
Endurance Specialty Holdings Ltd	4,486	165	Cablevision Systems Corp	33,840	929
Everest Re Group Ltd	8,879	681	CBS Corp	58,645	951
Fidelity National Financial Inc	28,895	439	Comcast Corp - Class A	1,529,435	30,191
First American Corp	14,346	496	DIRECTV (a)	50,038	1,813
Genworth Financial Inc (a)	40,449	668
			Discovery Communications Inc - C Shares (a)	2,698	90
Hanover Insurance Group Inc/The	6,319	285	DISH Network Corp	28,982	642
Hartford Financial Services Group Inc	38,267	1,093	Gannett Co Inc	33,532	571
HCC Insurance Holdings Inc	16,185	440	Liberty Global Inc - A Shares (a)	22,952	629
Loews Corp	33,910	1,263	Meredith Corp	4,887	176
Marsh & McLennan Cos Inc	50,020	1,212	New York Times Co/The (a)	13,946	138
Mercury General Corp	3,847	173	News Corp - Class A	219,809	3,390
MetLife Inc	281,071	12,811	Scripps Networks Interactive	5,125	233
OneBeacon Insurance Group Ltd	3,180	51	Time Warner Cable Inc	34,014	1,913
PartnerRe Ltd	11,914	924	Time Warner Inc	808,517	26,746
Progressive Corp/The	63,287	1,271	Viacom Inc (a)	52,400	1,851
Protective Life Corp	12,343	297	Walt Disney Co/The	751,971	27,702
Prudential Financial Inc	22,930	1,458		$ 97,965
Reinsurance Group of America Inc	9,679	500
RenaissanceRe Holdings Ltd	8,988	503	Metal Fabrication & Hardware - 0.02%
StanCorp Financial Group Inc	7,073	318	Timken Co	13,962	491
Symetra Financial Corp	3,267	44
Torchmark Corp	11,937	639	Mining - 0.44%
Transatlantic Holdings Inc	3,934	196	Alcoa Inc	45,122	606
Travelers Cos Inc/The	53,149	2,697	Compass Minerals International Inc	2,183	164
Unitrin Inc	6,070	177	Freeport-McMoRan Copper & Gold Inc	113,764	8,593
Unum Group	34,282	839	Royal Gold Inc	4,450	228
			Southern Copper Corp	6,703	205
Validus Holdings Ltd	11,635	297	Titanium Metals Corp (a)	12,281	189
Wesco Financial Corp	182	69
WR Berkley Corp	13,027	352		$ 9,985
	$ 83,149		Miscellaneous Manufacturing - 5.24%
Internet - 0.15%			Aptargroup Inc	9,772	421
AOL Inc (a)	15,692	367	Carlisle Cos Inc	6,442	243

See accompanying notes

288

Schedule of Investments
LargeCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Packaging & Containers (continued)
Crane Co	3,281 $	118	Temple-Inland Inc	15,361 $	358
Danaher Corp	9,645	813		$ 13,583
Dover Corp	296,033	15,459	Pharmaceuticals - 5.60%
Eaton Corp	16,343	1,261	AmerisourceBergen Corp	5,096	157
General Electric Co	3,238,763	61,083	Bristol-Myers Squibb Co	77,111	1,950
Harsco Corp	2,973	92	Cardinal Health Inc	36,371	1,262
Illinois Tool Works Inc	426,335	21,786	Eli Lilly & Co	41,605	1,455
ITT Corp	344,286	19,131	Endo Pharmaceuticals Holdings Inc (a)	16,899	370
Leggett & Platt Inc	8,112	199	Forest Laboratories Inc (a)	30,468	831
Parker Hannifin Corp	15,842	1,096	King Pharmaceuticals Inc (a)	35,772	351
SPX Corp	7,068	494	McKesson Corp	13,981	906
	$ 122,196		Mead Johnson Nutrition Co	14,722	760
Office & Business Equipment - 0.08%			Merck & Co Inc	1,394,250	48,854
Pitney Bowes Inc	29,771	756	Mylan Inc/PA (a)	211,800	4,666
Xerox Corp	101,108	1,102	NBTY Inc (a)	2,390	97
	$ 1,858		Pfizer Inc	4,113,662	68,780
Oil & Gas - 15.55%				$ 130,439
Anadarko Petroleum Corp	210,900	13,110	Pipelines - 0.21%
Apache Corp	37,194	3,785	El Paso Corp	73,013	883
Atwood Oceanics Inc (a)	1,122	41	Oneok Inc	15,186	746
Chesapeake Energy Corp	54,008	1,285	Spectra Energy Corp	71,574	1,671
Chevron Corp	1,014,945	82,658	Williams Cos Inc	64,378	1,520
Concho Resources Inc/Midland TX (a)	11,728	666		$ 4,820
ConocoPhillips	164,413	9,732	Real Estate - 0.23%
Denbury Resources Inc (a)	34,224	655	CB Richard Ellis Group Inc (a)	286,300	4,959
Devon Energy Corp	183,386	12,348	Jones Lang LaSalle Inc	6,023	475
EOG Resources Inc	171,589	19,239		$ 5,434
Exxon Mobil Corp	1,473,708	99,991	REITS - 0.85%
Helmerich & Payne Inc	10,463	425	Alexandria Real Estate Equities Inc	5,007	355
Hess Corp	275,123	17,484	AMB Property Corp	21,089	588
Marathon Oil Corp	395,257	12,707	Annaly Capital Management Inc	53,090	900
Murphy Oil Corp	21,170	1,273	Apartment Investment & Management Co	16,893	379
Nabors Industries Ltd (a)	40,827	881	AvalonBay Communities Inc	7,793	811
Newfield Exploration Co (a)	11,438	666	Boston Properties Inc	13,509	1,065
Noble Corp	220,765	8,718	Brandywine Realty Trust	18,549	236
Noble Energy Inc	14,950	1,142	BRE Properties Inc	7,840	327
Occidental Petroleum Corp	430,554	38,173	Camden Property Trust	9,616	466
Petrohawk Energy Corp (a)	228,000	4,922	Chimera Investment Corp	96,697	393
Pioneer Natural Resources Co	12,652	811	Corporate Office Properties Trust SBI MD	8,275	335
Pride International Inc (a)	13,347	405	Douglas Emmett Inc	17,497	293
Questar Corp	15,013	720	Equity Residential	26,707	1,209
Rowan Cos Inc (a)	13,440	400	Essex Property Trust Inc	4,201	444
Tesoro Corp	11,834	156	Federal Realty Investment Trust	7,416	574
Transocean Ltd (a)	134,200	9,723	HCP Inc	25,877	831
Ultra Petroleum Corp (a)	327,305	15,635	Health Care REIT Inc	8,594	386
Unit Corp (a)	5,890	281	Hospitality Properties Trust	17,618	467
Valero Energy Corp	48,535	1,009	Host Hotels & Resorts Inc	63,704	1,036
Whiting Petroleum Corp (a)	7,335	663	HRPT Properties Trust	37,269	292
XTO Energy Inc	64,332	3,057	Kimco Realty Corp	58,498	912
	$ 362,761		Liberty Property Trust	16,104	545
Oil & Gas Services - 1.37%			Macerich Co/The	14,107	631
Baker Hughes Inc	439,997	21,894	Mack-Cali Realty Corp	11,287	388
Cameron International Corp (a)	2,640	104	Nationwide Health Properties Inc	3,870	135
Halliburton Co	77,372	2,372	Piedmont Office Realty Trust Inc	6,505	130
Helix Energy Solutions Group Inc (a)	14,920	218	Realty Income Corp	15,047	493
National Oilwell Varco Inc	46,404	2,043	Senior Housing Properties Trust	18,314	412
Oil States International Inc (a)	7,149	345	Simon Property Group Inc	13,504	1,202
Schlumberger Ltd	56,341	4,024	SL Green Realty Corp	11,077	689
SEACOR Holdings Inc (a)	3,260	274	Taubman Centers Inc	7,659	332
Smith International Inc	14,455	690	UDR Inc	21,704	441
	$ 31,964		Ventas Inc	15,262	721
Packaging & Containers - 0.58%			Vornado Realty Trust	13,267	1,106
Ball Corp	205,362	10,927	Weingarten Realty Investors	15,059	348
Bemis Co Inc	15,576	474		$ 19,872
Greif Inc	4,794	284	Retail - 2.78%
Owens-Illinois Inc (a)	4,492	159	Abercrombie & Fitch Co	6,372	279
Packaging Corp of America	13,319	329	AutoNation Inc (a)	9,483	191
Pactiv Corp (a)	3,272	83	Barnes & Noble Inc	4,038	89
Sealed Air Corp	22,877	492	Big Lots Inc (a)	10,590	404
Sonoco Products Co	14,397	477	CarMax Inc (a)	9,222	227

See accompanying notes

289

Schedule of Investments
LargeCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Telecommunications (continued)
Chico's FAS Inc	1,508 $	22	Windstream Corp	35,139 $	388
CVS Caremark Corp	87,268	3,223			$ 97,551
Dollar General Corp (a)	1,532	44	Textiles - 0.04%
Foot Locker Inc	12,529	192	Cintas Corp	15,541	423
GameStop Corp (a)	2,732	66	Mohawk Industries Inc (a)	8,019	511
Gap Inc/The	8,066	200			$ 934
Home Depot Inc	152,790	5,386	Toys, Games & Hobbies - 0.02%
JC Penney Co Inc	286,873	8,368	Hasbro Inc	7,294	280
Kohl's Corp (a)	2,768	152	Mattel Inc	11,583	267
Lowe's Cos Inc	931,195	25,254			$ 547
Ltd Brands Inc	12,505	335	Transportation - 1.42%
Macy's Inc	40,607	942	CSX Corp	38,633	2,165
Penske Auto Group Inc (a)	3,330	50
			FedEx Corp	180,071	16,208
Phillips-Van Heusen Corp	2,623	165	Frontline Ltd/Bermuda	7,435	271
RadioShack Corp	15,686	338	Norfolk Southern Corp	27,544	1,634
Sears Holdings Corp (a)	7,178	868
Signet Jewelers Ltd (a)	12,303	394	Overseas Shipholding Group Inc	3,824	192
			Ryder System Inc	233,673	10,870
Target Corp	308,900	17,567	Teekay Corp	3,400	85
Tiffany & Co	1,426	69	Union Pacific Corp	23,334	1,766
Williams-Sonoma Inc	8,119	234	UTI Worldwide Inc	1,108	18
	$ 65,059				$ 33,209
Savings & Loans - 0.10%			TOTAL COMMON STOCKS		$ 2,251,402
First Niagara Financial Group Inc	30,084	418		Maturity
Hudson City Bancorp Inc	30,026	399		Amount
New York Community Bancorp Inc	41,356	681	REPURCHASE AGREEMENTS - 2.63%	(000's)	Value (000's)
People's United Financial Inc	53,536	832	Banks - 2.63%
	$ 2,330		Investment in Joint Trading Account; Bank of	$ 16,786	$ 16,786
Semiconductors - 0.68%			America Repurchase Agreement; 0.19%
Advanced Micro Devices Inc (a)	38,111	345
			dated 04/30/10 maturing 05/03/10
Applied Materials Inc	114,655	1,580	(collateralized by US Treasury Notes;
Atmel Corp (a)	65,033	354
Fairchild Semiconductor International Inc (a)	17,863	200	$17,121,375; 0.00% - 4.63%; dated 06/25/10
			- 10/15/15)
Intel Corp	482,709	11,021	Investment in Joint Trading Account; Credit Suisse	10,918	10,918
Intersil Corp	8,867	132	Repurchase Agreement; 0.19% dated
LSI Corp (a)	93,604	564
Marvell Technology Group Ltd (a)	7,428	153	04/30/10 maturing 05/03/10 (collateralized by
			Sovereign Agency Issues; $11,136,550;
Maxim Integrated Products Inc	7,079	138	0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Microchip Technology Inc	2,321	68	Investment in Joint Trading Account; Deutsche	16,786	16,786
Micron Technology Inc (a)	67,720	633
PMC - Sierra Inc (a)	32,127	284	Bank Repurchase Agreement; 0.18% dated
Rovi Corp (a)	4,492	175	04/30/10 maturing 05/03/10 (collateralized by
			Sovereign Agency Issues; $17,121,375;
	$ 15,647		1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Software - 1.10%			Investment in Joint Trading Account; Morgan	16,786	16,785
Activision Blizzard Inc	33,671	373	Stanley Repurchase Agreement; 0.18% dated
Autodesk Inc (a)	200,300	6,812	04/30/10 maturing 05/03/10 (collateralized by
Broadridge Financial Solutions Inc	7,672	183	Sovereign Agency Issues; $17,121,375;
CA Inc	12,918	295	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
Compuware Corp (a)	32,806	282
					$ 61,275
Fidelity National Information Services Inc	342,500	9,004	TOTAL REPURCHASE AGREEMENTS		$ 61,275
Nuance Communications Inc (a)	3,011	55
			Total Investments		$ 2,312,677
Oracle Corp	340,400	8,796	Other Assets in Excess of Liabilities, Net -
	$ 25,800		0.86%		$ 20,126
Telecommunications - 4.18%			TOTAL NET ASSETS - 100.00%		$ 2,332,803
Amdocs Ltd (a)	23,956	765
AT&T Inc	2,443,977	63,690
BCE Inc	293,200	8,825	(a) Non-Income Producing Security
CenturyTel Inc	25,588	873
Cisco Systems Inc (a)	325,100	8,752
CommScope Inc (a)	13,504	440
Crown Castle International Corp (a)	16,081	609	Unrealized Appreciation (Depreciation)
EchoStar Holding Corp (a)	5,200	100	The net federal income tax unrealized appreciation (depreciation) and federal tax
Frontier Communications Corp	25,459	203	cost of investments held as of the period end were as follows:
Harris Corp	4,144	213
Motorola Inc (a)	208,253	1,472	Unrealized Appreciation		$ 234,702
NII Holdings Inc (a)	22,470	953	Unrealized Depreciation		(73,314)
Qwest Communications International Inc	142,801	747	Net Unrealized Appreciation (Depreciation)		$ 161,388
Sprint Nextel Corp (a)	245,692	1,044	Cost for federal income tax purposes		$ 2,151,289
Tellabs Inc	57,094	519	All dollar amounts are shown in thousands (000's)
Verizon Communications Inc	275,476	7,958
See accompanying notes

290

Schedule of Investments
LargeCap Value Fund I
April 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		23 .79%
Energy		17 .72%
Consumer, Non-cyclical		14 .93%
Industrial		12 .55%
Communications		9 .13%
Consumer, Cyclical		7 .26%
Technology		6 .19%
Utilities		4 .76%
Basic Materials		2 .81%
Other Assets in Excess of Liabilities, Net		0 .86%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		3 .26%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	257	$ 75,422	$ 76,033	$ 611
$ 611

All dollar amounts are shown in thousands (000's)

See accompanying notes

291

Schedule of Investments
LargeCap Value Fund III
April 30, 2010 (unaudited)

COMMON STOCKS - 97.05%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.03%			Beverages - 0.57%
Interpublic Group of Cos Inc (a)	61,282 $	546	Brown-Forman Corp	1,950 $	113
			Coca-Cola Co/The	45,473	2,430
Aerospace & Defense - 1.94%			Constellation Brands Inc (a)	363,356	6,639
Boeing Co/The	167,935	12,164	Dr Pepper Snapple Group Inc	23,301	763
General Dynamics Corp	27,571	2,105	Molson Coors Brewing Co	15,448	685
L-3 Communications Holdings Inc	10,269	961		$ 10,630
Northrop Grumman Corp	98,503	6,681	Biotechnology - 0.01%
Raytheon Co	237,992	13,875	Life Technologies Corp (a)	2,563	140
Spirit Aerosystems Holdings Inc (a)	9,114	202
United Technologies Corp	8,787	659	Chemicals - 1.29%
	$ 36,647		Air Products & Chemicals Inc	12,181	935
Agriculture - 1.88%			Albemarle Corp	11,034	504
Altria Group Inc	330,700	7,008	Ashland Inc	9,236	550
Archer-Daniels-Midland Co	134,139	3,747	Cabot Corp	8,376	272
Bunge Ltd	76,383	4,045	CF Industries Holdings Inc	1,455	122
Lorillard Inc	2,335	183	Cytec Industries Inc	6,044	290
Philip Morris International Inc	267,951	13,151	Dow Chemical Co/The	98,633	3,041
Reynolds American Inc	138,881	7,419	Eastman Chemical Co	9,307	623
	$ 35,553		EI du Pont de Nemours & Co	390,788	15,569
Airlines - 0.28%			FMC Corp	1,384	88
Delta Air Lines Inc (a)	364,700	4,406	Huntsman Corp	20,772	237
Southwest Airlines Co	65,645	865	International Flavors & Fragrances Inc	632	32
	$ 5,271		Lubrizol Corp	1,096	99
Apparel - 0.87%			PPG Industries Inc	14,580	1,026
Jones Apparel Group Inc	298,900	6,504	RPM International Inc	7,782	172
Nike Inc	118,630	9,005	Sherwin-Williams Co/The	1,840	144
Polo Ralph Lauren Corp	454	41	Valspar Corp	12,842	402
VF Corp	8,787	759		$ 24,106
	$ 16,309		Coal - 0.03%
Automobile Manufacturers - 0.68%			Arch Coal Inc	20,812	562
Ford Motor Co (a)	953,475	12,414	Massey Energy Co	2,480	91
Oshkosh Corp (a)	11,452	442		$ 653
	$ 12,856		Commercial Services - 0.38%
Automobile Parts & Equipment - 0.27%			Career Education Corp (a)	759	22
Autoliv Inc (a)	10,897	597	Convergys Corp (a)	10,907	138
Johnson Controls Inc	26,233	881	Corrections Corp of America (a)	13,072	271
TRW Automotive Holdings Corp (a)	114,173	3,677	Education Management Corp (a)	1,086	24
	$ 5,155		Equifax Inc	3,526	118
			Hertz Global Holdings Inc (a)	338,200	4,890
Banks - 13.23%
BancorpSouth Inc	10,672	236	Hillenbrand Inc	4,878	120
Bank of America Corp	3,271,893	58,338	Interactive Data Corp	2,482	83
			KAR Auction Services Inc (a)	1,314	20
Bank of Hawaii Corp	6,121	324	Quanta Services Inc (a)	26,943	542
Bank of New York Mellon Corp/The	73,186	2,279
BB&T Corp	231,785	7,704	RR Donnelley & Sons Co	19,505	419
			SAIC Inc (a)	13,185	230
BOK Financial Corp	1,713	93
Capital One Financial Corp	29,964	1,301	Service Corp International/US	32,147	289
Citigroup Inc (a)	2,764,697	12,082	Total System Services Inc	5,783	93
			Verisk Analytics Inc (a)	3,148	88
City National Corp/CA	5,519	344
Comerica Inc	75,976	3,191	Weight Watchers International Inc	3,863	103
Commerce Bancshares Inc	5,313	220		$ 7,450
Cullen/Frost Bankers Inc	6,622	393	Computers - 2.86%
Deutsche Bank AG	66,100	4,540	Accenture PLC - Class A	38,100	1,663
Fifth Third Bancorp	61,628	919	Brocade Communications Systems Inc (a)	36,570	237
First Citizens BancShares Inc/NC	773	159	Computer Sciences Corp	13,041	683
First Horizon National Corp (a)	28,959	410	Dell Inc (a)	302,800	4,899
Fulton Financial Corp	22,491	236	Diebold Inc	1,175	37
Goldman Sachs Group Inc/The	140,029	20,332	DST Systems Inc	660	28
JP Morgan Chase & Co	1,234,791	52,577	EMC Corp/Massachusetts (a)	587,683	11,172
KeyCorp	68,079	614	Hewlett-Packard Co	174,730	9,081
M&T Bank Corp	9,762	853	IBM Corp	67,449	8,701
Morgan Stanley	353,582	10,685	Lexmark International Inc (a)	10,002	371
PNC Financial Services Group Inc	45,238	3,041	Seagate Technology (a)	194,130	3,566
Regions Financial Corp	89,504	791	Synopsys Inc (a)	6,887	156
State Street Corp	17,867	777	Teradata Corp (a)	4,095	119
SunTrust Banks Inc	38,650	1,144	Western Digital Corp (a)	318,324	13,080
TCF Financial Corp	18,269	341		$ 53,793
US Bancorp	396,772	10,621	Consumer Products - 0.22%
Wells Fargo & Co	1,652,949	54,729	Clorox Co	2,013	130
	$ 249,274		Fortune Brands Inc	22,365	1,172
			Jarden Corp	11,256	362

See accompanying notes

292

Schedule of Investments LargeCap Value Fund III April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Kimberly-Clark Corp	40,296 $	2,469	Jabil Circuit Inc	12,068 $	185
	$ 4,133		Tech Data Corp (a)	6,436	276
Cosmetics & Personal Care - 0.75%			Thermo Fisher Scientific Inc (a)	34,670	1,917
Alberto-Culver Co	1,631	47	Thomas & Betts Corp (a)	4,617	194
Procter & Gamble Co	226,105	14,055	Tyco Electronics Ltd	244,900	7,866
	$ 14,102		Vishay Intertechnology Inc (a)	18,808	196
Distribution & Wholesale - 0.07%				$ 18,700
Genuine Parts Co	20,423	874	Energy - Alternate Sources - 0.02%
Ingram Micro Inc (a)	20,738	377	Covanta Holding Corp (a)	16,519	289
WESCO International Inc (a)	2,566	104
	$ 1,355		Engineering & Contruction - 0.05%
Diversified Financial Services - 2.43%			KBR Inc	20,557	454
American Express Co	76,594	3,533	Shaw Group Inc/The (a)	2,228	85
AmeriCredit Corp (a)	8,017	192	URS Corp (a)	9,326	479
Ameriprise Financial Inc	320,398	14,854		$ 1,018
BlackRock Inc	46,092	8,481	Entertainment - 0.01%
CME Group Inc	5,777	1,897	International Game Technology	6,377	134
Discover Financial Services	49,942	772	Regal Entertainment Group	4,983	85
Federated Investors Inc	842	20		$ 219
Franklin Resources Inc	125,618	14,526	Environmental Control - 0.06%
Invesco Ltd	35,639	820	Republic Services Inc	28,320	879
Investment Technology Group Inc (a)	5,098	89	Waste Connections Inc (a)	2,740	98
NASDAQ OMX Group Inc/The (a)	9,643	203	Waste Management Inc	6,490	225
Raymond James Financial Inc	12,606	386		$ 1,202
	$ 45,773		Food - 2.62%
Electric - 3.07%			Campbell Soup Co	8,096	290
AES Corp/The (a)	16,565	191	ConAgra Foods Inc	233,553	5,715
Allegheny Energy Inc	8,486	185	Dean Foods Co (a)	90,800	1,426
Ameren Corp	30,275	786	Del Monte Foods Co	25,333	378
American Electric Power Co Inc	42,384	1,454	General Mills Inc	17,757	1,264
CMS Energy Corp	29,212	475	Hershey Co/The	8,222	387
Consolidated Edison Inc	24,392	1,103	HJ Heinz Co	7,654	359
Constellation Energy Group Inc	90,843	3,212	Hormel Foods Corp	8,053	328
Dominion Resources Inc/VA	463,043	19,355	JM Smucker Co/The	11,011	672
DPL Inc	12,970	365	Kraft Foods Inc	312,921	9,262
DTE Energy Co	14,565	702	Safeway Inc	275,539	6,503
Duke Energy Corp	99,119	1,663	Sara Lee Corp	210,239	2,990
Edison International	132,262	4,545	Smithfield Foods Inc (a)	118,800	2,227
Entergy Corp	17,430	1,417	SUPERVALU Inc	182,000	2,712
Exelon Corp	53,467	2,331	Sysco Corp	275,500	8,689
FirstEnergy Corp	27,096	1,026	Tyson Foods Inc	306,646	6,007
FPL Group Inc	27,664	1,440	Whole Foods Market Inc (a)	2,751	107
Integrys Energy Group Inc	7,635	379		$ 49,316
MDU Resources Group Inc	23,564	500	Forest Products & Paper - 0.16%
Northeast Utilities	22,433	623	International Paper Co	38,313	1,024
NV Energy Inc	17,206	215	MeadWestvaco Corp	21,919	596
OGE Energy Corp	12,304	509	Plum Creek Timber Co Inc	13,411	534
Pepco Holdings Inc	349,132	5,844	Weyerhaeuser Co	16,378	811
PG&E Corp	32,743	1,434		$ 2,965
Pinnacle West Capital Corp	12,950	484	Gas - 0.47%
Progress Energy Inc	24,802	990	AGL Resources Inc	9,883	390
Public Service Enterprise Group Inc	44,980	1,445	Atmos Energy Corp	11,785	349
SCANA Corp	15,688	619	CenterPoint Energy Inc	7,988	115
Southern Co	60,251	2,082	Energen Corp	9,183	449
TECO Energy Inc	27,415	464	National Fuel Gas Co	9,065	472
Westar Energy Inc	13,920	330	NiSource Inc	324,473	5,289
Wisconsin Energy Corp	14,977	786	Sempra Energy	21,717	1,068
Xcel Energy Inc	40,507	881	Southern Union Co	14,253	372
	$ 57,835		UGI Corp	13,871	381
Electrical Components & Equipment - 0.05%				$ 8,885
Energizer Holdings Inc (a)	1,438	88	Hand & Machine Tools - 0.08%
General Cable Corp (a)	6,650	190	Lincoln Electric Holdings Inc	5,446	326
Hubbell Inc	6,757	314	Snap-On Inc	5,359	258
Molex Inc	15,419	346	Stanley Black & Decker Inc	13,523	841
	$ 938			$ 1,425
Electronics - 0.99%			Healthcare - Products - 1.81%
Arrow Electronics Inc (a)	8,963	274	Baxter International Inc	144,900	6,842
Avnet Inc (a)	12,866	411	Boston Scientific Corp (a)	74,709	514
AVX Corp	5,454	84	Cooper Cos Inc/The	5,782	225
Garmin Ltd	195,210	7,297	Covidien PLC	166,517	7,991

See accompanying notes

293

Schedule of Investments
LargeCap Value Fund III
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Hospira Inc (a)	17,000 $	914	WR Berkley Corp	11,567 $	312
Johnson & Johnson	256,473	16,492	XL Capital Ltd	244,200	4,347
Kinetic Concepts Inc (a)	5,118	222		$ 87,906
Zimmer Holdings Inc (a)	15,611	951	Internet - 0.66%
	$ 34,151		AOL Inc (a)	82,915	1,937
Healthcare - Services - 0.79%			eBay Inc (a)	400,372	9,533
Aetna Inc	124,739	3,686	Expedia Inc	2,361	56
CIGNA Corp	19,763	634	IAC/InterActiveCorp (a)	6,087	136
Community Health Systems Inc (a)	15,100	617	Liberty Media Corp - Interactive (a)	51,763	796
Coventry Health Care Inc (a)	13,651	324		$ 12,458
Health Net Inc (a)	13,372	294	Iron & Steel - 0.86%
Humana Inc (a)	13,754	629	AK Steel Holding Corp	124,800	2,090
LifePoint Hospitals Inc (a)	7,000	267	Carpenter Technology Corp	5,673	223
Lincare Holdings Inc (a)	1,683	79	Cliffs Natural Resources Inc	10,497	656
Mednax Inc (a)	3,972	218	Nucor Corp	211,153	9,570
UnitedHealth Group Inc	200,985	6,092	Reliance Steel & Aluminum Co	8,061	393
WellPoint Inc (a)	38,406	2,066	Schnitzer Steel Industries Inc	646	35
	$ 14,906		Steel Dynamics Inc	177,561	2,789
Home Builders - 0.55%			United States Steel Corp	11,102	607
DR Horton Inc	196,100	2,881		$ 16,363
NVR Inc (a)	5,851	4,201	Leisure Products & Services - 0.35%
Pulte Group Inc (a)	255,000	3,338	Carnival Corp	18,539	773
	$ 10,420		Harley-Davidson Inc	18,051	611
Home Furnishings - 0.21%			Royal Caribbean Cruises Ltd (a)	144,800	5,190
Whirlpool Corp	36,862	4,013		$ 6,574
			Lodging - 0.10%
Housewares - 0.03%			Choice Hotels International Inc	2,657	97
Newell Rubbermaid Inc	29,800	509	Marriott International Inc/DE	20,306	746
			Starwood Hotels & Resorts Worldwide Inc	13,465	734
Insurance - 4.66%			Wyndham Worldwide Corp	12,730	341
ACE Ltd	264,661	14,077		$ 1,918
Allied World Assurance Co Holdings Ltd	6,343	276	Machinery - Construction & Mining - 0.12%
Allstate Corp/The	93,857	3,066	Bucyrus International Inc	8,076	509
American Financial Group Inc/OH	11,015	324	Caterpillar Inc	23,167	1,577
Aon Corp	21,316	905	Joy Global Inc	1,611	92
Arch Capital Group Ltd (a)	5,876	444		$ 2,178
Arthur J Gallagher & Co	1,042	27	Machinery - Diversified - 1.59%
Aspen Insurance Holdings Ltd	10,623	287	Cummins Inc	133,417	9,637
Assurant Inc	15,085	550	Deere & Co	314,012	18,784
Axis Capital Holdings Ltd	12,117	378	Gardner Denver Inc	6,650	335
Chubb Corp	50,974	2,695	IDEX Corp	4,236	142
Cincinnati Financial Corp	18,534	526	Manitowoc Co Inc/The	16,698	234
CNA Financial Corp (a)	2,081	59
			Rockwell Automation Inc	11,249	683
Endurance Specialty Holdings Ltd	4,192	154		$ 29,815
Everest Re Group Ltd	7,886	604	Media - 5.33%
Fidelity National Financial Inc	25,798	392	Cablevision Systems Corp	30,050	825
First American Corp	12,739	440	CBS Corp	322,748	5,232
Genworth Financial Inc (a)	36,114	597
			Comcast Corp - Class A	1,114,913	22,009
Hanover Insurance Group Inc/The	5,607	252	DIRECTV (a)	415,975	15,071
Hartford Financial Services Group Inc	34,166	976	Discovery Communications Inc - C Shares (a)	2,522	84
HCC Insurance Holdings Inc	14,370	391	DISH Network Corp	25,749	570
Loews Corp	30,276	1,128	Gannett Co Inc	29,775	507
Marsh & McLennan Cos Inc	44,659	1,082	Liberty Global Inc - A Shares (a)	20,620	565
Mercury General Corp	3,418	154	Meredith Corp	4,338	156
MetLife Inc	411,336	18,748	New York Times Co/The (a)	12,382	123
OneBeacon Insurance Group Ltd	3,314	54	News Corp - Class A	750,553	11,573
PartnerRe Ltd	10,578	821	Scripps Networks Interactive	4,550	207
Progressive Corp/The	56,505	1,135	Time Warner Cable Inc	212,369	11,945
Protective Life Corp	10,961	264	Time Warner Inc	453,135	14,990
Prudential Financial Inc	20,473	1,301	Viacom Inc (a)	46,784	1,653
Reinsurance Group of America Inc	8,595	444	Walt Disney Co/The	403,484	14,864
RenaissanceRe Holdings Ltd	7,983	447		$ 100,374
StanCorp Financial Group Inc	6,278	282
Symetra Financial Corp	2,916	39	Metal Fabrication & Hardware - 0.02%
Torchmark Corp	10,598	568	Timken Co	12,401	436
Transatlantic Holdings Inc	3,492	174
Travelers Cos Inc/The	483,298	24,523	Mining - 0.51%
Unitrin Inc	5,393	158	Alcoa Inc	40,542	545
Unum Group	170,683	4,177	Compass Minerals International Inc	1,933	146
Validus Holdings Ltd	10,335	264	Freeport-McMoRan Copper & Gold Inc	109,142	8,243
Wesco Financial Corp	170	64	Royal Gold Inc	3,972	203

See accompanying notes

294

Schedule of Investments
LargeCap Value Fund III
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Oil & Gas Services (continued)
Southern Copper Corp	5,951 $	182	SEACOR Holdings Inc (a)	2,905 $	245
Titanium Metals Corp (a)	10,903	168	Smith International Inc	12,906	616
	$ 9,487			$ 18,733
Miscellaneous Manufacturing - 6.40%			Packaging & Containers - 0.13%
Aptargroup Inc	8,678	374	Ball Corp	4,211	224
Carlisle Cos Inc	5,721	216	Bemis Co Inc	13,831	421
Crane Co	3,065	110	Greif Inc	4,255	252
Danaher Corp	8,611	726	Owens-Illinois Inc (a)	3,986	141
Dover Corp	6,959	363	Packaging Corp of America	11,829	292
Eaton Corp	56,190	4,336	Pactiv Corp (a)	3,061	78
General Electric Co	3,260,165	61,487	Sealed Air Corp	20,317	437
Harsco Corp	2,776	86	Sonoco Products Co	12,784	423
Honeywell International Inc	359,100	17,046	Temple-Inland Inc	13,642	318
Illinois Tool Works Inc	39,556	2,021		$ 2,586
Ingersoll-Rand PLC	291,500	10,780	Pharmaceuticals - 5.19%
ITT Corp	172,763	9,600	AmerisourceBergen Corp	4,525	140
Leggett & Platt Inc	7,205	177	Bristol-Myers Squibb Co	400,647	10,132
Parker Hannifin Corp	85,344	5,904	Cardinal Health Inc	32,473	1,126
SPX Corp	42,409	2,964	Eli Lilly & Co	37,381	1,307
Textron Inc	121,200	2,768	Endo Pharmaceuticals Holdings Inc (a)	15,007	329
Tyco International Ltd	39,900	1,548	Forest Laboratories Inc (a)	27,204	742
	$ 120,506		King Pharmaceuticals Inc (a)	31,937	313
Office & Business Equipment - 0.09%			McKesson Corp	12,482	809
Pitney Bowes Inc	26,440	671	Mead Johnson Nutrition Co	13,071	674
Xerox Corp	89,697	978	Merck & Co Inc	697,655	24,445
	$ 1,649		Mylan Inc/PA (a)	162,800	3,587
Oil & Gas - 15.03%			NBTY Inc (a)	2,133	87
Anadarko Petroleum Corp	239,562	14,892	Pfizer Inc	2,751,186	46,000
Apache Corp	200,044	20,356	Teva Pharmaceutical Industries Ltd ADR	136,900	8,040
Atwood Oceanics Inc (a)	1,164	42		$ 97,731
Chesapeake Energy Corp	267,520	6,367	Pipelines - 0.23%
Chevron Corp	631,191	51,404	El Paso Corp	64,837	785
Cimarex Energy Co	130,100	8,857	Oneok Inc	13,488	663
Concho Resources Inc/Midland TX (a)	10,470	595	Spectra Energy Corp	63,903	1,491
ConocoPhillips	421,394	24,943	Williams Cos Inc	57,478	1,357
Denbury Resources Inc (a)	30,556	585		$ 4,296
Devon Energy Corp	208,332	14,027	Real Estate - 0.02%
Ensco PLC ADR	97,700	4,610	Jones Lang LaSalle Inc	5,352	422
EOG Resources Inc	19,275	2,161
EQT Corp	302,200	13,143	REITS - 0.94%
Exxon Mobil Corp	787,347	53,421	Alexandria Real Estate Equities Inc	4,447	315
Forest Oil Corp (a)	186,600	5,467	AMB Property Corp	18,730	522
Helmerich & Payne Inc	9,291	377	Annaly Capital Management Inc	47,337	802
Hess Corp	28,773	1,828	Apartment Investment & Management Co	15,001	336
Marathon Oil Corp	70,126	2,255	AvalonBay Communities Inc	6,958	724
Murphy Oil Corp	18,902	1,137	Boston Properties Inc	12,048	950
Nabors Industries Ltd (a)	36,256	782	Brandywine Realty Trust	16,467	210
Newfield Exploration Co (a)	113,275	6,592	BRE Properties Inc	6,959	291
Nexen Inc	239,700	5,820	Camden Property Trust	8,542	414
Noble Corp	73,100	2,887	Chimera Investment Corp	85,871	350
Noble Energy Inc	13,430	1,026	Corporate Office Properties Trust SBI MD	7,347	297
Occidental Petroleum Corp	237,239	21,034	Douglas Emmett Inc	15,536	260
Pioneer Natural Resources Co	11,296	724	Equity Residential	23,815	1,078
Pride International Inc (a)	11,852	359	Essex Property Trust Inc	3,732	395
Questar Corp	13,404	643	Federal Realty Investment Trust	6,586	510
Rowan Cos Inc (a)	99,736	2,972	HCP Inc	22,977	738
Tesoro Corp	10,511	138	Health Care REIT Inc	7,630	343
Transocean Ltd (a)	54,200	3,927	Hospitality Properties Trust	15,644	414
Unit Corp (a)	5,229	250	Host Hotels & Resorts Inc	56,877	925
Valero Energy Corp	303,507	6,310	HRPT Properties Trust	33,274	261
Whiting Petroleum Corp (a)	6,513	588	Kimco Realty Corp	51,949	810
XTO Energy Inc	57,437	2,729	Liberty Property Trust	14,302	484
	$ 283,248		Macerich Co/The	12,547	561
Oil & Gas Services - 1.00%			Mack-Cali Realty Corp	10,022	344
Baker Hughes Inc	30,704	1,528	Nationwide Health Properties Inc	3,614	126
Cameron International Corp (a)	2,463	97	Piedmont Office Realty Trust Inc	5,807	116
Halliburton Co	69,081	2,117	Realty Income Corp	13,361	438
Helix Energy Solutions Group Inc (a)	13,320	194	Senior Housing Properties Trust	16,262	366
National Oilwell Varco Inc	227,931	10,036	Simon Property Group Inc	12,038	1,072
Oil States International Inc (a)	6,353	307	SL Green Realty Corp	9,840	612
Schlumberger Ltd	50,303	3,593	Taubman Centers Inc	6,801	295
See accompanying notes			295

Schedule of Investments
LargeCap Value Fund III
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Telecommunications (continued)
UDR Inc	19,274 $	391	CommScope Inc (a)	11,991 $	391
Ventas Inc	13,611	643	Corning Inc	661,300	12,730
Vornado Realty Trust	11,845	987	Crown Castle International Corp (a)	14,444	547
Weingarten Realty Investors	13,376	309	EchoStar Holding Corp (a)	4,853	93
	$ 17,689		Frontier Communications Corp	22,609	180
Retail - 4.47%			Harris Corp	3,677	189
Abercrombie & Fitch Co	5,661	247	Motorola Inc (a)	1,608,536	11,372
AutoNation Inc (a)	8,419	170	NII Holdings Inc (a)	20,111	853
Barnes & Noble Inc	3,770	83	Nokia OYJ ADR	445,500	5,417
Big Lots Inc (a)	9,403	359	Qwest Communications International Inc	127,497	667
CarMax Inc (a)	8,189	201	Sprint Nextel Corp (a)	2,042,362	8,680
Chico's FAS Inc	1,569	23	Tellabs Inc	50,696	460
CVS Caremark Corp	310,439	11,465	Verizon Communications Inc	295,956	8,551
Dollar General Corp (a)	1,596	46	Vodafone Group PLC ADR	99,700	2,213
Foot Locker Inc	198,527	3,048	Windstream Corp	31,202	345
GameStop Corp (a)	2,843	69			$ 116,205
Gap Inc/The	794,965	19,660	Textiles - 0.04%
Home Depot Inc	223,817	7,890	Cintas Corp	13,803	376
JC Penney Co Inc	19,312	563	Mohawk Industries Inc (a)	7,121	454
Kohl's Corp (a)	2,459	135			$ 830
Lowe's Cos Inc	87,035	2,360	Toys, Games & Hobbies - 0.03%
Ltd Brands Inc	197,703	5,298	Hasbro Inc	6,474	248
Macy's Inc	392,420	9,104	Mattel Inc	10,286	237
Office Depot Inc (a)	603,100	4,137			$ 485
Penske Auto Group Inc (a)	3,464	52	Transportation - 1.35%
Phillips-Van Heusen Corp	2,330	147	CSX Corp	34,493	1,934
RadioShack Corp	13,930	300	FedEx Corp	119,974	10,799
Ross Stores Inc	96,700	5,415	Frontline Ltd/Bermuda	6,602	241
Sears Holdings Corp (a)	6,377	771	Norfolk Southern Corp	24,744	1,468
Signet Jewelers Ltd (a)	10,923	350	Overseas Shipholding Group Inc	3,413	171
Tiffany & Co	1,486	72	Ryder System Inc	7,196	335
TJX Cos Inc	265,100	12,285	Teekay Corp	3,035	76
Williams-Sonoma Inc	7,209	208	Union Pacific Corp	137,436	10,398
	$ 84,458		UTI Worldwide Inc	988	15
Savings & Loans - 0.11%					$ 25,437
First Niagara Financial Group Inc	26,860	373	TOTAL COMMON STOCKS		$ 1,828,580
Hudson City Bancorp Inc	26,665	355		Maturity
New York Community Bancorp Inc	37,034	610		Amount
People's United Financial Inc	47,799	742	REPURCHASE AGREEMENTS - 2.42%	(000's)	Value (000's)
	$ 2,080		Banks - 2.42%
Semiconductors - 1.12%			Investment in Joint Trading Account; Bank of	$ 12,497	$ 12,497
Advanced Micro Devices Inc (a)	33,841	307	America Repurchase Agreement; 0.19%
Applied Materials Inc	102,367	1,411	dated 04/30/10 maturing 05/03/10
Atmel Corp (a)	57,750	314	(collateralized by US Treasury Notes;
Fairchild Semiconductor International Inc (a)	15,865	178	$12,746,753; 3.25% - 8.75%; dated 07/31/16
Intel Corp	671,361	15,327	- 05/15/20)
Intersil Corp	7,916	118	Investment in Joint Trading Account; Credit Suisse	8,129	8,129
LSI Corp (a)	83,123	500	Repurchase Agreement; 0.19% dated
Marvell Technology Group Ltd (a)	6,596	136	04/30/10 maturing 05/03/10 (collateralized by
Maxim Integrated Products Inc	6,320	123	Sovereign Agency Issues; $8,291,089; 0.00%
Microchip Technology Inc	2,072	60	- 6.00%; dated 05/03/10 - 08/05/24)
Micron Technology Inc (a)	60,084	562	Investment in Joint Trading Account; Deutsche	12,497	12,497
PMC - Sierra Inc (a)	28,531	252	Bank Repurchase Agreement; 0.18% dated
Rovi Corp (a)	3,991	156	04/30/10 maturing 05/03/10 (collateralized by
Teradyne Inc (a)	134,300	1,642	Sovereign Agency Issues; $12,746,753;
	$ 21,086		0.00%; dated 10/20/10 - 10/27/10)
Software - 1.76%			Investment in Joint Trading Account; Morgan	12,497	12,496
Activision Blizzard Inc	29,903	331	Stanley Repurchase Agreement; 0.18% dated
Broadridge Financial Solutions Inc	6,807	162	04/30/10 maturing 05/03/10 (collateralized by
CA Inc	307,471	7,014	Sovereign Agency Issues; $12,746,752;
Compuware Corp (a)	29,129	250	1.00% - 6.25%; dated 02/01/11 - 03/11/24)
Microsoft Corp	553,915	16,917			$ 45,619
Nuance Communications Inc (a)	2,687	49	TOTAL REPURCHASE AGREEMENTS		$ 45,619
Oracle Corp	323,930	8,370	Total Investments		$ 1,874,199
	$ 33,093		Other Assets in Excess of Liabilities, Net -
Telecommunications - 6.18%			0.53%		$ 9,935
Amdocs Ltd (a)	21,272	679	TOTAL NET ASSETS - 100.00%		$ 1,884,134
AT&T Inc	1,863,450	48,561
CenturyTel Inc	22,991	784
Cisco Systems Inc (a)	501,243	13,493	(a) Non-Income Producing Security

See accompanying notes			296

Schedule of Investments
LargeCap Value Fund III
April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 232,240
Unrealized Depreciation		(67,671)
Net Unrealized Appreciation (Depreciation)		$ 164,569
Cost for federal income tax purposes		$ 1,709,630
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		23 .81%
Energy		16 .31%
Consumer, Non-cyclical		14 .08%
Industrial		12 .78%
Communications		12 .20%
Consumer, Cyclical		8 .10%
Technology		5 .83%
Utilities		3 .54%
Basic Materials		2 .82%
Other Assets in Excess of Liabilities, Net		0 .53%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		2 .92%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	186	$ 55,596	$ 55,028	$ (568)
$ (568)

All dollar amounts are shown in thousands (000's)

See accompanying notes

297

Schedule of Investments MidCap Blend Fund April 30, 2010 (unaudited)

COMMON STOCKS - 99.80%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.30%			Insurance (continued)
Lamar Advertising Co (a)	93,895 $	3,495	Progressive Corp/The	483,694 $	9,717
			White Mountains Insurance Group Ltd	31,459	10,809
Aerospace & Defense - 1.07%				$ 142,180
Alliant Techsystems Inc (a)	155,923	12,616	Internet - 0.79%
			Liberty Media Corp - Interactive (a)	606,090	9,316
Commercial Services - 8.90%
Automatic Data Processing Inc	145,067	6,290	Investment Companies - 0.27%
Iron Mountain Inc	1,299,105	32,672	RHJ International (a),(b)	365,861	3,183
Lender Processing Services Inc	281,367	10,622
Moody's Corp	331,872	8,204	Media - 10.72%
SAIC Inc (a)	1,104,440	19,228	Discovery Communications Inc - A Shares (a)	603,582	23,359
Washington Post Co/The	31,714	16,084	Discovery Communications Inc - C Shares (a)	388,490	12,964
Western Union Co/The	646,771	11,803	DISH Network Corp	1,186,977	26,292
	$ 104,903		Liberty Global Inc - A Shares (a)	642,225	17,603
Consumer Products - 1.85%			Liberty Global Inc - B Shares (a)	235,397	6,374
Clorox Co	337,323	21,825	Liberty Media Corp - Capital Series A (a)	781,702	34,606
			Liberty Media Corp - Starz (a)	93,837	5,198
Distribution & Wholesale - 0.37%				$ 126,396
Fastenal Co	80,298	4,392	Mining - 4.65%
			Franco-Nevada Corp	676,288	19,494
Diversified Financial Services - 2.38%			Newmont Mining Corp	543,539	30,481
Ameriprise Financial Inc	193,955	8,992	Royal Gold Inc	94,373	4,830
Onex Corp	657,968	19,063		$ 54,805
	$ 28,055		Miscellaneous Manufacturing - 0.89%
Electric - 2.44%			Tyco International Ltd	270,823	10,505
AES Corp/The (a)	644,118	7,433
Allegheny Energy Inc	399,101	8,692	Oil & Gas - 7.57%
Brookfield Infrastructure Partners LP	45,804	808	Cimarex Energy Co	173,702	11,826
Calpine Corp (a)	866,919	11,816	Denbury Resources Inc (a)	668,579	12,803
	$ 28,749		EOG Resources Inc	169,899	19,049
Electronics - 1.09%			EQT Corp	402,921	17,523
Gentex Corp	597,441	12,839	Nabors Industries Ltd (a)	284,606	6,139
			Newfield Exploration Co (a)	72,991	4,247
Energy - Alternate Sources - 2.09%			Questar Corp	367,163	17,606
Covanta Holding Corp (a)	1,408,062	24,613		$ 89,193
			Oil & Gas Services - 0.27%
Entertainment - 0.94%			Weatherford International Ltd (a)	178,185	3,227
Ascent Media Corp (a)	65,993	1,948
International Game Technology	427,645	9,015	Pharmaceuticals - 2.46%
	$ 10,963		Mead Johnson Nutrition Co	166,495	8,593
Food - 2.77%			Valeant Pharmaceuticals International (a)	453,143	20,391
Kellogg Co	228,785	12,569		$ 28,984
Sysco Corp	635,273	20,037	Pipelines - 2.98%
	$ 32,606		Spectra Energy Corp	679,968	15,870
Gas - 0.75%			Williams Cos Inc	817,058	19,291
National Fuel Gas Co	170,197	8,854		$ 35,161
			Real Estate - 2.51%
Healthcare - Products - 3.22%			Brookfield Asset Management Inc	853,519	21,628
Covidien PLC	283,883	13,624	Forest City Enterprises Inc (a)	516,909	7,986
DENTSPLY International Inc	372,446	13,646		$ 29,614
St Jude Medical Inc (a)	259,590	10,596	Retail - 8.53%
	$ 37,866		AutoZone Inc (a)	67,809	12,546
Healthcare - Services - 4.80%			Copart Inc (a)	263,459	9,403
Coventry Health Care Inc (a)	381,354	9,053	O'Reilly Automotive Inc (a)	961,532	47,009
Laboratory Corp of America Holdings (a)	437,631	34,385	TJX Cos Inc	410,093	19,004
Lincare Holdings Inc (a)	279,291	13,040	Yum! Brands Inc	297,675	12,627
	$ 56,478			$ 100,589
Holding Companies - Diversified - 1.39%			Semiconductors - 0.88%
Leucadia National Corp (a)	648,401	16,411	Microchip Technology Inc	356,313	10,408

Insurance - 12.07%			Software - 4.58%
Aon Corp	270,217	11,473	Broadridge Financial Solutions Inc	322,891	7,688
Brown & Brown Inc	571,273	11,506	Dun & Bradstreet Corp	207,932	16,005
Everest Re Group Ltd	267,592	20,511	Fidelity National Information Services Inc	637,169	16,751
Fidelity National Financial Inc	84,936	1,289	Intuit Inc (a)	373,807	13,517
First American Corp	215,591	7,453		$ 53,961
Loews Corp	777,328	28,948	Telecommunications - 3.62%
Markel Corp (a)	67,440	25,819	American Tower Corp (a)	538,280	21,967
Marsh & McLennan Cos Inc	359,361	8,704	EchoStar Holding Corp (a)	393,078	7,551
Mercury General Corp	132,263	5,951	Telephone & Data Systems Inc	140,928	4,885

See accompanying notes

298

		Schedule of Investments
		MidCap Blend Fund
		April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Telecommunications (continued)
Telephone & Data Systems Inc - Special Shares	273,558 $	8,283
	$ 42,686
Textiles - 2.55%
Cintas Corp	854,018	23,272
Mohawk Industries Inc (a)	106,236	6,771
	$ 30,043
Transportation - 0.10%
Heartland Express Inc	72,063	1,192

TOTAL COMMON STOCKS	$ 1,176,108
Total Investments	$ 1,176,108
Other Assets in Excess of Liabilities, Net -
0.20%	$ 2,410
TOTAL NET ASSETS - 100.00%	$ 1,178,518

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,183 or 0.27% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 198,014
Unrealized Depreciation	(77,773)
Net Unrealized Appreciation (Depreciation)	$ 120,241
Cost for federal income tax purposes	$ 1,055,867
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	24 .00%
Financial	17 .23%
Communications	15 .43%
Energy	12 .91%
Consumer, Cyclical	12 .39%
Technology	5 .46%
Basic Materials	4 .65%
Utilities	3 .19%
Industrial	3 .15%
Diversified	1 .39%
Other Assets in Excess of Liabilities, Net	0 .20%
TOTAL NET ASSETS	100.00%

See accompanying notes

299

Schedule of Investments MidCap Growth Fund April 30, 2010 (unaudited)

COMMON STOCKS - 98.38%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 1.09%			Iron & Steel (continued)
Lamar Advertising Co (a)	31,600 $	1,176	Cliffs Natural Resources Inc	17,100 $	1,069
					$ 3,295
Aerospace & Defense - 1.96%			Lodging - 2.16%
BE Aerospace Inc (a)	71,400	2,121	Starwood Hotels & Resorts Worldwide Inc	43,000	2,344

Apparel - 2.32%			Machinery - Construction & Mining - 1.35%
Coach Inc	38,981	1,627	Bucyrus International Inc	23,170	1,460
Under Armour Inc (a)	26,400	891
	$ 2,518		Machinery - Diversified - 3.64%
Automobile Parts & Equipment - 4.33%			Cummins Inc	24,100	1,741
Autoliv Inc (a)	20,400	1,117	Rockwell Automation Inc	36,300	2,204
BorgWarner Inc (a)	58,035	2,515			$ 3,945
Lear Corp (a)	13,100	1,064	Oil & Gas - 5.62%
	$ 4,696		Brigham Exploration Co (a)	131,656	2,568
Banks - 3.05%			Denbury Resources Inc (a)	110,800	2,122
Capital One Financial Corp	51,397	2,231	Whiting Petroleum Corp (a)	15,476	1,398
Marshall & Ilsley Corp	117,800	1,072			$ 6,088
	$ 3,303		Oil & Gas Services - 1.68%
Beverages - 1.19%			Core Laboratories NV	12,135	1,819
Green Mountain Coffee Roasters Inc (a)	17,700	1,286
			Packaging & Containers - 1.77%
Chemicals - 2.30%			Packaging Corp of America	77,465	1,916
Albemarle Corp	54,600	2,493
			Pharmaceuticals - 5.31%
Commercial Services - 5.84%			Express Scripts Inc (a)	11,813	1,183
Alliance Data Systems Corp (a)	7,400	556	Perrigo Co	23,400	1,428
Emergency Medical Services Corp (a)	19,748	1,044	Salix Pharmaceuticals Ltd (a)	13,700	551
Hertz Global Holdings Inc (a)	88,000	1,272	Shire PLC ADR	39,305	2,588
Live Nation Entertainment Inc (a)	73,500	1,153			$ 5,750
Pharmaceutical Product Development Inc	22,200	611	Retail - 7.91%
VistaPrint NV (a)	33,055	1,705	Chipotle Mexican Grill Inc (a)	15,580	2,102
	$ 6,341		Dress Barn Inc (a)	79,465	2,200
Computers - 4.90%			Panera Bread Co (a)	28,645	2,233
Cognizant Technology Solutions Corp (a)	21,495	1,100	Phillips-Van Heusen Corp	16,800	1,058
Lexmark International Inc (a)	56,800	2,104	RadioShack Corp	45,100	972
SanDisk Corp (a)	53,015	2,115			$ 8,565
	$ 5,319		Semiconductors - 2.88%
Cosmetics & Personal Care - 1.96%			Cree Inc (a)	35,515	2,600
Estee Lauder Cos Inc/The	32,202	2,123	Varian Semiconductor Equipment Associates Inc	15,700	517
			(a)
Distribution & Wholesale - 1.13%					$ 3,117
Fossil Inc (a)	31,472	1,224	Software - 5.51%
			Acxiom Corp (a)	101,700	1,940
Diversified Financial Services - 1.54%			Cerner Corp (a)	17,372	1,475
T Rowe Price Group Inc	29,090	1,673	Salesforce.com Inc (a)	29,850	2,555
					$ 5,970
Electronics - 6.10%			Telecommunications - 2.11%
Dolby Laboratories Inc (a)	46,630	3,204	Atheros Communications Inc (a)	35,300	1,371
Gentex Corp	52,470	1,128	Tellabs Inc	102,000	926
Plexus Corp (a)	61,355	2,273
					$ 2,297
	$ 6,605		Transportation - 2.72%
Food - 1.74%			Kansas City Southern (a)	72,755	2,950
Whole Foods Market Inc (a)	48,373	1,888
			TOTAL COMMON STOCKS		$ 106,623
Healthcare - Products - 2.93%				Maturity
Edwards Lifesciences Corp (a)	10,847	1,118
Intuitive Surgical Inc (a)	5,718	2,062		Amount
			REPURCHASE AGREEMENTS - 1.56%	(000's)	Value (000's)
	$ 3,180		Banks - 1.56%
Home Furnishings - 2.40%			Investment in Joint Trading Account; Bank of	$ 464	$ 464
Harman International Industries Inc (a)	46,490	1,836
Tempur-Pedic International Inc (a)	22,800	768	America Repurchase Agreement; 0.19%
			dated 04/30/10 maturing 05/03/10
	$ 2,604		(collateralized by US Treasury Notes;
Internet - 7.90%			$473,196; 0.00% - 4.63%; dated 06/25/10 -
Baidu Inc/China ADR(a)	2,602	1,794	10/15/15)
F5 Networks Inc (a)	50,108	3,429	Investment in Joint Trading Account; Credit Suisse	302	302
NetFlix Inc (a)	18,900	1,867	Repurchase Agreement; 0.19% dated
Priceline.com Inc (a)	5,600	1,467	04/30/10 maturing 05/03/10 (collateralized by
	$ 8,557		Sovereign Agency Issues; $307,789; 0.00% -
Iron & Steel - 3.04%			5.50%; dated 03/03/10 - 10/05/29)
Allegheny Technologies Inc	41,625	2,226

See accompanying notes

300

Schedule of Investments
MidCap Growth Fund
April 30, 2010 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Deutsche $	464	$ 464
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $473,195; 1.13% -
3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	464	464
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $473,196; 0.00% -
5.85%; dated 03/03/10 - 02/19/25)
$ 1,694
TOTAL REPURCHASE AGREEMENTS		$ 1,694
Total Investments		$ 108,317
Other Assets in Excess of Liabilities, Net -
0.06%		$ 70
TOTAL NET ASSETS - 100.00%		$ 108,387

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 15,565
Unrealized Depreciation	(895)
Net Unrealized Appreciation (Depreciation)	$ 14,670
Cost for federal income tax purposes	$ 93,647
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Cyclical	20 .25%
Consumer, Non-cyclical	18 .97%
Industrial	17 .54%
Technology	13 .30%
Communications	11 .09%
Energy	7 .30%
Financial	6 .15%
Basic Materials	5 .34%
Other Assets in Excess of Liabilities, Net	0 .06%
TOTAL NET ASSETS	100.00%

See accompanying notes

301

Schedule of Investments MidCap Growth Fund III April 30, 2010 (unaudited)

COMMON STOCKS - 97.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.44%			Building Materials - 0.68%
Focus Media Holding Ltd ADR(a)	371,360 $	6,231	Armstrong World Industries Inc (a)	2,581 $	113
			Lennox International Inc	42,693	1,932
Aerospace & Defense - 1.44%			Owens Corning Inc (a)	215,246	7,486
Alliant Techsystems Inc (a)	40,985	3,316		$ 9,531
BE Aerospace Inc (a)	27,100	805	Chemicals - 2.37%
Goodrich Corp	141,230	10,477	Albemarle Corp	1,484	68
L-3 Communications Holdings Inc	9,672	905	Ashland Inc	48,104	2,865
Rockwell Collins Inc	72,548	4,715	Celanese Corp	27,460	878
Spirit Aerosystems Holdings Inc (a)	9,502	211	CF Industries Holdings Inc	83,865	7,017
	$ 20,429		Ecolab Inc	203,923	9,960
Agriculture - 0.36%			FMC Corp	11,590	738
Lorillard Inc	65,012	5,095	International Flavors & Fragrances Inc	60,815	3,046
			Lubrizol Corp	54,767	4,948
Airlines - 1.05%			NewMarket Corp	800	88
Allegiant Travel Co (a)	21,550	1,108	RPM International Inc	37,949	838
AMR Corp (a)	55,241	408	Sherwin-Williams Co/The	18,539	1,447
Continental Airlines Inc (a)	405,149	9,055	Sigma-Aldrich Corp	29,464	1,747
Copa Holdings SA	8,375	475		$ 33,640
Delta Air Lines Inc (a)	148,813	1,797	Coal - 1.47%
Southwest Airlines Co	157,317	2,074	Alpha Natural Resources Inc (a)	127,911	6,022
	$ 14,917		Consol Energy Inc	152,532	6,815
Apparel - 1.95%			Massey Energy Co	13,174	482
Coach Inc	388,476	16,219	Walter Energy Inc	92,831	7,502
Hanesbrands Inc (a)	17,871	509		$ 20,821
Polo Ralph Lauren Corp	44,485	3,998	Commercial Services - 3.24%
Under Armour Inc (a)	5,600	189	Aaron's Inc	19,716	445
VF Corp	25,915	2,240	Alliance Data Systems Corp (a)	10,385	779
Warnaco Group Inc/The (a)	84,620	4,048	Apollo Group Inc (a)	25,092	1,441
Wolverine World Wide Inc	8,700	266	Career Education Corp (a)	26,255	768
	$ 27,469		Convergys Corp (a)	119,300	1,508
Automobile Manufacturers - 0.16%			Corinthian Colleges Inc (a)	64,800	1,012
Navistar International Corp (a)	22,688	1,096	Corrections Corp of America (a)	3,642	75
Oshkosh Corp (a)	30,000	1,159	DeVry Inc	11,354	709
	$ 2,255		Education Management Corp (a)	9,400	205
Automobile Parts & Equipment - 0.19%			Equifax Inc	18,975	638
BorgWarner Inc (a)	17,030	738	FTI Consulting Inc (a)	32,822	1,350
Cooper Tire & Rubber Co	13,100	278	Genpact Ltd (a)	17,803	300
Goodyear Tire & Rubber Co/The (a)	39,814	535	Global Payments Inc	198,623	8,503
TRW Automotive Holdings Corp (a)	35,500	1,144	H&R Block Inc	156,456	2,864
	$ 2,695		Hewitt Associates Inc (a)	68,430	2,805
Banks - 1.05%			Hillenbrand Inc	6,552	161
Bank of Hawaii Corp	77,054	4,075	Iron Mountain Inc	34,508	868
BOK Financial Corp	1,949	106	ITT Educational Services Inc (a)	9,935	1,005
Commerce Bancshares Inc	6,146	254	KAR Auction Services Inc (a)	4,882	76
Fifth Third Bancorp	700,540	10,445	Lender Processing Services Inc	19,806	748
	$ 14,880		MAXIMUS Inc	5,600	347
Beverages - 1.46%			Moody's Corp	90,899	2,247
Brown-Forman Corp	64,964	3,780	Paychex Inc	53,226	1,629
Coca-Cola Enterprises Inc	43,493	1,206	Pharmaceutical Product Development Inc	29,401	809
Green Mountain Coffee Roasters Inc (a)	105,327	7,653	Robert Half International Inc	100,003	2,738
Hansen Natural Corp (a)	177,891	7,841	RR Donnelley & Sons Co	118,397	2,544
			SAIC Inc (a)	138,664	2,414
Molson Coors Brewing Co	2,040	90
	$ 20,570		SEI Investments Co	22,389	503
Biotechnology - 3.53%			Strayer Education Inc	2,329	566
			TeleTech Holdings Inc (a)	19,738	327
Alexion Pharmaceuticals Inc (a)	185,967	10,206
Amylin Pharmaceuticals Inc (a)	23,226	480	Total System Services Inc	71,044	1,138
			Valassis Communications Inc (a)	6,100	199
Bio-Rad Laboratories Inc (a)	20,002	2,234
			Verisk Analytics Inc (a)	20,468	573
Charles River Laboratories International Inc (a)	182,710	6,117
			VistaPrint NV (a)	67,985	3,507
Dendreon Corp (a)	87,534	4,746
Human Genome Sciences Inc (a)	165,300	4,577	Weight Watchers International Inc	880	23
Illumina Inc (a)	24,388	1,021		$ 45,824
Life Technologies Corp (a)	50,700	2,774	Computers - 3.44%
Millipore Corp (a)	10,988	1,167	Brocade Communications Systems Inc (a)	43,403	282
Myriad Genetics Inc (a)	26,500	636	CACI International Inc (a)	22,300	1,058
OSI Pharmaceuticals Inc (a)	9,602	563	Cadence Design Systems Inc (a)	16,400	122
Talecris Biotherapeutics Holdings Corp (a)	13,978	262	Cognizant Technology Solutions Corp (a)	105,088	5,379
United Therapeutics Corp (a)	153,932	8,757	Diebold Inc	16,700	523
Vertex Pharmaceuticals Inc (a)	167,499	6,494	DST Systems Inc	42,200	1,791
			IHS Inc (a)	13,387	678
	$ 50,034		Mentor Graphics Corp (a)	25,700	231
			MICROS Systems Inc (a)	55,692	2,070
See accompanying notes			302

Schedule of Investments
MidCap Growth Fund III
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics (continued)
NCR Corp (a)	173,219 $	2,280	Avnet Inc (a)	76,034 $	2,431
NetApp Inc (a)	456,703	15,833	AVX Corp	3,025	47
SanDisk Corp (a)	65,517	2,614	Benchmark Electronics Inc (a)	49,500	1,071
Seagate Technology (a)	326,026	5,989	Dolby Laboratories Inc (a)	14,882	1,023
Synopsys Inc (a)	100,489	2,282	FLIR Systems Inc (a)	29,204	893
Syntel Inc	10,800	390	Garmin Ltd	46,402	1,735
Teradata Corp (a)	35,389	1,028	Gentex Corp	22,865	491
Unisys Corp (a)	6,500	182	Itron Inc (a)	6,087	485
Western Digital Corp (a)	141,250	5,804	Jabil Circuit Inc	137,090	2,100
	$ 48,536		Mettler-Toledo International Inc (a)	9,851	1,236
Consumer Products - 0.54%			PerkinElmer Inc	31,300	784
Avery Dennison Corp	29,800	1,163	Plexus Corp (a)	10,000	370
Church & Dwight Co Inc	23,775	1,646	Tech Data Corp (a)	24,800	1,064
Clorox Co	65,427	4,233	Thomas & Betts Corp (a)	4,899	206
Scotts Miracle-Gro Co/The	12,664	614	Trimble Navigation Ltd (a)	23,786	778
	$ 7,656		Vishay Intertechnology Inc (a)	11,296	118
Cosmetics & Personal Care - 1.61%			Waters Corp (a)	158,873	11,437
Alberto-Culver Co	68,012	1,959		$ 30,684
Avon Products Inc	448,767	14,508	Engineering & Contruction - 1.49%
Estee Lauder Cos Inc/The	96,227	6,344	Aecom Technology Corp (a)	18,461	555
	$ 22,811		EMCOR Group Inc (a)	37,900	1,082
Distribution & Wholesale - 1.09%			Fluor Corp	112,302	5,934
Fastenal Co	196,973	10,772	Jacobs Engineering Group Inc (a)	35,854	1,729
LKQ Corp (a)	26,866	566	McDermott International Inc (a)	343,186	9,407
WESCO International Inc (a)	10,507	427	Shaw Group Inc/The (a)	57,888	2,216
WW Grainger Inc	32,666	3,611	URS Corp (a)	2,917	150
	$ 15,376			$ 21,073
Diversified Financial Services - 4.58%			Entertainment - 0.10%
Affiliated Managers Group Inc (a)	107,812	9,076	Bally Technologies Inc (a)	11,400	526
AmeriCredit Corp (a)	7,514	180	International Game Technology	40,768	859
Ameriprise Financial Inc	5,591	259		$ 1,385
Discover Financial Services	61,300	948	Environmental Control - 0.20%
Eaton Vance Corp	36,825	1,298	Nalco Holding Co	26,330	651
Federated Investors Inc	42,897	1,034	Republic Services Inc	23,766	737
Greenhill & Co Inc	5,790	509	Stericycle Inc (a)	14,098	830
IntercontinentalExchange Inc (a)	95,159	11,099	Waste Connections Inc (a)	16,469	590
Invesco Ltd	9,295	214		$ 2,808
Investment Technology Group Inc (a)	68,808	1,195	Food - 1.80%
Jefferies Group Inc	24,576	669	Campbell Soup Co	25,370	910
Lazard Ltd	186,154	7,197	ConAgra Foods Inc	10,140	248
NASDAQ OMX Group Inc/The (a)	42,365	889	Dean Foods Co (a)	130,256	2,045
NYSE Euronext	58,000	1,893	Del Monte Foods Co	89,100	1,331
T Rowe Price Group Inc	294,557	16,940	Hershey Co/The	25,038	1,177
TD Ameritrade Holding Corp (a)	488,583	9,781	HJ Heinz Co	54,606	2,559
Waddell & Reed Financial Inc	43,887	1,629	Hormel Foods Corp	53,526	2,182
	$ 64,810		McCormick & Co Inc/MD	21,652	857
Electric - 1.21%			United Natural Foods Inc (a)	8,100	249
AES Corp/The (a)	99,489	1,148	Whole Foods Market Inc (a)	362,158	14,131
Allegheny Energy Inc	29,003	632		$ 25,689
Constellation Energy Group Inc	88,513	3,129	Forest Products & Paper - 0.08%
DPL Inc	50,885	1,434	International Paper Co	18,200	487
Great Plains Energy Inc	44,900	868	Plum Creek Timber Co Inc	16,349	651
Integrys Energy Group Inc	4,690	233		$ 1,138
ITC Holdings Corp	9,057	506	Gas - 0.08%
Northeast Utilities	28,700	797	CenterPoint Energy Inc	63,001	905
NV Energy Inc	157,411	1,966	Southern Union Co	8,800	230
Pinnacle West Capital Corp	31,900	1,191		$ 1,135
PPL Corp	166,524	4,123	Hand & Machine Tools - 0.43%
TECO Energy Inc	63,800	1,080	Baldor Electric Co	3,900	150
	$ 17,107		Snap-On Inc	4,356	210
Electrical Components & Equipment - 0.50%			Stanley Black & Decker Inc	92,860	5,771
AMETEK Inc	20,594	890		$ 6,131
Energizer Holdings Inc (a)	40,739	2,489	Healthcare - Products - 4.56%
Hubbell Inc	45,256	2,103	Beckman Coulter Inc	47,689	2,976
Molex Inc	70,444	1,579	CR Bard Inc	35,568	3,078
	$ 7,061		DENTSPLY International Inc	30,407	1,114
Electronics - 2.17%			Edwards Lifesciences Corp (a)	104,601	10,783
Agilent Technologies Inc (a)	56,723	2,057	Henry Schein Inc (a)	165,384	10,000
Amphenol Corp	33,137	1,531	Hill-Rom Holdings Inc	46,412	1,471
Arrow Electronics Inc (a)	27,126	827	Hologic Inc (a)	6,940	124

See accompanying notes

303

Schedule of Investments MidCap Growth Fund III April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel - 0.61%
Hospira Inc (a)	246,095 $	13,238	Cliffs Natural Resources Inc	3,594 $	225
IDEXX Laboratories Inc (a)	11,241	744	Reliance Steel & Aluminum Co	20,700	1,011
Integra LifeSciences Holdings Corp (a)	8,500	386	Schnitzer Steel Industries Inc	4,800	259
Intuitive Surgical Inc (a)	33,540	12,093	United States Steel Corp	130,190	7,116
Inverness Medical Innovations Inc (a)	10,388	413		$ 8,611
Kinetic Concepts Inc (a)	36,736	1,591	Leisure Products & Services - 1.40%
Patterson Cos Inc	77,242	2,471	Harley-Davidson Inc	218,670	7,398
ResMed Inc (a)	12,516	856	WMS Industries Inc (a)	247,723	12,391
Techne Corp	10,436	691		$ 19,789
Teleflex Inc	18,500	1,135	Lodging - 2.30%
Varian Medical Systems Inc (a)	25,664	1,447	Hyatt Hotels Corp (a)	14,700	605
	$ 64,611		Las Vegas Sands Corp (a)	36,000	895
Healthcare - Services - 2.78%			Marriott International Inc/DE	26,710	982
AMERIGROUP Corp (a)	4,900	177	Starwood Hotels & Resorts Worldwide Inc	315,980	17,224
CIGNA Corp	153,180	4,911	Wyndham Worldwide Corp	22,236	596
Community Health Systems Inc (a)	96,151	3,929	Wynn Resorts Ltd	138,690	12,238
Covance Inc (a)	10,488	599		$ 32,540
Coventry Health Care Inc (a)	88,637	2,105	Machinery - Construction & Mining - 0.97%
DaVita Inc (a)	103,619	6,469	Bucyrus International Inc	23,992	1,511
Health Management Associates Inc (a)	528,725	4,928	Joy Global Inc	215,711	12,255
Healthsouth Corp (a)	36,450	746
Humana Inc (a)	94,151	4,304		$ 13,766
Laboratory Corp of America Holdings (a)	44,381	3,487	Machinery - Diversified - 1.78%
Lincare Holdings Inc (a)	15,364	717	Cummins Inc	202,246	14,608
Mednax Inc (a)	12,000	659	Flowserve Corp	60,393	6,920
			Graco Inc	32,814	1,138
Quest Diagnostics Inc	72,416	4,140	IDEX Corp	23,583	792
Tenet Healthcare Corp (a)	89,975	562
			Rockwell Automation Inc	3,956	240
Universal Health Services Inc	42,682	1,584	Roper Industries Inc	14,892	909
	$ 39,317		Wabtec Corp/DE	13,326	634
Home Builders - 0.67%				$ 25,241
NVR Inc (a)	800	575
Pulte Group Inc (a)	683,810	8,951	Media - 1.23%
			Cablevision Systems Corp	228,200	6,262
	$ 9,526		CTC Media Inc	10,051	170
Home Furnishings - 0.10%			Discovery Communications Inc - C Shares (a)	43,115	1,439
Harman International Industries Inc (a)	35,200	1,390	DISH Network Corp	40,175	890
			Factset Research Systems Inc	33,217	2,499
Housewares - 0.05%			John Wiley & Sons Inc	39,648	1,676
Newell Rubbermaid Inc	12,548	214	McGraw-Hill Cos Inc/The	116,350	3,923
Toro Co	10,146	578	Scripps Networks Interactive	14,761	669
	$ 792			$ 17,528
Insurance - 1.16%			Metal Fabrication & Hardware - 1.11%
Arthur J Gallagher & Co	26,250	689	Precision Castparts Corp	111,332	14,288
Axis Capital Holdings Ltd	62,925	1,962	Valmont Industries Inc	16,624	1,385
Brown & Brown Inc	23,715	478		$ 15,673
CNA Financial Corp (a)	3,365	94
			Mining - 0.50%
Endurance Specialty Holdings Ltd	45,679	1,683	Thompson Creek Metals Co Inc (a)	557,300	7,145
Erie Indemnity Co	5,741	266
Fidelity National Financial Inc	9,673	147	Miscellaneous Manufacturing - 1.34%
Genworth Financial Inc (a)	251,244	4,151
			Carlisle Cos Inc	35,910	1,355
Hanover Insurance Group Inc/The	1,076	48	Crane Co	37,187	1,337
Lincoln National Corp	63,367	1,938	Donaldson Co Inc	29,990	1,388
Marsh & McLennan Cos Inc	11,180	271	Dover Corp	25,298	1,321
Progressive Corp/The	106,053	2,131	Harsco Corp	67,159	2,080
Reinsurance Group of America Inc	20,607	1,064	ITT Corp	18,521	1,029
Validus Holdings Ltd	45,645	1,167	Leggett & Platt Inc	27,766	681
WR Berkley Corp	12,567	339	Pall Corp	19,484	760
	$ 16,428		Parker Hannifin Corp	113,990	7,886
Internet - 4.02%			Pentair Inc	32,545	1,176
Akamai Technologies Inc (a)	33,774	1,311
Equinix Inc (a)	9,296	936		$ 19,013
			Office & Business Equipment - 0.04%
Expedia Inc	31,614	746	Xerox Corp	52,857	576
F5 Networks Inc (a)	316,077	21,630
IAC/InterActiveCorp (a)	60,300	1,352
(a)			Oil & Gas - 3.82%
McAfee Inc	94,292	3,276	Atwood Oceanics Inc (a)	25,058	912
MercadoLibre Inc (a)	88,260	4,450
(a)			Cimarex Energy Co	108,960	7,418
NetFlix Inc	33,837	3,342	CNX Gas Corp (a)	6,870	263
Priceline.com Inc (a)	64,127	16,805	Cobalt International Energy Inc (a)	6,980	80
Sohu.com Inc (a)	8,484	408	Concho Resources Inc/Midland TX (a)	141,090	8,017
VeriSign Inc (a)	96,584	2,634
			Diamond Offshore Drilling Inc	12,860	1,017
	$ 56,890		Ensco PLC ADR	23,502	1,109

See accompanying notes

304

Schedule of Investments MidCap Growth Fund III April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail (continued)
EQT Corp	23,823 $	1,036	AutoZone Inc (a)	5,628 $	1,041
Forest Oil Corp (a)	26,000	762	Barnes & Noble Inc	2,200	48
Frontier Oil Corp	22,669	344	Bed Bath & Beyond Inc (a)	261,163	12,003
Helmerich & Payne Inc	35,096	1,426	Big Lots Inc (a)	44,106	1,686
Holly Corp	43,675	1,180	BJ's Wholesale Club Inc (a)	33,200	1,271
Murphy Oil Corp	14,715	885	Brinker International Inc	28,048	519
Noble Corp	6,143	243	CarMax Inc (a)	25,474	626
Patterson-UTI Energy Inc	36,812	563	Chico's FAS Inc	45,914	684
Petrohawk Energy Corp (a)	49,748	1,074	Chipotle Mexican Grill Inc (a)	21,815	2,944
Plains Exploration & Production Co (a)	12,416	364	Copart Inc (a)	18,708	668
Pride International Inc (a)	119,887	3,636	Darden Restaurants Inc	32,335	1,447
Questar Corp	151,810	7,279	Dick's Sporting Goods Inc (a)	24,627	717
Range Resources Corp	151,115	7,217	Dollar Tree Inc (a)	77,044	4,678
Rowan Cos Inc (a)	64,204	1,913	Family Dollar Stores Inc	52,267	2,067
St Mary Land & Exploration Co	25,184	1,014	Foot Locker Inc	115,533	1,774
Tesoro Corp	53,700	706	GameStop Corp (a)	38,555	937
Whiting Petroleum Corp (a)	62,330	5,630	Guess? Inc	252,236	11,570
	$ 54,088		Ltd Brands Inc	34,230	917
Oil & Gas Services - 1.11%			Nordstrom Inc	196,939	8,139
Cameron International Corp (a)	270,153	10,660	Office Depot Inc (a)	31,200	214
Dresser-Rand Group Inc (a)	15,763	556	O'Reilly Automotive Inc (a)	22,132	1,082
Exterran Holdings Inc (a)	8,099	236	Panera Bread Co (a)	139,687	10,887
FMC Technologies Inc (a)	23,051	1,561	Penske Auto Group Inc (a)	50,484	756
Oceaneering International Inc (a)	19,644	1,287	PetSmart Inc	23,356	772
Smith International Inc	27,413	1,309	PF Chang's China Bistro Inc (a)	8,300	362
Tetra Technologies Inc (a)	17,100	210	Phillips-Van Heusen Corp	9,489	598
	$ 15,819		RadioShack Corp	20,959	452
Packaging & Containers - 0.50%			Ross Stores Inc	84,176	4,714
Ball Corp	39,444	2,099	Tiffany & Co	66,375	3,218
Crown Holdings Inc (a)	68,611	1,784	TJX Cos Inc	117,546	5,448
Owens-Illinois Inc (a)	26,395	935	Tractor Supply Co	5,400	363
Packaging Corp of America	2,830	70	Urban Outfitters Inc (a)	433,355	16,255
Pactiv Corp (a)	86,376	2,195	Williams-Sonoma Inc	23,819	686
	$ 7,083			$ 103,388
Pharmaceuticals - 2.91%			Savings & Loans - 0.06%
AmerisourceBergen Corp	432,388	13,339	Capitol Federal Financial	5,593	211
BioMarin Pharmaceutical Inc (a)	152,200	3,557	Hudson City Bancorp Inc	48,200	641
Cephalon Inc (a)	47,144	3,027		$ 852
Forest Laboratories Inc (a)	37,686	1,027	Semiconductors - 8.57%
Herbalife Ltd	44,236	2,134	Advanced Micro Devices Inc (a)	187,557	1,699
Mead Johnson Nutrition Co	162,838	8,405	Altera Corp	55,218	1,400
Mylan Inc/PA (a)	185,337	4,083	Analog Devices Inc	54,808	1,640
NBTY Inc (a)	10,284	418	ASML Holding NV	233,620	7,630
Omnicare Inc	101,110	2,810	Broadcom Corp	352,760	12,167
Perrigo Co	21,070	1,286	Cree Inc (a)	114,048	8,349
Valeant Pharmaceuticals International (a)	24,531	1,104	Cypress Semiconductor Corp (a)	36,453	470
Warner Chilcott PLC (a)	6,866	195	Fairchild Semiconductor International Inc (a)	38,800	435
	$ 41,385		Integrated Device Technology Inc (a)	222,114	1,469
Pipelines - 0.05%			Intersil Corp	17,021	253
El Paso Corp	54,359	658	Lam Research Corp (a)	319,098	12,940
			Linear Technology Corp	64,460	1,938
Real Estate - 0.73%			Marvell Technology Group Ltd (a)	693,628	14,323
CB Richard Ellis Group Inc (a)	567,827	9,835	Maxim Integrated Products Inc	183,324	3,560
St Joe Co/The (a)	15,339	507	MEMC Electronic Materials Inc (a)	37,028	480
	$ 10,342		Microchip Technology Inc	32,416	947
			Micron Technology Inc (a)	1,429,331	13,364
REITS - 1.13%
Alexandria Real Estate Equities Inc	2,336	165	National Semiconductor Corp	44,784	662
			Netlogic Microsystems Inc (a)	225,908	7,042
Digital Realty Trust Inc	146,206	8,582	NVIDIA Corp (a)	150,985	2,374
EastGroup Properties Inc	29,800	1,218	ON Semiconductor Corp (a)	83,654	664
Federal Realty Investment Trust	2,188	169	PMC - Sierra Inc (a)	567,220	5,020
HCP Inc	21,344	686	QLogic Corp (a)	466,589	9,038
Health Care REIT Inc	11,318	508	Teradyne Inc (a)	48,033	587
Nationwide Health Properties Inc	14,640	513	Tessera Technologies Inc (a)	22,600	458
Public Storage Inc	42,928	4,160
	$ 16,001		Varian Semiconductor Equipment Associates Inc	309,926	10,209
			(a)
Retail - 7.31%
Advance Auto Parts Inc	50,995	2,300	Xilinx Inc	86,681	2,235
Aeropostale Inc (a)	32,899	955		$ 121,353
American Eagle Outfitters Inc	32,725	550	Software - 4.58%
AutoNation Inc (a)	1,981	40	Allscripts-Misys Healthcare Solutions Inc (a)	24,435	493
			ANSYS Inc (a)	17,128	771
See accompanying notes			305

Schedule of Investments
MidCap Growth Fund III
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Autodesk Inc (a)	78,044 $	2,654	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
BMC Software Inc (a)	81,344	3,202	Banks (continued)
Broadridge Financial Solutions Inc	77,321	1,841	Investment in Joint Trading Account; Credit Suisse $	5,061	$ 5,061
CA Inc	96,879	2,210	Repurchase Agreement; 0.19% dated
Cerner Corp (a)	113,541	9,641	04/30/10 maturing 05/03/10 (collateralized by
Citrix Systems Inc (a)	60,376	2,838	Sovereign Agency Issues; $5,162,027; 0.00%
CSG Systems International Inc (a)	34,900	793	- 5.50%; dated 03/03/10 - 10/05/29)
Dun & Bradstreet Corp	10,099	777	Investment in Joint Trading Account; Deutsche	7,781	7,780
Electronic Arts Inc (a)	172,886	3,349	Bank Repurchase Agreement; 0.18% dated
Emdeon Inc (a)	33,908	555	04/30/10 maturing 05/03/10 (collateralized by
Fidelity National Information Services Inc	41,332	1,086	Sovereign Agency Issues; $7,936,122; 1.13%
Fiserv Inc (a)	60,372	3,085	- 3.75%; dated 09/09/11 - 03/09/12)
Intuit Inc (a)	117,494	4,249	Investment in Joint Trading Account; Morgan	7,781	7,780
MicroStrategy Inc (a)	4,100	314	Stanley Repurchase Agreement; 0.18% dated
MSCI Inc (a)	181,910	6,303	04/30/10 maturing 05/03/10 (collateralized by
Nuance Communications Inc (a)	33,254	608	Sovereign Agency Issues; $7,936,122; 0.00%
Red Hat Inc (a)	37,431	1,118	- 5.85%; dated 03/03/10 - 02/19/25)
Salesforce.com Inc (a)	180,032	15,410			$ 28,402
Sybase Inc (a)	76,974	3,339	TOTAL REPURCHASE AGREEMENTS		$ 28,402
		$ 64,636	Total Investments		$ 1,408,656
Telecommunications - 2.67%			Other Assets in Excess of Liabilities, Net -
Amdocs Ltd (a)	59,224	1,891	0.49%		$ 6,906
Arris Group Inc (a)	100,100	1,230	TOTAL NET ASSETS - 100.00%		$ 1,415,562
Atheros Communications Inc (a)	292,650	11,367
Ciena Corp (a)	9,200	170
Crown Castle International Corp (a)	19,277	730	(a) Non-Income Producing Security
Frontier Communications Corp	37,862	301
Harris Corp	19,508	1,004
JDS Uniphase Corp (a)	112,035	1,455
Juniper Networks Inc (a)	311,660	8,854	Unrealized Appreciation (Depreciation)
MetroPCS Communications Inc (a)	51,252	391	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Millicom International Cellular SA	51,970	4,588
NeuStar Inc (a)	20,581	504
NII Holdings Inc (a)	35,476	1,505	Unrealized Appreciation		$ 338,588
SBA Communications Corp (a)	21,711	768	Unrealized Depreciation		(19,659)
tw telecom inc (a)	124,280	2,212	Net Unrealized Appreciation (Depreciation)		$ 318,929
			Cost for federal income tax purposes		$ 1,089,727
Windstream Corp	56,519	625	All dollar amounts are shown in thousands (000's)
		$ 37,595
Textiles - 0.08%			Portfolio Summary (unaudited)
Cintas Corp	25,353	691	Sector		Percent
Unifirst Corp/MA	10,300	503	Consumer, Non-cyclical		22 .79%
		$ 1,194	Technology		16 .63%
Toys, Games & Hobbies - 0.12%			Consumer, Cyclical		16 .57%
Hasbro Inc	14,052	539	Industrial		13 .14%
Mattel Inc	53,061	1,223	Financial		10 .72%
		$ 1,762	Communications		8 .36%
Transportation - 0.53%			Energy		6 .45%
CH Robinson Worldwide Inc	27,664	1,668	Basic Materials		3 .56%
Expeditors International of Washington Inc	35,273	1,437	Utilities		1 .29%
JB Hunt Transport Services Inc	14,542	536	Other Assets in Excess of Liabilities, Net		0 .49%
Kansas City Southern (a)	21,700	880
Kirby Corp (a)	19,069	802	TOTAL NET ASSETS		100.00%
Teekay Corp	25,618	642	Other Assets Summary (unaudited)
UTI Worldwide Inc	95,000	1,506	Asset Type		Percent
		$ 7,471	Futures		2 .68%
TOTAL COMMON STOCKS		$ 1,380,254
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.01%	(000's)	Value (000's)
Banks - 2.01%
Investment in Joint Trading Account; Bank of	$ 7,781	$ 7,781
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$7,936,122; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)

See accompanying notes

306

Schedule of Investments
MidCap Growth Fund III
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; June 2010	Long	462 $	37,064	$ 37,958	$ 894
					$ 894
All dollar amounts are shown in thousands (000's)

See accompanying notes

307

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 97.93%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.24%			Chemicals (continued)
Harte-Hanks Inc	12,152 $	175	Intrepid Potash Inc (a)	13,146 $	345
Lamar Advertising Co (a)	16,992	632	Lubrizol Corp	21,785	1,968
	$ 807		Minerals Technologies Inc	5,967	344
Aerospace & Defense - 0.55%			NewMarket Corp	3,731	410
Alliant Techsystems Inc (a)	10,517	851	Olin Corp	25,017	525
BE Aerospace Inc (a)	32,560	967	RPM International Inc	41,251	911
	$ 1,818		Sensient Technologies Corp	15,681	495
Agriculture - 0.12%			Valspar Corp	31,700	993
Universal Corp/VA	7,803	404		$ 10,225
			Coal - 0.56%
Airlines - 0.32%			Arch Coal Inc	51,756	1,397
AirTran Holdings Inc (a)	42,926	227	Patriot Coal Corp (a)	24,026	473
Alaska Air Group Inc (a)	11,355	470		$ 1,870
JetBlue Airways Corp (a)	66,059	369	Commercial Services - 5.70%
	$ 1,066		Aaron's Inc	25,943	586
Apparel - 0.68%			Alliance Data Systems Corp (a)	16,741	1,257
Hanesbrands Inc (a)	30,390	865	Brink's Home Security Holdings Inc (a)	14,590	612
Timberland Co/The (a)	13,901	299	Career Education Corp (a)	21,696	635
Under Armour Inc (a)	12,018	406	Convergys Corp (a)	39,236	496
Warnaco Group Inc/The (a)	14,552	696	Corinthian Colleges Inc (a)	27,944	437
	$ 2,266		Corporate Executive Board Co	10,878	299
Automobile Manufacturers - 0.33%			Corrections Corp of America (a)	36,940	765
Oshkosh Corp (a)	28,519	1,101	Deluxe Corp	16,323	342
			FTI Consulting Inc (a)	14,807	609
Automobile Parts & Equipment - 0.48%			Gartner Inc (a)	19,251	464
BorgWarner Inc (a)	37,243	1,614	Global Payments Inc	25,964	1,111
			Hewitt Associates Inc (a)	26,654	1,093
Banks - 3.80%			ITT Educational Services Inc (a)	9,485	959
Associated Banc-Corp	55,022	799	Korn/Ferry International (a)	14,581	236
BancorpSouth Inc	23,350	517	Lender Processing Services Inc	30,415	1,148
Bank of Hawaii Corp	15,294	809	Manpower Inc	26,079	1,463
Cathay General Bancorp	25,003	309	Navigant Consulting Inc (a)	15,928	205
City National Corp/CA	13,799	859	Pharmaceutical Product Development Inc	37,742	1,038
Commerce Bancshares Inc	23,253	963	Rent-A-Center Inc/TX (a)	20,934	540
Cullen/Frost Bankers Inc	19,129	1,135	Rollins Inc	13,930	303
FirstMerit Corp	27,710	651	SEI Investments Co	41,119	924
Fulton Financial Corp	56,210	590	Service Corp International/US	80,923	727
International Bancshares Corp	16,488	399	Sotheby's	21,456	717
PacWest Bancorp	9,486	228	Strayer Education Inc	4,446	1,081
Prosperity Bancshares Inc	14,828	582	Towers Watson & Co	13,593	652
SVB Financial Group (a)	13,173	649	United Rentals Inc (a)	19,167	275
Synovus Financial Corp	236,519	712		$ 18,974
TCF Financial Corp	39,288	732	Computers - 1.83%
Trustmark Corp	18,058	442	Cadence Design Systems Inc (a)	85,617	639
Valley National Bancorp	48,783	792	Diebold Inc	21,128	662
Webster Financial Corp	21,231	440	DST Systems Inc	12,295	522
Westamerica Bancorporation	9,304	547	Jack Henry & Associates Inc	26,918	687
Wilmington Trust Corp	28,137	488	Mentor Graphics Corp (a)	33,099	297
	$ 12,643		MICROS Systems Inc (a)	25,376	943
Beverages - 0.54%			NCR Corp (a)	50,713	668
Green Mountain Coffee Roasters Inc (a)	11,140	809	Palm Inc (a)	53,387	310
Hansen Natural Corp (a)	22,467	990	SRA International Inc (a)	13,742	317
	$ 1,799		Synopsys Inc (a)	46,681	1,060
Biotechnology - 1.75%				$ 6,105
Bio-Rad Laboratories Inc (a)	6,131	685	Consumer Products - 1.08%
Charles River Laboratories International Inc (a)	20,989	702	American Greetings Corp	12,579	309
OSI Pharmaceuticals Inc (a)	18,574	1,090	Church & Dwight Co Inc	22,504	1,558
United Therapeutics Corp (a)	15,308	871	Scotts Miracle-Gro Co/The	14,423	699
Vertex Pharmaceuticals Inc (a)	63,894	2,477	Tupperware Brands Corp	20,091	1,026
	$ 5,825			$ 3,592
Building Materials - 0.77%			Cosmetics & Personal Care - 0.24%
Lennox International Inc	15,603	706	Alberto-Culver Co	27,266	785
Louisiana-Pacific Corp (a)	40,415	475
Martin Marietta Materials Inc	14,439	1,384	Distribution & Wholesale - 0.94%
			Fossil Inc (a)	15,359	597
	$ 2,565		Ingram Micro Inc (a)	52,121	946
Chemicals - 3.07%			LKQ Corp (a)	45,044	949
Albemarle Corp	29,088	1,328
Ashland Inc	24,866	1,481	Owens & Minor Inc	20,050	631
Cabot Corp	20,819	678		$ 3,123
Cytec Industries Inc	15,537	747

See accompanying notes

308

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services - 2.05%			Forest Products & Paper - 0.51%
Affiliated Managers Group Inc (a)	14,049 $	1,183	Potlatch Corp	12,689 $	475
AmeriCredit Corp (a)	30,705	735	Rayonier Inc	25,455	1,247
Eaton Vance Corp	37,436	1,319		$ 1,722
Greenhill & Co Inc	6,534	574	Gas - 2.26%
Jefferies Group Inc	38,795	1,056	AGL Resources Inc	24,702	976
Raymond James Financial Inc	31,597	968	Atmos Energy Corp	29,642	877
Waddell & Reed Financial Inc	27,184	1,009	Energen Corp	22,857	1,117
	$ 6,844		National Fuel Gas Co	25,837	1,344
Electric - 3.43%			Southern Union Co	39,632	1,036
Alliant Energy Corp	35,243	1,205	UGI Corp	34,678	953
Black Hills Corp	12,381	407	Vectren Corp	25,851	646
Cleco Corp	19,274	528	WGL Holdings Inc	16,024	573
DPL Inc	38,152	1,075		$ 7,522
Dynegy Inc (a)	160,700	214	Hand & Machine Tools - 0.73%
Great Plains Energy Inc	43,120	834	Kennametal Inc	25,976	854
Hawaiian Electric Industries Inc	29,326	685	Lincoln Electric Holdings Inc	13,582	814
IDACORP Inc	15,275	551	Regal-Beloit Corp	11,935	755
MDU Resources Group Inc	59,844	1,269		$ 2,423
NSTAR	34,024	1,245	Healthcare - Products - 4.68%
NV Energy Inc	74,810	935	Affymetrix Inc (a)	22,586	157
OGE Energy Corp	30,915	1,279	Beckman Coulter Inc	22,257	1,389
PNM Resources Inc	27,610	375	Edwards Lifesciences Corp (a)	18,017	1,857
Westar Energy Inc	34,732	823	Gen-Probe Inc (a)	15,637	741
	$ 11,425		Henry Schein Inc (a)	28,888	1,747
Electrical Components & Equipment - 1.13%			Hill-Rom Holdings Inc	20,028	635
AMETEK Inc	34,375	1,487	Hologic Inc (a)	82,333	1,471
Energizer Holdings Inc (a)	22,244	1,359	IDEXX Laboratories Inc (a)	18,495	1,223
Hubbell Inc	19,032	884	Immucor Inc (a)	22,255	476
	$ 3,730		Kinetic Concepts Inc (a)	19,769	856
Electronics - 3.29%			Masimo Corp	16,622	389
Arrow Electronics Inc (a)	38,173	1,164	ResMed Inc (a)	23,939	1,638
Avnet Inc (a)	48,335	1,545	STERIS Corp	18,835	627
Gentex Corp	44,257	951	Techne Corp	11,885	787
Itron Inc (a)	12,795	1,019	Teleflex Inc	12,666	777
Mettler-Toledo International Inc (a)	10,759	1,350	Thoratec Corp (a)	18,179	811
National Instruments Corp	18,220	630		$ 15,581
Tech Data Corp (a)	16,209	696	Healthcare - Services - 2.59%
Thomas & Betts Corp (a)	16,762	703	Community Health Systems Inc (a)	29,661	1,212
Trimble Navigation Ltd (a)	38,446	1,257	Covance Inc (a)	20,448	1,168
Varian Inc (a)	9,207	477	Health Management Associates Inc (a)	79,593	742
Vishay Intertechnology Inc (a)	59,455	619	Health Net Inc (a)	31,916	703
Woodward Governor Co	18,087	580	Kindred Healthcare Inc (a)	12,459	222
	$ 10,991		LifePoint Hospitals Inc (a)	17,472	667
Engineering & Contruction - 1.50%			Lincare Holdings Inc (a)	20,933	977
Aecom Technology Corp (a)	36,305	1,092	Mednax Inc (a)	14,891	818
Granite Construction Inc	10,706	360	Psychiatric Solutions Inc (a)	17,923	577
KBR Inc	51,117	1,129	Universal Health Services Inc	30,892	1,147
Shaw Group Inc/The (a)	26,634	1,019	WellCare Health Plans Inc (a)	13,489	386
URS Corp (a)	26,760	1,374		$ 8,619
	$ 4,974		Home Builders - 1.22%
Entertainment - 0.72%			KB Home	23,567	437
Bally Technologies Inc (a)	17,591	811	MDC Holdings Inc	11,995	459
DreamWorks Animation SKG Inc (a)	24,123	957	NVR Inc (a)	1,948	1,399
International Speedway Corp	9,730	297	Ryland Group Inc	13,967	318
Scientific Games Corp (a)	20,690	305	Thor Industries Inc	12,459	445
	$ 2,370		Toll Brothers Inc (a)	44,706	1,009
Environmental Control - 0.50%				$ 4,067
Clean Harbors Inc (a)	7,275	461	Insurance - 4.39%
Mine Safety Appliances Co	9,626	283	American Financial Group Inc/OH	24,292	715
Waste Connections Inc (a)	25,061	897	Arthur J Gallagher & Co	32,646	857
	$ 1,641		Brown & Brown Inc	37,579	757
Food - 1.36%			Everest Re Group Ltd	18,896	1,448
Corn Products International Inc	23,922	861	Fidelity National Financial Inc	73,394	1,114
Flowers Foods Inc	24,542	647	First American Corp	32,968	1,140
Lancaster Colony Corp	6,199	341	Hanover Insurance Group Inc/The	14,315	645
Ralcorp Holdings Inc (a)	17,439	1,161	HCC Insurance Holdings Inc	36,506	993
Ruddick Corp	13,044	461	Horace Mann Educators Corp	12,492	215
Smithfield Foods Inc (a)	45,032	844	Mercury General Corp	11,344	510
Tootsie Roll Industries Inc	8,593	229	Old Republic International Corp	76,671	1,151
	$ 4,544		Protective Life Corp	27,263	656

See accompanying notes

309

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Oil & Gas - 3.92%
Reinsurance Group of America Inc	23,253 $	1,201	Atwood Oceanics Inc (a)	18,051 $	657
StanCorp Financial Group Inc	15,046	677	Bill Barrett Corp (a)	12,318	420
Transatlantic Holdings Inc	20,510	1,020	Cimarex Energy Co	26,707	1,818
Unitrin Inc	15,891	465	Comstock Resources Inc (a)	15,006	481
WR Berkley Corp	40,890	1,104	Forest Oil Corp (a)	35,814	1,049
	$ 14,668		Frontier Oil Corp	33,348	507
Internet - 1.73%			Mariner Energy Inc (a)	32,422	774
AOL Inc (a)	33,937	793	Newfield Exploration Co (a)	42,325	2,463
Digital River Inc (a)	12,313	344	Patterson-UTI Energy Inc	48,919	748
Equinix Inc (a)	12,543	1,262	Plains Exploration & Production Co (a)	44,406	1,302
F5 Networks Inc (a)	25,327	1,733	Pride International Inc (a)	55,930	1,696
NetFlix Inc (a)	13,472	1,331	Quicksilver Resources Inc (a)	37,714	523
ValueClick Inc (a)	26,608	274	Unit Corp (a)	12,886	616
	$ 5,737			$ 13,054
Investment Companies - 0.22%			Oil & Gas Services - 0.85%
Apollo Investment Corp	60,912	741	Exterran Holdings Inc (a)	19,915	581
			Helix Energy Solutions Group Inc (a)	29,242	426
Iron & Steel - 0.79%			Oceaneering International Inc (a)	17,495	1,146
Carpenter Technology Corp	14,009	550	Superior Energy Services Inc (a)	25,016	677
Reliance Steel & Aluminum Co	20,456	998		$ 2,830
Steel Dynamics Inc	68,914	1,083	Packaging & Containers - 1.15%
	$ 2,631		Greif Inc	10,951	648
Leisure Products & Services - 0.40%			Packaging Corp of America	32,819	811
Life Time Fitness Inc (a)	13,191	485	Silgan Holdings Inc	8,537	515
WMS Industries Inc (a)	16,748	838	Sonoco Products Co	31,937	1,058
	$ 1,323		Temple-Inland Inc	34,250	799
Lodging - 0.07%				$ 3,831
Boyd Gaming Corp (a)	17,560	223	Pharmaceuticals - 1.94%
			Endo Pharmaceuticals Holdings Inc (a)	37,362	818
Machinery - Construction & Mining - 1.32%			Medicis Pharmaceutical Corp	18,475	469
Bucyrus International Inc	25,761	1,623	NBTY Inc (a)	20,142	819
Joy Global Inc	32,791	1,863	Omnicare Inc	38,316	1,065
Terex Corp (a)	34,499	915	Perrigo Co	25,628	1,564
	$ 4,401		Valeant Pharmaceuticals International (a)	20,629	928
Machinery - Diversified - 1.38%			VCA Antech Inc (a)	27,229	775
AGCO Corp (a)	29,451	1,031		$ 6,438
Graco Inc	19,139	664	Publicly Traded Investment Fund - 0.87%
IDEX Corp	25,803	867	iShares S&P MidCap 400 Index Fund	35,315	2,901
Nordson Corp	10,746	772
Wabtec Corp/DE	15,169	722	Real Estate - 0.32%
Zebra Technologies Corp (a)	18,734	544	Jones Lang LaSalle Inc	13,357	1,054
	$ 4,600
Media - 0.54%			REITS - 6.88%
Factset Research Systems Inc	13,358	1,005	Alexandria Real Estate Equities Inc	14,108	999
John Wiley & Sons Inc	13,647	577	AMB Property Corp	52,562	1,464
Scholastic Corp	8,125	219	BRE Properties Inc	19,809	827
	$ 1,801		Camden Property Trust	20,443	990
Metal Fabrication & Hardware - 0.68%			Corporate Office Properties Trust SBI MD	18,599	752
Commercial Metals Co	35,962	535	Cousins Properties Inc	32,132	259
Timken Co	25,312	891	Duke Realty Corp	71,428	966
Valmont Industries Inc	6,364	530	Equity One Inc	11,192	217
Worthington Industries Inc	19,420	310	Essex Property Trust Inc	9,276	982
	$ 2,266		Federal Realty Investment Trust	19,514	1,510
Miscellaneous Manufacturing - 2.36%			Highwoods Properties Inc	22,733	727
Aptargroup Inc	21,612	930	Hospitality Properties Trust	39,303	1,041
Brink's Co/The	15,250	406	Liberty Property Trust	35,923	1,215
Carlisle Cos Inc	19,169	723	Macerich Co/The	40,791	1,824
Crane Co	14,923	536	Mack-Cali Realty Corp	25,226	867
Donaldson Co Inc	24,606	1,139	Nationwide Health Properties Inc	37,405	1,310
Federal Signal Corp	15,518	125	Omega Healthcare Investors Inc	28,269	566
Harsco Corp	25,585	792	Realty Income Corp	33,257	1,091
Matthews International Corp	9,670	339	Regency Centers Corp	25,982	1,067
Pentair Inc	31,327	1,133	Senior Housing Properties Trust	40,576	912
SPX Corp	15,869	1,109	SL Green Realty Corp	24,792	1,541
Trinity Industries Inc	25,229	628	UDR Inc	49,524	1,006
	$ 7,860		Weingarten Realty Investors	33,284	770
Office Furnishings - 0.25%				$ 22,903
Herman Miller Inc	17,818	378	Retail - 7.25%
			99 Cents Only Stores (a)	14,515	225
HNI Corp	14,365	446
	$ 824		Advance Auto Parts Inc	29,390	1,326

See accompanying notes

310

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Telecommunications (continued)
Aeropostale Inc (a)	31,568 $	917	Plantronics Inc	15,373 $	510
American Eagle Outfitters Inc	66,186	1,113	Polycom Inc (a)	26,805	873
AnnTaylor Stores Corp (a)	18,706	406	RF Micro Devices Inc (a)	85,503	481
Barnes & Noble Inc	12,619	278	Syniverse Holdings Inc (a)	22,103	444
BJ's Wholesale Club Inc (a)	17,738	679	Telephone & Data Systems Inc	29,347	1,017
Bob Evans Farms Inc	9,709	300	tw telecom inc (a)	47,835	851
Brinker International Inc	32,641	604			$ 7,221
Burger King Holdings Inc	29,299	618	Textiles - 0.34%
CarMax Inc (a)	70,992	1,744	Mohawk Industries Inc (a)	17,884	1,140
Cheesecake Factory Inc/The (a)	19,235	523
Chico's FAS Inc	56,696	844	Transportation - 1.94%
Chipotle Mexican Grill Inc (a)	10,053	1,356	Alexander & Baldwin Inc	13,074	465
Coldwater Creek Inc (a)	18,472	131	Con-way Inc	15,758	612
Collective Brands Inc (a)	20,424	479	JB Hunt Transport Services Inc	27,975	1,031
Copart Inc (a)	21,445	766	Kansas City Southern (a)	32,237	1,307
Dick's Sporting Goods Inc (a)	28,474	829	Kirby Corp (a)	17,142	722
Dollar Tree Inc (a)	28,116	1,707	Landstar System Inc	16,007	708
Dress Barn Inc (a)	19,015	526	Overseas Shipholding Group Inc	8,426	422
Foot Locker Inc	49,858	765	Tidewater Inc	16,475	883
Guess? Inc	18,539	850	Werner Enterprises Inc	13,998	314
J Crew Group Inc (a)	17,824	828			$ 6,464
MSC Industrial Direct Co	14,095	768	Trucking & Leasing - 0.14%
Panera Bread Co (a)	10,135	790	GATX Corp	14,685	479
PetSmart Inc	39,363	1,302
Phillips-Van Heusen Corp	18,073	1,139	Water - 0.24%
Regis Corp	18,195	348	Aqua America Inc	43,409	796
Saks Inc (a)	50,833	496
Wendy's/Arby's Group Inc	110,278	586	TOTAL COMMON STOCKS		$ 326,187
Williams-Sonoma Inc	33,822	974		Maturity
	$ 24,217			Amount
Savings & Loans - 1.44%			REPURCHASE AGREEMENTS - 1.74%	(000's)	Value (000's)
Astoria Financial Corp	26,197	423	Banks - 1.74%
First Niagara Financial Group Inc	66,565	925	Investment in Joint Trading Account; Bank of	$ 1,588	$ 1,588
New York Community Bancorp Inc	138,004	2,273	America Repurchase Agreement; 0.19%
NewAlliance Bancshares Inc	33,784	440	dated 04/30/10 maturing 05/03/10
Washington Federal Inc	35,820	737	(collateralized by US Treasury Notes;
	$ 4,798		$1,619,613; 0.00% - 4.63%; dated 06/25/10 -
Semiconductors - 2.76%			10/15/15)
Atmel Corp (a)	145,151	790	Investment in Joint Trading Account; Credit Suisse	1,033	1,032
Cree Inc (a)	33,821	2,476	Repurchase Agreement; 0.19% dated
Fairchild Semiconductor International Inc (a)	39,600	444	04/30/10 maturing 05/03/10 (collateralized by
Integrated Device Technology Inc (a)	52,800	349	Sovereign Agency Issues; $1,053,472; 0.00%
International Rectifier Corp (a)	22,640	521	- 5.50%; dated 03/03/10 - 10/05/29)
Intersil Corp	39,187	583	Investment in Joint Trading Account; Deutsche	1,588	1,588
Lam Research Corp (a)	40,749	1,652	Bank Repurchase Agreement; 0.18% dated
Rovi Corp (a)	33,189	1,294	04/30/10 maturing 05/03/10 (collateralized by
Semtech Corp (a)	19,642	357	Sovereign Agency Issues; $1,619,613; 1.13%
Silicon Laboratories Inc (a)	14,631	707	- 3.75%; dated 09/09/11 - 03/09/12)
	$ 9,173		Investment in Joint Trading Account; Morgan	1,588	1,588
Software - 2.64%			Stanley Repurchase Agreement; 0.18% dated
ACI Worldwide Inc (a)	10,835	203	04/30/10 maturing 05/03/10 (collateralized by
Acxiom Corp (a)	25,213	481	Sovereign Agency Issues; $1,619,613; 0.00%
Advent Software Inc (a)	4,989	226	- 5.85%; dated 03/03/10 - 02/19/25)
ANSYS Inc (a)	28,621	1,288			$ 5,796
Broadridge Financial Solutions Inc	42,932	1,022	TOTAL REPURCHASE AGREEMENTS		$ 5,796
Fair Isaac Corp	14,811	312	Total Investments		$ 331,983
Informatica Corp (a)	28,835	721	Other Assets in Excess of Liabilities, Net -
Mantech International Corp (a)	7,090	319	0.33%		$ 1,083
MSCI Inc (a)	33,444	1,159
Parametric Technology Corp (a)	37,323	694	TOTAL NET ASSETS - 100.00%		$ 333,066
Quest Software Inc (a)	19,940	350
Solera Holdings Inc	22,256	865	(a) Non-Income Producing Security
Sybase Inc (a)	26,239	1,138
	$ 8,778
Telecommunications - 2.15%
ADC Telecommunications Inc (a)	30,890	248
ADTRAN Inc	17,817	477
Ciena Corp (a)	29,489	545
Cincinnati Bell Inc (a)	64,069	216
CommScope Inc (a)	30,030	978
NeuStar Inc (a)	23,722	581
See accompanying notes			311

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 57,550
Unrealized Depreciation		(33,573)
Net Unrealized Appreciation (Depreciation)		$ 23,977
Cost for federal income tax purposes		$ 308,006
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		20 .84%
Consumer, Non-cyclical		20 .00%
Industrial		17 .43%
Consumer, Cyclical		13 .00%
Technology		7 .24%
Utilities		5 .93%
Energy		5 .33%
Communications		4 .66%
Basic Materials		4 .37%
Exchange Traded Funds		0 .87%
Other Assets in Excess of Liabilities, Net		0 .33%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1 .92%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; June 2010	Long	78	$ 6,488	$ 6,409	$ (79)
$ (79)

All dollar amounts are shown in thousands (000's)

See accompanying notes

312

Schedule of Investments MidCap Value Fund I

April 30, 2010 (unaudited)

COMMON STOCKS - 95.76%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.25%			Biotechnology (continued)
Interpublic Group of Cos Inc (a)	285,246 $	2,542	Biogen Idec Inc (a)	150,690 $	8,024
Lamar Advertising Co (a)	30,556	1,137	Life Technologies Corp (a)	25,058	1,371
	$ 3,679			$ 10,180
Aerospace & Defense - 0.53%			Building Materials - 0.24%
BE Aerospace Inc (a)	128,580	3,820	Masco Corp	75,389	1,224
L-3 Communications Holdings Inc	38,082	3,563	Owens Corning Inc (a)	67,711	2,355
Spirit Aerosystems Holdings Inc (a)	18,282	406		$ 3,579
	$ 7,789		Chemicals - 2.62%
Agriculture - 0.45%			Airgas Inc	14,178	900
Bunge Ltd	64,252	3,402	Albemarle Corp	13,289	607
Lorillard Inc	31,337	2,456	Ashland Inc	34,373	2,047
Reynolds American Inc	15,664	837	Cabot Corp	59,596	1,940
	$ 6,695		Celanese Corp	179,430	5,740
Airlines - 0.47%			CF Industries Holdings Inc	49,001	4,100
AMR Corp (a)	104,900	774	Cytec Industries Inc	65,779	3,161
Continental Airlines Inc (a)	78,725	1,759	Eastman Chemical Co	35,815	2,396
JetBlue Airways Corp (a)	458,300	2,562	FMC Corp	62,591	3,983
Southwest Airlines Co	140,506	1,852	Huntsman Corp	153,058	1,746
	$ 6,947		International Flavors & Fragrances Inc	15,992	801
Apparel - 0.35%			Lubrizol Corp	2,199	199
Hanesbrands Inc (a)	87,565	2,493	PPG Industries Inc	48,526	3,415
Polo Ralph Lauren Corp	793	71	RPM International Inc	128,358	2,834
VF Corp	29,495	2,549	Sherwin-Williams Co/The	38,387	2,997
	$ 5,113		Valspar Corp	58,499	1,832
Automobile Manufacturers - 0.36%				$ 38,698
Navistar International Corp (a)	79,478	3,842	Coal - 0.13%
Oshkosh Corp (a)	37,470	1,447	Arch Coal Inc	53,672	1,449
	$ 5,289		Massey Energy Co	11,953	438
Automobile Parts & Equipment - 0.63%				$ 1,887
Autoliv Inc (a)	55,095	3,016	Commercial Services - 1.48%
TRW Automotive Holdings Corp (a)	196,019	6,314	Career Education Corp (a)	1,345	40
	$ 9,330		Convergys Corp (a)	100,179	1,266
			Corrections Corp of America (a)	26,214	543
Banks - 5.36%			Education Management Corp (a)	2,184	48
Associated Banc-Corp	161,401	2,345
BancorpSouth Inc	39,688	879	Equifax Inc	195,899	6,582
			Genpact Ltd (a)	27,696	468
Bank of Hawaii Corp	54,853	2,900	Hertz Global Holdings Inc (a)	75,100	1,086
BB&T Corp	18,300	608
BOK Financial Corp	3,351	182	Hillenbrand Inc	43,515	1,070
City National Corp/CA	11,066	689	Interactive Data Corp	4,978	167
			KAR Auction Services Inc (a)	2,630	41
Comerica Inc	266,929	11,211
Commerce Bancshares Inc	29,308	1,214	Manpower Inc	19,023	1,067
			Morningstar Inc (a)	11,839	556
Cullen/Frost Bankers Inc	38,482	2,284
Fifth Third Bancorp	810,369	12,082	Pharmaceutical Product Development Inc	17,931	493
			Quanta Services Inc (a)	36,117	727
First Citizens BancShares Inc/NC	1,547	319
First Horizon National Corp (a)	383,576	5,428	RR Donnelley & Sons Co	57,489	1,235
			SAIC Inc (a)	26,442	460
Fulton Financial Corp	45,109	474
Huntington Bancshares Inc/OH	194,509	1,317	Service Corp International/US	164,965	1,481
KeyCorp	377,001	3,401	Total System Services Inc	11,600	186
			Verisk Analytics Inc (a)	6,314	177
M&T Bank Corp	79,719	6,963
Marshall & Ilsley Corp	405,526	3,691	Washington Post Co/The	6,287	3,188
PNC Financial Services Group Inc	11,800	793	Weight Watchers International Inc	45,108	1,199
Regions Financial Corp	544,994	4,818		$ 22,080
State Street Corp	16,538	719	Computers - 0.59%
SunTrust Banks Inc	466,292	13,802	Brocade Communications Systems Inc (a)	215,542	1,399
Synovus Financial Corp	243,600	733	Cadence Design Systems Inc (a)	82,600	616
TCF Financial Corp	36,443	679	Computer Sciences Corp	43,995	2,305
Valley National Bancorp	25,800	419	Diebold Inc	20,466	642
Whitney Holding Corp/LA	18,600	255	DST Systems Inc	11,693	496
Zions Bancorporation	35,424	1,018	Lexmark International Inc (a)	13,691	507
	$ 79,223		NCR Corp (a)	49,517	651
			SanDisk Corp (a)	20,961	836
Beverages - 0.86%			Seagate Technology (a)	12,497	230
Brown-Forman Corp	3,913	228	Synopsys Inc (a)	13,809	314
Coca-Cola Enterprises Inc	59,905	1,661	Teradata Corp (a)	19,132	556
Constellation Brands Inc (a)	127,250	2,325	Western Digital Corp (a)	5,669	233
Dr Pepper Snapple Group Inc	93,301	3,054
Green Mountain Coffee Roasters Inc (a)	4,600	334		$ 8,785
Molson Coors Brewing Co	117,128	5,196	Consumer Products - 0.55%
	$ 12,798		Avery Dennison Corp	14,140	552
Biotechnology - 0.69%			Clorox Co	4,035	261
Alexion Pharmaceuticals Inc (a)	14,300	785	Fortune Brands Inc	94,113	4,933

See accompanying notes

313

Schedule of Investments
MidCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electrical Components & Equipment - 0.27%
Jarden Corp	71,259 $	2,289	Energizer Holdings Inc (a)	2,881 $	176
	$ 8,035		General Cable Corp (a)	13,340	381
Cosmetics & Personal Care - 0.11%			Hubbell Inc	38,388	1,784
Alberto-Culver Co	3,258	94	Molex Inc	75,208	1,685
Avon Products Inc	49,589	1,603		$ 4,026
	$ 1,697		Electronics - 0.90%
Distribution & Wholesale - 0.57%			Amphenol Corp	109,918	5,079
Fastenal Co	34,913	1,909	Arrow Electronics Inc (a)	49,870	1,521
Fossil Inc (a)	84,670	3,294	Avnet Inc (a)	30,848	987
Genuine Parts Co	28,542	1,222	AVX Corp	9,595	148
Ingram Micro Inc (a)	99,856	1,813	Garmin Ltd	5,232	196
WESCO International Inc (a)	5,146	209	Jabil Circuit Inc	24,202	371
	$ 8,447		PerkinElmer Inc	38,075	954
Diversified Financial Services - 3.33%			Tech Data Corp (a)	55,142	2,365
AmeriCredit Corp (a)	16,074	385	Thomas & Betts Corp (a)	9,224	387
Ameriprise Financial Inc	95,174	4,412	Vishay Intertechnology Inc (a)	127,582	1,328
BlackRock Inc	4,200	773		$ 13,336
Discover Financial Services	277,023	4,283	Energy - Alternate Sources - 0.04%
E*Trade Financial Corp (a)	394,987	663	Covanta Holding Corp (a)	33,135	579
Federated Investors Inc	1,473	36
Franklin Resources Inc	5,471	633	Engineering & Contruction - 0.43%
Invesco Ltd	886,808	20,387	Fluor Corp	53,370	2,820
Jefferies Group Inc	13,732	374	KBR Inc	92,005	2,031
Lazard Ltd	90	3	Shaw Group Inc/The (a)	4,014	154
Legg Mason Inc	50,454	1,599	URS Corp (a)	27,166	1,395
NASDAQ OMX Group Inc/The (a)	19,342	406		$ 6,400
NYSE Euronext	97,804	3,192	Entertainment - 0.52%
Raymond James Financial Inc	36,794	1,128	DreamWorks Animation SKG Inc (a)	27,758	1,102
SLM Corp (a)	762,081	9,328	International Game Technology	38,587	813
TD Ameritrade Holding Corp (a)	57,900	1,159	International Speedway Corp	20,967	641
Waddell & Reed Financial Inc	14,373	533	Madison Square Garden Inc (a)	26,025	540
	$ 49,294		Penn National Gaming Inc (a)	130,310	4,034
Electric - 7.34%			Regal Entertainment Group	32,510	555
AES Corp/The (a)	33,223	383		$ 7,685
Allegheny Energy Inc	19,200	418	Environmental Control - 0.44%
Alliant Energy Corp	149,872	5,126	Nalco Holding Co	14,834	367
Ameren Corp	190,412	4,943	Republic Services Inc	195,994	6,081
American Electric Power Co Inc	135,668	4,653	Waste Connections Inc (a)	5,469	196
Calpine Corp (a)	55,900	762		$ 6,644
CMS Energy Corp	535,269	8,703	Food - 2.77%
Consolidated Edison Inc	111,727	5,050	Campbell Soup Co	16,230	582
Constellation Energy Group Inc	7,305	258	ConAgra Foods Inc	214,239	5,243
DPL Inc	164,967	4,649	Corn Products International Inc	39,198	1,411
DTE Energy Co	28,991	1,397	Dean Foods Co (a)	83,292	1,308
Duke Energy Corp	67,060	1,125	Del Monte Foods Co	143,194	2,139
Dynegy Inc (a)	1,922,874	2,557	Hershey Co/The	11,957	562
Edison International	293,207	10,077	HJ Heinz Co	11,128	521
FirstEnergy Corp	76,276	2,889	Hormel Foods Corp	96,218	3,922
Great Plains Energy Inc	214,420	4,145	JM Smucker Co/The	88,541	5,407
Hawaiian Electric Industries Inc	45,202	1,055	Kellogg Co	22,003	1,209
Integrys Energy Group Inc	10,542	523	McCormick & Co Inc/MD	23,207	918
MDU Resources Group Inc	33,967	720	Ralcorp Holdings Inc (a)	10,530	701
Mirant Corp (a)	36,169	422	Safeway Inc	356,438	8,412
Northeast Utilities	152,518	4,239	Sara Lee Corp	289,831	4,121
NRG Energy Inc (a)	46,929	1,134	Smithfield Foods Inc (a)	76,949	1,442
NSTAR	16,478	603	SUPERVALU Inc	128,543	1,915
NV Energy Inc	496,180	6,197	Tyson Foods Inc	56,172	1,100
OGE Energy Corp	50,736	2,100	Whole Foods Market Inc (a)	5,487	214
Pepco Holdings Inc	169,749	2,841		$ 41,127
Pinnacle West Capital Corp	96,148	3,591	Forest Products & Paper - 1.70%
PPL Corp	170,236	4,215	International Paper Co	419,932	11,229
Progress Energy Inc	108,885	4,346	MeadWestvaco Corp	113,233	3,077
RRI Energy Inc (a)	353,995	1,441	Plum Creek Timber Co Inc	77,931	3,102
SCANA Corp	131,563	5,194	Rayonier Inc	51,050	2,500
TECO Energy Inc	111,271	1,884	Weyerhaeuser Co	105,242	5,211
Westar Energy Inc	148,124	3,509		$ 25,119
Wisconsin Energy Corp	46,331	2,433	Gas - 1.07%
Xcel Energy Inc	225,441	4,903	AGL Resources Inc	38,524	1,522
	$ 108,485		Atmos Energy Corp	39,778	1,177
			CenterPoint Energy Inc	16,020	230

See accompanying notes

314

Schedule of Investments
MidCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Gas (continued)			Insurance (continued)
Energen Corp	12,684 $	620	Axis Capital Holdings Ltd	53,477 $	1,667
National Fuel Gas Co	12,520	651	Brown & Brown Inc	7,940	160
NiSource Inc	273,148	4,452	Cincinnati Financial Corp	162,835	4,625
Sempra Energy	63,068	3,102	CNA Financial Corp (a)	27,931	785
Southern Union Co	87,979	2,298	Endurance Specialty Holdings Ltd	46,345	1,708
UGI Corp	64,154	1,764	Everest Re Group Ltd	105,356	8,075
	$ 15,816		Fidelity National Financial Inc	76,567	1,162
Hand & Machine Tools - 0.57%			First American Corp	70,669	2,444
Kennametal Inc	25,902	851	Genworth Financial Inc (a)	609,093	10,063
Lincoln Electric Holdings Inc	10,919	655	Hanover Insurance Group Inc/The	23,951	1,079
Snap-On Inc	92,653	4,464	Hartford Financial Services Group Inc	601,038	17,171
Stanley Black & Decker Inc	40,581	2,522	HCC Insurance Holdings Inc	62,709	1,705
	$ 8,492		Lincoln National Corp	215,550	6,594
Healthcare - Products - 1.48%			Loews Corp	14,140	527
Cooper Cos Inc/The	45,156	1,756	Markel Corp (a)	1,512	579
CR Bard Inc	71,776	6,211	Marsh & McLennan Cos Inc	491,584	11,906
DENTSPLY International Inc	26,441	969	Mercury General Corp	16,460	740
Hill-Rom Holdings Inc	53,326	1,691	Old Republic International Corp	76,464	1,148
Hologic Inc (a)	242,791	4,339	OneBeacon Insurance Group Ltd	5,956	97
IDEXX Laboratories Inc (a)	16,682	1,104	PartnerRe Ltd	40,324	3,128
Inverness Medical Innovations Inc (a)	37,538	1,493	Progressive Corp/The	437,532	8,789
Kinetic Concepts Inc (a)	64,114	2,776	Protective Life Corp	52,396	1,261
Patterson Cos Inc	26,901	860	Prudential Financial Inc	13,000	826
Techne Corp	6,926	459	Reinsurance Group of America Inc	36,259	1,872
Teleflex Inc	5,868	360	RenaissanceRe Holdings Ltd	32,230	1,804
	$ 22,018		StanCorp Financial Group Inc	36,043	1,620
Healthcare - Services - 1.29%			Symetra Financial Corp	5,817	79
Aetna Inc	228,992	6,767	Torchmark Corp	49,642	2,658
CIGNA Corp	75,878	2,432	Transatlantic Holdings Inc	7,005	348
Community Health Systems Inc (a)	55,942	2,286	Unitrin Inc	66,068	1,932
Coventry Health Care Inc (a)	52,740	1,252	Unum Group	217,234	5,316
DaVita Inc (a)	1,869	117	Validus Holdings Ltd	20,687	529
Health Management Associates Inc (a)	29,284	273	Wesco Financial Corp	344	130
Health Net Inc (a)	54,029	1,190	White Mountains Insurance Group Ltd	1,204	414
Humana Inc (a)	18,874	863	WR Berkley Corp	459,877	12,417
LifePoint Hospitals Inc (a)	27,407	1,046	XL Capital Ltd	574,860	10,232
Lincare Holdings Inc (a)	3,375	158		$ 136,515
Mednax Inc (a)	15,396	846	Internet - 1.53%
Tenet Healthcare Corp (a)	38,992	244	Equinix Inc (a)	24,138	2,430
Universal Health Services Inc	43,314	1,608	Expedia Inc	4,299	102
	$ 19,082		F5 Networks Inc (a)	10,000	684
Holding Companies - Diversified - 0.05%			IAC/InterActiveCorp (a)	350,274	7,853
Leucadia National Corp (a)	27,470	695	Liberty Media Corp - Interactive (a)	740,189	11,376
			VeriSign Inc (a)	3,600	98
Home Builders - 1.12%				$ 22,543
DR Horton Inc	150,154	2,205	Iron & Steel - 1.51%
KB Home	33,600	623	AK Steel Holding Corp	88,030	1,474
Lennar Corp	155,003	3,085	Allegheny Technologies Inc	44,213	2,364
MDC Holdings Inc	16,200	620	Carpenter Technology Corp	28,424	1,116
NVR Inc (a)	9,675	6,947	Cliffs Natural Resources Inc	87,941	5,499
Pulte Group Inc (a)	186,165	2,437	Reliance Steel & Aluminum Co	11,667	570
Thor Industries Inc	4,060	145	Schnitzer Steel Industries Inc	6,725	363
Toll Brothers Inc (a)	20,996	474	Steel Dynamics Inc	227,059	3,567
	$ 16,536		United States Steel Corp	135,445	7,404
Home Furnishings - 0.34%				$ 22,357
Harman International Industries Inc (a)	11,800	466	Leisure Products & Services - 0.96%
Whirlpool Corp	41,916	4,563	Harley-Davidson Inc	345,620	11,692
	$ 5,029		Royal Caribbean Cruises Ltd (a)	68,663	2,461
Housewares - 0.68%				$ 14,153
Newell Rubbermaid Inc	585,711	9,998	Lodging - 0.79%
			Choice Hotels International Inc	5,329	193
Insurance - 9.23%			Las Vegas Sands Corp (a)	74,300	1,847
Allied World Assurance Co Holdings Ltd	19,464	848	Marriott International Inc/DE	28,383	1,043
American Financial Group Inc/OH	81,342	2,394	MGM Mirage (a)	28,100	447
American International Group Inc (a)	11,587	451	Starwood Hotels & Resorts Worldwide Inc	88,303	4,814
Aon Corp	51,646	2,193	Wyndham Worldwide Corp	57,321	1,537
Arch Capital Group Ltd (a)	29,955	2,264	Wynn Resorts Ltd	20,729	1,829
Arthur J Gallagher & Co	1,879	49		$ 11,710
Aspen Insurance Holdings Ltd	21,300	575	Machinery - Construction & Mining - 0.70%
Assurant Inc	59,050	2,151	Bucyrus International Inc	53,727	3,385

See accompanying notes

315

Schedule of Investments MidCap Value Fund I

April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Machinery - Construction & Mining (continued)			Oil & Gas (continued)
Caterpillar Inc	50,200 $	3,418	Continental Resources Inc/OK (a)	14,767 $	726
Joy Global Inc	27,677	1,573	Denbury Resources Inc (a)	91,570	1,753
Terex Corp (a)	73,773	1,956	Forest Oil Corp (a)	227,690	6,671
	$ 10,332		Frontier Oil Corp	6,100	93
Machinery - Diversified - 1.06%			Helmerich & Payne Inc	28,590	1,162
AGCO Corp (a)	53,180	1,862	Hercules Offshore Inc (a)	138,387	548
Cummins Inc	114,737	8,287	Holly Corp	29,300	791
Deere & Co	12,800	766	Murphy Oil Corp	82,770	4,979
Gardner Denver Inc	13,336	671	Nabors Industries Ltd (a)	137,178	2,959
Graco Inc	8,369	290	Newfield Exploration Co (a)	320,311	18,640
IDEX Corp	8,500	286	Noble Energy Inc	46,928	3,585
Manitowoc Co Inc/The	33,487	469	Patterson-UTI Energy Inc	118,187	1,807
Rockwell Automation Inc	45,836	2,783	Pioneer Natural Resources Co	44,142	2,830
Roper Industries Inc	3,301	201	Pride International Inc (a)	16,942	514
	$ 15,615		Questar Corp	128,370	6,156
Media - 3.21%			Quicksilver Resources Inc (a)	28,657	398
Cablevision Systems Corp	162,897	4,470	Range Resources Corp	215,244	10,280
CBS Corp	1,075,889	17,440	Rowan Cos Inc (a)	46,884	1,397
Central European Media Enterprises Ltd (a)	10,460	356	SandRidge Energy Inc (a)	72,400	544
Discovery Communications Inc - C Shares (a)	36,926	1,233	St Mary Land & Exploration Co	29,464	1,185
DISH Network Corp	588,874	13,043	Sunoco Inc	37,805	1,239
Gannett Co Inc	110,113	1,874	Tesoro Corp	190,859	2,510
Liberty Global Inc - A Shares (a)	150,999	4,139	Unit Corp (a)	14,417	688
Liberty Media Corp - Capital Series A (a)	26,781	1,185	Whiting Petroleum Corp (a)	143,048	12,922
Meredith Corp	19,437	698		$ 92,452
New York Times Co/The (a)	47,430	471	Oil & Gas Services - 1.85%
News Corp - Class A	37,600	580	Baker Hughes Inc	64,476	3,209
Scripps Networks Interactive	41,975	1,903	Cameron International Corp (a)	4,944	195
Viacom Inc (a)	5,780	204	Dril-Quip Inc (a)	105,641	6,120
	$ 47,596		Exterran Holdings Inc (a)	113,151	3,298
Metal Fabrication & Hardware - 0.26%			Helix Energy Solutions Group Inc (a)	75,028	1,094
Commercial Metals Co	151,825	2,259	Key Energy Services Inc (a)	248,320	2,697
Timken Co	47,069	1,656	Oceaneering International Inc (a)	44,320	2,903
	$ 3,915		Oil States International Inc (a)	12,736	615
			SEACOR Holdings Inc (a)	5,808	489
Mining - 0.71%
Century Aluminum Co (a)	12,109	163	Smith International Inc	18,348	876
			Superior Energy Services Inc (a)	45,345	1,227
Compass Minerals International Inc	5,000	376	Weatherford International Ltd (a)	253,500	4,591
Southern Copper Corp	36,200	1,107
Titanium Metals Corp (a)	71,390	1,101		$ 27,314
Vulcan Materials Co	138,852	7,954	Packaging & Containers - 0.96%
	$ 10,701		Ball Corp	8,449	450
Miscellaneous Manufacturing - 3.85%			Bemis Co Inc	67,353	2,048
3M Co	13,028	1,155	Greif Inc	42,335	2,505
			Owens-Illinois Inc (a)	7,867	279
Aptargroup Inc	30,431	1,310
Brink's Co/The	37,192	990	Packaging Corp of America	78,088	1,932
			Pactiv Corp (a)	130,180	3,308
Carlisle Cos Inc	11,470	433
Cooper Industries PLC	79,146	3,886	Sealed Air Corp	29,413	632
Crane Co	27,260	980	Sonoco Products Co	44,133	1,462
Dover Corp	9,379	490	Temple-Inland Inc	68,651	1,601
Eastman Kodak Co (a)	245,571	1,503		$ 14,217
Eaton Corp	206,824	15,959	Pharmaceuticals - 1.01%
Harsco Corp	5,568	172	Allergan Inc/United States	16,951	1,080
Ingersoll-Rand PLC	15,213	563	AmerisourceBergen Corp	9,076	280
ITT Corp	28,309	1,573	Endo Pharmaceuticals Holdings Inc (a)	46,666	1,022
Leggett & Platt Inc	109,060	2,675	Forest Laboratories Inc (a)	113,857	3,103
Parker Hannifin Corp	151,164	10,458	Herbalife Ltd	32,560	1,571
Pentair Inc	125,580	4,541	King Pharmaceuticals Inc (a)	122,842	1,204
SPX Corp	18,557	1,297	Mead Johnson Nutrition Co	28,444	1,468
Textron Inc	298,453	6,816	Mylan Inc/PA (a)	55,323	1,219
Trinity Industries Inc	88,908	2,213	NBTY Inc (a)	68,258	2,777
	$ 57,014		Omnicare Inc	17,586	489
			Watson Pharmaceuticals Inc (a)	18,529	793
Office & Business Equipment - 0.35%
Pitney Bowes Inc	35,630	905		$ 15,006
Xerox Corp	391,811	4,271	Pipelines - 0.74%
	$ 5,176		El Paso Corp	136,350	1,650
Oil & Gas - 6.25%			Oneok Inc	18,628	915
Atwood Oceanics Inc (a)	2,097	76	Spectra Energy Corp	340,223	7,941
Cabot Oil & Gas Corp	15,991	578	Williams Cos Inc	20,544	485
Cimarex Energy Co	15,253	1,038		$ 10,991
Concho Resources Inc/Midland TX (a)	112,334	6,383

See accompanying notes

316

Schedule of Investments
MidCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate - 0.07%			Savings & Loans (continued)
Jones Lang LaSalle Inc	12,444 $	982	People's United Financial Inc	160,511 $	2,493
			TFS Financial Corp	18,827	266
REITS - 7.96%			Washington Federal Inc	28,833	593
Alexandria Real Estate Equities Inc	113,001	8,002		$ 11,811
AMB Property Corp	71,988	2,005	Semiconductors - 1.59%
Annaly Capital Management Inc	613,935	10,406	Advanced Micro Devices Inc (a)	46,329	420
Apartment Investment & Management Co	30,082	674	Atmel Corp (a)	115,812	630
AvalonBay Communities Inc	74,339	7,734	Cypress Semiconductor Corp (a)	95,400	1,230
Boston Properties Inc	117,371	9,255	Fairchild Semiconductor International Inc (a)	63,178	710
Brandywine Realty Trust	33,026	421	Integrated Device Technology Inc (a)	174,818	1,155
BRE Properties Inc	13,401	560	Intersil Corp	132,219	1,967
Camden Property Trust	36,658	1,775	KLA-Tencor Corp	60,506	2,061
Chimera Investment Corp	419,120	1,706	LSI Corp (a)	113,313	682
Corporate Office Properties Trust SBI MD	14,737	596	Marvell Technology Group Ltd (a)	13,228	273
Digital Realty Trust Inc	121,110	7,109	Microchip Technology Inc	4,132	121
Douglas Emmett Inc	332,035	5,559	Micron Technology Inc (a)	287,213	2,685
Duke Realty Corp	113,872	1,541	National Semiconductor Corp	51,489	761
Equity Residential	181,327	8,209	ON Semiconductor Corp (a)	838,425	6,657
Essex Property Trust Inc	32,946	3,486	PMC - Sierra Inc (a)	57,216	506
Federal Realty Investment Trust	7,934	614	Rovi Corp (a)	8,003	312
HCP Inc	49,700	1,597	Teradyne Inc (a)	276,267	3,379
Health Care REIT Inc	58,560	2,631		$ 23,549
Hospitality Properties Trust	103,567	2,744	Software - 0.71%
Host Hotels & Resorts Inc	627,650	10,205	Allscripts-Misys Healthcare Solutions Inc (a)	78,700	1,587
HRPT Properties Trust	200,159	1,569	BMC Software Inc (a)	105,320	4,145
Kimco Realty Corp	206,626	3,221	Broadridge Financial Solutions Inc	13,657	325
Liberty Property Trust	64,260	2,172	CA Inc	23,003	525
Macerich Co/The	58,489	2,615	Compuware Corp (a)	47,770	411
Mack-Cali Realty Corp	57,805	1,986	Fidelity National Information Services Inc	19,451	512
Nationwide Health Properties Inc	17,663	619	Parametric Technology Corp (a)	147,418	2,741
ProLogis	194,362	2,560		$ 10,246
Realty Income Corp	20,471	671	Telecommunications - 3.70%
Regency Centers Corp	36,409	1,495	Amdocs Ltd (a)	48,937	1,563
Senior Housing Properties Trust	65,716	1,477	CenturyTel Inc	204,113	6,963
SL Green Realty Corp	39,566	2,460	Clearwire Corp (a)	493,560	3,810
Taubman Centers Inc	24,145	1,047	CommScope Inc (a)	242,112	7,888
UDR Inc	29,526	600	Crown Castle International Corp (a)	29,784	1,127
Ventas Inc	30,713	1,450	EchoStar Holding Corp (a)	45,289	870
Vornado Realty Trust	71,344	5,948	Frontier Communications Corp	647,069	5,151
Weingarten Realty Investors	40,234	930	Harris Corp	7,378	380
	$ 117,649		JDS Uniphase Corp (a)	38,500	500
Retail - 3.36%			Leap Wireless International Inc (a)	39,730	728
Abercrombie & Fitch Co	124,075	5,426	Level 3 Communications Inc (a)	1,100,419	1,716
AutoNation Inc (a)	16,885	341	MetroPCS Communications Inc (a)	40,229	307
Barnes & Noble Inc	58,494	1,289	Motorola Inc (a)	86,900	615
Big Lots Inc (a)	13,142	502	NII Holdings Inc (a)	31,183	1,323
BJ's Wholesale Club Inc (a)	103,122	3,947	Qwest Communications International Inc	1,517,962	7,939
CarMax Inc (a)	16,424	404	Sprint Nextel Corp (a)	1,977,816	8,406
Chico's FAS Inc	21,239	316	Telephone & Data Systems Inc	17,716	614
Dollar General Corp (a)	2,688	77	Tellabs Inc	96,504	876
Foot Locker Inc	126,614	1,944	Virgin Media Inc	193,518	3,404
GameStop Corp (a)	4,955	121	Windstream Corp	50,191	554
Guess? Inc	143,410	6,578		$ 54,734
JC Penney Co Inc	304,742	8,889	Textiles - 0.23%
Ltd Brands Inc	77,383	2,074	Cintas Corp	18,601	507
Macy's Inc	227,001	5,266	Mohawk Industries Inc (a)	47,508	3,028
Office Depot Inc (a)	263,827	1,810
Penske Auto Group Inc (a)	91,474	1,370		$ 3,535
			Toys, Games & Hobbies - 0.15%
Phillips-Van Heusen Corp	4,673	294	Hasbro Inc	34,486	1,323
RadioShack Corp	90,531	1,951	Mattel Inc	38,630	890
Rite Aid Corp (a)	551,723	817
Sears Holdings Corp (a)	8,910	1,078		$ 2,213
Signet Jewelers Ltd (a)	24,368	780	Transportation - 1.45%
Tiffany & Co	2,601	126	Alexander & Baldwin Inc	4,462	159
Wendy's/Arby's Group Inc	280,900	1,492	CSX Corp	11,600	650
			Frontline Ltd/Bermuda	29,576	1,079
Williams-Sonoma Inc	99,617	2,869	Kansas City Southern (a)	120,310	4,878
	$ 49,761		Norfolk Southern Corp	6,500	386
Savings & Loans - 0.80%			Overseas Shipholding Group Inc	66,109	3,310
First Niagara Financial Group Inc	35,054	487	Ryder System Inc	126,575	5,889
Hudson City Bancorp Inc	262,755	3,495	Teekay Corp	109,891	2,753
New York Community Bancorp Inc	271,808	4,477

See accompanying notes

317

Schedule of Investments MidCap Value Fund I

April 30, 2010 (unaudited)

Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector		Percent
			Financial		30 .54%
Transportation (continued)			Industrial		11 .69%
Tidewater Inc	43,790 $	2,347	Consumer, Cyclical		10 .66%
UTI Worldwide Inc	1,977	31	Consumer, Non-cyclical		10 .56%
		$ 21,482	Energy		9 .01%
Trucking & Leasing - 0.03%			Communications		8 .69%
GATX Corp	11,669	381	Utilities		8 .57%
			Basic Materials		6 .54%
Water - 0.16%			Technology		3 .24%
American Water Works Co Inc	91,700	1,997	Diversified		0 .05%
Aqua America Inc	20,926	384	Other Assets in Excess of Liabilities, Net		0 .45%
		$ 2,381	TOTAL NET ASSETS		100.00%
TOTAL COMMON STOCKS		$ 1,416,943

	Maturity		Other Assets Summary (unaudited)
	Amount		Asset Type		Percent
REPURCHASE AGREEMENTS - 3.79%	(000's)	Value (000's)
Banks - 3.79%			Futures		4 .19%
Investment in Joint Trading Account; Bank of	$ 15,368	$ 15,369
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$15,675,595; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	9,996	9,996
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $10,196,145;
0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	15,368	15,368
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $15,675,595;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	15,368	15,368
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $15,675,596;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
$ 56,101
TOTAL REPURCHASE AGREEMENTS		$ 56,101
Total Investments		$ 1,473,044
Other Assets in Excess of Liabilities, Net -
0.45%		$ 6,604
TOTAL NET ASSETS - 100.00%		$ 1,479,648

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 278,666
Unrealized Depreciation		(33,141)
Net Unrealized Appreciation (Depreciation)		$ 245,525
Cost for federal income tax purposes		$ 1,227,519
All dollar amounts are shown in thousands (000's)

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; June 2010	Long	755	$ 60,230 $	62,031	$ 1,801
$ 1,801

All dollar amounts are shown in thousands (000's)

See accompanying notes

318

Schedule of Investments
MidCap Value Fund III
April 30, 2010 (unaudited)

COMMON STOCKS - 99.61%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.91%			Electrical Components & Equipment - 1.36%
Interpublic Group of Cos Inc (a)	36,933 $	329	Energizer Holdings Inc (a)	11,668 $	713
Omnicom Group Inc	13,395	571	Hubbell Inc	3,813	177
	$ 900		Molex Inc	20,400	457
Aerospace & Defense - 2.53%				$ 1,347
Goodrich Corp	18,700	1,387	Electronics - 0.40%
L-3 Communications Holdings Inc	11,900	1,113	Garmin Ltd	10,572	395
	$ 2,500
Agriculture - 1.54%			Engineering & Contruction - 1.41%
Lorillard Inc	9,479	743	Jacobs Engineering Group Inc (a)	6,300	304
Reynolds American Inc	14,600	780	URS Corp (a)	21,226	1,090
	$ 1,523			$ 1,394
Airlines - 0.44%			Entertainment - 1.26%
Southwest Airlines Co	33,310	439	International Game Technology	58,900	1,242

Apparel - 1.24%			Food - 3.23%
Hanesbrands Inc (a)	43,200	1,230	Del Monte Foods Co	55,252	825
			Hormel Foods Corp	7,670	313
Automobile Manufacturers - 0.50%			Sara Lee Corp	28,900	411
Oshkosh Corp (a)	12,927	499	Sysco Corp	22,100	697
			Tyson Foods Inc	48,359	947
Banks - 6.94%				$ 3,193
Bank of Hawaii Corp	8,192	433	Forest Products & Paper - 0.99%
Capital One Financial Corp	29,500	1,281	International Paper Co (b)	36,459	975
Comerica Inc	19,360	813
Commerce Bancshares Inc	9,988	414	Gas - 2.62%
Fifth Third Bancorp	123,207	1,837	CenterPoint Energy Inc	69,200	994
M&T Bank Corp	7,422	648	Energen Corp	17,521	856
PNC Financial Services Group Inc	21,400	1,438	Nicor Inc	8,287	361
	$ 6,864		Southern Union Co	14,392	376
Chemicals - 1.74%				$ 2,587
Ashland Inc	12,223	728	Hand & Machine Tools - 1.32%
Huntsman Corp	29,509	337	Stanley Black & Decker Inc	21,000	1,305
Lubrizol Corp	7,238	654
	$ 1,719		Healthcare - Products - 0.86%
Coal - 0.67%			CareFusion Corp (a)	20,659	570
Walter Energy Inc	8,240	666	Hologic Inc (a)	15,565	278
				$ 848
Commercial Services - 2.20%			Healthcare - Services - 3.70%
Alliance Data Systems Corp (a)	16,000	1,201	CIGNA Corp	28,700	920
Corrections Corp of America (a)	11,400	236	Coventry Health Care Inc (a)	49,700	1,180
Service Corp International/US	80,974	727	Healthsouth Corp (a)	14,723	301
	$ 2,164		Humana Inc (a)	8,238	377
Computers - 2.95%			Quest Diagnostics Inc	15,400	880
Brocade Communications Systems Inc (a)	69,486	451		$ 3,658
Computer Sciences Corp	33,512	1,756	Home Builders - 0.78%
Teradata Corp (a)	24,205	704	DR Horton Inc	18,602	273
	$ 2,911		Lennar Corp	25,024	498
Consumer Products - 0.52%				$ 771
Jarden Corp	16,086	517	Home Furnishings - 0.70%
			Whirlpool Corp	6,307	687
Distribution & Wholesale - 0.77%
WESCO International Inc (a)	18,800	764	Insurance - 9.82%
			Allied World Assurance Co Holdings Ltd	9,327	406
Diversified Financial Services - 2.62%			American Financial Group Inc/OH	24,747	728
Ameriprise Financial Inc	37,655	1,746	Aspen Insurance Holdings Ltd	17,072	461
SLM Corp (a)	66,000	808	Assurant Inc	24,508	893
TD Ameritrade Holding Corp (a)	1,535	31	Axis Capital Holdings Ltd	29,600	923
	$ 2,585		Chubb Corp	14,600	772
Electric - 7.07%			Endurance Specialty Holdings Ltd	9,950	367
Ameren Corp	32,135	834	Fidelity National Financial Inc	67,200	1,020
CMS Energy Corp	18,400	299	PartnerRe Ltd	6,268	486
Constellation Energy Group Inc	12,464	441	Protective Life Corp	16,703	402
DTE Energy Co	16,751	807	StanCorp Financial Group Inc	6,308	283
Edison International	37,473	1,288	Unitrin Inc	21,219	621
Integrys Energy Group Inc	16,505	819	Unum Group	25,819	632
MDU Resources Group Inc	36,900	782	Willis Group Holdings PLC	38,700	1,333
Pinnacle West Capital Corp	22,000	821	XL Capital Ltd	22,000	391
Xcel Energy Inc	41,200	896		$ 9,718
	$ 6,987

See accompanying notes

319

Schedule of Investments
MidCap Value Fund III
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet - 0.85%			Savings & Loans - 1.68%
Liberty Media Corp - Interactive (a)	54,712 $	841	New York Community Bancorp Inc	100,840 $	1,661

Leisure Products & Services - 0.84%			Semiconductors - 1.13%
Royal Caribbean Cruises Ltd (a)	23,300	835	Microchip Technology Inc	30,000	876
			Micron Technology Inc (a)	25,394	238
Lodging - 0.31%					$ 1,114
Wyndham Worldwide Corp	11,475	308	Software - 0.43%
			Dun & Bradstreet Corp	5,500	423
Media - 1.39%
DISH Network Corp	14,446	320	Telecommunications - 2.13%
Gannett Co Inc	36,993	630	Frontier Communications Corp	47,569	378
McGraw-Hill Cos Inc/The	12,555	423	Qwest Communications International Inc	160,955	842
	$ 1,373		Tellabs Inc	97,994	890
Metal Fabrication & Hardware - 0.27%					$ 2,110
Timken Co	7,690	270	Textiles - 0.61%
			Cintas Corp	21,947	598
Miscellaneous Manufacturing - 4.88%
Carlisle Cos Inc	15,251	575	Toys, Games & Hobbies - 0.41%
Eaton Corp	33,691	2,599	Mattel Inc	17,408	401
ITT Corp	17,500	973
SPX Corp	9,700	678	Transportation - 0.89%
	$ 4,825		Ryder System Inc	18,900	879
Office & Business Equipment - 0.73%
Xerox Corp	66,400	724	TOTAL COMMON STOCKS		$ 98,463
				Maturity
Oil & Gas - 3.05%				Amount
Atwood Oceanics Inc (a)	11,581	422	REPURCHASE AGREEMENTS - 0.20%	(000's)	Value (000's)
Helmerich & Payne Inc	11,069	450	Banks - 0.20%
Murphy Oil Corp	17,700	1,065	Investment in Joint Trading Account; Bank of	$ 54	$ 54
Rowan Cos Inc (a)	36,088	1,075	America Repurchase Agreement; 0.19%
	$ 3,012		dated 04/30/10 maturing 05/03/10
Oil & Gas Services - 0.55%			(collateralized by US Treasury Notes;
Oil States International Inc (a)	11,338	548	$54,775; 0.00% - 4.63%; dated 06/25/10 -
			10/15/15)
Packaging & Containers - 1.00%			Investment in Joint Trading Account; Credit Suisse	35	35
Bemis Co Inc	7,173	218	Repurchase Agreement; 0.19% dated
Temple-Inland Inc	33,133	773	04/30/10 maturing 05/03/10 (collateralized by
	$ 991		Sovereign Agency Issues; $35,629; 0.00% -
Pharmaceuticals - 2.58%			5.50%; dated 03/03/10 - 10/05/29)
AmerisourceBergen Corp	13,157	406	Investment in Joint Trading Account; Deutsche	54	53
Cardinal Health Inc	17,000	590	Bank Repurchase Agreement; 0.18% dated
Mylan Inc/PA (a)	19,136	422	04/30/10 maturing 05/03/10 (collateralized by
Omnicare Inc	40,600	1,128	Sovereign Agency Issues; $54,775; 1.13% -
	$ 2,546		3.75%; dated 09/09/11 - 03/09/12)
Pipelines - 3.61%			Investment in Joint Trading Account; Morgan	54	54
El Paso Corp	167,234	2,024	Stanley Repurchase Agreement; 0.18% dated
Spectra Energy Corp	66,155	1,544	04/30/10 maturing 05/03/10 (collateralized by
	$ 3,568		Sovereign Agency Issues; $54,775; 0.00% -
Real Estate - 0.57%			5.85%; dated 03/03/10 - 02/19/25)
Jones Lang LaSalle Inc	7,193	567			$ 196
			TOTAL REPURCHASE AGREEMENTS		$ 196
REITS - 6.36%			Total Investments		$ 98,659
Annaly Capital Management Inc	49,400	837	Other Assets in Excess of Liabilities, Net -
Apartment Investment & Management Co	20,803	466	0.19%		$ 192
Boston Properties Inc	9,712	766	TOTAL NET ASSETS - 100.00%		$ 98,851
Host Hotels & Resorts Inc	61,662	1,003
Mack-Cali Realty Corp	19,487	669
ProLogis	862	11	(a) Non-Income Producing Security
Senior Housing Properties Trust	18,149	408	(b) Security or a portion of the security was pledged to cover margin
Simon Property Group Inc	11,086	987	requirements for futures contracts. At the end of the period, the value of
Ventas Inc	24,182	1,142	these securities totaled $140 or 0.14% of net assets.
	$ 6,289
Retail - 4.25%
Advance Auto Parts Inc	16,400	740
Big Lots Inc (a)	18,336	701
Family Dollar Stores Inc	26,400	1,044
GameStop Corp (a)	28,000	681
Ltd Brands Inc	38,300	1,026
	$ 4,192

See accompanying notes

320

Schedule of Investments
MidCap Value Fund III
April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 15,223
Unrealized Depreciation		(3,797)
Net Unrealized Appreciation (Depreciation)		$ 11,426
Cost for federal income tax purposes		$ 87,233
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		28 .19%
Consumer, Non-cyclical		14 .63%
Industrial		14 .06%
Consumer, Cyclical		12 .11%
Utilities		9 .69%
Energy		7 .88%
Communications		5 .28%
Technology		5 .24%
Basic Materials		2 .73%
Other Assets in Excess of Liabilities, Net		0 .19%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		0 .25%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; June 2010	Long	3	$ 235	$ 246	$ 11
$ 11

All dollar amounts are shown in thousands (000's)

See accompanying notes

321

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

COMMON STOCKS - 2.10%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 2.10%				Amount
BlackRock Liquidity Funds TempFund Portfolio	29,670,000 $	29,670	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
			California (continued)
TOTAL COMMON STOCKS		$ 29,670	San Jose Redevelopment Agency JP Morgan
	Principal		Chase Bank
	Amount		0.26%, 8/1/2028	$ 27,250	$ 27,250
BONDS - 6.54%	(000's)	Value (000's)			$ 44,614
Automobile Asset Backed Securities - 0.32%			Colorado - 0.53%
Hyundai Auto Receivables Trust			Colorado Housing & Finance Authority Wells
0.36%, 9/15/2010	$ 2,202	$ 2,203	Fargo Bank NA
World Omni Automobile Lease Securitization			0.35%, 4/1/2029	325	325
Trust			County of Kit Carson CO Wells Fargo Bank NA
0.40%, 11/15/2010	2,292	2,292	0.34%, 6/1/2027	1,700	1,700
		$ 4,495	County of Montrose CO Wells Fargo Bank NA
Banks - 0.79%			0.35%, 6/1/2010	400	400
JP Morgan Chase & Co			Sheridan Redevelopment Agency Citibank NA
2.63%, 12/1/2010	1,200	1,208	1.00%, 12/1/2029	5,000	5,000
JP Morgan Chase Bank NA					$ 7,425
0.26%, 5/21/2010(a)	8,000	8,000	Georgia - 0.14%
Morgan Stanley			Savannah College of Art & Design Inc Bank of
2.90%, 12/1/2010	2,000	2,017	America NA
		$ 11,225	0.34%, 4/1/2024	2,000	2,000
Diversified Financial Services - 2.37%
Corporate Finance Managers Inc			Illinois - 1.60%
0.30%, 2/2/2043	13,465	13,465	City of Chicago IL US Bank NA
NGSP Inc			1.34%, 7/8/2010	5,600	5,600
0.33%, 6/1/2046	20,000	20,000	Memorial Health System/IL JP Morgan Chase
		$ 33,465	Bank
Healthcare - Services - 1.20%			0.34%, 10/1/2024	16,870	16,870
Everett Clinic PS					$ 22,470
0.36%, 5/1/2022	5,300	5,300	Indiana - 0.18%
Portland Clinic LLP/The			Ball State University Foundation Inc US Bank NA
0.36%, 11/20/2027	11,560	11,560	0.30%, 9/1/2031	2,550	2,550
		$ 16,860
Insurance - 0.81%			Iowa - 0.15%
Berkshire Hathaway Inc			Iowa Finance Authority
0.23%, 5/10/2010(a)	11,400	11,400	0.34%, 3/1/2018	2,160	2,160

Other Asset Backed Securities - 1.05%			New Mexico - 0.28%
CNH Equipment Trust			City of Las Cruces NM
0.35%, 4/15/2011	12,539	12,539	0.30%, 12/1/2018	4,000	4,000
Great America Leasing Receivables
0.50%, 11/15/2010(b)	2,278	2,277	New York - 0.38%
		$ 14,816	New York City Housing Development
TOTAL BONDS		$ 92,261	Corp Landesbank Hessen-Thueringen
	Principal		0.31%, 6/1/2039	5,400	5,400
	Amount
MUNICIPAL BONDS - 8.06%	(000's)	Value (000's)	North Carolina - 0.24%
			North Carolina Capital Facilities Finance Agency
Arizona - 0.77%			0.40%, 9/1/2018	3,410	3,410
Glendale Industrial Development Authority Bank
of New York
0.40%, 7/1/2035	$ 7,240	$ 7,240	Oklahoma - 0.38%
Tucson Airport Authority Inc Bank of America			Oklahoma University Hospital
NA			0.30%, 8/15/2021	5,385	5,385
0.55%, 12/1/2018	3,635	3,635
		$ 10,875	Oregon - 0.08%
			Lake Oswego Redevelopment Agency Wells
California - 3.16%			Fargo Bank NA
Abag Finance Authority for Nonprofit Corps			0.35%, 6/1/2020	1,090	1,090
0.55%, 11/1/2031	1,935	1,935
California Statewide Communities Development			Washington - 0.17%
Authority			Washington State Housing Finance Commission
0.29%, 8/15/2034	600	600	0.30%, 9/1/2028	895	895
City of Fairfield CA Landesbank Hessen-			0.30%, 12/15/2037	1,165	1,165
Thueringen			0.39%, 12/1/2028	375	375
0.70%, 6/1/2034	2,000	2,000			$ 2,435
0.70%, 6/1/2034	2,700	2,700
City of Santa Rosa CA Landesbank Hessen-			TOTAL MUNICIPAL BONDS		$ 113,814
Thueringen
0.65%, 9/1/2024	4,560	4,560
Kern Water Bank Authority Wells Fargo Bank NA
0.30%, 7/1/2028	5,569	5,569

See accompanying notes

322

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS - 2.19%	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
U.S. Treasury Bill - 2.19%			Banks (continued)
0.33%, 9/23/2010(c)	$ 10,000	$ 9,987	UBS Finance Delaware LLC
0.44%, 6/3/2010(c)	13,000	12,995	0.23%, 5/13/2010	$ 8,000	$ 7,999
0.44%, 4/7/2011(c)	8,000	7,967	0.40%, 9/28/2010	5,000	4,992
		$ 30,949	0.42%, 5/28/2010	10,000	9,997
TOTAL U.S. GOVERNMENT &					$ 226,243
GOVERNMENT AGENCY OBLIGATIONS		$ 30,949	Beverages - 0.50%
	Maturity		Coca-Cola Co
	Amount		0.18%, 5/24/2010(b)	7,000	6,999
REPURCHASE AGREEMENTS - 2.60%	(000's)	Value (000's)
Banks - 2.60%			Chemicals - 3.75%
Investment in Joint Trading Account; Bank of	$ 3,740	$ 3,740	BASF SE
America Repurchase Agreement; 0.19%			0.24%, 6/28/2010(b)	8,000	7,997
dated 04/30/10 maturing 05/03/10			0.27%, 8/24/2010(b)	8,000	7,993
(collateralized by Sovereign Agency Issue;			0.65%, 7/9/2010(b)	7,500	7,491
$3,814,800; 0.88%; dated 02/28/11)			EI du Pont de Nemours & Co
Investment in Joint Trading Account; Credit Suisse	33,001	33,000	0.43%, 6/21/2010(b)	12,000	11,993
Repurchase Agreement; 0.19% dated			0.43%, 6/22/2010(b)	8,000	7,995
04/30/10 maturing 05/03/10 (collateralized by			0.55%, 9/13/2010	9,500	9,480
US Treasury Note; $33,660,000; 0.88%;					$ 52,949
dated 10/18/10)			Diversified Financial Services - 39.71%
		$ 36,740	American Express Credit
TOTAL REPURCHASE AGREEMENTS		$ 36,740	0.25%, 5/13/2010	16,000	15,999
	Principal		American Honda Finance Corp
	Amount		0.22%, 6/9/2010	7,000	6,998
COMMERCIAL PAPER - 75.15%	(000's)	Value (000's)	0.22%, 6/10/2010	8,000	7,998
Agriculture - 0.55%			0.23%, 6/17/2010	8,000	7,998
Philip Morris International Inc			0.28%, 8/31/2010	8,000	7,992
0.20%, 5/26/2010(b)	4,700	4,699	BlackRock Inc
0.29%, 6/25/2010(b)	3,000	2,999	0.22%, 5/5/2010(b)	7,700	7,700
		$ 7,698	0.22%, 5/19/2010(b)	6,000	5,999
Banks - 16.01%			0.22%, 6/15/2010	6,000	5,998
Bank of America NA			BNP Paribas Finance
0.46%, 11/18/2010	8,000	8,000	0.28%, 8/17/2010	8,000	7,993
Barclays US Funding Corp			0.33%, 11/1/2010	6,000	5,990
0.24%, 7/8/2010	7,000	6,997	CAFCO LLC
Commonwealth Bank of Australia			0.30%, 6/8/2010(b)	8,400	8,397
0.19%, 5/19/2010 (b),(d)	8,000	7,999	0.30%, 7/8/2010(b)	6,000	5,997
0.34%, 9/8/2010(b),(d)	7,000	6,992	0.30%, 7/12/2010(b)	4,670	4,667
0.35%, 9/17/2010(b),(d)	7,000	6,991	0.30%, 7/13/2010(b)	7,000	6,996
0.36%, 9/27/2010(b),(d)	8,000	7,988	0.30%, 7/19/2010(b)	8,300	8,294
Dexia Delaware LLC			Caterpillar Financial Services Corp
0.30%, 5/4/2010	7,400	7,400	0.23%, 5/12/2010	1,205	1,205
DnB NOR Bank ASA			Charta Corp
0.23%, 7/2/2010(b),(d)	9,000	8,996	0.20%, 6/1/2010(b)	3,000	2,999
0.26%, 5/25/2010(b),(d)	8,000	7,999	0.22%, 6/3/2010(b)	7,000	6,999
0.26%, 7/14/2010(b),(d)	7,800	7,796	0.24%, 6/25/2010(b)	8,000	7,997
0.28%, 6/30/2010(b),(d)	10,500	10,495	0.30%, 9/1/2010(b)	8,700	8,691
0.31%, 7/7/2010(b),(d)	5,000	4,997	0.32%, 9/2/2010(b)	8,000	7,991
Intesa Funding LLC			CRC Funding LLC
			0.28%, 8/12/2010(b)	5,900	5,895
0.23%, 6/18/2010	17,800	17,794	0.30%, 7/6/2010(b)	7,900	7,896
0.27%, 7/7/2010	7,000	6,997	0.30%, 7/7/2010(b)	6,000	5,997
0.33%, 9/9/2010	7,500	7,491	0.30%, 7/22/2010(b)	7,100	7,095
JPMorgan Chase & Co			0.34%, 9/3/2010(b)	8,000	7,991
0.20%, 5/12/2010	6,000	6,000
Royal Bank of Scotland Group PLC			Credit Agricole North America Inc
0.23%, 6/2/2010(b),(d)	8,200	8,198	0.26%, 5/28/2010	9,180	9,178
0.27%, 6/9/2010(b),(d)	6,000	5,998	0.32%, 7/6/2010	8,000	7,995
Skandinaviska Enskilda Banken AB			0.33%, 8/24/2010	6,000	5,994
0.25%, 5/4/2010(b),(d)	7,000	7,000	Danske Corp
0.27%, 5/6/2010(b),(d)	7,000	7,000	0.20%, 5/4/2010(b)	8,000	8,000
			0.28%, 6/24/2010(b)	7,000	6,997
Standard Chartered Bank/New York
0.35%, 6/1/2010(b)	9,650	9,647	Gemini Securitization Corp LLC
0.40%, 5/7/2010(b)	10,000	9,999	0.20%, 6/4/2010(b)	8,000	7,999
0.43%, 9/15/2010(b)	8,500	8,486	0.23%, 6/11/2010(b)	7,000	6,998
0.45%, 6/7/2010(b)	10,000	9,995	0.25%, 7/1/2010(b)	7,000	6,997
			0.26%, 7/6/2010(b)	8,300	8,296
State Street Corp
0.18%, 5/6/2010	6,000	6,000	ING US Funding LLC
			0.32%, 6/28/2010	4,000	3,998
			0.33%, 8/13/2010	7,000	6,993

See accompanying notes

323

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Insurance - 5.75%
ING US Funding LLC (continued)			New York Life Funding
0.40%, 10/7/2010	$ 8,100	$ 8,086	0.45%, 5/3/2010(a),(e)	$ 36,000	$ 36,000
1.00%, 6/3/2010(e)	15,000	15,000	Prudential PLC
John Deere Bank SA			0.28%, 5/20/2010(b)	7,000	6,999
0.19%, 5/12/2010(b)	7,000	7,000	0.45%, 5/24/2010(b)	7,000	6,998
Metlife Funding Inc			Swiss Re Treasury US Corp
1.05%, 7/19/2010(e)	15,000	15,000	0.35%, 7/21/2010(b)	7,000	6,994
Nordea North America Inc/DE			0.36%, 7/20/2010(b)	7,500	7,494
0.28%, 7/16/2010	8,000	7,995	0.45%, 5/25/2010(b)	8,000	7,998
PACCAR Financial Corp			0.72%, 8/23/2010(b)	8,200	8,181
0.17%, 5/13/2010	2,750	2,750	0.78%, 7/8/2010(b)	600	599
0.18%, 6/4/2010	6,600	6,599			$ 81,263
Park Avenue Receivables Corp			Miscellaneous Manufacturing - 0.50%
0.17%, 5/5/2010(b)	8,000	8,000	General Electric Co
0.18%, 5/6/2010(b)	8,000	8,000	0.21%, 6/24/2010	7,000	6,998
0.22%, 5/14/2010(b)	8,000	7,999
Private Export Funding Corp			Oil & Gas - 1.13%
0.23%, 7/15/2010(b)	8,700	8,696	Total Capital SA
Prudential Funding LLC			0.23%, 6/28/2010(b)	8,000	7,997
0.25%, 5/4/2010	7,000	7,000	0.23%, 6/30/2010(b)	8,000	7,997
Rabobank USA Financial Corp					$ 15,994
0.20%, 6/8/2010	7,000	6,999	Supranational Bank - 2.87%
Ranger Funding Co LLC			Corp Andina de Fomento
0.21%, 5/12/2010	8,000	7,999	0.35%, 5/17/2010(b)	10,000	9,998
0.21%, 5/20/2010(b)	7,600	7,599	0.36%, 5/19/2010(b)	11,000	10,998
0.22%, 5/7/2010(b)	8,200	8,200	0.47%, 6/17/2010(b)	10,000	9,994
0.23%, 6/10/2010(b)	5,000	4,999	0.62%, 8/20/2010(b)	9,000	8,983
Sheffield Receivables Corp			0.68%, 6/21/2010(b)	500	500
0.19%, 5/11/2010(b)	5,000	5,000			$ 40,473
0.22%, 5/25/2010(b)	7,000	6,999
0.23%, 6/14/2010(b)	8,000	7,998	TOTAL COMMERCIAL PAPER		$ 1,061,025
0.24%, 6/7/2010(b)	7,000	6,998		Principal
0.24%, 6/16/2010(b)	7,500	7,498		Amount
			CERTIFICATE OF DEPOSIT - 3.73%	(000's)	Value (000's)
Societe Generale North America Inc			Banks - 3.28%
0.21%, 5/17/2010	7,000	6,999	Bank of America NA
0.22%, 5/3/2010	3,030	3,030	0.40%, 11/12/2010	8,000	8,000
0.31%, 8/19/2010	2,400	2,398	0.41%, 10/25/2010	8,000	8,000
0.32%, 7/20/2010	8,000	7,994	0.45%, 6/14/2010	7,300	7,300
0.32%, 8/16/2010	7,000	6,993	Citibank NA
0.35%, 9/8/2010	3,600	3,595	0.20%, 5/3/2010	8,000	8,000
Straight-A Funding LLC			US Bank NA
0.18%, 5/10/2010	8,000	8,000	0.66%, 5/18/2010	15,000	15,000
0.18%, 5/14/2010	8,000	7,999			$ 46,300
0.25%, 6/23/2010	6,000	5,998
0.26%, 6/21/2010(b)	8,000	7,997	Diversified Financial Services - 0.45%
Toyota Credit Canada Inc			Nordea Bank
0.28%, 6/29/2010	6,900	6,896	1.07%, 5/21/2010	6,300	6,300
0.33%, 5/11/2010	8,500	8,499
Toyota Motor Credit Corp			TOTAL CERTIFICATE OF DEPOSIT		$ 52,600
0.26%, 5/27/2010	7,000	6,999	Total Investments		$ 1,417,059
0.29%, 6/23/2010	7,000	6,997	Liabilities in Excess of Other Assets, Net -
0.36%, 7/26/2010	6,000	5,995	(0.37)%		$ (5,171)
Yorktown Capital LLC			TOTAL NET ASSETS - 100.00%		$ 1,411,888
0.20%, 5/3/2010(b)	7,000	7,000
0.20%, 5/24/2010(b)	7,000	6,999
0.23%, 5/26/2010(b)	12,600	12,598	(a)	Variable Rate. Rate shown is in effect at April 30, 2010.
			(b)	Security exempt from registration under Rule 144A of the Securities Act of
		$ 560,617	1933. These securities may be resold in transactions exempt from
Electric - 4.38%			registration, normally to qualified institutional buyers. Unless otherwise
E.ON AG			indicated, these securities are not considered illiquid. At the end of the
0.19%, 5/18/2010	8,000	7,999	period, the value of these securities totaled $637,210 or 45.13% of net
0.20%, 5/20/2010	7,800	7,799	assets.
0.23%, 6/7/2010(b)	7,000	6,998
0.23%, 6/16/2010(b)	8,000	7,998	(c) Rate shown is the discount rate.
			(d)	Security issued by foreign bank and denominated in USD.
GDF Suez			(e) Security is Illiquid
0.21%, 5/3/2010(b)	7,000	7,000
0.22%, 5/19/2010(b)	8,000	7,999
0.22%, 5/21/2010(b)	8,000	7,999
0.23%, 5/24/2010(b)	8,000	7,999
		$ 61,791
See accompanying notes			324

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 1,417,059
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	71 .77%
Revenue	6 .86%
Government	5 .06%
Utilities	4 .38%
Basic Materials	3 .75%
Consumer, Non-cyclical	2 .25%
Exchange Traded Funds	2 .10%
Asset Backed Securities	1 .37%
Energy	1 .13%
Insured	0 .76%
Industrial	0 .50%
Tax Allocation	0 .44%
Liabilities in Excess of Other Assets, Net	(0 .37)%
TOTAL NET ASSETS	100.00%

See accompanying notes

325

Schedule of Investments Preferred Securities Fund April 30, 2010 (unaudited)

COMMON STOCKS - 0.38%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Publicly Traded Investment Fund - 0.38%			Diversified Financial Services - 12.11%
BlackRock Preferred Income Strategies Fund Inc	242,500 $	2,510	Ameriprise Financial Inc	1,183,159 $	31,236
Flaherty & Crumrine/Claymore Preferred	335,900	5,280	Citigroup Capital IX	245,900	4,989
Securities Income Fund Inc			Citigroup Capital VII	447,900	10,297
Flaherty & Crumrine/Claymore Total Return Fund	109,500	1,853	Citigroup Capital VIII	210,379	4,656
Inc			Citigroup Capital X	308,100	6,128
	$ 9,643		Citigroup Capital XI	333,900	6,551
TOTAL COMMON STOCKS	$ 9,643		Corporate-Backed Trust Certificates 6.00%	6,000	133
CONVERTIBLE PREFERRED STOCKS -			Corporate-Backed Trust Certificates 6.00%; Series	170,300	3,442
0.09%	Shares Held Value (000's)		GS
Agriculture - 0.09%			Corporate-Backed Trust Certificates 6.30%	6,900	145
Archer-Daniels-Midland Co	57,000	2,257	Corporate-Backed Trust Certificates - Series BMY	17,300	430
			CORTS Trust for Bristol Meyers Squibb	24,400	621
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,257		CORTS Trust for First Union Institutional Capital I	41,000	1,072
PREFERRED STOCKS - 64.34%	Shares Held Value (000's)		CORTS Trust II for Bellsouth Telecommunications	67,464	1,703
			(b)
Banks - 15.69%
ASBC Capital I	10,700	238	CORTS Trust VI for IBM Debentures	1,300	33
BAC Capital Trust I	30,200	706	Countrywide Financial Corp	634,419	13,742
BAC Capital Trust II	125,000	2,875	Credit Suisse Guernsey Ltd	1,515,792	39,107
BAC Capital Trust III	6,000	142	Deutsche Bank Capital Funding Trust IX	126,300	2,899
BAC Capital Trust V	115,700	2,372	Deutsche Bank Capital Funding Trust VIII	406,900	9,196
BAC Capital Trust VIII	162,900	3,377	Deutsche Bank Capital Funding Trust X	356,100	8,450
BAC Capital Trust X	95,000	1,975	Deutsche Bank Contingent Capital Trust II	1,655,900	36,711
BAC Capital Trust XII	53,400	1,221	Deutsche Bank Contingent Capital Trust III	531,300	13,192
Banesto Holdings Ltd (a)	87,689	2,206	General Electric Capital Corp 5.88%	36,548	901
Bank of America Corp	179,800	4,734	General Electric Capital Corp 6.00%	95,100	2,358
Bank One Capital VI	339,409	8,499	General Electric Capital Corp 6.05%	106,500	2,665
Barclays Bank PLC 6.63%	70,500	1,540	General Electric Capital Corp 6.10%	21,700	541
Barclays Bank PLC 7.10%	1,020,235	23,945	General Electric Capital Corp 6.45%	19,000	478
Barclays Bank PLC 7.75%	646,329	15,854	HSBC Finance Corp 6.88%	336,055	8,358
Barclays Bank PLC 8.13%	427,539	10,757	HSBC Finance Corp 6.00%	17,100	398
BB&T Capital Trust V	964,400	26,743	JP Morgan Chase Capital XI	708,980	16,306
BNY Capital V	114,793	2,811	JP Morgan Chase Capital XII	139,700	3,339
CoBank ACB 11.00%; Series C (a)	202,000	10,826	JP Morgan Chase Capital XIV	115,700	2,756
CoBank ACB 11.00%; Series D (b)	115,000	6,171	Merrill Lynch Capital Trust I	319,600	6,520
CoBank ACB 7.00% (a),(b)	29,000	1,178	Merrill Lynch Capital Trust II	109,200	2,222
Fifth Third Capital Trust V	94,300	2,233	Merrill Lynch Capital Trust III 7.375%	16,900	397
Fifth Third Capital Trust VI	312,571	7,448	Merrill Lynch Preferred Capital Trust IV	85,500	1,918
Fifth Third Capital Trust VII	130,300	3,440	Merrill Lynch Preferred Capital Trust V	140,294	3,220
Fleet Capital Trust IX	108,900	2,152	Morgan Stanley Capital Trust III	313,000	6,877
Fleet Capital Trust VIII	138,522	3,200	Morgan Stanley Capital Trust IV	513,971	11,148
HSBC Holdings PLC 6.20%	1,074,600	24,264	Morgan Stanley Capital Trust V	470,150	9,516
HSBC USA Inc	16,200	703	Morgan Stanley Capital Trust VI	359,930	8,296
JP Morgan Chase & Co	94,200	2,619	Morgan Stanley Capital Trust VII	176,800	4,043
JP Morgan Chase Capital XVI	60,000	1,435	Morgan Stanley Capital Trust VIII	93,700	2,071
KeyCorp Capital V	15,000	295	National City Capital Trust IV	54,200	1,393
KeyCorp Capital X	30,966	772	National Rural Utilities Cooperative Finance	19,100	463
M&T Capital Trust IV	381,400	10,309	Corp 5.95%
National Bank of Greece SA	44,700	842	National Rural Utilities Cooperative Finance	78,400	1,907
National City Capital Trust II	309,708	7,256	Corp 6.10%
National City Capital Trust III	133,900	3,076	National Rural Utilities Cooperative Finance	49,000	1,230
PNC Capital Trust C	749,300	19,721	Corp 6.75%
PNC Capital Trust D	568,900	13,540	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	357
PNC Financial Services Group Inc	180,727	5,169	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,192
Santander Finance Preferred SA Unipersonal	2,467,206	67,034	PreferredPlus TR-CCR1 6.00%; Series GSC4	42,500	853
SunTrust Capital IX	321,800	8,055	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,300	294
USB Capital VI	786,800	17,475	PreferredPlus TR-CCR1 7.63%; Series VER1	13,799	356
USB Capital VII	197,700	4,399	SATURNS - Series VZ; 6.130%	11,700	289
USB Capital VIII	40,900	956	SATURNS 2003-06 6.00%; Series GS	4,000	83
USB Capital X	198,000	4,714	SATURNS 2003-11 5.63%; Series GS	10,400	204
USB Capital XI	181,392	4,488	SATURNS 2003-13 6.25%; Series CSFB	13,800	317
USB Capital XII	346,700	8,186	SATURNS 2004-04 6.00%; Series GS	140,400	2,822
Wachovia Capital Trust IX	685,800	15,917	SATURNS 2004-06 6.00%; Series GS	177,400	3,573
Wachovia Capital Trust X	34,900	899	SATURNS 2004-2 5.75%; Series GS	27,400	561
Wells Fargo Capital IX	445,743	9,704		$ 304,955
Wells Fargo Capital VII	355,439	7,987	Electric - 5.91%
Wells Fargo Capital XI	19,800	472	Alabama Power Co - Series 2007B	100,122	2,566
Wells Fargo Capital XII	219,400	5,735	Alabama Power Co - Series II	417,210	10,522
Wells Fargo Capital XIV	78,609	2,118	Dominion Resources Inc/VA	1,209,856	34,263
			Entergy Louisiana LLC (c)	9,700	238
	$ 394,783
			Entergy Texas Inc	972,023	27,100
			FPL Group Capital Inc 8.75%	473,770	13,777

See accompanying notes

326

Schedule of Investments Preferred Securities Fund April 30, 2010 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			REITS (continued)
Georgia Power Capital Trust VII	102,400 $	2,570	Duke Realty Corp 6.60%	81,400 $	1,784
Georgia Power Co 5.90%	48,330	1,214	Duke Realty Corp 6.63%	261,600	5,711
Georgia Power Co 6.50%	50,000	5,075	Duke Realty Corp 6.95%	705,111	16,239
Georgia Power Co 8.20%	247,500	7,195	Duke Realty Corp 7.25%	161,732	3,899
Gulf Power Co 5.88%	1,800	45	Duke Realty Corp 8.38%	660,922	16,821
PPL Capital Funding Inc	450,400	11,377	Equity Residential	4,300	100
PPL Electric Utilities Corp	22,705	564	Harris Preferred Capital Corp	71,900	1,775
PPL Energy Supply LLC	210,800	5,365	HCP Inc 7.10%	6,400	151
SCANA Corp	22,400	614	HCP Inc 7.25%	5,400	132
Xcel Energy Inc 7.60%	975,389	26,277	HRPT Properties Trust 7.125%	748,300	17,585
	$ 148,762		HRPT Properties Trust 7.50%	302,330	6,031
Insurance - 10.45%			HRPT Properties Trust 8.75%	123,251	3,099
ABN AMRO North America Capital Funding Trust	2,500	1,759	Kimco Realty Corp 6.65%	91,149	2,122
I (a)			Kimco Realty Corp 7.75%	1,495,370	38,565
Aegon NV 4.00%	67,500	1,345	PFGI Capital Corp	48,300	1,201
Aegon NV 6.375%	523,407	10,117	Prologis - Series C	125,000	6,145
Aegon NV 6.50%	242,458	4,675	Prologis - Series G	93,600	2,028
Allianz SE	957,650	24,989	PS Business Parks Inc - Series H	161,600	3,794
Arch Capital Group Ltd 7.88%	135,400	3,384	PS Business Parks Inc - Series I	170,600	3,939
Arch Capital Group Ltd 8.00%	562,382	14,194	PS Business Parks Inc - Series K	78,100	1,953
Assured Guaranty Municipal Holdings Inc	338,125	6,726	PS Business Parks Inc - Series L	2,400	60
Assured Guaranty Municipal Holdings Inc	69,800	1,289	PS Business Parks Inc - Series M	111,686	2,637
Axis Capital Holdings Ltd	97,000	9,167	PS Business Parks Inc - Series O	32,500	796
Berkley W R Capital Trust	784,925	19,340	PS Business Parks Inc - Series P	592,709	13,443
Delphi Financial Group Inc 7.38%	480,200	10,324	Public Storage Inc 6.18%; Series D	40,600	928
Delphi Financial Group Inc 8.00%	45,500	1,149	Public Storage Inc 6.25%; Series Z	22,700	533
Everest Re Capital Trust II	381,319	8,225	Public Storage Inc 6.45%; Series F	318,900	7,507
ING Groep NV 6.13%	107,000	1,884	Public Storage Inc 6.45%; Series X	226,740	5,328
ING Groep NV 6.20%	29,700	526	Public Storage Inc 6.50%; Series W	345,625	8,271
ING Groep NV 6.38%	848,000	15,205	Public Storage Inc 6.60%; Series C	166,800	4,038
ING Groep NV 7.05%	912,938	18,167	Public Storage Inc 6.63%; Series M	264,900	6,511
ING Groep NV 7.20%	162,445	3,285	Public Storage Inc 6.75%; Series E	44,728	1,090
ING Groep NV 7.38%	844,300	17,350	Public Storage Inc 6.75%; Series L	325,000	8,060
ING Groep NV 8.50%	81,300	1,907	Public Storage Inc 6.95%; Series H	73,170	1,826
Lincoln National Capital VI	127,337	3,035	Public Storage Inc 7.00%; Series G	41,800	1,048
Lincoln National Corp 6.75%	29,400	697	Public Storage Inc 7.00%; Series N	48,000	1,210
Markel Corp	162,300	4,259	Public Storage Inc 7.25%; Series K	440,133	11,276
PartnerRe Ltd 6.50%	201,466	4,735	Public Storage Inc - Series Y (c)	98,900	2,457
PartnerRe Ltd 6.75%	133,700	3,309	Realty Income Corp - Series D	337,393	8,320
PLC Capital Trust III	12,400	306	Regency Centers Corp 6.70%	265,700	5,912
PLC Capital Trust IV	41,400	1,025	Regency Centers Corp 7.25%	257,000	6,065
PLC Capital Trust V	269,000	5,636	Regency Centers Corp 7.45%	309,344	7,449
Protective Life Corp	561,700	13,340	UDR Inc	100,500	2,355
Prudential Financial Inc	714,818	19,636	Vornado Realty LP	1,431,833	36,755
Prudential PLC 6.50%	99,800	2,308	Vornado Realty Trust - Series F	419,925	9,591
Prudential PLC 6.75%	171,492	4,131	Vornado Realty Trust - Series G	12,700	286
RenaissanceRe Holdings Ltd - Series B	114,300	2,784	Vornado Realty Trust - Series H	37,700	869
RenaissanceRe Holdings Ltd - Series C	249,435	5,066	Vornado Realty Trust - Series I	116,293	2,642
RenaissanceRe Holdings Ltd - Series D	610,800	13,468	Wachovia Corp 7.25%	397,254	9,435
Torchmark Capital Trust III	23,800	588	Weingarten Realty Investors 6.50%	819,000	18,354
XL Capital Ltd (a),(d)	180,000	3,555	Weingarten Realty Investors 6.75%	900	20
	$ 262,885		Weingarten Realty Investors 6.95%	204,300	4,750
Media - 3.13%			Weingarten Realty Investors 8.10%	1,832,200	41,060
CBS Corp 6.75%	780,000	18,494			$ 385,845
CBS Corp 7.25%	449,900	11,085	Telecommunications - 1.50%
Comcast Corp 6.63%	858,254	20,787	AT&T Inc	82,543	2,176
Comcast Corp 7.00%	290,745	7,353	Centaur Funding Corp (a)	21,543	23,704
Comcast Corp 7.00%; Series B	308,000	7,780	Telephone & Data Systems Inc 6.63%	379,318	9,028
Viacom Inc	533,500	13,322	Telephone & Data Systems Inc 7.60%	106,129	2,612
	$ 78,821		United States Cellular Corp 7.50%	15,300	380
Oil & Gas - 0.21%					$ 37,900
Nexen Inc	211,490	5,234	TOTAL PREFERRED STOCKS		$ 1,619,185
				Principal
REITS - 15.34%				Amount
AMB Property Corp - Series L	145,500	3,200	BONDS - 32.87%	(000's)	Value (000's)
AMB Property Corp - Series M	55,900	1,250	Banks - 11.89%
AMB Property Corp - Series P	144,458	3,399	ABN Amro North American Holding Preferred
BRE Properties Inc - Series C	198,777	4,534	Capital Repackage Trust I
Developers Diversified Realty Corp 7.50%	70,000	1,575	6.52%, 12/29/2049(a),(e)	$ 9,600	$ 8,352
Developers Diversified Realty Corp 8.00%	69,100	1,668	Agfirst Farm Credit Bank
Duke Realty Corp 6.50%	288,100	6,263	7.30%, 10/31/2049(a),(b)	1,850	1,657

See accompanying notes

327

Schedule of Investments Preferred Securities Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
BankAmerica Institutional Capital A			Westpac Capital Trust III
8.07%, 12/31/2026(a)	$ 500 $	502	5.82%, 9/30/2013(a)	$ 1,300 $	1,279
Barclays Bank PLC				$ 299,043
6.28%, 12/15/2034	10,000	8,365	Diversified Financial Services - 6.49%
6.86%, 9/29/2049(a),(e)	4,000	3,660	BankBoston Capital Trust IV
7.43%, 9/15/2049(a),(e)	8,956	8,777	0.85%, 6/8/2028(e)	5,000	3,520
BB&T Capital Trust IV			Capital One Capital III
6.82%, 6/12/2057(e)	4,000	3,840	7.69%, 8/15/2036	5,700	5,586
BBVA International Preferred SA Unipersonal			Capital One Capital IV
5.92%, 12/29/2049(e)	20,700	16,619	6.75%, 2/17/2037	28,620	25,472
BNP Paribas			Countrywide Capital III
7.20%, 6/29/2049(a)	26,500	24,910	8.05%, 6/15/2027	10,160	10,160
7.20%, 6/29/2049(e)	1,000	957	Glen Meadow Pass-Through Trust
BPCE SA			6.51%, 2/12/2067(a),(e)	5,000	4,188
12.50%, 9/30/2049(a)	500	601	Goldman Sachs Capital I
Caisse Nationale des Caisses			6.35%, 2/15/2034	15,000	13,423
6.75%, 1/27/2049	1,500	1,266	HSBC Finance Capital Trust IX
CBA Capital Trust I			5.91%, 11/30/2035	5,000	4,562
5.81%, 12/31/2049(a)	10,500	10,382	JP Morgan Chase Capital XV
Corestates Capital I			5.88%, 3/15/2035	2,000	1,810
8.00%, 12/15/2026(a)	1,725	1,775	JP Morgan Chase Capital XX
Credit Agricole SA			6.55%, 9/29/2036	9,950	9,495
9.75%, 6/29/2049	22,738	23,932	JP Morgan Chase Capital XXV
Fifth Third Capital Trust IV			6.80%, 10/1/2037	8,005	8,025
6.50%, 4/15/2037(e)	8,000	6,840	JP Morgan Chase Capital XXVII
First Empire Capital Trust I			7.00%, 11/1/2039	19,700	20,252
8.23%, 2/1/2027	2,000	1,851	Old Mutual Capital Funding
First Empire Capital Trust II			8.00%, 5/29/2049	8,239	7,846
8.28%, 6/1/2027	7,000	6,500	Swiss Re Capital I LP
First Hawaiian Capital I			6.85%, 5/29/2049(a),(e)	14,100	13,086
8.34%, 7/1/2027	5,000	5,100	ZFS Finance USA Trust I
First Union Capital II			6.15%, 12/15/2065(a),(e)	5,000	4,800
7.95%, 11/15/2029	700	737	ZFS Finance USA Trust II
First Union Institutional Capital I			6.45%, 12/15/2065(a),(e)	32,430	31,295
8.04%, 12/1/2026	1,100	1,148		$ 163,520
HSBC Capital Funding LP/Jersey Channel Islands			Electric - 1.99%
9.55%, 12/29/2049(a),(e)	3,000	3,008	FPL Group Capital Inc
10.18%, 12/29/2049(a),(e)	11,000	14,069	6.35%, 10/1/2066(e)	4,000	3,800
JP Morgan Chase & Co			6.65%, 6/15/2067(e)	3,000	2,910
7.90%, 4/29/2049(e)	12,900	13,548	7.30%, 9/1/2067(e)	42,255	43,311
National Australia Bank/New York				$ 50,021
8.00%, 9/29/2049	1,200	1,281	Hand & Machine Tools - 0.63%
NB Capital Trust IV			Stanley Black & Decker Inc
8.25%, 4/15/2027	1,800	1,813	5.90%, 12/1/2045(e)	16,130	15,830
North Fork Capital Trust II
8.00%, 12/15/2027	3,450	3,372	Insurance - 10.88%
Northgroup Preferred Capital Corp			ACE Capital Trust II
6.38%, 12/29/2049(a),(e)	8,600	8,061
			9.70%, 4/1/2030	3,690	4,479
PNC Preferred Funding Trust I			Allstate Corp/The
6.52%, 12/31/2049(a),(e)	6,700	5,744
			6.50%, 5/15/2057	1,500	1,440
Rabobank Nederland NV			AXA SA
11.00%, 12/29/2049(a),(e)	25,764	33,144	6.38%, 12/29/2049(a),(e)	35,426	31,529
Republic New York Capital I			6.46%, 12/31/2049(a),(e)	12,300	10,947
7.75%, 11/15/2026	7,200	7,391	8.60%, 12/15/2030	8,000	9,758
Santander Finance Preferred SA Unipersonal			Catlin Insurance Co Ltd
10.50%, 9/29/2049(e)	1,520	1,729	7.25%, 12/18/2049(a)	18,200	16,289
Societe Generale			Everest Reinsurance Holdings Inc
8.75%, 4/7/2049	17,300	18,616	6.60%, 5/15/2037(e)	6,700	6,097
Standard Chartered PLC			Great-West Life & Annuity Insurance Capital I
6.41%, 1/30/2017(a),(e)	5,000	4,599	6.63%, 11/15/2034(a)	4,000	3,812
7.01%, 12/29/2049(a)	11,500	10,792
			Great-West Life & Annuity Insurance Co
SunTrust Capital VIII			7.15%, 5/16/2046(a),(e)	4,750	4,560
6.10%, 12/15/2036	23,759	19,999	Hartford Financial Services Group Inc
SunTrust Preferred Capital I			8.13%, 6/15/2068(e)	10,900	11,227
5.85%, 12/31/2049(e)	6,677	5,225
			Liberty Mutual Group Inc
USB Capital IX			7.00%, 3/15/2037(a),(e)	2,700	2,393
6.19%, 4/15/2049(e)	8,750	7,602	7.80%, 3/15/2037(a)	2,000	1,850
			10.75%, 6/15/2058(a),(e)	22,000	25,630

See accompanying notes

Schedule of Investments Preferred Securities Fund April 30, 2010 (unaudited)

			(a)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
	Principal		registration, normally to qualified institutional buyers. Unless otherwise
	Amount		indicated, these securities are not considered illiquid. At the end of the
BONDS (continued)	(000's)	Value (000's)	period, the value of these securities totaled $398,463 or 15.83% of net
Insurance (continued)			assets.
Lincoln National Corp			(b) Security is Illiquid
7.00%, 5/17/2066(e)	$ 6,375	$ 5,897
			(c) Non-Income Producing Security
MetLife Capital Trust IV			(d)	Market value is determined in accordance with procedures established in
7.88%, 12/15/2037(a)	25,500	26,605
			good faith by the Board of Directors. At the end of the period, the value of
MetLife Capital Trust X			these securities totaled $3,555 or 0.14% of net assets.
9.25%, 4/8/2068(a)	22,000	25,740
			(e) Variable Rate. Rate shown is in effect at April 30, 2010.
MMI Capital Trust I
7.63%, 12/15/2027	1,073	1,032
Nationwide Financial Services
6.75%, 5/15/2037	10,300	8,807	Unrealized Appreciation (Depreciation)
Progressive Corp/The			The net federal income tax unrealized appreciation (depreciation) and federal tax
6.70%, 6/15/2037	15,550	15,409	cost of investments held as of the period end were as follows:
Prudential Financial Inc
8.88%, 6/15/2038(e)	24,123	27,138	Unrealized Appreciation	$ 370,106
Prudential PLC			Unrealized Depreciation	(40,272)
6.50%, 6/29/2049	10,400	9,152	Net Unrealized Appreciation (Depreciation)	$ 329,834
USF&G Capital III			Cost for federal income tax purposes	$ 2,157,397
8.31%, 7/1/2046(a)	2,000	2,193	All dollar amounts are shown in thousands (000's)
XL Capital Ltd
6.50%, 12/31/2049(e)	26,500	21,730	Portfolio Summary (unaudited)
		$ 273,714	Sector	Percent
Savings & Loans - 0.11%			Financial	84 .49%
Sovereign Capital Trust VI			Utilities	7 .90%
7.91%, 6/13/2036	3,060	2,905	Communications	4 .63%
			Industrial	1 .15%
Sovereign - 0.36%			Exchange Traded Funds	0 .38%
Svensk Exportkredit AB			Government	0 .36%
6.38%, 10/29/2049(a)	10,000	9,006	Energy	0 .21%
			Consumer, Non-cyclical	0 .09%
Transportation - 0.52%			Other Assets in Excess of Liabilities, Net	0 .79%
BNSF Funding Trust I			TOTAL NET ASSETS	100.00%
6.61%, 12/15/2055(e)	13,150	12,986

TOTAL BONDS		$ 827,025
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.53%	(000's)	Value (000's)
Banks - 1.53%
Investment in Joint Trading Account; Bank of	$ 10,549	$ 10,549
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$10,759,734; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	6,862	6,861
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $6,998,638; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	10,549	10,549
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $10,759,734;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	10,549	10,549
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $10,759,735;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
		$ 38,508
TOTAL REPURCHASE AGREEMENTS		$ 38,508
Total Investments		$ 2,496,618
Other Assets in Excess of Liabilities, Net -
0.79%		$ 19,938
TOTAL NET ASSETS - 100.00%		$ 2,516,556

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2010 (unaudited)

COMMON STOCKS - 97.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.58%			Cosmetics & Personal Care - 1.00%
Boeing Co/The	239,383 $	17,339	Alberto-Culver Co	101,877 $	2,934
Northrop Grumman Corp	71,830	4,872	Procter & Gamble Co	116,425	7,237
Teledyne Technologies Inc (a)	93,175	4,062		$ 10,171
	$ 26,273		Diversified Financial Services - 3.44%
Agriculture - 0.42%			Charles Schwab Corp/The	993,087	19,157
Archer-Daniels-Midland Co	152,550	4,262	Franklin Resources Inc	137,805	15,936
				$ 35,093
Airlines - 0.83%			Electric - 1.18%
Alaska Air Group Inc (a)	126,892	5,255	Edison International	118,225	4,063
Cathay Pacific Airways Ltd ADR	309,200	3,237	PG&E Corp	180,950	7,926
	$ 8,492			$ 11,989
Apparel - 1.94%			Electronics - 2.89%
Columbia Sportswear Co	110,177	6,119	Dionex Corp (a)	145,607	11,877
Nike Inc	180,202	13,679	Electro Scientific Industries Inc (a)	56,863	783
	$ 19,798		FEI Co (a)	219,042	4,929
Automobile Manufacturers - 1.37%			FLIR Systems Inc (a)	36,550	1,118
PACCAR Inc	252,302	11,737	Itron Inc (a)	67,925	5,407
Toyota Motor Corp ADR	29,726	2,292	Trimble Navigation Ltd (a)	92,018	3,010
	$ 14,029		Waters Corp (a)	31,450	2,264
Automobile Parts & Equipment - 0.60%				$ 29,388
Johnson Controls Inc	182,060	6,115	Engineering & Contruction - 1.35%
			Granite Construction Inc	129,264	4,345
Banks - 4.96%			Jacobs Engineering Group Inc (a)	195,186	9,412
Barclays PLC ADR	43,440	887		$ 13,757
City National Corp/CA	55,996	3,487	Environmental Control - 0.71%
East West Bancorp Inc	112,348	2,201	Energy Recovery Inc (a)	153,673	927
JP Morgan Chase & Co	254,044	10,817	Waste Connections Inc (a)	175,716	6,289
State Street Corp	121,015	5,264		$ 7,216
US Bancorp	151,800	4,064	Food - 2.51%
Wells Fargo & Co	682,218	22,588	Campbell Soup Co	53,600	1,922
Westamerica Bancorporation	21,594	1,269	Dairy Farm International Holdings Ltd ADR	170,522	5,866
	$ 50,577		Dean Foods Co (a)	28,600	449
Beverages - 0.51%			General Mills Inc	95,971	6,831
Brown-Forman Corp	42,297	2,461	Kroger Co/The	137,225	3,051
PepsiCo Inc	41,626	2,715	Ralcorp Holdings Inc (a)	31,875	2,122
	$ 5,176		Safeway Inc	226,450	5,344
Biotechnology - 1.73%				$ 25,585
Dendreon Corp (a)	57,326	3,108	Forest Products & Paper - 1.96%
Gilead Sciences Inc (a)	194,519	7,717	Plum Creek Timber Co Inc	113,550	4,519
Life Technologies Corp (a)	91,084	4,983	Weyerhaeuser Co	311,431	15,422
Martek Biosciences Corp (a)	82,254	1,812		$ 19,941
	$ 17,620		Gas - 1.30%
Building Materials - 0.78%			Northwest Natural Gas Co	12,850	609
Apogee Enterprises Inc	93,939	1,291	Sempra Energy	258,150	12,696
Cemex SAB de CV ADR(a)	105,622	1,255		$ 13,305
Simpson Manufacturing Co Inc	157,559	5,355	Healthcare - Products - 3.10%
	$ 7,901		Beckman Coulter Inc	109,082	6,807
Chemicals - 0.80%			Becton Dickinson and Co	36,883	2,817
FMC Corp	35,965	2,289	Johnson & Johnson	159,011	10,224
Potash Corp of Saskatchewan Inc	34,865	3,853	ResMed Inc (a)	43,905	3,004
Sigma-Aldrich Corp	35,050	2,078	Techne Corp	43,618	2,889
	$ 8,220		Varian Medical Systems Inc (a)	104,283	5,880
Commercial Services - 0.98%				$ 31,621
AMN Healthcare Services Inc (a)	112,548	1,029	Healthcare - Services - 0.79%
Resources Connection Inc (a)	148,954	2,612	DaVita Inc (a)	96,550	6,028
Robert Half International Inc	96,350	2,638	Health Net Inc (a)	51,435	1,133
TrueBlue Inc (a)	152,500	2,408	Sun Healthcare Group Inc (a)	98,830	883
Visa Inc	14,330	1,293		$ 8,044
	$ 9,980		Home Builders - 0.40%
Computers - 3.34%			KB Home	119,700	2,218
Apple Inc (a)	25,025	6,535	Winnebago Industries Inc (a)	113,017	1,879
Hewlett-Packard Co	320,925	16,678		$ 4,097
IBM Corp	74,425	9,601	Insurance - 2.14%
Mentor Graphics Corp (a)	135,961	1,222	Fidelity National Financial Inc	40,800	619
	$ 34,036		HCC Insurance Holdings Inc	132,525	3,604
Consumer Products - 1.82%			Mercury General Corp	52,633	2,368
Clorox Co	197,205	12,759	MetLife Inc	96,040	4,377
Kimberly-Clark Corp	77,550	4,751	StanCorp Financial Group Inc	240,385	10,808
WD-40 Co	28,925	1,019		$ 21,776
	$ 18,529

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet - 1.89%			Retail (continued)
Amazon.com Inc (a)	37,465 $	5,135	CVS Caremark Corp	60,950 $	2,251
Art Technology Group Inc (a)	521,069	2,230	Home Depot Inc	116,175	4,095
Google Inc (a)	22,755	11,956	Jack in the Box Inc (a)	142,416	3,350
	$ 19,321		McDonald's Corp	131,300	9,268
Iron & Steel - 1.45%			Nordstrom Inc	260,381	10,762
Reliance Steel & Aluminum Co	126,785	6,188	Ross Stores Inc	25,050	1,403
Schnitzer Steel Industries Inc	159,508	8,614	Starbucks Corp	542,925	14,105
	$ 14,802		Yum! Brands Inc	46,375	1,967
Leisure Products & Services - 0.78%					$ 70,962
Ambassadors Group Inc	172,679	2,096	Savings & Loans - 1.64%
Carnival Corp	84,200	3,511	Washington Federal Inc	810,809	16,678
Harley-Davidson Inc	69,411	2,348
	$ 7,955		Semiconductors - 3.64%
Lodging - 0.56%			Applied Materials Inc	478,612	6,595
Red Lion Hotels Corp (a)	741,254	5,663	Avago Technologies Ltd (a)	99,550	2,043
			Intel Corp	649,650	14,831
Machinery - Diversified - 0.34%			LSI Corp (a)	374,551	2,255
Cascade Corp	100,484	3,503	Microchip Technology Inc	175,388	5,123
			Novellus Systems Inc (a)	38,800	1,017
Media - 1.57%			QLogic Corp (a)	160,425	3,107
Walt Disney Co/The	434,910	16,022	Supertex Inc (a)	78,260	2,114
					$ 37,085
Metal Fabrication & Hardware - 0.61%			Software - 6.25%
Northwest Pipe Co (a)	3,265	79	Actuate Corp (a)	360,640	2,041
Precision Castparts Corp	47,700	6,122	Adobe Systems Inc (a)	410,205	13,779
	$ 6,201		Autodesk Inc (a)	93,750	3,188
Mining - 0.18%			Informatica Corp (a)	81,400	2,036
Freeport-McMoRan Copper & Gold Inc	23,750	1,794	Microsoft Corp	957,322	29,237
			Omnicell Inc (a)	135,778	1,813
Miscellaneous Manufacturing - 1.36%			Oracle Corp	231,369	5,979
Crane Co	70,852	2,546	Quality Systems Inc	12,663	811
General Electric Co	598,168	11,282	Quest Software Inc (a)	107,350	1,882
	$ 13,828		Sybase Inc (a)	69,953	3,034
Oil & Gas - 10.13%					$ 63,800
Apache Corp	146,640	14,922	Telecommunications - 4.71%
Berry Petroleum Co	158,956	5,145	AT&T Inc	570,550	14,869
Chevron Corp	389,693	31,736	China Mobile Ltd ADR	39,875	1,950
CNOOC Ltd ADR	22,380	3,938	Cisco Systems Inc (a)	575,000	15,479
Devon Energy Corp	124,625	8,391	Polycom Inc (a)	67,167	2,186
Nabors Industries Ltd (a)	75,676	1,632	Qualcomm Inc	71,800	2,781
Occidental Petroleum Corp	240,108	21,288	Verizon Communications Inc	374,300	10,813
Total SA ADR	114,375	6,220			$ 48,078
Transocean Ltd (a)	19,350	1,402	Toys, Games & Hobbies - 0.51%
XTO Energy Inc	181,535	8,627	Mattel Inc	226,835	5,229
	$ 103,301
Oil & Gas Services - 0.15%			Transportation - 2.19%
Natural Gas Services Group Inc (a)	87,472	1,568	Con-way Inc	103,682	4,027
			Expeditors International of Washington Inc	380,858	15,516
Pharmaceuticals - 4.79%			Union Pacific Corp	36,225	2,741
Allergan Inc/United States	222,505	14,171			$ 22,284
Bristol-Myers Squibb Co	281,018	7,107	Trucking & Leasing - 0.22%
Forest Laboratories Inc (a)	102,479	2,794	Greenbrier Cos Inc (a)	136,601	2,224
McKesson Corp	215,917	13,994
Obagi Medical Products Inc (a)	108,278	1,460	Water - 0.40%
Teva Pharmaceutical Industries Ltd ADR	20,120	1,182	California Water Service Group	106,400	4,121
VCA Antech Inc (a)	216,125	6,151
Watson Pharmaceuticals Inc (a)	49,632	2,125	TOTAL COMMON STOCKS		$ 998,117
	$ 48,984			Maturity
Publicly Traded Investment Fund - 0.07%				Amount
iShares Russell 3000 Index Fund	9,900	696	REPURCHASE AGREEMENTS - 1.94%	(000's)	Value (000's)
			Banks - 1.94%
REITS - 2.06%			Investment in Joint Trading Account; Bank of	$ 5,419	$ 5,419
Alexandria Real Estate Equities Inc	106,636	7,551	America Repurchase Agreement; 0.19%
Essex Property Trust Inc	20,035	2,120	dated 04/30/10 maturing 05/03/10
HCP Inc	239,935	7,707	(collateralized by US Treasury Notes;
Nationwide Health Properties Inc	104,213	3,649	$5,527,338; 0.00% - 4.63%; dated 06/25/10 -
	$ 21,027		10/15/15)
Retail - 6.96%
Copart Inc (a)	151,020	5,390
Costco Wholesale Corp	310,960	18,371
See accompanying notes

331

Schedule of Investments Principal Capital Appreciation Fund April 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Credit Suisse $	3,525	$ 3,525
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $3,595,241; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	5,419	5,419
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $5,527,337; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	5,419	5,419
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $5,527,338; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 19,782
TOTAL REPURCHASE AGREEMENTS		$ 19,782
Total Investments		$ 1,017,899
Other Assets in Excess of Liabilities, Net -
0.17%		$ 1,760
TOTAL NET ASSETS - 100.00%		$ 1,019,659

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 360,698
Unrealized Depreciation	(17,054)
Net Unrealized Appreciation (Depreciation)	$ 343,644
Cost for federal income tax purposes	$ 674,255
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	17 .65%
Financial	16 .18%
Consumer, Cyclical	13 .95%
Technology	13 .23%
Industrial	13 .03%
Energy	10 .28%
Communications	8 .17%
Basic Materials	4 .39%
Utilities	2 .88%
Exchange Traded Funds	0 .07%
Other Assets in Excess of Liabilities, Net	0 .17%
TOTAL NET ASSETS	100.00%

See accompanying notes

332

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
100.04%
Bond & Mortgage Securities Fund (a)	25,220,198 $	254,219
Bond Market Index Fund (a),(b)	5,272,018	53,880
Core Plus Bond Fund I (a)	19,109,934	211,929
Disciplined LargeCap Blend Fund (a)	3,412,088	40,126
Diversified Real Asset Fund (a)	2,436,700	24,976
Global Diversified Income Fund (a)	3,169,301	40,187
High Yield Fund I (a)	5,530,865	60,176
Inflation Protection Fund (a)	7,818,673	61,142
International Emerging Markets Fund (a)	1,783,892	41,386
International Equity Index Fund (a),(b)	1,135,177	11,125
International Fund I (a)	5,034,561	52,410
International Growth Fund (a)	8,186,542	66,557
International Value Fund I (a)	6,080,905	64,762
LargeCap Blend Fund I (a)	10,656,950	82,272
LargeCap Growth Fund (a)	8,872,035	66,806
LargeCap Growth Fund I (a)	14,053,041	116,640
LargeCap S&P 500 Index Fund (a)	3,641,649	30,226
LargeCap Value Fund (a)	7,177,066	64,450
LargeCap Value Fund I (a)	10,089,857	104,632
MidCap Growth Fund III (a),(b)	2,938,612	27,241
MidCap Value Fund I (a)	2,318,775	27,918
Preferred Securities Fund (a)	6,491,168	61,861
Real Estate Securities Fund (a)	6,995,980	106,619
Short-Term Income Fund (a)	4,341,853	52,015
SmallCap Growth Fund I (a)	2,789,658	25,246
SmallCap Value Fund (a)	470,079	6,811
SmallCap Value Fund II (a)	2,132,511	19,235
	$ 1,774,847
TOTAL INVESTMENT COMPANIES	$ 1,774,847
Total Investments	$ 1,774,847
Liabilities in Excess of Other Assets, Net -
(0.04)%	$ (686)
TOTAL NET ASSETS - 100.00%	$ 1,774,161

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 102,762
Unrealized Depreciation	(213,372)
Net Unrealized Appreciation (Depreciation)	$ (110,610)
Cost for federal income tax purposes	$ 1,885,457
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	44 .85%
Domestic Equity Funds	40 .47%
International Equity Funds	13 .31%
Specialty Funds	1 .41%
Liabilities in Excess of Other Assets, Net	(0 .04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

333

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	27,634,216	$ 297,533	992,359 $	9,751	3,406,377 $	33,176	25,220,198	$ 271,742
Bond Market Index Fund	—	—	5,531,153	56,020	259,135	2,625	5,272,018	53,396
Core Plus Bond Fund I	17,097,440	180,554	2,859,056	31,492	846,562	9,324	19,109,934	202,720
Disciplined LargeCap Blend Fund	12,973,709	187,443	351,569	3,906	9,913,190	112,847	3,412,088	56,860
Diversified Real Asset Fund	—	—	2,436,700	24,367	—	—	2,436,700	24,367
Global Diversified Income Fund	2,903,790	29,105	486,639	5,908	221,128	2,729	3,169,301	32,283
High Yield Fund I	5,244,939	51,450	704,550	7,207	418,624	4,380	5,530,865	54,287
Inflation Protection Fund	8,089,712	75,237	373,554	2,856	644,593	4,921	7,818,673	73,046
International Emerging Markets Fund	1,828,014	48,644	72,399	1,610	116,521	2,574	1,783,892	47,630
International Equity Index Fund	—	—	1,266,109	12,741	130,932	1,272	1,135,177	11,432
International Fund I	6,218,199	73,716	239,505	2,534	1,423,143	15,120	5,034,561	62,885
International Growth Fund	8,316,752	111,016	391,512	3,171	521,722	4,192	8,186,542	109,494
International Value Fund I	6,031,943	54,697	443,180	4,793	394,218	4,191	6,080,905	55,307
LargeCap Blend Fund I	10,641,872	100,652	295,831	2,134	280,753	2,019	10,656,950	100,791
LargeCap Growth Fund	9,156,078	67,402	282,525	1,946	566,568	3,939	8,872,035	65,406
LargeCap Growth Fund I	9,638,360	80,508	5,274,168	42,233	859,487	6,639	14,053,041	116,088
LargeCap S&P 500 Index Fund	—	—	4,092,725	31,808	451,076	3,543	3,641,649	28,303
LargeCap Value Fund	4,808,865	51,495	2,784,975	23,599	416,774	3,503	7,177,066	71,609
LargeCap Value Fund I	4,227,957	53,315	6,493,691	65,135	631,791	6,202	10,089,857	112,271
LargeCap Value Fund III	4,473,299	51,987	132,138	1,218	4,605,437	43,153	—	—
MidCap Growth Fund III	3,028,299	17,903	88,643	737	178,330	1,496	2,938,612	17,077
MidCap Value Fund I	2,366,441	19,182	91,016	972	138,682	1,496	2,318,775	18,637
Money Market Fund	4,161,570	4,162	51,356,191	71,583	55,517,761	55,518	—	—
Preferred Securities Fund	12,258,698	129,109	423,731	3,865	6,191,261	57,691	6,491,168	69,925
Real Estate Securities Fund	8,842,836	142,077	384,180	5,051	2,231,036	31,759	6,995,980	114,007
Short-Term Income Fund	—	—	4,409,724	52,648	67,871	811	4,341,853	51,837
SmallCap Growth Fund I	1,863,690	22,819	1,084,026	8,619	158,058	1,277	2,789,658	30,147
SmallCap S&P 600 Index Fund	1,261,937	22,115	32,500	405	1,294,437	16,472	—	—
SmallCap Value Fund	942,825	18,071	15,901	199	488,647	6,347	470,079	9,150
SmallCap Value Fund I	246,346	3,307	10,378	121	256,724	3,052	—	—
SmallCap Value Fund II	—	—	2,255,926	17,623	123,415	986	2,132,511	16,648
Ultra Short Bond Fund	7,119,381	70,500	2,706	19	7,122,087	70,385	—	—

		$ 1,963,999	$ 496,271		$ 513,639			$ 1,877,345

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 6,261		$ (2,366)			$ —
Bond Market Index Fund		—			1			—
Core Plus Bond Fund I		5,522			(2)			57
Disciplined LargeCap Blend Fund		1,978			(21,642)			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		4,537			(1)			19
High Yield Fund I		5,049			10			—
Inflation Protection Fund		455			(126)			—
International Emerging Markets Fund		342			(50)			—
International Equity Index Fund		—			(37)			—
International Fund I		1,011			1,755			—
International Growth Fund		1,107			(501)			—
International Value Fund I		2,471			8			258
LargeCap Blend Fund I		1,114			24			—
LargeCap Growth Fund		11			(3)			—
LargeCap Growth Fund I		49			(14)			—
LargeCap S&P 500 Index Fund		—			38			—
LargeCap Value Fund		786			18			—
LargeCap Value Fund I		543			23			—
LargeCap Value Fund III		674			(10,052)			—
MidCap Growth Fund III		—			(67)			—
MidCap Value Fund I		235			(21)			—
Money Market Fund		—			(20,227)			—
Preferred Securities Fund		3,364			(5,358)			—
Real Estate Securities Fund		1,410			(1,362)			—
Short-Term Income Fund		119			—			—
SmallCap Growth Fund I		1			(14)			—
SmallCap S&P 600 Index Fund		132			(6,048)			—
SmallCap Value Fund		108			(2,773)			—
SmallCap Value Fund I		30			(376)			—
SmallCap Value Fund II		—			11			—
Ultra Short Bond Fund	$ 15		$ (134)			$ —
	$ 37,324		$ (69,286)			$ 334

(a)	Purchases and Sales include transactions related to the acquisition of the Ultra Short Bond Fund by the Money Market Fund.

See accompanying notes

334

		Schedule of Investments
		Principal LifeTime 2015 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.81%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.81%
Bond & Mortgage Securities Fund (a)	4,961,095 $	50,008
Bond Market Index Fund (a),(b)	681,274	6,963
Core Plus Bond Fund I (a)	4,463,331	49,498
Disciplined LargeCap Blend Fund (a)	860,176	10,116
Diversified Real Asset Fund (a)	625,800	6,414
Global Diversified Income Fund (a)	40,497	514
High Yield Fund I (a)	1,981,612	21,560
Inflation Protection Fund (a)	858,563	6,714
International Emerging Markets Fund (a)	640,101	14,850
International Equity Index Fund (a),(b)	373,592	3,661
International Fund I (a)	1,583,933	16,489
International Growth Fund (a)	2,497,902	20,308
International Value Fund I (a)	1,965,949	20,937
LargeCap Blend Fund I (a)	2,767,787	21,367
LargeCap Growth Fund (a)	2,593,494	19,529
LargeCap Growth Fund I (a)	4,133,014	34,304
LargeCap S&P 500 Index Fund (a)	1,598,960	13,271
LargeCap Value Fund (a)	2,039,880	18,318
LargeCap Value Fund I (a)	3,041,504	31,540
MidCap Growth Fund III (a),(b)	844,872	7,832
MidCap Value Fund I (a)	655,936	7,898
Preferred Securities Fund (a)	1,315,329	12,535
Real Estate Securities Fund (a)	1,882,321	28,687
Short-Term Income Fund (a)	531,612	6,369
SmallCap Growth Fund I (a)	877,967	7,946
SmallCap Value Fund (a)	114,693	1,662
SmallCap Value Fund II (a)	686,148	6,189
	$ 445,479
TOTAL INVESTMENT COMPANIES	$ 445,479
Total Investments	$ 445,479
Other Assets in Excess of Liabilities, Net -
0.19%	$ 855
TOTAL NET ASSETS - 100.00%	$ 446,334

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 67,351
Unrealized Depreciation	(3,954)
Net Unrealized Appreciation (Depreciation)	$ 63,397
Cost for federal income tax purposes	$ 382,082
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46 .76%
Fixed Income Funds	34 .53%
International Equity Funds	17 .08%
Specialty Funds	1 .44%
Other Assets in Excess of Liabilities, Net	0 .19%
TOTAL NET ASSETS	100.00%

See accompanying notes

335

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	4,439,308 $	39,457	1,395,168 $	13,712	873,381 $	8,723	4,961,095 $	44,503
Bond Market Index Fund	—	—	706,247	7,130	24,973	253	681,274	6,877
Core Plus Bond Fund I	3,770,543	39,282	1,256,299	13,818	563,511	6,220	4,463,331	46,879
Disciplined LargeCap Blend Fund	2,972,649	28,720	305,660	3,399	2,418,133	27,530	860,176	7,280
Diversified Real Asset Fund	—	—	625,800	6,258	—	—	625,800	6,258
Global Diversified Income Fund	—	—	41,923	531	1,426	18	40,497	513
High Yield Fund I	1,452,846	12,439	561,687	5,839	32,921	345	1,981,612	17,933
Inflation Protection Fund	614,269	4,505	264,313	2,023	20,019	153	858,563	6,375
International Emerging Markets Fund	525,104	8,143	124,506	2,756	9,509	210	640,101	10,689
International Equity Index Fund	—	—	389,049	3,872	15,457	151	373,592	3,721
International Fund I	1,525,175	14,380	311,697	3,275	252,939	2,695	1,583,933	14,969
International Growth Fund	1,966,665	13,531	574,136	4,629	42,899	344	2,497,902	17,816
International Value Fund I	1,523,904	12,799	474,659	5,078	32,614	345	1,965,949	17,532
LargeCap Blend Fund I	2,509,794	15,595	260,767	1,884	2,774	20	2,767,787	17,459
LargeCap Growth Fund	2,051,005	12,117	588,054	4,072	45,565	322	2,593,494	15,867
LargeCap Growth Fund I	2,057,074	11,897	2,159,298	17,073	83,358	654	4,133,014	28,315
LargeCap S&P 500 Index Fund	—	—	1,652,577	12,853	53,617	424	1,598,960	12,429
LargeCap Value Fund	1,087,248	8,062	990,031	8,348	37,399	319	2,039,880	16,091
LargeCap Value Fund I	976,102	8,048	2,130,928	21,273	65,526	649	3,041,504	28,672
LargeCap Value Fund III	1,007,011	8,057	105,842	978	1,112,853	10,497	—	—
MidCap Growth Fund III	685,875	4,415	172,121	1,445	13,124	113	844,872	5,747
MidCap Value Fund I	523,115	4,430	143,614	1,549	10,793	120	655,936	5,859
Money Market Fund	4,512,633	4,513	1,463,956	1,464	5,976,589	5,977	—	—
Preferred Securities Fund	405,484	3,459	1,111,353	10,652	201,508	1,838	1,315,329	12,250
Real Estate Securities Fund	1,854,439	18,556	491,679	6,454	463,797	6,741	1,882,321	18,488
Short-Term Income Fund	—	—	533,804	6,376	2,192	27	531,612	6,349
SmallCap Growth Fund I	427,815	2,719	463,482	3,702	13,330	111	877,967	6,310
SmallCap S&P 600 Index Fund	350,843	3,693	33,669	419	384,512	4,899	—	—
SmallCap Value Fund	122,862	1,396	12,886	161	21,055	301	114,693	1,253
SmallCap Value Fund I	130,237	1,331	11,468	134	141,705	1,688	—	—
SmallCap Value Fund II	—	—	700,351	5,476	14,203	115	686,148	5,361

	$ 281,544		$ 176,633		$ 81,802		$ 381,795

				Realized Gain/Loss		Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 1,213		$ 57			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		1,224			(1)			12
Disciplined LargeCap Blend Fund		477			2,691			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		1			—			—
High Yield Fund I		1,470			—			—
Inflation Protection Fund		39			—			—
International Emerging Markets Fund		103			—			—
International Equity Index Fund		—			—			—
International Fund I		262			9			—
International Growth Fund		277			—			—
International Value Fund I		657			—			68
LargeCap Blend Fund I		276			—			—
LargeCap Growth Fund		3			—			—
LargeCap Growth Fund I		11			(1)			—
LargeCap S&P 500 Index Fund		—			—			—
LargeCap Value Fund		187			—			—
LargeCap Value Fund I		132			—			—
LargeCap Value Fund III		160			1,462			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		55			—			—
Money Market Fund		—			—			—
Preferred Securities Fund		155			(23)			—
Real Estate Securities Fund		337			219			—
Short-Term Income Fund		13			—			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		39			787			—
SmallCap Value Fund		15			(3)			—
SmallCap Value Fund I		17			223			—
SmallCap Value Fund II		—			—			—
	$ 7,123		$ 5,420			$ 80

See accompanying notes

336

		Schedule of Investments
		Principal LifeTime 2020 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.95%
Bond & Mortgage Securities Fund (a)	51,846,525 $	522,613
Bond Market Index Fund (a),(b)	10,815,421	110,534
Core Plus Bond Fund I (a)	38,863,320	430,994
Disciplined LargeCap Blend Fund (a)	10,938,288	128,634
Diversified Real Asset Fund (a)	4,960,900	50,849
High Yield Fund I (a)	23,243,775	252,892
International Emerging Markets Fund (a)	6,180,730	143,393
International Equity Index Fund (a),(b)	4,341,693	42,549
International Fund I (a)	17,469,871	181,861
International Growth Fund (a)	28,506,991	231,762
International Value Fund I (a)	21,421,849	228,143
LargeCap Blend Fund I (a)	32,822,672	253,391
LargeCap Growth Fund (a)	30,228,605	227,621
LargeCap Growth Fund I (a)	49,580,197	411,516
LargeCap S&P 500 Index Fund (a)	6,777,359	56,252
LargeCap Value Fund (a)	25,961,046	233,130
LargeCap Value Fund I (a)	37,358,178	387,404
MidCap Growth Fund III (a),(b)	9,655,412	89,506
MidCap Value Fund I (a)	7,094,689	85,420
Preferred Securities Fund (a)	15,101,109	143,914
Real Estate Securities Fund (a)	14,523,799	221,343
SmallCap Growth Fund I (a)	12,048,919	109,043
SmallCap Value Fund (a)	2,108,233	30,548
SmallCap Value Fund II (a)	9,040,156	81,542
	$ 4,654,854
TOTAL INVESTMENT COMPANIES	$ 4,654,854
Total Investments	$ 4,654,854
Other Assets in Excess of Liabilities, Net -
0.05%	$ 2,234
TOTAL NET ASSETS - 100.00%	$ 4,657,088

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 268,539
Unrealized Depreciation	(543,263)
Net Unrealized Appreciation (Depreciation)	$ (274,724)
Cost for federal income tax purposes	$ 4,929,578
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49 .72%
Fixed Income Funds	31 .36%
International Equity Funds	17 .78%
Specialty Funds	1 .09%
Other Assets in Excess of Liabilities, Net	0 .05%
TOTAL NET ASSETS	100.00%

See accompanying notes

337

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	53,885,169	$ 576,986	2,974,251	$ 29,320	5,012,895 $	48,724	51,846,525	$ 554,527
Bond Market Index Fund	—	—	11,083,722	112,225	268,301	2,718	10,815,421	109,506
Core Plus Bond Fund I	33,106,275	350,072	7,338,400	80,853	1,581,355	17,422	38,863,320	413,513
Disciplined LargeCap Blend Fund	39,892,865	553,354	1,304,686	14,485	30,259,263	345,098	10,938,288	177,491
Diversified Real Asset Fund	—	—	4,960,900	49,609	—	—	4,960,900	49,609
High Yield Fund I	20,887,746	206,241	3,120,444	32,037	764,415	8,008	23,243,775	230,277
International Emerging Markets Fund	6,028,157	152,784	377,205	8,452	224,632	4,965	6,180,730	156,277
International Equity Index Fund	—	—	4,548,575	45,740	206,882	2,007	4,341,693	43,732
International Fund I	20,877,566	243,407	1,147,544	12,138	4,555,239	48,462	17,469,871	211,942
International Growth Fund	27,581,935	353,128	1,958,312	15,920	1,033,256	8,308	28,506,991	360,748
International Value Fund I	20,217,987	180,211	1,982,289	21,425	778,427	8,309	21,421,849	193,303
LargeCap Blend Fund I	32,338,150	289,540	1,089,571	7,860	605,049	4,313	32,822,672	293,091
LargeCap Growth Fund	29,697,315	213,775	1,702,224	11,915	1,170,934	8,084	30,228,605	217,600
LargeCap Growth Fund I	32,271,873	261,066	18,898,854	151,398	1,590,530	12,212	49,580,197	400,263
LargeCap S&P 500 Index Fund	—	—	7,483,617	58,319	706,258	5,534	6,777,359	52,810
LargeCap Value Fund	16,243,283	168,588	10,530,273	89,629	812,510	6,797	25,961,046	251,438
LargeCap Value Fund I	14,095,111	171,571	24,379,975	244,269	1,116,908	10,924	37,358,178	404,945
LargeCap Value Fund III	14,907,493	169,097	533,424	4,918	15,440,917	145,711	—	—
MidCap Growth Fund III	9,505,407	81,349	495,828	4,202	345,823	2,864	9,655,412	82,699
MidCap Value Fund I	6,912,847	79,416	450,238	4,891	268,396	2,863	7,094,689	81,445
Preferred Securities Fund	26,158,784	267,877	1,008,615	9,249	12,066,290	112,177	15,101,109	159,552
Real Estate Securities Fund	17,388,784	280,719	1,259,071	16,810	4,124,056	59,077	14,523,799	235,820
SmallCap Growth Fund I	7,797,219	89,261	4,549,512	36,263	297,812	2,371	12,048,919	123,165
SmallCap S&P 600 Index Fund	5,068,940	84,529	124,777	1,553	5,193,717	66,118	—	—
SmallCap Value Fund	4,008,799	70,678	74,454	928	1,975,020	25,703	2,108,233	39,794
SmallCap Value Fund I	964,790	13,246	47,235	550	1,012,025	12,034	—	—
SmallCap Value Fund II	—	—	9,228,676	72,228	188,520	1,501	9,040,156	70,743

		$ 4,856,895		$ 1,137,186	$ 972,304			$ 4,914,290

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 12,461		$ (3,055)			$ —
Bond Market Index Fund		—			(1)			—
Core Plus Bond Fund I		10,857			10			111
Disciplined LargeCap Blend Fund		6,114			(45,250)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		20,235			7			—
International Emerging Markets Fund		1,135			6			—
International Equity Index Fund		—			(1)			—
International Fund I		3,415			4,859			—
International Growth Fund		3,694			8			—
International Value Fund I		8,327			(24)			871
LargeCap Blend Fund I		3,401			4			—
LargeCap Growth Fund		36			(6)			—
LargeCap Growth Fund I		164			11			—
LargeCap S&P 500 Index Fund		—			25			—
LargeCap Value Fund		2,670			18			—
LargeCap Value Fund I		1,819			29			—
LargeCap Value Fund III		2,258			(28,304)			—
MidCap Growth Fund III		—			12			—
MidCap Value Fund I		690			1			—
Preferred Securities Fund		7,269			(5,397)			—
Real Estate Securities Fund		2,839			(2,632)			—
SmallCap Growth Fund I		3			12			—
SmallCap S&P 600 Index Fund		536			(19,964)			—
SmallCap Value Fund		460			(6,109)			—
SmallCap Value Fund I		120			(1,762)			—
SmallCap Value Fund II		—			16			—
	$ 88,503		$ (107,487)			$ 982

See accompanying notes

338

		Schedule of Investments
		Principal LifeTime 2025 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.82%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.82%
Bond & Mortgage Securities Fund (a)	3,850,577 $	38,814
Bond Market Index Fund (a),(b)	552,415	5,646
Core Plus Bond Fund I (a)	3,478,548	38,577
Disciplined LargeCap Blend Fund (a)	960,538	11,296
Diversified Real Asset Fund (a)	562,900	5,770
High Yield Fund I (a)	2,357,315	25,648
International Emerging Markets Fund (a)	840,236	19,493
International Equity Index Fund (a),(b)	548,504	5,375
International Fund I (a)	1,863,772	19,402
International Growth Fund (a)	3,265,185	26,546
International Value Fund I (a)	2,540,369	27,055
LargeCap Blend Fund I (a)	3,224,787	24,895
LargeCap Growth Fund (a)	3,662,253	27,577
LargeCap Growth Fund I (a)	5,787,830	48,039
LargeCap S&P 500 Index Fund (a)	1,958,914	16,259
LargeCap Value Fund (a)	2,952,502	26,513
LargeCap Value Fund I (a)	4,272,195	44,303
MidCap Growth Fund III (a),(b)	1,103,535	10,230
MidCap Value Fund I (a)	853,891	10,281
Preferred Securities Fund (a)	1,255,547	11,965
Real Estate Securities Fund (a)	1,742,882	26,562
SmallCap Growth Fund I (a)	1,145,659	10,368
SmallCap Value Fund (a)	168,057	2,435
SmallCap Value Fund II (a)	855,923	7,720
	$ 490,769
TOTAL INVESTMENT COMPANIES	$ 490,769
Total Investments	$ 490,769
Other Assets in Excess of Liabilities, Net -
0.18%	$ 885
TOTAL NET ASSETS - 100.00%	$ 491,654

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 75,472
Unrealized Depreciation	(5,636)
Net Unrealized Appreciation (Depreciation)	$ 69,836
Cost for federal income tax purposes	$ 420,933
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54 .20%
Fixed Income Funds	24 .54%
International Equity Funds	19 .91%
Specialty Funds	1 .17%
Other Assets in Excess of Liabilities, Net	0 .18%
TOTAL NET ASSETS	100.00%

See accompanying notes

339

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	3,301,586 $	29,458	1,227,725 $	12,087	678,734 $	6,776	3,850,577 $	34,806
Bond Market Index Fund	—	—	558,439	5,638	6,024	61	552,415	5,577
Core Plus Bond Fund I	2,766,024	28,884	1,099,252	12,096	386,728	4,273	3,478,548	36,708
Disciplined LargeCap Blend Fund	3,482,551	33,955	339,316	3,777	2,861,329	32,573	960,538	8,059
Diversified Real Asset Fund	—	—	562,900	5,629	—	—	562,900	5,629
High Yield Fund I	1,650,775	14,222	721,043	7,501	14,503	152	2,357,315	21,571
International Emerging Markets Fund	660,053	10,432	184,968	4,097	4,785	104	840,236	14,425
International Equity Index Fund	—	—	555,111	5,512	6,607	62	548,504	5,449
International Fund I	1,739,205	17,089	435,031	4,563	310,464	3,310	1,863,772	18,340
International Growth Fund	2,424,752	16,823	862,292	6,951	21,859	173	3,265,185	23,601
International Value Fund I	1,855,027	15,638	701,868	7,493	16,526	173	2,540,369	22,958
LargeCap Blend Fund I	2,944,572	18,442	286,547	2,071	6,332	45	3,224,787	20,468
LargeCap Growth Fund	2,771,403	16,531	914,978	6,360	24,128	165	3,662,253	22,726
LargeCap Growth Fund I	2,813,213	16,454	3,013,761	23,762	39,144	298	5,787,830	39,918
LargeCap S&P 500 Index Fund	—	—	1,981,468	15,434	22,554	174	1,958,914	15,259
LargeCap Value Fund	1,482,510	11,074	1,488,474	12,584	18,482	154	2,952,502	23,504
LargeCap Value Fund I	1,329,864	11,058	2,971,967	29,618	29,636	287	4,272,195	40,389
LargeCap Value Fund III	1,371,241	11,071	134,475	1,243	1,505,716	14,214	—	—
MidCap Growth Fund III	847,662	5,531	262,812	2,217	6,939	58	1,103,535	7,690
MidCap Value Fund I	648,637	5,553	210,640	2,285	5,386	58	853,891	7,780
Preferred Securities Fund	449,763	3,855	965,048	9,248	159,264	1,453	1,255,547	11,646
Real Estate Securities Fund	1,638,735	16,561	501,999	6,625	397,852	5,794	1,742,882	17,570
SmallCap Growth Fund I	634,219	4,077	518,294	4,159	6,854	56	1,145,659	8,180
SmallCap S&P 600 Index Fund	302,008	3,200	25,031	311	327,039	4,166	—	—
SmallCap Value Fund	179,021	2,045	17,298	216	28,262	405	168,057	1,852
SmallCap Value Fund I	198,938	2,044	18,895	220	217,833	2,595	—	—
SmallCap Value Fund II	—	—	861,783	6,762	5,860	46	855,923	6,715

	$ 293,997		$ 198,459		$ 77,625		$ 420,820

				Realized Gain/Loss		Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 910		$ 37			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		917			1			9
Disciplined LargeCap Blend Fund		558			2,900			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		1,667			—			—
International Emerging Markets Fund		129			—			—
International Equity Index Fund		—			(1)			—
International Fund I		299			(2)			—
International Growth Fund		341			—			—
International Value Fund I		799			—			83
LargeCap Blend Fund I		324			—			—
LargeCap Growth Fund		3			—			—
LargeCap Growth Fund I		15			—			—
LargeCap S&P 500 Index Fund		—			(1)			—
LargeCap Value Fund		255			—			—
LargeCap Value Fund I		179			—			—
LargeCap Value Fund III		217			1,900			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		67			—			—
Preferred Securities Fund		172			(4)			—
Real Estate Securities Fund		304			178			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		33			655			—
SmallCap Value Fund		21			(4)			—
SmallCap Value Fund I		26			331			—
SmallCap Value Fund II		—			(1)			—
	$ 7,236		$ 5,989			$ 92

See accompanying notes

340

		Schedule of Investments
		Principal LifeTime 2030 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.96%
Bond & Mortgage Securities Fund (a)	25,828,741 $	260,354
Bond Market Index Fund (a),(b)	6,639,718	67,858
Core Plus Bond Fund I (a)	19,860,886	220,257
Disciplined LargeCap Blend Fund (a)	10,840,911	127,489
Diversified Real Asset Fund (a)	4,270,110	43,769
High Yield Fund I (a)	23,797,377	258,915
International Emerging Markets Fund (a)	6,894,937	159,963
International Equity Index Fund (a),(b)	4,284,296	41,986
International Fund I (a)	16,985,613	176,820
International Growth Fund (a)	27,775,857	225,818
International Value Fund I (a)	20,965,242	223,280
LargeCap Blend Fund I (a)	32,199,810	248,582
LargeCap Growth Fund (a)	31,870,977	239,988
LargeCap Growth Fund I (a)	52,348,024	434,489
LargeCap S&P 500 Index Fund (a)	4,351,743	36,119
LargeCap Value Fund (a)	26,944,637	241,963
LargeCap Value Fund I (a)	40,443,507	419,399
MidCap Growth Fund III (a),(b)	9,729,619	90,194
MidCap Value Fund I (a)	7,660,608	92,234
Preferred Securities Fund (a)	13,041,805	124,288
Real Estate Securities Fund (a)	12,543,109	191,157
SmallCap Growth Fund I (a)	12,561,636	113,683
SmallCap Value Fund (a)	2,202,727	31,917
SmallCap Value Fund II (a)	8,326,670	75,107
	$ 4,145,629
TOTAL INVESTMENT COMPANIES	$ 4,145,629
Total Investments	$ 4,145,629
Other Assets in Excess of Liabilities, Net -
0.04%	$ 1,571
TOTAL NET ASSETS - 100.00%	$ 4,147,200

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 277,775
Unrealized Depreciation	(497,383)
Net Unrealized Appreciation (Depreciation)	$ (219,608)
Cost for federal income tax purposes	$ 4,365,237
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56 .47%
Fixed Income Funds	22 .47%
International Equity Funds	19 .96%
Specialty Funds	1 .06%
Other Assets in Excess of Liabilities, Net	0 .04%
TOTAL NET ASSETS	100.00%

See accompanying notes

341

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	27,391,152	$ 293,194	1,631,200	$ 16,081	3,193,611 $	31,053	25,828,741	$ 276,326
Bond Market Index Fund	—	—	6,814,867	69,062	175,149	1,775	6,639,718	67,287
Core Plus Bond Fund I	16,519,583	174,393	4,338,550	47,827	997,247	10,981	19,860,886	211,239
Disciplined LargeCap Blend Fund	40,152,466	547,280	1,331,583	14,763	30,643,138	349,131	10,840,911	173,692
Diversified Real Asset Fund	—	—	4,270,110	42,701	—	—	4,270,110	42,701
High Yield Fund I	21,502,607	210,596	3,090,367	31,692	795,597	8,325	23,797,377	233,970
International Emerging Markets Fund	6,758,272	164,468	413,094	9,234	276,429	6,140	6,894,937	167,575
International Equity Index Fund	—	—	4,546,324	45,702	262,028	2,542	4,284,296	43,160
International Fund I	20,435,478	243,685	1,196,184	12,632	4,646,049	49,414	16,985,613	211,741
International Growth Fund	26,967,020	344,443	2,066,554	16,766	1,257,717	10,136	27,775,857	351,070
International Value Fund I	19,859,293	177,683	2,057,179	22,209	951,230	10,135	20,965,242	189,722
LargeCap Blend Fund I	31,743,807	280,885	1,100,995	7,931	644,992	4,631	32,199,810	284,193
LargeCap Growth Fund	31,454,862	228,450	1,844,757	12,893	1,428,642	9,966	31,870,977	231,368
LargeCap Growth Fund I	34,704,220	275,275	19,665,310	156,962	2,021,506	15,648	52,348,024	416,590
LargeCap S&P 500 Index Fund	—	—	5,278,948	41,198	927,205	7,303	4,351,743	33,921
LargeCap Value Fund	17,177,872	179,383	10,778,998	91,758	1,012,233	8,520	26,944,637	262,643
LargeCap Value Fund I	14,861,690	181,012	27,018,488	270,361	1,436,671	14,129	40,443,507	437,283
LargeCap Value Fund III	15,662,319	174,343	577,273	5,315	16,239,592	153,620	—	—
MidCap Growth Fund III	9,610,461	83,546	527,971	4,465	408,813	3,440	9,729,619	84,587
MidCap Value Fund I	7,497,878	87,694	480,948	5,216	318,218	3,439	7,660,608	89,494
Preferred Securities Fund	19,801,397	198,789	788,102	7,232	7,547,694	70,469	13,041,805	133,403
Real Estate Securities Fund	15,104,962	225,415	982,216	13,089	3,544,069	50,879	12,543,109	185,250
SmallCap Growth Fund I	9,993,702	104,006	2,944,887	23,499	376,953	3,041	12,561,636	124,462
SmallCap S&P 600 Index Fund	3,029,827	47,109	77,936	965	3,107,763	39,571	—	—
SmallCap Value Fund	2,969,105	50,317	73,509	914	839,887	11,306	2,202,727	39,323
SmallCap Value Fund I	2,821,387	45,909	79,588	924	2,900,975	34,533	—	—
SmallCap Value Fund II	—	—	8,560,347	67,032	233,677	1,882	8,326,670	65,177

		$ 4,317,875		$ 1,038,423	$ 912,009			$ 4,356,177

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 6,229		$ (1,896)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		5,583			—			57
Disciplined LargeCap Blend Fund		6,175			(39,220)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		20,888			7			—
International Emerging Markets Fund		1,276			13			—
International Equity Index Fund		—			—			—
International Fund I		3,353			4,838			—
International Growth Fund		3,622			(3)			—
International Value Fund I		8,207			(35)			859
LargeCap Blend Fund I		3,351			8			—
LargeCap Growth Fund		38			(9)			—
LargeCap Growth Fund I		178			1			—
LargeCap S&P 500 Index Fund		—			26			—
LargeCap Value Fund		2,834			22			—
LargeCap Value Fund I		1,925			39			—
LargeCap Value Fund III		2,381			(26,038)			—
MidCap Growth Fund III		—			16			—
MidCap Value Fund I		751			23			—
Preferred Securities Fund		5,818			(2,149)			—
Real Estate Securities Fund		2,465			(2,375)			—
SmallCap Growth Fund I		4			(2)			—
SmallCap S&P 600 Index Fund		321			(8,503)			—
SmallCap Value Fund		341			(602)			—
SmallCap Value Fund I		351			(12,300)			—
SmallCap Value Fund II		—			27			—
	$ 76,091		$ (88,112)			$ 916

See accompanying notes

342

		Schedule of Investments
		Principal LifeTime 2035 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.80%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.80%
Bond & Mortgage Securities Fund (a)	1,363,841 $	13,747
Bond Market Index Fund (a),(b)	203,506	2,080
Core Plus Bond Fund I (a)	1,211,348	13,434
Disciplined LargeCap Blend Fund (a)	702,948	8,267
Diversified Real Asset Fund (a)	279,300	2,863
High Yield Fund I (a)	1,483,480	16,140
International Emerging Markets Fund (a)	615,703	14,284
International Equity Index Fund (a),(b)	412,000	4,038
International Fund I (a)	1,409,414	14,672
International Growth Fund (a)	2,391,774	19,445
International Value Fund I (a)	1,758,435	18,727
LargeCap Blend Fund I (a)	2,142,482	16,540
LargeCap Growth Fund (a)	2,735,553	20,599
LargeCap Growth Fund I (a)	4,238,699	35,181
LargeCap S&P 500 Index Fund (a)	1,245,452	10,337
LargeCap Value Fund (a)	2,137,039	19,191
LargeCap Value Fund I (a)	3,179,769	32,974
MidCap Growth Fund III (a),(b)	807,667	7,487
MidCap Value Fund I (a)	624,909	7,524
Preferred Securities Fund (a)	729,280	6,950
Real Estate Securities Fund (a)	864,741	13,179
SmallCap Growth Fund I (a)	825,320	7,469
SmallCap Value Fund (a)	132,779	1,924
SmallCap Value Fund II (a)	594,591	5,363
	$ 312,415
TOTAL INVESTMENT COMPANIES	$ 312,415
Total Investments	$ 312,415
Other Assets in Excess of Liabilities, Net -
0.20%	$ 621
TOTAL NET ASSETS - 100.00%	$ 313,036

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 49,913
Unrealized Depreciation	(3,451)
Net Unrealized Appreciation (Depreciation)	$ 46,462
Cost for federal income tax purposes	$ 265,953
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59 .42%
International Equity Funds	22 .73%
Fixed Income Funds	16 .73%
Specialty Funds	0 .92%
Other Assets in Excess of Liabilities, Net	0 .20%
TOTAL NET ASSETS	100.00%

See accompanying notes

343

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	1,240,605 $	10,970	482,664 $	4,752	359,428 $	3,595	1,363,841 $	12,166
Bond Market Index Fund	—	—	205,295	2,073	1,789	18	203,506	2,055
Core Plus Bond Fund I	993,251	10,395	430,182	4,734	212,085	2,343	1,211,348	12,789
Disciplined LargeCap Blend Fund	2,343,281	22,735	226,539	2,518	1,866,872	21,332	702,948	5,880
Diversified Real Asset Fund	—	—	279,300	2,793	—	—	279,300	2,793
High Yield Fund I	1,024,341	8,857	468,053	4,870	8,914	95	1,483,480	13,632
International Emerging Markets Fund	479,991	7,532	138,937	3,072	3,225	74	615,703	10,530
International Equity Index Fund	—	—	415,592	4,124	3,592	36	412,000	4,088
International Fund I	1,313,271	13,309	329,165	3,441	233,022	2,486	1,409,414	14,274
International Growth Fund	1,748,835	11,449	657,810	5,291	14,871	123	2,391,774	16,617
International Value Fund I	1,255,592	10,578	514,063	5,470	11,220	123	1,758,435	15,925
LargeCap Blend Fund I	1,959,185	12,216	190,125	1,373	6,828	49	2,142,482	13,540
LargeCap Growth Fund	2,057,771	12,229	694,541	4,828	16,759	121	2,735,553	16,936
LargeCap Growth Fund I	2,069,271	12,100	2,194,158	17,316	24,730	198	4,238,699	29,218
LargeCap S&P 500 Index Fund	—	—	1,257,673	9,802	12,221	99	1,245,452	9,703
LargeCap Value Fund	1,098,558	8,166	1,050,646	8,884	12,165	105	2,137,039	16,945
LargeCap Value Fund I	983,812	8,154	2,214,014	22,056	18,057	184	3,179,769	30,026
LargeCap Value Fund III	1,016,332	8,164	99,758	921	1,116,090	10,527	—	—
MidCap Growth Fund III	613,275	3,988	199,164	1,680	4,772	41	807,667	5,627
MidCap Value Fund I	469,159	4,004	159,449	1,729	3,699	42	624,909	5,691
Preferred Securities Fund	217,780	1,841	571,265	5,475	59,765	545	729,280	6,777
Real Estate Securities Fund	794,330	8,022	267,697	3,539	197,286	2,878	864,741	8,754
SmallCap Growth Fund I	509,020	3,266	320,909	2,580	4,609	39	825,320	5,807
SmallCap S&P 600 Index Fund	140,022	1,482	12,399	154	152,421	1,942	—	—
SmallCap Value Fund	143,935	1,637	13,876	173	25,032	356	132,779	1,455
SmallCap Value Fund I	160,019	1,638	15,163	176	175,182	2,085	—	—
SmallCap Value Fund II	—	—	597,736	4,701	3,145	27	594,591	4,674

	$ 182,732		$ 128,525		$ 49,463		$ 265,902

				Realized Gain/Loss		Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 343		$ 39			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		333			3			4
Disciplined LargeCap Blend Fund		375			1,959			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		1,034			—			—
International Emerging Markets Fund		94			—			—
International Equity Index Fund		—			—			—
International Fund I		226			10			—
International Growth Fund		247			—			—
International Value Fund I		542			—			56
LargeCap Blend Fund I		215			—			—
LargeCap Growth Fund		3			—			—
LargeCap Growth Fund I		11			—			—
LargeCap S&P 500 Index Fund		—			—			—
LargeCap Value Fund		189			—			—
LargeCap Value Fund I		133			—			—
LargeCap Value Fund III		161			1,442			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		49			—			—
Preferred Securities Fund		92			6			—
Real Estate Securities Fund		149			71			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		16			306			—
SmallCap Value Fund		17			1			—
SmallCap Value Fund I		21			271			—
SmallCap Value Fund II		—			—			—
	$ 4,250		$ 4,108			$ 60

See accompanying notes

344

		Schedule of Investments
		Principal LifeTime 2040 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.97%
Bond & Mortgage Securities Fund (a)	6,974,626 $	70,304
Bond Market Index Fund (a),(b)	1,758,509	17,972
Core Plus Bond Fund I (a)	5,883,101	65,243
Disciplined LargeCap Blend Fund (a)	6,703,293	78,831
Diversified Real Asset Fund (a)	1,842,900	18,890
High Yield Fund I (a)	13,349,723	145,245
International Emerging Markets Fund (a)	4,599,304	106,704
International Equity Index Fund (a)	2,875,860	28,183
International Fund I (a)	11,213,061	116,728
International Growth Fund (a)	18,166,565	147,694
International Value Fund I (a)	13,870,299	147,719
LargeCap Blend Fund I (a)	19,893,554	153,578
LargeCap Growth Fund (a)	20,995,852	158,099
LargeCap Growth Fund I (a)	33,374,063	277,005
LargeCap S&P 500 Index Fund (a)	7,019,996	58,266
LargeCap Value Fund (a)	17,308,561	155,431
LargeCap Value Fund I (a)	25,031,800	259,580
MidCap Growth Fund III (a),(b)	6,043,996	56,028
MidCap Value Fund I (a)	4,729,735	56,946
Preferred Securities Fund (a)	6,576,196	62,671
Real Estate Securities Fund (a)	5,447,568	83,021
SmallCap Growth Fund I (a)	7,805,861	70,643
SmallCap Value Fund (a)	1,668,069	24,170
SmallCap Value Fund II (a)	5,057,429	45,618
	$ 2,404,569
TOTAL INVESTMENT COMPANIES	$ 2,404,569
Total Investments	$ 2,404,569
Other Assets in Excess of Liabilities, Net -
0.03%	$ 811
TOTAL NET ASSETS - 100.00%	$ 2,405,380

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 182,967
Unrealized Depreciation	(285,893)
Net Unrealized Appreciation (Depreciation)	$ (102,926)
Cost for federal income tax purposes	$ 2,507,495
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61 .41%
International Equity Funds	22 .74%
Fixed Income Funds	15 .03%
Specialty Funds	0 .79%
Other Assets in Excess of Liabilities, Net	0 .03%
TOTAL NET ASSETS	100.00%

See accompanying notes

345

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	6,708,987	$ 71,670	598,884 $	5,911	333,245 $	3,278	6,974,626	$ 74,265
Bond Market Index Fund	—	—	1,801,605	18,257	43,096	437	1,758,509	17,820
Core Plus Bond Fund I	5,181,372	54,391	994,368	10,963	292,639	3,228	5,883,101	62,126
Disciplined LargeCap Blend Fund	23,867,856	315,548	933,795	10,351	18,098,358	206,401	6,703,293	100,503
Diversified Real Asset Fund	—	—	1,842,900	18,429	—	—	1,842,900	18,429
High Yield Fund I	11,864,287	117,142	1,907,516	19,617	422,080	4,406	13,349,723	132,355
International Emerging Markets Fund	4,430,925	103,613	332,771	7,445	164,392	3,613	4,599,304	107,457
International Equity Index Fund	—	—	3,048,035	30,620	172,175	1,650	2,875,860	28,972
International Fund I	13,257,850	158,459	931,899	9,842	2,976,688	31,636	11,213,061	139,503
International Growth Fund	17,282,485	216,357	1,633,811	13,259	749,731	5,990	18,166,565	223,618
International Value Fund I	12,878,020	113,741	1,559,284	16,833	567,005	5,990	13,870,299	124,572
LargeCap Blend Fund I	19,439,650	166,864	783,413	5,643	329,509	2,366	19,893,554	170,144
LargeCap Growth Fund	20,305,621	145,764	1,552,222	10,864	861,991	5,973	20,995,852	150,656
LargeCap Growth Fund I	23,521,541	181,684	11,091,350	88,608	1,238,828	9,503	33,374,063	260,787
LargeCap S&P 500 Index Fund	—	—	7,602,401	59,243	582,405	4,537	7,019,996	54,715
LargeCap Value Fund	11,605,173	117,557	6,316,247	53,630	612,859	5,119	17,308,561	166,089
LargeCap Value Fund I	9,968,759	116,608	15,953,808	160,669	890,767	8,687	25,031,800	268,610
LargeCap Value Fund III	10,582,168	117,855	464,682	4,278	11,046,850	104,616	—	—
MidCap Growth Fund III	5,853,952	50,875	427,556	3,624	237,512	1,983	6,043,996	52,523
MidCap Value Fund I	4,538,025	52,533	378,747	4,120	187,037	2,008	4,729,735	54,649
Preferred Securities Fund	8,215,750	81,478	369,506	3,407	2,009,060	18,747	6,576,196	65,812
Real Estate Securities Fund	6,416,869	103,278	562,145	7,501	1,531,446	21,954	5,447,568	87,749
SmallCap Growth Fund I	6,111,748	62,315	1,928,061	15,410	233,948	1,869	7,805,861	75,863
SmallCap S&P 600 Index Fund	1,866,616	27,635	32,867	408	1,899,483	24,189	—	—
SmallCap Value Fund	1,937,013	31,636	36,908	459	305,852	4,330	1,668,069	27,637
SmallCap Value Fund I	1,854,396	30,385	60,923	706	1,915,319	22,800	—	—
SmallCap Value Fund II	—	—	5,208,800	40,880	151,371	1,200	5,057,429	39,702

		$ 2,437,388	$ 620,977		$ 506,510			$ 2,504,556

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 1,659		$ (38)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		1,626			—			17
Disciplined LargeCap Blend Fund		3,685			(18,995)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		11,562			2			—
International Emerging Markets Fund		841			12			—
International Equity Index Fund		—			2			—
International Fund I		2,188			2,838			—
International Growth Fund		2,336			(8)			—
International Value Fund I		5,350			(12)			559
LargeCap Blend Fund I		2,060			3			—
LargeCap Growth Fund		24			1			—
LargeCap Growth Fund I		121			(2)			—
LargeCap S&P 500 Index Fund		—			9			—
LargeCap Value Fund		1,924			21			—
LargeCap Value Fund I		1,298			20			—
LargeCap Value Fund III		1,617			(17,517)			—
MidCap Growth Fund III		—			7			—
MidCap Value Fund I		456			4			—
Preferred Securities Fund		2,556			(326)			—
Real Estate Securities Fund		1,058			(1,076)			—
SmallCap Growth Fund I		2			7			—
SmallCap S&P 600 Index Fund		197			(3,854)			—
SmallCap Value Fund		222			(128)			—
SmallCap Value Fund I		232			(8,291)			—
SmallCap Value Fund II		—			22			—
	$ 41,014		$ (47,299)			$ 576

See accompanying notes

346

		Schedule of Investments
		Principal LifeTime 2045 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.75%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.75%
Bond & Mortgage Securities Fund (a)	261,892 $	2,640
Bond Market Index Fund (a),(b)	36,008	368
Core Plus Bond Fund I (a)	232,246	2,576
Disciplined LargeCap Blend Fund (a)	299,464	3,522
Diversified Real Asset Fund (a)	105,400	1,080
High Yield Fund I (a)	647,558	7,045
International Emerging Markets Fund (a)	274,074	6,358
International Equity Index Fund (a),(b)	206,535	2,024
International Fund I (a)	516,920	5,381
International Growth Fund (a)	1,169,523	9,508
International Value Fund I (a)	881,373	9,387
LargeCap Blend Fund I (a)	882,213	6,811
LargeCap Growth Fund (a)	1,281,379	9,649
LargeCap Growth Fund I (a)	1,960,897	16,275
LargeCap S&P 500 Index Fund (a)	574,870	4,771
LargeCap Value Fund (a)	1,012,778	9,095
LargeCap Value Fund I (a)	1,470,169	15,246
MidCap Growth Fund III (a),(b)	372,485	3,453
MidCap Value Fund I (a)	287,998	3,467
Preferred Securities Fund (a)	251,412	2,396
Real Estate Securities Fund (a)	337,327	5,141
SmallCap Growth Fund I (a)	380,219	3,441
SmallCap Value Fund (a)	61,183	887
SmallCap Value Fund II (a)	274,621	2,477
	$ 132,998
TOTAL INVESTMENT COMPANIES	$ 132,998
Total Investments	$ 132,998
Other Assets in Excess of Liabilities, Net -
0.25%	$ 331
TOTAL NET ASSETS - 100.00%	$ 133,329

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 21,280
Unrealized Depreciation	(1,142)
Net Unrealized Appreciation (Depreciation)	$ 20,138
Cost for federal income tax purposes	$ 112,860
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63 .17%
International Equity Funds	24 .50%
Fixed Income Funds	11 .27%
Specialty Funds	0 .81%
Other Assets in Excess of Liabilities, Net	0 .25%
TOTAL NET ASSETS	100.00%

See accompanying notes

347

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	239,779 $	2,105	129,454 $	1,274	107,341 $	1,074	261,892 $	2,322
Bond Market Index Fund	—	—	36,333	367	325	3	36,008	364
Core Plus Bond Fund I	205,701	2,148	114,810	1,265	88,265	975	232,246	2,441
Disciplined LargeCap Blend Fund	944,579	9,022	129,503	1,437	774,618	8,855	299,464	2,495
Diversified Real Asset Fund	—	—	105,400	1,054	—	—	105,400	1,054
High Yield Fund I	424,593	3,639	228,886	2,392	5,921	64	647,558	5,967
International Emerging Markets Fund	200,838	3,111	75,588	1,682	2,352	54	274,074	4,739
International Equity Index Fund	—	—	207,921	2,065	1,386	14	206,535	2,051
International Fund I	487,629	4,498	144,206	1,504	114,915	1,227	516,920	4,803
International Growth Fund	803,222	5,494	377,105	3,050	10,804	90	1,169,523	8,454
International Value Fund I	588,893	5,075	300,553	3,226	8,073	91	881,373	8,210
LargeCap Blend Fund I	783,638	4,813	106,431	767	7,856	57	882,213	5,523
LargeCap Growth Fund	908,146	5,323	386,403	2,701	13,170	93	1,281,379	7,931
LargeCap Growth Fund I	927,777	5,369	1,048,698	8,285	15,578	123	1,960,897	13,531
LargeCap S&P 500 Index Fund	—	—	579,673	4,542	4,803	40	574,870	4,502
LargeCap Value Fund	488,157	3,574	532,955	4,531	8,334	72	1,012,778	8,033
LargeCap Value Fund I	436,541	3,568	1,043,725	10,394	10,097	102	1,470,169	13,860
LargeCap Value Fund III	452,086	3,573	63,348	584	515,434	4,852	—	—
MidCap Growth Fund III	265,972	1,703	110,106	934	3,593	31	372,485	2,606
MidCap Value Fund I	203,197	1,709	87,585	955	2,784	30	287,998	2,634
Preferred Securities Fund	44,969	376	221,567	2,124	15,124	138	251,412	2,363
Real Estate Securities Fund	291,544	2,898	121,737	1,620	75,954	1,106	337,327	3,455
SmallCap Growth Fund I	224,272	1,421	159,287	1,288	3,340	28	380,219	2,681
SmallCap S&P 600 Index Fund	55,375	580	7,143	88	62,518	796	—	—
SmallCap Value Fund	63,444	712	8,872	110	11,133	159	61,183	663
SmallCap Value Fund I	70,591	713	9,644	112	80,235	956	—	—
SmallCap Value Fund II	—	—	275,835	2,181	1,214	11	274,621	2,170

	$ 71,424		$ 60,532		$ 21,041		$ 112,852

				Realized Gain/Loss		Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 70		$ 17			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		72			3			1
Disciplined LargeCap Blend Fund		155			891			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		438			—			—
International Emerging Markets Fund		40			—			—
International Equity Index Fund		—			—			—
International Fund I		83			28			—
International Growth Fund		119			—			—
International Value Fund I		267			—			27
LargeCap Blend Fund I		88			—			—
LargeCap Growth Fund		1			—			—
LargeCap Growth Fund I		5			—			—
LargeCap S&P 500 Index Fund		—			—			—
LargeCap Value Fund		86			—			—
LargeCap Value Fund I		60			—			—
LargeCap Value Fund III		73			695			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		22			—			—
Preferred Securities Fund		24			1			—
Real Estate Securities Fund		57			43			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		6			128			—
SmallCap Value Fund		8			—			—
SmallCap Value Fund I		9			131			—
SmallCap Value Fund II		—			—			—
	$ 1,683		$ 1,937			$ 28

See accompanying notes

348

		Schedule of Investments
		Principal LifeTime 2050 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.91%
Bond & Mortgage Securities Fund (a)	1,000,249 $	10,083
Bond Market Index Fund (a),(b)	232,820	2,379
Core Plus Bond Fund I (a)	1,107,684	12,284
Disciplined LargeCap Blend Fund (a)	2,792,044	32,834
Diversified Real Asset Fund (a)	841,800	8,628
High Yield Fund I (a)	4,899,797	53,310
International Emerging Markets Fund (a)	1,948,050	45,195
International Equity Index Fund (a)	1,293,989	12,681
International Fund I (a)	5,204,605	54,180
International Growth Fund (a)	8,394,048	68,244
International Value Fund I (a)	6,404,760	68,211
LargeCap Blend Fund I (a)	8,177,516	63,130
LargeCap Growth Fund (a)	9,886,181	74,443
LargeCap Growth Fund I (a)	15,002,799	124,523
LargeCap S&P 500 Index Fund (a)	2,406,264	19,972
LargeCap Value Fund (a)	7,911,426	71,045
LargeCap Value Fund I (a)	11,463,971	118,881
MidCap Growth Fund III (a),(b)	2,885,686	26,750
MidCap Value Fund I (a)	2,180,450	26,253
Preferred Securities Fund (a)	2,241,529	21,362
Real Estate Securities Fund (a)	2,490,883	37,961
SmallCap Growth Fund I (a)	3,440,678	31,138
SmallCap Value Fund (a)	731,226	10,596
SmallCap Value Fund II (a)	2,308,919	20,826
	$ 1,014,909
TOTAL INVESTMENT COMPANIES	$ 1,014,909
Total Investments	$ 1,014,909
Other Assets in Excess of Liabilities, Net -
0.09%	$ 879
TOTAL NET ASSETS - 100.00%	$ 1,015,788

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 84,375
Unrealized Depreciation	(121,795)
Net Unrealized Appreciation (Depreciation)	$ (37,420)
Cost for federal income tax purposes	$ 1,052,329
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64 .81%
International Equity Funds	24 .47%
Fixed Income Funds	9 .78%
Specialty Funds	0 .85%
Other Assets in Excess of Liabilities, Net	0 .09%
TOTAL NET ASSETS	100.00%

See accompanying notes

349

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	930,790	$ 10,026	112,573 $	1,112	43,114 $	423	1,000,249	$ 10,706
Bond Market Index Fund	—	—	237,104	2,402	4,284	44	232,820	2,358
Core Plus Bond Fund I	907,915	9,402	237,351	2,619	37,582	415	1,107,684	11,606
Disciplined LargeCap Blend Fund	9,500,988	125,760	461,273	5,114	7,170,217	81,839	2,792,044	40,549
Diversified Real Asset Fund	—	—	841,800	8,418	—	—	841,800	8,418
High Yield Fund I	4,271,557	43,644	763,569	7,887	135,329	1,427	4,899,797	50,105
International Emerging Markets Fund	1,846,172	43,663	157,128	3,538	55,250	1,227	1,948,050	45,973
International Equity Index Fund	—	—	1,337,445	13,447	43,456	421	1,293,989	13,027
International Fund I	6,026,445	69,103	456,686	4,844	1,278,526	13,613	5,204,605	61,453
International Growth Fund	7,864,991	96,261	783,263	6,385	254,206	2,051	8,394,048	100,595
International Value Fund I	5,856,561	50,836	739,145	8,014	190,946	2,051	6,404,760	56,798
LargeCap Blend Fund I	7,934,997	67,885	389,876	2,809	147,357	1,056	8,177,516	69,639
LargeCap Growth Fund	9,424,775	66,460	765,562	5,384	304,156	2,108	9,886,181	69,736
LargeCap Growth Fund I	10,070,499	78,014	5,325,100	42,590	392,800	3,029	15,002,799	117,576
LargeCap S&P 500 Index Fund	—	—	2,556,206	19,979	149,942	1,184	2,406,264	18,797
LargeCap Value Fund	5,457,990	54,034	2,656,566	22,529	203,130	1,708	7,911,426	74,856
LargeCap Value Fund I	4,718,705	54,167	7,012,687	70,263	267,421	2,629	11,463,971	121,806
LargeCap Value Fund III	5,030,659	53,782	246,815	2,273	5,277,474	49,661	—	—
MidCap Growth Fund III	2,759,103	23,178	208,941	1,778	82,358	685	2,885,686	24,271
MidCap Value Fund I	2,062,481	23,460	181,850	1,987	63,881	685	2,180,450	24,762
Preferred Securities Fund	2,421,261	24,823	121,657	1,126	301,389	2,795	2,241,529	23,129
Real Estate Securities Fund	2,897,577	46,955	256,893	3,445	663,587	9,560	2,490,883	40,506
SmallCap Growth Fund I	2,749,798	28,042	769,207	6,163	78,327	623	3,440,678	33,583
SmallCap S&P 600 Index Fund	691,682	9,800	24,702	305	716,384	9,121	—	—
SmallCap Value Fund	852,029	13,785	31,248	388	152,051	2,154	731,226	11,966
SmallCap Value Fund I	892,633	14,981	34,614	401	927,247	11,037	—	—
SmallCap Value Fund II	—	—	2,347,849	18,468	38,930	316	2,308,919	18,154

		$ 1,008,061	$ 263,668		$ 201,862			$ 1,050,369

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 231		$ (9)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		299			—			3
Disciplined LargeCap Blend Fund		1,473			(8,486)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		4,182			1			—
International Emerging Markets Fund		352			(1)			—
International Equity Index Fund		—			1			—
International Fund I		998			1,119			—
International Growth Fund		1,066			—			—
International Value Fund I		2,440			(1)			255
LargeCap Blend Fund I		844			1			—
LargeCap Growth Fund		12			—			—
LargeCap Growth Fund I		52			1			—
LargeCap S&P 500 Index Fund		—			2			—
LargeCap Value Fund		907			1			—
LargeCap Value Fund I		616			5			—
LargeCap Value Fund III		770			(6,394)			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		208			—			—
Preferred Securities Fund		787			(25)			—
Real Estate Securities Fund		481			(334)			—
SmallCap Growth Fund I		1			1			—
SmallCap S&P 600 Index Fund		74			(984)			—
SmallCap Value Fund		99			(53)			—
SmallCap Value Fund I		112			(4,345)			—
SmallCap Value Fund II		—			2			—
	$ 16,004		$ (19,498)			$ 258

See accompanying notes

350

		Schedule of Investments
		Principal LifeTime 2055 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.74%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.74%
Bond & Mortgage Securities Fund (a)	31,264 $	315
Bond Market Index Fund (a),(b)	3,881	40
Core Plus Bond Fund I (a)	28,894	320
Disciplined LargeCap Blend Fund (a)	45,090	530
Diversified Real Asset Fund (a)	14,600	150
High Yield Fund I (a)	95,552	1,040
International Emerging Markets Fund (a)	40,457	939
International Equity Index Fund (a),(b)	30,807	302
International Fund I (a)	104,259	1,085
International Growth Fund (a)	164,814	1,340
International Value Fund I (a)	119,373	1,271
LargeCap Blend Fund I (a)	128,650	993
LargeCap Growth Fund (a)	198,615	1,496
LargeCap Growth Fund I (a)	298,018	2,473
LargeCap S&P 500 Index Fund (a)	93,045	772
LargeCap Value Fund (a)	148,900	1,337
LargeCap Value Fund I (a)	232,693	2,413
MidCap Growth Fund III (a),(b)	54,756	508
MidCap Value Fund I (a)	42,672	514
Preferred Securities Fund (a)	20,312	194
Real Estate Securities Fund (a)	50,573	771
SmallCap Growth Fund I (a)	56,902	515
SmallCap Value Fund (a)	9,519	138
SmallCap Value Fund II (a)	41,511	374
	$ 19,830
TOTAL INVESTMENT COMPANIES	$ 19,830
Total Investments	$ 19,830
Other Assets in Excess of Liabilities, Net -
0.26%	$ 52
TOTAL NET ASSETS - 100.00%	$ 19,882

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 2,743
Unrealized Depreciation	(177)
Net Unrealized Appreciation (Depreciation)	$ 2,566
Cost for federal income tax purposes	$ 17,264
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64 .55%
International Equity Funds	24 .84%
Fixed Income Funds	9 .60%
Specialty Funds	0 .75%
Other Assets in Excess of Liabilities, Net	0 .26%
TOTAL NET ASSETS	100.00%

See accompanying notes

351

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009			Purchases		Sales		April 30, 2010
		Cost			Cost		Proceeds		Cost
	Shares	(000's)		Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	23,631 $	208		18,521 $	182	10,888 $	109	31,264 $	282
Bond Market Index Fund	—	—		4,174	42	293	3	3,881	39
Core Plus Bond Fund I	19,156	201		16,342	180	6,604	73	28,894	308
Disciplined LargeCap Blend Fund	127,187	1,234		29,779	331	111,876	1,279	45,090	371
Diversified Real Asset Fund	—	—		14,600	146	—	—	14,600	146
High Yield Fund I	56,474	497		44,581	468	5,503	59	95,552	906
International Emerging Markets Fund	26,918	441		15,783	357	2,244	51	40,457	747
International Equity Index Fund	—	—		33,811	337	3,004	29	30,807	308
International Fund I	82,336	733		41,566	442	19,643	209	104,259	966
International Growth Fund	101,808	714		73,334	601	10,328	84	164,814	1,231
International Value Fund I	72,019	628		55,146	597	7,792	84	119,373	1,141
LargeCap Blend Fund I	107,177	669		24,855	180	3,382	25	128,650	824
LargeCap Growth Fund	127,644	763		82,570	586	11,599	83	198,615	1,266
LargeCap Growth Fund I	126,947	762		189,724	1,512	18,653	147	298,018	2,127
LargeCap S&P 500 Index Fund	—	—		103,390	820	10,345	83	93,045	737
LargeCap Value Fund	69,071	512		88,700	760	8,871	77	148,900	1,195
LargeCap Value Fund I	61,409	512		185,355	1,861	14,071	141	232,693	2,232
LargeCap Value Fund III	63,696	512		14,973	138	78,669	742	—	—
MidCap Growth Fund III	35,281	234		22,719	196	3,244	28	54,756	402
MidCap Value Fund I	27,239	235		17,951	199	2,518	28	42,672	406
Preferred Securities Fund	5,238	42		17,134	164	2,060	19	20,312	189
Real Estate Securities Fund	39,245	398		24,703	335	13,375	193	50,573	549
SmallCap Growth Fund I	30,831	201		29,341	241	3,270	27	56,902	415
SmallCap S&P 600 Index Fund	7,127	76		1,647	21	8,774	112	—	—
SmallCap Value Fund	9,073	103		2,058	26	1,612	22	9,519	107
SmallCap Value Fund I	9,674	99		2,219	26	11,893	141	—	—
SmallCap Value Fund II	—	—		44,192	353	2,681	22	41,511	331

	$ 9,774			$ 11,101		$ 3,870		$ 17,225

					Realized Gain/Loss		Realized Gain/Loss from
	Dividends				on Investments		Other Investment Companies
		(000's)			(000's)			(000's)
Bond & Mortgage Securities Fund	$ 7			$ 1			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			7			—			—
Disciplined LargeCap Blend Fund			21			85			—
Diversified Real Asset Fund			—			—			—
High Yield Fund I			59			—			—
International Emerging Markets Fund			6			—			—
International Equity Index Fund			—			—			—
International Fund I			15			—			—
International Growth Fund			15			—			—
International Value Fund I			32			—			3
LargeCap Blend Fund I			12			—			—
LargeCap Growth Fund			—			—			—
LargeCap Growth Fund I			1			—			—
LargeCap S&P 500 Index Fund			—			—			—
LargeCap Value Fund			12			—			—
LargeCap Value Fund I			9			—			—
LargeCap Value Fund III			11			92			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			3			—			—
Preferred Securities Fund			2			2			—
Real Estate Securities Fund			8			9			—
SmallCap Growth Fund I			—			—			—
SmallCap S&P 600 Index Fund			1			15			—
SmallCap Value Fund			1			—			—
SmallCap Value Fund I			1			16			—
SmallCap Value Fund II			—			—			—
	$ 223			$ 220			$ 3

See accompanying notes

352

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
100.17%
Bond & Mortgage Securities Fund (a)	11,300,149 $	113,906
Bond Market Index Fund (a),(b)	1,896,313	19,380
Core Plus Bond Fund I (a)	10,198,686	113,103
Disciplined LargeCap Blend Fund (a)	483,958	5,691
Diversified Real Asset Fund (a)	681,900	6,990
Global Diversified Income Fund (a)	2,957,779	37,505
High Yield Fund I (a)	1,755,009	19,095
Inflation Protection Fund (a)	9,262,814	72,435
International Emerging Markets Fund (a)	108,779	2,524
International Equity Index Fund (a)	203,585	1,995
International Fund I (a)	695,805	7,243
International Growth Fund (a)	1,202,537	9,777
International Value Fund I (a)	893,276	9,513
LargeCap Blend Fund I (a)	1,528,693	11,802
LargeCap Growth Fund (a)	1,334,694	10,050
LargeCap Growth Fund I (a)	1,900,695	15,776
LargeCap S&P 500 Index Fund (a)	374,936	3,112
LargeCap Value Fund (a)	912,594	8,195
LargeCap Value Fund I (a)	1,163,858	12,069
MidCap Growth Fund III (a),(b)	399,274	3,701
MidCap Value Fund I (a)	320,110	3,854
Preferred Securities Fund (a)	1,856,085	17,689
Real Estate Securities Fund (a)	1,964,401	29,937
Short-Term Income Fund (a)	5,407,468	64,781
SmallCap Growth Fund I (a)	527,379	4,773
SmallCap Value Fund II (a)	542,787	4,896
	$ 609,792
TOTAL INVESTMENT COMPANIES	$ 609,792
Total Investments	$ 609,792
Liabilities in Excess of Other Assets, Net -
(0.17)%	$ (1,048)
TOTAL NET ASSETS - 100.00%	$ 608,744

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 31,363
Unrealized Depreciation	(43,792)
Net Unrealized Appreciation (Depreciation)	$ (12,429)
Cost for federal income tax purposes	$ 622,221
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	75 .22%
Domestic Equity Funds	18 .70%
International Equity Funds	5 .10%
Specialty Funds	1 .15%
Liabilities in Excess of Other Assets, Net	(0 .17)%
TOTAL NET ASSETS	100.00%

See accompanying notes

353

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	13,433,544 $	144,870	814,441 $	8,024	2,947,836 $	28,876	11,300,149 $	122,046
Bond Market Index Fund	—	—	2,090,119	21,127	193,806	1,962	1,896,313	19,166
Core Plus Bond Fund I	8,628,449	91,186	2,174,357	23,799	604,120	6,650	10,198,686	108,334
Disciplined LargeCap Blend Fund	1,719,818	22,933	147,489	1,647	1,383,349	15,774	483,958	6,807
Diversified Real Asset Fund	—	—	681,900	6,819	—	—	681,900	6,819
Global Diversified Income Fund	2,601,134	26,264	620,089	7,545	263,444	3,253	2,957,779	30,558
High Yield Fund I	774,373	6,312	1,157,823	12,209	177,187	1,863	1,755,009	16,666
Inflation Protection Fund	9,134,833	85,060	1,165,533	8,880	1,037,552	7,928	9,262,814	86,033
International Emerging Markets Fund	106,384	2,485	30,700	691	28,305	634	108,779	2,543
International Equity Index Fund	—	—	232,810	2,337	29,225	286	203,585	2,050
International Fund I	870,432	10,303	95,369	1,014	269,996	2,872	695,805	8,682
International Growth Fund	1,175,718	14,441	158,301	1,290	131,482	1,070	1,202,537	14,663
International Value Fund I	851,530	7,696	138,285	1,496	96,539	1,043	893,276	8,151
LargeCap Blend Fund I	1,487,824	13,703	124,725	904	83,856	609	1,528,693	14,002
LargeCap Growth Fund	1,327,105	8,970	148,750	1,037	141,161	987	1,334,694	9,021
LargeCap Growth Fund I	1,236,247	10,009	864,912	6,891	200,464	1,560	1,900,695	15,338
LargeCap S&P 500 Index Fund	—	—	468,983	3,649	94,047	742	374,936	2,913
LargeCap Value Fund	546,839	6,249	465,959	3,938	100,204	849	912,594	9,341
LargeCap Value Fund I	349,017	2,844	958,570	9,708	143,729	1,421	1,163,858	11,138
LargeCap Value Fund III	501,819	6,488	48,523	450	550,342	5,243	—	—
MidCap Growth Fund III	396,526	3,150	47,738	402	44,990	380	399,274	3,172
MidCap Value Fund I	314,871	3,178	40,209	434	34,970	382	320,110	3,232
Money Market Fund	6,471,759	6,472	63,697,653	87,025	70,169,412	70,169	—	—
Preferred Securities Fund	3,629,249	38,756	548,480	5,203	2,321,644	21,391	1,856,085	19,908
Real Estate Securities Fund	2,384,963	33,413	280,400	3,673	700,962	9,909	1,964,401	26,808
Short-Term Income Fund	—	—	5,525,760	65,977	118,292	1,413	5,407,468	64,564
SmallCap Growth Fund I	—	—	553,221	4,404	25,842	215	527,379	4,193
SmallCap S&P 600 Index Fund	648,159	9,541	37,901	480	686,060	8,735	—	—
SmallCap Value Fund II	—	—	565,882	4,380	23,095	188	542,787	4,196
Ultra Short Bond Fund	8,177,959	81,218	3,112	22	8,181,071	80,942	—	—

	$ 635,541		$ 295,455		$ 277,346		$ 620,344

				Realized Gain/Loss		Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 2,922		$ (1,972)			$ —
Bond Market Index Fund		—			1			—
Core Plus Bond Fund I		2,741			(1)			27
Disciplined LargeCap Blend Fund		262			(1,999)			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		4,098			2			17
High Yield Fund I		1,530			8			—
Inflation Protection Fund		524			21			—
International Emerging Markets Fund		20			1			—
International Equity Index Fund		—			(1)			—
International Fund I		142			237			—
International Growth Fund		157			2			—
International Value Fund I		349			2			36
LargeCap Blend Fund I		155			4			—
LargeCap Growth Fund		2			1			—
LargeCap Growth Fund I		6			(2)			—
LargeCap S&P 500 Index Fund		—			6			—
LargeCap Value Fund		89			3			—
LargeCap Value Fund I		44			7			—
LargeCap Value Fund III		75			(1,695)			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		31			2			—
Money Market Fund		—			(23,328)			—
Preferred Securities Fund		878			(2,660)			—
Real Estate Securities Fund		388			(369)			—
Short-Term Income Fund		144			—			—
SmallCap Growth Fund I		—			4			—
SmallCap S&P 600 Index Fund		68			(1,286)			—
SmallCap Value Fund II		—			4			—
Ultra Short Bond Fund		17			(298)			—
	$ 14,642		$ (33,306)			$ 80
(a)	Purchases and Sales include transactions related to the acquisition of the Ultra Short Bond Fund by the Money Market Fund.

See accompanying notes

354

Schedule of Investments Real Estate Securities Fund April 30, 2010 (unaudited)

COMMON STOCKS - 99.05%	Shares Held Value (000's)			Maturity
Commercial Services - 0.42%				Amount
Corrections Corp of America (a)	369,600 $	7,658	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 2.57%			Investment in Joint Trading Account; Credit Suisse $	2,102	$ 2,103
Marriott International Inc/DE	261,045	9,596	Repurchase Agreement; 0.19% dated
Starwood Hotels & Resorts Worldwide Inc	675,400	36,816	04/30/10 maturing 05/03/10 (collateralized by
		$ 46,412	Sovereign Agency Issues; $2,144,337; 0.00%
Real Estate - 2.68%			- 5.50%; dated 03/03/10 - 10/05/29)
Brookfield Properties Corp	112,969	1,805	Investment in Joint Trading Account; Deutsche	3,232	3,232
CB Richard Ellis Group Inc (a)	1,557,800	26,981	Bank Repurchase Agreement; 0.18% dated
Jones Lang LaSalle Inc	249,000	19,641	04/30/10 maturing 05/03/10 (collateralized by
		$ 48,427	Sovereign Agency Issues; $3,296,711; 1.13%
REITS - 93.38%			- 3.75%; dated 09/09/11 - 03/09/12)
Acadia Realty Trust	806,160	15,382	Investment in Joint Trading Account; Morgan	3,232	3,232
Alexandria Real Estate Equities Inc	313,974	22,232	Stanley Repurchase Agreement; 0.18% dated
AMB Property Corp	1,307,170	36,418	04/30/10 maturing 05/03/10 (collateralized by
American Campus Communities Inc	661,912	18,646	Sovereign Agency Issues; $3,296,712; 0.00%
Apartment Investment & Management Co	714,200	16,005	- 5.85%; dated 03/03/10 - 02/19/25)
Ashford Hospitality Trust Inc (a)	412,000	3,832			$ 11,799
AvalonBay Communities Inc	745,670	77,579	TOTAL REPURCHASE AGREEMENTS		$ 11,799
Boston Properties Inc	1,265,431	99,792	Total Investments		$ 1,798,540
Brandywine Realty Trust	1,917,309	24,427	Other Assets in Excess of Liabilities, Net -
CBL & Associates Properties Inc	2,015,450	29,426	0.30%		$ 5,342
Colonial Properties Trust	1,467,695	23,145	TOTAL NET ASSETS - 100.00%		$ 1,803,882
Corporate Office Properties Trust SBI MD	106,500	4,308
Digital Realty Trust Inc	797,050	46,787
Douglas Emmett Inc	1,644,948	27,536	(a) Non-Income Producing Security
DuPont Fabros Technology Inc	84,200	1,867
Education Realty Trust Inc	916,350	6,479
Entertainment Properties Trust	433,700	18,961	Unrealized Appreciation (Depreciation)
Equity Lifestyle Properties Inc	513,847	28,524	The net federal income tax unrealized appreciation (depreciation) and federal tax
Equity Residential	1,545,146	69,949	cost of investments held as of the period end were as follows:
Essex Property Trust Inc	534,789	56,591
Federal Realty Investment Trust	556,058	43,033	Unrealized Appreciation		$ 387,243
FelCor Lodging Trust Inc (a)	291,600	2,365
			Unrealized Depreciation		(23,012)
General Growth Properties Inc	1,168,800	18,350	Net Unrealized Appreciation (Depreciation)		$ 364,231
HCP Inc	1,436,530	46,141	Cost for federal income tax purposes		$ 1,434,309
Health Care REIT Inc	1,074,438	48,274	All dollar amounts are shown in thousands (000's)
Hersha Hospitality Trust	2,479,004	14,304
Home Properties Inc	520,860	25,882	Portfolio Summary (unaudited)
Hospitality Properties Trust	1,173,399	31,083	Sector		Percent
Host Hotels & Resorts Inc	4,278,197	69,563	Financial		96 .71%
Kimco Realty Corp	1,804,005	28,124	Consumer, Cyclical		2 .57%
LaSalle Hotel Properties	1,493,949	39,365	Consumer, Non-cyclical		0 .42%
Liberty Property Trust	348,800	11,793	Other Assets in Excess of Liabilities, Net		0 .30%
Macerich Co/The	244,070	10,913
Mack-Cali Realty Corp	226,548	7,784	TOTAL NET ASSETS		100.00%
Mid-America Apartment Communities Inc	353,100	19,516
ProLogis	2,441,011	32,148
PS Business Parks Inc	212,395	12,744
Public Storage Inc	1,170,070	113,391
Ramco-Gershenson Properties Trust	626,895	7,811
Saul Centers Inc	28,577	1,130
Simon Property Group Inc	2,356,540	209,779
SL Green Realty Corp	1,201,606	74,704
Strategic Hotels & Resorts Inc (a)	426,100	2,736
Tanger Factory Outlet Centers	590,590	24,569
Taubman Centers Inc	624,815	27,098
Ventas Inc	1,256,247	59,333
Vornado Realty Trust	892,703	74,425
		$ 1,684,244
TOTAL COMMON STOCKS		$ 1,786,741
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.65%	(000's)	Value (000's)
Banks - 0.65%
Investment in Joint Trading Account; Bank of	$ 3,232	$ 3,232
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$3,296,712; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
100.06%
Disciplined LargeCap Blend Fund (a)	14,166,055 $	166,593
Diversified International Fund (a)	30,122,939	272,613
Equity Income Fund (a)	31,770,411	517,540
Government and High Quality Bond Fund (a)	38,101,610	418,356
High Yield Fund (a)	19,044,546	152,547
Income Fund (a)	38,512,125	362,399
International Emerging Markets Fund (a)	3,193,436	74,088
LargeCap Growth Fund (a)	24,903,105	187,520
LargeCap Growth Fund II (a)	24,183,293	187,662
LargeCap Value Fund III (a)	27,168,415	269,511
MidCap Blend Fund (a)	6,584,807	83,693
Money Market Fund (a)	7,639	8
Preferred Securities Fund (a)	14,806,160	141,103
Principal Capital Appreciation Fund (a)	4,003,159	151,519
Real Estate Securities Fund (a)	6,158,566	93,856
Short-Term Income Fund (a)	3,878,281	46,462
SmallCap Growth Fund (a),(b)	8,694,072	64,336
SmallCap Value Fund (a)	4,385,062	63,539
	$ 3,253,345
TOTAL INVESTMENT COMPANIES	$ 3,253,345
Total Investments	$ 3,253,345
Liabilities in Excess of Other Assets, Net -
(0.06)%	$ (1,891)
TOTAL NET ASSETS - 100.00%	$ 3,251,454

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 203,472
Unrealized Depreciation	(90,757)
Net Unrealized Appreciation (Depreciation)	$ 112,715
Cost for federal income tax purposes	$ 3,140,630
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54 .92%
Fixed Income Funds	34 .48%
International Equity Funds	10 .66%
Liabilities in Excess of Other Assets, Net	(0 .06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

356

Schedule of Investments
SAM Balanced Portfolio
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	14,543,003	$ 177,837	269,172 $	2,986	646,120 $	7,243	14,166,055	$ 172,047
Diversified International Fund	22,556,093	230,200	8,393,790	77,830	826,944	7,424	30,122,939	297,653
Equity Income Fund	26,684,200	427,214	5,888,095	95,958	801,884	12,189	31,770,411	507,011
Government and High Quality Bond	36,817,159	388,305	1,553,011	16,997	268,560	2,939	38,101,610	402,391
Fund
High Yield Fund	19,842,385	146,788	915,139	7,086	1,712,978	13,213	19,044,546	140,115
Income Fund	37,749,939	336,666	1,856,964	17,284	1,094,778	10,184	38,512,125	343,732
International Emerging Markets Fund	3,675,100	85,759	28,231	641	509,895	11,299	3,193,436	72,125
LargeCap Growth Fund	42,052,181	245,550	157,185	1,080	17,306,261	128,314	24,903,105	135,455
LargeCap Growth Fund II	40,461,476	325,275	186,082	1,368	16,464,265	126,788	24,183,293	177,505
LargeCap Value Fund III	16,541,321	153,862	10,769,054	106,227	141,960	1,295	27,168,415	258,540
MidCap Blend Fund	10,138,373	97,700	76,957	877	3,630,523	44,476	6,584,807	57,231
MidCap Stock Fund	—	—	—	—	—	—	—	—
Money Market Fund	147,639	148	—	—	140,000	140	7,639	8
Preferred Securities Fund	15,519,833	134,027	587,598	5,367	1,301,271	11,911	14,806,160	126,979
Principal Capital Appreciation Fund	4,143,692	122,534	72,217	2,530	212,750	7,493	4,003,159	117,649
Real Estate Securities Fund	6,505,796	97,884	84,553	1,160	431,783	5,738	6,158,566	91,457
Short-Term Income Fund	5,008,556	57,618	124,908	1,486	1,255,183	14,970	3,878,281	44,549
SmallCap Growth Fund	9,131,566	46,137	32,335	219	469,829	3,091	8,694,072	43,012
SmallCap Value Fund	4,370,987	68,307	78,246	1,001	64,171	882	4,385,062	68,190

		$ 3,141,811	$ 340,097		$ 409,589			$ 3,055,649

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 2,204		$ (1,533)			$ —
Diversified International Fund		3,511			(2,953)			—
Equity Income Fund		6,736			(3,972)			—
Government and High Quality Bond Fund		9,503			28			—
High Yield Fund		6,723			(546)			—
Income Fund		11,470			(34)			—
International Emerging Markets Fund		640			(2,976)			—
LargeCap Growth Fund		50			17,139			—
LargeCap Growth Fund II		1,139			(22,350)			—
LargeCap Value Fund III		2,513			(254)			—
MidCap Blend Fund		876			3,130			—
MidCap Stock Fund		—			—			—
Money Market Fund		—			—			—
Preferred Securities Fund		5,048			(504)			—
Principal Capital Appreciation Fund		1,269			78			904
Real Estate Securities Fund		1,128			(1,849)			—
Short-Term Income Fund		951			415			—
SmallCap Growth Fund		—			(253)			—
SmallCap Value Fund		502			(236)			—
	$ 54,263		$ (16,670)			$ 904

See accompanying notes

357

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.88%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.88%
Disciplined LargeCap Blend Fund (a)	2,438,370 $	28,675
Diversified International Fund (a)	4,806,534	43,499
Equity Income Fund (a)	4,758,440	77,515
Government and High Quality Bond Fund (a)	14,934,218	163,978
High Yield Fund (a)	6,265,428	50,186
Income Fund (a)	14,257,856	134,166
International Emerging Markets Fund (a)	546,558	12,680
LargeCap Growth Fund (a)	4,454,919	33,546
LargeCap Growth Fund II (a)	4,255,585	33,023
LargeCap Value Fund III (a)	3,988,162	39,563
MidCap Blend Fund (a)	993,900	12,632
Money Market Fund (a)	8,447	8
Preferred Securities Fund (a)	3,786,630	36,087
Principal Capital Appreciation Fund (a)	662,008	25,057
Real Estate Securities Fund (a)	1,064,151	16,218
Short-Term Income Fund (a)	3,365,448	40,318
SmallCap Growth Fund (a),(b)	1,437,147	10,635
SmallCap Value Fund (a)	731,950	10,606
	$ 768,392
TOTAL INVESTMENT COMPANIES	$ 768,392
Total Investments	$ 768,392
Other Assets in Excess of Liabilities, Net -
0.12%	$ 937
TOTAL NET ASSETS - 100.00%	$ 769,329

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 46,740
Unrealized Depreciation	(13,162)
Net Unrealized Appreciation (Depreciation)	$ 33,578
Cost for federal income tax purposes	$ 734,814
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	55 .21%
Domestic Equity Funds	37 .37%
International Equity Funds	7 .30%
Other Assets in Excess of Liabilities, Net	0 .12%
TOTAL NET ASSETS	100.00%

See accompanying notes

358

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	2,309,238 $	27,269	184,470 $	2,044	55,338 $	615	2,438,370 $	28,550
Diversified International Fund	3,409,604	33,060	1,466,800	13,520	69,870	633	4,806,534	45,613
Equity Income Fund	3,795,060	60,390	1,041,239	16,828	77,859	1,192	4,758,440	75,640
Government and High Quality Bond	13,486,938	143,734	1,698,050	18,597	250,770	2,749	14,934,218	159,574
Fund
High Yield Fund	5,931,332	44,126	527,404	4,098	193,308	1,501	6,265,428	46,618
Income Fund	13,005,027	117,065	1,565,706	14,579	312,877	2,918	14,257,856	128,713
International Emerging Markets Fund	609,832	12,428	4,876	111	68,150	1,532	546,558	10,651
LargeCap Growth Fund	6,062,424	35,097	237,383	1,602	1,844,888	13,711	4,454,919	24,663
LargeCap Growth Fund II	5,929,496	44,672	83,145	598	1,757,056	13,552	4,255,585	29,299
LargeCap Value Fund III	2,230,473	20,469	1,795,634	17,585	37,945	349	3,988,162	37,640
MidCap Blend Fund	1,672,254	18,635	68,179	777	746,533	9,203	993,900	9,979
MidCap Stock Fund	—	—	—	—	—	—	—	—
Money Market Fund	2,238,447	2,238	—	—	2,230,000	2,230	8,447	8
Preferred Securities Fund	3,695,304	31,335	237,155	2,173	145,829	1,344	3,786,630	32,118
Principal Capital Appreciation Fund	652,749	19,101	28,748	1,001	19,489	688	662,008	19,327
Real Estate Securities Fund	1,073,221	14,744	29,807	394	38,877	514	1,064,151	14,406
Short-Term Income Fund	2,938,610	34,083	443,338	5,275	16,500	197	3,365,448	39,161
SmallCap Growth Fund	1,445,730	7,480	35,904	233	44,487	297	1,437,147	7,359
SmallCap Value Fund	687,702	9,552	51,272	634	7,024	90	731,950	10,064

	$ 675,478		$ 100,049		$ 53,315		$ 719,383

				Realized Gain/Loss		Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 360		$ (148)			$ —
Diversified International Fund		544			(334)			—
Equity Income Fund		998			(386)			—
Government and High Quality Bond Fund		3,603			(8)			—
High Yield Fund		2,126			(105)			—
Income Fund		4,088			(13)			—
International Emerging Markets Fund		111			(356)			—
LargeCap Growth Fund		7			1,675			—
LargeCap Growth Fund II		169			(2,419)			—
LargeCap Value Fund III		345			(65)			—
MidCap Blend Fund		148			(230)			—
MidCap Stock Fund		—			—			—
Money Market Fund		—			—			—
Preferred Securities Fund		1,261			(46)			—
Principal Capital Appreciation Fund		204			(87)			145
Real Estate Securities Fund		191			(218)			—
Short-Term Income Fund		623			—			—
SmallCap Growth Fund		—			(57)			—
SmallCap Value Fund		82			(32)			—
	$ 14,860		$ (2,829)			$ 145

See accompanying notes

359

		Schedule of Investments
	SAM Conservative Growth Portfolio
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.16%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
100.16%
Disciplined LargeCap Blend Fund (a)	12,583,263 $	147,979
Diversified International Fund (a)	27,275,757	246,846
Equity Income Fund (a)	29,398,324	478,899
Government and High Quality Bond Fund (a)	12,206,401	134,026
High Yield Fund (a)	8,791,160	70,417
Income Fund (a)	11,095,034	104,404
International Emerging Markets Fund (a)	3,027,177	70,231
LargeCap Growth Fund (a)	21,098,867	158,875
LargeCap Growth Fund II (a)	20,088,817	155,889
LargeCap Value Fund III (a)	30,411,790	301,685
MidCap Blend Fund (a)	8,007,416	101,774
Money Market Fund (a)	191,086	191
Preferred Securities Fund (a)	4,881,539	46,521
Principal Capital Appreciation Fund (a)	4,054,091	153,447
Real Estate Securities Fund (a)	5,392,072	82,175
Short-Term Income Fund (a)	1,122,961	13,453
SmallCap Growth Fund (a),(b)	7,477,622	55,334
SmallCap Value Fund (a)	3,988,923	57,800
	$ 2,379,946
TOTAL INVESTMENT COMPANIES	$ 2,379,946
Total Investments	$ 2,379,946
Liabilities in Excess of Other Assets, Net -
(0.16)%	$ (3,757)
TOTAL NET ASSETS - 100.00%	$ 2,376,189

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 151,188
Unrealized Depreciation	(99,304)
Net Unrealized Appreciation (Depreciation)	$ 51,884
Cost for federal income tax purposes	$ 2,328,062
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	71 .29%
Fixed Income Funds	15 .53%
International Equity Funds	13 .34%
Liabilities in Excess of Other Assets, Net	(0 .16)%
TOTAL NET ASSETS	100.00%

See accompanying notes

360

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	13,183,201	$ 163,926	227,498 $	2,514	827,436 $	9,227	12,583,263	$ 155,292
Diversified International Fund	23,525,484	255,896	5,145,817	47,743	1,395,544	12,519	27,275,757	285,179
Equity Income Fund	25,484,522	414,995	5,059,984	82,408	1,146,182	17,443	29,398,324	474,260
Government and High Quality Bond	12,035,406	126,487	420,379	4,600	249,384	2,735	12,206,401	128,364
Fund
High Yield Fund	9,214,183	66,759	404,109	3,125	827,132	6,395	8,791,160	63,497
Income Fund	11,001,491	96,926	507,577	4,722	414,034	3,851	11,095,034	97,804
International Emerging Markets Fund	3,344,549	84,865	31,570	716	348,942	7,774	3,027,177	75,604
LargeCap Growth Fund	39,663,028	239,185	69,131	453	18,633,292	137,910	21,098,867	119,157
LargeCap Growth Fund II	37,565,529	305,429	199,899	1,449	17,676,611	136,062	20,088,817	146,399
LargeCap Value Fund III	15,640,812	151,918	15,414,869	152,067	643,891	5,876	30,411,790	296,961
MidCap Blend Fund	11,622,318	115,378	95,768	1,087	3,710,670	45,238	8,007,416	71,340
MidCap Stock Fund	—	—	—	—	—	—	—	—
Money Market Fund	12,276,629	12,277	—	—	12,085,543	12,086	191,086	191
Preferred Securities Fund	5,184,084	44,978	185,690	1,694	488,235	4,480	4,881,539	42,106
Principal Capital Appreciation Fund	4,281,894	129,734	74,224	2,594	302,027	10,651	4,054,091	121,869
Real Estate Securities Fund	5,728,988	90,021	87,034	1,168	423,950	5,787	5,392,072	83,738
Short-Term Income Fund	1,101,970	12,740	20,991	250	—	—	1,122,961	12,990
SmallCap Growth Fund	8,056,377	41,310	26,555	173	605,310	4,028	7,477,622	37,492
SmallCap Value Fund	4,034,684	66,309	55,483	693	101,244	1,352	3,988,923	65,238

		$ 2,419,133	$ 307,456		$ 423,414			$ 2,277,481

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 1,982		$ (1,921)			$ —
Diversified International Fund		3,613			(5,941)			—
Equity Income Fund		6,364			(5,700)			—
Government and High Quality Bond Fund		3,082			12			—
High Yield Fund		3,129			8			—
Income Fund		3,312			7			—
International Emerging Markets Fund		596			(2,203)			—
LargeCap Growth Fund		47			17,429			—
LargeCap Growth Fund II		1,055			(24,417)			—
LargeCap Value Fund III		2,320			(1,148)			—
MidCap Blend Fund		1,000			113			—
MidCap Stock Fund		—			—			—
Money Market Fund		—			—			—
Preferred Securities Fund		1,676			(86)			—
Principal Capital Appreciation Fund		1,304			192			929
Real Estate Securities Fund		1,001			(1,664)			—
Short-Term Income Fund		217			—			—
SmallCap Growth Fund		—			37			—
SmallCap Value Fund		464			(412)			—
	$ 31,162		$ (25,694)			$ 929

See accompanying notes

361

		Schedule of Investments
	SAM Flexible Income Portfolio
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.78%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.78%
Disciplined LargeCap Blend Fund (a)	1,741,241 $	20,477
Diversified International Fund (a)	3,576,041	32,363
Equity Income Fund (a)	3,502,064	57,049
Government and High Quality Bond Fund (a)	19,756,196	216,923
High Yield Fund (a)	8,511,771	68,179
Income Fund (a)	20,933,730	196,986
International Emerging Markets Fund (a)	359,428	8,339
LargeCap Growth Fund (a)	2,481,576	18,686
LargeCap Growth Fund II (a)	2,332,229	18,098
LargeCap Value Fund III (a)	4,660,846	46,235
MidCap Blend Fund (a)	1,046,152	13,296
Money Market Fund (a)	9,787	10
Preferred Securities Fund (a)	5,783,293	55,115
Principal Capital Appreciation Fund (a)	243,266	9,208
Real Estate Securities Fund (a)	749,125	11,417
Short-Term Income Fund (a)	6,220,752	74,525
SmallCap Growth Fund (a),(b)	908,882	6,726
SmallCap Value Fund (a)	462,719	6,705
	$ 860,337
TOTAL INVESTMENT COMPANIES	$ 860,337
Total Investments	$ 860,337
Other Assets in Excess of Liabilities, Net -
0.22%	$ 1,863
TOTAL NET ASSETS - 100.00%	$ 862,200

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 54,549
Unrealized Depreciation	(13,735)
Net Unrealized Appreciation (Depreciation)	$ 40,814
Cost for federal income tax purposes	$ 819,523
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70 .95%
Domestic Equity Funds	24 .11%
International Equity Funds	4 .72%
Other Assets in Excess of Liabilities, Net	0 .22%
TOTAL NET ASSETS	100.00%

See accompanying notes

362

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	1,619,134 $	16,851	131,962 $	1,448	9,855 $	115	1,741,241 $	18,188
Diversified International Fund	2,560,649	32,440	1,091,487	9,975	76,095	694	3,576,041	41,209
Equity Income Fund	2,494,058	35,377	1,050,471	16,997	42,465	653	3,502,064	51,586
Government and High Quality Bond	17,984,158	190,693	1,979,320	21,670	207,282	2,269	19,756,196	210,093
Fund
High Yield Fund	8,318,436	59,094	513,671	3,981	320,336	2,476	8,511,771	60,532
Income Fund	19,395,458	173,238	1,965,499	18,286	427,227	3,975	20,933,730	187,527
International Emerging Markets Fund	382,305	9,755	7,131	157	30,008	682	359,428	8,858
LargeCap Growth Fund	4,705,941	24,843	81,119	550	2,305,484	17,072	2,481,576	12,071
LargeCap Growth Fund II	4,575,196	35,788	44,399	321	2,287,366	17,625	2,332,229	15,364
LargeCap Value Fund III	3,061,435	27,070	1,684,637	16,419	85,226	787	4,660,846	42,585
MidCap Blend Fund	1,726,350	16,861	13,181	150	693,379	8,409	1,046,152	9,063
MidCap Stock Fund	—	—	—	—	—	—	—	—
Money Market Fund	759,787	760	—	—	750,000	750	9,787	10
Preferred Securities Fund	6,321,729	51,274	253,329	2,326	791,765	7,419	5,783,293	45,951
Principal Capital Appreciation Fund	252,309	6,162	3,803	133	12,846	457	243,266	5,884
Real Estate Securities Fund	777,367	10,272	9,931	136	38,173	507	749,125	9,775
Short-Term Income Fund	5,759,595	66,641	557,029	6,630	95,872	1,141	6,220,752	72,132
SmallCap Growth Fund	974,450	4,655	—	—	65,568	439	908,882	4,130
SmallCap Value Fund	445,866	6,563	33,302	425	16,449	209	462,719	6,702

	$ 768,337		$ 99,604		$ 65,679		$ 801,660

				Realized Gain/Loss		Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 257		$ 4			$ —
Diversified International Fund		404			(512)			—
Equity Income Fund		721			(135)			—
Government and High Quality Bond Fund		4,779			(1)			—
High Yield Fund		2,934			(67)			—
Income Fund		6,048			(22)			—
International Emerging Markets Fund		70			(372)			—
LargeCap Growth Fund		6			3,750			—
LargeCap Growth Fund II		130			(3,120)			—
LargeCap Value Fund III		460			(117)			—
MidCap Blend Fund		150			461			—
MidCap Stock Fund		—			—			—
Money Market Fund		—			—			—
Preferred Securities Fund		2,036			(230)			—
Principal Capital Appreciation Fund		78			46			55
Real Estate Securities Fund		136			(126)			—
Short-Term Income Fund		1,171			2			—
SmallCap Growth Fund		—			(86)			—
SmallCap Value Fund		52			(77)			—
	$ 19,432		$ (602)			$ 55

See accompanying notes

363

		Schedule of Investments
	SAM Strategic Growth Portfolio
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.21%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
100.21%
Disciplined LargeCap Blend Fund (a)	11,320,762 $	133,132
Diversified International Fund (a)	20,677,242	187,129
Equity Income Fund (a)	19,443,212	316,730
High Yield Fund (a)	8,325,933	66,691
International Emerging Markets Fund (a)	2,191,874	50,851
LargeCap Growth Fund (a)	14,847,012	111,798
LargeCap Growth Fund II (a)	14,145,981	109,773
LargeCap Value Fund III (a)	21,607,004	214,341
MidCap Blend Fund (a)	5,709,126	72,563
Money Market Fund (a)	23,392	23
Principal Capital Appreciation Fund (a)	2,891,990	109,462
Real Estate Securities Fund (a)	3,942,518	60,084
Short-Term Income Fund (a)	6,390	77
SmallCap Growth Fund (a),(b)	5,972,029	44,193
SmallCap Value Fund (a)	3,003,209	43,517
	$ 1,520,364
TOTAL INVESTMENT COMPANIES	$ 1,520,364
Total Investments	$ 1,520,364
Liabilities in Excess of Other Assets, Net -
(0.21)%	$ (3,205)
TOTAL NET ASSETS - 100.00%	$ 1,517,159

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 83,589
Unrealized Depreciation	(92,704)
Net Unrealized Appreciation (Depreciation)	$ (9,115)
Cost for federal income tax purposes	$ 1,529,479
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	80 .13%
International Equity Funds	15 .68%
Fixed Income Funds	4 .40%
Liabilities in Excess of Other Assets, Net	(0 .21)%
TOTAL NET ASSETS	100.00%

See accompanying notes

364

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	11,875,520	$ 157,721	231,362 $	2,560	786,120 $	8,782	11,320,762	$ 148,861
Diversified International Fund	16,822,219	185,346	4,822,191	44,678	967,168	8,695	20,677,242	217,106
Equity Income Fund	17,070,813	286,494	3,223,225	52,427	850,826	12,993	19,443,212	321,657
High Yield Fund	8,909,061	66,767	436,917	3,378	1,020,045	7,981	8,325,933	61,903
International Emerging Markets Fund	2,554,633	59,663	19,741	448	382,500	8,497	2,191,874	50,072
LargeCap Growth Fund	26,782,985	164,845	111,122	743	12,047,095	89,080	14,847,012	86,553
LargeCap Growth Fund II	25,474,007	208,461	175,837	1,276	11,503,863	88,479	14,145,981	105,876
LargeCap Value Fund III	12,710,109	118,699	9,284,608	91,505	387,713	3,546	21,607,004	205,974
MidCap Blend Fund	8,205,250	79,932	90,140	1,031	2,586,264	31,482	5,709,126	51,470
MidCap Stock Fund	—	—	—	—	—	—	—	—
Money Market Fund	4,559,288	4,559	—	—	4,535,896	4,536	23,392	23
Principal Capital Appreciation Fund	3,051,201	93,598	61,567	2,151	220,778	7,805	2,891,990	88,101
Real Estate Securities Fund	4,188,469	67,616	70,331	942	316,282	4,315	3,942,518	62,369
Short-Term Income Fund	399,276	4,610	6,615	78	399,501	4,763	6,390	71
SmallCap Growth Fund	6,319,407	35,018	30,651	192	378,029	2,510	5,972,029	32,525
SmallCap Value Fund	3,031,283	50,379	50,145	624	78,219	1,027	3,003,209	49,641

		$ 1,583,708	$ 202,033		$ 284,491			$ 1,482,202

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 1,792		$ (2,638)			$ —
Diversified International Fund		2,587			(4,223)			—
Equity Income Fund		4,265			(4,271)			—
High Yield Fund		3,060			(261)			—
International Emerging Markets Fund		448			(1,542)			—
LargeCap Growth Fund		32			10,045			—
LargeCap Growth Fund II		717			(15,382)			—
LargeCap Value Fund III		1,914			(684)			—
MidCap Blend Fund		707			1,989			—
MidCap Stock Fund		—			—			—
Money Market Fund		—			—			—
Principal Capital Appreciation Fund		934			157			665
Real Estate Securities Fund		731			(1,874)			—
Short-Term Income Fund		68			146			—
SmallCap Growth Fund		—			(175)			—
SmallCap Value Fund		349			(335)			—
	$ 17,604		$ (19,048)			$ 665

See accompanying notes

365

Schedule of Investments
Short-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 83.20%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 1.12%			Banks (continued)
BAE Systems Holdings Inc			SunTrust Preferred Capital I
4.75%, 8/15/2010(a)	$ 500	$ 505	5.85%, 12/31/2049(b)	$ 62	$ 48
Boeing Co/The			US Bancorp
1.88%, 11/20/2012	800	810	2.88%, 11/20/2014	300	299
5.00%, 3/15/2014	170	186	3.15%, 3/4/2015	375	377
		$ 1,501	Wachovia Corp
Agriculture - 0.30%			0.40%, 3/1/2012(b)	275	273
Reynolds American Inc			5.35%, 3/15/2011	600	622
6.50%, 7/15/2010	400	403	Wells Fargo & Co
			3.63%, 4/15/2015	600	609
Automobile Asset Backed Securities - 1.97%			Westpac Banking Corp
Bank of America Auto Trust			2.25%, 11/19/2012	700	708
1.70%, 12/15/2011(a)	309	309			$ 16,142
2.67%, 7/15/2013(a)	305	311	Beverages - 2.31%
Capital Auto Receivables Asset Trust			Anheuser-Busch InBev Worldwide Inc
5.52%, 3/15/2011(b)	309	310	2.50%, 3/26/2013(a)	500	502
Ford Credit Auto Lease Trust			Dr Pepper Snapple Group Inc
1.04%, 3/15/2013(a)	300	300	2.35%, 12/21/2012	790	799
Ford Credit Auto Owner Trust			PepsiCo Inc/NC
3.96%, 4/15/2012	367	372	3.10%, 1/15/2015	1,350	1,374
5.47%, 9/15/2012(b)	350	367	SABMiller PLC
Honda Auto Receivables Owner Trust			6.20%, 7/1/2011(a)	400	420
1.50%, 11/15/2010	379	380			$ 3,095
Nissan Auto Receivables Owner Trust			Biotechnology - 0.61%
4.28%, 7/15/2013	280	291	Life Technologies Corp
		$ 2,640	3.38%, 3/1/2013	800	811
Automobile Floor Plan Asset Backed Securities -
0.17%			Building Materials - 0.78%
Nissan Master Owner Trust Receivables			CRH America Inc
1.40%, 1/15/2015(a),(b)	230	231	6.95%, 3/15/2012	400	434
			Lafarge SA
Banks - 12.07%			6.15%, 7/15/2011	590	615
American Express Bank FSB					$ 1,049
5.50%, 4/16/2013	650	703	Chemicals - 1.80%
BAC Capital Trust XIII			EI du Pont de Nemours & Co
0.66%, 3/15/2043(b)	435	298	3.25%, 1/15/2015	400	408
BAC Capital Trust XIV			Praxair Inc
5.63%, 3/15/2043(b)	550	403	1.75%, 11/15/2012	2,000	2,009
Banco Santander Chile					$ 2,417
2.88%, 11/13/2012(a)	335	335	Commercial Services - 1.01%
Bank of America Corp			Yale University
4.90%, 5/1/2013	615	647	2.90%, 10/15/2014	1,330	1,358
Bank of New York Mellon Corp/The
4.50%, 4/1/2013	595	637	Computers - 0.16%
Bank of Nova Scotia			Seagate Technology HDD Holdings
2.25%, 1/22/2013	900	908	6.38%, 10/1/2011	200	208
Barclays Bank PLC
2.50%, 1/23/2013	2,100	2,113	Consumer Products - 0.69%
BNP Paribas/BNP Paribas US Medium-Term Note			Clorox Co
Program LLC			3.55%, 11/1/2015	890	920
2.13%, 12/21/2012	300	303
Capital One Financial Corp			Credit Card Asset Backed Securities - 0.30%
5.70%, 9/15/2011	300	314	Capital One Multi-Asset Execution Trust
Citigroup Inc			0.54%, 7/15/2013(b)	400	400
5.50%, 8/27/2012	550	578
5.50%, 4/11/2013	750	792	Diversified Financial Services - 8.99%
Deutsche Bank AG/London			American Honda Finance Corp
5.38%, 10/12/2012	630	680	2.38%, 3/18/2013(a)	800	804
Goldman Sachs Group Inc/The			BlackRock Inc
0.43%, 2/6/2012(b)	175	172	2.25%, 12/10/2012	2,000	2,033
6.88%, 1/15/2011	1,050	1,087	Capital One Bank USA NA
JP Morgan Chase & Co			5.75%, 9/15/2010	250	254
3.70%, 1/20/2015	900	919	CDP Financial Inc
5.60%, 6/1/2011	600	627	3.00%, 11/25/2014(a)	750	747
Morgan Stanley			Countrywide Financial Corp
4.20%, 11/20/2014	500	499	5.80%, 6/7/2012	375	399
4.75%, 4/1/2014	300	306	Ford Motor Credit Co LLC
Santander US Debt SA Unipersonal			9.88%, 8/10/2011	175	185
2.49%, 1/18/2013(a)	900	885

See accompanying notes

366

Schedule of Investments
Short-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Home Equity Asset Backed Securities
General Electric Capital Corp			(continued)
2.80%, 1/8/2013	$ 1,250 $	1,271	Residential Asset Securities Corp
3.75%, 11/14/2014	750	769	4.47%, 3/25/2032	$ 381 $	376
4.80%, 5/1/2013	575	615	4.59%, 8/25/2031	125	122
5.25%, 10/19/2012	750	808		$ 2,923
Genworth Global Funding Trusts			Insurance - 3.80%
5.20%, 10/8/2010	375	381	Berkshire Hathaway Inc
HSBC Finance Corp			0.68%, 2/11/2013(b)	1,260	1,264
0.61%, 9/14/2012(b)	325	321	3.20%, 2/11/2015	600	611
International Lease Finance Corp			Genworth Financial Inc
5.30%, 5/1/2012	400	390	6.15%, 11/15/2066(b)	185	148
Merrill Lynch & Co Inc			Metropolitan Life Global Funding I
0.45%, 11/1/2011(b)	300	297	2.50%, 1/11/2013(a)	850	853
0.48%, 6/5/2012(b)	250	245	New York Life Global Funding
5.45%, 2/5/2013	120	128	4.65%, 5/9/2013(a)	795	853
6.05%, 8/15/2012	400	429	Pacific Life Global Funding
6.15%, 4/25/2013	550	595	0.50%, 6/22/2011(a),(b)	175	174
TD Ameritrade Holding Corp			Prudential Financial Inc
2.95%, 12/1/2012	415	423	5.15%, 1/15/2013	950	1,011
Textron Financial Canada Funding Corp			Sun Life Financial Global Funding LP
5.13%, 11/1/2010	650	658	0.54%, 7/6/2010(a),(b)	175	175
USB Realty Corp				$ 5,089
6.09%, 12/22/2049(a),(b)	330	278	Media - 1.84%
	$ 12,030		Comcast Corp
Electric - 1.76%			5.45%, 11/15/2010	300	307
Duke Energy Ohio Inc			COX Communications Inc
2.10%, 6/15/2013	2,250	2,261	7.13%, 10/1/2012	300	337
Indiantown Cogeneration LP			DirecTV Holdings LLC / DirecTV Financing Co
9.26%, 12/15/2010	88	89	Inc
	$ 2,350		6.38%, 6/15/2015	1,750	1,813
Electronics - 1.28%				$ 2,457
Thermo Fisher Scientific Inc			Miscellaneous Manufacturing - 0.76%
2.15%, 12/28/2012(a)	1,720	1,718	Tyco Electronics Group SA
			6.00%, 10/1/2012	150	162
Finance - Mortgage Loan/Banker - 13.10%			Tyco International Finance SA
Fannie Mae			3.38%, 10/15/2015(d)	850	853
4.75%, 12/15/2010	6,000	6,161		$ 1,015
Federal Home Loan Banks			Mortgage Backed Securities - 12.49%
1.63%, 7/27/2011	11,250	11,374	Banc of America Commercial Mortgage Inc
	$ 17,535		0.61%, 7/10/2046(b)	45,415	581
Food - 2.39%			6.85%, 4/15/2036	200	202
General Mills Inc			Banc of America Mortgage Securities Inc
8.02%, 2/5/2013	650	746	4.03%, 5/25/2035(b)	44	44
Kraft Foods Inc			Bear Stearns Adjustable Rate Mortgage Trust
2.63%, 5/8/2013	2,400	2,454	3.71%, 9/25/2034(b)	267	235
	$ 3,200		Bear Stearns Alt-A Trust
Healthcare - Products - 0.52%			0.54%, 7/25/2035(b)	27	7
Angiotech Pharmaceuticals Inc			Bear Stearns Commercial Mortgage Securities
4.00%, 12/1/2013(b)	225	184	0.38%, 2/11/2041(b)	17,620	104
Covidien International Finance SA			7.00%, 5/20/2030	386	405
5.45%, 10/15/2012	465	507	Bella Vista Mortgage Trust
	$ 691		0.51%, 5/20/2045(b),(c)	131	75
Home Equity Asset Backed Securities - 2.19%			Chase Commercial Mortgage Securities Corp
Bear Stearns Asset Backed Securities Trust			7.56%, 10/15/2032	500	505
0.44%, 6/25/2047(b)	950	622	Citigroup / Deutsche Bank Commercial Mortgage
0.86%, 3/25/2034(b)	409	308	Trust
Countrywide Asset-Backed Certificates			0.37%, 11/15/2044(a)	46,390	378
5.51%, 8/25/2036	430	323	Commercial Mortgage Pass Through Certificates
5.56%, 4/25/2036	689	300	1.68%, 6/10/2010(a),(b)	3,145	5
5.81%, 11/25/2036	883	410	Countrywide Alternative Loan Trust
First NLC Trust			0.53%, 5/20/2046(b)	1,160	232
0.76%, 5/25/2035(b)	176	93	0.54%, 6/25/2036(b),(c)	1,203	230
Indymac Seconds Asset Backed Trust			0.76%, 9/25/2036(b)	318	201
5.77%, 5/25/2036(b)	140	129	1.77%, 7/20/2035(b)	295	158
New Century Home Equity Loan Trust			6.00%, 5/25/2036	584	443
4.76%, 11/25/2033	239	233	Countrywide Asset-Backed Certificates
Option One Mortgage Loan Trust			0.53%, 1/25/2036(b),(c)	406	310
0.71%, 3/25/2037(b),(c)	500	7	0.54%, 11/25/2035(b)	64	60

See accompanying notes

367

Schedule of Investments
Short-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities			Wachovia Bank Commercial Mortgage Trust
Corp			(continued)
0.42%, 8/15/2038(a)	$ 37,061 $	215	0.49%, 4/15/2042(a),(b)	$ 62,036 $	412
Fannie Mae			WaMu Mortgage Pass Through Certificates
0.51%, 3/25/2035(b)	72	71	0.51%, 11/25/2045(b)	40	40
0.56%, 2/25/2032(b)	136	136	0.53%, 4/25/2045(b)	69	44
Fannie Mae Whole Loan			0.55%, 7/25/2045(b)	129	107
0.46%, 5/25/2035(b),(c)	261	260	2.39%, 3/25/2033(b)	84	76
Freddie Mac				$ 16,709
0.65%, 7/15/2023(b)	546	545	Office & Business Equipment - 0.61%
0.70%, 6/15/2023(b)	199	197	Xerox Corp
GE Capital Commercial Mortgage Corp			4.25%, 2/15/2015	495	506
0.77%, 3/10/2040(a),(b)	1,854	11	5.50%, 5/15/2012	295	315
5.99%, 12/10/2035	18	18		$ 821
Ginnie Mae			Oil & Gas - 1.67%
1.26%, 10/16/2012(b)	3,813	92	Canadian Natural Resources Ltd
GMAC Commercial Mortgage Securities Inc			5.15%, 2/1/2013	650	700
0.56%, 8/10/2038(a),(b)	48,418	248	Husky Energy Inc
1.02%, 3/10/2038(a),(b)	1,753	14	5.90%, 6/15/2014	1,000	1,107
GMAC Mortgage Corp Loan Trust			6.25%, 6/15/2012	400	434
5.25%, 7/25/2034	684	588		$ 2,241
Greenwich Capital Commercial Funding Corp			Oil & Gas Services - 0.50%
0.46%, 12/10/2049(a),(b)	46,415	535
			Weatherford International Inc
GSR Mortgage Loan Trust			5.95%, 6/15/2012	375	405
4.42%, 7/25/2035(b)	439	419
			6.63%, 11/15/2011	250	268
Impac CMB Trust				$ 673
0.51%, 5/25/2037(b),(c)	590	477
1.26%, 10/25/2033(b)	47	31	Other Asset Backed Securities - 2.06%
			Carrington Mortgage Loan Trust
Indymac Index Mortgage Loan Trust			0.54%, 12/25/2035(b)	475	436
0.44%, 2/25/2037(b)	930	580
0.50%, 6/25/2037(b),(c)	691	443	CNH Equipment Trust
0.86%, 4/25/2034(b)	39	22	4.12%, 5/15/2012	184	186
			Countrywide Asset-Backed Certificates
JP Morgan Chase Commercial Mortgage Securities			6.02%, 9/25/2046(b)	1,879	1,437
Corp			Countrywide Home Equity Loan Trust
5.31%, 1/15/2049	625	629	0.48%, 12/15/2035(b)	81	30
7.20%, 11/15/2035(a),(b)	350	351
			0.49%, 2/15/2036(b)	125	102
JP Morgan Mortgage Trust			First-Citizens Home Equity Loan LLC
3.81%, 5/25/2034	232	227	0.46%, 9/15/2022(a),(b)	155	84
3.87%, 6/25/2035(b)	309	274
			GMAC Mortgage Corp Loan Trust
LB-UBS Commercial Mortgage Trust			0.44%, 8/25/2035(b)	131	51
1.64%, 10/15/2035(a),(b)	8,601	263
4.44%, 12/15/2029(b)	1,000	1,021	John Deere Owner Trust
			4.18%, 6/15/2012	245	248
6.06%, 6/15/2020	33	33	Marriott Vacation Club Owner Trust
MASTR Asset Securitization Trust			5.81%, 10/20/2029(a)	143	146
5.25%, 9/25/2033(b)	115	115
			Nomura Asset Acceptance Corp
Merrill Lynch / Countrywide Commercial			0.48%, 1/25/2036(a),(b)	203	42
Mortgage Trust
0.67%, 9/12/2049(b)	21,791	453		$ 2,762
0.86%, 7/12/2046	43,313	1,005	Packaging & Containers - 0.14%
Merrill Lynch Mortgage Trust			Pactiv Corp
0.25%, 7/12/2038	80,770	529	5.88%, 7/15/2012	175	187
0.33%, 11/12/2035(a),(b)	24,778	33
0.40%, 9/12/2042(b)	40,710	284	Pharmaceuticals - 0.71%
Morgan Stanley Dean Witter Capital I			Cardinal Health Inc
6.54%, 2/15/2031	15	16	5.65%, 6/15/2012	51	55
New Century Alternative Mortgage Loan Trust			Novartis Capital Corp
5.91%, 7/25/2036(b)	275	260	1.90%, 4/24/2013	900	903
Residential Accredit Loans Inc				$ 958
4.14%, 12/25/2035(b)	103	60	Pipelines - 0.74%
6.00%, 11/25/2032	452	456	NGPL PipeCo LLC
			6.51%, 12/15/2012(a)	650	714
Residential Funding Mortgage Securities I
3.61%, 11/25/2035(b)	424	296	ONEOK Partners LP
5.66%, 2/25/2036(b)	234	181	5.90%, 4/1/2012	255	273
Structured Asset Mortgage Investments Inc				$ 987
0.57%, 9/25/2045(b)	110	66	Real Estate - 0.44%
Thornburg Mortgage Securities Trust			Regency Centers LP
0.96%, 12/25/2033(b)	412	375	8.45%, 9/1/2010	575	583
Wachovia Bank Commercial Mortgage Trust
0.34%, 1/15/2041(a),(b)	14,488	26

See accompanying notes

368

Schedule of Investments
Short-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Maturity
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS - 1.21%	(000's)	Value (000's)
REITS - 0.65%			Banks - 1.21%
Brandywine Operating Partnership LP			Investment in Joint Trading Account; Bank of	$ 443	$ 443
5.63%, 12/15/2010	$ 364	$ 370	America Repurchase Agreement; 0.19%
iStar Financial Inc			dated 04/30/10 maturing 05/03/10
6.00%, 12/15/2010	500	490	(collateralized by US Treasury Notes;
		$ 860	$452,282; 0.00% - 4.63%; dated 06/25/10 -
Retail - 0.34%			10/15/15)
CVS Caremark Corp			Investment in Joint Trading Account; Credit Suisse	288	289
0.55%, 6/1/2010(b)	450	450	Repurchase Agreement; 0.19% dated
			04/30/10 maturing 05/03/10 (collateralized by
Student Loan Asset Backed Securities - 0.46%			Sovereign Agency Issues; $294,185; 0.00% -
SLM Student Loan Trust			5.50%; dated 03/03/10 - 10/05/29)
1.42%, 10/25/2016(b)	600	611	Investment in Joint Trading Account; Deutsche	443	444
			Bank Repurchase Agreement; 0.18% dated
Telecommunications - 2.47%			04/30/10 maturing 05/03/10 (collateralized by
British Telecommunications PLC			Sovereign Agency Issues; $452,282; 1.13% -
5.15%, 1/15/2013	750	799	3.75%; dated 09/09/11 - 03/09/12)
Cisco Systems Inc			Investment in Joint Trading Account; Morgan	443	443
2.90%, 11/17/2014	335	342	Stanley Repurchase Agreement; 0.18% dated
Rogers Cable Inc			04/30/10 maturing 05/03/10 (collateralized by
7.88%, 5/1/2012	500	557	Sovereign Agency Issues; $452,281; 0.00% -
Telecom Italia Capital SA			5.85%; dated 03/03/10 - 02/19/25)
5.25%, 11/15/2013	750	790			$ 1,619
Telefonica Emisiones SAU			TOTAL REPURCHASE AGREEMENTS		$ 1,619
2.58%, 4/26/2013	800	802	Total Investments		$ 133,167
		$ 3,290	Other Assets in Excess of Liabilities, Net -
TOTAL BONDS		$ 111,315	0.47%		$ 628
	Principal		TOTAL NET ASSETS - 100.00%		$ 133,795
U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS - 15.12%	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation			(a)	Security exempt from registration under Rule 144A of the Securities Act of
(FHLMC) - 0.39%			1933. These securities may be resold in transactions exempt from
3.46%, 9/1/2035(b),(e)	$ 268	$ 277	registration, normally to qualified institutional buyers. Unless otherwise
4.50%, 7/1/2011(e)	63	64	indicated, these securities are not considered illiquid. At the end of the
6.50%, 12/1/2015(e)	14	15	period, the value of these securities totaled $12,877 or 9.62% of net
7.00%, 12/1/2022(e)	147	165	assets.
7.50%, 12/1/2029(e)	3	3	(b)	Variable Rate. Rate shown is in effect at April 30, 2010.
		$ 524	(c) Security is Illiquid
Federal National Mortgage Association (FNMA)			(d) Security purchased on a when-issued basis.
- 2.30%			(e)	This entity was put into conservatorship by the US Government in 2008.
2.62%, 1/1/2035(b),(e)	82	85	See Notes to Financial Statements for additional information.
2.79%, 2/1/2037(b),(e)	349	365	(f) Rate shown is the discount rate.
2.85%, 12/1/2032(b),(e)	120	125
2.86%, 2/1/2035(b),(e)	56	59
2.89%, 1/1/2035(b),(e)	316	327	Unrealized Appreciation (Depreciation)
3.04%, 10/1/2035(b),(e)	1,115	1,159	The net federal income tax unrealized appreciation (depreciation) and federal tax
3.37%, 7/1/2034(b),(e)	339	350	cost of investments held as of the period end were as follows:
3.39%, 7/1/2034(b),(e)	134	139
3.46%, 8/1/2034(b),(e)	200	208	Unrealized Appreciation		$ 1,886
4.00%, 7/1/2010(e)	77	78	Unrealized Depreciation		(8,123)
4.00%, 8/1/2010(e)	55	56	Net Unrealized Appreciation (Depreciation)		$ (6,237)
4.50%, 5/1/2010(e)	1	1	Cost for federal income tax purposes		$ 139,404
6.00%, 7/1/2028(e)	71	77	All dollar amounts are shown in thousands (000's)
7.50%, 10/1/2029(e)	12	14
8.00%, 5/1/2027(e)	5	5
8.50%, 5/1/2022(e)	30	34
		$ 3,082
U.S. Treasury - 12.43%
1.13%, 6/30/2011	10,500	10,575
1.38%, 4/15/2012	6,000	6,051
		$ 16,626
U.S. Treasury Bill - 0.00%
0.18%, 8/26/2010(f)	1	1

TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 20,233

See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	27 .16%
Government	25 .53%
Mortgage Securities	15 .18%
Consumer, Non-cyclical	8 .54%
Asset Backed Securities	7 .15%
Communications	4 .31%
Industrial	4 .08%
Energy	2 .91%
Basic Materials	1 .80%
Utilities	1 .76%
Technology	0 .77%
Consumer, Cyclical	0 .34%
Other Assets in Excess of Liabilities, Net	0 .47%
TOTAL NET ASSETS	100.00%

See accompanying notes

370

Schedule of Investments Short-Term Income Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 95.51%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.67%			Diversified Financial Services - 9.24%
General Dynamics Corp			American Express Credit Corp
1.80%, 7/15/2011	$ 2,600	$ 2,621	5.88%, 5/2/2013	$ 7,000	$ 7,653
United Technologies Corp			American Honda Finance Corp
4.38%, 5/1/2010	2,000	2,000	3.50%, 3/16/2015(a)	1,750	1,755
		$ 4,621	4.63%, 4/2/2013(a)	6,500	6,917
Agriculture - 0.80%			BlackRock Inc
Cargill Inc			2.25%, 12/10/2012	4,250	4,319
5.20%, 1/22/2013(a)	5,250	5,595	Caterpillar Financial Services Corp
			4.85%, 12/7/2012	2,500	2,697
Banks - 11.12%			Countrywide Financial Corp
Bank of America Corp			5.80%, 6/7/2012	4,000	4,257
2.10%, 4/30/2012	3,000	3,058	FMR LLC
4.50%, 4/1/2015	2,750	2,775	4.75%, 3/1/2013(a)	9,750	10,197
6.25%, 4/15/2012	2,750	2,961	General Electric Capital Corp
Citigroup Inc			2.80%, 1/8/2013	1,750	1,779
5.50%, 8/27/2012	2,500	2,627	5.72%, 8/22/2011	5,000	5,045
Commonwealth Bank of Australia			International Lease Finance Corp
3.75%, 10/15/2014(a)	12,500	12,772	6.38%, 3/25/2013	4,000	3,851
Goldman Sachs Group Inc/The			Jefferies Group Inc
5.25%, 10/15/2013	3,500	3,671	5.88%, 6/8/2014	4,000	4,252
JP Morgan Chase & Co			John Deere Capital Corp
2.20%, 6/15/2012	5,000	5,108	4.95%, 12/17/2012	4,000	4,346
3.70%, 1/20/2015	3,500	3,572	PACCAR Financial Corp
5.38%, 10/1/2012	5,250	5,709	1.95%, 12/17/2012	7,250	7,262
Morgan Stanley					$ 64,330
1.95%, 6/20/2012	4,500	4,568	Electric - 5.20%
5.63%, 1/9/2012	4,500	4,745	Commonwealth Edison Co
Regions Bank/Birmingham AL			4.70%, 4/15/2015	2,000	2,132
3.25%, 12/9/2011	4,500	4,665	5.40%, 12/15/2011	4,500	4,787
SunTrust Bank/Atlanta GA			7.50%, 7/1/2013	1,750	1,989
3.00%, 11/16/2011	3,500	3,615	Korea Electric Power Corp
Wells Fargo & Co			5.50%, 7/21/2014(a)	4,250	4,581
3.63%, 4/15/2015	5,250	5,330	Nisource Finance Corp
4.38%, 1/31/2013	5,500	5,814	6.15%, 3/1/2013	4,250	4,644
Westpac Banking Corp			Oncor Electric Delivery Co LLC
2.25%, 11/19/2012	6,250	6,325	5.95%, 9/1/2013	8,750	9,607
		$ 77,315	6.38%, 5/1/2012	2,000	2,169
Beverages - 1.60%			Virginia Electric and Power Co
Anheuser-Busch InBev Worldwide Inc			5.10%, 11/30/2012	5,750	6,266
2.50%, 3/26/2013(a)	4,500	4,522			$ 36,175
7.20%, 1/15/2014(a)	5,750	6,619	Environmental Control - 0.45%
		$ 11,141	Allied Waste North America Inc
Chemicals - 2.00%			5.75%, 2/15/2011	3,000	3,105
Air Products & Chemicals Inc
4.15%, 2/1/2013	1,750	1,840	Finance - Mortgage Loan/Banker - 12.40%
EI du Pont de Nemours & Co			Fannie Mae
3.25%, 1/15/2015	2,750	2,808	1.00%, 4/4/2012	10,000	9,983
5.00%, 7/15/2013	2,500	2,732	1.25%, 6/22/2012	10,000	10,005
PPG Industries Inc			1.75%, 5/7/2013	10,000	10,012
5.75%, 3/15/2013	6,000	6,553	1.88%, 4/20/2012	6,000	6,088
		$ 13,933	1.88%, 10/29/2012	5,250	5,259
Commercial Services - 1.58%			2.00%, 1/9/2012	16,000	16,266
ERAC USA Finance LLC			5.00%, 10/15/2011	10,000	10,601
5.80%, 10/15/2012(a)	5,250	5,674	Freddie Mac
Western Union Co/The			1.75%, 6/15/2012	2,500	2,525
5.40%, 11/17/2011	5,000	5,303	2.50%, 4/23/2014	10,000	10,110
		$ 10,977	5.75%, 1/15/2012	5,000	5,392
Computers - 1.37%					$ 86,241
Hewlett-Packard Co			Food - 0.22%
4.25%, 2/24/2012	4,000	4,224	Kellogg Co
International Business Machines Corp			5.13%, 12/3/2012	1,400	1,529
2.10%, 5/6/2013	5,250	5,307
		$ 9,531	Healthcare - Services - 0.65%
Consumer Products - 0.66%			UnitedHealth Group Inc
Clorox Co			4.88%, 2/15/2013	4,250	4,553
5.00%, 3/1/2013	4,250	4,605
			Home Equity Asset Backed Securities - 2.75%
			Aegis Asset Backed Securities Trust
			0.74%, 3/25/2035(b)	7,412	7,219

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Home Equity Asset Backed Securities			Mortgage Backed Securities (continued)
(continued)			Countrywide Home Loan Mortgage Pass Through
Bayview Financial Acquisition Trust			Trust (continued)
6.04%, 11/28/2036	$ 3,636 $	3,716	5.00%, 11/25/2018	$ 8,459 $	8,595
Home Equity Asset Trust			5.00%, 6/25/2034	6,612	6,615
0.69%, 10/25/2035(b)	5,782	5,743	5.00%, 8/25/2034	5,710	5,759
Mastr Asset Backed Securities Trust			5.50%, 10/25/2035	685	684
0.32%, 11/25/2036(b)	2,432	2,415	Credit Suisse First Boston Mortgage Securities
	$ 19,093		Corp
Insurance - 4.71%			6.00%, 12/25/2033	1,274	1,271
Berkshire Hathaway Inc			Fannie Mae
2.13%, 2/11/2013	7,750	7,849	5.00%, 11/25/2035	1,882	2,007
Fidelity National Financial Inc			6.00%, 2/25/2031	10,000	10,599
7.30%, 8/15/2011	4,250	4,430	Freddie Mac
Metropolitan Life Global Funding I			4.50%, 5/15/2030	2,526	2,561
2.88%, 9/17/2012(a)	1,500	1,529	5.50%, 10/15/2027	3,533	3,593
5.13%, 6/10/2014(a)	5,000	5,409	6.00%, 9/15/2029	4,831	5,026
New York Life Global Funding			Ginnie Mae
2.25%, 12/14/2012(a)	5,250	5,351	4.50%, 8/20/2032	861	906
3.00%, 5/4/2015(a),(c)	2,750	2,754	GSR Mortgage Loan Trust
Prudential Financial Inc			5.00%, 8/25/2019	5,884	6,042
3.63%, 9/17/2012	4,250	4,374	6.00%, 6/25/2036	2,296	2,041
4.50%, 7/15/2013	1,000	1,048	JP Morgan Mortgage Trust
	$ 32,744		4.50%, 9/25/2034	2,843	2,824
Iron & Steel - 1.30%			Lehman Mortgage Trust
Nucor Corp			5.75%, 4/25/2036	6,050	5,994
5.00%, 12/1/2012	8,300	9,036	Residential Accredit Loans Inc
			5.00%, 3/25/2019	4,046	3,941
Manufactured Housing Asset Backed Securities			Residential Asset Securitization Trust
- 0.02%			6.00%, 5/25/2036	2,992	1,712
Green Tree Financial Corp			Residential Funding Mortgage Securities I
7.70%, 9/15/2026(d)	120	108	5.50%, 9/25/2036	3,181	2,744
			Structured Asset Securities Corp
Media - 1.20%			5.50%, 12/25/2033	2,050	2,027
Time Warner Cable Inc			Wells Fargo Mortgage Backed Securities Trust
5.40%, 7/2/2012	3,500	3,767	5.50%, 5/25/2035	6,027	6,067
Walt Disney Co/The			5.75%, 10/25/2036(b)	3,208	3,201
4.70%, 12/1/2012	4,250	4,591		$ 136,156
	$ 8,358		Oil & Gas - 1.33%
Mining - 0.66%			Apache Corp
Vulcan Materials Co			6.25%, 4/15/2012	4,500	4,909
5.60%, 11/30/2012	4,250	4,591	Statoil ASA
			2.90%, 10/15/2014	4,250	4,314
Miscellaneous Manufacturing - 0.38%				$ 9,223
Honeywell International Inc			Oil & Gas Services - 0.78%
4.25%, 3/1/2013	2,500	2,674	Smith International Inc
			8.63%, 3/15/2014	4,500	5,394
Mortgage Backed Securities - 19.58%
Banc of America Funding Corp			Other Asset Backed Securities - 0.39%
0.34%, 7/20/2036(b)	5,199	5,097	Merrill Lynch First Franklin Mortgage Loan Trust
5.00%, 6/25/2035(b)	4,188	4,085	0.96%, 10/25/2037(b)	2,815	2,724
5.75%, 3/25/2036	3,679	3,442
Banc of America Mortgage Securities Inc			Pharmaceuticals - 1.60%
4.75%, 8/25/2033	394	395	Merck & Co Inc
4.75%, 2/25/2035	3,749	3,768	1.88%, 6/30/2011	1,000	1,013
5.00%, 2/25/2020	6,313	6,284	Novartis Capital Corp
5.00%, 5/25/2034	5,100	5,144	2.90%, 4/24/2015	4,500	4,527
5.25%, 10/25/2034	3,489	3,536	Pfizer Inc
Chase Mortgage Finance Corp			4.45%, 3/15/2012	5,250	5,560
5.50%, 5/25/2035	1,462	1,461		$ 11,100
Citicorp Mortgage Securities Inc			Real Estate - 0.81%
4.50%, 9/25/2034(b)	2,565	2,548	WCI Finance LLC / WEA Finance LLC
5.25%, 2/25/2035	5,076	5,217	5.40%, 10/1/2012(a)	5,250	5,612
5.50%, 12/25/2033	1,776	1,791
Countrywide Alternative Loan Trust			REITS - 6.53%
6.00%, 2/25/2017	2,330	2,370	Arden Realty LP
Countrywide Home Loan Mortgage Pass Through			5.25%, 3/1/2015	2,000	2,154
Trust			AvalonBay Communities Inc
4.50%, 8/25/2033	3,197	3,250	5.50%, 1/15/2012	4,500	4,743
4.75%, 8/25/2034	3,546	3,559

See accompanying notes

372

Schedule of Investments Short-Term Income Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
REITS (continued)			Federal National Mortgage Association (FNMA)
Duke Realty LP			(continued)
6.25%, 5/15/2013	$ 6,750	$ 7,221	8.50%, 11/1/2017(f)	$ 14	$ 16
ERP Operating LP			10.00%, 5/1/2022(f)	8	9
5.50%, 10/1/2012	4,000	4,301			$ 281
6.63%, 3/15/2012	5,000	5,422	Government National Mortgage Association
Health Care REIT Inc			(GNMA) - 0.02%
5.88%, 5/15/2015	4,250	4,497	8.00%, 3/15/2012	2	2
6.00%, 11/15/2013	5,250	5,666	9.00%, 4/20/2025	3	3
Nationwide Health Properties Inc			10.00%, 1/15/2019	54	62
6.25%, 2/1/2013	2,750	2,934	10.00%, 2/15/2019	1	1
6.50%, 7/15/2011	5,000	5,152	11.00%, 10/15/2015	17	19
8.25%, 7/1/2012	3,000	3,296	11.00%, 11/15/2015	26	29
		$ 45,386	11.00%, 11/15/2015	3	3
Retail - 0.77%					$ 119
Wal-Mart Stores Inc			U.S. Treasury - 1.72%
2.88%, 4/1/2015	1,750	1,763	0.88%, 12/31/2010(g)	850	853
3.20%, 5/15/2014	3,500	3,624	1.38%, 3/15/2012	5,000	5,045
		$ 5,387	1.38%, 5/15/2012	6,000	6,048
Savings & Loans - 0.00%					$ 11,946
Washington Mutual Bank / Henderson NV			TOTAL U.S. GOVERNMENT &
0.00%, 1/15/2013(e)	1,200	12	GOVERNMENT AGENCY OBLIGATIONS		$ 12,832
				Maturity
Software - 0.69%				Amount
Microsoft Corp			REPURCHASE AGREEMENTS - 2.53%	(000's)	Value (000's)
2.95%, 6/1/2014	2,000	2,055	Banks - 2.53%
Oracle Corp			Investment in Joint Trading Account; Bank of	$ 4,818	$ 4,818
3.75%, 7/8/2014	2,600	2,729	America Repurchase Agreement; 0.19%
		$ 4,784	dated 04/30/10 maturing 05/03/10
Telecommunications - 2.00%			(collateralized by US Treasury Notes;
America Movil SA de CV			$4,914,260; 0.00% - 4.63%; dated 06/25/10 -
5.50%, 3/1/2014	2,000	2,184	10/15/15)
AT&T Inc			Investment in Joint Trading Account; Credit Suisse	3,134	3,133
4.95%, 1/15/2013	4,250	4,584	Repurchase Agreement; 0.19% dated
Verizon New Jersey Inc			04/30/10 maturing 05/03/10 (collateralized by
5.88%, 1/17/2012	6,750	7,194	Sovereign Agency Issues; $3,196,467; 0.00%
		$ 13,962	- 5.50%; dated 03/03/10 - 10/05/29)
Textiles - 0.74%			Investment in Joint Trading Account; Deutsche	4,818	4,818
Mohawk Industries Inc			Bank Repurchase Agreement; 0.18% dated
7.20%, 4/15/2012	4,750	5,130	04/30/10 maturing 05/03/10 (collateralized by
			Sovereign Agency Issues; $4,914,260; 1.13%
Transportation - 0.65%			- 3.75%; dated 09/09/11 - 03/09/12)
United Parcel Service Inc			Investment in Joint Trading Account; Morgan	4,818	4,818
4.50%, 1/15/2013	4,250	4,552	Stanley Repurchase Agreement; 0.18% dated
			04/30/10 maturing 05/03/10 (collateralized by
Water - 0.66%			Sovereign Agency Issues; $4,914,260; 0.00%
Veolia Environnement			- 5.85%; dated 03/03/10 - 02/19/25)
5.25%, 6/3/2013	4,250	4,572			$ 17,587
			TOTAL REPURCHASE AGREEMENTS		$ 17,587
TOTAL BONDS		$ 664,249	Total Investments		$ 694,668
	Principal		Other Assets in Excess of Liabilities, Net -
U.S. GOVERNMENT & GOVERNMENT	Amount		0.11%		$ 788
AGENCY OBLIGATIONS - 1.85%	(000's)	Value (000's)	TOTAL NET ASSETS - 100.00%		$ 695,456
Federal Home Loan Mortgage Corporation
(FHLMC) - 0.07%
3.00%, 11/1/2021(b),(f)	$ 16	$ 17	(a)		Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 4/1/2017(f)	152	164	1933. These securities may be resold in transactions exempt from
6.00%, 5/1/2017(f)	274	296	registration, normally to qualified institutional buyers. Unless otherwise
9.50%, 8/1/2016(f)	8	9	indicated, these securities are not considered illiquid. At the end of the
		$ 486	period, the value of these securities totaled $79,287 or 11.40% of net
Federal National Mortgage Association (FNMA)			assets.
- 0.04%			(b)	Variable Rate. Rate shown is in effect at April 30, 2010.
2.67%, 11/1/2032(b),(f)	119	123	(c) Security purchased on a when-issued basis.
3.05%, 11/1/2022(b),(f)	3	3	(d) Security is Illiquid
4.62%, 11/1/2035(b),(f)	24	25	(e) Non-Income Producing Security
4.78%, 1/1/2019(b),(f)	6	7	(f)		This entity was put into conservatorship by the US Government in 2008.
5.61%, 4/1/2019(b),(f)	7	8	See Notes to Financial Statements for additional information.
6.50%, 1/1/2012(f)	28	29	(g)		Security or a portion of the security was pledged to cover margin
6.50%, 1/1/2014(f)	57	61	requirements for futures contracts. At the end of the period, the value of
			these securities totaled $366 or 0.05% of net assets.

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 15,852
Unrealized Depreciation		(3,900)
Net Unrealized Appreciation (Depreciation)		$ 11,952
Cost for federal income tax purposes		$ 682,716
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		34 .94%
Mortgage Securities		19 .71%
Government		14 .12%
Consumer, Non-cyclical		7 .11%
Utilities		5 .86%
Basic Materials		3 .96%
Communications		3 .20%
Asset Backed Securities		3 .16%
Industrial		2 .15%
Energy		2 .11%
Technology		2 .06%
Consumer, Cyclical		1 .51%
Other Assets in Excess of Liabilities, Net		0 .11%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		5 .33%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; June 2010	Short	320	$ 36,925	$ 37,074	$ (149)
$ (149)

All dollar amounts are shown in thousands (000's)

See accompanying notes

374

Schedule of Investments SmallCap Blend Fund April 30, 2010 (unaudited)

COMMON STOCKS - 97.41%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.21%			Chemicals (continued)
inVentiv Health Inc (a)	20,200 $	465	WR Grace & Co (a)	15,990 $	462
				$ 5,812
Aerospace & Defense - 1.94%			Commercial Services - 7.79%
Esterline Technologies Corp (a)	25,539	1,425	Aaron's Inc	40,275	909
Moog Inc (a)	16,790	624	ABM Industries Inc	38,510	828
Teledyne Technologies Inc (a)	20,687	902	Advance America Cash Advance Centers Inc	55,210	316
Triumph Group Inc	17,450	1,354	American Public Education Inc (a)	9,670	410
	$ 4,305		CBIZ Inc (a)	69,700	488
Apparel - 2.69%			Coinstar Inc (a)	23,640	1,049
Carter's Inc (a)	21,680	699	Corinthian Colleges Inc (a)	31,910	498
G-III Apparel Group Ltd (a)	21,946	628	Cornell Cos Inc (a)	41,594	1,144
Steven Madden Ltd (a)	26,063	1,511	Emergency Medical Services Corp (a)	23,140	1,224
True Religion Apparel Inc (a)	51,500	1,609	Euronet Worldwide Inc (a)	30,990	494
Warnaco Group Inc/The (a)	31,232	1,494	Global Cash Access Holdings Inc (a)	101,160	878
	$ 5,941		Grand Canyon Education Inc (a)	14,050	340
Automobile Parts & Equipment - 0.78%			Healthcare Services Group Inc	40,430	869
ArvinMeritor Inc (a)	16,100	247	Kenexa Corp (a)	6,153	92
Dana Holding Corp (a)	30,230	404	Kforce Inc (a)	41,810	581
Dorman Products Inc (a)	16,150	409	On Assignment Inc (a)	39,970	281
Tenneco Inc (a)	22,390	577	Parexel International Corp (a)	63,070	1,487
Wonder Auto Technology Inc (a)	7,359	85	Providence Service Corp/The (a)	18,460	306
	$ 1,722		Rent-A-Center Inc/TX (a)	55,520	1,434
Banks - 5.99%			Steiner Leisure Ltd (a)	16,723	784
Banco Latinoamericano de Comercio Exterior SA	56,030	794	TeleTech Holdings Inc (a)	64,390	1,066
Bancorp Inc/DE (a)	32,482	288	TNS Inc (a)	26,408	685
Camden National Corp	7,253	259	Towers Watson & Co	14,630	702
City Holding Co	23,443	822	Valassis Communications Inc (a)	10,690	349
Columbia Banking System Inc	24,465	550		$ 17,214
Community Bank System Inc	39,490	974	Computers - 1.50%
Community Trust Bancorp Inc	10,910	328	CACI International Inc (a)	10,760	510
East West Bancorp Inc	54,245	1,063	Insight Enterprises Inc (a)	41,730	627
First Bancorp/Troy NC	18,170	296	Rimage Corp (a)	14,630	257
First Interstate Bancsystem Inc	14,192	229	Super Micro Computer Inc (a)	31,400	445
Iberiabank Corp	10,988	677	SYKES Enterprises Inc (a)	26,380	600
Independent Bank Corp/Rockland MA	20,020	519	Syntel Inc	17,110	618
Nara Bancorp Inc (a)	12,930	116	Unisys Corp (a)	9,080	255
NBT Bancorp Inc	29,790	729		$ 3,312
PrivateBancorp Inc	26,670	382	Consumer Products - 1.60%
Prosperity Bancshares Inc	38,020	1,491	American Greetings Corp	47,930	1,177
Renasant Corp	20,020	331	Central Garden and Pet Co - A Shares (a)	80,800	835
Signature Bank/New York NY (a)	13,940	563	Ennis Inc	20,270	375
Southwest Bancorp Inc/Stillwater OK	19,578	287	Helen of Troy Ltd (a)	15,560	420
Tompkins Financial Corp	8,646	351	Tupperware Brands Corp	14,200	725
Trustmark Corp	43,380	1,062		$ 3,532
United Bankshares Inc	21,200	616	Distribution & Wholesale - 0.91%
Webster Financial Corp	25,400	526	Beacon Roofing Supply Inc (a)	42,820	951
	$ 13,253		Brightpoint Inc (a)	39,600	320
Biotechnology - 3.89%			Core-Mark Holding Co Inc (a)	6,265	191
Acorda Therapeutics Inc (a)	8,980	348	United Stationers Inc (a)	9,050	554
Affymax Inc (a)	29,800	711		$ 2,016
Arqule Inc (a)	67,560	430	Diversified Financial Services - 1.18%
Bio-Rad Laboratories Inc (a)	7,130	796	Calamos Asset Management Inc	35,970	448
Celldex Therapeutics Inc (a)	54,880	448	KBW Inc (a)	36,450	1,092
Cubist Pharmaceuticals Inc (a)	41,222	924	National Financial Partners Corp (a)	6,395	98
Cytokinetics Inc (a)	96,404	310	Piper Jaffray Cos (a)	9,120	359
Exelixis Inc (a)	135,140	781	SWS Group Inc	54,590	604
Human Genome Sciences Inc (a)	60,877	1,686		$ 2,601
Incyte Corp (a)	69,790	937	Electric - 2.14%
Ligand Pharmaceuticals Inc (a)	130,990	241	Avista Corp	64,550	1,396
OncoGenex Pharmaceutical Inc (a)	16,284	358	IDACORP Inc	19,440	701
Vical Inc (a)	96,421	349	NorthWestern Corp	41,870	1,265
XOMA Ltd (a)	419,700	278	Unisource Energy Corp	41,310	1,377
	$ 8,597			$ 4,739
Chemicals - 2.62%			Electrical Components & Equipment - 0.53%
HB Fuller Co	45,340	1,063	EnerSys (a)	29,090	753
Innophos Holdings Inc	47,930	1,366	Fushi Copperweld Inc (a)	37,354	413
Olin Corp	81,880	1,719		$ 1,166
Sensient Technologies Corp	20,710	653	Electronics - 2.79%
Stepan Co	7,250	549	Benchmark Electronics Inc (a)	59,030	1,277
			Brady Corp	16,790	577

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electronics (continued)			Insurance (continued)
Checkpoint Systems Inc (a)	17,350 $	392	Radian Group Inc	31,430 $	446
CTS Corp	37,310	392	StanCorp Financial Group Inc	12,990	584
LaBarge Inc (a)	20,125	249	Symetra Financial Corp	24,017	324
Multi-Fineline Electronix Inc (a)	21,690	562	Unitrin Inc	9,140	267
OSI Systems Inc (a)	13,390	349	Validus Holdings Ltd	16,690	427
Park Electrochemical Corp	15,500	468		$ 7,591
Rofin-Sinar Technologies Inc (a)	29,100	773	Internet - 2.14%
Watts Water Technologies Inc	13,420	476	Art Technology Group Inc (a)	150,348	644
Woodward Governor Co	19,600	628	Earthlink Inc	119,540	1,078
	$ 6,143		j2 Global Communications Inc (a)	32,780	789
Engineering & Contruction - 1.33%			Perficient Inc (a)	32,680	408
EMCOR Group Inc (a)	54,153	1,546	SonicWALL Inc (a)	39,040	396
Exponent Inc (a)	10,290	307	TIBCO Software Inc (a)	124,290	1,417
Insituform Technologies Inc (a)	30,890	740		$ 4,732
Sterling Construction Co Inc (a)	20,040	351	Investment Companies - 0.77%
	$ 2,944		Ares Capital Corp	91,970	1,459
Entertainment - 0.88%			PennantPark Investment Corp	21,327	233
Bally Technologies Inc (a)	31,830	1,468		$ 1,692
National CineMedia Inc	25,430	484	Iron & Steel - 0.10%
	$ 1,952		Schnitzer Steel Industries Inc	4,220	228
Environmental Control - 0.28%
Tetra Tech Inc (a)	25,440	620	Leisure Products & Services - 0.36%
			Polaris Industries Inc	13,430	795
Food - 1.78%
American Italian Pasta Co (a)	33,960	1,332	Machinery - Diversified - 2.33%
Diamond Foods Inc	18,320	783	Alamo Group Inc	13,360	315
Fresh Del Monte Produce Inc (a)	18,390	384	Altra Holdings Inc (a)	24,090	365
Seneca Foods Corp (a)	10,110	332	Applied Industrial Technologies Inc	29,240	900
TreeHouse Foods Inc (a)	26,370	1,115	Briggs & Stratton Corp	34,810	826
	$ 3,946		Chart Industries Inc (a)	37,060	852
Forest Products & Paper - 0.28%			Middleby Corp (a)	17,760	1,086
PH Glatfelter Co	42,290	621	Wabtec Corp/DE	17,170	817
				$ 5,161
Gas - 0.25%			Media - 0.30%
WGL Holdings Inc	15,360	549	Journal Communications Inc (a)	54,190	307
			Scholastic Corp	13,340	360
Hand & Machine Tools - 0.95%				$ 667
Franklin Electric Co Inc	13,380	468	Metal Fabrication & Hardware - 0.53%
Regal-Beloit Corp	25,830	1,634	CIRCOR International Inc	11,040	380
	$ 2,102		Dynamic Materials Corp	29,220	525
Healthcare - Products - 2.62%			LB Foster Co (a)	9,180	272
American Medical Systems Holdings Inc (a)	67,290	1,206		$ 1,177
Immucor Inc (a)	75,353	1,613	Mining - 0.57%
Integra LifeSciences Holdings Corp (a)	9,210	418	Hecla Mining Co (a)	94,140	562
Merit Medical Systems Inc (a)	34,030	550	Kaiser Aluminum Corp	17,700	711
Orthofix International NV (a)	14,920	510		$ 1,273
PSS World Medical Inc (a)	63,590	1,490	Miscellaneous Manufacturing - 1.92%
	$ 5,787		Actuant Corp	62,170	1,425
Healthcare - Services - 3.34%			AO Smith Corp	16,540	854
Amedisys Inc (a)	22,687	1,306	Brink's Co/The	27,180	724
AMERIGROUP Corp (a)	18,530	672	ESCO Technologies Inc	17,880	552
Ensign Group Inc/The	27,274	474	Koppers Holdings Inc	24,223	682
Gentiva Health Services Inc (a)	17,790	510		$ 4,237
ICON PLC ADR(a)	31,120	908	Oil & Gas - 2.20%
LHC Group Inc (a)	27,170	927	Berry Petroleum Co	25,140	814
Magellan Health Services Inc (a)	36,750	1,551	Callon Petroleum Co (a)	41,090	249
Odyssey HealthCare Inc (a)	21,290	443	Concho Resources Inc/Midland TX (a)	16,400	932
Psychiatric Solutions Inc (a)	18,730	603	Petroquest Energy Inc (a)	205,240	1,213
	$ 7,394		Swift Energy Co (a)	46,045	1,666
Home Furnishings - 0.91%				$ 4,874
Tempur-Pedic International Inc (a)	59,710	2,012	Oil & Gas Services - 1.65%
			Dril-Quip Inc (a)	15,070	873
Insurance - 3.43%			Lufkin Industries Inc	18,190	1,548
Aspen Insurance Holdings Ltd	39,980	1,079	RPC Inc	47,940	654
Delphi Financial Group Inc	45,994	1,265	T-3 Energy Services Inc (a)	19,120	569
eHealth Inc (a)	19,050	261		$ 3,644
Flagstone Reinsurance Holdings Ltd	33,120	369	Packaging & Containers - 1.43%
Max Capital Group Ltd	34,020	758	BWAY Holding Co (a)	22,870	452
OneBeacon Insurance Group Ltd	14,530	236	Rock-Tenn Co	30,430	1,570
Platinum Underwriters Holdings Ltd	42,330	1,575

See accompanying notes

376

Schedule of Investments
SmallCap Blend Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Packaging & Containers (continued)			Semiconductors (continued)
Silgan Holdings Inc	18,990 $	1,146	Hittite Microwave Corp (a)	21,990 $	1,128
	$ 3,168		IXYS Corp (a)	50,130	453
Pharmaceuticals - 3.00%			Kopin Corp (a)	79,590	335
Alexza Pharmaceuticals Inc (a)	89,435	299	Micrel Inc	35,150	410
Catalyst Health Solutions Inc (a)	36,070	1,526	Microsemi Corp (a)	36,360	602
Cornerstone Therapeutics Inc (a)	37,066	259	PMC - Sierra Inc (a)	80,820	715
Dyax Corp (a)	82,270	288	Skyworks Solutions Inc (a)	104,160	1,754
Idenix Pharmaceuticals Inc (a)	23,289	108	Standard Microsystems Corp (a)	13,920	357
Orexigen Therapeutics Inc (a)	88,630	601			$ 8,698
Par Pharmaceutical Cos Inc (a)	20,870	566	Software - 3.54%
Perrigo Co	17,280	1,055	ACI Worldwide Inc (a)	22,810	429
SXC Health Solutions Corp (a)	4,040	282	CSG Systems International Inc (a)	19,490	443
Vivus Inc (a)	69,260	706	Informatica Corp (a)	30,050	752
XenoPort Inc (a)	91,460	951	JDA Software Group Inc (a)	25,247	730
	$ 6,641		Mantech International Corp (a)	15,070	679
Publicly Traded Investment Fund - 0.11%			MicroStrategy Inc (a)	10,140	777
THL Credit Inc (a)	18,100	235	Pegasystems Inc	34,630	1,097
			Quest Software Inc (a)	42,050	737
REITS - 5.95%			SYNNEX Corp (a)	37,620	1,031
Agree Realty Corp	10,720	275	Taleo Corp (a)	44,940	1,167
Ashford Hospitality Trust Inc (a)	38,080	354			$ 7,842
BioMed Realty Trust Inc	36,600	677	Telecommunications - 3.62%
CBL & Associates Properties Inc	77,130	1,126	Anaren Inc (a)	18,870	280
Chimera Investment Corp	190,039	773	Arris Group Inc (a)	81,711	1,004
Entertainment Properties Trust	19,120	836	Consolidated Communications Holdings Inc	49,420	917
Essex Property Trust Inc	8,760	927	InterDigital Inc (a)	29,590	819
Getty Realty Corp	11,810	292	MasTec Inc (a)	29,180	365
Hersha Hospitality Trust	191,233	1,104	Oplink Communications Inc (a)	16,410	248
Home Properties Inc	11,360	565	PAETEC Holding Corp (a)	134,920	672
Inland Real Estate Corp	79,330	747	Polycom Inc (a)	28,390	924
Kilroy Realty Corp	45,630	1,600	Premiere Global Services Inc (a)	59,930	561
PS Business Parks Inc	12,810	768	SAVVIS Inc (a)	48,800	859
Saul Centers Inc	15,020	594	Symmetricom Inc (a)	44,090	292
Sunstone Hotel Investors Inc (a)	58,940	750	Syniverse Holdings Inc (a)	28,700	576
Universal Health Realty Income Trust	7,820	260	Tekelec (a)	26,090	473
Urstadt Biddle Properties Inc	18,049	304			$ 7,990
Washington Real Estate Investment Trust	38,430	1,209	Transportation - 2.61%
	$ 13,161		Atlas Air Worldwide Holdings Inc (a)	24,060	1,330
Retail - 6.47%			Bristow Group Inc (a)	39,800	1,541
Asbury Automotive Group Inc (a)	50,190	780	Heartland Express Inc	72,170	1,194
Barnes & Noble Inc	36,000	793	HUB Group Inc (a)	39,920	1,278
Big 5 Sporting Goods Corp	31,780	539	Marten Transport Ltd (a)	20,320	444
Cash America International Inc	21,860	810			$ 5,787
DineEquity Inc (a)	13,200	543	Trucking & Leasing - 0.28%
Dress Barn Inc (a)	55,300	1,531	TAL International Group Inc	24,180	628
Einstein Noah Restaurant Group Inc (a)	14,485	188
First Cash Financial Services Inc (a)	14,800	327	TOTAL COMMON STOCKS		$ 215,499
Jo-Ann Stores Inc (a)	33,600	1,482		Maturity
JOS A Bank Clothiers Inc (a)	8,760	533		Amount
PF Chang's China Bistro Inc (a)	17,840	779	REPURCHASE AGREEMENTS - 2.92%	(000's)	Value (000's)
Pier 1 Imports Inc (a)	65,270	540	Banks - 2.92%
Ruby Tuesday Inc (a)	119,920	1,342	Investment in Joint Trading Account; Bank of	$ 1,767	$ 1,767
Sally Beauty Holdings Inc (a)	74,560	712	America Repurchase Agreement; 0.19%
			datedBanks - 2.92% 04/30/10 maturing 05/03/10
Stage Stores Inc	38,960	594	(collateralized by US Treasury Notes;
Texas Roadhouse Inc (a)	76,420	1,129	$1,802,316; 0.00% - 4.63%; dated 06/25/10 -
Wet Seal Inc/The (a)	168,051	795	10/15/15)

World Fuel Services Corp	32,360	920
	$ 14,337		Investment in Joint Trading Account; Credit Suisse	1,149	1,149
Savings & Loans - 0.99%			Repurchase Agreement; 0.19% dated
Dime Community Bancshares	21,510	274	04/30/10 maturing 05/03/10 (collateralized by
ESSA Bancorp Inc	17,603	222	Sovereign Agency Issues; $1,172,312; 0.00%
Flushing Financial Corp	30,738	419	- 5.50%; dated 03/03/10 - 10/05/29)
Investors Bancorp Inc (a)	48,680	677	Investment in Joint Trading Account; Deutsche	1,767	1,767
OceanFirst Financial Corp	23,130	298	Bank Repurchase Agreement; 0.18% dated
United Financial Bancorp Inc	21,900	306	04/30/10 maturing 05/03/10 (collateralized by
	$ 2,196		Sovereign Agency Issues; $1,802,316; 1.13%
Semiconductors - 3.93%			- 3.75%; dated 09/09/11 - 03/09/12)
Cabot Microelectronics Corp (a)	21,290	817
Diodes Inc (a)	50,240	1,079
Entegris Inc (a)	169,390	1,048
See accompanying notes

377

Schedule of Investments
SmallCap Blend Fund
April 30, 2010 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 1,767	$ 1,767
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,802,317; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
$ 6,450
TOTAL REPURCHASE AGREEMENTS		$ 6,450
Total Investments		$ 221,949
Liabilities in Excess of Other Assets, Net -
(0.33)%		$ (721)
TOTAL NET ASSETS - 100.00%		$ 221,228

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 51,259
Unrealized Depreciation		(4,736)
Net Unrealized Appreciation (Depreciation)		$ 46,523
Cost for federal income tax purposes		$ 175,426
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24 .01%
Financial		21 .34%
Industrial		16 .93%
Consumer, Cyclical		13 .00%
Technology		8 .97%
Communications		6 .27%
Energy		3 .85%
Basic Materials		3 .57%
Utilities		2 .39%
Liabilities in Excess of Other Assets, Net		(0 .33)%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1 .07%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	33	$ 2,217	$ 2,361	$ 144
$ 144

All dollar amounts are shown in thousands (000's)

See accompanying notes

378

Schedule of Investments SmallCap Growth Fund April 30, 2010 (unaudited)

COMMON STOCKS - 98.45%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.33%			Diversified Financial Services - 1.01%
Esterline Technologies Corp (a)	42,754 $	2,385	Calamos Asset Management Inc	48,000 $	598
Teledyne Technologies Inc (a)	39,605	1,727	KBW Inc (a)	70,000	2,097
Triumph Group Inc	27,119	2,103		$ 2,695
	$ 6,215		Electronics - 3.27%
Apparel - 3.80%			Benchmark Electronics Inc (a)	89,900	1,946
Carter's Inc (a)	90,500	2,916	Checkpoint Systems Inc (a)	68,000	1,536
Steven Madden Ltd (a)	40,280	2,335	CTS Corp	53,261	559
True Religion Apparel Inc (a)	58,462	1,827	Multi-Fineline Electronix Inc (a)	40,630	1,053
Warnaco Group Inc/The (a)	63,357	3,031	Park Electrochemical Corp	28,000	846
	$ 10,109		Rofin-Sinar Technologies Inc (a)	51,529	1,369
Automobile Parts & Equipment - 0.24%			Woodward Governor Co	44,300	1,420
Wonder Auto Technology Inc (a)	55,505	642		$ 8,729
			Engineering & Contruction - 1.24%
Banks - 0.97%			EMCOR Group Inc (a)	70,577	2,016
Signature Bank/New York NY (a)	63,900	2,580	Exponent Inc (a)	43,319	1,291
				$ 3,307
Beverages - 0.32%			Entertainment - 0.46%
Central European Distribution Corp (a)	24,476	848	National CineMedia Inc	64,000	1,219

Biotechnology - 6.78%			Environmental Control - 1.04%
Acorda Therapeutics Inc (a)	41,000	1,589	Tetra Tech Inc (a)	114,014	2,776
Affymax Inc (a)	49,200	1,173
Arqule Inc (a)	152,350	971	Food - 1.76%
Bio-Rad Laboratories Inc (a)	16,496	1,843	American Italian Pasta Co (a)	61,400	2,409
Celldex Therapeutics Inc (a)	106,000	866	Diamond Foods Inc	53,300	2,276
Cubist Pharmaceuticals Inc (a)	93,899	2,105		$ 4,685
Cytokinetics Inc (a)	190,322	613	Healthcare - Products - 6.49%
Exelixis Inc (a)	219,220	1,267	American Medical Systems Holdings Inc (a)	142,840	2,560
Human Genome Sciences Inc (a)	133,636	3,700	Haemonetics Corp (a)	41,400	2,395
Incyte Corp (a)	126,963	1,704	Immucor Inc (a)	126,781	2,714
Ligand Pharmaceuticals Inc (a)	307,750	566	Integra LifeSciences Holdings Corp (a)	54,100	2,458
Nanosphere Inc (a)	88,000	554	Inverness Medical Innovations Inc (a)	50,168	1,996
Vical Inc (a)	177,743	643	Merit Medical Systems Inc (a)	85,880	1,389
XOMA Ltd (a)	675,710	447	Orthofix International NV (a)	35,860	1,226
	$ 18,041		PSS World Medical Inc (a)	108,380	2,539
Commercial Services - 11.75%				$ 17,277
ABM Industries Inc	57,600	1,238	Healthcare - Services - 4.43%
Advance America Cash Advance Centers Inc	102,000	583	Amedisys Inc (a)	42,092	2,424
American Public Education Inc (a)	40,110	1,699	AMERIGROUP Corp (a)	44,300	1,605
Coinstar Inc (a)	65,950	2,926	Gentiva Health Services Inc (a)	45,200	1,296
Corinthian Colleges Inc (a)	49,600	775	Healthsouth Corp (a)	85,195	1,743
Emergency Medical Services Corp (a)	37,090	1,961	ICON PLC ADR(a)	65,160	1,901
Euronet Worldwide Inc (a)	51,896	827	LHC Group Inc (a)	57,606	1,964
Geo Group Inc/The (a)	75,592	1,601	Odyssey HealthCare Inc (a)	43,900	914
Global Cash Access Holdings Inc (a)	224,020	1,944
Grand Canyon Education Inc (a)	56,018	1,354		$ 11,847
			Home Furnishings - 1.33%
Healthcare Services Group Inc	77,030	1,655	Tempur-Pedic International Inc (a)	105,470	3,554
ICF International Inc (a)	39,133	906
Kenexa Corp (a)	14,794	222
(a)			Internet - 3.02%
Kforce Inc	78,100	1,085	Art Technology Group Inc (a)	277,713	1,189
Parexel International Corp (a)	103,747	2,446	j2 Global Communications Inc (a)	66,720	1,607
Providence Service Corp/The (a)	39,300	653	Perficient Inc (a)	64,000	798
Steiner Leisure Ltd (a)	41,902	1,964	S1 Corp (a)	167,500	1,033
TeleTech Holdings Inc (a)	102,000	1,688	SonicWALL Inc (a)	98,400	997
TNS Inc (a)	90,560	2,350	TIBCO Software Inc (a)	214,000	2,440
Towers Watson & Co	55,330	2,656		$ 8,064
Valassis Communications Inc (a)	21,700	709
			Iron & Steel - 0.21%
	$ 31,242		Schnitzer Steel Industries Inc	10,300	556
Computers - 1.82%
Insight Enterprises Inc (a)	67,000	1,007
NCI Inc (a)	44,900	1,276	Leisure Products & Services - 1.37%
(a)			Polaris Industries Inc	31,000	1,834
SYKES Enterprises Inc	81,140	1,844	WMS Industries Inc (a)	36,013	1,801
Syntel Inc	20,000	723		$ 3,635
	$ 4,850		Machinery - Diversified - 1.95%
Consumer Products - 1.09%			Applied Industrial Technologies Inc	52,370	1,612
Tupperware Brands Corp	56,900	2,906	Chart Industries Inc (a)	58,500	1,345
			Middleby Corp (a)	36,447	2,228
Distribution & Wholesale - 0.51%				$ 5,185
Brightpoint Inc (a)	166,650	1,348

See accompanying notes

Schedule of Investments
SmallCap Growth Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Metal Fabrication & Hardware - 0.29%			Semiconductors (continued)
Dynamic Materials Corp	42,300 $	760	Standard Microsystems Corp (a)	26,200 $	673
					$ 15,812
Mining - 0.20%			Software - 6.31%
Hecla Mining Co (a)	89,300	533	ACI Worldwide Inc (a)	53,420	1,004
			Informatica Corp (a)	93,662	2,342
Miscellaneous Manufacturing - 1.04%			JDA Software Group Inc (a)	72,142	2,085
ESCO Technologies Inc	56,000	1,728	Mantech International Corp (a)	41,880	1,886
Koppers Holdings Inc	37,184	1,047	MicroStrategy Inc (a)	20,190	1,547
	$ 2,775		Pegasystems Inc	65,540	2,076
Oil & Gas - 1.18%			Progress Software Corp (a)	54,500	1,758
Berry Petroleum Co	37,530	1,215	Quest Software Inc (a)	53,590	939
Concho Resources Inc/Midland TX (a)	24,850	1,412	SYNNEX Corp (a)	37,646	1,032
Petroquest Energy Inc (a)	87,600	518	Taleo Corp (a)	82,400	2,141
	$ 3,145				$ 16,810
Oil & Gas Services - 2.02%			Telecommunications - 6.15%
Dril-Quip Inc (a)	36,150	2,094	Anaren Inc (a)	45,920	680
Lufkin Industries Inc	29,600	2,520	Arris Group Inc (a)	181,500	2,231
RPC Inc	4,708	64	Consolidated Communications Holdings Inc	35,000	649
T-3 Energy Services Inc (a)	23,890	711	InterDigital Inc (a)	47,510	1,315
	$ 5,389		MasTec Inc (a)	118,663	1,484
Packaging & Containers - 0.86%			PAETEC Holding Corp (a)	218,200	1,087
BWAY Holding Co (a)	42,600	843	Polycom Inc (a)	39,000	1,269
Rock-Tenn Co	27,780	1,433	Premiere Global Services Inc (a)	136,446	1,279
	$ 2,276		RF Micro Devices Inc (a)	131,000	736
Pharmaceuticals - 5.69%			SAVVIS Inc (a)	101,010	1,778
Alexza Pharmaceuticals Inc (a)	221,601	740	Syniverse Holdings Inc (a)	89,270	1,793
Array Biopharma Inc (a)	242,800	898	Tekelec (a)	113,600	2,060
BioScrip Inc (a)	86,096	770			$ 16,361
Catalyst Health Solutions Inc (a)	60,556	2,562	Transportation - 1.71%
Cornerstone Therapeutics Inc (a)	71,782	502	Heartland Express Inc	130,200	2,153
Dyax Corp (a)	190,470	667	HUB Group Inc (a)	50,700	1,623
Herbalife Ltd	48,060	2,319	Marten Transport Ltd (a)	35,510	776
Idenix Pharmaceuticals Inc (a)	265,874	1,228			$ 4,552
Orexigen Therapeutics Inc (a)	176,854	1,199	TOTAL COMMON STOCKS		$ 262,150
Perrigo Co	28,500	1,739		Maturity
SXC Health Solutions Corp (a)	9,700	676		Amount
Vivus Inc (a)	147,058	1,498	REPURCHASE AGREEMENTS - 2.28%	(000's)	Value (000's)
XenoPort Inc (a)	34,297	357	Banks - 2.28%
	$ 15,155		Investment in Joint Trading Account; Bank of	$ 1,666	$ 1,666
REITS - 1.45%			America Repurchase Agreement; 0.19%
Alexandria Real Estate Equities Inc	11,500	814	dated 04/30/10 maturing 05/03/10
Digital Realty Trust Inc	34,407	2,020	(collateralized by US Treasury Notes;
Saul Centers Inc	25,600	1,012	$1,699,429; 0.00% - 4.63%; dated 06/25/10 -
	$ 3,846		10/15/15)
Retail - 8.04%			Investment in Joint Trading Account; Credit Suisse	1,084	1,084
Barnes & Noble Inc	65,800	1,450	Repurchase Agreement; 0.19% dated
Big 5 Sporting Goods Corp	58,580	993	04/30/10 maturing 05/03/10 (collateralized by
Cato Corp/The	39,800	945	Sovereign Agency Issues; $1,105,388; 0.00%
DineEquity Inc (a)	81,190	3,339	- 5.50%; dated 03/03/10 - 10/05/29)
Dress Barn Inc (a)	87,200	2,414	Investment in Joint Trading Account; Deutsche	1,666	1,666
Finish Line Inc/The	192,270	3,097	Bank Repurchase Agreement; 0.18% dated
First Cash Financial Services Inc (a)	54,300	1,198	04/30/10 maturing 05/03/10 (collateralized by
PF Chang's China Bistro Inc (a)	49,740	2,171	Sovereign Agency Issues; $1,699,429; 1.13%
Texas Roadhouse Inc (a)	152,650	2,256	- 3.75%; dated 09/09/11 - 03/09/12)
Tractor Supply Co	22,800	1,531	Investment in Joint Trading Account; Morgan	1,666	1,666
World Fuel Services Corp	70,700	2,010	Stanley Repurchase Agreement; 0.18% dated
	$ 21,404		04/30/10 maturing 05/03/10 (collateralized by
Savings & Loans - 0.38%			Sovereign Agency Issues; $1,699,429; 0.00%
Investors Bancorp Inc (a)	73,500	1,022	- 5.85%; dated 03/03/10 - 02/19/25)
					$ 6,082
Semiconductors - 5.94%			TOTAL REPURCHASE AGREEMENTS		$ 6,082
Cabot Microelectronics Corp (a)	42,900	1,646	Total Investments		$ 268,232
Diodes Inc (a)	101,800	2,186	Liabilities in Excess of Other Assets, Net -
Hittite Microwave Corp (a)	41,640	2,135	(0.73)%		$ (1,953)
IXYS Corp (a)	57,880	523	TOTAL NET ASSETS - 100.00%		$ 266,279
Kopin Corp (a)	149,200	628
Micrel Inc	60,000	700
Microsemi Corp (a)	146,641	2,428	(a) Non-Income Producing Security
PMC - Sierra Inc (a)	185,760	1,644
Skyworks Solutions Inc (a)	192,924	3,249

See accompanying notes

Schedule of Investments
SmallCap Growth Fund
April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 61,052
Unrealized Depreciation		(6,293)
Net Unrealized Appreciation (Depreciation)		$ 54,759
Cost for federal income tax purposes		$ 213,473
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		38 .31%
Consumer, Cyclical		15 .75%
Technology		14 .07%
Industrial		13 .73%
Communications		9 .17%
Financial		6 .09%
Energy		3 .20%
Basic Materials		0 .41%
Liabilities in Excess of Other Assets, Net		(0 .73)%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1 .07%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	40	$ 2,688	$ 2,862	$ 174
$ 174

All dollar amounts are shown in thousands (000's)

See accompanying notes

381

Schedule of Investments
SmallCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS - 93.38%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.54%			Banks (continued)
APAC Customer Services Inc (a)	7,833 $	45	Bryn Mawr Bank Corp	330 $	6
inVentiv Health Inc (a)	3,442	79	Cardinal Financial Corp	4,126	45
Lamar Advertising Co (a)	95,703	3,562	Cathay General Bancorp	5,995	74
	$ 3,686		Citizens Holding Co	301	8
Aerospace & Defense - 1.59%			City Holding Co	447	16
AAR Corp (a)	1,014	25	CNB Financial Corp/PA	1,259	19
Aerovironment Inc (a)	2,383	62	First Financial Bankshares Inc	2,257	121
Argon ST Inc (a)	3,593	93	First of Long Island Corp/The	260	7
Astronics Corp (a)	2,360	34	Great Southern Bancorp Inc	701	17
BE Aerospace Inc (a)	130,929	3,890	Hancock Holding Co	1,166	48
Cubic Corp	3,315	124	Iberiabank Corp	27,300	1,683
Esterline Technologies Corp (a)	2,047	114	Nara Bancorp Inc (a)	3,542	32
GenCorp Inc (a)	15,855	99	Orrstown Financial Services Inc	743	19
HEICO Corp	47,428	2,043	Park National Corp	196	13
Kaman Corp	3,963	109	Penns Woods Bancorp Inc	674	22
LMI Aerospace Inc (a)	1,329	23	PrivateBancorp Inc	6,174	88
National Presto Industries Inc	988	111	Republic Bancorp Inc/KY	241	6
Orbital Sciences Corp (a)	11,673	214	Signature Bank/New York NY (a)	67,680	2,733
Teledyne Technologies Inc (a)	2,508	109	Southside Bancshares Inc	954	21
TransDigm Group Inc	67,759	3,745	Suffolk Bancorp	2,002	62
	$ 10,795		SY Bancorp Inc	1,424	34
Agriculture - 0.05%			Texas Capital Bancshares Inc (a)	1,030	20
Alliance One International Inc (a)	19,009	97	Tompkins Financial Corp	1,034	42
Cadiz Inc (a)	4,092	51	Trustco Bank Corp NY	8,831	59
Tejon Ranch Co (a)	3,383	97	Westamerica Bancorporation	3,307	194
Universal Corp/VA	569	30	Wilshire Bancorp Inc	320	3
Vector Group Ltd	6,920	113		$ 5,546
	$ 388		Beverages - 1.41%
Airlines - 0.17%			Boston Beer Co Inc (a)	25,737	1,467
AirTran Holdings Inc (a)	28,653	151	Coca-Cola Bottling Co Consolidated	1,294	71
Alaska Air Group Inc (a)	634	26	Green Mountain Coffee Roasters Inc (a)	89,064	6,471
Allegiant Travel Co (a)	3,266	168	Peet's Coffee & Tea Inc (a)	41,899	1,660
Hawaiian Holdings Inc (a)	10,957	78		$ 9,669
Republic Airways Holdings Inc (a)	2,112	13	Biotechnology - 3.54%
UAL Corp (a)	32,524	702	Acorda Therapeutics Inc (a)	7,888	306
	$ 1,138		Affymax Inc (a)	3,121	74
Apparel - 2.59%			Alexion Pharmaceuticals Inc (a)	79,477	4,361
Carter's Inc (a)	109,379	3,524	Alnylam Pharmaceuticals Inc (a)	6,418	109
CROCS Inc (a)	423,442	4,091	AMAG Pharmaceuticals Inc (a)	3,768	129
Deckers Outdoor Corp (a)	2,692	378	American Oriental Bioengineering Inc (a)	6,882	28
G-III Apparel Group Ltd (a)	1,401	40	Ariad Pharmaceuticals Inc (a)	19,507	69
Maidenform Brands Inc (a)	3,896	89	Bio-Rad Laboratories Inc (a)	11,810	1,319
Oxford Industries Inc	2,655	57	Cambrex Corp (a)	8,341	37
Skechers U.S.A. Inc (a)	87,652	3,361	Celera Corp (a)	5,254	39
Steven Madden Ltd (a)	82,031	4,755	Cell Therapeutics Inc (a)	102,376	63
Timberland Co/The (a)	5,737	123	Cubist Pharmaceuticals Inc (a)	11,960	268
True Religion Apparel Inc (a)	5,201	163	Curis Inc (a)	2,317	8
Under Armour Inc (a)	6,797	230	Cytokinetics Inc (a)	13,467	43
Volcom Inc (a)	3,873	92	Discovery Laboratories Inc (a)	39,661	20
Warnaco Group Inc/The (a)	9,398	450	Emergent Biosolutions Inc (a)	5,026	82
Wolverine World Wide Inc	10,095	309	Enzo Biochem Inc (a)	7,553	45
	$ 17,662		Enzon Pharmaceuticals Inc (a)	12,339	131
Automobile Manufacturers - 0.01%			Exelixis Inc (a)	22,352	129
Force Protection Inc (a)	14,853	79	Halozyme Therapeutics Inc (a)	12,056	103
			Harvard Bioscience Inc (a)	7,175	30
Automobile Parts & Equipment - 0.66%			Human Genome Sciences Inc (a)	185,127	5,127
ATC Technology Corp/IL (a)	4,616	95	Idera Pharmaceuticals Inc (a)	6,662	42
China Automotive Systems Inc (a)	1,329	29	Immunogen Inc (a)	10,231	101
Cooper Tire & Rubber Co	12,103	257	Immunomedics Inc (a)	20,121	70
Dorman Products Inc (a)	564	14	Incyte Corp (a)	99,515	1,335
Fuel Systems Solutions Inc (a)	2,826	89	Insmed Inc (a)	39,323	42
Standard Motor Products Inc	3,004	32	InterMune Inc (a)	54,739	2,330
Westport Innovations Inc (a)	208,406	3,960	Lexicon Pharmaceuticals Inc (a)	26,872	43
			Ligand Pharmaceuticals Inc (a)	15,809	29
	$ 4,476		Martek Biosciences Corp (a)	1,829	40
Banks - 0.81%			Maxygen Inc (a)	5,625	36
Ames National Corp	861	16	Medicines Co/The (a)	11,720	86
Arrow Financial Corp	1,779	49	Micromet Inc (a)	13,986	107
Bank of Marin Bancorp	1,248	42	Momenta Pharmaceuticals Inc (a)	6,995	97
Bank of the Ozarks Inc	265	10	OncoGenex Pharmaceutical Inc (a)	1,369	30
Bridge Bancorp Inc	1,572	37	PDL BioPharma Inc	25,086	146

See accompanying notes

382

Schedule of Investments
SmallCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Biotechnology (continued)			Commercial Services (continued)
Protalix BioTherapeutics Inc (a)	147,348 $	998	Geo Group Inc/The (a)	8,718 $	185
Regeneron Pharmaceuticals Inc (a)	79,903	2,040	Global Cash Access Holdings Inc (a)	277,996	2,413
Repligen Corp (a)	4,415	15	Grand Canyon Education Inc (a)	2,812	68
RTI Biologics Inc (a)	6,090	23	Great Lakes Dredge & Dock Corp	11,478	62
Sangamo Biosciences Inc (a)	174	1	Healthcare Services Group Inc	8,577	184
Seattle Genetics Inc (a)	87,156	1,098	Heartland Payment Systems Inc	6,717	123
Sequenom Inc (a)	10,959	68	Hill International Inc (a)	6,794	44
SuperGen Inc (a)	11,653	34	HMS Holdings Corp (a)	75,081	4,017
United Therapeutics Corp (a)	47,742	2,716	Huron Consulting Group Inc (a)	4,583	107
Zymogenetics Inc (a)	14,597	87	ICF International Inc (a)	3,500	81
	$ 24,134		K12 Inc (a)	119,349	2,825
Building Materials - 0.45%			Kendle International Inc (a)	965	16
AAON Inc	3,844	93	Kenexa Corp (a)	4,710	71
Apogee Enterprises Inc	558	8	Kforce Inc (a)	100,867	1,401
Quanex Building Products Corp	4,692	89	Korn/Ferry International (a)	850	14
Simpson Manufacturing Co Inc	85,351	2,901	Landauer Inc	1,008	69
	$ 3,091		Lincoln Educational Services Corp (a)	2,985	74
Chemicals - 0.61%			Live Nation Entertainment Inc (a)	9,898	155
Balchem Corp	4,932	128	MAXIMUS Inc	3,322	206
China Green Agriculture Inc (a)	3,254	41	McGrath Rentcorp	1,029	27
Hawkins Inc	2,540	68	Medifast Inc (a)	2,631	84
Landec Corp (a)	6,990	43	MoneyGram International Inc (a)	21,746	66
NewMarket Corp	2,044	225	Monro Muffler Brake Inc	3,445	124
Omnova Solutions Inc (a)	8,943	68	Multi-Color Corp	2,894	36
PolyOne Corp (a)	5,066	57	National Research Corp	511	13
Solutia Inc (a)	180,943	3,185	Navigant Consulting Inc (a)	10,595	136
Stepan Co	1,366	103	Net 1 UEPS Technologies Inc (a)	6,402	105
WR Grace & Co (a)	4,324	125	On Assignment Inc (a)	1,066	7
Zep Inc	4,378	81	Parexel International Corp (a)	11,940	281
	$ 4,124		Pre-Paid Legal Services Inc (a)	2,133	95
			Providence Service Corp/The (a)	3,252	54
Coal - 0.03%
Cloud Peak Energy Inc (a)	3,863	62	QC Holdings Inc	1,053	5
James River Coal Co (a)	5,689	107	Resources Connection Inc (a)	8,023	141
Westmoreland Coal Co (a)	674	9	Rewards Network Inc	654	8
			Riskmetrics Group Inc (a)	4,442	100
	$ 178
Commercial Services - 7.49%			Rollins Inc	9,311	202
			RSC Holdings Inc (a)	8,736	80
ABM Industries Inc	3,200	69	Sotheby's	57,730	1,928

Administaff Inc	3,780	84	Standard Parking Corp (a)	434	7
Advance America Cash Advance Centers Inc	12,694	73	Steiner Leisure Ltd (a)	1,476	69
Advisory Board Co/The (a)	3,299	109
Aegean Marine Petroleum Network Inc	73,200	1,921	Strayer Education Inc	14,202	3,453
			SuccessFactors Inc (a)	405,259	8,482
American Public Education Inc (a)	3,744	158
			Team Health Holdings Inc (a)	3,887	61
American Reprographics Co (a)	9,917	99
			Team Inc (a)	5,624	98
AMN Healthcare Services Inc (a)	10,266	94
			TeleTech Holdings Inc (a)	6,687	111
Arbitron Inc	4,718	145	TNS Inc (a)	4,518	117
Avis Budget Group Inc (a)	12,600	190
Bridgepoint Education Inc (a)	2,865	74	Towers Watson & Co	7,413	356
			Transcend Services Inc (a)	2,436	36
Capella Education Co (a)	3,005	272
			TrueBlue Inc (a)	197,205	3,114
Cardtronics Inc (a)	3,115	43
			Universal Technical Institute Inc (a)	4,074	98
CBIZ Inc (a)	13,795	97
			Valassis Communications Inc (a)	8,084	264
Cenveo Inc (a)	11,368	98
			VistaPrint NV (a)	132,167	6,817
Chemed Corp	4,687	258	Wright Express Corp (a)	6,878	234
ChinaCast Education Corp (a)	10,451	70
Coinstar Inc (a)	5,380	239		$ 51,023
Corinthian Colleges Inc (a)	16,433	257	Computers - 2.95%
Corporate Executive Board Co	7,258	199	3D Systems Corp (a)	3,976	62
Corvel Corp (a)	2,173	73	3PAR Inc (a)	8,641	81
CoStar Group Inc (a)	3,540	156	CACI International Inc (a)	1,065	51
CPI Corp (a)	1,563	41	Compellent Technologies Inc (a)	5,293	67
CRA International Inc	2,852	66	Cray Inc (a)	7,587	51
Cross Country Healthcare Inc (a)	822	8	Fortinet Inc (a)	2,836	50
Deluxe Corp	5,904	124	iGate Corp	6,998	87
			Imation Corp (a)	777	9
Diamond Management & Technology Consultants	6,902	56	Insight Enterprises Inc (a)	1,823	27
Inc
Dollar Financial Corp (a)	4,129	97	Jack Henry & Associates Inc	17,269	441
DynCorp International Inc (a)	1,075	19	LivePerson Inc (a)	289,666	2,392
Emergency Medical Services Corp (a)	118,584	6,270	Manhattan Associates Inc (a)	4,748	136
Euronet Worldwide Inc (a)	8,781	140	MICROS Systems Inc (a)	94,447	3,510
ExlService Holdings Inc (a)	4,697	75	MTS Systems Corp	548	16
Forrester Research Inc (a)	2,799	90	Netezza Corp (a)	172,254	2,358
Gartner Inc (a)	13,913	335	Netscout Systems Inc (a)	6,731	98
See accompanying notes			383

Schedule of Investments
SmallCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electric - 0.01%
Palm Inc (a)	26,048 $	151	EnerNOC Inc (a)	2,500 $	73
PAR Technology Corp (a)	1,763	12	US Geothermal Inc (a)	14,931	14
Quantum Corp (a)	44,025	128		$ 87
Radiant Systems Inc (a)	5,657	80	Electrical Components & Equipment - 0.56%
Radisys Corp (a)	7,192	70	Advanced Energy Industries Inc (a)	4,616	68
Riverbed Technology Inc (a)	109,561	3,395	American Superconductor Corp (a)	7,784	227
SRA International Inc (a)	3,690	85	AMETEK Inc	70,293	3,040
STEC Inc (a)	5,355	74	Generac Holdings Inc (a)	2,443	37
Stratasys Inc (a)	3,604	86	GrafTech International Ltd (a)	9,908	167
SYKES Enterprises Inc (a)	7,981	181	Graham Corp	2,042	37
Synaptics Inc (a)	7,185	220	Harbin Electric Inc (a)	3,112	68
Syntel Inc	2,650	96	Lihua International Inc (a)	553	5
Unisys Corp (a)	728	20	NIVS IntelliMedia Technology Group Inc (a)	2,549	8
VanceInfo Technologies Inc ADR(a)	167,480	3,995	Powell Industries Inc (a)	2,395	80
Virtusa Corp (a)	3,025	31	Power-One Inc (a)	2,299	18
Xyratex Ltd (a)	117,500	2,068	SmartHeat Inc (a)	2,766	23
	$ 20,128		Universal Display Corp (a)	5,207	69
Consumer Products - 0.48%				$ 3,847
Blyth Inc	143	8	Electronics - 0.35%
Tupperware Brands Corp	62,110	3,172	American Science & Engineering Inc	1,933	145
WD-40 Co	2,312	82	Analogic Corp	1,740	83
	$ 3,262		Badger Meter Inc	3,129	130
Cosmetics & Personal Care - 0.34%			Benchmark Electronics Inc (a)	2,292	50
Elizabeth Arden Inc (a)	122,931	2,239	Checkpoint Systems Inc (a)	2,862	65
Inter Parfums Inc	828	14	China Security & Surveillance Technology Inc (a)	10,905	65
Revlon Inc (a)	2,837	50	Cogent Inc (a)	8,935	92
	$ 2,303		CTS Corp	466	5
Distribution & Wholesale - 1.08%			Daktronics Inc	8,982	75
Beacon Roofing Supply Inc (a)	6,701	149	DDi Corp	679	6
BMP Sunstone Corp (a)	9,099	49	Dionex Corp (a)	3,670	299
Brightpoint Inc (a)	9,290	75	FARO Technologies Inc (a)	2,696	68
Chindex International Inc (a)	3,757	47	FEI Co (a)	7,217	163
Core-Mark Holding Co Inc (a)	820	25	II-VI Inc (a)	3,026	109
Fossil Inc (a)	9,628	375	L-1 Identity Solutions Inc (a)	12,534	109
LKQ Corp (a)	167,243	3,522	LaBarge Inc (a)	3,027	37
MWI Veterinary Supply Inc (a)	2,261	95	MEMSIC Inc (a)	380	1
Owens & Minor Inc	10,372	326	Methode Electronics Inc	1,257	14
Pool Corp	4,645	114	Multi-Fineline Electronix Inc (a)	3,028	79
Scansource Inc (a)	474	13	OSI Systems Inc (a)	3,816	99
School Specialty Inc (a)	2,038	48	Park Electrochemical Corp	2,689	81
Titan Machinery Inc (a)	3,715	53	Plexus Corp (a)	2,768	103
Watsco Inc	41,382	2,451	RAE Systems Inc (a)	12,511	10
	$ 7,342		Rofin-Sinar Technologies Inc (a)	4,031	107
Diversified Financial Services - 2.48%			SRS Labs Inc (a)	3,381	32
Affiliated Managers Group Inc (a)	35,804	3,014	Varian Inc (a)	1,390	72
BGC Partners Inc	6,707	44	Woodward Governor Co	10,307	330
Calamos Asset Management Inc	471	6		$ 2,429
Cohen & Steers Inc	94,185	2,550	Energy - Alternate Sources - 0.02%
Credit Acceptance Corp (a)	1,708	77	Clean Energy Fuels Corp (a)	6,349	112
Diamond Hill Investment Group Inc	600	47
Duff & Phelps Corp	4,992	78	Engineering & Contruction - 0.09%
Epoch Holding Corp	3,417	44	Argan Inc (a)	2,331	27
Evercore Partners Inc - Class A	1,329	48	EMCOR Group Inc (a)	4,387	125
GAMCO Investors Inc	1,301	60	ENGlobal Corp (a)	5,454	20
GFI Group Inc	13,034	90	Exponent Inc (a)	2,891	86
Greenhill & Co Inc	35,349	3,107	Michael Baker Corp (a)	2,470	87
JMP Group Inc	426	3	Mistras Group Inc (a)	1,975	23
KBW Inc (a)	110,086	3,297	Orion Marine Group Inc (a)	5,680	108
Knight Capital Group Inc (a)	9,488	148	Stanley Inc (a)	2,435	77
MarketAxess Holdings Inc	6,373	100	Sterling Construction Co Inc (a)	300	5
Nelnet Inc	1,784	36	VSE Corp	998	40
optionsXpress Holdings Inc (a)	7,573	134		$ 598
Portfolio Recovery Associates Inc (a)	3,423	227	Entertainment - 0.90%
Pzena Investment Management Inc	2,372	18	Bally Technologies Inc (a)	11,181	515
Stifel Financial Corp (a)	63,868	3,661	Cinemark Holdings Inc	5,200	95
SWS Group Inc	512	6	Dover Downs Gaming & Entertainment Inc	4,356	17
US Global Investors Inc	3,466	31	Great Wolf Resorts Inc (a)	467,660	1,501
Westwood Holdings Group Inc	1,542	59	National CineMedia Inc	204,127	3,887
	$ 16,885		Pinnacle Entertainment Inc (a)	5,750	78
			Shuffle Master Inc (a)	11,011	106

See accompanying notes

384

Schedule of Investments
SmallCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Entertainment (continued)			Healthcare - Products (continued)
Youbet.com Inc (a)	9,432 $	28	Delcath Systems Inc (a)	5,801 $	89
	$ 6,227		DexCom Inc (a)	9,460	104
Environmental Control - 0.65%			Electro-Optical Sciences Inc (a)	7,000	50
Calgon Carbon Corp (a)	134,967	2,092	Endologix Inc (a)	14,878	69
Clean Harbors Inc (a)	3,630	230	Exactech Inc (a)	2,505	51
Darling International Inc (a)	16,561	157	Genomic Health Inc (a)	4,426	71
EnergySolutions Inc	2,140	15	Given Imaging Ltd (a)	95,199	1,997
Fuel Tech Inc (a)	4,367	33	Greatbatch Inc (a)	3,449	77
Metalico Inc (a)	202,510	1,337	Haemonetics Corp (a)	5,319	308
Mine Safety Appliances Co	4,423	130	Hanger Orthopedic Group Inc (a)	1,446	27
Perma-Fix Environmental Services (a)	16,648	36	HeartWare International Inc (a)	1,276	72
Tetra Tech Inc (a)	12,789	311	ICU Medical Inc (a)	2,502	89
US Ecology Inc	5,712	89	Immucor Inc (a)	14,618	313
Waste Services Inc (a)	642	7	Insulet Corp (a)	6,272	87
	$ 4,437		Integra LifeSciences Holdings Corp (a)	3,953	179
Food - 0.97%			Invacare Corp	2,631	70
American Italian Pasta Co (a)	56,000	2,197	IRIS International Inc (a)	5,526	63
B&G Foods Inc	4,202	43	Kensey Nash Corp (a)	2,530	57
Calavo Growers Inc	3,207	56	Luminex Corp (a)	7,380	120
Cal-Maine Foods Inc	2,727	91	Masimo Corp	13,550	317
Diamond Foods Inc	66,533	2,842	Medical Action Industries Inc (a)	3,453	41
Dole Food Co Inc (a)	7,316	83	Merge Healthcare Inc (a)	10,592	26
J&J Snack Foods Corp	2,852	133	Meridian Bioscience Inc	8,506	170
Lancaster Colony Corp	3,866	212	Merit Medical Systems Inc (a)	5,862	95
Lance Inc	4,945	115	Micrus Endovascular Corp (a)	4,911	99
Overhill Farms Inc (a)	4,875	30	Natus Medical Inc (a)	6,475	110
Ruddick Corp	2,370	84	NuVasive Inc (a)	61,437	2,556
Sanderson Farms Inc	4,093	232	NxStage Medical Inc (a)	7,239	92
Tootsie Roll Industries Inc	4,433	118	OraSure Technologies Inc (a)	5,239	33
United Natural Foods Inc (a)	8,649	265	Orthofix International NV (a)	3,590	123
Village Super Market Inc	1,837	49	Orthovita Inc (a)	18,830	75
Zhongpin Inc (a),(b)	4,851	61	PSS World Medical Inc (a)	12,321	289
	$ 6,611		QIAGEN NV (a)	136,523	3,119
Forest Products & Paper - 0.05%			Quidel Corp (a)	5,407	80
Boise Inc (a)	4,268	30	ResMed Inc (a)	54,460	3,727
Clearwater Paper Corp (a)	302	19	Rockwell Medical Technologies Inc (a)	5,255	31
Deltic Timber Corp	1,468	77	Sirona Dental Systems Inc (a)	179,103	7,466
Orchids Paper Products Co (a)	1,683	25	Somanetics Corp (a)	3,711	75
Potlatch Corp	4,196	157	SonoSite Inc (a)	3,017	101
Wausau Paper Corp (a)	5,011	44	Spectranetics Corp (a)	9,913	68
			Stereotaxis Inc (a)	9,527	45
	$ 352
Gas - 0.02%			STERIS Corp	12,132	404
			SurModics Inc (a)	3,235	60
New Jersey Resources Corp	2,102	79	Symmetry Medical Inc (a)	2,438	28
Piedmont Natural Gas Co Inc	1,404	39	Synovis Life Technologies Inc (a)	3,629	54
South Jersey Industries Inc	1,064	48	Thoratec Corp (a)	100,012	4,460
	$ 166		TomoTherapy Inc (a)	6,748	26
Hand & Machine Tools - 1.73%			Utah Medical Products Inc	989	27
Baldor Electric Co	106,924	4,107	Vascular Solutions Inc (a)	4,986	49
Lincoln Electric Holdings Inc	54,052	3,240	Vital Images Inc (a)	3,089	49
Regal-Beloit Corp	71,190	4,504	Volcano Corp (a)	293,985	7,062
	$ 11,851		West Pharmaceutical Services Inc	5,874	246
Healthcare - Products - 7.02%			Wright Medical Group Inc (a)	7,984	150
Abaxis Inc (a)	4,597	119
(a)			Young Innovations Inc	1,185	30
ABIOMED Inc	9,598	92	Zoll Medical Corp (a)	90,890	2,777
Accuray Inc (a)	12,217	79
Affymetrix Inc (a)	12,854	89		$ 47,870
Align Technology Inc (a)	331,996	5,638	Healthcare - Services - 2.26%
			Air Methods Corp (a)	2,278	75
Alphatec Holdings Inc (a)	10,369	69
			Alliance HealthCare Services Inc (a)	7,455	40
American Medical Systems Holdings Inc (a)	85,473	1,531
			Allied Healthcare International Inc (a)	2,299	6
Angiodynamics Inc (a)	2,129	34
			Almost Family Inc (a)	2,526	107
Atrion Corp	464	66	Amedisys Inc (a)	5,359	309
Bovie Medical Corp (a)	5,245	27
Bruker BioSciences Corp (a)	10,265	157	America Service Group Inc	2,545	43
			American Dental Partners Inc (a)	1,721	22
Cantel Medical Corp	2,776	55	AMERIGROUP Corp (a)	10,977	398
Cardiac Science Corp (a)	533	1
			Bio-Reference Labs Inc (a)	4,962	116
Cepheid Inc (a)	78,222	1,564
			Centene Corp (a)	61,324	1,404
Conceptus Inc (a)	6,407	121
			Continucare Corp (a)	7,749	26
CryoLife Inc (a)	7,989	49
			Emeritus Corp (a)	3,530	79
Cutera Inc (a)	1,187	14
Cyberonics Inc (a)	5,738	112	Ensign Group Inc/The	3,388	59
			Genoptix Inc (a)	3,536	137

See accompanying notes

385

Schedule of Investments
SmallCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Internet (continued)
Gentiva Health Services Inc (a)	2,375 $	68	MercadoLibre Inc (a)	5,321 $	268
Healthsouth Corp (a)	19,363	396	ModusLink Global Solutions Inc (a)	773	7
Healthways Inc (a)	498	8	Move Inc (a)	27,647	61
ICON PLC ADR(a)	61,100	1,782	NetFlix Inc (a)	36,971	3,652
IPC The Hospitalist Co Inc (a)	87,896	2,729	NIC Inc	10,386	73
LHC Group Inc (a)	84,632	2,887	NutriSystem Inc	6,303	122
Magellan Health Services Inc (a)	98,309	4,150	Online Resources Corp (a)	5,150	24
Metropolitan Health Networks Inc (a)	11,303	35	PC-Tel Inc (a)	711	5
National Healthcare Corp	1,099	39	Rackspace Hosting Inc (a)	13,683	246
NovaMed Inc (a)	3,684	12	Saba Software Inc (a)	7,575	38
Odyssey HealthCare Inc (a)	5,042	105	Safeguard Scientifics Inc (a)	2,400	33
Psychiatric Solutions Inc (a)	7,912	254	Sapient Corp	189,980	1,944
RadNet Inc (a)	8,242	31	Shutterfly Inc (a)	906	22
RehabCare Group Inc (a)	3,493	100	SonicWALL Inc (a)	1,208	12
Select Medical Holdings Corp (a)	3,105	27	Sourcefire Inc (a)	4,560	102
Triple-S Management Corp (a)	314	5	TeleCommunication Systems Inc (a)	9,148	63
US Physical Therapy Inc (a)	1,644	29	Terremark Worldwide Inc (a)	10,351	74
Virtual Radiologic Corp (a)	1,942	24	TIBCO Software Inc (a)	405,044	4,617
	$ 15,502		ValueClick Inc (a)	17,920	184
Holding Companies - Diversified - 0.00%			VASCO Data Security International Inc (a)	6,492	42
Primoris Services Corp	2,511	20	WebMD Health Corp (a)	52,000	2,519
			Websense Inc (a)	9,166	209
Home Furnishings - 1.80%				$ 44,229
DTS Inc/CA (a)	3,096	103	Investment Companies - 0.00%
Harman International Industries Inc (a)	66,015	2,606	Main Street Capital Corp	1,367	22
Tempur-Pedic International Inc (a)	270,944	9,131	Solar Capital Ltd	321	7
TiVo Inc (a)	19,586	343		$ 29
Universal Electronics Inc (a)	3,133	67	Iron & Steel - 0.35%
	$ 12,250		General Steel Holdings Inc (a)	2,942	11
Insurance - 0.10%			Schnitzer Steel Industries Inc	43,900	2,371
American Safety Insurance Holdings Ltd (a)	241	4		$ 2,382
Amtrust Financial Services Inc	965	13	Leisure Products & Services - 1.00%
Assured Guaranty Ltd	2,716	59	Ambassadors Group Inc	5,791	70
Citizens Inc/TX (a)	7,897	55	Interval Leisure Group Inc (a)	7,634	113
eHealth Inc (a)	4,690	64	Life Time Fitness Inc (a)	101,500	3,731
FBL Financial Group Inc	1,683	43	Polaris Industries Inc	48,283	2,857
First Mercury Financial Corp	2,109	28	Universal Travel Group (a)	3,369	31
Hallmark Financial Services (a)	289	3		$ 6,802
Life Partners Holdings Inc	2,265	53	Lodging - 0.74%
RLI Corp	1,560	91	Ameristar Casinos Inc	4,560	86
Safety Insurance Group Inc	507	19	Gaylord Entertainment Co (a)	49,300	1,664
Tower Group Inc	7,212	166	Orient-Express Hotels Ltd (a)	240,826	3,287
Universal Insurance Holdings Inc	2,526	13		$ 5,037
	$ 611		Machinery - Construction & Mining - 0.61%
Internet - 6.47%			Bucyrus International Inc	65,553	4,130
AboveNet Inc (a)	2,971	150
Ancestry.com Inc (a)	37,202	730	Machinery - Diversified - 0.80%
Archipelago Learning Inc (a)	2,261	33	Altra Holdings Inc (a)	1,054	16
Art Technology Group Inc (a)	32,854	141	Chart Industries Inc (a)	70,224	1,615
AsiaInfo Holdings Inc (a)	127,929	3,635	Duoyuan Printing Inc (a)	848	7
Blue Coat Systems Inc (a)	135,607	4,412	Gorman-Rupp Co/The	2,820	79
Blue Nile Inc (a)	2,596	140	IDEX Corp	87,570	2,942
Cogent Communications Group Inc (a)	7,897	80	Intermec Inc (a)	12,992	149
comScore Inc (a)	3,864	70	iRobot Corp (a)	6,110	123
Constant Contact Inc (a)	4,270	109	Lindsay Corp	2,486	95
Cybersource Corp (a)	131,268	3,370	Middleby Corp (a)	2,927	179
DealerTrack Holdings Inc (a)	175,169	2,671	Nordson Corp	2,409	173
Dice Holdings Inc (a)	4,850	42	Robbins & Myers Inc	611	16
Digital River Inc (a)	6,340	177	Tennant Co	3,342	115
Drugstore.Com Inc (a)	15,565	57
				$ 5,509
Earthlink Inc	4,039	36	Media - 0.56%
eResearchTechnology Inc (a)	13,118	97	Acacia Research - Acacia Technologies (a)	6,806	101
F5 Networks Inc (a)	115,686	7,917	CKX Inc (a)	10,414	61
GSI Commerce Inc (a)	148,607	4,049	DG FastChannel Inc (a)	99,956	3,517
Health Grades Inc (a)	7,324	51	Dolan Media Co (a)	6,148	73
Infospace Inc (a)	6,214	65
j2 Global Communications Inc (a)	8,440	203	World Wrestling Entertainment Inc	5,324	97
Knot Inc/The (a)	179,402	1,455		$ 3,849
Lionbridge Technologies Inc (a)	18,057	98	Metal Fabrication & Hardware - 0.98%
Liquidity Services Inc (a)	4,724	54	Ampco-Pittsburgh Corp	1,313	34
LoopNet Inc (a)	6,205	70	Dynamic Materials Corp	3,960	71

See accompanying notes

386

Schedule of Investments
SmallCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Metal Fabrication & Hardware (continued)			Oil & Gas Services (continued)
Hawk Corp (a)	316 $	7	Cal Dive International Inc (a)	3,216 $	21
North American Galvanizing & Coating Inc (a)	2,831	21	CARBO Ceramics Inc	3,179	233
RBC Bearings Inc (a)	72,061	2,274	Complete Production Services Inc (a)	172,426	2,602
RTI International Metals Inc (a)	56,189	1,520	Dril-Quip Inc (a)	36,192	2,097
Valmont Industries Inc	30,733	2,560	Geokinetics Inc (a)	2,060	18
Worthington Industries Inc	11,202	179	Gulf Island Fabrication Inc	179	4
	$ 6,666		ION Geophysical Corp (a)	2,453	15
Mining - 0.03%			Lufkin Industries Inc	2,716	231
Allied Nevada Gold Corp (a)	8,193	150	Matrix Service Co (a)	2,385	25
AMCOL International Corp	1,625	47	Natural Gas Services Group Inc (a)	319	6
Stillwater Mining Co (a)	1,698	29	Oceaneering International Inc (a)	37,864	2,480
United States Lime & Minerals Inc (a)	442	18	RPC Inc	5,047	69
	$ 244		Superior Energy Services Inc (a)	72,598	1,965
Miscellaneous Manufacturing - 1.29%			Tetra Technologies Inc (a)	8,299	102
Actuant Corp	156,284	3,584	TGC Industries Inc (a)	3,295	13
Acuity Brands Inc	5,934	268	Willbros Group Inc (a)	8,137	102
AZZ Inc	2,576	105		$ 9,992
Blount International Inc (a)	3,851	43	Packaging & Containers - 0.09%
China Fire & Security Group Inc (a)	4,318	59	BWAY Holding Co (a)	202	4
CLARCOR Inc	3,387	128	Graham Packaging Co Inc (a)	2,131	26
Colfax Corp (a)	2,086	27	Rock-Tenn Co	6,820	352
ESCO Technologies Inc	5,564	172	Silgan Holdings Inc	2,850	172
GP Strategies Corp (a)	3,029	24		$ 554
Hexcel Corp (a)	226,202	3,664	Pharmaceuticals - 4.87%
Koppers Holdings Inc	2,624	74	Acura Pharmaceuticals Inc (a)	2,545	9
Matthews International Corp	6,284	220	Adolor Corp (a)	7,681	15
PMFG Inc (a)	4,594	66	Alkermes Inc (a)	19,612	257
Polypore International Inc (a)	2,196	39	Allos Therapeutics Inc (a)	12,859	102
Portec Rail Products Inc	1,041	12	Amicus Therapeutics Inc (a)	4,684	15
Raven Industries Inc	3,399	103	Ardea Biosciences Inc (a)	35,448	901
Smith & Wesson Holding Corp (a)	18,320	81	Auxilium Pharmaceuticals Inc (a)	74,898	2,667
STR Holdings Inc (a)	2,466	57	AVI BioPharma Inc (a)	30,207	40
Sturm Ruger & Co Inc	5,486	92	BioDelivery Sciences International Inc (a)	3,132	11
Trimas Corp (a)	2,805	29	BioScrip Inc (a)	8,260	74
	$ 8,847		Caraco Pharmaceutical Laboratories Ltd (a)	1,132	7
Office Furnishings - 0.50%			Catalyst Health Solutions Inc (a)	7,610	322
Herman Miller Inc	9,645	205	China Sky One Medical Inc (a)	3,213	46
HNI Corp	6,938	215	China-Biotics Inc (a)	2,942	52
Interface Inc	218,207	2,854	Cornerstone Therapeutics Inc (a)	2,004	14
Knoll Inc	8,431	118	Cumberland Pharmaceuticals Inc (a)	138,237	1,472
	$ 3,392		Cypress Bioscience Inc (a)	11,869	60
Oil & Gas - 2.82%			Cytori Therapeutics Inc (a)	9,196	52
Apco Oil and Gas International Inc	2,812	79	Depomed Inc (a)	15,783	64
Approach Resources Inc (a)	1,250	11	Durect Corp (a)	11,215	32
Arena Resources Inc (a)	6,851	253	Dyax Corp (a)	22,609	79
Atlas Energy Inc (a)	6,723	243	Hi-Tech Pharmacal Co Inc (a)	599	15
ATP Oil & Gas Corp (a)	2,533	46	Impax Laboratories Inc (a)	182,237	3,299
BPZ Resources Inc (a)	13,160	87	Infinity Pharmaceuticals Inc (a)	2,528	17
Brigham Exploration Co (a)	300,719	5,867	Inspire Pharmaceuticals Inc (a)	11,005	75
Cabot Oil & Gas Corp	52,616	1,901	Ironwood Pharmaceuticals Inc (a)	77,836	1,005
Carrizo Oil & Gas Inc (a)	4,971	109	Isis Pharmaceuticals Inc (a)	16,696	179
Concho Resources Inc/Midland TX (a)	39,180	2,226	ISTA Pharmaceuticals Inc (a)	10,233	40
Contango Oil & Gas Co (a)	2,365	130	KV Pharmaceutical Co (a)	5,762	9
CVR Energy Inc (a)	441	4	Lannett Co Inc (a)	3,112	15
FX Energy Inc (a)	13,358	58	MannKind Corp (a)	10,300	72
Gulfport Energy Corp (a)	7,784	97	MAP Pharmaceuticals Inc (a)	130,873	2,351
Hercules Offshore Inc (a)	3,743	15	Matrixx Initiatives Inc (a)	2,912	15
McMoRan Exploration Co (a)	13,533	162	Medicis Pharmaceutical Corp	94,166	2,390
Northern Oil and Gas Inc (a)	6,373	104	MiddleBrook Pharmaceuticals Inc (a)	11,219	3
Panhandle Oil and Gas Inc	2,251	56	Nabi Biopharmaceuticals (a)	11,780	66
Pioneer Drilling Co (a)	3,043	22	Nektar Therapeutics (a)	101,107	1,411
Rex Energy Corp (a)	119,239	1,586	Neogen Corp (a)	4,163	109
Rosetta Resources Inc (a)	96,667	2,407	NeurogesX Inc (a)	3,181	32
Vaalco Energy Inc (a)	933	5	Nutraceutical International Corp (a)	211	3
Venoco Inc (a)	1,815	27	Obagi Medical Products Inc (a)	5,320	72
Warren Resources Inc (a)	12,093	43	Onyx Pharmaceuticals Inc (a)	71,110	2,053
Whiting Petroleum Corp (a)	40,915	3,696	Optimer Pharmaceuticals Inc (a)	5,933	73
			Orexigen Therapeutics Inc (a)	8,357	57
	$ 19,234		Pain Therapeutics Inc (a)	5,080	30
Oil & Gas Services - 1.47%			Pharmasset Inc (a)	37,863	1,226
Bolt Technology Corp (a)	812	9	PharMerica Corp (a)	6,400	123

See accompanying notes

387

Schedule of Investments
SmallCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Retail (continued)
Progenics Pharmaceuticals Inc (a)	927 $	6	Gymboree Corp (a)	4,749 $	233
Questcor Pharmaceuticals Inc (a)	12,223	119	hhgregg Inc (a)	2,283	65
Rigel Pharmaceuticals Inc (a)	8,932	69	Hibbett Sports Inc (a)	5,864	161
Salix Pharmaceuticals Ltd (a)	145,127	5,834	HSN Inc (a)	8,153	246
Santarus Inc (a)	15,972	52	J Crew Group Inc (a)	72,025	3,347
Savient Pharmaceuticals Inc (a)	11,869	172	Jack in the Box Inc (a)	10,173	239
Sciclone Pharmaceuticals Inc (a)	11,010	46	Jo-Ann Stores Inc (a)	35,374	1,561
SXC Health Solutions Corp (a)	73,150	5,098	JOS A Bank Clothiers Inc (a)	3,755	229
Synta Pharmaceuticals Corp (a)	5,038	20	Kirkland's Inc (a)	213,474	4,754
Synutra International Inc (a)	3,224	76	Liz Claiborne Inc (a)	11,760	103
Theravance Inc (a)	12,536	210	Lululemon Athletica Inc (a)	8,345	314
USANA Health Sciences Inc (a)	1,930	70	Lumber Liquidators Holdings Inc (a)	2,964	90
Vanda Pharmaceuticals Inc (a)	8,311	70	Nu Skin Enterprises Inc	142,003	4,269
Viropharma Inc (a)	4,771	61	OfficeMax Inc (a)	9,831	187
Vivus Inc (a)	14,400	147	Panera Bread Co (a)	37,353	2,911
	$ 33,081		Papa John's International Inc (a)	3,637	100
REITS - 0.18%			PC Mall Inc (a)	732	4
Acadia Realty Trust	2,856	54	PetMed Express Inc	4,790	106
Alexander's Inc	226	72	PF Chang's China Bistro Inc (a)	4,865	212
Associated Estates Realty Corp	768	11	Pricesmart Inc	2,848	71
DuPont Fabros Technology Inc	4,320	96	Rue21 Inc (a)	32,630	1,031
EastGroup Properties Inc	3,278	134	Ruth's Hospitality Group Inc (a)	8,149	44
Equity Lifestyle Properties Inc	3,159	175	Sally Beauty Holdings Inc (a)	7,150	68
Government Properties Income Trust	306	8	Sonic Automotive Inc (a)	2,406	26
Invesco Mortgage Capital Inc	235	5	Sonic Corp (a)	9,963	117
LTC Properties Inc	763	21	Sport Supply Group Inc	796	11
Mid-America Apartment Communities Inc	2,836	156	Stein Mart Inc (a)	7,532	71
National Health Investors Inc	407	16	Texas Roadhouse Inc (a)	253,621	3,749
Omega Healthcare Investors Inc	4,796	96	Tractor Supply Co	51,466	3,457
PS Business Parks Inc	1,169	70	Ulta Salon Cosmetics & Fragrance Inc (a)	244,632	5,656
Saul Centers Inc	1,227	49	Vitamin Shoppe Inc (a)	51,560	1,280
Tanger Factory Outlet Centers	4,263	177	Wet Seal Inc/The (a)	19,905	94
UMH Properties Inc	678	7	World Fuel Services Corp	12,543	357
Universal Health Realty Income Trust	1,826	61	Zumiez Inc (a)	3,393	63
Washington Real Estate Investment Trust	1,991	63		$ 53,883
	$ 1,271		Savings & Loans - 0.02%
Retail - 7.92%			Brookline Bancorp Inc	4,420	48
99 Cents Only Stores (a)	8,510	132	Cheviot Financial Corp	174	1
AerCap Holdings NV (a)	118,900	1,641	Danvers Bancorp Inc	442	7
AFC Enterprises Inc (a)	647	7	Investors Bancorp Inc (a)	1,215	17
AnnTaylor Stores Corp (a)	235,200	5,104	Prudential Bancorp Inc of Pennsylvania	892	7
Big 5 Sporting Goods Corp	4,415	75	Roma Financial Corp	993	12
BJ's Restaurants Inc (a)	4,043	98	Territorial Bancorp Inc	412	8
Books-A-Million Inc	226	2	United Financial Bancorp Inc	851	12
Buckle Inc/The	4,202	152		$ 112
Buffalo Wild Wings Inc (a)	3,205	132	Semiconductors - 7.43%
California Pizza Kitchen Inc (a)	5,952	122	Amkor Technology Inc (a)	22,886	173
Carrols Restaurant Group Inc (a)	3,472	26	Applied Micro Circuits Corp (a)	14,102	159
Casey's General Stores Inc	6,253	242	ASM International NV (a)	99,940	2,599
Cato Corp/The	5,677	135	ATMI Inc (a)	2,885	52
CEC Entertainment Inc (a)	4,725	185	Cavium Networks Inc (a)	6,461	178
Cheesecake Factory Inc/The (a)	12,334	335	Ceva Inc (a)	5,179	63
Childrens Place Retail Stores Inc/The (a)	32,432	1,486	Cirrus Logic Inc (a)	11,699	149
Citi Trends Inc (a)	3,012	101	Cree Inc (a)	39,639	2,902
CKE Restaurants Inc	8,695	107	Diodes Inc (a)	7,034	151
Coldwater Creek Inc (a)	8,249	58	Emulex Corp (a)	16,051	189
Collective Brands Inc (a)	5,732	134	Entropic Communications Inc (a)	246,600	1,302
Cracker Barrel Old Country Store Inc	28,819	1,423	Fairchild Semiconductor International Inc (a)	222,294	2,494
Denny's Corp (a)	19,843	66	Formfactor Inc (a)	8,284	124
Destination Maternity Corp (a)	1,451	46	GT Solar International Inc (a)	9,701	57
Dick's Sporting Goods Inc (a)	131,789	3,836	Hittite Microwave Corp (a)	49,376	2,532
DineEquity Inc (a)	3,132	129	IXYS Corp (a)	6,064	55
Domino's Pizza Inc (a)	1,067	16	Kopin Corp (a)	21,236	89
Dress Barn Inc (a)	2,963	82	Kulicke & Soffa Industries Inc (a)	12,174	100
DSW Inc (a)	76,442	2,309	Lattice Semiconductor Corp (a)	2,687	14
Einstein Noah Restaurant Group Inc (a)	1,362	18	MaxLinear Inc (a)	44,600	754
Ezcorp Inc (a)	9,089	188	Mellanox Technologies Ltd (a)	117,206	2,907
Finish Line Inc/The	4,767	77	Micrel Inc	5,696	66
First Cash Financial Services Inc (a)	4,613	102	Microsemi Corp (a)	17,587	291
Fred's Inc	3,701	51	Microtune Inc (a)	9,437	25
Fuqi International Inc (a)	3,817	40	MIPS Technologies Inc (a)	13,871	69

See accompanying notes

388

Schedule of Investments
SmallCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Software (continued)
Monolithic Power Systems Inc (a)	7,091 $	175	Sybase Inc (a)	28,508 $	1,237
Netlogic Microsystems Inc (a)	272,626	8,497	Synchronoss Technologies Inc (a)	3,494	72
Omnivision Technologies Inc (a)	98,700	1,733	SYNNEX Corp (a)	1,191	33
ON Semiconductor Corp (a)	322,219	2,559	Taleo Corp (a)	88,787	2,307
Power Integrations Inc	4,244	163	THQ Inc (a)	9,034	69
Rovi Corp (a)	102,900	4,011	Tyler Technologies Inc (a)	6,531	111
Rubicon Technology Inc (a)	2,249	61	Ultimate Software Group Inc (a)	4,366	146
Semtech Corp (a)	10,958	199	Unica Corp (a)	3,479	32
Sigma Designs Inc (a)	6,894	82	VeriFone Holdings Inc (a)	198,592	3,779
Skyworks Solutions Inc (a)	226,169	3,809		$ 31,491
Standard Microsystems Corp (a)	1,773	45	Storage & Warehousing - 0.01%
Supertex Inc (a)	3,415	92	Mobile Mini Inc (a)	2,864	48
Teradyne Inc (a)	273,700	3,347
Tessera Technologies Inc (a)	10,184	207	Telecommunications - 5.14%
TriQuint Semiconductor Inc (a)	17,469	132	Acme Packet Inc (a)	98,867	2,585
Ultratech Inc (a)	4,209	62	ADC Telecommunications Inc (a)	5,836	47
Veeco Instruments Inc (a)	142,013	6,248	ADTRAN Inc	9,003	241
Volterra Semiconductor Corp (a)	70,870	1,698	Alaska Communications Systems Group Inc	7,873	68
Zoran Corp (a)	8,163	80	Anaren Inc (a)	3,965	59
	$ 50,694		Anixter International Inc (a)	1,394	73
Software - 4.61%			Applied Signal Technology Inc	4,002	75
Accelrys Inc (a)	8,401	59	Arris Group Inc (a)	19,564	240
ACI Worldwide Inc (a)	6,242	117	Aruba Networks Inc (a)	394,615	4,957
Actuate Corp (a)	13,776	78	Atheros Communications Inc (a)	69,734	2,709
Acxiom Corp (a)	11,456	218	Cbeyond Inc (a)	4,367	67
Advent Software Inc (a)	3,148	142	Cincinnati Bell Inc (a)	11,385	38
Allscripts-Misys Healthcare Solutions Inc (a)	56,700	1,144	Comtech Telecommunications Corp (a)	5,891	184
ArcSight Inc (a)	3,790	86	Consolidated Communications Holdings Inc	3,741	69
Ariba Inc (a)	15,571	222	CPI International Inc (a)	567	8
athenahealth Inc (a)	7,032	204	DigitalGlobe Inc (a)	2,639	70
Blackbaud Inc	9,030	208	EMS Technologies Inc (a)	3,852	61
Blackboard Inc (a)	5,973	254	Finisar Corp (a)	508,373	7,605
Bottomline Technologies Inc (a)	5,627	98	GeoEye Inc (a)	4,221	120
China Information Security Technology Inc (a)	7,161	43	Global Crossing Ltd (a)	4,436	66
China TransInfo Technology Corp (a)	2,666	19	Harmonic Inc (a)	15,347	105
CommVault Systems Inc (a)	8,576	180	HickoryTech Corp	4,016	34
Computer Programs & Systems Inc	2,040	92	Hughes Communications Inc (a)	2,742	77
Concur Technologies Inc (a)	59,295	2,485	Infinera Corp (a)	14,962	137
CSG Systems International Inc (a)	4,328	98	InterDigital Inc (a)	9,155	253
Deltek Inc (a)	5,357	42	Iowa Telecommunications Services Inc	1,533	26
Digi International Inc (a)	2,694	29	IPG Photonics Corp (a)	4,835	85
Double-Take Software Inc (a)	4,826	52	LogMeIn Inc (a)	1,720	40
Ebix Inc (a)	4,644	76	Loral Space & Communications Inc (a)	2,319	100
Eclipsys Corp (a)	11,796	244	MasTec Inc (a)	7,951	100
EPIQ Systems Inc (a)	6,671	80	Netgear Inc (a)	118,315	3,201
infoGROUP Inc (a)	5,735	46	Neutral Tandem Inc (a)	5,884	100
Informatica Corp (a)	157,120	3,930	Novatel Wireless Inc (a)	9,377	64
Innodata Isogen Inc (a)	6,601	23	NTELOS Holdings Corp	6,833	134
Interactive Intelligence Inc (a)	3,889	77	Oclaro Inc (a)	99,260	1,522
JDA Software Group Inc (a)	5,230	151	Oplink Communications Inc (a)	4,574	69
Lawson Software Inc (a)	11,534	90	PAETEC Holding Corp (a)	21,878	109
Mantech International Corp (a)	3,669	165	Plantronics Inc	9,334	310
MedAssets Inc (a)	135,556	3,094	Polycom Inc (a)	6,951	226
Medidata Solutions Inc (a)	1,819	27	Preformed Line Products Co	625	19
MicroStrategy Inc (a)	1,865	143	Premiere Global Services Inc (a)	8,339	78
Nuance Communications Inc (a)	181,034	3,308	RCN Corp (a)	6,498	95
Omnicell Inc (a)	5,618	75	RF Micro Devices Inc (a)	53,281	299
Opnet Technologies Inc	4,121	66	SAVVIS Inc (a)	7,445	131
Parametric Technology Corp (a)	20,652	384	SBA Communications Corp (a)	150,587	5,327
Pegasystems Inc	3,092	98	Shenandoah Telecommunications Co	5,351	95
Phase Forward Inc (a)	7,214	121	ShoreTel Inc (a)	13,623	89
Progress Software Corp (a)	7,108	229	Switch & Data Facilities Co Inc (a)	3,627	69
PROS Holdings Inc (a)	5,876	53	Syniverse Holdings Inc (a)	12,604	253
QAD Inc (a)	3,197	18	Tekelec (a)	4,655	84
Quality Systems Inc	4,893	313	tw telecom inc (a)	118,789	2,114
Quest Software Inc (a)	1,979	35	USA Mobility Inc (a)	6,282	88
Renaissance Learning Inc	2,042	29	Viasat Inc (a)	5,457	193
RightNow Technologies Inc (a)	123,091	2,019		$ 34,968
Seachange International Inc (a)	5,073	42	Textiles - 0.01%
SolarWinds Inc (a)	125,737	2,334	Unifirst Corp/MA	822	40
Solera Holdings Inc	14,536	565

See accompanying notes

389

Schedule of Investments
SmallCap Growth Fund I
April 30, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held Value (000's)		cost of investments held as of the period end were as follows:
Transportation - 1.66%
Air Transport Services Group Inc (a)	10,624 $	58
Celadon Group Inc (a)	5,609	84	Unrealized Appreciation	$ 126,956
Dynamex Inc (a)	2,122	38	Unrealized Depreciation	(9,971)
Forward Air Corp	2,927	82	Net Unrealized Appreciation (Depreciation)	$ 116,985

Genesee & Wyoming Inc (a)	74,059	2,896	Cost for federal income tax purposes	$ 561,425
Golar LNG Ltd (a)	6,378	83	All dollar amounts are shown in thousands (000's)
Gulfmark Offshore Inc (a)	2,463	85
Heartland Express Inc	6,711	111	Portfolio Summary (unaudited)

HUB Group Inc (a)	3,191	102	Sector	Percent
Kirby Corp (a)	60,119	2,530	Consumer, Non-cyclical	28 .43%
Knight Transportation Inc	135,104	2,876	Consumer, Cyclical	17 .39%
Marten Transport Ltd (a)	4,793	105	Technology	14 .99%
PHI Inc (a)	2,175	45	Communications	12 .71%
RailAmerica Inc (a)	158,879	2,048	Industrial	10 .85%
Ship Finance International Ltd	5,525	109	Financial	9 .71%
Teekay Tankers Ltd	3,236	41	Energy	4 .34%
		$ 11,293	Basic Materials	1 .04%
			Utilities	0 .04%
Trucking & Leasing - 0.00%			Diversified	0 .00%
TAL International Group Inc	250	6	Other Assets in Excess of Liabilities, Net	0 .50%

Water - 0.01%			TOTAL NET ASSETS	100.00%
Consolidated Water Co Ltd	1,477	21
Pennichuck Corp	287	7	Other Assets Summary (unaudited)
York Water Co	1,482	20	Asset Type	Percent
		$ 48	Futures	6 .22%
TOTAL COMMON STOCKS		$ 636,710
	Maturity
	Amount
REPURCHASE AGREEMENTS - 6.12%	(000's)	Value (000's)
Banks - 6.12%
Investment in Joint Trading Account; Bank of	$ 11,424	$ 11,423
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$11,651,821; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	7,430	7,430
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $7,578,893; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	11,424	11,424
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $11,651,820;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	11,424	11,423
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $11,651,821;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
		$ 41,700
TOTAL REPURCHASE AGREEMENTS		$ 41,700
Total Investments		$ 678,410
Other Assets in Excess of Liabilities, Net -
0.50%		$ 3,440
TOTAL NET ASSETS - 100.00%		$ 681,850

(a)	Non-Income Producing Security
(b)	Security is Illiquid

See accompanying notes

390

Schedule of Investments
SmallCap Growth Fund I
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	593 $	40,914	$ 42,429	$ 1,515
					$ 1,515
All dollar amounts are shown in thousands (000's)

See accompanying notes

391

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS - 96.30%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Banks (continued)
APAC Customer Services Inc (a)	4,323 $	25	Bryn Mawr Bank Corp	210 $	4
inVentiv Health Inc (a)	1,831	42	Cardinal Financial Corp	2,276	25
Valuevision Media Inc (a)	164,008	505	Cathay General Bancorp	3,190	40
	$ 572		Citizens Holding Co	166	4
Aerospace & Defense - 0.75%			City Holding Co	246	9
AAR Corp (a)	559	13	CNB Financial Corp/PA	694	11
Aerovironment Inc (a)	1,268	33	Columbia Banking System Inc	15,580	350
Argon ST Inc (a)	1,912	50	First Financial Bankshares Inc	1,200	64
Astronics Corp (a)	1,302	19	First of Long Island Corp/The	143	4
Cubic Corp	1,762	66	Great Southern Bancorp Inc	387	10
Esterline Technologies Corp (a)	34,726	1,937	Hancock Holding Co	619	25
GenCorp Inc (a)	8,432	52	Iberiabank Corp	16,666	1,027
HEICO Corp	2,756	119	Nara Bancorp Inc (a)	1,884	17
Kaman Corp	2,109	58	Orrstown Financial Services Inc	410	11
LMI Aerospace Inc (a)	733	13	Park National Corp	108	7
National Presto Industries Inc	525	59	Penns Woods Bancorp Inc	371	12
Orbital Sciences Corp (a)	6,212	114	PrivateBancorp Inc	3,283	47
Teledyne Technologies Inc (a)	1,331	58	Republic Bancorp Inc/KY	150	4
	$ 2,591		Signature Bank/New York NY (a)	27,519	1,111
Agriculture - 0.06%			Southside Bancshares Inc	575	12
Alliance One International Inc (a)	10,115	52	Suffolk Bancorp	1,064	33
Cadiz Inc (a)	2,176	27	SVB Financial Group (a)	28,454	1,401
Tejon Ranch Co (a)	1,800	52	SY Bancorp Inc	786	19
Universal Corp/VA	313	16	Texas Capital Bancshares Inc (a)	111,394	2,216
Vector Group Ltd	3,680	60	Tompkins Financial Corp	570	23
	$ 207		Trustco Bank Corp NY	4,698	31
Airlines - 0.94%			Westamerica Bancorporation	1,758	103
AirTran Holdings Inc (a)	279,271	1,475	Wilshire Bancorp Inc	209	2
Alaska Air Group Inc (a)	337	14		$ 6,707
Allegiant Travel Co (a)	26,285	1,352	Beverages - 0.04%
Hawaiian Holdings Inc (a)	5,829	41	Boston Beer Co Inc (a)	941	54
Republic Airways Holdings Inc (a)	1,166	7	Coca-Cola Bottling Co Consolidated	688	38
UAL Corp (a)	17,672	381	Peet's Coffee & Tea Inc (a)	1,239	49
	$ 3,270			$ 141
Apparel - 3.25%			Biotechnology - 3.56%
Carter's Inc (a)	4,860	157	3SBio Inc ADR(a)	98,071	1,169
CROCS Inc (a)	148,170	1,432	Acorda Therapeutics Inc (a)	4,198	163
Deckers Outdoor Corp (a)	1,431	201	Affymax Inc (a)	1,661	40
G-III Apparel Group Ltd (a)	65,750	1,881	Alnylam Pharmaceuticals Inc (a)	3,419	58
Maidenform Brands Inc (a)	81,017	1,849	AMAG Pharmaceuticals Inc (a)	2,002	68
Oxford Industries Inc	1,403	30	American Oriental Bioengineering Inc (a)	3,798	15
Skechers U.S.A. Inc (a)	41,925	1,608	Arena Pharmaceuticals Inc (a)	107,514	349
Steven Madden Ltd (a)	30,923	1,792	Ariad Pharmaceuticals Inc (a)	10,381	37
Timberland Co/The (a)	3,052	66	Cambrex Corp (a)	4,601	20
True Religion Apparel Inc (a)	2,766	86	Celera Corp (a)	2,898	22
Under Armour Inc (a)	3,615	122	Cell Therapeutics Inc (a)	54,467	34
Volcom Inc (a)	2,060	49	Cubist Pharmaceuticals Inc (a)	6,365	143
Warnaco Group Inc/The (a)	39,454	1,887	Curis Inc (a)	1,347	4
Wolverine World Wide Inc	5,369	164	Cytokinetics Inc (a)	7,404	24
			Discovery Laboratories Inc (a)	21,879	11
	$ 11,324		Emergent Biosolutions Inc (a)	2,662	43
Automobile Manufacturers - 0.01%			Enzo Biochem Inc (a)	4,141	25
Force Protection Inc (a)	7,903	42	Enzon Pharmaceuticals Inc (a)	6,566	69
			Exact Sciences Corp (a)	69,629	309
Automobile Parts & Equipment - 1.68%			Exelixis Inc (a)	11,892	69
ATC Technology Corp/IL (a)	2,456	50	Halozyme Therapeutics Inc (a)	6,414	55
China Automotive Systems Inc (a)	730	16	Harvard Bioscience Inc (a)	3,959	17
Cooper Tire & Rubber Co	52,877	1,122	Human Genome Sciences Inc (a)	113,781	3,150
Dorman Products Inc (a)	311	8	Idera Pharmaceuticals Inc (a)	3,653	23
Exide Technologies (a)	214,111	1,272	Illumina Inc (a)	22,823	956
Fuel Systems Solutions Inc (a)	1,504	48	Immunogen Inc (a)	68,333	677
Standard Motor Products Inc	1,656	18	Immunomedics Inc (a)	10,705	37
Westport Innovations Inc (a)	85,417	1,623	Incyte Corp (a)	9,609	129
Wonder Auto Technology Inc (a)	146,343	1,693	Insmed Inc (a)	20,926	22
	$ 5,850		InterMune Inc (a)	28,383	1,208
Banks - 1.93%			Lexicon Pharmaceuticals Inc (a)	14,301	23
Ames National Corp	503	10	Ligand Pharmaceuticals Inc (a)	9,191	17
Arrow Financial Corp	947	26	Martek Biosciences Corp (a)	1,008	22
Bank of Marin Bancorp	688	23	Maxygen Inc (a)	2,993	19
Bank of the Ozarks Inc	146	6	Medicines Co/The (a)	6,233	46
Bridge Bancorp Inc	867	20	Micromet Inc (a)	151,328	1,153

See accompanying notes

392

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Biotechnology (continued)			Commercial Services (continued)
Momenta Pharmaceuticals Inc (a)	3,716 $	52	ExlService Holdings Inc (a)	72,925 $	1,161
NPS Pharmaceuticals Inc (a)	56,530	394	Forrester Research Inc (a)	1,490	48
OncoGenex Pharmaceutical Inc (a)	727	16	Gartner Inc (a)	7,399	178
PDL BioPharma Inc	13,346	78	Geo Group Inc/The (a)	4,636	98
Protalix BioTherapeutics Inc (a)	5,791	39	Global Cash Access Holdings Inc (a)	5,585	49
Regeneron Pharmaceuticals Inc (a)	52,241	1,334	Grand Canyon Education Inc (a)	1,496	36
Repligen Corp (a)	2,650	9	Great Lakes Dredge & Dock Corp	6,106	33
RTI Biologics Inc (a)	3,241	12	Healthcare Services Group Inc	4,564	98
Sangamo Biosciences Inc (a)	101	1	Heartland Payment Systems Inc	3,574	66
Seattle Genetics Inc (a)	7,939	100	Hill International Inc (a)	3,725	24
Sequenom Inc (a)	5,828	36	HMS Holdings Corp (a)	2,857	153
SuperGen Inc (a)	6,430	19	Huron Consulting Group Inc (a)	2,436	57
Zymogenetics Inc (a)	7,762	46	ICF International Inc (a)	1,861	43
	$ 12,362		K12 Inc (a)	2,239	53
Building Materials - 0.30%			Kendle International Inc (a)	532	9
AAON Inc	2,044	49	Kenexa Corp (a)	2,506	38
Apogee Enterprises Inc	323	4	Kforce Inc (a)	50,416	700
LSI Industries Inc	124,510	875	Korn/Ferry International (a)	134,218	2,175
Quanex Building Products Corp	2,495	47	Landauer Inc	536	37
Simpson Manufacturing Co Inc	2,796	95	Lincoln Educational Services Corp (a)	1,587	40
	$ 1,070		Live Nation Entertainment Inc (a)	5,265	83
Chemicals - 0.89%			MAXIMUS Inc	1,766	109
Balchem Corp	2,624	68	McGrath Rentcorp	547	14
China Green Agriculture Inc (a)	1,731	22	Medifast Inc (a)	1,400	45
Hawkins Inc	1,351	36	MoneyGram International Inc (a)	11,569	35
Landec Corp (a)	3,719	23	Monro Muffler Brake Inc	1,831	66
NewMarket Corp	13,406	1,475	Multi-Color Corp	1,596	20
Olin Corp	57,540	1,208	National Research Corp	281	7
Omnova Solutions Inc (a)	4,759	36	Navigant Consulting Inc (a)	5,637	73
PolyOne Corp (a)	2,779	31	Net 1 UEPS Technologies Inc (a)	3,406	56
Stepan Co	725	55	On Assignment Inc (a)	198,261	1,394
WR Grace & Co (a)	2,300	67	Parexel International Corp (a)	79,896	1,884
Zep Inc	2,328	43	PDI Inc (a)	52,460	476
	$ 3,064		Pre-Paid Legal Services Inc (a)	1,133	50
			Providence Service Corp/The (a)	1,794	30
Coal - 0.03%
Cloud Peak Energy Inc (a)	2,055	33	QC Holdings Inc	581	3
James River Coal Co (a)	3,027	57	Resources Connection Inc (a)	4,275	75
Westmoreland Coal Co (a)	372	5	Rewards Network Inc	360	5
			Riskmetrics Group Inc (a)	2,363	53
	$ 95
Commercial Services - 6.04%			Rollins Inc	4,952	108
			RSC Holdings Inc (a)	4,647	43
ABM Industries Inc	1,702	36	Sotheby's	5,824	195

Administaff Inc	2,012	45	Standard Parking Corp (a)	238	4
Advance America Cash Advance Centers Inc	6,753	39	Steiner Leisure Ltd (a)	785	37
Advisory Board Co/The (a)	1,753	58
			SuccessFactors Inc (a)	128,487	2,689
American Public Education Inc (a)	26,584	1,125
			Team Health Holdings Inc (a)	2,067	33
American Reprographics Co (a)	5,275	53
			Team Inc (a)	2,992	52
AMN Healthcare Services Inc (a)	5,462	50
			TeleTech Holdings Inc (a)	3,557	59
Arbitron Inc	2,515	77	TNS Inc (a)	2,404	62
Avis Budget Group Inc (a)	6,702	101
Bridgepoint Education Inc (a)	1,525	39	Towers Watson & Co	3,926	188
			Transcend Services Inc (a)	85,769	1,275
Capella Education Co (a)	12,508	1,134
			Universal Technical Institute Inc (a)	2,167	52
Cardtronics Inc (a)	89,181	1,243
			Valassis Communications Inc (a)	4,300	140
CBIZ Inc (a)	7,337	52
			Wright Express Corp (a)	3,660	124
Cenveo Inc (a)	6,062	52
Chemed Corp	2,494	137		$ 20,943
ChinaCast Education Corp (a)	5,559	37	Computers - 2.84%
Coinstar Inc (a)	2,860	127	3D Systems Corp (a)	2,107	33
Corinthian Colleges Inc (a)	77,641	1,213	3PAR Inc (a)	4,598	43
Corporate Executive Board Co	3,860	106	CACI International Inc (a)	566	27
Corvel Corp (a)	1,155	39	Compellent Technologies Inc (a)	88,676	1,115
CoStar Group Inc (a)	1,883	83	Cray Inc (a)	4,186	28
			Fortinet Inc (a)	1,508	27
CPI Corp	832	22
CRA International Inc (a)	1,517	35	iGate Corp	3,723	46
Cross Country Healthcare Inc (a)	476	5	Imation Corp (a)	479	5
			Insight Enterprises Inc (a)	1,006	15
Deluxe Corp	3,140	66
Diamond Management & Technology Consultants	3,671	30	Jack Henry & Associates Inc	9,186	234
			LivePerson Inc (a)	120,447	995
Inc Dollar Financial Corp (a)	2,196	51	Manhattan Associates Inc (a)	2,525	72
DynCorp International Inc (a)	605	10	MTS Systems Corp	302	9
Emergency Medical Services Corp (a)	3,205	169	Ness Technologies Inc (a)	155,886	1,009
Euronet Worldwide Inc (a)	4,672	74	Netezza Corp (a)	4,498	62
See accompanying notes			393

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electrical Components & Equipment - 2.27%
Netscout Systems Inc (a)	3,582 $	52	Advanced Energy Industries Inc (a)	47,334 $	697
Palm Inc (a)	13,857	80	American Superconductor Corp (a)	56,979	1,663
PAR Technology Corp (a)	974	7	Generac Holdings Inc (a)	1,299	20
Quantum Corp (a)	23,423	68	GrafTech International Ltd (a)	5,271	89
Radiant Systems Inc (a)	115,263	1,621	Graham Corp	1,126	20
Radisys Corp (a)	3,826	38	Harbin Electric Inc (a)	1,656	36
Riverbed Technology Inc (a)	53,638	1,662	JA Solar Holdings Co Ltd ADR(a)	176,655	1,079
SRA International Inc (a)	1,963	45	Lihua International Inc (a)	304	3
STEC Inc (a)	2,849	39	NIVS IntelliMedia Technology Group Inc (a)	1,356	4
Stratasys Inc (a)	1,916	46	Powell Industries Inc (a)	1,274	43
Super Micro Computer Inc (a)	64,004	908	Power-One Inc (a)	246,836	1,940
SYKES Enterprises Inc (a)	4,248	97	PowerSecure International Inc (a)	81,613	919
Synaptics Inc (a)	3,821	117	Satcon Technology Corp (a)	193,626	544
Syntel Inc	1,409	51	SmartHeat Inc (a)	1,525	13
Unisys Corp (a)	401	11	Universal Display Corp (a)	60,097	802
Virtusa Corp (a)	1,668	17		$ 7,872
Xyratex Ltd (a)	75,295	1,325	Electronics - 2.26%
	$ 9,904		American Science & Engineering Inc	1,028	77
Consumer Products - 0.51%			Analogic Corp	925	44
Blyth Inc	75	4	Badger Meter Inc	1,665	69
Tupperware Brands Corp	34,015	1,737	Ballantyne Strong Inc (a)	91,478	704
WD-40 Co	1,230	44	Benchmark Electronics Inc (a)	1,219	26
	$ 1,785		Checkpoint Systems Inc (a)	1,522	34
Cosmetics & Personal Care - 0.01%			China Security & Surveillance Technology Inc (a)	5,801	35
Inter Parfums Inc	468	8	Cogent Inc (a)	4,753	49
Revlon Inc (a)	1,503	26	CTS Corp	298	3
	$ 34		Daktronics Inc	4,778	40
Distribution & Wholesale - 1.40%			DDi Corp	375	3
Beacon Roofing Supply Inc (a)	7,097	157	Dionex Corp (a)	1,953	159
BMP Sunstone Corp (a)	4,841	26	FARO Technologies Inc (a)	1,434	36
Brightpoint Inc (a)	4,944	40	FEI Co (a)	3,839	87
Chindex International Inc (a)	2,064	26	II-VI Inc (a)	33,986	1,218
Core-Mark Holding Co Inc (a)	452	14	Imax Corp (a)	61,947	1,171
Fossil Inc (a)	5,122	199	L-1 Identity Solutions Inc (a)	6,666	58
MWI Veterinary Supply Inc (a)	41,814	1,755	LaBarge Inc (a)	1,670	21
Owens & Minor Inc	5,520	174	MEMSIC Inc (a)	229	1
Pool Corp	2,471	61	Methode Electronics Inc	693	8
Scansource Inc (a)	261	7	Multi-Fineline Electronix Inc (a)	1,611	42
School Specialty Inc (a)	1,125	26	Newport Corp (a)	86,203	1,020
Titan Machinery Inc (a)	1,977	29	OSI Systems Inc (a)	2,030	53
Watsco Inc	2,332	138	Park Electrochemical Corp	36,665	1,108
WESCO International Inc (a)	54,220	2,202	Plexus Corp (a)	1,472	54
		$ 4,854	RAE Systems Inc (a)	6,904	5
Diversified Financial Services - 0.41%			Rofin-Sinar Technologies Inc (a)	2,143	57
BGC Partners Inc	3,701	24	Rogers Corp (a)	22,218	744
Calamos Asset Management Inc	249	3	SRS Labs Inc (a)	1,799	17
Credit Acceptance Corp (a)	909	41	Varian Inc (a)	738	38
Diamond Hill Investment Group Inc	328	26	Woodward Governor Co	29,647	950
Duff & Phelps Corp	2,656	42		$ 7,931
Epoch Holding Corp	1,885	24	Energy - Alternate Sources - 1.13%
Evercore Partners Inc - Class A	707	25	China Integrated Energy Inc (a)	73,505	865
GAMCO Investors Inc	692	32	Clean Energy Fuels Corp (a)	3,377	59
GFI Group Inc	6,934	48	Comverge Inc (a)	78,381	889
JMP Group Inc	235	2	FuelCell Energy Inc (a)	235,555	648
KBW Inc (a)	1,535	46	Headwaters Inc (a)	243,594	1,462
Knight Capital Group Inc (a)	5,048	78		$ 3,923
MarketAxess Holdings Inc	3,390	53	Engineering & Contruction - 0.35%
Nelnet Inc	985	20	Argan Inc (a)	1,240	14
optionsXpress Holdings Inc (a)	4,030	72	EMCOR Group Inc (a)	2,333	67
Portfolio Recovery Associates Inc (a)	1,821	121	ENGlobal Corp (a)	2,902	10
Pzena Investment Management Inc	1,309	10	Exponent Inc (a)	1,537	46
Stifel Financial Corp (a)	13,058	748	Layne Christensen Co (a)	33,561	919
SWS Group Inc	283	3	Michael Baker Corp (a)	1,312	46
US Global Investors Inc	1,912	17	Mistras Group Inc (a)	1,089	13
Westwood Holdings Group Inc	819	32	Orion Marine Group Inc (a)	3,022	57
	$ 1,467		Stanley Inc (a)	1,295	41
Electric - 0.01%			Sterling Construction Co Inc (a)	193	4
EnerNOC Inc (a)	1,330	39	VSE Corp	530	21
US Geothermal Inc (a)	8,238	8		$ 1,238
	$ 47		Entertainment - 1.53%
			Bally Technologies Inc (a)	5,947	275
See accompanying notes			394

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Entertainment (continued)			Healthcare - Products (continued)
Bluegreen Corp (a)	154,668 $	939	Cardiac Science Corp (a)	480 $	1
Cinemark Holdings Inc	78,022	1,425	Cepheid Inc (a)	38,645	773
Dover Downs Gaming & Entertainment Inc	2,389	9	Conceptus Inc (a)	3,408	65
Pinnacle Entertainment Inc (a)	3,060	42	CryoLife Inc (a)	4,250	26
Shuffle Master Inc (a)	274,412	2,634	Cutera Inc (a)	50,040	578
Youbet.com Inc (a)	5,019	15	Cyberonics Inc (a)	3,052	60
	$ 5,339		Delcath Systems Inc (a)	3,087	47
Environmental Control - 0.90%			DexCom Inc (a)	5,034	55
Calgon Carbon Corp (a)	5,940	92	Electro-Optical Sciences Inc (a)	3,724	27
Clean Harbors Inc (a)	1,930	122	Endologix Inc (a)	7,915	37
Darling International Inc (a)	78,761	748	ev3 Inc (a)	72,786	1,392
EnergySolutions Inc	1,181	9	Exactech Inc (a)	1,326	27
Fuel Tech Inc (a)	2,324	17	Genomic Health Inc (a)	2,354	38
Metalico Inc (a)	280,679	1,852	Given Imaging Ltd (a)	49,392	1,036
Mine Safety Appliances Co	2,353	69	Greatbatch Inc (a)	1,835	41
Perma-Fix Environmental Services (a)	9,148	20	Haemonetics Corp (a)	2,831	164
Tetra Tech Inc (a)	6,771	165	Hanger Orthopedic Group Inc (a)	28,428	530
US Ecology Inc	3,037	47	HeartWare International Inc (a)	33,001	1,856
Waste Services Inc (a)	341	4	ICU Medical Inc (a)	1,331	47
	$ 3,145		Immucor Inc (a)	7,780	166
Food - 1.07%			Insulet Corp (a)	3,336	46
American Italian Pasta Co (a)	1,595	63	Integra LifeSciences Holdings Corp (a)	2,101	95
B&G Foods Inc	2,236	23	Invacare Corp	1,393	37
Calavo Growers Inc	1,707	30	IRIS International Inc (a)	2,939	34
Cal-Maine Foods Inc	1,450	48	Kensey Nash Corp (a)	1,345	30
Diamond Foods Inc	65,060	2,779	Luminex Corp (a)	3,926	64
Dole Food Co Inc (a)	3,890	44	Masimo Corp	5,602	131
J&J Snack Foods Corp	1,517	71	Medical Action Industries Inc (a)	1,894	23
Lancaster Colony Corp	2,056	113	Medtox Scientific Inc (a)	46,812	600
Lance Inc	2,631	61	Merge Healthcare Inc (a)	187,837	465
Overhill Farms Inc (a)	2,690	16	Meridian Bioscience Inc	4,525	91
Ruddick Corp	1,255	44	Merit Medical Systems Inc (a)	3,117	50
Sanderson Farms Inc	2,176	123	Micrus Endovascular Corp (a)	2,613	52
Tootsie Roll Industries Inc	2,358	63	Natus Medical Inc (a)	3,445	59
United Natural Foods Inc (a)	4,601	141	NuVasive Inc (a)	28,335	1,179
Village Super Market Inc	1,041	28	NxStage Medical Inc (a)	3,852	49
Zhongpin Inc (a),(b)	2,581	33	OraSure Technologies Inc (a)	3,044	19
			Orthofix International NV (a)	1,908	65
	$ 3,680		Orthovita Inc (a)	10,021	40
Forest Products & Paper - 0.37%			PSS World Medical Inc (a)	6,558	154
Boise Inc (a)	2,356	16	Quidel Corp (a)	2,876	42
Clearwater Paper Corp (a)	167	11	Rockwell Medical Technologies Inc (a)	2,900	17
Deltic Timber Corp	779	41	Sirona Dental Systems Inc (a)	24,221	1,010
Orchids Paper Products Co (a)	928	14	Somanetics Corp (a)	1,974	40
Potlatch Corp	2,231	84	SonoSite Inc (a)	1,605	54
Schweitzer-Mauduit International Inc	19,182	1,092	Spectranetics Corp (a)	5,252	36
Wausau Paper Corp (a)	2,753	24	Stereotaxis Inc (a)	5,047	24
	$ 1,282
Gas - 0.03%			STERIS Corp	6,457	215
			SurModics Inc (a)	1,720	32
New Jersey Resources Corp	1,118	42	Symmetry Medical Inc (a)	1,345	16
Piedmont Natural Gas Co Inc	775	21	Synovis Life Technologies Inc (a)	1,930	28
South Jersey Industries Inc	587	27	Thoratec Corp (a)	98,276	4,383
	$ 90		TomoTherapy Inc (a)	215,224	837
Hand & Machine Tools - 0.01%			Utah Medical Products Inc	545	15
Baldor Electric Co	865	33	Vascular Solutions Inc (a)	2,652	26
			Vital Images Inc (a)	1,644	26
Healthcare - Products - 7.28%			Volcano Corp (a)	152,540	3,664
Abaxis Inc (a)	2,445	63
ABIOMED Inc (a)	5,108	49	West Pharmaceutical Services Inc	3,126	131
			Wright Medical Group Inc (a)	4,247	80
Accuray Inc (a)	6,499	42
Affymetrix Inc (a)	113,263	786	Young Innovations Inc	653	16
			Zoll Medical Corp (a)	1,761	54
Align Technology Inc (a)	6,510	110
Alpha PRO Tech Ltd (a)	117,209	261		$ 25,280
Alphatec Holdings Inc (a)	5,518	37	Healthcare - Services - 1.84%
			Air Methods Corp (a)	1,211	40
American Medical Systems Holdings Inc (a)	8,152	146
			Alliance HealthCare Services Inc (a)	4,114	22
Angiodynamics Inc (a)	1,170	19
			Allied Healthcare International Inc (a)	1,268	3
Atrion Corp	246	35	Almost Family Inc (a)	1,343	57
BioMimetic Therapeutics Inc (a)	112,871	1,504
			Amedisys Inc (a)	2,852	164
Bovie Medical Corp (a)	2,894	15
Bruker BioSciences Corp (a)	77,748	1,189	America Service Group Inc	1,403	24
			American Dental Partners Inc (a)	915	12
Cantel Medical Corp	1,477	29	AMERIGROUP Corp (a)	5,842	212
See accompanying notes

395

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Internet (continued)
Bio-Reference Labs Inc (a)	132,728 $	3,106	GSI Commerce Inc (a)	170,750 $	4,653
Centene Corp (a)	2,886	66	Health Grades Inc (a)	97,281	682
Continucare Corp (a)	4,276	14	Infospace Inc (a)	118,696	1,242
Emeritus Corp (a)	1,877	42	j2 Global Communications Inc (a)	4,490	108
Ensign Group Inc/The	1,801	31	Lionbridge Technologies Inc (a)	9,609	52
Genoptix Inc (a)	1,881	73	Liquidity Services Inc (a)	2,511	29
Gentiva Health Services Inc (a)	1,263	36	Local.com Corp (a)	86,562	750
Healthsouth Corp (a)	43,176	884	LoopNet Inc (a)	3,300	37
Healthways Inc (a)	297	5	MercadoLibre Inc (a)	2,831	143
IPC The Hospitalist Co Inc (a)	1,797	55	ModusLink Global Solutions Inc (a)	425	4
LHC Group Inc (a)	1,692	58	Move Inc (a)	14,712	33
Metropolitan Health Networks Inc (a)	6,237	19	Network Engines Inc (a)	243,851	744
National Healthcare Corp	584	21	NIC Inc	153,411	1,082
NovaMed Inc (a)	2,033	7	NutriSystem Inc	114,655	2,216
Odyssey HealthCare Inc (a)	2,682	56	Online Resources Corp (a)	2,842	13
Psychiatric Solutions Inc (a)	4,211	135	PC-Tel Inc (a)	416	3
RadNet Inc (a)	4,547	17	Perficient Inc (a)	98,056	1,223
RehabCare Group Inc (a)	43,523	1,241	Rackspace Hosting Inc (a)	122,379	2,197
Select Medical Holdings Corp (a)	1,712	15	Saba Software Inc (a)	4,179	21
Triple-S Management Corp (a)	174	3	Safeguard Scientifics Inc (a)	1,323	18
US Physical Therapy Inc (a)	907	16	Sapient Corp	9,246	95
Virtual Radiologic Corp (a)	1,071	13	Shutterfly Inc (a)	499	12
	$ 6,447		SonicWALL Inc (a)	666	7
Holding Companies - Diversified - 0.00%			Sourcefire Inc (a)	38,286	856
Primoris Services Corp	1,385	11	TeleCommunication Systems Inc (a)	4,869	34
			Terremark Worldwide Inc (a)	5,507	39
Home Builders - 0.35%			TIBCO Software Inc (a)	6,692	76
Hovnanian Enterprises Inc (a)	170,600	1,213	US Auto Parts Network Inc (a)	7,040	66
			ValueClick Inc (a)	9,533	98
Home Furnishings - 1.33%			VASCO Data Security International Inc (a)	3,454	22
DTS Inc/CA (a)	1,647	55	Vitacost.com Inc (a)	56,535	492
La-Z-Boy Inc (a)	69,638	908	Websense Inc (a)	4,874	111
Select Comfort Corp (a)	121,092	1,371		$ 20,754
Tempur-Pedic International Inc (a)	60,959	2,054	Investment Companies - 0.00%
TiVo Inc (a)	10,420	183	Main Street Capital Corp	754	12
Universal Electronics Inc (a)	1,667	35	Solar Capital Ltd	170	4
	$ 4,606			$ 16
Insurance - 0.38%			Iron & Steel - 0.11%
American Safety Insurance Holdings Ltd (a)	156	3	General Steel Holdings Inc (a)	99,208	370
Amtrust Financial Services Inc	533	7
Assured Guaranty Ltd	1,444	31	Leisure Products & Services - 0.09%
Citizens Inc/TX (a)	4,202	29	Ambassadors Group Inc	3,080	37
eHealth Inc (a)	2,494	34	Interval Leisure Group Inc (a)	4,060	60
FBL Financial Group Inc	923	24	Polaris Industries Inc	3,343	198
First Mercury Financial Corp	1,164	15	Universal Travel Group (a)	1,524	14
Hallmark Financial Services (a)	184	2		$ 309
Life Partners Holdings Inc	1,204	28	Lodging - 0.01%
PMA Capital Corp (a)	140,733	967	Ameristar Casinos Inc	2,429	46
RLI Corp	829	48
Safety Insurance Group Inc	279	10	Machinery - Construction & Mining - 0.38%
Tower Group Inc	3,836	89	Bucyrus International Inc	21,163	1,333
Universal Insurance Holdings Inc	1,393	7
	$ 1,294		Machinery - Diversified - 1.65%
Internet - 5.98%			Altra Holdings Inc (a)	606	9
AboveNet Inc (a)	29,956	1,514	Chart Industries Inc (a)	2,834	65
Ancestry.com Inc (a)	986	19	Duoyuan Printing Inc (a)	466	4
Archipelago Learning Inc (a)	1,202	18	DXP Enterprises Inc (a)	70,269	1,166
Art Technology Group Inc (a)	17,483	75	Gorman-Rupp Co/The	1,500	42
AsiaInfo Holdings Inc (a)	3,419	97	Intermec Inc (a)	6,911	79
Blue Coat Systems Inc (a)	37,437	1,218	Intevac Inc (a)	77,492	1,079
Blue Nile Inc (a)	1,380	75	iRobot Corp (a)	3,250	66
Cogent Communications Group Inc (a)	4,200	43	Lindsay Corp	1,321	50
comScore Inc (a)	2,056	37	Middleby Corp (a)	1,558	95
Constant Contact Inc (a)	2,265	58	Nordson Corp	33,611	2,414
Cybersource Corp (a)	6,598	170	Presstek Inc (a)	134,012	619
DealerTrack Holdings Inc (a)	3,561	54	Robbins & Myers Inc	324	9
Dice Holdings Inc (a)	2,676	23	Tennant Co	1,778	61
Digital River Inc (a)	3,374	94		$ 5,758
Drugstore.Com Inc (a)	8,282	30	Media - 0.64%
Earthlink Inc	2,229	20	Acacia Research - Acacia Technologies (a)	7,019	104
eResearchTechnology Inc (a)	6,950	51	CKX Inc (a)	5,542	32
See accompanying notes			396

Schedule of Investments SmallCap Growth Fund II April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Media (continued)			Oil & Gas (continued)
DG FastChannel Inc (a)	35,695 $	1,256	Rex Energy Corp (a)	3,033 $	40
Dolan Media Co (a)	63,121	751	Swift Energy Co (a)	40,534	1,467
World Wrestling Entertainment Inc	2,833	52	Vaalco Energy Inc (a)	624	3
	$ 2,195		Venoco Inc (a)	965	14
Metal Fabrication & Hardware - 0.71%			Warren Resources Inc (a)	6,435	23
Ampco-Pittsburgh Corp	721	18	Whiting Petroleum Corp (a)	29,595	2,673
CIRCOR International Inc	31,589	1,089		$ 10,527
Dynamic Materials Corp	2,105	38	Oil & Gas Services - 0.63%
Hawk Corp (a)	167	4	Bolt Technology Corp (a)	486	5
Kaydon Corp	27,342	1,138	Cal Dive International Inc (a)	1,775	11
North American Galvanizing & Coating Inc (a)	1,562	12	CARBO Ceramics Inc	1,691	124
RBC Bearings Inc (a)	2,313	73	Dril-Quip Inc (a)	3,187	185
Worthington Industries Inc	5,959	95	Geokinetics Inc (a)	1,095	10
	$ 2,467		Gulf Island Fabrication Inc	120	3
Mining - 0.92%			ION Geophysical Corp (a)	1,353	8
Allied Nevada Gold Corp (a)	84,278	1,541	Lufkin Industries Inc	1,444	123
AMCOL International Corp	896	26	Matrix Service Co (a)	1,316	14
Horsehead Holding Corp (a)	138,286	1,643	Natural Gas Services Group Inc (a)	201	3
Stillwater Mining Co (a)	937	16	RPC Inc	117,098	1,599
United States Lime & Minerals Inc (a)	243	10	Tetra Technologies Inc (a)	4,414	54
	$ 3,236		TGC Industries Inc (a)	1,987	8
Miscellaneous Manufacturing - 0.95%			Willbros Group Inc (a)	4,329	54
Actuant Corp	42,991	985		$ 2,201
Acuity Brands Inc	3,158	143	Packaging & Containers - 0.78%
AZZ Inc	1,370	56	BWAY Holding Co (a)	127	3
Blount International Inc (a)	2,125	24	Graham Packaging Co Inc (a)	1,134	14
China Fire & Security Group Inc (a)	2,295	31	Rock-Tenn Co	50,467	2,604
CLARCOR Inc	1,802	68	Silgan Holdings Inc	1,516	91
Colfax Corp (a)	1,143	15		$ 2,712
ESCO Technologies Inc	2,959	91	Pharmaceuticals - 5.60%
GP Strategies Corp (a)	1,671	14	Acura Pharmaceuticals Inc (a)	1,353	5
Hexcel Corp (a)	9,211	149	Adolor Corp (a)	4,238	8
Koppers Holdings Inc	47,086	1,326	Alkermes Inc (a)	51,688	677
Matthews International Corp	3,344	117	Allos Therapeutics Inc (a)	6,842	54
PMFG Inc (a)	2,445	35	Amicus Therapeutics Inc (a)	2,492	8
Polypore International Inc (a)	1,203	22	Ardea Biosciences Inc (a)	1,355	34
Portec Rail Products Inc	574	7	Auxilium Pharmaceuticals Inc (a)	5,108	182
Raven Industries Inc	1,807	55	AVI BioPharma Inc (a)	16,664	22
Smith & Wesson Holding Corp (a)	9,746	43	BioDelivery Sciences International Inc (a)	1,729	6
STR Holdings Inc (a)	1,311	30	BioScrip Inc (a)	518,473	4,635
Sturm Ruger & Co Inc	2,907	49	Caraco Pharmaceutical Laboratories Ltd (a)	661	4
Trimas Corp (a)	1,548	16	Catalyst Health Solutions Inc (a)	48,401	2,048
	$ 3,276		China Sky One Medical Inc (a)	1,709	24
Office Furnishings - 0.50%			China-Biotics Inc (a)	1,564	28
Herman Miller Inc	5,133	109	Cornerstone Therapeutics Inc (a)	1,106	8
HNI Corp	3,691	114	Cumberland Pharmaceuticals Inc (a)	1,106	12
Interface Inc	109,718	1,435	Cypress Bioscience Inc (a)	6,316	32
Knoll Inc	4,487	63	Cytori Therapeutics Inc (a)	4,893	28
	$ 1,721		Depomed Inc (a)	67,041	270
Oil & Gas - 3.03%			Durect Corp (a)	6,518	19
Apco Oil and Gas International Inc	1,496	42	Dyax Corp (a)	12,031	42
Approach Resources Inc (a)	689	6	Hi-Tech Pharmacal Co Inc (a)	330	8
Arena Resources Inc (a)	3,646	135	Impax Laboratories Inc (a)	110,394	1,998
Atlas Energy Inc (a)	3,575	129	Infinity Pharmaceuticals Inc (a)	1,394	10
ATP Oil & Gas Corp (a)	1,346	25	Inspire Pharmaceuticals Inc (a)	166,708	1,142
BPZ Resources Inc (a)	7,001	46	Ironwood Pharmaceuticals Inc (a)	2,573	33
Brigham Exploration Co (a)	140,914	2,749	Isis Pharmaceuticals Inc (a)	63,585	684
Carrizo Oil & Gas Inc (a)	2,644	58	ISTA Pharmaceuticals Inc (a)	5,647	22
Contango Oil & Gas Co (a)	1,257	69	Jazz Pharmaceuticals Inc (a)	88,635	899
CVR Energy Inc (a)	293	2	KV Pharmaceutical Co (a)	3,321	5
FX Energy Inc (a)	7,108	31	Lannett Co Inc (a)	1,717	8
Georesources Inc (a)	54,513	935	MannKind Corp (a)	5,480	38
GMX Resources Inc (a)	60,007	481	Matrixx Initiatives Inc (a)	1,606	8
Gulfport Energy Corp (a)	4,142	52	Medicis Pharmaceutical Corp	1,302	33
Hercules Offshore Inc (a)	2,066	8	MiddleBrook Pharmaceuticals Inc (a)	6,191	2
McMoRan Exploration Co (a)	7,199	86	Nabi Biopharmaceuticals (a)	6,265	35
Northern Oil and Gas Inc (a)	3,390	55	Nektar Therapeutics (a)	10,221	143
Panhandle Oil and Gas Inc	1,197	30	Neogen Corp (a)	62,829	1,652
Penn Virginia Corp	53,161	1,356	NeurogesX Inc (a)	1,749	18
Pioneer Drilling Co (a)	1,678	12	Nutraceutical International Corp (a)	116	2
			Obagi Medical Products Inc (a)	2,830	38

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Retail (continued)
Onyx Pharmaceuticals Inc (a)	5,852 $	169	Einstein Noah Restaurant Group Inc (a)	751 $	10
Optimer Pharmaceuticals Inc (a)	3,157	39	Ezcorp Inc (a)	4,835	100
Orexigen Therapeutics Inc (a)	4,447	30	Finish Line Inc/The	2,536	41
Pain Therapeutics Inc (a)	2,953	18	First Cash Financial Services Inc (a)	2,454	54
Pharmasset Inc (a)	19,584	634	Fred's Inc	2,042	28
PharMerica Corp (a)	3,405	66	Fuqi International Inc (a)	2,031	21
Progenics Pharmaceuticals Inc (a)	539	3	Gymboree Corp (a)	2,526	124
Questcor Pharmaceuticals Inc (a)	6,505	63	hhgregg Inc (a)	1,214	35
Rigel Pharmaceuticals Inc (a)	4,753	37	Hibbett Sports Inc (a)	54,352	1,495
Salix Pharmaceuticals Ltd (a)	48,961	1,968	HSN Inc (a)	4,337	131
Santarus Inc (a)	8,498	28	J Crew Group Inc (a)	27,109	1,260
Savient Pharmaceuticals Inc (a)	6,313	92	Jack in the Box Inc (a)	5,412	127
Sciclone Pharmaceuticals Inc (a)	6,075	25	Jo-Ann Stores Inc (a)	1,077	48
SXC Health Solutions Corp (a)	14,254	994	JOS A Bank Clothiers Inc (a)	1,997	121
Synta Pharmaceuticals Corp (a)	2,769	11	Kirkland's Inc (a)	54,005	1,203
Synutra International Inc (a)	1,715	40	Liz Claiborne Inc (a)	6,257	55
Theravance Inc (a)	6,671	112	Lululemon Athletica Inc (a)	4,439	167
USANA Health Sciences Inc (a)	1,026	37	Lumber Liquidators Holdings Inc (a)	71,086	2,165
Vanda Pharmaceuticals Inc (a)	4,423	37	McCormick & Schmick's Seafood Restaurants Inc	82,243	815
Viropharma Inc (a)	2,537	32	(a)
Vivus Inc (a)	7,664	78	Nu Skin Enterprises Inc	5,295	159
	$ 19,437		OfficeMax Inc (a)	5,229	99
REITS - 0.20%			Papa John's International Inc (a)	1,934	53
Acadia Realty Trust	1,519	29	PC Mall Inc (a)	470	2
Alexander's Inc	119	38	PetMed Express Inc	2,547	56
Associated Estates Realty Corp	423	6	PF Chang's China Bistro Inc (a)	2,587	113
DuPont Fabros Technology Inc	2,297	51	Pricesmart Inc	1,515	38
EastGroup Properties Inc	1,745	71	Rue21 Inc (a)	513	16
Equity Lifestyle Properties Inc	1,681	93	Ruth's Hospitality Group Inc (a)	4,336	24
Government Properties Income Trust	169	5	Sally Beauty Holdings Inc (a)	3,803	36
Invesco Mortgage Capital Inc	129	3	Sonic Automotive Inc (a)	1,322	14
LTC Properties Inc	421	12	Sonic Corp (a)	5,303	62
Mid-America Apartment Communities Inc	1,508	83	Sport Supply Group Inc	438	6
National Health Investors Inc	224	9	Stein Mart Inc (a)	4,008	38
Omega Healthcare Investors Inc	2,725	55	Texas Roadhouse Inc (a)	148,202	2,191
PS Business Parks Inc	622	38	Tractor Supply Co	3,919	263
Saul Centers Inc	652	26	Ulta Salon Cosmetics & Fragrance Inc (a)	126,181	2,918
Tanger Factory Outlet Centers	2,268	94	Wet Seal Inc/The (a)	394,304	1,865
UMH Properties Inc	374	4	World Fuel Services Corp	6,675	190
Universal Health Realty Income Trust	971	32	Zumiez Inc (a)	1,806	33
Washington Real Estate Investment Trust	1,059	33		$ 22,925
	$ 682		Savings & Loans - 0.02%
Retail - 6.59%			Brookline Bancorp Inc	2,438	27
99 Cents Only Stores (a)	4,528	70	Cheviot Financial Corp	111	1
AFC Enterprises Inc (a)	403	4	Danvers Bancorp Inc	243	4
Big 5 Sporting Goods Corp	2,348	40	Investors Bancorp Inc (a)	671	9
BJ's Restaurants Inc (a)	59,684	1,440	Prudential Bancorp Inc of Pennsylvania	604	5
Books-A-Million Inc	136	1	Roma Financial Corp	581	7
Buckle Inc/The	2,236	81	Territorial Bancorp Inc	218	4
Buffalo Wild Wings Inc (a)	1,704	70	United Financial Bancorp Inc	469	6
Build-A-Bear Workshop Inc (a)	104,911	1,003		$ 63
California Pizza Kitchen Inc (a)	3,166	65	Semiconductors - 7.89%
Carrols Restaurant Group Inc (a)	1,916	14	Amkor Technology Inc (a)	12,175	92
Casey's General Stores Inc	3,326	128	Amtech Systems Inc (a)	79,703	763
Cato Corp/The	3,020	72	Applied Micro Circuits Corp (a)	7,500	85
CEC Entertainment Inc (a)	2,512	98	ATMI Inc (a)	1,535	28
Cheesecake Factory Inc/The (a)	6,561	178	Cavium Networks Inc (a)	93,719	2,588
Chico's FAS Inc	126,516	1,884	Ceva Inc (a)	84,993	1,041
Childrens Place Retail Stores Inc/The (a)	2,411	110	Cirrus Logic Inc (a)	144,917	1,842
Citi Trends Inc (a)	29,749	998	Conexant Systems Inc (a)	72,574	221
CKE Restaurants Inc	4,627	57	Diodes Inc (a)	3,742	80
Coldwater Creek Inc (a)	4,389	31	Emulex Corp (a)	78,940	927
Collective Brands Inc (a)	3,049	71	Entegris Inc (a)	242,085	1,499
Cost Plus Inc (a)	10,755	58	Formfactor Inc (a)	83,300	1,250
Cracker Barrel Old Country Store Inc	1,818	90	GT Solar International Inc (a)	5,160	30
Denny's Corp (a)	10,560	35	Hittite Microwave Corp (a)	20,323	1,043
Destination Maternity Corp (a)	801	25	IXYS Corp (a)	3,226	29
DineEquity Inc (a)	1,667	69	Kopin Corp (a)	11,294	48
Domino's Pizza Inc (a)	588	9	Kulicke & Soffa Industries Inc (a)	145,195	1,190
Dress Barn Inc (a)	1,576	44	Lattice Semiconductor Corp (a)	1,626	9
DSW Inc (a)	119	4	Micrel Inc	3,031	35

See accompanying notes

398

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Software (continued)
Microsemi Corp (a)	96,778 $	1,603	RightNow Technologies Inc (a)	2,389 $	39
Microtune Inc (a)	5,386	14	Scientific Learning Corp (a)	90,575	458
Mindspeed Technologies Inc (a)	96,142	964	Seachange International Inc (a)	2,798	23
MIPS Technologies Inc (a)	7,379	37	SolarWinds Inc (a)	1,988	37
Monolithic Power Systems Inc (a)	39,506	974	Solera Holdings Inc	7,736	301
Netlogic Microsystems Inc (a)	69,537	2,167	Synchronoss Technologies Inc (a)	1,859	38
O2Micro International Ltd ADR(a)	154,037	1,078	SYNNEX Corp (a)	658	18
PLX Technology Inc (a)	89,521	470	Taleo Corp (a)	86,174	2,239
Power Integrations Inc	2,258	87	THQ Inc (a)	4,807	37
Richardson Electronics Ltd/United States	113,718	1,307	Tyler Technologies Inc (a)	3,475	59
Rovi Corp (a)	29,863	1,164	Ultimate Software Group Inc (a)	55,229	1,848
Rubicon Technology Inc (a)	46,628	1,265	Unica Corp (a)	5,931	55
Semtech Corp (a)	5,828	106	VeriFone Holdings Inc (a)	7,908	151
Sigma Designs Inc (a)	3,668	44		$ 25,989
Skyworks Solutions Inc (a)	98,128	1,652	Storage & Warehousing - 0.01%
Standard Microsystems Corp (a)	942	24	Mobile Mini Inc (a)	1,524	25
Supertex Inc (a)	1,817	49
Tessera Technologies Inc (a)	5,418	110	Telecommunications - 5.07%
TriQuint Semiconductor Inc (a)	9,294	70	Acme Packet Inc (a)	116,625	3,049
Ultratech Inc (a)	2,239	33	ADC Telecommunications Inc (a)	3,220	26
Veeco Instruments Inc (a)	29,658	1,304	ADTRAN Inc	4,957	133
Volterra Semiconductor Corp (a)	2,273	54	Alaska Communications Systems Group Inc	4,188	36
Zoran Corp (a)	4,342	42	Anaren Inc (a)	2,100	31
	$ 27,418		Anixter International Inc (a)	741	39
Software - 7.48%			Applied Signal Technology Inc	57,117	1,068
Accelrys Inc (a)	4,469	31	Arris Group Inc (a)	10,773	132
ACI Worldwide Inc (a)	3,321	62	Aruba Networks Inc (a)	220,070	2,764
Actuate Corp (a)	7,329	42	Atheros Communications Inc (a)	45,821	1,779
Acxiom Corp (a)	64,014	1,221	AudioCodes Ltd (a)	141,835	554
Advent Software Inc (a)	1,671	76	Calix Inc (a)	10,870	131
ANSYS Inc (a)	37,803	1,701	Cbeyond Inc (a)	2,324	36
ArcSight Inc (a)	2,016	46	Cincinnati Bell Inc (a)	6,282	21
Ariba Inc (a)	8,288	118	Comtech Telecommunications Corp (a)	3,134	98
athenahealth Inc (a)	15,716	456	Consolidated Communications Holdings Inc	1,991	37
Blackbaud Inc	4,803	111	CPI International Inc (a)	361	5
Blackboard Inc (a)	92,635	3,942	DigitalGlobe Inc (a)	1,405	37
Bottomline Technologies Inc (a)	3,001	52	EMS Technologies Inc (a)	2,035	32
China Information Security Technology Inc (a)	3,951	24	GeoEye Inc (a)	2,246	64
China TransInfo Technology Corp (a)	1,460	10	Global Crossing Ltd (a)	2,371	35
CommVault Systems Inc (a)	4,563	96	Harmonic Inc (a)	8,165	56
Computer Programs & Systems Inc	1,085	49	HickoryTech Corp	2,216	19
Concur Technologies Inc (a)	32,418	1,359	Hughes Communications Inc (a)	1,457	41
CSG Systems International Inc (a)	2,302	52	Infinera Corp (a)	7,969	73
Deltek Inc (a)	2,955	23	InterDigital Inc (a)	5,040	140
Digi International Inc (a)	1,486	16	Iowa Telecommunications Services Inc	815	14
DivX Inc (a)	71,494	598	IPG Photonics Corp (a)	99,769	1,747
Double-Take Software Inc (a)	2,663	29	Ixia (a)	114,067	1,169
Ebix Inc (a)	85,504	1,391	LogMeIn Inc (a)	914	21
Eclipsys Corp (a)	103,368	2,137	Loral Space & Communications Inc (a)	1,234	53
EPIQ Systems Inc (a)	3,549	43	MasTec Inc (a)	4,229	53
infoGROUP Inc (a)	3,039	24	Netgear Inc (a)	1,459	40
Informatica Corp (a)	9,553	239	Neutral Tandem Inc (a)	3,131	53
Innodata Isogen Inc (a)	3,642	13	Novatel Wireless Inc (a)	4,969	34
Interactive Intelligence Inc (a)	102,041	2,018	NTELOS Holdings Corp	3,635	71
JDA Software Group Inc (a)	2,783	80	Oplink Communications Inc (a)	2,434	37
Lawson Software Inc (a)	6,148	48	PAETEC Holding Corp (a)	11,639	58
Mantech International Corp (a)	1,951	88	Plantronics Inc	4,967	165
MedAssets Inc (a)	45,608	1,041	Polycom Inc (a)	36,197	1,178
Medidata Solutions Inc (a)	1,000	15	Preformed Line Products Co	345	10
MicroStrategy Inc (a)	15,561	1,192	Premiere Global Services Inc (a)	4,436	41
Omnicell Inc (a)	71,144	950	RCN Corp (a)	3,474	51
Opnet Technologies Inc	2,193	35	RF Micro Devices Inc (a)	28,357	159
Parametric Technology Corp (a)	10,986	204	SAVVIS Inc (a)	3,962	70
Pegasystems Inc	1,645	52	Shenandoah Telecommunications Co	2,847	50
Phase Forward Inc (a)	3,840	65	ShoreTel Inc (a)	7,218	47
Progress Software Corp (a)	3,787	122	Switch & Data Facilities Co Inc (a)	2,186	42
PROS Holdings Inc (a)	3,126	28	Syniverse Holdings Inc (a)	6,709	135
QAD Inc (a)	1,700	9	Tekelec (a)	2,469	45
Quality Systems Inc	2,604	167	USA Mobility Inc (a)	3,342	47
Quest Software Inc (a)	1,091	19	Viasat Inc (a)	49,683	1,762
Renaissance Learning Inc	41,636	592		$ 17,588

See accompanying notes

399

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held Value (000's)		cost of investments held as of the period end were as follows:
Textiles - 0.01%
Unifirst Corp/MA	453 $	22	Unrealized Appreciation	$ 77,470
			Unrealized Depreciation	(8,167)
Transportation - 1.12%			Net Unrealized Appreciation (Depreciation)	$ 69,303
Air Transport Services Group Inc (a)	5,653	31
Celadon Group Inc (a)	2,985	44	Cost for federal income tax purposes	$ 269,972
Dynamex Inc (a)	1,170	21	All dollar amounts are shown in thousands (000's)
Forward Air Corp	1,558	44
Genesee & Wyoming Inc (a)	3,546	139	Portfolio Summary (unaudited)
Golar LNG Ltd (a)	3,393	44	Sector	Percent
Gulfmark Offshore Inc (a)	1,309	45	Consumer, Non-cyclical	26 .02%
Heartland Express Inc	3,571	59	Technology	18 .21%
HUB Group Inc (a)	76,889	2,461	Consumer, Cyclical	17 .70%
Knight Transportation Inc	4,281	91	Industrial	12 .44%
Marten Transport Ltd (a)	2,550	56	Communications	11 .84%
PHI Inc (a)	1,157	24	Energy	4 .82%
Ship Finance International Ltd	2,938	58	Financial	4 .24%
Teekay Tankers Ltd	1,785	23	Basic Materials	2 .29%
UTI Worldwide Inc	48,903	775	Utilities	0 .05%
		$ 3,915	Diversified	0 .00%
			Other Assets in Excess of Liabilities, Net	2 .39%
Trucking & Leasing - 0.00%			TOTAL NET ASSETS	100.00%
TAL International Group Inc	132	3

Water - 0.01%			Other Assets Summary (unaudited)
Consolidated Water Co Ltd	814	11	Asset Type	Percent
Pennichuck Corp	152	4	Futures	2 .35%
York Water Co	817	11
		$ 26
TOTAL COMMON STOCKS		$ 334,727
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.31%	(000's)	Value (000's)
Banks - 1.31%
Investment in Joint Trading Account; Bank of	$ 1,246	$ 1,246
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$1,270,881; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	810	810
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $826,642; 0.00% -
5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	1,246	1,246
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,270,881; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	1,246	1,246
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,270,882; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 4,548
TOTAL REPURCHASE AGREEMENTS		$ 4,548
Total Investments		$ 339,275
Other Assets in Excess of Liabilities, Net -
2.39%		$ 8,306
TOTAL NET ASSETS - 100.00%		$ 347,581

(a)	Non-Income Producing Security
(b)	Security is Illiquid

See accompanying notes

400

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	114 $	8,123	$ 8,157	$ 34
					$ 34
All dollar amounts are shown in thousands (000's)

See accompanying notes

401

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 98.58%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Banks (continued)
inVentiv Health Inc (a)	26,203 $	603	Signature Bank/New York NY (a)	31,478 $	1,271
			Simmons First National Corp	11,953	336
Aerospace & Defense - 2.63%			South Financial Group Inc/The	167,071	129
AAR Corp (a)	30,190	736	Sterling Bancorp/NY	20,761	222
Aerovironment Inc (a)	11,522	302	Sterling Bancshares Inc/TX	76,917	452
Cubic Corp	12,023	448	Susquehanna Bancshares Inc	96,169	1,048
Curtiss-Wright Corp	35,525	1,267	Tompkins Financial Corp	5,971	243
Esterline Technologies Corp (a)	23,130	1,290	Trustco Bank Corp NY	59,524	396
GenCorp Inc (a)	39,466	246	UMB Financial Corp	23,206	977
Kaman Corp	19,988	548	Umpqua Holdings Corp	88,719	1,325
Moog Inc (a)	35,185	1,308	United Bankshares Inc	29,642	861
National Presto Industries Inc	3,721	417	United Community Banks Inc/GA (a)	64,105	374
Orbital Sciences Corp (a)	44,165	812	Whitney Holding Corp/LA	74,794	1,025
Teledyne Technologies Inc (a)	28,078	1,224	Wilshire Bancorp Inc	15,053	163
Triumph Group Inc	12,924	1,002	Wintrust Financial Corp	23,373	872
	$ 9,600			$ 23,550
Agriculture - 0.24%			Beverages - 0.23%
Alliance One International Inc (a)	69,083	352	Boston Beer Co Inc (a)	7,846	447
Andersons Inc/The	14,191	513	Peet's Coffee & Tea Inc (a)	10,076	399
	$ 865			$ 846
Airlines - 0.34%			Biotechnology - 0.95%
Allegiant Travel Co (a)	11,703	602	Arqule Inc (a)	21,850	139
Skywest Inc	43,436	651	Cambrex Corp (a)	22,736	100
	$ 1,253		Cubist Pharmaceuticals Inc (a)	44,959	1,008
Apparel - 2.51%			Emergent Biosolutions Inc (a)	12,897	210
Carter's Inc (a)	45,657	1,471	Enzo Biochem Inc (a)	25,834	154
CROCS Inc (a)	66,433	642	Martek Biosciences Corp (a)	25,806	569
Deckers Outdoor Corp (a)	9,984	1,403	Regeneron Pharmaceuticals Inc (a)	50,021	1,277
Iconix Brand Group Inc (a)	55,378	956		$ 3,457
K-Swiss Inc (a)	20,981	261	Building Materials - 1.63%
Maidenform Brands Inc (a)	16,721	382	AAON Inc	9,746	235
Oxford Industries Inc	10,759	232	Apogee Enterprises Inc	21,694	298
Perry Ellis International Inc (a)	7,906	191	Comfort Systems USA Inc	29,402	414
Quiksilver Inc (a)	99,721	532	Drew Industries Inc (a)	14,611	375
Skechers U.S.A. Inc (a)	26,020	998	Eagle Materials Inc	33,972	1,083
True Religion Apparel Inc (a)	19,656	614	Gibraltar Industries Inc (a)	23,447	352
Volcom Inc (a)	12,852	306	NCI Building Systems Inc (a)	14,023	193
Wolverine World Wide Inc	38,618	1,182	Quanex Building Products Corp	29,336	558
	$ 9,170		Simpson Manufacturing Co Inc	29,872	1,015
Automobile Parts & Equipment - 0.26%			Texas Industries Inc	21,515	814
ATC Technology Corp/IL (a)	15,552	318	Universal Forest Products Inc	14,961	629
Spartan Motors Inc	25,497	157		$ 5,966
Standard Motor Products Inc	14,207	151	Chemicals - 1.54%
Superior Industries International Inc	17,991	304	A Schulman Inc	20,241	526
	$ 930		American Vanguard Corp	16,001	130
Banks - 6.45%			Arch Chemicals Inc	19,461	662
Bank Mutual Corp	35,263	251	Balchem Corp	21,697	563
Bank of the Ozarks Inc	10,081	388	HB Fuller Co	37,775	886
Boston Private Financial Holdings Inc	50,319	399	OM Group Inc (a)	23,694	894
City Holding Co	12,325	432	Penford Corp (a)	8,817	81
Columbia Banking System Inc	21,840	491	PolyOne Corp (a)	71,762	812
Community Bank System Inc	25,390	626	Quaker Chemical Corp	8,638	272
East West Bancorp Inc	71,541	1,401	Stepan Co	5,913	448
First BanCorp/Puerto Rico	58,845	125	Zep Inc	16,758	309
First Commonwealth Financial Corp	59,096	387		$ 5,583
First Financial Bancorp	38,044	727	Commercial Services - 5.69%
First Financial Bankshares Inc	16,161	864	ABM Industries Inc	36,234	779
First Midwest Bancorp Inc/IL	57,403	873	Administaff Inc	17,253	382
Glacier Bancorp Inc	55,763	1,031	American Public Education Inc (a)	14,192	601
Hancock Holding Co	22,004	900	AMN Healthcare Services Inc (a)	25,304	231
Hanmi Financial Corp (a)	39,703	118	Arbitron Inc	20,616	635
Home Bancshares Inc/AR	15,153	426	Capella Education Co (a)	11,281	1,022
Independent Bank Corp/Rockland MA	16,230	421	CDI Corp	9,857	172
Nara Bancorp Inc (a)	25,108	226	Chemed Corp	17,631	970
National Penn Bancshares Inc	97,647	715	Coinstar Inc (a)	24,132	1,070
NBT Bancorp Inc	26,685	653	Consolidated Graphics Inc (a)	8,660	363
Old National Bancorp/IN	67,598	907	Corvel Corp (a)	5,530	184
Pinnacle Financial Partners Inc (a)	25,824	395	Cross Country Healthcare Inc (a)	23,914	240
PrivateBancorp Inc	45,360	650	Forrester Research Inc (a)	11,496	369
S&T Bancorp Inc	18,722	450	Geo Group Inc/The (a)	40,035	848

See accompanying notes

402

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Healthcare Services Group Inc	33,717 $	725	World Acceptance Corp (a)	12,726 $	449
Heartland Payment Systems Inc	29,097	535		$ 5,466
Heidrick & Struggles International Inc	13,240	350	Electric - 1.54%
Hillenbrand Inc	48,269	1,186	Allete Inc	23,230	847
HMS Holdings Corp (a)	19,950	1,067	Avista Corp	42,478	919
Kelly Services Inc (a)	20,616	331	Central Vermont Public Service Corp	9,065	198
Kendle International Inc (a)	11,540	191	CH Energy Group Inc	12,254	507
Landauer Inc	7,273	496	El Paso Electric Co (a)	34,063	724
Live Nation Entertainment Inc (a)	110,295	1,731	NorthWestern Corp	27,816	840
MAXIMUS Inc	13,484	835	UIL Holdings Corp	23,209	674
Midas Inc (a)	11,048	127	Unisource Energy Corp	27,870	929
Monro Muffler Brake Inc	15,390	552		$ 5,638
On Assignment Inc (a)	27,994	197	Electrical Components & Equipment - 0.80%
Parexel International Corp (a)	45,044	1,062	Advanced Energy Industries Inc (a)	25,747	379
Pre-Paid Legal Services Inc (a)	5,219	232	Belden Inc	36,180	994
Rewards Network Inc	6,760	88	Encore Wire Corp	14,725	327
SFN Group Inc (a)	40,006	342	Littelfuse Inc (a)	16,934	715
StarTek Inc (a)	9,232	63	Magnetek Inc (a)	24,103	47
TeleTech Holdings Inc (a)	24,913	412	Powell Industries Inc (a)	6,756	227
TrueBlue Inc (a)	34,138	539	Vicor Corp (a)	15,185	230
Universal Technical Institute Inc (a)	15,722	377		$ 2,919
Viad Corp	15,936	373	Electronics - 3.76%
Volt Information Sciences Inc (a)	9,374	117
Wright Express Corp (a)	29,633	1,007	American Science & Engineering Inc	6,977	524
			Analogic Corp	9,984	477
	$ 20,801		Badger Meter Inc	11,611	480
Computers - 1.78%			Bel Fuse Inc	9,026	211
Agilysys Inc	15,581	169	Benchmark Electronics Inc (a)	49,385	1,069
CACI International Inc (a)	23,371	1,108	Brady Corp	40,636	1,396
Ciber Inc (a)	53,724	213	Checkpoint Systems Inc (a)	30,319	685
Compellent Technologies Inc (a)	17,697	222	CTS Corp	26,340	277
Hutchinson Technology Inc (a)	18,113	110	Cymer Inc (a)	23,283	795
Insight Enterprises Inc (a)	35,584	535	Daktronics Inc	26,747	224
Integral Systems Inc/MD (a)	13,489	118	Dionex Corp (a)	13,709	1,118
Manhattan Associates Inc (a)	17,535	503	Electro Scientific Industries Inc (a)	21,377	294
Mercury Computer Systems Inc (a)	18,272	235	FARO Technologies Inc (a)	12,499	315
MTS Systems Corp	12,795	382	FEI Co (a)	29,379	661
NCI Inc (a)	5,377	153	II-VI Inc (a)	20,019	718
Netscout Systems Inc (a)	26,820	389	Keithley Instruments Inc	10,515	90
Radiant Systems Inc (a)	21,319	300	LoJack Corp (a)	14,069	59
Radisys Corp (a)	18,435	181	Methode Electronics Inc	28,871	320
Stratasys Inc (a)	15,704	374	Newport Corp (a)	28,161	333
SYKES Enterprises Inc (a)	31,243	710	Park Electrochemical Corp	15,928	481
Synaptics Inc (a)	25,986	796	Plexus Corp (a)	30,843	1,143
	$ 6,498		Rogers Corp (a)	12,234	409
Consumer Products - 0.56%			Sonic Solutions Inc (a)	23,650	297
Blyth Inc	4,623	267	Technitrol Inc	31,980	173
Central Garden and Pet Co - A Shares (a)	49,967	516	TTM Technologies Inc (a)	33,477	364
Helen of Troy Ltd (a)	23,674	639	Watts Water Technologies Inc	22,757	807
Kid Brands Inc (a)	13,169	131		$ 13,720
Standard Register Co/The	9,844	51	Energy - Alternate Sources - 0.08%
WD-40 Co	12,861	453	Headwaters Inc (a)	46,869	281
	$ 2,057
Distribution & Wholesale - 1.44%			Engineering & Contruction - 0.89%
Brightpoint Inc (a)	54,406	440	Dycom Industries Inc (a)	30,341	322
MWI Veterinary Supply Inc (a)	9,474	397	EMCOR Group Inc (a)	51,343	1,466
Pool Corp	38,124	935	Exponent Inc (a)	10,599	316
Scansource Inc (a)	20,627	575	Insituform Technologies Inc (a)	30,344	728
School Specialty Inc (a)	12,429	291	Stanley Inc (a)	12,510	396
United Stationers Inc (a)	18,616	1,140		$ 3,228
Watsco Inc	25,071	1,485	Entertainment - 0.28%
	$ 5,263		Pinnacle Entertainment Inc (a)	46,592	630
Diversified Financial Services - 1.49%			Shuffle Master Inc (a)	41,577	399
Investment Technology Group Inc (a)	34,115	593		$ 1,029
LaBranche & Co Inc (a)	33,180	164	Environmental Control - 0.67%
National Financial Partners Corp (a)	32,107	494	Calgon Carbon Corp (a)	43,406	673
optionsXpress Holdings Inc (a)	32,965	585	Darling International Inc (a)	63,763	605
Piper Jaffray Cos (a)	12,286	484	Tetra Tech Inc (a)	47,829	1,165
Portfolio Recovery Associates Inc (a)	13,004	864		$ 2,443
Stifel Financial Corp (a)	23,949	1,373
			Food - 1.83%
SWS Group Inc	22,220	246	Calavo Growers Inc	9,110	158
TradeStation Group Inc (a)	25,654	214
See accompanying notes			403

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Healthcare - Services (continued)
Cal-Maine Foods Inc	9,784 $	326	IPC The Hospitalist Co Inc (a)	10,567 $	328
Diamond Foods Inc	16,384	700	LHC Group Inc (a)	11,729	400
Great Atlantic & Pacific Tea Co (a)	21,465	173	Magellan Health Services Inc (a)	26,786	1,131
Hain Celestial Group Inc (a)	31,662	626	Medcath Corp (a)	14,295	142
J&J Snack Foods Corp	10,982	512	Molina Healthcare Inc (a)	10,302	300
Lance Inc	24,849	576	Odyssey HealthCare Inc (a)	25,690	535
Nash Finch Co	9,930	348	RehabCare Group Inc (a)	19,120	545
Sanderson Farms Inc	14,924	846	Res-Care Inc (a)	19,879	231
Spartan Stores Inc	17,411	263		$ 10,924
TreeHouse Foods Inc (a)	26,637	1,126	Home Builders - 0.50%
United Natural Foods Inc (a)	33,405	1,025	M/I Homes Inc (a)	14,361	224
	$ 6,679		Meritage Homes Corp (a)	24,650	586
Forest Products & Paper - 0.75%			Skyline Corp	5,270	123
Buckeye Technologies Inc (a)	30,060	425	Standard Pacific Corp (a)	76,204	489
Clearwater Paper Corp (a)	8,813	561	Winnebago Industries Inc (a)	22,546	375
Deltic Timber Corp	8,305	437		$ 1,797
Neenah Paper Inc	11,364	199	Home Furnishings - 0.47%
Schweitzer-Mauduit International Inc	13,721	781	Audiovox Corp (a)	14,374	134
Wausau Paper Corp (a)	38,009	336	DTS Inc/CA (a)	13,568	451
	$ 2,739		Ethan Allen Interiors Inc	20,181	408
Gas - 1.77%			La-Z-Boy Inc (a)	39,971	521
Laclede Group Inc/The	17,263	588	Universal Electronics Inc (a)	10,619	225
New Jersey Resources Corp	32,116	1,212		$ 1,739
Northwest Natural Gas Co	20,562	974	Housewares - 0.41%
Piedmont Natural Gas Co Inc	56,693	1,559	Toro Co	26,074	1,485
South Jersey Industries Inc	23,118	1,043
Southwest Gas Corp	35,072	1,091	Insurance - 2.55%
	$ 6,467		American Physicians Capital Inc	6,475	217
Hand & Machine Tools - 0.34%			Amerisafe Inc (a)	14,640	250
Baldor Electric Co	32,535	1,250	Delphi Financial Group Inc	36,909	1,015
			eHealth Inc (a)	18,204	250
Healthcare - Products - 3.77%			Employers Holdings Inc	34,122	562
Abaxis Inc (a)	17,122	444	Infinity Property & Casualty Corp	10,547	487
Align Technology Inc (a)	52,492	891	Navigators Group Inc/The (a)	10,339	415
American Medical Systems Holdings Inc (a)	58,252	1,044	Presidential Life Corp	16,053	189
Cantel Medical Corp	9,995	199	ProAssurance Corp (a)	25,133	1,532
Conmed Corp (a)	22,614	503	RLI Corp	13,450	780
Cooper Cos Inc/The	35,224	1,370	Safety Insurance Group Inc	11,670	435
CryoLife Inc (a)	22,092	135	Selective Insurance Group Inc	41,234	689
Cyberonics Inc (a)	18,528	362	Stewart Information Services Corp	14,137	161
Greatbatch Inc (a)	18,002	402	Tower Group Inc	34,886	804
Haemonetics Corp (a)	19,481	1,127	United Fire & Casualty Co	17,184	393
Hanger Orthopedic Group Inc (a)	24,738	461	Zenith National Insurance Corp	29,374	1,111
ICU Medical Inc (a)	9,349	333		$ 9,290
Integra LifeSciences Holdings Corp (a)	16,012	727	Internet - 2.10%
Invacare Corp	25,070	663	Blue Coat Systems Inc (a)	32,267	1,050
Kensey Nash Corp (a)	8,480	192	Blue Nile Inc (a)	11,232	606
LCA-Vision Inc (a)	14,438	122	comScore Inc (a)	18,787	341
Meridian Bioscience Inc	31,486	629	Cybersource Corp (a)	54,715	1,405
Merit Medical Systems Inc (a)	21,779	352	DealerTrack Holdings Inc (a)	31,341	478
Natus Medical Inc (a)	22,017	375	eResearchTechnology Inc (a)	32,698	241
Osteotech Inc (a)	13,972	59	Infospace Inc (a)	27,433	287
Palomar Medical Technologies Inc (a)	14,361	180	j2 Global Communications Inc (a)	35,031	844
PSS World Medical Inc (a)	45,659	1,070	Knot Inc/The (a)	23,275	189
SurModics Inc (a)	13,524	252	NutriSystem Inc	23,995	464
Symmetry Medical Inc (a)	27,792	321	PC-Tel Inc (a)	14,484	94
West Pharmaceutical Services Inc	25,670	1,074	Perficient Inc (a)	23,384	292
Zoll Medical Corp (a)	16,558	506	Stamps.com Inc (a)	8,198	87
	$ 13,793		United Online Inc	65,886	525
Healthcare - Services - 2.99%			Websense Inc (a)	33,559	764
Air Methods Corp (a)	8,453	279		$ 7,667
Almost Family Inc (a)	6,318	268	Leisure Products & Services - 1.13%
Amedisys Inc (a)	21,929	1,263	Arctic Cat Inc (a)	9,470	140
AMERIGROUP Corp (a)	39,616	1,436	Brunswick Corp/DE	68,583	1,433
Amsurg Corp (a)	23,954	496	Callaway Golf Co	49,933	469
Bio-Reference Labs Inc (a)	18,494	433	Interval Leisure Group Inc (a)	30,684	454
Centene Corp (a)	37,964	869	Multimedia Games Inc (a)	21,184	97
Genoptix Inc (a)	13,461	521	Nautilus Inc (a)	15,973	55
Gentiva Health Services Inc (a)	22,728	652	Polaris Industries Inc	25,490	1,508
Healthspring Inc (a)	37,947	668		$ 4,156
Healthways Inc (a)	26,209	427
See accompanying notes			404

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Lodging - 0.09%			Oil & Gas Services - 2.55%
Marcus Corp	16,209 $	208	Basic Energy Services Inc (a)	17,655 $	180
Monarch Casino & Resort Inc (a)	8,752	102	CARBO Ceramics Inc	14,840	1,087
	$ 310		Dril-Quip Inc (a)	23,428	1,357
Machinery - Construction & Mining - 0.14%			Gulf Island Fabrication Inc	11,083	266
Astec Industries Inc (a)	15,390	510	Hornbeck Offshore Services Inc (a)	17,852	437
			ION Geophysical Corp (a)	91,707	551
Machinery - Diversified - 1.95%			Lufkin Industries Inc	11,574	985
Albany International Corp	21,285	542	Matrix Service Co (a)	20,399	217
Applied Industrial Technologies Inc	28,912	890	Oil States International Inc (a)	38,662	1,868
Briggs & Stratton Corp	38,774	920	SEACOR Holdings Inc (a)	17,535	1,476
Cascade Corp	7,089	247	Superior Well Services Inc (a)	14,285	207
Cognex Corp	30,758	643	Tetra Technologies Inc (a)	58,598	720
Gardner Denver Inc	40,479	2,036		$ 9,351
Gerber Scientific Inc (a)	19,552	141	Packaging & Containers - 0.42%
Intermec Inc (a)	38,274	439	Rock-Tenn Co	30,098	1,553
Intevac Inc (a)	17,231	240
Lindsay Corp	9,673	368	Pharmaceuticals - 1.70%
Robbins & Myers Inc	25,525	661	Catalyst Health Solutions Inc (a)	29,911	1,266
	$ 7,127		Mannatech Inc	12,115	47
Media - 0.15%			Neogen Corp (a)	17,263	454
Dolan Media Co (a)	23,260	277	Par Pharmaceutical Cos Inc (a)	27,093	735
EW Scripps Co (a)	22,532	246	PharMerica Corp (a)	23,745	458
	$ 523		Salix Pharmaceuticals Ltd (a)	43,049	1,731
Metal Fabrication & Hardware - 0.95%			Savient Pharmaceuticals Inc (a)	51,919	753
AM Castle & Co (a)	12,968	178	Theragenics Corp (a)	25,948	40
CIRCOR International Inc	13,177	454	Viropharma Inc (a)	60,081	764
Kaydon Corp	26,005	1,083		$ 6,248
Lawson Products Inc/DE	3,106	50	Publicly Traded Investment Fund - 1.34%
Mueller Industries Inc	29,195	866	iShares S&P SmallCap 600 Index Fund	78,080	4,912
Olympic Steel Inc	7,004	223
RTI International Metals Inc (a)	23,308	630	Real Estate - 0.17%
	$ 3,484		Forestar Group Inc (a)	28,219	636
Mining - 0.44%
AMCOL International Corp	19,263	554	REITS - 6.63%
Brush Engineered Materials Inc (a)	15,687	466	Acadia Realty Trust	31,105	593
Century Aluminum Co (a)	44,486	600	BioMed Realty Trust Inc	85,948	1,591
	$ 1,620		Cedar Shopping Centers Inc	41,909	334
Miscellaneous Manufacturing - 2.72%			Colonial Properties Trust	51,420	811
Actuant Corp	52,622	1,207	DiamondRock Hospitality Co	96,311	1,058
Acuity Brands Inc	33,667	1,522	EastGroup Properties Inc	20,796	850
AO Smith Corp	17,664	912	Entertainment Properties Trust	33,174	1,450
AZZ Inc	9,582	389	Extra Space Storage Inc	67,249	1,010
Barnes Group Inc	33,656	700	Franklin Street Properties Corp	52,520	774
Ceradyne Inc (a)	19,701	437	Healthcare Realty Trust Inc	47,605	1,149
CLARCOR Inc	39,095	1,479	Home Properties Inc	27,115	1,347
EnPro Industries Inc (a)	15,738	497	Inland Real Estate Corp	55,645	524
ESCO Technologies Inc	20,504	633	Kilroy Realty Corp	39,622	1,389
Griffon Corp (a)	34,198	482	Kite Realty Group Trust	48,848	265
John Bean Technologies Corp	21,832	401	LaSalle Hotel Properties	53,506	1,410
Lydall Inc (a)	13,256	107	Lexington Realty Trust	85,620	606
Movado Group Inc (a)	13,906	173	LTC Properties Inc	18,077	505
Myers Industries Inc	21,885	238	Medical Properties Trust Inc	82,519	829
Standex International Corp	9,670	231	Mid-America Apartment Communities Inc	22,561	1,247
Sturm Ruger & Co Inc	14,790	247	National Retail Properties Inc	64,297	1,513
Tredegar Corp	16,717	285	Parkway Properties Inc/MD	16,726	330
	$ 9,940		Pennsylvania Real Estate Investment Trust	30,783	486
Office Furnishings - 0.16%			Post Properties Inc	37,684	971
Interface Inc	43,658	571	PS Business Parks Inc	13,993	840
			Sovran Self Storage Inc	21,340	787
Oil & Gas - 1.76%			Tanger Factory Outlet Centers	31,356	1,304
Holly Corp	33,766	912	Urstadt Biddle Properties Inc	16,667	281
Penn Virginia Corp	35,213	898		$ 24,254
Petroleum Development Corp (a)	14,919	349	Retail - 8.98%
Petroquest Energy Inc (a)	41,137	243	Big 5 Sporting Goods Corp	16,723	284
Pioneer Drilling Co (a)	41,967	308	Biglari Holdings Inc (a)	947	370
Seahawk Drilling Inc (a)	9,163	153	BJ's Restaurants Inc (a)	16,402	396
St Mary Land & Exploration Co	48,681	1,959	Brown Shoe Co Inc	33,245	625
Stone Energy Corp (a)	32,695	533	Buckle Inc/The	19,744	714
Swift Energy Co (a)	29,097	1,053	Buffalo Wild Wings Inc (a)	14,004	579
			Cabela's Inc (a)	31,326	569
	$ 6,408		California Pizza Kitchen Inc (a)	18,753	384

See accompanying notes

405

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
Casey's General Stores Inc	39,480 $	1,525	Sigma Designs Inc (a)	20,784 $	247
Cash America International Inc	22,916	849	Skyworks Solutions Inc (a)	136,290	2,295
Cato Corp/The	22,942	545	Standard Microsystems Corp (a)	17,317	445
CEC Entertainment Inc (a)	17,210	672	Supertex Inc (a)	10,031	271
Childrens Place Retail Stores Inc/The (a)	21,242	973	Tessera Technologies Inc (a)	38,628	783
Christopher & Banks Corp	27,908	273	TriQuint Semiconductor Inc (a)	118,976	897
CKE Restaurants Inc	42,793	528	Ultratech Inc (a)	18,493	272
Cracker Barrel Old Country Store Inc	17,744	876	Varian Semiconductor Equipment Associates Inc	57,656	1,899
DineEquity Inc (a)	11,810	486	(a)
Ezcorp Inc (a)	37,789	783	Veeco Instruments Inc (a)	30,963	1,362
Finish Line Inc/The	43,914	708		$ 17,610
First Cash Financial Services Inc (a)	20,588	454	Software - 3.85%
Fred's Inc	30,761	427	Avid Technology Inc (a)	22,053	322
Genesco Inc (a)	18,422	613	Blackbaud Inc	34,547	796
Group 1 Automotive Inc (a)	18,996	590	Bowne & Co Inc	31,091	348
Gymboree Corp (a)	23,242	1,142	CommVault Systems Inc (a)	33,000	691
Haverty Furniture Cos Inc	14,500	236	Computer Programs & Systems Inc	7,573	341
Hibbett Sports Inc (a)	22,227	611	Concur Technologies Inc (a)	33,325	1,396
HOT Topic Inc	34,348	262	CSG Systems International Inc (a)	27,644	628
HSN Inc (a)	30,892	931	Digi International Inc (a)	19,196	205
Jack in the Box Inc (a)	42,856	1,008	Ebix Inc (a)	23,434	381
Jo-Ann Stores Inc (a)	20,783	917	Eclipsys Corp (a)	44,344	917
JOS A Bank Clothiers Inc (a)	14,187	864	Epicor Software Corp (a)	35,705	328
Landry's Restaurants Inc (a)	6,259	145	EPIQ Systems Inc (a)	25,252	305
Lithia Motors Inc (a)	16,453	131	Interactive Intelligence Inc (a)	9,913	196
Liz Claiborne Inc (a)	73,528	643	JDA Software Group Inc (a)	27,536	796
Lumber Liquidators Holdings Inc (a)	12,058	367	MicroStrategy Inc (a)	7,074	542
MarineMax Inc (a)	17,012	190	Omnicell Inc (a)	25,050	334
Men's Wearhouse Inc	40,540	958	Phase Forward Inc (a)	33,571	565
O'Charleys Inc (a)	14,543	139	Phoenix Technologies Ltd (a)	27,163	81
OfficeMax Inc (a)	65,633	1,247	Progress Software Corp (a)	32,002	1,032
Papa John's International Inc (a)	16,437	450	Quality Systems Inc	14,674	939
PEP Boys-Manny Moe & Jack	36,129	453	Smith Micro Software Inc (a)	23,037	219
PetMed Express Inc	17,723	392	SYNNEX Corp (a)	16,329	448
PF Chang's China Bistro Inc (a)	17,784	776	Take-Two Interactive Software Inc (a)	64,507	701
Red Robin Gourmet Burgers Inc (a)	12,109	296	Taleo Corp (a)	29,749	773
Ruby Tuesday Inc (a)	50,012	560	THQ Inc (a)	52,397	398
Ruth's Hospitality Group Inc (a)	22,109	120	Tyler Technologies Inc (a)	21,493	366
Sonic Automotive Inc (a)	30,727	328		$ 14,048
Sonic Corp (a)	47,370	555	Storage & Warehousing - 0.13%
Stage Stores Inc	29,517	450	Mobile Mini Inc (a)	28,117	467
Stein Mart Inc (a)	20,235	192
Texas Roadhouse Inc (a)	40,009	591	Telecommunications - 2.76%
Tractor Supply Co	27,991	1,880	Adaptec Inc (a)	93,329	288
Tuesday Morning Corp (a)	24,298	137	Anixter International Inc (a)	22,386	1,173
World Fuel Services Corp	46,049	1,309	Applied Signal Technology Inc	10,316	193
Zale Corp (a)	18,385	60	Arris Group Inc (a)	97,216	1,195
Zumiez Inc (a)	16,188	300	Black Box Corp	13,607	425
	$ 32,863		Cbeyond Inc (a)	20,833	320
Savings & Loans - 0.21%			Comtech Telecommunications Corp (a)	21,922	685
Brookline Bancorp Inc	45,775	503	EMS Technologies Inc (a)	11,841	188
Dime Community Bancshares	19,737	252	General Communication Inc (a)	34,600	213
	$ 755		Harmonic Inc (a)	74,855	512
Semiconductors - 4.82%			Iowa Telecommunications Services Inc	25,543	430
Actel Corp (a)	20,304	315	Netgear Inc (a)	27,049	732
ATMI Inc (a)	24,473	444	Network Equipment Technologies Inc (a)	23,300	119
Brooks Automation Inc (a)	50,056	487	Neutral Tandem Inc (a)	26,081	442
Cabot Microelectronics Corp (a)	18,280	701	Novatel Wireless Inc (a)	23,920	164
Cohu Inc	18,260	295	NTELOS Holdings Corp	23,148	454
Cypress Semiconductor Corp (a)	125,629	1,619	Symmetricom Inc (a)	33,800	224
Diodes Inc (a)	27,142	583	Tekelec (a)	52,295	948
DSP Group Inc (a)	17,758	145	Tollgrade Communications Inc (a)	9,843	63
Exar Corp (a)	33,977	251	USA Mobility Inc (a)	17,535	245
Hittite Microwave Corp (a)	16,636	853	Viasat Inc (a)	29,491	1,045
Kopin Corp (a)	51,385	216		$ 10,058
Kulicke & Soffa Industries Inc (a)	54,113	444	Textiles - 0.26%
Micrel Inc	33,347	389	G&K Services Inc	14,399	396
Microsemi Corp (a)	64,316	1,065	Unifirst Corp/MA	11,122	543
MKS Instruments Inc (a)	38,401	871		$ 939
Pericom Semiconductor Corp (a)	19,852	232	Toys, Games & Hobbies - 0.17%
Rudolph Technologies Inc (a)	24,067	229	Jakks Pacific Inc (a)	21,639	331
See accompanying notes			406

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Financial	18 .48%

Toys, Games & Hobbies (continued)			Industrial	18 .45%
RC2 Corp (a)	16,585	$ 305	Consumer, Non-cyclical	17 .96%
		$ 636	Consumer, Cyclical	17 .13%
Transportation - 1.55%			Technology	10 .45%
Arkansas Best Corp	19,619	597	Communications	5 .17%
Bristow Group Inc (a)	27,865	1,079
			Energy	4 .39%
Forward Air Corp	22,470	630	Utilities	3 .46%
Heartland Express Inc	40,788	675	Basic Materials	2 .73%
HUB Group Inc (a)	29,520	945
			Exchange Traded Funds	1 .34%
Knight Transportation Inc	45,227	963	Other Assets in Excess of Liabilities, Net	0 .44%
Old Dominion Freight Line Inc (a)	21,684	778
			TOTAL NET ASSETS	100.00%
		$ 5,667
Water - 0.15%
American States Water Co	14,355	536	Other Assets Summary (unaudited)
			Asset Type	Percent

TOTAL COMMON STOCKS		$ 360,178	Futures	1 .25%
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.98%	(000's)	Value (000's)
Banks - 0.98%
Investment in Joint Trading Account; Bank of	$ 983	$ 983
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$1,002,396; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	639	639
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $652,005; 0.00% -
5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	983	983
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,002,397; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	983	982
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,002,396; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 3,587
TOTAL REPURCHASE AGREEMENTS		$ 3,587
Total Investments		$ 363,765
Other Assets in Excess of Liabilities, Net -
0.44%		$ 1,610
TOTAL NET ASSETS - 100.00%		$ 365,375

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 53,220
Unrealized Depreciation		(38,477)
Net Unrealized Appreciation (Depreciation)		$ 14,743
Cost for federal income tax purposes		$ 349,022
All dollar amounts are shown in thousands (000's)

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	64	$ 4,645	$ 4,579	$ (66)
$ (66)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SmallCap Value Fund April 30, 2010 (unaudited)

COMMON STOCKS - 96.31%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.23%			Consumer Products (continued)
Esterline Technologies Corp (a)	57,710 $	3,219	Helen of Troy Ltd (a)	65,970 $	1,782
Moog Inc (a)	45,020	1,673		$ 6,518
Teledyne Technologies Inc (a)	52,050	2,269	Distribution & Wholesale - 0.61%
Triumph Group Inc	38,950	3,021	Beacon Roofing Supply Inc (a)	126,180	2,801
	$ 10,182
Airlines - 0.40%			Diversified Financial Services - 2.30%
Skywest Inc	123,418	1,849	Calamos Asset Management Inc	191,250	2,381
			E*Trade Financial Corp (a)	926,230	1,556
Apparel - 1.44%			Evercore Partners Inc - Class A	63,930	2,291
Jones Apparel Group Inc	145,280	3,161	National Financial Partners Corp (a)	141,180	2,173
Perry Ellis International Inc (a)	142,820	3,446	SWS Group Inc	188,702	2,089
	$ 6,607			$ 10,490
Automobile Parts & Equipment - 2.30%			Electric - 2.79%
ArvinMeritor Inc (a)	126,080	1,932	Avista Corp	112,970	2,443
Dana Holding Corp (a)	163,030	2,178	Central Vermont Public Service Corp	98,290	2,144
Modine Manufacturing Co (a)	201,860	2,828	IDACORP Inc	44,020	1,588
Tenneco Inc (a)	138,740	3,575	NorthWestern Corp	73,050	2,208
	$ 10,513		UIL Holdings Corp	70,950	2,060
Banks - 10.82%			Unisource Energy Corp	69,020	2,300
Bancfirst Corp	47,860	2,113		$ 12,743
Banco Latinoamericano de Comercio Exterior SA	182,360	2,582	Electrical Components & Equipment - 1.06%
Banner Corp	184,167	1,044	EnerSys (a)	105,570	2,732
City Holding Co	50,094	1,755	Fushi Copperweld Inc (a)	190,779	2,110
Columbia Banking System Inc	63,000	1,416		$ 4,842
Community Bank System Inc	151,950	3,749	Electronics - 4.12%
Community Trust Bancorp Inc	119,671	3,593	Brady Corp	70,170	2,411
CVB Financial Corp	256,100	2,820	Checkpoint Systems Inc (a)	114,340	2,583
East West Bancorp Inc	98,260	1,925	CTS Corp	228,670	2,401
Great Southern Bancorp Inc	110,540	2,696	Cymer Inc (a)	64,600	2,206
Iberiabank Corp	34,580	2,132	Methode Electronics Inc	173,160	1,922
Independent Bank Corp/Rockland MA	126,910	3,292	OSI Systems Inc (a)	80,360	2,093
PrivateBancorp Inc	92,410	1,323	Plexus Corp (a)	61,930	2,294
Prosperity Bancshares Inc	82,360	3,230	Watts Water Technologies Inc	83,230	2,953
Renasant Corp	143,490	2,372		$ 18,863
Republic Bancorp Inc/KY	96,610	2,333	Engineering & Contruction - 0.99%
Southside Bancshares Inc	75,495	1,629	EMCOR Group Inc (a)	90,440	2,583
Texas Capital Bancshares Inc (a)	87,360	1,738	Insituform Technologies Inc (a)	80,910	1,939
Trustmark Corp	134,520	3,293		$ 4,522
Webster Financial Corp	81,560	1,690	Environmental Control - 0.40%
Wilshire Bancorp Inc	252,500	2,742	Tetra Tech Inc (a)	75,420	1,837
	$ 49,467
Biotechnology - 0.45%			Food - 1.16%
Incyte Corp (a)	152,680	2,049	Fresh Del Monte Produce Inc (a)	123,470	2,577
			Seneca Foods Corp (a)	43,720	1,436
Building Materials - 0.36%			TreeHouse Foods Inc (a)	31,220	1,320
Universal Forest Products Inc	38,840	1,633		$ 5,333
			Forest Products & Paper - 1.20%
Chemicals - 2.90%			Domtar Corp	44,190	3,131
Arch Chemicals Inc	49,989	1,700	PH Glatfelter Co	161,760	2,376
HB Fuller Co	105,790	2,481		$ 5,507
Innophos Holdings Inc	90,740	2,585	Gas - 1.87%
Olin Corp	158,420	3,327	Nicor Inc	36,320	1,580
Sensient Technologies Corp	100,450	3,167	Northwest Natural Gas Co	47,930	2,271
	$ 13,260		Southwest Gas Corp	83,020	2,582
Commercial Services - 3.30%			WGL Holdings Inc	59,110	2,113
ABM Industries Inc	118,600	2,549		$ 8,546
Global Cash Access Holdings Inc (a)	259,410	2,252
On Assignment Inc (a)	294,250	2,069	Hand & Machine Tools - 0.66%
Parexel International Corp (a)	78,890	1,860	Regal-Beloit Corp	47,890	3,030
Rent-A-Center Inc/TX (a)	109,780	2,835
SFN Group Inc (a)	128,830	1,101	Healthcare - Products - 0.77%
			Integra LifeSciences Holdings Corp (a)	36,390	1,653
Steiner Leisure Ltd (a)	51,440	2,411
			Orthofix International NV (a)	55,090	1,884
	$ 15,077			$ 3,537
Computers - 0.96%			Healthcare - Services - 2.10%
CACI International Inc (a)	44,160	2,095
			Amedisys Inc (a)	41,890	2,412
Cogo Group Inc (a)	323,330	2,276
			AMERIGROUP Corp (a)	51,740	1,875
	$ 4,371		Magellan Health Services Inc (a)	62,890	2,655
Consumer Products - 1.42%			RehabCare Group Inc (a)	93,550	2,668
Central Garden and Pet Co - A Shares (a)	218,310	2,255
				$ 9,610
Ennis Inc	134,160	2,481

See accompanying notes

Schedule of Investments SmallCap Value Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Builders - 0.36%			Pharmaceuticals - 0.99%
Ryland Group Inc	71,910 $	1,638	BioScrip Inc (a)	263,670 $	2,357
			Par Pharmaceutical Cos Inc (a)	79,380	2,154
Insurance - 4.59%				$ 4,511
American Physicians Capital Inc	70,716	2,365	REITS - 10.15%
Delphi Financial Group Inc	117,720	3,237	American Campus Communities Inc	78,420	2,209
Flagstone Reinsurance Holdings Ltd	201,620	2,248	Ashford Hospitality Trust Inc (a)	360,820	3,356
Horace Mann Educators Corp	234,630	4,038	BioMed Realty Trust Inc	218,050	4,036
Max Capital Group Ltd	92,980	2,073	CBL & Associates Properties Inc	191,010	2,789
Platinum Underwriters Holdings Ltd	68,650	2,555	Corporate Office Properties Trust SBI MD	59,240	2,396
Radian Group Inc	129,492	1,838	DuPont Fabros Technology Inc	131,730	2,920
Selective Insurance Group Inc	159,060	2,658	Entertainment Properties Trust	78,633	3,438
	$ 21,012		Extra Space Storage Inc	144,550	2,171
Internet - 0.91%			Highwoods Properties Inc	54,290	1,736
j2 Global Communications Inc (a)	72,930	1,756	Home Properties Inc	59,080	2,936
TIBCO Software Inc (a)	213,640	2,436	Kilroy Realty Corp	51,010	1,788
	$ 4,192		LTC Properties Inc	77,600	2,165
Investment Companies - 2.08%			MFA Mortgage Investments Inc	217,510	1,547
American Capital Ltd (a)	277,650	1,705	Mid-America Apartment Communities Inc	36,460	2,015
Apollo Investment Corp	102,330	1,244	PS Business Parks Inc	52,250	3,135
Hercules Technology Growth Capital Inc	236,920	2,568	Saul Centers Inc	88,270	3,490
MCG Capital Corp (a)	210,408	1,395	Urstadt Biddle Properties Inc	157,899	2,662
PennantPark Investment Corp	239,346	2,619	Washington Real Estate Investment Trust	50,360	1,584
	$ 9,531			$ 46,373
Iron & Steel - 1.01%			Retail - 7.42%
Schnitzer Steel Industries Inc	38,470	2,077	Asbury Automotive Group Inc (a)	168,700	2,623
Universal Stainless & Alloy (a)	110,550	2,579	Cash America International Inc	43,700	1,620
	$ 4,656		Dillard's Inc	68,160	1,914
Leisure Products & Services - 0.69%			Domino's Pizza Inc (a)	173,000	2,666
Life Time Fitness Inc (a)	85,240	3,133	Dress Barn Inc (a)	113,040	3,129
			Finish Line Inc/The	226,100	3,642
Machinery - Diversified - 1.56%			Jo-Ann Stores Inc (a)	64,330	2,838
Alamo Group Inc	98,530	2,321	MarineMax Inc (a)	181,940	2,029
Altra Holdings Inc (a)	185,960	2,819	McCormick & Schmick's Seafood Restaurants Inc	210,620	2,087
			(a)
Briggs & Stratton Corp	82,570	1,960
	$ 7,100		Men's Wearhouse Inc	85,910	2,030
			Ruby Tuesday Inc (a)	259,930	2,909
Media - 0.49%			Sally Beauty Holdings Inc (a)	307,130	2,933
Scholastic Corp	82,990	2,242	Tuesday Morning Corp (a)	274,360	1,550
Metal Fabrication & Hardware - 1.06%			World Fuel Services Corp	70,280	1,998
CIRCOR International Inc	70,790	2,440		$ 33,968
LB Foster Co (a)	80,960	2,396	Savings & Loans - 1.45%
	$ 4,836		Flushing Financial Corp	119,081	1,621
			Investors Bancorp Inc (a)	115,700	1,609
Mining - 1.17%
Century Aluminum Co (a)	79,480	1,071	OceanFirst Financial Corp	128,270	1,650
Hecla Mining Co (a)	319,130	1,905	Provident Financial Services Inc	134,470	1,772
Kaiser Aluminum Corp	58,470	2,350		$ 6,652

	$ 5,326		Cabot Semiconductors Microelectronics - 2.27% Corp (a)	57,900	2,221
Miscellaneous Manufacturing - 2.06%
Actuant Corp	106,560	2,443	Intersil Corp	133,120	1,981
			Kulicke & Soffa Industries Inc (a)	209,990	1,722
Ameron International Corp	30,170	2,094
AO Smith Corp	56,960	2,941	Micrel Inc	223,830	2,612
			TriQuint Semiconductor Inc (a)	247,980	1,870
Koppers Holdings Inc	68,580	1,932
	$ 9,410			$ 10,406
Oil & Gas - 2.76%			Software - 1.80%
Berry Petroleum Co	99,820	3,231	Acxiom Corp (a)	117,610	2,244
Penn Virginia Corp	95,930	2,447	JDA Software Group Inc (a)	74,480	2,153
Petroquest Energy Inc (a)	212,760	1,258	Quest Software Inc (a)	87,190	1,528
Rosetta Resources Inc (a)	100,660	2,507	SYNNEX Corp (a)	85,500	2,344
Swift Energy Co (a)	88,040	3,185		$ 8,269
	$ 12,628		Telecommunications - 1.91%
Oil& Gas Services - 1.17%			Anaren Inc (a)	116,310	1,724
Oil States International Inc (a)	57,440	2,775	Arris Group Inc (a)	168,450	2,070
T-3 Energy Services Inc (a)	86,790	2,582	Consolidated Communications Holdings Inc	135,060	2,505
			Oplink Communications Inc (a)	65,390	988
	$ 5,357		Symmetricom Inc (a)	216,947	1,438
Packaging & Containers - 1.29%
BWAY Holding Co (a)	100,780	1,993		$ 8,725
Rock-Tenn Co	41,130	2,122	Transportation - 2.51%
			Atlas Air Worldwide Holdings Inc (a)	53,070	2,933
Silgan Holdings Inc	29,720	1,793	Bristow Group Inc (a)	47,730	1,848
	$ 5,908		Genco Shipping & Trading Ltd (a)	70,420	1,631

See accompanying notes

		Schedule of Investments
		SmallCap Value Fund
		April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Transportation (continued)
HUB Group Inc (a)	92,450 $	2,959
Marten Transport Ltd (a)	96,710	2,113
		$ 11,484
TOTAL COMMON STOCKS		$ 440,544
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.03%	(000's)	Value (000's)
Banks - 1.03%
Investment in Joint Trading Account; Bank of	$ 1,288	$ 1,288
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$1,313,721; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	838	838
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $854,506; 0.00% -
5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	1,288	1,288
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,313,721; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	1,288	1,288
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,313,720; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 4,702
TOTAL REPURCHASE AGREEMENTS		$ 4,702
Total Investments		$ 445,246
Other Assets in Excess of Liabilities, Net -
2.66%		$ 12,166
TOTAL NET ASSETS - 100.00%		$ 457,412

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 84,463
Unrealized Depreciation	(8,350)
Net Unrealized Appreciation (Depreciation)	$ 76,113
Cost for federal income tax purposes	$ 369,133
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	32 .42%
Industrial	18 .30%
Consumer, Cyclical	13 .22%
Consumer, Non-cyclical	10 .19%
Basic Materials	6 .28%
Technology	5 .03%
Utilities	4 .66%
Energy	3 .93%
Communications	3 .31%
Other Assets in Excess of Liabilities, Net	2 .66%
TOTAL NET ASSETS	100.00%

See accompanying notes

410

Schedule of Investments
SmallCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS - 93.34%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.06%			Automobile Parts & Equipment (continued)
Harte-Hanks Inc	3,890 $	56	Titan International Inc	3,114 $	39
inVentiv Health Inc (a)	2,230	51		$ 1,483
	$ 107		Banks - 9.67%
Aerospace & Defense - 1.26%			1st Source Corp	3,908	74
AAR Corp (a)	3,606	88	1st United Bancorp Inc/Boca Raton (a)	8,700	78
Astronics Corp (a)	237	3	Alliance Financial Corp/NY	1,316	39
Cubic Corp	2,100	78	American National Bankshares Inc	956	21
Curtiss-Wright Corp	9,140	326	Ameris Bancorp	3,583	40
Ducommun Inc	5,412	124	Ames National Corp	554	11
Esterline Technologies Corp (a)	6,298	351	Arrow Financial Corp	568	16
HEICO Corp	1,601	69	Auburn National Bancorporation Inc	379	8
Herley Industries Inc (a)	2,087	31	Bancfirst Corp	3,092	136
Kaman Corp	568	16	Banco Latinoamericano de Comercio Exterior SA	7,970	113
LMI Aerospace Inc (a)	1,554	27	Bancorp Inc/DE (a)	4,508	40
Moog Inc (a)	5,950	221	Bancorp Rhode Island Inc	568	16
Orbital Sciences Corp (a)	3,300	61	Bank Mutual Corp	7,231	51
Teledyne Technologies Inc (a)	2,466	108	Bank of Kentucky Financial Corp	474	9
Triumph Group Inc	6,994	542	Bank of Marin Bancorp	189	6
	$ 2,045		Bank of the Ozarks Inc	3,419	131
Agriculture - 0.42%			Banner Corp	1,500	8
Alliance One International Inc (a)	4,484	23	Bar Harbor Bankshares	568	17
Andersons Inc/The	14,729	532	Boston Private Financial Holdings Inc	41,350	328
Universal Corp/VA	2,373	123	Bridge Bancorp Inc	189	4
	$ 678		Bryn Mawr Bank Corp	905	17
Airlines - 1.22%			Camden National Corp	1,186	42
AirTran Holdings Inc (a)	5,413	28	Cardinal Financial Corp	2,325	25
Alaska Air Group Inc (a)	11,348	470	Cathay General Bancorp	12,705	158
Allegiant Travel Co (a)	1,200	62	Center Bancorp Inc	1,897	16
Hawaiian Holdings Inc (a)	31,262	222	Century Bancorp Inc/MA	553	11
JetBlue Airways Corp (a)	28,182	157	Chemical Financial Corp	5,625	134
Republic Airways Holdings Inc (a)	30,026	188	Citizens Holding Co	474	12
Skywest Inc	31,052	465	Citizens Republic Bancorp Inc (a)	66,324	83
UAL Corp (a)	12,917	279	City Holding Co	8,647	302
US Airways Group Inc (a)	14,235	101	CNB Financial Corp/PA	704	11
	$ 1,972		Columbia Banking System Inc	9,669	217
Apparel - 1.92%			Community Bank System Inc	12,066	298
Carter's Inc (a)	5,218	168	Community Trust Bancorp Inc	9,998	300
Columbia Sportswear Co	1,186	66	CVB Financial Corp	63,320	697
CROCS Inc (a)	5,504	53	Eagle Bancorp Inc (a)	2,367	30
Deckers Outdoor Corp (a)	1,584	222	East West Bancorp Inc	30,716	601
G-III Apparel Group Ltd (a)	5,970	171	Enterprise Bancorp Inc/MA	854	11
Iconix Brand Group Inc (a)	19,807	342	Farmers Capital Bank Corp	1,196	10
Jones Apparel Group Inc	22,178	483	Financial Institutions Inc	3,864	62
Maidenform Brands Inc (a)	7,068	161	First Bancorp Inc/ME	1,360	22
Oxford Industries Inc	12,808	277	First BanCorp/Puerto Rico	5,387	11
Perry Ellis International Inc (a)	22,170	535	First Bancorp/Troy NC	5,260	86
Quiksilver Inc (a)	11,340	60	First Commonwealth Financial Corp	8,636	57
Skechers U.S.A. Inc (a)	6,510	250	First Community Bancshares Inc/VA	8,289	138
Timberland Co/The (a)	1,613	35	First Financial Bancorp	23,043	440
True Religion Apparel Inc (a)	3,557	111	First Financial Bankshares Inc	3,129	168
Unifi Inc (a)	6,927	26	First Financial Corp/IN	1,186	35
Warnaco Group Inc/The (a)	3,190	153	First Interstate Bancsystem Inc	4,400	71
	$ 3,113		First Merchants Corp	3,283	29
Automobile Manufacturers - 0.06%			First Midwest Bancorp Inc/IL	6,500	99
Force Protection Inc (a)	19,200	103	First of Long Island Corp/The	704	18
			First South Bancorp Inc/Washington NC	2,471	35
Automobile Parts & Equipment - 0.92%			FirstMerit Corp	17,544	412
American Axle & Manufacturing Holdings Inc (a)	4,934	53	FNB Corp/PA	55,724	519
ArvinMeritor Inc (a)	7,453	114	Fulton Financial Corp	5,400	57
ATC Technology Corp/IL (a)	13,636	279	German American Bancorp Inc	1,707	27
Cooper Tire & Rubber Co	9,200	195	Glacier Bancorp Inc	7,231	134
Dana Holding Corp (a)	12,289	164	Great Southern Bancorp Inc	1,186	29
			Guaranty Bancorp (a)	4,766	7
Dorman Products Inc (a)	1,470	37
Miller Industries Inc/TN	1,561	22	Hancock Holding Co	2,514	103
Modine Manufacturing Co (a)	4,128	58	Heartland Financial USA Inc	1,487	28
Spartan Motors Inc	18,130	112	Home Bancshares Inc/AR	1,802	51
Standard Motor Products Inc	20,428	218	Hudson Valley Holding Corp	1,610	40
Superior Industries International Inc	2,040	34	Iberiabank Corp	9,111	561
Tenneco Inc (a)	6,120	158	Independent Bank Corp/Rockland MA	8,989	233
			International Bancshares Corp	18,213	440
			Lakeland Bancorp Inc	8,088	85

See accompanying notes

411

Schedule of Investments
SmallCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Banks (continued)
Lakeland Financial Corp	5,577 $	116	Wintrust Financial Corp	9,659 $	360
MB Financial Inc	5,124	126		$ 15,645
Merchants Bancshares Inc	756	18	Beverages - 0.04%
Midsouth Bancorp Inc	1,043	17	Heckmann Corp (a)	7,829	47
Nara Bancorp Inc (a)	20,648	186	National Beverage Corp	855	10
National Bankshares Inc	1,092	30		$ 57
National Penn Bancshares Inc	28,504	209	Biotechnology - 0.54%
NBT Bancorp Inc	9,451	232	American Oriental Bioengineering Inc (a)	6,198	25
Northrim BanCorp Inc	1,007	17	Ariad Pharmaceuticals Inc (a)	10,900	38
Norwood Financial Corp	284	8	Cambrex Corp (a)	332	1
Ohio Valley Banc Corp	604	13	Celera Corp (a)	8,137	61
Old National Bancorp/IN	8,807	118	Cubist Pharmaceuticals Inc (a)	5,900	132
Old Point Financial Corp	332	5	Emergent Biosolutions Inc (a)	3,988	65
Old Second Bancorp Inc	800	5	Halozyme Therapeutics Inc (a)	2,300	20
OmniAmerican Bancorp Inc (a)	1,613	19	Harvard Bioscience Inc (a)	254	1
Oriental Financial Group Inc	7,700	129	Incyte Corp (a)	5,800	78
Orrstown Financial Services Inc	426	11	Lexicon Pharmaceuticals Inc (a)	76,649	123
Pacific Capital Bancorp NA (a)	12,117	21	Martek Biosciences Corp (a)	2,705	60
Pacific Continental Corp	2,026	23	Medicines Co/The (a)	2,419	18
PacWest Bancorp	4,866	117	PDL BioPharma Inc	8,372	49
Park National Corp	2,544	174	Protalix BioTherapeutics Inc (a)	4,474	30
Penns Woods Bancorp Inc	237	8	Seattle Genetics Inc (a)	2,788	35
Peoples Bancorp Inc/OH	5,420	94	SuperGen Inc (a)	3,324	10
Peoples Financial Corp/MS	568	9	Tengion Inc (a)	7,900	37
Pinnacle Financial Partners Inc (a)	2,894	44	United Therapeutics Corp (a)	1,200	68
Porter Bancorp Inc	762	11	XOMA Ltd (a)	23,400	16
Prosperity Bancshares Inc	12,651	496		$ 867
Renasant Corp	9,783	161	Building Materials - 1.01%
Republic Bancorp Inc/KY	5,772	139	Apogee Enterprises Inc	6,643	91
S&T Bancorp Inc	5,855	141	Comfort Systems USA Inc	23,285	328
Sandy Spring Bancorp Inc	2,569	45	Drew Industries Inc (a)	1,138	29
Santander BanCorp (a)	3,000	36	Gibraltar Industries Inc (a)	17,470	262
SCBT Financial Corp	1,138	45	Interline Brands Inc (a)	12,821	267
Shore Bancshares Inc	1,907	26	Louisiana-Pacific Corp (a)	11,102	131
Sierra Bancorp	3,744	47	NCI Building Systems Inc (a)	3,582	50
Signature Bank/New York NY (a)	5,933	240
			Quanex Building Products Corp	8,278	157
Simmons First National Corp	3,795	107	Texas Industries Inc	2,086	79
South Financial Group Inc/The	72,200	56	Trex Co Inc (a)	986	24
Southside Bancshares Inc	6,017	129	Universal Forest Products Inc	5,127	216
Southwest Bancorp Inc/Stillwater OK	6,228	91		$ 1,634
State Bancorp Inc/NY	2,317	23	Chemicals - 2.81%
StellarOne Corp	3,577	53	A Schulman Inc	12,090	315
Sterling Bancorp/NY	7,803	83	Aceto Corp	8,973	60
Sterling Bancshares Inc/TX	20,509	120	Arch Chemicals Inc	1,850	63
Suffolk Bancorp	1,762	55	Ferro Corp (a)	7,565	83
Susquehanna Bancshares Inc	30,847	337	Hawkins Inc	1,594	43
SVB Financial Group (a)	14,032	691
SY Bancorp Inc	1,058	25	HB Fuller Co	15,330	359

Texas Capital Bancshares Inc (a)	3,273	65	ICO Inc	4,271	37
			Innophos Holdings Inc	12,634	360
Tompkins Financial Corp	901	37	Innospec Inc (a)	7,916	106
Tower Bancorp Inc	756	19	Minerals Technologies Inc	3,778	218
TowneBank/Portsmouth VA	2,125	34	NewMarket Corp	2,434	268
Trico Bancshares	5,255	100	Olin Corp	8,999	188
Trustco Bank Corp NY	24,042	160	OM Group Inc (a)	7,810	295
Trustmark Corp	12,169	298	Omnova Solutions Inc (a)	10,100	77
UMB Financial Corp	7,490	316	PolyOne Corp (a)	32,317	365
Umpqua Holdings Corp	15,344	229	Quaker Chemical Corp	1,113	35
Union First Market Bankshares Corp	5,371	90	Rockwood Holdings Inc (a)	9,844	295
United Bankshares Inc	5,974	174	Sensient Technologies Corp	4,318	136
United Community Banks Inc/GA (a)	14,123	82
			ShengdaTech Inc (a)	4,403	30
United Security Bancshares/Thomasville AL	956	15	Solutia Inc (a)	24,521	431
Univest Corp of Pennsylvania	1,661	32	Spartech Corp (a)	31,686	451
Washington Banking Co	2,373	34	Stepan Co	1,694	128
Washington Trust Bancorp Inc	4,872	89	Westlake Chemical Corp	1,734	49
Webster Financial Corp	6,025	125	WR Grace & Co (a)	5,409	156
WesBanco Inc	5,999	116
West Bancorporation Inc (a)	5,904	48		$ 4,548
Westamerica Bancorporation	1,281	75	Coal - 0.23%
			Cloud Peak Energy Inc (a)	9,397	150
Wilber Corp	901	6	International Coal Group Inc (a)	11,792	62
Wilshire Bancorp Inc	10,749	117	Patriot Coal Corp (a)	7,498	148

See accompanying notes

412

Schedule of Investments
SmallCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Coal (continued)			Computers (continued)
Westmoreland Coal Co (a)	1,223 $	17	Mentor Graphics Corp (a)	7,640 $	69
	$ 377		Mercury Computer Systems Inc (a)	8,822	113
Commercial Services - 4.29%			MTS Systems Corp	1,565	47
ABM Industries Inc	6,206	133	Ness Technologies Inc (a)	6,026	39
Advance America Cash Advance Centers Inc	15,821	90	Netscout Systems Inc (a)	2,979	43
Albany Molecular Research Inc (a)	3,678	29	PAR Technology Corp (a)	379	3
Avis Budget Group Inc (a)	15,618	236	Quantum Corp (a)	34,459	100
Cardtronics Inc (a)	522	7	Radisys Corp (a)	2,199	22
Consolidated Graphics Inc (a)	2,796	117	Rimage Corp (a)	1,461	26
Convergys Corp (a)	12,500	158	SMART Modular Technologies WWH Inc (a)	13,094	92
Corinthian Colleges Inc (a)	7,400	116	SRA International Inc (a)	2,989	69
Cornell Cos Inc (a)	1,713	47	STEC Inc (a)	9,200	128
Cross Country Healthcare Inc (a)	4,364	44	Super Micro Computer Inc (a)	1,158	16
Deluxe Corp	37,806	793	SYKES Enterprises Inc (a)	4,079	93
Diamond Management & Technology Consultants	237	2	Synaptics Inc (a)	800	24
Inc			Unisys Corp (a)	10,085	283
Dollar Financial Corp (a)	11,592	271	Virtusa Corp (a)	1,918	19
Dollar Thrifty Automotive Group Inc (a)	12,494	550		$ 2,059
DynCorp International Inc (a)	22,435	385	Consumer Products - 1.23%
Electro Rent Corp	2,821	40	ACCO Brands Corp (a)	16,352	150
Gartner Inc (a)	6,666	160	American Greetings Corp	26,519	651
Geo Group Inc/The (a)	1,561	33	Blyth Inc	856	49
Global Cash Access Holdings Inc (a)	6,264	55	Central Garden and Pet Co (a)	4,150	47
Great Lakes Dredge & Dock Corp	7,127	39	Central Garden and Pet Co - A Shares (a)	23,188	239
Heidrick & Struggles International Inc	1,517	40	CSS Industries Inc	1,185	24
Hill International Inc (a)	427	3	Ennis Inc	6,518	120
Kelly Services Inc (a)	2,087	34	Helen of Troy Ltd (a)	14,532	392
Kendle International Inc (a)	2,802	47	Jarden Corp	1,371	44
Kforce Inc (a)	5,379	75	Oil-Dri Corp of America	805	17
Korn/Ferry International (a)	3,701	60	Prestige Brands Holdings Inc (a)	23,155	226
Live Nation Entertainment Inc (a)	8,548	134	WD-40 Co	759	27
Mac-Gray Corp	1,461	17		$ 1,986
Manpower Inc	709	40	Cosmetics & Personal Care - 0.06%
MAXIMUS Inc	237	15	Elizabeth Arden Inc (a)	2,134	39
McGrath Rentcorp	1,803	47	Inter Parfums Inc	1,813	31
MedQuist Inc	1,461	14	Revlon Inc (a)	1,612	28
MoneyGram International Inc (a)	1,850	6		$ 98
Multi-Color Corp	142	2	Distribution & Wholesale - 0.51%
On Assignment Inc (a)	5,030	35	Beacon Roofing Supply Inc (a)	1,191	27
PHH Corp (a)	34,943	793	BMP Sunstone Corp (a)	451	2
Providence Service Corp/The (a)	3,000	50	Brightpoint Inc (a)	4,373	35
Rent-A-Center Inc/TX (a)	37,227	961	Chindex International Inc (a)	188	2
SFN Group Inc (a)	16,845	144	Core-Mark Holding Co Inc (a)	1,092	33
Standard Parking Corp (a)	956	16	Houston Wire & Cable Co	1,800	24
StarTek Inc (a)	1,554	10	Owens & Minor Inc	1,684	53
Steiner Leisure Ltd (a)	759	36	Pool Corp	2,276	56
Stewart Enterprises Inc	30,292	205	Scansource Inc (a)	2,228	62
Team Health Holdings Inc (a)	4,400	69	School Specialty Inc (a)	1,897	45
Team Inc (a)	150	3	United Stationers Inc (a)	4,807	294
TeleTech Holdings Inc (a)	7,650	127	WESCO International Inc (a)	4,700	191
TNS Inc (a)	1,700	44		$ 824
Towers Watson & Co	3,998	192	Diversified Financial Services - 2.59%
TrueBlue Inc (a)	3,890	61
United Rentals Inc (a)	6,121	88	Artio Global Investors Inc	2,324	53
Valassis Communications Inc (a)	6,066	198	BGC Partners Inc	24,472	160
			Calamos Asset Management Inc	5,099	64
Viad Corp	1,612	38	California First National Bancorp	301	4
Volt Information Sciences Inc (a)	1,891	23
			CompuCredit Holdings Corp	5,043	30
	$ 6,932		Credit Acceptance Corp (a)	94	4
Computers - 1.29%			Diamond Hill Investment Group Inc	47	4
3D Systems Corp (a)	755	12	Doral Financial Corp (a)	7,100	38
Agilysys Inc	2,973	32	E*Trade Financial Corp (a)	139,174	234
CACI International Inc (a)	2,614	124	Encore Capital Group Inc (a)	10,768	247
Ciber Inc (a)	31,263	124	Epoch Holding Corp	237	3
Cogo Group Inc (a)	3,627	25	Evercore Partners Inc - Class A	1,044	37
Computer Task Group Inc (a)	806	8	Financial Engines Inc (a)	2,600	41
Cray Inc (a)	11,411	77	GAMCO Investors Inc	474	22
Dynamics Research Corp (a)	4,089	58	GFI Group Inc	13,100	90
Electronics for Imaging Inc (a)	4,554	59	International Assets Holding Corp (a)	1,334	22
Fortinet Inc (a)	2,403	43	Investment Technology Group Inc (a)	4,900	85
Imation Corp (a)	4,171	45	JMP Group Inc	2,065	16
Insight Enterprises Inc (a)	17,687	266	KBW Inc (a)	1,661	50
See accompanying notes			413

Schedule of Investments SmallCap Value Fund I April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Electronics (continued)
Knight Capital Group Inc (a)	31,508 $	490	Methode Electronics Inc	3,463 $	38
Marlin Business Services Corp (a)	1,500	17	Multi-Fineline Electronix Inc (a)	3,200	83
MF Global Holdings Ltd (a)	6,025	56	Newport Corp (a)	3,748	45
National Financial Partners Corp (a)	15,723	242	OSI Systems Inc (a)	1,221	32
Nelnet Inc	18,558	371	Park Electrochemical Corp	1,186	36
Ocwen Financial Corp (a)	21,237	245	Plexus Corp (a)	4,593	170
Oppenheimer Holdings Inc	2,970	87	Rofin-Sinar Technologies Inc (a)	1,660	44
optionsXpress Holdings Inc (a)	9,422	167	Rogers Corp (a)	1,092	37
Penson Worldwide Inc (a)	10,587	99	Sanmina-SCI Corp (a)	3,300	59
Piper Jaffray Cos (a)	6,315	248	Spectrum Control Inc (a)	2,865	40
Stifel Financial Corp (a)	2,625	150	Technitrol Inc	6,619	35
SWS Group Inc	9,110	101	TTM Technologies Inc (a)	19,519	212
TradeStation Group Inc (a)	11,000	92	Varian Inc (a)	2,230	115
US Global Investors Inc	251	2	Vishay Intertechnology Inc (a)	12,100	126
Virtus Investment Partners Inc (a)	160	4	Watts Water Technologies Inc	7,290	259
Westwood Holdings Group Inc	94	4	Woodward Governor Co	1,185	38
World Acceptance Corp (a)	17,498	618	X-Rite Inc (a)	4,080	13
	$ 4,197			$ 2,684
Electric - 3.00%			Energy - Alternate Sources - 0.02%
Allete Inc	2,609	95	Green Plains Renewable Energy Inc (a)	1,423	20
Avista Corp	18,234	394	Rex Stores Corp (a)	1,112	19
Black Hills Corp	6,927	228		$ 39
Central Vermont Public Service Corp	3,702	80	Engineering & Contruction - 1.18%
CH Energy Group Inc	1,399	58	Dycom Industries Inc (a)	3,986	42
Cleco Corp	12,484	342	EMCOR Group Inc (a)	37,242	1,063
El Paso Electric Co (a)	19,674	419	Granite Construction Inc	4,843	163
Empire District Electric Co/The	3,179	62	Insituform Technologies Inc (a)	3,939	94
IDACORP Inc	17,319	625	Layne Christensen Co (a)	4,992	137
MGE Energy Inc	5,240	193	Sterling Construction Co Inc (a)	5,679	99
NorthWestern Corp	3,171	96	Tutor Perini Corp (a)	12,415	301
Otter Tail Corp	3,131	70	VSE Corp	142	6
PNM Resources Inc	21,939	298		$ 1,905
Portland General Electric Co	33,179	659	Entertainment - 0.19%
UIL Holdings Corp	6,570	191	Ascent Media Corp (a)	1,233	36
Unisource Energy Corp	18,856	628	Churchill Downs Inc	856	33
Westar Energy Inc	17,277	409	Cinemark Holdings Inc	474	8
	$ 4,847		Isle of Capri Casinos Inc (a)	3,986	43
Electrical Components & Equipment - 1.10%			National CineMedia Inc	4,033	77
Belden Inc	7,133	196	Vail Resorts Inc (a)	2,591	118
Encore Wire Corp	1,613	36		$ 315
EnerSys (a)	23,729	614	Environmental Control - 0.18%
Fushi Copperweld Inc (a)	7,769	86	EnergySolutions Inc	6,975	51
Generac Holdings Inc (a)	1,668	25	Metalico Inc (a)	28,900	191
General Cable Corp (a)	1,700	48	Met-Pro Corp	474	5
GrafTech International Ltd (a)	29,401	496	Waste Services Inc (a)	3,969	45
Graham Corp	522	9		$ 292
Lihua International Inc (a)	188	2
			Food - 2.04%
Littelfuse Inc (a)	1,897	80	American Italian Pasta Co (a)	23,356	917
Molex Inc	1,173	26	B&G Foods Inc	10,663	110
Powell Industries Inc (a)	1,100	37
(a)			Cal-Maine Foods Inc	2,100	70
Power-One Inc	7,120	56	Chiquita Brands International Inc (a)	16,270	245
PowerSecure International Inc (a)	4,916	55
			Diamond Foods Inc	568	24
	$ 1,766		Dole Food Co Inc (a)	14,164	160
Electronics - 1.66%			Fresh Del Monte Produce Inc (a)	12,048	251
Analogic Corp	723	35	Hain Celestial Group Inc (a)	2,656	53
Bel Fuse Inc	1,612	38	Ingles Markets Inc	1,992	32
Benchmark Electronics Inc (a)	14,588	316	M&F Worldwide Corp (a)	4,491	137
Brady Corp	4,887	168	Nash Finch Co	3,728	131
Checkpoint Systems Inc (a)	7,125	161	Ruddick Corp	3,606	127
China Security & Surveillance Technology Inc (a)	8,859	53	Sanderson Farms Inc	3,600	204
Coherent Inc (a)	1,898	71	Seaboard Corp	55	80
CTS Corp	11,681	122	Seneca Foods Corp (a)	1,461	48
Cymer Inc (a)	2,610	89	Spartan Stores Inc	18,698	282
Daktronics Inc	664	6	TreeHouse Foods Inc (a)	4,918	208
DDi Corp	2,814	24	Village Super Market Inc	46	1
Electro Scientific Industries Inc (a)	2,419	33	Weis Markets Inc	901	34
FEI Co (a)	5,104	115	Winn-Dixie Stores Inc (a)	13,892	175
L-1 Identity Solutions Inc (a)	2,514	22		$ 3,289
LaBarge Inc (a)	427	5
			Forest Products & Paper - 1.45%
Measurement Specialties Inc (a)	2,231	37	Boise Inc (a)	48,017	332
MEMSIC Inc (a)	2,230	7

See accompanying notes

414

Schedule of Investments
SmallCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Healthcare - Services (continued)
Buckeye Technologies Inc (a)	27,967 $	395	Select Medical Holdings Corp (a)	3,654 $	32
Cellu Tissue Holdings Inc (a)	7,000	73	Skilled Healthcare Group Inc (a)	3,100	21
Clearwater Paper Corp (a)	1,091	69	Sun Healthcare Group Inc (a)	4,364	39
Domtar Corp	8,584	608	Sunrise Senior Living Inc (a)	7,104	39
KapStone Paper and Packaging Corp (a)	14,611	188	Triple-S Management Corp (a)	11,244	204
Neenah Paper Inc	2,277	40	US Physical Therapy Inc (a)	1,007	18
PH Glatfelter Co	4,839	71	WellCare Health Plans Inc (a)	11,922	342
Potlatch Corp	1,661	62		$ 3,875
Schweitzer-Mauduit International Inc	8,277	471	Holding Companies - Diversified - 0.02%
Wausau Paper Corp (a)	4,222	37	Compass Diversified Holdings	2,086	30
	$ 2,346
Gas - 1.92%			Home Builders - 0.39%
Chesapeake Utilities Corp	1,500	45	Beazer Homes USA Inc (a)	5,451	36
Laclede Group Inc/The	2,466	84	Brookfield Homes Corp (a)	2,200	25
New Jersey Resources Corp	14,795	558	Meritage Homes Corp (a)	3,652	86
Nicor Inc	8,877	386	Ryland Group Inc	10,503	239
Northwest Natural Gas Co	4,312	204	Standard Pacific Corp (a)	31,991	206
Piedmont Natural Gas Co Inc	7,719	212	Winnebago Industries Inc (a)	2,230	37
South Jersey Industries Inc	6,502	294		$ 629
Southwest Gas Corp	23,299	725	Home Furnishings - 0.51%
WGL Holdings Inc	16,985	607	Audiovox Corp (a)	2,656	25
	$ 3,115		Ethan Allen Interiors Inc	2,182	44
Hand & Machine Tools - 0.55%			Hooker Furniture Corp	2,060	32
Baldor Electric Co	3,322	128	Kimball International Inc	4,950	40
Franklin Electric Co Inc	2,372	83	La-Z-Boy Inc (a)	40,967	535
Regal-Beloit Corp	10,624	672	Sealy Corp (a)	5,883	22
	$ 883		Tempur-Pedic International Inc (a)	3,386	114
Healthcare - Products - 0.56%			Universal Electronics Inc (a)	522	11
Angiodynamics Inc (a)	2,745	44		$ 823
Cantel Medical Corp	6,422	128	Insurance - 5.34%
Conmed Corp (a)	6,029	134	Ambac Financial Group Inc (a)	25,197	38
CryoLife Inc (a)	379	2	American Equity Investment Life Holding Co	43,367	456
Cutera Inc (a)	7,570	88	American Physicians Capital Inc	4,528	151
ev3 Inc (a)	7,449	142	American Physicians Service Group Inc	1,007	23
Greatbatch Inc (a)	1,043	23	American Safety Insurance Holdings Ltd (a)	1,908	30
Hanger Orthopedic Group Inc (a)	2,040	38	Amerisafe Inc (a)	21,204	362
Invacare Corp	3,010	80	Amtrust Financial Services Inc	11,129	152
Medical Action Industries Inc (a)	474	6	Argo Group International Holdings Ltd	9,298	307
Natus Medical Inc (a)	1,157	20	Aspen Insurance Holdings Ltd	12,697	342
STERIS Corp	2,490	83	Assured Guaranty Ltd	30,096	649
Symmetry Medical Inc (a)	4,319	50	Baldwin & Lyons Inc	1,281	32
TomoTherapy Inc (a)	3,828	15	CNA Surety Corp (a)	2,614	44
Vital Images Inc (a)	3,100	49	Conseco Inc (a)	53,741	317
Young Innovations Inc	237	6	Delphi Financial Group Inc	27,366	752
	$ 908		Donegal Group Inc	1,813	26
Healthcare - Services - 2.38%			Eastern Insurance Holdings Inc	1,233	13
Alliance HealthCare Services Inc (a)	331	2	EMC Insurance Group Inc	756	18
Allied Healthcare International Inc (a)	5,896	17	Employers Holdings Inc	4,554	75
Amedisys Inc (a)	4,559	263	Enstar Group Ltd (a)	569	38
American Dental Partners Inc (a)	1,554	20	FBL Financial Group Inc	1,185	31
Amsurg Corp (a)	5,783	120	First Mercury Financial Corp	1,158	15
Assisted Living Concepts Inc (a)	901	31	Flagstone Reinsurance Holdings Ltd	9,732	109
Capital Senior Living Corp (a)	3,526	19	FPIC Insurance Group Inc (a)	3,869	106
Centene Corp (a)	2,230	51	Greenlight Capital Re Ltd (a)	2,894	74
Continucare Corp (a)	3,864	13	Hallmark Financial Services (a)	4,898	57
Gentiva Health Services Inc (a)	10,336	296	Harleysville Group Inc	2,068	66
Healthsouth Corp (a)	16,038	328	Horace Mann Educators Corp	10,294	177
Healthspring Inc (a)	29,306	516	Infinity Property & Casualty Corp	1,423	66
Healthways Inc (a)	3,179	52	Maiden Holdings Ltd	5,125	38
Kindred Healthcare Inc (a)	11,890	212	Max Capital Group Ltd	14,191	317
Magellan Health Services Inc (a)	6,598	278	Meadowbrook Insurance Group Inc	13,799	109
Medcath Corp (a)	2,391	24	Mercer Insurance Group Inc	856	16
Molina Healthcare Inc (a)	1,327	39	MGIC Investment Corp (a)	22,756	237
National Healthcare Corp	725	26	Montpelier Re Holdings Ltd ADR	15,487	257
Nighthawk Radiology Holdings Inc (a)	22,473	83	National Interstate Corp	956	20
NovaMed Inc (a)	1,233	4	National Western Life Insurance Co	237	45
Odyssey HealthCare Inc (a)	26,258	547	Navigators Group Inc/The (a)	2,677	107
Psychiatric Solutions Inc (a)	1,612	52	NYMAGIC Inc	2,055	46
RadNet Inc (a)	379	1	Platinum Underwriters Holdings Ltd	22,528	838
RehabCare Group Inc (a)	3,897	111	PMA Capital Corp (a)	12,730	88
Res-Care Inc (a)	6,488	75	PMI Group Inc/The (a)	6,396	33
See accompanying notes			415

Schedule of Investments
SmallCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Lodging (continued)
Primerica Inc (a)	2,700 $	64	Orient-Express Hotels Ltd (a)	8,030 $	110
ProAssurance Corp (a)	4,710	287		$ 228
Protective Life Corp	6,300	152	Machinery - Construction & Mining - 0.03%
Radian Group Inc	37,659	535	Astec Industries Inc (a)	1,612	53
RLI Corp	946	55
Safety Insurance Group Inc	1,186	44	Machinery - Diversified - 1.69%
SeaBright Insurance Holdings Inc	3,369	37	Alamo Group Inc	1,185	28
Selective Insurance Group Inc	14,705	246	Albany International Corp	2,751	70
Symetra Financial Corp	4,500	61	Altra Holdings Inc (a)	7,937	120
Tower Group Inc	7,099	164	Applied Industrial Technologies Inc	23,391	720
United America Indemnity Ltd (a)	3,264	31	Briggs & Stratton Corp	13,361	317
United Fire & Casualty Co	1,944	44	Cascade Corp	595	21
Unitrin Inc	2,700	79	Chart Industries Inc (a)	10,812	249
Universal American Corp/NY (a)	2,704	42	Cognex Corp	2,847	60
Universal Insurance Holdings Inc	759	4	Columbus McKinnon Corp/NY (a)	3,597	65
Zenith National Insurance Corp	3,321	126	Duoyuan Printing Inc (a)	8,254	71
	$ 8,648		DXP Enterprises Inc (a)	1,208	20
Internet - 0.67%			Gorman-Rupp Co/The	834	23
1-800-Flowers.com Inc (a)	3,369	10	Kadant Inc (a)	1,914	38
Ancestry.com Inc (a)	301	6	Manitowoc Co Inc/The	10,500	147
Digital River Inc (a)	1,138	32	NACCO Industries Inc	570	49
Earthlink Inc	19,099	172	Nordson Corp	2,276	163
Infospace Inc (a)	2,372	25	Robbins & Myers Inc	2,182	57
Internap Network Services Corp (a)	7,877	45	Tecumseh Products Co (a)	2,901	37
Internet Brands Inc (a)	2,015	21	Tennant Co	700	24
j2 Global Communications Inc (a)	554	13	Wabtec Corp/DE	9,435	449
ModusLink Global Solutions Inc (a)	9,718	87		$ 2,728
Online Resources Corp (a)	1,328	6	Media - 1.15%
PC-Tel Inc (a)	2,569	17	AH Belo Corp (a)	7,034	60
Perficient Inc (a)	3,226	40	Belo Corp	7,877	68
QuinStreet Inc (a)	1,300	22	Courier Corp	1,565	27
Shutterfly Inc (a)	1,803	42	Entercom Communications Corp (a)	7,058	103
SonicWALL Inc (a)	8,467	86	EW Scripps Co (a)	11,772	129
SPS Commerce Inc (a)	1,600	22	Journal Communications Inc (a)	35,139	199
TechTarget Inc (a)	1,813	9	LIN TV Corp (a)	22,854	165
TIBCO Software Inc (a)	15,480	176	LodgeNet Interactive Corp (a)	21,896	145
United Online Inc	28,487	227	Mediacom Communications Corp (a)	3,989	26
US Auto Parts Network Inc (a)	1,360	13	Primedia Inc	5,500	19
VASCO Data Security International Inc (a)	901	6	Scholastic Corp	16,124	435
Vitacost.com Inc (a)	932	8	Sinclair Broadcast Group Inc (a)	51,972	359
Web.com Group Inc (a)	4,131	20	World Wrestling Entertainment Inc	6,056	111
	$ 1,105			$ 1,846
Investment Companies - 1.27%			Metal Fabrication & Hardware - 0.83%
American Capital Ltd (a)	60,721	373	Ampco-Pittsburgh Corp	1,763	45
Apollo Investment Corp	17,873	217	CIRCOR International Inc	4,388	152
Ares Capital Corp	24,254	385	Eastern Co/The	956	16
BlackRock Kelso Capital Corp	6,881	73	Hawk Corp (a)	704	16
Fifth Street Finance Corp	11,585	148	Haynes International Inc	1,281	46
Gladstone Capital Corp	4,600	62	Kaydon Corp	2,954	123
Gladstone Investment Corp	3,393	22	Ladish Co Inc (a)	1,612	44
Hercules Technology Growth Capital Inc	9,256	100	LB Foster Co (a)	1,557	46
Main Street Capital Corp	575	9	Mueller Industries Inc	5,468	162
MCG Capital Corp (a)	37,098	246	Mueller Water Products Inc - Class A	13,570	76
PennantPark Investment Corp	3,939	43	Olympic Steel Inc	3,700	118
Prospect Capital Corp	25,918	301	RTI International Metals Inc (a)	2,656	72
Solar Capital Ltd	723	17	Worthington Industries Inc	26,631	425
TICC Capital Corp	8,219	59		$ 1,341
	$ 2,055		Mining - 0.89%
Iron & Steel - 0.07%			AMCOL International Corp	1,612	46
Metals USA Holdings Corp (a)	6,400	115	Brush Engineered Materials Inc (a)	1,802	53
			Century Aluminum Co (a)	5,840	79
Leisure Products & Services - 0.23%			Coeur d'Alene Mines Corp (a)	12,342	221
Brunswick Corp/DE	7,781	163	Compass Minerals International Inc	3,179	239
Callaway Golf Co	5,693	53	Hecla Mining Co (a)	29,001	173
Interval Leisure Group Inc (a)	379	5	Horsehead Holding Corp (a)	3,843	46
Life Time Fitness Inc (a)	3,795	140	Kaiser Aluminum Corp	1,375	55
Multimedia Games Inc (a)	3,036	14	Royal Gold Inc	2,372	121
Universal Travel Group (a)	189	2	Stillwater Mining Co (a)	18,648	315
	$ 377		USEC Inc (a)	15,858	95
Lodging - 0.14%				$ 1,443
Gaylord Entertainment Co (a)	3,505	118
See accompanying notes			416

Schedule of Investments
SmallCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing - 2.26%			Oil & Gas Services (continued)
Actuant Corp	7,689 $	176	Global Industries Ltd (a)	25,407 $	171
Acuity Brands Inc	7,180	325	Gulf Island Fabrication Inc	1,813	44
Ameron International Corp	5,104	355	Hornbeck Offshore Services Inc (a)	2,324	57
AO Smith Corp	10,416	538	ION Geophysical Corp (a)	48,282	290
AZZ Inc	4,115	167	Key Energy Services Inc (a)	12,527	136
Barnes Group Inc	18,591	386	Lufkin Industries Inc	1,580	134
Blount International Inc (a)	4,041	45	Matrix Service Co (a)	9,846	104
Ceradyne Inc (a)	5,550	124	Natural Gas Services Group Inc (a)	1,713	31
Chase Corp	806	11	Newpark Resources Inc (a)	8,969	60
CLARCOR Inc	3,226	122	OYO Geospace Corp (a)	616	31
Colfax Corp (a)	2,609	34	RPC Inc	3,655	50
Eastman Kodak Co (a)	23,724	145	T-3 Energy Services Inc (a)	4,081	121
EnPro Industries Inc (a)	13,943	440	Tetra Technologies Inc (a)	12,459	153
Federal Signal Corp	4,318	35	TGC Industries Inc (a)	498	2
GP Strategies Corp (a)	2,401	19		$ 2,107
Griffon Corp (a)	9,744	137	Packaging & Containers - 0.70%
John Bean Technologies Corp	2,800	52	AEP Industries Inc (a)	1,500	41
Koppers Holdings Inc	3,678	103	BWAY Holding Co (a)	1,058	21
LSB Industries Inc (a)	1,900	34	Graham Packaging Co Inc (a)	10,401	125
Myers Industries Inc	7,484	81	Graphic Packaging Holding Co (a)	11,861	44
Polypore International Inc (a)	2,417	43	Rock-Tenn Co	11,334	585
Portec Rail Products Inc	922	11	Silgan Holdings Inc	5,322	321
Standex International Corp	3,581	86		$ 1,137
STR Holdings Inc (a)	667	15	Pharmaceuticals - 0.78%
Sturm Ruger & Co Inc	5,389	90	Cadence Pharmaceuticals Inc (a)	2,200	22
Tredegar Corp	2,990	51	Caraco Pharmaceutical Laboratories Ltd (a)	996	6
Trimas Corp (a)	1,596	16	Cumberland Pharmaceuticals Inc (a)	237	3
	$ 3,641		Cypress Bioscience Inc (a)	1,986	10
Office Furnishings - 0.12%			Hi-Tech Pharmacal Co Inc (a)	9,257	225
HNI Corp	1,233	38	KV Pharmaceutical Co (a)	2,771	4
Knoll Inc	7,892	110	Medicis Pharmaceutical Corp	5,076	129
Steelcase Inc	6,310	52	Nabi Biopharmaceuticals (a)	2,182	12
	$ 200		Nutraceutical International Corp (a)	4,365	67
Oil & Gas - 2.49%			Par Pharmaceutical Cos Inc (a)	20,555	558
Approach Resources Inc (a)	1,233	11	Pharmasset Inc (a)	1,071	35
Atlas Energy Inc (a)	3,512	127	Schiff Nutrition International Inc	1,511	11
ATP Oil & Gas Corp (a)	7,879	144	Vanda Pharmaceuticals Inc (a)	11,500	96
Berry Petroleum Co	10,725	347	Viropharma Inc (a)	6,168	78
Bill Barrett Corp (a)	3,891	133	XenoPort Inc (a)	1,100	11
Brigham Exploration Co (a)	10,385	203		$ 1,267
Contango Oil & Gas Co (a)	94	5	Pipelines - 0.02%
CVR Energy Inc (a)	14,622	124	Crosstex Energy Inc (a)	4,080	37
EXCO Resources Inc	24,094	447
Georesources Inc (a)	1,376	24	Publicly Traded Investment Fund - 0.03%
Goodrich Petroleum Corp (a)	2,183	37	Kayne Anderson Energy Development Co	2,848	46
Gran Tierra Energy Inc (a)	20,642	125
Gulfport Energy Corp (a)	39,700	496	Real Estate - 0.09%
Hercules Offshore Inc (a)	9,063	36	Forestar Group Inc (a)	3,653	83
Parker Drilling Co (a)	11,768	65	Hilltop Holdings Inc (a)	3,512	41
Penn Virginia Corp	4,602	117	Terreno Realty Corp (a)	1,223	23
Petroleum Development Corp (a)	1,945	45		$ 147
Petroquest Energy Inc (a)	29,600	175	REITS - 10.41%
Pioneer Drilling Co (a)	5,647	41	Acadia Realty Trust	4,866	93
Rex Energy Corp (a)	1,279	17	Agree Realty Corp	1,092	28
Rosetta Resources Inc (a)	12,769	318	American Campus Communities Inc	8,090	228
Stone Energy Corp (a)	25,400	414	American Capital Agency Corp	1,660	46
Swift Energy Co (a)	7,847	284	Anworth Mortgage Asset Corp	26,841	180
Vaalco Energy Inc (a)	19,664	110	Ashford Hospitality Trust Inc (a)	32,563	303
Vantage Drilling Co (a)	12,014	22	Associated Estates Realty Corp	12,842	180
Venoco Inc (a)	1,916	29	BioMed Realty Trust Inc	34,939	647
Western Refining Inc (a)	26,100	140	Brandywine Realty Trust	4,600	59
	$ 4,036		CapLease Inc	11,900	69
Oil & Gas Services - 1.30%			Capstead Mortgage Corp	6,120	69
Allis-Chalmers Energy Inc (a)	9,158	37	CBL & Associates Properties Inc	45,392	663
Bolt Technology Corp (a)	3,705	41	Cedar Shopping Centers Inc	5,855	46
Boots & Coots Inc (a)	12,296	36	Chesapeake Lodging Trust (a)	1,056	20
Cal Dive International Inc (a)	45,292	297	Colonial Properties Trust	17,354	274
Complete Production Services Inc (a)	12,753	193	Corporate Office Properties Trust SBI MD	3,763	152
Dawson Geophysical Co (a)	1,233	36	Cousins Properties Inc	6,551	53
Geokinetics Inc (a)	427	4	DCT Industrial Trust Inc	50,965	268
Global Geophysical Services Inc (a)	6,800	79	Developers Diversified Realty Corp	32,984	406
See accompanying notes			417

Schedule of Investments
SmallCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
DiamondRock Hospitality Co	27,757 $	305	Books-A-Million Inc	996 $	7
Douglas Emmett Inc	1,784	30	Brown Shoe Co Inc	9,438	178
DuPont Fabros Technology Inc	8,745	194	Buckle Inc/The	331	12
Dynex Capital Inc	1,865	17	Cabela's Inc (a)	16,681	303
EastGroup Properties Inc	4,296	176	Casey's General Stores Inc	2,040	79
Education Realty Trust Inc	14,558	103	Cash America International Inc	20,039	743
Entertainment Properties Trust	13,773	602	Cato Corp/The	3,328	79
Equity Lifestyle Properties Inc	6,547	363	CEC Entertainment Inc (a)	6,071	237
Equity One Inc	3,321	64	Charming Shoppes Inc (a)	11,056	63
Extra Space Storage Inc	14,504	218	Collective Brands Inc (a)	10,888	256
FelCor Lodging Trust Inc (a)	5,673	46	Cracker Barrel Old Country Store Inc	901	45
First Industrial Realty Trust Inc (a)	59,862	478	Dillard's Inc	34,566	971
First Potomac Realty Trust	11,105	180	Domino's Pizza Inc (a)	27,715	427
Franklin Street Properties Corp	6,841	101	Dress Barn Inc (a)	14,147	391
Gladstone Commercial Corp	1,327	22	DSW Inc (a)	9,161	277
Glimcher Realty Trust	32,856	224	Einstein Noah Restaurant Group Inc (a)	66	1
Government Properties Income Trust	1,566	42	Finish Line Inc/The	24,400	393
Hatteras Financial Corp	3,213	86	Fred's Inc	2,837	40
Healthcare Realty Trust Inc	6,118	148	Frisch's Restaurants Inc	284	6
Hersha Hospitality Trust	13,123	75	Gaiam Inc	2,503	23
Highwoods Properties Inc	8,514	272	Genesco Inc (a)	5,824	194
Home Properties Inc	5,165	257	Group 1 Automotive Inc (a)	2,466	77
HRPT Properties Trust	25,400	199	Gymboree Corp (a)	3,227	158
Inland Real Estate Corp	15,778	149	Haverty Furniture Cos Inc	2,771	45
Invesco Mortgage Capital Inc	6,375	131	HOT Topic Inc	2,771	21
Investors Real Estate Trust	6,074	53	Jo-Ann Stores Inc (a)	10,703	472
iStar Financial Inc (a)	32,025	215	JOS A Bank Clothiers Inc (a)	4,589	279
Kilroy Realty Corp	4,412	155	Lithia Motors Inc (a)	11,900	95
LaSalle Hotel Properties	25,700	677	McCormick & Schmick's Seafood Restaurants Inc	2,058	20
Lexington Realty Trust	70,637	499	(a)
LTC Properties Inc	10,088	282	Men's Wearhouse Inc	5,076	120
Medical Properties Trust Inc	25,108	252	O'Charleys Inc (a)	5,121	49
MFA Mortgage Investments Inc	80,586	573	OfficeMax Inc (a)	3,281	62
Mid-America Apartment Communities Inc	4,823	266	Pacific Sunwear Of California (a)	5,789	29
Mission West Properties Inc	2,771	20	Papa John's International Inc (a)	616	17
Monmouth Real Estate Investment Corp	3,369	26	PC Connection Inc (a)	1,461	10
National Health Investors Inc	4,514	183	PC Mall Inc (a)	1,186	6
National Retail Properties Inc	35,782	842	PEP Boys-Manny Moe & Jack	4,318	54
NorthStar Realty Finance Corp	29,793	141	Pier 1 Imports Inc (a)	11,815	98
Omega Healthcare Investors Inc	26,573	532	Regis Corp	5,883	112
Parkway Properties Inc/Md	17,478	344	Retail Ventures Inc (a)	3,891	42
Pennsylvania Real Estate Investment Trust	28,098	443	Ruby Tuesday Inc (a)	27,529	308
Post Properties Inc	4,270	110	Rue21 Inc (a)	569	18
PS Business Parks Inc	6,229	374	Rush Enterprises Inc - Class A (a)	4,582	74
Ramco-Gershenson Properties Trust	6,900	86	Ruth's Hospitality Group Inc (a)	6,587	36
Redwood Trust Inc	5,978	100	Saks Inc (a)	41,337	403
Resource Capital Corp	11,789	84	Sally Beauty Holdings Inc (a)	7,259	69
Saul Centers Inc	3,069	121	Shoe Carnival Inc (a)	1,375	38
Senior Housing Properties Trust	21,194	476	Sonic Automotive Inc (a)	27,759	296
Sovran Self Storage Inc	2,800	103	Sonic Corp (a)	806	9
Starwood Property Trust Inc	3,748	71	Sport Supply Group Inc	2,957	40
Strategic Hotels & Resorts Inc (a)	73,463	472	Stage Stores Inc	9,790	149
Sun Communities Inc	7,175	208	Stein Mart Inc (a)	6,137	58
Sunstone Hotel Investors Inc (a)	21,248	271	Steinway Musical Instruments Inc (a)	1,036	20
Tanger Factory Outlet Centers	1,944	81	Systemax Inc	1,108	26
UMH Properties Inc	1,091	10	Tuesday Morning Corp (a)	4,650	26
Universal Health Realty Income Trust	806	27	Vitamin Shoppe Inc (a)	759	19
Urstadt Biddle Properties Inc	4,865	82	West Marine Inc (a)	2,266	27
U-Store-It Trust	21,913	189	World Fuel Services Corp	8,454	240
Walter Investment Management Corp	2,040	37		$ 8,994
Washington Real Estate Investment Trust	5,313	167	Savings & Loans - 1.36%
	$ 16,838		Astoria Financial Corp	8,682	140
Retail - 5.55%			BankFinancial Corp	3,322	32
99 Cents Only Stores (a)	854	13	Berkshire Hills Bancorp Inc	2,093	44
AFC Enterprises Inc (a)	3,559	39	Brookline Bancorp Inc	22,205	244
America's Car-Mart Inc (a)	616	16	Brooklyn Federal Bancorp Inc	237	2
AnnTaylor Stores Corp (a)	6,025	131	Cheviot Financial Corp	332	3
Asbury Automotive Group Inc (a)	16,272	253	Clifton Savings Bancorp Inc	1,309	13
Biglari Holdings Inc (a)	104	41	Danvers Bancorp Inc	3,160	52
Bob Evans Farms Inc	3,131	97	Dime Community Bancshares	11,936	152
Bon-Ton Stores Inc/The (a)	3,300	57	ESB Financial Corp	1,423	20

See accompanying notes

418

Schedule of Investments
SmallCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Savings & Loans (continued)			Software (continued)
ESSA Bancorp Inc	2,367 $	30	Digi International Inc (a)	2,466 $	27
First Defiance Financial Corp	2,560	34	Double-Take Software Inc (a)	237	3
First Financial Holdings Inc	530	7	DynaVox Inc (a)	4,300	61
First Niagara Financial Group Inc	19,612	273	Epicor Software Corp (a)	4,696	43
Flushing Financial Corp	12,325	168	Fair Isaac Corp	4,887	103
Fox Chase Bancorp Inc (a)	854	10	Global Defense Technology & Systems Inc (a)	3,778	53
Home Bancorp Inc (a)	1,375	19	infoGROUP Inc (a)	2,420	20
Investors Bancorp Inc (a)	4,364	61	Innerworkings Inc (a)	663	4
Kearny Financial Corp	2,277	23	JDA Software Group Inc (a)	9,295	269
Meridian Interstate Bancorp Inc (a)	1,511	17	Lawson Software Inc (a)	8,113	63
NASB Financial Inc	522	13	Mantech International Corp (a)	1,954	88
NewAlliance Bancshares Inc	10,866	142	MicroStrategy Inc (a)	231	17
Northfield Bancorp Inc	3,004	44	Monotype Imaging Holdings Inc (a)	3,369	35
Northwest Bancshares Inc	11,438	143	Omnicell Inc (a)	725	9
OceanFirst Financial Corp	4,365	57	Pervasive Software Inc (a)	2,417	12
Provident Financial Services Inc	14,101	185	Progress Software Corp (a)	3,182	103
Provident New York Bancorp	3,511	36	Quest Software Inc (a)	8,840	155
Prudential Bancorp Inc of Pennsylvania	125	1	Schawk Inc	2,325	44
Rockville Financial Inc	1,309	16	Seachange International Inc (a)	2,417	20
Roma Financial Corp	756	9	SS&C Technologies Holdings Inc (a)	1,500	25
Territorial Bancorp Inc	1,707	32	Sybase Inc (a)	4,743	206
United Community Financial Corp/OH (a)	1,790	4	SYNNEX Corp (a)	8,923	245
United Financial Bancorp Inc	2,135	30	Take-Two Interactive Software Inc (a)	26,000	283
Westfield Financial Inc	4,840	44	VeriFone Holdings Inc (a)	5,800	110
WSFS Financial Corp	2,471	104		$ 2,602
	$ 2,204		Storage & Warehousing - 0.03%
Semiconductors - 2.20%			Mobile Mini Inc (a)	2,657	44
Actel Corp (a)	2,849	44
Alpha & Omega Semiconductor Ltd (a)	3,600	65	Telecommunications - 2.16%
Amkor Technology Inc (a)	11,841	89	Adaptec Inc (a)	13,632	42
ATMI Inc (a)	1,945	35	ADC Telecommunications Inc (a)	8,018	64
Brooks Automation Inc (a)	5,693	55	ADTRAN Inc	1,281	34
Cabot Microelectronics Corp (a)	2,183	84	Anaren Inc (a)	237	4
Ceva Inc (a)	427	5	Anixter International Inc (a)	2,609	137
Cohu Inc	2,420	39	Arris Group Inc (a)	36,316	446
Cypress Semiconductor Corp (a)	10,800	139	Atlantic Tele-Network Inc	906	50
DSP Group Inc (a)	8,518	69	Aviat Networks Inc (a)	9,169	59
Emulex Corp (a)	1,007	12	Black Box Corp	4,687	146
Entegris Inc (a)	32,399	201	Calix Inc (a)	700	8
Fairchild Semiconductor International Inc (a)	18,000	202	Cincinnati Bell Inc (a)	16,323	55
GSI Technology Inc (a)	2,922	19	Communications Systems Inc	956	12
Integrated Silicon Solution Inc (a)	6,500	80	Consolidated Communications Holdings Inc	24,955	463
IXYS Corp (a)	616	6	CPI International Inc (a)	2,506	34
Lattice Semiconductor Corp (a)	30,763	163	EchoStar Holding Corp (a)	5,500	106
MaxLinear Inc (a)	2,600	44	EMS Technologies Inc (a)	427	7
Micrel Inc	4,175	49	Extreme Networks (a)	13,808	46
MKS Instruments Inc (a)	16,651	378	GeoEye Inc (a)	142	4
Omnivision Technologies Inc (a)	5,171	91	Global Crossing Ltd (a)	663	10
Pericom Semiconductor Corp (a)	3,939	46	Globecomm Systems Inc (a)	3,226	25
Photronics Inc (a)	25,215	137	Iowa Telecommunications Services Inc	2,751	46
PMC - Sierra Inc (a)	17,202	152	Knology Inc (a)	2,990	39
Semtech Corp (a)	3,871	70	MasTec Inc (a)	10,255	129
Sigma Designs Inc (a)	17,276	204	Meru Networks Inc (a)	5,400	94
Skyworks Solutions Inc (a)	29,587	498	Netgear Inc (a)	2,610	71
Standard Microsystems Corp (a)	1,423	37	Oplink Communications Inc (a)	5,254	79
TriQuint Semiconductor Inc (a)	24,894	188	Plantronics Inc	12,151	404
Veeco Instruments Inc (a)	4,471	197	Polycom Inc (a)	6,210	202
Zoran Corp (a)	15,946	155	Powerwave Technologies Inc (a)	20,763	37
	$ 3,553		Preformed Line Products Co	47	1
Shipbuilding - 0.01%			Premiere Global Services Inc (a)	11,089	104
Todd Shipyards Corp	905	14	RF Micro Devices Inc (a)	10,123	57
			Sonus Networks Inc (a)	18,220	47
Software - 1.60%			SureWest Communications (a)	2,266	19
Acxiom Corp (a)	1,914	37	Sycamore Networks Inc	1,707	34
American Software Inc/Georgia	284	2	Symmetricom Inc (a)	10,703	71
Aspen Technology Inc (a)	14,826	175	Syniverse Holdings Inc (a)	4,955	100
Avid Technology Inc (a)	2,325	34	Tekelec (a)	10,523	191
Bowne & Co Inc	3,420	38	USA Mobility Inc (a)	332	5
China Information Security Technology Inc (a)	569	3		$ 3,482
CSG Systems International Inc (a)	13,844	314	Textiles - 0.11%
Deltek Inc (a)	142	1	G&K Services Inc	1,897	52

See accompanying notes

419

Schedule of Investments
SmallCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Textiles (continued)				Amount
Unifirst Corp/MA	2,686 $	131	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
		$ 183	Banks (continued)
Toys, Games & Hobbies - 0.24%			Investment in Joint Trading Account; Morgan	$ 2,778	$ 2,779
Jakks Pacific Inc (a)	17,753	271	Stanley Repurchase Agreement; 0.18% dated
RC2 Corp (a)	6,083	112	04/30/10 maturing 05/03/10 (collateralized by
		$ 383	Sovereign Agency Issues; $2,833,888; 0.00%
Transportation - 1.89%			- 5.85%; dated 03/03/10 - 02/19/25)
Air Transport Services Group Inc (a)	3,321	18			$ 10,142
American Commercial Lines Inc (a)	1,410	29	TOTAL REPURCHASE AGREEMENTS		$ 10,142
Arkansas Best Corp	6,010	183	Total Investments		$ 161,191
Atlas Air Worldwide Holdings Inc (a)	10,210	565	Other Assets in Excess of Liabilities, Net -
Bristow Group Inc (a)	3,654	141	0.39%		$ 626
DHT Holdings Inc	13,211	62	TOTAL NET ASSETS - 100.00%		$ 161,817
Dynamex Inc (a)	427	8
Eagle Bulk Shipping Inc (a)	5,455	32
Forward Air Corp	1,327	37	(a) Non-Income Producing Security
Genco Shipping & Trading Ltd (a)	2,609	60
General Maritime Corp	4,935	40
Golar LNG Ltd (a)	1,813	24
Gulfmark Offshore Inc (a)	13,557	467	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Heartland Express Inc	8,792	146	cost of investments held as of the period end were as follows:
Horizon Lines Inc	23,537	129
HUB Group Inc (a)	1,992	64
			Unrealized Appreciation		$ 23,063
International Shipholding Corp	2,300	70	Unrealized Depreciation		(6,204)
Knight Transportation Inc	1,100	23	Net Unrealized Appreciation (Depreciation)		$ 16,859
Knightsbridge Tankers Ltd	7,235	136	Cost for federal income tax purposes		$ 144,332
Marten Transport Ltd (a)	3,887	85
			All dollar amounts are shown in thousands (000's)
Nordic American Tanker Shipping Ltd	6,017	188
Old Dominion Freight Line Inc (a)	2,040	73
Pacer International Inc (a)	14,747	98	Portfolio Summary (unaudited)
PHI Inc (a)	956	20	Sector		Percent
Ship Finance International Ltd	8,510	169	Financial		37 .00%

TBS International PLC (a)	7,800	63	Industrial		14 .53%
Werner Enterprises Inc	3,783	85	Consumer, Non-cyclical		12 .33%

YRC Worldwide Inc (a)	92,446	51	Consumer, Cyclical		12 .14%
			Basic Materials		5 .22%
		$ 3,066	Utilities		5 .15%
Trucking & Leasing - 0.18%			Technology		5 .09%
Aircastle Ltd	16,936	203	Energy		4 .06%
Amerco Inc (a)	901	56
			Communications		4 .04%
TAL International Group Inc	1,447	38	Exchange Traded Funds		0 .03%
		$ 297	Diversified		0 .02%
Water - 0.22%			Other Assets in Excess of Liabilities, Net		0 .39%
American States Water Co	3,504	131	TOTAL NET ASSETS		100.00%
California Water Service Group	4,000	155
Pico Holdings Inc (a)	1,233	44
			Other Assets Summary (unaudited)
SJW Corp	1,138	31	Asset Type		Percent
		$ 361	Futures		6 .72%
TOTAL COMMON STOCKS		$ 151,049
	Maturity
	Amount
REPURCHASE AGREEMENTS - 6.27%	(000's)	Value (000's)
Banks - 6.27%
Investment in Joint Trading Account; Bank of	$ 2,778	$ 2,778
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$2,833,887; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	1,807	1,807
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,843,293; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	2,778	2,778
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $2,833,887; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)

See accompanying notes

420

Schedule of Investments
SmallCap Value Fund I
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	152 $	10,590	$ 10,876	$ 286
					$ 286
All dollar amounts are shown in thousands (000's)

See accompanying notes

421

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS - 91.30%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.07%			Automobile Manufacturers - 0.07%
Harte-Hanks Inc	25,476 $	367	Oshkosh Corp (a)	12,672 $	489
inVentiv Health Inc (a)	5,403	125	Wabash National Corp (a)	8,600	84
Marchex Inc	4,450	23		$ 573
Valuevision Media Inc (a)	16,521	51	Automobile Parts & Equipment - 1.88%
	$ 566		American Axle & Manufacturing Holdings Inc (a)	33,443	361
Aerospace & Defense - 1.38%			ArvinMeritor Inc (a)	47,285	724
AAR Corp (a)	47,957	1,169	ATC Technology Corp/IL (a)	1,945	40
Allied Defense Group Inc/The (a)	2,055	11	Autoliv Inc (a)	55,759	3,053
Arotech Corp (a)	9,039	16	Commercial Vehicle Group Inc (a)	15,940	149
Astronics Corp (a)	487	7	Dana Holding Corp (a)	225,633	3,015
BE Aerospace Inc (a)	9,000	267	Dorman Products Inc (a)	10,101	256
CPI Aerostructures Inc (a)	328	3	Exide Technologies (a)	35,626	212
Cubic Corp	4,974	185	Federal Mogul Corp (a)	33,485	637
Curtiss-Wright Corp	10,996	392	Miller Industries Inc/TN	15,995	229
Ducommun Inc	18,232	417	Modine Manufacturing Co (a)	50,822	712
Esterline Technologies Corp (a)	40,576	2,264	Motorcar Parts of America Inc (a)	5,963	37
GenCorp Inc (a)	34,634	216	Spartan Motors Inc	37,788	233
Herley Industries Inc (a)	19,184	281	Standard Motor Products Inc	16,051	171
Kaman Corp	10,504	288	Superior Industries International Inc	40,375	680
LMI Aerospace Inc (a)	8,053	139	Supreme Industries Inc (a)	4,647	13
Moog Inc (a)	30,613	1,138	Tenneco Inc (a)	101,107	2,605
SIFCO Industries Inc	769	11	Titan International Inc	62,556	776
Teledyne Technologies Inc (a)	5,978	261	TRW Automotive Holdings Corp (a)	15,761	508
TransDigm Group Inc	31,782	1,756		$ 14,411
Triumph Group Inc	22,484	1,744	Banks - 7.25%
	$ 10,565		1st Source Corp	27,781	531
Agriculture - 0.42%			Alliance Financial Corp/NY	1,488	45
Alliance One International Inc (a)	63,667	324	American National Bankshares Inc	2,287	50
Andersons Inc/The	13,283	480	Ameris Bancorp	11,051	123
Griffin Land & Nurseries Inc	472	14	AmeriServ Financial Inc (a)	22,099	49
MGP Ingredients Inc (a)	9,186	71	Ames National Corp	1,370	26
Universal Corp/VA	35,522	1,839	Arrow Financial Corp	1,370	38
Vector Group Ltd	29,579	485	Associated Banc-Corp	181,375	2,635
	$ 3,213		Auburn National Bancorporation Inc	780	16
Airlines - 0.80%			Bancfirst Corp	2,413	106
AirTran Holdings Inc (a)	20,213	107	Banco Latinoamericano de Comercio Exterior SA	6,783	96
Alaska Air Group Inc (a)	25,633	1,061	Bancorp Inc/DE (a)	18,894	168
ExpressJet Holdings Inc (a)	14,284	57	Bancorp Rhode Island Inc	1,370	39
JetBlue Airways Corp (a)	356,908	1,995	BancTrust Financial Group Inc	8,602	53
MAIR Holdings Inc (a),(b),(c)	16,800	—	Bank Mutual Corp	51,971	370
Pinnacle Airlines Corp (a)	6,410	47	Bank of Florida Corp (a)	6,269	7
Republic Airways Holdings Inc (a)	46,325	291	Bank of Florida Corp - Rights (a),(c)	18,807	4
Skywest Inc	112,201	1,681	Bank of Granite Corp (a)	4,030	7
UAL Corp (a)	14,491	312	Bank of Hawaii Corp	39,350	2,081
US Airways Group Inc (a)	79,219	560	Bank of Kentucky Financial Corp	979	19
	$ 6,111		Bank of Marin Bancorp	387	13
Apparel - 2.30%			Bank of the Ozarks Inc	2,975	114
Carter's Inc (a)	90,450	2,914	Banner Corp	40,522	230
Columbia Sportswear Co	7,006	389	Bar Harbor Bankshares	1,379	41
CROCS Inc (a)	13,338	129	Boston Private Financial Holdings Inc	117,129	929
Delta Apparel Inc (a)	5,194	87	Bridge Bancorp Inc	389	9
G-III Apparel Group Ltd (a)	4,796	137	Bryn Mawr Bank Corp	2,173	40
Hanesbrands Inc (a)	136,682	3,891	Cadence Financial Corp (a)	5,692	17
Iconix Brand Group Inc (a)	57,792	998	Camden National Corp	2,874	103
Jones Apparel Group Inc	119,108	2,592	Capital City Bank Group Inc	4,273	75
K-Swiss Inc (a)	9,415	117	CapitalSource Inc	153,700	918
Lacrosse Footwear Inc	986	18	Capitol Bancorp Ltd (a)	11,611	28
Lakeland Industries Inc (a)	4,532	40	Cardinal Financial Corp	13,064	143
Oxford Industries Inc	9,331	202	Cascade Financial Corp (a)	1,365	3
Perry Ellis International Inc (a)	17,651	426	Cathay General Bancorp	82,565	1,022
Quiksilver Inc (a)	130,369	695	Center Bancorp Inc	5,774	48
Rocky Brands Inc (a)	3,672	36	Center Financial Corp (a)	17,689	119
Skechers U.S.A. Inc (a)	26,755	1,025	Central Bancorp Inc/MA	538	5
Superior Uniform Group Inc	3,314	34	Central Pacific Financial Corp (a)	22,639	49
Tandy Brands Accessories Inc (a)	5,373	22	Century Bancorp Inc/MA	1,379	27
Timberland Co/The (a)	3,910	84	Chemical Financial Corp	23,449	556
Unifi Inc (a)	101,828	390	Citizens Holding Co	1,141	29
Wolverine World Wide Inc	108,719	3,328	Citizens Republic Bancorp Inc (a)	203,424	255
	$ 17,554		City Holding Co	3,563	125
			CNB Financial Corp/PA	1,714	27
			CoBiz Financial Inc	8,240	59

See accompanying notes

422

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Banks (continued)
Columbia Banking System Inc	13,915 $	313	Norwood Financial Corp	584 $	16
Community Bank System Inc	25,594	631	Ohio Valley Banc Corp	1,488	31
Community Trust Bancorp Inc	3,678	110	Old National Bancorp/IN	42,668	572
Crescent Financial Corp (a)	3,633	13	Old Point Financial Corp	680	10
CVB Financial Corp	48,980	539	Old Second Bancorp Inc	15,048	86
Dearborn Bancorp Inc (a)	3,950	12	OmniAmerican Bancorp Inc (a)	3,889	46
Eagle Bancorp Inc (a)	5,749	72	Oriental Financial Group Inc	23,896	400
East West Bancorp Inc	95,481	1,870	Orrstown Financial Services Inc	1,025	26
Encore Bancshares Inc (a)	2,036	21	Pacific Capital Bancorp NA (a)	5,417	9
Enterprise Bancorp Inc/MA	2,061	26	Pacific Continental Corp	4,905	57
Enterprise Financial Services Corp	236	2	Pacific Mercantile Bancorp (a)	3,550	18
Farmers Capital Bank Corp	627	5	PacWest Bancorp	5,749	138
Fidelity Southern Corp (a)	3,458	31	Park National Corp	2,529	173
Financial Institutions Inc	6,334	101	Patriot National Bancorp Inc (a)	2,329	5
First Bancorp Inc/ME	3,333	53	Penns Woods Bancorp Inc	490	16
First BanCorp/Puerto Rico	149,261	316	Peoples Bancorp Inc/OH	11,232	194
First Bancorp/Troy NC	12,151	199	Peoples Financial Corp/MS	1,178	19
First Busey Corp	13,181	67	Pinnacle Financial Partners Inc (a)	28,633	437
First Commonwealth Financial Corp	119,153	780	Porter Bancorp Inc	880	12
First Community Bancshares Inc/VA	8,399	140	Preferred Bank/Los Angeles CA (a)	2,491	5
First Financial Bancorp	26,802	512	Premier Financial Bancorp Inc	627	6
First Financial Bankshares Inc	7,815	418	PrivateBancorp Inc	7,169	103
First Financial Corp/IN	2,862	83	Prosperity Bancshares Inc	75,932	2,978
First Mariner Bancorp Inc (a)	2,150	4	Renasant Corp	18,424	304
First Merchants Corp	10,749	94	Republic Bancorp Inc/KY	3,201	77
First Midwest Bancorp Inc/IL	85,107	1,293	Republic First Bancorp Inc (a)	247	1
First of Long Island Corp/The	1,714	44	S&T Bancorp Inc	21,075	507
First Regional Bancorp/Los Angeles CA (a)	4,482	—	Sandy Spring Bancorp Inc	14,937	260
First Security Group Inc/TN	4,926	14	SCBT Financial Corp	2,760	110
First South Bancorp Inc/Washington NC	3,103	43	Seacoast Banking Corp of Florida (a)	8,866	19
First State Bancorporation/NM (a)	7,881	6	Shore Bancshares Inc	3,219	45
FirstMerit Corp	135,469	3,183	Sierra Bancorp	3,966	50
FNB Corp/PA	156,850	1,461	Signature Bank/New York NY (a)	2,988	121
FNB United Corp	4,030	7	Simmons First National Corp	7,359	206
Fulton Financial Corp	26,181	275	South Financial Group Inc/The	24,249	19
German American Bancorp Inc	4,975	80	Southern Community Financial Corp/NC (a)	13,075	36
Glacier Bancorp Inc	42,722	790	Southern Connecticut Bancorp Inc (a)	896	6
Great Southern Bancorp Inc	2,862	70	Southside Bancshares Inc	3,963	86
Green Bankshares Inc (a)	4,448	56	Southwest Bancorp Inc/Stillwater OK	15,785	231
Guaranty Bancorp (a)	41,548	65	State Bancorp Inc/NY	6,218	62
Hampton Roads Bankshares Inc	6,402	18	StellarOne Corp	8,691	130
Hancock Holding Co	16,339	668	Sterling Bancorp/NY	18,060	193
Hanmi Financial Corp (a)	31,901	95	Sterling Bancshares Inc/TX	48,166	283
Heartland Financial USA Inc	1,371	26	Sterling Financial Corp/WA (a)	27,497	24
Heritage Commerce Corp (a)	4,926	27	Suffolk Bancorp	1,146	36
Home Bancshares Inc/AR	4,369	123	Sun Bancorp Inc/NJ (a)	22,902	124
Horizon Financial Corp (a)	2,100	—	Superior Bancorp (a)	7,009	25
Iberiabank Corp	6,437	397	Susquehanna Bancshares Inc	169,495	1,848
Independent Bank Corp/MI	9,045	10	SVB Financial Group (a)	15,688	772
Independent Bank Corp/Rockland MA	5,639	146	SY Bancorp Inc	2,516	60
Integra Bank Corp	9,851	12	Synovus Financial Corp	90,000	271
International Bancshares Corp	55,852	1,349	Taylor Capital Group Inc (a)	10,825	148
Intervest Bancshares Corp (a)	1,852	12	Texas Capital Bancshares Inc (a)	7,933	158
Lakeland Bancorp Inc	12,379	130	TIB Financial Corp (a)	1,393	1
Lakeland Financial Corp	6,022	126	Tompkins Financial Corp	2,184	89
LNB Bancorp Inc	1,971	11	Tower Bancorp Inc	1,838	47
M&T Bank Corp	2,147	188	TowneBank/Portsmouth VA	6,841	109
Macatawa Bank Corp (a)	7,447	15	Trico Bancshares	5,289	101
MainSource Financial Group Inc	13,169	107	Trustco Bank Corp NY	67,248	447
MB Financial Inc	47,812	1,171	Trustmark Corp	27,689	678
MBT Financial Corp	6,090	18	UMB Financial Corp	12,033	507
Merchants Bancshares Inc	1,828	43	Umpqua Holdings Corp	157,099	2,347
Midsouth Bancorp Inc	2,529	41	Union First Market Bankshares Corp	11,912	200
Nara Bancorp Inc (a)	15,136	137	United Bankshares Inc	20,051	582
National Bankshares Inc	2,643	72	United Community Banks Inc/GA (a)	71,037	415
National Penn Bancshares Inc	219,908	1,610	United Security Bancshares/Thomasville AL	2,287	36
NBT Bancorp Inc	19,665	481	Univest Corp of Pennsylvania	4,006	78
NewBridge Bancorp (a)	7,854	37	Virginia Commerce Bancorp Inc (a)	2,918	21
North Valley Bancorp (a)	700	2	Washington Banking Co	6,810	98
Northeast Bancorp	806	10	Washington Trust Bancorp Inc	5,289	96
Northrim BanCorp Inc	2,399	41	Webster Financial Corp	113,849	2,360

See accompanying notes

423

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Chemicals (continued)
WesBanco Inc	18,992 $	366	Quaker Chemical Corp	2,683 $	84
West Bancorporation Inc (a)	5,864	48	Rockwood Holdings Inc (a)	24,466	733
West Coast Bancorp/OR	1,915	7	Sensient Technologies Corp	119,013	3,752
Westamerica Bancorporation	9,248	543	ShengdaTech Inc (a)	10,664	73
Western Alliance Bancorp (a)	65,356	569	Solutia Inc (a)	45,074	793
Whitney Holding Corp/LA	32,137	440	Spartech Corp (a)	39,742	566
Wilber Corp	1,856	13	Stepan Co	192	14
Wilmington Trust Corp	17,703	307	Westlake Chemical Corp	49,472	1,389
Wilshire Bancorp Inc	11,770	128	WR Grace & Co (a)	35,940	1,039
Wintrust Financial Corp	24,095	899	Zoltek Cos Inc (a)	14,384	142
Yadkin Valley Financial Corp	5,606	26		$ 19,332
	$ 55,496		Coal - 0.31%
Beverages - 0.02%			Cloud Peak Energy Inc (a)	15,575	249
Craft Brewers Alliance Inc (a)	9,552	24	International Coal Group Inc (a)	216,939	1,143
Heckmann Corp (a)	18,974	114	Patriot Coal Corp (a)	47,433	934
National Beverage Corp	1,767	20	Westmoreland Coal Co (a)	2,950	42
	$ 158			$ 2,368
Biotechnology - 0.24%			Commercial Services - 4.00%
American Oriental Bioengineering Inc (a)	14,834	60	Aaron's Inc	121,895	2,751
Cambrex Corp (a)	686	3	ABM Industries Inc	8,740	188
Celera Corp (a)	88,817	664	Advance America Cash Advance Centers Inc	1,472	9
Celldex Therapeutics Inc (a)	2,493	20	Albany Molecular Research Inc (a)	26,956	216
Harvard Bioscience Inc (a)	392	2	American Reprographics Co (a)	21,145	211
Human Genome Sciences Inc (a)	7,600	210	Asset Acceptance Capital Corp (a)	3,448	25
Lexicon Pharmaceuticals Inc (a)	18,053	29	Avalon Holdings Corp (a)	3,917	12
Martek Biosciences Corp (a)	26,864	592	Avis Budget Group Inc (a)	151,490	2,290
Maxygen Inc (a)	600	4	Barrett Business Services Inc	3,695	57
Medicines Co/The (a)	11,164	82	Cardtronics Inc (a)	1,073	15
RTI Biologics Inc (a)	33,216	127	Carriage Services Inc (a)	21,003	104
SuperGen Inc (a)	8,049	24	CDI Corp	25,384	442
	$ 1,817		Cenveo Inc (a)	45,788	392
Building Materials - 1.29%			Champion Industries Inc/WV (a)	10,371	18
Apogee Enterprises Inc	36,138	497	Collectors Universe	3,010	42
Armstrong World Industries Inc (a)	9,184	400	Consolidated Graphics Inc (a)	6,794	285
Builders FirstSource Inc (a)	14,172	54	Convergys Corp (a)	125,152	1,582
Comfort Systems USA Inc	9,543	135	Cornell Cos Inc (a)	23,059	634
Drew Industries Inc (a)	2,742	70	Corrections Corp of America (a)	108,025	2,238
Gibraltar Industries Inc (a)	40,691	611	CRA International Inc (a)	5,472	127
Interline Brands Inc (a)	38,974	812	Cross Country Healthcare Inc (a)	41,533	416
KSW Inc	100	—	Deluxe Corp	22,711	477
Louisiana-Pacific Corp (a)	306,830	3,608	Diamond Management & Technology Consultants	490	4
LSI Industries Inc	12,667	89	Inc
NCI Building Systems Inc (a)	6,553	90	Dollar Financial Corp (a)	1,379	32
PGT Inc (a)	8,844	27	Dollar Thrifty Automotive Group Inc (a)	34,318	1,509
Quanex Building Products Corp	5,896	112	DynCorp International Inc (a)	5,231	90
Texas Industries Inc	15,528	588	Edgewater Technology Inc (a)	10,657	34
Universal Forest Products Inc	13,688	576	Electro Rent Corp	28,415	406
USG Corp (a)	89,620	2,115	Euronet Worldwide Inc (a)	2,253	36
	$ 9,784		Franklin Covey Co (a)	5,272	42
Chemicals - 2.53%			Geo Group Inc/The (a)	3,793	81
A Schulman Inc	25,578	665	Global Cash Access Holdings Inc (a)	1,079	9
Aceto Corp	3,781	25	Great Lakes Dredge & Dock Corp	42,785	232
American Pacific Corp (a)	4,299	26	H&E Equipment Services Inc (a)	17,905	212
Arch Chemicals Inc	11,845	402	Hackett Group Inc/The (a)	17,496	49
Cabot Corp	8,239	268	Heidrick & Struggles International Inc	3,678	97
Cytec Industries Inc	8,878	427	Hill International Inc (a)	883	6
Ferro Corp (a)	50,905	556	Hudson Highland Group Inc (a)	4,585	26
Georgia Gulf Corp (a)	15,566	320	Intersections Inc (a)	12,290	65
Hawkins Inc	196	5	Jackson Hewitt Tax Service Inc (a)	13,600	23
HB Fuller Co	33,806	793	Kelly Services Inc (a)	41,599	669
Huntsman Corp	24,200	276	Kendle International Inc (a)	13,733	227
ICO Inc	12,708	109	Kforce Inc (a)	11,564	160
Innophos Holdings Inc	4,483	128	Korn/Ferry International (a)	8,970	146
Innospec Inc (a)	21,487	286	LECG Corp (a)	10,097	34
Kraton Performance Polymers Inc (a)	76,050	1,442	Live Nation Entertainment Inc (a)	79,410	1,246
Minerals Technologies Inc	8,570	495	Mace Security International Inc (a)	10,657	9
NewMarket Corp	4,205	463	Mac-Gray Corp	17,066	199
Olin Corp	39,772	835	Manpower Inc	1,716	96
OM Group Inc (a)	51,388	1,940	MAXIMUS Inc	573	35
Penford Corp (a)	5,082	47	McGrath Rentcorp	9,024	235
PolyOne Corp (a)	109,566	1,239	MedQuist Inc	3,431	32
See accompanying notes			424

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Consumer Products - 1.28%
MoneyGram International Inc (a)	52,765 $	161	ACCO Brands Corp (a)	46,157 $	421
Multi-Color Corp	1,018	13	American Greetings Corp	59,331	1,457
On Assignment Inc (a)	40,822	287	AT Cross Co (a)	1,100	5
PDI Inc (a)	14,813	134	Blyth Inc	4,616	266
Perceptron Inc (a)	1,181	6	Central Garden and Pet Co - A Shares (a)	30,395	314
PHH Corp (a)	69,356	1,574	CSS Industries Inc	12,891	258
Prospect Medical Holdings Inc (a)	1,746	12	Ennis Inc	30,925	572
RCM Technologies Inc (a)	10,898	45	Helen of Troy Ltd (a)	17,987	486
Rent-A-Center Inc/TX (a)	71,340	1,843	Jarden Corp	20,003	642
Service Corp International/US	33,013	297	Kid Brands Inc (a)	22,120	220
SFN Group Inc (a)	87,897	751	Oil-Dri Corp of America	1,940	40
Spectrum Group International Inc (a)	8,050	16	Prestige Brands Holdings Inc (a)	115,510	1,125
Standard Parking Corp (a)	2,287	39	Scotts Miracle-Gro Co/The	74,813	3,625
StarTek Inc (a)	14,688	99	Tupperware Brands Corp	6,300	322
Steiner Leisure Ltd (a)	1,830	86	WD-40 Co	1,832	65
Stewart Enterprises Inc	75,213	510		$ 9,818
Team Inc (a)	290	5	Cosmetics & Personal Care - 0.09%
Towers Watson & Co	79,342	3,809	CCA Industries Inc	400	2
Track Data Corp (a)	1,120	4	Elizabeth Arden Inc (a)	22,503	410
Tree.com Inc (a)	5,670	52	Inter Parfums Inc	4,369	76
TrueBlue Inc (a)	9,429	149	Parlux Fragrances Inc (a)	12,179	25
Tufco Technologies Inc (a)	1,165	5	Physicians Formula Holdings Inc (a)	348	1
United Rentals Inc (a)	63,587	913	Revlon Inc (a)	8,909	156
Valassis Communications Inc (a)	3,333	109		$ 670
Viad Corp	31,676	741	Distribution & Wholesale - 1.11%
Volt Information Sciences Inc (a)	24,139	303	Beacon Roofing Supply Inc (a)	2,884	64
	$ 30,535		BlueLinx Holdings Inc (a)	8,269	41
Computers - 2.14%			BMP Sunstone Corp (a)	2,414	13
3D Systems Corp (a)	1,828	28	Brightpoint Inc (a)	25,733	208
Acorn Energy Inc (a)	448	2	Chindex International Inc (a)	387	5
Agilysys Inc	25,125	273	Core-Mark Holding Co Inc (a)	14,637	447
Astro-Med Inc	7,443	57	GTSI Corp (a)	6,697	43
CACI International Inc (a)	78,946	3,745	Navarre Corp (a)	16,478	35
Ciber Inc (a)	174,104	691	Owens & Minor Inc	21,070	663
Cogo Group Inc (a)	8,739	62	Pool Corp	5,518	135
Computer Task Group Inc (a)	3,615	34	Scansource Inc (a)	13,366	373
Cray Inc (a)	3,028	20	School Specialty Inc (a)	32,081	752
Datalink Corp (a)	300	1	Titan Machinery Inc (a)	7,539	108
Dataram Corp (a)	3,977	10	United Stationers Inc (a)	5,864	359
Dynamics Research Corp (a)	5,851	84	WESCO International Inc (a)	128,201	5,208
Electronics for Imaging Inc (a)	63,134	811		$ 8,454
Fortinet Inc (a)	1,073	19	Diversified Financial Services - 1.62%
Hutchinson Technology Inc (a)	25,275	154	AmeriCredit Corp (a)	48,818	1,169
Imation Corp (a)	79,223	859	Artio Global Investors Inc	9,733	223
Insight Enterprises Inc (a)	64,648	971	Asta Funding Inc	7,334	57
Integral Systems Inc/MD (a)	2,219	19	BGC Partners Inc	9,151	60
Key Tronic Corp (a)	13,791	88	Calamos Asset Management Inc	13,824	172
Mentor Graphics Corp (a)	18,513	166	California First National Bancorp	1,570	21
Mercury Computer Systems Inc (a)	13,428	173	CompuCredit Holdings Corp	40,050	240
MICROS Systems Inc (a)	97,316	3,616	Credit Acceptance Corp (a)	192	8
MTS Systems Corp	3,793	113	Delta Financial Corp (a),(c)	18,200	—
Ness Technologies Inc (a)	14,604	94	Diamond Hill Investment Group Inc	97	8
PAR Technology Corp (a)	9,780	69	Doral Financial Corp (a)	22,810	123
Planar Systems Inc (a)	19,739	51	E*Trade Financial Corp (a)	938,143	1,576
Qualstar Corp	4,617	9	Encore Capital Group Inc (a)	7,916	182
Quantum Corp (a)	38,310	111	Epoch Holding Corp	490	6
Radisys Corp (a)	4,364	43	Evercore Partners Inc - Class A	2,529	91
Rimage Corp (a)	3,563	62	Federal Agricultural Mortgage Corp	8,015	180
SCM Microsystems Inc (a)	9,851	15	First Marblehead Corp/The (a)	40,107	141
Silicon Graphics International Corp (a)	7,084	70	Firstcity Financial Corp (a)	7,911	58
SMART Modular Technologies WWH Inc (a)	33,521	235	GAMCO Investors Inc	1,148	53
SRA International Inc (a)	122,447	2,826	International Assets Holding Corp (a)	4,678	76
Super Micro Computer Inc (a)	2,747	39	JMP Group Inc	6,621	51
SYKES Enterprises Inc (a)	2,510	57	KBW Inc (a)	4,024	120
TechTeam Global Inc (a)	4,320	27	Knight Capital Group Inc (a)	11,384	177
Tier Technologies Inc (a)	6,179	52	Marlin Business Services Corp (a)	9,232	106
Tripos Inc (a),(b),(c)	100	—	MF Global Holdings Ltd (a)	480,103	4,427
Unisys Corp (a)	23,375	655	MicroFinancial Inc	5,351	21
Virtusa Corp (a)	1,075	11	National Financial Partners Corp (a)	36,138	556
	$ 16,422		Nelnet Inc	27,147	542
			NewStar Financial Inc (a)	24,173	185

See accompanying notes

425

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Electronics (continued)
Ocwen Financial Corp (a)	18,196 $	210	Electro Scientific Industries Inc (a)	29,311 $	403
Oppenheimer Holdings Inc	3,563	104	FEI Co (a)	1,148	26
Penson Worldwide Inc (a)	4,565	43	Frequency Electronics Inc (a)	11,821	66
Piper Jaffray Cos (a)	11,636	458	ICx Technologies Inc (a)	17	—
Sanders Morris Harris Group Inc	12,111	72	IntriCon Corp (a)	448	2
Student Loan Corp	7,350	207	Keithley Instruments Inc	1,056	9
SWS Group Inc	24,239	267	L-1 Identity Solutions Inc (a)	80,908	702
Thomas Weisel Partners Group Inc (a)	10,006	79	LaBarge Inc (a)	880	11
United PanAm Financial Corp (a)	6,985	23	LeCroy Corp (a)	9,544	56
US Global Investors Inc	490	4	LoJack Corp (a)	580	2
Virtus Investment Partners Inc (a)	5,286	128	Measurement Specialties Inc (a)	13,002	214
Westwood Holdings Group Inc	196	8	MEMSIC Inc (a)	8,814	29
World Acceptance Corp (a)	4,024	142	Methode Electronics Inc	55,046	611
	$ 12,374		Newport Corp (a)	56,591	670
Electric - 1.07%			NU Horizons Electronics Corp (a)	16,385	59
Allete Inc	14,104	515	OI Corp	1,523	14
Avista Corp	21,375	462	OSI Systems Inc (a)	1,256	33
Black Hills Corp	23,765	782	Park Electrochemical Corp	2,862	87
Central Vermont Public Service Corp	4,369	95	Plexus Corp (a)	6,553	243
CH Energy Group Inc	3,388	140	Rofin-Sinar Technologies Inc (a)	4,005	106
Cleco Corp	12,923	354	Rogers Corp (a)	8,619	288
El Paso Electric Co (a)	12,075	257	Sanmina-SCI Corp (a)	11,000	196
Empire District Electric Co/The	19,441	379	Sparton Corp (a)	9,794	57
IDACORP Inc	37,187	1,341	Spectrum Control Inc (a)	18,928	263
Maine & Maritimes Corp	1,756	76	Stoneridge Inc (a)	1,017	11
MGE Energy Inc	4,943	182	Sypris Solutions Inc (a)	37,541	169
NorthWestern Corp	21,766	658	Tech Data Corp (a)	11,486	493
Otter Tail Corp	15,107	336	Technitrol Inc	36,309	196
PNM Resources Inc	61,018	830	Technology Research Corp	4,162	22
Portland General Electric Co	28,076	558	TTM Technologies Inc (a)	30,116	327
UIL Holdings Corp	19,603	569	Varian Inc (a)	5,403	280
Unisource Energy Corp	15,849	528	Vicon Industries Inc (a)	1,971	10
Unitil Corp	5,812	128	Vishay Intertechnology Inc (a)	189,488	1,973
	$ 8,190		Watts Water Technologies Inc	41,682	1,479
Electrical Components & Equipment - 0.74%			Woodward Governor Co	2,874	92
Advanced Energy Industries Inc (a)	8,982	132	X-Rite Inc (a)	13,472	44
Belden Inc	28,597	786	Zygo Corp (a)	8,148	77
C&D Technologies Inc (a)	4,488	7		$ 14,856
Encore Wire Corp	9,473	211	Energy - Alternate Sources - 0.11%
EnerSys (a)	53,462	1,383	Green Plains Renewable Energy Inc (a)	10,824	149
Espey Manufacturing & Electronics Corp	53	1	Headwaters Inc (a)	92,672	556
Evergreen Solar Inc (a)	5,700	6	Hoku Corp (a)	2,484	7
Fushi Copperweld Inc (a)	5,978	66	Ocean Power Technologies Inc (a)	7,027	48
Generac Holdings Inc (a)	4,023	61	Pacific Ethanol Inc (a)	27,002	29
GrafTech International Ltd (a)	124,657	2,102	Rex Stores Corp (a)	3,041	52
Graham Corp	1,075	19		$ 841
Insteel Industries Inc	12,836	157	Engineering & Contruction - 0.63%
Lihua International Inc (a)	392	3	Dycom Industries Inc (a)	30,947	329
Littelfuse Inc (a)	4,599	194	EMCOR Group Inc (a)	23,152	661
Magnetek Inc (a)	5,063	10	Granite Construction Inc	6,400	215
Orion Energy Systems Inc (a)	7,600	41	Insituform Technologies Inc (a)	9,545	229
Power-One Inc (a)	37,366	294	Integrated Electrical Services Inc (a)	827	5
PowerSecure International Inc (a)	14,499	163	Layne Christensen Co (a)	20,466	560
Ultralife Corp (a)	900	4	MYR Group Inc/Delaware (a)	60,375	1,083
	$ 5,640		National Technical Systems Inc	5,105	27
Electronics - 1.93%			Servidyne Inc	471	1
Allied Motion Technologies Inc (a)	200	1	Sterling Construction Co Inc (a)	5,519	97
Analogic Corp	1,743	83	Tutor Perini Corp (a)	67,023	1,626
Ballantyne Strong Inc (a)	12,093	93	VSE Corp	290	12
Bel Fuse Inc	11,234	262		$ 4,845
Benchmark Electronics Inc (a)	80,801	1,748	Entertainment - 0.89%
Blonder Tongue Laboratories (a)	1,523	2	Ascent Media Corp (a)	7,875	233
Brady Corp	23,247	799	Bluegreen Corp (a)	29,731	181
Checkpoint Systems Inc (a)	25,875	584	Carmike Cinemas Inc (a)	5,640	94
China Security & Surveillance Technology Inc (a)	2,734	16	Churchill Downs Inc	9,418	361
Coherent Inc (a)	18,748	705	Cinemark Holdings Inc	975	18
CTS Corp	68,442	719	Dover Motorsports Inc	3,447	8
Cyberoptics Corp (a)	7,092	79	Great Wolf Resorts Inc (a)	39,582	127
Cymer Inc (a)	9,924	339	International Speedway Corp	30,800	941
Daktronics Inc	1,368	11	Lakes Entertainment Inc (a)	14,149	32
DDi Corp	11,156	95	National CineMedia Inc	24,791	472
See accompanying notes			426

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Entertainment (continued)			Hand & Machine Tools (continued)
Pinnacle Entertainment Inc (a)	47,989 $	649	Franklin Electric Co Inc	5,749 $	201
Regal Entertainment Group	155,617	2,658	Hardinge Inc	7,522	75
Rick's Cabaret International Inc (a)	9,878	122	Lincoln Electric Holdings Inc	40,387	2,421
Speedway Motorsports Inc	34,603	562	LS Starrett Co	180	2
Vail Resorts Inc (a)	6,273	286	QEP Co Inc (a)	359	5
	$ 6,744		Regal-Beloit Corp	13,523	855
Environmental Control - 0.65%				$ 5,864
Casella Waste Systems Inc (a)	3,414	18	Healthcare - Products - 1.43%
Ceco Environmental Corp (a)	700	4	Allied Healthcare Products (a)	5,732	22
EnergySolutions Inc	36,456	264	Angiodynamics Inc (a)	37,852	606
Met-Pro Corp	981	10	Caliper Life Sciences Inc (a)	23,702	95
Mine Safety Appliances Co	9,646	284	Cantel Medical Corp	1,259	25
TRC Cos Inc (a)	14,328	44	Cardiac Science Corp (a)	20,597	32
Waste Connections Inc (a)	113,641	4,067	CardioNet Inc (a)	700	7
Waste Services Inc (a)	20,844	234	Conmed Corp (a)	38,907	865
WCA Waste Corp (a)	3,678	18	Cooper Cos Inc/The	51,021	1,984
	$ 4,943		CryoLife Inc (a)	785	5
Food - 1.29%			Cutera Inc (a)	10,642	123
American Italian Pasta Co (a)	2,299	90	Cynosure Inc (a)	7,100	90
B&G Foods Inc	7,904	82	Digirad Corp (a)	10,755	24
Cal-Maine Foods Inc	4,176	139	ev3 Inc (a)	18,053	346
Chiquita Brands International Inc (a)	78,554	1,182	Greatbatch Inc (a)	15,632	350
Del Monte Foods Co	22,396	334	Hanger Orthopedic Group Inc (a)	4,943	92
Diamond Foods Inc	1,370	58	HealthTronics Inc (a)	36,613	130
Dole Food Co Inc (a)	4,713	53	Invacare Corp	33,696	890
Flowers Foods Inc	7,502	198	Iridex Corp (a)	996	4
Fresh Del Monte Produce Inc (a)	59,448	1,241	LeMaitre Vascular Inc (a)	3,493	17
Great Atlantic & Pacific Tea Co (a)	29,044	234	Medical Action Industries Inc (a)	1,194	14
Hain Celestial Group Inc (a)	49,514	979	Merge Healthcare Inc (a)	12,054	30
Imperial Sugar Co	17,841	286	Misonix Inc (a)	11,445	26
Ingles Markets Inc	9,552	153	Natus Medical Inc (a)	2,759	47
John B. Sanfilippo & Son Inc (a)	17,710	266	Osteotech Inc (a)	24,298	103
M&F Worldwide Corp (a)	21,024	645	Solta Medical Inc (a)	500	1
Nash Finch Co	16,095	564	SRI/Surgical Express Inc (a)	3,941	20
Ruddick Corp	22,287	788	Symmetry Medical Inc (a)	17,123	198
Seaboard Corp	134	196	Teleflex Inc	54,878	3,365
Seneca Foods Corp (a)	6,065	199	TomoTherapy Inc (a)	27,431	107
Smart Balance Inc (a)	19,985	133	Urologix Inc (a)	6,896	9
Spartan Stores Inc	35,096	529	Vital Images Inc (a)	4,709	74
Tasty Baking Co	2,060	15	West Pharmaceutical Services Inc	31,176	1,305
TreeHouse Foods Inc (a)	7,818	331	Young Innovations Inc	487	12
Village Super Market Inc	97	3		$ 11,018
Weis Markets Inc	2,185	81	Healthcare - Services - 1.85%
Winn-Dixie Stores Inc (a)	85,041	1,072	Alliance HealthCare Services Inc (a)	686	4
	$ 9,851		Allied Healthcare International Inc (a)	75,937	214
Forest Products & Paper - 0.83%			Amedisys Inc (a)	626	36
Boise Inc (a)	113,621	782	American Dental Partners Inc (a)	14,477	186
Buckeye Technologies Inc (a)	51,389	726	American Shared Hospital Services (a)	1,075	3
Clearwater Paper Corp (a)	2,643	168	Amsurg Corp (a)	31,961	662
Domtar Corp	25,123	1,781	Assisted Living Concepts Inc (a)	12,070	424
KapStone Paper and Packaging Corp (a)	60,899	786	Brookdale Senior Living Inc (a)	303	6
Mercer International Inc (a)	25,961	143	Capital Senior Living Corp (a)	28,235	149
Neenah Paper Inc	9,436	165	Centene Corp (a)	14,640	336
PH Glatfelter Co	77,642	1,140	Continucare Corp (a)	1,374	5
Potlatch Corp	8,925	334	Dynacq Healthcare Inc (a)	172	—
Schweitzer-Mauduit International Inc	5,204	296	Five Star Quality Care Inc (a)	16,556	49
Wausau Paper Corp (a)	10,234	91	Gentiva Health Services Inc (a)	15,354	441
	$ 6,412		Healthsouth Corp (a)	9,956	204
Gas - 0.54%			Healthspring Inc (a)	107,115	1,885
Laclede Group Inc/The	5,980	204	Healthways Inc (a)	7,703	126
New Jersey Resources Corp	12,987	490	Kindred Healthcare Inc (a)	57,263	1,021
Nicor Inc	19,751	860	LifePoint Hospitals Inc (a)	34,304	1,310
Northwest Natural Gas Co	5,634	267	Magellan Health Services Inc (a)	16,138	681
Piedmont Natural Gas Co Inc	30,723	845	Medcath Corp (a)	26,567	263
South Jersey Industries Inc	5,633	254	Mednax Inc (a)	52,955	2,909
Southwest Gas Corp	18,791	584	Molina Healthcare Inc (a)	25,358	739
WGL Holdings Inc	17,614	629	National Healthcare Corp	1,755	62
			Nighthawk Radiology Holdings Inc (a)	9,020	33
	$ 4,133		NovaMed Inc (a)	19,749	64
Hand & Machine Tools - 0.77%			OCA Inc (a),(b),(c)	1,600	—
Baldor Electric Co	59,996	2,305	Odyssey HealthCare Inc (a)	6,168	128

See accompanying notes

427

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Insurance (continued)
Orchid Cellmark Inc (a)	5,015 $	10	Employers Holdings Inc	11,038 $	182
Psychiatric Solutions Inc (a)	3,909	126	Enstar Group Ltd (a)	1,379	91
RadNet Inc (a)	780	3	FBL Financial Group Inc	30,731	794
RehabCare Group Inc (a)	2,500	71	First Acceptance Corp (a)	19,254	38
Res-Care Inc (a)	12,574	146	First Mercury Financial Corp	13,161	173
Select Medical Holdings Corp (a)	8,809	77	Flagstone Reinsurance Holdings Ltd	59,729	666
Skilled Healthcare Group Inc (a)	3,851	26	FPIC Insurance Group Inc (a)	9,329	254
Sun Healthcare Group Inc (a)	39,753	356	Greenlight Capital Re Ltd (a)	7,512	193
SunLink Health Systems Inc (a)	4,000	11	Hallmark Financial Services (a)	22,346	262
Sunrise Senior Living Inc (a)	22,438	125	Hanover Insurance Group Inc/The	107,404	4,839
Triple-S Management Corp (a)	24,227	441	Harleysville Group Inc	3,333	107
US Physical Therapy Inc (a)	2,413	42	HCC Insurance Holdings Inc	113,498	3,086
WellCare Health Plans Inc (a)	25,702	736	Horace Mann Educators Corp	72,943	1,255
	$ 14,110		Independence Holding Co	8,879	71
Holding Companies - Diversified - 0.09%			Infinity Property & Casualty Corp	11,519	531
Compass Diversified Holdings	33,734	490	Investors Title Co	627	20
Harbinger Group Inc (a)	20,139	135	Maiden Holdings Ltd	39,419	295
Resource America Inc	8,955	53	Max Capital Group Ltd	47,183	1,052
	$ 678		MBIA Inc (a)	169,726	1,626
Home Builders - 0.45%			Meadowbrook Insurance Group Inc	60,531	478
Beazer Homes USA Inc (a)	94,763	622	Mercer Insurance Group Inc	6,897	127
Brookfield Homes Corp (a)	18,049	202	MGIC Investment Corp (a)	99,518	1,038
Cavco Industries Inc (a)	2,686	105	Montpelier Re Holdings Ltd ADR	130,297	2,163
Hovnanian Enterprises Inc (a)	18,524	132	National Interstate Corp	2,287	48
M/I Homes Inc (a)	14,215	222	National Security Group Inc	269	4
Meritage Homes Corp (a)	13,350	318	National Western Life Insurance Co	573	109
Orleans Homebuilders Inc (a)	7,702	2	Navigators Group Inc/The (a)	4,803	193
Palm Harbor Homes Inc (a)	8,236	24	NYMAGIC Inc	9,619	214
Ryland Group Inc	36,162	824	OneBeacon Insurance Group Ltd	10,631	172
Skyline Corp	324	8	Phoenix Cos Inc/The (a)	228,595	738
Standard Pacific Corp (a)	136,886	877	Platinum Underwriters Holdings Ltd	28,856	1,074
Winnebago Industries Inc (a)	5,378	89	PMA Capital Corp (a)	47,686	328
	$ 3,425		PMI Group Inc/The (a)	93,846	489
Home Furnishings - 0.40%			Presidential Life Corp	27,317	322
Audiovox Corp (a)	17,902	167	ProAssurance Corp (a)	10,122	617
Bassett Furniture Industries Inc (a)	6,600	40	Protective Life Corp	88,266	2,125
Cobra Electronics Corp (a)	6,755	19	Radian Group Inc	124,283	1,764
Emerson Radio Corp	7,733	16	RLI Corp	2,280	132
Ethan Allen Interiors Inc	17,265	348	Safety Insurance Group Inc	20,828	776
Flexsteel Industries	2,117	30	SeaBright Insurance Holdings Inc	35,800	390
Furniture Brands International Inc (a)	85,788	710	Selective Insurance Group Inc	46,552	778
Hooker Furniture Corp	12,035	190	State Auto Financial Corp	27,297	488
Kimball International Inc	41,251	332	Stewart Information Services Corp	9,821	112
La-Z-Boy Inc (a)	73,000	952	Tower Group Inc	41,953	967
Sealy Corp (a)	41,230	154	Unico American Corp	5,796	55
Stanley Furniture Co Inc (a)	4,691	46	United America Indemnity Ltd (a)	27,159	258
Universal Electronics Inc (a)	1,259	27	United Fire & Casualty Co	29,938	684
	$ 3,031		Unitrin Inc	50,694	1,483
			Universal American Corp/NY (a)	81,510	1,251
Housewares - 0.02%
Lifetime Brands Inc (a)	10,457	152	Universal Insurance Holdings Inc	1,570	8
			Validus Holdings Ltd	15,887	406
Insurance - 7.03%			Zenith National Insurance Corp	18,433	697
21st Century Holding Co	3,672	13		$ 53,811
Affirmative Insurance Holdings Inc (a)	6,896	32	Internet - 0.84%
Ambac Financial Group Inc (a)	60,751	92	1-800-Flowers.com Inc (a)	8,036	23
			ActivIdentity Corp (a)	27,949	82
American Equity Investment Life Holding Co	101,134	1,064	Alloy Inc (a)	10,833	84
American Physicians Capital Inc	3,333	111	Ancestry.com Inc (a)	589	12
American Physicians Service Group Inc	2,399	56	Arbinet Corp (a)	7,394	15
American Safety Insurance Holdings Ltd (a)	9,877	160	Atrinsic Inc (a)	6,388	6
Amerisafe Inc (a)	6,973	119	Digital River Inc (a)	2,747	77
Amtrust Financial Services Inc	7,358	100
Argo Group International Holdings Ltd	29,212	964	Earthlink Inc	113,092	1,020
			ePlus Inc (a)	8,662	161
Aspen Insurance Holdings Ltd	68,988	1,861	Hollywood Media Corp (a)	3,985	5
Assured Guaranty Ltd	219,059	4,720	Infospace Inc (a)	27,789	291
Baldwin & Lyons Inc	13,864	348	Internap Network Services Corp (a)	32,621	188
CNA Surety Corp (a)	39,888	669	Internet Brands Inc (a)	33,348	345
Conseco Inc (a)	876,060	5,169	Internet Capital Group Inc (a)	27,403	271
Delphi Financial Group Inc	60,804	1,672	Ipass Inc (a)	29,910	43
Donegal Group Inc	19,068	275	j2 Global Communications Inc (a)	1,372	33
Eastern Insurance Holdings Inc	7,589	78
EMC Insurance Group Inc	11,747	285	Keynote Systems Inc	7,030	77
See accompanying notes			428

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Construction & Mining - 0.02%
Lionbridge Technologies Inc (a)	9,359 $	51	Astec Industries Inc (a)	3,909 $	129
Looksmart Ltd (a)	14,346	20
ModusLink Global Solutions Inc (a)	61,847	552	Machinery - Diversified - 1.15%
Online Resources Corp (a)	4,757	22	Alamo Group Inc	14,450	340
Openwave Systems Inc (a)	24,293	54	Albany International Corp	19,876	507
PC-Tel Inc (a)	6,256	41	Altra Holdings Inc (a)	5,633	85
Perficient Inc (a)	7,778	97	Applied Industrial Technologies Inc	42,485	1,308
RealNetworks Inc (a)	104,186	432	Briggs & Stratton Corp	74,680	1,773
Reis Inc (a)	11,680	70	Chart Industries Inc (a)	8,043	185
Safeguard Scientifics Inc (a)	9,728	134	Cognex Corp	14,480	303
Shutterfly Inc (a)	4,350	102	Columbus McKinnon Corp/NY (a)	15,490	280
SonicWALL Inc (a)	39,579	401	Duoyuan Printing Inc (a)	1,768	15
support.com Inc (a)	34,712	151	DXP Enterprises Inc (a)	12,295	203
TechTarget Inc (a)	5,239	25	Gencor Industries Inc (a)	717	6
TheStreet.com Inc	17,638	67	Gerber Scientific Inc (a)	26,505	191
TIBCO Software Inc (a)	51,639	589	Gorman-Rupp Co/The	2,011	56
United Online Inc	98,571	785	Hurco Cos Inc (a)	3,096	60
US Auto Parts Network Inc (a)	3,333	31	Intevac Inc (a)	2,150	30
ValueClick Inc (a)	15,303	157	Kadant Inc (a)	17,362	347
VASCO Data Security International Inc (a)	1,858	12	Key Technology Inc (a)	1,321	18
Vitacost.com Inc (a)	2,258	20	Manitowoc Co Inc/The	10,400	146
Web.com Group Inc (a)	17,563	85	NACCO Industries Inc	5,767	501
	$ 6,631		Nordson Corp	28,541	2,050
Investment Companies - 1.93%			Robbins & Myers Inc	5,290	137
American Capital Ltd (a)	305,370	1,876	Tecumseh Products Co (a)	21,019	269
ante4 Inc (a)	6,777	22	Twin Disc Inc	7,789	110
Apollo Investment Corp	346,073	4,208		$ 8,920
Ares Capital Corp	298,986	4,742	Media - 1.28%
BlackRock Kelso Capital Corp	4,713	50	4Kids Entertainment Inc (a)	10,120	11
Fifth Street Finance Corp	182,171	2,323	AH Belo Corp (a)	18,717	159
Gladstone Investment Corp	8,180	53	Beasley Broadcasting Group Inc (a)	5,597	33
Harris & Harris Group Inc (a)	4,489	22	Belo Corp	89,910	780
Hercules Technology Growth Capital Inc	8,813	96	Courier Corp	4,795	83
Main Street Capital Corp	1,178	19	Cumulus Media Inc (a)	15,248	74
MCG Capital Corp (a)	93,172	617	EW Scripps Co (a)	51,065	559
Medallion Financial Corp	21,116	169	Fisher Communications Inc (a)	4,828	73
PennantPark Investment Corp	9,543	104	Gray Television Inc (a)	22,200	83
Prospect Capital Corp	29,969	348	Here Media Inc (a),(b),(c)	3,700	—
Solar Capital Ltd	1,743	41	Here Media Inc - Special Shares (a),(b),(c)	3,700	—
TICC Capital Corp	10,004	71	John Wiley & Sons Inc	57,712	2,439
	$ 14,761		Journal Communications Inc (a)	39,121	222
Iron & Steel - 0.04%			Lee Enterprises Inc (a)	21,200	80
Friedman Industries	3,177	19	Liberty Media Corp - Capital Series A (a)	56,686	2,510
Shiloh Industries Inc (a)	17,081	139	LIN TV Corp (a)	71,201	514
Universal Stainless & Alloy (a)	5,117	119	LodgeNet Interactive Corp (a)	2,052	14
	$ 277		McClatchy Co/The (a)	35,200	192
Leisure Products & Services - 0.42%			Media General Inc (a)	14,963	189
Aldila Inc (a)	1,259	8	Mediacom Communications Corp (a)	9,659	64
Arctic Cat Inc (a)	9,317	137	New Frontier Media Inc (a)	917	2
Brunswick Corp/DE	80,029	1,672	Outdoor Channel Holdings Inc (a)	1,508	10
Callaway Golf Co	87,698	823	Radio One Inc (a)	27,800	140
Cybex International Inc (a)	4,747	7	RHI Entertainment Inc (a)	898	—
GameTech International Inc (a)	627	1	Saga Communications Inc (a)	3,426	94
Interval Leisure Group Inc (a)	784	12	Salem Communications Corp (a)	5,196	24
Johnson Outdoors Inc (a)	5,821	74	Scholastic Corp	38,220	1,032
Life Time Fitness Inc (a)	9,198	338	Sinclair Broadcast Group Inc (a)	60,355	416
Multimedia Games Inc (a)	17,783	82	World Wrestling Entertainment Inc	1,830	33
Nautilus Inc (a)	22,836	78		$ 9,830
Universal Travel Group (a)	392	3	Metal Fabrication & Hardware - 1.35%
	$ 3,235		AM Castle & Co (a)	32,517	446
Lodging - 0.73%			Ampco-Pittsburgh Corp	1,609	41
Ameristar Casinos Inc	6,900	130	Chicago Rivet & Machine Co	269	4
Boyd Gaming Corp (a)	59,193	752	CIRCOR International Inc	5,256	181
Gaylord Entertainment Co (a)	70,809	2,390	Eastern Co/The	2,837	46
Marcus Corp	11,527	148	Hawk Corp (a)	1,713	40
Monarch Casino & Resort Inc (a)	1,913	22	Haynes International Inc	5,604	201
MTR Gaming Group Inc (a)	14,706	30	Kaydon Corp	47,454	1,976
Orient-Express Hotels Ltd (a)	138,059	1,885	Ladish Co Inc (a)	13,834	380
Red Lion Hotels Corp (a)	31,701	242	LB Foster Co (a)	4,093	121
	$ 5,599		Mueller Industries Inc	45,701	1,356
			Mueller Water Products Inc - Class A	190,770	1,068
See accompanying notes

429

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Metal Fabrication & Hardware (continued)			Oil & Gas (continued)
NN Inc (a)	12,179 $	88	Berry Petroleum Co	19,326 $	626
Northwest Pipe Co (a)	6,000	145	Bill Barrett Corp (a)	63,802	2,174
Olympic Steel Inc	4,871	155	Brigham Exploration Co (a)	9,658	188
RTI International Metals Inc (a)	48,396	1,309	Bronco Drilling Co Inc (a)	52,383	251
Valmont Industries Inc	30,180	2,514	Clayton Williams Energy Inc (a)	2,745	127
Worthington Industries Inc	12,303	196	Concho Resources Inc/Midland TX (a)	54,051	3,071
	$ 10,267		Contango Oil & Gas Co (a)	196	11
Mining - 1.22%			CVR Energy Inc (a)	32,515	276
AMCOL International Corp	3,909	112	Delek US Holdings Inc	25,261	177
Brush Engineered Materials Inc (a)	20,747	616	Double Eagle Petroleum Co (a)	4,400	21
Century Aluminum Co (a)	127,886	1,723	Energy Partners Ltd (a)	23,331	319
Coeur d'Alene Mines Corp (a)	128,153	2,297	Frontier Oil Corp	83,762	1,273
Compass Minerals International Inc	1,820	137	GeoMet Inc (a)	16,119	22
Hecla Mining Co (a)	86,805	518	Georesources Inc (a)	3,314	57
Horsehead Holding Corp (a)	10,988	131	Goodrich Petroleum Corp (a)	5,290	90
Kaiser Aluminum Corp	26,786	1,077	Gran Tierra Energy Inc (a)	50,024	303
Stillwater Mining Co (a)	9,083	154	Harvest Natural Resources Inc (a)	30,861	272
Thompson Creek Metals Co Inc (a)	114,740	1,471	Hercules Offshore Inc (a)	189,205	749
US Gold Corp (a)	29,929	102	HKN Inc (a)	4,891	15
USEC Inc (a)	163,336	980	Mariner Energy Inc (a)	66	2
	$ 9,318		Parker Drilling Co (a)	151,528	838
Miscellaneous Manufacturing - 2.50%			Penn Virginia Corp	74,863	1,911
Actuant Corp	171,769	3,939	Petroleum Development Corp (a)	24,059	563
Acuity Brands Inc	6,277	284	Petroquest Energy Inc (a)	16,800	99
American Biltrite Inc (a)	1	—	Pioneer Drilling Co (a)	99,652	731
American Railcar Industries Inc	9,416	154	Resolute Energy Corp (a)	132,750	1,776
Ameron International Corp	6,770	469	Rex Energy Corp (a)	11,037	147
AO Smith Corp	47,264	2,440	Rosetta Resources Inc (a)	31,824	792
Barnes Group Inc	10,039	209	Seahawk Drilling Inc (a)	2,900	48
Blount International Inc (a)	9,786	110	Stone Energy Corp (a)	20,020	326
Ceradyne Inc (a)	26,061	579	Swift Energy Co (a)	30,794	1,114
Chase Corp	1,659	22	Unit Corp (a)	86,940	4,153
CLARCOR Inc	11,083	419	Vantage Drilling Co (a)	107,611	194
Colfax Corp (a)	6,293	82	Venoco Inc (a)	5,268	78
Core Molding Technologies Inc (a)	344	2	Western Refining Inc (a)	56,218	302
Eastman Kodak Co (a)	154,154	943		$ 24,730
EnPro Industries Inc (a)	10,913	345	Oil & Gas Services - 2.36%
Federal Signal Corp	35,623	287	Allis-Chalmers Energy Inc (a)	134,814	543
FreightCar America Inc	11,360	325	Basic Energy Services Inc (a)	58,143	594
GP Strategies Corp (a)	5,070	41	Bolt Technology Corp (a)	1,856	20
Griffon Corp (a)	70,766	997	Boots & Coots Inc (a)	29,438	86
Hexcel Corp (a)	134,160	2,173	Cal Dive International Inc (a)	22,294	146
John Bean Technologies Corp	6,783	124	Complete Production Services Inc (a)	118,021	1,781
Koppers Holdings Inc	19,733	556	Dawson Geophysical Co (a)	8,474	248
Lydall Inc (a)	16,753	135	Exterran Holdings Inc (a)	87,503	2,551
MFRI Inc (a)	5,284	36	Geokinetics Inc (a)	2,463	22
Movado Group Inc (a)	12,491	155	Global Industries Ltd (a)	130,326	873
Myers Industries Inc	39,372	428	Gulf Island Fabrication Inc	16,332	392
NL Industries Inc	5,178	44	Helix Energy Solutions Group Inc (a)	126,143	1,839
Park-Ohio Holdings Corp (a)	3,764	48	Hornbeck Offshore Services Inc (a)	34,344	841
Polypore International Inc (a)	18,823	333	ION Geophysical Corp (a)	37,943	228
Portec Rail Products Inc	1,073	13	Key Energy Services Inc (a)	110,752	1,203
Standex International Corp	12,149	290	Lufkin Industries Inc	689	59
STR Holdings Inc (a)	1,609	37	Matrix Service Co (a)	6,864	73
Sturm Ruger & Co Inc	392	7	Mitcham Industries Inc (a)	4,681	34
Synalloy Corp	580	6	Natural Gas Services Group Inc (a)	17,176	308
Tredegar Corp	34,701	592	Newpark Resources Inc (a)	95,125	635
Trimas Corp (a)	2,061	21	Oil States International Inc (a)	58,332	2,818
Trinity Industries Inc	99,988	2,489	Omni Energy Services Corp (a)	90	—
	$ 19,134		OYO Geospace Corp (a)	1,488	74
Office Furnishings - 0.07%			SEACOR Holdings Inc (a)	13,464	1,133
HNI Corp	2,975	92	Superior Energy Services Inc (a)	10,500	284
Kewaunee Scientific Corp	627	8	Superior Well Services Inc (a)	20,111	292
Steelcase Inc	51,448	423	T-3 Energy Services Inc (a)	14,198	422
Virco Manufacturing	4,847	17	Tetra Technologies Inc (a)	19,483	240
	$ 540		TGC Industries Inc (a)	2,654	11
Oil & Gas - 3.23%			Trico Marine Services Inc/United States (a)	18,426	60
Alon USA Energy Inc	15,396	112	Union Drilling Inc (a)	11,117	74
Approach Resources Inc (a)	16,227	146	Willbros Group Inc (a)	15,900	200
Atlas Energy Inc (a)	15,341	554		$ 18,084
ATP Oil & Gas Corp (a)	44,989	822
See accompanying notes			430

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Packaging & Containers - 1.20%			REITS (continued)
BWAY Holding Co (a)	2,669 $	53	First Industrial Realty Trust Inc (a)	40,317 $	322
Graham Packaging Co Inc (a)	3,620	44	First Potomac Realty Trust	20,524	333
Graphic Packaging Holding Co (a)	256,512	947	Franklin Street Properties Corp	32,173	474
Mod-Pac Corp (a)	1,250	7	Gladstone Commercial Corp	3,201	52
Packaging Corp of America	142,193	3,516	Glimcher Realty Trust	15,934	108
Rock-Tenn Co	1,838	95	Government Properties Income Trust	71,144	1,929
Silgan Holdings Inc	69,135	4,171	Gramercy Capital Corp/New York (a)	33,400	84
Temple-Inland Inc	14,295	333	Hatteras Financial Corp	35,347	942
	$ 9,166		Healthcare Realty Trust Inc	14,751	356
Pharmaceuticals - 0.43%			Hersha Hospitality Trust	20,699	119
Anika Therapeutics Inc (a)	6,003	42	Highwoods Properties Inc	25,977	831
Animal Health International Inc (a)	100	—	Home Properties Inc	11,767	585
Caraco Pharmaceutical Laboratories Ltd (a)	2,052	13	Inland Real Estate Corp	46,085	435
Cumberland Pharmaceuticals Inc (a)	489	5	Invesco Mortgage Capital Inc	3,333	69
Curative Health Services Inc (a),(b),(c)	4,500	—	Investors Real Estate Trust	31,535	276
Hi-Tech Pharmacal Co Inc (a)	10,689	260	iStar Financial Inc (a)	80,265	538
Infinity Pharmaceuticals Inc (a)	1,990	14	Kilroy Realty Corp	10,693	375
KV Pharmaceutical Co (a)	42,495	66	Kite Realty Group Trust	17,946	97
Lannett Co Inc (a)	4,209	20	LaSalle Hotel Properties	126,214	3,325
Matrixx Initiatives Inc (a)	3,062	16	Lexington Realty Trust	54,796	388
Medicis Pharmaceutical Corp	26,300	667	LTC Properties Inc	14,058	392
Nabi Biopharmaceuticals (a)	5,289	30	Medical Properties Trust Inc	54,075	544
Natural Alternatives International Inc (a)	1,459	11	MFA Mortgage Investments Inc	154,960	1,102
Nutraceutical International Corp (a)	5,532	85	Mid-America Apartment Communities Inc	3,449	191
Omega Protein Corp (a)	16,027	86	Mission West Properties Inc	6,668	48
Par Pharmaceutical Cos Inc (a)	18,098	491	Monmouth Real Estate Investment Corp	8,125	63
Schiff Nutrition International Inc	3,657	26	National Health Investors Inc	6,093	247
Theragenics Corp (a)	34,889	54	National Retail Properties Inc	48,444	1,140
Viropharma Inc (a)	107,860	1,372	NorthStar Realty Finance Corp	74,188	350
	$ 3,258		Omega Healthcare Investors Inc	34,340	688
Pipelines - 0.07%			Parkway Properties Inc/Md	12,986	255
Crosstex Energy Inc (a)	60,525	547	Pennsylvania Real Estate Investment Trust	28,289	447
			Post Properties Inc	10,348	266
Real Estate - 0.18%			PS Business Parks Inc	2,988	179
Avatar Holdings Inc (a)	6,000	143	RAIT Financial Trust (a)	56,799	231
California Coastal Communities Inc (a)	9,672	11	Redwood Trust Inc	53,442	892
Forest City Enterprises Inc (a)	22,373	346	Saul Centers Inc	913	36
Forestar Group Inc (a)	8,852	200	Senior Housing Properties Trust	13,882	312
Hilltop Holdings Inc (a)	38,607	453	Sovran Self Storage Inc	16,345	603
Stratus Properties Inc (a)	538	6	Starwood Property Trust Inc	9,083	172
Terreno Realty Corp (a)	2,950	55	Strategic Hotels & Resorts Inc (a)	15,824	102
Thomas Properties Group Inc	11,437	52	Sun Communities Inc	4,138	120
United Capital Corp (a)	1,702	42	Sunstone Hotel Investors Inc (a)	21,043	268
	$ 1,308		Tanger Factory Outlet Centers	4,713	196
REITS - 4.38%			UMH Properties Inc	2,244	21
Acadia Realty Trust	7,589	145	Universal Health Realty Income Trust	1,954	65
Agree Realty Corp	2,631	67	Urstadt Biddle Properties Inc	11,933	201
American Campus Communities Inc	12,878	363	U-Store-It Trust	19,663	170
American Capital Agency Corp	4,024	111	Walter Investment Management Corp	4,921	89
Anworth Mortgage Asset Corp	51,382	345	Washington Real Estate Investment Trust	12,878	405
Ashford Hospitality Trust Inc (a)	56,169	522		$ 33,455
Associated Estates Realty Corp	6,398	90	Retail - 6.33%
BioMed Realty Trust Inc	42,177	781	99 Cents Only Stores (a)	2,061	32
Capstead Mortgage Corp	35,146	398	AC Moore Arts & Crafts Inc (a)	7,543	31
CBL & Associates Properties Inc	57,296	837	AFC Enterprises Inc (a)	8,623	94
Cedar Shopping Centers Inc	11,668	93	America's Car-Mart Inc (a)	1,488	38
Chesapeake Lodging Trust (a)	2,548	48	AnnTaylor Stores Corp (a)	20,704	449
Colonial Properties Trust	31,351	494	Asbury Automotive Group Inc (a)	15,882	247
Cousins Properties Inc	15,872	128	Barnes & Noble Inc	36,564	806
DCT Industrial Trust Inc	88,615	466	Benihana Inc (a)	269	2
Developers Diversified Realty Corp	87,009	1,069	Benihana Inc (a)	400	3
DiamondRock Hospitality Co	290,061	3,188	Biglari Holdings Inc (a)	1,258	492
DuPont Fabros Technology Inc	4,715	105	Bob Evans Farms Inc	17,459	540
Dynex Capital Inc	4,516	42	Bon-Ton Stores Inc/The (a)	2,508	43
EastGroup Properties Inc	2,403	98	Books-A-Million Inc	5,163	38
Education Realty Trust Inc	14,028	99	Borders Group Inc (a)	13,466	34
Entertainment Properties Trust	18,478	807	Brown Shoe Co Inc	58,393	1,098
Equity Lifestyle Properties Inc	2,413	134	Buckle Inc/The	796	29
Equity One Inc	39,504	767	Build-A-Bear Workshop Inc (a)	15,531	149
Extra Space Storage Inc	32,322	485	Cabela's Inc (a)	72,754	1,321
FelCor Lodging Trust Inc (a)	41,847	340	Cache Inc (a)	11,189	76
See accompanying notes			431

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Retail (continued)
Casey's General Stores Inc	13,831 $	535	Sally Beauty Holdings Inc (a)	17,594 $	168
Cash America International Inc	7,358	273	Shoe Carnival Inc (a)	16,399	454
Casual Male Retail Group Inc (a)	2,520	10	Sonic Automotive Inc (a)	16,507	176
Cato Corp/The	16,006	380	Sonic Corp (a)	1,659	19
Charming Shoppes Inc (a)	137,683	778	Sport Chalet Inc - Class A (a)	5,105	16
Childrens Place Retail Stores Inc/The (a)	2,193	100	Sport Chalet Inc - Class B (a)	717	2
Christopher & Banks Corp	26,118	255	Sport Supply Group Inc	11,150	150
Coast Distribution System/CA (a)	2,597	11	Stage Stores Inc	64,292	981
Collective Brands Inc (a)	20,345	477	Stein Mart Inc (a)	1,264	12
Conn's Inc (a)	6,056	58	Steinway Musical Instruments Inc (a)	8,608	165
Cost Plus Inc (a)	8,418	46	Susser Holdings Corp (a)	300	3
Cracker Barrel Old Country Store Inc	10,250	506	Syms Corp (a)	5,642	51
dELiA*s Inc (a)	5,815	10	Systemax Inc	9,063	210
Denny's Corp (a)	68,055	227	Tuesday Morning Corp (a)	58,117	329
Destination Maternity Corp (a)	2,150	68	Vitamin Shoppe Inc (a)	1,828	45
Dillard's Inc	118,161	3,317	Wendy's/Arby's Group Inc	32,707	174
DineEquity Inc (a)	16,529	680	West Marine Inc (a)	28,750	344
Domino's Pizza Inc (a)	8,279	127	World Fuel Services Corp	14,020	399
Dress Barn Inc (a)	31,384	869	Zale Corp (a)	68,681	224
DSW Inc (a)	4,265	129		$ 48,356
Duckwall-ALCO Stores Inc (a)	5,911	99	Savings & Loans - 2.52%
Einstein Noah Restaurant Group Inc (a)	97	1	Abington Bancorp Inc	11,711	111
Finish Line Inc/The	24,497	395	Ameriana Bancorp	2,687	14
First Cash Financial Services Inc (a)	98,551	2,174	Anchor Bancorp Wisconsin Inc (a)	8,597	9
Foot Locker Inc	18,431	283	Astoria Financial Corp	92,558	1,494
Fred's Inc	23,429	325	Atlantic Coast Federal Corp/Waycross GA (a)	1,072	3
Frisch's Restaurants Inc	1,032	23	B of I Holding Inc (a)	3,672	65
Gaiam Inc	9,828	89	BankAtlantic Bancorp Inc (a)	27,973	73
Genesco Inc (a)	41,947	1,397	BankFinancial Corp	24,310	235
Golfsmith International Holdings Inc (a)	1,321	6	Berkshire Hills Bancorp Inc	6,090	128
Group 1 Automotive Inc (a)	34,256	1,064	Brookline Bancorp Inc	27,238	299
Gymboree Corp (a)	101,722	4,998	Brooklyn Federal Bancorp Inc	487	4
Hastings Entertainment Inc/United States (a)	1,165	7	Camco Financial Corp (a)	7,465	25
Haverty Furniture Cos Inc	18,981	309	Cape Bancorp Inc (a)	600	4
HOT Topic Inc	6,668	51	Carver Bancorp Inc	359	3
J Alexander's Corp (a)	4,747	22	CFS Bancorp Inc	11,190	56
Jo-Ann Stores Inc (a)	13,814	610	Cheviot Financial Corp	683	6
Kenneth Cole Productions Inc (a)	8,609	107	Citizens Community Bancorp Inc/WI	2,150	9
Kirkland's Inc (a)	10,497	234	Citizens South Banking Corp	7,821	54
Landry's Restaurants Inc (a)	4,388	101	Clifton Savings Bancorp Inc	3,086	30
Lazare Kaplan International Inc (a),(c)	8,585	21	Cooperative Bankshares Inc (a),(c)	26	—
Lithia Motors Inc (a)	17,599	140	Danvers Bancorp Inc	79,588	1,301
Liz Claiborne Inc (a)	20,084	176	Dime Community Bancshares	15,205	194
Luby's Inc (a)	21,761	89	ESB Financial Corp	3,431	49
MarineMax Inc (a)	20,042	224	ESSA Bancorp Inc	10,505	133
McCormick & Schmick's Seafood Restaurants Inc	9,880	98	First Defiance Financial Corp	9,909	134
(a)			First Federal Bancshares of Arkansas Inc	448	2
Men's Wearhouse Inc	64,845	1,533	First Financial Holdings Inc	7,827	111
Morton's Restaurant Group Inc (a)	10,804	65	First Financial Northwest Inc	7,047	45
New York & Co Inc (a)	24,601	151	First Keystone Financial Inc (a)	90	1
O'Charleys Inc (a)	24,374	232	First Niagara Financial Group Inc	8,798	122
Office Depot Inc (a)	50,538	347	First Pactrust Bancorp Inc	180	2
OfficeMax Inc (a)	22,222	422	First Place Financial Corp/OH	17,717	90
Pacific Sunwear Of California (a)	73,596	372	Flushing Financial Corp	35,517	483
Pantry Inc/The (a)	5,821	92	Fox Chase Bancorp Inc (a)	1,767	20
Papa John's International Inc (a)	1,488	41	Hampden Bancorp Inc	448	4
PC Connection Inc (a)	32,196	222	HF Financial Corp	4,179	48
PC Mall Inc (a)	8,515	44	HMN Financial Inc (a)	180	1
Penske Auto Group Inc (a)	20,678	310	Home Bancorp Inc (a)	3,317	46
PEP Boys-Manny Moe & Jack	86,704	1,087	Home Federal Bancorp Inc/ID	9,450	151
Phillips-Van Heusen Corp	65,658	4,137	HopFed Bancorp Inc	800	11
Pier 1 Imports Inc (a)	44,275	366	Investors Bancorp Inc (a)	11,141	155
Red Robin Gourmet Burgers Inc (a)	10,800	264	Kearny Financial Corp	5,489	56
Regis Corp	176,021	3,366	Legacy Bancorp Inc/MA	6,627	62
Retail Ventures Inc (a)	20,981	227	LSB Corp	4,695	66
Ruby Tuesday Inc (a)	55,163	617	Meridian Interstate Bancorp Inc (a)	5,611	64
Rue21 Inc (a)	1,370	43	Meta Financial Group Inc	3,224	90
Rush Enterprises Inc - Class A (a)	33,779	548	MutualFirst Financial Inc	1,041	9
Rush Enterprises Inc - Class B (a)	11,163	153	NASB Financial Inc	1,259	31
Ruth's Hospitality Group Inc (a)	1,767	10	New Hampshire Thrift Bancshares Inc	896	10
Saks Inc (a)	242,508	2,364	NewAlliance Bancshares Inc	191,271	2,492

See accompanying notes

432

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Savings & Loans (continued)			Semiconductors (continued)
Northeast Community Bancorp Inc	2,597 $	16	TriQuint Semiconductor Inc (a)	458,326 $	3,456
Northfield Bancorp Inc	7,276	107	Ultra Clean Holdings (a)	1,369	14
Northwest Bancshares Inc	246,962	3,085	Veeco Instruments Inc (a)	3,563	157
OceanFirst Financial Corp	7,525	97	Virage Logic Corp (a)	5,799	54
Pacific Premier Bancorp Inc (a)	4,978	25	Zoran Corp (a)	37,937	370
Parkvale Financial Corp	3,314	33		$ 21,326
People's United Financial Inc	8,394	130	Shipbuilding - 0.01%
Provident Financial Holdings Inc	5,194	31	Todd Shipyards Corp	6,319	100
Provident Financial Services Inc	93,153	1,227
Provident New York Bancorp	34,209	351	Software - 1.16%
Prudential Bancorp Inc of Pennsylvania	194	1	Acxiom Corp (a)	4,599	88
Riverview Bancorp Inc (a)	11,395	40	American Software Inc/Georgia	589	4
Rockville Financial Inc	3,086	37	Avid Technology Inc (a)	34,816	508
Roma Financial Corp	1,563	18	Bowne & Co Inc	25,729	287
Rome Bancorp Inc	6,179	53	Bsquare Corp (a)	1,500	4
Territorial Bancorp Inc	34,513	656	China Information Security Technology Inc (a)	1,178	7
TF Financial Corp	1,165	22	Concurrent Computer Corp (a)	1,702	10
TierOne Corp (a)	2,447	1	CSG Systems International Inc (a)	5,230	119
Timberland Bancorp Inc/WA	7,281	36	Deltek Inc (a)	294	2
United Community Financial Corp/OH (a)	23,899	48	Digi International Inc (a)	24,734	265
United Financial Bancorp Inc	66,527	930	DivX Inc (a)	13,818	115
United Western Bancorp Inc	3,403	6	Double-Take Software Inc (a)	490	5
Washington Federal Inc	168,757	3,471	Epicor Software Corp (a)	11,383	105
Waterstone Financial Inc (a)	1,690	7	Fair Isaac Corp	17,286	364
Westfield Financial Inc	25,968	237	Global Defense Technology & Systems Inc (a)	780	11
	$ 19,270		Glu Mobile Inc (a)	9,761	15
Semiconductors - 2.78%			infoGROUP Inc (a)	5,855	47
Actel Corp (a)	25,819	400	Innerworkings Inc (a)	1,374	8
Advanced Analogic Technologies Inc (a)	2,829	11	JDA Software Group Inc (a)	3,103	90
Aetrium Inc (a)	352	1	Lawson Software Inc (a)	19,663	153
Amkor Technology Inc (a)	28,996	219	Mantech International Corp (a)	1,609	72
Amtech Systems Inc (a)	6,945	67	Market Leader Inc (a)	2,508	6
Applied Micro Circuits Corp (a)	16,840	190	Monotype Imaging Holdings Inc (a)	8,163	85
ATMI Inc (a)	5,545	101	Omnicell Inc (a)	1,755	23
AuthenTec Inc (a)	8,240	21	Pervasive Software Inc (a)	12,508	62
AXT Inc (a)	22,452	98	PLATO Learning Inc (a)	33,273	188
Brooks Automation Inc (a)	57,647	560	Quest Software Inc (a)	22,337	392
Cabot Microelectronics Corp (a)	12,191	468	Schawk Inc	13,399	254
Cascade Microtech Inc (a)	8,181	39	Seachange International Inc (a)	5,721	48
Ceva Inc (a)	876	11	Sybase Inc (a)	67,647	2,935
Cohu Inc	28,834	466	SYNNEX Corp (a)	40,674	1,115
Diodes Inc (a)	4,000	86	Take-Two Interactive Software Inc (a)	39,296	427
DSP Group Inc (a)	23,639	193	THQ Inc (a)	6,925	53
Emulex Corp (a)	2,413	28	Trident Microsystems Inc (a)	32,453	56
Entegris Inc (a)	52,040	322	Tyler Technologies Inc (a)	54,642	931
Exar Corp (a)	25,303	187	VeriFone Holdings Inc (a)	317	6
Fairchild Semiconductor International Inc (a)	135,680	1,522		$ 8,860
GSI Technology Inc (a)	7,064	45	Storage & Warehousing - 0.07%
Ikanos Communications Inc (a)	10,564	30	Mobile Mini Inc (a)	31,252	519
Integrated Device Technology Inc (a)	69,594	460
Integrated Silicon Solution Inc (a)	18,921	233	Telecommunications - 2.47%
International Rectifier Corp (a)	5,267	121	Adaptec Inc (a)	192,118	594
IXYS Corp (a)	5,347	49	ADC Telecommunications Inc (a)	50,534	405
Kopin Corp (a)	11,791	50	ADTRAN Inc	10,378	278
Lattice Semiconductor Corp (a)	144,329	760	Anaren Inc (a)	4,619	68
Mattson Technology Inc (a)	8,900	40	Anixter International Inc (a)	12,936	678
Micrel Inc	30,987	362	Arris Group Inc (a)	22,946	282
MKS Instruments Inc (a)	47,534	1,078	Atlantic Tele-Network Inc	2,184	121
MoSys Inc (a)	2,100	9	Aviat Networks Inc (a)	68,132	443
Nanometrics Inc (a)	15,728	168	Black Box Corp	32,980	1,028
Omnivision Technologies Inc (a)	27,137	476	Cincinnati Bell Inc (a)	169,326	570
Pericom Semiconductor Corp (a)	26,767	312	Clearfield Inc (a)	1,467	4
Photronics Inc (a)	86,898	473	Communications Systems Inc	9,093	116
QLogic Corp (a)	73,088	1,416	Consolidated Communications Holdings Inc	12,941	240
Richardson Electronics Ltd/United States	21,255	244	CPI International Inc (a)	9,421	127
Rudolph Technologies Inc (a)	20,458	195	Ditech Networks Inc (a)	25,522	40
Sigma Designs Inc (a)	3,086	37	EchoStar Holding Corp (a)	18,124	348
Silicon Image Inc (a)	59,400	221	EMS Technologies Inc (a)	876	14
Silicon Laboratories Inc (a)	46,850	2,265	EndWave Corp (a)	8,916	27
Skyworks Solutions Inc (a)	187,212	3,153	Extreme Networks (a)	58,063	193
Standard Microsystems Corp (a)	3,433	88	FiberTower Corp (a)	2,536	14

See accompanying notes

433

Schedule of Investments
SmallCap Value Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Telecommunications (continued)			Transportation (continued)
General Communication Inc (a)	7,654 $	47	Heartland Express Inc	6,973 $	115
GeoEye Inc (a)	294	9	Horizon Lines Inc	46,070	251
Global Crossing Ltd (a)	14,820	220	HUB Group Inc (a)	4,828	154
Globecomm Systems Inc (a)	19,927	155	International Shipholding Corp	6,850	208
Hypercom Corp (a)	42,522	177	Knightsbridge Tankers Ltd	13,753	261
ID Systems Inc (a)	569	2	Marten Transport Ltd (a)	15,276	334
IDT Corp (a)	986	8	Nordic American Tanker Shipping Ltd	18,373	574
IDT Corp - Class B (a)	41,939	416	Old Dominion Freight Line Inc (a)	4,943	177
Iowa Telecommunications Services Inc	6,668	112	Overseas Shipholding Group Inc	34,268	1,715
Knology Inc (a)	7,243	95	Pacer International Inc (a)	2,850	19
Leap Wireless International Inc (a)	41,188	755	PAM Transportation Services Inc (a)	9,796	155
Loral Space & Communications Inc (a)	8,755	377	PHI Inc (a)	10,708	223
MasTec Inc (a)	5,518	69	Providence and Worcester Railroad Co	3,324	44
Netgear Inc (a)	23,138	626	Saia Inc (a)	7,911	131
NICE Systems Ltd ADR(a)	103,830	3,303	Ship Finance International Ltd	26,765	530
Occam Networks Inc (a)	2,060	13	USA Truck Inc (a)	5,459	101
Oplink Communications Inc (a)	2,061	31	Werner Enterprises Inc	20,132	451
OpNext Inc (a)	21,260	50	YRC Worldwide Inc (a)	237,976	132
Optical Cable Corp (a)	5,568	17			$ 15,326
Orbcomm Inc (a)	19,297	43	Trucking & Leasing - 0.70%
Performance Technologies Inc (a)	11,588	32	Aircastle Ltd	128,845	1,548
Plantronics Inc	11,156	370	Amerco Inc (a)	12,796	799
Polycom Inc (a)	12,648	412	GATX Corp	57,664	1,882
Powerwave Technologies Inc (a)	49,794	88	Greenbrier Cos Inc (a)	22,591	367
Preformed Line Products Co	95	3	TAL International Group Inc	25,948	675
Relm Wireless Corp (a)	806	2	Textainer Group Holdings Ltd	88	2
RF Micro Devices Inc (a)	29,309	165	Willis Lease Finance Corp (a)	7,612	107
Soapstone Networks Inc	6,090	—			$ 5,380
Sonus Networks Inc (a)	97,700	253	Water - 0.08%
SureWest Communications (a)	20,269	174	American States Water Co	3,910	146
Sycamore Networks Inc	22,531	446	California Water Service Group	3,909	151
Symmetricom Inc (a)	46,270	307	Pico Holdings Inc (a)	2,988	106
Syniverse Holdings Inc (a)	196,550	3,946	SJW Corp	8,647	238
Tekelec (a)	11,038	200			$ 641
Telular Corp (a)	3,801	12
			TOTAL COMMON STOCKS		$ 698,502
Tessco Technologies Inc	1,702	43		Maturity
Tollgrade Communications Inc (a)	13,191	84
USA Mobility Inc (a)	686	9		Amount
UTStarcom Inc (a)	62,576	178	REPURCHASE AGREEMENTS - 7.74%	(000's)	Value (000's)
WPCS International Inc (a)	2,159	7	Banks - 7.74%
XETA Technologies Inc (a)	7,545	28	Investment in Joint Trading Account; Bank of	$ 16,220	$ 16,220
			America Repurchase Agreement; 0.19%
	$ 18,874		dated 04/30/10 maturing 05/03/10
Textiles - 0.15%			(collateralized by US Treasury Notes;
Culp Inc (a)	3,645	44
Dixie Group Inc (a)	8,418	41	$16,544,315; 0.00% - 4.63%; dated 06/25/10
			- 10/15/15)
G&K Services Inc	27,391	753	Investment in Joint Trading Account; Credit Suisse	10,550	10,550
Unifirst Corp/MA	6,997	342	Repurchase Agreement; 0.19% dated
	$ 1,180		04/30/10 maturing 05/03/10 (collateralized by
Toys, Games & Hobbies - 0.10%			Sovereign Agency Issues; $10,761,202;
Jakks Pacific Inc (a)	36,683	561	0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Leapfrog Enterprises Inc (a)	3,200	22	Investment in Joint Trading Account; Deutsche	16,220	16,220
RC2 Corp (a)	7,213	133	Bank Repurchase Agreement; 0.18% dated
	$ 716		04/30/10 maturing 05/03/10 (collateralized by
Transportation - 2.01%			Sovereign Agency Issues; $16,544,315;
Air Transport Services Group Inc (a)	18,842	104	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Alexander & Baldwin Inc	49,727	1,769	Investment in Joint Trading Account; Morgan	16,220	16,220
American Commercial Lines Inc (a)	5,388	110	Stanley Repurchase Agreement; 0.18% dated
Arkansas Best Corp	24,979	761	04/30/10 maturing 05/03/10 (collateralized by
Atlas Air Worldwide Holdings Inc (a)	25,311	1,399	Sovereign Agency Issues; $16,544,315;
Bristow Group Inc (a)	59,505	2,304	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
CAI International Inc (a)	10,123	138			$ 59,210
Covenant Transportation Group Inc (a)	2,826	21	TOTAL REPURCHASE AGREEMENTS		$ 59,210
DHT Holdings Inc	30,848	145	Total Investments		$ 757,712
Dynamex Inc (a)	880	15
Eagle Bulk Shipping Inc (a)	107,659	624	Other Assets in Excess of Liabilities, Net -
			0.96%		$ 7,328
Forward Air Corp	3,205	90	TOTAL NET ASSETS - 100.00%		$ 765,040
Frozen Food Express Industries Inc (a)	17,908	81
Genco Shipping & Trading Ltd (a)	30,355	703
General Maritime Corp	87,336	708	(a) Non-Income Producing Security
Golar LNG Ltd (a)	15,165	198	(b) Security is Illiquid
Gulfmark Offshore Inc (a)	16,854	581
See accompanying notes			434

Schedule of Investments SmallCap Value Fund II April 30, 2010 (unaudited)

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $25 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 118,769
Unrealized Depreciation		(49,008)
Net Unrealized Appreciation (Depreciation)		$ 69,761
Cost for federal income tax purposes		$ 687,951
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		32 .65%
Industrial		16 .33%
Consumer, Cyclical		15 .79%
Consumer, Non-cyclical		11 .05%
Technology		6 .08%
Energy		6 .08%
Communications		4 .66%
Basic Materials		4 .62%
Utilities		1 .69%
Diversified		0 .09%
Other Assets in Excess of Liabilities, Net		0 .96%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		8 .02%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	858	$ 59,279	$ 61,390	$ 2,111
$ 2,111

All dollar amounts are shown in thousands (000's)

See accompanying notes

435

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
BOND & MORTGAGE SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period	$ 9.74	$ 8.56	$ 10.55	$ 10.71	$ 10.67	$ 10.94
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0 .43	0 .48	0 .51	0 .43	0 .38
Net Realized and Unrealized Gain (Loss) on Investments	0 .41	1 .11	(2 .01)	(0 .17)	0 .04	(0 .28)
Total From Investment Operations	0 .62	1.54	(1 .53)	0.34	0 .47	0.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .36)	(0 .46)	(0 .50)	(0 .43)	(0 .36)
Distributions from Realized Gains	–	–	–	–	–	(0 .01)
Total Dividends and Distributions	(0 .22)	(0 .36)	(0 .46)	(0 .50)	(0 .43)	(0 .37)
Net Asset Value, End of Period	$ 10.14	$ 9.74	$ 8.56	$ 10.55	$ 10.71	$ 10.67
Total Return(c)	6 .41%(d)	18 .65%	(15 .03)%	3.22%	4 .49%	0 .85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 198,398	$ 191,259	$ 186,176	$ 251,634	$ 237,417	$ 211,273
Ratio of Expenses to Average Net Assets	1 .11%(e)	1 .12%	1 .08%	1.18%	1 .28%	1 .35%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	1 .23%	1 .13%
Ratio of Gross Expenses to Average Net Assets(g)	1 .16%(e)	1 .17%	–	–	1 .29%	1 .52%
Ratio of Net Investment Income to Average Net Assets	4 .24%(e)	4 .93%	4 .87%	4.75%	4 .10%	3 .46%
Portfolio Turnover Rate	385 .3%(e)	365 .1%	302 .6%	259.1%	274 .5%	202 .1%(h)

	2010(a)	2009	2008	2007	2006	2005
BOND & MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.68	$ 8.51	$ 10.50	$ 10.67	$ 10.62	$ 10.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .24	0 .48	0 .54	0 .57	0 .51	0 .44
Net Realized and Unrealized Gain (Loss) on
Investments	0 .40	1 .10	(2 .01)	(0 .17)	0 .03	(0 .28)
Total From Investment Operations	0 .64	1.58	(1 .47)	0.40	0 .54	0.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .41)	(0 .52)	(0 .57)	(0 .49)	(0 .43)
Distributions from Realized Gains	–	–	–	–	–	(0 .01)
Total Dividends and Distributions	(0 .24)	(0 .41)	(0 .52)	(0 .57)	(0 .49)	(0 .44)
Net Asset Value, End of Period	$ 10.08	$ 9.68	$ 8.51	$ 10.50	$ 10.67	$ 10.62
Total Return	6 .75%(d)	19 .31%	(14 .55)%	3.85%	5 .27%	1 .45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,521,383	$ 1,512,248	$ 1,971,313	$ 1,829,733	$ 1,397,636	$ 771,847
Ratio of Expenses to Average Net Assets	0 .53%(e),(i)	0 .53%(i)	0 .52%	0.52%	0 .56%	0 .77%
Ratio of Expenses to Average Net Assets (Excluding
Reverse Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .53%	0 .55%
Ratio of Net Investment Income to Average Net Assets.	4 .84%(e)	5 .58%	5 .45%	5.41%	4 .85%	4 .07%
Portfolio Turnover Rate	385 .3%(e)	365 .1%	302 .6%	259.1%	274 .5%	202 .1%(h)

	2010(a)	2009	2008	2007	2006	2005
BOND & MORTGAGE SECURITIES FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 9.68	$ 8.51	$ 10.49	$ 10.66	$ 10.61	$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .19	0 .40	0 .45	0 .48	0 .42	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	0 .41	1 .11	(2 .00)	(0 .17)	0 .03	(0 .28)
Total From Investment Operations	0 .60	1.51	(1 .55)	0.31	0 .45	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .34)	(0 .43)	(0 .48)	(0 .40)	(0 .34)
Distributions from Realized Gains	–	–	–	–	–	(0 .01)
Total Dividends and Distributions	(0 .20)	(0 .34)	(0 .43)	(0 .48)	(0 .40)	(0 .35)
Net Asset Value, End of Period	$ 10.08	$ 9.68	$ 8.51	$ 10.49	$ 10.66	$ 10.61
Total Return	6 .29%(d)	18 .28%	(15 .25)%	2.94%	4 .35%	0 .66%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,525	$ 9,763	$ 6,999	$ 7,143	$ 4,536	$ 752
Ratio of Expenses to Average Net Assets	1 .41%(e)	1 .41%	1 .40%	1.40%	1 .43%	1 .67%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	1 .41%	1 .43%
Ratio of Net Investment Income to Average Net Assets	3 .92%(e)	4 .59%	4 .57%	4.54%	3 .98%	3 .27%
Portfolio Turnover Rate	385 .3%(e)	365 .1%	302 .6%	259.1%	274 .5%	202 .1%(h)

See accompanying notes.

436

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
BOND & MORTGAGE SECURITIES FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 9.61	$ 8.45	$ 10.42	$ 10.60	$ 10.55	$ 10.84
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .20	0 .41	0 .46	0 .49	0 .42	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	1 .10	(1 .98)	(0 .18)	0 .05	(0 .28)
Total From Investment Operations	0 .60	1.51	(1 .52)	0.31	0 .47	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .35)	(0 .45)	(0 .49)	(0 .42)	(0 .35)
Distributions from Realized Gains	–	–	–	–	–	(0 .01)
Total Dividends and Distributions	(0 .21)	(0 .35)	(0 .45)	(0 .49)	(0 .42)	(0 .36)
Net Asset Value, End of Period	$ 10.00	$ 9.61	$ 8.45	$ 10.42	$ 10.60	$ 10.55
Total Return	6 .30%(d)	18 .45%	(15 .14)%	3.00%	4 .52%	0 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,939	$ 29,688	$ 28,127	$ 37,875	$ 42,548	$ 39,797
Ratio of Expenses to Average Net Assets	1 .28%(e)	1 .28%	1 .27%	1.27%	1 .33%	1 .51%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	1 .28%	1 .30%
Ratio of Net Investment Income to Average Net Assets	4 .06%(e)	4 .77%	4 .68%	4.65%	4 .04%	3 .29%
Portfolio Turnover Rate	385 .3%(e)	365 .1%	302 .6%	259.1%	274 .5%	202 .1%(h)

	2010(a)	2009	2008	2007	2006	2005
BOND & MORTGAGE SECURITIES FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 9.64	$ 8.48	$ 10.45	$ 10.63	$ 10.57	$ 10.86
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0 .43	0 .48	0 .51	0 .45	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	1 .09	(1 .99)	(0 .18)	0 .04	(0 .28)
Total From Investment Operations	0 .61	1.52	(1 .51)	0.33	0 .49	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .36)	(0 .46)	(0 .51)	(0 .43)	(0 .37)
Distributions from Realized Gains	–	–	–	–	–	(0 .01)
Total Dividends and Distributions	(0 .22)	(0 .36)	(0 .46)	(0 .51)	(0 .43)	(0 .38)
Net Asset Value, End of Period	$ 10.03	$ 9.64	$ 8.48	$ 10.45	$ 10.63	$ 10.57
Total Return	6 .38%(d)	18 .59%	(14 .93)%	3.17%	4 .79%	0 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 46,446	$ 45,851	$ 48,733	$ 62,793	$ 50,633	$ 35,016
Ratio of Expenses to Average Net Assets	1 .10%(e)	1 .10%	1 .09%	1.09%	1 .14%	1 .33%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	1 .10%	1 .12%
Ratio of Net Investment Income to Average Net Assets	4 .25%(e)	4 .97%	4 .86%	4.85%	4 .25%	3 .47%
Portfolio Turnover Rate	385 .3%(e)	365 .1%	302 .6%	259.1%	274 .5%	202 .1%(h)

	2010(a)	2009	2008	2007	2006	2005
BOND & MORTGAGE SECURITIES FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 9.78	$ 8.60	$ 10.60	$ 10.77	$ 10.71	$ 10.99
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .22	0 .45	0 .50	0 .54	0 .47	0 .40
Net Realized and Unrealized Gain (Loss) on Investments	0 .42	1 .11	(2 .02)	(0 .18)	0 .04	(0 .28)
Total From Investment Operations	0 .64	1.56	(1 .52)	0.36	0 .51	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .38)	(0 .48)	(0 .53)	(0 .45)	(0 .39)
Distributions from Realized Gains	–	–	–	–	–	(0 .01)
Total Dividends and Distributions	(0 .23)	(0 .38)	(0 .48)	(0 .53)	(0 .45)	(0 .40)
Net Asset Value, End of Period	$ 10.19	$ 9.78	$ 8.60	$ 10.60	$ 10.77	$ 10.71
Total Return	6 .59%(d)	18 .78%	(14 .85)%	3.42%	4 .92%	1 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,660	$ 25,843	$ 22,799	$ 28,800	$ 18,009	$ 8,635
Ratio of Expenses to Average Net Assets	0 .91%(e)	0 .91%	0 .90%	0.90%	0 .95%	1 .15%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .91%	0 .93%
Ratio of Net Investment Income to Average Net Assets	4 .44%(e)	5 .13%	5 .05%	5.05%	4 .46%	3 .69%
Portfolio Turnover Rate	385 .3%(e)	365 .1%	302 .6%	259.1%	274 .5%	202 .1%(h)

See accompanying notes.

437

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
BOND & MORTGAGE SECURITIES FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 9.65	$ 8.48	$ 10.46	$ 10.64	$ 10.58	$ 10.87
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .22	0 .46	0 .51	0.54	0 .48	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	1 .10	(1 .99)	(0 .18)	0 .05	(0 .29)
Total From Investment Operations	0 .62	1.56	(1 .48)	0.36	0 .53	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .39)	(0 .50)	(0 .54)	(0 .47)	(0 .40)
Distributions from Realized Gains	–	–	–	–	–	(0.01)
Total Dividends and Distributions	(0 .23)	(0 .39)	(0 .50)	(0 .54)	(0 .47)	(0 .41)
Net Asset Value, End of Period	$ 10.04	$ 9.65	$ 8.48	$ 10.46	$ 10.64	$ 10.58
Total Return	6 .53%(d)	19 .08%	(14 .74)%	3.49%	5 .11%	1 .10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 58,597	$ 58,888	$ 67,063	$ 111,437	$ 95,496	$ 65,637
Ratio of Expenses to Average Net Assets	0 .79%(e)	0 .79%	0 .78%	0.78%	0 .83%	1 .02%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .79%	0 .81%
Ratio of Net Investment Income to Average Net Assets	4 .57%(e)	5 .27%	5 .16%	5.15%	4 .56%	3 .79%
Portfolio Turnover Rate	385 .3%(e)	365 .1%	302 .6%	259.1%	274 .5%	202 .1%(h)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.
(h)	Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.
(i)	Reflects Manager's contractual expense limit.

See accompanying notes.

438

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008(b)
CORE PLUS BOND FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 11.04	$ 9.95	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0.14	0.36	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	1 .01	(0 .06)
Total From Investment Operations	0 .34	1.37	(0 .05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .24)	–
Distributions from Realized Gains	(0 .11)	(0 .04)	–
Total Dividends and Distributions	(0 .29)	(0 .28)	–
Net Asset Value, End of Period	$ 11.09	$ 11.04	$ 9.95
Total Return	3 .17%(d)	13 .92%	(0 .50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,627,556	$ 2,058,784	$ 58,587
Ratio of Expenses to Average Net Assets(e)	0 .57%(f)	0 .60%	0 .65%(f)
Ratio of Net Investment Income to Average Net Assets	2 .51%(f)	3 .39%	0 .63%(f)
Portfolio Turnover Rate	125 .1%(f)	356 .2%	551 .3%(f)

	2010(a)	2009	2008(b)
CORE PLUS BOND FUND I
R-1 shares
Net Asset Value, Beginning of Period	$ 11.00	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .09	0 .28	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	1 .01	(0 .06)
Total From Investment Operations	0 .29	1.29	(0 .06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .19)	–
Distributions from Realized Gains	(0 .11)	(0 .04)	–
Total Dividends and Distributions	(0 .25)	(0 .23)	–
Net Asset Value, End of Period	$ 11.04	$ 11.00	$ 9.94
Total Return	2 .71%(d)	13 .07%	(0 .60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,598	$ 1,572	$ 15
Ratio of Expenses to Average Net Assets(e)	1 .45%(f)	1 .47%	1 .53%(f)
Ratio of Net Investment Income to Average Net Assets	1 .64%(f)	2 .63%	(0 .32)%(f)
Portfolio Turnover Rate	125 .1%(f)	356 .2%	551 .3%(f)

	2010(a)	2009	2008(b)
CORE PLUS BOND FUND I
R-2 shares
Net Asset Value, Beginning of Period	$ 11.00	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .10	0 .29	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .19	1 .02	(0 .06)
Total From Investment Operations	0 .29	1.31	(0 .06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .21)	–
Distributions from Realized Gains	(0 .11)	(0 .04)	–
Total Dividends and Distributions	(0 .25)	(0 .25)	–
Net Asset Value, End of Period	$ 11.04	$ 11.00	$ 9.94
Total Return	2 .74%(d)	13 .25%	(0 .60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,414	$ 6,139	$ 15
Ratio of Expenses to Average Net Assets(e)	1 .32%(f)	1 .34%	1 .40%(f)
Ratio of Net Investment Income to Average Net Assets	1 .77%(f)	2 .66%	(0 .16)%(f)
Portfolio Turnover Rate	125 .1%(f)	356 .2%	551 .3%(f)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008(b)
CORE PLUS BOND FUND I
R-3 shares
Net Asset Value, Beginning of Period	$ 11.01	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .11	0 .31	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	1 .01	(0 .06)
Total From Investment Operations	0 .31	1.32	(0 .06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .21)	–
Distributions from Realized Gains	(0 .11)	(0 .04)	–
Total Dividends and Distributions	(0 .27)	(0 .25)	–
Net Asset Value, End of Period	$ 11.05	$ 11.01	$ 9.94
Total Return	2 .84%(d)	13 .35%	(0 .60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,508	$ 14,771	$ 15
Ratio of Expenses to Average Net Assets(e)	1 .14%(f)	1 .16%	1 .22%(f)
Ratio of Net Investment Income to Average Net Assets	1 .94%(f)	2 .89%	0 .00%(f)
Portfolio Turnover Rate	125 .1%(f)	356 .2%	551 .3%(f)

	2010(a)	2009	2008(b)
CORE PLUS BOND FUND I
R-4 shares
Net Asset Value, Beginning of Period	$ 11.06	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0 .32	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .19	1 .05	(0 .06)
Total From Investment Operations	0 .31	1.37	(0 .06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .21)	–
Distributions from Realized Gains	(0 .11)	(0 .04)	–
Total Dividends and Distributions	(0 .27)	(0 .25)	–
Net Asset Value, End of Period	$ 11.10	$ 11.06	$ 9.94
Total Return	2 .88%(d)	13 .93%	(0 .60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,830	$ 7,675	$ 15
Ratio of Expenses to Average Net Assets(e)	0 .95%(f)	0 .97%	1 .03%(f)
Ratio of Net Investment Income to Average Net Assets	2 .15%(f)	3 .01%	0 .16%(f)
Portfolio Turnover Rate	125 .1%(f)	356 .2%	551 .3%(f)

	2010(a)	2009	2008(b)
CORE PLUS BOND FUND I
R-5 shares
Net Asset Value, Beginning of Period	$ 11.04	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0 .34	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	1 .03	(0 .06)
Total From Investment Operations	0 .32	1.37	(0 .06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .23)	–
Distributions from Realized Gains	(0 .11)	(0 .04)	–
Total Dividends and Distributions	(0 .28)	(0 .27)	–
Net Asset Value, End of Period	$ 11.08	$ 11.04	$ 9.94
Total Return	2 .98%(d)	13 .85%	(0 .60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 33,714	$ 8,281	$ 15
Ratio of Expenses to Average Net Assets(e)	0 .83%(f)	0 .85%	0 .91%(f)
Ratio of Net Investment Income to Average Net Assets	2 .24%(f)	3 .15%	0 .32%(f)
Portfolio Turnover Rate	125 .1%(f)	356 .2%	551 .3%(f)

(a)	Six months ended April 30, 2010.
(b)	Period from September 30, 2008, date operations commenced, through October 31, 2008.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Reflects Manager's contractual expense limit.
(f)	Computed on an annualized basis.

See accompanying notes.

440

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)		2009	2008	2007	2006	2005
DISCIPLINED LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 10.41	$ 9.95		$ 17.85	$ 16.11	$ 14.37	$ 12.95
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07		0 .16	0 .20	0 .18	0 .19	0 .18
Net Realized and Unrealized Gain (Loss) on
Investments	1 .43		0 .50	(6 .00)	2 .13	1 .88	1 .37
Total From Investment Operations	1 .50		0.66	(5 .80)	2.31	2 .07	1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)		(0 .20)	(0 .18)	(0 .19)	(0 .13)	(0 .07)
Distributions from Realized Gains	–		–	(1 .92)	(0 .38)	(0 .20)	(0 .06)
Total Dividends and Distributions	(0 .15)		(0 .20)	(2 .10)	(0 .57)	(0 .33)	(0 .13)
Net Asset Value, End of Period	$ 11.76	$ 10.41		$ 9.95	$ 17.85	$ 16.11	$ 14.37
Total Return	14 .53%(c)		6 .92%	(36 .65)%	14.70%	14 .61%	12 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,096,953	$ 2,048,193		$ 1,763,971	$ 3,160,022	$ 974,790	$ 523,512
Ratio of Expenses to Average Net Assets	0 .58%(d)		0 .58%	0 .57%	0.57%	0 .59%	0 .60%
Ratio of Net Investment Income to Average Net Assets	1 .35%(d)		1 .72%	1 .43%	1.08%	1 .27%	1 .25%
Portfolio Turnover Rate	117 .9%(d)		129 .9%	121 .7%	101.4%(e)	92 .4%	86 .7%(f)

		2010(a)	2009	2008	2007	2006	2005
DISCIPLINED LARGECAP BLEND FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 10.34		$ 9.85	$ 17.70	$ 15.97	$ 14.24	$ 12.95
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .02	0 .08	0 .07	0 .04	0 .02	0 .07
Net Realized and Unrealized Gain (Loss) on Investments		1 .43	0 .50	(5 .95)	2 .11	1 .91	1 .34
Total From Investment Operations		1 .45	0.58	(5 .88)	2.15	1 .93	1.41
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .07)	(0 .09)	(0 .05)	(0 .04)	–	(0 .06)
Distributions from Realized Gains		–	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)
Total Dividends and Distributions		(0 .07)	(0 .09)	(1 .97)	(0 .42)	(0 .20)	(0 .12)
Net Asset Value, End of Period	$ 11.72		$ 10.34	$ 9.85	$ 17.70	$ 15.97	$ 14.24
Total Return	14 .04%(c)		6 .02%	(37 .23)%	13.73%	13 .68%	10 .97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,387		$ 1,284	$ 1,148	$ 1,447	$ 1,244	$ 12
Ratio of Expenses to Average Net Assets		1 .46%(d)	1 .46%	1 .45%	1.45%	1 .47%	1 .48%
Ratio of Net Investment Income to Average Net Assets		0 .42%(d)	0 .85%	0 .54%	0.26%	0 .11%	0 .48%
Portfolio Turnover Rate	117 .9%(d)		129 .9%	121 .7%	101.4%(e)	92 .4%	86 .7%(f)

		2010(a)	2009	2008	2007	2006	2005
DISCIPLINED LARGECAP BLEND FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 10.28		$ 9.80	$ 17.61	$ 15.90	$ 14.18	$ 12.87
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .03	0 .09	0 .09	0 .06	0 .08	0 .04
Net Realized and Unrealized Gain (Loss) on Investments		1 .42	0 .49	(5 .91)	2 .10	1 .86	1 .40
Total From Investment Operations		1 .45	0.58	(5 .82)	2.16	1 .94	1.44
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .08)	(0 .10)	(0 .07)	(0 .07)	(0 .02)	(0 .07)
Distributions from Realized Gains		–	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)
Total Dividends and Distributions		(0 .08)	(0 .10)	(1 .99)	(0 .45)	(0 .22)	(0 .13)
Net Asset Value, End of Period	$ 11.65		$ 10.28	$ 9.80	$ 17.61	$ 15.90	$ 14.18
Total Return	14 .17%(c)		6 .11%	(37 .11)%	13.83%	13 .80%	11 .21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,098		$ 1,888	$ 1,668	$ 2,641	$ 1,937	$ 253
Ratio of Expenses to Average Net Assets		1 .33%(d)	1 .33%	1 .32%	1.32%	1 .34%	1 .35%
Ratio of Net Investment Income to Average Net Assets		0 .54%(d)	0 .97%	0 .67%	0.39%	0 .51%	0 .31%
Portfolio Turnover Rate	117 .9%(d)		129 .9%	121 .7%	101.4%(e)	92 .4%	86 .7%(f)

See accompanying notes.

441

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
DISCIPLINED LARGECAP BLEND FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 10.31	$ 9.84	$ 17.68	$ 15.96	$ 14.23	$ 12.89
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .11	0 .12	0 .09	0 .09	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	0 .49	(5 .95)	2 .10	1 .88	1 .39
Total From Investment Operations	1 .47	0.60	(5 .83)	2.19	1 .97	1.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .13)	(0 .09)	(0 .09)	(0 .04)	(0 .07)
Distributions from Realized Gains	–	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)
Total Dividends and Distributions	(0 .10)	(0 .13)	(2 .01)	(0 .47)	(0 .24)	(0 .13)
Net Asset Value, End of Period	$ 11.68	$ 10.31	$ 9.84	$ 17.68	$ 15.96	$ 14.23
Total Return	14 .28%(c)	6 .33%	(37 .03)%	14.04%	14 .03%	11 .44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,171	$ 6,741	$ 6,630	$ 10,524	$ 5,740	$ 34
Ratio of Expenses to Average Net Assets	1 .15%(d)	1 .15%	1 .14%	1.14%	1 .16%	1 .17%
Ratio of Net Investment Income to Average Net Assets	0 .73%(d)	1 .17%	0 .86%	0.56%	0 .58%	0 .59%
Portfolio Turnover Rate	117 .9%(d)	129 .9%	121 .7%	101.4%(e)	92 .4%	86 .7%(f)

	2010(a)	2009	2008	2007	2006	2005
DISCIPLINED LARGECAP BLEND FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 10.36	$ 9.88	$ 17.74	$ 16.01	$ 14.28	$ 12.91
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .12	0 .14	0 .13	0 .11	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	1 .42	0 .51	(5 .96)	2 .10	1 .89	1 .41
Total From Investment Operations	1 .47	0.63	(5 .82)	2.23	2 .00	1.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .15)	(0 .12)	(0 .12)	(0 .07)	(0 .07)
Distributions from Realized Gains	–	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)
Total Dividends and Distributions	(0 .12)	(0 .15)	(2 .04)	(0 .50)	(0 .27)	(0 .13)
Net Asset Value, End of Period	$ 11.71	$ 10.36	$ 9.88	$ 17.74	$ 16.01	$ 14.28
Total Return	14 .27%(c)	6 .55%	(36 .89)%	14.28%	14 .20%	11 .68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,713	$ 4,186	$ 3,006	$ 5,304	$ 5,195	$ 183
Ratio of Expenses to Average Net Assets	0 .96%(d)	0 .96%	0 .95%	0.95%	0 .97%	0 .98%
Ratio of Net Investment Income to Average Net Assets	0 .91%(d)	1 .30%	1 .05%	0.77%	0 .76%	0 .66%
Portfolio Turnover Rate	117 .9%(d)	129 .9%	121 .7%	101.4%(e)	92 .4%	86 .7%(f)

	2010(a)	2009	2008	2007	2006	2005
DISCIPLINED LARGECAP BLEND FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 10.37	$ 9.91	$ 17.78	$ 16.05	$ 14.31	$ 12.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .14	0 .16	0 .15	0 .13	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	0 .49	(5 .97)	2 .11	1 .90	1 .36
Total From Investment Operations	1 .49	0.63	(5 .81)	2.26	2 .03	1.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .17)	(0 .14)	(0 .15)	(0 .09)	(0 .07)
Distributions from Realized Gains	–	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)
Total Dividends and Distributions	(0 .13)	(0 .17)	(2 .06)	(0 .53)	(0 .29)	(0 .13)
Net Asset Value, End of Period	$ 11.73	$ 10.37	$ 9.91	$ 17.78	$ 16.05	$ 14.31
Total Return	14 .44%(c)	6 .57%	(36 .79)%	14.39%	14 .37%	11 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,975	$ 1,508	$ 1,363	$ 1,925	$ 1,565	$ 20
Ratio of Expenses to Average Net Assets	0 .84%(d)	0 .84%	0 .83%	0.83%	0 .85%	0 .86%
Ratio of Net Investment Income to Average Net Assets	1 .02%(d)	1 .47%	1 .16%	0.88%	0 .88%	1 .09%
Portfolio Turnover Rate	117 .9%(d)	129 .9%	121 .7%	101.4%(e)	92 .4%	86 .7%(f)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.
(f)	Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

See accompanying notes.

442

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
DIVERSIFIED INTERNATIONAL FUND
Class J shares
Net Asset Value, Beginning of Period	$ 8.59	$ 7.37	$ 17.16	$ 14.21	$ 11.32	$ 9.27
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .09	0 .16	0 .11	0 .09	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .48	1 .28	(7 .90)	4 .22	3 .26	2 .24
Total From Investment Operations	0 .51	1.37	(7 .74)	4.33	3 .35	2.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .15)	(0 .08)	(0 .11)	–	(0 .04)
Distributions from Realized Gains	–	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)
Total Dividends and Distributions	(0 .11)	(0 .15)	(2 .05)	(1 .38)	(0 .46)	(0 .25)
Net Asset Value, End of Period	$ 8.99	$ 8.59	$ 7.37	$ 17.16	$ 14.21	$ 11.32
Total Return(c)	5 .94%(d)	19 .01%	(50 .57)%	33.05%	30 .50%	25 .24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 173,986	$ 166,334	$ 145,271	$ 307,754	$ 192,920	$ 105,345
Ratio of Expenses to Average Net Assets	1 .52%(e)	1 .55%	1 .50%	1.52%	1 .59%	1 .69%
Ratio of Gross Expenses to Average Net Assets(f)	1 .57%(e)	1.60%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .72%(e)	1 .29%	1 .29%	0.72%	0 .69%	0 .61%
Portfolio Turnover Rate	113 .4%(e)	115 .6%	101 .5%	111.3%(g)	107 .5%	202 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
DIVERSIFIED INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.67	$ 7.44	$ 17.34	$ 14.36	$ 11.45	$ 9 .32
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .14	0 .23	0 .23	0 .18	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	0 .48	1 .31	(7 .98)	4 .23	3 .28	2 .25
Total From Investment Operations	0 .54	1.45	(7 .75)	4.46	3 .46	2.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .22)	(0 .18)	(0 .21)	(0 .09)	(0 .05)
Distributions from Realized Gains	–	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)
Total Dividends and Distributions	(0 .16)	(0 .22)	(2 .15)	(1 .48)	(0 .55)	(0 .26)
Net Asset Value, End of Period	$ 9.05	$ 8.67	$ 7.44	$ 17.34	$ 14.36	$ 11.45
Total Return	6 .22%(d)	20 .01%	(50 .36)%	33.87%	31 .29%	26 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 994,945	$ 736,705	$ 621,394	$ 1,188,878	$ 44,939	$ 31,357
Ratio of Expenses to Average Net Assets	0 .92%(e)	0 .91%	0 .93%	0.90%	0 .90%	0 .90%
Ratio of Gross Expenses to Average Net Assets	0 .92%(e),(i)	0 .91%(i)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .41%(e)	1 .95%	1 .87%	1.56%	1 .35%	1 .37%
Portfolio Turnover Rate	113 .4%(e)	115 .6%	101 .5%	111.3%(g)	107 .5%	202 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
DIVERSIFIED INTERNATIONAL FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 8.62	$ 7.38	$ 17.20	$ 14.24	$ 11.37	$ 9.36
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .08	0 .12	0 .07	0 .08	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	1 .29	(7 .93)	4 .24	3 .25	2 .20
Total From Investment Operations	0 .51	1.37	(7 .81)	4.31	3 .33	2.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .13)	(0 .04)	(0 .08)	–	(0 .04)
Distributions from Realized Gains	–	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)
Total Dividends and Distributions	(0 .10)	(0 .13)	(2 .01)	(1 .35)	(0 .46)	(0 .25)
Net Asset Value, End of Period	$ 9.03	$ 8.62	$ 7.38	$ 17.20	$ 14.24	$ 11.37
Total Return	5 .86%(d)	18 .88%	(50 .78)%	32.77%	30 .17%	24 .56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,278	$ 9,081	$ 6,336	$ 10,716	$ 3,787	$ 319
Ratio of Expenses to Average Net Assets	1 .79%(e)	1 .79%	1 .81%	1.78%	1 .77%	1 .78%
Ratio of Net Investment Income to Average Net Assets	0 .47%(e)	1 .04%	0 .99%	0.44%	0 .62%	0 .51%
Portfolio Turnover Rate	113 .4%(e)	115 .6%	101 .5%	111.3%(g)	107 .5%	202 .7%(h)

See accompanying notes.

443

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
DIVERSIFIED INTERNATIONAL FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 8.58	$ 7.34	$ 17.12	$ 14.18	$ 11.30	$ 9.25
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .09	0 .14	0 .09	0 .09	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	1 .28	(7 .89)	4 .22	3 .25	2 .23
Total From Investment Operations	0 .51	1.37	(7 .75)	4.31	3 .34	2.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .13)	(0 .06)	(0 .10)	–	(0 .04)
Distributions from Realized Gains	–	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)
Total Dividends and Distributions	(0 .10)	(0 .13)	(2 .03)	(1 .37)	(0 .46)	(0 .25)
Net Asset Value, End of Period	$ 8.99	$ 8.58	$ 7.34	$ 17.12	$ 14.18	$ 11.30
Total Return	5 .93%(d)	18 .96%	(50 .70)%	32.96%	30 .46%	25 .31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,228	$ 20,324	$ 18,080	$ 38,204	$ 22,784	$ 9,270
Ratio of Expenses to Average Net Assets	1 .66%(e)	1 .66%	1 .68%	1.65%	1 .64%	1 .65%
Ratio of Net Investment Income to Average Net Assets	0 .56%(e)	1 .17%	1 .13%	0.59%	0 .67%	0 .64%
Portfolio Turnover Rate	113 .4%(e)	115 .6%	101 .5%	111.3%(g)	107 .5%	202 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 8.64	$ 7.40	$ 17.24	$ 14.27	$ 11.38	$ 9.31
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .10	0 .16	0 .12	0 .12	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	1 .29	(7 .94)	4 .25	3 .25	2 .25
Total From Investment Operations	0 .52	1.39	(7 .78)	4.37	3 .37	2.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .15)	(0 .09)	(0 .13)	(0 .02)	(0 .05)
Distributions from Realized Gains	–	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)
Total Dividends and Distributions	(0 .12)	(0 .15)	(2 .06)	(1 .40)	(0 .48)	(0 .26)
Net Asset Value, End of Period	$ 9.04	$ 8.64	$ 7.40	$ 17.24	$ 14.27	$ 11.38
Total Return	5 .97%(d)	19 .23%	(50 .61)%	33.21%	30 .56%	25 .38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 69,178	$ 69,007	$ 57,078	$ 99,441	$ 44,461	$ 13,847
Ratio of Expenses to Average Net Assets	1 .48%(e)	1 .48%	1 .50%	1.47%	1 .46%	1 .47%
Ratio of Net Investment Income to Average Net Assets	0 .74%(e)	1 .36%	1 .31%	0.78%	0 .88%	0 .79%
Portfolio Turnover Rate	113 .4%(e)	115 .6%	101 .5%	111.3%(g)	107 .5%	202 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
DIVERSIFIED INTERNATIONAL FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 8.75	$ 7.51	$ 17.47	$ 14.46	$ 11.52	$ 9.43
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .12	0 .19	0 .15	0 .15	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	0 .50	1 .30	(8 .06)	4 .28	3 .29	2 .24
Total From Investment Operations	0 .54	1.42	(7 .87)	4.43	3 .44	2.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .18)	(0 .12)	(0 .15)	(0 .04)	(0 .05)
Distributions from Realized Gains	–	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)
Total Dividends and Distributions	(0 .13)	(0 .18)	(2 .09)	(1 .42)	(0 .50)	(0 .26)
Net Asset Value, End of Period	$ 9.16	$ 8.75	$ 7.51	$ 17.47	$ 14.46	$ 11.52
Total Return	6 .17%(d)	19 .43%	(50 .53)%	33.30%	30 .87%	25 .28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 49,110	$ 50,972	$ 36,959	$ 42,258	$ 16,510	$ 772
Ratio of Expenses to Average Net Assets	1 .29%(e)	1 .29%	1 .31%	1.28%	1 .27%	1 .28%
Ratio of Net Investment Income to Average Net Assets	0 .92%(e)	1 .55%	1 .57%	1.00%	1 .11%	1 .06%
Portfolio Turnover Rate	113 .4%(e)	115 .6%	101 .5%	111.3%(g)	107 .5%	202 .7%(h)

See accompanying notes.

444

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
DIVERSIFIED INTERNATIONAL FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 8.67	$ 7 .44	$ 17.32	$ 14.34	$ 11 .43	$ 9.32
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .12	0 .20	0 .16	0 .15	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	0 .56	1 .30	(7 .97)	4 .26	3 .28	2 .25
Total From Investment Operations	0 .61	1.42	(7 .77)	4.42	3 .43	2.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .19)	(0 .14)	(0 .17)	(0 .06)	(0 .05)
Distributions from Realized Gains	–	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)
Total Dividends and Distributions	(0 .14)	(0 .19)	(2 .11)	(1 .44)	(0 .52)	(0 .26)
Net Asset Value, End of Period	$ 9.14	$ 8.67	$ 7.44	$ 17.32	$ 14 .34	$ 11.43
Total Return	7 .05%(d),(j)	19 .54%	(50 .43)%	33.54%	31 .00%	25 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 78,342	$ 82,482	$ 59,805	$ 135,368	$ 53,609	$ 20,799
Ratio of Expenses to Average Net Assets	1 .17%(e)	1 .17%	1 .19%	1.16%	1 .15%	1 .16%
Ratio of Net Investment Income to Average Net Assets	1 .04%(e)	1 .66%	1 .57%	1.05%	1 .12%	1 .12%
Portfolio Turnover Rate	113 .4%(e)	115 .6%	101 .5%	111.3%(g)	107 .5%	202 .7%(h)

(a) Six months ended April 30, 2010.

(b) Calculated based on average shares outstanding during the period. (c) Total return is calculated without the contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Excludes expense reimbursement from Manager and/or Underwriter.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.

(h) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(i) Excludes expense reimbursement from Manager.

(j) In March, 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)		2009	2008	2007	2006	2005
EQUITY INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 14.40	$ 13.82		$ 23.82	$ 22.43	$ 20.07	$ 17.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .24		0 .45	0 .48	0 .44	0 .40	0 .48
Net Realized and Unrealized Gain (Loss) on
Investments	1 .90		0 .61	(7 .98)	2 .55	3 .00	2 .24
Total From Investment Operations	2 .14		1.06	(7 .50)	2.99	3 .40	2.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)		(0 .48)	(0 .46)	(0 .40)	(0 .41)	(0 .44)
Distributions from Realized Gains	–		–	(2 .04)	(1 .20)	(0 .63)	–
Total Dividends and Distributions	(0 .25)		(0 .48)	(2 .50)	(1 .60)	(1 .04)	(0 .44)
Net Asset Value, End of Period	$ 16.29	$ 14.40		$ 13.82	$ 23.82	$ 22.43	$ 20.07
Total Return	14 .91%(c)		8 .07%	(34 .79)%	13.99%	17 .53%	15 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,578,156	$ 1,097,669		$ 1,132,181	$ 2,016,738	$ 1,686,604	$ 1,294,804
Ratio of Expenses to Average Net Assets	0 .52%(d)		0 .53%	0 .52%	0.52%	0 .55%	0 .58%
Ratio of Gross Expenses to Average Net Assets(e)	–		–	–	–	0 .55%	0 .58%
Ratio of Net Investment Income to Average Net Assets.	3 .14%(d)		3 .47%	2 .56%	1.93%	1 .88%	2 .45%
Portfolio Turnover Rate	22 .6%(d)		35 .3%	75 .8%	85.6%(f)	81 .0%	32 .0%

2010(g)

EQUITY INCOME FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 15.52
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .06
Net Realized and Unrealized Gain (Loss) on Investments		0 .79
Total From Investment Operations		0 .85
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .09)
Total Dividends and Distributions		(0 .09)
Net Asset Value, End of Period	$ 16.28
Total Return		5 .50%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11
Ratio of Expenses to Average Net Assets		1 .39%(d)
Ratio of Net Investment Income to Average Net Assets		2 .11%(d)
Portfolio Turnover Rate		22 .6%(d)

2010(g)

EQUITY INCOME FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 15.52
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .06
Net Realized and Unrealized Gain (Loss) on Investments		0 .80
Total From Investment Operations		0 .86
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .09)
Total Dividends and Distributions		(0 .09)
Net Asset Value, End of Period	$ 16.29
Total Return		5 .57%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11
Ratio of Expenses to Average Net Assets		1 .26%(d)
Ratio of Net Investment Income to Average Net Assets		2 .23%(d)
Portfolio Turnover Rate		22 .6%(d)

See accompanying notes.

446

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

2010(g)
EQUITY INCOME FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 15.52
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .81
Total From Investment Operations	0 .87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)
Total Dividends and Distributions	(0 .10)
Net Asset Value, End of Period	$ 16.29
Total Return	5 .58%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11
Ratio of Expenses to Average Net Assets	1 .08%(d)
Ratio of Net Investment Income to Average Net Assets	2 .43%(d)
Portfolio Turnover Rate	22 .6%(d)

2010(g)
EQUITY INCOME FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 15.52
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .80
Total From Investment Operations	0 .87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)
Total Dividends and Distributions	(0 .10)
Net Asset Value, End of Period	$ 16.29
Total Return	5 .60%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11
Ratio of Expenses to Average Net Assets	0 .89%(d)
Ratio of Net Investment Income to Average Net Assets	2 .60%(d)
Portfolio Turnover Rate	22 .6%(d)

2010(g)
EQUITY INCOME FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 15.52
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .80
Total From Investment Operations	0 .87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)
Total Dividends and Distributions	(0 .10)
Net Asset Value, End of Period	$ 16.29
Total Return	5 .61%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11
Ratio of Expenses to Average Net Assets	0 .77%(d)
Ratio of Net Investment Income to Average Net Assets	2 .72%(d)
Portfolio Turnover Rate	22 .6%(d)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Expense ratio without reimbursement from custodian.
(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
(g)	Period from March 1, 2010, date operations commenced, through April 30, 2010.

See accompanying notes.

447

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009(b)
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 12.72	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0.39	0.67
Net Realized and Unrealized Gain (Loss) on Investments	1.02	2.72
Total From Investment Operations	1 .41	3.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .67)
Distributions from Realized Gains	(1 .05)	–
Total Dividends and Distributions	(1 .45)	(0 .67)
Net Asset Value, End of Period	$ 12.68	$ 12.72
Total Return	12 .57%(d)	35 .24%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 121,061	$ 72,681
Ratio of Expenses to Average Net Assets(e)	0 .86%(f)	0 .90%(f)
Ratio of Net Investment Income to Average Net Assets	6 .36%(f)	7 .00%(f)
Portfolio Turnover Rate	104 .5%(f)	182 .5%(f)

(a)	Six months ended April 30, 2010.
(b)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Reflects Manager's contractual expense limit.
(f)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007(b)
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 5.67	$ 5.03	$ 10.08	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .07	0 .14	0 .19	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .75	0 .77	(5 .06)	0 .07
Total From Investment Operations	0 .82	0.91	(4 .87)	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .27)	(0 .18)	–
Total Dividends and Distributions	(0 .23)	(0 .27)	(0 .18)	–
Net Asset Value, End of Period	$ 6.26	$ 5.67	$ 5.03	$ 10.08
Total Return	14 .65%(d)	19 .46%	(48 .97)%	0.80%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,251	$ 1,134	$ 1,006	$ 2,016
Ratio of Expenses to Average Net Assets(e)	0 .95%(f)	0 .95%	0 .95%	0.95%(f)
Ratio of Net Investment Income to Average Net Assets	2 .51%(f)	3 .12%	2 .45%	1.75%(f)
Portfolio Turnover Rate	170 .1%(f)	131 .1%	100 .9%	86.7%(f)
(a)	Six months ended April 30, 2010.
(b)	Period from October 1, 2007, date operations commenced, through October 31, 2007.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Reflects Manager's contractual expense limit.
(f)	Computed on an annualized basis.

See accompanying notes.

449

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2010(a)	2009(b)
GOVERNMENT & HIGH QUALITY BOND FUND(c)
Class J shares
Net Asset Value, Beginning of Period	$ 10.90	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)		0 .21(h)	0.38(h)
Net Realized and Unrealized Gain (Loss) on Investments		0 .11	0 .23
Total From Investment Operations		0 .32	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .23)	(0 .39)
Total Dividends and Distributions		(0 .23)	(0 .39)
Net Asset Value, End of Period	$ 10.99	$ 10.90
Total Return(d)		2 .92%(e)	5 .87%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 99,637	$ 94,354
Ratio of Expenses to Average Net Assets		1 .00%(f)	1 .00%(f)
Ratio of Gross Expenses to Average Net Assets(g)		1 .18%(f)	1 .29%(f)
Ratio of Net Investment Income to Average Net Assets		3 .79%(f)	3 .96%(f)
Portfolio Turnover Rate		21 .4%(f)	26 .6%(f)

	2010(a)	2009		2008	2007	2006	2005
GOVERNMENT & HIGH QUALITY BOND FUND(c)
Institutional shares
Net Asset Value, Beginning of Period	$ 10.90	$ 10.35	$ 10.54		$ 10.55	$ 10.53	$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)	0 .23(h)	0.50(h)		0.51(h)	0.51(h)	0.49	0.45(h)
Net Realized and Unrealized Gain (Loss) on
Investments	0 .10	0 .56		(0 .17)	0 .01	0 .05	(0 .30)
Total From Investment Operations	0 .33	1.06		0.34	0.52	0 .54	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .51)		(0 .53)	(0 .53)	(0 .52)	(0 .50)
Total Dividends and Distributions	(0 .25)	(0 .51)		(0 .53)	(0 .53)	(0 .52)	(0 .50)
Net Asset Value, End of Period	$ 10.98	$ 10.90	$ 10.35		$ 10.54	$ 10.55	$ 10.53
Total Return	3 .08%(e)	10 .42%		3 .23%	4.98%	5 .25%	1 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 952,654	$ 893,919	$ 1,037,568		$ 1,497,302	$ 1,521,330	$ 1,642,617
Ratio of Expenses to Average Net Assets	0 .51%(f)	0 .51%		0 .50%	0.50%	0 .52%	0 .54%
Ratio of Gross Expenses to Average Net Assets(i)	–	–		–	–	0 .52%	0 .54%
Ratio of Net Investment Income to Average Net Assets	4 .28%(f)	4 .66%		4 .79%	4.86%	4 .64%	4 .22%
Portfolio Turnover Rate	21 .4%(f)	26 .6%		5 .3%	13.6%	13 .0%	34 .0%

		2010(a)	2009(b)
GOVERNMENT & HIGH QUALITY BOND FUND(c)
R-1 shares
Net Asset Value, Beginning of Period	$ 10.90	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)		0 .19(h)	0.35(h)
Net Realized and Unrealized Gain (Loss) on Investments		0 .10	0 .24
Total From Investment Operations		0 .29	0.59
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .21)	(0 .37)
Total Dividends and Distributions		(0 .21)	(0 .37)
Net Asset Value, End of Period	$ 10.98	$ 10.90
Total Return		2 .68%(e)	5 .61%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,506	$ 2,796
Ratio of Expenses to Average Net Assets(j)		1 .29%(f)	1 .29%(f)
Ratio of Net Investment Income to Average Net Assets		3 .50%(f)	3 .66%(f)
Portfolio Turnover Rate		21 .4%(f)	26 .6%(f)

See accompanying notes.

450

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009(b)
GOVERNMENT & HIGH QUALITY BOND FUND(c)
R-2 shares
Net Asset Value, Beginning of Period	$ 10.90	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)	0 .20(h)	0.36(h)
Net Realized and Unrealized Gain (Loss) on Investments	0 .10	0 .24
Total From Investment Operations	0 .30	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .38)
Total Dividends and Distributions	(0 .22)	(0 .38)
Net Asset Value, End of Period	$ 10.98	$ 10.90
Total Return	2 .75%(e)	5 .73%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,937	$ 8,843
Ratio of Expenses to Average Net Assets(j)	1 .16%(f)	1 .16%(f)
Ratio of Net Investment Income to Average Net Assets	3 .63%(f)	3 .80%(f)
Portfolio Turnover Rate	21 .4%(f)	26 .6%(f)

	2010(a)	2009(b)
GOVERNMENT & HIGH QUALITY BOND FUND(c)
R-3 shares
Net Asset Value, Beginning of Period	$ 10.90	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)	0 .21(h)	0.38(h)
Net Realized and Unrealized Gain (Loss) on Investments	0 .10	0 .24
Total From Investment Operations	0 .31	0.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .40)
Total Dividends and Distributions	(0 .23)	(0 .40)
Net Asset Value, End of Period	$ 10.98	$ 10.90
Total Return	2 .84%(e)	5 .90%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,682	$ 11,551
Ratio of Expenses to Average Net Assets(j)	0 .98%(f)	0 .98%(f)
Ratio of Net Investment Income to Average Net Assets	3 .80%(f)	3 .98%(f)
Portfolio Turnover Rate	21 .4%(f)	26 .6%(f)

	2010(a)	2009(b)
GOVERNMENT & HIGH QUALITY BOND FUND(c)
R-4 shares
Net Asset Value, Beginning of Period	$ 10.90	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)	0 .22(h)	0.39(h)
Net Realized and Unrealized Gain (Loss) on Investments	0 .10	0 .24
Total From Investment Operations	0 .32	0.63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .41)
Total Dividends and Distributions	(0 .24)	(0 .41)
Net Asset Value, End of Period	$ 10.98	$ 10.90
Total Return	2 .94%(e)	6 .07%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,458	$ 4,235
Ratio of Expenses to Average Net Assets(j)	0 .79%(f)	0 .79%(f)
Ratio of Net Investment Income to Average Net Assets	3 .99%(f)	4 .17%(f)
Portfolio Turnover Rate	21 .4%(f)	26 .6%(f)

See accompanying notes.

451

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009(b)
GOVERNMENT & HIGH QUALITY BOND FUND(c)
R-5 shares
Net Asset Value, Beginning of Period	$ 10.90	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)	0 .22(h)	0.41(h)
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	0 .24
Total From Investment Operations	0 .33	0.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .43)
Total Dividends and Distributions	(0 .24)	(0 .43)
Net Asset Value, End of Period	$ 10.99	$ 10.90
Total Return	3 .09%(e)	6 .18%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,044	$ 11,805
Ratio of Expenses to Average Net Assets(j)	0 .67%(f)	0 .67%(f)
Ratio of Net Investment Income to Average Net Assets	4 .12%(f)	4 .29%(f)
Portfolio Turnover Rate	21 .4%(f)	26 .6%(f)

(a)	Six months ended April 30, 2010.
(b)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(c)	Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.
(h)	Calculated based on average shares outstanding during the period.
(i)	Expense ratio without reimbursement from Manager and/or custodian.
(j)	Reflects Manager's contractual expense limit.

See accompanying notes.

452

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period	$ 8.35	$ 8.64	$ 10.72	$ 10.79	$ 10.59	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .27	0 .44	0 .46	0 .42	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	0 .30	0 .08	(2 .07)	(0 .16)	0 .04	(0 .25)
Total From Investment Operations	0 .39	0.35	(1 .63)	0.30	0 .46	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .64)	(0 .45)	(0 .37)	(0 .25)	(0 .11)
Distributions from Realized Gains	–	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .37)	(0 .64)	(0 .45)	(0 .37)	(0 .26)	(0 .17)
Net Asset Value, End of Period	$ 8.37	$ 8.35	$ 8.64	$ 10.72	$ 10.79	$ 10.59
Total Return(c)	4 .78%(d)	4 .77%	(15 .89)%	2.85%	4 .46%	0 .80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,566	$ 26,081	$ 26,729	$ 34,054	$ 36,023	$ 36,958
Ratio of Expenses to Average Net Assets	1 .27%(e)	1 .19%	1 .08%	1.13%	1 .35%	1 .35%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	1 .18%	1 .08%
Ratio of Gross Expenses to Average Net Assets(g)	1 .32%(e)	1 .24%	–	–	1 .49%	1 .52%
Ratio of Net Investment Income to Average Net Assets	2 .29%(e)	3 .43%	4 .36%	4.38%	4 .01%	3 .08%
Portfolio Turnover Rate	405 .0%(e)	380 .0%	308 .8%	257.3%	268 .6%	177 .4%(h)

	2010(a)	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.42	$ 8.70	$ 10.80	$ 10.86	$ 10.66	$ 10.71
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0 .38	0 .50	0 .55	0 .50	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .29	0 .04	(2 .08)	(0 .17)	0 .03	(0 .26)
Total From Investment Operations	0 .42	0.42	(1 .58)	0.38	0 .53	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .70)	(0 .52)	(0 .44)	(0 .32)	(0 .14)
Distributions from Realized Gains	–	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .42)	(0 .70)	(0 .52)	(0 .44)	(0 .33)	(0 .20)
Net Asset Value, End of Period	$ 8.42	$ 8.42	$ 8.70	$ 10.80	$ 10.86	$ 10.66
Total Return	5 .26%(d)	5 .67%	(15 .34)%	3.63%	5 .12%	1 .46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 245	$ 309	$ 34,727	$ 29,755	$ 13,377	$ 2,494
Ratio of Expenses to Average Net Assets	0 .45%(e)	0 .45%	0 .43%	0.40%	0 .65%	0 .72%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .40%	0 .40%
Ratio of Gross Expenses to Average Net Assets(i)	16 .19%(e)	1.03%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	3 .10%(e)	4 .85%	5 .02%	5.13%	4 .76%	3 .90%
Portfolio Turnover Rate	405 .0%(e)	380 .0%	308 .8%	257.3%	268 .6%	177 .4%(h)

	2010(a)	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 8.36	$ 8.64	$ 10.74	$ 10.80	$ 10.60	$ 10.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .25	0 .41	0 .45	0 .41	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	0 .30	0 .10	(2 .08)	(0 .17)	0 .03	(0 .24)
Total From Investment Operations	0 .39	0.35	(1 .67)	0.28	0 .44	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .63)	(0 .43)	(0 .34)	(0 .23)	(0 .11)
Distributions from Realized Gains	–	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .37)	(0 .63)	(0 .43)	(0 .34)	(0 .24)	(0 .17)
Net Asset Value, End of Period	$ 8.38	$ 8.36	$ 8.64	$ 10.74	$ 10.80	$ 10.60
Total Return	4 .79%(d)	4 .72%	(16 .18)%	2.71%	4 .20%	0 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,002	$ 1,619	$ 1,407	$ 1,283	$ 681	$ 102
Ratio of Expenses to Average Net Assets	1 .43%(e)	1 .31%	1 .31%	1.28%	1 .54%	1 .61%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	1 .28%	1 .28%
Ratio of Net Investment Income to Average Net Assets	2 .14%(e)	3 .25%	4 .12%	4.25%	3 .88%	2 .99%
Portfolio Turnover Rate	405 .0%(e)	380 .0%	308 .8%	257.3%	268 .6%	177 .4%(h)

See accompanying notes.

453

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 8.28	$ 8.57	$ 10.64	$ 10.70	$ 10.51	$ 10.61
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .27	0 .44	0 .46	0 .41	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	0 .30	0 .08	(2 .06)	(0 .16)	0 .03	(0 .24)
Total From Investment Operations	0 .39	0.35	(1 .62)	0.30	0 .44	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .64)	(0 .45)	(0 .36)	(0 .24)	(0 .12)
Distributions from Realized Gains	–	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .36)	(0 .64)	(0 .45)	(0 .36)	(0 .25)	(0 .18)
Net Asset Value, End of Period	$ 8.31	$ 8.28	$ 8.57	$ 10.64	$ 10.70	$ 10.51
Total Return	4 .92%(d)	4 .75%	(15 .93)%	2.88%	4 .29%	0 .74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,178	$ 3,426	$ 3,630	$ 51,729	$ 4,737	$ 5,503
Ratio of Expenses to Average Net Assets	1 .30%(e)	1 .18%	1 .18%	1.15%	1 .46%	1 .44%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	1 .15%	1 .15%
Ratio of Net Investment Income to Average Net Assets	2 .26%(e)	3 .50%	4 .28%	4.35%	3 .91%	3 .04%
Portfolio Turnover Rate	405 .0%(e)	380 .0%	308 .8%	257.3%	268 .6%	177 .4%(h)

	2010(a)	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 8.30	$ 8.59	$ 10.67	$ 10.73	$ 10.53	$ 10.62
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .10	0 .29	0 .44	0 .48	0 .43	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	0 .29	0 .07	(2 .06)	(0 .16)	0 .04	(0 .24)
Total From Investment Operations	0 .39	0.36	(1 .62)	0.32	0 .47	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .65)	(0 .46)	(0 .38)	(0 .26)	(0 .12)
Distributions from Realized Gains	–	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .37)	(0 .65)	(0 .46)	(0 .38)	(0 .27)	(0 .18)
Net Asset Value, End of Period	$ 8.32	$ 8.30	$ 8.59	$ 10.67	$ 10.73	$ 10.53
Total Return	4 .91%(d)	4 .95%	(15 .84)%	3.06%	4 .57%	0 .90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,597	$ 5,878	$ 9,053	$ 9,052	$ 47,919	$ 39,642
Ratio of Expenses to Average Net Assets	1 .12%(e)	1 .00%	1 .00%	0.97%	1 .28%	1 .23%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .97%	0 .97%
Ratio of Net Investment Income to Average Net Assets	2 .44%(e)	3 .76%	4 .44%	4.55%	4 .09%	3 .15%
Portfolio Turnover Rate	405 .0%(e)	380 .0%	308 .8%	257.3%	268 .6%	177 .4%(h)

	2010(a)	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 8.30	$ 8.59	$ 10.68	$ 10.74	$ 10.54	$ 10.62
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0 .29	0 .46	0 .50	0 .45	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	0 .30	0 .09	(2 .07)	(0 .16)	0 .04	(0 .26)
Total From Investment Operations	0 .41	0.38	(1 .61)	0.34	0 .49	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .67)	(0 .48)	(0 .40)	(0 .28)	(0 .13)
Distributions from Realized Gains	–	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .39)	(0 .67)	(0 .48)	(0 .40)	(0 .29)	(0 .19)
Net Asset Value, End of Period	$ 8.32	$ 8.30	$ 8.59	$ 10.68	$ 10.74	$ 10.54
Total Return	5 .09%(d)	5 .18%	(15 .75)%	3.26%	4 .76%	1 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,006	$ 2,058	$ 2,401	$ 3,982	$ 1,748	$ 881
Ratio of Expenses to Average Net Assets	0 .93%(e)	0 .81%	0 .81%	0.78%	1 .06%	1 .12%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .78%	0 .78%
Ratio of Net Investment Income to Average Net Assets	2 .63%(e)	3 .82%	4 .62%	4.75%	4 .32%	3 .55%
Portfolio Turnover Rate	405 .0%(e)	380 .0%	308 .8%	257.3%	268 .6%	177 .4%(h)

See accompanying notes.

454

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 8.33	$ 8.62	$ 10.70	$ 10.77	$ 10.57	$ 10.64
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0 .32	0 .47	0 .51	0 .46	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	0 .29	0 .07	(2 .05)	(0 .17)	0 .05	(0 .25)
Total From Investment Operations	0 .40	0.39	(1 .58)	0.34	0 .51	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .68)	(0 .50)	(0 .41)	(0 .30)	(0 .13)
Distributions from Realized Gains	–	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .40)	(0 .68)	(0 .50)	(0 .41)	(0 .31)	(0 .19)
Net Asset Value, End of Period	$ 8.33	$ 8.33	$ 8.62	$ 10.70	$ 10.77	$ 10.57
Total Return	5 .05%(d)	5 .30%	(15 .52)%	3.28%	4 .89%	1 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,592	$ 4,961	$ 7,426	$ 45,071	$ 33,012	$ 25,333
Ratio of Expenses to Average Net Assets	0 .81%(e)	0 .69%	0 .69%	0.66%	0 .96%	0 .92%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .66%	0 .66%
Ratio of Net Investment Income to Average Net Assets	2 .76%(e)	4 .11%	4 .71%	4.87%	4 .41%	3 .48%
Portfolio Turnover Rate	405 .0%(e)	380 .0%	308 .8%	257.3%	268 .6%	177 .4%(h)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.
(h)	Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.
(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

455

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
HIGH YIELD FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.59	$ 6.10	$ 8.74	$ 8.78	$ 8.22	$ 8.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .34(b)	0.64(b)	0.62(b)	0 .62(b)	0.64	0.58
Net Realized and Unrealized Gain (Loss) on Investments	0 .43	1 .54	(2 .39)	0 .21	0 .55	(0 .03)
Total From Investment Operations	0 .77	2.18	(1 .77)	0.83	1 .19	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .35)	(0 .69)	(0 .63)	(0 .69)	(0 .63)	(0 .60)
Distributions from Realized Gains	–	–	(0 .24)	(0 .18)	–	–
Total Dividends and Distributions	(0 .35)	(0 .69)	(0 .87)	(0 .87)	(0 .63)	(0 .60)
Net Asset Value, End of Period	$ 8.01	$ 7.59	$ 6.10	$ 8.74	$ 8.78	$ 8.22
Total Return	10 .34%(c)	37 .90%	(22 .14)%	9.94%	15 .01%	6 .91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 807,738	$ 800,853	$ 447,491	$ 681,304	$ 571	$ 588
Ratio of Expenses to Average Net Assets	0 .55%(d)	0 .54%	0 .53%	0.53%	0 .57%	0 .59%
Ratio of Gross Expenses to Average Net Assets(e)	0 .55%(d)	–	–	–	0 .57%	0 .59%
Ratio of Net Investment Income to Average Net Assets	8 .81%(d)	9 .60%	7 .82%	7.07%	7 .64%	7 .09%
Portfolio Turnover Rate	79 .8%(d)	57 .0%	28 .8%	47.4%	85 .0%	94 .0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Expense ratio without reimbursement from Manager and/or custodian.

See accompanying notes.

456

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
HIGH YIELD FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 10.67	$ 8.19	$ 10.61	$ 10.61	$ 10.24	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .49	0 .91	0 .79	0 .75	0 .73	0 .54
Net Realized and Unrealized Gain (Loss) on Investments	0 .69	2 .33	(2 .89)	(0 .07)	0 .09	(0 .30)
Total From Investment Operations	1 .18	3.24	(2 .10)	0.68	0 .82	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .97)	(0 .76)	(0 .32)	(0 .68)	(0 .45)	–
Total Dividends and Distributions	(0 .97)	(0 .76)	(0 .32)	(0 .68)	(0 .45)	–
Net Asset Value, End of Period	$ 10.88	$ 10.67	$ 8.19	$ 10.61	$ 10.61	$ 10.24
Total Return	11 .73%(d)	44 .36%	(20 .38)%	6.64%	8 .27%	2 .40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,203,411	$ 1,015,076	$ 662,079	$ 506,755	$ 95,691	$ 71,355
Ratio of Expenses to Average Net Assets	0 .65%(e)	0 .65%	0 .65%	0.65%	0 .65%	0 .65%(e)
Ratio of Net Investment Income to Average Net Assets	9 .28%(e)	10 .34%	8 .00%	7.18%	7 .13%	6 .29%(e)
Portfolio Turnover Rate	95 .3%(e)	103 .8%	67 .7%	69.0%	104 .3%	93 .2%(e)

(a)	Six months ended April 30, 2010.
(b)	Period from December 29, 2004, date operations commenced, through October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

457

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009(b)
INCOME FUND
Class J shares
Net Asset Value, Beginning of Period	$ 9.28	$ 9.24
Income from Investment Operations:
Net Investment Income (Loss)	0 .24(c)	0.04(c)
Net Realized and Unrealized Gain (Loss) on Investments	0 .16	0 .04
Total From Investment Operations	0 .40	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .04)
Total Dividends and Distributions	(0 .27)	(0 .04)
Net Asset Value, End of Period	$ 9.41	$ 9.28
Total Return(d)	4 .40%(e)	0 .92%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,398	$ 1,631
Ratio of Expenses to Average Net Assets	1 .10%(f)	1 .10%(f)
Ratio of Gross Expenses to Average Net Assets(g)	1 .61%(f)	5 .78%(f)
Ratio of Net Investment Income to Average Net Assets	5 .20%(f)	5 .24%(f)
Portfolio Turnover Rate	16 .0%(f)	30 .6%(f)

	2010(a)	2009	2008	2007	2006	2005
INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.28	$ 7.85	$ 9.01	$ 9.11	$ 9.07	$ 9.48
Income from Investment Operations:
Net Investment Income (Loss)	0 .27(c)	0.55(c)	0.51(c)	0 .50(c)	0.51	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0 .16	1 .44	(1 .14)	(0 .06)	0 .05	(0 .38)
Total From Investment Operations	0 .43	1.99	(0 .63)	0.44	0 .56	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .56)	(0 .53)	(0 .54)	(0 .52)	(0 .52)
Total Dividends and Distributions	(0 .30)	(0 .56)	(0 .53)	(0 .54)	(0 .52)	(0 .52)
Net Asset Value, End of Period	$ 9.41	$ 9.28	$ 7.85	$ 9.01	$ 9.11	$ 9.07
Total Return	4 .70%(e)	26 .21%	(7 .51)%	4.88%	6 .41%	1 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 865,505	$ 809,271	$ 729,267	$ 960,941	$ 963,326	$ 903,915
Ratio of Expenses to Average Net Assets	0 .52%(f)	0 .51%	0 .50%	0.51%	0 .52%	0 .54%
Ratio of Gross Expenses to Average Net Assets(h)	–	–	–	–	0 .52%	0 .54%
Ratio of Net Investment Income to Average Net Assets	5 .83%(f)	6 .49%	5 .72%	5.51%	5 .64%	5 .20%
Portfolio Turnover Rate	16 .0%(f)	30 .6%	15 .5%	15.2%	26 .0%	20 .0%

2010(i)

INCOME FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 9.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .07(c)
Net Realized and Unrealized Gain (Loss) on Investments	0 .15
Total From Investment Operations	0 .22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)
Total Dividends and Distributions	(0 .08)
Net Asset Value, End of Period	$ 9.41
Total Return	2 .33%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10
Ratio of Expenses to Average Net Assets	1 .40%(f)
Ratio of Net Investment Income to Average Net Assets	4 .69%(f)
Portfolio Turnover Rate	16 .0%(f)

See accompanying notes.

458

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

2010(i)
INCOME FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 9.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .07(c)
Net Realized and Unrealized Gain (Loss) on Investments	0 .15
Total From Investment Operations	0 .22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)
Total Dividends and Distributions	(0 .08)
Net Asset Value, End of Period	$ 9.41
Total Return	2 .36%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10
Ratio of Expenses to Average Net Assets	1 .27%(f)
Ratio of Net Investment Income to Average Net Assets	4 .85%(f)
Portfolio Turnover Rate	16 .0%(f)

2010(i)
INCOME FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 9.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .08(c)
Net Realized and Unrealized Gain (Loss) on Investments	0 .14
Total From Investment Operations	0 .22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)
Total Dividends and Distributions	(0 .08)
Net Asset Value, End of Period	$ 9.41
Total Return	2 .39%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10
Ratio of Expenses to Average Net Assets	1 .09%(f)
Ratio of Net Investment Income to Average Net Assets	5 .01%(f)
Portfolio Turnover Rate	16 .0%(f)

2010(i)
INCOME FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 9.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .08(c)
Net Realized and Unrealized Gain (Loss) on Investments	0 .14
Total From Investment Operations	0 .22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)
Total Dividends and Distributions	(0 .08)
Net Asset Value, End of Period	$ 9.41
Total Return	2 .42%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10
Ratio of Expenses to Average Net Assets	0 .90%(f)
Ratio of Net Investment Income to Average Net Assets	5 .20%(f)
Portfolio Turnover Rate	16 .0%(f)

See accompanying notes.

459

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

2010(i)
INCOME FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 9.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .08(c)
Net Realized and Unrealized Gain (Loss) on Investments	0 .15
Total From Investment Operations	0 .23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)
Total Dividends and Distributions	(0 .09)
Net Asset Value, End of Period	$ 9.41
Total Return	2 .44%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10
Ratio of Expenses to Average Net Assets	0 .78%(f)
Ratio of Net Investment Income to Average Net Assets	5 .34%(f)
Portfolio Turnover Rate	16 .0%(f)

(a)	Six months ended April 30, 2010.
(b)	Period from September 30, 2009, date operations commenced, through October 31, 2009.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.
(h)	Expense ratio without reimbursement from custodian.
(i)	Period from March 1, 2010, date operations commenced, through April 30, 2010.

See accompanying notes.

460

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
INFLATION PROTECTION FUND
Class J shares
Net Asset Value, Beginning of Period	$ 7.51	$ 7.08	$ 9.45	$ 9.60	$ 9.81	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .04	0 .03	0 .46	0 .38	0 .53	0 .46
Net Realized and Unrealized Gain (Loss) on Investments	0 .24	0 .41	(2 .02)	(0 .13)	(0 .23)	(0 .32)
Total From Investment Operations	0 .28	0.44	(1 .56)	0.25	0 .30	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .01)	(0 .69)	(0 .40)	(0 .50)	(0 .33)
Distributions from Realized Gains	–	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	–	(0 .12)	–	–	–
Total Dividends and Distributions	(0 .04)	(0 .01)	(0 .81)	(0 .40)	(0 .51)	(0 .33)
Net Asset Value, End of Period	$ 7.75	$ 7.51	$ 7.08	$ 9.45	$ 9.60	$ 9.81
Total Return(d)	3 .71%(e)	6 .20%	(18 .05)%	2.64%	3 .08%	1 .38%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,916	$ 6,443	$ 7,961	$ 6,004	$ 5,650	$ 3,728
Ratio of Expenses to Average Net Assets	1 .15%(f)	1 .15%	1 .15%	1.15%	1 .21%	1 .35%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	N/A	1 .21%	0 .33%
Ratio of Gross Expenses to Average Net Assets(h)	1 .40%(f)	1 .46%	–	–	2 .81%	4 .24%(f)
Ratio of Net Investment Income to Average Net Assets	1 .19%(f)	0 .49%	5 .30%	4.00%	5 .49%	5 .46%(f)
Portfolio Turnover Rate	74 .4%(f)	109 .5%	32 .3%	88.2%	51 .4%	45 .5%(f)

	2010(a)	2009	2008	2007	2006	2005(b)
INFLATION PROTECTION FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.57	$ 7.08	$ 9.45	$ 9.57	$ 9.81	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .07	0 .11	0 .53	0 .51	0 .50	0 .45
Net Realized and Unrealized Gain (Loss) on Investments	0 .24	0 .39	(2 .02)	(0 .20)	(0 .23)	(0 .30)
Total From Investment Operations	0 .31	0.50	(1 .49)	0.31	0 .27	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .01)	(0 .75)	(0 .43)	(0 .50)	(0 .34)
Distributions from Realized Gains	–	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	–	(0 .13)	–	–	–
Total Dividends and Distributions	(0 .06)	(0 .01)	(0 .88)	(0 .43)	(0 .51)	(0 .34)
Net Asset Value, End of Period	$ 7.82	$ 7.57	$ 7.08	$ 9.45	$ 9.57	$ 9.81
Total Return	4 .05%(e)	7 .10%	(17 .46)%	3.34%	2 .77%	1 .49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 478,597	$ 439,388	$ 388,931	$ 461,619	$ 110,930	$ 70,984
Ratio of Expenses to Average Net Assets	0 .41%(f)	0 .41%	0 .41%	0.40%	1 .53%	1 .36%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	N/A	0 .40%	0 .40%
Ratio of Net Investment Income to Average Net Assets	1 .93%(f)	1 .55%	5 .95%	5.46%	5 .22%	5 .32%(f)
Portfolio Turnover Rate	74 .4%(f)	109 .5%	32 .3%	88.2%	51 .4%	45 .5%(f)

	2010(a)	2009	2008	2007	2006	2005(b)
INFLATION PROTECTION FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 7.48	$ 7.05	$ 9.42	$ 9.55	$ 9.79	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .04	(0 .02)	0 .44	0 .42	0 .46	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	0 .22	0 .46	(2 .01)	(0 .19)	(0 .26)	(0 .23)
Total From Investment Operations	0 .26	0.44	(1 .57)	0.23	0 .20	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .01)	(0 .69)	(0 .36)	(0 .43)	(0 .28)
Distributions from Realized Gains	–	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	–	(0 .11)	–	–	–
Total Dividends and Distributions	(0 .03)	(0 .01)	(0 .80)	(0 .36)	(0 .44)	(0 .28)
Net Asset Value, End of Period	$ 7.71	$ 7.48	$ 7.05	$ 9.42	$ 9.55	$ 9.79
Total Return	3 .54%(e)	6 .21%	(18 .21)%	2.42%	2 .07%	0 .70%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 563	$ 367	$ 430	$ 87	$ 41	$ 11
Ratio of Expenses to Average Net Assets	1 .29%(f)	1 .29%	1 .29%	1.28%	2 .47%	2 .13%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	N/A	1 .28%	1 .28%
Ratio of Net Investment Income to Average Net Assets	1 .04%(f)	(0 .31)%	5 .06%	4.47%	4 .77%	3 .53%(f)
Portfolio Turnover Rate	74 .4%(f)	109 .5%	32 .3%	88.2%	51 .4%	45 .5%(f)

See accompanying notes.

461

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005(b)
INFLATION PROTECTION FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 7.48	$ 7.05	$ 9.42	$ 9.54	$ 9.79	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .04	0 .06	0 .45	0 .39	0 .39	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	0 .23	0 .38	(2 .01)	(0 .14)	(0 .19)	(0 .23)
Total From Investment Operations	0 .27	0.44	(1 .56)	0.25	0 .20	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .01)	(0 .69)	(0 .37)	(0 .44)	(0 .29)
Distributions from Realized Gains	–	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	–	(0 .12)	–	–	–
Total Dividends and Distributions	(0 .04)	(0 .01)	(0 .81)	(0 .37)	(0 .45)	(0 .29)
Net Asset Value, End of Period	$ 7.71	$ 7.48	$ 7.05	$ 9.42	$ 9.54	$ 9.79
Total Return	3 .58%(e)	6 .22%	(18 .11)%	2.65%	2 .06%	0 .79%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 788	$ 732	$ 642	$ 625	$ 546	$ 12
Ratio of Expenses to Average Net Assets	1 .16%(f)	1 .16%	1 .16%	1.15%	2 .28%	1 .98%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	N/A	1 .15%	1 .15%
Ratio of Net Investment Income to Average Net Assets	1 .17%(f)	0 .86%	5 .19%	4.09%	4 .09%	3 .73%(f)
Portfolio Turnover Rate	74 .4%(f)	109 .5%	32 .3%	88.2%	51 .4%	45 .5%(f)

	2010(a)	2009	2008	2007	2006	2005(b)
INFLATION PROTECTION FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 7.50	$ 7.06	$ 9.43	$ 9.55	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .05	0 .08	0 .47	0 .41	0 .42	0 .34
Net Realized and Unrealized Gain (Loss) on Investments	0 .23	0 .37	(2 .01)	(0 .15)	(0 .21)	(0 .24)
Total From Investment Operations	0 .28	0.45	(1 .54)	0.26	0 .21	0.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .01)	(0 .70)	(0 .38)	(0 .45)	(0 .30)
Distributions from Realized Gains	–	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	–	(0 .13)	–	–	–
Total Dividends and Distributions	(0 .04)	(0 .01)	(0 .83)	(0 .38)	(0 .46)	(0 .30)
Net Asset Value, End of Period	$ 7.74	$ 7.50	$ 7.06	$ 9.43	$ 9.55	$ 9.80
Total Return	3 .77%(e)	6 .37%	(17 .95)%	2.82%	2 .19%	1 .01%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,306	$ 1,041	$ 904	$ 1,279	$ 781	$ 26
Ratio of Expenses to Average Net Assets	0 .98%(f)	0 .98%	0 .98%	0.97%	2 .07%	1 .90%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	N/A	0 .97%	0 .97%
Ratio of Net Investment Income to Average Net Assets	1 .37%(f)	1 .12%	5 .38%	4.35%	4 .37%	4 .10%(f)
Portfolio Turnover Rate	74 .4%(f)	109 .5%	32 .3%	88.2%	51 .4%	45 .5%(f)

	2010(a)	2009	2008	2007	2006	2005(b)
INFLATION PROTECTION FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 7.52	$ 7.06	$ 9.43	$ 9.55	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .06	0 .09	0 .47	0 .38	0 .45	0 .44
Net Realized and Unrealized Gain (Loss) on Investments	0 .23	0 .38	(1 .99)	(0 .10)	(0 .23)	(0 .32)
Total From Investment Operations	0 .29	0.47	(1 .52)	0.28	0 .22	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .01)	(0 .73)	(0 .40)	(0 .46)	(0 .32)
Distributions from Realized Gains	–	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	–	(0 .12)	–	–	–
Total Dividends and Distributions	(0 .05)	(0 .01)	(0 .85)	(0 .40)	(0 .47)	(0 .32)
Net Asset Value, End of Period	$ 7.76	$ 7.52	$ 7.06	$ 9.43	$ 9.55	$ 9.80
Total Return	3 .82%(e)	6 .67%	(17 .80)%	3.00%	2 .35%	1 .14%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 739	$ 359	$ 378	$ 271	$ 389	$ 76
Ratio of Expenses to Average Net Assets	0 .79%(f)	0 .79%	0 .79%	0.78%	1 .95%	1 .83%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	N/A	0 .78%	0 .78%
Ratio of Net Investment Income to Average Net Assets	1 .59%(f)	1 .28%	5 .40%	4.02%	4 .73%	5 .26%(f)
Portfolio Turnover Rate	74 .4%(f)	109 .5%	32 .3%	88.2%	51 .4%	45 .5%(f)

See accompanying notes.

462

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005(b)
INFLATION PROTECTION FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 7.54	$ 7.07	$ 9.44	$ 9.56	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .06	0 .04	0 .51	0 .45	0 .47	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	0 .23	0 .44	(2 .02)	(0 .16)	(0 .23)	(0 .19)
Total From Investment Operations	0 .29	0.48	(1 .51)	0.29	0 .24	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .01)	(0 .72)	(0 .41)	(0 .47)	(0 .32)
Distributions from Realized Gains	–	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	–	(0 .14)	–	–	–
Total Dividends and Distributions	(0 .05)	(0 .01)	(0 .86)	(0 .41)	(0 .48)	(0 .32)
Net Asset Value, End of Period	$ 7.78	$ 7.54	$ 7.07	$ 9.44	$ 9.56	$ 9.80
Total Return	3 .85%(e)	6 .81%	(17 .69)%	3.10%	2 .55%	1 .22%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 756	$ 635	$ 638	$ 625	$ 120	$ 73
Ratio of Expenses to Average Net Assets	0 .67%(f)	0 .67%	0 .67%	0.66%	1 .73%	1 .69%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	N/A	0 .66%	0 .66%
Ratio of Net Investment Income to Average Net Assets	1 .69%(f)	0 .53%	5 .75%	4.79%	4 .92%	3 .67%(f)
Portfolio Turnover Rate	74 .4%(f)	109 .5%	32 .3%	88.2%	51 .4%	45 .5%(f)

(a)	Six months ended April 30, 2010.
(b)	Period from December 29, 2004, date operations commenced, through October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Excludes interest expense paid on borrowings through reverse repurchase agreements.
(h)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

463

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
Net Asset Value, Beginning of Period	$ 20.05	$ 13.32	$ 38.42	$ 24.00	$ 18.95	$ 14.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	0 .13	0 .19	0 .23	0 .14	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	2 .63	6 .67	(19 .52)	16 .01	6 .85	5 .04
Total From Investment Operations	2 .59	6.80	(19 .33)	16.24	6 .99	5.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .07)	(0 .08)	(0 .07)	(0 .01)	–
Distributions from Realized Gains	–	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)
Total Dividends and Distributions	(0 .08)	(0 .07)	(5 .77)	(1 .82)	(1 .94)	(1 .16)
Net Asset Value, End of Period	$ 22.56	$ 20.05	$ 13.32	$ 38.42	$ 24.00	$ 18.95
Total Return(c)	12 .92%(d)	51 .33%	(58 .50)%	72.25%	39 .45%	36 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 198,626	$ 183,286	$ 113,241	$ 307,022	$ 141,628	$ 68,971
Ratio of Expenses to Average Net Assets	1 .82%(e)	1 .89%	1 .80%	1.80%	2 .04%	2 .22%
Ratio of Gross Expenses to Average Net Assets(f)	1 .87%(e)	1.94%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .39)%(e)	0 .85%	0 .75%	0.82%	0 .62%	1 .00%
Portfolio Turnover Rate	80 .0%(e)	133 .4%	127 .6%	141.6%	134 .0%	181 .2%(g)

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL EMERGING MARKETS FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 20.66	$ 13.78	$ 39.56	$ 24.69	$ 19.46	$ 15.16
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .25	0 .36	0.49	0 .24	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	2 .71	6 .84	(20 .17)	16.38	7 .09	5 .18
Total From Investment Operations	2 .73	7.09	(19 .81)	16.87	7 .33	5.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .21)	(0 .28)	(0 .25)	(0 .17)	–
Distributions from Realized Gains	–	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)
Total Dividends and Distributions	(0 .19)	(0 .21)	(5 .97)	(2 .00)	(2 .10)	(1 .16)
Net Asset Value, End of Period	$ 23.20	$ 20.66	$ 13.78	$ 39.56	$ 24.69	$ 19.46
Total Return	13 .22%(d)	52 .25%	(58 .27)%	73.27%	40 .45%	37 .88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 944,496	$ 830,134	$ 435,442	$ 802,809	$ 65,405	$ 1,507
Ratio of Expenses to Average Net Assets	1 .25%(e)	1 .27%	1 .26%	1.19%	1 .34%	1 .35%
Ratio of Gross Expenses to Average Net Assets	1 .25%(e),(h)	1 .27%(h)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .20%(e)	1 .50%	1 .36%	1.62%	1 .01%	1 .47%
Portfolio Turnover Rate	80 .0%(e)	133 .4%	127 .6%	141.6%	134 .0%	181 .2%(g)

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL EMERGING MARKETS FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 20.51	$ 13.60	$ 39.13	$ 24.43	$ 19.29	$ 15.22
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .07)	0 .10	0 .13	0 .17	0 .13	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	2 .69	6 .83	(19 .97)	16 .30	6 .94	5 .15
Total From Investment Operations	2 .62	6.93	(19 .84)	16.47	7 .07	5.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .02)	–	(0 .02)	–	–
Distributions from Realized Gains	–	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)
Total Dividends and Distributions	(0 .05)	(0 .02)	(5 .69)	(1 .77)	(1 .93)	(1 .16)
Net Asset Value, End of Period	$ 23.08	$ 20.51	$ 13.60	$ 39.13	$ 24.43	$ 19.29
Total Return	12 .78%(d)	51 .00%	(58 .65)%	71.79%	39 .14%	36 .15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,535	$ 7,457	$ 3,515	$ 7,171	$ 1,642	$ 79
Ratio of Expenses to Average Net Assets	2 .11%(e)	2 .13%	2 .14%	2.07%	2 .22%	2 .23%
Ratio of Net Investment Income to Average Net Assets	(0 .65)%(e)	0 .62%	0 .49%	0.58%	0 .57%	0 .43%
Portfolio Turnover Rate	80 .0%(e)	133 .4%	127 .6%	141.6%	134 .0%	181 .2%(g)

See accompanying notes.

464

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL EMERGING MARKETS FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 20.37	$ 13.50	$ 38.86	$ 24.28	$ 19.17	$ 15.05
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	0 .12	0 .15	0 .21	0 .12	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	2 .67	6 .78	(19 .80)	16 .17	6 .94	5 .07
Total From Investment Operations	2 .61	6.90	(19 .65)	16.38	7 .06	5.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .03)	(0 .02)	(0 .05)	(0 .02)	–
Distributions from Realized Gains	–	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)
Total Dividends and Distributions	(0 .06)	(0 .03)	(5 .71)	(1 .80)	(1 .95)	(1 .16)
Net Asset Value, End of Period	$ 22.92	$ 20.37	$ 13.50	$ 38.86	$ 24.28	$ 19.17
Total Return	12 .80%(d)	51 .18%	(58 .58)%	71.97%	39 .39%	36 .90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,938	$ 11,600	$ 6,741	$ 16,251	$ 3,981	$ 1,477
Ratio of Expenses to Average Net Assets	1 .98%(e)	2 .00%	2 .01%	1.94%	2 .09%	2 .10%
Ratio of Net Investment Income to Average Net Assets	(0 .54)%(e)	0 .77%	0 .58%	0.73%	0 .53%	1 .21%
Portfolio Turnover Rate	80 .0%(e)	133 .4%	127 .6%	141.6%	134 .0%	181 .2%(g)

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL EMERGING MARKETS FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 20.46	$ 13.59	$ 39.10	$ 24.42	$ 19.27	$ 15.09
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	0 .15	0 .20	0 .27	0 .17	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	2 .68	6 .80	(19 .94)	16 .26	6 .97	5 .10
Total From Investment Operations	2 .64	6.95	(19 .74)	16.53	7 .14	5.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .08)	(0 .08)	(0 .10)	(0 .06)	–
Distributions from Realized Gains	–	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)
Total Dividends and Distributions	(0 .10)	(0 .08)	(5 .77)	(1 .85)	(1 .99)	(1 .16)
Net Asset Value, End of Period	$ 23.00	$ 20.46	$ 13.59	$ 39.10	$ 24.42	$ 19.27
Total Return	12 .92%(d)	51 .48%	(58 .53)%	72.28%	39 .64%	37 .21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,220	$ 31,084	$ 15,136	$ 30,969	$ 6,949	$ 2,932
Ratio of Expenses to Average Net Assets	1 .80%(e)	1 .82%	1 .83%	1.76%	1 .91%	1 .92%
Ratio of Net Investment Income to Average Net Assets	(0 .34)%(e)	0 .91%	0 .77%	0.91%	0 .74%	1 .40%
Portfolio Turnover Rate	80 .0%(e)	133 .4%	127 .6%	141.6%	134 .0%	181 .2%(g)

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL EMERGING MARKETS FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 20.62	$ 13.72	$ 39.42	$ 24.61	$ 19.39	$ 15.16
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	0 .18	0 .27	0 .35	0 .20	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	2 .70	6 .86	(20 .13)	16 .36	7 .05	5 .11
Total From Investment Operations	2 .68	7.04	(19 .86)	16.71	7 .25	5.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .14)	(0 .15)	(0 .15)	(0 .10)	–
Distributions from Realized Gains	–	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)
Total Dividends and Distributions	(0 .13)	(0 .14)	(5 .84)	(1 .90)	(2 .03)	(1 .16)
Net Asset Value, End of Period	$ 23.17	$ 20.62	$ 13.72	$ 39.42	$ 24.61	$ 19.39
Total Return	13 .01%(d)	51 .79%	(58 .44)%	72.54%	40 .03%	37 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,900	$ 25,197	$ 11,432	$ 16,936	$ 2,150	$ 1,061
Ratio of Expenses to Average Net Assets	1 .61%(e)	1 .63%	1 .64%	1.57%	1 .72%	1 .73%
Ratio of Net Investment Income to Average Net Assets	(0 .17)%(e)	1 .08%	1 .04%	1.14%	0 .90%	1 .61%
Portfolio Turnover Rate	80 .0%(e)	133 .4%	127 .6%	141.6%	134 .0%	181 .2%(g)

See accompanying notes.

465

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL EMERGING MARKETS FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 20.67	$ 13.75	$ 39.49	$ 24.65	$ 19.43	$ 15.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0 .21	0 .27	0 .36	0 .24	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	2 .71	6 .85	(20 .13)	16 .41	7 .03	5 .14
Total From Investment Operations	2 .71	7.06	(19 .86)	16.77	7 .27	5.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .14)	(0 .19)	(0 .18)	(0 .12)	–
Distributions from Realized Gains	–	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)
Total Dividends and Distributions	(0 .15)	(0 .14)	(5 .88)	(1 .93)	(2 .05)	(1 .16)
Net Asset Value, End of Period	$ 23.23	$ 20.67	$ 13.75	$ 39.49	$ 24.65	$ 19.43
Total Return	13 .11%(d)	51 .90%	(58 .39)%	72.80%	40 .09%	37 .57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,928	$ 33,821	$ 14,985	$ 46,271	$ 12,766	$ 5,847
Ratio of Expenses to Average Net Assets	1 .49%(e)	1 .51%	1 .52%	1.45%	1 .60%	1 .61%
Ratio of Net Investment Income to Average Net Assets	(0 .04)%(e)	1 .26%	1 .01%	1.22%	1 .07%	1 .62%
Portfolio Turnover Rate	80 .0%(e)	133 .4%	127 .6%	141.6%	134 .0%	181 .2%(g)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

466

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 10.31	$ 8.81	$ 18.70	$ 15.46	$ 12.74	$ 10.89
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .14	0 .27	0 .24	0 .18	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	1 .63	(8 .27)	4.09	3 .05	1 .82
Total From Investment Operations	0 .26	1.77	(8 .00)	4.33	3 .23	1.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .27)	(0 .24)	(0 .17)	(0 .10)	(0 .05)
Distributions from Realized Gains	–	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)
Total Dividends and Distributions	(0 .16)	(0 .27)	(1 .89)	(1 .09)	(0 .51)	(0 .14)
Net Asset Value, End of Period	$ 10.41	$ 10.31	$ 8.81	$ 18.70	$ 15.46	$ 12.74
Total Return	2 .52%(c)	20 .69%	(47 .44)%	29.66%	26 .22%	18 .33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,368,716	$ 1,464,299	$ 859,383	$ 1,903,137	$ 874,559	$ 537,573
Ratio of Expenses to Average Net Assets	1 .09%(d)	1 .12%	1 .10%	1.08%	1 .09%	1 .10%
Ratio of Expenses to Average Net Assets (Excluding
Interest Expense and Fees)	N/A	1.11%	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets	1 .12%(d),(e)	1 .13%(e)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .17%(d)	1 .62%	1 .91%	1.44%	1 .26%	1 .31%
Portfolio Turnover Rate	107 .2%(d)	102 .4%	123 .6%	91.1%	66 .1%	60 .1%

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL FUND I
R-1 shares
Net Asset Value, Beginning of Period	$ 10.23	$ 8 .73	$ 18.55	$ 15 .34	$ 12 .66	$ 10 .96
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .06	0 .14	0 .07	0 .06	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .18	1 .62	(8 .21)	4 .09	3 .03	1 .82
Total From Investment Operations	0 .20	1.68	(8 .07)	4.16	3 .09	1.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .18)	(0 .10)	(0 .03)	–	(0 .04)
Distributions from Realized Gains	–	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)
Total Dividends and Distributions	(0 .09)	(0 .18)	(1 .75)	(0 .95)	(0 .41)	(0 .13)
Net Asset Value, End of Period	$ 10.34	$ 10.23	$ 8.73	$ 18 .55	$ 15 .34	$ 12.66
Total Return	1 .96%(c)	19 .63%	(47 .90)%	28.53%	25 .09%	16 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,633	$ 6,204	$ 3,137	$ 4,613	$ 2,041	$ 339
Ratio of Expenses to Average Net Assets	1 .96%(d),(f)	2 .00%(f)	1 .98%	1.96%	1 .97%	1 .98%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	N/A	1 .99%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0 .35%(d)	0 .74%	1 .03%	0.44%	0 .45%	0 .11%
Portfolio Turnover Rate	107 .2%(d)	102 .4%	123 .6%	91 .1%	66 .1%	60 .1%

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL FUND I
R-2 shares
Net Asset Value, Beginning of Period	$ 10.22	$ 8.71	$ 18.51	$ 15.31	$ 12.62	$ 10 .86
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .07	0 .15	0 .10	0 .08	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	1 .62	(8 .18)	4 .07	3 .02	1 .81
Total From Investment Operations	0 .22	1.69	(8 .03)	4.17	3 .10	1.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .18)	(0 .12)	(0 .05)	–	(0 .04)
Distributions from Realized Gains	–	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)
Total Dividends and Distributions	(0 .10)	(0 .18)	(1 .77)	(0 .97)	(0 .41)	(0 .13)
Net Asset Value, End of Period	$ 10.34	$ 10.22	$ 8.71	$ 18.51	$ 15.31	$ 12.62
Total Return	2 .13%(c)	19 .73%	(47 .83)%	28.69%	25 .28%	17 .47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,707	$ 11,435	$ 7,877	$ 18,566	$ 15,001	$ 7,835
Ratio of Expenses to Average Net Assets	1 .83%(d),(f)	1 .87%(f)	1 .85%	1.83%	1 .84%	1 .85%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	N/A	1 .86%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0 .39%(d)	0 .86%	1 .09%	0.62%	0 .55%	0 .63%
Portfolio Turnover Rate	107 .2%(d)	102 .4%	123 .6%	91.1%	66 .1%	60 .1%

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL FUND I
R-3 shares
Net Asset Value, Beginning of Period	$ 10.23	$ 8.73	$ 18.54	$ 15.34	$ 12.65	$ 10 .87
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .09	0 .17	0 .14	0 .11	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	1 .61	(8 .18)	4 .06	3 .02	1 .80
Total From Investment Operations	0 .23	1.70	(8 .01)	4.20	3 .13	1.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .20)	(0 .15)	(0 .08)	(0 .03)	(0 .04)
Distributions from Realized Gains	–	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)
Total Dividends and Distributions	(0 .12)	(0 .20)	(1 .80)	(1 .00)	(0 .44)	(0 .13)
Net Asset Value, End of Period	$ 10.34	$ 10.23	$ 8.73	$ 18.54	$ 15.34	$ 12.65
Total Return	2 .20%(c)	19 .95%	(47 .71)%	28.88%	25 .45%	17 .66%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,954	$ 12,634	$ 9,728	$ 23,869	$ 16,367	$ 7,195
Ratio of Expenses to Average Net Assets	1 .65%(d),(f)	1 .69%(f)	1 .67%	1.65%	1 .66%	1 .67%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	N/A	1 .68%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0 .62%(d)	1 .07%	1 .23%	0.82%	0 .77%	0 .92%
Portfolio Turnover Rate	107 .2%(d)	102 .4%	123 .6%	91.1%	66 .1%	60 .1%

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL FUND I
R-4 shares
Net Asset Value, Beginning of Period	$ 10.26	$ 8.77	$ 18.61	$ 15.39	$ 12 .68	$ 10 .88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .11	0 .21	0 .17	0 .12	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	0 .18	1 .61	(8 .22)	4 .08	3 .05	1 .80
Total From Investment Operations	0 .23	1.72	(8 .01)	4.25	3 .17	1.93
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .23)	(0 .18)	(0 .11)	(0 .05)	(0 .04)
Distributions from Realized Gains	–	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)
Total Dividends and Distributions	(0 .12)	(0 .23)	(1 .83)	(1 .03)	(0 .46)	(0 .13)
Net Asset Value, End of Period	$ 10.37	$ 10.26	$ 8.77	$ 18.61	$ 15 .39	$ 12.68
Total Return	2 .25%(c)	20 .10%	(47 .60)%	29.15%	25 .79%	17 .84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,195	$ 13,714	$ 9,358	$ 17,374	$ 8,930	$ 4,807
Ratio of Expenses to Average Net Assets	1 .46%(d),(f)	1 .50%(f)	1 .48%	1.46%	1 .47%	1 .48%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	N/A	1 .49%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0 .88%(d)	1 .27%	1 .51%	1.06%	0 .86%	1 .04%
Portfolio Turnover Rate	107 .2%(d)	102 .4%	123 .6%	91.1%	66 .1%	60 .1%

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL FUND I
R-5 shares
Net Asset Value, Beginning of Period	$ 10.28	$ 8.77	$ 18.62	$ 15.40	$ 12.69	$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .12	0 .23	0 .18	0 .15	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	0 .19	1 .62	(8 .24)	4 .08	3 .04	1 .81
Total From Investment Operations	0 .24	1.74	(8 .01)	4.26	3 .19	1.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .23)	(0 .19)	(0 .12)	(0 .07)	(0 .04)
Distributions from Realized Gains	–	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)
Total Dividends and Distributions	(0 .14)	(0 .23)	(1 .84)	(1 .04)	(0 .48)	(0 .13)
Net Asset Value, End of Period	$ 10.38	$ 10.28	$ 8.77	$ 18.62	$ 15.40	$ 12.69
Total Return	2 .34%(c)	20 .39%	(47 .57)%	29.30%	25 .92%	17 .95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,095	$ 22,619	$ 17,108	$ 36,555	$ 24,331	$ 13,279
Ratio of Expenses to Average Net Assets	1 .34%(d),(f)	1 .38%(f)	1 .36%	1.34%	1 .35%	1 .36%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	N/A	1 .37%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0 .98%(d)	1 .36%	1 .59%	1.12%	1 .06%	1 .07%
Portfolio Turnover Rate	107 .2%(d)	102 .4%	123 .6%	91.1%	66 .1%	60 .1%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

468

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2010(a)		2009	2008	2007	2006	2005
INTERNATIONAL GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period	$ 7.58		$ 6.77		$ 15.17	$ 13.00	$ 11.20	$ 9.95
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .03		0 .06	0 .10	0 .08	0 .03	0 .05
Net Realized and Unrealized Gain (Loss) on Investments		0 .44		0 .85	(7 .25)	3 .37	2 .78	2 .16
Total From Investment Operations		0 .47		0.91	(7 .15)	3.45	2 .81	2.21
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .08)		(0 .10)	(0 .03)	(0 .03)	(0 .02)	(0 .09)
Distributions from Realized Gains		–		–	(1 .22)	(1 .25)	(0 .99)	(0 .87)
Total Dividends and Distributions		(0 .08)		(0 .10)	(1 .25)	(1 .28)	(1 .01)	(0 .96)
Net Asset Value, End of Period	$ 7.97		$ 7.58		$ 6.77	$ 15.17	$ 13.00	$ 11.20
Total Return(c)		6 .17%(d)	13 .67%		(51 .10)%	28.89%	26 .78%	23 .63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 38,704		$ 38,201		$ 36,673	$ 87,193	$ 64,748	$ 44,266
Ratio of Expenses to Average Net Assets		1 .66%(e)		1 .70%	1 .56%	1.63%	1 .72%	1 .88%
Ratio of Gross Expenses to Average Net Assets(f)		1 .71%(e)		1 .75%	–	–	1 .72%	1 .88%
Ratio of Net Investment Income to Average Net Assets		0 .64%(e)		0 .85%	0 .84%	0.59%	0 .27%	0 .47%
Portfolio Turnover Rate	102 .0%(e)		137 .7%		125 .2%	129.4%	134 .7%	139 .5%

	2010(a)		2009		2008	2007	2006	2005
INTERNATIONAL GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.77	$ 6.95		$ 15.54	$ 13.30		$ 11.44	$ 10.07
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05		0 .11		0 .17	0 .17	0 .12	0 .14
Net Realized and Unrealized Gain (Loss) on
Investments	0 .44		0 .87		(7 .43)	3 .45	2 .84	2 .20
Total From Investment Operations	0 .49		0.98		(7 .26)	3.62	2 .96	2.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)		(0 .16)		(0 .11)	(0 .13)	(0 .11)	(0 .10)
Distributions from Realized Gains	–		–		(1 .22)	(1 .25)	(0 .99)	(0 .87)
Total Dividends and Distributions	(0 .13)		(0 .16)		(1 .33)	(1 .38)	(1 .10)	(0 .97)
Net Asset Value, End of Period	$ 8.13	$ 7.77		$ 6.95	$ 15.54		$ 13.30	$ 11.44
Total Return	6 .35%(d)		14 .51%		(50 .81)%	29.74%	27 .80%	24 .71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,257,986	$ 1,196,275		$ 1,236,938	$ 2,268,322		$ 1,129,504	$ 644,994
Ratio of Expenses to Average Net Assets	1 .01%(e)		1 .01%		1 .00%	0.97%	0 .99%	1 .00%
Ratio of Net Investment Income to Average Net Assets.	1 .29%(e)		1 .61%		1 .45%	1.25%	0 .99%	1 .33%
Portfolio Turnover Rate	102 .0%(e)		137 .7%		125 .2%	129.4%	134 .7%	139 .5%

		2010(a)		2009	2008	2007	2006	2005
INTERNATIONAL GROWTH FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 7.74		$ 6.87		$ 15.39	$ 13.18	$ 11.35	$ 10.11
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .02		0 .06	0 .06	0 .05	0 .01	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments		0 .44		0 .88	(7 .36)	3 .42	2 .82	2 .22
Total From Investment Operations		0 .46		0.94	(7 .30)	3.47	2 .83	2.20
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .04)		(0 .07)	–	(0 .01)	(0 .01)	(0 .09)
Distributions from Realized Gains		–		–	(1 .22)	(1 .25)	(0 .99)	(0 .87)
Total Dividends and Distributions		(0 .04)		(0 .07)	(1 .22)	(1 .26)	(1 .00)	(0 .96)
Net Asset Value, End of Period	$ 8.16		$ 7.74		$ 6.87	$ 15.39	$ 13.18	$ 11.35
Total Return		6 .00%(d)	13 .75%		(51 .27)%	28.58%	26 .63%	23 .16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,302		$ 1,253		$ 1,733	$ 3,543	$ 2,481	$ 177
Ratio of Expenses to Average Net Assets		1 .88%(e)		1 .88%	1 .88%	1.85%	1 .87%	1 .88%
Ratio of Net Investment Income to Average Net Assets		0 .40%(e)		0 .89%	0 .54%	0.37%	0 .11%	(0 .17)%
Portfolio Turnover Rate	102 .0%(e)		137 .7%		125 .2%	129.4%	134 .7%	139 .5%

See accompanying notes.

469

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL GROWTH FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 7.56	$ 6.72	$ 15.08	$ 12.94	$ 11.16	$ 9.91
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .05	0 .07	0 .07	0 .03	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .43	0 .86	(7 .19)	3 .35	2 .77	2 .15
Total From Investment Operations	0 .45	0.91	(7 .12)	3.42	2 .80	2.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .07)	(0 .02)	(0 .03)	(0 .03)	(0 .09)
Distributions from Realized Gains	–	–	(1 .22)	(1 .25)	(0 .99)	(0 .87)
Total Dividends and Distributions	(0 .07)	(0 .07)	(1 .24)	(1 .28)	(1 .02)	(0 .96)
Net Asset Value, End of Period	$ 7.94	$ 7.56	$ 6.72	$ 15.08	$ 12.94	$ 11.16
Total Return	6 .01%(d)	13 .71%	(51 .20)%	28.76%	26 .82%	23 .76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,203	$ 6,273	$ 6,325	$ 17,310	$ 13,931	$ 9,357
Ratio of Expenses to Average Net Assets	1 .75%(e)	1 .75%	1 .75%	1.72%	1 .74%	1 .75%
Ratio of Net Investment Income to Average Net Assets	0 .52%(e)	0 .78%	0 .63%	0.49%	0 .26%	0 .57%
Portfolio Turnover Rate	102 .0%(e)	137 .7%	125 .2%	129.4%	134 .7%	139 .5%

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL GROWTH FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 8.02	$ 7.14	$ 15.94	$ 13.60	$ 11.68	$ 10.31
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .07	0 .10	0 .09	0 .06	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .46	0 .91	(7 .65)	3 .55	2 .90	2 .26
Total From Investment Operations	0 .49	0.98	(7 .55)	3.64	2 .96	2.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .10)	(0 .03)	(0 .05)	(0 .05)	(0 .10)
Distributions from Realized Gains	–	–	(1 .22)	(1 .25)	(0 .99)	(0 .87)
Total Dividends and Distributions	(0 .08)	(0 .10)	(1 .25)	(1 .30)	(1 .04)	(0 .97)
Net Asset Value, End of Period	$ 8.43	$ 8.02	$ 7.14	$ 15.94	$ 13.60	$ 11.68
Total Return	6 .14%(d)	13 .92%	(51 .13)%	29.04%	27 .01%	24 .03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,141	$ 18,400	$ 19,243	$ 40,890	$ 27,967	$ 10,090
Ratio of Expenses to Average Net Assets	1 .57%(e)	1 .57%	1 .57%	1.54%	1 .56%	1 .57%
Ratio of Net Investment Income to Average Net Assets	0 .71%(e)	0 .98%	0 .85%	0.67%	0 .48%	0 .70%
Portfolio Turnover Rate	102 .0%(e)	137 .7%	125 .2%	129.4%	134 .7%	139 .5%

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL GROWTH FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 7.68	$ 6.85	$ 15.33	$ 13.14	$ 11.32	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .08	0 .13	0 .12	0 .07	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	0 .45	0 .86	(7 .33)	3 .40	2 .81	2 .17
Total From Investment Operations	0 .48	0.94	(7 .20)	3.52	2 .88	2.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .11)	(0 .06)	(0 .08)	(0 .07)	(0 .10)
Distributions from Realized Gains	–	–	(1 .22)	(1 .25)	(0 .99)	(0 .87)
Total Dividends and Distributions	(0 .10)	(0 .11)	(1 .28)	(1 .33)	(1 .06)	(0 .97)
Net Asset Value, End of Period	$ 8.06	$ 7.68	$ 6.85	$ 15.33	$ 13.14	$ 11.32
Total Return	6 .22%(d)	13 .99%	(50 .97)%	29.20%	27 .26%	24 .31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,438	$ 6,253	$ 8,349	$ 25,726	$ 16,100	$ 9,188
Ratio of Expenses to Average Net Assets	1 .38%(e)	1 .38%	1 .38%	1.35%	1 .37%	1 .38%
Ratio of Net Investment Income to Average Net Assets	0 .69%(e)	1 .15%	1 .11%	0.87%	0 .59%	1 .09%
Portfolio Turnover Rate	102 .0%(e)	137 .7%	125 .2%	129.4%	134 .7%	139 .5%

See accompanying notes.

470

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
INTERNATIONAL GROWTH FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 7.70	$ 6.88	$ 15.39	$ 13.18	$ 11.35	$ 10.02
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .09	0 .13	0 .13	0 .09	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	0 .45	0 .86	(7 .34)	3 .42	2 .81	2 .19
Total From Investment Operations	0 .49	0.95	(7 .21)	3.55	2 .90	2.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .13)	(0 .08)	(0 .09)	(0 .08)	(0 .10)
Distributions from Realized Gains	–	–	(1 .22)	(1 .25)	(0 .99)	(0 .87)
Total Dividends and Distributions	(0 .11)	(0 .13)	(1 .30)	(1 .34)	(1 .07)	(0 .97)
Net Asset Value, End of Period	$ 8.08	$ 7.70	$ 6.88	$ 15.39	$ 13.18	$ 11.35
Total Return	6 .40%(d)	14 .10%	(50 .91)%	29.42%	27 .41%	24 .38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,247	$ 13,659	$ 11,818	$ 28,010	$ 17,420	$ 7,441
Ratio of Expenses to Average Net Assets	1 .26%(e)	1 .26%	1 .26%	1.23%	1 .25%	1 .26%
Ratio of Net Investment Income to Average Net Assets	0 .98%(e)	1 .34%	1 .09%	0.99%	0 .74%	1 .00%
Portfolio Turnover Rate	102 .0%(e)	137 .7%	125 .2%	129.4%	134 .7%	139 .5%
(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

471

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008(b)
INTERNATIONAL VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 10.70	$ 8.62	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .08	0 .20	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .32	1 .90	(1 .38)
Total From Investment Operations	0 .40	2.10	(1 .38)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .02)	–
Distributions from Realized Gains	(0 .27)	–	–
Total Dividends and Distributions	(0 .45)	(0 .02)	–
Net Asset Value, End of Period	$ 10.65	$ 10.70	$ 8.62
Total Return	3 .69%(d)	24 .39%	(13 .80)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,043,288	$ 963,192	$ 364,462
Ratio of Expenses to Average Net Assets	1 .09%(e),(f)	1 .12%(f)	1 .13%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .52%(e)	2 .22%	(0 .57)%(e)
Portfolio Turnover Rate	64 .5%(e)	77 .7%	33 .1%(e)

(a)	Six months ended April 30, 2010.
(b)	Period from September 30, 2008, date operations commenced, through October 31, 2008.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND I
Class J shares
Net Asset Value, Beginning of Period	$ 6.70	$ 6.38	$ 10.48	$ 9.37	$ 8.27	$ 7.67
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .08	0 .09	0 .07	0 .06	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	0 .32	(3 .85)	1 .04	1 .09	0 .64
Total From Investment Operations	1 .02	0.40	(3 .76)	1.11	1 .15	0.70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .08)	(0 .06)	–	(0 .02)	(0 .06)
Distributions from Realized Gains	–	–	(0 .28)	–	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .06)	(0 .08)	(0 .34)	–	(0 .05)	(0 .10)
Net Asset Value, End of Period	$ 7.66	$ 6.70	$ 6.38	$ 10.48	$ 9.37	$ 8.27
Total Return(c)	15 .34%(d)	6 .46%	(37 .02)%	11.89%	14 .01%	9 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,790	$ 30,908	$ 32,309	$ 56,114	$ 48,534	$ 33,926
Ratio of Expenses to Average Net Assets	1 .08%(e),(f)	1 .11%(f)	1 .02%	1.06%	1 .14%	1 .20%
Ratio of Gross Expenses to Average Net Assets(g)	1 .14%(e)	1 .17%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .89%(e)	1 .28%	1 .06%	0.74%	0 .64%	0 .78%
Portfolio Turnover Rate	49 .4%(e)	94 .4%	100 .6%	106.2%	65 .1%	148 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 6.77	$ 6.46	$ 10.60	$ 9.48	$ 8.38	$ 7.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .11	0 .14	0 .13	0 .06	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	0 .33	(3 .88)	1 .06	1 .16	0 .63
Total From Investment Operations	1 .06	0.44	(3 .74)	1.19	1 .22	0.76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .13)	(0 .12)	(0 .07)	(0 .09)	(0 .06)
Distributions from Realized Gains	–	–	(0 .28)	–	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .11)	(0 .13)	(0 .40)	(0 .07)	(0 .12)	(0 .10)
Net Asset Value, End of Period	$ 7.72	$ 6.77	$ 6.46	$ 10.60	$ 9.48	$ 8.38
Total Return	15 .70%(d)	7 .10%	(36 .58)%	12.61%	14 .67%	9 .86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 902,006	$ 773,554	$ 565,475	$ 670,138	$ 95,233	$ 9
Ratio of Expenses to Average Net Assets	0 .44%(e),(f)	0 .45%(f)	0 .45%	0.44%	0 .45%	0 .45%
Ratio of Net Investment Income to Average Net Assets	1 .53%(e)	1 .87%	1 .62%	1.28%	0 .65%	1 .58%
Portfolio Turnover Rate	49 .4%(e)	94 .4%	100 .6%	106.2%	65 .1%	148 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND I
R-1 shares
Net Asset Value, Beginning of Period	$ 6.72	$ 6 .39	$ 10.50	$ 9 .41	$ 8 .31	$ 7.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .06	0 .06	0 .04	0 .03	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	0 .33	(3 .86)	1 .05	1 .11	0 .63
Total From Investment Operations	1 .03	0.39	(3 .80)	1.09	1 .14	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .06)	(0 .03)	–	(0 .01)	(0 .06)
Distributions from Realized Gains	–	–	(0 .28)	–	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .06)	(0 .06)	(0 .31)	–	(0 .04)	(0 .10)
Net Asset Value, End of Period	$ 7.69	$ 6.72	$ 6.39	$ 10 .50	$ 9 .41	$ 8.31
Total Return	15 .34%(d)	6 .19%	(37 .22)%	11.58%	13 .78%	8 .87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,109	$ 980	$ 746	$ 1,019	$ 671	$ 11
Ratio of Expenses to Average Net Assets	1 .32%(e),(f)	1 .33%(f)	1 .33%	1.32%	1 .33%	1 .33%
Ratio of Net Investment Income to Average Net Assets	0 .66%(e)	1 .02%	0 .75%	0.44%	0 .38%	0 .70%
Portfolio Turnover Rate	49 .4%(e)	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(h)

See accompanying notes.

473

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND I
R-2 shares
Net Asset Value, Beginning of Period	$ 6.78	$ 6 .43	$ 10.55	$ 9 .45	$ 8 .34	$ 7.74
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .07	0 .08	0 .06	0 .05	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	0 .33	(3 .88)	1 .04	1 .11	0 .64
Total From Investment Operations	1 .04	0.40	(3 .80)	1.10	1 .16	0.70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .05)	(0 .04)	–	(0 .02)	(0 .06)
Distributions from Realized Gains	–	–	(0 .28)	–	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .06)	(0 .05)	(0 .32)	–	(0 .05)	(0 .10)
Net Asset Value, End of Period	$ 7.76	$ 6.78	$ 6.43	$ 10 .55	$ 9 .45	$ 8.34
Total Return	15 .34%(d)	6 .33%	(37 .06)%	11.64%	14 .00%	8 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,889	$ 1,681	$ 1,988	$ 4,227	$ 4,353	$ 3,573
Ratio of Expenses to Average Net Assets	1 .19%(e),(f)	1 .20%(f)	1 .20%	1.19%	1 .20%	1 .20%
Ratio of Net Investment Income to Average Net Assets	0 .79%(e)	1 .22%	0 .88%	0.62%	0 .57%	0 .70%
Portfolio Turnover Rate	49 .4%(e)	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND I
R-3 shares
Net Asset Value, Beginning of Period	$ 6.81	$ 6 .46	$ 10.60	$ 9 .49	$ 8 .38	$ 7.76
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .09	0 .09	0 .08	0 .06	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	0 .32	(3 .89)	1 .04	1 .12	0 .64
Total From Investment Operations	1 .05	0.41	(3 .80)	1.12	1 .18	0.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .06)	(0 .06)	(0 .01)	(0 .04)	(0 .06)
Distributions from Realized Gains	–	–	(0 .28)	–	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .05)	(0 .06)	(0 .34)	(0 .01)	(0 .07)	(0 .10)
Net Asset Value, End of Period	$ 7.81	$ 6.81	$ 6.46	$ 10 .60	$ 9 .49	$ 8.38
Total Return	15 .41%(d)	6 .50%	(36 .95)%	11.85%	14 .13%	9 .24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 666	$ 675	$ 1,463	$ 3,964	$ 3,784	$ 1,095
Ratio of Expenses to Average Net Assets	1 .01%(e),(f)	1 .02%(f)	1 .02%	1.01%	1 .02%	1 .02%
Ratio of Net Investment Income to Average Net Assets	0 .98%(e)	1 .42%	1 .06%	0.79%	0 .72%	0 .99%
Portfolio Turnover Rate	49 .4%(e)	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND I
R-4 shares
Net Asset Value, Beginning of Period	$ 6.80	$ 6 .47	$ 10.62	$ 9 .50	$ 8 .39	$ 7.76
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .09	0 .11	0 .09	0 .08	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	0 .33	(3 .90)	1 .06	1 .11	0 .65
Total From Investment Operations	1 .05	0.42	(3 .79)	1.15	1 .19	0.73
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .09)	(0 .08)	(0 .03)	(0 .05)	(0 .06)
Distributions from Realized Gains	–	–	(0 .28)	–	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .07)	(0 .09)	(0 .36)	(0 .03)	(0 .08)	(0 .10)
Net Asset Value, End of Period	$ 7.78	$ 6.80	$ 6.47	$ 10 .62	$ 9 .50	$ 8.39
Total Return	15 .56%(d)	6 .76%	(36 .85)%	12.16%	14 .33%	9 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,427	$ 1,292	$ 1,694	$ 4,241	$ 2,436	$ 1,834
Ratio of Expenses to Average Net Assets	0 .82%(e),(f)	0 .83%(f)	0 .83%	0.82%	0 .83%	0 .83%
Ratio of Net Investment Income to Average Net Assets	1 .15%(e)	1 .54%	1 .28%	0.93%	0 .94%	0 .94%
Portfolio Turnover Rate	49 .4%(e)	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(h)

See accompanying notes.

474

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND I
R-5 shares
Net Asset Value, Beginning of Period	$ 6.83	$ 6 .50	$ 10.66	$ 9 .54	$ 8 .42	$ 7.78
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .09	0 .12	0 .11	0 .10	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	0 .33	(3 .91)	1 .05	1 .11	0 .63
Total From Investment Operations	1 .06	0.42	(3 .79)	1.16	1 .21	0.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .09)	(0 .09)	(0 .04)	(0 .06)	(0 .06)
Distributions from Realized Gains	–	–	(0 .28)	–	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .09)	(0 .09)	(0 .37)	(0 .04)	(0 .09)	(0 .10)
Net Asset Value, End of Period	$ 7.80	$ 6.83	$ 6.50	$ 10 .66	$ 9 .54	$ 8.42
Total Return	15 .65%(d)	6 .72%	(36 .73)%	12.24%	14 .54%	9 .50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,838	$ 3,426	$ 1,813	$ 6,587	$ 3,869	$ 3,470
Ratio of Expenses to Average Net Assets	0 .70%(e),(f)	0 .71%(f)	0 .71%	0.70%	0 .71%	0 .71%
Ratio of Net Investment Income to Average Net Assets	1 .27%(e)	1 .53%	1 .37%	1.07%	1 .08%	1 .28%
Portfolio Turnover Rate	49 .4%(e)	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(h)

(a) Six months ended April 30, 2010.

(b) Calculated based on average shares outstanding during the period. (c) Total return is calculated without the contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Excludes expense reimbursement from Manager and/or Underwriter.

(h) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND II
Class J shares
Net Asset Value, Beginning of Period	$ 7.73	$ 7.02	$ 12.12	$ 11.12	$ 10.10	$ 9.95
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .07	0 .06	0.04	0 .04	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	1 .16	0 .71	(4 .09)	1.57	1 .44	0 .77
Total From Investment Operations	1 .18	0.78	(4 .03)	1.61	1 .48	0.81
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .07)	(0 .03)	(0 .04)	(0 .02)	(0 .09)
Distributions from Realized Gains	–	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)
Total Dividends and Distributions	(0 .07)	(0 .07)	(1 .07)	(0 .61)	(0 .46)	(0 .66)
Net Asset Value, End of Period	$ 8.84	$ 7.73	$ 7.02	$ 12.12	$ 11.12	$ 10.10
Total Return(c)	15 .30%(d)	11 .37%	(36 .15)%	15.10%	15 .02%	8 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 105,066	$ 94,397	$ 93,445	$ 160,166	$ 109,445	$ 69,766
Ratio of Expenses to Average Net Assets	1 .29%(e),(f)	1 .33%(f)	1 .28%	1.35%	1 .42%	1 .49%
Ratio of Gross Expenses to Average Net Assets(g)	1 .36%(e)	1.39%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .60%(e)	1 .10%	0 .68%	0.35%	0 .40%	0 .41%
Portfolio Turnover Rate	36 .0%(e)	79 .8%	60 .0%	53.2%	52 .1%	51 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND II
Institutional shares
Net Asset Value, Beginning of Period	$ 7.95	$ 7.23	$ 12.47	$ 11.43	$ 10.37	$ 10.14
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .11	0 .12	0 .11	0 .12	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	0 .73	(4 .22)	1 .62	1 .47	0 .78
Total From Investment Operations	1 .24	0.84	(4 .10)	1.73	1 .59	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .12)	(0 .10)	(0 .12)	(0 .09)	(0 .10)
Distributions from Realized Gains	–	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)
Total Dividends and Distributions	(0 .11)	(0 .12)	(1 .14)	(0 .69)	(0 .53)	(0 .67)
Net Asset Value, End of Period	$ 9.08	$ 7.95	$ 7.23	$ 12.47	$ 11.43	$ 10.37
Total Return	15 .65%(d)	12 .05%	(35 .86)%	15.83%	15 .84%	9 .03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 557,489	$ 479,632	$ 431,434	$ 706,735	$ 627,235	$ 557,357
Ratio of Expenses to Average Net Assets	0 .76%(e),(f)	0 .77%(f)	0 .75%	0.74%	0 .74%	0 .75%
Ratio of Net Investment Income to Average Net Assets	1 .13%(e)	1 .64%	1 .21%	0.98%	1 .11%	1 .21%
Portfolio Turnover Rate	36 .0%(e)	79 .8%	60 .0%	53.2%	52 .1%	51 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND II
R-1 shares
Net Asset Value, Beginning of Period	$ 7.90	$ 7 .17	$ 12.37	$ 11 .34	$ 10 .30	$ 10.15
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .05	0 .03	0 .01	0 .01	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	0 .73	(4 .19)	1 .61	1 .47	0 .83
Total From Investment Operations	1 .20	0.78	(4 .16)	1.62	1 .48	0.81
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .05)	–	(0 .02)	–	(0 .09)
Distributions from Realized Gains	–	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)
Total Dividends and Distributions	(0 .05)	(0 .05)	(1 .04)	(0 .59)	(0 .44)	(0 .66)
Net Asset Value, End of Period	$ 9.05	$ 7.90	$ 7.17	$ 12 .37	$ 11 .34	$ 10.30
Total Return	15 .25%(d)	11 .10%	(36 .43)%	14.81%	14 .74%	8 .11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,188	$ 3,337	$ 2,511	$ 3,426	$ 2,343	$ 257
Ratio of Expenses to Average Net Assets	1 .61%(e),(f)	1 .63%(f)	1 .63%	1.62%	1 .62%	1 .63%
Ratio of Net Investment Income to Average Net Assets	0 .26%(e)	0 .75%	0 .32%	0.08%	0 .12%	(0 .17)%
Portfolio Turnover Rate	36 .0%(e)	79 .8%	60 .0%	53 .2%	52 .1%	51 .8%(h)

See accompanying notes.

476

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND II
R-2 shares
Net Asset Value, Beginning of Period	$ 7.85	$ 7.10	$ 12.27	$ 11.25	$ 10.22	$ 10.06
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .06	0 .04	0 .03	0 .04	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	0 .73	(4 .15)	1 .59	1 .44	0 .78
Total From Investment Operations	1 .20	0.79	(4 .11)	1.62	1 .48	0.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .04)	(0 .02)	(0 .03)	(0 .01)	(0 .09)
Distributions from Realized Gains	–	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)
Total Dividends and Distributions	(0 .06)	(0 .04)	(1 .06)	(0 .60)	(0 .45)	(0 .66)
Net Asset Value, End of Period	$ 8.99	$ 7.85	$ 7.10	$ 12.27	$ 11.25	$ 10.22
Total Return	15 .28%(d)	11 .27%	(36 .39)%	15.01%	14 .91%	8 .30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,563	$ 15,413	$ 13,952	$ 30,709	$ 31,309	$ 29,275
Ratio of Expenses to Average Net Assets	1 .48%(e),(f)	1 .50%(f)	1 .50%	1.49%	1 .49%	1 .50%
Ratio of Net Investment Income to Average Net Assets	0 .40%(e)	0 .91%	0 .46%	0.24%	0 .36%	0 .42%
Portfolio Turnover Rate	36 .0%(e)	79 .8%	60 .0%	53.2%	52 .1%	51 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND II
R-3 shares
Net Asset Value, Beginning of Period	$ 7.88	$ 7.15	$ 12.34	$ 11.32	$ 10.27	$ 10.10
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .08	0 .06	0 .05	0 .06	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	0 .72	(4 .17)	1 .59	1 .46	0 .76
Total From Investment Operations	1 .21	0.80	(4 .11)	1.64	1 .52	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .07)	(0 .04)	(0 .05)	(0 .03)	(0 .09)
Distributions from Realized Gains	–	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)
Total Dividends and Distributions	(0 .07)	(0 .07)	(1 .08)	(0 .62)	(0 .47)	(0 .66)
Net Asset Value, End of Period	$ 9.02	$ 7.88	$ 7.15	$ 12.34	$ 11.32	$ 10.27
Total Return	15 .43%(d)	11 .43%	(36 .23)%	15.12%	15 .24%	8 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,392	$ 21,135	$ 21,349	$ 29,848	$ 34,442	$ 25,026
Ratio of Expenses to Average Net Assets	1 .30%(e),(f)	1 .32%(f)	1 .32%	1.31%	1 .31%	1 .32%
Ratio of Net Investment Income to Average Net Assets	0 .56%(e)	1 .12%	0 .63%	0.43%	0 .52%	0 .66%
Portfolio Turnover Rate	36 .0%(e)	79 .8%	60 .0%	53.2%	52 .1%	51 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND II
R-4 shares
Net Asset Value, Beginning of Period	$ 7.93	$ 7.20	$ 12.42	$ 11.39	$ 10.33	$ 10 .14
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .09	0 .08	0 .07	0 .08	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .20	0 .73	(4 .20)	1 .61	1 .47	0 .77
Total From Investment Operations	1 .23	0.82	(4 .12)	1.68	1 .55	0.85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .09)	(0 .06)	(0 .08)	(0 .05)	(0 .09)
Distributions from Realized Gains	–	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)
Total Dividends and Distributions	(0 .08)	(0 .09)	(1 .10)	(0 .65)	(0 .49)	(0 .66)
Net Asset Value, End of Period	$ 9.08	$ 7.93	$ 7.20	$ 12.42	$ 11.39	$ 10.33
Total Return	15 .57%(d)	11 .63%	(36 .11)%	15.34%	15 .46%	8 .58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,443	$ 13,463	$ 11,356	$ 17,260	$ 10,614	$ 8,554
Ratio of Expenses to Average Net Assets	1 .11%(e),(f)	1 .13%(f)	1 .13%	1.12%	1 .12%	1 .13%
Ratio of Net Investment Income to Average Net Assets	0 .77%(e)	1 .27%	0 .84%	0.57%	0 .73%	0 .74%
Portfolio Turnover Rate	36 .0%(e)	79 .8%	60 .0%	53.2%	52 .1%	51 .8%(h)

See accompanying notes.

477

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP BLEND FUND II
R-5 shares
Net Asset Value, Beginning of Period	$ 7.92	$ 7.19	$ 12.40	$ 11.37	$ 10.32	$ 10.11
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .10	0 .09	0 .08	0 .09	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	0 .72	(4 .19)	1 .61	1 .46	0 .77
Total From Investment Operations	1 .23	0.82	(4 .10)	1.69	1 .55	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .09)	(0 .07)	(0 .09)	(0 .06)	(0 .09)
Distributions from Realized Gains	–	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)
Total Dividends and Distributions	(0 .09)	(0 .09)	(1 .11)	(0 .66)	(0 .50)	(0 .66)
Net Asset Value, End of Period	$ 9.06	$ 7.92	$ 7.19	$ 12.40	$ 11.37	$ 10.32
Total Return	15 .64%(d)	11 .68%	(36 .00)%	15.52%	15 .52%	8 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,321	$ 25,707	$ 24,446	$ 55,239	$ 45,989	$ 42,290
Ratio of Expenses to Average Net Assets	0 .99%(e),(f)	1 .01%(f)	1 .01%	1.00%	1 .00%	1 .01%
Ratio of Net Investment Income to Average Net Assets	0 .89%(e)	1 .40%	0 .95%	0.71%	0 .86%	0 .94%
Portfolio Turnover Rate	36 .0%(e)	79 .8%	60 .0%	53.2%	52 .1%	51 .8%(h)

(a) Six months ended April 30, 2010.

(b) Calculated based on average shares outstanding during the period. (c) Total return is calculated without the contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Excludes expense reimbursement from Manager and/or Underwriter.

(h) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period	$ 5.98		$ 5.81	$ 9.53	$ 7.46	$ 6.81	$ 5.89
Income from Investment Operations:
Net Investment Income (Loss)(b)		(0 .02)	(0 .03)	(0 .01)	(0 .01)	(0 .01)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments		1 .12	0 .20	(3 .54)	2 .18	0 .66	0 .96
Total From Investment Operations		1 .10	0.17	(3 .55)	2.17	0 .65	0.95
Less Dividends and Distributions:
Dividends from Net Investment Income		–	–	–	–	–	(0 .03)
Distributions from Realized Gains		–	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution		–	–	(0 .02)	–	–	–
Total Dividends and Distributions		–	–	(0 .17)	(0 .10)	–	(0 .03)
Net Asset Value, End of Period	$ 7.08		$ 5.98	$ 5.81	$ 9.53	$ 7.46	$ 6.81
Total Return(c)	18 .39%(d)		2 .93%	(37 .92)%	29.41%	9 .54%	16 .17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 46,075		$ 39,852	$ 38,641	$ 52,055	$ 34,561	$ 20,860
Ratio of Expenses to Average Net Assets		1 .30%(e)	1 .41%	1 .33%	1.31%	1 .36%	1 .48%
Ratio of Gross Expenses to Average Net Assets(f)		1 .35%(e)	1.46%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .69)%(e)		(0 .51)%	(0 .16)%	(0 .18)%	(0 .16)%	(0 .21)%
Portfolio Turnover Rate		70 .6%(e)	86 .5%	88 .8%	113.1%(g)	93 .5%	169 .0%(h)

	2010(a)		2009	2008	2007	2006	2005
LARGECAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 6.35	$ 6.13	$ 10.02		$ 7.83	$ 7.09	$ 6.09
Income from Investment Operations:
Net Investment Income (Loss)(b)	–		0 .01	0 .05	0 .04	0 .05	0 .04
Net Realized and Unrealized Gain (Loss) on
Investments	1 .18		0 .22	(3 .73)	2.31	0 .70	1 .00
Total From Investment Operations	1 .18		0.23	(3 .68)	2.35	0 .75	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	–		(0 .01)	(0 .04)	(0 .06)	(0 .01)	(0 .04)
Distributions from Realized Gains	–		–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–		–	(0 .02)	–	–	–
Total Dividends and Distributions	–		(0 .01)	(0 .21)	(0 .16)	(0 .01)	(0 .04)
Net Asset Value, End of Period	$ 7.53	$ 6.35	$ 6.13		$ 10.02	$ 7.83	$ 7.09
Total Return	18 .60%(d)		3 .79%	(37 .49)%	30.46%	10 .57%	17 .05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,628,476	$ 1,673,544	$ 1,531,200		$ 3,509,320	$ 487,805	$ 278,730
Ratio of Expenses to Average Net Assets	0 .64%(e)		0 .65%	0 .62%	0.60%	0 .54%	0 .55%
Ratio of Net Investment Income to Average Net Assets	(0 .03)%(e)		0 .24%	0 .58%	0.42%	0 .65%	0 .63%
Portfolio Turnover Rate	70 .6%(e)		86 .5%	88 .8%	113.1%(g)	93 .5%	169 .0%(h)

		2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 6.17		$ 6.00	$ 9.85	$ 7.71	$ 7.04	$ 6.09
Income from Investment Operations:
Net Investment Income (Loss)(b)		(0 .03)	(0 .04)	(0 .03)	(0 .03)	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments		1 .15	0 .21	(3 .65)	2 .27	0 .69	1 .02
Total From Investment Operations		1 .12	0.17	(3 .68)	2.24	0 .67	0.98
Less Dividends and Distributions:
Dividends from Net Investment Income		–	–	–	–	–	(0 .03)
Distributions from Realized Gains		–	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution		–	–	(0 .02)	–	–	–
Total Dividends and Distributions		–	–	(0 .17)	(0 .10)	–	(0 .03)
Net Asset Value, End of Period	$ 7.29		$ 6.17	$ 6.00	$ 9.85	$ 7.71	$ 7.04
Total Return	18 .15%(d)		2 .83%	(38 .01)%	29.37%	9 .52%	16 .14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,849		$ 10,130	$ 9,129	$ 12,562	$ 5,792	$ 738
Ratio of Expenses to Average Net Assets		1 .51%(e)	1 .53%	1 .50%	1.47%	1 .42%	1 .43%
Ratio of Net Investment Income to Average Net Assets	(0 .90)%(e)		(0 .65)%	(0 .34)%	(0 .36)%	(0 .23)%	(0 .59)%
Portfolio Turnover Rate		70 .6%(e)	86 .5%	88 .8%	113.1%(g)	93 .5%	169 .0%(h)

See accompanying notes.

479

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 6.20	$ 6.03	$ 9.88	$ 7.72	$ 7.04	$ 6.09
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .03)	(0 .02)	(0 .02)	(0 .01)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	1 .16	0 .20	(3 .66)	2 .28	0 .69	1 .01
Total From Investment Operations	1 .13	0.17	(3 .68)	2.26	0 .68	0.98
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	(0 .03)
Distributions from Realized Gains	–	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	–	(0 .02)	–	–	–
Total Dividends and Distributions	–	–	(0 .17)	(0 .10)	–	(0 .03)
Net Asset Value, End of Period	$ 7.33	$ 6.20	$ 6.03	$ 9.88	$ 7.72	$ 7.04
Total Return	18 .23%(d)	2 .82%	(37 .89)%	29.59%	9 .66%	16 .15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,709	$ 16,407	$ 15,819	$ 24,502	$ 16,878	$ 2,212
Ratio of Expenses to Average Net Assets	1 .38%(e)	1 .40%	1 .37%	1.34%	1 .29%	1 .30%
Ratio of Net Investment Income to Average Net Assets	(0 .78)%(e)	(0 .50)%	(0 .20)%	(0 .21)%	(0 .09)%	(0 .40)%
Portfolio Turnover Rate	70 .6%(e)	86 .5%	88 .8%	113.1%(g)	93 .5%	169 .0%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 6 .52	$ 6.32	$ 10.34	$ 8.07	$ 7.35	$ 6.34
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .02)	–	–	0 .01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	1 .27	0 .22	(3 .85)	2.38	0 .71	1 .05
Total From Investment Operations	1 .25	0.20	(3 .85)	2.38	0 .72	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0.01)	–	(0.03)
Distributions from Realized Gains	–	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	–	(0.02)	–	–	–
Total Dividends and Distributions	–	–	(0 .17)	(0 .11)	–	(0 .03)
Net Asset Value, End of Period	$ 7.77	$ 6.52	$ 6.32	$ 10.34	$ 8.07	$ 7.35
Total Return	19.17%(d),(i)	3 .16%	(37 .85)%	29.79%	9 .80%	16 .48%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 59,260	$ 56,773	$ 48,883	$ 59,749	$ 35,647	$ 7,878
Ratio of Expenses to Average Net Assets	1 .20%(e)	1 .22%	1 .19%	1.16%	1 .11%	1 .12%
Ratio of Net Investment Income to Average Net Assets	(0 .60)%(e)	(0 .34)%	(0 .03)%	(0 .05)%	0 .10%	(0 .16)%
Portfolio Turnover Rate	70 .6%(e)	86 .5%	88 .8%	113 .1%(g)	93 .5%	169 .0%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 6.48	$ 6.28	$ 10.25	$ 8.01	$ 7.28	$ 6.27
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	(0 .01)	0 .01	0 .01	0 .02	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .21	0 .21	(3 .81)	2 .35	0 .71	1 .04
Total From Investment Operations	1 .20	0.20	(3 .80)	2.36	0 .73	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)	–	(0 .03)
Distributions from Realized Gains	–	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	–	(0 .02)	–	–	–
Total Dividends and Distributions	–	–	(0 .17)	(0 .12)	–	(0 .03)
Net Asset Value, End of Period	$ 7.68	$ 6.48	$ 6.28	$ 10.25	$ 8.01	$ 7.28
Total Return	18 .52%(d)	3 .18%	(37 .67)%	29.90%	10 .03%	16 .68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,989	$ 35,761	$ 28,378	$ 25,974	$ 14,809	$ 3,811
Ratio of Expenses to Average Net Assets	1 .01%(e)	1 .03%	1 .00%	0.97%	0 .92%	0 .93%
Ratio of Net Investment Income to Average Net Assets	(0 .41)%(e)	(0 .13)%	0 .14%	0.15%	0 .30%	0 .02%
Portfolio Turnover Rate	70 .6%(e)	86 .5%	88 .8%	113.1%(g)	93 .5%	169 .0%(h)

See accompanying notes.

480

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 6.41	$ 6.20	$ 10.12	$ 7.91	$ 7.17	$ 6.18
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	–	0 .03	0.02	0 .03	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	1 .20	0 .21	(3 .76)	2.32	0 .71	0 .99
Total From Investment Operations	1 .19	0.21	(3 .73)	2.34	0 .74	1.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .02)	(0 .03)	–	(0 .03)
Distributions from Realized Gains	–	–	(0.15)	(0.10)	–	–
Tax Return of Capital Distribution	–	–	(0.02)	–	–	–
Total Dividends and Distributions	–	–	(0 .19)	(0 .13)	–	(0 .03)
Net Asset Value, End of Period	$ 7.60	$ 6.41	$ 6.20	$ 10.12	$ 7.91	$ 7.17
Total Return	18 .56%(d)	3 .39%	(37 .58)%	30.07%	10 .32%	16 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 145,688	$ 74,628	$ 66,974	$ 96,875	$ 47,115	$ 3,503
Ratio of Expenses to Average Net Assets	0 .89%(e)	0 .91%	0 .88%	0.86%	0 .80%	0 .81%
Ratio of Net Investment Income to Average Net Assets	(0 .28)%(e)	(0 .02)%	0 .29%	0.24%	0 .41%	0 .50%
Portfolio Turnover Rate	70 .6%(e)	86 .5%	88 .8%	113.1%(g)	93 .5%	169 .0%(h)

(a) Six months ended April 30, 2010.

(b) Calculated based on average shares outstanding during the period. (c) Total return is calculated without the contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Excludes expense reimbursement from Manager and/or Underwriter.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.

(h) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

(i) In March, 2010, the Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND I
Class J shares
Net Asset Value, Beginning of Period	$ 6.40		$ 5.00	$ 8.88	$ 7.79	$ 7.63	$ 6.91
Income from Investment Operations:
Net Investment Income (Loss)(b)		(0 .02)	(0 .03)	(0 .05)	(0 .04)	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments		1 .16	1 .43	(3 .43)	1 .50	0 .49	0 .79
Total From Investment Operations		1 .14	1.40	(3 .48)	1.46	0 .47	0.75
Less Dividends and Distributions:
Dividends from Net Investment Income		–	–	–	–	–	(0 .03)
Distributions from Realized Gains		–	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions		–	–	(0 .40)	(0 .37)	(0 .31)	(0 .03)
Net Asset Value, End of Period	$ 7.54		$ 6.40	$ 5.00	$ 8.88	$ 7.79	$ 7.63
Total Return(c)	17 .81%(d)		28 .00%	(40 .88)%	19.46%	6 .09%	10 .94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 51,359		$ 42,118	$ 28,875	$ 52,111	$ 37,584	$ 27,706
Ratio of Expenses to Average Net Assets		1 .41%(e)	1 .52%(f)	1 .42%	1.47%	1 .54%	1 .65%
Ratio of Gross Expenses to Average Net Assets(g)		1 .51%(e)	1 .58%	–	–	1 .54%	1 .65%
Ratio of Net Investment Income to Average Net Assets	(0 .59)%(e)		(0 .62)%	(0 .68)%	(0 .47)%	(0 .31)%	(0 .49)%
Portfolio Turnover Rate		46 .4%(e)	98 .9%	64 .5%	47.7%	58 .5%	66 .5%(h)

	2010(a)		2009	2008	2007	2006	2005
LARGECAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 7.02	$ 5.45	$ 9.59		$ 8.36	$ 8.11	$ 7.28
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01		0 .01	–	0 .02	0 .04	0 .04
Net Realized and Unrealized Gain (Loss) on
Investments	1 .28		1 .56	(3 .73)	1 .62	0 .52	0 .83
Total From Investment Operations	1 .29		1.57	(3 .73)	1.64	0 .56	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)		–	(0 .01)	(0 .04)	–	(0 .04)
Distributions from Realized Gains	–		–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions	(0 .01)		–	(0 .41)	(0 .41)	(0 .31)	(0 .04)
Net Asset Value, End of Period	$ 8.30	$ 7.02	$ 5.45		$ 9.59	$ 8.36	$ 8.11
Total Return	18 .31%(d)		28 .83%	(40 .50)%	20.38%	6 .86%	11 .98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,371,853	$ 1,514,796	$ 1,089,367		$ 1,668,453	$ 926,591	$ 775,660
Ratio of Expenses to Average Net Assets	0 .68%(e)		0 .73%(f)	0 .73%	0.73%	0 .74%	0 .74%
Ratio of Gross Expenses to Average Net Assets(i)	0 .73%(e)		–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .14%(e)		0 .17%	0 .00%	0.26%	0 .52%	0 .48%
Portfolio Turnover Rate	46 .4%(e)		98 .9%	64 .5%	47.7%	58 .5%	66 .5%(h)

		2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND I
R-1 shares
Net Asset Value, Beginning of Period	$ 6.75		$ 5.28	$ 9.38	$ 8.22	$ 8.04	$ 7.29
Income from Investment Operations:
Net Investment Income (Loss)(b)		(0 .03)	(0 .04)	(0 .07)	(0 .05)	(0 .04)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments		1 .23	1 .51	(3 .63)	1 .58	0 .53	0 .86
Total From Investment Operations		1 .20	1.47	(3 .70)	1.53	0 .49	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income		–	–	–	–	–	(0 .04)
Distributions from Realized Gains		–	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions		–	–	(0 .40)	(0 .37)	(0 .31)	(0 .04)
Net Asset Value, End of Period	$ 7.95		$ 6.75	$ 5.28	$ 9.38	$ 8.22	$ 8.04
Total Return	17 .78%(d)		27 .84%	(41 .05)%	19.29%	6 .02%	10 .78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,597		$ 1,717	$ 1,049	$ 1,480	$ 834	$ 250
Ratio of Expenses to Average Net Assets		1 .56%(e)	1 .61%(f)	1 .61%	1.61%	1 .62%	1 .62%
Ratio of Gross Expenses to Average Net Assets(i)		1 .61%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .74)%(e)		(0 .71)%	(0 .88)%	(0 .62)%	(0 .49)%	(0 .92)%
Portfolio Turnover Rate		46 .4%(e)	98 .9%	64 .5%	47.7%	58 .5%	66 .5%(h)

See accompanying notes.

482

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND I
R-2 shares
Net Asset Value, Beginning of Period	$ 6.59	$ 5.15	$ 9.15	$ 8.02	$ 7.84	$ 7.09
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .03)	(0 .06)	(0 .04)	(0 .01)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .20	1 .47	(3 .54)	1 .54	0 .50	0 .81
Total From Investment Operations	1 .18	1.44	(3 .60)	1.50	0 .49	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	(0 .04)
Distributions from Realized Gains	–	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions	–	–	(0 .40)	(0 .37)	(0 .31)	(0 .04)
Net Asset Value, End of Period	$ 7.77	$ 6.59	$ 5.15	$ 9.15	$ 8.02	$ 7.84
Total Return	17 .91%(d)	27 .96%	(40 .99)%	19.41%	6 .18%	11 .10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,118	$ 9,273	$ 7,234	$ 18,098	$ 18,690	$ 22,933
Ratio of Expenses to Average Net Assets	1 .43%(e)	1 .48%(f)	1 .48%	1.48%	1 .49%	1 .49%
Ratio of Gross Expenses to Average Net Assets(i)	1 .48%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .61)%(e)	(0 .58)%	(0 .75)%	(0 .45)%	(0 .18)%	(0 .27)%
Portfolio Turnover Rate	46 .4%(e)	98 .9%	64 .5%	47.7%	58 .5%	66 .5%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND I
R-3 shares
Net Asset Value, Beginning of Period	$ 6.82	$ 5.33	$ 9.43	$ 8.24	$ 8.03	$ 7.25
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .02)	(0 .04)	(0 .02)	–	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .25	1 .51	(3 .66)	1 .58	0 .52	0 .82
Total From Investment Operations	1 .23	1.49	(3 .70)	1.56	0 .52	0.82
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	(0 .04)
Distributions from Realized Gains	–	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions	–	–	(0 .40)	(0 .37)	(0 .31)	(0 .04)
Net Asset Value, End of Period	$ 8.05	$ 6.82	$ 5.33	$ 9.43	$ 8.24	$ 8.03
Total Return	18 .04%(d)	27 .95%	(40 .83)%	19.62%	6 .42%	11 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,436	$ 13,590	$ 13,763	$ 26,373	$ 28,652	$ 32,154
Ratio of Expenses to Average Net Assets	1 .25%(e)	1 .30%(f)	1 .30%	1.30%	1 .31%	1 .31%
Ratio of Gross Expenses to Average Net Assets(i)	1 .30%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .43)%(e)	(0 .40)%	(0 .56)%	(0 .26)%	(0 .03)%	(0 .05)%
Portfolio Turnover Rate	46 .4%(e)	98 .9%	64 .5%	47.7%	58 .5%	66 .5%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND I
R-4 shares
Net Asset Value, Beginning of Period	$ 6.82	$ 5.31	$ 9.39	$ 8.19	$ 7.98	$ 7.19
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	(0 .01)	(0 .03)	(0 .01)	0 .03	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .24	1 .52	(3 .65)	1 .59	0 .49	0 .82
Total From Investment Operations	1 .23	1.51	(3 .68)	1.58	0 .52	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .01)	–	(0 .04)
Distributions from Realized Gains	–	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions	–	–	(0 .40)	(0 .38)	(0 .31)	(0 .04)
Net Asset Value, End of Period	$ 8.05	$ 6.82	$ 5.31	$ 9.39	$ 8.19	$ 7.98
Total Return	18 .04%(d)	28 .44%	(40 .78)%	19.97%	6 .46%	11 .54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,975	$ 4,213	$ 3,767	$ 6,315	$ 3,732	$ 3,441
Ratio of Expenses to Average Net Assets	1 .06%(e)	1 .11%(f)	1 .11%	1.11%	1 .12%	1 .12%
Ratio of Gross Expenses to Average Net Assets(i)	1 .11%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .22)%(e)	(0 .20)%	(0 .38)%	(0 .11)%	0 .41%	0 .16%
Portfolio Turnover Rate	46 .4%(e)	98 .9%	64 .5%	47.7%	58 .5%	66 .5%(h)

See accompanying notes.

483

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND I
R-5 shares
Net Asset Value, Beginning of Period	$ 6.91	$ 5.38	$ 9.50	$ 8.28	$ 8.05	$ 7.25
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .01)	(0 .02)	–	0 .02	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .26	1 .54	(3 .70)	1 .61	0 .52	0 .82
Total From Investment Operations	1 .26	1.53	(3 .72)	1.61	0 .54	0.84
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)	–	(0 .04)
Distributions from Realized Gains	–	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions	–	–	(0 .40)	(0 .39)	(0 .31)	(0 .04)
Net Asset Value, End of Period	$ 8.17	$ 6.91	$ 5.38	$ 9.50	$ 8.28	$ 8.05
Total Return	18 .23%(d)	28 .44%	(40 .73)%	20.14%	6 .66%	11 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,433	$ 16,770	$ 14,195	$ 34,416	$ 28,122	$ 29,758
Ratio of Expenses to Average Net Assets	0 .94%(e)	0 .99%(f)	0 .99%	0.99%	1 .00%	1 .00%
Ratio of Gross Expenses to Average Net Assets(i)	0 .99%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .13)%(e)	(0 .09)%	(0 .26)%	0.02%	0 .25%	0 .23%
Portfolio Turnover Rate	46 .4%(e)	98 .9%	64 .5%	47.7%	58 .5%	66 .5%(h)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.
(h)	Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.
(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

484

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND II
Class J shares
Net Asset Value, Beginning of Period	$ 6.22	$ 5.48	$ 9.30	$ 8.43	$ 7.71	$ 7.38
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .01)	(0 .03)	(0 .05)	(0 .05)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .85	0 .75	(2 .86)	1 .65	0 .86	0 .51
Total From Investment Operations	0 .85	0.74	(2 .89)	1.60	0 .81	0.48
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)
Total Dividends and Distributions	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .15)
Net Asset Value, End of Period	$ 7.07	$ 6.22	$ 5.48	$ 9.30	$ 8.43	$ 7.71
Total Return(c)	13 .67%(d)	13 .50%	(34 .44)%	20.52%	10 .56%	6 .52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,392	$ 23,413	$ 19,225	$ 30,363	$ 13,866	$ 10,661
Ratio of Expenses to Average Net Assets	1 .61%(e),(f)	1 .73%(f)	1 .59%	1.75%	1 .75%	1 .75%
Ratio of Gross Expenses to Average Net Assets(g)	1 .67%(e)	1 .78%	–	–	1 .87%	2 .00%
Ratio of Net Investment Income to Average Net Assets	(0 .14)%(e)	(0 .24)%	(0 .41)%	(0 .59)%	(0 .66)%	(0 .45)%
Portfolio Turnover Rate	61 .5%(e)	140 .0%	132 .4%	138.3%(h)	143 .4%	95 .2%

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period	$ 6.83	$ 6.01	$ 10.05	$ 8.99	$ 8.17	$ 7.76
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .03	0 .02	0 .02	0 .01	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .94	0 .83	(3 .13)	1.78	0 .91	0 .56
Total From Investment Operations	0 .96	0.86	(3 .11)	1.80	0 .92	0.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .04)	–	(0 .01)	(0 .01)	(0 .03)
Distributions from Realized Gains	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)
Total Dividends and Distributions	(0 .03)	(0 .04)	(0 .93)	(0 .74)	(0 .10)	(0 .16)
Net Asset Value, End of Period	$ 7.76	$ 6.83	$ 6.01	$ 10.05	$ 8.99	$ 8.17
Total Return	14 .06%(d)	14 .40%	(34 .03)%	21.56%	11 .30%	7 .31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,340,745	$ 1,499,432	$ 1,330,829	$ 750,044	$ 766,512	$ 715,195
Ratio of Expenses to Average Net Assets	0 .92%(e),(f)	0 .93%(f)	0 .94%	0.99%	0 .99%	1 .00%
Ratio of Net Investment Income to Average Net Assets	0 .58%(e)	0 .56%	0 .22%	0.19%	0 .11%	0 .12%
Portfolio Turnover Rate	61 .5%(e)	140 .0%	132 .4%	138.3%(h)	143 .4%	95 .2%

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND II
R-1 shares
Net Asset Value, Beginning of Period	$ 6.58	$ 5 .80	$ 9.81	$ 8.86	$ 8 .11	$ 7 .76
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	(0 .02)	(0 .05)	(0 .07)	(0 .06)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	0 .80	(3 .03)	1 .75	0 .90	0 .57
Total From Investment Operations	0 .89	0.78	(3 .08)	1.68	0 .84	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)
Total Dividends and Distributions	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .15)
Net Asset Value, End of Period	$ 7.47	$ 6.58	$ 5.80	$ 9.81	$ 8 .86	$ 8.11
Total Return	13 .53%(d)	13 .45%	(34 .60)%	20.42%	10 .41%	6 .44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,574	$ 1,472	$ 889	$ 1,727	$ 420	$ 164
Ratio of Expenses to Average Net Assets	1 .80%(e),(f)	1 .81%(f)	1 .82%	1.87%	1 .87%	1 .88%
Ratio of Net Investment Income to Average Net Assets	(0 .32)%(e)	(0 .34)%	(0 .65)%	(0 .73)%	(0 .77)%	(0 .84)%
Portfolio Turnover Rate	61 .5%(e)	140 .0%	132 .4%	138.3%(h)	143 .4%	95 .2%

See accompanying notes.

485

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND II
R-2 shares
Net Asset Value, Beginning of Period	$ 6.38	$ 5 .62	$ 9.52	$ 8.61	$ 7.87	$ 7.54
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	(0 .01)	(0 .04)	(0 .05)	(0 .05)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	0 .88	0 .77	(2 .93)	1 .69	0 .88	0 .52
Total From Investment Operations	0 .87	0.76	(2 .97)	1.64	0 .83	0.48
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)
Total Dividends and Distributions	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .15)
Net Asset Value, End of Period	$ 7.25	$ 6.38	$ 5.62	$ 9.52	$ 8.61	$ 7.87
Total Return	13 .64%(d)	13 .52%	(34 .50)%	20.55%	10 .60%	6 .38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,364	$ 7,619	$ 7,131	$ 14,150	$ 12,511	$ 13,504
Ratio of Expenses to Average Net Assets	1 .67%(e),(f)	1 .68%(f)	1 .69%	1.74%	1 .74%	1 .75%
Ratio of Net Investment Income to Average Net Assets	(0 .19)%(e)	(0 .18)%	(0 .50)%	(0 .56)%	(0 .65)%	(0 .46)%
Portfolio Turnover Rate	61 .5%(e)	140 .0%	132 .4%	138.3%(h)	143 .4%	95 .2%

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND II
R-3 shares
Net Asset Value, Beginning of Period	$ 6.49	$ 5 .71	$ 9.65	$ 8.69	$ 7 .94	$ 7 .58
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	(0 .03)	(0 .03)	(0 .04)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .89	0 .78	(2 .98)	1 .72	0 .88	0 .53
Total From Investment Operations	0 .89	0.78	(3 .01)	1.69	0 .84	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)
Total Dividends and Distributions	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .15)
Net Asset Value, End of Period	$ 7.38	$ 6.49	$ 5.71	$ 9.65	$ 8 .69	$ 7.94
Total Return	13 .71%(d)	13 .66%	(34 .43)%	20.96%	10 .64%	6 .76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,973	$ 9,327	$ 5,857	$ 9,884	$ 8,440	$ 8,540
Ratio of Expenses to Average Net Assets	1 .49%(e),(f)	1 .50%(f)	1 .51%	1.56%	1 .56%	1 .57%
Ratio of Net Investment Income to Average Net Assets	(0 .01)%(e)	(0 .02)%	(0 .32)%	(0 .39)%	(0 .47)%	(0 .27)%
Portfolio Turnover Rate	61 .5%(e)	140 .0%	132 .4%	138.3%(h)	143 .4%	95 .2%

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND II
R-4 shares
Net Asset Value, Beginning of Period	$ 6.63	$ 5 .81	$ 9.79	$ 8.80	$ 8.02	$ 7.64
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .01	(0 .01)	(0 .02)	(0 .02)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	0 .81	(3 .04)	1 .74	0 .89	0 .55
Total From Investment Operations	0 .91	0.82	(3 .05)	1.72	0 .87	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)
Total Dividends and Distributions	(0 .01)	–	(0 .93)	(0 .73)	(0 .09)	(0 .15)
Net Asset Value, End of Period	$ 7.53	$ 6.63	$ 5.81	$ 9.79	$ 8.80	$ 8.02
Total Return	13 .75%(d)	14 .11%	(34 .34)%	21.06%	10 .91%	6 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,307	$ 6,499	$ 6,937	$ 22,117	$ 18,798	$ 15,970
Ratio of Expenses to Average Net Assets	1 .30%(e),(f)	1 .31%(f)	1 .32%	1.37%	1 .37%	1 .38%
Ratio of Net Investment Income to Average Net Assets	0 .18%(e)	0 .19%	(0 .11)%	(0 .20)%	(0 .28)%	(0 .24)%
Portfolio Turnover Rate	61 .5%(e)	140 .0%	132 .4%	138.3%(h)	143 .4%	95 .2%

See accompanying notes.

486

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND II
R-5 shares
Net Asset Value, Beginning of Period	$ 6.68	$ 5.87	$ 9.86	$ 8.85	$ 8.05	$ 7.67
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .02	–	(0 .01)	(0 .01)	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .92	0 .81	(3 .06)	1 .75	0 .90	0 .54
Total From Investment Operations	0 .93	0.83	(3 .06)	1.74	0 .89	0.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .02)	–	–	–	(0 .03)
Distributions from Realized Gains	–	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)
Total Dividends and Distributions	(0 .02)	(0 .02)	(0 .93)	(0 .73)	(0 .09)	(0 .16)
Net Asset Value, End of Period	$ 7.59	$ 6.68	$ 5.87	$ 9.86	$ 8.85	$ 8.05
Total Return	13 .87%(d)	14 .13%	(34 .19)%	21.17%	11 .12%	6 .97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,491	$ 17,233	$ 16,528	$ 24,856	$ 17,520	$ 20,415
Ratio of Expenses to Average Net Assets	1 .18%(e),(f)	1 .19%(f)	1 .20%	1.25%	1 .25%	1 .26%
Ratio of Net Investment Income to Average Net Assets	0 .29%(e)	0 .30%	(0 .03)%	(0 .08)%	(0 .18)%	0 .05%
Portfolio Turnover Rate	61 .5%(e)	140 .0%	132 .4%	138.3%(h)	143 .4%	95 .2%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes expense reimbursement from Manager, Underwriter and/or custodian.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

See accompanying notes.

487

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LARGECAP S&P 500 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period	$ 7.24	$ 6.79	$ 10.95	$ 9.76	$ 8.56	$ 8.62
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .11	0 .14	0 .13	0 .11	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	1 .04	0 .47	(4 .05)	1 .19	1 .21	0 .56
Total From Investment Operations	1 .09	0.58	(3 .91)	1.32	1 .32	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .13)	(0 .13)	(0 .10)	(0 .08)	(0 .13)
Distributions from Realized Gains	–	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)
Total Dividends and Distributions	(0 .10)	(0 .13)	(0 .25)	(0 .13)	(0 .12)	(0 .72)
Net Asset Value, End of Period	$ 8.23	$ 7.24	$ 6.79	$ 10.95	$ 9.76	$ 8.56
Total Return(c)	15 .18%(d)	8 .95%	(36 .51)%	13.73%	15 .48%	7 .72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 293,485	$ 260,397	$ 247,433	$ 423,409	$ 371,614	$ 309,862
Ratio of Expenses to Average Net Assets	0 .71%(e)	0 .76%	0 .69%	0.75%	0 .82%	0 .86%
Ratio of Gross Expenses to Average Net Assets(f)	0 .76%(e)	0.81%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .24%(e)	1 .72%	1 .54%	1.24%	1 .16%	1 .20%
Portfolio Turnover Rate	11 .4%(e)	7 .6%	8 .2%	5.6%	3 .7%	11 .5%(g)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP S&P 500 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.31	$ 6.87	$ 11.08	$ 9.88	$ 8.67	$ 8 .67
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0 .14	0 .19	0.19	0 .16	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	0 .48	(4 .09)	1.21	1 .23	0 .59
Total From Investment Operations	1 .13	0.62	(3 .90)	1.40	1 .39	0.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .18)	(0 .19)	(0 .17)	(0 .14)	(0 .13)
Distributions from Realized Gains	–	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)
Total Dividends and Distributions	(0 .14)	(0 .18)	(0 .31)	(0 .20)	(0 .18)	(0 .72)
Net Asset Value, End of Period	$ 8.30	$ 7.31	$ 6.87	$ 11.08	$ 9.88	$ 8.67
Total Return	15 .58%(d)	9 .53%	(36 .15)%	14.42%	16 .22%	8 .48%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 429,498	$ 136,579	$ 112,221	$ 87,900	$ 30,128	$ 4,270
Ratio of Expenses to Average Net Assets	0 .20%(e)	0 .19%	0 .16%	0.15%	0 .15%	0 .15%
Ratio of Gross Expenses to Average Net Assets(h)	0 .20%(e)	0.25%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .67%(e)	2 .26%	2 .05%	1.79%	1 .74%	1 .65%
Portfolio Turnover Rate	11 .4%(e)	7 .6%	8 .2%	5.6%	3 .7%	11 .5%(g)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP S&P 500 INDEX FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 7.29	$ 6.81	$ 10.99	$ 9.80	$ 8.61	$ 8.68
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .09	0 .11	0 .10	0 .08	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	0 .49	(4 .07)	1 .20	1 .21	0 .58
Total From Investment Operations	1 .09	0.58	(3 .96)	1.30	1 .29	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .10)	(0 .10)	(0 .08)	(0 .06)	(0 .12)
Distributions from Realized Gains	–	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)
Total Dividends and Distributions	(0 .09)	(0 .10)	(0 .22)	(0 .11)	(0 .10)	(0 .71)
Net Asset Value, End of Period	$ 8.29	$ 7.29	$ 6.81	$ 10.99	$ 9.80	$ 8.61
Total Return	15 .04%(d)	8 .71%	(36 .75)%	13.43%	15 .07%	7 .53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,327	$ 12,677	$ 7,825	$ 13,456	$ 7,086	$ 1,312
Ratio of Expenses to Average Net Assets	1 .04%(e)	1 .04%	1 .04%	1.03%	1 .03%	1 .03%
Ratio of Net Investment Income to Average Net Assets	0 .91%(e)	1 .35%	1 .19%	0.94%	0 .88%	0 .66%
Portfolio Turnover Rate	11 .4%(e)	7 .6%	8 .2%	5.6%	3 .7%	11 .5%(g)

See accompanying notes.

488

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP S&P 500 INDEX FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 7.31	$ 6.84	$ 11.03	$ 9.84	$ 8.63	$ 8.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .10	0 .12	0 .11	0 .10	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	0 .48	(4 .08)	1 .20	1 .22	0 .56
Total From Investment Operations	1 .09	0.58	(3 .96)	1.31	1 .32	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .11)	(0 .11)	(0 .09)	(0 .07)	(0 .13)
Distributions from Realized Gains	–	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)
Total Dividends and Distributions	(0 .09)	(0 .11)	(0 .23)	(0 .12)	(0 .11)	(0 .72)
Net Asset Value, End of Period	$ 8.31	$ 7.31	$ 6.84	$ 11.03	$ 9.84	$ 8.63
Total Return	15 .06%(d)	8 .82%	(36 .62)%	13.52%	15 .41%	7 .65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 51,312	$ 47,447	$ 41,405	$ 70,976	$ 70,430	$ 60,110
Ratio of Expenses to Average Net Assets	0 .91%(e)	0 .91%	0 .91%	0.90%	0 .90%	0 .90%
Ratio of Net Investment Income to Average Net Assets	1 .05%(e)	1 .55%	1 .32%	1.10%	1 .08%	1 .17%
Portfolio Turnover Rate	11 .4%(e)	7 .6%	8 .2%	5.6%	3 .7%	11 .5%(g)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP S&P 500 INDEX FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 7.32	$ 6.85	$ 11.06	$ 9.86	$ 8.66	$ 8.70
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .11	0 .14	0 .13	0 .11	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	0 .49	(4 .10)	1 .21	1 .22	0 .56
Total From Investment Operations	1 .11	0.60	(3 .96)	1.34	1 .33	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .13)	(0 .13)	(0 .11)	(0 .09)	(0 .13)
Distributions from Realized Gains	–	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)
Total Dividends and Distributions	(0 .11)	(0 .13)	(0 .25)	(0 .14)	(0 .13)	(0 .72)
Net Asset Value, End of Period	$ 8.32	$ 7.32	$ 6.85	$ 11.06	$ 9.86	$ 8.66
Total Return	15 .20%(d)	9 .13%	(36 .59)%	13.80%	15 .45%	7 .91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 124,009	$ 136,863	$ 118,216	$ 181,330	$ 129,817	$ 103,889
Ratio of Expenses to Average Net Assets	0 .73%(e)	0 .73%	0 .73%	0.72%	0 .72%	0 .72%
Ratio of Net Investment Income to Average Net Assets	1 .26%(e)	1 .72%	1 .49%	1.27%	1 .25%	1 .36%
Portfolio Turnover Rate	11 .4%(e)	7 .6%	8 .2%	5.6%	3 .7%	11 .5%(g)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP S&P 500 INDEX FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 7.34	$ 6.89	$ 11.11	$ 9.91	$ 8.69	$ 8.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .12	0 .15	0 .15	0 .13	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	0 .48	(4 .10)	1 .21	1 .23	0 .56
Total From Investment Operations	1 .12	0.60	(3 .95)	1.36	1 .36	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .15)	(0 .15)	(0 .13)	(0 .10)	(0 .13)
Distributions from Realized Gains	–	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)
Total Dividends and Distributions	(0 .12)	(0 .15)	(0 .27)	(0 .16)	(0 .14)	(0 .72)
Net Asset Value, End of Period	$ 8.34	$ 7.34	$ 6.89	$ 11.11	$ 9.91	$ 8.69
Total Return	15 .32%(d)	9 .18%	(36 .39)%	13.94%	15 .85%	8 .03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 100,336	$ 83,855	$ 67,528	$ 63,469	$ 40,489	$ 16,902
Ratio of Expenses to Average Net Assets	0 .54%(e)	0 .54%	0 .54%	0.53%	0 .53%	0 .53%
Ratio of Net Investment Income to Average Net Assets	1 .41%(e)	1 .90%	1 .67%	1.45%	1 .41%	1 .49%
Portfolio Turnover Rate	11 .4%(e)	7 .6%	8 .2%	5.6%	3 .7%	11 .5%(g)

See accompanying notes.

489

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP S&P 500 INDEX FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 7.39	$ 6.93	$ 11.17	$ 9.96	$ 8.74	$ 8.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .13	0 .17	0 .17	0 .14	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	1 .07	0 .49	(4 .13)	1 .21	1 .24	0 .57
Total From Investment Operations	1 .13	0.62	(3 .96)	1.38	1 .38	0.71
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .16)	(0 .16)	(0 .14)	(0 .12)	(0 .13)
Distributions from Realized Gains	–	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)
Total Dividends and Distributions	(0 .13)	(0 .16)	(0 .28)	(0 .17)	(0 .16)	(0 .72)
Net Asset Value, End of Period	$ 8.39	$ 7.39	$ 6.93	$ 11.17	$ 9.96	$ 8.74
Total Return	15 .34%(d)	9 .31%	(36 .30)%	14.11%	15 .89%	8 .25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 195,623	$ 173,787	$ 139,495	$ 250,112	$ 213,092	$ 156,818
Ratio of Expenses to Average Net Assets	0 .42%(e)	0 .42%	0 .42%	0.41%	0 .41%	0 .41%
Ratio of Net Investment Income to Average Net Assets	1 .53%(e)	2 .02%	1 .81%	1.59%	1 .56%	1 .66%
Portfolio Turnover Rate	11 .4%(e)	7 .6%	8 .2%	5.6%	3 .7%	11 .5%(g)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

490

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period	$ 7.74	$ 7.83	$ 13.37	$ 12.94	$ 11.19	$ 10.61
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .13	0 .17	0 .16	0 .14	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	1 .20	(0 .07)	(4 .53)	0 .99	1 .95	0 .98
Total From Investment Operations	1 .25	0.06	(4 .36)	1.15	2 .09	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .15)	(0 .14)	(0 .12)	(0 .05)	(0 .12)
Distributions from Realized Gains	–	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)
Total Dividends and Distributions	(0 .11)	(0 .15)	(1 .18)	(0 .72)	(0 .34)	(0 .50)
Net Asset Value, End of Period	$ 8.88	$ 7.74	$ 7.83	$ 13.37	$ 12.94	$ 11.19
Total Return(c)	16 .29%(d)	0 .93%	(35 .55)%	9.32%	19 .11%	10 .45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 43,373	$ 37,302	$ 38,836	$ 60,957	$ 50,418	$ 28,185
Ratio of Expenses to Average Net Assets	1 .11%(e)	1 .19%	1 .09%	1.11%	1 .21%	1 .31%
Ratio of Gross Expenses to Average Net Assets(f)	1 .16%(e)	1.24%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .13%(e)	1 .80%	1 .66%	1.22%	1 .14%	0 .93%
Portfolio Turnover Rate	207 .5%(e)	170 .2%	132 .1%	100.3%	92 .8%	181 .1%(g)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.85	$ 7.95	$ 13.56	$ 13.13	$ 11.36	$ 10.67
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0 .17	0 .24	0 .25	0 .23	0 .20
Net Realized and Unrealized Gain (Loss) on Investments	1 .22	(0 .06)	(4 .59)	1 .01	1 .98	1 .00
Total From Investment Operations	1 .29	0.11	(4 .35)	1.26	2 .21	1.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .21)	(0 .22)	(0 .23)	(0 .15)	(0 .13)
Distributions from Realized Gains	–	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)
Total Dividends and Distributions	(0 .16)	(0 .21)	(1 .26)	(0 .83)	(0 .44)	(0 .51)
Net Asset Value, End of Period	$ 8.98	$ 7.85	$ 7.95	$ 13.56	$ 13.13	$ 11.36
Total Return	16 .66%(d)	1 .69%	(35 .15)%	10.04%	19 .99%	11 .54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 964,719	$ 571,990	$ 392,068	$ 467,050	$ 354,854	$ 197,923
Ratio of Expenses to Average Net Assets	0 .46%(e)	0 .47%	0 .45%	0.44%	0 .45%	0 .45%
Ratio of Net Investment Income to Average Net Assets	1 .68%(e)	2 .45%	2 .29%	1.88%	1 .91%	1 .77%
Portfolio Turnover Rate	207 .5%(e)	170 .2%	132 .1%	100.3%	92 .8%	181 .1%(g)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 7.79	$ 7.88	$ 13.44	$ 13.02	$ 11.27	$ 10.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .11	0 .15	0 .13	0 .12	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	1 .22	(0 .07)	(4 .55)	1 .00	1 .97	1 .05
Total From Investment Operations	1 .26	0.04	(4 .40)	1.13	2 .09	1.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .13)	(0 .12)	(0 .11)	(0 .05)	(0 .13)
Distributions from Realized Gains	–	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)
Total Dividends and Distributions	(0 .12)	(0 .13)	(1 .16)	(0 .71)	(0 .34)	(0 .51)
Net Asset Value, End of Period	$ 8.93	$ 7.79	$ 7.88	$ 13.44	$ 13.02	$ 11.27
Total Return	16 .25%(d)	0 .70%	(35 .65)%	9.04%	18 .91%	10 .38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,810	$ 1,420	$ 647	$ 1,010	$ 692	$ 217
Ratio of Expenses to Average Net Assets	1 .32%(e)	1 .33%	1 .33%	1.32%	1 .33%	1 .33%
Ratio of Net Investment Income to Average Net Assets	0 .91%(e)	1 .49%	1 .40%	1.00%	0 .99%	0 .37%
Portfolio Turnover Rate	207 .5%(e)	170 .2%	132 .1%	100.3%	92 .8%	181 .1%(g)

See accompanying notes.

491

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 7.80	$ 7.88	$ 13.45	$ 13.03	$ 11.28	$ 10.67
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .12	0 .17	0 .16	0 .14	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .22	(0 .06)	(4 .57)	0 .99	1 .96	1 .01
Total From Investment Operations	1 .26	0.06	(4 .40)	1.15	2 .10	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .14)	(0 .13)	(0 .13)	(0 .06)	(0 .13)
Distributions from Realized Gains	–	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)
Total Dividends and Distributions	(0 .11)	(0 .14)	(1 .17)	(0 .73)	(0 .35)	(0 .51)
Net Asset Value, End of Period	$ 8.95	$ 7.80	$ 7.88	$ 13.45	$ 13.03	$ 11.28
Total Return	16 .29%(d)	0 .94%	(35 .63)%	9.18%	19 .05%	10 .69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,537	$ 3,025	$ 1,735	$ 3,608	$ 4,962	$ 3,993
Ratio of Expenses to Average Net Assets	1 .19%(e)	1 .20%	1 .20%	1.19%	1 .20%	1 .20%
Ratio of Net Investment Income to Average Net Assets	1 .05%(e)	1 .62%	1 .58%	1.18%	1 .19%	0 .97%
Portfolio Turnover Rate	207 .5%(e)	170 .2%	132 .1%	100.3%	92 .8%	181 .1%(g)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 7.78	$ 7.87	$ 13.44	$ 13.02	$ 11.26	$ 10.65
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .12	0 .18	0 .17	0 .16	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	1 .21	(0 .05)	(4 .56)	1 .00	1 .97	0 .95
Total From Investment Operations	1 .26	0.07	(4 .38)	1.17	2 .13	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .16)	(0 .15)	(0 .15)	(0 .08)	(0 .13)
Distributions from Realized Gains	–	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)
Total Dividends and Distributions	(0 .13)	(0 .16)	(1 .19)	(0 .75)	(0 .37)	(0 .51)
Net Asset Value, End of Period	$ 8.91	$ 7.78	$ 7.87	$ 13.44	$ 13.02	$ 11.26
Total Return	16 .34%(d)	1 .10%	(35 .53)%	9.39%	19 .39%	10 .73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,078	$ 5,783	$ 1,969	$ 3,258	$ 2,910	$ 652
Ratio of Expenses to Average Net Assets	1 .01%(e)	1 .02%	1 .02%	1.01%	1 .02%	1 .02%
Ratio of Net Investment Income to Average Net Assets	1 .29%(e)	1 .74%	1 .73%	1.32%	1 .29%	1 .48%
Portfolio Turnover Rate	207 .5%(e)	170 .2%	132 .1%	100.3%	92 .8%	181 .1%(g)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 7.79	$ 7.89	$ 13.46	$ 13.04	$ 11.28	$ 10.64
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .15	0 .20	0 .20	0 .18	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .22	(0 .07)	(4 .56)	1 .00	1 .97	1 .02
Total From Investment Operations	1 .28	0.08	(4 .36)	1.20	2 .15	1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .18)	(0 .17)	(0 .18)	(0 .10)	(0 .13)
Distributions from Realized Gains	–	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)
Total Dividends and Distributions	(0 .14)	(0 .18)	(1 .21)	(0 .78)	(0 .39)	(0 .51)
Net Asset Value, End of Period	$ 8.93	$ 7.79	$ 7.89	$ 13.46	$ 13.04	$ 11.28
Total Return	16 .57%(d)	1 .23%	(35 .36)%	9.60%	19 .57%	11 .05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,252	$ 2,009	$ 1,438	$ 1,928	$ 1,278	$ 739
Ratio of Expenses to Average Net Assets	0 .82%(e)	0 .83%	0 .83%	0.82%	0 .83%	0 .83%
Ratio of Net Investment Income to Average Net Assets	1 .43%(e)	2 .04%	1 .91%	1.49%	1 .51%	1 .15%
Portfolio Turnover Rate	207 .5%(e)	170 .2%	132 .1%	100.3%	92 .8%	181 .1%(g)
See accompanying notes.

492

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 7.85	$ 7.95	$ 13.55	$ 13.12	$ 11.35	$ 10.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0 .15	0 .22	0 .21	0 .20	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	1 .21	(0 .06)	(4 .59)	1 .01	1 .98	1 .00
Total From Investment Operations	1 .28	0.09	(4 .37)	1.22	2 .18	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .19)	(0 .19)	(0 .19)	(0 .12)	(0 .13)
Distributions from Realized Gains	–	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)
Total Dividends and Distributions	(0 .14)	(0 .19)	(1 .23)	(0 .79)	(0 .41)	(0 .51)
Net Asset Value, End of Period	$ 8.99	$ 7.85	$ 7.95	$ 13.55	$ 13.12	$ 11.35
Total Return	16 .49%(d)	1 .31%	(35 .26)%	9.75%	19 .69%	11 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,643	$ 7,054	$ 3,015	$ 9,482	$ 9,450	$ 5,810
Ratio of Expenses to Average Net Assets	0 .70%(e)	0 .71%	0 .71%	0.70%	0 .71%	0 .71%
Ratio of Net Investment Income to Average Net Assets	1 .59%(e)	2 .09%	2 .06%	1.62%	1 .65%	1 .53%
Portfolio Turnover Rate	207 .5%(e)	170 .2%	132 .1%	100.3%	92 .8%	181 .1%(g)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

See accompanying notes.

493

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 9.12	$ 8.77	$ 15.02	$ 13.77	$ 11.80	$ 10.53
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .15	0 .22	0 .20	0 .16	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	1 .32	0 .39	(5 .95)	1.46	2 .04	1 .17
Total From Investment Operations	1 .38	0.54	(5 .73)	1.66	2 .20	1.31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .19)	(0 .19)	(0 .13)	(0 .10)	(0 .04)
Distributions from Realized Gains	–	–	(0 .33)	(0 .28)	(0 .13)	–
Total Dividends and Distributions	(0 .13)	(0 .19)	(0 .52)	(0 .41)	(0 .23)	(0 .04)
Net Asset Value, End of Period	$ 10.37	$ 9.12	$ 8.77	$ 15.02	$ 13.77	$ 11.80
Total Return	15 .22%(c)	6 .56%	(39 .42)%	12.33%	18 .85%	12 .49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,304,685	$ 1,245,238	$ 874,193	$ 1,003,450	$ 563,868	$ 287,911
Ratio of Expenses to Average Net Assets	0 .77%(d),(e)	0 .79%(e)	0 .79%	0.79%	0 .80%	0 .80%
Ratio of Net Investment Income to Average Net Assets	1 .15%(d)	1 .82%	1 .82%	1.37%	1 .29%	1 .26%
Portfolio Turnover Rate	54 .4%(d)	114 .5%	52 .1%	35.8%	41 .3%	58 .9%

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND I
R-1 shares
Net Asset Value, Beginning of Period	$ 9.08	$ 8 .70	$ 14.90	$ 13 .65	$ 11 .71	$ 10.56
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .08	0 .12	0 .07	0 .03	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	1 .31	0 .39	(5 .92)	1 .46	2 .04	1 .14
Total From Investment Operations	1 .33	0.47	(5 .80)	1.53	2 .07	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .09)	(0 .07)	–	–	(0 .03)
Distributions from Realized Gains	–	–	(0 .33)	(0 .28)	(0 .13)	–
Total Dividends and Distributions	(0 .07)	(0 .09)	(0 .40)	(0 .28)	(0 .13)	(0 .03)
Net Asset Value, End of Period	$ 10.34	$ 9.08	$ 8.70	$ 14 .90	$ 13 .65	$ 11.71
Total Return	14 .66%(c)	5 .59%	(39 .94)%	11.45%	17 .78%	11 .23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,083	$ 4,784	$ 3,370	$ 5,520	$ 4,691	$ 390
Ratio of Expenses to Average Net Assets	1 .65%(d),(e)	1 .66%(e)	1 .67%	1.67%	1 .68%	1 .68%
Ratio of Net Investment Income to Average Net Assets	0 .32%(d)	0 .93%	0 .95%	0.52%	0 .24%	0 .34%
Portfolio Turnover Rate	54 .4%(d)	114 .5%	52 .1%	35.8%	41 .3%	58 .9%

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND I
R-2 shares
Net Asset Value, Beginning of Period	$ 9.04	$ 8 .68	$ 14.86	$ 13 .62	$ 11 .69	$ 10.50
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .09	0 .13	0 .09	0 .06	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	1 .32	0 .38	(5 .90)	1 .45	2 .01	1 .17
Total From Investment Operations	1 .35	0.47	(5 .77)	1.54	2 .07	1.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .11)	(0 .08)	(0 .02)	(0 .01)	(0 .04)
Distributions from Realized Gains	–	–	(0 .33)	(0 .28)	(0 .13)	–
Total Dividends and Distributions	(0 .06)	(0 .11)	(0 .41)	(0 .30)	(0 .14)	(0 .04)
Net Asset Value, End of Period	$ 10.33	$ 9.04	$ 8.68	$ 14 .86	$ 13 .62	$ 11.69
Total Return	14 .93%(c)	5 .64%	(39 .83)%	11.54%	17 .78%	11 .69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,998	$ 5,336	$ 4,848	$ 6,886	$ 5,462	$ 19
Ratio of Expenses to Average Net Assets	1 .52%(d),(e)	1 .53%(e)	1 .54%	1.54%	1 .55%	1 .55%
Ratio of Net Investment Income to Average Net Assets	0 .55%(d)	1 .12%	1 .08%	0.64%	0 .48%	0 .56%
Portfolio Turnover Rate	54 .4%(d)	114 .5%	52 .1%	35.8%	41 .3%	58 .9%

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND I
R-3 shares
Net Asset Value, Beginning of Period	$ 9.07	$ 8 .71	$ 14.91	$ 13 .66	$ 11 .72	$ 10.51
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .10	0 .15	0 .12	0 .09	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	1 .32	0 .39	(5 .91)	1 .46	2 .01	1 .20
Total From Investment Operations	1 .35	0.49	(5 .76)	1.58	2 .10	1.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .13)	(0 .11)	(0 .05)	(0 .03)	(0 .04)
Distributions from Realized Gains	–	–	(0 .33)	(0 .28)	(0 .13)	–
Total Dividends and Distributions	(0 .09)	(0 .13)	(0 .44)	(0 .33)	(0 .16)	(0 .04)
Net Asset Value, End of Period	$ 10.33	$ 9.07	$ 8.71	$ 14 .91	$ 13 .66	$ 11.72
Total Return	14 .94%(c)	5 .85%	(39 .72)%	11.79%	18 .04%	11 .88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,896	$ 5,509	$ 4,422	$ 7,005	$ 5,338	$ 376
Ratio of Expenses to Average Net Assets	1 .34%(d),(e)	1 .35%(e)	1 .36%	1.36%	1 .37%	1 .37%
Ratio of Net Investment Income to Average Net Assets	0 .65%(d)	1 .27%	1 .25%	0.82%	0 .70%	0 .48%
Portfolio Turnover Rate	54 .4%(d)	114 .5%	52 .1%	35.8%	41 .3%	58 .9%

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND I
R-4 shares
Net Asset Value, Beginning of Period	$ 9.08	$ 8 .73	$ 14.95	$ 13 .69	$ 11 .74	$ 10.52
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .11	0 .17	0 .14	0 .11	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	1 .32	0 .40	(5 .93)	1 .47	2 .02	1 .16
Total From Investment Operations	1 .36	0.51	(5 .76)	1.61	2 .13	1.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .16)	(0 .13)	(0 .07)	(0 .05)	(0 .04)
Distributions from Realized Gains	–	–	(0 .33)	(0 .28)	(0 .13)	–
Total Dividends and Distributions	(0 .10)	(0 .16)	(0 .46)	(0 .35)	(0 .18)	(0 .04)
Net Asset Value, End of Period	$ 10.34	$ 9.08	$ 8.73	$ 14 .95	$ 13 .69	$ 11.74
Total Return	15 .06%(c)	6 .11%	(39 .64)%	12.05%	18 .32%	11 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,814	$ 3,486	$ 2,386	$ 2,571	$ 1,271	$ 12
Ratio of Expenses to Average Net Assets	1 .15%(d),(e)	1 .16%(e)	1 .17%	1.17%	1 .18%	1 .18%
Ratio of Net Investment Income to Average Net Assets	0 .81%(d)	1 .41%	1 .46%	0.98%	0 .84%	0 .92%
Portfolio Turnover Rate	54 .4%(d)	114 .5%	52 .1%	35.8%	41 .3%	58 .9%

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND I
R-5 shares
Net Asset Value, Beginning of Period	$ 9.10	$ 8 .74	$ 14.98	$ 13 .72	$ 11 .77	$ 10 .52
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .12	0 .19	0 .16	0 .13	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .32	0 .40	(5 .95)	1 .47	2 .02	1 .17
Total From Investment Operations	1 .37	0.52	(5 .76)	1.63	2 .15	1.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .16)	(0 .15)	(0 .09)	(0 .07)	(0 .04)
Distributions from Realized Gains	–	–	(0 .33)	(0 .28)	(0 .13)	–
Total Dividends and Distributions	(0 .10)	(0 .16)	(0 .48)	(0 .37)	(0 .20)	(0 .04)
Net Asset Value, End of Period	$ 10.37	$ 9.10	$ 8.74	$ 14 .98	$ 13 .72	$ 11.77
Total Return	15 .15%(c)	6 .29%	(39 .62)%	12.15%	18 .42%	12 .28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,327	$ 9,613	$ 5,745	$ 9,406	$ 6,758	$ 2,594
Ratio of Expenses to Average Net Assets	1 .03%(d),(e)	1 .04%(e)	1 .05%	1.05%	1 .06%	1 .06%
Ratio of Net Investment Income to Average Net Assets	1 .07%(d)	1 .51%	1 .58%	1.13%	1 .03%	1 .02%
Portfolio Turnover Rate	54 .4%(d)	114 .5%	52 .1%	35.8%	41 .3%	58 .9%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

495

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2010(a)		2009	2008	2007	2006	2005
LARGECAP VALUE FUND III
Class J shares
Net Asset Value, Beginning of Period	$ 8.55		$ 8 .36		$ 15.67	$ 15.38	$ 13.34	$ 12 .58
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .03		0 .11	0 .23	0.18	0 .15	0 .10
Net Realized and Unrealized Gain (Loss) on Investments		1 .33		0 .24	(6 .40)	0.96	2 .48	0 .93
Total From Investment Operations		1 .36		0.35	(6 .17)	1.14	2 .63	1.03
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .10)		(0 .16)	(0 .20)	(0 .14)	(0 .08)	(0 .17)
Distributions from Realized Gains		–		–	(0 .94)	(0 .71)	(0 .51)	(0 .10)
Total Dividends and Distributions		(0 .10)		(0 .16)	(1 .14)	(0 .85)	(0 .59)	(0 .27)
Net Asset Value, End of Period	$ 9.81		$ 8.55		$ 8.36	$ 15.67	$ 15.38	$ 13.34
Total Return(c)	15 .99%(d)			4 .39%	(42 .26)%	7.62%	20 .37%	8 .25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 73,342		$ 64,656		$ 66,714	$ 132,320	$ 104,621	$ 69,104
Ratio of Expenses to Average Net Assets	1 .39%(e),(f)		1 .43%(f)		1 .34%	1.40%	1 .47%	1 .54%
Ratio of Gross Expenses to Average Net Assets(g)		1 .45%(e)		1.48%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets		0 .71%(e)		1 .41%	1 .89%	1.16%	1 .03%	0 .78%
Portfolio Turnover Rate		75 .0%(e)		98 .7%	55 .3%	29.2%	20 .7%	28 .1%(h)

	2010(a)		2009		2008	2007	2006	2005
LARGECAP VALUE FUND III
Institutional shares
Net Asset Value, Beginning of Period	$ 8.67	$ 8.49		$ 15.91	$ 15.61		$ 13.54	$ 12.67
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06		0 .16		0 .29	0 .29	0 .25	0 .21
Net Realized and Unrealized Gain (Loss) on
Investments	1 .34		0 .24		(6 .48)	0 .97	2 .51	0 .94
Total From Investment Operations	1 .40		0.40		(6 .19)	1.26	2 .76	1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)		(0 .22)		(0 .29)	(0 .25)	(0 .18)	(0 .18)
Distributions from Realized Gains	–		–		(0 .94)	(0 .71)	(0 .51)	(0 .10)
Total Dividends and Distributions	(0 .15)		(0 .22)		(1 .23)	(0 .96)	(0 .69)	(0 .28)
Net Asset Value, End of Period	$ 9.92	$ 8.67		$ 8.49	$ 15.91		$ 15.61	$ 13.54
Total Return	16 .31%(d)		5 .12%		(41 .96)%	8.33%	21 .18%	9 .14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,664,294	$ 1,688,856		$ 1,592,265	$ 2,156,908		$ 2,028,156	$ 1,397,435
Ratio of Expenses to Average Net Assets	0 .77%(e),(f)	0 .78%(f)			0 .77%	0.76%	0 .77%	0 .78%
Ratio of Net Investment Income to Average Net Assets.	1 .34%(e)		2 .04%		2 .44%	1.82%	1 .73%	1 .58%
Portfolio Turnover Rate	75 .0%(e)		98 .7%		55 .3%	29.2%	20 .7%	28 .1%(h)

		2010(a)		2009	2008	2007	2006	2005
LARGECAP VALUE FUND III
R-1 shares
Net Asset Value, Beginning of Period	$ 8.61		$ 8 .40		$ 15.75	$ 15 .46	$ 13 .41	$ 12.69
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .02		0 .09	0 .19	0 .14	0 .11	0 .06
Net Realized and Unrealized Gain (Loss) on Investments		1 .34		0 .24	(6 .43)	0 .97	2 .51	0 .93
Total From Investment Operations		1 .36		0.33	(6 .24)	1.11	2 .62	0.99
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .08)		(0 .12)	(0 .17)	(0 .11)	(0 .06)	(0 .17)
Distributions from Realized Gains		–		–	(0 .94)	(0 .71)	(0 .51)	(0 .10)
Total Dividends and Distributions		(0 .08)		(0 .12)	(1 .11)	(0 .82)	(0 .57)	(0 .27)
Net Asset Value, End of Period	$ 9.89		$ 8.61		$ 8.40	$ 15 .75	$ 15 .46	$ 13.41
Total Return		15 .84%(d)		4 .17%	(42 .45)%	7.36%	20 .17%	7 .85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,159		$ 4,470		$ 4,834	$ 8,782	$ 5,896	$ 383
Ratio of Expenses to Average Net Assets	1 .65%(e),(f)		1 .66%(f)		1 .65%	1.64%	1 .65%	1 .66%
Ratio of Net Investment Income to Average Net Assets		0 .44%(e)		1 .19%	1 .57%	0.90%	0 .78%	0 .43%
Portfolio Turnover Rate		75 .0%(e)		98 .7%	55 .3%	29 .2%	20 .7%	28 .1%(h)

See accompanying notes.

496

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND III
R-2 shares
Net Asset Value, Beginning of Period	$ 8.58	$ 8.35	$ 15.66	$ 15.38	$ 13.35	$ 12.59
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .10	0 .21	0 .17	0 .14	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .33	0 .25	(6 .40)	0 .95	2 .48	0 .92
Total From Investment Operations	1 .36	0.35	(6 .19)	1.12	2 .62	1.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .12)	(0 .18)	(0 .13)	(0 .08)	(0 .17)
Distributions from Realized Gains	–	–	(0 .94)	(0 .71)	(0 .51)	(0 .10)
Total Dividends and Distributions	(0 .09)	(0 .12)	(1 .12)	(0 .84)	(0 .59)	(0 .27)
Net Asset Value, End of Period	$ 9.85	$ 8.58	$ 8.35	$ 15.66	$ 15.38	$ 13.35
Total Return	15 .89%(d)	4 .36%	(42 .36)%	7.48%	20 .27%	8 .24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,407	$ 19,786	$ 25,923	$ 63,577	$ 61,713	$ 43,523
Ratio of Expenses to Average Net Assets	1 .52%(e),(f)	1 .53%(f)	1 .52%	1.51%	1 .52%	1 .53%
Ratio of Net Investment Income to Average Net Assets	0 .59%(e)	1 .35%	1 .72%	1.07%	0 .99%	0 .81%
Portfolio Turnover Rate	75 .0%(e)	98 .7%	55 .3%	29.2%	20 .7%	28 .1%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND III
R-3 shares
Net Asset Value, Beginning of Period	$ 8.86	$ 8 .64	$ 16.16	$ 15.84	$ 13 .73	$ 12 .92
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .12	0 .24	0 .20	0 .17	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .37	0 .25	(6 .62)	0 .98	2 .55	0 .95
Total From Investment Operations	1 .41	0.37	(6 .38)	1.18	2 .72	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .15)	(0 .20)	(0 .15)	(0 .10)	(0 .17)
Distributions from Realized Gains	–	–	(0 .94)	(0 .71)	(0 .51)	(0 .10)
Total Dividends and Distributions	(0 .08)	(0 .15)	(1 .14)	(0 .86)	(0 .61)	(0 .27)
Net Asset Value, End of Period	$ 10.19	$ 8.86	$ 8.64	$ 16.16	$ 15 .84	$ 13.73
Total Return	16 .01%(d)	4 .48%	(42 .26)%	7.69%	20 .49%	8 .44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 33,991	$ 34,970	$ 60,137	$ 139,292	$ 93,399	$ 58,191
Ratio of Expenses to Average Net Assets	1 .34%(e),(f)	1 .35%(f)	1 .34%	1.33%	1 .34%	1 .35%
Ratio of Net Investment Income to Average Net Assets	0 .77%(e)	1 .55%	1 .90%	1.24%	1 .15%	0 .97%
Portfolio Turnover Rate	75 .0%(e)	98 .7%	55 .3%	29.2%	20 .7%	28 .1%(h)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND III
R-4 shares
Net Asset Value, Beginning of Period	$ 8.63	$ 8.43	$ 15.80	$ 15.51	$ 13.46	$ 12.64
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .13	0 .26	0 .22	0 .19	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .33	0 .24	(6 .46)	0 .97	2 .50	0 .95
Total From Investment Operations	1 .38	0.37	(6 .20)	1.19	2 .69	1.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .17)	(0 .23)	(0 .19)	(0 .13)	(0 .18)
Distributions from Realized Gains	–	–	(0 .94)	(0 .71)	(0 .51)	(0 .10)
Total Dividends and Distributions	(0 .11)	(0 .17)	(1 .17)	(0 .90)	(0 .64)	(0 .28)
Net Asset Value, End of Period	$ 9.90	$ 8.63	$ 8.43	$ 15.80	$ 15.51	$ 13.46
Total Return	16 .13%(d)	4 .71%	(42 .16)%	7.90%	20 .69%	8 .73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,577	$ 20,289	$ 23,519	$ 59,964	$ 42,774	$ 23,754
Ratio of Expenses to Average Net Assets	1 .15%(e),(f)	1 .16%(f)	1 .15%	1.14%	1 .15%	1 .16%
Ratio of Net Investment Income to Average Net Assets	0 .98%(e)	1 .70%	2 .12%	1.40%	1 .34%	1 .14%
Portfolio Turnover Rate	75 .0%(e)	98 .7%	55 .3%	29.2%	20 .7%	28 .1%(h)

See accompanying notes.

497

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
LARGECAP VALUE FUND III
R-5 shares
Net Asset Value, Beginning of Period	$ 8.68	$ 8.47	$ 15.88	$ 15.58	$ 13.51	$ 12.68
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .14	0 .27	0.24	0 .21	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	1 .33	0 .25	(6 .49)	0.98	2 .52	0 .94
Total From Investment Operations	1 .38	0.39	(6 .22)	1.22	2 .73	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .18)	(0 .25)	(0 .21)	(0 .15)	(0 .18)
Distributions from Realized Gains	–	–	(0 .94)	(0 .71)	(0 .51)	(0 .10)
Total Dividends and Distributions	(0 .12)	(0 .18)	(1 .19)	(0 .92)	(0 .66)	(0 .28)
Net Asset Value, End of Period	$ 9.94	$ 8.68	$ 8.47	$ 15.88	$ 15.58	$ 13.51
Total Return	16 .06%(d)	4 .92%	(42 .13)%	8.06%	20 .91%	8 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,619	$ 32,818	$ 47,854	$ 136,082	$ 116,652	$ 67,032
Ratio of Expenses to Average Net Assets	1 .03%(e),(f)	1 .04%(f)	1 .03%	1.02%	1 .03%	1 .04%
Ratio of Net Investment Income to Average Net Assets	1 .09%(e)	1 .81%	2 .21%	1.54%	1 .46%	1 .29%
Portfolio Turnover Rate	75 .0%(e)	98 .7%	55 .3%	29.2%	20 .7%	28 .1%(h)

(a) Six months ended April 30, 2010.

(b) Calculated based on average shares outstanding during the period. (c) Total return is calculated without the contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Excludes expense reimbursement from Manager, Underwriter and/or custodian.

(h) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
MIDCAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period	$ 10.13	$ 9.28	$ 15.60	$ 14.58	$ 13.52	$ 12.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	–	(0 .03)	(0 .03)	(0 .01)	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	2 .11	1 .37	(4 .81)	2 .47	1 .78	1 .61
Total From Investment Operations	2 .12	1.37	(4 .84)	2.44	1 .77	1.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)
Total Dividends and Distributions	(0 .03)	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .89)
Net Asset Value, End of Period	$ 12.22	$ 10.13	$ 9.28	$ 15.60	$ 14.58	$ 13.52
Total Return(c)	20 .96%(d)	16 .33%	(34 .09)%	18.00%	13 .54%	13 .53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 171,733	$ 143,192	$ 128,240	$ 212,869	$ 157,731	$ 117,300
Ratio of Expenses to Average Net Assets	1 .24%(e)	1 .30%	1 .22%	1.28%	1 .35%	1 .43%
Ratio of Gross Expenses to Average Net Assets(f)	1 .29%(e)	1.35%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .23%(e)	(0 .06)%	(0 .21)%	(0 .23)%	(0 .07)%	0 .35%
Portfolio Turnover Rate	30 .5%(e)	12 .9%	26 .8%	30.6%	43 .4%	133 .8%(g)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 10.56	$ 9.59	$ 15.99	$ 14 .92	$ 13 .79	$ 12.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .06	0 .04	0 .04	0 .09	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	2 .19	1 .43	(4 .96)	2 .53	1 .83	1 .64
Total From Investment Operations	2 .24	1.49	(4 .92)	2.57	1 .92	1.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	–	–	(0 .08)	(0 .08)	(0 .03)
Distributions from Realized Gains	–	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)
Total Dividends and Distributions	(0 .09)	(0 .52)	(1 .48)	(1 .50)	(0 .79)	(0 .90)
Net Asset Value, End of Period	$ 12.71	$ 10.56	$ 9.59	$ 15 .99	$ 14 .92	$ 13.79
Total Return	21 .29%(d)	17 .09%	(33 .73)%	18.64%	14 .43%	14 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 382,382	$ 423,084	$ 28,740	$ 1,378	$ 13	$ 12
Ratio of Expenses to Average Net Assets	0 .65%(e)	0 .69%	0 .65%	0.64%	0 .64%	0 .65%
Ratio of Gross Expenses to Average Net Assets	0 .65%(e),(h)	0 .70%(h)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .84%(e)	0 .60%	0 .30%	0.23%	0 .65%	1 .15%
Portfolio Turnover Rate	30 .5%(e)	12 .9%	26 .8%	30.6%	43 .4%	133 .8%(g)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP BLEND FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 10.17	$ 9.34	$ 15.73	$ 14.73	$ 13.68	$ 12.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .03)	(0 .07)	(0 .07)	(0 .04)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	2 .11	1 .38	(4 .84)	2 .49	1 .80	1 .67
Total From Investment Operations	2 .11	1.35	(4 .91)	2.42	1 .76	1.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)
Total Dividends and Distributions	(0 .02)	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .89)
Net Asset Value, End of Period	$ 12.26	$ 10.17	$ 9.34	$ 15.73	$ 14.73	$ 13.68
Total Return	20 .79%(d)	15 .99%	(34 .27)%	17.66%	13 .30%	13 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,153	$ 1,879	$ 954	$ 1,323	$ 467	$ 278
Ratio of Expenses to Average Net Assets	1 .52%(e)	1 .53%	1 .53%	1.52%	1 .52%	1 .53%
Ratio of Net Investment Income to Average Net Assets	(0 .05)%(e)	(0 .33)%	(0 .53)%	(0 .49)%	(0 .26)%	0 .17%
Portfolio Turnover Rate	30 .5%(e)	12 .9%	26 .8%	30.6%	43 .4%	133 .8%(g)

See accompanying notes.

499

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP BLEND FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 10.21	$ 9.36	$ 15.74	$ 14.71	$ 13.64	$ 12.85
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .02)	(0 .05)	(0 .05)	(0 .01)	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	2 .13	1 .39	(4 .85)	2 .50	1 .79	1 .65
Total From Investment Operations	2 .13	1.37	(4 .90)	2.45	1 .78	1.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	–	–	–	–	(0 .03)
Distributions from Realized Gains	–	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)
Total Dividends and Distributions	(0 .03)	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .90)
Net Asset Value, End of Period	$ 12.31	$ 10.21	$ 9.36	$ 15.74	$ 14.71	$ 13.64
Total Return	20 .88%(d)	16 .18%	(34 .18)%	17.90%	13 .49%	13 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,930	$ 4,048	$ 2,552	$ 3,312	$ 2,631	$ 3,212
Ratio of Expenses to Average Net Assets	1 .39%(e)	1 .40%	1 .40%	1.39%	1 .39%	1 .40%
Ratio of Net Investment Income to Average Net Assets	0 .07%(e)	(0 .19)%	(0 .40)%	(0 .34)%	(0 .10)%	0 .34%
Portfolio Turnover Rate	30 .5%(e)	12 .9%	26 .8%	30.6%	43 .4%	133 .8%(g)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP BLEND FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 10.38	$ 9.48	$ 15.91	$ 14.83	$ 13.72	$ 12.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	–	(0 .03)	(0 .03)	0 .01	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	2 .16	1 .42	(4 .92)	2 .53	1 .81	1 .64
Total From Investment Operations	2 .17	1.42	(4 .95)	2.50	1 .82	1.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	–	–	–	(0 .03)
Distributions from Realized Gains	–	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)
Total Dividends and Distributions	(0 .04)	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .90)
Net Asset Value, End of Period	$ 12.51	$ 10.38	$ 9.48	$ 15.91	$ 14.83	$ 13.72
Total Return	20 .95%(d)	16 .51%	(34 .12)%	18.12%	13 .72%	13 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,143	$ 11,000	$ 7,650	$ 10,101	$ 6,374	$ 3,207
Ratio of Expenses to Average Net Assets	1 .21%(e)	1 .22%	1 .22%	1.21%	1 .21%	1 .22%
Ratio of Net Investment Income to Average Net Assets	0 .24%(e)	(0 .01)%	(0 .21)%	(0 .17)%	0 .07%	0 .57%
Portfolio Turnover Rate	30 .5%(e)	12 .9%	26 .8%	30.6%	43 .4%	133 .8%(g)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP BLEND FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 10.59	$ 9.65	$ 16.13	$ 15.02	$ 13.90	$ 13.04
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .02	–	–	0 .03	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	2 .19	1 .44	(5 .00)	2 .56	1 .82	1 .66
Total From Investment Operations	2 .22	1.46	(5 .00)	2.56	1 .85	1.76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	–	–	(0 .03)	(0 .02)	(0 .03)
Distributions from Realized Gains	–	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)
Total Dividends and Distributions	(0 .05)	(0 .52)	(1 .48)	(1 .45)	(0 .73)	(0 .90)
Net Asset Value, End of Period	$ 12.76	$ 10.59	$ 9.65	$ 16.13	$ 15.02	$ 13.90
Total Return	21 .05%(d)	16 .65%	(33 .95)%	18.29%	13 .80%	13 .98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,593	$ 8,038	$ 4,998	$ 6,618	$ 5,352	$ 2,992
Ratio of Expenses to Average Net Assets	1 .02%(e)	1 .03%	1 .03%	1.02%	1 .02%	1 .03%
Ratio of Net Investment Income to Average Net Assets	0 .47%(e)	0 .19%	(0 .03)%	0.03%	0 .23%	0 .78%
Portfolio Turnover Rate	30 .5%(e)	12 .9%	26 .8%	30.6%	43 .4%	133 .8%(g)

See accompanying notes.

500

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP BLEND FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 10.50	$ 9.56	$ 15.98	$ 14.90	$ 13.78	$ 12.92
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .03	0 .02	0 .02	0 .06	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	2 .19	1 .43	(4 .96)	2 .52	1 .81	1 .65
Total From Investment Operations	2 .22	1.46	(4 .94)	2.54	1 .87	1.76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	–	–	(0 .04)	(0 .04)	(0 .03)
Distributions from Realized Gains	–	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)
Total Dividends and Distributions	(0 .07)	(0 .52)	(1 .48)	(1 .46)	(0 .75)	(0 .90)
Net Asset Value, End of Period	$ 12.65	$ 10.50	$ 9.56	$ 15.98	$ 14.90	$ 13.78
Total Return	21 .20%(d)	16 .82%	(33 .89)%	18.39%	14 .06%	14 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,602	$ 15,132	$ 10,606	$ 26,379	$ 20,033	$ 23,927
Ratio of Expenses to Average Net Assets	0 .90%(e)	0 .91%	0 .91%	0.90%	0 .90%	0 .91%
Ratio of Net Investment Income to Average Net Assets	0 .53%(e)	0 .31%	0 .12%	0.15%	0 .42%	0 .84%
Portfolio Turnover Rate	30 .5%(e)	12 .9%	26 .8%	30.6%	43 .4%	133 .8%(g)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

501

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period	$ 5.12	$ 5.04	$ 8.33	$ 6.32	$ 5.95	$ 5.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .05)	(0 .05)	(0 .06)	(0 .06)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	1 .14	0 .13	(2 .67)	2 .07	0 .43	0 .85
Total From Investment Operations	1 .12	0.08	(2 .72)	2.01	0 .37	0.78
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .57)	–	–	–
Total Dividends and Distributions	–	–	(0 .57)	–	–	–
Net Asset Value, End of Period	$ 6.24	$ 5.12	$ 5.04	$ 8.33	$ 6.32	$ 5.95
Total Return(c)	21 .88%(d)	1 .59%	(35 .11)%	31.80%	6 .22%	15 .09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,886	$ 19,435	$ 20,448	$ 28,144	$ 20,359	$ 18,341
Ratio of Expenses to Average Net Assets	1 .39%(e)	1 .49%	1 .42%	1.44%	1 .48%	1 .58%
Ratio of Gross Expenses to Average Net Assets(f)	1 .43%(e)	1.54%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .82)%(e)	(1 .08)%	(0 .72)%	(0 .85)%	(0 .98)%	(1 .21)%
Portfolio Turnover Rate	242 .1%(e)	227 .2%	161 .7%	153.9%	146 .1%	233 .8%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 5.56	$ 5.43	$ 8.87	$ 6 .68	$ 6 .24	$ 5 .37
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .01)	–	–	(0 .01)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	1 .24	0 .14	(2 .87)	2 .19	0 .45	0 .88
Total From Investment Operations	1 .24	0.13	(2 .87)	2.19	0 .44	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	–
Distributions from Realized Gains	–	–	(0 .57)	–	–	–
Total Dividends and Distributions	–	–	(0 .57)	–	–	–
Net Asset Value, End of Period	$ 6.80	$ 5.56	$ 5.43	$ 8 .87	$ 6 .68	$ 6.24
Total Return	22 .32%(d)	2 .39%	(34 .65)%	32.78%	7 .05%	16 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,809	$ 34,450	$ 19,287	$ 9,799	$ 3,945	$ 11
Ratio of Expenses to Average Net Assets	0 .70%(e)	0 .70%	0 .71%	0.65%	0 .65%	0 .65%
Ratio of Gross Expenses to Average Net Assets	0 .75%(e),(g)	0 .77%(g)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .12)%(e)	(0 .29)%	(0 .01)%	(0 .05)%	(0 .18)%	(0 .18)%
Portfolio Turnover Rate	242 .1%(e)	227 .2%	161 .7%	153.9%	146 .1%	233 .8%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 5.31	$ 5.24	$ 8.64	$ 6.56	$ 6.18	$ 5.37
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .06)	(0 .06)	(0 .07)	(0 .07)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	0 .13	(2 .77)	2 .15	0 .45	0 .88
Total From Investment Operations	1 .16	0.07	(2 .83)	2.08	0 .38	0.81
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .57)	–	–	–
Total Dividends and Distributions	–	–	(0 .57)	–	–	–
Net Asset Value, End of Period	$ 6.47	$ 5.31	$ 5.24	$ 8.64	$ 6.56	$ 6.18
Total Return	21 .85%(d)	1 .34%	(35 .13)%	31.71%	6 .15%	15 .08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,448	$ 1,109	$ 658	$ 272	$ 120	$ 11
Ratio of Expenses to Average Net Assets	1 .55%(e)	1 .55%	1 .59%	1.53%	1 .53%	1 .53%
Ratio of Net Investment Income to Average Net Assets	(0 .99)%(e)	(1 .15)%	(0 .88)%	(0 .95)%	(1 .05)%	(1 .15)%
Portfolio Turnover Rate	242 .1%(e)	227 .2%	161 .7%	153.9%	146 .1%	233 .8%

See accompanying notes.

502

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 5.46	$ 5.38	$ 8.84	$ 6.71	$ 6.32	$ 5.48
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .05)	(0 .06)	(0 .06)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .22	0 .13	(2 .83)	2 .19	0 .45	0 .90
Total From Investment Operations	1 .19	0.08	(2 .89)	2.13	0 .39	0.84
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .57)	–	–	–
Total Dividends and Distributions	–	–	(0 .57)	–	–	–
Net Asset Value, End of Period	$ 6.65	$ 5.46	$ 5.38	$ 8.84	$ 6.71	$ 6.32
Total Return	21 .79%(d)	1 .49%	(35 .01)%	31.74%	6 .17%	15 .33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,957	$ 2,390	$ 625	$ 731	$ 1,992	$ 843
Ratio of Expenses to Average Net Assets	1 .42%(e)	1 .42%	1 .46%	1.40%	1 .40%	1 .40%
Ratio of Net Investment Income to Average Net Assets	(0 .86)%(e)	(1 .02)%	(0 .74)%	(0 .81)%	(0 .90)%	(1 .03)%
Portfolio Turnover Rate	242 .1%(e)	227 .2%	161 .7%	153.9%	146 .1%	233 .8%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 5.57	$ 5.47	$ 8.96	$ 6.79	$ 6.38	$ 5.52
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .05)	(0 .04)	(0 .05)	(0 .05)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .24	0 .15	(2 .88)	2 .22	0 .46	0 .91
Total From Investment Operations	1 .22	0.10	(2 .92)	2.17	0 .41	0.86
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .57)	–	–	–
Total Dividends and Distributions	–	–	(0 .57)	–	–	–
Net Asset Value, End of Period	$ 6.79	$ 5.57	$ 5.47	$ 8.96	$ 6.79	$ 6.38
Total Return	21 .90%(d)	1 .83%	(34 .86)%	31.96%	6 .43%	15 .58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,749	$ 10,722	$ 1,699	$ 1,582	$ 1,821	$ 555
Ratio of Expenses to Average Net Assets	1 .24%(e)	1 .24%	1 .28%	1.22%	1 .22%	1 .22%
Ratio of Net Investment Income to Average Net Assets	(0 .61)%(e)	(0 .86)%	(0 .57)%	(0 .61)%	(0 .72)%	(0 .87)%
Portfolio Turnover Rate	242 .1%(e)	227 .2%	161 .7%	153.9%	146 .1%	233 .8%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 5.65	$ 5.54	$ 9.07	$ 6.85	$ 6.43	$ 5.56
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .03)	(0 .03)	(0 .03)	(0 .04)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .27	0 .14	(2 .93)	2 .25	0 .46	0 .91
Total From Investment Operations	1 .25	0.11	(2 .96)	2.22	0 .42	0.87
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .57)	–	–	–
Total Dividends and Distributions	–	–	(0 .57)	–	–	–
Net Asset Value, End of Period	$ 6.90	$ 5.65	$ 5.54	$ 9.07	$ 6.85	$ 6.43
Total Return	22 .12%(d)	1 .99%	(34 .88)%	32.41%	6 .53%	15 .65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,003	$ 6,889	$ 4,010	$ 428	$ 347	$ 28
Ratio of Expenses to Average Net Assets	1 .05%(e)	1 .05%	1 .09%	1.03%	1 .03%	1 .03%
Ratio of Net Investment Income to Average Net Assets	(0 .49)%(e)	(0 .64)%	(0 .40)%	(0 .44)%	(0 .55)%	(0 .69)%
Portfolio Turnover Rate	242 .1%(e)	227 .2%	161 .7%	153.9%	146 .1%	233 .8%

See accompanying notes.

503

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 5.72	$ 5.60	$ 9.15	$ 6.91	$ 6.47	$ 5.59
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	(0 .03)	(0 .02)	(0 .03)	(0 .03)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	1 .28	0 .15	(2 .96)	2 .27	0 .47	0 .91
Total From Investment Operations	1 .27	0.12	(2 .98)	2.24	0 .44	0.88
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .57)	–	–	–
Total Dividends and Distributions	–	–	(0 .57)	–	–	–
Net Asset Value, End of Period	$ 6.99	$ 5.72	$ 5.60	$ 9.15	$ 6.91	$ 6.47
Total Return	22 .20%(d)	2 .14%	(34 .79)%	32.42%	6 .80%	15 .74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,535	$ 8,446	$ 2,561	$ 4,651	$ 1,410	$ 166
Ratio of Expenses to Average Net Assets	0 .93%(e)	0 .93%	0 .97%	0.91%	0 .91%	0 .91%
Ratio of Net Investment Income to Average Net Assets	(0 .45)%(e)	(0 .52)%	(0 .24)%	(0 .34)%	(0 .42)%	(0 .54)%
Portfolio Turnover Rate	242 .1%(e)	227 .2%	161 .7%	153.9%	146 .1%	233 .8%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

504

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND III
Class J shares
Net Asset Value, Beginning of Period	$ 6.90	$ 5.94	$ 11.50	$ 9.08	$ 8.43	$ 7.20
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .06)	(0 .09)	(0 .11)	(0 .09)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	1 .69	1 .02	(4 .70)	2 .81	0 .81	1 .35
Total From Investment Operations	1 .66	0.96	(4 .79)	2.70	0 .72	1.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 8.56	$ 6.90	$ 5.94	$ 11.50	$ 9.08	$ 8.43
Total Return(c)	24 .06%(d)	16 .16%	(44 .57)%	30.49%	8 .51%	17 .08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,766	$ 24,700	$ 20,178	$ 38,498	$ 27,963	$ 22,011
Ratio of Expenses to Average Net Assets	1 .69%(e),(f)	1 .78%(f)	1 .67%	1.72%	1 .78%	1 .89%
Ratio of Gross Expenses to Average Net Assets(g)	1 .76%(e)	1 .84%	–	–	1 .78%	1 .89%
Ratio of Net Investment Income to Average Net Assets	(0 .85)%(e)	(0 .95)%	(0 .99)%	(1 .13)%	(1 .02)%	(1 .51)%
Portfolio Turnover Rate	69 .1%(e)	126 .2%	167 .3%	144.9%	145 .8%	185 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND III
Institutional shares
Net Asset Value, Beginning of Period	$ 7.44	$ 6.37	$ 12.21	$ 9.56	$ 8.80	$ 7.45
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .01)	(0 .03)	(0 .04)	(0 .02)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .83	1 .08	(5 .04)	2 .97	0 .85	1 .41
Total From Investment Operations	1 .83	1.07	(5 .07)	2.93	0 .83	1.35
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 9.27	$ 7.44	$ 6.37	$ 12.21	$ 9.56	$ 8.80
Total Return	24 .60%(d)	16 .80%	(44 .26)%	31.39%	9 .41%	18 .12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,228,375	$ 1,000,791	$ 423,812	$ 536,957	$ 324,293	$ 275,439
Ratio of Expenses to Average Net Assets	0 .96%(e),(f)	0 .98%(f)	1 .00%	1.00%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	(0 .11)%(e)	(0 .16)%	(0 .32)%	(0 .42)%	(0 .22)%	(0 .65)%
Portfolio Turnover Rate	69 .1%(e)	126 .2%	167 .3%	144.9%	145 .8%	185 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND III
R-1 shares
Net Asset Value, Beginning of Period	$ 7.11	$ 6 .13	$ 11.88	$ 9 .39	$ 8 .72	$ 7.44
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	(0 .07)	(0 .11)	(0 .13)	(0 .11)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	1 .75	1 .05	(4 .87)	2 .90	0 .85	1 .41
Total From Investment Operations	1 .71	0.98	(4 .98)	2.77	0 .74	1.28
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 8.82	$ 7.11	$ 6.13	$ 11 .88	$ 9 .39	$ 8.72
Total Return	24 .05%(d)	15 .99%	(44 .75)%	30.22%	8 .46%	17 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,390	$ 4,498	$ 775	$ 871	$ 528	$ 156
Ratio of Expenses to Average Net Assets	1 .83%(e),(f)	1 .86%(f)	1 .88%	1.88%	1 .88%	1 .88%
Ratio of Net Investment Income to Average Net Assets	(0 .98)%(e)	(1 .04)%	(1 .21)%	(1 .30)%	(1 .18)%	(1 .60)%
Portfolio Turnover Rate	69 .1%(e)	126 .2%	167 .3%	144 .9%	145 .8%	185 .7%(h)

See accompanying notes.

505

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND III
R-2 shares
Net Asset Value, Beginning of Period	$ 7.21	$ 6.21	$ 12.01	$ 9.47	$ 8.78	$ 7.49
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .06)	(0 .10)	(0 .12)	(0 .09)	(0 .11)
Net Realized and Unrealized Gain (Loss) on Investments	1 .76	1 .06	(4 .93)	2 .94	0 .85	1 .40
Total From Investment Operations	1 .73	1.00	(5 .03)	2.82	0 .76	1.29
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 8.94	$ 7.21	$ 6.21	$ 12.01	$ 9.47	$ 8.78
Total Return	23 .99%(d)	16 .10%	(44 .68)%	30.50%	8 .63%	17 .22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,758	$ 10,939	$ 7,120	$ 14,941	$ 11,823	$ 9,866
Ratio of Expenses to Average Net Assets	1 .70%(e),(f)	1 .73%(f)	1 .75%	1.75%	1 .75%	1 .75%
Ratio of Net Investment Income to Average Net Assets	(0 .86)%(e)	(0 .90)%	(1 .06)%	(1 .16)%	(0 .98)%	(1 .37)%
Portfolio Turnover Rate	69 .1%(e)	126 .2%	167 .3%	144.9%	145 .8%	185 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND III
R-3 shares
Net Asset Value, Beginning of Period	$ 7.45	$ 6.41	$ 12.35	$ 9.72	$ 8.99	$ 7.66
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .05)	(0 .09)	(0 .10)	(0 .08)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	1 .83	1 .09	(5 .08)	3 .01	0 .88	1 .43
Total From Investment Operations	1 .80	1.04	(5 .17)	2.91	0 .80	1.33
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 9.25	$ 7.45	$ 6.41	$ 12.35	$ 9.72	$ 8.99
Total Return	24 .16%(d)	16 .22%	(44 .58)%	30.65%	8 .87%	17 .36%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 38,832	$ 31,998	$ 23,848	$ 32,810	$ 29,290	$ 17,158
Ratio of Expenses to Average Net Assets	1 .52%(e),(f)	1 .55%(f)	1 .57%	1.57%	1 .57%	1 .57%
Ratio of Net Investment Income to Average Net Assets	(0 .67)%(e)	(0 .72)%	(0 .89)%	(0 .98)%	(0 .85)%	(1 .19)%
Portfolio Turnover Rate	69 .1%(e)	126 .2%	167 .3%	144.9%	145 .8%	185 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND III
R-4 shares
Net Asset Value, Beginning of Period	$ 7.47	$ 6.42	$ 12.34	$ 9.69	$ 8.95	$ 7.61
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .03)	(0 .07)	(0 .09)	(0 .08)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	1 .83	1 .08	(5 .08)	3 .02	0 .89	1 .43
Total From Investment Operations	1 .81	1.05	(5 .15)	2.93	0 .81	1.34
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 9.28	$ 7.47	$ 6.42	$ 12.34	$ 9.69	$ 8.95
Total Return	24 .23%(d)	16 .36%	(44 .45)%	30.96%	9 .03%	17 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,104	$ 27,501	$ 17,117	$ 27,327	$ 17,680	$ 226
Ratio of Expenses to Average Net Assets	1 .33%(e),(f)	1 .36%(f)	1 .38%	1.38%	1 .38%	1 .38%
Ratio of Net Investment Income to Average Net Assets	(0 .49)%(e)	(0 .53)%	(0 .70)%	(0 .80)%	(0 .77)%	(1 .01)%
Portfolio Turnover Rate	69 .1%(e)	126 .2%	167 .3%	144.9%	145 .8%	185 .7%(h)

See accompanying notes.

506

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND III
R-5 shares
Net Asset Value, Beginning of Period	$ 7.58	$ 6.51	$ 12.49	$ 9.79	$ 9.04	$ 7.67
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .03)	(0 .06)	(0 .07)	(0 .05)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	1 .87	1 .10	(5 .15)	3 .05	0 .87	1 .44
Total From Investment Operations	1 .85	1.07	(5 .21)	2.98	0 .82	1.37
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 9.43	$ 7.58	$ 6.51	$ 12.49	$ 9.79	$ 9.04
Total Return	24 .41%(d)	16 .44%	(44 .39)%	31.16%	9 .05%	17 .86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,817	$ 14,817	$ 9,461	$ 20,495	$ 27,099	$ 10,711
Ratio of Expenses to Average Net Assets	1 .21%(e),(f)	1 .24%(f)	1 .26%	1.26%	1 .26%	1 .26%
Ratio of Net Investment Income to Average Net Assets	(0 .40)%(e)	(0 .41)%	(0 .57)%	(0 .67)%	(0 .48)%	(0 .88)%
Portfolio Turnover Rate	69 .1%(e)	126 .2%	167 .3%	144.9%	145 .8%	185 .7%(h)

(a) Six months ended April 30, 2010.

(b) Calculated based on average shares outstanding during the period. (c) Total return is calculated without the contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Excludes expense reimbursement from Manager and/or Underwriter.

(h) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
MIDCAP S&P 400 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period	$ 10.17	$ 9.41	$ 16.02	$ 14.32	$ 13.29	$ 11.77
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .06	0 .11	0 .11	0 .08	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	2 .51	1 .34	(5 .62)	2 .13	1 .53	1 .85
Total From Investment Operations	2 .55	1.40	(5 .51)	2.24	1 .61	1.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .09)	(0 .09)	(0 .07)	(0 .03)	(0 .04)
Distributions from Realized Gains	–	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)
Total Dividends and Distributions	(0 .07)	(0 .64)	(1 .10)	(0 .54)	(0 .58)	(0 .37)
Net Asset Value, End of Period	$ 12.65	$ 10.17	$ 9.41	$ 16.02	$ 14.32	$ 13.29
Total Return(c)	25 .18%(d)	16 .72%	(36 .80)%	16.13%	12 .44%	16 .31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 41,394	$ 30,980	$ 24,690	$ 42,497	$ 34,547	$ 27,806
Ratio of Expenses to Average Net Assets	0 .83%(e)	0 .93%	0 .79%	0.83%	0 .91%	0 .99%
Ratio of Gross Expenses to Average Net Assets(f)	0 .88%(e)	0.98%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .68%(e)	0 .72%	0 .79%	0.71%	0 .54%	0 .35%
Portfolio Turnover Rate	23 .0%(e)	32 .9%	33 .0%	36.1%	31 .7%	52 .1%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP S&P 400 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 10.36	$ 9.59	$ 16.31	$ 14.59	$ 13.54	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0 .13	0 .19	0 .20	0 .17	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	2 .57	1 .35	(5 .72)	2 .18	1 .57	1 .88
Total From Investment Operations	2 .64	1.48	(5 .53)	2.38	1 .74	2.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .16)	(0 .18)	(0 .19)	(0 .14)	(0 .05)
Distributions from Realized Gains	–	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)
Total Dividends and Distributions	(0 .13)	(0 .71)	(1 .19)	(0 .66)	(0 .69)	(0 .38)
Net Asset Value, End of Period	$ 12.87	$ 10.36	$ 9.59	$ 16.31	$ 14.59	$ 13.54
Total Return	25 .69%(d)	17 .57%	(36 .40)%	16.87%	13 .27%	17 .25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 78,557	$ 50,551	$ 32,043	$ 32,135	$ 12,591	$ 1,305
Ratio of Expenses to Average Net Assets	0 .20%(e)	0 .19%	0 .17%	0.15%	0 .15%	0 .15%
Ratio of Gross Expenses to Average Net Assets(g)	0 .37%(e)	0.42%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .29%(e)	1 .43%	1 .41%	1.29%	1 .22%	1 .05%
Portfolio Turnover Rate	23 .0%(e)	32 .9%	33 .0%	36.1%	31 .7%	52 .1%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP S&P 400 INDEX FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 10.31	$ 9.50	$ 16.18	$ 14.47	$ 13.44	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .05	0 .07	0 .07	0 .06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	2 .55	1 .37	(5 .68)	2 .16	1 .54	1 .89
Total From Investment Operations	2 .58	1.42	(5 .61)	2.23	1 .60	1.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .06)	(0 .06)	(0 .05)	(0 .02)	(0 .04)
Distributions from Realized Gains	–	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)
Total Dividends and Distributions	(0 .06)	(0 .61)	(1 .07)	(0 .52)	(0 .57)	(0 .37)
Net Asset Value, End of Period	$ 12.83	$ 10.31	$ 9.50	$ 16.18	$ 14.47	$ 13.44
Total Return	25 .10%(d)	16 .71%	(37 .01)%	15.86%	12 .23%	16 .30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,669	$ 6,267	$ 3,900	$ 5,940	$ 2,468	$ 326
Ratio of Expenses to Average Net Assets	1 .04%(e)	1 .05%	1 .05%	1.03%	1 .03%	1 .03%
Ratio of Net Investment Income to Average Net Assets	0 .46%(e)	0 .56%	0 .53%	0.43%	0 .40%	0 .15%
Portfolio Turnover Rate	23 .0%(e)	32 .9%	33 .0%	36.1%	31 .7%	52 .1%

See accompanying notes.

508

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP S&P 400 INDEX FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 10.47	$ 9.64	$ 16.39	$ 14.66	$ 13.59	$ 12.02
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .07	0 .09	0 .10	0 .08	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	2 .60	1 .38	(5 .75)	2 .17	1 .58	1 .88
Total From Investment Operations	2 .63	1.45	(5 .66)	2.27	1 .66	1.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .07)	(0 .08)	(0 .07)	(0 .04)	(0 .04)
Distributions from Realized Gains	–	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)
Total Dividends and Distributions	(0 .07)	(0 .62)	(1 .09)	(0 .54)	(0 .59)	(0 .37)
Net Asset Value, End of Period	$ 13.03	$ 10.47	$ 9.64	$ 16.39	$ 14.66	$ 13.59
Total Return	25 .18%(d)	16 .76%	(36 .88)%	15.93%	12 .53%	16 .40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,443	$ 18,523	$ 15,114	$ 26,702	$ 24,315	$ 17,216
Ratio of Expenses to Average Net Assets	0 .91%(e)	0 .92%	0 .92%	0.90%	0 .90%	0 .90%
Ratio of Net Investment Income to Average Net Assets	0 .59%(e)	0 .73%	0 .67%	0.65%	0 .55%	0 .42%
Portfolio Turnover Rate	23 .0%(e)	32 .9%	33 .0%	36.1%	31 .7%	52 .1%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP S&P 400 INDEX FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 10.49	$ 9.68	$ 16.45	$ 14.71	$ 13.64	$ 12.04
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .08	0 .12	0 .12	0 .10	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	2 .60	1 .38	(5 .78)	2 .19	1 .59	1 .89
Total From Investment Operations	2 .65	1.46	(5 .66)	2.31	1 .69	1.98
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .10)	(0 .10)	(0 .10)	(0 .07)	(0 .05)
Distributions from Realized Gains	–	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)
Total Dividends and Distributions	(0 .09)	(0 .65)	(1 .11)	(0 .57)	(0 .62)	(0 .38)
Net Asset Value, End of Period	$ 13.05	$ 10.49	$ 9.68	$ 16.45	$ 14.71	$ 13.64
Total Return	25 .33%(d)	16 .94%	(36 .75)%	16.17%	12 .68%	16 .65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 49,773	$ 39,053	$ 29,043	$ 44,430	$ 31,387	$ 16,978
Ratio of Expenses to Average Net Assets	0 .73%(e)	0 .74%	0 .74%	0.72%	0 .72%	0 .72%
Ratio of Net Investment Income to Average Net Assets	0 .78%(e)	0 .90%	0 .85%	0.80%	0 .72%	0 .61%
Portfolio Turnover Rate	23 .0%(e)	32 .9%	33 .0%	36.1%	31 .7%	52 .1%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP S&P 400 INDEX FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 10.51	$ 9.70	$ 16.49	$ 14.74	$ 13.67	$ 12.05
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .10	0 .14	0 .15	0 .13	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	2 .59	1 .39	(5 .79)	2 .20	1 .58	1 .89
Total From Investment Operations	2 .65	1.49	(5 .65)	2.35	1 .71	2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .13)	(0 .13)	(0 .13)	(0 .09)	(0 .05)
Distributions from Realized Gains	–	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)
Total Dividends and Distributions	(0 .10)	(0 .68)	(1 .14)	(0 .60)	(0 .64)	(0 .38)
Net Asset Value, End of Period	$ 13.06	$ 10.51	$ 9.70	$ 16.49	$ 14.74	$ 13.67
Total Return	25 .38%(d)	17 .28%	(36 .67)%	16.44%	12 .87%	16 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,999	$ 25,880	$ 16,573	$ 16,038	$ 10,981	$ 5,575
Ratio of Expenses to Average Net Assets	0 .54%(e)	0 .55%	0 .55%	0.53%	0 .53%	0 .53%
Ratio of Net Investment Income to Average Net Assets	0 .96%(e)	1 .07%	1 .04%	0.98%	0 .90%	0 .81%
Portfolio Turnover Rate	23 .0%(e)	32 .9%	33 .0%	36.1%	31 .7%	52 .1%

See accompanying notes.

509

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP S&P 400 INDEX FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 10.55	$ 9.74	$ 16.55	$ 14.79	$ 13.72	$ 12.07
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .11	0 .16	0 .17	0 .15	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	2 .61	1 .38	(5 .81)	2 .21	1 .58	1 .90
Total From Investment Operations	2 .67	1.49	(5 .65)	2.38	1 .73	2.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .13)	(0 .15)	(0 .15)	(0 .11)	(0 .05)
Distributions from Realized Gains	–	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)
Total Dividends and Distributions	(0 .11)	(0 .68)	(1 .16)	(0 .62)	(0 .66)	(0 .38)
Net Asset Value, End of Period	$ 13.11	$ 10.55	$ 9.74	$ 16.55	$ 14.79	$ 13.72
Total Return	25 .49%(d)	17 .28%	(36 .58)%	16.59%	12 .96%	17 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 95,231	$ 74,072	$ 44,422	$ 68,439	$ 49,931	$ 31,845
Ratio of Expenses to Average Net Assets	0 .42%(e)	0 .43%	0 .43%	0.41%	0 .41%	0 .41%
Ratio of Net Investment Income to Average Net Assets	1 .09%(e)	1 .18%	1 .16%	1.11%	1 .04%	0 .93%
Portfolio Turnover Rate	23 .0%(e)	32 .9%	33 .0%	36.1%	31 .7%	52 .1%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

510

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009(b)
MIDCAP VALUE FUND I
Class J shares
Net Asset Value, Beginning of Period	$ 9.63	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .03	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	2 .38	3 .38
Total From Investment Operations	2 .41	3.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	–
Total Dividends and Distributions	(0 .06)	–
Net Asset Value, End of Period	$ 11.98	$ 9.63
Total Return(d)	25 .13%(e)	54 .33%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 57,459	$ 46,250
Ratio of Expenses to Average Net Assets	1 .60%(f),(g)	1 .66%(f),(g)
Ratio of Gross Expenses to Average Net Assets(h)	1 .66%(f)	1 .89%(f)
Ratio of Net Investment Income to Average Net Assets	0 .58%(f)	0 .21%(f)
Portfolio Turnover Rate	71 .7%(f)	95 .7%(f)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 9.69	$ 8.56	$ 14.96	$ 14.22	$ 13.34	$ 11.46
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .06	0 .09	0 .13	0 .11	0 .09	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	2 .39	1 .16	(4 .84)	1 .40	1 .96	2 .00
Total From Investment Operations	2 .45	1.25	(4 .71)	1.51	2 .05	2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .12)	(0 .10)	(0 .09)	(0 .05)	(0 .05)
Distributions from Realized Gains	–	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)
Total Dividends and Distributions	(0 .10)	(0 .12)	(1 .69)	(0 .77)	(1 .17)	(0 .18)
Net Asset Value, End of Period	$ 12.04	$ 9.69	$ 8.56	$ 14.96	$ 14.22	$ 13.34
Total Return	25 .42%(e)	15 .00%	(35 .25)%	10.95%	16 .44%	18 .16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,277,634	$ 1,010,989	$ 624,473	$ 942,226	$ 729,727	$ 515,611
Ratio of Expenses to Average Net Assets	0 .98%(f),(g)	1 .00%(g)	1 .00%	0.99%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	1 .19%(f)	1 .11%	1 .06%	0.77%	0 .68%	0 .49%
Portfolio Turnover Rate	71 .7%(f)	95 .7%	88 .9%	81.8%	52 .4%	59 .4%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND I
R-1 shares
Net Asset Value, Beginning of Period	$ 9.53	$ 8 .40	$ 14.72	$ 14 .04	$ 13 .24	$ 11 .45
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .02	0 .02	0 .02	(0 .02)	(0 .03)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	2 .36	1 .15	(4 .75)	1 .38	1 .95	2 .02
Total From Investment Operations	2 .38	1.17	(4 .73)	1.36	1 .92	1.96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .04)	–	–	–	(0 .04)
Distributions from Realized Gains	–	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)
Total Dividends and Distributions	(0 .04)	(0 .04)	(1 .59)	(0 .68)	(1 .12)	(0 .17)
Net Asset Value, End of Period	$ 11.87	$ 9.53	$ 8.40	$ 14 .72	$ 14 .04	$ 13.24
Total Return	25 .01%(e)	14 .02%	(35 .80)%	9.94%	15 .43%	17 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,696	$ 5,741	$ 3,050	$ 4,008	$ 2,189	$ 272
Ratio of Expenses to Average Net Assets	1 .85%(f),(g)	1 .86%(g)	1 .88%	1.87%	1 .88%	1 .88%
Ratio of Net Investment Income to Average Net Assets	0 .32%(f)	0 .22%	0 .17%	(0 .12)%	(0 .25)%	(0 .46)%
Portfolio Turnover Rate	71 .7%(f)	95 .7%	88 .9%	81 .8%	52 .4%	59 .4%

See accompanying notes.

511

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND I
R-2 shares
Net Asset Value, Beginning of Period	$ 9.54	$ 8.41	$ 14.73	$ 14 .03	$ 13 .21	$ 11 .43
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .02	0 .03	0 .04	–	(0 .01)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	2 .35	1 .16	(4 .76)	1 .38	1 .95	1 .99
Total From Investment Operations	2 .37	1.19	(4 .72)	1.38	1 .94	1.95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .06)	(0 .01)	–	–	(0 .04)
Distributions from Realized Gains	–	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)
Total Dividends and Distributions	(0 .05)	(0 .06)	(1 .60)	(0 .68)	(1 .12)	(0 .17)
Net Asset Value, End of Period	$ 11.86	$ 9.54	$ 8.41	$ 14 .73	$ 14 .03	$ 13.21
Total Return	24 .93%(e)	14 .29%	(35 .73)%	10.09%	15 .62%	17 .25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,643	$ 15,242	$ 5,188	$ 6,485	$ 4,132	$ 870
Ratio of Expenses to Average Net Assets	1 .72%(f),(g)	1 .73%(g)	1 .75%	1.74%	1 .75%	1 .75%
Ratio of Net Investment Income to Average Net Assets	0 .44%(f)	0 .30%	0 .31%	0.02%	(0 .11)%	(0 .28)%
Portfolio Turnover Rate	71 .7%(f)	95 .7%	88 .9%	81.8%	52 .4%	59 .4%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND I
R-3 shares
Net Asset Value, Beginning of Period	$ 9.61	$ 8.46	$ 14.82	$ 14.09	$ 13.24	$ 11 .43
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .04	0 .04	0 .06	0 .03	0 .01	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	2 .36	1 .17	(4 .80)	1 .39	1 .96	2 .00
Total From Investment Operations	2 .40	1.21	(4 .74)	1.42	1 .97	1.98
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .06)	(0 .03)	(0 .01)	–	(0 .04)
Distributions from Realized Gains	–	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)
Total Dividends and Distributions	(0 .06)	(0 .06)	(1 .62)	(0 .69)	(1 .12)	(0 .17)
Net Asset Value, End of Period	$ 11.95	$ 9.61	$ 8.46	$ 14.82	$ 14.09	$ 13.24
Total Return	25 .08%(e)	14 .48%	(35 .68)%	10.32%	15 .84%	17 .53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,972	$ 34,211	$ 11,990	$ 18,303	$ 11,180	$ 1,696
Ratio of Expenses to Average Net Assets	1 .54%(f),(g)	1 .55%(g)	1 .57%	1.56%	1 .57%	1 .57%
Ratio of Net Investment Income to Average Net Assets	0 .68%(f)	0 .47%	0 .48%	0.19%	0 .07%	(0 .11)%
Portfolio Turnover Rate	71 .7%(f)	95 .7%	88 .9%	81.8%	52 .4%	59 .4%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND I
R-4 shares
Net Asset Value, Beginning of Period	$ 9.63	$ 8.50	$ 14.86	$ 14 .13	$ 13 .27	$ 11 .44
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .04	0 .06	0 .08	0 .05	0 .03	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	2 .37	1 .16	(4 .80)	1 .39	1 .96	2 .04
Total From Investment Operations	2 .41	1.22	(4 .72)	1.44	1 .99	2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .09)	(0 .05)	(0 .03)	(0 .01)	(0 .04)
Distributions from Realized Gains	–	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)
Total Dividends and Distributions	(0 .07)	(0 .09)	(1 .64)	(0 .71)	(1 .13)	(0 .17)
Net Asset Value, End of Period	$ 11.97	$ 9.63	$ 8.50	$ 14 .86	$ 14 .13	$ 13.27
Total Return	25 .17%(e)	14 .59%	(35 .45)%	10.51%	15 .94%	17 .71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,851	$ 19,074	$ 9,391	$ 8,738	$ 4,938	$ 891
Ratio of Expenses to Average Net Assets	1 .35%(f),(g)	1 .36%(g)	1 .38%	1.37%	1 .38%	1 .38%
Ratio of Net Investment Income to Average Net Assets	0 .82%(f)	0 .71%	0 .67%	0.37%	0 .24%	(0 .27)%
Portfolio Turnover Rate	71 .7%(f)	95 .7%	88 .9%	81.8%	52 .4%	59 .4%

See accompanying notes.

512

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND I
R-5 shares
Net Asset Value, Beginning of Period	$ 9.66	$ 8.53	$ 14.91	$ 14.17	$ 13.30	$ 11 .45
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .05	0 .07	0 .09	0 .08	0 .05	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	2 .38	1 .16	(4 .81)	1 .39	1 .96	2 .00
Total From Investment Operations	2 .43	1.23	(4 .72)	1.47	2 .01	2.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .10)	(0 .07)	(0 .05)	(0 .02)	(0 .04)
Distributions from Realized Gains	–	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)
Total Dividends and Distributions	(0 .08)	(0 .10)	(1 .66)	(0 .73)	(1 .14)	(0 .17)
Net Asset Value, End of Period	$ 12.01	$ 9.66	$ 8.53	$ 14.91	$ 14.17	$ 13.30
Total Return	25 .29%(e)	14 .67%	(35 .39)%	10.69%	16 .11%	17 .89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,968	$ 27,117	$ 10,966	$ 15,984	$ 10,085	$ 1,114
Ratio of Expenses to Average Net Assets	1 .23%(f),(g)	1 .24%(g)	1 .26%	1.25%	1 .26%	1 .26%
Ratio of Net Investment Income to Average Net Assets	0 .90%(f)	0 .79%	0 .79%	0.51%	0 .38%	0 .13%
Portfolio Turnover Rate	71 .7%(f)	95 .7%	88 .9%	81.8%	52 .4%	59 .4%
(a)	Six months ended April 30, 2010.
(b)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

513

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND III
Class J shares
Net Asset Value, Beginning of Period	$ 9.18	$ 8.28	$ 14.56	$ 14.19	$ 14.26	$ 12.85
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .13	0 .12	0 .07	0 .10	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	0 .90	(5 .19)	1 .20	1 .96	2 .20
Total From Investment Operations	2 .23	1.03	(5 .07)	1.27	2 .06	2.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .13)	(0 .07)	(0 .08)	(0 .05)	(0 .02)
Distributions from Realized Gains	–	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)
Total Dividends and Distributions	(0 .13)	(0 .13)	(1 .21)	(0 .90)	(2 .13)	(0 .84)
Net Asset Value, End of Period	$ 11.28	$ 9.18	$ 8.28	$ 14.56	$ 14.19	$ 14.26
Total Return(c)	24 .47%(d)	12 .82%	(37 .77)%	9.24%	16 .12%	18 .24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 86,402	$ 72,371	$ 71,496	$ 137,723	$ 129,753	$ 111,378
Ratio of Expenses to Average Net Assets	1 .26%(e)	1 .30%	1 .22%	1.29%	1 .34%	1 .41%
Ratio of Gross Expenses to Average Net Assets(f)	1 .31%(e)	1.35%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .13%(e)	1 .57%	1 .05%	0.48%	0 .71%	0 .34%
Portfolio Turnover Rate	95 .9%(e)	111 .4%	86 .0%	99.9%	102 .8%	167 .8%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND III
Institutional shares
Net Asset Value, Beginning of Period	$ 9.62	$ 8.68	$ 15.21	$ 14.79	$ 14.79	$ 12.92
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .15	0 .19	0 .17	0 .20	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	2 .26	0 .99	(5 .43)	1 .25	2 .03	2 .53
Total From Investment Operations	2 .35	1.14	(5 .24)	1.42	2 .23	2.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .20)	(0 .15)	(0 .18)	(0 .15)	(0 .03)
Distributions from Realized Gains	–	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)
Total Dividends and Distributions	(0 .18)	(0 .20)	(1 .29)	(1 .00)	(2 .23)	(0 .85)
Net Asset Value, End of Period	$ 11.79	$ 9.62	$ 8.68	$ 15.21	$ 14.79	$ 14.79
Total Return	24 .68%(d)	13 .58%	(37 .43)%	9.97%	16 .83%	22 .00%(g)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 181	$ 116	$ 6	$ 10	$ 5,893	$ 5,054
Ratio of Expenses to Average Net Assets	0 .70%(e)	0 .70%	0 .68%	0.65%	0 .65%	0 .65%
Ratio of Gross Expenses to Average Net Assets	15.03%(e),(h)	51 .56%(h)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .67%(e)	1 .61%	1 .60%	1.18%	1 .40%	1 .31%
Portfolio Turnover Rate	95 .9%(e)	111 .4%	86 .0%	99.9%	102 .8%	167 .8%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND III
R-1 shares
Net Asset Value, Beginning of Period	$ 9.26	$ 8.33	$ 14.66	$ 14.28	$ 14.34	$ 12.96
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .10	0 .09	0 .03	0 .07	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	2 .18	0 .93	(5 .24)	1 .22	1 .98	2 .18
Total From Investment Operations	2 .22	1.03	(5 .15)	1.25	2 .05	2.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .10)	(0 .04)	(0 .05)	(0 .03)	(0 .02)
Distributions from Realized Gains	–	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)
Total Dividends and Distributions	(0 .12)	(0 .10)	(1 .18)	(0 .87)	(2 .11)	(0 .84)
Net Asset Value, End of Period	$ 11.36	$ 9.26	$ 8.33	$ 14.66	$ 14.28	$ 14.34
Total Return	24 .11%(d)	12 .67%	(38 .02)%	9.03%	15 .93%	17 .84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 633	$ 435	$ 273	$ 277	$ 93	$ 49
Ratio of Expenses to Average Net Assets	1 .56%(e)	1 .55%	1 .56%	1.53%	1 .53%	1 .53%
Ratio of Net Investment Income to Average Net Assets	0 .81%(e)	1 .25%	0 .75%	0.22%	0 .50%	0 .26%
Portfolio Turnover Rate	95 .9%(e)	111 .4%	86 .0%	99.9%	102 .8%	167 .8%

See accompanying notes.

514

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND III
R-2 shares
Net Asset Value, Beginning of Period	$ 9.31	$ 8.38	$ 14.72	$ 14.34	$ 14.40	$ 12.96
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .11	0 .10	0 .05	0 .08	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	2 .20	0 .93	(5 .25)	1 .22	1 .99	2 .23
Total From Investment Operations	2 .25	1.04	(5 .15)	1.27	2 .07	2.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .11)	(0 .05)	(0 .07)	(0 .05)	(0 .02)
Distributions from Realized Gains	–	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)
Total Dividends and Distributions	(0 .13)	(0 .11)	(1 .19)	(0 .89)	(2 .13)	(0 .84)
Net Asset Value, End of Period	$ 11.43	$ 9.31	$ 8.38	$ 14.72	$ 14.34	$ 14.40
Total Return	24 .33%(d)	12 .64%	(37 .85)%	9.12%	15 .99%	18 .32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,556	$ 1,325	$ 970	$ 1,602	$ 1,112	$ 438
Ratio of Expenses to Average Net Assets	1 .43%(e)	1 .42%	1 .43%	1.40%	1 .40%	1 .40%
Ratio of Net Investment Income to Average Net Assets	0 .97%(e)	1 .39%	0 .84%	0.36%	0 .59%	0 .33%
Portfolio Turnover Rate	95 .9%(e)	111 .4%	86 .0%	99.9%	102 .8%	167 .8%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND III
R-3 shares
Net Asset Value, Beginning of Period	$ 9.28	$ 8.36	$ 14.69	$ 14.31	$ 14.39	$ 12.92
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .13	0 .12	0 .08	0 .11	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	2 .19	0 .92	(5 .23)	1 .22	1 .96	2 .25
Total From Investment Operations	2 .25	1.05	(5 .11)	1.30	2 .07	2.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .13)	(0 .08)	(0 .10)	(0 .07)	(0 .03)
Distributions from Realized Gains	–	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)
Total Dividends and Distributions	(0 .14)	(0 .13)	(1 .22)	(0 .92)	(2 .15)	(0 .85)
Net Asset Value, End of Period	$ 11.39	$ 9.28	$ 8.36	$ 14.69	$ 14.31	$ 14.39
Total Return	24 .38%(d)	12 .88%	(37 .75)%	9.37%	16 .08%	18 .65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,739	$ 1,244	$ 1,317	$ 2,365	$ 786	$ 315
Ratio of Expenses to Average Net Assets	1 .25%(e)	1 .24%	1 .25%	1.22%	1 .22%	1 .22%
Ratio of Net Investment Income to Average Net Assets	1 .12%(e)	1 .64%	1 .02%	0.53%	0 .80%	0 .51%
Portfolio Turnover Rate	95 .9%(e)	111 .4%	86 .0%	99.9%	102 .8%	167 .8%

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND III
R-4 shares
Net Asset Value, Beginning of Period	$ 9.18	$ 8.28	$ 14.57	$ 14.21	$ 14.30	$ 12.83
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0 .15	0 .14	0 .11	0 .12	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	0 .91	(5 .19)	1 .20	1 .97	2 .22
Total From Investment Operations	2 .24	1.06	(5 .05)	1.31	2 .09	2.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .16)	(0 .10)	(0 .13)	(0 .10)	(0 .03)
Distributions from Realized Gains	–	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)
Total Dividends and Distributions	(0 .14)	(0 .16)	(1 .24)	(0 .95)	(2 .18)	(0 .85)
Net Asset Value, End of Period	$ 11.28	$ 9.18	$ 8.28	$ 14.57	$ 14.21	$ 14.30
Total Return	24 .55%(d)	13 .17%	(37 .67)%	9.50%	16 .33%	18 .80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,224	$ 1,368	$ 1,719	$ 2,358	$ 1,357	$ 176
Ratio of Expenses to Average Net Assets	1 .06%(e)	1 .05%	1 .06%	1.03%	1 .03%	1 .03%
Ratio of Net Investment Income to Average Net Assets	1 .34%(e)	1 .90%	1 .22%	0.74%	0 .88%	0 .72%
Portfolio Turnover Rate	95 .9%(e)	111 .4%	86 .0%	99.9%	102 .8%	167 .8%

See accompanying notes.

515

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MIDCAP VALUE FUND III
R-5 shares
Net Asset Value, Beginning of Period	$ 9.25	$ 8.36	$ 14.69	$ 14.31	$ 14.38	$ 12.89
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0 .15	0 .15	0 .12	0 .15	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	0 .92	(5 .22)	1 .22	1 .97	2 .22
Total From Investment Operations	2 .25	1.07	(5 .07)	1.34	2 .12	2.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .18)	(0 .12)	(0 .14)	(0 .11)	(0 .03)
Distributions from Realized Gains	–	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)
Total Dividends and Distributions	(0 .16)	(0 .18)	(1 .26)	(0 .96)	(2 .19)	(0 .85)
Net Asset Value, End of Period	$ 11.34	$ 9.25	$ 8.36	$ 14.69	$ 14.31	$ 14.38
Total Return	24 .52%(d)	13 .22%	(37 .56)%	9.71%	16 .51%	18 .89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,116	$ 9,344	$ 5,430	$ 5,367	$ 1,430	$ 995
Ratio of Expenses to Average Net Assets	0 .94%(e)	0 .93%	0 .94%	0.91%	0 .91%	0 .91%
Ratio of Net Investment Income to Average Net Assets	1 .51%(e)	1 .83%	1 .33%	0.84%	1 .13%	0 .86%
Portfolio Turnover Rate	95 .9%(e)	111 .4%	86 .0%	99.9%	102 .8%	167 .8%

(a) Six months ended April 30, 2010.

(b) Calculated based on average shares outstanding during the period. (c) Total return is calculated without the contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Excludes expense reimbursement from Manager and/or Underwriter.

(g) During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.

(h) Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
MONEY MARKET FUND
Class J shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0 .03	0 .04	0 .04	0 .02
Total From Investment Operations	–	–	0.03	0.04	0 .04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .03)	(0 .04)	(0 .04)	(0 .02)
Total Dividends and Distributions	–	–	(0 .03)	(0 .04)	(0 .04)	(0 .02)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(c)	0 .00%(d)	0 .33%	2 .67%	4.46%	3 .82%	1 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 315,570	$ 346,703	$ 355,746	$ 186,246	$ 157,486	$ 143,460
Ratio of Expenses to Average Net Assets	0 .33%(e)	0 .69%	0 .87%	0.98%	1 .11%	1 .15%
Ratio of Gross Expenses to Average Net Assets(f)	0 .86%(e)	0 .92%	–	–	1 .11%	1 .15%
Ratio of Net Investment Income to Average Net Assets	0 .00%(e)	0 .32%	2 .51%	4.37%	3 .76%	1 .78%

	2010(a)	2009	2008	2007	2006	2005
MONEY MARKET FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1 .00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0 .01	0 .03	0 .05	0 .04	0 .03
Total From Investment Operations	–	0.01	0.03	0.05	0 .04	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .01)	(0 .03)	(0 .05)	(0 .04)	(0 .03)
Total Dividends and Distributions	–	(0 .01)	(0 .03)	(0 .05)	(0 .04)	(0 .03)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1 .00	$ 1.00
Total Return	0 .00%(d)	0 .59%	3 .17%	5.09%	4 .55%	2 .56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 220,299	$ 231,887	$ 276,963	$ 216,988	$ 26,403	$ 140,592
Ratio of Expenses to Average Net Assets	0 .33%(e)	0 .43%	0 .39%	0.39%	0 .40%	0 .40%
Ratio of Gross Expenses to Average Net Assets(g)	0 .42%(e)	0.44%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .00%(e)	0 .63%	3 .07%	4.96%	4 .11%	2 .67%

	2010(a)	2009	2008	2007	2006	2005
MONEY MARKET FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0 .02	0 .04	0 .04	0 .02
Total From Investment Operations	–	–	0.02	0.04	0 .04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .02)	(0 .04)	(0 .04)	(0 .02)
Total Dividends and Distributions	–	–	(0 .02)	(0 .04)	(0 .04)	(0 .02)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return	0 .00%(d)	0 .20%	2 .26%	4.20%	3 .64%	1 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,668	$ 10,048	$ 11,194	$ 3,568	$ 1,578	$ 8,627
Ratio of Expenses to Average Net Assets	0 .33%(e)	0 .81%	1 .27%	1.27%	1 .28%	1 .28%
Ratio of Gross Expenses to Average Net Assets(f)	1 .28%(e)	1.31%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .00%(e)	0 .20%	2 .00%	4.07%	3 .30%	2 .43%

See accompanying notes.

517

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MONEY MARKET FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0 .02	0 .04	0 .04	0 .02
Total From Investment Operations	–	–	0.02	0.04	0 .04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .02)	(0 .04)	(0 .04)	(0 .02)
Total Dividends and Distributions	–	–	(0 .02)	(0 .04)	(0 .04)	(0 .02)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return	0 .00%(d)	0 .24%	2 .40%	4.32%	3 .77%	1 .81%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,977	$ 24,008	$ 32,085	$ 14,987	$ 9,517	$ 9,180
Ratio of Expenses to Average Net Assets	0 .33%(e)	0 .80%	1 .14%	1.14%	1 .15%	1 .15%
Ratio of Gross Expenses to Average Net Assets(f)	1 .15%(e)	1.18%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .00%(e)	0 .28%	2 .23%	4.21%	3 .66%	1 .77%

	2010(a)	2009	2008	2007	2006	2005
MONEY MARKET FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0 .03	0 .04	0 .04	0 .02
Total From Investment Operations	–	–	0.03	0.04	0 .04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .03)	(0 .04)	(0 .04)	(0 .02)
Total Dividends and Distributions	–	–	(0 .03)	(0 .04)	(0 .04)	(0 .02)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return	0 .00%(d)	0 .29%	2 .58%	4.54%	3 .96%	1 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 59,544	$ 68,340	$ 85,636	$ 22,245	$ 15,280	$ 8,665
Ratio of Expenses to Average Net Assets	0 .33%(e)	0 .74%	0 .96%	0.96%	0 .97%	0 .97%
Ratio of Gross Expenses to Average Net Assets(f)	0 .97%(e)	1.00%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .00%(e)	0 .29%	2 .29%	4.39%	3 .96%	1 .98%

	2010(a)	2009	2008	2007	2006	2005
MONEY MARKET FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0 .03	0 .05	0 .04	0 .02
Total From Investment Operations	–	–	0.03	0.05	0 .04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .03)	(0 .05)	(0 .04)	(0 .02)
Total Dividends and Distributions	–	–	(0 .03)	(0 .05)	(0 .04)	(0 .02)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return	0 .00%(d)	0 .36%	2 .78%	4.72%	4 .16%	2 .17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,682	$ 26,260	$ 30,868	$ 13,941	$ 6,614	$ 3,495
Ratio of Expenses to Average Net Assets	0 .33%(e)	0 .67%	0 .77%	0.77%	0 .78%	0 .78%
Ratio of Gross Expenses to Average Net Assets(f)	0 .78%(e)	0.81%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .00%(e)	0 .38%	2 .55%	4.59%	4 .23%	2 .28%

See accompanying notes.

518

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
MONEY MARKET FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0 .03	0.05	0 .04	0 .02
Total From Investment Operations	–	–	0.03	0.05	0 .04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .03)	(0 .05)	(0 .04)	(0 .02)
Total Dividends and Distributions	–	–	(0 .03)	(0 .05)	(0 .04)	(0 .02)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return	0 .00%(d)	0 .41%	2 .90%	4.83%	4 .28%	2 .30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 144,494	$ 148,260	$ 158,425	$ 86,072	$ 41,532	$ 30,291
Ratio of Expenses to Average Net Assets	0 .33%(e)	0 .60%	0 .65%	0.65%	0 .66%	0 .66%
Ratio of Gross Expenses to Average Net Assets(g)	0 .66%(e)	0.69%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .00%(e)	0 .40%	2 .63%	4.70%	4 .25%	2 .30%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

519

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
PREFERRED SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period	$ 8.74	$ 6.59	$ 9.97	$ 10.62	$ 10.48	$ 11.25
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .28	0 .55	0 .53	0 .53	0 .51	0 .52
Net Realized and Unrealized Gain (Loss) on Investments	0 .70	2 .15	(3 .39)	(0 .63)	0 .10	(0 .38)
Total From Investment Operations	0 .98	2.70	(2 .86)	(0 .10)	0 .61	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .55)	(0 .52)	(0 .55)	(0 .47)	(0 .91)
Total Dividends and Distributions	(0 .30)	(0 .55)	(0 .52)	(0 .55)	(0 .47)	(0 .91)
Net Asset Value, End of Period	$ 9.42	$ 8.74	$ 6.59	$ 9.97	$ 10.62	$ 10.48
Total Return(c)	11 .42%(d)	43 .45%	(29 .84)%	(1 .03)%	5 .95%	1 .27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,320	$ 22,511	$ 16,099	$ 25,471	$ 24,881	$ 24,037
Ratio of Expenses to Average Net Assets	1 .44%(e)	1 .50%	1 .46%	1.51%	1 .58%	1 .60%
Ratio of Gross Expenses to Average Net Assets(f)	1 .49%(e)	1 .55%	–	–	1 .58%	1 .63%
Ratio of Net Investment Income to Average Net Assets	6 .26%(e)	7 .73%	5 .94%	5.05%	4 .92%	4 .84%
Portfolio Turnover Rate	16 .4%(e)	26 .2%	18 .7%	33.9%	22 .4%	17 .8%

	2010(a)	2009	2008	2007	2006	2005
PREFERRED SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.84	$ 6.66	$ 10.07	$ 10.73	$ 10.58	$ 11.34
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .32	0 .61	0 .60	0 .61	0 .61	0 .62
Net Realized and Unrealized Gain (Loss) on Investments	0 .71	2 .17	(3 .43)	(0 .63)	0 .09	(0 .39)
Total From Investment Operations	1 .03	2.78	(2 .83)	(0 .02)	0 .70	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .60)	(0 .58)	(0 .64)	(0 .55)	(0 .99)
Total Dividends and Distributions	(0 .34)	(0 .60)	(0 .58)	(0 .64)	(0 .55)	(0 .99)
Net Asset Value, End of Period	$ 9.53	$ 8.84	$ 6.66	$ 10.07	$ 10.73	$ 10.58
Total Return	11 .78%(d)	44 .52%	(29 .34)%	(0 .26)%	6 .88%	2 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,221,175	$ 1,279,494	$ 909,039	$ 712,347	$ 580,507	$ 330,862
Ratio of Expenses to Average Net Assets	0 .74%(e)	0 .74%	0 .74%	0.75%	0 .75%	0 .75%
Ratio of Net Investment Income to Average Net Assets	6 .98%(e)	8 .52%	6 .70%	5.80%	5 .77%	5 .68%
Portfolio Turnover Rate	16 .4%(e)	26 .2%	18 .7%	33.9%	22 .4%	17 .8%

	2010(a)	2009	2008	2007	2006	2005
PREFERRED SECURITIES FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 8.82	$ 6.65	$ 10.05	$ 10.70	$ 10.56	$ 11.34
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .28	0 .54	0 .52	0 .51	0 .52	0 .52
Net Realized and Unrealized Gain (Loss) on Investments	0 .70	2 .17	(3 .42)	(0 .62)	0 .08	(0 .39)
Total From Investment Operations	0 .98	2.71	(2 .90)	(0 .11)	0 .60	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .54)	(0 .50)	(0 .54)	(0 .46)	(0 .91)
Total Dividends and Distributions	(0 .30)	(0 .54)	(0 .50)	(0 .54)	(0 .46)	(0 .91)
Net Asset Value, End of Period	$ 9.50	$ 8.82	$ 6.65	$ 10.05	$ 10.70	$ 10.56
Total Return	11 .21%(d)	43 .25%	(29 .92)%	(1 .12)%	5 .87%	1 .14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,424	$ 1,272	$ 593	$ 545	$ 176	$ 9
Ratio of Expenses to Average Net Assets	1 .60%(e)	1 .61%	1 .62%	1.63%	1 .63%	1 .63%
Ratio of Net Investment Income to Average Net Assets	6 .06%(e)	7 .44%	5 .83%	4.86%	4 .97%	4 .78%
Portfolio Turnover Rate	16 .4%(e)	26 .2%	18 .7%	33.9%	22 .4%	17 .8%

See accompanying notes.

520

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PREFERRED SECURITIES FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 8.79	$ 6.62	$ 10.02	$ 10.67	$ 10.52	$ 11.30
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .28	0 .55	0 .53	0 .51	0 .53	0 .54
Net Realized and Unrealized Gain (Loss) on Investments	0 .70	2 .17	(3 .41)	(0 .61)	0 .09	(0 .40)
Total From Investment Operations	0 .98	2.72	(2 .88)	(0 .10)	0 .62	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .55)	(0 .52)	(0 .55)	(0 .47)	(0 .92)
Total Dividends and Distributions	(0 .30)	(0 .55)	(0 .52)	(0 .55)	(0 .47)	(0 .92)
Net Asset Value, End of Period	$ 9.47	$ 8.79	$ 6.62	$ 10.02	$ 10.67	$ 10.52
Total Return	11 .34%(d)	43 .60%	(29 .91)%	(0 .98)%	6 .12%	1 .25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 762	$ 1,054	$ 667	$ 681	$ 22	$ 15
Ratio of Expenses to Average Net Assets	1 .47%(e)	1 .48%	1 .49%	1.49%	1 .50%	1 .50%
Ratio of Net Investment Income to Average Net Assets	6 .21%(e)	7 .70%	5 .96%	5.00%	5 .00%	4 .96%
Portfolio Turnover Rate	16 .4%(e)	26 .2%	18 .7%	33.9%	22 .4%	17 .8%

	2010(a)	2009	2008	2007	2006	2005
PREFERRED SECURITIES FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 8.81	$ 6.63	$ 10.04	$ 10.69	$ 10.54	$ 11.31
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .29	0 .57	0 .55	0 .55	0 .55	0 .56
Net Realized and Unrealized Gain (Loss) on Investments	0 .70	2 .17	(3 .43)	(0 .63)	0 .09	(0 .39)
Total From Investment Operations	0 .99	2.74	(2 .88)	(0 .08)	0 .64	0.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .56)	(0 .53)	(0 .57)	(0 .49)	(0 .94)
Total Dividends and Distributions	(0 .31)	(0 .56)	(0 .53)	(0 .57)	(0 .49)	(0 .94)
Net Asset Value, End of Period	$ 9.49	$ 8.81	$ 6.63	$ 10.04	$ 10.69	$ 10.54
Total Return	11 .40%(d)	43 .92%	(29 .83)%	(0 .78)%	6 .30%	1 .49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,826	$ 1,657	$ 1,518	$ 1,911	$ 655	$ 10
Ratio of Expenses to Average Net Assets	1 .29%(e)	1 .30%	1 .31%	1.32%	1 .32%	1 .32%
Ratio of Net Investment Income to Average Net Assets	6 .44%(e)	8 .16%	6 .16%	5.23%	5 .21%	5 .10%
Portfolio Turnover Rate	16 .4%(e)	26 .2%	18 .7%	33.9%	22 .4%	17 .8%

	2010(a)	2009	2008	2007	2006	2005
PREFERRED SECURITIES FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 8.80	$ 6.63	$ 10.03	$ 10.70	$ 10.55	$ 11.32
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .30	0 .58	0 .57	0 .56	0 .56	0 .58
Net Realized and Unrealized Gain (Loss) on Investments	0 .71	2 .17	(3 .42)	(0 .63)	0 .10	(0 .39)
Total From Investment Operations	1 .01	2.75	(2 .85)	(0 .07)	0 .66	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .58)	(0 .55)	(0 .60)	(0 .51)	(0 .96)
Total Dividends and Distributions	(0 .32)	(0 .58)	(0 .55)	(0 .60)	(0 .51)	(0 .96)
Net Asset Value, End of Period	$ 9.49	$ 8.80	$ 6.63	$ 10.03	$ 10.70	$ 10.55
Total Return	11 .63%(d)	44 .04%	(29 .63)%	(0 .77)%	6 .50%	1 .65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,983	$ 2,218	$ 1,710	$ 234	$ 10	$ 10
Ratio of Expenses to Average Net Assets	1 .10%(e)	1 .11%	1 .12%	1.12%	1 .13%	1 .13%
Ratio of Net Investment Income to Average Net Assets	6 .62%(e)	8 .18%	6 .34%	5.37%	5 .37%	5 .28%
Portfolio Turnover Rate	16 .4%(e)	26 .2%	18 .7%	33.9%	22 .4%	17 .8%

See accompanying notes.

521

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PREFERRED SECURITIES FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 8.81	$ 6.64	$ 10.05	$ 10.71	$ 10.56	$ 11.32
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .29	0 .59	0 .58	0 .57	0 .58	0 .59
Net Realized and Unrealized Gain (Loss) on Investments	0 .73	2 .17	(3 .43)	(0 .62)	0 .10	(0 .38)
Total From Investment Operations	1 .02	2.76	(2 .85)	(0 .05)	0 .68	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .59)	(0 .56)	(0 .61)	(0 .53)	(0 .97)
Total Dividends and Distributions	(0 .32)	(0 .59)	(0 .56)	(0 .61)	(0 .53)	(0 .97)
Net Asset Value, End of Period	$ 9.51	$ 8.81	$ 6.64	$ 10.05	$ 10.71	$ 10.56
Total Return	11 .78%(d)	44 .16%	(29 .58)%	(0 .54)%	6 .62%	1 .84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 704	$ 1,098	$ 492	$ 575	$ 33	$ 10
Ratio of Expenses to Average Net Assets	0 .98%(e)	0 .99%	1 .00%	1.00%	1 .01%	1 .01%
Ratio of Net Investment Income to Average Net Assets	6 .37%(e)	7 .93%	6 .49%	5.45%	5 .50%	5 .43%
Portfolio Turnover Rate	16 .4%(e)	26 .2%	18 .7%	33.9%	22 .4%	17 .8%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

522

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL CAPITAL APPRECIATION FUND(b)
Institutional shares
Net Asset Value, Beginning of Period	$ 32.93	$ 31.12	$ 49.92	$ 43.56	$ 39.39	$ 35.39
Income from Investment Operations:
Net Investment Income (Loss)	0 .20(c)	0.32(c)	0.39(c)	0 .46(c)	0.32	0.39
Net Realized and Unrealized Gain (Loss) on Investments	5 .25	3 .37	(15 .60)	7 .20	5 .07	4 .37
Total From Investment Operations	5 .45	3.69	(15 .21)	7.66	5 .39	4.76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .36)	(0 .38)	(0 .31)	(0 .25)	(0 .33)
Distributions from Realized Gains	(0 .22)	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)
Total Dividends and Distributions	(0 .53)	(1 .88)	(3 .59)	(1 .30)	(1 .22)	(0 .76)
Net Asset Value, End of Period	$ 37.85	$ 32.93	$ 31.12	$ 49.92	$ 43.56	$ 39.39
Total Return	16 .70%(d)	13 .12%	(32 .67)%	17.99%	13 .88%	13 .55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 495,166	$ 409,987	$ 408,256	$ 746,996	$ 826,593	$ 621,993
Ratio of Expenses to Average Net Assets	0 .58%(e)	0 .59%	0 .51%	0.49%	0 .53%	0 .58%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	–	0 .53%	0 .58%
Ratio of Net Investment Income to Average Net Assets	1 .12%(e)	1 .12%	0 .95%	0.99%	0 .76%	1 .01%
Portfolio Turnover Rate	21 .4%(e)	23 .8%	9 .7%	17.6%	15 .0%	13 .0%

2010(g)

PRINCIPAL CAPITAL APPRECIATION FUND(b)
R-1 shares
Net Asset Value, Beginning of Period	$ 35.15
Income from Investment Operations:
Net Investment Income (Loss) (c)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	2 .67
Total From Investment Operations	2 .65
Net Asset Value, End of Period	$ 37.80
Total Return	7 .54%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11
Ratio of Expenses to Average Net Assets	1 .43%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .25)%(e)
Portfolio Turnover Rate	21 .4%(e)

2010(g)

PRINCIPAL CAPITAL APPRECIATION FUND(b)
R-2 shares
Net Asset Value, Beginning of Period	$ 35.15
Income from Investment Operations:
Net Investment Income (Loss) (c)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	2 .67
Total From Investment Operations	2 .66
Net Asset Value, End of Period	$ 37.81
Total Return	7 .57%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11
Ratio of Expenses to Average Net Assets	1 .30%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .14)%(e)
Portfolio Turnover Rate	21 .4%(e)

2010(g)

PRINCIPAL CAPITAL APPRECIATION FUND(b)
R-3 shares
Net Asset Value, Beginning of Period	$ 35.15
Income from Investment Operations:
Net Investment Income (Loss) (c)	–
Net Realized and Unrealized Gain (Loss) on Investments	2 .67
Total From Investment Operations	2 .67
Net Asset Value, End of Period	$ 37.82
Total Return	7 .60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11
Ratio of Expenses to Average Net Assets	1 .12%(e)
Ratio of Net Investment Income to Average Net Assets	0 .06%(e)
Portfolio Turnover Rate	21 .4%(e)

See accompanying notes.

523

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

2010(g)
PRINCIPAL CAPITAL APPRECIATION FUND(b)
R-4 shares
Net Asset Value, Beginning of Period	$ 35.15
Income from Investment Operations:
Net Investment Income (Loss) (c)	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	2 .67
Total From Investment Operations	2 .68
Net Asset Value, End of Period	$ 37.83
Total Return	7 .62%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11
Ratio of Expenses to Average Net Assets	0 .93%(e)
Ratio of Net Investment Income to Average Net Assets	0 .23%(e)
Portfolio Turnover Rate	21 .4%(e)

2010(g)
PRINCIPAL CAPITAL APPRECIATION FUND(b)
R-5 shares
Net Asset Value, Beginning of Period	$ 35.15
Income from Investment Operations:
Net Investment Income (Loss) (c)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	2 .67
Total From Investment Operations	2 .69
Net Asset Value, End of Period	$ 37.84
Total Return	7 .65%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11
Ratio of Expenses to Average Net Assets	0 .81%(e)
Ratio of Net Investment Income to Average Net Assets	0 .37%(e)
Portfolio Turnover Rate	21 .4%(e)

(a)	Six months ended April 30, 2010.
(b)	Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Expense ratio without reimbursement from custodian.
(g)	Period from March 1, 2010, date operations commenced, through April 30, 2010.

See accompanying notes.

524

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2010 FUND
Class J shares
Net Asset Value, Beginning of Period	$ 9.81	$ 9.17	$ 14.11	$ 13.17	$ 12.07	$ 11.59
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .20	0 .24	0 .45	0 .36	0 .33	0 .29
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	1 .00	(4 .74)	0 .99	1 .08	0 .53
Total From Investment Operations	1 .10	1.24	(4 .29)	1.35	1 .41	0.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .30)	(0 .42)	(0 .34)	(0 .23)	(0 .24)
Distributions from Realized Gains	–	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)
Total Dividends and Distributions	(0 .28)	(0 .60)	(0 .65)	(0 .41)	(0 .31)	(0 .34)
Net Asset Value, End of Period	$ 10.63	$ 9.81	$ 9.17	$ 14.11	$ 13.17	$ 12.07
Total Return(c)	11 .36%(d)	14 .75%	(31 .75)%	10.51%	11 .88%	7 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 205,353	$ 190,177	$ 185,729	$ 286,278	$ 191,674	$ 106,539
Ratio of Expenses to Average Net Assets(e)	0 .50%(f)	0 .57%	0 .58%	0.64%	0 .69%	0 .73%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0 .55%(f)	0 .62%	–	–	0 .69%	–
Ratio of Net Investment Income to Average Net Assets	3 .87%(f)	2 .77%	3 .76%	2.68%	2 .66%	2 .46%
Portfolio Turnover Rate	49 .8%(f)	28 .4%	12 .7%	14.7%	16 .6%	10 .2%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2010 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.86	$ 9.22	$ 14.21	$ 13.27	$ 12.15	$ 11.61
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .22	0 .27	0 .49	0 .42	0 .41	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	1 .02	(4 .76)	1.01	1 .09	0 .53
Total From Investment Operations	1 .13	1.29	(4 .27)	1.43	1 .50	0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .35)	(0 .49)	(0 .42)	(0 .30)	(0 .25)
Distributions from Realized Gains	–	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)
Total Dividends and Distributions	(0 .32)	(0 .65)	(0 .72)	(0 .49)	(0 .38)	(0 .35)
Net Asset Value, End of Period	$ 10.67	$ 9.86	$ 9.22	$ 14.21	$ 13.27	$ 12.15
Total Return	11 .66%(d)	15 .40%	(31 .52)%	11.07%	12 .64%	7 .78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,115,575	$ 1,025,862	$ 846,470	$ 1,116,351	$ 668,274	$ 408,886
Ratio of Expenses to Average Net Assets(e)	0 .04%(f)	0 .10%	0 .13%	0.12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	4 .32%(f)	3 .13%	4 .11%	3.13%	3 .24%	3 .05%
Portfolio Turnover Rate	49 .8%(f)	28 .4%	12 .7%	14.7%	16 .6%	10 .2%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2010 FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 9.77	$ 9.14	$ 14.08	$ 13.15	$ 12.05	$ 11.62
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0 .19	0 .35	0 .30	0 .29	0 .22
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	1 .02	(4 .69)	1 .00	1 .08	0 .55
Total From Investment Operations	1 .08	1.21	(4 .34)	1.30	1 .37	0.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .28)	(0 .37)	(0 .30)	(0 .19)	(0 .24)
Distributions from Realized Gains	–	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)
Total Dividends and Distributions	(0 .25)	(0 .58)	(0 .60)	(0 .37)	(0 .27)	(0 .34)
Net Asset Value, End of Period	$ 10.60	$ 9.77	$ 9.14	$ 14.08	$ 13.15	$ 12.05
Total Return	11 .15%(d)	14 .39%	(32 .07)%	10.10%	11 .58%	6 .72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,470	$ 22,134	$ 16,907	$ 14,507	$ 6,230	$ 1,343
Ratio of Expenses to Average Net Assets(e)	0 .92%(f)	0 .97%	1 .01%	1.00%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	3 .43%(f)	2 .22%	2 .93%	2.20%	2 .35%	1 .82%
Portfolio Turnover Rate	49 .8%(f)	28 .4%	12 .7%	14.7%	16 .6%	10 .2%

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2010 FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 9.75	$ 9.10	$ 14.02	$ 13.10	$ 12.00	$ 11.55
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .18	0 .21	0 .40	0 .32	0 .30	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	1 .01	(4 .70)	0 .99	1 .09	0 .53
Total From Investment Operations	1 .08	1.22	(4 .30)	1.31	1 .39	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .27)	(0 .39)	(0 .32)	(0 .21)	(0 .24)
Distributions from Realized Gains	–	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)
Total Dividends and Distributions	(0 .25)	(0 .57)	(0 .62)	(0 .39)	(0 .29)	(0 .34)
Net Asset Value, End of Period	$ 10.58	$ 9.75	$ 9.10	$ 14.02	$ 13.10	$ 12.00
Total Return	11 .21%(d)	14 .57%	(31 .97)%	10.21%	11 .77%	6 .95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 41,517	$ 41,310	$ 37,240	$ 53,760	$ 36,680	$ 21,112
Ratio of Expenses to Average Net Assets(e)	0 .79%(f)	0 .84%	0 .88%	0.87%	0 .87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	3 .66%(f)	2 .43%	3 .39%	2.39%	2 .43%	2 .17%
Portfolio Turnover Rate	49 .8%(f)	28 .4%	12 .7%	14.7%	16 .6%	10 .2%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2010 FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 9.76	$ 9.13	$ 14.07	$ 13.14	$ 12.04	$ 11.56
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .19	0 .22	0 .41	0 .34	0 .33	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	1 .01	(4 .71)	1 .00	1 .08	0 .54
Total From Investment Operations	1 .09	1.23	(4 .30)	1.34	1 .41	0.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .30)	(0 .41)	(0 .34)	(0 .23)	(0 .24)
Distributions from Realized Gains	–	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)
Total Dividends and Distributions	(0 .27)	(0 .60)	(0 .64)	(0 .41)	(0 .31)	(0 .34)
Net Asset Value, End of Period	$ 10.58	$ 9.76	$ 9.13	$ 14.07	$ 13.14	$ 12.04
Total Return	11 .36%(d)	14 .69%	(31 .88)%	10.45%	11 .94%	7 .23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 104,827	$ 93,186	$ 75,999	$ 87,602	$ 50,488	$ 20,694
Ratio of Expenses to Average Net Assets(e)	0 .61%(f)	0 .66%	0 .70%	0.69%	0 .69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	3 .77%(f)	2 .60%	3 .48%	2.53%	2 .63%	2 .32%
Portfolio Turnover Rate	49 .8%(f)	28 .4%	12 .7%	14.7%	16 .6%	10 .2%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2010 FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 9.79	$ 9.16	$ 14.10	$ 13.17	$ 12.07	$ 11.57
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .20	0 .23	0 .44	0 .37	0 .36	0 .25
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	1 .01	(4 .71)	0 .99	1 .07	0 .59
Total From Investment Operations	1 .10	1.24	(4 .27)	1.36	1 .43	0.84
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .31)	(0 .44)	(0 .36)	(0 .25)	(0 .24)
Distributions from Realized Gains	–	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)
Total Dividends and Distributions	(0 .29)	(0 .61)	(0 .67)	(0 .43)	(0 .33)	(0 .34)
Net Asset Value, End of Period	$ 10.60	$ 9.79	$ 9.16	$ 14.10	$ 13.17	$ 12.07
Total Return	11 .40%(d)	14 .88%	(31 .67)%	10.64%	12 .12%	7 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 76,888	$ 70,260	$ 47,919	$ 59,244	$ 26,768	$ 11,896
Ratio of Expenses to Average Net Assets(e)	0 .42%(f)	0 .47%	0 .51%	0.50%	0 .50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	3 .94%(f)	2 .65%	3 .66%	2.71%	2 .87%	2 .19%
Portfolio Turnover Rate	49 .8%(f)	28 .4%	12 .7%	14.7%	16 .6%	10 .2%

See accompanying notes.

526

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2010 FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 9.81	$ 9.18	$ 14.13	$ 13.20	$ 12.09	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0 .25	0 .45	0 .38	0 .37	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	1 .00	(4 .72)	1 .00	1 .09	0 .54
Total From Investment Operations	1 .11	1.25	(4 .27)	1.38	1 .46	0.85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .32)	(0 .45)	(0 .38)	(0 .27)	(0 .24)
Distributions from Realized Gains	–	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)
Total Dividends and Distributions	(0 .30)	(0 .62)	(0 .68)	(0 .45)	(0 .35)	(0 .34)
Net Asset Value, End of Period	$ 10.62	$ 9.81	$ 9.18	$ 14.13	$ 13.20	$ 12.09
Total Return	11 .48%(d)	14 .99%	(31 .60)%	10.76%	12 .31%	7 .51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 167,386	$ 166,419	$ 140,387	$ 152,317	$ 81,573	$ 21,733
Ratio of Expenses to Average Net Assets(e)	0 .30%(f)	0 .35%	0 .39%	0.38%	0 .38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	4 .15%(f)	2 .90%	3 .75%	2.83%	2 .97%	2 .69%
Portfolio Turnover Rate	49 .8%(f)	28 .4%	12 .7%	14.7%	16 .6%	10 .2%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

527

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.48	$ 7.52	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .16	0 .12	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	0 .86	0 .98	(2 .59)
Total From Investment Operations	1 .02	1.10	(2 .48)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .14)	–
Total Dividends and Distributions	(0 .20)	(0 .14)	–
Net Asset Value, End of Period	$ 9.30	$ 8.48	$ 7.52
Total Return	12 .22%(d)	15 .03%	(24 .80)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 326,910	$ 225,418	$ 28,190
Ratio of Expenses to Average Net Assets(e),(f)	0 .04%(g)	0 .10%	0 .17%(g)
Ratio of Net Investment Income to Average Net Assets	3 .70%(g)	1 .56%	1 .79%(g)
Portfolio Turnover Rate	43 .2%(g)	9 .1%	50 .1%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2015 FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 8.34	$ 7.44	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .13	0 .08	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .85	0 .95	(2 .61)
Total From Investment Operations	0 .98	1.03	(2 .56)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .13)	–
Total Dividends and Distributions	(0 .16)	(0 .13)	–
Net Asset Value, End of Period	$ 9.16	$ 8.34	$ 7.44
Total Return	11 .82%(d)	14 .07%	(25 .60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,054	$ 8,570	$ 1,798
Ratio of Expenses to Average Net Assets(e),(f)	0 .92%(g)	0 .96%	1 .05%(g)
Ratio of Net Investment Income to Average Net Assets	2 .90%(g)	1 .04%	0 .92%(g)
Portfolio Turnover Rate	43 .2%(g)	9 .1%	50 .1%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2015 FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 8.35	$ 7.45	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .14	0 .10	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .85	0 .93	(2 .62)
Total From Investment Operations	0 .99	1.03	(2 .55)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .13)	–
Total Dividends and Distributions	(0 .17)	(0 .13)	–
Net Asset Value, End of Period	$ 9.17	$ 8.35	$ 7.45
Total Return	11 .93%(d)	14 .16%	(25 .50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,275	$ 7,304	$ 1,358
Ratio of Expenses to Average Net Assets(e),(f)	0 .79%(g)	0 .83%	0 .92%(g)
Ratio of Net Investment Income to Average Net Assets	3 .17%(g)	1 .36%	1 .14%(g)
Portfolio Turnover Rate	43 .2%(g)	9 .1%	50 .1%(g)

See accompanying notes.

528

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2015 FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 8.37	$ 7.46	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .15	0 .12	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .84	0 .92	(2 .61)
Total From Investment Operations	0 .99	1.04	(2 .54)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .13)	–
Total Dividends and Distributions	(0 .17)	(0 .13)	–
Net Asset Value, End of Period	$ 9.19	$ 8.37	$ 7.46
Total Return	11 .95%(d)	14 .27%	(25 .40)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,005	$ 21,602	$ 7,835
Ratio of Expenses to Average Net Assets(e),(f)	0 .61%(g)	0 .65%	0 .74%(g)
Ratio of Net Investment Income to Average Net Assets	3 .35%(g)	1 .55%	1 .27%(g)
Portfolio Turnover Rate	43 .2%(g)	9 .1%	50 .1%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2015 FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 8.40	$ 7.47	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .15	0 .12	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .85	0 .95	(2 .61)
Total From Investment Operations	1 .00	1.07	(2 .53)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .14)	–
Total Dividends and Distributions	(0 .18)	(0 .14)	–
Net Asset Value, End of Period	$ 9.22	$ 8.40	$ 7.47
Total Return	12 .06%(d)	14 .60%	(25 .30)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 38,263	$ 28,026	$ 5,653
Ratio of Expenses to Average Net Assets(e),(f)	0 .42%(g)	0 .46%	0 .55%(g)
Ratio of Net Investment Income to Average Net Assets	3 .34%(g)	1 .54%	1 .37%(g)
Portfolio Turnover Rate	43 .2%(g)	9 .1%	50 .1%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2015 FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 8.41	$ 7.47	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .16	0 .14	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	0 .85	0 .94	(2 .62)
Total From Investment Operations	1 .01	1.08	(2 .53)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .14)	–
Total Dividends and Distributions	(0 .19)	(0 .14)	–
Net Asset Value, End of Period	$ 9.23	$ 8.41	$ 7.47
Total Return	12 .13%(d)	14 .73%	(25 .30)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,827	$ 23,592	$ 8,400
Ratio of Expenses to Average Net Assets(e),(f)	0 .30%(g)	0 .34%	0 .43%(g)
Ratio of Net Investment Income to Average Net Assets	3 .63%(g)	1 .88%	1 .50%(g)
Portfolio Turnover Rate	43 .2%(g)	9 .1%	50 .1%(g)

(a)	Six months ended April 30, 2010.
(b)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Reflects Manager's contractual expense limit.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Computed on an annualized basis.

See accompanying notes.

529

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)		2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2020 FUND
Class J shares
Net Asset Value, Beginning of Period	$ 9.99		$ 9.27	$ 15.02	$ 13.64	$ 12.24	$ 11.48
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .19	0 .22	0 .40	0 .31	0 .28	0 .24
Net Realized and Unrealized Gain (Loss) on Investments		1 .05	1 .09	(5 .48)	1 .49	1 .46	0 .84
Total From Investment Operations		1 .24	1.31	(5 .08)	1.80	1 .74	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .25)	(0 .23)	(0 .38)	(0 .33)	(0 .24)	(0 .23)
Distributions from Realized Gains		–	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)
Total Dividends and Distributions		(0 .25)	(0 .59)	(0 .67)	(0 .42)	(0 .34)	(0 .32)
Net Asset Value, End of Period	$ 10.98		$ 9.99	$ 9.27	$ 15.02	$ 13.64	$ 12.24
Total Return(c)	12 .52%(d)		15 .51%	(35 .27)%	13.50%	14 .55%	9 .52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 539,433		$ 465,050	$ 412,169	$ 579,671	$ 356,350	$ 187,253
Ratio of Expenses to Average Net Assets(e)	0 .50%(f)		0 .58%	0 .59%	0.64%	0 .69%	0 .73%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0 .55%(f)		0 .63%	–	–	0 .69%	–
Ratio of Net Investment Income to Average Net Assets	3 .58%(f)		2 .54%	3 .21%	2.22%	2 .21%	2 .02%
Portfolio Turnover Rate	44 .8%(f)		15 .7%	7 .1%	15.1%	7 .4%	5 .5%

	2010(a)		2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2020 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 10.04	$ 9.32	$ 15.12	$ 13.73		$ 12.32	$ 11.49
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21		0 .25	0 .44	0 .38	0 .36	0 .31
Net Realized and Unrealized Gain (Loss) on
Investments	1 .07		1 .12	(5 .49)	1 .51	1 .47	0 .85
Total From Investment Operations	1 .28		1.37	(5 .05)	1.89	1 .83	1.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)		(0 .29)	(0 .46)	(0 .41)	(0 .32)	(0 .24)
Distributions from Realized Gains	–		(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)
Total Dividends and Distributions	(0 .29)		(0 .65)	(0 .75)	(0 .50)	(0 .42)	(0 .33)
Net Asset Value, End of Period	$ 11.03	$ 10.04	$ 9.32	$ 15.12		$ 13.73	$ 12.32
Total Return	12 .91%(d)		16 .13%	(35 .03)%	14.14%	15 .23%	10 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,011,958	$ 2,628,327	$ 1,904,751	$ 2,266,328		$ 1,243,217	$ 668,863
Ratio of Expenses to Average Net Assets(e)	0 .04%(f)		0 .09%	0 .12%	0.12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets.	4 .03%(f)		2 .88%	3 .52%	2.65%	2 .78%	2 .59%
Portfolio Turnover Rate	44 .8%(f)		15 .7%	7 .1%	15.1%	7 .4%	5 .5%

		2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2020 FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 9.96		$ 9.25	$ 15.00	$ 13.62	$ 12.23	$ 11.51
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .16	0 .17	0 .31	0 .23	0 .21	0 .12
Net Realized and Unrealized Gain (Loss) on Investments		1 .06	1 .11	(5 .44)	1 .53	1 .49	0 .92
Total From Investment Operations		1 .22	1.28	(5 .13)	1.76	1 .70	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .22)	(0 .21)	(0 .33)	(0 .29)	(0 .21)	(0 .23)
Distributions from Realized Gains		–	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)
Total Dividends and Distributions		(0 .22)	(0 .57)	(0 .62)	(0 .38)	(0 .31)	(0 .32)
Net Asset Value, End of Period	$ 10.96		$ 9.96	$ 9.25	$ 15.00	$ 13.62	$ 12.23
Total Return	12 .33%(d)		15 .05%	(35 .55)%	13.16%	14 .15%	9 .12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 61,237		$ 50,924	$ 35,642	$ 35,530	$ 14,417	$ 2,799
Ratio of Expenses to Average Net Assets(e)		0 .92%(f)	0 .97%	1 .00%	1.00%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets		3 .15%(f)	1 .98%	2 .51%	1.64%	1 .61%	1 .03%
Portfolio Turnover Rate		44 .8%(f)	15 .7%	7 .1%	15.1%	7 .4%	5 .5%

See accompanying notes.

530

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2020 FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 9.93	$ 9 .20	$ 14.93	$ 13.56	$ 12 .18	$ 11 .44
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0 .19	0 .35	0 .28	0 .25	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	1 .10	(5 .44)	1 .49	1 .45	0 .85
Total From Investment Operations	1 .22	1.29	(5 .09)	1.77	1 .70	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .20)	(0 .35)	(0 .31)	(0 .22)	(0 .23)
Distributions from Realized Gains	–	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)
Total Dividends and Distributions	(0 .22)	(0 .56)	(0 .64)	(0 .40)	(0 .32)	(0 .32)
Net Asset Value, End of Period	$ 10.93	$ 9.93	$ 9.20	$ 14.93	$ 13 .56	$ 12.18
Total Return	12 .42%(d)	15 .34%	(35 .51)%	13.29%	14 .28%	9 .37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 103,106	$ 94,161	$ 78,445	$ 107,765	$ 71,913	$ 35,959
Ratio of Expenses to Average Net Assets(e)	0 .79%(f)	0 .84%	0 .87%	0.87%	0 .87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	3 .35%(f)	2 .19%	2 .84%	2.02%	1 .92%	1 .77%
Portfolio Turnover Rate	44 .8%(f)	15 .7%	7 .1%	15.1%	7 .4%	5 .5%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2020 FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 9.96	$ 9.24	$ 14.99	$ 13.61	$ 12.22	$ 11.46
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .19	0 .20	0 .37	0 .29	0 .27	0 .22
Net Realized and Unrealized Gain (Loss) on Investments	1 .04	1 .11	(5 .45)	1 .51	1 .47	0 .86
Total From Investment Operations	1 .23	1.31	(5 .08)	1.80	1 .74	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .23)	(0 .38)	(0 .33)	(0 .25)	(0 .23)
Distributions from Realized Gains	–	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)
Total Dividends and Distributions	(0 .24)	(0 .59)	(0 .67)	(0 .42)	(0 .35)	(0 .32)
Net Asset Value, End of Period	$ 10.95	$ 9.96	$ 9.24	$ 14.99	$ 13.61	$ 12.22
Total Return	12 .48%(d)	15 .53%	(35 .38)%	13.53%	14 .52%	9 .55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 238,966	$ 212,779	$ 159,254	$ 175,110	$ 93,449	$ 33,721
Ratio of Expenses to Average Net Assets(e)	0 .61%(f)	0 .66%	0 .69%	0.69%	0 .69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	3 .56%(f)	2 .33%	2 .95%	2.09%	2 .06%	1 .82%
Portfolio Turnover Rate	44 .8%(f)	15 .7%	7 .1%	15.1%	7 .4%	5 .5%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2020 FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 9.98	$ 9.26	$ 15.02	$ 13.64	$ 12.24	$ 11.46
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .19	0 .21	0 .38	0 .31	0 .30	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	1 .12	(5 .45)	1 .52	1 .47	0 .92
Total From Investment Operations	1 .24	1.33	(5 .07)	1.83	1 .77	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .25)	(0 .40)	(0 .36)	(0 .27)	(0 .24)
Distributions from Realized Gains	–	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)
Total Dividends and Distributions	(0 .26)	(0 .61)	(0 .69)	(0 .45)	(0 .37)	(0 .33)
Net Asset Value, End of Period	$ 10.96	$ 9.98	$ 9.26	$ 15.02	$ 13.64	$ 12.24
Total Return	12 .55%(d)	15 .73%	(35 .25)%	13.71%	14 .79%	9 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 203,624	$ 167,470	$ 110,340	$ 121,196	$ 53,209	$ 18,811
Ratio of Expenses to Average Net Assets(e)	0 .42%(f)	0 .47%	0 .50%	0.50%	0 .50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	3 .63%(f)	2 .41%	3 .06%	2.21%	2 .33%	1 .48%
Portfolio Turnover Rate	44 .8%(f)	15 .7%	7 .1%	15.1%	7 .4%	5 .5%

See accompanying notes.

531

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2020 FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 10.00	$ 9.28	$ 15.05	$ 13.67	$ 12.27	$ 11 .47
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .20	0 .23	0 .40	0 .32	0 .30	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	1 .11	(5 .46)	1 .52	1 .49	0 .87
Total From Investment Operations	1 .26	1.34	(5 .06)	1.84	1 .79	1.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .26)	(0 .42)	(0 .37)	(0 .29)	(0 .24)
Distributions from Realized Gains	–	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)
Total Dividends and Distributions	(0 .27)	(0 .62)	(0 .71)	(0 .46)	(0 .39)	(0 .33)
Net Asset Value, End of Period	$ 10.99	$ 10.00	$ 9.28	$ 15.05	$ 13.67	$ 12.27
Total Return	12 .73%(d)	15 .84%	(35 .16)%	13.83%	14 .91%	9 .92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 410,052	$ 356,589	$ 267,795	$ 299,458	$ 129,616	$ 37,539
Ratio of Expenses to Average Net Assets(e)	0 .30%(f)	0 .35%	0 .38%	0.38%	0 .38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	3 .83%(f)	2 .63%	3 .24%	2.26%	2 .35%	2 .15%
Portfolio Turnover Rate	44 .8%(f)	15 .7%	7 .1%	15.1%	7 .4%	5 .5%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

532

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.20	$ 7.27	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .15	0 .09	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .93	0 .98	(2 .80)
Total From Investment Operations	1 .08	1.07	(2 .73)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .14)	–
Total Dividends and Distributions	(0 .19)	(0 .14)	–
Net Asset Value, End of Period	$ 9.09	$ 8.20	$ 7.27
Total Return	13 .28%(d)	15 .14%	(27 .30)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 354,998	$ 233,404	$ 26,413
Ratio of Expenses to Average Net Assets(e),(f)	0 .04%(g)	0 .10%	0 .17%(g)
Ratio of Net Investment Income to Average Net Assets	3 .52%(g)	1 .30%	1 .20%(g)
Portfolio Turnover Rate	38 .4%(g)	8 .5%	21 .3%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2025 FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 8.10	$ 7.22	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0 .06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	0 .94	(2 .80)
Total From Investment Operations	1 .03	1.00	(2 .78)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .12)	–
Total Dividends and Distributions	(0 .14)	(0 .12)	–
Net Asset Value, End of Period	$ 8.99	$ 8.10	$ 7.22
Total Return	12 .85%(d)	14 .22%	(27 .80)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,391	$ 8,486	$ 1,871
Ratio of Expenses to Average Net Assets(e),(f)	0 .92%(g)	0 .96%	1 .05%(g)
Ratio of Net Investment Income to Average Net Assets	2 .85%(g)	0 .87%	0 .35%(g)
Portfolio Turnover Rate	38 .4%(g)	8 .5%	21 .3%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2025 FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 8.11	$ 7.23	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0 .08	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	0 .94	(2 .80)
Total From Investment Operations	1 .03	1.02	(2 .77)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .14)	–
Total Dividends and Distributions	(0 .15)	(0 .14)	–
Net Asset Value, End of Period	$ 8.99	$ 8.11	$ 7.23
Total Return	12 .78%(d)	14 .41%	(27 .70)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,916	$ 6,788	$ 1,000
Ratio of Expenses to Average Net Assets(e),(f)	0 .79%(g)	0 .83%	0 .92%(g)
Ratio of Net Investment Income to Average Net Assets	2 .90%(g)	1 .07%	0 .65%(g)
Portfolio Turnover Rate	38 .4%(g)	8 .5%	21 .3%(g)

See accompanying notes.

533

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2025 FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 8.13	$ 7.23	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .14	0 .10	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	0 .93	(2 .81)
Total From Investment Operations	1 .04	1.03	(2 .77)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .13)	–
Total Dividends and Distributions	(0 .16)	(0 .13)	–
Net Asset Value, End of Period	$ 9.01	$ 8.13	$ 7.23
Total Return	12 .85%(d)	14 .60%	(27 .70)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,640	$ 23,811	$ 8,787
Ratio of Expenses to Average Net Assets(e),(f)	0 .61%(g)	0 .65%	0 .74%(g)
Ratio of Net Investment Income to Average Net Assets	3 .18%(g)	1 .35%	0 .67%(g)
Portfolio Turnover Rate	38 .4%(g)	8 .5%	21 .3%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2025 FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 8.16	$ 7.25	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .13	0 .09	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .93	0 .96	(2 .80)
Total From Investment Operations	1 .06	1.05	(2 .75)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .14)	–
Total Dividends and Distributions	(0 .17)	(0 .14)	–
Net Asset Value, End of Period	$ 9.05	$ 8.16	$ 7.25
Total Return	13 .06%(d)	14 .77%	(27 .50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,378	$ 23,462	$ 5,224
Ratio of Expenses to Average Net Assets(e),(f)	0 .42%(g)	0 .46%	0 .55%(g)
Ratio of Net Investment Income to Average Net Assets	3 .11%(g)	1 .25%	0 .80%(g)
Portfolio Turnover Rate	38 .4%(g)	8 .5%	21 .3%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2025 FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 8.18	$ 7.26	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .15	0 .13	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	0 .92	(2 .80)
Total From Investment Operations	1 .06	1.05	(2 .74)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .13)	–
Total Dividends and Distributions	(0 .17)	(0 .13)	–
Net Asset Value, End of Period	$ 9.07	$ 8.18	$ 7.26
Total Return	13 .12%(d)	14 .86%	(27 .40)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 42,331	$ 31,597	$ 14,713
Ratio of Expenses to Average Net Assets(e),(f)	0 .30%(g)	0 .34%	0 .43%(g)
Ratio of Net Investment Income to Average Net Assets	3 .50%(g)	1 .87%	0 .90%(g)
Portfolio Turnover Rate	38 .4%(g)	8 .5%	21 .3%(g)

(a)	Six months ended April 30, 2010.
(b)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Reflects Manager's contractual expense limit.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Computed on an annualized basis.

See accompanying notes.

534

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)		2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2030 FUND
Class J shares
Net Asset Value, Beginning of Period	$ 9.75		$ 9.03	$ 15.21	$ 13.55	$ 12.06	$ 11.18
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .17	0 .18	0 .37	0 .27	0 .24	0 .19
Net Realized and Unrealized Gain (Loss) on Investments		1 .14	1 .08	(5 .86)	1 .78	1 .60	0 .98
Total From Investment Operations		1 .31	1.26	(5 .49)	2.05	1 .84	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .21)	(0 .18)	(0 .37)	(0 .29)	(0 .23)	(0 .21)
Distributions from Realized Gains		–	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)
Total Dividends and Distributions		(0 .21)	(0 .54)	(0 .69)	(0 .39)	(0 .35)	(0 .29)
Net Asset Value, End of Period	$ 10.85		$ 9.75	$ 9.03	$ 15.21	$ 13.55	$ 12.06
Total Return(c)	13 .55%(d)		15 .32%	(37 .71)%	15.50%	15 .51%	10 .57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 494,990		$ 410,442	$ 344,061	$ 473,037	$ 292,775	$ 157,396
Ratio of Expenses to Average Net Assets(e)	0 .53%(f)		0 .61%	0 .62%	0.66%	0 .72%	0 .79%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0 .58%(f)		0 .66%	–	–	0 .72%	–
Ratio of Net Investment Income to Average Net Assets	3 .38%(f)		2 .17%	2 .92%	1.88%	1 .88%	1 .59%
Portfolio Turnover Rate	47 .1%(f)		9.5%	6.6%	15.5%	9.4%	4.8%

	2010(a)		2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2030 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.78	$ 9.07	$ 15.27	$ 13.62		$ 12.12	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .20		0 .22	0 .40	0 .32	0 .31	0 .26
Net Realized and Unrealized Gain (Loss) on
Investments	1 .13		1 .09	(5 .84)	1 .81	1 .62	0 .98
Total From Investment Operations	1 .33		1.31	(5 .44)	2.13	1 .93	1.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)		(0 .24)	(0 .44)	(0 .38)	(0 .31)	(0 .21)
Distributions from Realized Gains	–		(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)
Total Dividends and Distributions	(0 .25)		(0 .60)	(0 .76)	(0 .48)	(0 .43)	(0 .29)
Net Asset Value, End of Period	$ 10.86	$ 9.78	$ 9.07	$ 15.27		$ 13.62	$ 12.12
Total Return	13 .77%(d)		15 .88%	(37 .35)%	16.05%	16 .29%	11 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,664,039	$ 2,333,820	$ 1,659,024	$ 1,953,928		$ 1,017,369	$ 525,906
Ratio of Expenses to Average Net Assets(e)	0 .04%(f)		0 .09%	0 .13%	0.12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets.	3 .89%(f)		2 .55%	3 .23%	2.27%	2 .46%	2 .19%
Portfolio Turnover Rate	47 .1%(f)		9.5%	6.6%	15.5%	9.4%	4.8%

		2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2030 FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 9.70		$ 8.99	$ 15.15	$ 13.51	$ 12.03	$ 11.19
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .15	0 .14	0 .28	0 .18	0 .12	0 .04
Net Realized and Unrealized Gain (Loss) on Investments		1 .13	1 .09	(5 .80)	1 .81	1 .68	1 .08
Total From Investment Operations		1 .28	1.23	(5 .52)	1.99	1 .80	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .18)	(0 .16)	(0 .32)	(0 .25)	(0 .20)	(0 .20)
Distributions from Realized Gains		–	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)
Total Dividends and Distributions		(0 .18)	(0 .52)	(0 .64)	(0 .35)	(0 .32)	(0 .28)
Net Asset Value, End of Period	$ 10.80		$ 9.70	$ 8.99	$ 15.15	$ 13.51	$ 12.03
Total Return	13 .33%(d)		14 .91%	(37 .94)%	15.07%	15 .21%	10 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 52,406		$ 41,365	$ 27,323	$ 28,841	$ 11,490	$ 1,366
Ratio of Expenses to Average Net Assets(e)		0 .92%(f)	0 .97%	1 .01%	1.00%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets		2 .94%(f)	1 .66%	2 .25%	1.24%	0 .96%	0 .37%
Portfolio Turnover Rate		47 .1%(f)	9.5%	6.6%	15.5%	9.4%	4.8%
See accompanying notes.

535

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2030 FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 9.70	$ 8.97	$ 15.13	$ 13.49	$ 12.01	$ 11.15
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .16	0 .15	0 .33	0 .23	0 .21	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .13	1 .10	(5 .83)	1 .78	1 .61	1 .00
Total From Investment Operations	1 .29	1.25	(5 .50)	2.01	1 .82	1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .16)	(0 .34)	(0 .27)	(0 .22)	(0 .21)
Distributions from Realized Gains	–	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)
Total Dividends and Distributions	(0 .19)	(0 .52)	(0 .66)	(0 .37)	(0 .34)	(0 .29)
Net Asset Value, End of Period	$ 10.80	$ 9.70	$ 8.97	$ 15.13	$ 13.49	$ 12.01
Total Return	13 .39%(d)	15 .16%	(37 .91)%	15.25%	15 .39%	10 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 95,360	$ 88,072	$ 67,038	$ 98,270	$ 60,034	$ 30,522
Ratio of Expenses to Average Net Assets(e)	0 .79%(f)	0 .84%	0 .88%	0.87%	0 .87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	3 .19%(f)	1 .83%	2 .67%	1.64%	1 .66%	1 .29%
Portfolio Turnover Rate	47 .1%(f)	9.5%	6.6%	15.5%	9.4%	4.8%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2030 FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 9.74	$ 9.02	$ 15.20	$ 13.55	$ 12.06	$ 11.18
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .18	0 .17	0 .33	0 .24	0 .21	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	1 .09	(5 .83)	1 .81	1 .64	1 .03
Total From Investment Operations	1 .29	1.26	(5 .50)	2.05	1 .85	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .18)	(0 .36)	(0 .30)	(0 .24)	(0 .21)
Distributions from Realized Gains	–	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)
Total Dividends and Distributions	(0 .20)	(0 .54)	(0 .68)	(0 .40)	(0 .36)	(0 .29)
Net Asset Value, End of Period	$ 10.83	$ 9.74	$ 9.02	$ 15.20	$ 13.55	$ 12.06
Total Return	13 .42%(d)	15 .32%	(37 .75)%	15.45%	15 .62%	10 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 222,547	$ 193,474	$ 141,078	$ 161,519	$ 79,100	$ 27,967
Ratio of Expenses to Average Net Assets(e)	0 .61%(f)	0 .66%	0 .70%	0.69%	0 .69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	3 .42%(f)	2 .00%	2 .69%	1.70%	1 .68%	1 .21%
Portfolio Turnover Rate	47 .1%(f)	9.5%	6.6%	15.5%	9.4%	4.8%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2030 FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 9.97	$ 9.22	$ 15.52	$ 13.83	$ 12.31	$ 11.38
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .18	0 .18	0 .36	0 .28	0 .26	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	1 .16	1 .13	(5 .95)	1 .83	1 .64	1 .05
Total From Investment Operations	1 .34	1.31	(5 .59)	2.11	1 .90	1.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .20)	(0 .39)	(0 .32)	(0 .26)	(0 .21)
Distributions from Realized Gains	–	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)
Total Dividends and Distributions	(0 .22)	(0 .56)	(0 .71)	(0 .42)	(0 .38)	(0 .29)
Net Asset Value, End of Period	$ 11.09	$ 9.97	$ 9.22	$ 15.52	$ 13.83	$ 12.31
Total Return	13 .58%(d)	15 .52%	(37 .64)%	15.65%	15 .75%	10 .86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 185,912	$ 153,804	$ 103,030	$ 117,390	$ 58,595	$ 23,705
Ratio of Expenses to Average Net Assets(e)	0 .42%(f)	0 .47%	0 .51%	0.50%	0 .50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	3 .47%(f)	2 .10%	2 .82%	1.95%	1 .99%	1 .41%
Portfolio Turnover Rate	47 .1%(f)	9.5%	6.6%	15.5%	9.4%	4.8%

See accompanying notes.

536

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2030 FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 9.77	$ 9.05	$ 15.25	$ 13.59	$ 12.10	$ 11 .18
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .19	0 .19	0 .37	0 .27	0 .25	0 .20
Net Realized and Unrealized Gain (Loss) on Investments	1 .13	1 .10	(5 .85)	1 .83	1 .64	1 .01
Total From Investment Operations	1 .32	1.29	(5 .48)	2.10	1 .89	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .21)	(0 .40)	(0 .34)	(0 .28)	(0 .21)
Distributions from Realized Gains	–	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)
Total Dividends and Distributions	(0 .23)	(0 .57)	(0 .72)	(0 .44)	(0 .40)	(0 .29)
Net Asset Value, End of Period	$ 10.86	$ 9.77	$ 9.05	$ 15.25	$ 13.59	$ 12.10
Total Return	13 .66%(d)	15 .68%	(37 .57)%	15.85%	15 .93%	10 .98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 365,872	$ 316,224	$ 213,626	$ 234,264	$ 108,704	$ 28,290
Ratio of Expenses to Average Net Assets(e)	0 .30%(f)	0 .35%	0 .39%	0.38%	0 .38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	3 .66%(f)	2 .23%	2 .99%	1.91%	1 .92%	1 .70%
Portfolio Turnover Rate	47 .1%(f)	9.5%	6.6%	15.5%	9.4%	4.8%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

537

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.05	$ 7.13	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .14	0 .07	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .97	0 .99	(2 .91)
Total From Investment Operations	1 .11	1.06	(2 .87)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .14)	–
Total Dividends and Distributions	(0 .17)	(0 .14)	–
Net Asset Value, End of Period	$ 8.99	$ 8.05	$ 7.13
Total Return	13 .86%(d)	15 .17%	(28 .70)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 221,345	$ 143,330	$ 14,703
Ratio of Expenses to Average Net Assets(e),(f)	0 .05%(g)	0 .10%	0 .17%(g)
Ratio of Net Investment Income to Average Net Assets	3 .27%(g)	0 .95%	0 .71%(g)
Portfolio Turnover Rate	38 .9%(g)	7 .0%	16 .8%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2035 FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 7.96	$ 7.10	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .11	0 .04	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	0 .94	(2 .89)
Total From Investment Operations	1 .06	0.98	(2 .90)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .12)	–
Total Dividends and Distributions	(0 .12)	(0 .12)	–
Net Asset Value, End of Period	$ 8.90	$ 7.96	$ 7.10
Total Return	13 .42%(d)	14 .10%	(29 .00)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,567	$ 6,405	$ 1,086
Ratio of Expenses to Average Net Assets(e),(f)	0 .92%(g)	0 .97%	1 .05%(g)
Ratio of Net Investment Income to Average Net Assets	2 .54%(g)	0 .55%	(0 .17)%(g)
Portfolio Turnover Rate	38 .9%(g)	7 .0%	16 .8%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2035 FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 7.96	$ 7.10	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .11	0 .03	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	0 .96	(2 .91)
Total From Investment Operations	1 .06	0.99	(2 .90)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .13)	–
Total Dividends and Distributions	(0 .13)	(0 .13)	–
Net Asset Value, End of Period	$ 8.89	$ 7.96	$ 7.10
Total Return	13 .40%(d)	14 .23%	(29 .00)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,542	$ 3,378	$ 555
Ratio of Expenses to Average Net Assets(e),(f)	0 .79%(g)	0 .84%	0 .92%(g)
Ratio of Net Investment Income to Average Net Assets	2 .71%(g)	0 .46%	0 .14%(g)
Portfolio Turnover Rate	38 .9%(g)	7 .0%	16 .8%(g)

See accompanying notes.

538

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2035 FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 7.99	$ 7.10	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0 .08	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .96	0 .93	(2 .91)
Total From Investment Operations	1 .08	1.01	(2 .90)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .12)	–
Total Dividends and Distributions	(0 .14)	(0 .12)	–
Net Asset Value, End of Period	$ 8.93	$ 7.99	$ 7.10
Total Return	13 .56%(d)	14 .61%	(29 .00)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,204	$ 19,038	$ 7,368
Ratio of Expenses to Average Net Assets(e),(f)	0 .61%(g)	0 .66%	0 .74%(g)
Ratio of Net Investment Income to Average Net Assets	2 .90%(g)	1 .20%	0 .17%(g)
Portfolio Turnover Rate	38 .9%(g)	7 .0%	16 .8%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2035 FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 8.02	$ 7.12	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0 .09	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	0 .94	(2 .90)
Total From Investment Operations	1 .07	1.03	(2 .88)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .13)	–
Total Dividends and Distributions	(0 .14)	(0 .13)	–
Net Asset Value, End of Period	$ 8.95	$ 8.02	$ 7.12
Total Return	13 .50%(d)	14 .77%	(28 .80)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,918	$ 15,202	$ 5,606
Ratio of Expenses to Average Net Assets(e),(f)	0 .42%(g)	0 .47%	0 .55%(g)
Ratio of Net Investment Income to Average Net Assets	2 .82%(g)	1 .27%	0 .30%(g)
Portfolio Turnover Rate	38 .9%(g)	7 .0%	16 .8%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2035 FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 8.04	$ 7.13	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .14	0 .11	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	0 .94	0 .93	(2 .90)
Total From Investment Operations	1 .08	1.04	(2 .87)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .13)	–
Total Dividends and Distributions	(0 .15)	(0 .13)	–
Net Asset Value, End of Period	$ 8.97	$ 8.04	$ 7.13
Total Return	13 .57%(d)	14 .91%	(28 .70)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,460	$ 17,760	$ 6,829
Ratio of Expenses to Average Net Assets(e),(f)	0 .30%(g)	0 .35%	0 .43%(g)
Ratio of Net Investment Income to Average Net Assets	3 .23%(g)	1 .49%	0 .40%(g)
Portfolio Turnover Rate	38 .9%(g)	7 .0%	16 .8%(g)

(a)	Six months ended April 30, 2010.
(b)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Reflects Manager's contractual expense limit.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Computed on an annualized basis.

See accompanying notes.

539

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2040 FUND
Class J shares
Net Asset Value, Beginning of Period	$ 9.76	$ 9.03	$ 15.61	$ 13.72	$ 12.12	$ 11.14
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .16	0 .15	0 .33	0 .23	0 .20	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	1 .07	(6 .24)	2 .04	1 .70	1 .11
Total From Investment Operations	1 .35	1.22	(5 .91)	2.27	1 .90	1.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .15)	(0 .36)	(0 .28)	(0 .19)	(0 .18)
Distributions from Realized Gains	–	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)
Total Dividends and Distributions	(0 .18)	(0 .49)	(0 .67)	(0 .38)	(0 .30)	(0 .26)
Net Asset Value, End of Period	$ 10.93	$ 9.76	$ 9.03	$ 15.61	$ 13.72	$ 12.12
Total Return(c)	13 .89%(d)	14 .73%	(39 .42)%	16.86%	15 .89%	11 .25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 228,134	$ 186,499	$ 152,176	$ 194,722	$ 110,477	$ 50,858
Ratio of Expenses to Average Net Assets(e)	0 .57%(f)	0 .66%	0 .69%	0.70%	0 .76%	0 .87%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0 .62%(f)	0 .71%	–	–	0 .77%	–
Ratio of Net Investment Income to Average Net Assets	3 .10%(f)	1 .82%	2 .58%	1.59%	1 .52%	1 .07%
Portfolio Turnover Rate	45 .7%(f)	5 .8%	6 .0%	16.5%	13 .1%	7 .1%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2040 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.82	$ 9.09	$ 15.73	$ 13.83	$ 12.24	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .19	0 .19	0 .38	0 .29	0 .28	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	1 .09	(6 .27)	2.07	1 .71	1 .13
Total From Investment Operations	1 .38	1.28	(5 .89)	2.36	1 .99	1.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .21)	(0 .44)	(0 .36)	(0 .29)	(0 .19)
Distributions from Realized Gains	–	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)
Total Dividends and Distributions	(0 .22)	(0 .55)	(0 .75)	(0 .46)	(0 .40)	(0 .27)
Net Asset Value, End of Period	$ 10.98	$ 9.82	$ 9.09	$ 15.73	$ 13.83	$ 12.24
Total Return	14 .21%(d)	15 .45%	(39 .15)%	17.54%	16 .60%	12 .11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,613,923	$ 1,387,751	$ 921,180	$ 1,039,113	$ 503,092	$ 243,275
Ratio of Expenses to Average Net Assets(e)	0 .04%(f)	0 .09%	0 .13%	0.12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	3 .66%(f)	2 .20%	3 .00%	1.96%	2 .17%	1 .73%
Portfolio Turnover Rate	45 .7%(f)	5 .8%	6 .0%	16.5%	13 .1%	7 .1%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2040 FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 9.73	$ 9.01	$ 15.59	$ 13.70	$ 12.13	$ 11.18
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .11	0 .25	0 .13	0 .08	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	1 .08	(6 .20)	2 .10	1 .78	1 .20
Total From Investment Operations	1 .32	1.19	(5 .95)	2.23	1 .86	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .13)	(0 .32)	(0 .24)	(0 .18)	(0 .18)
Distributions from Realized Gains	–	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)
Total Dividends and Distributions	(0 .15)	(0 .47)	(0 .63)	(0 .34)	(0 .29)	(0 .26)
Net Asset Value, End of Period	$ 10.90	$ 9.73	$ 9.01	$ 15.59	$ 13.70	$ 12.13
Total Return	13 .71%(d)	14 .41%	(39 .66)%	16.58%	15 .55%	10 .93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 33,347	$ 25,814	$ 15,457	$ 15,053	$ 5,269	$ 455
Ratio of Expenses to Average Net Assets(e)	0 .92%(f)	0 .97%	1 .01%	1.00%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	2 .71%(f)	1 .28%	1 .99%	0.89%	0 .58%	0 .05%
Portfolio Turnover Rate	45 .7%(f)	5 .8%	6 .0%	16.5%	13 .1%	7 .1%

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2040 FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 9.73	$ 8.99	$ 15.56	$ 13.68	$ 12.11	$ 11.13
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .15	0 .13	0 .31	0 .20	0 .18	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	1 .08	(6 .24)	2 .04	1 .69	1 .13
Total From Investment Operations	1 .33	1.21	(5 .93)	2.24	1 .87	1.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .13)	(0 .33)	(0 .26)	(0 .19)	(0 .18)
Distributions from Realized Gains	–	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)
Total Dividends and Distributions	(0 .16)	(0 .47)	(0 .64)	(0 .36)	(0 .30)	(0 .26)
Net Asset Value, End of Period	$ 10.90	$ 9.73	$ 8.99	$ 15.56	$ 13.68	$ 12.11
Total Return	13 .78%(d)	14 .65%	(39 .59)%	16.68%	15 .72%	11 .26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 52,385	$ 46,331	$ 32,121	$ 44,449	$ 26,051	$ 11,022
Ratio of Expenses to Average Net Assets(e)	0 .79%(f)	0 .84%	0 .88%	0.87%	0 .87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	2 .97%(f)	1 .48%	2 .44%	1.39%	1 .38%	0 .96%
Portfolio Turnover Rate	45 .7%(f)	5 .8%	6 .0%	16.5%	13 .1%	7 .1%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2040 FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 9.73	$ 9.01	$ 15.59	$ 13 .70	$ 12 .13	$ 11 .13
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .16	0 .14	0 .31	0 .20	0 .20	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	1 .08	(6 .22)	2 .07	1 .70	1 .12
Total From Investment Operations	1 .34	1.22	(5 .91)	2.27	1 .90	1.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .16)	(0 .36)	(0 .28)	(0 .22)	(0 .19)
Distributions from Realized Gains	–	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)
Total Dividends and Distributions	(0 .18)	(0 .50)	(0 .67)	(0 .38)	(0 .33)	(0 .27)
Net Asset Value, End of Period	$ 10.89	$ 9.73	$ 9.01	$ 15 .59	$ 13 .70	$ 12.13
Total Return	13 .84%(d)	14 .77%	(39 .47)%	16.95%	15 .91%	11 .46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 123,782	$ 104,315	$ 69,607	$ 75,682	$ 36,537	$ 14,824
Ratio of Expenses to Average Net Assets(e)	0 .61%(f)	0 .66%	0 .70%	0.69%	0 .69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	3 .15%(f)	1 .64%	2 .49%	1.39%	1 .55%	1 .28%
Portfolio Turnover Rate	45 .7%(f)	5 .8%	6 .0%	16 .5%	13 .1%	7 .1%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2040 FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 9.74	$ 9.02	$ 15.61	$ 13.72	$ 12.15	$ 11.13
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0 .14	0 .30	0 .20	0 .22	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	1 .09	(6 .19)	2 .10	1 .70	1 .22
Total From Investment Operations	1 .35	1.23	(5 .89)	2.30	1 .92	1.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .17)	(0 .39)	(0 .31)	(0 .24)	(0 .19)
Distributions from Realized Gains	–	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)
Total Dividends and Distributions	(0 .19)	(0 .51)	(0 .70)	(0 .41)	(0 .35)	(0 .27)
Net Asset Value, End of Period	$ 10.90	$ 9.74	$ 9.02	$ 15.61	$ 13.72	$ 12.15
Total Return	14 .00%(d)	14 .98%	(39 .37)%	17.14%	16 .11%	11 .67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 101,221	$ 86,178	$ 49,106	$ 46,791	$ 14,898	$ 5,549
Ratio of Expenses to Average Net Assets(e)	0 .42%(f)	0 .47%	0 .51%	0.50%	0 .50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	3 .35%(f)	1 .69%	2 .41%	1.40%	1 .69%	0 .53%
Portfolio Turnover Rate	45 .7%(f)	5 .8%	6 .0%	16.5%	13 .1%	7 .1%

See accompanying notes.

541

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2040 FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 9.79	$ 9.06	$ 15 .68	$ 13.78	$ 12.20	$ 11.15
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0 .16	0 .36	0.24	0 .19	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	1 .09	(6 .27)	2.09	1 .76	1 .19
Total From Investment Operations	1 .36	1.25	(5 .91)	2.33	1 .95	1.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .18)	(0 .40)	(0 .33)	(0 .26)	(0 .19)
Distributions from Realized Gains	–	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)
Total Dividends and Distributions	(0 .20)	(0 .52)	(0 .71)	(0 .43)	(0 .37)	(0 .27)
Net Asset Value, End of Period	$ 10.95	$ 9.79	$ 9.06	$ 15.68	$ 13.78	$ 12.20
Total Return	14 .03%(d)	15 .16%	(39 .31)%	17.29%	16 .27%	11 .93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 210,655	$ 165,669	$ 99,181	$ 108,005	$ 47,329	$ 11,799
Ratio of Expenses to Average Net Assets(e)	0 .30%(f)	0 .35%	0 .39%	0.38%	0 .38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	3 .32%(f)	1 .86%	2 .80%	1.63%	1 .49%	1 .09%
Portfolio Turnover Rate	45 .7%(f)	5 .8%	6 .0%	16.5%	13 .1%	7 .1%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

542

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.95	$ 7.04	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .13	0 .05	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	0 .99	(2 .98)
Total From Investment Operations	1 .13	1.04	(2 .96)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .13)	–
Total Dividends and Distributions	(0 .15)	(0 .13)	–
Net Asset Value, End of Period	$ 8.93	$ 7.95	$ 7.04
Total Return	14 .38%(d)	15 .09%	(29 .60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 89,656	$ 53,836	$ 4,518
Ratio of Expenses to Average Net Assets(e),(f)	0 .07%(g)	0 .10%	0 .17%(g)
Ratio of Net Investment Income to Average Net Assets	3 .10%(g)	0 .69%	0 .37%(g)
Portfolio Turnover Rate	40 .1%(g)	4 .8%	16 .2%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2045 FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 7.82	$ 6.97	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .10	0 .01	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .97	0 .96	(3 .00)
Total From Investment Operations	1 .07	0.97	(3 .03)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .12)	–
Total Dividends and Distributions	(0 .11)	(0 .12)	–
Net Asset Value, End of Period	$ 8.78	$ 7.82	$ 6.97
Total Return	13 .83%(d)	14 .23%	(30 .30)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,757	$ 2,675	$ 350
Ratio of Expenses to Average Net Assets(e),(f)	0 .92%(g)	0 .97%	1 .05%(g)
Ratio of Net Investment Income to Average Net Assets	2 .35%(g)	0 .18%	(0 .50)%(g)
Portfolio Turnover Rate	40 .1%(g)	4 .8%	16 .2%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2045 FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 7.83	$ 6.98	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .10	0 .03	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .98	0 .95	(3 .00)
Total From Investment Operations	1 .08	0.98	(3 .02)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .13)	–
Total Dividends and Distributions	(0 .12)	(0 .13)	–
Net Asset Value, End of Period	$ 8.79	$ 7.83	$ 6.98
Total Return	13 .92%(d)	14 .32%	(30 .20)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,266	$ 1,160	$ 139
Ratio of Expenses to Average Net Assets(e),(f)	0 .79%(g)	0 .84%	0 .92%(g)
Ratio of Net Investment Income to Average Net Assets	2 .48%(g)	0 .38%	(0 .36)%(g)
Portfolio Turnover Rate	40 .1%(g)	4 .8%	16 .2%(g)

See accompanying notes.

543

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2045 FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 7.85	$ 6.99	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0 .08	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .97	0 .90	(3 .00)
Total From Investment Operations	1 .09	0.98	(3 .01)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .12)	–
Total Dividends and Distributions	(0 .12)	(0 .12)	–
Net Asset Value, End of Period	$ 8.82	$ 7.85	$ 6.99
Total Return	14 .02%(d)	14 .40%	(30 .10)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,044	$ 11,557	$ 4,893
Ratio of Expenses to Average Net Assets(e),(f)	0 .61%(g)	0 .66%	0 .74%(g)
Ratio of Net Investment Income to Average Net Assets	2 .87%(g)	1 .21%	(0 .13)%(g)
Portfolio Turnover Rate	40 .1%(g)	4 .8%	16 .2%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2045 FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 7.88	$ 7.00	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .11	0 .08	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	0 .92	(3 .00)
Total From Investment Operations	1 .10	1.00	(3 .00)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .12)	–
Total Dividends and Distributions	(0 .13)	(0 .12)	–
Net Asset Value, End of Period	$ 8.85	$ 7.88	$ 7.00
Total Return	14 .10%(d)	14 .68%	(30 .00)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,988	$ 5,832	$ 1,991
Ratio of Expenses to Average Net Assets(e),(f)	0 .42%(g)	0 .47%	0 .55%(g)
Ratio of Net Investment Income to Average Net Assets	2 .67%(g)	1 .13%	(0 .04)%(g)
Portfolio Turnover Rate	40 .1%(g)	4 .8%	16 .2%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2045 FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 7.90	$ 7.01	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .13	0 .07	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .97	0 .95	(2 .99)
Total From Investment Operations	1 .10	1.02	(2 .99)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .13)	–
Total Dividends and Distributions	(0 .14)	(0 .13)	–
Net Asset Value, End of Period	$ 8.86	$ 7.90	$ 7.01
Total Return	14 .05%(d)	14 .87%	(29 .90)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,618	$ 6,559	$ 1,592
Ratio of Expenses to Average Net Assets(e),(f)	0 .30%(g)	0 .35%	0 .43%(g)
Ratio of Net Investment Income to Average Net Assets	3 .08%(g)	0 .95%	0 .08%(g)
Portfolio Turnover Rate	40 .1%(g)	4 .8%	16 .2%(g)

(a)	Six months ended April 30, 2010.
(b)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Reflects Manager's contractual expense limit.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Computed on an annualized basis.

See accompanying notes.

544

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2050 FUND
Class J shares
Net Asset Value, Beginning of Period	$ 9.17	$ 8.53	$ 15.04	$ 13.15	$ 11.55	$ 10.55
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0 .12	0 .30	0 .20	0 .15	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	1 .17	1 .00	(6 .11)	2 .04	1 .72	1 .20
Total From Investment Operations	1 .30	1.12	(5 .81)	2.24	1 .87	1.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .12)	(0 .34)	(0 .24)	(0 .16)	(0 .16)
Distributions from Realized Gains	–	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)
Total Dividends and Distributions	(0 .14)	(0 .48)	(0 .70)	(0 .35)	(0 .27)	(0 .23)
Net Asset Value, End of Period	$ 10.33	$ 9.17	$ 8.53	$ 15.04	$ 13.15	$ 11.55
Total Return(c)	14 .26%(d)	14 .26%	(40 .35)%	17.39%	16 .37%	11 .72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 48,508	$ 37,434	$ 30,460	$ 42,254	$ 22,053	$ 9,276
Ratio of Expenses to Average Net Assets(e)	0 .68%(f)	0 .78%	0 .77%	0.75%	0 .81%	1 .21%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0 .73%(f)	0 .83%	–	–	0 .92%	1 .21%
Ratio of Net Investment Income to Average Net Assets	2 .70%(f)	1 .54%	2 .46%	1.45%	1 .22%	0 .27%
Portfolio Turnover Rate	43 .6%(f)	15 .2%	6 .8%	21.2%	15 .9%	7 .5%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2050 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.34	$ 8.70	$ 15.32	$ 13.39	$ 11.80	$ 10.66
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0 .16	0 .36	0 .29	0 .25	0 .16
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	1 .02	(6 .19)	2 .08	1 .73	1 .22
Total From Investment Operations	1 .36	1.18	(5 .83)	2.37	1 .98	1.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .18)	(0 .43)	(0 .33)	(0 .28)	(0 .17)
Distributions from Realized Gains	–	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)
Total Dividends and Distributions	(0 .19)	(0 .54)	(0 .79)	(0 .44)	(0 .39)	(0 .24)
Net Asset Value, End of Period	$ 10.51	$ 9.34	$ 8.70	$ 15.32	$ 13.39	$ 11.80
Total Return	14 .69%(d)	14 .95%	(39 .96)%	18.16%	17 .13%	13 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 747,892	$ 629,384	$ 415,945	$ 487,265	$ 266,710	$ 130,966
Ratio of Expenses to Average Net Assets(e)	0 .04%(f)	0 .10%	0 .13%	0.12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	3 .42%(f)	2 .02%	2 .95%	2.04%	1 .95%	1 .39%
Portfolio Turnover Rate	43 .6%(f)	15 .2%	6 .8%	21.2%	15 .9%	7 .5%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2050 FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 9.26	$ 8.62	$ 15.19	$ 13.28	$ 11.70	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .12	0 .08	0 .21	0 .12	0 .01	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	1 .03	(6 .12)	2 .11	1 .85	1 .29
Total From Investment Operations	1 .31	1.11	(5 .91)	2.23	1 .86	1.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .11)	(0 .30)	(0 .21)	(0 .17)	(0 .16)
Distributions from Realized Gains	–	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)
Total Dividends and Distributions	(0 .13)	(0 .47)	(0 .66)	(0 .32)	(0 .28)	(0 .23)
Net Asset Value, End of Period	$ 10.44	$ 9.26	$ 8.62	$ 15.19	$ 13.28	$ 11.70
Total Return	14 .20%(d)	14 .01%	(40 .51)%	17.10%	16 .14%	11 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,034	$ 9,869	$ 5,320	$ 4,967	$ 1,713	$ 173
Ratio of Expenses to Average Net Assets(e)	0 .92%(f)	0 .97%	1 .01%	1.00%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	2 .45%(f)	1 .03%	1 .71%	0.87%	0 .04%	(0 .32)%
Portfolio Turnover Rate	43 .6%(f)	15 .2%	6 .8%	21.2%	15 .9%	7 .5%

See accompanying notes.

545

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2050 FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 9.26	$ 8.61	$ 15.17	$ 13.26	$ 11.68	$ 10.63
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0 .11	0 .29	0 .20	0 .16	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .17	1 .01	(6 .17)	2 .05	1 .72	1 .20
Total From Investment Operations	1 .30	1.12	(5 .88)	2.25	1 .88	1.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .11)	(0 .32)	(0 .23)	(0 .19)	(0 .16)
Distributions from Realized Gains	–	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)
Total Dividends and Distributions	(0 .13)	(0 .47)	(0 .68)	(0 .34)	(0 .30)	(0 .23)
Net Asset Value, End of Period	$ 10.43	$ 9.26	$ 8.61	$ 15.17	$ 13.26	$ 11.68
Total Return	14 .16%(d)	14 .17%	(40 .42)%	17.28%	16 .32%	12 .18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,692	$ 20,114	$ 13,857	$ 19,012	$ 12,526	$ 5,998
Ratio of Expenses to Average Net Assets(e)	0 .79%(f)	0 .84%	0 .88%	0.87%	0 .87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	2 .72%(f)	1 .33%	2 .39%	1.44%	1 .30%	0 .73%
Portfolio Turnover Rate	43 .6%(f)	15 .2%	6 .8%	21.2%	15 .9%	7 .5%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2050 FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 9.27	$ 8.63	$ 15.20	$ 13.29	$ 11.71	$ 10.64
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .12	0 .30	0 .20	0 .14	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	1 .01	(6 .16)	2 .07	1 .76	1 .22
Total From Investment Operations	1 .32	1.13	(5 .86)	2.27	1 .90	1.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .13)	(0 .35)	(0 .25)	(0 .21)	(0 .16)
Distributions from Realized Gains	–	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)
Total Dividends and Distributions	(0 .15)	(0 .49)	(0 .71)	(0 .36)	(0 .32)	(0 .23)
Net Asset Value, End of Period	$ 10.44	$ 9.27	$ 8.63	$ 15.20	$ 13.29	$ 11.71
Total Return	14 .32%(d)	14 .36%	(40 .30)%	17.46%	16 .50%	12 .37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 43,259	$ 35,212	$ 22,153	$ 25,931	$ 12,547	$ 4,371
Ratio of Expenses to Average Net Assets(e)	0 .61%(f)	0 .66%	0 .70%	0.69%	0 .69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	2 .91%(f)	1 .45%	2 .44%	1.43%	1 .15%	0 .67%
Portfolio Turnover Rate	43 .6%(f)	15 .2%	6 .8%	21.2%	15 .9%	7 .5%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2050 FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 9.30	$ 8.66	$ 15.25	$ 13.33	$ 11.74	$ 10.65
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .15	0 .13	0 .29	0 .21	0 .13	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	1 .02	(6 .15)	2 .10	1 .80	1 .31
Total From Investment Operations	1 .33	1.15	(5 .86)	2.31	1 .93	1.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .15)	(0 .37)	(0 .28)	(0 .23)	(0 .17)
Distributions from Realized Gains	–	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)
Total Dividends and Distributions	(0 .16)	(0 .51)	(0 .73)	(0 .39)	(0 .34)	(0 .24)
Net Asset Value, End of Period	$ 10.47	$ 9.30	$ 8.66	$ 15.25	$ 13.33	$ 11.74
Total Return	14 .45%(d)	14 .55%	(40 .18)%	17.71%	16 .76%	12 .57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,774	$ 33,076	$ 18,841	$ 18,918	$ 7,836	$ 1,675
Ratio of Expenses to Average Net Assets(e)	0 .42%(f)	0 .47%	0 .51%	0.50%	0 .50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	3 .10%(f)	1 .56%	2 .40%	1.52%	1 .06%	0 .15%
Portfolio Turnover Rate	43 .6%(f)	15 .2%	6 .8%	21.2%	15 .9%	7 .5%

See accompanying notes.

546

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2050 FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 9.32	$ 8.67	$ 15.28	$ 13.35	$ 11.76	$ 10.66
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .15	0 .13	0 .34	0 .20	0 .18	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	1 .04	(6 .20)	2 .13	1 .77	1 .21
Total From Investment Operations	1 .34	1.17	(5 .86)	2.33	1 .95	1.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .16)	(0 .39)	(0 .29)	(0 .25)	(0 .17)
Distributions from Realized Gains	–	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)
Total Dividends and Distributions	(0 .17)	(0 .52)	(0 .75)	(0 .40)	(0 .36)	(0 .24)
Net Asset Value, End of Period	$ 10.49	$ 9.32	$ 8.67	$ 15.28	$ 13.35	$ 11.76
Total Return	14 .51%(d)	14 .78%	(40 .16)%	17.89%	16 .87%	12 .67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 76,242	$ 58,596	$ 31,835	$ 36,041	$ 12,922	$ 3,731
Ratio of Expenses to Average Net Assets(e)	0 .30%(f)	0 .35%	0 .39%	0.38%	0 .38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	3 .03%(f)	1 .59%	2 .78%	1.42%	1 .44%	1 .14%
Portfolio Turnover Rate	43 .6%(f)	15 .2%	6 .8%	21.2%	15 .9%	7 .5%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

547

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.93	$ 6.99	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0 .06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	1 .00	(3 .03)
Total From Investment Operations	1 .13	1.06	(3 .01)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .12)	–
Total Dividends and Distributions	(0 .15)	(0 .12)	–
Net Asset Value, End of Period	$ 8.91	$ 7.93	$ 6.99
Total Return	14 .33%(d)	15 .43%	(30 .10)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,244	$ 8,036	$ 937
Ratio of Expenses to Average Net Assets(e),(f)	0 .08%(g)	0 .08%	0 .17%(g)
Ratio of Net Investment Income to Average Net Assets	2 .89%(g)	0 .78%	0 .28%(g)
Portfolio Turnover Rate	52 .9%(g)	34 .0%	194 .7%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2055 FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 7.80	$ 6.95	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .10	0 .02	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .98	0 .95	(3 .02)
Total From Investment Operations	1 .08	0.97	(3 .05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .12)	–
Total Dividends and Distributions	(0 .11)	(0 .12)	–
Net Asset Value, End of Period	$ 8.77	$ 7.80	$ 6.95
Total Return	13 .97%(d)	14 .21%	(30 .50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 550	$ 382	$ 70
Ratio of Expenses to Average Net Assets(e),(f)	0 .96%(g)	0 .80%	1 .05%(g)
Ratio of Net Investment Income to Average Net Assets	2 .36%(g)	0 .29%	(0 .54)%(g)
Portfolio Turnover Rate	52 .9%(g)	34 .0%	194 .7%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2055 FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 7.82	$ 6.95	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .08	0 .03	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	0 .96	(3 .02)
Total From Investment Operations	1 .09	0.99	(3 .05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .12)	–
Total Dividends and Distributions	(0 .12)	(0 .12)	–
Net Asset Value, End of Period	$ 8.79	$ 7.82	$ 6.95
Total Return	14 .01%(d)	14 .50%	(30 .50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 165	$ 71	$ 14
Ratio of Expenses to Average Net Assets(e),(f)	0 .83%(g)	0 .70%	0 .92%(g)
Ratio of Net Investment Income to Average Net Assets	1 .98%(g)	0 .42%	(0 .49)%(g)
Portfolio Turnover Rate	52 .9%(g)	34 .0%	194 .7%(g)

See accompanying notes.

548

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2055 FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 7.85	$ 6.96	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .11	0 .02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	0 .99	(3 .02)
Total From Investment Operations	1 .10	1.01	(3 .04)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .12)	–
Total Dividends and Distributions	(0 .13)	(0 .12)	–
Net Asset Value, End of Period	$ 8.82	$ 7.85	$ 6.96
Total Return	14 .05%(d)	14 .77%	(30 .40)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,213	$ 906	$ 119
Ratio of Expenses to Average Net Assets(e),(f)	0 .65%(g)	0 .52%	0 .74%(g)
Ratio of Net Investment Income to Average Net Assets	2 .70%(g)	0 .33%	(0 .30)%(g)
Portfolio Turnover Rate	52 .9%(g)	34 .0%	194 .7%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2055 FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 7.88	$ 6.97	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .10	0 .02	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	1 .01	(3 .02)
Total From Investment Operations	1 .11	1.03	(3 .03)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .12)	–
Total Dividends and Distributions	(0 .14)	(0 .12)	–
Net Asset Value, End of Period	$ 8.85	$ 7.88	$ 6.97
Total Return	14 .15%(d)	15 .04%	(30 .30)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,381	$ 764	$ 28
Ratio of Expenses to Average Net Assets(e),(f)	0 .46%(g)	0 .23%	0 .55%(g)
Ratio of Net Investment Income to Average Net Assets	2 .50%(g)	0 .33%	(0 .09)%(g)
Portfolio Turnover Rate	52 .9%(g)	34 .0%	194 .7%(g)

	2010(a)	2009	2008(b)
PRINCIPAL LIFETIME 2055 FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 7.89	$ 6.98	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0 .09	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	0 .94	(3 .02)
Total From Investment Operations	1 .11	1.03	(3 .02)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .12)	–
Total Dividends and Distributions	(0 .14)	(0 .12)	–
Net Asset Value, End of Period	$ 8.86	$ 7.89	$ 6.98
Total Return	14 .21%(d)	15 .02%	(30 .20)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,329	$ 917	$ 304
Ratio of Expenses to Average Net Assets(e),(f)	0 .34%(g)	0 .20%	0 .43%(g)
Ratio of Net Investment Income to Average Net Assets	2 .87%(g)	1 .27%	0 .01%(g)
Portfolio Turnover Rate	52 .9%(g)	34 .0%	194 .7%(g)

(a)	Six months ended April 30, 2010.
(b)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Reflects Manager's contractual expense limit.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Computed on an annualized basis.

See accompanying notes.

549

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
Net Asset Value, Beginning of Period	$ 9.84	$ 9.33	$ 12.81	$ 12.62	$ 11.93	$ 11.70
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .22	0 .26	0 .54	0 .48	0 .40	0 .34
Net Realized and Unrealized Gain (Loss) on Investments	0 .56	0 .82	(3 .36)	0 .15	0 .67	0 .26
Total From Investment Operations	0 .78	1.08	(2 .82)	0.63	1 .07	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .33)	(0 .44)	(0 .49)	(0 .38)	(0 .26)	(0 .24)
Distributions from Realized Gains	–	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)
Total Dividends and Distributions	(0 .33)	(0 .57)	(0 .66)	(0 .44)	(0 .38)	(0 .37)
Net Asset Value, End of Period	$ 10.29	$ 9.84	$ 9.33	$ 12.81	$ 12.62	$ 11.93
Total Return(c)	8 .06%(d)	12 .58%	(23 .13)%	5.08%	9 .20%	5 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 58,831	$ 55,434	$ 60,289	$ 95,309	$ 81,151	$ 57,536
Ratio of Expenses to Average Net Assets(e)	0 .54%(f)	0 .62%	0 .60%	0.67%	0 .71%	0 .77%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0 .59%(f)	0.67%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	4 .53%(f)	2 .91%	4 .76%	3.82%	3 .27%	2 .80%
Portfolio Turnover Rate	67 .4%(f)	35 .9%	30 .7%	25.3%	48 .9%	43 .8%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.91	$ 9.40	$ 12.92	$ 12.73	$ 12.03	$ 11.73
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .25	0 .30	0 .59	0 .55	0 .47	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .55	0 .84	(3 .38)	0 .16	0 .69	0 .26
Total From Investment Operations	0 .80	1.14	(2 .79)	0.71	1 .16	0.67
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .50)	(0 .56)	(0 .46)	(0 .34)	(0 .24)
Distributions from Realized Gains	–	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)
Total Dividends and Distributions	(0 .38)	(0 .63)	(0 .73)	(0 .52)	(0 .46)	(0 .37)
Net Asset Value, End of Period	$ 10.33	$ 9.91	$ 9.40	$ 12.92	$ 12.73	$ 12.03
Total Return	8 .22%(d)	13 .23%	(22 .81)%	5.68%	9 .90%	5 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 404,441	$ 365,053	$ 287,888	$ 341,609	$ 250,395	$ 182,132
Ratio of Expenses to Average Net Assets(e)	0 .04%(f)	0 .10%	0 .13%	0.12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	4 .94%(f)	3 .32%	5 .13%	4.33%	3 .85%	3 .44%
Portfolio Turnover Rate	67 .4%(f)	35 .9%	30 .7%	25.3%	48 .9%	43 .8%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 9.86	$ 9.32	$ 12.81	$ 12.63	$ 11.94	$ 11.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .20	0 .22	0 .46	0 .45	0 .37	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	0 .55	0 .84	(3 .33)	0 .13	0 .67	0 .29
Total From Investment Operations	0 .75	1.06	(2 .87)	0.58	1 .04	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .39)	(0 .45)	(0 .34)	(0 .23)	(0 .23)
Distributions from Realized Gains	–	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)
Total Dividends and Distributions	(0 .31)	(0 .52)	(0 .62)	(0 .40)	(0 .35)	(0 .36)
Net Asset Value, End of Period	$ 10.30	$ 9.86	$ 9.32	$ 12.81	$ 12.63	$ 11.94
Total Return	7 .80%(d)	12 .25%	(23 .47)%	4.68%	8 .91%	4 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,972	$ 8,850	$ 6,026	$ 4,777	$ 2,543	$ 276
Ratio of Expenses to Average Net Assets(e)	0 .92%(f)	0 .98%	1 .01%	1.00%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	3 .93%(f)	2 .43%	4 .00%	3.61%	3 .01%	2 .22%
Portfolio Turnover Rate	67 .4%(f)	35 .9%	30 .7%	25.3%	48 .9%	43 .8%

See accompanying notes.

550

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 9.83	$ 9.30	$ 12.79	$ 12.60	$ 11.90	$ 11.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .22	0 .23	0 .51	0 .45	0 .35	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	0 .53	0 .84	(3 .36)	0 .16	0 .72	0 .30
Total From Investment Operations	0 .75	1.07	(2 .85)	0.61	1 .07	0.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .41)	(0 .47)	(0 .36)	(0 .25)	(0 .24)
Distributions from Realized Gains	–	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)
Total Dividends and Distributions	(0 .30)	(0 .54)	(0 .64)	(0 .42)	(0 .37)	(0 .37)
Net Asset Value, End of Period	$ 10.28	$ 9.83	$ 9.30	$ 12.79	$ 12.60	$ 11.90
Total Return	7 .81%(d)	12 .47%	(23 .41)%	4.91%	9 .17%	4 .96%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,197	$ 19,416	$ 17,792	$ 25,462	$ 20,550	$ 7,959
Ratio of Expenses to Average Net Assets(e)	0 .79%(f)	0 .85%	0 .88%	0.87%	0 .87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	4 .46%(f)	2 .62%	4 .51%	3.62%	2 .88%	2 .30%
Portfolio Turnover Rate	67 .4%(f)	35 .9%	30 .7%	25.3%	48 .9%	43 .8%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 9.81	$ 9.30	$ 12.79	$ 12.60	$ 11.92	$ 11.68
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .23	0 .25	0 .52	0 .47	0 .40	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	0 .53	0 .83	(3 .35)	0 .16	0 .67	0 .31
Total From Investment Operations	0 .76	1.08	(2 .83)	0.63	1 .07	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .44)	(0 .49)	(0 .38)	(0 .27)	(0 .24)
Distributions from Realized Gains	–	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)
Total Dividends and Distributions	(0 .32)	(0 .57)	(0 .66)	(0 .44)	(0 .39)	(0 .37)
Net Asset Value, End of Period	$ 10.25	$ 9.81	$ 9.30	$ 12.79	$ 12.60	$ 11.92
Total Return	7 .95%(d)	12 .59%	(23 .27)%	5.11%	9 .19%	5 .24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,490	$ 26,642	$ 24,573	$ 29,428	$ 19,341	$ 11,688
Ratio of Expenses to Average Net Assets(e)	0 .61%(f)	0 .67%	0 .70%	0.69%	0 .69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	4 .60%(f)	2 .79%	4 .58%	3.75%	3 .34%	2 .43%
Portfolio Turnover Rate	67 .4%(f)	35 .9%	30 .7%	25.3%	48 .9%	43 .8%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 9.83	$ 9.33	$ 12.83	$ 12.64	$ 11.95	$ 11.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .22	0 .26	0 .50	0 .49	0 .42	0 .34
Net Realized and Unrealized Gain (Loss) on Investments	0 .56	0 .84	(3 .32)	0 .17	0 .68	0 .29
Total From Investment Operations	0 .78	1.10	(2 .82)	0.66	1 .10	0.63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .47)	(0 .51)	(0 .41)	(0 .29)	(0 .24)
Distributions from Realized Gains	–	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)
Total Dividends and Distributions	(0 .34)	(0 .60)	(0 .68)	(0 .47)	(0 .41)	(0 .37)
Net Asset Value, End of Period	$ 10.27	$ 9.83	$ 9.33	$ 12.83	$ 12.64	$ 11.95
Total Return	8 .15%(d)	12 .80%	(23 .12)%	5.30%	9 .46%	5 .43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,258	$ 23,304	$ 16,933	$ 11,742	$ 4,466	$ 1,861
Ratio of Expenses to Average Net Assets(e)	0 .42%(f)	0 .48%	0 .51%	0.50%	0 .50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	4 .51%(f)	2 .95%	4 .48%	3.91%	3 .44%	2 .84%
Portfolio Turnover Rate	67 .4%(f)	35 .9%	30 .7%	25.3%	48 .9%	43 .8%

See accompanying notes.

551

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 9.89	$ 9.38	$ 12.89	$ 12.69	$ 12.00	$ 11.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .24	0 .28	0 .55	0 .52	0 .43	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	0 .55	0 .83	(3 .36)	0 .16	0 .69	0 .29
Total From Investment Operations	0 .79	1.11	(2 .81)	0.68	1 .12	0.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .35)	(0 .47)	(0 .53)	(0 .42)	(0 .31)	(0 .24)
Distributions from Realized Gains	–	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)
Total Dividends and Distributions	(0 .35)	(0 .60)	(0 .70)	(0 .48)	(0 .43)	(0 .37)
Net Asset Value, End of Period	$ 10.33	$ 9.89	$ 9.38	$ 12.89	$ 12.69	$ 12.00
Total Return	8 .20%(d)	12 .89%	(23 .00)%	5.49%	9 .56%	5 .60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,928	$ 38,223	$ 33,264	$ 35,806	$ 19,216	$ 8,703
Ratio of Expenses to Average Net Assets(e)	0 .30%(f)	0 .36%	0 .39%	0.38%	0 .38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	4 .87%(f)	3 .09%	4 .84%	4.09%	3 .51%	3 .01%
Portfolio Turnover Rate	67 .4%(f)	35 .9%	30 .7%	25.3%	48 .9%	43 .8%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

552

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
REAL ESTATE SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period	$ 11.38	$ 11.60	$ 24.61	$ 27.21	$ 20.19	$ 18.28
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .25	0 .24	0 .15	0 .12	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	3 .55	(0 .21)	(7 .25)	(0 .60)	7 .68	3 .14
Total From Investment Operations	3 .69	0.04	(7 .01)	(0 .45)	7 .80	3.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .26)	(0 .27)	(0 .08)	(0 .16)	(0 .46)
Distributions from Realized Gains	–	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)
Total Dividends and Distributions	(0 .14)	(0 .26)	(6 .00)	(2 .15)	(0 .78)	(1 .51)
Net Asset Value, End of Period	$ 14.93	$ 11.38	$ 11.60	$ 24.61	$ 27.21	$ 20.19
Total Return(c)	32 .56%(d)	0 .97%	(36 .13)%	(2 .12)%	39 .86%	19 .47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 123,887	$ 96,382	$ 107,631	$ 195,723	$ 231,200	$ 147,059
Ratio of Expenses to Average Net Assets	1 .46%(e)	1 .55%	1 .43%	1.47%	1 .53%	1 .63%
Ratio of Gross Expenses to Average Net Assets(f)	1 .51%(e)	1.60%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	2 .17%(e)	2 .65%	1 .48%	0.59%	0 .50%	1 .42%
Portfolio Turnover Rate	55 .2%(e)	57 .3%	47 .2%	77.8%(g)	37 .8%	26 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 11.62	$ 11.83	$ 24.96	$ 27.56	$ 20.41	$ 18.44
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .18	0 .31	0 .33	0 .26	0 .28	0 .42
Net Realized and Unrealized Gain (Loss) on Investments	3 .62	(0 .20)	(7 .37)	(0.55)	7 .78	3 .18
Total From Investment Operations	3 .80	0.11	(7 .04)	(0 .29)	8 .06	3.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .32)	(0 .36)	(0 .24)	(0 .29)	(0 .58)
Distributions from Realized Gains	–	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)
Total Dividends and Distributions	(0 .18)	(0 .32)	(6 .09)	(2 .31)	(0 .91)	(1 .63)
Net Asset Value, End of Period	$ 15.24	$ 11.62	$ 11.83	$ 24.96	$ 27.56	$ 20.41
Total Return	32 .88%(d)	1 .74%	(35 .71)%	(1 .48)%	40 .85%	20 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,414,220	$ 1,137,929	$ 894,685	$ 1,110,332	$ 770,259	$ 405,696
Ratio of Expenses to Average Net Assets	0 .84%(e)	0 .85%	0 .84%	0.83%	0 .84%	0 .85%
Ratio of Net Investment Income to Average Net Assets	2 .80%(e)	3 .22%	2 .05%	1.04%	1 .20%	2 .19%
Portfolio Turnover Rate	55 .2%(e)	57 .3%	47 .2%	77.8%(g)	37 .8%	26 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
REAL ESTATE SECURITIES FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 11.52	$ 11.74	$ 24.82	$ 27.47	$ 20.39	$ 18.64
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0 .22	0 .19	0 .05	0 .06	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	3 .59	(0 .20)	(7 .31)	(0 .57)	7 .78	2 .91
Total From Investment Operations	3 .72	0.02	(7 .12)	(0 .52)	7 .84	3.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .24)	(0 .23)	(0 .06)	(0 .14)	(0 .44)
Distributions from Realized Gains	–	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)
Total Dividends and Distributions	(0 .13)	(0 .24)	(5 .96)	(2 .13)	(0 .76)	(1 .49)
Net Asset Value, End of Period	$ 15.11	$ 11.52	$ 11.74	$ 24.82	$ 27.47	$ 20.39
Total Return	32 .38%(d)	0 .82%	(36 .25)%	(2 .38)%	39 .62%	18 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,465	$ 4,205	$ 2,945	$ 3,842	$ 2,908	$ 406
Ratio of Expenses to Average Net Assets	1 .71%(e)	1 .72%	1 .72%	1.71%	1 .72%	1 .73%
Ratio of Net Investment Income to Average Net Assets	1 .91%(e)	2 .30%	1 .17%	0.22%	0 .25%	1 .66%
Portfolio Turnover Rate	55 .2%(e)	57 .3%	47 .2%	77.8%(g)	37 .8%	26 .7%(h)

See accompanying notes.

553

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
REAL ESTATE SECURITIES FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 11.24	$ 11.46	$ 24.39	$ 27.00	$ 20.05	$ 18.15
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0 .24	0 .21	0 .14	0 .09	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	3 .50	(0 .20)	(7 .16)	(0 .61)	7 .64	3 .13
Total From Investment Operations	3 .63	0.04	(6 .95)	(0 .47)	7 .73	3.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .26)	(0 .25)	(0 .07)	(0 .16)	(0 .46)
Distributions from Realized Gains	–	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)
Total Dividends and Distributions	(0 .13)	(0 .26)	(5 .98)	(2 .14)	(0 .78)	(1 .51)
Net Asset Value, End of Period	$ 14.74	$ 11.24	$ 11.46	$ 24.39	$ 27.00	$ 20.05
Total Return	32 .47%(d)	0 .95%	(36 .18)%	(2 .23)%	39 .79%	19 .60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,613	$ 11,684	$ 11,889	$ 22,550	$ 35,260	$ 18,934
Ratio of Expenses to Average Net Assets	1 .58%(e)	1 .59%	1 .59%	1.58%	1 .59%	1 .60%
Ratio of Net Investment Income to Average Net Assets	2 .05%(e)	2 .56%	1 .31%	0.58%	0 .40%	1 .46%
Portfolio Turnover Rate	55 .2%(e)	57 .3%	47 .2%	77.8%(g)	37 .8%	26 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
REAL ESTATE SECURITIES FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 11.42	$ 11.64	$ 24.67	$ 27.27	$ 20.23	$ 18.30
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .26	0 .24	0 .18	0 .14	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	3 .57	(0 .21)	(7 .26)	(0 .62)	7 .72	3 .16
Total From Investment Operations	3 .71	0.05	(7 .02)	(0 .44)	7 .86	3.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .27)	(0 .28)	(0 .09)	(0 .20)	(0 .49)
Distributions from Realized Gains	–	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)
Total Dividends and Distributions	(0 .15)	(0 .27)	(6 .01)	(2 .16)	(0 .82)	(1 .54)
Net Asset Value, End of Period	$ 14.98	$ 11.42	$ 11.64	$ 24.67	$ 27.27	$ 20.23
Total Return	32 .59%(d)	1 .12%	(36 .08)%	(2 .06)%	40 .07%	19 .77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 44,671	$ 32,669	$ 28,885	$ 42,136	$ 58,101	$ 32,336
Ratio of Expenses to Average Net Assets	1 .40%(e)	1 .41%	1 .41%	1.40%	1 .41%	1 .42%
Ratio of Net Investment Income to Average Net Assets	2 .23%(e)	2 .70%	1 .48%	0.73%	0 .59%	1 .64%
Portfolio Turnover Rate	55 .2%(e)	57 .3%	47 .2%	77.8%(g)	37 .8%	26 .7%(h)

	2010(a)	2009	2008	2007	2006	2005
REAL ESTATE SECURITIES FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 11.34	$ 11.56	$ 24.54	$ 27.14	$ 20.13	$ 18.21
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .16	0 .27	0 .27	0 .21	0 .19	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	3 .53	(0 .20)	(7 .21)	(0 .60)	7 .67	3 .14
Total From Investment Operations	3 .69	0.07	(6 .94)	(0 .39)	7 .86	3.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .29)	(0 .31)	(0 .14)	(0 .23)	(0 .52)
Distributions from Realized Gains	–	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)
Total Dividends and Distributions	(0 .16)	(0 .29)	(6 .04)	(2 .21)	(0 .85)	(1 .57)
Net Asset Value, End of Period	$ 14.87	$ 11.34	$ 11.56	$ 24.54	$ 27.14	$ 20.13
Total Return	32 .67%(d)	1 .32%	(35 .94)%	(1 .88)%	40 .32%	20 .01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,687	$ 14,963	$ 12,277	$ 16,259	$ 17,216	$ 7,336
Ratio of Expenses to Average Net Assets	1 .21%(e)	1 .22%	1 .22%	1.21%	1 .22%	1 .23%
Ratio of Net Investment Income to Average Net Assets	2 .41%(e)	2 .85%	1 .67%	0.86%	0 .83%	1 .84%
Portfolio Turnover Rate	55 .2%(e)	57 .3%	47 .2%	77.8%(g)	37 .8%	26 .7%(h)

See accompanying notes.

554

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
REAL ESTATE SECURITIES FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 11.36	$ 11.57	$ 24.56	$ 27.16	$ 20.13	$ 18.21
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0 .28	0 .29	0 .26	0 .21	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	3 .53	(0 .19)	(7 .23)	(0 .62)	7 .69	3 .14
Total From Investment Operations	3 .70	0.09	(6 .94)	(0 .36)	7 .90	3.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .30)	(0 .32)	(0 .17)	(0 .25)	(0 .54)
Distributions from Realized Gains	–	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)
Total Dividends and Distributions	(0 .16)	(0 .30)	(6 .05)	(2 .24)	(0 .87)	(1 .59)
Net Asset Value, End of Period	$ 14.90	$ 11.36	$ 11.57	$ 24.56	$ 27.16	$ 20.13
Total Return	32 .77%(d)	1 .52%	(35 .89)%	(1 .76)%	40 .54%	20 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 60,942	$ 52,653	$ 40,951	$ 74,228	$ 102,031	$ 54,932
Ratio of Expenses to Average Net Assets	1 .09%(e)	1 .10%	1 .10%	1.09%	1 .10%	1 .11%
Ratio of Net Investment Income to Average Net Assets	2 .57%(e)	2 .90%	1 .81%	1.05%	0 .92%	1 .95%
Portfolio Turnover Rate	55 .2%(e)	57 .3%	47 .2%	77.8%(g)	37 .8%	26 .7%(h)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(h)	Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

See accompanying notes.

555

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007(b)
SAM BALANCED PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period	$ 10.76	$ 10.64	$ 15.90	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .14	0 .24	0 .26	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	1 .07	(4 .28)	1 .19
Total From Investment Operations	1 .25	1.31	(4 .02)	1.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .28)	(0 .47)	(0 .14)
Distributions from Realized Gains	–	(0 .91)	(0 .77)	–
Total Dividends and Distributions	(0 .16)	(1 .19)	(1 .24)	(0 .14)
Redemption fees	–	–	–	0.01
Net Asset Value, End of Period	$ 11.85	$ 10.76	$ 10.64	$ 15.90
Total Return(d)	11 .71%(e)	14 .31%	(27 .20)%	9.27%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 317,327	$ 217,421	$ 58,350	$ 2,597
Ratio of Expenses to Average Net Assets(f)	0 .90%(g)	0 .95%	0 .95%	0.95%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	0 .95%(g)	1 .13%	–	–
Ratio of Net Investment Income to Average Net Assets	2 .53%(g)	2 .46%	2 .00%	1.21%(g)
Portfolio Turnover Rate	21 .7%(g)	5 .1%	34 .8%	14 .6%(g)

	2010(a)	2009	2008	2007(b)
SAM BALANCED PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$ 10.88	$ 10.74	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .17	0 .30	0 .42	0.22
Net Realized and Unrealized Gain (Loss) on Investments	1 .13	1 .07	(4 .39)	1.33
Total From Investment Operations	1 .30	1.37	(3 .97)	1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .32)	(0 .55)	(0 .21)
Distributions from Realized Gains	–	(0 .91)	(0 .77)	–
Total Dividends and Distributions	(0 .19)	(1 .23)	(1 .32)	(0 .21)
Net Asset Value, End of Period	$ 11.99	$ 10.88	$ 10.74	$ 16.03
Total Return	12 .03%(e)	14 .89%	(26 .71)%	10.67%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 106,738	$ 65,662	$ 21,448	$ 1,385
Ratio of Expenses to Average Net Assets(f)	0 .37%(g)	0 .39%	0 .33%	0.31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	0 .37%(g)	0 .42%	–	–
Ratio of Net Investment Income to Average Net Assets	3 .02%(g)	2 .99%	3 .14%	1.82%(g)
Portfolio Turnover Rate	21 .7%(g)	5 .1%	34 .8%	14 .6%(g)

	2010(a)	2009	2008	2007(b)
SAM BALANCED PORTFOLIO
R-1 shares
Net Asset Value, Beginning of Period	$ 10.86	$ 10.73	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0 .21	0 .20	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .13	1 .08	(4 .30)	1 .35
Total From Investment Operations	1 .25	1.29	(4 .10)	1.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .25)	(0 .43)	(0 .12)
Distributions from Realized Gains	–	(0 .91)	(0 .77)	–
Total Dividends and Distributions	(0 .14)	(1 .16)	(1 .20)	(0 .12)
Net Asset Value, End of Period	$ 11.97	$ 10.86	$ 10.73	$ 16.03
Total Return	11 .58%(e)	13 .94%	(27 .41)%	9.95%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,199	$ 3,442	$ 1,064	$ 17
Ratio of Expenses to Average Net Assets(f)	1 .23%(g)	1 .24%	1 .21%	1.19%(g)
Ratio of Net Investment Income to Average Net Assets	2 .19%(g)	2 .14%	1 .57%	0.92%(g)
Portfolio Turnover Rate	21 .7%(g)	5 .1%	34 .8%	14.6%(g)

See accompanying notes.

556

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007(b)
SAM BALANCED PORTFOLIO
R-2 shares
Net Asset Value, Beginning of Period	$ 10.86	$ 10.73	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .13	0 .21	0 .28	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .12	1 .09	(4 .36)	1 .35
Total From Investment Operations	1 .25	1.30	(4 .08)	1.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .26)	(0 .45)	(0 .13)
Distributions from Realized Gains	–	(0 .91)	(0 .77)	–
Total Dividends and Distributions	(0 .16)	(1 .17)	(1 .22)	(0 .13)
Net Asset Value, End of Period	$ 11.95	$ 10.86	$ 10.73	$ 16.03
Total Return	11 .59%(e)	14 .07%	(27 .32)%	10.06%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,610	$ 907	$ 146	$ 17
Ratio of Expenses to Average Net Assets(f)	1 .10%(g)	1 .11%	1 .08%	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	2 .31%(g)	2 .07%	2 .19%	1.02%(g)
Portfolio Turnover Rate	21 .7%(g)	5 .1%	34 .8%	14.6%(g)

	2010(a)	2009	2008	2007(b)
SAM BALANCED PORTFOLIO
R-3 shares
Net Asset Value, Beginning of Period	$ 10.87	$ 10.73	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .15	0 .26	0 .30	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	1 .07	(4 .36)	1 .30
Total From Investment Operations	1 .26	1.33	(4 .06)	1.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .28)	(0 .47)	(0 .15)
Distributions from Realized Gains	–	(0 .91)	(0 .77)	–
Total Dividends and Distributions	(0 .16)	(1 .19)	(1 .24)	(0 .15)
Net Asset Value, End of Period	$ 11.97	$ 10.87	$ 10.73	$ 16.03
Total Return	11 .67%(e)	14 .36%	(27 .19)%	10.21%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,029	$ 10,185	$ 3,627	$ 1,181
Ratio of Expenses to Average Net Assets(f)	0 .92%(g)	0 .93%	0 .90%	0.88%(g)
Ratio of Net Investment Income to Average Net Assets	2 .54%(g)	2 .59%	2 .28%	1.50%(g)
Portfolio Turnover Rate	21 .7%(g)	5 .1%	34 .8%	14.6%(g)

	2010(a)	2009	2008	2007(b)
SAM BALANCED PORTFOLIO
R-4 shares
Net Asset Value, Beginning of Period	$ 10.88	$ 10.74	$ 16.04	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .15	0 .25	0 .42	0 .20
Net Realized and Unrealized Gain (Loss) on Investments	1 .13	1 .09	(4 .45)	1 .32
Total From Investment Operations	1 .28	1.34	(4 .03)	1.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .29)	(0 .50)	(0 .17)
Distributions from Realized Gains	–	(0 .91)	(0 .77)	–
Total Dividends and Distributions	(0 .17)	(1 .20)	(1 .27)	(0 .17)
Net Asset Value, End of Period	$ 11.99	$ 10.88	$ 10.74	$ 16.04
Total Return	11 .81%(e)	14 .53%	(27 .04)%	10.43%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,621	$ 5,895	$ 1,874	$ 1,497
Ratio of Expenses to Average Net Assets(f)	0 .73%(g)	0 .74%	0 .71%	0.69%(g)
Ratio of Net Investment Income to Average Net Assets	2 .54%(g)	2 .45%	3 .16%	1.61%(g)
Portfolio Turnover Rate	21 .7%(g)	5 .1%	34 .8%	14.6%(g)
See accompanying notes.

557

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007(b)
SAM BALANCED PORTFOLIO
R-5 shares
Net Asset Value, Beginning of Period	$ 10.88	$ 10.74	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .17	0 .26	0 .30	0 .18
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	1 .09	(4 .31)	1 .35
Total From Investment Operations	1 .28	1.35	(4 .01)	1.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .30)	(0 .51)	(0 .19)
Distributions from Realized Gains	–	(0 .91)	(0 .77)	–
Total Dividends and Distributions	(0 .18)	(1 .21)	(1 .28)	(0 .19)
Net Asset Value, End of Period	$ 11.98	$ 10.88	$ 10.74	$ 16.03
Total Return	11 .83%(e)	14 .64%	(26 .90)%	10.47%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,908	$ 13,328	$ 3,691	$ 11
Ratio of Expenses to Average Net Assets(f)	0 .61%(g)	0 .62%	0 .59%	0.57%(g)
Ratio of Net Investment Income to Average Net Assets	2 .92%(g)	2 .61%	2 .50%	1.54%(g)
Portfolio Turnover Rate	21 .7%(g)	5 .1%	34 .8%	14.6%(g)

(a) Six months ended April 30, 2010.
(b) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Computed on an annualized basis.
(h) Excludes expense reimbursement from Manager and/or Underwriter.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

558

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period	$ 9.39	$ 8.77	$ 11.86	$ 11 .17
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .16	0 .28	0 .29	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0 .70	1 .01	(2 .56)	0.67
Total From Investment Operations	0 .86	1.29	(2 .27)	0.88
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .30)	(0 .41)	(0 .19)
Distributions from Realized Gains	–	(0 .37)	(0 .41)	–
Total Dividends and Distributions	(0 .16)	(0 .67)	(0 .82)	(0 .19)
Net Asset Value, End of Period	$ 10.09	$ 9.39	$ 8.77	$ 11 .86
Total Return(d)	9 .26%(e)	15 .91%	(20 .34)%	7.92%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 137,138	$ 94,045	$ 26,828	$ 904
Ratio of Expenses to Average Net Assets(f)	0 .89%(g)	0 .95%	0 .95%	0.95%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	0 .94%(g)	1 .13%	–	–
Ratio of Net Investment Income to Average Net Assets	3 .24%(g)	3 .25%	2 .85%	2.33%(g)
Portfolio Turnover Rate	14 .9%(g)	9 .2%	27 .7%	12.7%(g)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$ 9.41	$ 8.78	$ 11.87	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .18	0 .34	0 .35	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	1 .00	(2 .55)	0 .68
Total From Investment Operations	0 .90	1.34	(2 .20)	0.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .34)	(0 .48)	(0 .24)
Distributions from Realized Gains	–	(0 .37)	(0 .41)	–
Total Dividends and Distributions	(0 .19)	(0 .71)	(0 .89)	(0 .24)
Net Asset Value, End of Period	$ 10.12	$ 9.41	$ 8.78	$ 11.87
Total Return	9 .60%(e)	16 .57%	(19 .83)%	8.52%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 53,129	$ 36,114	$ 16,825	$ 730
Ratio of Expenses to Average Net Assets(f)	0 .40%(g)	0 .39%	0 .33%	0.31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	0 .40%(g)	0 .44%	–	–
Ratio of Net Investment Income to Average Net Assets	3 .72%(g)	3 .89%	3 .41%	2.90%(g)
Portfolio Turnover Rate	14 .9%(g)	9 .2%	27 .7%	12.7%(g)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
Net Asset Value, Beginning of Period	$ 9.39	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .14	0 .26	0 .28	0 .18
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	0 .99	(2 .56)	0 .67
Total From Investment Operations	0 .86	1.25	(2 .28)	0.85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .27)	(0 .39)	(0 .16)
Distributions from Realized Gains	–	(0 .37)	(0 .41)	–
Total Dividends and Distributions	(0 .15)	(0 .64)	(0 .80)	(0 .16)
Net Asset Value, End of Period	$ 10.10	$ 9.39	$ 8.78	$ 11.86
Total Return	9 .22%(e)	15 .47%	(20 .46)%	7.71%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,636	$ 983	$ 285	$ 11
Ratio of Expenses to Average Net Assets(f)	1 .23%(g)	1 .24%	1 .21%	1.19%(g)
Ratio of Net Investment Income to Average Net Assets	2 .86%(g)	2 .98%	2 .70%	1.99%(g)
Portfolio Turnover Rate	14 .9%(g)	9 .2%	27 .7%	12.7%(g)

See accompanying notes.

559

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
R-2 shares
Net Asset Value, Beginning of Period	$ 9.42	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .14	0 .26	0 .28	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	1 .02	(2 .55)	0 .68
Total From Investment Operations	0 .86	1.28	(2 .27)	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .27)	(0 .40)	(0 .18)
Distributions from Realized Gains	–	(0 .37)	(0 .41)	–
Total Dividends and Distributions	(0 .16)	(0 .64)	(0 .81)	(0 .18)
Net Asset Value, End of Period	$ 10.12	$ 9.42	$ 8.78	$ 11.86
Total Return	9 .15%(e)	15 .74%	(20 .36)%	7.82%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,775	$ 1,167	$ 545	$ 24
Ratio of Expenses to Average Net Assets(f)	1 .10%(g)	1 .11%	1 .08%	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	2 .77%(g)	2 .99%	2 .67%	2.10%(g)
Portfolio Turnover Rate	14 .9%(g)	9 .2%	27 .7%	12.7%(g)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
R-3 shares
Net Asset Value, Beginning of Period	$ 9.40	$ 8.78	$ 11.87	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .16	0 .28	0 .36	0 .23
Net Realized and Unrealized Gain (Loss) on Investments	0 .71	1 .01	(2 .62)	0 .66
Total From Investment Operations	0 .87	1.29	(2 .26)	0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .30)	(0 .42)	(0 .19)
Distributions from Realized Gains	–	(0 .37)	(0 .41)	–
Total Dividends and Distributions	(0 .16)	(0 .67)	(0 .83)	(0 .19)
Net Asset Value, End of Period	$ 10.11	$ 9.40	$ 8.78	$ 11.87
Total Return	9 .35%(e)	15 .90%	(20 .28)%	8.06%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,646	$ 5,014	$ 1,059	$ 692
Ratio of Expenses to Average Net Assets(f)	0 .92%(g)	0 .93%	0 .90%	0.88%(g)
Ratio of Net Investment Income to Average Net Assets	3 .25%(g)	3 .18%	3 .43%	2.51%(g)
Portfolio Turnover Rate	14 .9%(g)	9 .2%	27 .7%	12.7%(g)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
R-4 shares
Net Asset Value, Beginning of Period	$ 9.40	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .17	0 .30	0 .41	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	0 .71	1 .00	(2 .64)	0 .66
Total From Investment Operations	0 .88	1.30	(2 .23)	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .31)	(0 .44)	(0 .21)
Distributions from Realized Gains	–	(0 .37)	(0 .41)	–
Total Dividends and Distributions	(0 .17)	(0 .68)	(0 .85)	(0 .21)
Net Asset Value, End of Period	$ 10.11	$ 9.40	$ 8.78	$ 11.86
Total Return	9 .43%(e)	16 .04%	(20 .06)%	8.12%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,805	$ 3,438	$ 1,413	$ 349
Ratio of Expenses to Average Net Assets(f)	0 .73%(g)	0 .74%	0 .71%	0.69%(g)
Ratio of Net Investment Income to Average Net Assets	3 .42%(g)	3 .43%	3 .85%	2.64%(g)
Portfolio Turnover Rate	14 .9%(g)	9 .2%	27 .7%	12.7%(g)

See accompanying notes.

560

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
R-5 shares
Net Asset Value, Beginning of Period	$ 9.41	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .17	0 .32	0 .34	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	0 .71	1 .00	(2 .56)	0 .67
Total From Investment Operations	0 .88	1.32	(2 .22)	0.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .32)	(0 .45)	(0 .22)
Distributions from Realized Gains	–	(0 .37)	(0 .41)	–
Total Dividends and Distributions	(0 .18)	(0 .69)	(0 .86)	(0 .22)
Net Asset Value, End of Period	$ 10.11	$ 9.41	$ 8.78	$ 11.86
Total Return	9 .40%(e)	16 .29%	(19 .96)%	8.23%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,937	$ 1,605	$ 879	$ 11
Ratio of Expenses to Average Net Assets(f)	0 .61%(g)	0 .62%	0 .59%	0.57%(g)
Ratio of Net Investment Income to Average Net Assets	3 .57%(g)	3 .68%	3 .49%	2.62%(g)
Portfolio Turnover Rate	14 .9%(g)	9 .2%	27 .7%	12.7%(g)

(a) Six months ended April 30, 2010.
(b) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Computed on an annualized basis.
(h) Excludes expense reimbursement from Manager and/or Underwriter.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

561

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period	$ 11.12	$ 11.39	$ 18.75	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .10	0 .17	0 .17	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	1 .42	0 .94	(6 .03)	1 .97
Total From Investment Operations	1 .52	1.11	(5 .86)	2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .23)	(0 .42)	–
Distributions from Realized Gains	–	(1 .15)	(1 .08)	–
Total Dividends and Distributions	(0 .19)	(1 .38)	(1 .50)	–
Net Asset Value, End of Period	$ 12.45	$ 11.12	$ 11.39	$ 18.75
Total Return(d)	13 .78%(e)	12 .01%	(33 .82)%	11.94%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 153,062	$ 108,969	$ 37,408	$ 3,643
Ratio of Expenses to Average Net Assets(f)	0 .90%(g)	0 .95%	0 .95%	0.95%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	0 .95%(g)	1 .12%	–	–
Ratio of Net Investment Income to Average Net Assets	1 .76%(g)	1 .65%	1 .20%	0.22%(g)
Portfolio Turnover Rate	26 .8%(g)	4 .2%	32 .4%	16 .2%(g)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$ 11.22	$ 11.45	$ 18.85	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .14	0 .21	0 .25	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .42	0 .98	(6 .05)	1 .98
Total From Investment Operations	1 .56	1.19	(5 .80)	2.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .27)	(0 .52)	–
Distributions from Realized Gains	–	(1 .15)	(1 .08)	–
Total Dividends and Distributions	(0 .23)	(1 .42)	(1 .60)	–
Net Asset Value, End of Period	$ 12.55	$ 11.22	$ 11.45	$ 18.85
Total Return	14 .06%(e)	12 .76%	(33 .43)%	12.54%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 83,509	$ 54,041	$ 16,776	$ 1,459
Ratio of Expenses to Average Net Assets(f)	0 .38%(g)	0 .39%	0 .33%	0.31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	0 .38%(g)	0 .42%	–	–
Ratio of Net Investment Income to Average Net Assets	2 .27%(g)	2 .10%	1 .72%	0.86%(g)
Portfolio Turnover Rate	26 .8%(g)	4 .2%	32 .4%	16.2%(g)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
Net Asset Value, Beginning of Period	$ 11.09	$ 11.36	$ 18.72	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .08	0 .14	0 .10	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	1 .41	0 .95	(6 .01)	1 .98
Total From Investment Operations	1 .49	1.09	(5 .91)	1.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .21)	(0 .37)	–
Distributions from Realized Gains	–	(1 .15)	(1 .08)	–
Total Dividends and Distributions	(0 .16)	(1 .36)	(1 .45)	–
Net Asset Value, End of Period	$ 12.42	$ 11.09	$ 11.36	$ 18.72
Total Return	13 .53%(e)	11 .80%	(34 .04)%	11.76%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,338	$ 2,213	$ 1,078	$ 24
Ratio of Expenses to Average Net Assets(f)	1 .23%(g)	1 .24%	1 .21%	1.19%(g)
Ratio of Net Investment Income to Average Net Assets	1 .38%(g)	1 .44%	0 .72%	(0 .05)%(g)
Portfolio Turnover Rate	26 .8%(g)	4 .2%	32 .4%	16.2%(g)

See accompanying notes.

562

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
R-2 shares
Net Asset Value, Beginning of Period	$ 11.09	$ 11.37	$ 18.74	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .09	0 .15	0 .25	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .42	0 .95	(6 .14)	1 .99
Total From Investment Operations	1 .51	1.10	(5 .89)	1.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .23)	(0 .40)	–
Distributions from Realized Gains	–	(1 .15)	(1 .08)	–
Total Dividends and Distributions	(0 .17)	(1 .38)	(1 .48)	–
Net Asset Value, End of Period	$ 12.43	$ 11.09	$ 11.37	$ 18.74
Total Return	13 .69%(e)	11 .95%	(33 .97)%	11.88%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,514	$ 2,476	$ 939	$ 30
Ratio of Expenses to Average Net Assets(f)	1 .10%(g)	1 .11%	1 .08%	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	1 .52%(g)	1 .54%	1 .71%	0.00%(g)
Portfolio Turnover Rate	26 .8%(g)	4 .2%	32 .4%	16.2%(g)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
R-3 shares
Net Asset Value, Beginning of Period	$ 11.15	$ 11.40	$ 18.77	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .11	0 .15	0 .27	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .41	0 .98	(6 .13)	1 .94
Total From Investment Operations	1 .52	1.13	(5 .86)	2.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .23)	(0 .43)	–
Distributions from Realized Gains	–	(1 .15)	(1 .08)	–
Total Dividends and Distributions	(0 .20)	(1 .38)	(1 .51)	–
Net Asset Value, End of Period	$ 12.47	$ 11.15	$ 11.40	$ 18.77
Total Return	13 .70%(e)	12 .11%	(33 .80)%	12.06%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,764	$ 7,308	$ 1,487	$ 721
Ratio of Expenses to Average Net Assets(f)	0 .92%(g)	0 .93%	0 .90%	0.88%(g)
Ratio of Net Investment Income to Average Net Assets	1 .79%(g)	1 .43%	1 .85%	0.58%(g)
Portfolio Turnover Rate	26 .8%(g)	4 .2%	32 .4%	16.2%(g)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
R-4 shares
Net Asset Value, Beginning of Period	$ 11.19	$ 11.41	$ 18.79	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .11	0 .17	0 .42	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	0 .99	(6 .26)	1 .94
Total From Investment Operations	1 .54	1.16	(5 .84)	2.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .23)	(0 .46)	–
Distributions from Realized Gains	–	(1 .15)	(1 .08)	–
Total Dividends and Distributions	(0 .19)	(1 .38)	(1 .54)	–
Net Asset Value, End of Period	$ 12.54	$ 11.19	$ 11.41	$ 18.79
Total Return	13 .89%(e)	12 .40%	(33 .69)%	12.18%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,698	$ 6,393	$ 2,352	$ 3,040
Ratio of Expenses to Average Net Assets(f)	0 .73%(g)	0 .74%	0 .71%	0.69%(g)
Ratio of Net Investment Income to Average Net Assets	1 .82%(g)	1 .66%	2 .75%	0.68%(g)
Portfolio Turnover Rate	26 .8%(g)	4 .2%	32 .4%	16.2%(g)

See accompanying notes.

563

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
R-5 shares
Net Asset Value, Beginning of Period	$ 11.17	$ 11.42	$ 18.81	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .13	0 .19	0 .10	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .42	0 .97	(5 .93)	1 .98
Total From Investment Operations	1 .55	1.16	(5 .83)	2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .26)	(0 .48)	–
Distributions from Realized Gains	–	(1 .15)	(1 .08)	–
Total Dividends and Distributions	(0 .22)	(1 .41)	(1 .56)	–
Net Asset Value, End of Period	$ 12.50	$ 11.17	$ 11.42	$ 18.81
Total Return	13 .98%(e)	12 .53%	(33 .62)%	12.30%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,824	$ 8,327	$ 3,708	$ 15
Ratio of Expenses to Average Net Assets(f)	0 .61%(g)	0 .62%	0 .59%	0.57%(g)
Ratio of Net Investment Income to Average Net Assets	2 .15%(g)	1 .85%	0 .83%	0.56%(g)
Portfolio Turnover Rate	26 .8%(g)	4 .2%	32 .4%	16.2%(g)

(a) Six months ended April 30, 2010.
(b) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Computed on an annualized basis.
(h) Excludes expense reimbursement from Manager and/or Underwriter.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

564

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period	$ 10.39	$ 9.46	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .20	0 .38	0 .37	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	0 .59	1 .19	(2 .10)	0 .29
Total From Investment Operations	0 .79	1.57	(1 .73)	0.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .40)	(0 .43)	(0 .28)
Distributions from Realized Gains	–	(0 .24)	(0 .27)	–
Total Dividends and Distributions	(0 .25)	(0 .64)	(0 .70)	(0 .28)
Net Asset Value, End of Period	$ 10.93	$ 10.39	$ 9.46	$ 11.89
Total Return(d)	7 .64%(e)	17 .52%	(15 .33)%	5.16%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 96,973	$ 52,672	$ 9,523	$ 501
Ratio of Expenses to Average Net Assets(f)	0 .93%(g)	0 .95%	0 .95%	0.95%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	0 .98%(g)	1 .23%	–	–
Ratio of Net Investment Income to Average Net Assets	3 .79%(g)	3 .91%	3 .47%	3.18%(g)
Portfolio Turnover Rate	16 .0%(g)	11 .4%	35 .1%	9.7%(g)

	2010(a)	2009	2008	2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$ 10.42	$ 9.48	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .23	0 .44	0 .42	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	0 .60	1 .18	(2 .07)	0 .30
Total From Investment Operations	0 .83	1.62	(1 .65)	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .44)	(0 .50)	(0 .34)
Distributions from Realized Gains	–	(0 .24)	(0 .27)	–
Total Dividends and Distributions	(0 .28)	(0 .68)	(0 .77)	(0 .34)
Net Asset Value, End of Period	$ 10.97	$ 10.42	$ 9.48	$ 11.90
Total Return	8 .00%(e)	18 .12%	(14 .69)%	5.75%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,960	$ 18,965	$ 4,929	$ 93
Ratio of Expenses to Average Net Assets(f)	0 .40%(g)	0 .39%	0 .33%	0.31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	0 .44%(g)	0 .58%	–	–
Ratio of Net Investment Income to Average Net Assets	4 .30%(g)	4 .50%	3 .85%	3.90%(g)
Portfolio Turnover Rate	16 .0%(g)	11 .4%	35 .1%	9.7%(g)

	2010(a)	2009	2008	2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
Net Asset Value, Beginning of Period	$ 10.39	$ 9.47	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .19	0 .36	0 .34	0 .27
Net Realized and Unrealized Gain (Loss) on Investments	0 .59	1 .17	(2 .08)	0 .30
Total From Investment Operations	0 .78	1.53	(1 .74)	0.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .37)	(0 .41)	(0 .26)
Distributions from Realized Gains	–	(0 .24)	(0 .27)	–
Total Dividends and Distributions	(0 .23)	(0 .61)	(0 .68)	(0 .26)
Net Asset Value, End of Period	$ 10.94	$ 10.39	$ 9.47	$ 11.89
Total Return	7 .56%(e)	17 .06%	(15 .45)%	4.97%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 612	$ 377	$ 104	$ 10
Ratio of Expenses to Average Net Assets(f)	1 .23%(g)	1 .24%	1 .21%	1.19%(g)
Ratio of Net Investment Income to Average Net Assets	3 .53%(g)	3 .70%	3 .19%	2.94%(g)
Portfolio Turnover Rate	16 .0%(g)	11 .4%	35 .1%	9.7%(g)

See accompanying notes.

565

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
R-2 shares
Net Asset Value, Beginning of Period	$ 10.41	$ 9.48	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .19	0 .37	0 .40	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	0 .60	1 .17	(2 .13)	0 .31
Total From Investment Operations	0 .79	1.54	(1 .73)	0.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .37)	(0 .42)	(0 .27)
Distributions from Realized Gains	–	(0 .24)	(0 .27)	–
Total Dividends and Distributions	(0 .24)	(0 .61)	(0 .69)	(0 .27)
Net Asset Value, End of Period	$ 10.96	$ 10.41	$ 9.48	$ 11.90
Total Return	7 .62%(e)	17 .19%	(15 .33)%	5.16%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 501	$ 332	$ 114	$ 101
Ratio of Expenses to Average Net Assets(f)	1 .10%(g)	1 .11%	1 .08%	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	3 .61%(g)	3 .83%	3 .68%	3.02%(g)
Portfolio Turnover Rate	16 .0%(g)	11 .4%	35 .1%	9.7%(g)

	2010(a)	2009	2008	2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
R-3 shares
Net Asset Value, Beginning of Period	$ 10.41	$ 9.47	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .20	0 .38	0 .42	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	0 .60	1 .19	(2 .14)	0 .29
Total From Investment Operations	0 .80	1.57	(1 .72)	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .39)	(0 .44)	(0 .28)
Distributions from Realized Gains	–	(0 .24)	(0 .27)	–
Total Dividends and Distributions	(0 .25)	(0 .63)	(0 .71)	(0 .28)
Net Asset Value, End of Period	$ 10.96	$ 10.41	$ 9.47	$ 11.90
Total Return	7 .72%(e)	17 .56%	(15 .27)%	5.30%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,117	$ 2,547	$ 569	$ 302
Ratio of Expenses to Average Net Assets(f)	0 .92%(g)	0 .93%	0 .90%	0.88%(g)
Ratio of Net Investment Income to Average Net Assets	3 .84%(g)	3 .88%	3 .85%	3.37%(g)
Portfolio Turnover Rate	16 .0%(g)	11 .4%	35 .1%	9.7%(g)

	2010(a)	2009	2008	2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
R-4 shares
Net Asset Value, Beginning of Period	$ 10.41	$ 9.47	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .21	0 .40	0 .46	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	0 .60	1 .19	(2 .15)	0 .28
Total From Investment Operations	0 .81	1.59	(1 .69)	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .41)	(0 .46)	(0 .30)
Distributions from Realized Gains	–	(0 .24)	(0 .27)	–
Total Dividends and Distributions	(0 .26)	(0 .65)	(0 .73)	(0 .30)
Net Asset Value, End of Period	$ 10.96	$ 10.41	$ 9.47	$ 11.89
Total Return	7 .82%(e)	17 .74%	(15 .04)%	5.36%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,770	$ 1,065	$ 528	$ 377
Ratio of Expenses to Average Net Assets(f)	0 .73%(g)	0 .74%	0 .71%	0.69%(g)
Ratio of Net Investment Income to Average Net Assets	3 .94%(g)	4 .15%	4 .17%	3.55%(g)
Portfolio Turnover Rate	16 .0%(g)	11 .4%	35 .1%	9.7%(g)

See accompanying notes.

566

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
R-5 shares
Net Asset Value, Beginning of Period	$ 10.41	$ 9.47	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .22	0 .41	0 .44	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	0 .59	1 .19	(2 .12)	0 .29
Total From Investment Operations	0 .81	1.60	(1 .68)	0.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .42)	(0 .47)	(0 .31)
Distributions from Realized Gains	–	(0 .24)	(0 .27)	–
Total Dividends and Distributions	(0 .26)	(0 .66)	(0 .74)	(0 .31)
Net Asset Value, End of Period	$ 10.96	$ 10.41	$ 9.47	$ 11.89
Total Return	7 .90%(e)	17 .87%	(14 .93)%	5.46%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,080	$ 1,683	$ 562	$ 11
Ratio of Expenses to Average Net Assets(f)	0 .61%(g)	0 .62%	0 .59%	0.57%(g)
Ratio of Net Investment Income to Average Net Assets	4 .21%(g)	4 .21%	4 .17%	3.59%(g)
Portfolio Turnover Rate	16 .0%(g)	11 .4%	35 .1%	9.7%(g)

(a) Six months ended April 30, 2010.
(b) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Computed on an annualized basis.
(h) Excludes expense reimbursement from Manager and/or Underwriter.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

567

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period	$ 11.88	$ 12.05	$ 20.94	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .09	0 .14	0 .10	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	1 .70	0 .94	(7 .43)	2 .43
Total From Investment Operations	1 .79	1.08	(7 .33)	2.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .09)	(0 .41)	–
Distributions from Realized Gains	–	(1 .16)	(1 .15)	–
Total Dividends and Distributions	(0 .15)	(1 .25)	(1 .56)	–
Net Asset Value, End of Period	$ 13.52	$ 11.88	$ 12.05	$ 20.94
Total Return(d)	15 .17%(e)	10 .90%	(37 .62)%	12.94%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 110,962	$ 82,014	$ 40,275	$ 3,826
Ratio of Expenses to Average Net Assets(f)	0 .93%(g)	0 .95%	0 .95%	0.95%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	0 .98%(g)	1 .12%	–	–
Ratio of Net Investment Income to Average Net Assets	1 .43%(g)	1 .33%	0 .66%	(0 .22)%(g)
Portfolio Turnover Rate	27 .6%(g)	3 .7%	32 .5%	15.7%(g)

	2010(a)	2009	2008	2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$ 11.97	$ 12.12	$ 21.04	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .13	0 .18	0 .26	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	1 .70	0 .97	(7 .50)	2 .44
Total From Investment Operations	1 .83	1.15	(7 .24)	2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .14)	(0 .53)	–
Distributions from Realized Gains	–	(1 .16)	(1 .15)	–
Total Dividends and Distributions	(0 .20)	(1 .30)	(1 .68)	–
Net Asset Value, End of Period	$ 13.60	$ 11.97	$ 12.12	$ 21.04
Total Return	15 .39%(e)	11 .51%	(37 .19)%	13.48%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 40,390	$ 27,844	$ 9,008	$ 1,481
Ratio of Expenses to Average Net Assets(f)	0 .40%(g)	0 .39%	0 .33%	0.31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	0 .41%(g)	0 .48%	–	–
Ratio of Net Investment Income to Average Net Assets	1 .96%(g)	1 .66%	1 .64%	0.36%(g)
Portfolio Turnover Rate	27 .6%(g)	3 .7%	32 .5%	15.7%(g)

	2010(a)	2009	2008	2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
Net Asset Value, Beginning of Period	$ 11.84	$ 12.02	$ 20.90	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .07	0 .10	0 .10	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	1 .69	0 .95	(7 .46)	2 .43
Total From Investment Operations	1 .76	1.05	(7 .36)	2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .07)	(0 .37)	–
Distributions from Realized Gains	–	(1 .16)	(1 .15)	–
Total Dividends and Distributions	(0 .13)	(1 .23)	(1 .52)	–
Net Asset Value, End of Period	$ 13.47	$ 11.84	$ 12.02	$ 20.90
Total Return	14 .89%(e)	10 .59%	(37 .80)%	12.73%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,186	$ 2,477	$ 988	$ 44
Ratio of Expenses to Average Net Assets(f)	1 .23%(g)	1 .24%	1 .21%	1.19%(g)
Ratio of Net Investment Income to Average Net Assets	1 .12%(g)	0 .91%	0 .65%	(0 .48)%(g)
Portfolio Turnover Rate	27 .6%(g)	3 .7%	32 .5%	15.7%(g)

See accompanying notes.

568

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
R-2 shares
Net Asset Value, Beginning of Period	$ 11.88	$ 12.03	$ 20.92	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .08	0 .13	0 .08	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	1 .69	0 .94	(7 .43)	2 .46
Total From Investment Operations	1 .77	1.07	(7 .35)	2.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .06)	(0 .39)	–
Distributions from Realized Gains	–	(1 .16)	(1 .15)	–
Total Dividends and Distributions	(0 .14)	(1 .22)	(1 .54)	–
Net Asset Value, End of Period	$ 13.51	$ 11.88	$ 12.03	$ 20.92
Total Return	15 .02%(e)	10 .75%	(37 .73)%	12.84%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 801	$ 508	$ 290	$ 45
Ratio of Expenses to Average Net Assets(f)	1 .10%(g)	1 .11%	1 .08%	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	1 .24%(g)	1 .21%	0 .52%	(0 .50)%(g)
Portfolio Turnover Rate	27 .6%(g)	3 .7%	32 .5%	15.7%(g)

	2010(a)	2009	2008	2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
R-3 shares
Net Asset Value, Beginning of Period	$ 11.89	$ 12.06	$ 20.95	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .09	0 .12	0 .26	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .70	0 .96	(7 .57)	2 .39
Total From Investment Operations	1 .79	1.08	(7 .31)	2.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .09)	(0 .43)	–
Distributions from Realized Gains	–	(1 .16)	(1 .15)	–
Total Dividends and Distributions	(0 .16)	(1 .25)	(1 .58)	–
Net Asset Value, End of Period	$ 13.52	$ 11.89	$ 12.06	$ 20.95
Total Return	15 .10%(e)	10 .89%	(37 .56)%	13.00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,355	$ 4,093	$ 1,011	$ 780
Ratio of Expenses to Average Net Assets(f)	0 .92%(g)	0 .93%	0 .90%	0.88%(g)
Ratio of Net Investment Income to Average Net Assets	1 .45%(g)	1 .15%	1 .60%	0.15%(g)
Portfolio Turnover Rate	27 .6%(g)	3 .7%	32 .5%	15.7%(g)

	2010(a)	2009	2008	2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
R-4 shares
Net Asset Value, Beginning of Period	$ 11.92	$ 12.07	$ 20.98	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .09	0 .14	0 .38	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	1 .72	0 .97	(7 .68)	2 .40
Total From Investment Operations	1 .81	1.11	(7 .30)	2.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .10)	(0 .46)	–
Distributions from Realized Gains	–	(1 .16)	(1 .15)	–
Total Dividends and Distributions	(0 .15)	(1 .26)	(1 .61)	–
Net Asset Value, End of Period	$ 13.58	$ 11.92	$ 12.07	$ 20.98
Total Return	15 .29%(e)	11 .12%	(37 .49)%	13.16%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,983	$ 2,638	$ 1,134	$ 1,305
Ratio of Expenses to Average Net Assets(f)	0 .73%(g)	0 .74%	0 .71%	0.69%(g)
Ratio of Net Investment Income to Average Net Assets	1 .46%(g)	1 .33%	2 .27%	0.22%(g)
Portfolio Turnover Rate	27 .6%(g)	3 .7%	32 .5%	15.7%(g)

See accompanying notes.

569

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
R-5 shares
Net Asset Value, Beginning of Period	$ 11.92	$ 12.09	$ 21.00	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .13	0 .17	0 .09	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .68	0 .95	(7 .37)	2 .45
Total From Investment Operations	1 .81	1.12	(7 .28)	2.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .13)	(0 .48)	–
Distributions from Realized Gains	–	(1 .16)	(1 .15)	–
Total Dividends and Distributions	(0 .19)	(1 .29)	(1 .63)	–
Net Asset Value, End of Period	$ 13.54	$ 11.92	$ 12.09	$ 21.00
Total Return	15 .29%(e)	11 .27%	(37 .37)%	13.27%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,331	$ 1,324	$ 1,077	$ 11
Ratio of Expenses to Average Net Assets(f)	0 .61%(g)	0 .62%	0 .59%	0.57%(g)
Ratio of Net Investment Income to Average Net Assets	2 .01%(g)	1 .60%	0 .65%	0.10%(g)
Portfolio Turnover Rate	27 .6%(g)	3 .7%	32 .5%	15.7%(g)

(a) Six months ended April 30, 2010.
(b) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Computed on an annualized basis.
(h) Excludes expense reimbursement from Manager and/or Underwriter.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

570

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SHORT-TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period	$ 8.71	$ 8.46	$ 9.80	$ 9.94	$ 9.98	$ 10.24
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .10	0 .41	0 .43	0 .43	0 .37	0 .27
Net Realized and Unrealized Gain (Loss) on Investments	0 .18	0 .26	(1 .33)	(0 .12)	0 .01	(0 .23)
Total From Investment Operations	0 .28	0.67	(0 .90)	0.31	0 .38	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .42)	(0 .44)	(0 .45)	(0 .42)	(0 .30)
Total Dividends and Distributions	(0 .12)	(0 .42)	(0 .44)	(0 .45)	(0 .42)	(0 .30)
Net Asset Value, End of Period	$ 8.87	$ 8.71	$ 8.46	$ 9.80	$ 9.94	$ 9.98
Total Return(c)	3 .26%(d)	8 .37%	(9 .48)%	3.22%	3 .86%	0 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 48,485	$ 45,867	$ 47,917	$ 62,768	$ 53,927	$ 45,825
Ratio of Expenses to Average Net Assets	1 .05%(e)	1 .07%	1 .02%	1.09%	1 .36%	1 .27%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	1 .13%	1 .15%
Ratio of Gross Expenses to Average Net Assets(g)	1 .10%(e)	1 .12%	–	–	1 .36%	1 .27%
Ratio of Net Investment Income to Average Net Assets	2 .33%(e)	4 .96%	4 .59%	4.36%	3 .72%	2 .65%
Portfolio Turnover Rate	100 .0%(e)	33 .9%	22 .1%	42.8%	49 .1%	110 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
SHORT-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.70	$ 8.44	$ 9.79	$ 9.93	$ 9.97	$ 10.23
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0 .48	0 .49	0 .50	0 .45	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	0 .18	0 .25	(1 .33)	(0 .12)	–	(0 .23)
Total From Investment Operations	0 .31	0.73	(0 .84)	0.38	0 .45	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .47)	(0 .51)	(0 .52)	(0 .49)	(0 .38)
Total Dividends and Distributions	(0 .15)	(0 .47)	(0 .51)	(0 .52)	(0 .49)	(0 .38)
Net Asset Value, End of Period	$ 8.86	$ 8.70	$ 8.44	$ 9.79	$ 9.93	$ 9.97
Total Return	3 .57%(d)	9 .17%	(8 .97)%	3.92%	4 .61%	1 .16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,068	$ 11,270	$ 66,596	$ 114,649	$ 62,186	$ 12,276
Ratio of Expenses to Average Net Assets	0 .45%(e)	0 .44%	0 .42%	0.40%	0 .60%	0 .53%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .40%	0 .40%
Ratio of Gross Expenses to Average Net Assets(i)	1 .68%(e)	0.66%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	2 .98%(e)	5 .92%	5 .18%	5.05%	4 .53%	3 .57%
Portfolio Turnover Rate	100 .0%(e)	33 .9%	22 .1%	42.8%	49 .1%	110 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
SHORT-TERM BOND FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 8.69	$ 8.44	$ 9.79	$ 9.93	$ 9.96	$ 10.22
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .38	0 .40	0 .41	0 .36	0 .25
Net Realized and Unrealized Gain (Loss) on Investments	0 .19	0 .27	(1 .33)	(0 .11)	0 .01	(0 .22)
Total From Investment Operations	0 .28	0.65	(0 .93)	0.30	0 .37	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .40)	(0 .42)	(0 .44)	(0 .40)	(0 .29)
Total Dividends and Distributions	(0 .11)	(0 .40)	(0 .42)	(0 .44)	(0 .40)	(0 .29)
Net Asset Value, End of Period	$ 8.86	$ 8.69	$ 8.44	$ 9.79	$ 9.93	$ 9.96
Total Return	3 .26%(d)	8 .11%	(9 .80)%	3.06%	3 .80%	0 .28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 726	$ 765	$ 433	$ 156	$ 72	$ 10
Ratio of Expenses to Average Net Assets	1 .30%(e)	1 .30%	1 .30%	1.28%	1 .49%	1 .43%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	1 .28%	1 .28%
Ratio of Net Investment Income to Average Net Assets	2 .08%(e)	4 .62%	4 .33%	4.17%	3 .61%	2 .48%
Portfolio Turnover Rate	100 .0%(e)	33 .9%	22 .1%	42.8%	49 .1%	110 .8%(h)

See accompanying notes.

571

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SHORT-TERM BOND FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 8.73	$ 8.46	$ 9.82	$ 9.90	$ 9.94	$ 10.20
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .43	0 .42	0 .42	0 .37	0 .27
Net Realized and Unrealized Gain (Loss) on Investments	0 .19	0 .25	(1 .35)	(0 .05)	–	(0 .23)
Total From Investment Operations	0 .28	0.68	(0 .93)	0.37	0 .37	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .41)	(0 .43)	(0 .45)	(0 .41)	(0 .30)
Total Dividends and Distributions	(0 .12)	(0 .41)	(0 .43)	(0 .45)	(0 .41)	(0 .30)
Net Asset Value, End of Period	$ 8.89	$ 8.73	$ 8.46	$ 9.82	$ 9.90	$ 9.94
Total Return	3 .19%(d)	8 .48%	(9 .75)%	3.83%	3 .84%	0 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 122	$ 21	$ 152	$ 82	$ 77	$ 131
Ratio of Expenses to Average Net Assets	1 .17%(e)	1 .17%	1 .17%	1.15%	1 .38%	1 .29%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	1 .15%	1 .15%
Ratio of Net Investment Income to Average Net Assets	2 .16%(e)	5 .31%	4 .46%	4.29%	3 .70%	2 .67%
Portfolio Turnover Rate	100 .0%(e)	33 .9%	22 .1%	42.8%	49 .1%	110 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
SHORT-TERM BOND FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 8.74	$ 8.48	$ 9.85	$ 9.98	$ 10.02	$ 10.28
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .10	0 .41	0 .44	0 .45	0 .39	0 .29
Net Realized and Unrealized Gain (Loss) on Investments	0 .19	0 .27	(1 .36)	(0 .11)	–	(0 .23)
Total From Investment Operations	0 .29	0.68	(0 .92)	0.34	0 .39	0.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .42)	(0 .45)	(0 .47)	(0 .43)	(0 .32)
Total Dividends and Distributions	(0 .12)	(0 .42)	(0 .45)	(0 .47)	(0 .43)	(0 .32)
Net Asset Value, End of Period	$ 8.91	$ 8.74	$ 8.48	$ 9.85	$ 9.98	$ 10.02
Total Return	3 .39%(d)	8 .53%	(9 .66)%	3.44%	3 .99%	0 .58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,808	$ 2,830	$ 2,900	$ 21,024	$ 2,217	$ 1,950
Ratio of Expenses to Average Net Assets	0 .99%(e)	0 .99%	0 .99%	0.97%	1 .20%	1 .11%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .97%	0 .97%
Ratio of Net Investment Income to Average Net Assets	2 .40%(e)	5 .03%	4 .57%	4.50%	3 .88%	2 .87%
Portfolio Turnover Rate	100 .0%(e)	33 .9%	22 .1%	42.8%	49 .1%	110 .8%(h)

	2010(a)	2009	2008	2007	2006	2005
SHORT-TERM BOND FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 8.68	$ 8.36	$ 9.71	$ 9.85	$ 9.89	$ 10.14
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0 .39	0 .45	0 .46	0 .40	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	0 .18	0 .37	(1 .33)	(0 .11)	0 .01	(0 .23)
Total From Investment Operations	0 .29	0.76	(0 .88)	0.35	0 .41	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .44)	(0 .47)	(0 .49)	(0 .45)	(0 .34)
Total Dividends and Distributions	(0 .13)	(0 .44)	(0 .47)	(0 .49)	(0 .45)	(0 .34)
Net Asset Value, End of Period	$ 8.84	$ 8.68	$ 8.36	$ 9.71	$ 9.85	$ 9.89
Total Return	3 .40%(d)	9 .58%(j)	(9 .41)%	3.58%	4 .25%	0 .89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 248	$ 252	$ 1,330	$ 2,286	$ 853	$ 745
Ratio of Expenses to Average Net Assets	0 .80%(e)	0 .80%	0 .80%	0.78%	1 .01%	0 .94%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .78%	0 .78%
Ratio of Net Investment Income to Average Net Assets	2 .62%(e)	4 .74%	4 .81%	4.68%	4 .08%	3 .22%
Portfolio Turnover Rate	100 .0%(e)	33 .9%	22 .1%	42.8%	49 .1%	110 .8%(h)

See accompanying notes.

572

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SHORT-TERM BOND FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 8.67	$ 8.42	$ 9.77	$ 9.92	$ 9.96	$ 10.22
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .12	0 .44	0 .46	0 .47	0 .42	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	0 .18	0 .26	(1 .33)	(0 .12)	–	(0 .23)
Total From Investment Operations	0 .30	0.70	(0 .87)	0.35	0 .42	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .45)	(0 .48)	(0 .50)	(0 .46)	(0 .35)
Total Dividends and Distributions	(0 .14)	(0 .45)	(0 .48)	(0 .50)	(0 .46)	(0 .35)
Net Asset Value, End of Period	$ 8.83	$ 8.67	$ 8.42	$ 9.77	$ 9.92	$ 9.96
Total Return	3 .47%(d)	8 .82%	(9 .24)%	3.57%	4 .35%	0 .90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,176	$ 1,232	$ 1,183	$ 3,591	$ 6,028	$ 6,242
Ratio of Expenses to Average Net Assets	0 .68%(e)	0 .68%	0 .68%	0.66%	0 .89%	0 .79%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	N/A	0 .66%	0 .66%
Ratio of Net Investment Income to Average Net Assets	2 .71%(e)	5 .34%	4 .92%	4.78%	4 .18%	3 .13%
Portfolio Turnover Rate	100 .0%(e)	33 .9%	22 .1%	42.8%	49 .1%	110 .8%(h)

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.
(h)	Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.
(i)	Excludes expense reimbursement from Manager.
(j)	During 2008, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

573

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SHORT-TERM INCOME FUND(b)
Institutional shares
Net Asset Value, Beginning of Period	$ 11.84	$ 11.17	$ 11.60	$ 11.60	$ 11.55	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)	0 .20(c)	0.46(c)	0.48(c)	0 .29(c)	0.45	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0 .13	0 .67	(0 .43)	0 .16	0 .05	(0 .35)
Total From Investment Operations	0 .33	1.13	0.05	0.45	0 .50	0.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .46)	(0 .48)	(0 .45)	(0 .45)	(0 .45)
Total Dividends and Distributions	(0 .19)	(0 .46)	(0 .48)	(0 .45)	(0 .45)	(0 .45)
Net Asset Value, End of Period	$ 11.98	$ 11.84	$ 11.17	$ 11.60	$ 11.60	$ 11.55
Total Return	2 .84%(d)	10 .35%	0 .40%	4.68%	4 .57%	0 .74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 424,671	$ 291,633	$ 256,944	$ 168,551	$ 181,910	$ 195,607
Ratio of Expenses to Average Net Assets	0 .51%(e)	0 .53%	0 .48%	0.51%	0 .55%	0 .56%
Ratio of Gross Expenses to Average Net Assets(f)	0 .51%(e)	0 .53%	–	–	0 .55%	0 .56%
Ratio of Net Investment Income to Average Net Assets	3 .31%(e)	4 .01%	4 .11%	4.54%	3 .94%	3 .61%
Portfolio Turnover Rate	22 .8%(e)	40 .8%	64 .5%	29.4%	14 .0%	13 .0%

(a) Six months ended April 30, 2010.
(b) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interest of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager, Underwriter and/or custodian.

See accompanying notes.

574

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period	$ 10.07	$ 9.97	$ 17 .27	$ 16.68	$ 15.40	$ 14.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	0 .03	0 .04	(0 .03)	(0 .03)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	2 .66	0 .11	(5 .91)	2 .02	2 .25	2 .31
Total From Investment Operations	2 .65	0.14	(5 .87)	1.99	2 .22	2.25
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .04)	–	–	–	–
Distributions from Realized Gains	–	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Total Dividends and Distributions	–	(0 .04)	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Net Asset Value, End of Period	$ 12.72	$ 10.07	$ 9.97	$ 17.27	$ 16.68	$ 15.40
Total Return(c)	26 .32%(d)	1 .43%	(36 .73)%	12.59%	14 .90%	16 .49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 93,000	$ 75,770	$ 83,926	$ 159,977	$ 146,800	$ 113,607
Ratio of Expenses to Average Net Assets	1 .36%(e)	1 .32%	1 .04%	1.33%	1 .45%	1 .50%
Ratio of Gross Expenses to Average Net Assets(f)	1 .41%(e)	1.35%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .20)%(e)	0 .32%	0 .32%	(0 .18)%	(0 .20)%	(0 .42)%
Portfolio Turnover Rate	69 .0%(e)	89 .5%	55 .6%	60.9%	103 .0%	137 .4%(g)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 10.74	$ 10.62	$ 18.24	$ 17.45	$ 15.97	$ 14.38
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .08	0 .08	0.07	0 .08	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	2 .83	0 .11	(6 .27)	2.12	2 .34	2 .39
Total From Investment Operations	2 .85	0.19	(6 .19)	2.19	2 .42	2.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .07)	–	–	–	–
Distributions from Realized Gains	–	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Total Dividends and Distributions	(0 .05)	(0 .07)	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Net Asset Value, End of Period	$ 13.54	$ 10.74	$ 10.62	$ 18.24	$ 17.45	$ 15.97
Total Return	26 .62%(d)	1 .92%	(36 .52)%	13.22%	15 .66%	17 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,193	$ 28,365	$ 26,459	$ 42,510	$ 39,492	$ 31,109
Ratio of Expenses to Average Net Assets	0 .80%(e)	0 .79%	0 .77%	0.75%	0 .75%	0 .75%
Ratio of Gross Expenses to Average Net Assets	0 .83%(e),(h)	0 .85%(h)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .36%(e)	0 .84%	0 .58%	0.40%	0 .50%	0 .34%
Portfolio Turnover Rate	69 .0%(e)	89 .5%	55 .6%	60.9%	103 .0%	137 .4%(g)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP BLEND FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 10.31	$ 10.20	$ 17.72	$ 17.13	$ 15.82	$ 14.44
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	–	(0 .04)	(0 .08)	(0 .07)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	2 .72	0 .11	(6 .05)	2 .07	2 .32	2 .31
Total From Investment Operations	2 .69	0.11	(6 .09)	1.99	2 .25	2.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Total Dividends and Distributions	–	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Net Asset Value, End of Period	$ 13.00	$ 10.31	$ 10.20	$ 17.72	$ 17.13	$ 15.82
Total Return	26 .09%(d)	1 .08%	(37 .07)%	12.24%	14 .69%	15 .84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 280	$ 203	$ 218	$ 414	$ 187	$ 11
Ratio of Expenses to Average Net Assets	1 .64%(e)	1 .65%	1 .65%	1.63%	1 .63%	1 .63%
Ratio of Net Investment Income to Average Net Assets	(0 .48)%(e)	(0 .02)%	(0 .28)%	(0 .47)%	(0 .41)%	(0 .55)%
Portfolio Turnover Rate	69 .0%(e)	89 .5%	55 .6%	60.9%	103 .0%	137 .4%(g)

See accompanying notes.

575

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP BLEND FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 10.30	$ 10.18	$ 17.67	$ 17.06	$ 15.74	$ 14.29
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	0 .01	(0 .02)	(0 .06)	(0 .04)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	2 .72	0 .11	(6 .04)	2 .07	2 .30	2 .36
Total From Investment Operations	2 .70	0.12	(6 .06)	2.01	2 .26	2.30
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Total Dividends and Distributions	–	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Net Asset Value, End of Period	$ 13.00	$ 10.30	$ 10.18	$ 17.67	$ 17.06	$ 15.74
Total Return	26 .21%(d)	1 .18%	(37 .00)%	12.42%	14 .83%	16 .50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,328	$ 1,091	$ 1,312	$ 2,626	$ 2,490	$ 2,057
Ratio of Expenses to Average Net Assets	1 .51%(e)	1 .52%	1 .52%	1.50%	1 .50%	1 .50%
Ratio of Net Investment Income to Average Net Assets	(0 .35)%(e)	0 .12%	(0 .16)%	(0 .35)%	(0 .25)%	(0 .42)%
Portfolio Turnover Rate	69 .0%(e)	89 .5%	55 .6%	60.9%	103 .0%	137 .4%(g)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP BLEND FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 10.47	$ 10.32	$ 17.86	$ 17.21	$ 15.85	$ 14.36
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	0 .03	–	(0 .03)	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	2 .76	0 .12	(6 .11)	2 .08	2 .32	2 .38
Total From Investment Operations	2 .75	0.15	(6 .11)	2.05	2 .30	2.34
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Total Dividends and Distributions	–	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Net Asset Value, End of Period	$ 13.22	$ 10.47	$ 10.32	$ 17.86	$ 17.21	$ 15.85
Total Return	26 .27%(d)	1 .45%	(36 .88)%	12.55%	14 .99%	16 .71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 978	$ 700	$ 1,050	$ 1,930	$ 2,285	$ 682
Ratio of Expenses to Average Net Assets	1 .33%(e)	1 .34%	1 .34%	1.32%	1 .32%	1 .32%
Ratio of Net Investment Income to Average Net Assets	(0 .17)%(e)	0 .30%	0 .01%	(0 .17)%	(0 .09)%	(0 .27)%
Portfolio Turnover Rate	69 .0%(e)	89 .5%	55 .6%	60.9%	103 .0%	137 .4%(g)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP BLEND FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 10.65	$ 10.51	$ 18.14	$ 17.42	$ 15.93	$ 14.40
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0 .05	0 .03	–	0 .01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	2 .81	0 .12	(6 .23)	2 .12	2 .42	2 .39
Total From Investment Operations	2 .81	0.17	(6 .20)	2.12	2 .43	2.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .03)	–	–	–	–
Distributions from Realized Gains	–	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Total Dividends and Distributions	(0 .02)	(0 .03)	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Net Asset Value, End of Period	$ 13.44	$ 10.65	$ 10.51	$ 18.14	$ 17.42	$ 15.93
Total Return	26 .40%(d)	1 .63%	(36 .79)%	12.82%	15 .77%	16 .96%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,188	$ 1,914	$ 1,746	$ 2,141	$ 1,452	$ 28
Ratio of Expenses to Average Net Assets	1 .14%(e)	1 .15%	1 .15%	1.13%	1 .13%	1 .13%
Ratio of Net Investment Income to Average Net Assets	0 .02%(e)	0 .50%	0 .19%	0.02%	0 .05%	(0 .05)%
Portfolio Turnover Rate	69 .0%(e)	89 .5%	55 .6%	60.9%	103 .0%	137 .4%(g)

See accompanying notes.

576

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP BLEND FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 10.76	$ 10.61	$ 18.28	$ 17.54	$ 16.08	$ 14.51
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .06	0 .05	0 .02	0 .04	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	2 .83	0 .12	(6 .29)	2 .12	2 .36	2 .41
Total From Investment Operations	2 .84	0.18	(6 .24)	2.14	2 .40	2.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .03)	–	–	–	–
Distributions from Realized Gains	–	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Total Dividends and Distributions	(0 .03)	(0 .03)	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Net Asset Value, End of Period	$ 13.57	$ 10.76	$ 10.61	$ 18.28	$ 17.54	$ 16.08
Total Return	26 .49%(d)	1 .76%	(36 .73)%	12.85%	15 .42%	17 .11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,099	$ 2,856	$ 1,181	$ 2,584	$ 7,084	$ 5,773
Ratio of Expenses to Average Net Assets	1 .02%(e)	1 .03%	1 .03%	1.01%	1 .01%	1 .01%
Ratio of Net Investment Income to Average Net Assets	0 .13%(e)	0 .60%	0 .32%	0.14%	0 .24%	0 .07%
Portfolio Turnover Rate	69 .0%(e)	89 .5%	55 .6%	60.9%	103 .0%	137 .4%(g)

(a) Six months ended April 30, 2010.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Underwriter.
(g) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.
(h) Excludes expense reimbursement from Manager.

See accompanying notes.

577

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period	$ 5.44	$ 5.10	$ 9.57	$ 8.42	$ 7.87	$ 7.52
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .04)	(0 .06)	(0 .07)	(0 .07)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	1 .38	0 .38	(3 .83)	1 .60	1 .12	0 .83
Total From Investment Operations	1 .35	0.34	(3 .89)	1.53	1 .05	0.75
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Total Dividends and Distributions	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Net Asset Value, End of Period	$ 6.79	$ 5.44	$ 5.10	$ 9.57	$ 8.42	$ 7.87
Total Return(c)	24 .82%(d)	6 .67%	(43 .15)%	18.87%	13 .69%	9 .98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,689	$ 21,738	$ 21,941	$ 41,871	$ 35,009	$ 29,405
Ratio of Expenses to Average Net Assets	1 .45%(e)	1 .56%	1 .42%	1.46%	1 .53%	1 .59%
Ratio of Gross Expenses to Average Net Assets(f)	1 .50%(e)	1.61%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(1 .11)%(e)	(0 .89)%	(0 .76)%	(0 .79)%	(0 .88)%	(0 .97)%
Portfolio Turnover Rate	71 .8%(e)	96 .8%	62 .9%	70.0%(g)	109 .9%	181 .7%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 5.91	$ 5.50	$ 10.21	$ 8.89	$ 8 .22	$ 7.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .01)	(0 .01)	(0 .01)	(0 .01)	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .51	0 .42	(4 .12)	1 .71	1 .18	0 .82
Total From Investment Operations	1 .49	0.41	(4 .13)	1.70	1 .17	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	–
Distributions from Realized Gains	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Total Dividends and Distributions	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Net Asset Value, End of Period	$ 7.40	$ 5.91	$ 5.50	$ 10.21	$ 8 .89	$ 8.22
Total Return	25 .21%(d)	7 .47%	(42 .78)%	19.82%	14 .60%	10 .69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 194,542	$ 164,515	$ 162,099	$ 307,452	$ 8,368	$ 1,502
Ratio of Expenses to Average Net Assets	0 .80%(e)	0 .79%	0 .76%	0.75%	0 .75%	0 .75%
Ratio of Gross Expenses to Average Net Assets	0 .82%(e),(h)	0 .82%(h)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .46)%(e)	(0 .13)%	(0 .11)%	(0 .14)%	(0 .08)%	0 .13%
Portfolio Turnover Rate	71 .8%(e)	96 .8%	62 .9%	70.0%(g)	109 .9%	181 .7%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 5.64	$ 5.29	$ 9.93	$ 8.73	$ 8.15	$ 7.82
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	(0 .05)	(0 .08)	(0 .09)	(0 .08)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	0 .40	(3 .98)	1 .67	1 .16	0 .81
Total From Investment Operations	1 .39	0.35	(4 .06)	1.58	1 .08	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Total Dividends and Distributions	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Net Asset Value, End of Period	$ 7.03	$ 5.64	$ 5.29	$ 9.93	$ 8.73	$ 8.15
Total Return	24 .65%(d)	6 .62%	(43 .31)%	18.76%	13 .58%	9 .34%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 771	$ 563	$ 312	$ 204	$ 77	$ 11
Ratio of Expenses to Average Net Assets	1 .64%(e)	1 .64%	1 .65%	1.63%	1 .63%	1 .63%
Ratio of Net Investment Income to Average Net Assets	(1 .29)%(e)	(0 .96)%	(1 .01)%	(0 .99)%	(0 .97)%	(1 .00)%
Portfolio Turnover Rate	71 .8%(e)	96 .8%	62 .9%	70 .0%(g)	109 .9%	181 .7%

See accompanying notes.

578

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 5.74	$ 5.38	$ 10.07	$ 8.84	$ 8.23	$ 7.85
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	(0 .04)	(0 .07)	(0 .08)	(0 .07)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	1 .46	0 .40	(4 .04)	1 .69	1 .18	0 .85
Total From Investment Operations	1 .42	0.36	(4 .11)	1.61	1 .11	0.78
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Total Dividends and Distributions	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Net Asset Value, End of Period	$ 7.16	$ 5.74	$ 5.38	$ 10.07	$ 8.84	$ 8.23
Total Return	24 .74%(d)	6 .69%	(43 .19)%	18.87%	13 .82%	9 .94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 538	$ 437	$ 381	$ 848	$ 574	$ 83
Ratio of Expenses to Average Net Assets	1 .51%(e)	1 .51%	1 .51%	1.50%	1 .50%	1 .50%
Ratio of Net Investment Income to Average Net Assets	(1 .16)%(e)	(0 .84)%	(0 .84)%	(0 .83)%	(0 .80)%	(0 .88)%
Portfolio Turnover Rate	71 .8%(e)	96 .8%	62 .9%	70 .0%(g)	109 .9%	181 .7%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 5.83	$ 5.45	$ 10.18	$ 8.92	$ 8.29	$ 7.89
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .03)	(0 .05)	(0 .07)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .48	0 .41	(4 .10)	1 .71	1 .19	0 .86
Total From Investment Operations	1 .45	0.38	(4 .15)	1.64	1 .13	0.80
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Total Dividends and Distributions	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Net Asset Value, End of Period	$ 7.28	$ 5.83	$ 5.45	$ 10.18	$ 8.92	$ 8.29
Total Return	24 .87%(d)	6 .97%	(43 .12)%	19.05%	13 .97%	10 .15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,364	$ 2,182	$ 2,071	$ 1,862	$ 71	$ 19
Ratio of Expenses to Average Net Assets	1 .33%(e)	1 .33%	1 .34%	1.32%	1 .32%	1 .32%
Ratio of Net Investment Income to Average Net Assets	(0 .99)%(e)	(0 .66)%	(0 .69)%	(0 .70)%	(0 .65)%	(0 .69)%
Portfolio Turnover Rate	71 .8%(e)	96 .8%	62 .9%	70 .0%(g)	109 .9%	181 .7%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 5.97	$ 5.58	$ 10.38	$ 9.07	$ 8.41	$ 7.98
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .03)	(0 .04)	(0 .05)	(0 .04)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .52	0 .42	(4 .18)	1 .74	1 .20	0 .87
Total From Investment Operations	1 .49	0.39	(4 .22)	1.69	1 .16	0.83
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Total Dividends and Distributions	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Net Asset Value, End of Period	$ 7.46	$ 5.97	$ 5.58	$ 10.38	$ 9.07	$ 8.41
Total Return	24 .96%(d)	6 .99%	(42 .95)%	19.30%	14 .14%	10 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 474	$ 444	$ 1,231	$ 343	$ 62	$ 12
Ratio of Expenses to Average Net Assets	1 .14%(e)	1 .14%	1 .15%	1.13%	1 .13%	1 .13%
Ratio of Net Investment Income to Average Net Assets	(0 .80)%(e)	(0 .55)%	(0 .52)%	(0 .47)%	(0 .44)%	(0 .50)%
Portfolio Turnover Rate	71 .8%(e)	96 .8%	62 .9%	70 .0%(g)	109 .9%	181 .7%

See accompanying notes.

579

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 6.03	$ 5.62	$ 10.44	$ 9.11	$ 8.43	$ 7.99
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .02)	(0 .03)	(0 .03)	(0 .03)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	1 .53	0 .43	(4 .21)	1 .74	1 .21	0 .87
Total From Investment Operations	1 .51	0.41	(4 .24)	1.71	1 .18	0.84
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Total Dividends and Distributions	–	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Net Asset Value, End of Period	$ 7.54	$ 6.03	$ 5.62	$ 10.44	$ 9.11	$ 8.43
Total Return	25 .04%(d)	7 .30%	(42 .89)%	19.44%	14 .35%	10 .54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,927	$ 1,521	$ 2,157	$ 1,352	$ 1,061	$ 284
Ratio of Expenses to Average Net Assets	1 .02%(e)	1 .02%	1 .03%	1.01%	1 .01%	1 .01%
Ratio of Net Investment Income to Average Net Assets	(0 .68)%(e)	(0 .42)%	(0 .42)%	(0 .34)%	(0 .33)%	(0 .38)%
Portfolio Turnover Rate	71 .8%(e)	96 .8%	62 .9%	70 .0%(g)	109 .9%	181 .7%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

580

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND I
Class J shares
Net Asset Value, Beginning of Period	$ 6.27	$ 5.52	$ 10.79	$ 8.83	$ 8.02	$ 7.33
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .10)	(0 .11)	(0 .15)	(0 .16)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	1 .83	0 .85	(4 .29)	2 .51	0 .97	0 .83
Total From Investment Operations	1 .77	0.75	(4 .40)	2.36	0 .81	0.69
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .87)	(0 .40)	–	–
Total Dividends and Distributions	–	–	(0 .87)	(0 .40)	–	–
Net Asset Value, End of Period	$ 8.04	$ 6.27	$ 5.52	$ 10.79	$ 8.83	$ 8.02
Total Return(c)	28 .23%(d)	13 .59%	(44 .11)%	27.71%	10 .10%	9 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,342	$ 10,076	$ 6,867	$ 12,437	$ 9,581	$ 8,323
Ratio of Expenses to Average Net Assets	2 .01%(e),(f)	2 .21%(f)	1 .99%	2.02%	2 .05%	2 .05%
Ratio of Gross Expenses to Average Net Assets(g)	2 .08%(e)	2 .27%	–	–	2 .08%	2 .21%
Ratio of Net Investment Income to Average Net Assets	(1 .60)%(e)	(1 .80)%	(1 .32)%	(1 .56)%	(1 .76)%	(1 .80)%
Portfolio Turnover Rate	101 .6%(e)	159 .5%	115 .5%	85.0%	100 .3%	91 .5%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 7.03	$ 6.16	$ 11.82	$ 9.55	$ 8 .59	$ 7.78
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .04)	(0 .04)	(0 .07)	(0 .08)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	2 .05	0 .91	(4 .75)	2 .74	1 .04	0 .88
Total From Investment Operations	2 .02	0.87	(4 .79)	2.67	0 .96	0.81
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .87)	(0 .40)	–	–
Total Dividends and Distributions	–	–	(0 .87)	(0 .40)	–	–
Net Asset Value, End of Period	$ 9.05	$ 7.03	$ 6.16	$ 11.82	$ 9 .55	$ 8.59
Total Return	28 .74%(d)	14 .12%	(43 .53)%	28.90%	11 .18%	10 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 641,165	$ 367,233	$ 104,406	$ 173,460	$ 95,185	$ 122,265
Ratio of Expenses to Average Net Assets	1 .09%(e)	1 .11%	1 .12%	1.10%	1 .10%	1 .10%
Ratio of Gross Expenses to Average Net Assets	1 .11%(e),(h)	1 .12%(h)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .69)%(e)	(0 .69)%	(0 .46)%	(0 .63)%	(0 .82)%	(0 .85)%
Portfolio Turnover Rate	101 .6%(e)	159 .5%	115 .5%	85.0%	100 .3%	91 .5%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND I
R-1 shares
Net Asset Value, Beginning of Period	$ 6.72	$ 5 .92	$ 11.50	$ 9.38	$ 8.52	$ 7.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .10)	(0 .11)	(0 .15)	(0 .16)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	1 .95	0 .90	(4 .60)	2 .67	1 .02	0 .87
Total From Investment Operations	1 .89	0.80	(4 .71)	2.52	0 .86	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .87)	(0 .40)	–	–
Total Dividends and Distributions	–	–	(0 .87)	(0 .40)	–	–
Net Asset Value, End of Period	$ 8.61	$ 6.72	$ 5.92	$ 11.50	$ 9.38	$ 8.52
Total Return	28 .13%(d)	13 .51%	(44 .09)%	27.78%	10 .09%	9 .37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,881	$ 1,139	$ 267	$ 202	$ 43	$ 41
Ratio of Expenses to Average Net Assets	1 .97%(e),(f)	1 .98%(f)	2 .00%	1.98%	1 .98%	1 .98%
Ratio of Net Investment Income to Average Net Assets	(1 .56)%(e)	(1 .55)%	(1 .34)%	(1 .50)%	(1 .69)%	(1 .73)%
Portfolio Turnover Rate	101 .6%(e)	159 .5%	115 .5%	85.0%	100 .3%	91 .5%
See accompanying notes.

581

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND I
R-2 shares
Net Asset Value, Beginning of Period	$ 6.56	$ 5 .78	$ 11.22	$ 9.15	$ 8.30	$ 7.57
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .05)	(0 .08)	(0 .10)	(0 .14)	(0 .14)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	1 .91	0 .86	(4 .47)	2 .61	0 .99	0 .86
Total From Investment Operations	1 .86	0.78	(4 .57)	2.47	0 .85	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .87)	(0 .40)	–	–
Total Dividends and Distributions	–	–	(0 .87)	(0 .40)	–	–
Net Asset Value, End of Period	$ 8.42	$ 6.56	$ 5.78	$ 11.22	$ 9.15	$ 8.30
Total Return	28 .35%(d)	13 .49%	(43 .93)%	27.94%	10 .24%	9 .64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,000	$ 2,280	$ 1,285	$ 2,040	$ 891	$ 878
Ratio of Expenses to Average Net Assets	1 .84%(e),(f)	1 .85%(f)	1 .87%	1.85%	1 .85%	1 .85%
Ratio of Net Investment Income to Average Net Assets	(1 .42)%(e)	(1 .44)%	(1 .21)%	(1 .37)%	(1 .56)%	(1 .60)%
Portfolio Turnover Rate	101 .6%(e)	159 .5%	115 .5%	85.0%	100 .3%	91 .5%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND I
R-3 shares
Net Asset Value, Beginning of Period	$ 6.69	$ 5 .88	$ 11.38	$ 9.25	$ 8.37	$ 7.62
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .05)	(0 .08)	(0 .09)	(0 .12)	(0 .13)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	1 .94	0 .89	(4 .54)	2 .65	1 .01	0 .87
Total From Investment Operations	1 .89	0.81	(4 .63)	2.53	0 .88	0.75
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .87)	(0 .40)	–	–
Total Dividends and Distributions	–	–	(0 .87)	(0 .40)	–	–
Net Asset Value, End of Period	$ 8.58	$ 6.69	$ 5.88	$ 11.38	$ 9.25	$ 8.37
Total Return	28 .25%(d)	13 .78%	(43 .83)%	28.30%	10 .51%	9 .84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,633	$ 4,753	$ 1,914	$ 3,315	$ 2,583	$ 1,889
Ratio of Expenses to Average Net Assets	1 .66%(e),(f)	1 .67%(f)	1 .69%	1.67%	1 .67%	1 .67%
Ratio of Net Investment Income to Average Net Assets	(1 .25)%(e)	(1 .26)%	(1 .03)%	(1 .19)%	(1 .37)%	(1 .42)%
Portfolio Turnover Rate	101 .6%(e)	159 .5%	115 .5%	85.0%	100 .3%	91 .5%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND I
R-4 shares
Net Asset Value, Beginning of Period	$ 6.81	$ 5 .97	$ 11.53	$ 9.36	$ 8.44	$ 7.68
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	(0 .07)	(0 .07)	(0 .10)	(0 .11)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	1 .98	0 .91	(4 .62)	2 .67	1 .03	0 .86
Total From Investment Operations	1 .94	0.84	(4 .69)	2.57	0 .92	0.76
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .87)	(0 .40)	–	–
Total Dividends and Distributions	–	–	(0 .87)	(0 .40)	–	–
Net Asset Value, End of Period	$ 8.75	$ 6.81	$ 5.97	$ 11.53	$ 9.36	$ 8.44
Total Return	28 .49%(d)	14 .07%	(43 .77)%	28.40%	10 .90%	9 .90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,572	$ 3,536	$ 1,791	$ 934	$ 465	$ 93
Ratio of Expenses to Average Net Assets	1 .47%(e),(f)	1 .48%(f)	1 .50%	1.48%	1 .48%	1 .48%
Ratio of Net Investment Income to Average Net Assets	(1 .05)%(e)	(1 .07)%	(0 .84)%	(1 .01)%	(1 .18)%	(1 .22)%
Portfolio Turnover Rate	101 .6%(e)	159 .5%	115 .5%	85.0%	100 .3%	91 .5%

See accompanying notes.

582

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND I
R-5 shares
Net Asset Value, Beginning of Period	$ 6.91	$ 6 .06	$ 11.68	$ 9.46	$ 8.54	$ 7.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	(0 .06)	(0 .06)	(0 .09)	(0 .10)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	2 .02	0 .91	(4 .69)	2 .71	1 .02	0 .88
Total From Investment Operations	1 .98	0.85	(4 .75)	2.62	0 .92	0.79
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .87)	(0 .40)	–	–
Total Dividends and Distributions	–	–	(0 .87)	(0 .40)	–	–
Net Asset Value, End of Period	$ 8.89	$ 6.91	$ 6.06	$ 11.68	$ 9.46	$ 8.54
Total Return	28 .65%(d)	14 .03%	(43 .72)%	28.64%	10 .77%	10 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,257	$ 6,124	$ 4,123	$ 8,766	$ 5,360	$ 4,522
Ratio of Expenses to Average Net Assets	1 .35%(e),(f)	1 .36%(f)	1 .38%	1.36%	1 .36%	1 .36%
Ratio of Net Investment Income to Average Net Assets	(0 .94)%(e)	(0 .97)%	(0 .72)%	(0 .88)%	(1 .07)%	(1 .11)%
Portfolio Turnover Rate	101 .6%(e)	159 .5%	115 .5%	85.0%	100 .3%	91 .5%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

583

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND II
Class J shares
Net Asset Value, Beginning of Period	$ 5.29	$ 4.99	$ 9.31	$ 8.68	$ 8.19	$ 7.54
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	(0 .06)	(0 .10)	(0 .12)	(0 .13)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	1 .38	0 .36	(3 .68)	1 .45	1 .10	1 .01
Total From Investment Operations	1 .34	0.30	(3 .78)	1.33	0 .97	0.87
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Total Dividends and Distributions	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Net Asset Value, End of Period	$ 6.63	$ 5.29	$ 4.99	$ 9.31	$ 8.68	$ 8.19
Total Return(c)	25 .33%(d)	6 .01%	(42 .82)%	16.33%	12 .12%	11 .63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,000	$ 14,907	$ 14,841	$ 27,431	$ 18,405	$ 9,483
Ratio of Expenses to Average Net Assets	1 .58%(e)	1 .59%	1 .85%	1.84%	1 .93%	2 .05%
Ratio of Gross Expenses to Average Net Assets(f)	1 .89%(e)	1.98%	–	–	–	2.14%
Ratio of Net Investment Income to Average Net Assets	(1 .24)%(e)	(1 .23)%	(1 .44)%	(1 .39)%	(1 .55)%	(1 .78)%
Portfolio Turnover Rate	81 .3%(e)	131 .8%	78 .0%	62.9%	80 .7%	53 .4%(g)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period	$ 6.03	$ 5.66	$ 10.39	$ 9.54	$ 8.88	$ 8.08
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .04)	(0 .05)	(0 .05)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .58	0 .41	(4 .14)	1 .60	1 .20	1 .08
Total From Investment Operations	1 .56	0.37	(4 .19)	1.55	1 .14	1.02
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Total Dividends and Distributions	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Net Asset Value, End of Period	$ 7.59	$ 6.03	$ 5.66	$ 10.39	$ 9.54	$ 8.88
Total Return	25 .87%(d)	6 .54%	(42 .29)%	17.22%	13 .13%	12 .73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 277,143	$ 271,187	$ 279,437	$ 577,388	$ 524,636	$ 387,864
Ratio of Expenses to Average Net Assets	1 .01%(e),(h)	1 .01%(h)	1 .01%	1.00%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	(0 .67)%(e)	(0 .65)%	(0 .60)%	(0 .54)%	(0 .62)%	(0 .72)%
Portfolio Turnover Rate	81 .3%(e)	131 .8%	78 .0%	62.9%	80 .7%	53 .4%(g)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND II
R-1 shares
Net Asset Value, Beginning of Period	$ 5.76	$ 5 .45	$ 10.12	$ 9 .38	$ 8 .81	$ 8 .10
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .05)	(0 .08)	(0 .12)	(0 .14)	(0 .14)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	1 .50	0 .39	(4 .01)	1 .58	1 .19	1 .07
Total From Investment Operations	1 .45	0.31	(4 .13)	1.44	1 .05	0.93
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Total Dividends and Distributions	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Net Asset Value, End of Period	$ 7.21	$ 5.76	$ 5.45	$ 10 .12	$ 9 .38	$ 8.81
Total Return	25 .17%(d)	5 .69%	(42 .85)%	16.29%	12 .17%	11 .57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,375	$ 1,212	$ 1,187	$ 1,945	$ 770	$ 57
Ratio of Expenses to Average Net Assets	1 .88%(e),(h)	1 .89%(h)	1 .89%	1.87%	1 .88%	1 .88%
Ratio of Net Investment Income to Average Net Assets	(1 .54)%(e)	(1 .52)%	(1 .48)%	(1 .43)%	(1 .50)%	(1 .61)%
Portfolio Turnover Rate	81 .3%(e)	131 .8%	78 .0%	62.9%	80 .7%	53 .4%(g)

See accompanying notes.

584

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND II
R-2 shares
Net Asset Value, Beginning of Period	$ 5.55	$ 5 .25	$ 9.75	$ 9.06	$ 8.51	$ 7.81
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	(0 .07)	(0 .10)	(0 .12)	(0 .12)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	1 .45	0 .37	(3 .86)	1.51	1 .15	1 .04
Total From Investment Operations	1 .41	0.30	(3 .96)	1.39	1 .03	0.92
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Total Dividends and Distributions	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Net Asset Value, End of Period	$ 6.96	$ 5.55	$ 5.25	$ 9.75	$ 9.06	$ 8.51
Total Return	25 .41%(d)	5 .71%	(42 .73)%	16.31%	12 .37%	11 .87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,847	$ 6,173	$ 6,520	$ 15,348	$ 13,230	$ 10,398
Ratio of Expenses to Average Net Assets	1 .75%(e),(h)	1 .76%(h)	1 .76%	1.74%	1 .75%	1 .75%
Ratio of Net Investment Income to Average Net Assets	(1 .41)%(e)	(1 .39)%	(1 .35)%	(1 .29)%	(1 .37)%	(1 .47)%
Portfolio Turnover Rate	81 .3%(e)	131 .8%	78 .0%	62.9%	80 .7%	53 .4%(g)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND II
R-3 shares
Net Asset Value, Beginning of Period	$ 5.71	$ 5 .40	$ 9.98	$ 9.24	$ 8.66	$ 7.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	(0 .06)	(0 .09)	(0 .10)	(0 .11)	(0 .11)
Net Realized and Unrealized Gain (Loss) on Investments	1 .50	0 .37	(3 .95)	1.54	1 .17	1 .06
Total From Investment Operations	1 .46	0.31	(4 .04)	1.44	1 .06	0.95
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Total Dividends and Distributions	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Net Asset Value, End of Period	$ 7.17	$ 5.71	$ 5.40	$ 9.98	$ 9.24	$ 8.66
Total Return	25 .57%(d)	5 .74%	(42 .54)%	16.55%	12 .52%	12 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,439	$ 6,620	$ 7,908	$ 17,704	$ 15,126	$ 10,969
Ratio of Expenses to Average Net Assets	1 .57%(e),(h)	1 .58%(h)	1 .58%	1.56%	1 .57%	1 .57%
Ratio of Net Investment Income to Average Net Assets	(1 .23)%(e)	(1 .21)%	(1 .17)%	(1 .11)%	(1 .19)%	(1 .30)%
Portfolio Turnover Rate	81 .3%(e)	131 .8%	78 .0%	62.9%	80 .7%	53 .4%(g)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND II
R-4 shares
Net Asset Value, Beginning of Period	$ 5.80	$ 5 .47	$ 10.09	$ 9 .31	$ 8 .70	$ 7 .96
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .05)	(0 .08)	(0 .09)	(0 .09)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	1 .51	0 .38	(4 .00)	1 .57	1 .18	1 .05
Total From Investment Operations	1 .48	0.33	(4 .08)	1.48	1 .09	0.96
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Total Dividends and Distributions	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Net Asset Value, End of Period	$ 7.28	$ 5.80	$ 5.47	$ 10 .09	$ 9 .31	$ 8.70
Total Return	25 .52%(d)	6 .03%	(42 .47)%	16.87%	12 .81%	12 .15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,807	$ 5,824	$ 5,468	$ 9,794	$ 5,463	$ 1,739
Ratio of Expenses to Average Net Assets	1 .38%(e),(h)	1 .39%(h)	1 .39%	1.37%	1 .38%	1 .38%
Ratio of Net Investment Income to Average Net Assets	(1 .04)%(e)	(1 .03)%	(0 .98)%	(0 .93)%	(0 .99)%	(1 .11)%
Portfolio Turnover Rate	81 .3%(e)	131 .8%	78 .0%	62.9%	80 .7%	53 .4%(g)

See accompanying notes.

585

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND II
R-5 shares
Net Asset Value, Beginning of Period	$ 5.88	$ 5.54	$ 10.21	$ 9.41	$ 8.78	$ 8.01
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .05)	(0 .07)	(0 .08)	(0 .08)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	1 .54	0 .39	(4 .06)	1.58	1 .19	1 .07
Total From Investment Operations	1 .51	0.34	(4 .13)	1.50	1 .11	0.99
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Total Dividends and Distributions	–	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Net Asset Value, End of Period	$ 7.39	$ 5.88	$ 5.54	$ 10.21	$ 9.41	$ 8.78
Total Return	25 .68%(d)	6 .14%	(42 .46)%	16.91%	12 .93%	12 .46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,309	$ 16,391	$ 18,828	$ 40,400	$ 28,224	$ 10,930
Ratio of Expenses to Average Net Assets	1 .26%(e),(h)	1 .27%(h)	1 .27%	1.25%	1 .26%	1 .26%
Ratio of Net Investment Income to Average Net Assets	(0 .92)%(e)	(0 .91)%	(0 .86)%	(0 .80)%	(0 .88)%	(0 .99)%
Portfolio Turnover Rate	81 .3%(e)	131 .8%	78 .0%	62.9%	80 .7%	53 .4%(g)

(a) Six months ended April 30, 2010.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Underwriter.
(g) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

586

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP S&P 600 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period	$ 11.04	$ 11.48	$ 18.74	$ 17.99	$ 15.99	$ 14.40
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .04	0 .09	0 .05	0 .02	–
Net Realized and Unrealized Gain (Loss) on Investments	3 .00	0 .34	(5 .78)	1 .81	2 .36	2 .00
Total From Investment Operations	3 .01	0.38	(5 .69)	1.86	2 .38	2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .09)	(0 .05)	(0 .02)	–	(0 .05)
Distributions from Realized Gains	–	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)
Total Dividends and Distributions	(0 .03)	(0 .82)	(1 .57)	(1 .11)	(0 .38)	(0 .41)
Net Asset Value, End of Period	$ 14.02	$ 11.04	$ 11.48	$ 18.74	$ 17.99	$ 15.99
Total Return(c)	27 .36%(d)	4 .55%	(32 .80)%	10.67%	15 .06%	13 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 84,642	$ 64,977	$ 60,133	$ 87,109	$ 73,824	$ 57,122
Ratio of Expenses to Average Net Assets	0 .83%(e)	0 .93%	0 .84%	0.82%	0 .89%	1 .00%
Ratio of Gross Expenses to Average Net Assets(f)	0 .88%(e)	0.98%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .19%(e)	0 .46%	0 .60%	0.29%	0 .13%	0 .01%
Portfolio Turnover Rate	30 .8%(e)	22 .8%	58 .8%	62.0%	56 .2%	43 .2%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP S&P 600 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 11.48	$ 11.91	$ 19.37	$ 18.58	$ 16.50	$ 14.73
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .12	0 .20	0 .18	0 .15	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	3 .11	0 .36	(5 .99)	1 .85	2 .44	2 .05
Total From Investment Operations	3 .16	0.48	(5 .79)	2.03	2 .59	2.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .18)	(0 .15)	(0 .15)	(0 .13)	(0 .06)
Distributions from Realized Gains	–	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)
Total Dividends and Distributions	(0 .11)	(0 .91)	(1 .67)	(1 .24)	(0 .51)	(0 .42)
Net Asset Value, End of Period	$ 14.53	$ 11.48	$ 11.91	$ 19.37	$ 18.58	$ 16.50
Total Return	27 .63%(d)	5 .40%	(32 .33)%	11.40%	15 .95%	15 .00%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 68,491	$ 201,800	$ 194,154	$ 235,208	$ 165,346	$ 99,202
Ratio of Expenses to Average Net Assets	0 .20%(e)	0 .19%	0 .16%	0.15%	0 .15%	0 .15%
Ratio of Gross Expenses to Average Net Assets(g)	0 .26%(e)	0.22%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .81%(e)	1 .18%	1 .28%	0.96%	0 .87%	0 .86%
Portfolio Turnover Rate	30 .8%(e)	22 .8%	58 .8%	62.0%	56 .2%	43 .2%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP S&P 600 INDEX FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 11.37	$ 11.77	$ 19.18	$ 18.41	$ 16.37	$ 14.81
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0 .03	0 .06	0 .01	–	–
Net Realized and Unrealized Gain (Loss) on Investments	3 .09	0 .37	(5 .94)	1 .85	2 .42	1 .97
Total From Investment Operations	3 .09	0.40	(5 .88)	1.86	2 .42	1.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .07)	(0 .01)	–	–	(0 .05)
Distributions from Realized Gains	–	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)
Total Dividends and Distributions	(0 .03)	(0 .80)	(1 .53)	(1 .09)	(0 .38)	(0 .41)
Net Asset Value, End of Period	$ 14.43	$ 11.37	$ 11.77	$ 19.18	$ 18.41	$ 16.37
Total Return	27 .18%(d)	4 .57%	(32 .98)%	10.44%	14 .96%	13 .40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,250	$ 5,360	$ 3,290	$ 4,520	$ 1,949	$ 122
Ratio of Expenses to Average Net Assets	1 .04%(e)	1 .04%	1 .04%	1.03%	1 .03%	1 .03%
Ratio of Net Investment Income to Average Net Assets	(0 .02)%(e)	0 .31%	0 .40%	0.08%	(0 .01)%	0 .01%
Portfolio Turnover Rate	30 .8%(e)	22 .8%	58 .8%	62.0%	56 .2%	43 .2%

See accompanying notes.

587

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP S&P 600 INDEX FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 11.54	$ 11.94	$ 19.42	$ 18.61	$ 16.53	$ 14.86
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .05	0 .08	0 .04	0 .02	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	3 .14	0 .36	(6 .01)	1 .87	2 .44	2 .06
Total From Investment Operations	3 .15	0.41	(5 .93)	1.91	2 .46	2.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .08)	(0 .03)	(0 .01)	–	(0 .05)
Distributions from Realized Gains	–	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)
Total Dividends and Distributions	(0 .03)	(0 .81)	(1 .55)	(1 .10)	(0 .38)	(0 .41)
Net Asset Value, End of Period	$ 14.66	$ 11.54	$ 11.94	$ 19.42	$ 18.61	$ 16.53
Total Return	27 .32%(d)	4 .58%	(32 .85)%	10.61%	15 .06%	14 .11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,155	$ 16,679	$ 14,810	$ 25,125	$ 22,868	$ 16,875
Ratio of Expenses to Average Net Assets	0 .91%(e)	0 .91%	0 .91%	0.90%	0 .90%	0 .90%
Ratio of Net Investment Income to Average Net Assets	0 .11%(e)	0 .46%	0 .53%	0.21%	0 .12%	0 .10%
Portfolio Turnover Rate	30 .8%(e)	22 .8%	58 .8%	62.0%	56 .2%	43 .2%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP S&P 600 INDEX FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 11.63	$ 12.04	$ 19.57	$ 18.75	$ 16.65	$ 14.94
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .07	0 .11	0 .07	0 .05	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	3 .17	0 .36	(6 .06)	1 .88	2 .46	2 .07
Total From Investment Operations	3 .19	0.43	(5 .95)	1.95	2 .51	2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .11)	(0 .06)	(0 .04)	(0 .03)	(0 .05)
Distributions from Realized Gains	–	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)
Total Dividends and Distributions	(0 .05)	(0 .84)	(1 .58)	(1 .13)	(0 .41)	(0 .41)
Net Asset Value, End of Period	$ 14.77	$ 11.63	$ 12.04	$ 19.57	$ 18.75	$ 16.65
Total Return	27 .51%(d)	4 .78%	(32 .74)%	10.78%	15 .26%	14 .32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 53,919	$ 41,150	$ 34,569	$ 50,068	$ 34,153	$ 24,278
Ratio of Expenses to Average Net Assets	0 .73%(e)	0 .73%	0 .73%	0.72%	0 .72%	0 .72%
Ratio of Net Investment Income to Average Net Assets	0 .29%(e)	0 .65%	0 .71%	0.39%	0 .30%	0 .29%
Portfolio Turnover Rate	30 .8%(e)	22 .8%	58 .8%	62.0%	56 .2%	43 .2%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP S&P 600 INDEX FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 11.71	$ 12.13	$ 19.70	$ 18.87	$ 16.75	$ 15.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .09	0 .14	0 .11	0 .09	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	3 .19	0 .36	(6 .10)	1 .89	2 .47	2 .08
Total From Investment Operations	3 .22	0.45	(5 .96)	2.00	2 .56	2.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .14)	(0 .09)	(0 .08)	(0 .06)	(0 .05)
Distributions from Realized Gains	–	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)
Total Dividends and Distributions	(0 .07)	(0 .87)	(1 .61)	(1 .17)	(0 .44)	(0 .41)
Net Asset Value, End of Period	$ 14.86	$ 11.71	$ 12.13	$ 19.70	$ 18.87	$ 16.75
Total Return	27 .59%(d)	4 .98%	(32 .61)%	10.99%	15 .51%	14 .55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,458	$ 28,218	$ 20,987	$ 17,278	$ 12,791	$ 7,214
Ratio of Expenses to Average Net Assets	0 .54%(e)	0 .54%	0 .54%	0.53%	0 .53%	0 .53%
Ratio of Net Investment Income to Average Net Assets	0 .48%(e)	0 .83%	0 .90%	0.59%	0 .49%	0 .48%
Portfolio Turnover Rate	30 .8%(e)	22 .8%	58 .8%	62.0%	56 .2%	43 .2%

See accompanying notes.

588

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP S&P 600 INDEX FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 11.75	$ 12.15	$ 19.74	$ 18.90	$ 16.78	$ 15.01
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .10	0 .16	0 .13	0 .11	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	3 .19	0 .38	(6 .12)	1 .90	2 .47	2 .08
Total From Investment Operations	3 .23	0.48	(5 .96)	2.03	2 .58	2.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .15)	(0 .11)	(0 .10)	(0 .08)	(0 .05)
Distributions from Realized Gains	–	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)
Total Dividends and Distributions	(0 .08)	(0 .88)	(1 .63)	(1 .19)	(0 .46)	(0 .41)
Net Asset Value, End of Period	$ 14.90	$ 11.75	$ 12.15	$ 19.74	$ 18.90	$ 16.78
Total Return	27 .63%(d)	5 .17%	(32 .56)%	11.16%	15 .63%	14 .69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 93,460	$ 71,575	$ 57,389	$ 90,876	$ 76,595	$ 50,828
Ratio of Expenses to Average Net Assets	0 .42%(e)	0 .42%	0 .42%	0.41%	0 .41%	0 .41%
Ratio of Net Investment Income to Average Net Assets	0 .60%(e)	0 .95%	1 .01%	0.70%	0 .61%	0 .59%
Portfolio Turnover Rate	30 .8%(e)	22 .8%	58 .8%	62.0%	56 .2%	43 .2%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

589

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period	$ 11.23	$ 11.91	$ 18.27	$ 18.67	$ 17.02	$ 15.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .05	0 .04	0 .06	0 .01	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	2 .81	(0 .72)	(4 .99)	0 .43	2 .92	2 .57
Total From Investment Operations	2 .82	(0 .67)	(4 .95)	0.49	2 .93	2.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .01)	(0 .08)	–	–	–
Distributions from Realized Gains	–	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)
Total Dividends and Distributions	(0 .04)	(0 .01)	(1 .41)	(0 .89)	(1 .28)	(1 .40)
Net Asset Value, End of Period	$ 14.01	$ 11.23	$ 11.91	$ 18.27	$ 18.67	$ 17.02
Total Return(c)	25 .15%(d)	(5 .59)%	(29 .08)%	2.57%	18 .12%	16 .63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 44,714	$ 36,827	$ 43,601	$ 70,236	$ 67,102	$ 46,466
Ratio of Expenses to Average Net Assets	1 .41%(e)	1 .46%	1 .38%	1.41%	1 .47%	1 .56%
Ratio of Gross Expenses to Average Net Assets(f)	1 .46%(e)	1 .51%	–	–	1 .47%	1 .56%
Ratio of Net Investment Income to Average Net Assets	0 .23%(e)	0 .47%	0 .30%	0.32%	0 .07%	(0 .19)%
Portfolio Turnover Rate	79 .0%(e)	97 .2%	101 .9%	112.8%(g)	97 .9%	133 .7%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 11.64	$ 12.37	$ 18.91	$ 19.32	$ 17.54	$ 16 .20
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .12	0 .14	0 .18	0 .14	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	2 .91	(0 .75)	(5 .17)	0 .44	3 .01	2 .63
Total From Investment Operations	2 .96	(0 .63)	(5 .03)	0.62	3 .15	2.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .10)	(0 .18)	(0 .14)	(0 .09)	–
Distributions from Realized Gains	–	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)
Total Dividends and Distributions	(0 .11)	(0 .10)	(1 .51)	(1 .03)	(1 .37)	(1 .40)
Net Asset Value, End of Period	$ 14.49	$ 11.64	$ 12.37	$ 18.91	$ 19.32	$ 17.54
Total Return	25 .63%(d)	(5 .01)%	(28 .61)%	3.17%	18 .99%	17 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 331,839	$ 304,482	$ 329,103	$ 443,376	$ 105,863	$ 46,908
Ratio of Expenses to Average Net Assets	0 .79%(e)	0 .78%	0 .76%	0.75%	0 .75%	0 .75%
Ratio of Net Investment Income to Average Net Assets	0 .86%(e)	1 .14%	0 .91%	0.92%	0 .79%	0 .64%
Portfolio Turnover Rate	79 .0%(e)	97 .2%	101 .9%	112.8%(g)	97 .9%	133 .7%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 11.46	$ 12.17	$ 18.63	$ 19.07	$ 17.39	$ 16.29
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0 .03	–	0 .02	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	2 .87	(0 .73)	(5 .09)	0 .43	2 .98	2 .54
Total From Investment Operations	2 .87	(0 .70)	(5 .09)	0.45	2 .96	2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .01)	(0 .04)	–	–	–
Distributions from Realized Gains	–	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)
Total Dividends and Distributions	(0 .03)	(0 .01)	(1 .37)	(0 .89)	(1 .28)	(1 .40)
Net Asset Value, End of Period	$ 14.30	$ 11.46	$ 12.17	$ 18.63	$ 19.07	$ 17.39
Total Return	25 .06%(d)	(5 .79)%	(29 .23)%	2.29%	17 .90%	15 .97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,150	$ 1,637	$ 1,261	$ 1,431	$ 1,058	$ 12
Ratio of Expenses to Average Net Assets	1 .64%(e)	1 .64%	1 .64%	1.63%	1 .63%	1 .63%
Ratio of Net Investment Income to Average Net Assets	0 .00%(e)	0 .27%	0 .03%	0.10%	(0 .09)%	(0 .27)%
Portfolio Turnover Rate	79 .0%(e)	97 .2%	101 .9%	112.8%(g)	97 .9%	133 .7%

See accompanying notes.

590

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 11.48	$ 12.17	$ 18.63	$ 19.05	$ 17.35	$ 16.14
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .04	0 .03	0 .05	0 .01	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	2 .86	(0 .73)	(5 .10)	0 .42	2 .97	2 .63
Total From Investment Operations	2 .87	(0 .69)	(5 .07)	0.47	2 .98	2.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	(0 .06)	–	–	–
Distributions from Realized Gains	–	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)
Total Dividends and Distributions	(0 .04)	–	(1 .39)	(0 .89)	(1 .28)	(1 .40)
Net Asset Value, End of Period	$ 14.31	$ 11.48	$ 12.17	$ 18.63	$ 19.05	$ 17.35
Total Return	25 .05%(d)	(5 .67)%	(29 .14)%	2.40%	18 .07%	16 .81%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,827	$ 5,538	$ 5,716	$ 8,117	$ 6,641	$ 3,266
Ratio of Expenses to Average Net Assets	1 .51%(e)	1 .51%	1 .51%	1.50%	1 .50%	1 .50%
Ratio of Net Investment Income to Average Net Assets	0 .13%(e)	0 .41%	0 .17%	0.24%	0 .04%	(0 .13)%
Portfolio Turnover Rate	79 .0%(e)	97 .2%	101 .9%	112.8%(g)	97 .9%	133 .7%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 11.60	$ 12.30	$ 18.83	$ 19.23	$ 17.47	$ 16.22
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .06	0 .05	0 .08	0 .04	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	2 .90	(0 .73)	(5 .16)	0 .43	3 .00	2 .64
Total From Investment Operations	2 .92	(0 .67)	(5 .11)	0.51	3 .04	2.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .03)	(0 .09)	(0 .02)	–	–
Distributions from Realized Gains	–	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)
Total Dividends and Distributions	(0 .06)	(0 .03)	(1 .42)	(0 .91)	(1 .28)	(1 .40)
Net Asset Value, End of Period	$ 14.46	$ 11.60	$ 12.30	$ 18.83	$ 19.23	$ 17.47
Total Return	25 .30%(d)	(5 .47)%	(29 .08)%	2.62%	18 .30%	16 .98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,293	$ 15,143	$ 9,695	$ 14,069	$ 9,385	$ 6,033
Ratio of Expenses to Average Net Assets	1 .33%(e)	1 .33%	1 .33%	1.32%	1 .32%	1 .32%
Ratio of Net Investment Income to Average Net Assets	0 .33%(e)	0 .55%	0 .35%	0.40%	0 .21%	0 .05%
Portfolio Turnover Rate	79 .0%(e)	97 .2%	101 .9%	112.8%(g)	97 .9%	133 .7%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 11.67	$ 12.38	$ 18.93	$ 19.34	$ 17.56	$ 16.27
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .09	0 .08	0 .12	0 .07	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	2 .91	(0 .74)	(5 .18)	0 .42	3 .02	2 .65
Total From Investment Operations	2 .94	(0 .65)	(5 .10)	0.54	3 .09	2.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .06)	(0 .12)	(0 .06)	(0 .03)	–
Distributions from Realized Gains	–	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)
Total Dividends and Distributions	(0 .07)	(0 .06)	(1 .45)	(0 .95)	(1 .31)	(1 .40)
Net Asset Value, End of Period	$ 14.54	$ 11.67	$ 12.38	$ 18.93	$ 19.34	$ 17.56
Total Return	25 .32%(d)	(5 .26)%	(28 .90)%	2.76%	18 .52%	17 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,748	$ 6,368	$ 7,085	$ 8,026	$ 4,406	$ 583
Ratio of Expenses to Average Net Assets	1 .14%(e)	1 .14%	1 .14%	1.13%	1 .13%	1 .13%
Ratio of Net Investment Income to Average Net Assets	0 .50%(e)	0 .79%	0 .53%	0.60%	0 .39%	0 .26%
Portfolio Turnover Rate	79 .0%(e)	97 .2%	101 .9%	112.8%(g)	97 .9%	133 .7%

See accompanying notes.

591

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 11.73	$ 12.44	$ 19.02	$ 19.42	$ 17.63	$ 16.31
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .10	0 .10	0 .13	0 .10	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	2 .93	(0 .75)	(5 .21)	0 .45	3 .02	2 .66
Total From Investment Operations	2 .97	(0 .65)	(5 .11)	0.58	3 .12	2.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .06)	(0 .14)	(0 .09)	(0 .05)	–
Distributions from Realized Gains	–	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)
Total Dividends and Distributions	(0 .09)	(0 .06)	(1 .47)	(0 .98)	(1 .33)	(1 .40)
Net Asset Value, End of Period	$ 14.61	$ 11.73	$ 12.44	$ 19.02	$ 19.42	$ 17.63
Total Return	25 .44%(d)	(5 .17)%	(28 .84)%	2.93%	18 .64%	17 .35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,099	$ 23,867	$ 25,204	$ 37,447	$ 18,180	$ 10,672
Ratio of Expenses to Average Net Assets	1 .02%(e)	1 .02%	1 .02%	1.01%	1 .01%	1 .01%
Ratio of Net Investment Income to Average Net Assets	0 .62%(e)	0 .90%	0 .66%	0.70%	0 .53%	0 .37%
Portfolio Turnover Rate	79 .0%(e)	97 .2%	101 .9%	112.8%(g)	97 .9%	133 .7%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

See accompanying notes.

592

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 10.82	$ 11.16	$ 18.42	$ 18.99	$ 17.37	$ 15.95
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .10	0 .15	0 .11	0 .10	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	3 .03	(0 .30)	(5 .93)	0 .46	2 .90	2 .26
Total From Investment Operations	3 .07	(0 .20)	(5 .78)	0.57	3 .00	2.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .14)	(0 .12)	(0 .09)	(0 .07)	(0 .03)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .12)	(0 .14)	(1 .48)	(1 .14)	(1 .38)	(0 .93)
Net Asset Value, End of Period	$ 13.77	$ 10.82	$ 11.16	$ 18.42	$ 18.99	$ 17.37
Total Return	28 .62%(c)	(1 .69)%	(33 .76)%	2.97%	18 .31%	15 .04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 125,783	$ 189,525	$ 280,140	$ 394,734	$ 357,882	$ 202,697
Ratio of Expenses to Average Net Assets	1 .03%(d),(e)	1 .03%(e)	1 .02%	1.00%	1 .00%	1 .00%
Ratio of Gross Expenses to Average Net Assets(f)	1 .06%(d)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .70%(d)	1 .06%	1 .06%	0.60%	0 .57%	0 .52%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63.2%	60 .4%	43 .1%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
R-1 shares
Net Asset Value, Beginning of Period	$ 10.66	$ 10 .94	$ 18.11	$ 18 .75	$ 17 .24	$ 16 .04
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	0 .01	0 .02	(0 .05)	(0 .05)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	3 .00	(0 .29)	(5 .83)	0 .46	2 .87	2 .17
Total From Investment Operations	2 .99	(0 .28)	(5 .81)	0.41	2 .82	2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .04)	–	(1 .36)	(1 .05)	(1 .31)	(0 .92)
Net Asset Value, End of Period	$ 13.61	$ 10.66	$ 10.94	$ 18 .11	$ 18 .75	$ 17.24
Total Return	28 .13%(c)	(2 .56)%	(34 .37)%	2.11%	17 .26%	13 .45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,332	$ 1,852	$ 1,509	$ 2,937	$ 2,490	$ 130
Ratio of Expenses to Average Net Assets	1 .91%(d),(e)	1 .89%(e)	1 .90%	1.88%	1 .88%	1 .88%
Ratio of Net Investment Income to Average Net Assets	(0 .24)%(d)	0 .15%	0 .17%	(0 .28)%	(0 .29)%	(0 .30)%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63.2%	60 .4%	43 .1%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
R-2 shares
Net Asset Value, Beginning of Period	$ 10.55	$ 10 .84	$ 17.94	$ 18.57	$ 17.07	$ 15.78
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	0 .03	0 .04	(0 .03)	(0 .03)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	2 .98	(0 .30)	(5 .77)	0.45	2 .84	2 .25
Total From Investment Operations	2 .97	(0 .27)	(5 .73)	0.42	2 .81	2.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .02)	(0 .01)	–	–	(0 .02)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .05)	(0 .02)	(1 .37)	(1 .05)	(1 .31)	(0 .92)
Net Asset Value, End of Period	$ 13.47	$ 10.55	$ 10.84	$ 17.94	$ 18.57	$ 17.07
Total Return	28 .20%(c)	(2 .44)%	(34 .25)%	2.18%	17 .39%	14 .27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,349	$ 5,528	$ 6,494	$ 12,723	$ 19,158	$ 14,395
Ratio of Expenses to Average Net Assets	1 .78%(d),(e)	1 .77%(e)	1 .77%	1.75%	1 .75%	1 .75%
Ratio of Net Investment Income to Average Net Assets	(0 .11)%(d)	0 .31%	0 .31%	(0 .16)%	(0 .19)%	(0 .23)%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63.2%	60 .4%	43 .1%

See accompanying notes.

593

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
R-3 shares
Net Asset Value, Beginning of Period	$ 10.63	$ 10 .95	$ 18.11	$ 18.70	$ 17.15	$ 15.83
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0 .05	0 .07	0.01	–	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	3 .00	(0 .31)	(5 .83)	0.45	2 .86	2 .25
Total From Investment Operations	3 .00	(0 .26)	(5 .76)	0.46	2 .86	2.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .06)	(0 .04)	–	–	(0 .02)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .06)	(0 .06)	(1 .40)	(1 .05)	(1 .31)	(0 .92)
Net Asset Value, End of Period	$ 13.57	$ 10.63	$ 10.95	$ 18.11	$ 18.70	$ 17.15
Total Return	28 .34%(c)	(2 .30)%	(34 .15)%	2.39%	17 .62%	14 .43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,430	$ 8,191	$ 11,309	$ 19,382	$ 22,791	$ 12,127
Ratio of Expenses to Average Net Assets	1 .60%(d),(e)	1 .59%(e)	1 .59%	1.57%	1 .57%	1 .57%
Ratio of Net Investment Income to Average Net Assets	0 .08%(d)	0 .52%	0 .50%	0.03%	0 .00%	(0 .05)%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63.2%	60 .4%	43 .1%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
R-4 shares
Net Asset Value, Beginning of Period	$ 10.75	$ 11 .07	$ 18.28	$ 18 .85	$ 17 .25	$ 15 .90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .06	0 .10	0 .04	0 .04	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	3 .01	(0 .29)	(5 .89)	0 .46	2 .88	2 .25
Total From Investment Operations	3 .03	(0 .23)	(5 .79)	0.50	2 .92	2.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .09)	(0 .06)	(0 .02)	(0 .01)	(0 .03)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .08)	(0 .09)	(1 .42)	(1 .07)	(1 .32)	(0 .93)
Net Asset Value, End of Period	$ 13.70	$ 10.75	$ 11.07	$ 18 .28	$ 18 .85	$ 17.25
Total Return	28 .36%(c)	(2 .05)%	(33 .99)%	2.57%	17 .87%	14 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,973	$ 6,037	$ 5,929	$ 9,045	$ 4,794	$ 2,269
Ratio of Expenses to Average Net Assets	1 .41%(d),(e)	1 .40%(e)	1 .40%	1.38%	1 .38%	1 .38%
Ratio of Net Investment Income to Average Net Assets	0 .27%(d)	0 .67%	0 .67%	0.22%	0 .20%	0 .15%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63.2%	60 .4%	43 .1%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
R-5 shares
Net Asset Value, Beginning of Period	$ 10.76	$ 11.10	$ 18.32	$ 18.89	$ 17.29	$ 15.91
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .08	0 .11	0.07	0 .06	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	3 .03	(0 .32)	(5 .89)	0.45	2 .88	2 .27
Total From Investment Operations	3 .06	(0 .24)	(5 .78)	0.52	2 .94	2.31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .10)	(0 .08)	(0 .04)	(0 .03)	(0 .03)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .10)	(0 .10)	(1 .44)	(1 .09)	(1 .34)	(0 .93)
Net Asset Value, End of Period	$ 13.72	$ 10.76	$ 11.10	$ 18.32	$ 18.89	$ 17.29
Total Return	28 .57%(c)	(2 .05)%	(33 .89)%	2.69%	17 .97%	14 .78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,950	$ 14,870	$ 15,237	$ 26,176	$ 19,682	$ 11,704
Ratio of Expenses to Average Net Assets	1 .29%(d),(e)	1 .28%(e)	1 .28%	1.26%	1 .26%	1 .26%
Ratio of Net Investment Income to Average Net Assets	0 .42%(d)	0 .78%	0 .79%	0.35%	0 .31%	0 .26%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63.2%	60 .4%	43 .1%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes expense reimbursement from Manager.

See accompanying notes.

594

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009(b)
SMALLCAP VALUE FUND II
Class J shares
Net Asset Value, Beginning of Period	$ 6.84	$ 4.14
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .02)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	2 .15	2 .72
Total From Investment Operations	2 .13	2.70
Net Asset Value, End of Period	$ 8.97	$ 6.84
Total Return(d)	31 .14%(e)	65 .22%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,153	$ 7,791
Ratio of Expenses to Average Net Assets	1 .93%(f),(g)	1 .93%(f),(g)
Ratio of Gross Expenses to Average Net Assets(h)	2 .03%(f)	2 .61%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .58)%(f)	(0 .52)%(f)
Portfolio Turnover Rate	49 .2%(f)	79 .1%(f)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period	$ 6.87	$ 6.97	$ 13.07	$ 13.98	$ 12.12	$ 10.35
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .01	0 .03	0 .05	0 .04	0 .06	–
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	0 .50	(4 .36)	0 .42	2 .36	1 .81
Total From Investment Operations	2 .18	0.53	(4 .31)	0.46	2 .42	1.81
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .05)	(0 .03)	(0 .07)	–	–
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	(0 .03)	(0 .63)	(1 .79)	(1 .37)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 9.02	$ 6.87	$ 6.97	$ 13.07	$ 13.98	$ 12.12
Total Return	31 .75%(e)	10 .02%	(37 .60)%	3.28%	20 .61%	17 .55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 723,454	$ 319,448	$ 160,758	$ 343,408	$ 359,928	$ 293,375
Ratio of Expenses to Average Net Assets	0 .99%(f),(g)	1 .01%(g)	1 .02%	1.00%	1 .00%	1 .00%
Ratio of Gross Expenses to Average Net Assets(i)	1 .02%(f)	1.03%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .32%(f)	0 .43%	0 .57%	0.27%	0 .49%	(0 .03)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58.7%	40 .4%	50 .8%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
R-1 shares
Net Asset Value, Beginning of Period	$ 6.64	$ 6 .75	$ 12.78	$ 13 .75	$ 12 .02	$ 10 .40
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .02)	(0 .03)	(0 .03)	(0 .09)	(0 .04)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	2 .08	0 .50	(4 .24)	0 .42	2 .33	1 .76
Total From Investment Operations	2 .06	0.47	(4 .27)	0.33	2 .29	1.66
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 8.70	$ 6.64	$ 6.75	$ 12 .78	$ 13 .75	$ 12.02
Total Return	31 .02%(e)	9 .18%	(38 .13)%	2.32%	19 .67%	15 .97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,307	$ 741	$ 229	$ 321	$ 129	$ 12
Ratio of Expenses to Average Net Assets	1 .87%(f),(g)	1 .88%(g)	1 .90%	1.88%	1 .88%	1 .88%
Ratio of Net Investment Income to Average Net Assets	(0 .53)%(f)	(0 .45)%	(0 .33)%	(0 .72)%	(0 .34)%	(0 .85)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

See accompanying notes.

595

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
R-2 shares
Net Asset Value, Beginning of Period	$ 6.65	$ 6 .76	$ 12.77	$ 13 .72	$ 11 .99	$ 10 .32
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .01)	(0 .02)	(0 .02)	(0 .07)	(0 .03)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	2 .09	0 .49	(4 .23)	0 .42	2 .32	1 .80
Total From Investment Operations	2 .08	0.47	(4 .25)	0.35	2 .29	1.71
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 8.73	$ 6.65	$ 6.76	$ 12 .77	$ 13 .72	$ 11.99
Total Return	31 .28%(e)	9 .16%	(37 .99)%	2.49%	19 .72%	16 .58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,211	$ 2,226	$ 857	$ 1,721	$ 705	$ 503
Ratio of Expenses to Average Net Assets	1 .74%(f),(g)	1 .75%(g)	1 .77%	1.75%	1 .75%	1 .75%
Ratio of Net Investment Income to Average Net Assets	(0 .38)%(f)	(0 .31)%	(0 .18)%	(0 .56)%	(0 .27)%	(0 .75)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
R-3 shares
Net Asset Value, Beginning of Period	$ 6.74	$ 6.83	$ 12.87	$ 13.79	$ 12 .03	$ 10 .33
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .01)	(0 .01)	–	(0 .08)	(0 .01)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	2 .12	0 .50	(4 .28)	0 .46	2 .33	1 .81
Total From Investment Operations	2 .11	0.49	(4 .28)	0.38	2 .32	1.74
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	–
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 8.85	$ 6.74	$ 6.83	$ 12.87	$ 13 .79	$ 12.03
Total Return	31 .31%(e)	9 .42%	(37 .92)%	2.71%	19 .91%	16 .85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,809	$ 10,045	$ 5,552	$ 12,654	$ 3,772	$ 3,235
Ratio of Expenses to Average Net Assets	1 .56%(f),(g)	1 .57%(g)	1 .59%	1.57%	1 .57%	1 .57%
Ratio of Net Investment Income to Average Net Assets	(0 .19)%(f)	(0 .13)%	0 .00%	(0 .60)%	(0 .10)%	(0 .62)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58.7%	40 .4%	50 .8%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
R-4 shares
Net Asset Value, Beginning of Period	$ 6.78	$ 6 .88	$ 12.94	$ 13 .85	$ 12 .05	$ 10 .34
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	–	0 .02	(0 .02)	0 .01	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	2 .13	0 .51	(4 .32)	0 .42	2 .35	1 .81
Total From Investment Operations	2 .13	0.51	(4 .30)	0.40	2 .36	1.75
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .03)	–	(0 .01)	–	–
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	–	(0 .61)	(1 .76)	(1 .31)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 8.91	$ 6.78	$ 6.88	$ 12 .94	$ 13 .85	$ 12.05
Total Return	31 .49%(e)	9 .71%	(37 .85)%	2.89%	20 .22%	16 .95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,888	$ 2,456	$ 1,973	$ 1,993	$ 1,231	$ 669
Ratio of Expenses to Average Net Assets	1 .37%(f),(g)	1 .38%(g)	1 .40%	1.38%	1 .38%	1 .38%
Ratio of Net Investment Income to Average Net Assets	0 .03%(f)	0 .08%	0 .18%	(0 .15)%	0 .10%	(0 .56)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

See accompanying notes.

596

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
R-5 shares
Net Asset Value, Beginning of Period	$ 6.82	$ 6 .92	$ 12.99	$ 13 .90	$ 12 .08	$ 10 .34
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	0 .01	0 .03	(0 .02)	0 .03	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	2 .15	0 .51	(4 .33)	0 .44	2 .35	1 .81
Total From Investment Operations	2 .15	0.52	(4 .30)	0.42	2 .38	1.78
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .04)	(0 .01)	(0 .03)	–	–
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	(0 .01)	(0 .62)	(1 .77)	(1 .33)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 8.96	$ 6.82	$ 6.92	$ 12 .99	$ 13 .90	$ 12.08
Total Return	31 .60%(e)	9 .76%	(37 .75)%	3.02%	20 .34%	17 .25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,218	$ 7,404	$ 4,026	$ 3,703	$ 1,170	$ 123
Ratio of Expenses to Average Net Assets	1 .25%(f),(g)	1 .26%(g)	1 .28%	1.26%	1 .26%	1 .26%
Ratio of Net Investment Income to Average Net Assets	0 .11%(f)	0 .19%	0 .28%	(0 .18)%	0 .23%	(0 .28)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

(a)	Six months ended April 30, 2010.
(b)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager and/or Underwriter.
(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

597

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid	Beginning
	Beginning	Ending	During Period	Account	Ending	Expenses Paid
	Account Value	Account	November 1,	Value	Account	During Period	Annualized
	November 1,	Value April	2009 to April	November 1,	Value April	November 1, 2009 to	Expense
	2009	30, 2010	30, 2010(a)	2009	30, 2010	April 30, 2010(a)	Ratio
Bond & Mortgage Securities Fund
Class J	$1,000.00	$1,064.06	$5.68	$1,000.00	$1,019.29	$5.56	1.11%
Institutional	1,000.00	1,067.52	2.72	1,000.00	1,022.17	2.66	0.53
R-1	1,000.00	1,062.89	7.21	1,000.00	1,017.80	7.05	1.41
R-2	1,000.00	1,063.02	6.55	1,000.00	1,018.45	6.41	1.28
R-3	1,000.00	1,063.76	5.63	1,000.00	1,019.34	5.51	1.10
R-4	1,000.00	1,065.85	4.66	1,000.00	1,020.28	4.56	0.91
R-5	1,000.00	1,065.32	4.05	1,000.00	1,020.88	3.96	0.79

Core Plus Bond Fund I
Institutional	1,000.00	1,031.75	2.87	1,000.00	1,021.97	2.86	0.57
R-1	1,000.00	1,027.09	7.29	1,000.00	1,017.60	7.25	1.45
R-2	1,000.00	1,027.35	6.64	1,000.00	1,018.25	6.61	1.32
R-3	1,000.00	1,028.36	5.73	1,000.00	1,019.14	5.71	1.14
R-4	1,000.00	1,028.76	4.78	1,000.00	1,020.08	4.76	0.95
R-5	1,000.00	1,029.78	4.18	1,000.00	1,020.68	4.16	0.83

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid	Beginning
	Beginning	Ending	During Period	Account	Ending	Expenses Paid
	Account Value	Account	November 1,	Value	Account	During Period	Annualized
	November 1,	Value April	2009 to April	November 1,	Value April	November 1, 2009 to	Expense
	2009	30, 2010	30, 2010(a)	2009	30, 2010	April 30, 2010(a)	Ratio
Disciplined LargeCap Blend Fund
Institutional	$1,000.00	$1,145.34	$3.09	$1,000.00	$1,021.92	$2.91	0.58%
R-1	1,000.00	1,140.44	7.75	1,000.00	1,017.55	7.30	1.46
R-2	1,000.00	1,141.69	7.06	1,000.00	1,018.20	6.66	1.33
R-3	1,000.00	1,142.80	6.11	1,000.00	1,019.09	5.76	1.15
R-4	1,000.00	1,142.68	5.10	1,000.00	1,020.03	4.81	0.96
R-5	1,000.00	1,144.40	4.47	1,000.00	1,020.63	4.21	0.84

Diversified International Fund
Class J	1,000.00	1,059.44	7.76	1,000.00	1,017.26	7.60	1.52
Institutional	1,000.00	1,062.19	4.70	1,000.00	1,020.23	4.61	0.92
R-1	1,000.00	1,058.62	9.14	1,000.00	1,015.92	8.95	1.79
R-2	1,000.00	1,059.30	8.48	1,000.00	1,016.56	8.30	1.66
R-3	1,000.00	1,059.67	7.56	1,000.00	1,017.46	7.40	1.48
R-4	1,000.00	1,061.71	6.59	1,000.00	1,018.40	6.46	1.29
R-5	1,000.00	1,070.47	6.01	1,000.00	1,018.99	5.86	1.17

Equity Income Fund
Institutional	1,000.00	1,149.12	2.77	1,000.00	1,022.22	2.61	0.52
R-1	1,000.00	1,054.96	2.35 (b)	1,000.00	1,017.90	6.95	1.39
R-2	1,000.00	1,055.70	2.13 (b)	1,000.00	1,018.55	6.31	1.26
R-3	1,000.00	1,055.83	1.82 (b)	1,000.00	1,019.44	5.41	1.08
R-4	1,000.00	1,055.96	1.50 (b)	1,000.00	1,020.38	4.46	0.89
R-5	1,000.00	1,056.06	1.30 (b)	1,000.00	1,020.98	3.86	0.77

Global Diversified Income Fund
Institutional	1,000.00	1,125.68	4.53	1,000.00	1,020.53	4.31	0.86

Global Real Estate Securities Fund
Institutional	1,000.00	1,146.46	5.06	1,000.00	1,020.08	4.76	0.95

Government & High Quality Bond
Fund
Class J	1,000.00	1,029.23	5.03	1,000.00	1,019.84	5.01	1.00
Institutional	1,000.00	1,030.83	2.57	1,000.00	1,022.27	2.56	0.51
R-1	1,000.00	1,026.82	6.48	1,000.00	1,018.40	6.46	1.29
R-2	1,000.00	1,027.49	5.83	1,000.00	1,019.04	5.81	1.16
R-3	1,000.00	1,028.41	4.93	1,000.00	1,019.93	4.91	0.98
R-4	1,000.00	1,029.38	3.98	1,000.00	1,020.88	3.96	0.79
R-5	1,000.00	1,030.92	3.37	1,000.00	1,021.47	3.36	0.67

High Quality Intermediate-Term
Bond Fund
Class J	1,000.00	1,047.79	6.45	1,000.00	1,018.50	6.36	1.27
Institutional	1,000.00	1,052.59	2.29	1,000.00	1,022.56	2.26	0.45
R-1	1,000.00	1,047.93	7.26	1,000.00	1,017.70	7.15	1.43
R-2	1,000.00	1,049.21	6.61	1,000.00	1,018.35	6.51	1.30
R-3	1,000.00	1,049.08	5.69	1,000.00	1,019.24	5.61	1.12
R-4	1,000.00	1,050.90	4.73	1,000.00	1,020.18	4.66	0.93
R-5	1,000.00	1,050.52	4.12	1,000.00	1,020.78	4.06	0.81

High Yield Fund
Institutional	1,000.00	1,103.37	2.87	1,000.00	1,022.07	2.76	0.55

High Yield Fund I
Institutional	1,000.00	1,117.31	3.41	1,000.00	1,021.57	3.26	0.65

Income Fund
Class J	1,000.00	1,044.04	5.57	1,000.00	1,019.34	5.51	1.10
Institutional	1,000.00	1,047.04	2.64	1,000.00	1,022.22	2.61	0.52
R-1	1,000.00	1,023.31	2.33 (b)	1,000.00	1,017.85	7.00	1.40
R-2	1,000.00	1,023.59	2.11 (b)	1,000.00	1,018.50	6.36	1.27
R-3	1,000.00	1,023.87	1.81 (b)	1,000.00	1,019.39	5.46	1.09
R-4	1,000.00	1,024.18	1.50 (b)	1,000.00	1,020.33	4.51	0.90
R-5	1,000.00	1,024.43	1.30 (b)	1,000.00	1,020.93	3.91	0.78

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid	Beginning
	Beginning	Ending	During Period	Account	Ending	Expenses Paid
	Account Value	Account	November 1,	Value	Account	During Period	Annualized
	November 1,	Value April	2009 to April	November 1,	Value April	November 1, 2009 to	Expense
	2009	30, 2010	30, 2010(a)	2009	30, 2010	April 30, 2010(a)	Ratio
Inflation Protection Fund
Class J	$1,000.00	$1,037.05	$5.81	$1,000.00	$1,019.09	$5.76	1.15%
Institutional	1,000.00	1,040.47	2.07	1,000.00	1,022.76	2.06	0.41
R-1	1,000.00	1,035.43	6.51	1,000.00	1,018.40	6.46	1.29
R-2	1,000.00	1,035.85	5.86	1,000.00	1,019.04	5.81	1.16
R-3	1,000.00	1,037.67	4.95	1,000.00	1,019.93	4.91	0.98
R-4	1,000.00	1,038.18	3.99	1,000.00	1,020.88	3.96	0.79
R-5	1,000.00	1,038.46	3.39	1,000.00	1,021.47	3.36	0.67

International Emerging Markets
Fund
Class J	1,000.00	1,129.17	9.61	1,000.00	1,015.77	9.10	1.82
Institutional	1,000.00	1,132.24	6.61	1,000.00	1,018.60	6.26	1.25
R-1	1,000.00	1,127.82	11.13	1,000.00	1,014.33	10.54	2.11
R-2	1,000.00	1,127.96	10.45	1,000.00	1,014.98	9.89	1.98
R-3	1,000.00	1,129.19	9.50	1,000.00	1,015.87	9.00	1.80
R-4	1,000.00	1,130.14	8.50	1,000.00	1,016.81	8.05	1.61
R-5	1,000.00	1,131.14	7.87	1,000.00	1,017.41	7.45	1.49

International Fund I
Institutional	1,000.00	1,025.24	5.47	1,000.00	1,019.39	5.46	1.09
R-1	1,000.00	1,019.56	9.81	1,000.00	1,015.08	9.79	1.96
R-2	1,000.00	1,021.26	9.17	1,000.00	1,015.72	9.15	1.83
R-3	1,000.00	1,021.99	8.27	1,000.00	1,016.61	8.25	1.65
R-4	1,000.00	1,022.55	7.32	1,000.00	1,017.55	7.30	1.46
R-5	1,000.00	1,023.37	6.72	1,000.00	1,018.15	6.71	1.34

International Growth Fund
Class J	1,000.00	1,061.69	8.49	1,000.00	1,016.56	8.30	1.66
Institutional	1,000.00	1,063.48	5.17	1,000.00	1,019.79	5.06	1.01
R-1	1,000.00	1,059.96	9.60	1,000.00	1,015.47	9.39	1.88
R-2	1,000.00	1,060.07	8.94	1,000.00	1,016.12	8.75	1.75
R-3	1,000.00	1,061.45	8.02	1,000.00	1,017.01	7.85	1.57
R-4	1,000.00	1,062.22	7.06	1,000.00	1,017.95	6.90	1.38
R-5	1,000.00	1,064.03	6.45	1,000.00	1,018.55	6.31	1.26

International Value Fund I
Institutional	1,000.00	1,036.91	5.50	1,000.00	1,019.39	5.46	1.09

LargeCap Blend Fund I
Class J	1,000.00	1,153.41	6.09	1,000.00	1,019.14	5.71	1.14
Institutional	1,000.00	1,157.01	2.35	1,000.00	1,022.61	2.21	0.44
R-1	1,000.00	1,153.37	7.05	1,000.00	1,018.25	6.61	1.32
R-2	1,000.00	1,153.44	6.35	1,000.00	1,018.89	5.96	1.19
R-3	1,000.00	1,154.07	5.39	1,000.00	1,019.79	5.06	1.01
R-4	1,000.00	1,155.61	4.38	1,000.00	1,020.73	4.11	0.82
R-5	1,000.00	1,156.50	3.74	1,000.00	1,021.32	3.51	0.70

LargeCap Blend Fund II
Class J	1,000.00	1,152.96	6.89	1,000.00	1,018.40	6.46	1.29
Institutional	1,000.00	1,156.54	4.06	1,000.00	1,021.03	3.81	0.76
R-1	1,000.00	1,152.45	8.59	1,000.00	1,016.81	8.05	1.61
R-2	1,000.00	1,152.76	7.90	1,000.00	1,017.46	7.40	1.48
R-3	1,000.00	1,154.30	6.94	1,000.00	1,018.35	6.51	1.30
R-4	1,000.00	1,155.74	5.93	1,000.00	1,019.29	5.56	1.11
R-5	1,000.00	1,156.42	5.29	1,000.00	1,019.89	4.96	0.99

LargeCap Growth Fund
Class J	1,000.00	1,183.95	7.04	1,000.00	1,018.35	6.51	1.30
Institutional	1,000.00	1,186.03	3.47	1,000.00	1,021.62	3.21	0.64
R-1	1,000.00	1,181.52	8.17	1,000.00	1,017.31	7.55	1.51
R-2	1,000.00	1,182.26	7.47	1,000.00	1,017.95	6.90	1.38
R-3	1,000.00	1,191.72	6.52	1,000.00	1,018.84	6.01	1.20
R-4	1,000.00	1,185.19	5.47	1,000.00	1,019.79	5.06	1.01
R-5	1,000.00	1,185.65	4.82	1,000.00	1,020.38	4.46	0.89

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid	Beginning
	Beginning	Ending	During Period	Account	Ending	Expenses Paid
	Account Value	Account	November 1,	Value	Account	During Period	Annualized
	November 1,	Value April	2009 to April	November 1,	Value April	November 1, 2009 to	Expense
	2009	30, 2010	30, 2010(a)	2009	30, 2010	April 30, 2010(a)	Ratio
LargeCap Growth Fund I
Class J	$1,000.00	$1,178.13	$7.61	$1,000.00	$1,017.80	$7.05	1.41%
Institutional	1,000.00	1,183.12	3.68	1,000.00	1,021.42	3.41	0.68
R-1	1,000.00	1,177.78	8.42	1,000.00	1,017.06	7.80	1.56
R-2	1,000.00	1,179.06	7.73	1,000.00	1,017.70	7.15	1.43
R-3	1,000.00	1,180.35	6.76	1,000.00	1,018.60	6.26	1.25
R-4	1,000.00	1,180.35	5.73	1,000.00	1,019.54	5.31	1.06
R-5	1,000.00	1,182.34	5.09	1,000.00	1,020.13	4.71	0.94

LargeCap Growth Fund II
Class J	1,000.00	1,136.66	8.53	1,000.00	1,016.81	8.05	1.61
Institutional	1,000.00	1,140.60	4.88	1,000.00	1,020.23	4.61	0.92
R-1	1,000.00	1,135.26	9.53	1,000.00	1,015.87	9.00	1.80
R-2	1,000.00	1,136.36	8.85	1,000.00	1,016.51	8.35	1.67
R-3	1,000.00	1,137.13	7.90	1,000.00	1,017.41	7.45	1.49
R-4	1,000.00	1,137.46	6.89	1,000.00	1,018.35	6.51	1.30
R-5	1,000.00	1,138.74	6.26	1,000.00	1,018.94	5.91	1.18

LargeCap S&P 500 Index Fund
Class J	1,000.00	1,151.78	3.79	1,000.00	1,021.27	3.56	0.71
Institutional	1,000.00	1,155.78	1.07	1,000.00	1,023.80	1.00	0.20
R-1	1,000.00	1,150.39	5.55	1,000.00	1,019.64	5.21	1.04
R-2	1,000.00	1,150.56	4.85	1,000.00	1,020.28	4.56	0.91
R-3	1,000.00	1,152.00	3.90	1,000.00	1,021.17	3.66	0.73
R-4	1,000.00	1,153.25	2.88	1,000.00	1,022.12	2.71	0.54
R-5	1,000.00	1,153.45	2.24	1,000.00	1,022.71	2.11	0.42

LargeCap Value Fund
Class J	1,000.00	1,162.92	5.95	1,000.00	1,019.29	5.56	1.11
Institutional	1,000.00	1,166.63	2.47	1,000.00	1,022.51	2.31	0.46
R-1	1,000.00	1,162.46	7.08	1,000.00	1,018.25	6.61	1.32
R-2	1,000.00	1,162.92	6.38	1,000.00	1,018.89	5.96	1.19
R-3	1,000.00	1,163.37	5.42	1,000.00	1,019.79	5.06	1.01
R-4	1,000.00	1,165.74	4.40	1,000.00	1,020.73	4.11	0.82
R-5	1,000.00	1,164.89	3.76	1,000.00	1,021.32	3.51	0.70

LargeCap Value Fund I
Institutional	1,000.00	1,152.21	4.11	1,000.00	1,020.98	3.86	0.77
R-1	1,000.00	1,146.61	8.78	1,000.00	1,016.61	8.25	1.65
R-2	1,000.00	1,149.32	8.10	1,000.00	1,017.26	7.60	1.52
R-3	1,000.00	1,149.40	7.14	1,000.00	1,018.15	6.71	1.34
R-4	1,000.00	1,150.57	6.13	1,000.00	1,019.09	5.76	1.15
R-5	1,000.00	1,151.52	5.49	1,000.00	1,019.69	5.16	1.03

LargeCap Value Fund III
Class J	1,000.00	1,159.94	7.44	1,000.00	1,017.90	6.95	1.39
Institutional	1,000.00	1,163.06	4.13	1,000.00	1,020.98	3.86	0.77
R-1	1,000.00	1,158.36	8.83	1,000.00	1,016.61	8.25	1.65
R-2	1,000.00	1,158.87	8.14	1,000.00	1,017.26	7.60	1.52
R-3	1,000.00	1,160.08	7.18	1,000.00	1,018.15	6.71	1.34
R-4	1,000.00	1,161.31	6.16	1,000.00	1,019.09	5.76	1.15
R-5	1,000.00	1,160.63	5.52	1,000.00	1,019.69	5.16	1.03

MidCap Blend Fund
Class J	1,000.00	1,209.63	6.79	1,000.00	1,018.65	6.21	1.24
Institutional	1,000.00	1,212.91	3.57	1,000.00	1,021.57	3.26	0.65
R-1	1,000.00	1,207.95	8.32	1,000.00	1,017.26	7.60	1.52
R-2	1,000.00	1,208.79	7.61	1,000.00	1,017.90	6.95	1.39
R-3	1,000.00	1,209.52	6.63	1,000.00	1,018.79	6.06	1.21
R-4	1,000.00	1,210.53	5.59	1,000.00	1,019.74	5.11	1.02
R-5	1,000.00	1,212.02	4.94	1,000.00	1,020.33	4.51	0.90

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid	Beginning
	Beginning	Ending	During Period	Account	Ending	Expenses Paid
	Account Value	Account	November 1,	Value	Account	During Period	Annualized
	November 1,	Value April	2009 to April	November 1,	Value April	November 1, 2009 to	Expense
	2009	30, 2010	30, 2010(a)	2009	30, 2010	April 30, 2010(a)	Ratio
MidCap Growth Fund
Class J	$1,000.00	$1,218.75	$7.65	$1,000.00	$1,017.90	$6.95	1.39%
Institutional	1,000.00	1,223.20	3.86	1,000.00	1,021.32	3.51	0.70
R-1	1,000.00	1,218.46	8.53	1,000.00	1,017.11	7.75	1.55
R-2	1,000.00	1,217.95	7.81	1,000.00	1,017.75	7.10	1.42
R-3	1,000.00	1,219.03	6.82	1,000.00	1,018.65	6.21	1.24
R-4	1,000.00	1,221.24	5.78	1,000.00	1,019.59	5.26	1.05
R-5	1,000.00	1,222.03	5.12	1,000.00	1,020.18	4.66	0.93

MidCap Growth Fund III
Class J	1,000.00	1,240.58	9.39	1,000.00	1,016.41	8.45	1.69
Institutional	1,000.00	1,245.97	5.35	1,000.00	1,020.03	4.81	0.96
R-1	1,000.00	1,240.51	10.17	1,000.00	1,015.72	9.15	1.83
R-2	1,000.00	1,239.94	9.44	1,000.00	1,016.36	8.50	1.70
R-3	1,000.00	1,241.61	8.45	1,000.00	1,017.26	7.60	1.52
R-4	1,000.00	1,242.30	7.39	1,000.00	1,018.20	6.66	1.33
R-5	1,000.00	1,244.06	6.73	1,000.00	1,018.79	6.06	1.21

MidCap S&P 400 Index Fund
Class J	1,000.00	1,251.84	4.63	1,000.00	1,020.68	4.16	0.83
Institutional	1,000.00	1,256.90	1.12	1,000.00	1,023.80	1.00	0.20
R-1	1,000.00	1,251.02	5.80	1,000.00	1,019.64	5.21	1.04
R-2	1,000.00	1,251.79	5.08	1,000.00	1,020.28	4.56	0.91
R-3	1,000.00	1,253.35	4.08	1,000.00	1,021.17	3.66	0.73
R-4	1,000.00	1,253.78	3.02	1,000.00	1,022.12	2.71	0.54
R-5	1,000.00	1,254.88	2.35	1,000.00	1,022.71	2.11	0.42

MidCap Value Fund I
Class J	1,000.00	1,251.28	8.93	1,000.00	1,016.86	8.00	1.60
Institutional	1,000.00	1,254.22	5.48	1,000.00	1,019.93	4.91	0.98
R-1	1,000.00	1,250.12	10.32	1,000.00	1,015.62	9.25	1.85
R-2	1,000.00	1,249.28	9.59	1,000.00	1,016.27	8.60	1.72
R-3	1,000.00	1,250.82	8.59	1,000.00	1,017.16	7.70	1.54
R-4	1,000.00	1,251.72	7.54	1,000.00	1,018.10	6.76	1.35
R-5	1,000.00	1,252.93	6.87	1,000.00	1,018.70	6.16	1.23

MidCap Value Fund III
Class J	1,000.00	1,244.68	7.01	1,000.00	1,018.55	6.31	1.26
Institutional	1,000.00	1,246.82	3.90	1,000.00	1,021.32	3.51	0.70
R-1	1,000.00	1,241.15	8.67	1,000.00	1,017.06	7.80	1.56
R-2	1,000.00	1,243.26	7.95	1,000.00	1,017.70	7.15	1.43
R-3	1,000.00	1,243.82	6.95	1,000.00	1,018.60	6.26	1.25
R-4	1,000.00	1,245.51	5.90	1,000.00	1,019.54	5.31	1.06
R-5	1,000.00	1,245.20	5.23	1,000.00	1,020.13	4.71	0.94

Money Market Fund
Class J	1,000.00	1,000.00	1.64	1,000.00	1,023.16	1.66	0.33
Institutional	1,000.00	1,000.00	1.64	1,000.00	1,023.16	1.66	0.33
R-1	1,000.00	1,000.00	1.64	1,000.00	1,023.16	1.66	0.33
R-2	1,000.00	1,000.00	1.64	1,000.00	1,023.16	1.66	0.33
R-3	1,000.00	1,000.00	1.64	1,000.00	1,023.16	1.66	0.33
R-4	1,000.00	1,000.00	1.64	1,000.00	1,023.16	1.66	0.33
R-5	1,000.00	1,000.00	1.64	1,000.00	1,023.16	1.66	0.33

Preferred Securities Fund
Class J	1,000.00	1,114.15	7.55	1,000.00	1,017.65	7.20	1.44
Institutional	1,000.00	1,117.80	3.89	1,000.00	1,021.12	3.71	0.74
R-1	1,000.00	1,112.15	8.38	1,000.00	1,016.86	8.00	1.60
R-2	1,000.00	1,113.45	7.70	1,000.00	1,017.50	7.35	1.47
R-3	1,000.00	1,114.05	6.76	1,000.00	1,018.40	6.46	1.29
R-4	1,000.00	1,116.32	5.77	1,000.00	1,019.34	5.51	1.10
R-5	1,000.00	1,117.76	5.15	1,000.00	1,019.93	4.91	0.98

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid	Beginning
	Beginning	Ending	During Period	Account	Ending	Expenses Paid
	Account Value	Account	November 1,	Value	Account	During Period	Annualized
	November 1,	Value April	2009 to April	November 1,	Value April	November 1, 2009 to	Expense
	2009	30, 2010	30, 2010(a)	2009	30, 2010	April 30, 2010(a)	Ratio
Principal Capital Appreciation
Fund
Institutional	$1,000.00	$1,166.98	$3.12	$1,000.00	$1,021.92	$2.91	0.58%
R-1	1,000.00	1,075.39	2.44 (b)	1,000.00	1,017.70	7.15	1.43
R-2	1,000.00	1,075.68	2.22 (b)	1,000.00	1,018.35	6.51	1.30
R-3	1,000.00	1,075.96	1.91 (b)	1,000.00	1,019.24	5.61	1.12
R-4	1,000.00	1,076.24	1.59 (b)	1,000.00	1,020.18	4.66	0.93
R-5	1,000.00	1,076.53	1.38 (b)	1,000.00	1,020.78	4.06	0.81

Principal LifeTime 2010 Fund
Class J	1,000.00	1,113.65	2.62	1,000.00	1,022.32	2.51	0.50
Institutional	1,000.00	1,116.63	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,111.48	4.82	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,112.14	4.14	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,113.56	3.20	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,113.96	2.20	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,114.78	1.57	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2015 Fund
Institutional	1,000.00	1,122.25	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,118.17	4.83	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,119.26	4.15	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,119.52	3.21	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,120.59	2.21	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,121.34	1.58	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2020 Fund
Class J	1,000.00	1,125.15	2.63	1,000.00	1,022.32	2.51	0.50
Institutional	1,000.00	1,129.07	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,123.31	4.84	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,124.24	4.16	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,124.83	3.21	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,125.52	2.21	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,127.26	1.58	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2025 Fund
Institutional	1,000.00	1,132.81	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,128.48	4.86	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,127.78	4.17	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,128.50	3.22	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,130.64	2.22	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,131.21	1.59	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2030 Fund
Class J	1,000.00	1,135.53	2.81	1,000.00	1,022.17	2.66	0.53
Institutional	1,000.00	1,137.72	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,133.27	4.87	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,133.89	4.18	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,134.24	3.23	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,135.77	2.22	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,136.60	1.59	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2035 Fund
Institutional	1,000.00	1,138.64	0.27	1,000.00	1,024.55	0.25	0.05
R-1	1,000.00	1,134.20	4.87	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,133.98	4.18	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,135.58	3.23	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,135.01	2.22	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,135.69	1.59	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2040 Fund
Class J	1,000.00	1,138.93	3.02	1,000.00	1,021.97	2.86	0.57
Institutional	1,000.00	1,142.09	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,137.08	4.87	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,137.81	4.19	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,138.39	3.23	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,140.04	2.23	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,140.35	1.59	1,000.00	1,023.31	1.51	0.30

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid	Beginning
	Beginning	Ending	During Period	Account	Ending	Expenses Paid
	Account Value	Account	November 1,	Value	Account	During Period	Annualized
	November 1,	Value April	2009 to April	November 1,	Value April	November 1, 2009 to	Expense
	2009	30, 2010	30, 2010(a)	2009	30, 2010	April 30, 2010(a)	Ratio
Principal LifeTime 2045 Fund
Institutional	$1,000.00	$1,143.77	$0.37	$1,000.00	$1,024.45	$0.35	0.07%
R-1	1,000.00	1,138.26	4.88	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,139.24	4.19	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,140.24	3.24	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,140.98	2.23	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,140.50	1.59	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2050 Fund
Class J	1,000.00	1,142.64	3.61	1,000.00	1,021.42	3.41	0.68
Institutional	1,000.00	1,146.91	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,142.04	4.89	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,141.61	4.19	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,143.20	3.24	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,144.46	2.23	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,145.11	1.60	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2055 Fund
Institutional	1,000.00	1,143.29	0.43	1,000.00	1,024.40	0.40	0.08
R-1	1,000.00	1,139.72	5.09	1,000.00	1,020.03	4.81	0.96
R-2	1,000.00	1,140.12	4.40	1,000.00	1,020.68	4.16	0.83
R-3	1,000.00	1,140.47	3.45	1,000.00	1,021.57	3.26	0.65
R-4	1,000.00	1,141.55	2.44	1,000.00	1,022.51	2.31	0.46
R-5	1,000.00	1,142.08	1.81	1,000.00	1,023.11	1.71	0.34

Principal LifeTime Strategic
Income Fund
Class J	1,000.00	1,080.57	2.79	1,000.00	1,022.12	2.71	0.54
Institutional	1,000.00	1,082.18	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,078.01	4.74	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,078.06	4.07	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,079.53	3.15	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,081.47	2.17	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,082.00	1.55	1,000.00	1,023.31	1.51	0.30

Real Estate Securities Fund
Class J	1,000.00	1,325.61	8.42	1,000.00	1,017.55	7.30	1.46
Institutional	1,000.00	1,328.77	4.85	1,000.00	1,020.63	4.21	0.84
R-1	1,000.00	1,323.80	9.85	1,000.00	1,016.31	8.55	1.71
R-2	1,000.00	1,324.67	9.11	1,000.00	1,016.96	7.90	1.58
R-3	1,000.00	1,325.88	8.07	1,000.00	1,017.85	7.00	1.40
R-4	1,000.00	1,326.70	6.98	1,000.00	1,018.79	6.06	1.21
R-5	1,000.00	1,327.66	6.29	1,000.00	1,019.39	5.46	1.09

SAM Balanced Portfolio
Class J	1,000.00	1,117.11	4.72	1,000.00	1,020.33	4.51	0.90
Institutional	1,000.00	1,120.31	1.95	1,000.00	1,022.96	1.86	0.37
R-1	1,000.00	1,115.83	6.45	1,000.00	1,018.70	6.16	1.23
R-2	1,000.00	1,115.93	5.77	1,000.00	1,019.34	5.51	1.10
R-3	1,000.00	1,116.73	4.83	1,000.00	1,020.23	4.61	0.92
R-4	1,000.00	1,118.15	3.83	1,000.00	1,021.17	3.66	0.73
R-5	1,000.00	1,118.32	3.20	1,000.00	1,021.77	3.06	0.61

SAM Conservative Balanced
Portfolio
Class J	1,000.00	1,092.56	4.62	1,000.00	1,020.38	4.46	0.89
Institutional	1,000.00	1,095.97	2.08	1,000.00	1,022.81	2.01	0.40
R-1	1,000.00	1,092.18	6.38	1,000.00	1,018.70	6.16	1.23
R-2	1,000.00	1,091.52	5.70	1,000.00	1,019.34	5.51	1.10
R-3	1,000.00	1,093.51	4.78	1,000.00	1,020.23	4.61	0.92
R-4	1,000.00	1,094.34	3.79	1,000.00	1,021.17	3.66	0.73
R-5	1,000.00	1,093.98	3.17	1,000.00	1,021.77	3.06	0.61

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid	Beginning
	Beginning	Ending	During Period	Account	Ending	Expenses Paid
	Account Value	Account	November 1,	Value	Account	During Period	Annualized
	November 1,	Value April	2009 to April	November 1,	Value April	November 1, 2009 to	Expense
	2009	30, 2010	30, 2010(a)	2009	30, 2010	April 30, 2010(a)	Ratio
SAM Conservative Growth
Portfolio
Class J	$1,000.00	$1,137.84	$4.77	$1,000.00	$1,020.33	$4.51	0.90%
Institutional	1,000.00	1,140.59	2.02	1,000.00	1,022.91	1.91	0.38
R-1	1,000.00	1,135.26	6.51	1,000.00	1,018.70	6.16	1.23
R-2	1,000.00	1,136.94	5.83	1,000.00	1,019.34	5.51	1.10
R-3	1,000.00	1,136.97	4.87	1,000.00	1,020.23	4.61	0.92
R-4	1,000.00	1,138.89	3.87	1,000.00	1,021.17	3.66	0.73
R-5	1,000.00	1,139.79	3.24	1,000.00	1,021.77	3.06	0.61

SAM Flexible Income Portfolio
Class J	1,000.00	1,076.40	4.79	1,000.00	1,020.18	4.66	0.93
Institutional	1,000.00	1,080.03	2.06	1,000.00	1,022.81	2.01	0.40
R-1	1,000.00	1,075.56	6.33	1,000.00	1,018.70	6.16	1.23
R-2	1,000.00	1,076.21	5.66	1,000.00	1,019.34	5.51	1.10
R-3	1,000.00	1,077.22	4.74	1,000.00	1,020.23	4.61	0.92
R-4	1,000.00	1,078.19	3.76	1,000.00	1,021.17	3.66	0.73
R-5	1,000.00	1,078.98	3.14	1,000.00	1,021.77	3.06	0.61

SAM Strategic Growth Portfolio
Class J	1,000.00	1,151.66	4.96	1,000.00	1,020.18	4.66	0.93
Institutional	1,000.00	1,153.92	2.14	1,000.00	1,022.81	2.01	0.40
R-1	1,000.00	1,148.93	6.55	1,000.00	1,018.70	6.16	1.23
R-2	1,000.00	1,150.17	5.86	1,000.00	1,019.34	5.51	1.10
R-3	1,000.00	1,150.99	4.91	1,000.00	1,020.23	4.61	0.92
R-4	1,000.00	1,152.88	3.90	1,000.00	1,021.17	3.66	0.73
R-5	1,000.00	1,152.94	3.26	1,000.00	1,021.77	3.06	0.61

Short-Term Bond Fund
Class J	1,000.00	1,032.59	5.29	1,000.00	1,019.59	5.26	1.05
Institutional	1,000.00	1,035.75	2.27	1,000.00	1,022.56	2.26	0.45
R-1	1,000.00	1,032.57	6.55	1,000.00	1,018.35	6.51	1.30
R-2	1,000.00	1,031.92	5.89	1,000.00	1,018.99	5.86	1.17
R-3	1,000.00	1,033.94	4.99	1,000.00	1,019.89	4.96	0.99
R-4	1,000.00	1,034.02	4.03	1,000.00	1,020.83	4.01	0.80
R-5	1,000.00	1,034.67	3.43	1,000.00	1,021.42	3.41	0.68

Short-Term Income Fund
Institutional	1,000.00	1,028.43	2.56	1,000.00	1,022.27	2.56	0.51

SmallCap Blend Fund
Class J	1,000.00	1,263.16	7.63	1,000.00	1,018.05	6.80	1.36
Institutional	1,000.00	1,266.19	4.50	1,000.00	1,020.83	4.01	0.80
R-1	1,000.00	1,260.91	9.19	1,000.00	1,016.66	8.20	1.64
R-2	1,000.00	1,262.14	8.47	1,000.00	1,017.31	7.55	1.51
R-3	1,000.00	1,262.66	7.46	1,000.00	1,018.20	6.66	1.33
R-4	1,000.00	1,263.99	6.40	1,000.00	1,019.14	5.71	1.14
R-5	1,000.00	1,264.87	5.73	1,000.00	1,019.74	5.11	1.02

SmallCap Growth Fund
Class J	1,000.00	1,248.16	8.08	1,000.00	1,017.60	7.25	1.45
Institutional	1,000.00	1,252.12	4.47	1,000.00	1,020.83	4.01	0.80
R-1	1,000.00	1,246.45	9.13	1,000.00	1,016.66	8.20	1.64
R-2	1,000.00	1,247.39	8.41	1,000.00	1,017.31	7.55	1.51
R-3	1,000.00	1,248.71	7.42	1,000.00	1,018.20	6.66	1.33
R-4	1,000.00	1,249.58	6.36	1,000.00	1,019.14	5.71	1.14
R-5	1,000.00	1,250.41	5.69	1,000.00	1,019.74	5.11	1.02

SmallCap Growth Fund I
Class J	1,000.00	1,282.30	11.37	1,000.00	1,014.83	10.04	2.01
Institutional	1,000.00	1,287.41	6.18	1,000.00	1,019.39	5.46	1.09
R-1	1,000.00	1,281.25	11.14	1,000.00	1,015.03	9.84	1.97
R-2	1,000.00	1,283.54	10.42	1,000.00	1,015.67	9.20	1.84
R-3	1,000.00	1,282.51	9.39	1,000.00	1,016.56	8.30	1.66
R-4	1,000.00	1,284.88	8.33	1,000.00	1,017.50	7.35	1.47
R-5	1,000.00	1,286.54	7.65	1,000.00	1,018.10	6.76	1.35

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid	Beginning
	Beginning	Ending	During Period	Account	Ending	Expenses Paid
	Account Value	Account	November 1,	Value	Account	During Period	Annualized
	November 1,	Value April	2009 to April	November 1,	Value April	November 1, 2009 to	Expense
	2009	30, 2010	30, 2010(a)	2009	30, 2010	April 30, 2010(a)	Ratio
SmallCap Growth Fund II
Class J	$1,000.00	$1,253.31	$8.83	$1,000.00	$1,016.96	$7.90	1.58%
Institutional	1,000.00	1,258.71	5.66	1,000.00	1,019.79	5.06	1.01
R-1	1,000.00	1,251.74	10.50	1,000.00	1,015.47	9.39	1.88
R-2	1,000.00	1,254.05	9.78	1,000.00	1,016.12	8.75	1.75
R-3	1,000.00	1,255.69	8.78	1,000.00	1,017.01	7.85	1.57
R-4	1,000.00	1,255.17	7.72	1,000.00	1,017.95	6.90	1.38
R-5	1,000.00	1,256.80	7.05	1,000.00	1,018.55	6.31	1.26

SmallCap S&P 600 Index Fund
Class J	1,000.00	1,273.57	4.68	1,000.00	1,020.68	4.16	0.83
Institutional	1,000.00	1,276.35	1.13	1,000.00	1,023.80	1.00	0.20
R-1	1,000.00	1,271.80	5.86	1,000.00	1,019.64	5.21	1.04
R-2	1,000.00	1,273.22	5.13	1,000.00	1,020.28	4.56	0.91
R-3	1,000.00	1,275.10	4.12	1,000.00	1,021.17	3.66	0.73
R-4	1,000.00	1,275.86	3.05	1,000.00	1,022.12	2.71	0.54
R-5	1,000.00	1,276.32	2.37	1,000.00	1,022.71	2.11	0.42

SmallCap Value Fund
Class J	1,000.00	1,251.52	7.87	1,000.00	1,017.80	7.05	1.41
Institutional	1,000.00	1,256.27	4.42	1,000.00	1,020.88	3.96	0.79
R-1	1,000.00	1,250.59	9.15	1,000.00	1,016.66	8.20	1.64
R-2	1,000.00	1,250.53	8.43	1,000.00	1,017.31	7.55	1.51
R-3	1,000.00	1,252.99	7.43	1,000.00	1,018.20	6.66	1.33
R-4	1,000.00	1,253.16	6.37	1,000.00	1,019.14	5.71	1.14
R-5	1,000.00	1,254.37	5.70	1,000.00	1,019.74	5.11	1.02

SmallCap Value Fund I
Institutional	1,000.00	1,286.17	5.84	1,000.00	1,019.69	5.16	1.03
R-1	1,000.00	1,281.28	10.80	1,000.00	1,015.32	9.54	1.91
R-2	1,000.00	1,281.98	10.07	1,000.00	1,015.97	8.90	1.78
R-3	1,000.00	1,283.40	9.06	1,000.00	1,016.86	8.00	1.60
R-4	1,000.00	1,283.62	7.98	1,000.00	1,017.80	7.05	1.41
R-5	1,000.00	1,285.65	7.31	1,000.00	1,018.40	6.46	1.29

SmallCap Value Fund II
Class J	1,000.00	1,311.40	11.06	1,000.00	1,015.22	9.64	1.93
Institutional	1,000.00	1,317.48	5.69	1,000.00	1,019.89	4.96	0.99
R-1	1,000.00	1,310.24	10.71	1,000.00	1,015.52	9.35	1.87
R-2	1,000.00	1,312.78	9.98	1,000.00	1,016.17	8.70	1.74
R-3	1,000.00	1,313.06	8.95	1,000.00	1,017.06	7.80	1.56
R-4	1,000.00	1,314.88	7.86	1,000.00	1,018.00	6.85	1.37
R-5	1,000.00	1,315.97	7.18	1,000.00	1,018.60	6.26	1.25

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 1, 2010 to April 30, 2010), multiplied by 60/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	107	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	107	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Chairman/CEO/President, and	107	None
Director since 2008	Vertical Growth Officer, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	107	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	107	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	Director, Focus Products Group;	107	None
Director since 2005	formerly President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	107	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	107	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	107	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	107	None
Director, Chairman	“Manager”), since 2008; Chairman, Principal Funds
Member, Executive Committee	Distributor, Inc. (“PFD”) and Princor, since 2008; Senior
1952	Vice President, Principal Life, and Principal Financial
Group, since 2008; Director, Principal Shareholder Services
(“PSS”) and Currency Management Committee – London,
since 2008; Director CCI since 2009; Director, Spectrum,
since 2005.

Nora M. Everett	President and Director, the Manager, since 2008; Senior	107	None
Director, President and CEO	Vice President, Retirement & Investor Services, Principal
Member, Executive Committee	Life, since 2008; Senior Vice President & Deputy General
1959	Counsel, Principal Life, 2004-2008; Director, PFD, since
2008; CEO, Princor, since 2009; Director, Princor, PSS,
Edge, Principal Asset Management Co. (Asia) Limited,
since 2008; Chairman, PFA since 2010; Director, Principal
International and Principal International Holding Company,
LLC, since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and	107	None
Director	Director of Edge Asset Management, Inc.; President and
Member, Operations Committee	CEO of WM Group of Funds 1987-2006.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund, Principal Occupation(s)
Address, and Year of Birth During past 5 years
Craig L. Bassett Vice President and Treasurer, Principal Life; Treasurer, the Manager, PFD,
Treasurer Princor and Spectrum since 2006; Vice President and Treasurer, Edge and
711 High Street, Des Moines, IA 50392 Principal – REI since 2006; Treasurer, PSS since 2007; Vice President and
1952 Treasurer, Columbus Circle, LLC and PGI since 2007.

Michael J. Beer Executive Vice President, Chief Operating Officer and Director, the Manager,
Executive Vice President since 2008; Executive Vice President, PFD since 2006. President and Director,
711 High Street, Des Moines, IA 50392 Princor, since 2006; Vice President/Mutual Funds and Broker Dealer, Principal
1961 Life, since 2001; President and Director, PSS since 2007.

Randy L. Bergstrom Counsel, Principal Life; Counsel, PGI, since 2006.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice
Chief Compliance Officer	President, PFD, the Manager, and Princor since 2006. Senior Vice President,
711 High Street, Des Moines, IA 50392	PSS, since 2007.
1960

Jill R. Brown	President, PFD since 2010; Senior Vice President/Chief Financial Officer,
Senior Vice President	Princor since 2006; Senior Vice President/Chief Financial Officer, PFD, and PSS,
1100 Investment Blvd, ste 200	since 2007. Senior Vice President/Chief Financial Officer, the Manager, since
El Dorado Hills, CA 95762	2008.
1967

Cary Fuchs	Vice President, PSS, since 2008; FVO, WMSS, 2005-2007; prior thereto,
Senior Vice President of Distribution	Divisional Vice President, BFDS.
1100 Investment Blvd, ste 200
El Dorado Hills, CA 95762
1957

Steve Gallaher	Assistant General Counsel, Principal Life and PFD since 2006; Assistant General
Assistant Counsel	Counsel, PMC, PSS, and Princor since 2007; Prior thereto, self-employed writer.
711 High Street Des Moines, IA 50392
1955

Ernie H. Gillum	Chief Compliance Officer, the Manager, since 2004; Vice President, Product
Vice President, Assistant Secretary	Development, the Manager, and Princor, since 2000; Vice President, PSS, since
711 High Street Des Moines, IA 50392	2007.
1955

Patrick A. Kirchner	Counsel, Principal Life; Assistant General Counsel, the Manager, PGI, and
Assistant Counsel	Princor since 2008.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Attorney, Principal Life since 2008; Counsel, Princor, PSS, the Manager, and
Assistant Counsel	PFD, since 2009; Registered Product Analyst, Principal Funds, 2007-2008,
711 High Street, Des Moines, IA 50392	Registered Product Development Consultant, Princor 2006-2007; and prior
1973	thereto, Judicial Law Clerk, Iowa Supreme Court.

Layne A. Rasmussen	Vice President and Controller – Mutual Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Associate General Counsel, Principal Life and Principal
Counsel	Financial Group, since 2001; Counsel, PGI, since 2001; Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, the Manager, and Princor, since 2001. Senior Vice President and
1951	Counsel, PFD, since 2007.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, Principal Life and PFD, since 2006. Prior thereto, practicing attorney;
Assistant Counsel	Counsel, the Manager, since 2007.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, the Manger, and Princor.
Assistant Treasurer
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, Principal, since 2007. Prior thereto, Segment Business Manager
Vice President and Secretary	for Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2010 and the Statement of Additional Information dated March 1, 2010. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) Sub-advisory agreements with Credit Suisse Asset Management, LLC (“Credit Suisse”) and Jennison Associates LLC (“Jennison”) and amended Sub-advisory agreements with BlackRock, Inc. (“BlackRock”), Tortoise Capital Advisors, LLC (“Tortoise”) and Principal Real Estate Investors, LLC (“Principal REI”) related to the Diversified Real Asset Fund; (2) an Amended Management Agreement with Principal Management Corporation (“PMC” or the Manager”) related to the Diversified Real Asset Fund; (3) a Sub-advisory agreement with Schroder Investment Management North America Inc. (“Schroder, Inc.”) and a Sub-Sub-advisory agreement with Schroder Investment Management North America Limited (“Schroder Limited”) related to the International Fund I; (4) amended Sub-advisory agreements with AllianceBernstein, LP (“AllianceBernstein”), American Century Investment Management, Inc. (“American Century”), AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), BlackRock, Causeway Capital Management LLC (“Causeway”), Columbus Circle Investors (“Columbus Circle”), Dimensional Fund Advisors, Inc. (“Dimensional”), Emerald Advisers, Inc. (“Emerald”), Essex Investment Management Company, LLC (“Essex”), Goldman Sachs Asset Management, L.P. (“Goldman Sachs”), Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), J.P. Morgan Investment Management (“J.P. Morgan”), Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), Mellon Capital Management Corporation (“Mellon Capital”), Pyramis Global Advisors, LLC (“Pyramis”), T. Rowe Price Associates (“T. Rowe”), Turner Investment Partners, Inc. (“Turner”), UBS Global Asset Management (Americas) Inc. (“UBS”), Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), and Westwood Management Corporation (“Westwood”) related to certain funds of PFI; (5) an Interim Sub-advisory agreement and Sub-advisory agreement with American Century related to the LargeCap Growth Fund II; (6) a Sub-advisory agreement with Invesco Advisers, Inc. (“Invesco”) related to the Tax Exempt Bond Fund and California Municipal Fund; and (7) a Sub-advisory agreement with Montag & Caldwell. LLC (“Montag”) related to the LargeCap Growth Fund II.

Amended Management Agreement and Sub-advisory Agreements with Credit Suisse, Jennison, BlackRock, Tortoise, and Principal REI.

On December 13, 2009, the Board considered whether to approve (1) an Amended Management Agreement (“Management Agreement”) between PFI and the Manager and (2) Sub-advisory agreements between the Manager and each of BlackRock, Credit Suisse, Jennison, Tortoise, and Principal REI (each a “Subadviser”) related to the Diversified Real Asset Fund (the “Fund”). The Management Agreement and the Sub-advisory agreements are together referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of Management Agreement for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreements. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of the Subadvisers’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Fund and that the Manager recommended the Subadvisers for the Fund based upon that program.

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical performance of a composite portfolio for each Subadviser with an investment strategy similar to the portfolio strategy that each Subadviser has been proposed to manage, as compared to a Morningstar peer group, where available, and to each strategy’s relevant benchmark index. The Board noted that as of September 30, 2009, each Subadviser had outperformed the relevant benchmark index over the last one, three and five (where available) year periods. The Board also reviewed the hypothetical three-year performance for a total Fund composite (using the Subadvisers’ actual returns), as compared to a composite constructed using the proposed portfolios’ underlying index returns. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Fund’s management and subadvisory fees. With respect to the subadvisory fees proposed to be paid to BlackRock, Credit Suisse, Jennison and Tortoise, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and these Subadvisers. The Board also noted that each Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other clients with comparable mandates. With respect to the proposed management fee, the Board evaluated the proposed fee in comparison to the fees proposed to be paid to the Subadvisers. The Board also received information from the Manager, comparing the proposed expense ratio for the Fund to a custom peer group selected by the Manager and reviewed by the Board. Because of the unique nature of this Fund, the Board concluded that this data was more relevant than the data provided by the Manager from Lipper Analytical Services (“Lipper”), comparing the proposed management fee to advisory fees of a category of mutual funds identified by Lipper as a potential basis for comparison. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Fund under the Advisory Agreements. The Board noted that the proposed management fee schedule includes breakpoints and that all but one of the subadvisory fee schedules include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

As the Fund is a newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or Subadvisers. The Board noted that, at least for the first year of operations, the profitability of the Fund to the Manager was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels.

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisers. The Board noted that they had previously reviewed Principal REI’s soft dollar policies and procedures in connection with the retention of Principal REI to subadvise other PFI Funds, that BlackRock, Credit Suisse and Tortoise will not use soft dollars and that the Manager reported that Jennison’s policy is to use soft dollars within the Section 28(e) safe harbor. Therefore, the Board concluded that, taking into account these potential benefits, the management and subadvisory fees were reasonable.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements was in the best interests of the Fund.

Sub-advisory Agreement with Schroder, Inc. and Sub-Sub-advisory Agreement with Schroder Limited.

On December 13, 2009, the Board considered whether to approve a Sub-advisory agreement between the Manager and Schroder Inc. and a Sub-Sub-advisory agreement (the Sub-Sub-advisory Agreement and, together with the Sub-advisory Agreement, the “Agreements”) among the Manager, Schroder Inc. and Schroder Limited (together with Schroder, Inc., the “Subadviser”) related to the International Fund I (the “Fund”).

The Board considered the nature, quality and extent of services expected to be provided under the Agreements. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Fund and that the Manager recommended the Subadviser for the Fund based upon that due diligence program.

The Board reviewed historical composite performance of the Subadviser as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of September 30, 2009, the Subadviser’s composite performance outperformed the relevant benchmark index over the last one, three and five year periods. The Board also reviewed an analysis of the impact the Subadviser’s performance would have had on the Fund’s risk-adjusted excess returns over three and five year periods ended September 30, 2009. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the fees proposed to be paid to the Subadviser, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the Subadviser. The Board also compared the proposed fee schedule to that of the existing subadviser for the Fund. The Board noted that the Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients with the same mandate. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the proposed Agreements. The Board noted the breakpoints included in the fee schedule and concluded that it reflects an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed fees were reasonable.

The Board determined that it need not review estimated levels of profits to the Subadviser because, as the Board noted, the Manager will compensate the Subadviser from its own management fees, the Manager had negotiated the Agreements at arm’s-length and the proposed fee is represented to be competitive.

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisor. The Board noted the Manager’s representation that the Subadviser has a policy to use soft dollars within the Section 28(e) safe harbor.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements are fair and reasonable and that approval of the Agreements were in the best interests of the Fund.

Sub-advisory Agreements with Invesco, Montag, and American Century.

On March 7, 2010, the Board considered whether to approve the following subadvisory agreements (the “Sub-advisory Agreements”) between the Manager and: (1) Invesco related to the Tax-Exempt Bond Fund and the California Municipal Bond Fund (the “Bond Funds”); (2) Montag related to the LargeCap Growth Fund II (the “LargeCap Fund” and, together with the Bond Funds, the “Funds”); and (3) American Century related to the LargeCap Fund. American Century, Invesco and Montag are referred to collectively herein as the “Subadvisers.”

The Sub-advisory Agreements were considered in connection with changes in control involving each of the Subadvisers. With respect to American Century, the change in control resulted from the appointment of a new trustee for the trust owning a controlling block of voting securities of American Century’s parent company. With respect to Invesco, the pending change in control would result from the sale of a controlling ownership interest in Van Kampen Asset Management, the current subadviser to the Bond Funds, to Invesco’s parent company. With respect to Montag, the pending change in control would result from the purchase by Montag employees of a controlling ownership interest in Montag. Each of these transactions (the “Transactions”) would effect an assignment and thus cause the automatic termination of each of the Sub-advisory Agreements upon the respective effective dates of the Transactions.

The Board noted that on February 25, 2010, the Board approved an interim subadvisory agreement between the Manager and American Century in connection with the American Century Transaction. In addition, in approving the Sub-advisory Agreements, the Board noted that in September 2009, the Board had renewed the current sub-advisory agreements with the Subadvisers and considered the information provided by the Manager and independent legal counsel in connection with that annual review. The Board noted their findings and conclusions from the annual review of the current sub-advisory agreements.

Based upon their review, the Board concluded that it was in the best interests of the Funds to approve the Sub-advisory Agreements. The Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Funds, in approving the Sub-advisory Agreements.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreements. The Board considered the continuing aspects of the Subadvisers’ operations. The Board noted the Manager’s statement that the individuals who are currently responsible for the day-to-day management of the Funds were expected to continue to be responsible for the management of the Funds following the close of the Transactions. With respect to Montag, the Board also considered the Manager’s assessment of the anticipated financial stability of Montag going forward. Accordingly, the Board considered the current reputation, qualifications and background of the Subadvisers, investment approach of the Subadvisers, the experience and skills of investment personnel responsible for the day-to-day management of the Funds and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the PFI Funds and that the Manager had recommended the Subadvisers for the Funds based upon that program.

With respect to investment performance, the Board considered that the Subadvisers expected to retain the portfolio management personnel currently responsible for the management of the Funds following the closing of the Transactions. The Board concluded that based on this factor, along with the Board’s prior findings regarding performance, investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to the Subadvisers, the Board considered that neither the advisory fees paid by the Funds to the Manager nor the subadvisory fees paid by the Manager to the Subadvisers were proposed to change as a result of the Transactions. Taking into consideration the Board’s prior evaluation of the subadvisory fees, the Board concluded that the subadvisory fees were reasonable. With respect to the costs of services to be provided and profits to be realized by the Subadvisers, the Board noted their recent evaluation of this factor in connection with the annual renewal of the current subadvisory agreements and noted that no change in profits would result based upon the Transactions.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to the Funds under the Sub-advisory agreements. The Board noted their recent evaluation of this factor in connection with the annual renewal of the current subadvisory agreements. In addition, the Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of any economies of scale at current asset levels.

The Board also considered the character and amount of other incidental benefits received by the Subadvisers. The Board noted that no additional benefits were reported beyond those benefits considered by the Board when the current subadvisory agreements were last renewed. Therefore, the Board concluded that the subadvisory fees continued to be reasonable, taking into account these benefits.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreements are fair and reasonable and that approval of the Sub-advisory Agreements is in the best interests of the Funds.

Amended Sub-advisory Agreements

At its December 14, 2009 meeting, the Board considered whether to amend subadvisory agreements (the “Sub-advisory Agreements”) between the Manager and AllianceBernstein related to the SmallCap Growth Fund I and LargeCap Value Fund III, American Century related to the LargeCap Growth Fund III, AXA Rosenberg related to the International Value Fund I, BlackRock related to the Inflation Protection Fund, Causeway related to International Value Fund I, Columbus Circle related to the SmallCap Growth Fund III, Dimensional related to the SmallCap Value Fund II, Emerald related to the SmallCap Growth Fund II, Essex related to the SmallCap Growth Fund II, Goldman Sachs related to the LargeCap Blend Fund I and MidCap Value Fund I, Jacobs Levy related to the MidCap Growth Fund III, J.P. Morgan related to the SmallCap Value Fund I, LA Capital related to the MidCap Value Fund I and SmallCap Value Fund II, Mellon Capital related to the MidCap Growth Fund III and SmallCap Value Fund I, Pyramis related to the International Fund I, T. Rowe related to the LargeCap Blend Fund II and LargeCap Growth Fund I, Turner related to the MidCap Growth Fund III, UBS related to the LargeCap Value Fund I and SmallCap Growth Fund II, Vaughan Nelson related to the SmallCap Value Fund II, and Westwood related to the LargeCap Value Fund III.

The Board noted that the amended Sub-advisory Agreements were the same in all material aspects as the current subadvisory agreements other than changes to certain fee schedules to reduce fees or to limit the fees the subadvisers are paid on cash and cash equivalents held in the portfolio of the Funds and certain other administrative changes. As part of its consideration of the amendments, the Board noted that it approved the continuation of the current subadvisory agreements for these subadvisers at its September 2009 meeting. In approving the amended Sub-advisory Agreements, the Board determined that, given its recent consideration of the current subadvisory agreements, it was not necessary to reconsider all of the factors it considered at its September 2009 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services the subadvisers provide to the Funds and that the subadvisers’ obligations under the Sub-advisory Agreements would remain the same in all material respects.

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders Principal Funds, Inc. – Ultra Short Bond Fund Held December 15, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the Ultra Short Bond Fund into the Money Market Fund:

In Favor	Opposed	Abstain
15,850,722.484	1,027,562.148	2,517,763.439

Special Meeting of Shareholders

Principal Funds, Inc. – High Quality Intermediate-Term Bond Fund Held May 10, 2010

1.	Approval of a Plan of Reorganization providing for the reorganization of the High Quality Intermediate-Term Bond Fund into the Bond Market Index Fund:

In Favor	Opposed	Abstain
2,970,690.330	146,513.924	271,668.420

This page intentionally left blank.

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Insurance products and plan administrative services are provided by Principal life Insurance Company. Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV382-04 | 06/2010 | #t1006070173 ©2010 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 6/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 6/22/2010

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 6/22/2010